UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Investors
Securities Trust
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Franklin Convertible Securities Fund 2
Franklin Equity Income Fund 6
Franklin Managed Income Fund 11
Financial Highlights and Schedules of Investments 17
Financial Statements 50
Notes to Financial Statements 55
Shareholder Information 71
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
Franklin Convertible Securities Fund
This semiannual report for Franklin Convertible Securities
Fund covers the period ended April 30, 2024. The Fund is
currently closed to new investors with limited exceptions.
Existing investors may continue to purchase additional
shares of the Fund, please see the Fund’s prospectus for
additional information.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return, consistent with
reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
The Fund normally invests at least 80% of its net assets
in convertible securities and common stock received upon
conversion of convertible securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +12.16% cumulative total return. In comparison, the
Fund’s benchmark, the ICE BofA Convertibles Total Return
Alternatives Index, which tracks the domestic convertible
securities market, posted a +10.85% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
Portfolio Composition
4/30/24
% of Total Net
Assets
Convertible Bonds 90.2%
Convertible Preferred Stocks 5.7%
Short-Term Investments & Other Net Assets 4.1%
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
Jazz Investments I Ltd. 2.6%
Pharmaceuticals, United States
Ivanhoe Mines Ltd. 2.6%
Metals & Mining, Canada
Axon Enterprise, Inc. 2.5%
Aerospace & Defense, United States
Dexcom, Inc. 2.5%
Health Care Equipment & Supplies, United
States
CenterPoint Energy, Inc. 2.5%
Multi-Utilities, United States
Apollo Global Management, Inc. 2.4%
Financial Services, United States
Cloudflare, Inc. 2.3%
IT Services, United States
Etsy, Inc. 2.3%
Broadline Retail, United States
Burlington Stores, Inc. 2.3%
Specialty Retail, United States
Block, Inc. 2.3%
Financial Services, United States
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
21
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of April 30, 2024
Franklin Convertible Securities Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +12.16% +5.99%
1-Year +7.61% +1.70%
5-Year +54.05% +7.80%
10-Year +146.28% +8.82%
Advisor
6-Month +12.30% +12.30%
1-Year +7.88% +7.88%
5-Year +55.98% +9.30%
10-Year +152.52% +9.71%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 0.74% 0.71% 0.71%
Advisor 1.03% 1.01% 1.00%
See page 4 for Performance Summary footnotes.

Franklin Convertible Securities Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance
(ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0846 $0.2894 $0.3740
C $0.0087 $0.2894 $0.2981
R6 $0.1183 $0.2894 $0.4077
Advisor $0.1105 $0.2894 $0.3999
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.82% 0.83%
Advisor 0.57% 0.58%

Your Fund’s Expenses
Franklin Convertible Securities Fund
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,121.60 $4.39 $1,020.72 $4.18 0.83%
C $1,000 $1,117.10 $8.33 $1,016.99 $7.94 1.58%
R6 $1,000 $1,123.80 $2.65 $1,022.36 $2.53 0.50%
Advisor $1,000 $1,123.00 $3.08 $1,021.97 $2.93 0.58%

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Semiannual Report
Franklin Equity Income Fund
This semiannual report for Franklin Equity Income Fund
covers the period ended April 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return by emphasizing
high current income and long-term capital appreciation,
consistent with reasonable risk, by normally investing at least
80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally invests
predominantly in common stocks, and the remainder of
its assets in other equity-related instruments such as
convertible securities and equity-linked notes (ELNs) and
may also invest in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +19.63% cumulative total return. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Value Index,
which measures performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates, posted a +18.42% cumulative
total return.
1
The Fund’s secondary benchmark, the
Standard & Poor’s
®
500 Index (S&P 500
®
), which is designed
to measure total U.S. equity market performance, posted a
+20.98% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Effective March 1, 2024, Todd Brighton (Portfolio Manager)
stepped off the Fund. His responsibilities have been
allocated to others in the portfolio management team.
Portfolio Composition
4/30/24
% of Total
Net Assets
Oil, Gas & Consumable Fuels 10.7%
Capital Markets 9.8%
Banks 7.4%
Pharmaceuticals 5.9%
Electric Utilities 5.7%
Health Care Equipment & Supplies 4.0%
Semiconductors & Semiconductor Equipment 4.0%
Health Care Providers & Services 3.8%
Consumer Staples Distribution & Retail 3.5%
Life Sciences Tools & Services 3.4%
Beverages 3.1%
Household Products 2.7%
Chemicals 2.7%
Electrical Equipment 2.3%
Other
*
28.6%
Short-Term Investments & Other Net Assets 2.4%
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.7%
Banks, United States
Chevron Corp. 3.6%
Oil, Gas & Consumable Fuels, United States
Morgan Stanley 3.2%
Capital Markets, United States
Johnson & Johnson 2.8%
Pharmaceuticals, United States
Bank of America Corp. 2.8%
Banks, United States
Procter & Gamble Co. (The) 2.7%
Household Products, United States
Oracle Corp. 2.3%
Software, United States
Broadcom, Inc. 2.2%
Semiconductors & Semiconductor Equipment,
United States
NextEra Energy, Inc. 2.2%
Electric Utilities, United States
Duke Energy Corp. 2.2%
Electric Utilities, United States
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 30 .

Franklin Equity Income Fund
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Semiannual Report
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Lead Portfolio Manager
Alan E. Muschott, CFA
Portfolio Manager

Performance Summary as of April 30, 2024
Franklin Equity Income Fund
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +19.63% +13.07%
1-Year +13.43% +7.20%
5-Year +56.78% +8.18%
10-Year +132.99% +8.21%
Advisor
6-Month +19.78% +19.78%
1-Year +13.72% +13.72%
5-Year +58.79% +9.69%
10-Year +138.85% +9.10%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.07% 1.55% 1.54%
Advisor 2.43% 1.89% 1.88%
See page 9 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary
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franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Distributions are not guaranteed and are subject to change. Investments in equity-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3751 $0.4821 $0.8572
C $0.2637 $0.4821 $0.7458
R $0.3391 $0.4821 $0.8212
R6 $0.4230 $0.4821 $0.9051
Advisor $0.4115 $0.4821 $0.8936
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.83% 0.84%
Advisor 0.58% 0.59%

Your Fund’s Expenses
Franklin Equity Income Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,196.30 $4.51 $1,020.76 $4.15 0.83%
C $1,000 $1,191.70 $8.58 $1,017.03 $7.90 1.58%
R $1,000 $1,194.80 $5.87 $1,019.52 $5.40 1.08%
R6 $1,000 $1,198.10 $2.74 $1,022.37 $2.52 0.50%
Advisor $1,000 $1,197.80 $3.14 $1,022.00 $2.89 0.58%

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Semiannual Report
Franklin Managed Income Fund
This semiannual report for Franklin Managed Income Fund
covers the period ended April 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income to support monthly
distributions, while maintaining the prospects for capital
appreciation by investing, under normal market conditions,
in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at
least 25% of its total assets in debt securities, including
bonds, notes, debentures and money market securities, and
at least 25% of its total assets in equity securities, primarily common and preferred stock.
Performance Overview
For the six months under review, the Fund’s Class A
shares posted a cumulative total return of +10.71%. In
comparison, the Fund’s primary benchmark, the Bloomberg
U.S. Aggregate Index, which measures the performance of
the investment-grade, U.S. dollar-denominated, fixed-rate
taxable bond market, posted a +4.97% cumulative total
return.
1
The Fund’s secondary benchmark, the blended
50% MSCI USA High Dividend Yield Index, 25% ICE BofA
U.S. Corporate & High Yield Index and 25% Bloomberg
U.S. Aggregate Bond Index (Blended Benchmark), which is
a combination of leading stock and bond indexes, posted
a +11.30% cumulative total return.
2
The MSCI USA High
Dividend Yield Index is designed to reflect the performance
of equities in the MSCI USA Index (excluding REITs) with
higher dividend income and quality characteristics than
average dividend yields that are both sustainable and
persistent. The MSCI USA Index is designed to measure the
performance of the large- and mid-capitalization segments of the U.S. market. The ICE BofA U.S. Corporate & High Yield
Index tracks the performance of U.S. dollar-denominated
investment-grade corporate debt publicly issued in the U.S.
domestic market, and below investment grade, but not in
default, U.S. dollar-denominated corporate bonds publicly
issued in the U.S. domestic market and includes issues with
a credit rating of BBB or below, as rated by credit rating
agencies Moody’s and Standard & Poor’s. The Fund’s third
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
which is designed to measure total U.S. equity market
performance, posted a +20.98% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 13 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without
the return of capital and without an associated impact from
return of capital on the Fund’s net asset value per share.
The policy had no material impact on the Fund’s investment
strategy.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
4/30/24
% of Total Net
Assets
Corporate Bonds 55.8%
Common Stocks 29.1%
Equity-Linked Securities 7.9%
U.S. Government and Agency Securities 4.8%
Other
*
1.4%
Short-Term Investments & Other Net Assets 1.0%
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top Five Fixed Income Holdings
4/30/24
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 2.5%
Financial Services , United States
U.S. Treasury Bonds 2.3%
Financial Services , United States
CHS/Community Health Systems, Inc. 1.3%
Health Care Providers & Services , United States
BAT Capital Corp. 1.2%
Tobacco , United Kingdom
Barclays plc 1.2%
Banks , United Kingdom
1. Source: Morningstar.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
40
.

Franklin Managed Income Fund
12
franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
Managed Income Fund. We look forward to serving your
future investment needs.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
Top Five Equity Holdings
4/30/24
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 2.1%
Oil, Gas & Consumable Fuels, United States
Texas Instruments, Inc. 1.8%
Semiconductors & Semiconductor Equipment,
United States
Home Depot, Inc. (The) 1.5%
Specialty Retail, United States
Exxon Mobil Corp. 1.4%
Oil, Gas & Consumable Fuels, United States
Bank of America Corp. 1.3%
Banks, United States

Performance Summary as of April 30, 2024
Franklin Managed Income Fund
13
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.71% +4.66%
1-Year +3.63% -2.10%
5-Year +29.37% +4.11%
10-Year +69.44% +4.82%
Advisor
6-Month +10.82% +10.82%
1-Year +3.81% +3.81%
5-Year +30.98% +5.55%
10-Year +73.84% +5.69%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 4.44% 3.47%
Advisor 4.96% 3.93%
See page 15 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary
14
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Equity securities are subject to price fluctuation and possible loss of principal. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
The Fund is not guaranteed to achieve its investment goal nor is there any guarantee that the Fund will provide sufficient income at or through the investor's retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders' cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax professional to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial professional for assistance before selecting the appropriate Fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance, and tax bracket.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income, capital gains and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Net Asset Value
Share Class (Symbol) 4/30/24 10/31/23 Change
A (FBLAX) $12.17 $11.25 +$0.92
C (FBMCX) $12.04 $11.13 +$0.91
R (FBFQX) $12.21 $11.28 +$0.93
R6 (FBFRX) $12.20 $11.28 +$0.92
Advisor (FBFZX) $12.20 $11.28 +$0.92
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.2828
C $0.2342
R $0.2682
R6 $0.3034
Advisor $0.2988
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.91%
Advisor 0.65% 0.66%

Franklin Managed Income Fund
Performance Summary
15
franklintempleton.com
Semiannual Report
Important data provider notices and terms available at www.franklintempletondatasources.com.

Your Fund’s Expenses
Franklin Managed Income Fund
16
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,107.10 $4.74 $1,020.36 $4.55 0.91%
C $1,000 $1,102.90 $8.65 $1,016.63 $8.30 1.65%
R $1,000 $1,106.30 $6.05 $1,019.12 $5.80 1.15%
R6 $1,000 $1,108.60 $3.09 $1,021.93 $2.96 0.59%
Advisor $1,000 $1,108.20 $3.43 $1,021.61 $3.29 0.66%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
o
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.90 $20.43 $31.15 $27.11 $22.13 $20.65
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.18 0.14 0.19 0.22 0.21
Net realized and unrealized gains (losses) 2.21 (0.02) (5.47) 7.01 6.67 2.47
Total from investment operations ........ 2.29 0.16 (5.33) 7.20 6.89 2.68
Less distributions from:
Net investment income .............. (0.08) (0.16) (0.15) (0.23) (0.30) (0.45)
Net realized gains ................. (0.29) (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ................... (0.37) (1.69) (5.39) (3.16) (1.91) (1.20)
Net asset value, end of period .......... $20.82 $18.90 $20.43 $31.15 $27.11 $22.13
Total return
c
....................... 12.16% 0.62% (19.94)% 27.98% 33.49% 13.84%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.82% 0.83% 0.83% 0.83% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.81%
e
0.83%
e,f
0.82%
e
0.83%
e,f
0.83%
e
Net investment income ............... 0.81% 0.91% 0.61% 0.64% 0.96% 0.97%
Supplemental data
Net assets, end of period (000’s) ........ $932,500 $901,820 $1,067,202 $1,621,832 $1,385,821 $1,169,928
Portfolio turnover rate ................ 14.45% 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.38 $19.92 $30.53 $26.66 $21.77 $20.31
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 0.03 (0.03) (0.03) 0.05 0.04
Net realized and unrealized gains (losses) 2.14 (0.02) (5.34) 6.89 6.56 2.45
Total from investment operations ........ 2.15 0.01 (5.37) 6.86 6.61 2.49
Less distributions from:
Net investment income .............. (0.01) (0.02) — (0.06) (0.11) (0.28)
Net realized gains ................. (0.29) (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ................... (0.30) (1.55) (5.24) (2.99) (1.72) (1.03)
Net asset value, end of period .......... $20.23 $18.38 $19.92 $30.53 $26.66 $21.77
Total return
c
....................... 11.71% (0.16)% (20.53)% 27.04% 32.48% 13.03%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.59% 1.57% 1.58% 1.57% 1.59% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.58% 1.56%
e
1.57%
e
1.57%
e,f
1.58%
e
1.58%
e
Net investment income (loss) .......... 0.06% 0.15% (0.15)% (0.10)% 0.21% 0.22%
Supplemental data
Net assets, end of period (000’s) ........ $63,163 $67,313 $100,936 $198,611 $233,295 $256,075
Portfolio turnover rate ................ 14.45% 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.08 $20.62 $31.39 $27.29 $22.28 $20.78
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.25 0.22 0.29 0.31 0.28
Net realized and unrealized gains (losses) 2.24 (0.03) (5.52) 7.07 6.69 2.50
Total from investment operations ........ 2.36 0.22 (5.30) 7.36 7.00 2.78
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.23) (0.33) (0.38) (0.53)
Net realized gains ................. (0.29) (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ................... (0.41) (1.76) (5.47) (3.26) (1.99) (1.28)
Net asset value, end of period .......... $21.03 $19.08 $20.62 $31.39 $27.29 $22.28
Total return
c
....................... 12.38% 0.89% (19.65)% 28.43% 33.89% 14.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.51% 0.53% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.49%
e
0.48%
e
0.50%
e
0.50%
e
0.49%
e
Net investment income ............... 1.14% 1.23% 0.95% 0.97% 1.30% 1.31%
Supplemental data
Net assets, end of period (000’s) ........ $91,849 $89,591 $95,418 $127,846 $113,642 $51,791
Portfolio turnover rate ................ 14.45% 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.90 $20.43 $31.16 $27.11 $22.14 $20.65
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.23 0.20 0.26 0.28 0.26
Net realized and unrealized gains (losses) 2.21 (0.02) (5.48) 7.03 6.66 2.49
Total from investment operations ........ 2.32 0.21 (5.28) 7.29 6.94 2.75
Less distributions from:
Net investment income .............. (0.11) (0.21) (0.21) (0.31) (0.36) (0.51)
Net realized gains ................. (0.29) (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ................... (0.40) (1.74) (5.45) (3.24) (1.97) (1.26)
Net asset value, end of period .......... $20.82 $18.90 $20.43 $31.16 $27.11 $22.14
Total return
c
....................... 12.30% 0.87% (19.75)% 28.34% 33.80% 14.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.57% 0.58% 0.58% 0.58% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.56%
e
0.58%
e,f
0.57%
e
0.58%
e,f
0.58%
e
Net investment income ............... 1.06% 1.16% 0.85% 0.89% 1.20% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $1,511,944 $1,474,802 $1,894,863 $3,355,546 $2,773,524 $2,379,435
Portfolio turnover rate ................ 14.45% 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 5.7%
Chemicals 2.2%
a
Albemarle Corp. , 7.25% ................................ United States 1,063,200 $ 58,337,784
a
Financial Services 2.4%
Apollo Global Management, Inc. , 6.75% .................... United States 1,040,000 63,419,200
Machinery 1.1%
RBC Bearings, Inc. , 5% , A ............................... United States 250,000 28,092,500
Total Convertible Preferred Stocks (Cost $ 130,160,000 ) ..........................
149,849,484
Principal
Amount
*
Convertible Bonds 90.2%
Aerospace & Defense 2.5%
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ............
United States 45,000,000 65,722,500
Biotechnology 8.0%
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 ...........
Denmark 32,500,000 35,779,867
b
Immunocore Holdings plc , Senior Note , 144A, 2.5% , 2/01/30 ..... United Kingdom 20,000,000 19,805,034
Insmed, Inc. , Senior Note , 0.75% , 6/01/28 ...................
United States 46,000,000 47,008,358
b
Mirum Pharmaceuticals, Inc. , Senior Note , 144A, 4% , 5/01/29 .... United States 16,500,000 18,553,922
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 21,750,000 39,191,325
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ............
United States 48,000,000 46,596,000
206,934,506
Broadline Retail 2.3%
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ....................
United States 72,500,000 59,972,000
Communications Equipment 0.8%
Viavi Solutions, Inc. , 1.625% , 3/15/26 ......................
United States 20,709,000 19,401,744
Construction & Engineering 1.6%
b
Fluor Corp. , Senior Note , 144A, 1.125% , 8/15/29 .............. United States 39,000,000 42,558,750
Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ....
United States 21,000,000 21,532,939
Electric Utilities 4.2%
Duke Energy Corp. , Senior Note , 4.125% , 4/15/26 .............
United States 30,500,000 30,324,468
b
NextEra Energy Capital Holdings, Inc. , Senior Note , 144A, 3% ,
3/01/27 ........................................... United States 24,000,000 26,220,000
b
PG&E Corp. , Senior Secured Note , 144A, 4.25% , 12/01/27 ...... United States 52,000,000 52,143,000
108,687,468
Energy Equipment & Services 1.0%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .......
United States 28,000,000 26,124,000
Financial Services 7.1%
Block, Inc. ,
Senior Note , Zero Cpn., 5/01/26 ........................ United States 24,500,000 21,911,575
Senior Note , 0.25% , 11/01/27 .......................... United States 45,000,000 36,933,750
b
Global Payments, Inc. , Senior Note , 144A, 1.5% , 3/01/31 ....... United States 50,000,000 49,950,000
b
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn., 2/01/26 .... United States 19,000,000 17,337,198
Shift4 Payments, Inc. ,
Senior Note , Zero Cpn., 12/15/25 ....................... United States 26,000,000 26,894,400
Senior Note , 0.5% , 8/01/27 ............................ United States 35,000,000 31,223,500
184,250,423

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Food Products 3.3%
Freshpet, Inc. , Senior Note , 3% , 4/01/28 ....................
United States 27,000,000 $ 45,231,750
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 ...............
United States 36,000,000 40,356,000
85,587,750
Ground Transportation 4.3%
Lyft, Inc. ,
Senior Note , 1.5% , 5/15/25 ............................ United States 22,349,000 21,487,634
b
Senior Note , 144A, 0.625% , 3/01/29 ..................... United States 35,000,000 36,142,440
Uber Technologies, Inc. ,
Senior Note , Zero Cpn., 12/15/25 ....................... United States 30,000,000 31,275,000
b
2028 , Senior Note , 144A, 0.875% , 12/01/28 ............... United States 20,500,000 23,031,750
111,936,824
Health Care Equipment & Supplies 7.4%
Dexcom, Inc. ,
Senior Note , 0.25% , 11/15/25 .......................... United States 31,000,000 32,572,300
b
Senior Note , 144A, 0.375% , 5/15/28 ..................... United States 32,250,000 32,821,236
Haemonetics Corp. , Senior Note , Zero Cpn., 3/01/26 ...........
United States 37,500,000 34,417,500
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 50,000,000 51,555,045
Integer Holdings Corp. , Senior Note , 2.125% , 2/15/28 ..........
United States 30,000,000 41,850,000
193,216,081
Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 22,851,400
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 ...........
United States 19,000,000 34,948,600
Vail Resorts, Inc. , Senior Note , Zero Cpn., 1/01/26 ............
United States 48,000,000 43,800,000
78,748,600
Industrial REITs 2.2%
b
Rexford Industrial Realty LP ,
Senior Note , 144A, 4.375% , 3/15/27 ..................... United States 20,000,000 19,445,579
Senior Note , 144A, 4.125% , 3/15/29 ..................... United States 40,000,000 38,574,333
58,019,912
Interactive Media & Services 1.1%
Snap, Inc. , Senior Note , 0.125% , 3/01/28 ...................
United States 35,000,000 27,492,500
IT Services 4.8%
Cloudflare, Inc. , Senior Note , Zero Cpn., 8/15/26 ..............
United States 66,200,000 60,457,150
Okta, Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 53,000,000 50,217,500
Wix.com Ltd. , Senior Note , Zero Cpn., 8/15/25 ...............
Israel 15,400,000 14,314,300
124,988,950
Life Sciences Tools & Services 1.5%
b
Repligen Corp. , Senior Note , 144A, 1% , 12/15/28 ............. United States 36,000,000 37,746,000
Media 4.8%
Cable One, Inc. ,
Senior Note , Zero Cpn., 3/15/26 ........................ United States 18,750,000 16,265,625
Senior Note , 1.125% , 3/15/28 .......................... United States 36,250,000 26,883,000
b
Liberty Broadband Corp. , Senior Bond , 144A, 3.125% , 3/31/53 ... United States 62,000,000 57,901,800

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Media (continued)
Liberty Media Corp. , Senior Note , 3.75% , 3/15/28 .............
United States 23,000,000 $ 24,817,000
125,867,425
Metals & Mining 2.6%
b
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 35,500,000 66,409,850
Multi-Utilities 2.5%
b
CenterPoint Energy, Inc. , Senior Note , 144A, 4.25% , 8/15/26 ..... United States 65,000,000 64,480,000
Pharmaceuticals 2.9%
Jazz Investments I Ltd. ,
Senior Note , 1.5% , 8/15/24 ............................ United States 14,750,000 14,565,625
Senior Note , 2% , 6/15/26 ............................. United States 55,000,000 53,143,750
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 .......
United States 12,000,000 8,064,000
75,773,375
Real Estate Management & Development 1.2%
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 31,500,000 32,004,000
Semiconductors & Semiconductor Equipment 3.0%
MACOM Technology Solutions Holdings, Inc. , Senior Note , 0.25% ,
3/15/26 ........................................... United States 31,000,000 41,036,250
Wolfspeed, Inc. ,
Senior Note , 0.25% , 2/15/28 ........................... United States 29,900,000 17,790,500
Senior Note , 1.875% , 12/01/29 ......................... United States 35,000,000 20,238,750
79,065,500
Software 10.2%
BILL Holdings, Inc. ,
Senior Note , Zero Cpn., 12/01/25 ....................... United States 37,500,000 34,668,750
Senior Note , Zero Cpn., 4/01/27 ........................ United States 12,000,000 10,230,000
BlackLine, Inc. , Senior Note , 0.125% , 8/01/24 ................
United States 9,500,000 9,466,750
Envestnet, Inc. ,
Senior Note , 0.75% , 8/15/25 ........................... United States 4,900,000 4,757,900
Senior Note , 2.625% , 12/01/27 ......................... United States 47,500,000 50,943,750
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 49,060,000
HubSpot, Inc. , Senior Note , 0.375% , 6/01/25 .................
United States 24,500,000 52,895,500
Workiva, Inc. ,
Senior Note , 1.125% , 8/15/26 .......................... United States 7,000,000 8,088,500
b
Senior Note , 144A, 1.25% , 8/15/28 ...................... United States 49,000,000 44,051,000
264,162,150
Specialty Retail 6.2%
Burlington Stores, Inc. ,
Senior Note , 2.25% , 4/15/25 ........................... United States 13,000,000 13,669,500
b
Senior Note , 144A, 1.25% , 12/15/27 ..................... United States 42,287,000 46,156,261
RealReal, Inc. (The) , Senior Note , 1% , 3/01/28 ...............
United States 30,000,000 13,617,000
RH , Senior Note , Zero Cpn., 9/15/24 .......................
United States 24,000,000 30,516,000
Wayfair, Inc. ,
Senior Note , 3.25% , 9/15/27 ........................... United States 47,250,000 52,173,450

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Specialty Retail (continued)
Wayfair, Inc., (continued)
b
Senior Note , 144A, 3.5% , 11/15/28 ...................... United States 3,450,000 $ 4,598,850
160,731,061
Total Convertible Bonds (Cost $ 2,299,256,555 ) ..................................
2,344,265,708
Total Long Term Investments (Cost $ 2,429,416,555 ) .............................
2,494,115,192
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 101,379,227 101,379,227
Total Money Market Funds (Cost $ 101,379,227 ) .................................
101,379,227
Total Short Term Investments (Cost $ 101,379,227 ) ...............................
101,379,227
a
Total Investments (Cost $ 2,530,795,782 ) 99.8% ..................................
$2,595,494,419
Other Assets, less Liabilities 0.2% .............................................
3,962,068
Net Assets 100.0% ...........................................................
$2,599,456,487
a a a
See Abbreviations on page 70 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $697,927,003, representing 26.8% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.71 $28.35 $33.10 $24.22 $26.23 $24.86
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.55 0.49 0.44 0.49 0.46
Net realized and unrealized gains (losses) 4.89 (0.57) (2.94) 9.26 (1.11) 2.49
Total from investment operations ........ 5.18 (0.02) (2.45) 9.70 (0.62) 2.95
Less distributions from:
Net investment income .............. (0.38) (0.72) (0.63) (0.60) (0.63) (0.58)
Net realized gains ................. (0.48) (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ................... (0.86) (1.62) (2.30) (0.82) (1.39) (1.58)
Net asset value, end of period .......... $31.03 $26.71 $28.35 $33.10 $24.22 $26.23
Total return
c
....................... 19.63% (0.25)% (7.84)% 40.58% (2.43)% 12.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.83% 0.83% 0.85% 0.86% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.83%
e
0.82%
f
0.82%
f
0.85%
e,f
0.85%
f
0.85%
f
Net investment income ............... 1.95% 1.93% 1.64% 1.47% 1.98% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $3,155,346 $2,777,434 $2,841,036 $2,952,462 $1,953,985 $2,017,910
Portfolio turnover rate ................ 14.41% 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.53 $28.11 $32.83 $24.03 $26.01 $24.64
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.34 0.26 0.22 0.30 0.28
Net realized and unrealized gains (losses) 4.85 (0.56) (2.91) 9.17 (1.10) 2.47
Total from investment operations ........ 5.03 (0.22) (2.65) 9.39 (0.80) 2.75
Less distributions from:
Net investment income .............. (0.26) (0.46) (0.40) (0.37) (0.42) (0.38)
Net realized gains ................. (0.48) (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ................... (0.74) (1.36) (2.07) (0.59) (1.18) (1.38)
Net asset value, end of period .......... $30.82 $26.53 $28.11 $32.83 $24.03 $26.01
Total return
c
....................... 19.17% (0.97)% (8.53)% 39.51% (3.19)% 11.91%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.58% 1.58% 1.60% 1.61% 1.61%
Expenses net of waiver and payments by
affiliates .......................... 1.58%
e
1.57%
f
1.57%
f
1.60%
e,f
1.60%
f
1.60%
f
Net investment income ............... 1.21% 1.20% 0.89% 0.73% 1.23% 1.10%
Supplemental data
Net assets, end of period (000’s) ........ $102,898 $95,960 $181,548 $202,148 $161,707 $208,734
Portfolio turnover rate ................ 14.41% 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.72 $28.37 $33.12 $24.24 $26.23 $24.85
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.48 0.42 0.36 0.43 0.41
Net realized and unrealized gains (losses) 4.90 (0.57) (2.94) 9.27 (1.10) 2.49
Total from investment operations ........ 5.15 (0.09) (2.52) 9.63 (0.67) 2.90
Less distributions from:
Net investment income .............. (0.34) (0.66) (0.56) (0.53) (0.56) (0.52)
Net realized gains ................. (0.48) (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ................... (0.82) (1.56) (2.23) (0.75) (1.32) (1.52)
Net asset value, end of period .......... $31.05 $26.72 $28.37 $33.12 $24.24 $26.23
Total return
c
....................... 19.48% (0.52)% (8.07)% 40.22% (2.62)% 12.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.08% 1.08% 1.09% 1.08% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 1.08%
e
1.07%
f
1.07%
f
1.09%
e,f
1.08%
e,f
1.08%
f
Net investment income ............... 1.70% 1.67% 1.40% 1.22% 1.75% 1.62%
Supplemental data
Net assets, end of period (000’s) ........ $12,938 $10,671 $9,580 $9,426 $5,795 $7,284
Portfolio turnover rate ................ 14.41% 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.77 $28.40 $33.17 $24.27 $26.29 $24.91
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.64 0.59 0.54 0.57 0.54
Net realized and unrealized gains (losses) 4.91 (0.55) (2.95) 9.27 (1.11) 2.50
Total from investment operations ........ 5.25 0.09 (2.36) 9.81 (0.54) 3.04
Less distributions from:
Net investment income .............. (0.42) (0.82) (0.74) (0.69) (0.72) (0.66)
Net realized gains ................. (0.48) (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ................... (0.90) (1.72) (2.41) (0.91) (1.48) (1.66)
Net asset value, end of period .......... $31.12 $26.77 $28.40 $33.17 $24.27 $26.29
Total return
c
....................... 19.81% 0.08% (7.53)% 41.02% (2.07)% 13.12%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.51% 0.53% 0.52% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.49%
e
0.49%
e
0.51%
e
0.51%
e
0.51%
e
Net investment income ............... 2.28% 2.26% 1.97% 1.80% 2.32% 2.19%
Supplemental data
Net assets, end of period (000’s) ........ $173,214 $149,692 $159,953 $150,328 $97,565 $96,406
Portfolio turnover rate ................ 14.41% 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.76 $28.40 $33.16 $24.26 $26.27 $24.90
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.62 0.56 0.51 0.55 0.50
Net realized and unrealized gains (losses) 4.90 (0.57) (2.94) 9.28 (1.11) 2.51
Total from investment operations ........ 5.23 0.05 (2.38) 9.79 (0.56) 3.01
Less distributions from:
Net investment income .............. (0.41) (0.79) (0.71) (0.67) (0.69) (0.64)
Net realized gains ................. (0.48) (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ................... (0.89) (1.69) (2.38) (0.89) (1.45) (1.64)
Net asset value, end of period .......... $31.10 $26.76 $28.40 $33.16 $24.26 $26.27
Total return
c
....................... 19.78% (—)%
d
(7.62)% 40.94% (2.18)% 13.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.58% 0.58% 0.60% 0.61% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
f
0.57%
g
0.57%
g
0.60%
f,g
0.60%
g
0.60%
g
Net investment income ............... 2.20% 2.18% 1.89% 1.70% 2.21% 2.10%
Supplemental data
Net assets, end of period (000’s) ........ $364,040 $329,595 $382,893 $378,891 $219,362 $173,739
Portfolio turnover rate ................ 14.41% 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Equity Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks 86.3%
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. .............................. United States 80,000 $ 17,124,000
RTX Corp. .......................................... United States 676,500 68,678,280
85,802,280
Air Freight & Logistics 1.6%
United Parcel Service, Inc. , B ............................ United States 425,000 62,679,000
Banks 7.4%
Bank of America Corp. ................................. United States 2,840,000 105,108,400
JPMorgan Chase & Co. ................................. United States 927,500 177,838,850
282,947,250
Beverages 3.1%
Coca-Cola Co. (The) ................................... United States 780,000 48,180,600
PepsiCo, Inc. ........................................ United States 390,000 68,604,900
116,785,500
Capital Markets 8.6%
Ares Management Corp. , A .............................. United States 462,500 61,554,125
BlackRock, Inc. ....................................... United States 57,500 43,391,800
Blackstone, Inc. ...................................... United States 365,000 42,562,650
Charles Schwab Corp. (The) ............................. United States 765,000 56,571,750
Morgan Stanley ....................................... United States 1,361,500 123,678,660
327,758,985
Chemicals 2.1%
BASF SE ........................................... Germany 665,000 34,846,967
Huntsman Corp. ...................................... United States 400,000 9,544,000
Linde plc ............................................ United States 78,500 34,615,360
79,006,327
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................... United States 50,000 9,585,000
Communications Equipment 1.6%
Cisco Systems, Inc. ................................... United States 1,330,000 62,483,400
Consumer Finance 1.0%
American Express Co. ................................. United States 162,500 38,029,875
Consumer Staples Distribution & Retail 2.4%
Casey's General Stores, Inc. ............................. United States 27,000 8,628,660
Target Corp. ......................................... United States 118,600 19,092,228
Walmart, Inc. ........................................ United States 1,077,500 63,949,625
91,670,513
Electric Utilities 4.4%
Duke Energy Corp. .................................... United States 840,000 82,538,400
Evergy, Inc. .......................................... United States 475,000 24,913,750
NextEra Energy, Inc. ................................... United States 485,000 32,480,450
PPL Corp. ........................................... United States 1,000,000 27,460,000
167,392,600
Electrical Equipment 2.3%
Eaton Corp. plc ....................................... United States 227,500 72,404,150
Emerson Electric Co. .................................. United States 157,000 16,921,460
89,325,610
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd. ................................... United States 368,000 52,064,640

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 0.8%
Apollo Global Management, Inc. .......................... United States 295,000 $ 31,972,100
Food Products 0.9%
Mondelez International, Inc. , A ............................ United States 487,500 35,070,750
Ground Transportation 0.8%
Norfolk Southern Corp. ................................. United States 127,000 29,250,640
Health Care Equipment & Supplies 3.4%
Becton Dickinson & Co. ................................. United States 88,500 20,762,100
a
Boston Scientific Corp. ................................. United States 725,000 52,105,750
Medtronic plc ........................................ United States 695,000 55,766,800
128,634,650
Health Care Providers & Services 3.8%
HCA Healthcare, Inc. ................................... United States 260,000 80,553,200
UnitedHealth Group, Inc. ................................ United States 132,500 64,090,250
144,643,450
Health Care REITs 1.3%
Healthpeak Properties, Inc. .............................. United States 595,000 11,072,950
Ventas, Inc. .......................................... United States 857,500 37,970,100
49,043,050
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. ..................................... United States 158,500 43,276,840
Household Products 2.7%
Procter & Gamble Co. (The) ............................. United States 625,000 102,000,000
Industrial REITs 0.7%
Prologis, Inc. ......................................... United States 266,608 27,207,346
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 35,000 8,214,150
Interactive Media & Services 0.8%
a
Alphabet, Inc. , A ...................................... United States 185,000 30,114,300
Life Sciences Tools & Services 2.9%
Danaher Corp. ....................................... United States 215,513 53,149,816
Thermo Fisher Scientific, Inc. ............................ United States 102,500 58,293,800
111,443,616
Machinery 1.3%
Caterpillar, Inc. ....................................... United States 95,000 31,784,150
Illinois Tool Works, Inc. ................................. United States 75,000 18,308,250
50,092,400
Media 1.1%
Comcast Corp. , A ..................................... United States 1,105,000 42,111,550
Oil, Gas & Consumable Fuels 9.9%
Canadian Natural Resources Ltd. ......................... Canada 535,000 40,563,700
Chevron Corp. ....................................... United States 850,000 137,079,500
EOG Resources, Inc. .................................. United States 500,000 66,065,000
Shell plc , ADR ........................................ United States 973,000 69,725,180
Suncor Energy, Inc. .................................... Canada 1,680,000 64,159,200
377,592,580
Pharmaceuticals 5.9%
AstraZeneca plc , ADR .................................. United Kingdom 765,000 58,048,200
Johnson & Johnson ................................... United States 740,000 106,996,600

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ..................................... United States 452,500 $ 58,472,050
223,516,850
Residential REITs 1.3%
Mid-America Apartment Communities, Inc. .................. United States 367,500 47,775,000
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc. ....................................... United States 64,000 83,217,280
Texas Instruments, Inc. ................................. United States 382,500 67,480,650
150,697,930
Software 2.3%
Oracle Corp. ......................................... United States 777,500 88,440,625
Specialty Retail 2.0%
Lowe's Cos., Inc. ...................................... United States 145,000 33,058,550
Tractor Supply Co. .................................... United States 152,500 41,644,700
74,703,250
Trading Companies & Distributors 0.7%
United Rentals, Inc. .................................... United States 39,500 26,385,605
Total Common Stocks (Cost $ 2,205,986,630 ) ....................................
3,287,717,662
b
Equity-Linked Securities 8.7%
Capital Markets 1.2%
c
Royal Bank of Canada into Blackstone, Inc. , 144A, 9% , 8/30/24 ... United States 186,500 21,392,154
c
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A, 7% ,
12/09/24 .......................................... United States 348,500 23,235,836
44,627,990
Chemicals 0.6%
c
Citigroup Global Markets Holdings, Inc. into Huntsman Corp. , 144A,
8% , 5/09/24 ........................................ United States 894,000 21,793,577
Consumer Finance 0.8%
c
Wells Fargo Bank NA into American Express Co. , 144A, 4% , 3/03/25 United States 132,000 30,335,120
Consumer Staples Distribution & Retail 1.1%
c
Royal Bank of Canada into Target Corp. , 144A, 7.5% , 12/13/24 ... United States 174,500 26,386,437
c
UBS AG into Casey's General Stores, Inc. , 144A, 5% , 4/23/25 .... United States 50,500 15,922,906
42,309,343
Energy Equipment & Services 0.6%
c
JPMorgan Chase Bank NA into Technip Energies NV , 144A, 6% ,
7/19/24 ........................................... France 160,000 22,714,710
Health Care Equipment & Supplies 0.6%
c
Citigroup Global Markets Holdings, Inc. into Boston Scientific Corp. ,
144A, 5.5% , 6/21/24 ................................. United States 385,000 23,163,472
Industrial REITs 0.5%
c
Barclays Bank plc into Prologis, Inc. , 144A, 7% , 1/17/25 ........ United States 199,500 21,184,493
Interactive Media & Services 0.5%
c
Jefferies Financial Group, Inc. into Alphabet, Inc. , 144A, 7.5% ,
4/16/25 ........................................... United States 127,000 20,582,090
Life Sciences Tools & Services 0.5%
c
Royal Bank of Canada into Thermo Fisher Scientific, Inc. , 144A,
5.5% , 10/09/24 ..................................... United States 36,000 19,913,349

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Machinery 0.8%
c
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc. , 144A,
8% , 11/01/24 ....................................... United States 95,000 $ 29,314,885
Oil, Gas & Consumable Fuels 0.8%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A, 9% ,
2/03/25 ........................................... Canada 396,000 29,404,278
Trading Companies & Distributors 0.7%
c
Citigroup Global Markets Holdings, Inc. into United Rentals, Inc. ,
144A, 9% , 9/27/24 ................................... United States 45,500 25,486,700
Total Equity-Linked Securities (Cost $ 306,416,682 ) ..............................
330,830,007
Convertible Preferred Stocks 2.6%
Electric Utilities 1.3%
d
NextEra Energy, Inc. , 6.926% ............................ United States 1,237,500 50,428,125
Financial Services 1.3%
Apollo Global Management, Inc. , 6.75% .................... United States 790,500 48,204,690
Total Convertible Preferred Stocks (Cost $ 94,981,359 ) ...........................
98,632,815
Total Long Term Investments (Cost $ 2,607,384,671 ) .............................
3,717,180,484
a
Short Term Investments 2.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 78,808,504 78,808,504
Total Money Market Funds (Cost $ 78,808,504 ) ..................................
78,808,504
a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 32,895,000 32,895,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 32,895,000 ) ...........................................................
32,895,000
Total Short Term Investments (Cost $ 111,703,504 ) ...............................
111,703,504
a
Total Investments (Cost $ 2,719,088,175 ) 100.5% ................................
$3,828,883,988
Other Assets, less Liabilities (0.5) % ...........................................
(20,447,471)
Net Assets 100.0% ...........................................................
$3,808,436,517
a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
See Abbreviations on page 70 .
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $330,830,007, representing 8.7% of net assets.
d
A portion or all of the security is on loan at April 30, 2024. See Note 1(e).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.25 $11.73 $13.83 $11.73 $12.80 $11.89
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.46 0.35 0.30 0.31 0.29
Net realized and unrealized gains (losses) 0.97 (0.40) (1.46) 2.36 (0.44) 1.17
Total from investment operations ........ 1.20 0.06 (1.11) 2.66 (0.13) 1.46
Less distributions from:
Net investment income .............. (0.28) (0.54) (0.50) (0.47) (0.46) (0.41)
Net realized gains ................. — — (0.49) (0.09) (0.48) (0.14)
Total distributions ................... (0.28) (0.54) (0.99) (0.56) (0.94) (0.55)
Net asset value, end of period .......... $12.17 $11.25 $11.73 $13.83 $11.73 $12.80
Total return
c
....................... 10.71% 0.34% (8.52)% 23.01% (1.06)% 12.64%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.90% 0.91% 0.92% 0.93% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
e
0.89%
f
0.90%
f
0.91%
f
0.91%
f
0.94%
f
Net investment income ............... 3.85% 3.78% 2.72% 2.27% 2.55% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $2,953,598 $2,844,145 $3,102,045 $3,523,379 $2,860,390 $2,966,899
Portfolio turnover rate ................ 5.15% 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.13 $11.61 $13.68 $11.61 $12.67 $11.78
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.36 0.25 0.20 0.22 0.20
Net realized and unrealized gains (losses) 0.95 (0.39) (1.43) 2.34 (0.43) 1.15
Total from investment operations ........ 1.14 (0.03) (1.18) 2.54 (0.21) 1.35
Less distributions from:
Net investment income .............. (0.23) (0.45) (0.40) (0.38) (0.37) (0.32)
Net realized gains ................. — — (0.49) (0.09) (0.48) (0.14)
Total distributions ................... (0.23) (0.45) (0.89) (0.47) (0.85) (0.46)
Net asset value, end of period .......... $12.04 $11.13 $11.61 $13.68 $11.61 $12.67
Total return
c
....................... 10.29% (0.46)% (9.15)% 22.07% (1.79)% 11.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.65% 1.66% 1.66% 1.68% 1.71%
Expenses net of waiver and payments by
affiliates .......................... 1.65% 1.64%
e
1.65%
e
1.65%
e
1.66%
e
1.69%
e
Net investment income ............... 3.10% 3.01% 1.94% 1.54% 1.84% 1.61%
Supplemental data
Net assets, end of period (000’s) ........ $106,135 $115,185 $168,085 $259,206 $341,521 $491,751
Portfolio turnover rate ................ 5.15% 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.77 $13.88 $11.76 $12.84 $11.92
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.43 0.32 0.27 0.28 0.26
Net realized and unrealized gains (losses) 0.98 (0.40) (1.47) 2.38 (0.45) 1.18
Total from investment operations ........ 1.20 0.03 (1.15) 2.65 (0.17) 1.44
Less distributions from:
Net investment income .............. (0.27) (0.52) (0.47) (0.44) (0.43) (0.38)
Net realized gains ................. — — (0.49) (0.09) (0.48) (0.14)
Total distributions ................... (0.27) (0.52) (0.96) (0.53) (0.91) (0.52)
Net asset value, end of period .......... $12.21 $11.28 $11.77 $13.88 $11.76 $12.84
Total return
c
....................... 10.63% 0.02% (8.79)% 22.84% (1.38)% 12.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.15% 1.16% 1.16% 1.18% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.14%
e
1.15%
e
1.15%
e
1.16%
e
1.19%
e
Net investment income ............... 3.60% 3.52% 2.47% 2.03% 2.33% 2.11%
Supplemental data
Net assets, end of period (000’s) ........ $2,442 $2,382 $2,976 $3,435 $3,093 $4,081
Portfolio turnover rate ................ 5.15% 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
`
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.77 $13.88 $11.76 $12.85 $11.93
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.50 0.39 0.34 0.35 0.33
Net realized and unrealized gains (losses) 0.97 (0.40) (1.46) 2.39 (0.45) 1.18
Total from investment operations ........ 1.22 0.10 (1.07) 2.73 (0.10) 1.51
Less distributions from:
Net investment income .............. (0.30) (0.59) (0.55) (0.52) (0.51) (0.45)
Net realized gains ................. — — (0.49) (0.09) (0.48) (0.14)
Total distributions ................... (0.30) (0.59) (1.04) (0.61) (0.99) (0.59)
Net asset value, end of period .......... $12.20 $11.28 $11.77 $13.88 $11.76 $12.85
Total return
c
....................... 10.86% 0.61% (8.23)% 23.52% (0.86)% 13.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.60% 0.60% 0.60% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.59%
e
0.58%
f
0.59%
f
0.59%
f
0.58%
f
0.61%
f
Net investment income ............... 4.16% 4.10% 3.05% 2.59% 2.87% 2.69%
Supplemental data
Net assets, end of period (000’s) ........ $180,667 $174,925 $169,511 $184,084 $155,563 $159,877
Portfolio turnover rate ................ 5.15% 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.76 $13.87 $11.76 $12.84 $11.92
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.49 0.38 0.34 0.34 0.32
Net realized and unrealized gains (losses) 0.97 (0.39) (1.46) 2.37 (0.44) 1.18
Total from investment operations ........ 1.22 0.10 (1.08) 2.71 (0.10) 1.50
Less distributions from:
Net investment income .............. (0.30) (0.58) (0.54) (0.51) (0.50) (0.44)
Net realized gains ................. — — (0.49) (0.09) (0.48) (0.14)
Total distributions ................... (0.30) (0.58) (1.03) (0.60) (0.98) (0.58)
Net asset value, end of period .......... $12.20 $11.28 $11.76 $13.87 $11.76 $12.84
Total return
c
....................... 10.82% 0.60% (8.31)% 23.34% (0.86)% 12.96%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.65% 0.66% 0.67% 0.68% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.66%
e
0.64%
f
0.65%
f
0.66%
f
0.66%
f
0.69%
f
Net investment income ............... 4.10% 4.03% 2.98% 2.52% 2.79% 2.61%
Supplemental data
Net assets, end of period (000’s) ........ $193,713 $191,532 $203,346 $228,617 $166,947 $180,882
Portfolio turnover rate ................ 5.15% 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Managed Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks 29.1%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ................................. United States 75,000 $ 34,869,750
RTX Corp. .......................................... United States 155,000 15,735,600
50,605,350
Banks 2.8%
Bank of America Corp. ................................. United States 750,000 27,757,500
Fifth Third Bancorp .................................... United States 300,000 10,938,000
JPMorgan Chase & Co. ................................. United States 185,000 35,471,900
Truist Financial Corp. .................................. United States 350,000 13,142,500
US Bancorp ......................................... United States 250,000 10,157,500
97,467,400
Beverages 0.7%
Coca-Cola Co. (The) ................................... United States 125,000 7,721,250
PepsiCo, Inc. ........................................ United States 100,000 17,591,000
25,312,250
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 200,000 32,528,000
Building Products 0.4%
Johnson Controls International plc ......................... United States 200,000 13,014,000
Capital Markets 1.6%
Charles Schwab Corp. (The) ............................. United States 199,900 14,782,605
Morgan Stanley ....................................... United States 450,000 40,878,000
55,660,605
Chemicals 1.1%
Air Products and Chemicals, Inc. .......................... United States 43,000 10,162,620
Albemarle Corp. ...................................... United States 100,000 12,031,000
LyondellBasell Industries NV , A ........................... United States 150,000 14,995,500
37,189,120
Consumer Staples Distribution & Retail 0.5%
Target Corp. ......................................... United States 100,000 16,098,000
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. ............................ United States 100,000 3,949,000
Electric Utilities 3.5%
Duke Energy Corp. .................................... United States 400,000 39,304,000
Edison International ................................... United States 350,000 24,871,000
NextEra Energy, Inc. ................................... United States 275,000 18,416,750
Southern Co. (The) .................................... United States 500,000 36,750,000
119,341,750
Ground Transportation 0.6%
Union Pacific Corp. .................................... United States 85,000 20,158,600
Health Care Providers & Services 0.9%
CVS Health Corp. ..................................... United States 100,000 6,771,000
UnitedHealth Group, Inc. ................................ United States 50,000 24,185,000
30,956,000
Hotels, Restaurants & Leisure 0.3%
Starbucks Corp. ...................................... United States 135,000 11,946,150
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 200,000 32,640,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.6%
Honeywell International, Inc. ............................. United States 100,000 $ 19,273,000
IT Services 0.5%
International Business Machines Corp. ..................... United States 100,000 16,620,000
Media 0.1%
Comcast Corp. , A ..................................... United States 100,000 3,811,000
Metals & Mining 0.8%
Rio Tinto plc , ADR ..................................... Australia 400,000 27,132,000
Multi-Utilities 1.0%
DTE Energy Co. ...................................... United States 150,000 16,548,000
Sempra ............................................. United States 250,000 17,907,500
34,455,500
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ....................................... United States 450,000 72,571,500
Exxon Mobil Corp. ..................................... United States 300,000 35,481,000
108,052,500
Pharmaceuticals 2.2%
AstraZeneca plc , ADR .................................. United Kingdom 350,000 26,558,000
Johnson & Johnson ................................... United States 200,000 28,918,000
Merck & Co., Inc. ..................................... United States 150,000 19,383,000
74,859,000
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc. ................................... United States 200,000 40,122,000
Texas Instruments, Inc. ................................. United States 350,000 61,747,000
101,869,000
Specialty Retail 1.5%
Home Depot, Inc. (The) ................................. United States 150,000 50,133,000
Tobacco 0.5%
Philip Morris International, Inc. ........................... United States 200,000 18,988,000
Total Common Stocks (Cost $ 775,824,107 ) .....................................
1,002,059,225
Management Investment Companies 0.1%
Capital Markets 0.1%
a
Western Asset Diversified Income Fund ..................... United States 250,000 3,517,500
Total Management Investment Companies (Cost $ 3,305,401 ) .....................
3,517,500
b
Equity-Linked Securities 7.9%
Aerospace & Defense 1.4%
c
BNP Paribas Issuance BV into Northrop Grumman Corp. , 144A,
7.5% , 9/10/24 ...................................... United States 54,000 23,834,296
c
Merrill Lynch International & Co. CV into RTX Corp. , 144A, 7.5% ,
10/02/24 .......................................... United States 295,700 25,391,175
49,225,471
Air Freight & Logistics 0.6%
c
Merrill Lynch International & Co. CV into United Parcel Service, Inc. ,
144A, 8.5% , 10/02/24 ................................. United States 143,650 21,518,946
Banks 0.5%
c
BNP Paribas Issuance BV into Bank of America Corp. , 144A, 8.5% ,
2/26/25 ........................................... United States 250,000 8,877,107

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Banks (continued)
c
Citigroup Global Markets Holdings, Inc. into Bank of America Corp. ,
144A, 8% , 8/16/24 ................................... United States 200,000 $ 7,089,022
15,966,129
Broadline Retail 0.4%
c
Goldman Sachs International Bank into Amazon.com, Inc. , 144A,
9% , 11/20/24 ....................................... United States 98,000 12,869,897
Capital Markets 0.3%
c
UBS AG into Charles Schwab Corp. (The) , 144A, 10% , 7/17/24 ... United States 150,000 9,518,480
Communications Equipment 0.8%
c
Mizuho Markets Cayman LP into Cisco Systems, Inc. , 144A, 7.5% ,
7/23/24 ........................................... United States 600,000 28,750,674
Consumer Staples Distribution & Retail 0.6%
c
Barclays Bank plc into Target Corp. , 144A, 8.5% , 10/08/24 ...... United States 135,000 19,327,732
Interactive Media & Services 0.3%
c
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 . United States 75,000 11,352,078
Media 0.7%
c
Royal Bank of Canada into Comcast Corp. , 144A, 8% , 7/12/24 ... United States 660,000 25,492,310
Oil, Gas & Consumable Fuels 0.4%
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................... United States 115,000 12,690,679
Pharmaceuticals 0.7%
c
National Bank of Canada into Bristol-Myers Squibb Co. , 144A, 8% ,
9/05/24 ........................................... United States 530,000 24,255,563
Semiconductors & Semiconductor Equipment 0.4%
c
Mizuho Markets Cayman LP into Microchip Technology, Inc. , 144A,
10% , 11/12/24 ...................................... United States 150,000 13,091,477
Software 0.8%
c
Societe Generale SA into Workday, Inc. , 144A, 9% , 11/13/24 ..... United States 115,000 26,911,357
Total Equity-Linked Securities (Cost $ 267,333,739 ) ..............................
270,970,793
Convertible Preferred Stocks 1.0%
Chemicals 0.4%
d
Albemarle Corp. , 7.25% ................................ United States 240,000 13,168,800
d
Electric Utilities 0.6%
e
NextEra Energy, Inc. , 6.926% ............................ United States 500,000 20,375,000
Total Convertible Preferred Stocks (Cost $ 34,220,190 ) ...........................
33,543,800
Principal
Amount
*
Corporate Bonds 55.8%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond , 3.2% , 3/01/29 ............................ United States 15,000,000 13,119,128
Senior Note , 5.04% , 5/01/27 ........................... United States 5,000,000 4,853,527
Senior Note , 5.15% , 5/01/30 ........................... United States 15,000,000 14,192,875
32,165,530
Automobiles 0.4%
e
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ............. United States 15,000,000 14,745,887

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 6.1%
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 ... United States 20,000,000 $ 18,543,330
Senior Bond , 5.872% to 9/14/33, FRN thereafter , 9/15/34 ..... United States 15,000,000 15,034,198
Barclays plc ,
Senior Bond , 4.337% , 1/10/28 .......................... United Kingdom 15,000,000 14,264,410
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ..... United Kingdom 10,000,000 9,769,260
Senior Note , 7.385% to 11/01/27, FRN thereafter , 11/02/28 .... United Kingdom 15,000,000 15,670,779
Citigroup, Inc. ,
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ..... United States 20,000,000 18,848,906
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ..... United States 10,000,000 10,265,637
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter ,
7/27/29 ........................................... United States 10,000,000 10,117,004
JPMorgan Chase & Co. ,
f
Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter , Perpetual United States 10,000,000 10,272,123
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 ... United States 10,000,000 10,360,374
Senior Note , 5.04% to 1/22/27, FRN thereafter , 1/23/28 ....... United States 5,000,000 4,930,411
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 10,000,000 10,082,586
Truist Bank , Sub. Bond , 2.636% to 9/16/24, FRN thereafter , 9/17/29
United States 10,000,000 9,632,897
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................... United States 10,000,000 9,322,003
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .... United States 10,000,000 9,923,585
Senior Note , 4.548% to 7/21/27, FRN thereafter , 7/22/28 ...... United States 10,000,000 9,676,049
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN thereafter ,
4/24/34 ........................................... United States 25,000,000 24,101,915
210,815,467
Biotechnology 1.1%
AbbVie, Inc. ,
Senior Bond , 4.55% , 3/15/35 ........................... United States 15,000,000 13,933,163
Senior Bond , 4.5% , 5/14/35 ............................ United States 10,000,000 9,235,006
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 ...................
United States 15,000,000 14,679,378
37,847,547
Broadline Retail 0.3%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 10,000,000 9,022,519
Building Products 0.6%
Carrier Global Corp. , Senior Bond , 5.9% , 3/15/34 .............
United States 20,000,000 20,444,107
Capital Markets 2.9%
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33, FRN
thereafter , 5/19/34 ................................... United States 10,000,000 9,961,909
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .... United States 15,000,000 12,151,362
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 ... United States 10,000,000 10,529,840
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
c
Senior Bond , 144A, 6.75% , 3/15/34 ...................... United States 15,000,000 15,312,810
Senior Note , 5.5% , 1/15/30 ............................ United States 10,000,000 9,660,134
Senior Note , 3.75% , 12/01/31 .......................... United States 5,000,000 4,226,901
Morgan Stanley ,
Senior Bond , 2.699% to 1/21/30, FRN thereafter , 1/22/31 ..... United States 10,000,000 8,568,870
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 ... United States 15,000,000 15,563,874
Senior Bond , 5.424% to 7/20/33, FRN thereafter , 7/21/34 ..... United States 15,000,000 14,560,942
100,536,642

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.7%
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 20,000,000 $ 20,297,485
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ..........
United States 10,000,000 10,449,134
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 10,000,000 9,832,818
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 20,000,000 18,670,223
59,249,660
Consumer Finance 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.3% , 1/30/32 ................................. Ireland 20,000,000 16,704,369
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ..... United States 10,000,000 9,476,008
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 ...... United States 10,000,000 10,090,956
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 ...... United States 15,000,000 13,247,192
Ford Motor Credit Co. LLC ,
Senior Note , 7.35% , 11/04/27 .......................... United States 15,000,000 15,518,917
Senior Note , 3.625% , 6/17/31 .......................... United States 15,000,000 12,673,660
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 ............................ United States 20,000,000 17,615,897
Senior Bond , 6.4% , 1/09/33 ............................ United States 10,000,000 10,195,132
105,522,131
Consumer Staples Distribution & Retail 0.3%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 10,000,000 9,480,885
Containers & Packaging 0.6%
c
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 4/15/27 ................................ United States 20,000,000 20,400,000
Diversified REITs 0.5%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 20,000,000 18,567,718
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 25,000,000 19,956,741
Electric Utilities 3.3%
Edison International , Senior Note , 6.95% , 11/15/29 ............
United States 20,000,000 21,008,974
c
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ..... United States 10,000,000 10,422,465
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ........................... United States 25,000,000 23,216,009
Senior Bond , 6.15% , 1/15/33 ........................... United States 10,000,000 10,016,657
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 15,000,000 15,038,040
c
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 36,000,000 33,259,171
112,961,316
Electrical Equipment 0.6%
c
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ....... United States 20,000,000 19,968,590
Electronic Equipment, Instruments & Components 1.3%
Flex Ltd. ,
Senior Bond , 4.875% , 5/12/30 .......................... United States 20,000,000 18,998,125
Senior Note , 6% , 1/15/28 ............................. United States 10,000,000 10,037,321
Jabil, Inc. , Senior Bond , 3% , 1/15/31 .......................
United States 20,000,000 16,742,531
45,777,977

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.8%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 10,000,000 $ 9,820,661
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ......
United States 20,000,000 17,234,454
27,055,115
Financial Services 0.5%
Fiserv, Inc. , Senior Bond , 3.5% , 7/01/29 ....................
United States 20,000,000 18,226,275
Food Products 0.5%
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ............
United States 21,000,000 18,593,537
Ground Transportation 1.0%
c
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.5% , 8/11/32 ....................... United Kingdom 15,000,000 14,388,687
Senior Bond , 144A, 5.95% , 10/15/33 ..................... United Kingdom 10,000,000 9,852,357
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 10,000,000 9,456,344
33,697,388
Health Care Equipment & Supplies 0.7%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 9,313,015
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 15,000,000 15,317,702
24,630,717
Health Care Providers & Services 5.4%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 25,000,000 23,300,827
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 8% , 3/15/26 .................. United States 9,875,000 9,836,503
Senior Secured Note , 144A, 5.625% , 3/15/27 .............. United States 15,000,000 13,749,846
Senior Secured Note , 144A, 8% , 12/15/27 ................. United States 10,000,000 9,797,888
Senior Secured Note , 144A, 10.875% , 1/15/32 ............. United States 10,000,000 10,250,250
CVS Health Corp. ,
Senior Bond , 3.25% , 8/15/29 ........................... United States 15,000,000 13,455,268
Senior Bond , 3.75% , 4/01/30 ........................... United States 10,000,000 9,074,702
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 ...................... United States 10,500,000 8,650,034
Senior Note , 144A, 4.625% , 6/01/30 ..................... United States 16,000,000 14,032,302
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A, 3% ,
12/01/31 .......................................... Germany 20,000,000 15,763,401
HCA, Inc. ,
Senior Bond , 4.125% , 6/15/29 .......................... United States 10,000,000 9,294,022
Senior Bond , 5.5% , 6/01/33 ............................ United States 15,000,000 14,577,235
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 15,000,000 14,993,142
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ......................... United States 10,000,000 9,883,832
Senior Secured Note , 4.375% , 1/15/30 ................... United States 10,000,000 9,089,329
185,748,581
Health Care REITs 0.6%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ............
United States 20,000,000 19,242,229
Hotels, Restaurants & Leisure 2.2%
c
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 20,000,000 19,532,827
Expedia Group, Inc. ,
Senior Bond , 3.8% , 2/15/28 ............................ United States 15,000,000 14,072,083
Senior Note , 5% , 2/15/26 ............................. United States 10,000,000 9,881,771

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. , Senior Bond , 2.55% , 11/15/30 ...............
United States 10,000,000 $ 8,454,173
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Note ,
144A, 5.25% , 5/15/27 ................................. United States 25,000,000 24,177,182
76,118,036
Household Durables 0.3%
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .......
United States 10,000,000 9,564,376
Insurance 1.3%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 31,000,000 25,009,826
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 10,000,000 10,008,128
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 10,000,000 9,970,595
44,988,549
Interactive Media & Services 0.3%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 10,000,000 9,084,422
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ..............
United States 20,000,000 19,874,526
Metals & Mining 2.3%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 15,000,000 13,725,988
ArcelorMittal SA ,
e
Senior Bond , 4.25% , 7/16/29 ........................... Luxembourg 7,700,000 7,237,203
Senior Note , 6.55% , 11/29/27 .......................... Luxembourg 25,000,000 25,648,740
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 20,000,000 18,853,932
c ,e
Glencore Funding LLC , Senior Bond , 144A, 4.875% , 3/12/29 ..... Australia 15,000,000 14,497,742
79,963,605
Multi-Utilities 0.8%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 15,000,000 13,677,083
Sempra , Senior Bond , 5.5% , 8/01/33 .......................
United States 15,000,000 14,577,366
28,254,449
Oil, Gas & Consumable Fuels 2.5%
BP Capital Markets America, Inc. , Senior Bond , 3.633% , 4/06/30 ..
United States 10,000,000 9,224,165
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 13,186,000 13,207,004
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% ,
11/15/29 .......................................... United States 10,000,000 9,086,910
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 15,000,000 14,890,680
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 10,230,442
Williams Cos., Inc. (The) ,
Senior Bond , 4.65% , 8/15/32 ........................... United States 10,000,000 9,350,833
Senior Bond , 5.65% , 3/15/33 ........................... United States 20,000,000 19,846,974
85,837,008
Passenger Airlines 1.0%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 25,000,000 24,208,728
c
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 9,750,000 9,775,190
33,983,918
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 25,000,000 21,969,490

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.9%
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 20,000,000 $ 15,682,471
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 20,000,000 16,545,150
32,227,621
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ........................... United States 20,000,000 18,228,286
c
Senior Bond , 144A, 3.469% , 4/15/34 ..................... United States 20,000,000 16,577,340
Microchip Technology, Inc. , Senior Note , 4.25% , 9/01/25 ........
United States 5,000,000 4,905,486
Micron Technology, Inc. ,
Senior Bond , 4.663% , 2/15/30 .......................... United States 15,000,000 14,288,238
Senior Bond , 5.875% , 2/09/33 .......................... United States 5,000,000 5,028,849
59,028,199
Software 1.2%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 .......................... United States 10,000,000 10,376,476
Senior Bond , 3.9% , 5/15/35 ............................ United States 20,000,000 16,891,478
Workday, Inc. , Senior Note , 3.5% , 4/01/27 ...................
United States 15,000,000 14,242,806
41,510,760
Specialized REITs 1.0%
American Tower Corp. ,
Senior Bond , 3.8% , 8/15/29 ............................ United States 15,000,000 13,725,394
Senior Bond , 5.9% , 11/15/33 ........................... United States 10,000,000 10,074,313
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 ...............
United States 10,000,000 9,448,710
33,248,417
Specialty Retail 0.9%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 30,000,000 28,989,993
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 10,000,000 8,886,245
HP, Inc. ,
e
Senior Bond , 5.5% , 1/15/33 ............................ United States 15,000,000 14,777,693
Senior Note , 2.65% , 6/17/31 ........................... United States 10,000,000 8,243,155
31,907,093
Tobacco 1.9%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ...............
United States 15,000,000 11,847,037
BAT Capital Corp. ,
Senior Bond , 4.742% , 3/16/32 .......................... United Kingdom 15,000,000 14,015,603
Senior Bond , 7.75% , 10/19/32 .......................... United Kingdom 25,000,000 27,745,426
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 10,000,000 9,833,941
63,442,007
Trading Companies & Distributors 0.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 22,500,000 22,291,943

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.9%
Sprint LLC , Senior Note , 7.625% , 2/15/25 ...................
United States 10,000,000 $ 10,082,690
c
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 1,875,000 1,864,144
T-Mobile USA, Inc. , Senior Bond , 3.5% , 4/15/31 ..............
United States 20,000,000 17,616,984
29,563,818
Total Corporate Bonds (Cost $ 1,882,122,461 ) ...................................
1,916,504,789
U.S. Government and Agency Securities 4.8%
U.S. Treasury Bonds , 4.125%, 8/15/53 .....................
United States 87,500,000 78,380,859
U.S. Treasury Notes ,
4.125%, 8/31/30 ..................................... United States 30,000,000 29,037,305
3.875%, 8/15/33 ..................................... United States 60,000,000 56,339,063
Total U.S. Government and Agency Securities (Cost $ 170,425,972 ) ................
163,757,227
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ........................... United States 5,509,583 5,500,803
2020-1 , B , 4.875% , 7/15/27 ............................ United States 6,048,000 5,908,888
11,409,691
a a a a a a
Total Asset-Backed Securities (Cost $ 11,557,583 ) ...............................
11,409,691
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year , 4%, 8/01/49 ............................. United States 985,116 900,362
Total Mortgage-Backed Securities (Cost $ 1,043,607 ) .............................
900,362
Total Long Term Investments (Cost $ 3,145,833,060 ) .............................
3,402,663,387
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.0%
†
a,g
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 1,124,444 1,124,444
Total Money Market Funds (Cost $ 1,124,444 ) ...................................
1,124,444

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
At April 30, 2024 , the Fund had the following futures contracts outstanding. See Note
1
(
c
).
See Abbreviations on page 70 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
a,g
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 20,535,000 $ 20,535,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 20,535,000 ) ...........................................................
20,535,000
Total Short Term Investments (Cost $ 21,659,444 ) ................................
21,659,444
a
Total Investments (Cost $ 3,167,492,504 ) 99.6% ..................................
$3,424,322,831
Other Assets, less Liabilities 0.4% .............................................
12,231,712
Net Assets 100.0% ...........................................................
$3,436,554,543
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $665,089,031, representing 19.4% of net assets.
d
Non-income producing.
e
A portion or all of the security is on loan at April 30, 2024. See Note 1(e).
f
Perpetual security with no stated maturity date.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(e) regarding securities on loan.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1,000 $ 107,437,500 6/18/24 $ (2,873,485)
U.S. Treasury Long Bonds ..................... Long 375 42,679,688 6/18/24 (1,973,208)
U.S. Treasury Ultra Bonds ...................... Long 750 89,671,875 6/18/24 (5,145,980)
Total Futures Contracts ...................................................................... $(9,992,673)
*
As of period end.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,429,416,555 $2,607,384,671 $3,142,527,659
Cost - Non-controlled affiliates (Note 3f) ...................... 101,379,227 111,703,504 24,964,845
Value - Unaffiliated issuers (Includes securities loaned of $—,
$31,940,176 and $19,856,272, respectively) ................... $2,494,115,192 $3,717,180,484 $3,399,145,887
Value - Non-controlled affiliates (Note 3f) ...................... 101,379,227 111,703,504 25,176,944
Cash .................................................. — 1,317,099 188,320
Foreign currency, at value (cost $–, $– and $181,586, respectively) ... — — 180,629
Receivables:
Investment securities sold ................................. — 13,800,161 3,520,597
Capital shares sold ...................................... 505,513 2,257,860 550,957
Dividends and interest ................................... 7,703,726 3,559,908 27,484,772
European Union tax reclaims (Note 1f) ....................... — 503,170 1,087,432
Deposits with brokers for:
Futures contracts ...................................... — — 8,050,000
Total assets ........................................ 2,603,703,658 3,850,322,186 3,465,385,538
Liabilities:
Payables:
Investment securities purchased ............................ — 3,198,282 —
Capital shares redeemed ................................. 1,796,384 2,508,294 3,535,803
Management fees ....................................... 992,867 1,433,858 1,559,599
Distribution fees ........................................ 247,957 743,948 700,547
Transfer agent fees ...................................... 955,999 850,302 643,862
Trustees' fees and expenses ............................... 1,831 89 913
Variation margin on futures contracts ......................... — — 1,582,036
Payable upon return of securities loaned (Note 1e) ................ — 32,895,000 20,535,000
Accrued expenses and other liabilities ......................... 252,133 255,896 273,235
Total liabilities ....................................... 4,247,171 41,885,669 28,830,995
Net assets, at value ............................... $2,599,456,487 $3,808,436,517 $3,436,554,543
Net assets consist of:
Paid-in capital ........................................... $2,514,398,158 $2,565,838,010 $3,159,213,437
Total distributable earnings (losses) ........................... 85,058,329 1,242,598,507 277,341,106
Net assets, at value ............................... $2,599,456,487 $3,808,436,517 $3,436,554,543

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $932,500,293 $3,155,346,070 $2,953,598,197
Shares outstanding ...................................... 44,797,888 101,672,311 242,760,363
Net asset value per share
a,b
................................ $20.82 $31.03 $12.17
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $22.03 $32.84 $12.88
Class C:
Net assets, at value ..................................... $63,163,039 $102,897,854 $106,135,090
Shares outstanding ...................................... 3,121,958 3,339,391 8,817,319
Net asset value and maximum offering price per share
a,b
.......... $20.23 $30.82 $12.04
Class R:
Net assets, at value ..................................... $— $12,938,027 $2,441,515
Shares outstanding ...................................... — 416,708 200,003
Net asset value and maximum offering price per share
b
........... $— $31.05 $12.21
Class R6:
Net assets, at value ..................................... $91,848,874 $173,214,071 $180,666,975
Shares outstanding ...................................... 4,368,325 5,567,885 14,807,034
Net asset value and maximum offering price per share
b
........... $21.03 $31.12 $12.20
Advisor Class:
Net assets, at value ..................................... $1,511,944,281 $364,040,495 $193,712,766
Shares outstanding ...................................... 72,630,583 11,706,964 15,879,227
Net asset value and maximum offering price per share
b
........... $20.82 $31.10 $12.20
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $747,792 and $–, respectively)
Unaffiliated issuers ...................................... $3,989,231 $48,969,577 $17,062,687
Non-controlled affiliates (Note 3f) ........................... 1,682,048 2,305,368 1,331,239
Interest:
Unaffiliated issuers ...................................... 16,048,303 — 64,615,642
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (1,786) (162,623) (55,810)
Non-controlled affiliates (Note 3f) ........................... 2,192 177,747 126,627
Other income (Note 1f) ..................................... — 11,326 21,051
Total investment income ................................. 21,719,988 51,301,395 83,101,436
Expenses:
Management fees (Note 3 a ) ................................. 6,104,530 8,555,884 9,624,990
Distribution fees: (Note 3c )
    Class A .............................................. 1,184,194 3,819,915 3,747,900
    Class C .............................................. 336,978 507,677 572,211
    Class R .............................................. — 30,300 5,816
Transfer agent fees: (Note 3e )
    Class A .............................................. 521,885 1,586,370 1,351,404
    Class C .............................................. 37,171 52,785 51,729
    Class R .............................................. — 6,283 1,044
    Class R6 ............................................. 17,124 24,441 22,112
    Advisor Class .......................................... 846,470 186,657 90,182
Custodian fees ........................................... 7,948 11,063 9,571
Reports to shareholders fees ................................ 85,441 106,286 102,453
Registration and filing fees .................................. 68,041 100,109 85,616
Professional fees ......................................... 34,208 27,361 32,394
Trustees' fees and expenses ................................ 16,243 22,414 21,324
Other .................................................. 51,651 50,920 83,147
Total expenses ....................................... 9,311,884 15,088,465 15,801,893
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (121,292) (165,622) (75,219)
Net expenses ....................................... 9,190,592 14,922,843 15,726,674
Net investment income .............................. 12,529,396 36,378,552 67,374,762
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 21,284,590 141,521,258 53,601,358
Non-controlled affiliates (Note 3f) .......................... — — 10,679,735
Written options ......................................... — — 1,484,450
Foreign currency transactions .............................. — 21,594 13,497
Futures contracts ....................................... — — (7,398,880)
Net realized gain (loss) ................................ 21,284,590 141,542,852 58,380,160
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 270,438,654 471,379,785 227,351,578
Non-controlled affiliates (Note 3f) .......................... — — (7,365,284)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 3,212 (4,607)
Written options ......................................... — — (1,269,346)
Futures contracts ....................................... — — 8,461,251
Net change in unrealized appreciation (depreciation) .......... 270,438,654 471,382,997 227,173,592
Net realized and unrealized gain (loss) .......................... 291,723,244 612,925,849 285,553,752
Net increase (decrease) in net assets resulting from operations ........ $304,252,640 $649,304,401 $352,928,514

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Franklin Convertible Securities Fund Franklin Equity Income Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,529,396 $30,156,380 $36,378,552 $70,585,096
Net realized gain (loss) ............ 21,284,590 37,704,871 141,542,852 91,137,212
Net change in unrealized appreciation
(depreciation) ................. 270,438,654 (27,179,088) 471,382,997 (160,561,046)
Net increase (decrease) in net
assets resulting from operations . 304,252,640 40,682,163 649,304,401 1,161,262
Distributions to shareholders:
Class A ........................ (17,292,751) (85,707,219) (88,072,370) (165,141,379)
Class C ........................ (1,035,935) (7,332,304) (2,578,728) (8,470,387)
Class R ........................ — — (331,989) (559,295)
Class R6 ....................... (1,844,622) (7,902,038) (5,058,148) (9,783,554)
Advisor Class ................... (30,066,800) (149,752,591) (10,902,780) (22,227,978)
Total distributions to shareholders ..... (50,240,108) (250,694,152) (106,944,015) (206,182,593)
Capital share transactions: (Note 2 )
Class A ........................ (59,971,749) (92,071,577) (70,134,227) 108,551,298
Class C ........................ (10,800,146) (27,614,778) (8,126,449) (81,728,369)
Class R ........................ — — 513,060 1,764,007
Class R6 ....................... (6,740,596) 932,846 (824,450) (1,256,644)
Advisor Class ................... (110,570,416) (296,126,753) (18,704,743) (33,966,693)
Total capital share transactions ....... (188,082,907) (414,880,262) (97,276,809) (6,636,401)
Net increase (decrease) in net
assets ..................... 65,929,625 (624,892,251) 445,083,577 (211,657,732)
Net assets:
Beginning of period ................ 2,533,526,862 3,158,419,113 3,363,352,940 3,575,010,672
End of period ..................... $2,599,456,487 $2,533,526,862 $3,808,436,517 $3,363,352,940

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Managed Income Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $67,374,762 $140,025,866
Net realized gain (loss) ................................................. 58,380,160 16,802,326
Net change in unrealized appreciation (depreciation) ........................... 227,173,592 (130,670,311)
Net increase (decrease) in net assets resulting from operations ................ 352,928,514 26,157,881
Distributions to shareholders:
Class A ............................................................. (69,638,275) (141,714,730)
Class C ............................................................. (2,202,563) (5,460,004)
Class R ............................................................. (50,826) (130,492)
Class R6 ............................................................ (4,560,604) (8,975,610)
Advisor Class ........................................................ (4,889,792) (10,277,757)
Total distributions to shareholders .......................................... (81,342,060) (166,558,593)
Capital share transactions: (Note 2 )
Class A ............................................................. (122,749,517) (137,547,804)
Class C ............................................................. (18,456,438) (49,558,512)
Class R ............................................................. (116,334) (492,842)
Class R6 ............................................................ (8,469,683) 13,436,915
Advisor Class ........................................................ (13,408,994) (3,231,489)
Total capital share transactions ............................................ (163,200,966) (177,393,732)
Net increase (decrease) in net assets ................................... 108,385,488 (317,794,444)
Net assets:
Beginning of period ..................................................... 3,328,169,055 3,645,963,499
End of period .......................................................... $3,436,554,543 $3,328,169,055

Franklin Investors Securities Trust
55
franklintempleton.com
Semiannual Report
Notes to Financial Statements (Unaudited)
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Franklin Convertible Securities Fund closed to new investors with limited exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Franklin Investors Securities Trust
Notes to Financial Statements (Unaudited)
56
franklintempleton.com
Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At April 30, 2024,
Franklin Convertible Securities Fund and Franklin Equity
Income Fund had no futures contracts.
Certain or all Funds purchased or wrote exchange
traded OTC option contracts primarily to manage and/or
gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap
(swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received
is recorded as an asset or liability, respectively. Upon
exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium
received or paid. Upon expiration of an option, any premium
received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. At April 30, 2024, Franklin Convertible Securities Fund
and Franklin Equity Income Fund had no options contracts.
See Note 7 regarding other derivative information.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At April 30, 2024, Franklin
Convertible Securities Fund had no securities on loan.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income on the
Statements of Operations. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

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h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 957,203 $19,770,261 4,741,803 $140,675,432
Shares issued in reinvestment of distributions .......... 790,129 16,262,200 2,951,040 86,311,823
Shares redeemed ............................... (4,672,046) (96,004,210) (10,008,296) (297,121,482)
Net increase (decrease) .......................... (2,924,714) $(59,971,749) (2,315,453) $(70,134,227)
Year ended October 31, 2023
Shares sold
a
................................... 3,067,149 $61,111,881 14,572,533 $415,416,374
Shares issued in reinvestment of distributions .......... 4,151,284 80,675,938 5,744,799 161,763,879
Shares redeemed ............................... (11,730,426) (233,859,396) (16,538,560) (468,628,955)
Net increase (decrease) .......................... (4,511,993) $(92,071,577) 3,778,772 $108,551,298
Class C
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... 78,664 $1,598,953 224,320 $6,660,354
Shares issued in reinvestment of distributions .......... 51,128 1,019,709 88,051 2,549,963
Shares redeemed
a
.............................. (670,754) (13,418,808) (590,683) (17,336,766)
Net increase (decrease) .......................... (540,962) $(10,800,146) (278,312) $(8,126,449)
Year ended October 31, 2023
Shares sold ................................... 126,487 $2,434,972 1,977,276 $55,778,901
Shares issued in reinvestment of distributions .......... 376,284 7,098,094 301,742 8,415,691
Shares redeemed
a
.............................. (1,908,009) (37,147,844) (5,118,778) (145,922,961)
Net increase (decrease) .......................... (1,405,238) $(27,614,778) (2,839,760) $(81,728,369)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
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Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended April 30, 2024
Shares sold ................................... — $— 36,452 $1,096,334
Shares issued in reinvestment of distributions .......... — — 11,120 325,222
Shares redeemed ............................... — — (30,203) (908,496)
Net increase (decrease) .......................... — $— 17,369 $513,060
Year ended October 31, 2023
Shares sold ................................... — $— 104,140 $2,955,808
Shares issued in reinvestment of distributions .......... — — 19,750 556,678
Shares redeemed ............................... — — (62,252) (1,748,479)
Net increase (decrease) .......................... — $— 61,638 $1,764,007
Class R6
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 357,559 $7,444,658 615,011 $18,325,288
Shares issued in reinvestment of distributions .......... 82,739 1,721,773 134,821 3,955,943
Shares redeemed ............................... (766,635) (15,907,027) (773,511) (23,105,681)
Net increase (decrease) .......................... (326,337) $(6,740,596) (23,679) $(824,450)
Year ended October 31, 2023
Shares sold ................................... 1,180,680 $23,626,407 1,347,516 $38,294,748
Shares issued in reinvestment of distributions .......... 398,310 7,823,257 269,828 7,613,373
Shares redeemed ............................... (1,512,286) (30,516,818) (1,655,326) (47,164,765)
Net increase (decrease) .......................... 66,704 $932,846 (37,982) $(1,256,644)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 6,095,770 $125,212,673 1,303,032 $38,767,545
Shares issued in reinvestment of distributions .......... 1,218,294 25,098,585 358,245 10,501,432
Shares redeemed ............................... (12,723,701) (260,881,674) (2,271,144) (67,973,720)
Net increase (decrease) .......................... (5,409,637) $(110,570,416) (609,867) $(18,704,743)
Year ended October 31, 2023
Shares sold ................................... 14,950,339 $299,431,946 3,069,278 $87,746,193
Shares issued in reinvestment of distributions .......... 6,590,350 128,160,676 760,467 21,448,966
Shares redeemed ............................... (36,239,243) (723,719,375) (4,994,390) (143,161,852)
Net increase (decrease) .......................... (14,698,554) $(296,126,753) (1,164,645) $(33,966,693)
2. Shares of Beneficial Interest
(continued)

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Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 8,429,646 $102,474,838
Shares issued in reinvestment of distributions .......... 5,549,072 67,783,006
Shares redeemed ............................... (24,090,050) (293,007,361)
Net increase (decrease) .......................... (10,111,332) $(122,749,517)
Year ended October 31, 2023
Shares sold
a
................................... 22,216,418 $268,709,132
Shares issued in reinvestment of distributions .......... 11,442,420 137,792,939
Shares redeemed ............................... (45,191,799) (544,049,875)
Net increase (decrease) .......................... (11,532,961) $(137,547,804)
Class C
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... 434,496 $5,261,766
Shares issued in reinvestment of distributions .......... 178,551 2,157,662
Shares redeemed
a
.............................. (2,147,284) (25,875,866)
Net increase (decrease) .......................... (1,534,237) $(18,456,438)
Year ended October 31, 2023
Shares sold ................................... 1,680,185 $20,022,005
Shares issued in reinvestment of distributions .......... 448,299 5,349,424
Shares redeemed
a
.............................. (6,259,845) (74,929,941)
Net increase (decrease) .......................... (4,131,361) $(49,558,512)
Class R
Class R Shares:
Six Months ended April 30, 2024
Shares sold ................................... 21,551 $265,436
Shares issued in reinvestment of distributions .......... 4,085 50,070
Shares redeemed ............................... (36,747) (431,840)
Net increase (decrease) .......................... (11,111) $(116,334)
Year ended October 31, 2023
Shares sold ................................... 81,913 $983,960
Shares issued in reinvestment of distributions .......... 10,534 127,413
Shares redeemed ............................... (134,180) (1,604,215)
Net increase (decrease) .......................... (41,733) $(492,842)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Managed Income Fund
Shares Amount
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 1,312,246 $16,095,975
Shares issued in reinvestment of distributions .......... 370,958 4,545,402
Shares redeemed ............................... (2,383,922) (29,111,060)
Net increase (decrease) .......................... (700,718) $(8,469,683)
Year ended October 31, 2023
Shares sold ................................... 3,850,218 $46,700,145
Shares issued in reinvestment of distributions .......... 740,366 8,937,577
Shares redeemed ............................... (3,485,728) (42,200,807)
Net increase (decrease) .......................... 1,104,856 $13,436,915
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 1,364,882 $16,669,523
Shares issued in reinvestment of distributions .......... 357,086 4,373,697
Shares redeemed ............................... (2,826,762) (34,452,214)
Net increase (decrease) .......................... (1,104,794) $(13,408,994)
Year ended October 31, 2023
Shares sold ................................... 5,202,026 $63,238,039
Shares issued in reinvestment of distributions .......... 760,551 9,185,505
Shares redeemed ............................... (6,264,884) (75,655,033)
Net increase (decrease) .......................... (302,307) $(3,231,489)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
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a. Management Fees
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended April 30, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.462% 0.463% 0.550%
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,397 $174,228 $105,120
CDSC retained ........................... $1,306 $6,573 $9,091
3. Transactions with Affiliates
(continued)

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For the period ended April 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2024, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $321,391 $523,773 $483,854 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $79,626,510 $424,397,526 $(402,644,809) $— $— $101,379,227 101,379,227 $1,682,048
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $15,728,000 $(15,728,000) $— $— $— — $2,192
Total Affiliated Securities ... $79,626,510 $440,125,526 $(418,372,809) $— $— $101,379,227 $1,684,240
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $114,853,407 $382,007,261 $(418,052,164) $— $— $78,808,504 78,808,504 $2,305,368
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $60,984,000 $(28,089,000) $— $— $32,895,000 32,895,000 $177,747
Total Affiliated Securities ... $114,853,407 $442,991,261 $(446,141,164) $— $— $111,703,504 $2,483,115
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (Unaudited)
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Managed Income Fund
Non-Controlled Affiliates
Dividends
Franklin U.S. Low Volatility ETF $36,332,400 $— $(39,221,536) $10,667,686 $(7,778,550) $— — $—
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% 17,699,568 281,067,103 (297,642,227) — — 1,124,444 1,124,444 938,112
Western Asset Diversified
Income Fund ............. 3,116,240 3,496,542 (3,520,597) 12,049 413,266 3,517,500 250,000 393,127
Total Non-Controlled Affiliates $57,148,208 $284,563,645 $(340,384,360) $10,679,735 $(7,365,284) $4,641,944 $1,331,239
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $54,383,000 $(33,848,000) $— $— $20,535,000 20,535,000 $126,627
Total Affiliated Securities ... $57,148,208 $338,946,645 $(374,232,360) $10,679,735 $(7,365,284) $25,176,944 $1,457,866
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ 32,004,979
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (Unaudited)
67
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At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, equity-linked securities, contingent securities and convertible securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2024, were as follows:
6. Credit Risk
At April 30, 2024, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 80.2% and 5.2% of its
portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Other Derivative Information
At April 30, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $2,534,134,603 $2,726,852,808 $3,153,667,302
Unrealized appreciation ..................... $218,891,904 $1,156,934,466 $311,620,806
Unrealized depreciation ..................... (157,532,088) (54,903,286) (50,957,950)
Net unrealized appreciation (depreciation) ....... $61,359,816 $1,102,031,180 $260,662,856
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $373,006,069 $518,728,704 $176,546,550
Sales .................................. $620,844,151 $649,308,029 $335,388,362
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 9,992,673
a
Total .................... $— $9,992,673
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (Unaudited)
68
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For the period ended April 30, 2024 , the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended April 30, 2024, the average month end notional amount of futures contracts and options represented
$229,201,451 and $46,414, respectively.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2024, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(7,398,880) Futures contracts $8,461,251
Equity Contracts ..............
Written options 1,484,450 Written options (1,269,346)
Total ....................... $(5,914,430) $7,191,905
7. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (Unaudited)
69
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks ................ $ 149,849,484 $ — $ — $ 149,849,484
Convertible Bonds ....................... — 2,344,265,708 — 2,344,265,708
Short Term Investments ................... 101,379,227 — — 101,379,227
Total Investments in Securities ........... $251,228,711 $2,344,265,708 $— $2,595,494,419
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 85,802,280 $ — $ — $ 85,802,280
Air Freight & Logistics ................... 62,679,000 — — 62,679,000
Banks ............................... 282,947,250 — — 282,947,250
Beverages ........................... 116,785,500 — — 116,785,500
Capital Markets ........................ 327,758,985 — — 327,758,985
Chemicals ........................... 44,159,360 34,846,967 — 79,006,327
Commercial Services & Supplies ........... 9,585,000 — — 9,585,000
Communications Equipment .............. 62,483,400 — — 62,483,400
Consumer Finance ..................... 38,029,875 — — 38,029,875
Consumer Staples Distribution & Retail ...... 91,670,513 — — 91,670,513
Electric Utilities ........................ 167,392,600 — — 167,392,600
Electrical Equipment .................... 89,325,610 — — 89,325,610
Electronic Equipment, Instruments &
Components ........................ 52,064,640 — — 52,064,640
Financial Services ...................... 31,972,100 — — 31,972,100
Food Products ........................ 35,070,750 — — 35,070,750
Ground Transportation .................. 29,250,640 — — 29,250,640
Health Care Equipment & Supplies ......... 128,634,650 — — 128,634,650
Health Care Providers & Services .......... 144,643,450 — — 144,643,450
Health Care REITs ..................... 49,043,050 — — 49,043,050
Hotels, Restaurants & Leisure ............. 43,276,840 — — 43,276,840
Household Products .................... 102,000,000 — — 102,000,000
Industrial REITs ....................... 27,207,346 — — 27,207,346
Insurance ............................ 8,214,150 — — 8,214,150
Interactive Media & Services .............. 30,114,300 — — 30,114,300
Life Sciences Tools & Services ............ 111,443,616 — — 111,443,616
Machinery ............................ 50,092,400 — — 50,092,400
Media ............................... 42,111,550 — — 42,111,550
Oil, Gas & Consumable Fuels ............. 377,592,580 — — 377,592,580
Pharmaceuticals ....................... 223,516,850 — — 223,516,850
Residential REITs ...................... 47,775,000 — — 47,775,000
Semiconductors & Semiconductor Equipment . 150,697,930 — — 150,697,930
Software ............................. 88,440,625 — — 88,440,625
Specialty Retail ........................ 74,703,250 — — 74,703,250
Trading Companies & Distributors .......... 26,385,605 — — 26,385,605
Equity-Linked Securities ................... — 330,830,007 — 330,830,007
Convertible Preferred Stocks ................ 98,632,815 — — 98,632,815
Short Term Investments ................... 111,703,504 — — 111,703,504
Total Investments in Securities ........... $3,463,207,014 $365,676,974
a
$— $3,828,883,988
9. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (Unaudited)
70
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10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 1,002,059,225 $ — $ — $ 1,002,059,225
Management Investment Companies ......... 3,517,500 — — 3,517,500
Equity-Linked Securities ................... — 270,970,793 — 270,970,793
Convertible Preferred Stocks ................ 33,543,800 — — 33,543,800
Corporate Bonds ........................ — 1,916,504,789 — 1,916,504,789
U.S. Government and Agency Securities ....... — 163,757,227 — 163,757,227
Asset-Backed Securities ................... — 11,409,691 — 11,409,691
Mortgage-Backed Securities ................ — 900,362 — 900,362
Short Term Investments ................... 21,659,444 — — 21,659,444
Total Investments in Securities ........... $1,060,779,969 $2,363,542,862 $— $3,424,322,831
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $9,992,673 $— $— $9,992,673
Total Other Financial Instruments ......... $9,992,673 $— $— $9,992,673
a
Includes foreign securities valued at $34,846,967, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
9. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Shareholder Information
71
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST1 S 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Investors
Securities Trust
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Franklin Total Return Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report
1
Contents
Franklin Floating Rate Daily Access Fund 2
Franklin Long Duration Credit Fund 6
Franklin Low Duration Total Return Fund 10
Franklin Low Duration U.S. Government Securities Fund 14
Franklin Total Return Fund 18
Financial Highlights and Schedules of Investments 22
Financial Statements 274
Notes to Financial Statements 285
Shareholder Information 319
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily Access Fund
This semiannual report for Franklin Floating Rate Daily
Access Fund covers the period ended April 30, 2024.
Effective March 1, 2024, the Fund changed its primary
benchmark to the Morningstar
®
LSTA
®
US Leverage Loan
Index
SM
. The Fund manager believes this is an appropriate
benchmark for the Fund.
Fund Overview
Your Fund's Goal and Main Investments
The Fund seeks to provide a high level of current income. A
secondary goal is preservation of capital. The Fund normally invests at least 80% of its net assets in income-producing
floating interest-rate corporate loans and corporate debt
securities made to or issued by U.S. companies, non-U.S.
entities and U.S. subsidiaries of non-U.S. entities.
Performance Overview
The Fund’s Class A shares posted a +6.72% cumulative total
return for the six months under review. In comparison, the
Fund’s new primary benchmark, the Morningstar
®
LSTA
®
US
Leveraged Loan Index
SM
, which is designed to measure the
U.S. leveraged loan market, posted a +6.05% cumulative
total return.
1
The Fund’s prior primary benchmark, the Credit
Suisse Leveraged Loan Index (CS LLI), which is designed to
mirror the investable universe of the U.S. dollar-denominated leveraged loan market, posted a +6.13% cumulative total
return.
2
The Fund manager believes the new primary
benchmark is an appropriate benchmark for the Fund.
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Judy Sher
Justin Ma, CFA
Margaret Chiu, CFA
Portfolio Management Team
Portfolio Composition
4/30/24
% of Total Net
Assets
Senior Floating Rate Interests 84.8%
Corporate Bonds 5.2%
Common Stocks 1.7%
Other
*
1.5%
Short-Term Investments & Other Net Assets 6.8%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
First Brands Group LLC 1.6%
Automobile Components, United States
Asurion LLC 1.4%
Insurance, United States
Global Tel*Link Corp. 1.3%
Diversified Telecommunication Services, United
States
Rand Parent LLC 1.0%
Air Freight & Logistics, United States
Pitney Bowes, Inc. 1.0%
Commercial Services & Supplies, United States
athenahealth Group, Inc. 0.9%
Health Care Technology, United States
Hexion Holdings Corp. 0.9%
Chemicals, United States
UTEX Industries, Inc. 0.9%
Machinery, United States
GNC Holdings, Inc. 0.9%
Specialty Retail, United States
Invesco Senior Loan ETF 0.9%
Capital Markets, United States
1. Source: FactSet.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
26
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of April 30, 2024
Franklin Floating Rate Daily Access Fund
3
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
6-Month +6.72% +4.26%
1-Year +13.04% +10.54%
5-Year +21.25% +3.45%
10-Year +40.44% +3.22%
Advisor
6-Month +6.98% +6.98%
1-Year +13.46% +13.46%
5-Year +22.76% +4.19%
10-Year +43.98% +3.71%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 9.14% 8.03% 8.01%
Advisor 9.58% 8.46% 8.44%
See page 4 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.345341
C $0.329886
R6 $0.358005
Advisor $0.354998
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 1.01%
Advisor 0.73% 0.76%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,067.20 $4.80 $1,020.22 $4.69 0.93%
C $1,000 $1,066.40 $6.85 $1,018.23 $6.69 1.33%
R6 $1,000 $1,070.10 $3.12 $1,021.85 $3.05 0.61%
Advisor $1,000 $1,069.80 $3.52 $1,021.46 $3.44 0.68%

franklintempleton.com
Semiannual Report
Franklin Long Duration Credit Fund
This semiannual report for Franklin Low Duration Credit
Fund covers the period ended April 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund’s investment goal is to seek to maximize risk-
adjusted returns through a combination of income and
capital appreciation. Under normal market conditions, the
Fund invests at least 80% of its net assets in fixed income
securities. For purposes of the Fund’s investment goal, the
investment manager considers “risk-adjusted returns” to
mean the calculation of the return (or potential return) on an investment when compared to the Fund’s benchmark. The
Fund may also enter into U.S. Treasury futures contracts for hedging purposes and to manage duration or cash flows.
Performance Overview
The Fund’s Class R6 shares posted a +10.65% cumulative
total return for the six-months under review. In comparison, the Bloomberg U.S. Long Credit Index, which measures the
performance of investment-grade, U.S. dollar-denominated,
fixed-rate, taxable corporate and non-corporate (non-U.S.
agencies, sovereigns, supranationals and local authorities)
debt with at least 10-years to maturity, posted a +10.94%
cumulative total return.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin Long
Duration Credit Fund. We look forward to serving your future investment needs.
Josh Lohmeier, CFA
Michael Cho, CFA
George Bailey, CFA
Portfolio Management Team
Portfolio Composition
4/30/24
% of Total Net
Assets
Corporate Bonds 94.3%
Foreign Government and Agency Securities 3.1%
Other
*
0.9%
Short-Term Investments & Other Net Assets 1.7%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
43
.

Performance Summary as of April 30, 2024
Franklin Long Duration Credit Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class R6: no sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
R6
6-Month +10.65% +10.65%
Since Inception (8/22/23) +3.57% +3.57%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
R6 3.79% 5.89% 5.41%
See page 8 for Performance Summary footnotes.

Franklin Long Duration Credit Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The Fund is newly organized , with a limited history of operations. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond's issuer, insurer or guarantor, may affect the bond's value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environ-
mental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund's prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
R6 $0.284500
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
R6 0.09% 0.63%

Your Fund’s Expenses
Franklin Long Duration Credit Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period. Non- recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
R6 $1,000 $1,106.45 $0.68 $1,024.22 $0.65 0.13%

franklintempleton.com
Semiannual Report
Franklin Low Duration Total Return Fund
This semiannual report for Franklin Low Duration Total
Return Fund covers the period ended April 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks a high level of current income as is
consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests primarily in debt securities, which may be represented
by derivative investments that provide exposure to debt
securities such as futures, options and swap agreements.
The debt securities in which the Fund may invest include
government and corporate debt securities, mortgage- and
asset-backed securities, floating interest rate corporate loans and debt securities and municipal securities. Under normal
market conditions, the Fund invests primarily in investment
grade debt securities and in unrated securities that the
investment manager deems are of comparable quality.
Derivatives whose reference securities are investment grade
are considered by the Fund to be investment grade. The
Fund targets an estimated average portfolio duration of three
(3) years or less.
Performance Overview
The Fund’s Class A shares posted a +2.79% cumulative total
return for the six months under review. In comparison, the
Fund’s benchmark, the Bloomberg U.S. Government/Credit
Index: 1-3 Year Component, posted a +2.46% cumulative
total return.
1
The index measures the performance of
investment-grade, U.S. dollar-denominated, fixed-rate
Treasuries, government-related (sovereign, agency, local
authority and supranational) and corporate securities with at least one year up to, but not including, three years to final maturity. You can find more of the Fund’s performance data
in the Performance Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Kent Burns, CFA
Portfolio Management Team
Portfolio Composition
4/30/24
% of Total Net
Assets
Corporate Bonds 44.6%
Asset-Backed Securities
*
21.2%
U.S. Government and Agency Securities 16.5%
Residential Mortgage-Backed Securities 4.1%
Senior Floating Rate Interests 2.3%
Marketplace Loans 2.1%
Commercial Mortgage-Backed Securities 1.8%
Foreign Government and Agency Securities 1.8%
Mortgage-Backed Securities 1.3%
Other
†
1.2%
Short-Term Investments & Other Net Assets 3.1%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
58
.

Performance Summary as of April 30, 2024
Franklin Low Duration Total Return Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +2.79% +0.50%
1-Year +3.36% +1.08%
5-Year +7.12% +0.93%
10-Year +14.53% +1.14%
Advisor
6-Month +2.90% +2.90%
1-Year +3.60% +3.60%
5-Year +8.40% +1.63%
10-Year +17.35% +1.61%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 4.47% 4.62% 4.32%
Advisor 4.79% 4.95% 4.65%
See page 12 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.194298
C $0.176781
R $0.183210
R6 $0.210379
Advisor $0.205301
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.72% 0.99%
Advisor 0.47% 0.74%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,027.90 $3.35 $1,021.56 $3.34 0.67%
C $1,000 $1,027.20 $5.38 $1,019.56 $5.36 1.07%
R $1,000 $1,027.80 $4.61 $1,020.32 $4.59 0.91%
R6 $1,000 $1,030.80 $1.51 $1,023.38 $1.50 0.30%
Advisor $1,000 $1,029.00 $2.09 $1,022.81 $2.08 0.41%

franklintempleton.com
Semiannual Report
Franklin Low Duration U.S. Government Securities Fund
This semiannual report for Franklin Low Duration U.S.
Government Securities Fund covers the period ended April
30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income,
consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in
“U.S. government securities.” “U.S. government securities”
include fixed-rate mortgage securities and adjustable-rate
mortgage securities (ARMS) and other mortgage-backed
securities, including collateralized mortgage obligations
(CMOs), which are issued or guaranteed by the U.S.
government, its agencies or instrumentalities, including
government-sponsored entities.
1
The Fund also invests in
direct obligations of the U.S. government, such as Treasury
bills, bonds or notes, or its agencies instrumentalities or
sponsored enterprises.
2
To pursue its investment goal, the
Fund may invest in certain interest rate related derivative
transactions, such as interest rate futures contracts and
options on interest rate/bond futures.
Performance Overview
The Fund’s Class A shares posted a +2.94% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg U.S. Government
Index: 1-3 Year Component, which is an index of U.S. dollar-
denominated, fixed-rate, nominal U.S. Treasuries and U.S.
agency debentures (securities issued by U.S. government-
owned or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government) with at least one year
up to, but not including, three years to final maturity, posted a +2.11% cumulative total return.
3
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin Low
Duration U.S. Government Securities Fund. We look forward
to serving your future investment needs.
Paul Varunok
Lead Portfolio Manager
Neil Dhruv
Portfolio Manager
Portfolio Composition
4/30/24
% of Total Net
Assets
Mortgage-Backed Securities 60.4%
Agency Commercial Mortgage-Backed Securities 20.4%
U.S. Government and Agency Securities 14.0%
Short-Term Investments & Other Net Assets 5.2%
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
157
.

Performance Summary as of April 30, 2024
Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +2.94% +0.63%
1-Year +4.23% +1.92%
5-Year +3.99% +0.32%
10-Year +5.08% +0.27%
Advisor
6-Month +3.06% +3.06%
1-Year +4.49% +4.49%
5-Year +5.15% +1.01%
10-Year +7.72% +0.75%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 4.58% 4.23% 4.10%
Advisor 4.93% 4.57% 4.44%
See page 16 for Performance Summary footnotes.

Franklin Low Duration U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.167137
A1 $0.172734
C $0.152233
R6 $0.178117
Advisor $0.176455
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.85% 1.01%
Advisor 0.60% 0.76%

Your Fund’s Expenses
Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,029.40 $4.19 $1,020.74 $4.17 0.83%
A1 $1,000 $1,028.80 $3.43 $1,021.48 $3.42 0.68%
C $1,000 $1,027.40 $6.20 $1,018.75 $6.17 1.23%
R6 $1,000 $1,030.80 $2.77 $1,022.13 $2.76 0.55%
Advisor $1,000 $1,030.60 $2.93 $1,021.98 $2.91 0.58%

franklintempleton.com
Semiannual Report
Franklin Total Return Fund
This semiannual report for Franklin Total Return Fund covers the period ended April 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, consistent
with preservation of capital. As a secondary goal, capital
appreciation over the long term. Under normal market
conditions, the Fund invests primarily in debt securities,
which may be represented by derivative investments that
provide exposure to debt securities such as futures, options and swap agreements. The debt securities in which the
Fund may invest include government and corporate debt
securities, mortgage- and asset-backed securities, floating
interest rate corporate loans and debt securities and
municipal securities. Under normal market conditions, the
Fund invests primarily in investment grade debt securities
and in unrated securities that the investment manager
deems are of comparable quality. Derivatives whose
reference securities are investment grade are considered by
the Fund to be investment grade.
Performance Overview
The Fund’s Class A shares posted a +5.13% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg U.S. Aggregate
Index, posted a +4.97% cumulative total return.
1
The index
measures the U.S. investment-grade, fixed-rate, taxable
bond market with index components for government and
corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Thomas Runkel, CFA
Josh Lohmeier, CFA
Portfolio Management Team
Portfolio Composition
4/30/24
% of Total Net
Assets
Corporate Bonds 38.9%
Mortgage-Backed Securities 33.0%
U.S. Government and Agency Securities 21.2%
Asset-Backed Securities
*
8.4%
Residential Mortgage-Backed Securities 3.3%
Foreign Government and Agency Securities 2.4%
Municipal Bonds 1.9%
Senior Floating Rate Interests 1.4%
Commercial Mortgage-Backed Securities 1.4%
Marketplace Loans 1.3%
Other
†
0.2%
Short-Term Investments & Other Net Assets -13.4%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
166
.

Performance Summary as of April 30, 2024
Franklin Total Return Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +5.13% +1.22%
1-Year -1.49% -5.20%
5-Year -3.11% -1.39%
10-Year +7.09% +0.31%
Advisor
6-Month +5.22% +5.22%
1-Year -1.24% -1.24%
5-Year -2.00% -0.40%
10-Year +9.78% +0.94%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.85% 4.42% 4.32%
Advisor 4.22% 4.82% 4.72%
See page 20 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of Fund performance.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.150845
C $0.134805
R $0.140772
R6 $0.165501
Advisor $0.160995
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 1.00%
Advisor 0.64% 0.75%

Your Fund’s Expenses
Franklin Total Return Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,051.30 $4.24 $1,020.73 $4.17 0.83%
C $1,000 $1,048.30 $6.28 $1,018.73 $6.19 1.23%
R $1,000 $1,050.20 $5.52 $1,019.48 $5.44 1.08%
R6 $1,000 $1,052.70 $2.38 $1,022.54 $2.35 0.47%
Advisor $1,000 $1,052.20 $2.95 $1,021.99 $2.91 0.58%

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.63 $7.28 $7.89 $7.35 $8.18 $8.70
Income from investment operations
a
:
Net investment income
b
............. 0.337 0.627 0.359 0.296 0.332 0.441
Net realized and unrealized gains (losses) 0.168 0.330 (0.607) 0.545 (0.808) (0.515)
Total from investment operations ........ 0.505 0.957 (0.248) 0.841 (0.476) (0.074)
Less distributions from:
Net investment income .............. (0.345) (0.607) (0.362) (0.301) (0.355) (0.446)
Net asset value, end of period .......... $7.79 $7.63 $7.28 $7.89 $7.35 $8.18
Total return
c
....................... 6.72% 13.59% (3.25)% 11.79% (6.00)% (0.88)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.97% 0.95% 1.00% 0.96% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 0.94% 0.92%
e
0.98%
e
0.93%
e
0.86%
e
Net investment income ............... 8.71% 8.35% 4.68% 3.86% 4.33% 5.21%
Supplemental data
Net assets, end of period (000’s) ........ $926,251 $873,367 $828,324 $803,542 $717,021 $1,049,359
Portfolio turnover rate ................ 21.42% 30.81% 37.05% 66.03% 32.39% 23.23%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.63 $7.28 $7.89 $7.36 $8.18 $8.70
Income from investment operations
a
:
Net investment income
b
............. 0.321 0.595 0.325 0.268 0.306 0.407
Net realized and unrealized gains (losses) 0.179 0.332 (0.604) 0.532 (0.804) (0.514)
Total from investment operations ........ 0.500 0.927 (0.279) 0.800 (0.498) (0.107)
Less distributions from:
Net investment income .............. (0.330) (0.577) (0.331) (0.270) (0.323) (0.413)
Net asset value, end of period .......... $7.80 $7.63 $7.28 $7.89 $7.36 $8.18
Total return
c
....................... 6.64% 13.14% (3.63)% 11.34% (6.39)% (1.39)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.37% 1.35% 1.40% 1.36% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.33% 1.34% 1.32%
e
1.38%
e
1.33%
e
1.26%
e
Net investment income ............... 8.31% 7.92% 4.24% 3.50% 3.98% 4.81%
Supplemental data
Net assets, end of period (000’s) ........ $86,334 $80,606 $89,383 $100,317 $160,194 $296,134
Portfolio turnover rate ................ 21.42% 30.81% 37.05% 66.03% 32.39% 23.23%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.64 $7.29 $7.90 $7.37 $8.19 $8.71
Income from investment operations
a
:
Net investment income
b
............. 0.349 0.652 0.446 0.317 0.363 0.463
Net realized and unrealized gains (losses) 0.179 0.334 (0.668) 0.541 (0.804) (0.508)
Total from investment operations ........ 0.528 0.986 (0.222) 0.858 (0.441) (0.045)
Less distributions from:
Net investment income .............. (0.358) (0.636) (0.388) (0.328) (0.380) (0.475)
Net asset value, end of period .......... $7.81 $7.64 $7.29 $7.90 $7.37 $8.19
Total return
c
....................... 7.01% 13.99% (2.92)% 12.15% (5.69)% (0.54)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.60% 0.67% 0.72% 0.69% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.61% 0.57% 0.58%
e
0.63%
e
0.59%
e
0.53%
e
Net investment income ............... 9.01% 8.65% 5.96% 4.09% 4.71% 5.54%
Supplemental data
Net assets, end of period (000’s) ........ $118,442 $117,289 $201,719 $24,999 $9,568 $18,764
Portfolio turnover rate ................ 21.42% 30.81% 37.05% 66.03% 32.39% 23.23%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.63 $7.28 $7.89 $7.36 $8.18 $8.71
Income from investment operations
a
:
Net investment income
b
............. 0.346 0.643 0.365 0.315 0.358 0.463
Net realized and unrealized gains (losses) 0.179 0.333 (0.594) 0.535 (0.806) (0.525)
Total from investment operations ........ 0.525 0.976 (0.229) 0.850 (0.448) (0.062)
Less distributions from:
Net investment income .............. (0.355) (0.626) (0.381) (0.320) (0.373) (0.468)
Net asset value, end of period .......... $7.80 $7.63 $7.28 $7.89 $7.36 $8.18
Total return
c
....................... 6.98% 13.87% (3.01)% 12.06% (5.78)% (0.74)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.72% 0.70% 0.75% 0.71% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.69% 0.67%
e
0.73%
e
0.68%
e
0.61%
e
Net investment income ............... 8.96% 8.55% 4.74% 4.09% 4.65% 5.46%
Supplemental data
Net assets, end of period (000’s) ........ $364,449 $319,093 $300,958 $434,688 $376,997 $858,071
Portfolio turnover rate ................ 21.42% 30.81% 37.05% 66.03% 32.39% 23.23%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.7%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 $ 52,529
Machinery 0.9%
a,b
UTEX Industries, Inc. .................................. United States 261,340 13,459,010
Oil, Gas & Consumable Fuels 0.8%
a,c,d
Talos Energy, Inc. ..................................... United States 961,663 12,550,870
Total Common Stocks (Cost $ 39,996,715 ) ......................................
26,062,409
Management Investment Companies 0.9%
Capital Markets 0.9%
Invesco Senior Loan ETF ............................... United States 615,695 12,960,380
Total Management Investment Companies (Cost $ 13,283,196 ) ....................
12,960,380
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 10,225
a
Total Preferred Stocks (Cost $ 919,936 ) .........................................
10,225
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b,c
UTEX Industries, Inc. , 2/20/49 ............................ United States 634 118
Total Warrants (Cost $ – ) ......................................................
118
Principal
Amount
*
Corporate Bonds 5.2%
Air Freight & Logistics 0.3%
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% , 2/15/30 .... United States 5,050,000 5,000,849
Automobile Components 0.3%
e
Tenneco, Inc. , Senior Secured Note , 144A, 8% , 11/17/28 ........ United States 5,000,000 4,676,893
Capital Markets 0.1%
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 1,600,000 1,456,575
Chemicals 0.2%
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 3,630,465
Commercial Services & Supplies 0.6%
e
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Secured Note , 144A, 6.625% , 7/15/26 .................... United States 4,950,000 4,941,938
e
GFL Environmental, Inc. ,
Senior Secured Note , 144A, 4.25% , 6/01/25 ............... United States 1,300,000 1,282,536
Senior Secured Note , 144A, 3.5% , 9/01/28 ................ United States 2,300,000 2,069,971
8,294,445
Construction Materials 0.2%
e
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ......... Mexico 3,875,000 3,671,363

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.3%
e
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 4/15/27 ................................ United States 694,000 $ 707,880
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 1,125,000 1,036,495
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,500,000 2,321,964
4,066,339
Diversified Consumer Services 0.1%
e
WW International, Inc. , Senior Secured Note , 144A, 4.5% , 4/15/29 United States 4,031,000 1,689,975
Diversified Telecommunication Services 0.2%
e
Altice France SA ,
Senior Secured Note , 144A, 5.125% , 7/15/29 .............. France 2,000,000 1,305,631
Senior Secured Note , 144A, 5.5% , 10/15/29 ............... France 3,730,000 2,446,021
3,751,652
Entertainment 0.2%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 2,300,000 2,355,343
Ground Transportation 0.0%
†
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 500,000 437,755
Health Care Equipment & Supplies 0.1%
e
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 1,320,000 1,364,880
Health Care Providers & Services 0.4%
e
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% ,
9/01/28 ........................................... United States 1,334,000 1,088,394
e,f
Radiology Partners, Inc. , Senior Secured Note , 144A, PIK, 8.5% ,
1/31/29 ........................................... United States 4,795,822 4,397,969
5,486,363
Hotels, Restaurants & Leisure 0.4%
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5% ,
2/15/32 ........................................... United States 3,600,000 3,549,342
e
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 2,300,000 2,174,197
5,723,539
Independent Power and Renewable Electricity Producers 0.3%
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 4,400,000 4,112,715
Insurance 0.1%
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ..................................... United States 1,470,600 1,318,714
Media 0.3%
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 4,300,000 4,011,478
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 .......... United States 2,400,000 2,296,025

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.8%
e
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 4,300,000 $ 4,481,877
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 3,866,667 3,825,368
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,138,188 1,122,716
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,485,000 2,392,568
11,822,529
Personal Care Products 0.1%
e
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 ............ United States 1,254,000 1,231,045
Wireless Telecommunication Services 0.1%
e
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,169,453
Total Corporate Bonds (Cost $ 81,782,632 ) ......................................
77,568,395
g
Senior Floating Rate Interests 84.8%
Aerospace & Defense 0.9%
f
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , 3/06/25 ............. United Kingdom 12,723,738 10,716,568
h
Dynasty Acquisition Co., Inc. ,
2024 Specified Refinancing CME Term Loan, B-1 , 8.829% ,
( 1-month SOFR + 3.5% ), 8/24/28 ........................ United States 1,582,892 1,592,247
2024 Specified Refinancing CME Term Loan, B-2 , 8.829% ,
( 1-month SOFR + 3.5% ), 8/24/28 ........................ United States 610,323 613,930
12,922,745
a a a a a a
h
Air Freight & Logistics 1.8%
i
GN Loanco LLC , CME Term Loan, B , 9.816% , ( 1-month SOFR +
4.5% ), 12/19/30 ..................................... United States 9,480,366 9,252,269
Kenan Advantage Group, Inc. (The) , U.S. CME Term Loan, B3 ,
9.066% , ( 1-month SOFR + 3.75% ), 1/25/29 ................ United States 7,518,261 7,530,365
Rand Parent LLC , First Lien, CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 9,923,928 9,986,598
26,769,232
a a a a a a
h
Automobile Components 3.2%
Adient US LLC , CME Term Loan, B2 , 8.066% , ( 1-month SOFR +
2.75% ), 1/31/31 ..................................... United States 4,948,530 4,976,366
Clarios Global LP , First Lien, 2024 Refinancing CME Term Loan ,
8.316% , ( 1-month SOFR + 3% ), 5/06/30 .................. United States 2,030,718 2,040,242
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.559% , ( 3-month
SOFR + 4.25% ), 10/04/28 ............................. United States 1,575,000 1,574,181
First Lien, Closing Date CME Term Loan , 9.321% , ( 3-month SOFR
+ 3.75% ), 10/04/28 .................................. United States 4,572,363 4,545,866
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.591% , ( 3-month SOFR + 5% ),
3/30/27 ........................................... United States 7,582,489 7,267,816
First Lien, 2022-II Incremental CME Term Loan , 10.591% ,
( 3-month SOFR + 5% ), 3/30/27 ......................... United States 11,760,403 11,299,748
Second Lien, 2021 CME Term Loan , 14.141% , ( 3-month SOFR +
8.5% ), 3/30/28 ...................................... United States 5,920,469 5,654,048
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.916% , ( 1-month SOFR + 4.5% ), 11/09/27 ........... United States 617,195 619,250
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.17% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 8,221,466 8,071,959

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Automobile Components (continued)
TI Group Automotive Systems LLC , Refinancing U.S. CME Term
Loan , 8.68% , ( 1-month SOFR + 3.25% ), 12/16/26 ........... United States 1,355,380 $ 1,361,031
47,410,507
a a a a a a
h
Automobiles 0.6%
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 8,139,039 7,999,170
Thor Industries, Inc. , USD CME Term Loan, B2 , 8.069% , ( 1-month
SOFR + 2.75% ), 11/15/30 ............................. United States 1,144,302 1,150,978
9,150,148
a a a a a a
h
Beverages 0.8%
Naked Juice LLC , First Lien, Initial CME Term Loan , 8.659% ,
( 3-month SOFR + 3.25% ), 1/24/29 ....................... United States 5,830,375 5,650,450
Triton Water Holdings, Inc. ,
First Lien, 2024 Incremental CME Term Loan , 9.302% , ( 3-month
SOFR + 4% ), 3/31/28 ................................. United States 831,250 833,744
First Lien, Initial CME Term Loan , 8.814% , ( 3-month SOFR +
3.25% ), 3/31/28 ..................................... United States 5,131,905 5,118,100
11,602,294
a a a a a a
h
Building Products 1.1%
AZZ, Inc. , Initial CME Term Loan , 8.566% , ( 1-month SOFR + 3.25% ),
5/13/29 ........................................... United States 1,774,758 1,787,749
Cornerstone Building Brands, Inc. , CME Term Loan, B , 8.671% ,
( 1-month SOFR + 3.25% ), 4/12/28 ....................... United States 2,880,677 2,829,069
EMRLD Borrower LP , Initial CME Term Loan, B , 7.816% , ( 1-month
SOFR + 2.5% ), 5/31/30 ............................... United States 1,316,832 1,322,422
i
MIWD Holdco II LLC , 2024 Incremental CME Term Loan , 8.93% ,
( 1-month SOFR + 3.5% ), 3/28/31 ........................ United States 1,796,407 1,806,889
Quikrete Holdings, Inc. ,
CME Term Loan, B1 , 7.819% , ( 1-month SOFR + 2.5% ), 4/14/31 . United States 3,629,032 3,635,510
CME Term Loan, B2 , 7.569% , ( 1-month SOFR + 2.25% ), 3/19/29 United States 2,788,133 2,794,114
Summit Materials LLC , CME Term Loan, B2 , 7.799% , ( 3-month
SOFR + 2.5% ), 1/12/29 ............................... United States 1,566,265 1,579,978
15,755,731
a a a a a a
h
Capital Markets 3.6%
Aretec Group, Inc. , CME Term Loan, B1 , 9.916% , ( 1-month SOFR +
4.5% ), 8/09/30 ...................................... United States 6,004,235 6,042,812
Citadel Securities LP , CME Term Loan , 7.566% , ( 1-month SOFR +
2.25% ), 7/29/30 ..................................... United States 5,115,756 5,131,769
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 9.059% , ( 3-month SOFR + 3.75% ), 4/09/27 ........... United States 5,306,629 5,308,964
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
CME Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 4/07/28 ..... United States 6,621,049 6,632,768
i
First Eagle Holdings, Inc. , CME Term Loan, B2 , 8.334% , ( 3-month
SOFR + 3% ), 3/05/29 ................................. United States 4,500,000 4,458,150
Jane Street Group LLC , 2024 Repricing CME Term Loan , 7.93% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 6,717,442 6,730,810
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B , 9.324% , ( 1-month SOFR +
4% ), 7/31/28 ....................................... United Kingdom 6,146,986 6,175,231
2023 Incremental Delayed Draw CME Term Loan , 9.567% ,
( 1-month SOFR + 4.25% ), 7/31/28 ....................... United Kingdom 1,309,524 1,317,709

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Capital Markets (continued)
Russell Investments US Institutional Holdco, Inc. , 2025 CME Term
Loan , 8.927% , ( 1-month SOFR + 3.5% ), 5/30/25 ............ United States 7,792,219 $ 7,384,101
WEC US Holdings Ltd. , Initial CME Term Loan , 8.066% , ( 1-month
SOFR + 2.75% ), 1/27/31 .............................. United States 5,414,286 5,424,248
54,606,562
a a a a a a
h
Chemicals 4.0%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.976% , ( 3-month SOFR +
4.5% ), 3/15/29 ...................................... United States 8,675,924 8,546,479
i
Second Lien, Initial CME Term Loan , 12.853% , ( 1-month SOFR +
7.438% ), 3/15/30 .................................... United States 6,093,023 5,471,535
Indicor LLC , First Lien, Dollar CME Term Loan, B , 9.302% , ( 3-month
SOFR + 4% ), 11/22/29 ................................ United States 2,425,597 2,447,427
INEOS Quattro Holdings UK Ltd. ,
2029 Dollar CME Term Loan, B , 9.666% , ( 1-month SOFR +
4.25% ), 4/02/29 ..................................... United Kingdom 7,748,864 7,744,021
2030 Dollar CME Term Loan, B , 9.166% , ( 1-month SOFR +
3.75% ), 3/14/30 ..................................... United Kingdom 1,726,087 1,725,017
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.166% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 1,465,200 1,472,138
i
LSF11 A5 Holdco LLC , CME Term Loan , 8.93% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 6,015,521 6,030,560
Lummus Technology Holdings V LLC , 2024 CME Term Loan, B ,
8.93% , ( 1-month SOFR + 3.5% ), 12/31/29 ................. United States 3,099,367 3,114,011
Nouryon Finance BV , Extended Dollar CME Term Loan , 9.419% ,
( 3-month SOFR + 4% ), 4/03/28 ......................... Netherlands 3,963,367 3,978,864
PMHC II, Inc. , Initial CME Term Loan, B , 9.706% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,107,111 12,940,388
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 9.442% , ( 1-month SOFR + 4% ), 3/16/27 ............... United States 7,102,609 7,129,244
60,599,684
a a a a a a
h
Commercial Services & Supplies 5.0%
Allied Universal Holdco LLC ,
Amendment No. 3 CME Term Loan , 10.066% , ( 1-month SOFR +
4.75% ), 5/12/28 ..................................... United States 829,167 833,681
Initial U.S. Dollar CME Term Loan , 9.166% , ( 1-month SOFR +
3.75% ), 5/12/28 ..................................... United States 7,502,941 7,517,009
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 9.315% , ( 1-month SOFR + 4% ), 2/15/29 ............ United States 9,937,750 9,972,929
i
APX Group, Inc. , Initial CME Term Loan , 8.194% , ( 1-month SOFR +
2.75%; 3-month SOFR + 1.75% ), 7/10/28 .................. United States 3,300,836 3,309,551
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.302% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 5,398,505 5,401,879
Covanta Holding Corp. ,
2024 Incremental CME Term Loan, B , 8.071% , ( 1-month SOFR +
2.75% ), 11/30/28 .................................... United States 3,772,459 3,781,117
2024 Incremental CME Term Loan, C , 8.071% , ( 1-month SOFR +
2.75% ), 11/30/28 .................................... United States 206,145 206,619
Madison IAQ LLC , CME Term Loan , 8.68% , ( 1-month SOFR +
3.25% ), 6/21/28 ..................................... United States 7,086,984 7,098,890
i
Neptune BidCo US, Inc. , First Lien, Dollar CME Term Loan, B ,
10.406% , ( 3-month SOFR + 5% ), 4/11/29 .................. United States 3,890,176 3,661,901
PG Investment Co. 59 SARL , Initial CME Term Loan , 8.812% ,
( 3-month SOFR + 3.5% ), 3/26/31 ........................ Luxembourg 2,982,681 2,996,968

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.43% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 14,334,641 $ 14,328,620
Prime Security Services Borrower LLC , First Lien, 2024 Refinancing
CME Term Loan, B1 , 7.579% , ( 3-month SOFR + 2.25% ), 10/13/30 United States 4,851,948 4,867,328
Spin Holdco, Inc. , Initial CME Term Loan , 9.585% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 12,908,446 11,432,043
75,408,535
a a a a a a
Communications Equipment 0.9%
h
CommScope, Inc. , Initial CME Term Loan , 8.68% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 4,914,471 4,345,228
j
Delta Topco, Inc. , CME Term Loan , TBD, 12/24/29 ............. United States 8,873,281 8,888,809
13,234,037
a a a a a a
h
Construction & Engineering 1.3%
Artera Services LLC , First Lien, CME Term Loan, C , 9.809% ,
( 3-month SOFR + 4.5% ), 2/15/31 ........................ United States 2,727,273 2,754,273
i
Brand Industrial Services, Inc. , CME Term Loan, C , 9.819% ,
( 1-month SOFR + 4.5% ), 8/01/30 ........................ United States 3,155,340 3,171,290
Chromalloy Corp. , CME Term Loan , 9.058% , ( 3-month SOFR +
3.75% ), 3/27/30 ..................................... United States 3,851,444 3,875,516
Radar Bidco SARL , USD CME Term Loan, B , 9.558% , ( 3-month
SOFR + 4.25% ), 4/04/31 .............................. Luxembourg 1,948,052 1,957,792
USIC Holdings, Inc. , First Lien, Initial CME Term Loan , 9.064% ,
( 3-month SOFR + 3.5% ), 5/12/28 ........................ United States 6,789,285 6,794,648
Zekelman Industries, Inc. , 2024 CME Term Loan , 7.568% , ( 1-month
SOFR + 2.25% ), 1/24/31 .............................. United States 1,361,979 1,365,384
19,918,903
a a a a a a
Containers & Packaging 2.4%
h
Charter Next Generation, Inc. , First Lien, Initial CME Term Loan ,
8.816% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 5,744,740 5,772,832
h ,i
Kleopatra Finco SARL , USD CME Term Loan, B , 10.267% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 9,919,514 8,993,726
h ,i
LC Ahab US Bidco LLC , CME Term Loan, B , 8.816% , ( 1-month
SOFR + 3.5% ), 4/11/31 ............................... United States 1,094,092 1,094,092
h
Mauser Packaging Solutions Holding Co. , Initial CME Term Loan ,
9.329% , ( 1-month SOFR + 4% ), 8/14/26 .................. United States 8,973,430 8,994,831
h
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.68% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 1,526,297 1,536,149
h
ProAmpac PG Borrower LLC , 2024-1 Refinancing CME Term Loan ,
9.528% , ( 1-month SOFR + 4%; 3-month SOFR + 4% ), 9/15/28 .. United States 4,806,501 4,844,544
i ,j
SupplyOne, Inc. , Seven Year CME Term Loan, B , TBD, 3/27/31 ... United States 4,985,714 5,007,527
36,243,701
a a a a a a
h
Distributors 0.3%
i
AIP RD Buyer Corp. , First Lien, 2023 Incremental CME Term Loan ,
9.818% , ( 1-month SOFR + 4.5% ), 12/22/28 ................ United States 1,403,509 1,411,404
BCPE Empire Holdings, Inc. , First Lien, Amendment No. 5
Refinancing CME Term Loan , 9.316% , ( 1-month SOFR + 4% ),
12/11/28 .......................................... United States 1,538,462 1,544,500
Core & Main LP , CME Term Loan, C , 7.568% , ( 1-month SOFR +
2.25% ), 2/09/31 ..................................... United States 1,750,000 1,758,750
Windsor Holdings III LLC , 2024 Dollar Refinancing CME Term Loan,
B , 9.319% , ( 1-month SOFR + 4% ), 8/01/30 ................ United States 498,750 503,675
5,218,329
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Diversified Consumer Services 1.7%
KUEHG Corp. , Initial CME Term Loan , 10.302% , ( 3-month SOFR +
5% ), 6/12/30 ....................................... United States 7,199,469 $ 7,232,119
Learning Care Group (US) No. 2, Inc. , Initial CME Term Loan ,
10.075% , ( 3-month SOFR + 4.75% ), 8/11/28 ............... United States 1,701,759 1,708,855
Pre-Paid Legal Services, Inc. , First Lien, Initial CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 12/15/28 ................ United States 1,416,512 1,409,982
Sedgwick Claims Management Services, Inc. , 2023 CME Term Loan ,
9.077% , ( 1-month SOFR + 3.75% ), 2/24/28 ................ United States 10,163,199 10,216,607
Spring Education Group, Inc. , Initial CME Term Loan CME , 9.309% ,
( 3-month SOFR + 4% ), 9/29/30 ......................... United States 1,530,612 1,539,704
Wand NewCo 3, Inc. , First Lien, 2024 Refinancing CME Term Loan ,
9.066% , ( 1-month SOFR + 3.75% ), 1/30/31 ................ United States 769,231 775,150
WW International, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 4/13/28 ............................... United States 4,681,981 2,139,829
25,022,246
a a a a a a
h
Diversified Telecommunication Services 1.4%
Global Tel*Link Corp. ,
First Lien, CME Term Loan , 9.666% , ( 1-month SOFR + 4.25% ),
11/29/25 .......................................... United States 11,725,981 11,539,069
Second Lien, CME Term Loan , 15.416% , ( 1-month SOFR + 10% ),
11/29/26 .......................................... United States 7,895,149 7,559,606
Zayo Group Holdings, Inc. , Initial Dollar CME Term Loan , 8.43% ,
( 1-month SOFR + 3% ), 3/09/27 ......................... United States 1,755,569 1,522,684
20,621,359
a a a a a a
Electrical Equipment 0.1%
h
Vertiv Group Corp. , CME Term Loan, B1 , 7.943% , ( 1-month SOFR +
2.5% ), 3/02/27 ...................................... United States 1,580,294 1,588,014
Electronic Equipment, Instruments & Components 0.1%
h
Coherent Corp. , CME Term Loan, B1 , 7.829% , ( 1-month SOFR +
2.5% ), 7/02/29 ...................................... United States 1,339,286 1,347,234
h
Entertainment 0.7%
AMC Entertainment Holdings, Inc. , CME Term Loan, B1 , 8.433% ,
( 1-month SOFR + 3% ), 4/22/26 ......................... United States 1,938,776 1,688,062
Banijay Entertainment SAS , USD CME Term Loan, B2 , 8.579% ,
( 1-month SOFR + 3.25% ), 3/01/28 ....................... France 1,918,771 1,927,166
i
Playtika Holding Corp. , CME Term Loan, B1 , 8.18% , ( 1-month SOFR
+ 2.75% ), 3/13/28 ................................... United States 6,149,596 6,161,711
9,776,939
a a a a a a
h
Financial Services 2.1%
Belfor Holdings, Inc. , Initial CME Term Loan, B1 , 9.08% , ( 1-month
SOFR + 3.75% ), 11/01/30 ............................. United States 472,310 474,378
Boost Newco Borrower LLC , USD CME Term Loan, B , 8.309% ,
( 3-month SOFR + 3% ), 1/31/31 ......................... United States 9,497,826 9,542,371
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan , 8.93% ,
( 1-month SOFR + 3.5% ), 8/02/28 ........................ United States 7,959,544 7,964,519
Red Planet Borrower LLC , Initial CME Term Loan , 9.166% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 4,778,466 4,693,959
Verscend Holding Corp. , CME Term Loan, B1 , 9.445% , ( 1-month
SOFR + 4% ), 8/27/25 ................................. United States 8,796,838 8,807,834
31,483,061
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Food Products 0.3%
Fiesta Purchaser, Inc. , Initial CME Term Loan , 9.317% , ( 1-month
SOFR + 4% ), 2/12/31 ................................. United States 2,538,071 $ 2,551,244
Primary Products Finance LLC , 2024 Replacement CME Term Loan,
B , 8.952% , ( 3-month SOFR + 3.5% ), 4/01/29 ............... United States 1,968,103 1,970,976
4,522,220
a a a a a a
h
Ground Transportation 0.2%
Avis Budget Car Rental LLC , New CME Term Loan, C , 8.416% ,
( 1-month SOFR + 3% ), 3/16/29 ......................... United States 1,218,114 1,215,324
i
Savage Enterprises LLC , Initial CME Term Loan , 8.68% , ( 1-month
SOFR + 3.25% ), 9/15/28 .............................. United States 1,235,585 1,242,535
2,457,859
a a a a a a
h
Health Care Equipment & Supplies 1.1%
Bausch + Lomb Corp. , Initial CME Term Loan , 8.669% , ( 1-month
SOFR + 3.25% ), 5/10/27 .............................. United States 2,977,273 2,962,774
Medline Borrower LP , Refinancing CME Term Loan , 8.068% ,
( 1-month SOFR + 2.75% ), 10/23/28 ...................... United States 8,886,385 8,919,887
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date CME Term Loan , 10.702% , ( 3-month SOFR +
5.25% ), 12/15/27 .................................... United States 4,179,312 4,194,545
16,077,206
a a a a a a
h
Health Care Providers & Services 7.6%
ADMI Corp. ,
Amendment No. 10 Extended CME Term Loan , 11.066% , ( 1-month
SOFR + 5.75% ), 12/23/27 ............................. United States 1,165,909 1,175,382
Amendment No. 4 Refinancing CME Term Loan , 8.805% , ( 1-month
SOFR + 3.375% ), 12/23/27 ............................ United States 5,021,555 4,854,765
Amendment No. 5 Incremental CME Term Loan , 9.18% , ( 1-month
SOFR + 3.75% ), 12/23/27 ............................. United States 3,912,603 3,786,852
Aveanna Healthcare LLC , First Lien, 2021 Extended CME Term
Loan , 9.193% , ( 3-month SOFR + 3.75% ), 7/17/28 ........... United States 2,095,847 2,022,167
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.571% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 6,879,388 6,920,217
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.83% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 5,018,257 5,041,617
i
Dermatology Intermediate Holdings III, Inc. , Closing Date CME Term
Loan , 9.58% , ( 3-month SOFR + 4.25% ), 3/30/29 ............ United States 4,492,386 4,386,635
eResearchTechnology, Inc. , First Lien, Initial CME Term Loan ,
9.93% , ( 1-month SOFR + 4.5% ), 2/04/27 .................. United States 2,905,510 2,919,035
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.571% , ( 3-month SOFR + 4% ),
12/18/28 .......................................... United States 5,162,774 4,372,224
Second Lien, Initial CME Term Loan , 12.18% , ( 1-month SOFR +
6.75% ), 12/17/29 .................................... United States 779,707 547,745
i
Global Medical Response, Inc. , 2018 New CME Term Loan , 9.68% ,
( 1-month SOFR + 4.25% ), 3/14/25 ....................... United States 5,087,392 4,839,382
Medical Solutions Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 4,801,534 4,262,226
MPH Acquisition Holdings LLC , Initial CME Term Loan , 9.855% ,
( 3-month SOFR + 4.25% ), 9/01/28 ....................... United States 6,275,628 5,830,623
i
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.164% , ( 1-month SOFR +
3.75%; 3-month SOFR + 3.75% ), 3/02/28 .................. United States 8,171,275 7,475,818
First Lien, Initial CME Term Loan, C , 9.159% , ( 3-month SOFR +
3.75% ), 3/02/28 ..................................... United States 269,370 246,444

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Health Care Providers & Services (continued)
Pacific Dental Services LLC , Refinancing CME Term Loan , 8.571% ,
( 1-month SOFR + 3.25% ), 3/15/31 ....................... United States 3,386,977 $ 3,399,339
Pathway Vet Alliance LLC , First Lien, 2021 Replacement CME Term
Loan , 9.18% , ( 1-month SOFR + 3.75% ), 3/31/27 ............ United States 9,219,192 7,767,170
Phoenix Guarantor, Inc. , CME Term Loan , 8.577% , ( 1-month SOFR
+ 3.25% ), 2/14/31 ................................... United States 7,273,225 7,230,604
Phoenix Newco, Inc. , First Lien, Initial CME Term Loan , 8.692% ,
( 1-month SOFR + 3.25% ), 11/15/28 ...................... United States 4,572,622 4,592,352
Radiology Partners, Inc. , CME Term Loan, B , 10.587% , ( 3-month
SOFR + 5% ), 1/31/29 ................................. United States 6,761,757 6,505,385
Star Parent, Inc. , CME Term Loan , 9.309% , ( 3-month SOFR + 4% ),
9/27/30 ........................................... United States 5,683,333 5,688,676
Surgery Center Holdings, Inc. , Initial CME Term Loan , 8.815% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 925,926 932,532
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.692% , ( 1-month SOFR + 4.25% ), 10/01/28 ............... United States 7,628,231 7,398,583
Waystar Technologies, Inc. , First Lien, 2024 Initial CME Term Loan ,
9.316% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 11,495,950 11,574,985
113,770,758
a a a a a a
Health Care Technology 1.4%
h
athenahealth Group, Inc. , Initial CME Term Loan , 8.566% , ( 1-month
SOFR + 3.25% ), 2/15/29 .............................. United States 14,044,018 14,039,664
i ,j
Cotiviti Holdings, Inc. , CME Term Loan , TBD, 2/24/31 .......... United States 6,428,571 6,441,943
20,481,607
a a a a a a
Hotels, Restaurants & Leisure 6.6%
f ,h
24 Hour Fitness Worldwide, Inc. , CME Term Loan, 1 , PIK, 6.571% ,
( 3-month SOFR + 1% ), 12/29/25 ........................ United States 23,896,776 11,779,576
h ,i
Bally's Corp. , CME Term Loan, B , 8.836% , ( 3-month SOFR +
3.25% ), 10/02/28 .................................... United States 11,756,471 11,100,695
h
Caesars Entertainment, Inc. , 2023 Incremental CME Term Loan, B ,
8.666% , ( 1-month SOFR + 3.25% ), 2/06/30 ................ United States 4,950,996 4,967,408
h
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan, B , 8.625% ,
( 1-month SOFR + 3.25% ), 6/29/29 ....................... United States 2,672,102 2,684,727
j
Entain plc , CME Term Loan , TBD, 10/31/29 .................. United States 3,335,777 3,350,888
h
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.069% ,
( 1-month SOFR + 3.75% ), 1/27/29 ....................... United States 6,169,230 6,190,452
h
Flutter Entertainment plc , CME Term Loan, B , 7.559% , ( 3-month
SOFR + 2.25% ), 11/25/30 ............................. Ireland 6,289,204 6,308,292
h
Flynn Restaurant Group LP , First Lien, 2021 CME Term Loan ,
9.68% , ( 1-month SOFR + 4.25% ), 11/22/28 ................ United States 8,131,991 8,173,546
h
Hilton Grand Vacations Borrower LLC , Initial CME Term Loan ,
7.816% , ( 1-month SOFR + 2.5% ), 8/02/28 ................. United States 8,648,528 8,671,793
h
IRB Holding Corp. , 2024 Replacement CME Term Loan, B , 8.177% ,
( 1-month SOFR + 2.75% ), 12/15/27 ...................... United States 1,414,167 1,417,901
h
Light & Wonder International, Inc. , CME Term Loan, B1 , 8.071% ,
( 1-month SOFR + 2.75% ), 4/14/29 ....................... United States 4,331,709 4,346,740
h
Ontario Gaming GTA LP , CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 8/01/30 .............................. Canada 4,299,233 4,327,887
h
Penn National Gaming, Inc. , CME Term Loan, B , 8.166% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 3,523,721 3,532,706
h
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.59% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 5,516,244 5,543,826
h
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.556% , ( 3-month SOFR + 3.25% ), 4/04/29 ........... United States 8,138,466 8,151,813

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure (continued)
h ,i
SeaWorld Parks & Entertainment, Inc. , CME Term Loan, B2 , 7.816% ,
( 1-month SOFR + 2.5% ), 8/25/28 ........................ United States 1,529,412 $ 1,530,689
h
Whatabrands LLC , Initial CME Term Loan, B , 8.68% , ( 1-month
SOFR + 3.25% ), 8/03/28 .............................. United States 7,140,321 7,176,772
99,255,711
a a a a a a
Household Durables 0.4%
h
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.824% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 5,745,545 5,715,812
Household Products 0.1%
h
Energizer Holdings, Inc. , 2020 CME Term Loan , 7.68% , ( 1-month
SOFR + 2.25% ), 12/22/27 ............................. United States 1,302,382 1,304,550
h
Independent Power and Renewable Electricity Producers 0.6%
Calpine Construction Finance Co. LP , Refinancing CME Term Loan ,
7.566% , ( 1-month SOFR + 2.25% ), 7/31/30 ................ United States 3,184,000 3,186,897
i
Calpine Corp. , 2019 CME Term Loan , 7.33% , ( 1-month SOFR + 2% ),
1/31/31 ........................................... United States 3,300,000 3,298,961
Talen Energy Supply LLC ,
Initial CME Term Loan, B , 9.826% , ( 3-month SOFR + 4.5% ),
5/17/30 ........................................... United States 2,340,749 2,351,645
Initial CME Term Loan, C , 9.826% , ( 3-month SOFR + 4.5% ),
5/17/30 ........................................... United States 497,355 499,670
9,337,173
a a a a a a
Insurance 3.7%
h
Acrisure LLC ,
First Lien, 2020 Term Loan , 0.089% , ( 1-month Synthetic USD
LIBOR + 0.035% ), 2/15/27 ............................. United States 5,877,551 5,881,812
First Lien, 2021-1 Additional Term Loan , 9.18% , ( 1-month Synthetic
USD LIBOR + 3.75% ), 2/15/27 .......................... United States 4,111,040 4,121,318
First Lien, 2021-2 Additional Term Loan , 9.68% , ( 1-month Synthetic
USD LIBOR + 4.25% ), 2/15/27 .......................... United States 2,927,395 2,940,817
h
Alliant Holdings Intermediate LLC , New CME Term Loan, B6 ,
8.819% , ( 1-month SOFR + 3.5% ), 11/06/30 ................ United States 6,245,076 6,276,926
h ,i
AssuredPartners, Inc. , 2024 CME Term Loan , 8.827% , ( 1-month
SOFR + 3.5% ), 2/14/31 ............................... United States 5,563,552 5,594,207
h
Asurion LLC ,
New CME Term Loan, B10 , 9.416% , ( 1-month SOFR + 4% ),
8/19/28 ........................................... United States 2,271,178 2,211,877
New CME Term Loan, B11 , 9.666% , ( 1-month SOFR + 4.25% ),
8/19/28 ........................................... United States 1,024,138 1,001,417
New CME Term Loan, B8 , 8.68% , ( 1-month SOFR + 3.25% ),
12/23/26 .......................................... United States 4,134,609 4,050,490
New CME Term Loan, B9 , 8.68% , ( 1-month SOFR + 3.25% ),
7/31/27 ........................................... United States 8,209 7,996
Second Lien, New CME Term Loan, B3 , 10.68% , ( 1-month SOFR
+ 5.25% ), 1/31/28 ................................... United States 7,696,342 7,038,574
Second Lien, New CME Term Loan, B4 , 10.68% , ( 1-month SOFR
+ 5.25% ), 1/20/29 ................................... United States 7,422,294 6,712,538
h
HUB International Ltd. , 2024 Incremental CME Term Loan , 8.575% ,
( 1-month SOFR + 3.25%; 3-month SOFR + 3.25% ), 6/20/30 .... United States 4,541,297 4,569,385
i ,j
Truist Insurance Holdings LLC , Term Loan, B , TBD, 3/24/31 ..... United States 5,170,297 5,187,281
55,594,638
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
IT Services 2.4%
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.666% , ( 1-month
SOFR + 3.25% ), 12/06/27 ............................. United States 3,115,936 $ 3,015,758
Aventiv Technologies LLC ,
First Lien, Second-Out CME Term Loan , 13.071% , ( 3-month SOFR
+ 7.5% ), 7/31/25 .................................... United States 99,706 100,952
Second Lien, CME Term Loan , 14.221% , ( 3-month SOFR +
8.912% ), 11/01/25 ................................... United States 389,944 71,652
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 9.814% ,
( 6-month SOFR + 4.5% ), 8/15/29 ........................ United States 5,793,832 5,803,334
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.409% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 11,912,871 11,395,435
Peraton Corp. , First Lien, CME Term Loan, B , 9.166% , ( 1-month
SOFR + 3.75% ), 2/01/28 .............................. United States 10,627,717 10,644,775
Sitel Worldwide Corp. , Initial Dollar CME Term Loan , 9.18% ,
( 1-month SOFR + 3.75% ), 8/28/28 ....................... France 6,300,196 4,725,147
35,757,053
a a a a a a
h
Machinery 1.5%
ASP Blade Holdings, Inc. , Initial CME Term Loan , 9.564% , ( 3-month
SOFR + 4% ), 10/13/28 ................................ United States 8,247,755 7,215,837
Crosby US Acquisition Corp. , Amendment No. 3 Replacement CME
Term Loan , 9.316% , ( 1-month SOFR + 4% ), 8/16/29 ......... United States 2,919,105 2,943,422
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.668% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 5,831,552 5,790,089
TK Elevator Midco GmbH , USD CME Term Loan, B1 , 9.081% ,
( 6-month SOFR + 3.5% ), 7/30/27 ........................ Germany 6,615,859 6,650,989
22,600,337
a a a a a a
h
Media 3.7%
Cengage Learning, Inc. , CME Term Loan, B , 9.565% , ( 1-month
SOFR + 4.25% ), 3/24/31 .............................. United States 10,383,629 10,417,012
DIRECTV Financing LLC , 2024 Refinancing CME Term Loan, B ,
10.68% , ( 1-month SOFR + 5.25% ), 8/02/29 ................ United States 751,923 753,228
Gray Television, Inc. , CME Term Loan, D , 8.442% , ( 1-month SOFR +
3% ), 12/01/28 ...................................... United States 5,340,523 5,035,258
iHeartCommunications, Inc. ,
New CME Term Loan , 8.43% , ( 1-month SOFR + 3% ), 5/01/26 .. United States 6,316,667 5,540,064
Second Amendment Incremental CME Term Loan , 8.68% ,
( 1-month SOFR + 3.25% ), 5/01/26 ....................... United States 700,000 611,079
McGraw-Hill Education, Inc. , Initial CME Term Loan , 10.18% ,
( 1-month SOFR + 4.75% ), 7/28/28 ....................... United States 8,583,750 8,603,407
i
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023 May
Incremental CME Term Loan , 9.566% , ( 1-month SOFR + 4.25% ),
5/03/28 ........................................... United States 11,093,323 11,070,637
Nexstar Media, Inc. , CME Term Loan, B4 , 7.93% , ( 1-month SOFR +
2.5% ), 9/18/26 ...................................... United States 944,699 946,588
Radiate Holdco LLC , Amendment No. 6 CME Term Loan, B , 8.68% ,
( 1-month SOFR + 3.25% ), 9/25/26 ....................... United States 3,651,052 2,951,766
Univision Communications, Inc. , First Lien, Initial CME Term Loan, B ,
8.68% , ( 1-month SOFR + 3.25% ), 1/31/29 ................. United States 3,020,628 3,019,692
Virgin Media Bristol LLC , CME Term Loan, Q , 8.685% , ( 1-month
SOFR + 3.25% ), 1/31/29 .............................. United States 6,355,393 6,271,979
55,220,710
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Metals & Mining 0.1%
h
Arsenal AIC Parent LLC , 2024 CME Term Loan, B , 9.08% , ( 1-month
SOFR + 3.75% ), 8/18/30 .............................. United States 2,175,792 $ 2,194,830
h
Passenger Airlines 1.7%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial CME
Term Loan , 10.336% , ( 3-month SOFR + 4.75% ), 4/20/28 ...... United States 3,243,492 3,377,626
Air Canada , CME Term Loan , 7.833% , ( 3-month SOFR + 2.5% ),
3/21/31 ........................................... Canada 2,625,293 2,646,624
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 6,000,000 6,028,770
Kestrel Bidco, Inc. ,
CME Term Loan , 8.418% , ( 1-month SOFR + 3% ), 12/11/26 .... Canada 449,450 450,598
Initial CME Term Loan , 9.048% , ( 3-month SOFR + 3.75% ), 2/14/31 Canada 8,913,752 8,941,117
United Airlines, Inc. , 2024 CME Term Loan, B , 8.076% , ( 3-month
SOFR + 2.75% ), 2/22/31 .............................. United States 3,500,000 3,519,145
24,963,880
a a a a a a
Personal Care Products 0.3%
h
Conair Holdings LLC , First Lien, Initial CME Term Loan , 9.18% ,
( 1-month SOFR + 3.75% ), 5/17/28 ....................... United States 5,166,124 5,136,161
h
Pharmaceuticals 1.6%
Endo Luxembourg Finance Co. I SARL , Term Loan, B , 9.828% ,
( 3-month SOFR + 4.5% ), 4/09/31 ........................ United States 1,231,527 1,229,834
i
Grifols Worldwide Operations Ltd. , Dollar CME Term Loan, B ,
7.459% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 5,256,277 5,149,522
Jazz Pharmaceuticals plc , Additional Dollar CME Term Loan, B1 ,
8.43% , ( 1-month SOFR + 3% ), 5/05/28 ................... United States 8,918,852 8,981,596
Organon & Co. , Dollar CME Term Loan , 8.433% , ( 1-month SOFR +
3% ), 6/02/28 ....................................... United States 3,857,082 3,883,001
Perrigo Co. plc , Initial CME Term Loan, B , 7.666% , ( 1-month SOFR
+ 2.25% ), 4/20/29 ................................... United States 4,981,342 4,982,912
24,226,865
a a a a a a
h
Professional Services 1.4%
CCRR Parent, Inc. , First Lien, Initial CME Term Loan , 9.18% ,
( 1-month SOFR + 3.75% ), 3/06/28 ....................... United States 2,677,156 2,471,899
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.091% , ( 1-month
SOFR + 3.75%; 3-month SOFR + 3.75% ), 9/29/28 ........... United States 924,512 930,290
First Lien, Initial CME Term Loan , 8.68% , ( 1-month SOFR +
3.25% ), 9/29/28 ..................................... United States 2,828,738 2,838,059
i
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 8,200,000 7,954,000
Dun & Bradstreet Corp. (The) , 2022 Incremental CME Term Loan,
B2 , 8.068% , ( 1-month SOFR + 2.75% ), 1/18/29 ............. United States 3,806,700 3,820,195
Inizio Group Ltd. , First Lien, Initial Dollar CME Term Loan , 9.659% ,
( 3-month SOFR + 4.25% ), 8/19/28 ....................... United Kingdom 2,541,520 2,547,873
20,562,316
a a a a a a
h
Real Estate Management & Development 0.5%
Cushman & Wakefield US Borrower LLC ,
i
2023-1 Refinancing CME Term Loan , 8.666% , ( 1-month SOFR +
3.25% ), 1/31/30 ..................................... United States 5,074,219 5,093,247
2024-1 CME Term Loan , 9.066% , ( 1-month SOFR + 3.75% ),
1/31/30 ........................................... United States 625,285 628,411

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC , CME Term Loan, B1 , 8.576% ,
( 3-month SOFR + 3.25% ), 8/21/30 ....................... United States 1,309,632 $ 1,314,543
7,036,201
a a a a a a
Semiconductors & Semiconductor Equipment 0.5%
h
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.823% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 7,979,734 8,004,710
h
Software 10.1%
AppLovin Corp. ,
2024 Initial CME Term Loan , 7.816% , ( 1-month SOFR + 2.5% ),
8/16/30 ........................................... United States 6,487,081 6,493,406
Amendment No. 10-I Replacement CME Term Loan , 7.816% ,
( 1-month SOFR + 2.5% ), 10/25/28 ....................... United States 4,000,000 4,013,000
Central Parent LLC , First Lien, 2023 Refinancing CME Term Loan ,
9.309% , ( 3-month SOFR + 4% ), 7/06/29 .................. United States 7,925,256 7,966,705
Cloud Software Group, Inc. , First Lien, Dollar CME Term Loan, B ,
9.909% , ( 3-month SOFR + 4.5% ), 3/30/29 ................. United States 4,298,204 4,304,694
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.166% , ( 1-month
SOFR + 3.75% ), 10/08/28 ............................. United States 5,942,311 5,921,246
ConnectWise LLC , Initial CME Term Loan , 9.064% , ( 3-month SOFR
+ 3.5% ), 9/29/28 .................................... United States 3,175,635 3,184,240
Cornerstone OnDemand, Inc. , First Lien, Initial CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 10/16/28 ................ United States 2,213,874 2,133,621
DCert Buyer, Inc. , First Lien, Initial CME Term Loan , 9.316% ,
( 1-month SOFR + 4% ), 10/16/26 ........................ United States 4,840,066 4,834,065
ECI Macola/Max Holding LLC , First Lien, 2024 Extended CME Term
Loan , 9.31% , ( 3-month SOFR + 3.75% ), 5/09/30 ............ United States 6,406,609 6,442,006
Epicor Software Corp. , CME Term Loan, C , 8.68% , ( 1-month SOFR
+ 3.25% ), 7/30/27 ................................... United States 9,376,525 9,428,846
i
Flexera Software LLC , First Lien, CME Term Loan, B1 , 9.18% ,
( 1-month SOFR + 3.75% ), 3/03/28 ....................... United States 1,082,863 1,087,373
Genesys Cloud Services Holdings I LLC , 2024 Incremental No.
2 Dollar CME Term Loan , 8.816% , ( 1-month SOFR + 3.5% ),
12/01/27 .......................................... United States 11,197,806 11,262,753
Greeneden U.S. Holdings I LLC , 2024 Incremental Dollar CME Term
Loan , 9.18% , ( 1-month SOFR + 3.75% ), 12/01/27 ........... United States 3,288,462 3,312,106
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.206% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 4,920,474 4,907,779
IGT Holding IV AB , CME Term Loan, B2 , 8.998% , ( 3-month SOFR +
4.75% ), 3/31/28 ..................................... Sweden 3,459,573 3,474,709
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan , 9.814% ,
( 3-month SOFR + 4.25% ), 12/01/27 ...................... United States 3,494,644 3,255,488
First Lien, First Amendment CME Term Loan , 9.555% , ( 3-month
SOFR + 4% ), 12/01/27 ................................ United States 297,214 275,294
McAfee Corp. , CME Term Loan, B1 , 9.177% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 9,413,051 9,445,761
Mitchell International, Inc. ,
First Lien, Initial CME Term Loan , 9.195% , ( 1-month SOFR +
3.75% ), 10/15/28 .................................... United States 4,326,718 4,339,352
Second Lien, Initial CME Term Loan , 11.93% , ( 1-month SOFR +
6.5% ), 10/15/29 ..................................... United States 428,571 430,224
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 9,733,983 9,688,768
Precisely Software, Inc. , First Lien, Third Amendment CME Term
Loan , 9.841% , ( 3-month SOFR + 4.25% ), 4/24/28 ........... United States 2,903,308 2,896,964

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Software (continued)
Project Alpha Intermediate Holding, Inc. , Initial CME Term Loan ,
10.063% , ( 3-month SOFR + 4.75% ), 10/28/30 .............. United States 5,500,000 $ 5,527,142
Project Boost Purchaser LLC , First Lien, 2021 CME Term Loan, 2 ,
8.957% , ( 1-month SOFR + 3.5%; 3-month SOFR + 3.5% ), 5/30/26 United States 4,015,764 4,030,823
Project Ruby Ultimate Parent Corp. , Incremental CME Term Loan ,
8.93% , ( 1-month SOFR + 3.5% ), 3/10/28 .................. United States 1,552,239 1,556,438
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.73% , ( 3-month SOFR + 4.25% ), 2/01/29 ................. United States 4,339,045 3,067,163
i
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.066% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 4,474,260 4,455,736
Severin Acquisition LLC , First Lien, Initial CME Term Loan , 8.313% ,
( 3-month SOFR + 3% ), 8/01/27 ......................... United States 767,308 770,734
Sophos Holdings SARL , First Lien, Dollar CME Term Loan , 8.933% ,
( 1-month SOFR + 3.5% ), 3/05/27 ........................ Luxembourg 4,974,176 4,991,710
Sovos Compliance LLC , First Lien, Initial CME Term Loan , 9.93% ,
( 1-month SOFR + 4.5% ), 8/11/28 ........................ United States 7,073,886 7,001,131
UKG, Inc. , First Lien, 2024 Refinancing CME Term Loan , 8.814% ,
( 3-month SOFR + 3.5% ), 2/10/31 ........................ United States 8,651,264 8,700,879
VS Buyer LLC , 2024 Refinancing Initial CME Term Loan , 8.569% ,
( 1-month SOFR + 3.25% ), 4/12/31 ....................... United States 1,552,511 1,558,861
150,759,017
a a a a a a
h
Specialty Retail 4.4%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 9.36% , ( 3-month
SOFR + 3.75% ), 4/26/28 .............................. United States 4,920,152 4,947,827
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.427% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 16,389,002 13,111,202
Great Outdoors Group LLC , CME Term Loan, B2 , 9.18% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 4,707,981 4,715,961
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 2,798,761 2,616,519
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.814% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 1,177,052 1,164,328
i
Petco Health & Wellness Co., Inc. , First Lien, Initial CME Term Loan ,
8.821% , ( 3-month SOFR + 3.25% ), 3/03/28 ................ United States 9,920,028 8,615,197
PetSmart LLC , Initial CME Term Loan , 9.166% , ( 1-month SOFR +
3.75% ), 2/11/28 ..................................... United States 2,285,169 2,256,604
RealTruck Group, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 1/31/28 ............................... United States 8,418,072 8,370,763
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,116,145 2,089,694
SRS Distribution, Inc. , 2022 Refinancing CME Term Loan , 8.666% ,
( 1-month SOFR + 3.25% ), 6/02/28 ....................... United States 2,992,347 3,016,869
Staples, Inc. ,
2019 Refinancing New Term Loan, B1 , 10.443% , ( 1-month
Synthetic USD LIBOR + 5% ), 4/16/26 ..................... United States 2,975,864 2,944,573
2019 Refinancing New Term Loan, B2 , 9.943% , ( 1-month Synthetic
USD LIBOR + 4.5% ), 9/12/24 ........................... United States 4,922,221 4,922,221
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.066% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,895,844 2,909,599
Woof Holdings, Inc. , First Lien, Initial CME Term Loan , 9.321% ,
( 3-month SOFR + 3.75% ), 12/21/27 ...................... United States 5,156,239 4,034,783
65,716,140
a a a a a a
Technology Hardware, Storage & Peripherals 0.2%
h
Magenta Buyer LLC , First Lien, Initial CME Term Loan , 10.574% ,
( 3-month SOFR + 5% ), 7/27/28 ......................... United States 6,734,327 3,436,594

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Textiles, Apparel & Luxury Goods 0.8%
Champ Acquisition Corp. , First Lien, Initial CME Term Loan ,
11.064% , ( 3-month SOFR + 5.5% ), 12/19/25 ............... United States 4,472,677 $ 4,499,245
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.066% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 5,671,357 5,683,153
Tory Burch LLC , Initial CME Term Loan, B , 8.692% , ( 1-month SOFR
+ 3.25% ), 4/16/28 ................................... United States 1,484,484 1,487,572
11,669,970
a a a a a a
h
Transportation Infrastructure 1.3%
First Student Bidco, Inc. ,
Incremental CME Term Loan, B , 9.402% , ( 3-month SOFR + 4% ),
7/21/28 ........................................... United States 2,959,462 2,970,559
Initial CME Term Loan, B , 8.564% , ( 3-month SOFR + 3% ), 7/21/28 United States 4,353,610 4,364,843
Initial CME Term Loan, C , 8.564% , ( 3-month SOFR + 3% ), 7/21/28 United States 1,324,065 1,327,481
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.071% ,
( 3-month SOFR + 4.5% ), 5/07/28 ........................ United States 11,014,132 10,353,284
19,016,167
a a a a a a
Wireless Telecommunication Services 0.3%
h
Crown Subsea Communications Holding, Inc. , Initial CME Term
Loan , 10.08% , ( 3-month SOFR + 4.75% ), 1/30/31 ........... United States 3,870,968 3,907,258
Total Senior Floating Rate Interests (Cost $ 1,282,628,732 ) ........................
1,267,405,004
Asset-Backed Securities 0.6%
Financial Services 0.6%
e,h
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 7.486% , ( 3-month SOFR +
2.162% ), 7/20/31 . ................................... United States 7,000,000 7,036,336
e,h
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 7.669% ,
( 3-month SOFR + 2.362% ), 8/15/31 . ..................... United States 2,000,000 2,009,220
9,045,556
a a a a a a
Total Asset-Backed Securities (Cost $ 9,000,000 ) ................................
9,045,556
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,c
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 1,427,611,211 ) .............................
1,393,052,087
a
Short Term Investments 10.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 74,527,071 74,527,071
Total Money Market Funds (Cost $ 74,527,071 ) ..................................
74,527,071

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 5.8%
m
Joint Repurchase Agreement , 5.25% , 5/01/24 (Maturity Value
$ 87,193,084 )
BNP Paribas Securities Corp. (Maturity Value $22,527,205)
Deutsche Bank Securities, Inc. (Maturity Value $30,874,199)
HSBC Securities (USA), Inc. (Maturity Value $33,791,680)
Collateralized by U.S. Government Agency Securities, 5.5%,
5/20/53; and U.S. Treasury Notes, 0.63% - 3.25%, 6/30/27 -
3/31/29 (valued at $ 88,957,996 ) ......................... 87,180,371 $ 87,180,371
Total Repurchase Agreements (Cost $ 87,180,371 ) ...............................
87,180,371
Total Short Term Investments (Cost $ 161,707,442 ) ...............................
161,707,442
a
Total Investments (Cost $ 1,589,318,653 ) 104.0% ................................
$1,554,759,529
Other Assets, less Liabilities (4.0) % ...........................................
(59,282,819)
Net Assets 100.0% ...........................................................
$1,495,476,710
a a a
See Abbreviations on page 318 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $84,317,926, representing 5.6% of net assets.
f
Income may be received in additional securities and/or cash.
g
See Note 1(h) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Long Duration Credit Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended
October 31,
2023
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $9.27 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.282 0.093
Net realized and unrealized gains (losses) ................................................ 0.713 (0.730)
Total from investment operations ......................................................... 0.995 (0.637)
Less distributions from:
Net investment income ............................................................... (0.285) (0.093)
Net asset value, end of period ........................................................... $9.98 $9.27
Total return
d
........................................................................ 10.65% (6.39)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 0.48% 0.89%
Expenses net of waiver and payments by affiliates ............................................ 0.13% 0.59%
Net investment income ................................................................ 5.46% 5.00%
Supplemental data
Net assets, end of period (000’s) ......................................................... $77,992 $66,208
Portfolio turnover rate ................................................................. 27.82% 6.12%
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Long Duration Credit Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 94.3%
Aerospace & Defense 2.9%
a
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ........... United Kingdom 200,000 $ 191,108
Boeing Co. (The) ,
Senior Bond, 3.6%, 5/01/34 ............................ United States 150,000 118,924
Senior Bond, 3.75%, 2/01/50 ........................... United States 650,000 419,485
a
Senior Bond, 144A, 6.858%, 5/01/54 ..................... United States 95,000 95,438
a
Senior Bond, 144A, 7.008%, 5/01/64 ..................... United States 90,000 90,262
Howmet Aerospace, Inc. , Senior Bond , 5.95% , 2/01/37 .........
United States 275,000 275,234
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .........
United States 645,000 531,670
Northrop Grumman Corp. ,
Senior Bond, 4.03%, 10/15/47 .......................... United States 360,000 279,207
Senior Bond, 4.95%, 3/15/53 ........................... United States 270,000 239,789
2,241,117
Automobile Components 0.4%
Aptiv plc , Senior Bond , 3.1% , 12/01/51 .....................
United States 490,000 289,248
Banks 5.4%
Bank of America Corp. , Senior Bond , 2.676% to 6/18/40, FRN
thereafter , 6/19/41 ................................... United States 1,615,000 1,093,075
Citibank NA , Senior Bond , 5.57% , 4/30/34 ...................
United States 340,000 338,925
b
HSBC Holdings plc , Senior Bond , FRN , 6.332% , ( SOFR + 2.65% ),
3/09/44 ........................................... United Kingdom 200,000 204,624
JPMorgan Chase & Co. ,
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 120,000 116,373
Senior Bond, 5.766% to 4/21/34, FRN thereafter, 4/22/35 ..... United States 200,000 200,217
Senior Bond, 3.109% to 4/21/40, FRN thereafter, 4/22/41 ..... United States 480,000 349,219
Senior Bond, 2.525% to 11/18/40, FRN thereafter, 11/19/41 .... United States 425,000 281,930
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.676% to
1/21/34, FRN thereafter , 1/22/35 ........................ United States 285,000 279,339
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................... United States 225,000 209,745
US Bancorp , Senior Bond , 5.678% to 1/22/34, FRN thereafter ,
1/23/35 ........................................... United States 200,000 195,463
Wells Fargo & Co. ,
Senior Bond, 3.068% to 4/29/40, FRN thereafter, 4/30/41 ..... United States 345,000 245,875
Senior Bond, 3.9%, 5/01/45 ............................ United States 365,000 283,008
Senior Bond, 4.611% to 4/24/52, FRN thereafter, 4/25/53 ..... United States 470,000 391,956
4,189,749
Beverages 2.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 1,405,000 1,265,153
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4.375% ,
4/15/38 ........................................... Belgium 395,000 350,220
PepsiCo, Inc. , Senior Bond , 4.2% , 7/18/52 ..................
United States 160,000 131,474
1,746,847
Biotechnology 3.5%
AbbVie, Inc. ,
Senior Bond, 4.45%, 5/14/46 ........................... United States 695,000 591,365
Senior Bond, 5.4%, 3/15/54 ............................ United States 140,000 135,642
Amgen, Inc. ,
Senior Bond, 3.15%, 2/21/40 ........................... United States 265,000 193,499
Senior Bond, 5.6%, 3/02/43 ............................ United States 455,000 439,009
Senior Bond, 5.65%, 3/02/53 ........................... United States 580,000 557,001

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
a
CSL Finance plc ,
Senior Bond, 144A, 4.75%, 4/27/52 ...................... Australia 390,000 $ 335,153
Senior Bond, 144A, 5.417%, 4/03/54 ..................... Australia 170,000 160,122
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 530,000 310,847
2,722,638
Broadline Retail 1.5%
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 .............
United States 1,590,000 1,145,902
Building Products 0.4%
Carrier Global Corp. ,
Senior Bond, 3.377%, 4/05/40 .......................... United States 180,000 135,086
Senior Bond, 3.577%, 4/05/50 .......................... United States 180,000 127,203
Owens Corning , Senior Bond , 4.3% , 7/15/47 .................
United States 85,000 66,528
328,817
Capital Markets 4.4%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .........
United States 235,000 222,038
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.102% to 2/23/32, FRN thereafter, 2/24/33 ..... United States 215,000 178,940
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 310,000 211,457
Senior Bond, 3.436% to 2/23/42, FRN thereafter, 2/24/43 ..... United States 385,000 283,387
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Bond, 4.375%, 2/02/52 .......................... United States 395,000 274,220
Senior Bond, 6.5%, 12/01/52 ........................... United States 70,000 66,309
Moody's Corp. , Senior Bond , 2.75% , 8/19/41 .................
United States 110,000 73,943
Morgan Stanley ,
Senior Bond, 5.831% to 4/18/34, FRN thereafter, 4/19/35 ..... United States 160,000 159,995
b
Senior Bond, FRN, 3.971%, 7/22/38 ..................... United States 875,000 719,327
Nasdaq, Inc. , Senior Bond , 5.95% , 8/15/53 ..................
United States 200,000 197,541
S&P Global, Inc. , Senior Bond , 3.9% , 3/01/62 ................
United States 165,000 120,143
a,b
UBS Group AG , Senior Bond , 144A, FRN , 2.746% , ( 1-year CMT
T-Note + 1.1% ), 2/11/33 ............................... Switzerland 1,150,000 914,150
3,421,450
Chemicals 0.3%
Albemarle Corp. , Senior Bond , 5.65% , 6/01/52 ...............
United States 40,000 34,901
Westlake Corp. ,
Senior Bond, 5%, 8/15/46 ............................. United States 155,000 132,571
Senior Bond, 3.125%, 8/15/51 .......................... United States 80,000 48,586
216,058
Communications Equipment 1.0%
Cisco Systems, Inc. , Senior Bond , 5.3% , 2/26/54 ..............
United States 375,000 361,107
Motorola Solutions, Inc. , Senior Bond , 5.5% , 9/01/44 ...........
United States 455,000 430,591
791,698
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.3% , 1/30/32 ................................. Ireland 580,000 484,427
Consumer Staples Distribution & Retail 1.1%
Dollar Tree, Inc. , Senior Bond , 3.375% , 12/01/51 ..............
United States 245,000 154,025

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
Sysco Corp. , Senior Bond , 3.3% , 2/15/50 ...................
United States 195,000 $ 130,212
Target Corp. ,
Senior Bond, 2.95%, 1/15/52 ........................... United States 75,000 47,617
Senior Bond, 4.8%, 1/15/53 ............................ United States 195,000 174,267
Walmart, Inc. ,
Senior Bond, 2.65%, 9/22/51 ........................... United States 300,000 184,671
Senior Bond, 4.5%, 4/15/53 ............................ United States 180,000 156,758
847,550
Containers & Packaging 0.3%
a
Smurfit Kappa Treasury ULC , Senior Bond , 144A, 5.777% , 4/03/54 Ireland 220,000 211,028
Diversified Consumer Services 2.0%
Leland Stanford Junior University (The) , 3.647% , 5/01/48 .......
United States 895,000 713,913
Massachusetts Institute of Technology , G , 2.294% , 7/01/51 ......
United States 395,000 227,608
President and Fellows of Harvard College , 3.745% , 11/15/52 .....
United States 450,000 350,665
University of Miami , 2022 , Senior Bond , 4.063% , 4/01/52 .......
United States 240,000 189,733
University of Southern California , 3.028% , 10/01/39 ............
United States 150,000 116,230
1,598,149
Diversified REITs 1.0%
Simon Property Group LP ,
Senior Bond, 4.75%, 3/15/42 ........................... United States 225,000 194,861
Senior Bond, 4.25%, 11/30/46 .......................... United States 340,000 267,456
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ..............
United States 160,000 154,078
a
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.125% ,
8/15/30 ........................................... United States 230,000 205,151
821,546
Diversified Telecommunication Services 3.9%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 475,000 366,797
Senior Bond, 3.5%, 6/01/41 ............................ United States 370,000 274,517
Senior Bond, 4.35%, 6/15/45 ........................... United States 320,000 259,233
Senior Bond, 4.75%, 5/15/46 ........................... United States 855,000 725,735
Senior Bond, 3.5%, 9/15/53 ............................ United States 300,000 197,932
Verizon Communications, Inc. ,
Senior Bond, 2.65%, 11/20/40 .......................... United States 1,190,000 795,604
Senior Bond, 4.125%, 8/15/46 .......................... United States 230,000 181,364
Senior Note, 2.355%, 3/15/32 .......................... United States 345,000 275,403
3,076,585
Electric Utilities 9.5%
Alabama Power Co. , Senior Bond , 4.15% , 8/15/44 ............
United States 375,000 300,051
Appalachian Power Co. , Senior Bond , 7% , 4/01/38 ............
United States 175,000 187,559
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ....
United States 225,000 186,021
Commonwealth Edison Co. , Senior Bond , 3.85% , 3/15/52 .......
United States 265,000 194,584
DTE Electric Co. , B , Senior Bond , 3.65% , 3/01/52 .............
United States 245,000 174,427
Duke Energy Carolinas LLC , Senior Bond , 3.95% , 3/15/48 ......
United States 915,000 689,820
Duke Energy Corp. , Senior Bond , 3.5% , 6/15/51 ..............
United States 450,000 297,601
Duke Energy Florida LLC , Senior Bond , 3.4% , 10/01/46 ........
United States 380,000 261,859
Duke Energy Progress LLC , Senior Bond , 4.15% , 12/01/44 ......
United States 240,000 189,937

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Entergy Louisiana LLC , Senior Bond , 3.1% , 6/15/41 ...........
United States 230,000 $ 161,978
Florida Power & Light Co. , Senior Bond , 4.05% , 6/01/42 ........
United States 825,000 674,018
Georgia Power Co. , Senior Bond , 5.125% , 5/15/52 ............
United States 335,000 304,312
MidAmerican Energy Co. ,
Senior Bond, 3.95%, 8/01/47 ........................... United States 180,000 137,518
Senior Bond, 3.15%, 4/15/50 ........................... United States 825,000 538,655
Northern States Power Co. , Senior Bond , 2.6% , 6/01/51 ........
United States 515,000 298,361
Pacific Gas and Electric Co. ,
Senior Bond, 4.75%, 2/15/44 ........................... United States 220,000 177,676
Senior Bond, 4%, 12/01/46 ............................ United States 45,000 31,875
PacifiCorp , Senior Bond , 5.8% , 1/15/55 .....................
United States 320,000 295,496
PECO Energy Co. , Senior Bond , 4.8% , 10/15/43 ..............
United States 215,000 189,005
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured Bond ,
5.099% , 6/01/52 ..................................... United States 640,000 592,797
PPL Electric Utilities Corp. , Senior Bond , 3.95% , 6/01/47 ........
United States 345,000 265,824
Public Service Co. of Colorado , Senior Bond , 3.8% , 6/15/47 .....
United States 310,000 225,059
Public Service Electric and Gas Co. ,
Senior Bond, 5.45%, 8/01/53 ........................... United States 185,000 178,388
Senior Secured Bond, 3%, 3/01/51 ...................... United States 310,000 198,597
Southern California Edison Co. , Senior Bond , 4% , 4/01/47 .......
United States 310,000 232,270
Virginia Electric and Power Co. , Senior Bond , 4.45% , 2/15/44 ....
United States 515,000 428,014
7,411,702
Entertainment 1.5%
Walt Disney Co. (The) , Senior Bond , 3.8% , 5/13/60 ............
United States 215,000 155,899
Warnermedia Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ........................... United States 945,000 756,894
Senior Bond, 5.391%, 3/15/62 .......................... United States 325,000 249,010
1,161,803
Financial Services 2.3%
Fiserv, Inc. , Senior Bond , 4.4% , 7/01/49 ....................
United States 480,000 383,959
Global Payments, Inc. , Senior Bond , 5.95% , 8/15/52 ...........
United States 325,000 310,964
Mastercard, Inc. , Senior Bond , 3.65% , 6/01/49 ...............
United States 200,000 150,023
Shell International Finance BV , Senior Bond , 3% , 11/26/51 ......
United States 310,000 196,943
a
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875% , 3/11/41 ..................................... Germany 715,000 514,423
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 .....................
United States 320,000 271,473
1,827,785
Food Products 1.5%
a
Cargill, Inc. , Senior Bond , 144A, 4.375% , 4/22/52 ............. United States 230,000 189,122
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 255,000 228,907
Kraft Heinz Foods Co. , Senior Bond , 4.375% , 6/01/46 ..........
United States 225,000 180,411
a
Mars, Inc. ,
Senior Bond, 144A, 3.95%, 4/01/49 ...................... United States 75,000 57,880
Senior Bond, 144A, 4.125%, 4/01/54 ..................... United States 180,000 141,738
a
Nestle Holdings, Inc. , Senior Bond , 144A, 4.7% , 1/15/53 ........ United States 385,000 341,972
1,140,030

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.5%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 340,000 $ 357,737
Ground Transportation 2.9%
a
Ashtead Capital, Inc. , Senior Bond , 144A, 5.55% , 5/30/33 ....... United Kingdom 200,000 191,630
Burlington Northern Santa Fe LLC ,
Senior Bond, 5.75%, 5/01/40 ........................... United States 1,205,000 1,218,512
Senior Bond, 4.15%, 4/01/45 ........................... United States 75,000 60,917
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ....................
United States 125,000 104,826
Union Pacific Corp. ,
Senior Bond, 3.55%, 8/15/39 ........................... United States 280,000 222,143
Senior Bond, 4.05%, 3/01/46 ........................... United States 590,000 466,587
2,264,615
Health Care Equipment & Supplies 0.7%
Baxter International, Inc. , Senior Bond , 3.132% , 12/01/51 .......
United States 365,000 224,616
Medtronic, Inc. , Senior Bond , 4.625% , 3/15/45 ...............
United States 405,000 360,059
584,675
Health Care Providers & Services 5.8%
Ascension Health ,
Senior Bond, 3.945%, 11/15/46 ......................... United States 215,000 172,021
B, Senior Bond, 3.106%, 11/15/39 ....................... United States 260,000 194,743
Cigna Group (The) , Senior Bond , 4.9% , 12/15/48 .............
United States 225,000 193,371
CommonSpirit Health , Senior Secured Bond , 4.187% , 10/01/49 ...
United States 415,000 324,323
CVS Health Corp. ,
Senior Bond, 4.78%, 3/25/38 ........................... United States 270,000 237,847
Senior Bond, 5.125%, 7/20/45 .......................... United States 805,000 700,900
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 ...........
United States 845,000 728,159
HCA, Inc. ,
Senior Bond, 4.625%, 3/15/52 .......................... United States 415,000 325,275
Senior Bond, 5.9%, 6/01/53 ............................ United States 220,000 207,432
Kaiser Foundation Hospitals , 2021 , 3.002% , 6/01/51 ...........
United States 435,000 281,675
Sutter Health , 5.547% , 8/15/53 ...........................
United States 125,000 123,914
UnitedHealth Group, Inc. ,
Senior Bond, 3.5%, 8/15/39 ............................ United States 100,000 78,610
Senior Bond, 5.375%, 4/15/54 .......................... United States 110,000 104,563
Senior Bond, 6.05%, 2/15/63 ........................... United States 545,000 564,460
UPMC , Secured Bond , 5.377% , 5/15/43 ....................
United States 290,000 278,325
4,515,618
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 190,000 167,914
Senior Bond, 4.45%, 3/01/47 ........................... United States 190,000 156,486
324,400
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC , Senior Bond , 6.5% , 10/01/53
United States 335,000 348,078
Industrial Conglomerates 0.6%
Honeywell International, Inc. , Senior Bond , 5.25% , 3/01/54 ......
United States 490,000 464,857

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 4.4%
American International Group, Inc. ,
Senior Bond, 4.5%, 7/16/44 ............................ United States 210,000 $ 177,000
Senior Bond, 4.8%, 7/10/45 ............................ United States 275,000 241,661
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 215,000 149,368
Arch Capital Group US, Inc. , Senior Bond , 5.144% , 11/01/43 .....
United States 245,000 221,457
Arthur J Gallagher & Co. ,
Senior Bond, 3.5%, 5/20/51 ............................ United States 75,000 49,963
Senior Bond, 3.05%, 3/09/52 ........................... United States 745,000 447,811
Berkshire Hathaway Finance Corp. ,
Senior Bond, 2.85%, 10/15/50 .......................... United States 50,000 31,495
Senior Bond, 3.85%, 3/15/52 ........................... United States 515,000 390,101
Brown & Brown, Inc. , Senior Bond , 4.95% , 3/17/52 ............
United States 415,000 343,682
Chubb INA Holdings LLC , Senior Bond , 3.05% , 12/15/61 ........
United States 185,000 114,535
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.9%, 3/15/49 ............................ United States 160,000 141,090
Senior Bond, 5.45%, 3/15/53 ........................... United States 160,000 151,740
a
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45% , 3/30/51 ..................................... United States 475,000 321,568
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ........
United States 400,000 321,651
Travelers Cos., Inc. (The) , Senior Bond , 4% , 5/30/47 ...........
United States 380,000 299,651
3,402,773
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Bond , 5.75% , 5/15/63 ............
United States 480,000 478,708
IT Services 0.3%
IBM International Capital Pte. Ltd. , Senior Bond , 5.3% , 2/05/54 ...
United States 250,000 228,191
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 .....
United States 385,000 375,850
Media 4.1%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 820,000 679,801
Senior Secured Bond, 3.5%, 6/01/41 ..................... United States 300,000 192,082
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 630,000 398,790
Comcast Corp. ,
Senior Bond, 3.4%, 7/15/46 ............................ United States 355,000 248,997
Senior Bond, 3.969%, 11/01/47 ......................... United States 415,000 314,891
Senior Bond, 2.887%, 11/01/51 ......................... United States 895,000 541,701
Discovery Communications LLC , Senior Bond , 4.95% , 5/15/42 ...
United States 45,000 33,932
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ...................
United States 645,000 591,119
Paramount Global , Senior Bond , 5.85% , 9/01/43 ..............
United States 230,000 182,178
3,183,491
Metals & Mining 0.9%
a
Anglo American Capital plc , Senior Bond , 144A, 4.75% , 3/16/52 .. South Africa 200,000 164,423
Freeport-McMoRan, Inc. ,
Senior Bond, 5.4%, 11/14/34 ........................... United States 175,000 168,946
Senior Bond, 5.45%, 3/15/43 ........................... United States 135,000 123,879
Vale Overseas Ltd. , Senior Bond , 6.125% , 6/12/33 ............
Brazil 290,000 285,057
742,305

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 1.5%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45% ,
3/15/44 ........................................... United States 510,000 $ 426,378
Consumers Energy Co. ,
Senior Bond, 4.05%, 5/15/48 ........................... United States 100,000 79,788
Senior Bond, 4.35%, 4/15/49 ........................... United States 330,000 272,344
Dominion Energy, Inc. , B , Senior Bond , 4.85% , 8/15/52 .........
United States 425,000 357,013
1,135,523
Office REITs 0.6%
Alexandria Real Estate Equities, Inc. , Senior Bond , 3.55% , 3/15/52
United States 725,000 475,137
Oil, Gas & Consumable Fuels 7.8%
a
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 400,000 333,022
BP Capital Markets America, Inc. , Senior Bond , 3.06% , 6/17/41 ...
United States 695,000 499,671
Canadian Natural Resources Ltd. , Senior Bond , 5.85% , 2/01/35 ..
Canada 310,000 303,063
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ......
United States 285,000 238,309
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 150,000 146,903
ConocoPhillips Co. , Senior Bond , 3.8% , 3/15/52 ..............
United States 605,000 445,069
Diamondback Energy, Inc. , Senior Bond , 4.4% , 3/24/51 .........
United States 330,000 260,944
Energy Transfer LP ,
Senior Bond, 5.15%, 3/15/45 ........................... United States 815,000 700,922
Senior Bond, 6.125%, 12/15/45 ......................... United States 100,000 96,155
Senior Bond, 6%, 6/15/48 ............................. United States 460,000 436,739
Enterprise Products Operating LLC , Senior Bond , 4.9% , 5/15/46 ..
United States 165,000 145,848
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 .............
United States 495,000 350,217
Hess Corp. ,
Senior Bond, 5.6%, 2/15/41 ............................ United States 140,000 136,277
Senior Bond, 5.8%, 4/01/47 ............................ United States 20,000 19,601
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% , 2/15/30 United States 390,000 352,285
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 160,000 133,338
Targa Resources Partners LP / Targa Resources Partners Finance
Corp. , Senior Bond , 4% , 1/15/32 ........................ United States 540,000 474,858
TotalEnergies Capital SA , Senior Bond , 5.638% , 4/05/64 ........
France 265,000 258,978
a
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 395,000 434,966
Williams Cos., Inc. (The) , Senior Bond , 5.1% , 9/15/45 ..........
United States 400,000 352,608
6,119,773
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Bond , 4% , 3/24/52 ............
United States 250,000 191,830
Kenvue, Inc. , Senior Bond , 5.05% , 3/22/53 ..................
United States 275,000 254,141
445,971
Pharmaceuticals 4.5%
a
Bayer US Finance II LLC , Senior Bond , 144A, 4.875% , 6/25/48 ... Germany 565,000 438,632
Bristol-Myers Squibb Co. ,
Senior Bond, 5.5%, 2/22/44 ............................ United States 100,000 97,070
Senior Bond, 4.35%, 11/15/47 .......................... United States 100,000 81,398
Senior Bond, 3.7%, 3/15/52 ............................ United States 145,000 104,413
Senior Bond, 5.55%, 2/22/54 ........................... United States 380,000 367,005
Eli Lilly & Co. ,
Senior Bond, 5%, 2/09/54 ............................. United States 100,000 93,064
Senior Bond, 4.95%, 2/27/63 ........................... United States 380,000 343,975
Merck & Co., Inc. , Senior Bond , 2.75% , 12/10/51 ..............
United States 280,000 171,025

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Novartis Capital Corp. , Senior Bond , 2.75% , 8/14/50 ...........
Switzerland 240,000 $ 151,974
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3% , 5/19/53
United States 935,000 872,550
a
Roche Holdings, Inc. , Senior Bond , 144A, 2.607% , 12/13/51 ..... United States 695,000 412,716
Royalty Pharma plc , Senior Bond , 3.35% , 9/02/51 .............
United States 660,000 404,480
3,538,302
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Bond , 2.95% , 10/01/51 ...........
United States 360,000 229,141
Software 3.5%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 .....................
United States 330,000 322,904
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 ...............
United States 1,005,000 662,953
Oracle Corp. ,
Senior Bond, 3.8%, 11/15/37 ........................... United States 450,000 360,613
Senior Bond, 3.6%, 4/01/40 ............................ United States 945,000 708,481
Senior Bond, 4%, 7/15/46 ............................. United States 450,000 333,605
Salesforce, Inc. , Senior Bond , 2.9% , 7/15/51 .................
United States 575,000 361,346
2,749,902
Specialized REITs 0.3%
Crown Castle, Inc. , Senior Bond , 2.9% , 4/01/41 ...............
United States 340,000 227,872
Specialty Retail 0.8%
Home Depot, Inc. (The) ,
Senior Bond, 3.125%, 12/15/49 ......................... United States 180,000 119,191
Senior Bond, 3.625%, 4/15/52 .......................... United States 330,000 238,623
Lowe's Cos., Inc. ,
Senior Bond, 3.7%, 4/15/46 ............................ United States 125,000 90,439
Senior Bond, 4.05%, 5/03/47 ........................... United States 125,000 95,049
Senior Bond, 3%, 10/15/50 ............................ United States 80,000 49,191
592,493
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. , Senior Bond , 3.85% , 5/04/43 ....................
United States 1,745,000 1,430,834
Dell International LLC / EMC Corp. , Senior Bond , 3.375% , 12/15/41
United States 470,000 335,385
1,766,219
Tobacco 1.9%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ...............
United States 660,000 521,270
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ........................... United Kingdom 190,000 156,045
Senior Bond, 7.079%, 8/02/43 .......................... United Kingdom 260,000 269,560
a
JT International Financial Services BV , Senior Bond , 144A, 6.875% ,
10/24/32 .......................................... Japan 170,000 184,053
Philip Morris International, Inc. , Senior Bond , 3.875% , 8/21/42 ....
United States 420,000 321,591
1,452,519
Water Utilities 0.4%
American Water Capital Corp. , Senior Bond , 3.45% , 5/01/50 .....
United States 425,000 295,202
Wireless Telecommunication Services 2.0%
T-Mobile USA, Inc. ,
Senior Bond, 3%, 2/15/41 ............................. United States 420,000 293,828

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Bond, 3.4%, 10/15/52 ........................... United States 815,000 $ 538,888
Vodafone Group plc ,
Senior Bond, 6.15%, 2/27/37 ........................... United Kingdom 645,000 658,782
Senior Bond, 4.375%, 2/19/43 .......................... United Kingdom 100,000 81,832
1,573,330
Total Corporate Bonds (Cost $73,070,318) ......................................
73,546,811
Foreign Government and Agency Securities 3.1%
a
Bermuda Government Bond , Senior Bond , 144A, 3.375% , 8/20/50 United States 200,000 130,600
Mexico Government Bond ,
Senior Bond, 4.75%, 3/08/44 ........................... Mexico 470,000 372,735
Senior Bond, 6.338%, 5/04/53 .......................... Mexico 945,000 881,431
Philippines Government Bond , Senior Bond , 4.2% , 3/29/47 ......
Philippines 410,000 326,685
a
Saudi Arabia Government Bond , Senior Bond , 144A, 5% , 1/18/53 . Saudi Arabia 565,000 478,615
Uruguay Government Bond , Senior Bond , 5.1% , 6/18/50 ........
Uruguay 240,000 219,180
Total Foreign Government and Agency Securities (Cost $2,437,626) ...............
2,409,246
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds ,
Strip, 11/15/44 ...................................... United States 720,000 265,724
4.75%, 11/15/53 ..................................... United States 250,000 248,789
Total U.S. Government and Agency Securities (Cost $523,999) ....................
514,513
Municipal Bonds 0.3%
Texas 0.3%
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 .......................................... United States 245,000 212,341
Total Municipal Bonds (Cost $208,729) .........................................
212,341
Total Long Term Investments (Cost $76,240,672) ................................
76,682,911
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.3%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.006% .... United States 244,140 244,140
Total Money Market Funds (Cost $244,140) .....................................
244,140
Total Short Term Investments (Cost $244,140 ) ..................................
244,140
a
Total Investments (Cost $76,484,812) 98.6% ....................................
$76,927,051
Other Assets, less Liabilities 1.4% .............................................
1,064,675
Net Assets 100.0% ...........................................................
$77,991,726
a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

See Abbreviations on page 318 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $7,036,960, representing 9.0% of net assets.
b
The coupon rate shown represents the rate at period end.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.76 $8.70 $9.55 $9.54 $9.65 $9.60
Income from investment operations
a
:
Net investment income .............. 0.187
b
0.317
b
0.162
b
0.105
b
0.244
b
0.290
Net realized and unrealized gains (losses) 0.057 0.069 (0.735) 0.170 (0.079) 0.068
Total from investment operations ........ 0.244 0.386 (0.573) 0.275 0.165 0.358
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.194) (0.326) (0.277) (0.265) (0.275) (0.308)
Net asset value, end of period .......... $8.81 $8.76 $8.70 $9.55 $9.54 $9.65
Total return
c
....................... 2.79% 4.48% (6.09)% 2.90% 1.77% 3.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.96% 0.93% 0.94% 0.94% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.67% 0.66%
e
0.67%
e
0.67%
e
0.67%
e
0.68%
e
Net investment income ............... 4.24% 3.61% 1.77% 1.09% 2.58% 2.99%
Supplemental data
Net assets, end of period (000’s) ........ $1,366,846 $1,471,021 $1,726,461 $1,915,410 $1,778,666 $1,631,123
Portfolio turnover rate ................ 37.59%
f
55.59% 66.75% 85.02%
f
93.23% 51.93%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 37.59%
f
55.59% 55.24% 56.22%
f
67.97% 51.93%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.71 $8.66 $9.51 $9.50 $9.61 $9.56
Income from investment operations
a
:
Net investment income .............. 0.170
b
0.280
b
0.120
b
0.068
b
0.205
b
0.251
Net realized and unrealized gains (losses) 0.067 0.061 (0.730) 0.169 (0.074) 0.068
Total from investment operations ........ 0.237 0.341 (0.610) 0.237 0.131 0.319
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.177) (0.291) (0.240) (0.227) (0.242) (0.269)
Net asset value, end of period .......... $8.77 $8.71 $8.66 $9.51 $9.50 $9.61
Total return
c
....................... 2.72% 3.98% (6.49)% 2.50% 1.42% 3.38%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.36% 1.33% 1.35% 1.34% 1.34%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.06%
e
1.07%
e
1.08%
e
1.07%
e
1.08%
e
Net investment income ............... 3.86% 3.20% 1.31% 0.71% 2.18% 2.59%
Supplemental data
Net assets, end of period (000’s) ........ $36,447 $44,178 $62,457 $99,990 $117,893 $135,372
Portfolio turnover rate ................ 37.59%
f
55.59% 66.75% 85.02%
f
93.23% 51.93%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 37.59%
f
55.59% 55.24% 56.22%
f
67.97% 51.93%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2019
a
2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.75 $8.70 $9.55 $9.54 $9.65 $9.65
Income from investment operations
b
:
Net investment income .............. 0.172
c
0.306
c
0.138
c
0.077
c
0.219
c
0.012
Net realized and unrealized gains (losses) 0.071 0.048 (0.734) 0.174 (0.073) 0.001
Total from investment operations ........ 0.243 0.354 (0.596) 0.251 0.146 0.013
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.183) (0.304) (0.254) (0.241) (0.256) (0.013)
Net asset value, end of period .......... $8.81 $8.75 $8.70 $9.55 $9.54 $9.65
Total return
d
....................... 2.78% 4.12% (6.33)% 2.64% 1.57% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.22% 1.18% 1.17% 1.17% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91%
f
0.92%
f
0.92%
f
0.90%
f
0.93%
f
Net investment income ............... 3.90% 3.50% 1.51% 0.81% 2.33% 2.73%
Supplemental data
Net assets, end of period (000’s) ........ $303 $303 $175 $198 $95 $18
Portfolio turnover rate ................ 37.59%
g
55.59% 66.75% 85.02%
g
93.23% 51.93%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 37.59%
g
55.59% 55.24% 56.22%
g
67.97% 51.93%
g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.81 $8.76 $9.61 $9.61 $9.71 $9.66
Income from investment operations
a
:
Net investment income .............. 0.203
b
0.349
b
0.198
b
0.141
b
0.277
b
0.326
Net realized and unrealized gains (losses) 0.067 0.059 (0.738) 0.159 (0.071) 0.071
Total from investment operations ........ 0.270 0.408 (0.540) 0.300 0.206 0.397
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.210) (0.358) (0.310) (0.300) (0.306) (0.347)
Net asset value, end of period .......... $8.87 $8.81 $8.76 $9.61 $9.61 $9.71
Total return
c
....................... 3.08% 4.71% (5.71)% 3.15% 2.20% 4.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.62% 0.58% 0.58% 0.58% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.30% 0.30%
e
0.30%
e
0.30%
e
0.30%
e
0.30%
e
Net investment income ............... 4.58% 3.93% 2.15% 1.46% 2.92% 3.37%
Supplemental data
Net assets, end of period (000’s) ........ $448,715 $483,828 $601,379 $543,485 $553,603 $1,003,208
Portfolio turnover rate ................ 37.59%
f
55.59% 66.75% 85.02%
f
93.23% 51.93%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 37.59%
f
55.59% 55.24% 56.22%
f
67.97% 51.93%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.81 $8.75 $9.60 $9.60 $9.70 $9.65
Income from investment operations
a
:
Net investment income .............. 0.198
b
0.340
b
0.182
b
0.128
b
0.269
b
0.315
Net realized and unrealized gains (losses) 0.057 0.068 (0.732) 0.161 (0.073) 0.069
Total from investment operations ........ 0.255 0.408 (0.550) 0.289 0.196 0.384
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.205) (0.348) (0.300) (0.289) (0.297) (0.334)
Net asset value, end of period .......... $8.86 $8.81 $8.75 $9.60 $9.60 $9.70
Total return
c
....................... 2.90% 4.72% (5.83)% 3.03% 2.10% 4.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.71% 0.67% 0.69% 0.69% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.41% 0.41%
e
0.41%
e
0.42%
e
0.42%
e
0.43%
e
Net investment income ............... 4.47% 3.84% 1.98% 1.33% 2.83% 3.24%
Supplemental data
Net assets, end of period (000’s) ........ $167,891 $174,506 $198,526 $251,429 $229,233 $254,314
Portfolio turnover rate ................ 37.59%
f
55.59% 66.75% 85.02%
f
93.23% 51.93%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 37.59%
f
55.59% 55.24% 56.22%
f
67.97% 51.93%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 24,921 4,548
Machinery 0.1%
b
UTEX Industries, Inc. .................................. United States 9,228 475,242
Oil, Gas & Consumable Fuels 0.1%
a,b,c
Talos Energy, Inc. ..................................... United States 189,474 2,472,866
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. .................................. United States 23 —
Total Common Stocks (Cost $3,299,331) .......................................
2,952,656
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 59,023 885
b
Total Preferred Stocks (Cost $885) ............................................
885
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 791 148
Total Warrants (Cost $699) ...................................................
148
Principal
Amount
*
Corporate Bonds 44.6%
Aerospace & Defense 0.9%
d
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 ............ United Kingdom 3,300,000 3,253,252
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 10,400,000 9,704,677
General Dynamics Corp. , Senior Note , 3.25% , 4/01/25 .........
United States 4,000,000 3,920,902
L3Harris Technologies, Inc. , Senior Note , 5.05% , 6/01/29 .......
United States 850,000 831,506
17,710,337
Air Freight & Logistics 0.1%
d
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 1,700,000 1,678,556
Automobile Components 0.1%
d
Allison Transmission, Inc. , Senior Bond , 144A, 4.75% , 10/01/27 .. United States 2,200,000 2,104,879
Automobiles 0.9%
d
Hyundai Capital America , Senior Note , 144A, 5.25% , 1/08/27 .... United States 4,000,000 3,953,499
d
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.95% , 3/30/25 ..................................... Germany 7,100,000 7,062,078
d
Volkswagen Group of America Finance LLC , Senior Note , 144A,
5.4% , 3/20/26 ...................................... Germany 6,700,000 6,657,799
17,673,376

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 12.1%
d,e
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, FRN ,
6.339% , ( 1-year CMT T-Note + 1.65% ), 9/18/27 ............. Netherlands 1,800,000 $ 1,816,229
Bank of America Corp. ,
Senior Note, 2.015% to 2/12/25, FRN thereafter, 2/13/26 ...... United States 3,500,000 3,395,753
Senior Note, 3.384% to 4/01/25, FRN thereafter, 4/02/26 ...... United States 8,300,000 8,112,937
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 8,000,000 7,734,377
Bank of Montreal , H , Senior Note , 4.25% , 9/14/24 .............
Canada 9,850,000 9,793,838
Bank of Nova Scotia (The) , Senior Note , 2.951% , 3/11/27 .......
Canada 7,000,000 6,548,933
d
BNP Paribas SA , Senior Non-Preferred Note , 144A, 2.819% to
11/18/24, FRN thereafter , 11/19/25 ....................... France 5,700,000 5,599,065
d
BPCE SA , Senior Non-Preferred Note , 144A, 2.375% , 1/14/25 ... France 7,000,000 6,826,918
Citigroup, Inc. ,
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 8,200,000 8,012,783
Senior Note, 3.106% to 4/07/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,335,096
Senior Note, 5.174% to 2/12/29, FRN thereafter, 2/13/30 ...... United States 4,100,000 4,010,918
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,546,473
d,e
Danske Bank A/S , Senior Non-Preferred Note , 144A, FRN , 5.705% ,
( 1-year CMT T-Note + 1.4% ), 3/01/30 ..................... Denmark 5,300,000 5,235,685
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 781,317
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 6,000,000 5,930,285
Senior Note, 2.013% to 9/21/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 6,715,287
Huntington National Bank (The) , Senior Note , 5.699% to 11/17/24,
FRN thereafter , 11/18/25 .............................. United States 5,700,000 5,667,005
d
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 4% , 9/23/29 . Italy 5,700,000 5,169,137
JPMorgan Chase & Co. ,
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 5,400,000 5,386,295
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 17,551,147
Senior Note, 5.012% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 3,600,000 3,514,241
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 8,346,424
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,400,000 5,243,077
Manufacturers & Traders Trust Co. , Senior Note , 5.4% , 11/21/25 ..
United States 7,900,000 7,793,709
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 5.063% to 9/11/24, FRN thereafter, 9/12/25 ...... Japan 10,700,000 10,661,031
e
Senior Note, FRN, 5.719%, (1-year CMT T-Note + 1.08%),
2/20/26 ........................................... Japan 1,000,000 998,110
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 4,500,000 4,515,844
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 6,600,000 6,581,948
d
Nordea Bank Abp , Senior Preferred Note , 144A, 4.75% , 9/22/25 .. Finland 3,800,000 3,760,602
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ........................ United States 2,000,000 1,982,973
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 5,900,000 5,380,380
d
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 5,890,500
d
Societe Generale SA ,
Senior Non-Preferred Note, 144A, 2.226% to 1/20/25, FRN
thereafter, 1/21/26 ................................... France 6,600,000 6,409,130
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................... France 3,900,000 3,564,972
Toronto-Dominion Bank (The) , Senior Note , 4.285% , 9/13/24 .....
Canada 13,900,000 13,835,606
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 6,800,000 6,798,980
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 ...... United States 3,400,000 3,331,580

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 13,400,000 $ 12,922,156
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .... United States 4,000,000 4,099,167
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 2,550,000 2,501,115
Sub. Bond, 4.1%, 6/03/26 ............................. United States 3,000,000 2,907,626
244,208,649
Beverages 0.2%
d
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ........................................... United Kingdom 4,400,000 3,990,203
Biotechnology 0.6%
AbbVie, Inc. ,
Senior Bond, 3.6%, 5/14/25 ............................ United States 810,000 794,805
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 591,045
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 472,218
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 ...................
United States 10,200,000 10,111,963
11,970,031
Broadline Retail 0.0%
a,d,f,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,068,278 —
a,d,f,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 470,581 —
—
Building Products 0.2%
Carrier Global Corp. , Senior Note , 2.493% , 2/15/27 ............
United States 5,000,000 4,607,549
Capital Markets 3.9%
Bank of New York Mellon (The) , Senior Note , 5.224% to 11/20/24,
FRN thereafter , 11/21/25 .............................. United States 7,900,000 7,878,441
Deutsche Bank AG , Senior Preferred Note , 4.162% , 5/13/25 .....
Germany 6,600,000 6,489,138
Goldman Sachs Bank USA , Senior Note , 5.283% to 3/17/26, FRN
thereafter , 3/18/27 ................................... United States 6,800,000 6,757,732
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,500,000 6,303,590
Senior Note, 5.7%, 11/01/24 ........................... United States 5,400,000 5,401,754
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 2,700,000 2,633,132
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 5,500,000 5,073,987
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 2.5%, 1/15/27 ............................ United States 2,800,000 2,568,082
Senior Note, 5.125%, 2/01/28 .......................... United States 4,300,000 4,179,380
Senior Note, 3%, 2/02/29 ............................. United States 900,000 783,544
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,388,404
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 3,800,000 3,665,856
Senior Note, 5.173% to 1/15/29, FRN thereafter, 1/16/30 ...... United States 5,500,000 5,394,454
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 7,588,993
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A, 5.25% ,
4/01/29 ........................................... United States 1,800,000 1,766,450
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 5,100,000 4,987,399
d
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 500,000 501,948

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
UBS Group AG, (continued)
d
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 6,500,000 $ 6,485,286
79,847,570
Chemicals 0.2%
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 3,200,000 3,336,455
Commercial Services & Supplies 0.3%
Republic Services, Inc. , Senior Note , 4.875% , 4/01/29 ..........
United States 4,000,000 3,923,967
d
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 3,400,000 3,028,766
6,952,733
Communications Equipment 0.0%
†
d
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 900,000 712,125
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 6.1%, 1/15/27 ............................ Ireland 2,200,000 2,217,596
Senior Note, 3%, 10/29/28 ............................ Ireland 3,000,000 2,676,632
American Express Co. , Senior Note , 5.645% to 4/22/26, FRN
thereafter , 4/23/27 ................................... United States 6,700,000 6,704,184
Capital One Financial Corp. , Senior Bond , 3.8% , 1/31/28 ........
United States 7,000,000 6,560,022
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,100,000 1,055,534
Toyota Motor Credit Corp. , B , Senior Note , 5% , 3/19/27 .........
United States 5,100,000 5,060,504
24,274,472
Consumer Staples Distribution & Retail 0.3%
d
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 5.875% , 2/15/28 ......... United States 600,000 588,488
d
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 2,754,245
Sysco Corp. , Senior Note , 5.75% , 1/17/29 ...................
United States 3,900,000 3,940,575
7,283,308
Containers & Packaging 0.1%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 3,200,000 1,635,328
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 4.125% , 10/01/24 ......
United States 1,900,000 1,865,781
Diversified REITs 0.2%
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 4,200,000 3,942,341
Diversified Telecommunication Services 1.0%
AT&T, Inc. , Senior Note , 1.65% , 2/01/28 ....................
United States 7,000,000 6,118,611
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 .....
United States 15,700,000 14,589,040
20,707,651
Electric Utilities 2.3%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 ...................
United States 7,000,000 6,727,189
Florida Power & Light Co. , Senior Note , 4.4% , 5/15/28 .........
United States 3,150,000 3,056,269
d
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,171,105
Senior Note, 144A, 3.6%, 5/06/25 ....................... South Korea 4,700,000 4,602,984

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 6.051%, 3/01/25 .......................... United States 2,700,000 $ 2,705,819
Senior Note, 5.749%, 9/01/25 .......................... United States 5,800,000 5,805,215
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 6,850,000 6,533,714
Senior Note, 5.5%, 3/15/29 ............................ United States 5,400,000 5,385,277
d
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 3,400,000 3,098,831
46,086,403
Entertainment 1.0%
d
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 2,569,773 2,631,607
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 3,026,584
d
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 3,032,056
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 6,214,384
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ......
United States 5,000,000 4,712,488
19,617,119
Financial Services 0.7%
a,e,g
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 7,676,000 BRL —
d
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 5,666,857
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 4,726,400
d
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 1,500,000 1,545,924
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 1,600,000 1,629,520
13,568,701
Food Products 0.3%
Campbell Soup Co. , Senior Note , 5.2% , 3/19/27 ..............
United States 3,300,000 3,279,736
Hershey Co. (The) , Senior Note , 4.25% , 5/04/28 ..............
United States 2,800,000 2,727,972
6,007,708
Ground Transportation 0.2%
d
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 5.35% , 3/30/29 ................................. United States 4,000,000 3,931,797
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 300,000 288,031
GE HealthCare Technologies, Inc. ,
Senior Note, 5.55%, 11/15/24 .......................... United States 2,800,000 2,795,922
Senior Note, 5.65%, 11/15/27 .......................... United States 5,000,000 5,027,330
8,111,283
Health Care Providers & Services 1.3%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,354,539
d
CHS/Community Health Systems, Inc. , Senior Secured Note , 144A,
6% , 1/15/29 ........................................ United States 3,200,000 2,795,314
Cigna Group (The) , Senior Note , 1.25% , 3/15/26 ..............
United States 3,451,000 3,187,483
CVS Health Corp. , Senior Note , 5% , 1/30/29 .................
United States 4,700,000 4,617,555
Elevance Health, Inc. , Senior Bond , 4.101% , 3/01/28 ...........
United States 4,000,000 3,831,287
Icon Investments Six Designated Activity Co. , Senior Secured Note ,
5.809% , 5/08/27 ..................................... Ireland 4,700,000 4,700,000
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 700,000 633,150

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 $ 13,973
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ..........
United States 4,150,000 3,986,144
26,119,445
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5% , 10/15/27 ....................................... United States 4,000,000 3,275,980
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 .............
United States 3,300,000 3,356,536
Hotel & Resort REITs 0.0%
†
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 1,200,000 1,104,691
Hotels, Restaurants & Leisure 0.5%
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 United States 3,400,000 3,036,070
Marriott International, Inc. , Senior Note , 4.875% , 5/15/29 ........
United States 2,175,000 2,112,542
Sands China Ltd. , Senior Note , 2.3% , 3/08/27 ................
Macau 3,400,000 3,059,519
d
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 1,392,000 1,376,517
9,584,648
Household Durables 0.2%
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .......
United States 4,200,000 4,017,038
Industrial REITs 0.4%
Prologis LP , Senior Note , 4.875% , 6/15/28 ...................
United States 7,800,000 7,679,911
Insurance 4.2%
d
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .... Netherlands 7,000,000 6,925,957
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................... United States 1,200,000 1,102,912
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 2,000,000 1,999,569
d
Athene Global Funding , Senior Secured Note , 144A, 5.516% ,
3/25/27 ........................................... United States 7,000,000 6,944,657
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 4,700,000 4,728,811
d
GA Global Funding Trust , Secured Note , 144A, 3.85% , 4/11/25 ... United States 11,300,000 11,087,805
d
MassMutual Global Funding II , Secured Note , 144A, 5.1% , 4/09/27 United States 4,550,000 4,522,240
d
Metropolitan Life Global Funding I ,
Secured Note, 144A, 4.05%, 8/25/25 ..................... United States 7,000,000 6,863,804
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 4,100,000 4,045,430
d
Mutual of Omaha Cos. Global Funding , Secured Note , 144A, 5.35% ,
4/09/27 ........................................... United States 6,700,000 6,640,233
d
New York Life Global Funding ,
Secured Note, 144A, 3.6%, 8/05/25 ...................... United States 10,700,000 10,449,154
Senior Secured Note, 144A, 4.9%, 4/02/27 ................ United States 6,700,000 6,632,005
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 5,000,000 4,897,572
d
Pricoa Global Funding I , Secured Note , 144A, 5.1% , 5/30/28 ..... United States 5,300,000 5,231,669
d
Protective Life Global Funding , Secured Note , 144A, 3.218% ,
3/28/25 ........................................... United States 4,000,000 3,909,355
85,981,173
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Note , 4.6% , 5/15/28 ..............
United States 9,800,000 9,629,055

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
d
Tencent Holdings Ltd. , Senior Note , 144A, 1.81% , 1/26/26 ....... China 3,000,000 $ 2,818,589
12,447,644
Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .........
United States 900,000 845,557
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 4,000,000 3,994,533
4,840,090
Machinery 0.3%
d
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 500,000 498,749
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................
United States 1,100,000 1,092,749
Parker-Hannifin Corp. , Senior Note , 3.65% , 6/15/24 ...........
United States 4,700,000 4,685,312
6,276,810
Media 0.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 8,000,000 7,892,442
Comcast Corp. , Senior Note , 4.55% , 1/15/29 .................
United States 6,400,000 6,218,163
Fox Corp. , Senior Note , 3.05% , 4/07/25 .....................
United States 2,000,000 1,951,366
16,061,971
Metals & Mining 0.0%
†
d
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,000,000 936,044
Multi-Utilities 0.5%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .........
United States 1,300,000 1,224,205
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 5,000,000 4,866,137
d
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 ................ France 4,000,000 3,946,724
10,037,066
Oil, Gas & Consumable Fuels 2.4%
d
Aker BP ASA , Senior Note , 144A, 2% , 7/15/26 ............... Norway 3,296,000 3,038,614
BP Capital Markets America, Inc. , Senior Note , 3.41% , 2/11/26 ...
United States 7,000,000 6,765,543
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,329,122
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ........................................... United States 3,400,000 3,399,157
d
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 2,000,000 2,027,097
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 .............
United States 5,200,000 5,120,212
EnLink Midstream Partners LP , Senior Bond , 4.85% , 7/15/26 .....
United States 3,900,000 3,796,320
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 6,757,130
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 100,000 99,993
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 1,994,281
d
Sunoco LP , Senior Note , 144A, 7% , 5/01/29 ................. United States 2,000,000 2,032,743
d
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 ............ Norway 4,000,000 4,187,100
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 2,000,000 2,046,646
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 ...........
United States 2,300,000 2,247,350
47,841,308

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.2%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 866,667 $ 857,410
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 2,302,500 2,271,201
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 526,364 506,786
3,635,397
Personal Care Products 0.9%
Estee Lauder Cos., Inc. (The) , Senior Note , 4.375% , 5/15/28 .....
United States 3,100,000 3,013,223
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .........
United States 7,700,000 7,274,325
Kenvue, Inc. , Senior Note , 5.05% , 3/22/28 ...................
United States 7,500,000 7,474,296
17,761,844
Pharmaceuticals 1.4%
AstraZeneca plc , Senior Note , 0.7% , 4/08/26 .................
United Kingdom 6,300,000 5,773,574
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 4,600,000 4,470,710
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 2,551,000 2,533,979
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% , 5/19/28
United States 8,800,000 8,538,003
Royalty Pharma plc , Senior Note , 1.75% , 9/02/27 .............
United States 700,000 619,250
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ..................................... Israel 2,800,000 2,681,289
Viatris, Inc. , Senior Note , 1.65% , 6/22/25 ....................
United States 3,900,000 3,716,332
28,333,137
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. , Senior Note , 3.45% , 6/15/27 ............
United States 800,000 758,259
d
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 9,189,251
9,947,510
Specialized REITs 0.1%
Public Storage Operating Co. , Senior Note , 5.125% , 1/15/29 .....
United States 1,300,000 1,292,394
Specialty Retail 0.2%
O'Reilly Automotive, Inc. , Senior Note , 5.75% , 11/20/26 .........
United States 5,000,000 5,032,192
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 5,690,000 5,692,126
Textiles, Apparel & Luxury Goods 0.4%
d
Hanesbrands, Inc. , Senior Bond , 144A, 4.875% , 5/15/26 ........ United States 2,000,000 1,936,197
Tapestry, Inc. ,
Senior Note, 7.05%, 11/27/25 .......................... United States 1,400,000 1,421,785
Senior Note, 7%, 11/27/26 ............................. United States 4,000,000 4,077,301
7,435,283
Tobacco 0.9%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 4,062,470
d
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 5,495,000 5,383,431
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 695,104
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ....
United States 7,700,000 7,571,298
17,712,303

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.3%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 3,200,000 $ 3,289,054
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 ... United States 3,000,000 2,983,948
6,273,002
Wireless Telecommunication Services 0.3%
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 200,000 198,842
T-Mobile USA, Inc. ,
Senior Note, 2.25%, 2/15/26 ........................... United States 2,900,000 2,736,762
Senior Note, 4.95%, 3/15/28 ........................... United States 4,200,000 4,125,290
7,060,894
Total Corporate Bonds (Cost $929,637,194) .....................................
901,560,792
h
Senior Floating Rate Interests 2.3%
Aerospace & Defense 0.1%
f,i
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , 3/06/25 ............. United Kingdom 2,323,620 1,957,069
j
Air Freight & Logistics 0.1%
i
GN Loanco LLC , CME Term Loan, B , 9.816% , ( 1-month SOFR +
4.5% ), 12/19/30 ..................................... United States 520,000 507,489
Rand Parent LLC , First Lien, CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 694,502 698,888
1,206,377
a a a a a a
j
Automobile Components 0.1%
DexKo Global, Inc. , First Lien, Closing Date CME Term Loan ,
9.321% , ( 3-month SOFR + 3.75% ), 10/04/28 ............... United States 543,365 540,216
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 10.591%, (3-month SOFR + 5%),
3/30/27 ........................................... United States 677,796 649,667
Second Lien, 2021 CME Term Loan, 14.141%, (3-month SOFR +
8.5%), 3/30/28 ...................................... United States 565,911 540,445
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.916% , ( 1-month SOFR + 4.5% ), 11/09/27 ........... United States 241,351 242,155
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.17% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 576,364 565,883
TI Group Automotive Systems LLC , Refinancing U.S. CME Term
Loan , 8.68% , ( 1-month SOFR + 3.25% ), 12/16/26 ........... United States 161,912 162,587
2,700,953
a a a a a a
Automobiles 0.0%
†
j
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 413,521 406,415
Beverages 0.0%
†
j
Triton Water Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.814% , ( 3-month SOFR + 3.25% ), 3/31/28 ................ United States 535,023 533,584
j
Building Products 0.1%
AZZ, Inc. , Initial CME Term Loan , 8.566% , ( 1-month SOFR + 3.25% ),
5/13/29 ........................................... United States 362,186 364,837
EMRLD Borrower LP , Initial CME Term Loan, B , 7.816% , ( 1-month
SOFR + 2.5% ), 5/31/30 ............................... United States 171,188 171,915
Quikrete Holdings, Inc. , CME Term Loan, B2 , 7.569% , ( 1-month
SOFR + 2.25% ), 3/19/29 .............................. United States 224,460 224,942

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
j
Building Products (continued)
Summit Materials LLC , CME Term Loan, B2 , 7.799% , ( 3-month
SOFR + 2.5% ), 1/12/29 ............................... United States 102,273 $ 103,169
864,863
a a a a a a
j
Capital Markets 0.1%
Citadel Securities LP , CME Term Loan , 7.566% , ( 1-month SOFR +
2.25% ), 7/29/30 ..................................... United States 224,505 225,207
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
CME Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 4/07/28 ..... United States 594,989 596,043
i
Jane Street Group LLC , 2024 Repricing CME Term Loan , 7.93% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 523,136 524,177
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B, 9.324%, (1-month SOFR +
4%), 7/31/28 ....................................... United Kingdom 227,302 228,346
2023 Incremental Delayed Draw CME Term Loan, 9.567%,
(1-month SOFR + 4.25%), 7/31/28 ....................... United Kingdom 89,827 90,389
1,664,162
a a a a a a
j
Chemicals 0.2%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.976%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 400,915 394,933
Second Lien, Initial CME Term Loan, 12.853%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 375,080 336,822
i
Indicor LLC , First Lien, Dollar CME Term Loan, B , 9.302% , ( 3-month
SOFR + 4% ), 11/22/29 ................................ United States 192,273 194,004
i
INEOS Quattro Holdings UK Ltd. , 2029 Dollar CME Term Loan, B ,
9.666% , ( 1-month SOFR + 4.25% ), 4/02/29 ................ United Kingdom 222,141 222,002
i
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.166% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 442,982 445,080
LSF11 A5 Holdco LLC , Fourth Amendment Incremental CME Term
Loan, B , 9.666% , ( 1-month SOFR + 4.25% ), 10/15/28 ........ United States 347,698 349,089
Nouryon Finance BV , 2023 CME Term Loan , 9.423% , ( 1-month
SOFR + 4% ), 4/03/28 ................................. Netherlands 274,251 275,108
PMHC II, Inc. , Initial CME Term Loan, B , 9.706% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 579,809 572,434
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 9.442% , ( 1-month SOFR + 4% ), 3/16/27 ............... United States 223,581 224,419
3,013,891
a a a a a a
j
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 352,322 352,982
APX Group, Inc. , Initial CME Term Loan , 8.194% , ( 1-month SOFR +
2.75%; 3-month SOFR + 1.75% ), 7/10/28 .................. United States 283,115 283,863
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.302% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 519,682 520,006
PG Investment Co. 59 SARL , Initial CME Term Loan , 8.812% ,
( 3-month SOFR + 3.5% ), 3/26/31 ........................ Luxembourg 176,395 177,240
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.43% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 1,199,010 1,198,506
Spin Holdco, Inc. , Initial CME Term Loan , 9.585% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 577,085 511,081
3,043,678
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
Communications Equipment 0.0%
†
j
CommScope, Inc. , Initial CME Term Loan , 8.68% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 243,109 $ 214,949
Construction & Engineering 0.0%
†
j
USIC Holdings, Inc. , First Lien, Initial CME Term Loan , 9.064% ,
( 3-month SOFR + 3.5% ), 5/12/28 ........................ United States 548,111 548,544
Consumer Finance 0.0%
†
i,j
Nuvei Technologies Corp. , Initial CME Term Loan , 8.416% , ( 1-month
SOFR + 3% ), 12/19/30 ................................ Canada 149,601 150,069
j
Containers & Packaging 0.1%
Charter Next Generation, Inc. , First Lien, Initial CME Term Loan ,
8.816% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 222,315 223,401
Kleopatra Finco SARL , USD CME Term Loan, B , 10.267% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 774,696 702,394
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.68% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 155,810 156,816
1,082,611
a a a a a a
Diversified Consumer Services 0.0%
†
j
WW International, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 4/13/28 ............................... United States 339,546 155,184
j
Diversified Telecommunication Services 0.0%
†
Altice France SA , USD CME Term Loan, B14 , 10.829% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 139,144 104,923
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.666% , ( 1-month
SOFR + 4.25% ), 11/29/25 ............................. United States 470,215 462,720
567,643
a a a a a a
j
Entertainment 0.0%
†
Banijay Entertainment SAS , USD CME Term Loan, B2 , 8.579% ,
( 1-month SOFR + 3.25% ), 3/01/28 ....................... France 153,932 154,606
Playtika Holding Corp. , CME Term Loan, B1 , 8.18% , ( 1-month SOFR
+ 2.75% ), 3/13/28 ................................... United States 231,270 231,725
386,331
a a a a a a
j
Financial Services 0.0%
†
Red Planet Borrower LLC , Initial CME Term Loan , 9.166% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 234,919 230,764
i
Verscend Holding Corp. , CME Term Loan, B1 , 9.445% , ( 1-month
SOFR + 4% ), 8/27/25 ................................. United States 301,337 301,714
532,478
a a a a a a
Food Products 0.0%
†
j
Fiesta Purchaser, Inc. , Initial CME Term Loan , 9.317% , ( 1-month
SOFR + 4% ), 2/12/31 ................................. United States 145,033 145,785
Ground Transportation 0.0%
†
j
Avis Budget Car Rental LLC , New CME Term Loan, C , 8.416% ,
( 1-month SOFR + 3% ), 3/16/29 ......................... United States 520,194 519,003
j
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp. , Initial CME Term Loan , 8.669% , ( 1-month
SOFR + 3.25% ), 5/10/27 .............................. United States 518,680 516,154
Medline Borrower LP , Refinancing CME Term Loan , 8.068% ,
( 1-month SOFR + 2.75% ), 10/23/28 ...................... United States 192,199 192,924

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
j
Health Care Equipment & Supplies (continued)
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date CME Term Loan , 10.702% , ( 3-month SOFR +
5.25% ), 12/15/27 .................................... United States 209,574 $ 210,338
919,416
a a a a a a
j
Health Care Providers & Services 0.2%
ADMI Corp. , Amendment No. 4 Refinancing CME Term Loan ,
8.805% , ( 1-month SOFR + 3.375% ), 12/23/27 .............. United States 554,940 536,508
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.571% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 345,517 347,568
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.83% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 147,478 148,165
i
Medical Solutions Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 357,360 317,221
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.659% , ( 3-month SOFR + 7.25% ), 3/02/29 ............... United States 565,911 505,078
Pacific Dental Services LLC , Refinancing CME Term Loan , 8.571% ,
( 1-month SOFR + 3.25% ), 3/15/31 ....................... United States 288,443 289,496
Radiology Partners, Inc. , CME Term Loan, B , 10.587% , ( 3-month
SOFR + 5% ), 1/31/29 ................................. United States 525,251 505,336
Surgery Center Holdings, Inc. , Initial CME Term Loan , 8.815% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 32,245 32,475
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.692% , ( 1-month SOFR + 4.25% ), 10/01/28 ............... United States 544,278 527,893
Waystar Technologies, Inc. , First Lien, 2024 Initial CME Term Loan ,
9.316% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 196,644 197,996
3,407,736
a a a a a a
j
Hotels, Restaurants & Leisure 0.2%
f
24 Hour Fitness Worldwide, Inc. , CME Term Loan, 1 , PIK, 6.571% ,
( 3-month SOFR + 1% ), 12/29/25 ........................ United States 1,275,061 628,603
Bally's Corp. , CME Term Loan, B , 8.836% , ( 3-month SOFR +
3.25% ), 10/02/28 .................................... United States 943,910 891,259
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan, B , 8.625% ,
( 1-month SOFR + 3.25% ), 6/29/29 ....................... United States 229,014 230,096
Hilton Grand Vacations Borrower LLC , Initial CME Term Loan ,
7.816% , ( 1-month SOFR + 2.5% ), 8/02/28 ................. United States 200,949 201,489
Ontario Gaming GTA LP , CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 8/01/30 .............................. Canada 111,256 111,998
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.59% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 299,527 301,024
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.556% , ( 3-month SOFR + 3.25% ), 4/04/29 ........... United States 505,014 505,842
2,870,311
a a a a a a
Household Durables 0.0%
†
j
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.824% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 520,576 517,882
j
Insurance 0.1%
Acrisure LLC ,
First Lien, 2021-1 Additional Term Loan, 9.18%, (1-month Synthetic
USD LIBOR + 3.75%), 2/15/27 .......................... United States 228,524 229,095
First Lien, 2021-2 Additional Term Loan, 9.68%, (1-month Synthetic
USD LIBOR + 4.25%), 2/15/27 .......................... United States 156,042 156,758
i
AssuredPartners, Inc. , 2024 CME Term Loan , 8.827% , ( 1-month
SOFR + 3.5% ), 2/14/31 ............................... United States 434,582 436,976

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
j
Insurance (continued)
Asurion LLC ,
New CME Term Loan, B10, 9.416%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 132,387 $ 128,930
i
New CME Term Loan, B11, 9.666%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 517,113 505,641
Second Lien, New CME Term Loan, B4, 10.68%, (1-month SOFR
+ 5.25%), 1/20/29 ................................... United States 1,264,852 1,143,901
2,601,301
a a a a a a
j
IT Services 0.1%
Aventiv Technologies LLC ,
i
First Lien, Initial CME Term Loan, 10.461%, (3-month SOFR +
4.89%), 11/01/24 .................................... United States 773,201 576,039
First Lien, Second-Out CME Term Loan, 13.071%, (3-month SOFR
+ 7.5%), 7/31/25 .................................... United States 14,972 15,159
i
Second Lien, CME Term Loan, 14.221%, (3-month SOFR +
8.912%), 11/01/25 ................................... United States 3,183,651 584,996
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.409% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 458,700 438,776
Peraton Corp. , First Lien, CME Term Loan, B , 9.166% , ( 1-month
SOFR + 3.75% ), 2/01/28 .............................. United States 120,667 120,861
1,735,831
a a a a a a
Leisure Products 0.0%
†
j
19th Holdings Golf LLC , Initial CME Term Loan , 8.673% , ( 1-month
SOFR + 3.25% ), 2/07/29 .............................. United States 498,731 493,123
Machinery 0.0%
†
j
Crosby US Acquisition Corp. , Amendment No. 3 Replacement CME
Term Loan , 9.316% , ( 1-month SOFR + 4% ), 8/16/29 ......... United States 216,848 218,654
j
Media 0.1%
Cengage Learning, Inc. , CME Term Loan, B , 9.565% , ( 1-month
SOFR + 4.25% ), 3/24/31 .............................. United States 276,819 277,709
Gray Television, Inc. , CME Term Loan, D , 8.442% , ( 1-month SOFR +
3% ), 12/01/28 ...................................... United States 426,371 402,000
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023 May
Incremental CME Term Loan , 9.566% , ( 1-month SOFR + 4.25% ),
5/03/28 ........................................... United States 519,814 518,750
Univision Communications, Inc. , First Lien, 2021 Replacement
Converted CME Term Loan , 8.68% , ( 1-month SOFR + 3.25% ),
3/15/26 ........................................... United States 356,416 357,104
1,555,563
a a a a a a
Metals & Mining 0.0%
†
j
Arsenal AIC Parent LLC , 2024 CME Term Loan, B , 9.08% , ( 1-month
SOFR + 3.75% ), 8/18/30 .............................. United States 130,234 131,373
Oil, Gas & Consumable Fuels 0.0%
†
j
Oryx Midstream Services Permian Basin LLC , 2024 Refinancing
CME Term Loan , 8.436% , ( 1-month SOFR + 3% ), 10/05/28 .... United States 498,750 500,977
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial CME
Term Loan , 10.336% , ( 3-month SOFR + 4.75% ), 4/20/28 ...... United States 198,936 207,163
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 339,546 341,174

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
j
Passenger Airlines (continued)
i
Kestrel Bidco, Inc. , Initial CME Term Loan , 9.048% , ( 3-month SOFR
+ 3.75% ), 2/14/31 ................................... Canada 520,000 $ 521,596
United Airlines, Inc. , 2024 CME Term Loan, B , 8.076% , ( 3-month
SOFR + 2.75% ), 2/22/31 .............................. United States 271,416 272,901
1,342,834
a a a a a a
j
Pharmaceuticals 0.0%
†
Grifols Worldwide Operations Ltd. , Dollar CME Term Loan, B ,
7.459% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 168,891 165,461
i
Jazz Pharmaceuticals plc , Additional Dollar CME Term Loan, B1 ,
8.43% , ( 1-month SOFR + 3% ), 5/05/28 ................... United States 345,593 348,024
Organon & Co. , Dollar CME Term Loan , 8.433% , ( 1-month SOFR +
3% ), 6/02/28 ....................................... United States 221,825 223,316
736,801
a a a a a a
Professional Services 0.0%
†
i,j
Inizio Group Ltd. , First Lien, Initial Dollar CME Term Loan , 9.659% ,
( 3-month SOFR + 4.25% ), 8/19/28 ....................... United Kingdom 520,000 521,300
Real Estate Management & Development 0.0%
†
j
Cushman & Wakefield US Borrower LLC , 2024-1 CME Term Loan ,
9.066% , ( 1-month SOFR + 3.75% ), 1/31/30 ................ United States 518,700 521,294
Semiconductors & Semiconductor Equipment 0.0%
†
j
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.823% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 309,493 310,462
j
Software 0.1%
AppLovin Corp. , 2024 Initial CME Term Loan , 7.816% , ( 1-month
SOFR + 2.5% ), 8/16/30 ............................... United States 209,028 209,232
Genesys Cloud Services Holdings I LLC , 2024 Incremental No.
2 Dollar CME Term Loan , 8.816% , ( 1-month SOFR + 3.5% ),
12/01/27 .......................................... United States 328,577 330,483
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.206% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 316,133 315,318
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan, 9.814%,
(3-month SOFR + 4.25%), 12/01/27 ...................... United States 604,572 563,198
First Lien, First Amendment CME Term Loan, 9.555%, (3-month
SOFR + 4%), 12/01/27 ................................ United States 69,064 63,970
McAfee Corp. , CME Term Loan, B1 , 9.177% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 501,921 503,665
i
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 445,334 443,265
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.066% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 226,504 225,566
2,654,697
a a a a a a
j
Specialty Retail 0.2%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 9.36% , ( 3-month
SOFR + 3.75% ), 4/26/28 .............................. United States 235,072 236,394
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.427% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 1,652,644 1,322,115
Great Outdoors Group LLC , CME Term Loan, B2 , 9.18% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 246,551 246,969
i
Harbor Freight Tools USA, Inc. , Initial CME Term Loan , 8.18% ,
( 1-month SOFR + 2.75% ), 10/19/27 ...................... United States 520,000 521,115

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
j
Specialty Retail (continued)
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 324,990 $ 303,828
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.814% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 125,910 124,549
Petco Health & Wellness Co., Inc. , First Lien, Initial CME Term Loan ,
8.821% , ( 3-month SOFR + 3.25% ), 3/03/28 ................ United States 520,000 451,602
RealTruck Group, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 1/31/28 ............................... United States 344,427 342,492
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 471,703 465,807
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.443% ,
( 1-month Synthetic USD LIBOR + 5% ), 4/16/26 ............. United States 517,572 512,129
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.066% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 117,510 118,068
4,645,068
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
j
Magenta Buyer LLC , First Lien, Initial CME Term Loan , 10.574% ,
( 3-month SOFR + 5% ), 7/27/28 ......................... United States 365,610 186,574
Textiles, Apparel & Luxury Goods 0.0%
†
j
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.066% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 520,757 521,840
j
Transportation Infrastructure 0.1%
First Student Bidco, Inc. ,
Initial CME Term Loan, B, 8.564%, (3-month SOFR + 3%), 7/21/28 United States 398,624 399,652
Initial CME Term Loan, C, 8.564%, (3-month SOFR + 3%), 7/21/28 United States 121,232 121,545
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.071% ,
( 3-month SOFR + 4.5% ), 5/07/28 ........................ United States 373,369 350,967
872,164
a a a a a a
Total Senior Floating Rate Interests (Cost $47,325,111) ..........................
46,958,790
k
Marketplace Loans 2.1%
a
Financial Services 2.1%
a a a a a a
Total Marketplace Loans (Cost $48,980,053) ....................................
42,760,449
Foreign Government and Agency Securities 1.8%
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
l
3,900,000 3,690,999
Colombia Government Bond , Senior Bond , 8.125% , 5/21/24 .....
Colombia 5,300,000 5,302,650
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 1,000,000 1,004,332
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 14,946,410
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,088,082
Export-Import Bank of Korea , Senior Bond , 2.875% , 1/21/25 .....
South Korea 2,000,000 1,962,062
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 2,800,000 2,791,014
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 800,000 665,920
Petroleos Mexicanos , Senior Note , 6.875% , 10/16/25 ..........
Mexico 990,000 976,538
Total Foreign Government and Agency Securities (Cost $37,675,314) ..............
36,428,007
U.S. Government and Agency Securities 16.5%
U.S. Treasury Notes ,
1%, 12/15/24 ....................................... United States 94,000,000 91,528,850

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.25%, 5/31/25 ..................................... United States 11,000,000 $ 10,428,086
4.625%, 6/30/25 ..................................... United States 41,000,000 40,732,539
0.25%, 10/31/25 ..................................... United States 81,000,000 75,334,746
0.375%, 11/30/25 .................................... United States 80,000,000 74,275,000
m
Index Linked, 0.125%, 4/15/26 .......................... United States 23,400,000 26,396,570
0.75%, 8/31/26 ..................................... United States 16,000,000 14,529,687
Total U.S. Government and Agency Securities (Cost $334,796,655) ................
333,225,478
Asset-Backed Securities 21.2%
Banks 1.2%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ........................................... United States 17,330,000 16,970,921
Chase Issuance Trust , 2022-A1 , A , 3.97% , 9/15/27 . ............ United States 6,794,000 6,661,643
23,632,564
a a a a a a
Consumer Finance 5.4%
American Express Credit Account Master Trust ,
2022-2, A, 3.39%, 5/15/27 ............................. United States 11,100,000 10,861,310
2022-3, A, 3.75%, 8/15/27 ............................. United States 18,235,000 17,845,546
2023-1, A, 4.87%, 5/15/28 ............................. United States 10,380,000 10,282,484
Discover Card Execution Note Trust ,
2022-A3, A3, 3.56%, 7/15/27 ........................... United States 18,930,000 18,498,805
2023-A2, A, 4.93%, 6/15/28 ............................ United States 10,380,000 10,282,548
GM Financial Consumer Automobile Receivables Trust ,
2023-4, A3, 5.78%, 8/16/28 ............................ United States 7,410,000 7,463,397
2024-1, A3, 4.85%, 12/18/28 ........................... United States 11,000,000 10,874,690
2024-2, A2A, 5.33%, 3/16/27 ........................... United States 2,400,000 2,395,630
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 ............................ United States 3,550,000 3,550,938
2024-A, A3, 4.99%, 2/15/29 ............................ United States 3,520,000 3,487,285
Toyota Auto Receivables Owner Trust ,
2024-A, A3, 4.83%, 10/16/28 ........................... United States 6,670,000 6,594,904
2024-B, A3, 5.33%, 1/16/29 ............................ United States 7,770,000 7,752,233
109,889,770
a a a a a a
Financial Services 14.6%
d
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 666,599 657,815
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,092,721 4,980,895
d,j
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 6.636% , ( 3-month
SOFR + 1.312% ), 4/20/34 . ............................. United States 19,306,000 19,337,855
BA Credit Card Trust ,
2022-A1, A1, 3.53%, 11/15/27 .......................... United States 3,870,000 3,787,030
2022-A2, A2, 5%, 4/15/28 ............................. United States 11,562,000 11,497,032
2023-A2, A2, 4.98%, 11/15/28 .......................... United States 6,140,000 6,093,005
d,j
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 6.548% ,
( 3-month SOFR + 1.222% ), 4/23/31 . ..................... United States 1,505,782 1,511,671
d,j
Barings CLO Ltd. , 2018-4A , A1R , 144A, FRN , 6.479% , ( 3-month
SOFR + 1.15% ), 10/15/30 . ............................. United States 5,000,000 5,000,004
d,j
BlueMountain CLO Ltd. , 2016-3A , A1R2 , 144A, FRN , 6.507% ,
( 3-month SOFR + 1.2% ), 11/15/30 . ...................... United States 11,100,000 11,142,474
d,j
BlueMountain CLO XXXI Ltd. , 2021-31A , A1 , 144A, FRN , 6.738% ,
( 3-month SOFR + 1.412% ), 4/19/34 . ..................... United States 3,130,000 3,133,475
d,j
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.79% ,
( 3-month SOFR + 2.462% ), 10/15/31 . .................... United States 7,300,000 7,330,700

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,j
Carlyle Global Market Strategies CLO Ltd. ,
2015-4A, A1RR, 144A, FRN, 6.545%, (3-month SOFR + 1.22%),
7/20/32 ........................................... United States 9,950,000 $ 9,984,826
2016-1A, A1R2, 144A, FRN, 6.726%, (3-month SOFR + 1.402%),
4/20/34 ........................................... United States 2,000,000 2,002,564
d
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ..... United States 3,291,994 3,087,453
n
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 . ........................................... United States 2,585 2,585
d,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 13.482%, 8/15/44 ................ United States 38,743 36,934
2019-31, PT, 144A, FRN, 9.601%, 9/15/44 ................. United States 38,523 35,863
2019-37, PT, 144A, FRN, 15.123%, 10/17/44 ............... United States 41,390 39,478
2019-42, PT, 144A, FRN, 14.183%, 11/15/44 ............... United States 37,912 35,940
2019-51, PT, 144A, FRN, 13.703%, 1/15/45 ................ United States 126,424 120,039
2019-52, PT, 144A, FRN, 14.256%, 1/15/45 ................ United States 135,336 128,376
2019-S2, PT, 144A, FRN, 13.654%, 5/16/44 ................ United States 5,202 5,124
2019-S3, PT, 144A, FRN, 9.085%, 6/15/44 ................. United States 2,765 2,707
2019-S4, PT, 144A, FRN, 4.658%, 8/15/44 ................. United States 13,532 13,235
2019-S5, PT, 144A, FRN, 6.992%, 9/15/44 ................. United States 21,927 20,842
2019-S6, PT, 144A, FRN, 7.352%, 10/17/44 ................ United States 31,054 29,378
2019-S7, PT, 144A, FRN, 7.153%, 12/15/44 ................ United States 48,770 46,251
2019-S8, PT, 144A, FRN, 8.461%, 1/15/45 ................. United States 64,255 60,517
2020-2, PT, 144A, FRN, 14.818%, 3/15/45 ................. United States 147,462 139,145
2020-7, PT, 144A, FRN, 13.611%, 4/17/45 ................. United States 92,229 85,878
d,j
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.699% , ( 3-month
SOFR + 1.382% ), 4/17/30 . ............................. United States 1,000,000 1,000,290
j
CWABS, Inc. , 2004-1 , M1 , FRN , 6.181% , ( 1-month SOFR +
0.864% ), 3/25/34 . ................................... United States 24,548 24,458
d,j
Dryden 85 CLO Ltd. , 2020-85A , AR , 144A, FRN , 6.74% , ( 3-month
SOFR + 1.412% ), 10/15/35 . ............................ United States 2,110,000 2,112,791
d,j
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 7.236% , ( 3-month
SOFR + 1.912% ), 7/20/30 . ............................. United States 1,772,228 1,776,936
d
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 4,001,413 3,740,794
Ford Credit Auto Owner Trust , 2024-A , A3 , 5.09% , 12/15/28 . ..... United States 6,670,000 6,626,137
d,j
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 6.607% , ( 3-month
SOFR + 1.282% ), 5/16/31 . ............................. United States 1,199,071 1,202,327
d
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% , 1/17/41 . United States 1,369,546 1,195,599
Honda Auto Receivables Owner Trust ,
2023-3, A3, 5.41%, 2/18/28 ............................ United States 8,070,000 8,061,135
2023-4, A3, 5.67%, 6/21/28 ............................ United States 7,010,000 7,042,497
2024-1, A2, 5.36%, 9/15/26 ............................ United States 6,510,000 6,501,072
d,j
Madison Park Funding XXIX Ltd. , 2018-29A , AR , 144A, FRN ,
6.507% , ( 3-month SOFR + 1.18% ), 10/18/30 . ............... United States 10,084,061 10,081,955
d,j
Magnetite XXIX Ltd. , 2021-29A , A , 144A, FRN , 6.58% , ( 3-month
SOFR + 1.252% ), 1/15/34 . ............................. United States 20,930,596 20,943,074
d,j
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
6.986% , ( 3-month SOFR + 1.662% ), 10/21/30 . .............. United States 2,295,000 2,303,341
d,j
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , AR , 144A, FRN ,
6.63% , ( 3-month SOFR + 1.302% ), 4/15/34 . ................ United States 15,000,000 15,030,000
d
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 13,870,000 12,104,373
Nissan Auto Receivables Owner Trust , 2023-A , A3 , 4.91% , 11/15/27 . United States 14,386,000 14,270,783
d,j
OCP CLO Ltd. , 2014-6A , A1R2 , 144A, FRN , 6.467% , ( 3-month
SOFR + 1.15% ), 10/17/30 . ............................. United States 10,300,000 10,305,149
d,j
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 6.75% , ( 3-month SOFR +
1.422% ), 10/15/34 . ................................... United States 15,000,000 15,032,558

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
Honda Auto Receivables Owner Trust, (continued)
d,j
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A, FRN ,
6.549% , ( 3-month SOFR + 1.222% ), 4/16/31 . ............... United States 775,602 $ 776,804
d,j
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
6.686% , ( 3-month SOFR + 1.362% ), 1/20/31 . ............... United States 2,000,000 2,000,709
d,j
Octagon Investment Partners 46 Ltd. , 2020-2A , AR , 144A, FRN ,
6.75% , ( 3-month SOFR + 1.422% ), 7/15/36 . ................ United States 17,400,000 17,410,353
d,j
OHA Credit Partners VII Ltd. , 2012-7A , AR3 , 144A, FRN , 6.651% ,
( 3-month SOFR + 1.332% ), 2/20/34 . ..................... United States 17,876,000 17,913,481
d,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 10.558%, 3/15/26 ................ United States 78,970 70,976
2020-PT2, A, 144A, FRN, 12.371%, 4/15/26 ................ United States 101,686 93,384
2020-PT3, A, 144A, FRN, 2.553%, 5/15/26 ................. United States 32,182 26,841
j
RAAC Trust , 2004-SP1 , AII , FRN , 6.131% , ( 1-month SOFR +
0.814% ), 3/25/34 . ................................... United States 65,526 64,159
d,j
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 6.71% , ( 3-month SOFR +
1.382% ), 4/15/36 . ................................... United States 23,418,000 23,479,283
d,n
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.058%, 6/15/25 ................ United States 6,196 5,364
2019-PT2, A, 144A, FRN, 11.192%, 2/15/26 ................ United States 71,738 70,862
d,j
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.84% , ( 3-month SOFR +
1.512% ), 7/15/31 . ................................... United States 2,500,000 2,503,914
294,120,490
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 6/15/28 . United States 33,725 30,927
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . .. United States 226,800 221,583
252,510
a a a a a a
Total Asset-Backed Securities (Cost $430,866,057) ..............................
427,895,334
Commercial Mortgage-Backed Securities 1.8%
Financial Services 1.8%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 96,684
d,j
BX Commercial Mortgage Trust , 2021-VOLT , A , 144A, FRN , 6.135% ,
( 1-month SOFR + 0.814% ), 9/15/36 ...................... United States 5,430,000 5,379,417
d,j
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 6.125% , ( 1-month
SOFR + 0.804% ), 10/15/36 ............................ United States 7,517,000 7,451,624
d,j
BX Trust , 2022-IND , A , 144A, FRN , 6.812% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 7,231,091 7,233,847
d,j
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME +
0% ), 6/15/34 ....................................... United States 9,145,000 9,145,112
d,n
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ..................................... United States 2,005,000 1,879,314
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 558,166
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 1,848,385
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,444,004
2016-C1, A5, 3.576%, 3/17/49 .......................... United States 1,500,000 1,438,767
36,475,320
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $36,806,171) ................
36,475,320

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 1.3%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 6.039% - 6.153%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ......... United States 508,425 $ 518,003
518,003
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Gold Pool, 30 Year, 5%, 1/01/39 .................... United States 41,337 40,282
FHLMC Pool, 15 Year, 3%, 10/01/37 ....................... United States 10,885,294 9,881,504
FHLMC Pool, 15 Year, 3.5%, 10/01/37 ...................... United States 11,438,174 10,621,255
20,543,041
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.748% - 5.345%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................... United States 16,672 16,197
FNMA, 4.397% - 5.713%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 .................................. United States 29,672 28,875
FNMA, 5.915%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 ... United States 13,913 13,856
FNMA, 6.455% - 6.475%, (1-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 .......... United States 23,767 23,747
FNMA, 3.895% - 7.095%, (1-year CMT T-Note +/- MBS Margin),
5/01/26 - 4/01/40 .................................... United States 618,690 617,657
FNMA, 5.205% - 7.23%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 .......... United States 3,062,747 3,099,001
FNMA, 7.375%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 4,809 4,772
FNMA, 5.16% - 7.475%, (6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 8/01/37 .......... United States 347,435 345,540
FNMA, 6.287% - 7.546%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ....................... United States 107,683 108,137
4,257,782
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 65,177 64,139
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 79,349 78,211
FNMA, 15 Year, 4.5%, 6/01/25 ........................... United States 19,603 19,438
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 5,958 5,820
167,608
o
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 3.625% - 3.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 3,142 3,099
3,099
Total Mortgage-Backed Securities (Cost $26,181,540) ............................
25,489,533
Municipal Bonds 1.0%
California 0.3%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 5,720,000 5,220,761
Hawaii 0.1%
City & County Honolulu , Wastewater System , Revenue , 2019 B ,
Refunding , 2.233% , 7/01/24 ............................ United States 2,470,000 2,456,623
New York 0.4%
New York State Urban Development Corp. ,
Revenue, 2019 B, 2.25%, 3/15/26 ....................... United States 1,920,000 1,819,172
Revenue, 2019 B, ETM, 2.25%, 3/15/26 ................... United States 6,830,000 6,482,361

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Urban Development Corp., (continued)
8,301,533
Texas 0.2%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ..................................... United States 4,825,000 $ 4,579,802
Total Municipal Bonds (Cost $21,499,167) ......................................
20,558,719
Residential Mortgage-Backed Securities 4.1%
Capital Markets 0.0%
†
j
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 6.171%, (1-month SOFR + 0.854%), 3/25/28 . United States 40,134 37,921
2003-E, A1, FRN, 6.051%, (1-month SOFR + 0.734%), 10/25/28 United States 125,291 118,250
156,171
a a a a a a
Financial Services 4.1%
j
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
7.674% , ( 6-month SOFR + 2.428% ), 6/25/45 ............... United States 114,380 113,081
d,n
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 2,648,994 2,476,398
n
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 4.501% ,
7/25/34 ........................................... United States 512,054 473,179
d,n
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 72,943 66,837
d,n
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 2,734,855 2,620,104
d,j
Connecticut Avenue Securities Trust ,
2024-R02, 1M1, 144A, FRN, 6.43%, (30-day SOFR Average +
1.1%), 2/25/44 ...................................... United States 3,539,386 3,539,823
2024-R03, 2M1, 144A, FRN, 6.48%, (30-day SOFR Average +
1.15%), 3/25/44 ..................................... United States 2,558,145 2,562,528
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 102,174 58,262
d,n
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 290,273 259,323
j
FHLMC STACR Debt Notes ,
2014-HQ2, M3, FRN, 9.195%, (30-day SOFR Average + 3.864%),
9/25/24 ........................................... United States 4,484,966 4,530,359
2016-DNA2, M3, FRN, 10.095%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 4,891,929 5,138,604
2016-HQA2, M3, FRN, 10.595%, (30-day SOFR Average +
5.264%), 11/25/28 ................................... United States 3,625,673 3,845,177
j
FNMA Connecticut Avenue Securities ,
2014-C02, 2M2, FRN, 8.044%, (30-day SOFR Average + 2.714%),
5/25/24 ........................................... United States 544,252 544,909
2014-C03, 2M2, FRN, 8.345%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 2,248,877 2,254,785
2015-C01, 1M2, FRN, 9.745%, (30-day SOFR Average + 4.414%),
2/25/25 ........................................... United States 1,366,964 1,394,655
2015-C02, 1M2, FRN, 9.444%, (30-day SOFR Average + 4.114%),
5/25/25 ........................................... United States 2,097,273 2,156,052
2015-C03, 1M2, FRN, 10.445%, (30-day SOFR Average +
5.114%), 7/25/25 .................................... United States 2,225,380 2,313,294
2016-C01, 1M2, FRN, 12.194%, (30-day SOFR Average +
6.864%), 8/25/28 .................................... United States 429,153 454,454
2016-C01, 2M2, FRN, 12.395%, (30-day SOFR Average +
7.064%), 8/25/28 .................................... United States 1,450,491 1,509,200
n
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 6.167% , 1/25/35 United States 81,906 75,351

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
n
J.P. Morgan Mortgage Trust ,
2004-A1, 5A1, FRN, 6.24%, 2/25/34 ...................... United States 16,248 $ 15,992
d
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 10,083,135 8,645,478
d
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 2,002,254 1,705,584
d,n
Mill City Mortgage Loan Trust ,
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 2,349,919 2,296,903
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 3,757,428 3,612,961
j
New York Mortgage Trust , 2005-3 , M1 , FRN , 6.106% , ( 1-month
SOFR + 0.789% ), 2/25/36 ............................. United States 38,970 37,589
d
OBX Trust ,
j
2018-1, A2, 144A, FRN, 6.081%, (1-month SOFR + 0.764%),
6/25/57 ........................................... United States 665,158 641,921
n
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 .................. United States 1,728,839 1,479,630
d,n
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 6,847,453 5,828,832
d,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 10,096,516 8,723,826
j
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 6.171% ,
( 1-month SOFR + 0.854% ), 9/25/34 ...................... United States 223,403 202,657
d,n
Towd Point Mortgage Trust ,
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 7,888,323 7,228,744
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 5,765,968 5,428,292
82,234,784
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $91,178,088) .................
82,390,955
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 60,686 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 1,900,000 109,250
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
109,250
Total Long Term Investments (Cost $2,010,085,232) .............................
1,956,806,316
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
p,q
Institutional Fiduciary Trust - Money Market Portfolio, 5.006% .... United States 40,546,171 40,546,171
Total Money Market Funds (Cost $40,546,171) ..................................
40,546,171

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
r
Joint Repurchase Agreement, 5.25%, 5/01/24 (Maturity Value
$11,499,342)
BNP Paribas Securities Corp. (Maturity Value $2,970,970)
Deutsche Bank Securities, Inc. (Maturity Value $4,071,802)
HSBC Securities (USA), Inc. (Maturity Value $4,456,570)
Collateralized by U.S. Government Agency Securities, 5.5%,
5/20/53; and U.S. Treasury Notes, 0.63% - 3.25%, 6/30/27 -
3/31/29 (valued at $11,732,105) ......................... 11,497,665 $ 11,497,665
Total Repurchase Agreements (Cost $11,497,665) ...............................
11,497,665
Total Short Term Investments (Cost $52,043,836 ) ................................
52,043,836
a
Total Investments (Cost $2,062,129,068) 99.5% ..................................
$2,008,850,152
Other Assets, less Liabilities 0.5% .............................................
11,351,444
Net Assets 100.0% ...........................................................
$2,020,201,596
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $609,518,369, representing 30.2% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
See Note 1(h) regarding senior floating rate interests.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
See Note 3(f) regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

,
At April 30, 2024, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 2.1%
Block, Inc.
6173987.SQ.FTS.B, Zero Cpn, 5/30/24 ... $ 2,611 $ 833
6174099.SQ.FTS.B, Zero Cpn, 5/30/24 ... 557 169
6174665.SQ.FTS.B, Zero Cpn, 5/30/24 ... 775 264
6178990.SQ.FTS.B, Zero Cpn, 6/01/24 ... 211 133
6180164.SQ.FTS.B, Zero Cpn, 6/01/24 ... 626 225
6181329.SQ.FTS.B, Zero Cpn, 6/01/24 ... 375 217
6181401.SQ.FTS.B, Zero Cpn, 6/01/24 ... 341 95
6182359.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,075 597
6183669.SQ.FTS.B, Zero Cpn, 6/02/24 ... 4,451 2,104
6184876.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,800 765
6185855.SQ.FTS.B, Zero Cpn, 6/03/24 ... 1,752 539
6186836.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,121 369
6186999.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,581 251
6190102.SQ.FTS.B, Zero Cpn, 6/05/24 ... 848 196
6190783.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,090 110
6192067.SQ.FTS.B, Zero Cpn, 6/06/24 ... 497 120
6194735.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,015 375
6194754.SQ.FTS.B, Zero Cpn, 6/06/24 ... 555 288
6196734.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,042 208
6196936.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,154 228
6199760.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,002 1,021
6200609.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,061 219
6203333.SQ.FTS.B, Zero Cpn, 6/08/24 ... 41 27
6204820.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,654 332
6206838.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,016 558
6207369.SQ.FTS.B, Zero Cpn, 6/09/24 ... 618 225
6207861.SQ.FTS.B, Zero Cpn, 6/09/24 ... 37,929 3,398
6213794.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,389 884
6215032.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,341 765
6216579.SQ.FTS.B, Zero Cpn, 6/13/24 ... 580 121
6216601.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,272 636
6219277.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,042 398
6220076.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,725 310
6220695.SQ.FTS.B, Zero Cpn, 6/14/24 ... 23,011 7,001
6225147.SQ.FTS.B, Zero Cpn, 6/15/24 ... 1,724 769
6226503.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,035 1,100
6227879.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,891 968
6228415.SQ.FTS.B, Zero Cpn, 6/16/24 ... 374 156
6229129.SQ.FTS.B, Zero Cpn, 6/16/24 ... 44,876 14,668
6234555.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,536 509
6235160.SQ.FTS.B, Zero Cpn, 6/17/24 ... 6,431 579
6235489.SQ.FTS.B, Zero Cpn, 6/17/24 ... 9,054 3,049
6235701.SQ.FTS.B, Zero Cpn, 6/17/24 ... 999 693
6235797.SQ.FTS.B, Zero Cpn, 6/17/24 ... 5,020 255
6235824.SQ.FTS.B, Zero Cpn, 6/17/24 ... 1,663 389
6236068.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,835 1,163
6236408.SQ.FTS.B, Zero Cpn, 6/18/24 ... 50 19
6236427.SQ.FTS.B, Zero Cpn, 6/18/24 ... 10,363 1,017
6238744.SQ.FTS.B, Zero Cpn, 6/19/24 ... 472 73
6240143.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,654 652
6240208.SQ.FTS.B, Zero Cpn, 6/20/24 ... 5,830 1,255
6241838.SQ.FTS.B, Zero Cpn, 6/20/24 ... 9,852 2,572
6243216.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,929 1,542
6244041.SQ.FTS.B, Zero Cpn, 6/21/24 ... 178 131
6244975.SQ.FTS.B, Zero Cpn, 6/21/24 ... 615 323
6245007.SQ.FTS.B, Zero Cpn, 6/21/24 ... 832 526
Description
Principal
Amount Value
Block, Inc. (continued)
6245977.SQ.FTS.B, Zero Cpn, 6/21/24 ... $ 183 $ 92
6250117.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,156 387
6250307.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,789 955
6255416.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,790 1,835
6255542.SQ.FTS.B, Zero Cpn, 6/24/24 ... 593 96
6255617.SQ.FTS.B, Zero Cpn, 6/24/24 ... 958 471
6255909.SQ.FTS.B, Zero Cpn, 6/25/24 ... 975 162
6255997.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,357 105
6256740.SQ.FTS.B, Zero Cpn, 6/26/24 ... 688 180
6261747.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,614 712
6262497.SQ.FTS.B, Zero Cpn, 6/28/24 ... 8,184 2,422
6265155.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,047 1,399
6266047.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,188 1,036
6268655.SQ.FTS.B, Zero Cpn, 6/30/24 ... 792 127
6270448.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,070 458
6270473.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,312 196
6271872.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,326 2,593
6275849.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,396 2,219
6276763.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,289 1,020
6276874.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,100 689
6277246.SQ.FTS.B, Zero Cpn, 7/04/24 ... 465 217
6279862.SQ.FTS.B, Zero Cpn, 7/05/24 ... 16,989 3,555
6280869.SQ.FTS.B, Zero Cpn, 7/05/24 ... 4,517 1,884
6282086.SQ.FTS.B, Zero Cpn, 7/05/24 ... 448 171
6284870.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,418 2,055
6286798.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,737 1,225
6290930.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,483 575
6290969.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,070 459
6291374.SQ.FTS.B, Zero Cpn, 7/10/24 ... 5,651 1,962
6302938.SQ.FTS.B, Zero Cpn, 7/13/24 ... 48 39
6304147.SQ.FTS.B, Zero Cpn, 7/14/24 ... 139 119
6304502.SQ.FTS.B, Zero Cpn, 7/15/24 ... 11,736 4,011
6304870.SQ.FTS.B, Zero Cpn, 7/15/24 ... 15,082 5,776
6305807.SQ.FTS.B, Zero Cpn, 7/16/24 ... 821 391
6306494.SQ.FTS.B, Zero Cpn, 7/17/24 ... 12,186 3,705
6308429.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,702 1,024
6308611.SQ.FTS.B, Zero Cpn, 7/18/24 ... 6,878 2,866
6308976.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,197 540
6314524.SQ.FTS.B, Zero Cpn, 7/19/24 ... 6,783 2,363
6314730.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,074 931
6315256.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,856 503
6316163.SQ.FTS.B, Zero Cpn, 7/20/24 ... 6,890 5,629
6319060.SQ.FTS.B, Zero Cpn, 7/21/24 ... 6,618 3,285
6319630.SQ.FTS.B, Zero Cpn, 7/21/24 ... 736 529
6319919.SQ.FTS.B, Zero Cpn, 7/21/24 ... 855 205
6319933.SQ.FTS.B, Zero Cpn, 7/21/24 ... 14,196 3,574
6320178.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,234 544
6321758.SQ.FTS.B, Zero Cpn, 7/23/24 ... 5,066 2,275
6328384.SQ.FTS.B, Zero Cpn, 7/23/24 ... 288 198
6351613.SQ.FTS.B, Zero Cpn, 7/23/24 ... 105 67
6352903.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,461 563
6353710.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,027 1,930
6353899.SQ.FTS.B, Zero Cpn, 7/24/24 ... 9,987 5,506
6355005.SQ.FTS.B, Zero Cpn, 7/25/24 ... 11,762 5,718
6355353.SQ.FTS.B, Zero Cpn, 7/25/24 ... 5,168 1,756
6359467.SQ.FTS.B, Zero Cpn, 7/26/24 ... 48,548 15,266

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6362699.SQ.FTS.B, Zero Cpn, 7/27/24 ... $ 42,087 $ 16,355
6363683.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,895 344
6363853.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,222 515
6364953.SQ.FTS.B, Zero Cpn, 7/27/24 ... 4,175 2,254
6366452.SQ.FTS.B, Zero Cpn, 7/29/24 ... 763 709
6368120.SQ.FTS.B, Zero Cpn, 7/30/24 ... 562 461
6369186.SQ.FTS.B, Zero Cpn, 7/30/24 ... 272 228
6370729.SQ.FTS.B, Zero Cpn, 7/31/24 ... 646 536
6371322.SQ.FTS.B, Zero Cpn, 7/31/24 ... 460 255
6373846.SQ.FTS.B, Zero Cpn, 7/31/24 ... 4,529 1,730
6376101.SQ.FTS.B, Zero Cpn, 8/01/24 ... 337 270
6378691.SQ.FTS.B, Zero Cpn, 8/02/24 ... 25,267 5,851
6379558.SQ.FTS.B, Zero Cpn, 8/02/24 ... 141 135
6382458.SQ.FTS.B, Zero Cpn, 8/03/24 ... 9,312 5,120
6383269.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,799 729
6385666.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,880 502
6385845.SQ.FTS.B, Zero Cpn, 8/04/24 ... 326 66
6386508.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,389 1,087
6389172.SQ.FTS.B, Zero Cpn, 8/06/24 ... 16,420 7,579
6390336.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,343 1,208
6390840.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,830 1,228
6391712.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,226 1,887
6393406.SQ.FTS.B, Zero Cpn, 8/08/24 ... 7,797 6,328
6394386.SQ.FTS.B, Zero Cpn, 8/08/24 ... 816 169
6395219.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,025 403
6399687.SQ.FTS.B, Zero Cpn, 8/09/24 ... 876 690
6401059.SQ.FTS.B, Zero Cpn, 8/10/24 ... 95 79
6401953.SQ.FTS.B, Zero Cpn, 8/10/24 ... 876 326
6401970.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,665 720
6403479.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,237 1,930
6404068.SQ.FTS.B, Zero Cpn, 8/11/24 ... 2,108 1,383
6404445.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,227 443
6405166.SQ.FTS.B, Zero Cpn, 8/12/24 ... 19,913 4,048
6405910.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,676 3,084
6406305.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5 3
6406598.SQ.FTS.B, Zero Cpn, 8/13/24 ... 778 291
6406724.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,783 1,000
6406838.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,701 4,901
6407824.SQ.FTS.B, Zero Cpn, 8/13/24 ... 460 173
6408022.SQ.FTS.B, Zero Cpn, 8/13/24 ... 485 439
6408129.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,194 888
6408523.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,951 3,442
6408789.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,088 4,292
6409863.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,617 1,365
6410466.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,749 911
6411150.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,180 1,184
6412243.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,975 859
6413000.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,808 847
6413294.SQ.FTS.B, Zero Cpn, 8/15/24 ... 101 92
6413892.SQ.FTS.B, Zero Cpn, 8/15/24 ... 366 316
6414098.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,987 801
6414405.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,715 183
6420149.SQ.FTS.B, Zero Cpn, 8/16/24 ... 12,660 3,143
6421844.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,242 1,412
6422227.SQ.FTS.B, Zero Cpn, 8/17/24 ... 181 115
6422256.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,416 720
6423702.SQ.FTS.B, Zero Cpn, 8/17/24 ... 19,955 3,980
6424082.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,768 2,040
Description
Principal
Amount Value
Block, Inc. (continued)
6424267.SQ.FTS.B, Zero Cpn, 8/18/24 ... $ 9,869 $ 2,149
6425248.SQ.FTS.B, Zero Cpn, 8/19/24 ... 4,476 2,643
6425796.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,145 948
6426793.SQ.FTS.B, Zero Cpn, 8/20/24 ... 568 170
6427509.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,726 1,583
6427815.SQ.FTS.B, Zero Cpn, 8/21/24 ... 845 825
6428249.SQ.FTS.B, Zero Cpn, 8/21/24 ... 6,222 3,010
6428407.SQ.FTS.B, Zero Cpn, 8/21/24 ... 7,388 954
6428491.SQ.FTS.B, Zero Cpn, 8/21/24 ... 86 79
6429640.SQ.FTS.B, Zero Cpn, 8/21/24 ... 5,813 2,113
6429724.SQ.FTS.B, Zero Cpn, 8/21/24 ... 3,686 3,395
6430566.SQ.FTS.B, Zero Cpn, 8/22/24 ... 10,827 5,608
6432607.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,443 2,391
6435568.SQ.FTS.B, Zero Cpn, 8/23/24 ... 100 60
6436495.SQ.FTS.B, Zero Cpn, 8/23/24 ... 21,437 4,520
6439293.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,365 4,127
6439475.SQ.FTS.B, Zero Cpn, 8/23/24 ... 976 694
6441111.SQ.FTS.B, Zero Cpn, 8/24/24 ... 680 416
6441614.SQ.FTS.B, Zero Cpn, 8/24/24 ... 10,098 4,977
6442783.SQ.FTS.B, Zero Cpn, 8/24/24 ... 6,713 6,548
6443707.SQ.FTS.B, Zero Cpn, 8/24/24 ... 35,282 9,215
6445162.SQ.FTS.B, Zero Cpn, 8/26/24 ... 5,775 1,967
6445475.SQ.FTS.B, Zero Cpn, 8/26/24 ... 228 194
6447179.SQ.FTS.B, Zero Cpn, 8/27/24 ... 507 319
6447640.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,396 629
6447919.SQ.FTS.B, Zero Cpn, 8/27/24 ... 276 186
6448059.SQ.FTS.B, Zero Cpn, 8/27/24 ... 5,140 1,258
6448205.SQ.FTS.B, Zero Cpn, 8/27/24 ... 7,623 2,667
6448382.SQ.FTS.B, Zero Cpn, 8/27/24 ... 5,331 1,571
6448554.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,534 551
6449218.SQ.FTS.B, Zero Cpn, 8/27/24 ... 942 713
6449422.SQ.FTS.B, Zero Cpn, 8/28/24 ... 616 299
6452425.SQ.FTS.B, Zero Cpn, 8/28/24 ... 556 436
6452451.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,082 1,704
6455408.SQ.FTS.B, Zero Cpn, 9/01/24 ... 176 154
6457374.SQ.FTS.B, Zero Cpn, 9/02/24 ... 930 800
6460018.SQ.FTS.B, Zero Cpn, 9/02/24 ... 651 332
6462554.SQ.FTS.B, Zero Cpn, 9/03/24 ... 10,472 5,779
6463654.SQ.FTS.B, Zero Cpn, 9/04/24 ... 988 917
6463733.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,255 419
6463889.SQ.FTS.B, Zero Cpn, 9/04/24 ... 16,331 2,587
6464362.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,169 592
6467627.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,899 5,223
6468063.SQ.FTS.B, Zero Cpn, 9/06/24 ... 555 384
6468533.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,871 1,213
6468636.SQ.FTS.B, Zero Cpn, 9/06/24 ... 10,598 1,831
6470083.SQ.FTS.B, Zero Cpn, 9/07/24 ... 739 593
6470844.SQ.FTS.B, Zero Cpn, 9/07/24 ... 5,337 2,783
6471840.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,284 993
6472795.SQ.FTS.B, Zero Cpn, 9/08/24 ... 6,542 2,689
6473813.SQ.FTS.B, Zero Cpn, 9/08/24 ... 9,885 6,038
6477840.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,007 1,065
6478752.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,553 835
6479093.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,411 627
6479843.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,928 2,094
6482925.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,629 2,209
6483587.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,792 4,478
6484618.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,615 2,166

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6485016.SQ.FTS.B, Zero Cpn, 9/11/24 ... $ 13,843 $ 3,598
6485200.SQ.FTS.B, Zero Cpn, 9/11/24 ... 6,526 1,041
6485565.SQ.FTS.B, Zero Cpn, 9/11/24 ... 2,278 2,127
6485862.SQ.FTS.B, Zero Cpn, 9/12/24 ... 13,536 5,254
6486219.SQ.FTS.B, Zero Cpn, 9/12/24 ... 562 302
6486317.SQ.FTS.B, Zero Cpn, 9/12/24 ... 379 270
6486381.SQ.FTS.B, Zero Cpn, 9/12/24 ... 323 285
6487145.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,498 2,159
6487587.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,298 71
6487959.SQ.FTS.B, Zero Cpn, 9/13/24 ... 42 35
6487981.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,310 300
6488459.SQ.FTS.B, Zero Cpn, 9/13/24 ... 5,298 2,050
6488938.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,997 3,923
6491762.SQ.FTS.B, Zero Cpn, 9/14/24 ... 482 232
6491770.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,636 2,736
6492212.SQ.FTS.B, Zero Cpn, 9/14/24 ... 11,554 1,227
6492780.SQ.FTS.B, Zero Cpn, 9/14/24 ... 14,716 5,657
6494041.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,210 746
6494237.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,702 1,584
6495065.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,414 677
6495262.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,159 843
6496439.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,377 1,003
6496902.SQ.FTS.B, Zero Cpn, 9/15/24 ... 7,317 2,692
6497094.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,069 596
6499048.SQ.FTS.B, Zero Cpn, 9/16/24 ... 7,905 3,640
6499389.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,287 1,549
6499996.SQ.FTS.B, Zero Cpn, 9/16/24 ... 487 437
6500866.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,974 1,953
6503847.SQ.FTS.B, Zero Cpn, 9/17/24 ... 8,654 4,787
6504715.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,724 1,999
6505264.SQ.FTS.B, Zero Cpn, 9/17/24 ... 73 56
6505793.SQ.FTS.B, Zero Cpn, 9/18/24 ... 2,242 471
6506509.SQ.FTS.B, Zero Cpn, 9/19/24 ... 372 152
6506690.SQ.FTS.B, Zero Cpn, 9/19/24 ... 537 508
6508171.SQ.FTS.B, Zero Cpn, 9/20/24 ... 6,506 4,212
6509738.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,070 417
6510179.SQ.FTS.B, Zero Cpn, 9/20/24 ... 24,604 3,092
6511300.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,844 1,588
6511415.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,495 1,496
6511726.SQ.FTS.B, Zero Cpn, 9/21/24 ... 857 477
6512222.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,610 705
6514021.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,625 2,238
6514372.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,202 785
6514949.SQ.FTS.B, Zero Cpn, 9/22/24 ... 6,188 2,854
6515238.SQ.FTS.B, Zero Cpn, 9/22/24 ... 287 186
6516725.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,769 1,988
6519286.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,272 145
6519301.SQ.FTS.B, Zero Cpn, 9/23/24 ... 409 405
6519513.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,280 802
6520131.SQ.FTS.B, Zero Cpn, 9/23/24 ... 8,710 3,264
6521243.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,862 1,214
6524095.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,069 3,474
6524998.SQ.FTS.B, Zero Cpn, 9/24/24 ... 544 344
6525021.SQ.FTS.B, Zero Cpn, 9/24/24 ... 5,438 1,655
6525421.SQ.FTS.B, Zero Cpn, 9/24/24 ... 181 93
6526020.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,970 1,182
6526070.SQ.FTS.B, Zero Cpn, 9/25/24 ... 3,013 1,569
6526180.SQ.FTS.B, Zero Cpn, 9/25/24 ... 465 342
Description
Principal
Amount Value
Block, Inc. (continued)
6526192.SQ.FTS.B, Zero Cpn, 9/25/24 ... $ 182 $ 89
6526493.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,269 471
6526542.SQ.FTS.B, Zero Cpn, 9/26/24 ... 10,580 3,488
6526856.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,447 516
6527010.SQ.FTS.B, Zero Cpn, 9/26/24 ... 644 282
6529506.SQ.FTS.B, Zero Cpn, 9/27/24 ... 629 338
6532434.SQ.FTS.B, Zero Cpn, 9/28/24 ... 6,482 3,926
6532694.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,767 1,171
6533237.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,972 1,528
6533589.SQ.FTS.B, Zero Cpn, 9/28/24 ... 301 206
6533974.SQ.FTS.B, Zero Cpn, 9/28/24 ... 223 166
6534157.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,042 911
6535332.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,055 580
6536665.SQ.FTS.B, Zero Cpn, 9/29/24 ... 254 78
6537646.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,626 2,209
6537839.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,900 3,736
6540169.SQ.FTS.B, Zero Cpn, 9/30/24 ... 349 105
6544848.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,032 907
6545018.SQ.FTS.B, Zero Cpn, 9/30/24 ... 104 103
6545807.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,906 1,643
6546312.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,082 4,268
6546599.SQ.FTS.B, Zero Cpn, 9/30/24 ... 729 364
6547288.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,736 1,555
6547450.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,457 690
6548112.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,856 1,753
6549985.SQ.FTS.B, Zero Cpn, 10/03/24 .. 208 91
6550689.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,994 1,822
6550814.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,948 1,747
6551421.SQ.FTS.B, Zero Cpn, 10/03/24 .. 7,286 2,479
6552648.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,352 1,785
6552779.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,126 535
6554172.SQ.FTS.B, Zero Cpn, 10/04/24 .. 422 271
6554182.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,126 808
6554904.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,403 2,935
6555384.SQ.FTS.B, Zero Cpn, 10/05/24 .. 266 209
6555651.SQ.FTS.B, Zero Cpn, 10/05/24 .. 658 618
6556061.SQ.FTS.B, Zero Cpn, 10/05/24 .. 311 253
6556234.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,652 2,466
6556561.SQ.FTS.B, Zero Cpn, 10/05/24 .. 15,848 11,921
6557456.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,149 1,955
6557661.SQ.FTS.B, Zero Cpn, 10/05/24 .. 793 704
6559548.SQ.FTS.B, Zero Cpn, 10/06/24 .. 158 146
6560556.SQ.FTS.B, Zero Cpn, 10/06/24 .. 738 285
6561534.SQ.FTS.B, Zero Cpn, 10/06/24 .. 833 705
6561666.SQ.FTS.B, Zero Cpn, 10/06/24 .. 199 124
6562377.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,906 3,116
6564281.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,100 1,992
6564615.SQ.FTS.B, Zero Cpn, 10/07/24 .. 22,396 15,193
6565688.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,784 1,675
6566270.SQ.FTS.B, Zero Cpn, 10/08/24 .. 329 278
6566330.SQ.FTS.B, Zero Cpn, 10/08/24 .. 670 648
6566576.SQ.FTS.B, Zero Cpn, 10/08/24 .. 10,745 4,061
6566878.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,365 534
6567114.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,756 342
6567237.SQ.FTS.B, Zero Cpn, 10/09/24 .. 18,447 7,748
6567779.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,256 2,044
6570553.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,754 1,822
6570601.SQ.FTS.B, Zero Cpn, 10/10/24 .. 206 136

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6570734.SQ.FTS.B, Zero Cpn, 10/10/24 .. $ 243 $ 230
6570746.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,304 1,291
6571313.SQ.FTS.B, Zero Cpn, 10/11/24 .. 795 672
6571593.SQ.FTS.B, Zero Cpn, 10/11/24 .. 12,853 4,472
6572155.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,249 4,370
6573424.SQ.FTS.B, Zero Cpn, 10/11/24 .. 582 555
6573708.SQ.FTS.B, Zero Cpn, 10/11/24 .. 967 694
6574116.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,449 359
6574151.SQ.FTS.B, Zero Cpn, 10/11/24 .. 42 39
6577574.SQ.FTS.B, Zero Cpn, 10/12/24 .. 822 776
6577778.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,454 2,779
6578011.SQ.FTS.B, Zero Cpn, 10/12/24 .. 453 425
6579993.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,903 1,039
6580594.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,779 1,313
6581222.SQ.FTS.B, Zero Cpn, 10/13/24 .. 596 211
6582526.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,185 431
6584142.SQ.FTS.B, Zero Cpn, 10/14/24 .. 497 155
6584221.SQ.FTS.B, Zero Cpn, 10/14/24 .. 535 530
6584354.SQ.FTS.B, Zero Cpn, 10/14/24 .. 10,491 5,221
6584584.SQ.FTS.B, Zero Cpn, 10/14/24 .. 352 317
6585824.SQ.FTS.B, Zero Cpn, 10/14/24 .. 948 673
6585989.SQ.FTS.B, Zero Cpn, 10/14/24 .. 32,218 22,826
6586640.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,073 487
6586702.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,374 3,520
6586899.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,047 825
6586950.SQ.FTS.B, Zero Cpn, 10/15/24 .. 3,761 3,308
6587169.SQ.FTS.B, Zero Cpn, 10/15/24 .. 6,563 3,086
6587293.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,206 1,091
6587383.SQ.FTS.B, Zero Cpn, 10/16/24 .. 549 186
6587407.SQ.FTS.B, Zero Cpn, 10/16/24 .. 881 769
6587941.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,480 690
6589887.SQ.FTS.B, Zero Cpn, 10/17/24 .. 18,915 11,550
6590442.SQ.FTS.B, Zero Cpn, 10/17/24 .. 10,462 2,620
6591293.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,441 1,155
6591946.SQ.FTS.B, Zero Cpn, 10/18/24 .. 11,596 5,552
6594291.SQ.FTS.B, Zero Cpn, 10/18/24 .. 6,540 2,038
6594369.SQ.FTS.B, Zero Cpn, 10/18/24 .. 596 528
6598899.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,856 1,917
6599432.SQ.FTS.B, Zero Cpn, 10/20/24 .. 66 65
6600675.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,030 374
6601613.SQ.FTS.B, Zero Cpn, 10/20/24 .. 942 752
6601639.SQ.FTS.B, Zero Cpn, 10/20/24 .. 783 715
6602728.SQ.FTS.B, Zero Cpn, 10/21/24 .. 432 122
6602960.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,673 1,858
6603476.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,850 2,110
6604310.SQ.FTS.B, Zero Cpn, 10/21/24 .. 917 744
6604448.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,621 1,805
6604504.SQ.FTS.B, Zero Cpn, 10/22/24 .. 453 135
6605116.SQ.FTS.B, Zero Cpn, 10/23/24 .. 163 141
6605771.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,513 1,287
6607903.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,343 1,278
6607977.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,603 354
6608828.SQ.FTS.B, Zero Cpn, 10/25/24 .. 43,918 15,357
6609650.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,012 1,574
6609985.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,113 466
6611284.SQ.FTS.B, Zero Cpn, 10/25/24 .. 721 716
6611358.SQ.FTS.B, Zero C pn, 10/25/24 .. 1,936 1,356
6611828.SQ.FTS.B, Zero Cpn, 10/26/24 .. 3,208 902
Description
Principal
Amount Value
Block, Inc. (continued)
6612221.SQ.FTS.B, Zero Cpn, 10/26/24 .. $ 1,581 $ 1,518
6614501.SQ.FTS.B, Zero Cpn, 10/26/24 .. 5,775 1,742
6614889.SQ.FTS.B, Zero Cpn, 10/26/24 .. 116 108
6614956.SQ.FTS.B, Zero Cpn, 10/26/24 .. 3,077 1,099
6617184.SQ.FTS.B, Zero Cpn, 10/27/24 .. 754 230
6617253.SQ.FTS.B, Zero Cpn, 10/27/24 .. 145 138
6618529.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,478 744
6618946.SQ.FTS.B, Zero Cpn, 10/27/24 .. 215 192
6619009.SQ.FTS.B, Zero Cpn, 10/27/24 .. 9,469 8,765
6619927.SQ.FTS.B, Zero Cpn, 10/27/24 .. 856 430
6620227.SQ.FTS.B, Zero Cpn, 10/27/24 .. 26,251 6,816
6620476.SQ.FTS.B, Zero Cpn, 10/28/24 .. 19,512 6,899
6621448.SQ.FTS.B, Zero Cpn, 10/28/24 .. 17,687 5,529
6621778.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,619 1,064
6624332.SQ.FTS.B, Zero Cpn, 10/29/24 .. 327 299
6624765.SQ.FTS.B, Zero Cpn, 10/29/24 .. 7,023 1,578
6624855.SQ.FTS.B, Zero Cpn, 10/29/24 .. 780 168
6624868.SQ.FTS.B, Zero Cpn, 10/30/24 .. 719 495
6624896.SQ.FTS.B, Zero Cpn, 10/30/24 .. 9,059 4,488
6625228.SQ.FTS.B, Zero Cpn, 10/30/24 .. 537 363
6625383.SQ.FTS.B, Zero Cpn, 10/30/24 .. 820 772
6625433.SQ.FTS.B, Zero Cpn, 10/30/24 .. 156 156
6625553.SQ.FTS.B, Zero Cpn, 10/30/24 .. 383 314
6625809.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,359 1,062
6626390.SQ.FTS.B, Zero Cpn, 11/01/24 .. 10,527 5,322
6628718.SQ.FTS.B, Zero Cpn, 11/01/24 .. 5,279 2,508
6629291.SQ.FTS.B, Zero Cpn, 11/01/24 .. 260 181
6630463.SQ.FTS.B, Zero Cpn, 11/02/24 .. 26 24
6630658.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,476 874
6630713.SQ.FTS.B, Zero Cpn, 11/02/24 .. 155 142
6631472.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,298 746
6632572.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,959 2,072
6634349.SQ.FTS.B, Zero Cpn, 11/03/24 .. 477 351
6634481.SQ.FTS.B, Zero Cpn, 11/03/24 .. 3,060 939
6635700.SQ.FTS.B, Zero Cpn, 11/03/24 .. 395 127
6635881.SQ.FTS.B, Zero Cpn, 11/03/24 .. 14,605 10,290
6638452.SQ.FTS.B, Zero Cpn, 11/04/24 .. 794 708
6639381.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,707 1,579
6639552.SQ.FTS.B, Zero Cpn, 11/04/24 .. 396 301
6640589.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,091 1,063
6640854.SQ.FTS.B, Zero Cpn, 11/04/24 .. 360 357
6641178.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,481 1,822
6643477.SQ.FTS.B, Zero Cpn, 11/05/24 .. 198 170
6643579.SQ.FTS.B, Zero Cpn, 11/05/24 .. 10,203 8,206
6643825.SQ.FTS.B, Zero Cpn, 11/05/24 .. 708 630
6643893.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,735 1,982
6644138.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,010 326
6644613.SQ.FTS.B, Zero Cpn, 11/06/24 .. 6,942 5,550
6644920.SQ.FTS.B, Zero Cpn, 11/06/24 .. 8,143 5,161
6645397.SQ.FTS.B, Zero Cpn, 11/07/24 .. 3,532 1,493
6646362.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,773 1,703
6646778.SQ.FTS.B, Zero Cpn, 11/08/24 .. 7,432 2,248
6647657.SQ.FTS.B, Zero Cpn, 11/08/24 .. 7,600 3,715
6647896.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,438 1,238
6648196.SQ.FTS.B, Zero Cpn, 11/08/24 .. 7,475 7,266
6648861.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,274 1,150
6649272.SQ.FTS.B, Zero Cpn, 11/08/24 .. 618 236
6649665.SQ.FTS.B, Zero Cpn, 11/09/24 .. 4,414 2,463

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6649776.SQ.FTS.B, Zero Cpn, 11/09/24 .. $ 773 $ 750
6650257.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,738 840
6650321.SQ.FTS.B, Zero Cpn, 11/09/24 .. 582 315
6650854.SQ.FTS.B, Zero Cpn, 11/09/24 .. 10,638 5,157
6651260.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,208 396
6653616.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,151 1,861
6654040.SQ.FTS.B, Zero Cpn, 11/10/24 .. 19 19
6654878.SQ.FTS.B, Zero Cpn, 11/10/24 .. 655 588
6655502.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,116 2,956
6655938.SQ.FTS.B, Zero Cpn, 11/10/24 .. 122 121
6659284.SQ.FTS.B, Zero Cpn, 11/11/24 .. 815 810
6659749.SQ.FTS.B, Zero Cpn, 11/11/24 .. 1,855 1,575
6660080.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,689 2,642
6660557.SQ.FTS.B, Zero Cpn, 11/11/24 .. 5,266 4,993
6661552.SQ.FTS.B, Zero Cpn, 11/11/24 .. 506 246
6661884.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,528 2,147
6662406.SQ.FTS.B, Zero Cpn, 11/12/24 .. 4,977 2,216
6662592.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,777 2,563
6662990.SQ.FTS.B, Zero Cpn, 11/12/24 .. 4,646 1,824
6665054.SQ.FTS.B, Zero Cpn, 11/13/24 .. 5,092 2,598
6665113.SQ.FTS.B, Zero Cpn, 11/13/24 .. 913 891
6666123.SQ.FTS.B, Zero Cpn, 11/14/24 .. 1,013 930
6666432.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,358 1,288
6666962.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,085 1,735
6667151.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,983 1,934
6667860.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,945 1,768
6668833.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,327 1,937
6668965.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,120 2,599
6669152.SQ.FTS.B, Zero Cpn, 11/15/24 .. 25,018 5,249
6669469.SQ.FTS.B, Zero Cpn, 11/15/24 .. 863 760
6671137.SQ.FTS.B, Zero Cpn, 11/16/24 .. 4,313 2,319
6671295.SQ.FTS.B, Zero Cpn, 11/16/24 .. 258 239
6671669.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,210 689
6671836.SQ.FTS.B, Zero Cpn, 11/16/24 .. 148 137
6671850.SQ.FTS.B, Zero Cpn, 11/16/24 .. 609 411
6672511.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,026 804
6673873.SQ.FTS.B, Zero Cpn, 11/17/24 .. 804 782
6674075.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,467 2,080
6674450.SQ.FTS.B, Zero Cpn, 11/17/24 .. 18,581 3,955
6675529.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,998 1,670
6675615.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,487 731
6676101.SQ.FTS.B, Zero Cpn, 11/17/24 .. 771 550
6676189.SQ.FTS.B, Zero Cpn, 11/17/24 .. 8,430 3,976
6676382.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,593 1,354
6676531.SQ.FTS.B, Zero Cpn, 11/17/24 .. 889 271
6676586.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,248 1,149
6676632.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,222 5,208
6678791.SQ.FTS.B, Zero Cpn, 11/18/24 .. 3,463 2,029
6679324.SQ.FTS.B, Zero Cpn, 11/18/24 .. 533 487
6679364.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,429 1,364
6680294.SQ.FTS.B, Zero Cpn, 11/18/24 .. 5,221 3,322
6681653.SQ.FTS.B, Zero Cpn, 11/18/24 .. 722 666
6681781.SQ.FTS.B, Zero Cpn, 11/19/24 .. 6,908 1,382
6682115.SQ.FTS.B, Zero Cpn, 11/19/24 .. 591 406
6682153.SQ.FTS.B, Zero Cpn, 11/19/24 .. 877 448
6682727.SQ.FTS.B, Zero Cpn, 11/19/24 .. 6,789 2,365
6683335.SQ.FTS.B, Zero Cpn, 11/19/24 .. 142 137
6684322.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,521 2,398
Description
Principal
Amount Value
Block, Inc. (continued)
6685005.SQ.FTS.B, Zero Cpn, 11/20/24 .. $ 9,153 $ 6,982
6685214.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,237 749
6685517.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,245 534
6685865.SQ.FTS.B, Zero Cpn, 11/21/24 .. 867 827
6686240.SQ.FTS.B, Zero Cpn, 11/21/24 .. 1,663 992
6686446.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,841 3,663
6687788.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,412 1,467
6687859.SQ.FTS.B, Zero Cpn, 11/22/24 .. 468 461
6688197.SQ.FTS.B, Zero Cpn, 11/22/24 .. 5,403 1,105
6688428.SQ.FTS.B, Zero Cpn, 11/22/24 .. 24,529 23,478
6690044.SQ.FTS.B, Zero Cpn, 11/23/24 .. 2,847 2,006
6690132.SQ.FTS.B, Zero Cpn, 11/23/24 .. 181 106
6690218.SQ.FTS.B, Zero Cpn, 11/23/24 .. 989 643
6690981.SQ.FTS.B, Zero Cpn, 11/23/24 .. 629 502
6691020.SQ.FTS.B, Zero Cpn, 11/23/24 .. 5,050 3,910
6691441.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,424 1,395
6691756.SQ.FTS.B, Zero Cpn, 11/23/24 .. 7,105 2,259
6692484.SQ.FTS.B, Zero Cpn, 11/23/24 .. 334 327
6694527.SQ.FTS.B, Zero Cpn, 11/24/24 .. 7,477 2,319
6694630.SQ.FTS.B, Zero Cpn, 11/24/24 .. 3,164 3,029
6695465.SQ.FTS.B, Zero Cpn, 11/24/24 .. 6,428 6,019
6696188.SQ.FTS.B, Zero Cpn, 11/24/24 .. 6,760 3,018
6696314.SQ.FTS.B, Zero Cpn, 11/24/24 .. 4,176 3,568
6699725.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,265 1,214
6699794.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,443 2,689
6699920.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,581 1,330
6701036.SQ.FTS.B, Zero Cpn, 11/25/24 .. 928 727
6701358.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,247 1,218
6701550.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,442 1,024
6703192.SQ.FTS.B, Zero Cpn, 11/25/24 .. 5,068 4,921
6704732.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,757 1,780
6704916.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,561 1,177
6705288.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,013 483
6705352.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,529 1,204
6706359.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,451 3,944
6706486.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,318 520
6706540.SQ.FTS.B, Zero Cpn, 11/26/24 .. 5,441 2,953
6706824.SQ.FTS.B, Zero Cpn, 11/26/24 .. 34,047 30,197
6707571.SQ.FTS.B, Zero Cpn, 11/27/24 .. 3,898 1,160
6707639.SQ.FTS.B, Zero Cpn, 11/27/24 .. 354 340
6708020.SQ.FTS.B, Zero Cpn, 11/28/24 .. 4,132 2,257
6708125.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,147 288
6708420.SQ.FTS.B, Zero Cpn, 11/28/24 .. 6,079 3,631
6708840.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,161 3,063
6709200.SQ.FTS.B, Zero Cpn, 11/29/24 .. 2,318 1,346
6709223.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,632 1,097
6713470.SQ.FTS.B, Zero Cpn, 11/30/24 .. 14,124 11,676
6715174.SQ.FTS.B, Zero Cpn, 11/30/24 .. 3,190 3,110
6717996.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,250 1,235
6718091.SQ.FTS.B, Zero Cpn, 12/01/24 .. 995 947
6718991.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,647 1,067
6719031.SQ.FTS.B, Zero Cpn, 12/01/24 .. 172 123
6720345.SQ.FTS.B, Zero Cpn, 12/01/24 .. 3,243 1,265
6720555.SQ.FTS.B, Zero Cpn, 12/01/24 .. 873 861
6724467.SQ.FTS.B, Zero Cpn, 12/02/24 .. 527 296
6725218.SQ.FTS.B, Zero Cpn, 12/02/24 .. 3,001 2,962
6725901.SQ.FTS.B, Zero Cpn, 12/03/24 .. 398 290
6726040.SQ.FTS.B, Zero Cpn, 12/03/24 .. 363 304

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6726090.SQ.FTS.B, Zero Cpn, 12/03/24 .. $ 1,847 $ 1,801
6726169.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,316 1,040
6726480.SQ.FTS.B, Zero Cpn, 12/04/24 .. 97 89
6728467.SQ.FTS.B, Zero Cpn, 12/05/24 .. 555 347
6728529.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,271 1,241
6728590.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,208 1,040
6728699.SQ.FTS.B, Zero Cpn, 12/05/24 .. 7,444 6,493
6728880.SQ.FTS.B, Zero Cpn, 12/05/24 .. 7,153 6,797
6729271.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,247 1,215
6729839.SQ.FTS.B, Zero Cpn, 12/05/24 .. 18,147 5,544
6731412.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,683 1,067
6731578.SQ.FTS.B, Zero Cpn, 12/06/24 .. 11,760 3,034
6731737.SQ.FTS.B, Zero Cpn, 12/06/24 .. 550 380
6733026.SQ.FTS.B, Zero Cpn, 12/06/24 .. 13,883 13,654
6733804.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,507 1,451
6734190.SQ.FTS.B, Zero Cpn, 12/07/24 .. 866 833
6735492.SQ.FTS.B, Zero Cpn, 12/07/24 .. 4,182 4,041
6736022.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,467 1,081
6736227.SQ.FTS.B, Zero Cpn, 12/07/24 .. 467 456
6736828.SQ.FTS.B, Zero Cpn, 12/07/24 .. 22,668 15,871
6740954.SQ.FTS.B, Zero Cpn, 12/08/24 .. 8,501 3,462
6742224.SQ.FTS.B, Zero Cpn, 12/08/24 .. 5,303 3,747
6742781.SQ.FTS.B, Zero Cpn, 12/08/24 .. 322 222
6742798.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,707 3,251
6744321.SQ.FTS.B, Zero Cpn, 12/09/24 .. 198 188
6744390.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,860 1,492
6745196.SQ.FTS.B, Zero Cpn, 12/09/24 .. 33,369 30,716
6746678.SQ.FTS.B, Zero Cpn, 12/10/24 .. 5,355 5,188
6746971.SQ.FTS.B, Zero Cpn, 12/10/24 .. 252 211
6746997.SQ.FTS.B, Zero Cpn, 12/10/24 .. 8,724 8,319
6747295.SQ.FTS.B, Zero Cpn, 12/10/24 .. 770 751
6747609.SQ.FTS.B, Zero Cpn, 12/11/24 .. 909 427
6747666.SQ.FTS.B, Zero Cpn, 12/11/24 .. 651 296
6748415.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,453 1,408
6749060.SQ.FTS.B, Zero Cpn, 12/12/24 .. 368 247
6749086.SQ.FTS.B, Zero Cpn, 12/12/24 .. 3,694 3,028
6749230.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,189 2,103
6751174.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,638 1,494
6752534.SQ.FTS.B, Zero Cpn, 12/13/24 .. 375 367
6752687.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,480 1,456
6752866.SQ.FTS.B, Zero Cpn, 12/13/24 .. 940 741
6753268.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,953 2,863
6753451.SQ.FTS.B, Zero Cpn, 12/13/24 .. 741 734
6753526.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,887 2,430
6754482.SQ.FTS.B, Zero Cpn, 12/13/24 .. 11,797 10,118
6755029.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,730 6,132
6755681.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,392 1,270
6756095.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,178 1,143
6757096.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,137 1,114
6757880.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,891 1,656
6757994.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,343 1,227
6758077.SQ.FTS.B, Zero Cpn, 12/14/24 .. 926 887
6762066.SQ.FTS.B, Zero Cpn, 12/15/24 .. 3,382 3,016
6762927.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,084 657
6764204.SQ.FTS.B, Zero Cpn, 12/15/24 .. 606 407
6764422.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,018 338
6764463.SQ.FTS.B, Zero Cpn, 12/15/24 .. 180 177
6764876.SQ.FTS.B, Zero Cpn, 12/15/24 .. 4,080 3,039
Description
Principal
Amount Value
Block, Inc. (continued)
6765340.SQ.FTS.B, Zero Cpn, 12/15/24 .. $ 10,301 $ 6,334
6766138.SQ.FTS.B, Zero Cpn, 12/16/24 .. 1,137 1,020
6766577.SQ.FTS.B, Zero Cpn, 12/16/24 .. 438 147
6766592.SQ.FTS.B, Zero Cpn, 12/16/24 .. 4,059 3,981
6766975.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,465 1,925
6767251.SQ.FTS.B, Zero Cpn, 12/16/24 .. 664 456
6767536.SQ.FTS.B, Zero Cpn, 12/16/24 .. 18,021 11,602
6767980.SQ.FTS.B, Zero Cpn, 12/16/24 .. 6,752 5,889
6768384.SQ.FTS.B, Zero Cpn, 12/16/24 .. 1,639 1,008
6768404.SQ.FTS.B, Zero Cpn, 12/16/24 .. 14,442 12,956
6769402.SQ.FTS.B, Zero Cpn, 12/17/24 .. 3,477 3,409
6769991.SQ.FTS.B, Zero Cpn, 12/18/24 .. 9,495 3,781
6770185.SQ.FTS.B, Zero Cpn, 12/18/24 .. 7,095 6,879
6770557.SQ.FTS.B, Zero Cpn, 12/19/24 .. 5,199 4,833
6770956.SQ.FTS.B, Zero Cpn, 12/19/24 .. 287 275
6771103.SQ.FTS.B, Zero Cpn, 12/19/24 .. 2,902 1,515
6771253.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,761 878
6771377.SQ.FTS.B, Zero Cpn, 12/19/24 .. 8,781 8,655
6772401.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,051 674
6772927.SQ.FTS.B, Zero Cpn, 12/20/24 .. 300 295
6773287.SQ.FTS.B, Zero Cpn, 12/20/24 .. 939 914
6773596.SQ.FTS.B, Zero Cpn, 12 /20/24 .. 6,471 3,960
6773744.SQ.FTS.B, Zero Cpn, 12/20/24 .. 131 131
6773785.SQ.FTS.B, Zero Cpn, 12/20/24 .. 302 277
6774547.SQ.FTS.B, Zero Cpn, 12/20/24 .. 276 245
6774743.SQ.FTS.B, Zero Cpn, 12/20/24 .. 6,068 5,886
6774899.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,943 1,890
6775149.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,508 1,149
6775219.SQ.FTS.B, Zero Cpn, 12/21/24 .. 4,391 3,533
6775430.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,269 3,232
6775739.SQ.FTS.B, Zero Cpn, 12/21/24 .. 684 678
6775807.SQ.FTS.B, Zero Cpn, 12/21/24 .. 493 435
6776064.SQ.FTS.B, Zero Cpn, 12/21/24 .. 58,440 13,325
6777013.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,233 853
6777037.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,896 572
6777288.SQ.FTS.B, Zero Cpn, 12/21/24 .. 19,254 2,622
6777417.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,879 691
6777625.SQ.FTS.B, Zero Cpn, 12/21/24 .. 8,605 4,002
6779441.SQ.FTS.B, Zero Cpn, 12/22/24 .. 126 116
6779586.SQ.FTS.B, Zero Cpn, 12/22/24 .. 4,930 3,974
6779897.SQ.FTS.B, Zero Cpn, 12/22/24 .. 108 104
6780594.SQ.FTS.B, Zero Cpn, 12/22/24 .. 186 183
6780654.SQ.FTS.B, Zero Cpn, 12/22/24 .. 349 341
6780703.SQ.FTS.B, Zero Cpn, 12/22/24 .. 423 354
6781242.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,457 435
6781732.SQ.FTS.B, Zero Cpn, 12/22/24 .. 838 816
6782055.SQ.FTS.B, Zero Cpn, 12/22/24 .. 5,998 5,627
6782856.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,911 723
6783437.SQ.FTS.B, Zero Cpn, 12/23/24 .. 10,002 9,697
6785072.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,478 861
6785551.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,563 957
6785939.SQ.FTS.B, Zero Cpn, 12/24/24 .. 143 140
6786035.SQ.FTS.B, Zero Cpn, 12/24/24 .. 1,382 725
6786228.SQ.FTS.B, Zero Cpn, 12/24/24 .. 285 235
6786592.SQ.FTS.B, Zero Cpn, 12/25/24 .. 3,858 3,722
6786721.SQ.FTS.B, Zero Cpn, 12 /25/24 .. 449 444
6786832.SQ.FTS.B, Zero Cpn, 12/25/24 .. 4,301 1,062
6788053.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,256 835

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6788352.SQ.FTS.B, Zero Cpn, 12/26/24 .. $ 2,938 $ 2,412
6788772.SQ.FTS.B, Zero Cpn, 12/26/24 .. 327 326
6789468.SQ.FTS.B, Zero Cpn, 12/26/24 .. 909 898
6790015.SQ.FTS.B, Zero Cpn, 12/26/24 .. 203 200
6792201.SQ.FTS.B, Zero Cpn, 12/27/24 .. 12,048 5,594
6793520.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,602 1,455
6793702.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,236 2,220
6793965.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,632 1,241
6794818.SQ.FTS.B, Zero Cpn, 12/27/24 .. 935 922
6794934.SQ.FTS.B, Zero Cpn, 12/27/24 .. 374 301
6795958.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,997 1,989
6796024.SQ.FTS.B, Zero Cpn, 12/28/24 .. 11,055 10,454
6796698.SQ.FTS.B, Zero Cpn, 12/28/24 .. 77 76
6796712.SQ.FTS.B, Zero Cpn, 12/28/24 .. 486 373
6796725.SQ.FTS.B, Zero Cpn, 12/28/24 .. 13,857 9,314
6796927.SQ.FTS.B, Zero Cpn, 12/28/24 .. 4,306 2,142
6796986.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,031 982
6797012.SQ.FTS.B, Zero Cpn, 12/28/24 .. 355 280
6797083.SQ.FTS.B, Zero Cpn, 12/28/24 .. 117 110
6797317.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,422 1,643
6797907.SQ.FTS.B, Zero Cpn, 12/28/24 .. 5,747 5,606
6800482.SQ.FTS.B, Zero Cpn, 12/29/24 .. 213 194
6800673.SQ.FTS.B, Zero Cpn, 12/29/24 .. 418 355
6800730.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,726 3,632
6801948.SQ.FTS.B, Zero Cpn, 12/29/24 .. 4,658 4,401
6802055.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,200 3,024
6803130.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,344 2,207
6805465.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,587 1,511
6805679.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,725 1,603
6806067.SQ.FTS.B, Zero Cpn, 12/30/24 .. 525 446
6808132.SQ.FTS.B, Zero Cpn, 1/01/25 ... 3,460 2,619
6808192.SQ.FTS.B, Zero Cpn, 1/01/25 ... 829 790
6808442.SQ.FTS.B, Zero Cpn, 1/01/25 ... 3,364 2,793
6808655.SQ.FTS.B, Zero Cpn, 1/01/25 ... 417 378
6808881.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,107 1,473
6808922.SQ.FTS.B, Zero Cpn, 1/01/25 ... 1,177 1,082
6809043.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,657 1,636
6809126.SQ.FTS.B, Zero Cpn, 1/02/25 ... 888 880
6809193.SQ.FTS.B, Zero Cpn, 1/02/25 ... 3,423 3,082
6809269.SQ.FTS.B, Zero Cpn, 1/02/25 ... 460 452
6809350.SQ.FTS.B, Zero Cpn, 1/02/25 ... 955 444
6809375.SQ.FTS.B, Zero Cpn, 1/02/25 ... 850 591
6809388.SQ.FTS.B, Zero Cpn, 1/02/25 ... 2,755 2,469
6809469.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,795 1,614
6809576.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,037 497
6809598.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,737 1,650
6811174.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,573 1,130
6811290.SQ.FTS.B, Zero Cpn, 1/03/25 ... 713 701
6811328.SQ.FTS.B, Zero Cpn, 1/ 03/25 ... 11,223 10,380
6811779.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,644 2,533
6811944.SQ.FTS.B, Zero Cpn, 1/03/25 ... 52 50
6812018.SQ.FTS.B, Zero Cpn, 1/03/25 ... 3,190 3,116
6812340.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,344 1,242
6812405.SQ.FTS.B, Zero Cpn, 1/03/25 ... 426 421
6812645.SQ.FTS.B, Zero Cpn, 1/03/25 ... 518 510
6812699.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,058 1,035
6813004.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,143 1,105
6813242.SQ.FTS.B, Zero Cpn, 1/04/25 ... 4,341 2,612
Description
Principal
Amount Value
Block, Inc. (continued)
6813428.SQ.FTS.B, Zero Cpn, 1/04/25 ... $ 1,547 $ 1,400
6813899.SQ.FTS.B, Zero Cpn, 1/04/25 ... 4,011 3,432
6814316.SQ.FTS.B, Zero Cpn, 1/05/25 ... 9,473 7,566
6814762.SQ.FTS.B, Zero Cpn, 1/05/25 ... 313 308
6814783.SQ.FTS.B, Zero Cpn, 1/05/25 ... 750 733
6815496.SQ.FTS.B, Zero Cpn, 1/05/25 ... 32,231 28,324
6816661.SQ.FTS.B, Zero Cpn, 1/05/25 ... 8,239 6,750
6818914.SQ.FTS.B, Zero Cpn, 1/06/25 ... 4,376 4,133
6819280.SQ.FTS.B, Zero Cpn, 1/06/25 ... 405 389
6819930.SQ.FTS.B, Zero Cpn, 1/06/25 ... 2,895 2,828
6820141.SQ.FTS.B, Zero Cpn, 1/06/25 ... 3,244 3,171
6820797.SQ.FTS.B, Zero Cpn, 1/06/25 ... 3,932 2,748
6821264.SQ.FTS.B, Zero Cpn, 1/06/25 ... 33,369 19,450
6822545.SQ.FTS.B, Zero Cpn, 1/07/25 ... 13,702 12,323
6823299.SQ.FTS.B, Zero Cpn, 1/07/25 ... 434 366
6823326.SQ.FTS.B, Zero Cpn, 1/07/25 ... 7,229 7,027
6824272.SQ.FTS.B, Zero Cpn, 1/07/25 ... 77 76
6824522.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,558 2,260
6825415.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,809 1,570
6825993.SQ.FTS.B, Zero Cpn, 1/08/25 ... 719 675
6826119.SQ.FTS.B, Zero Cpn, 1/08/25 ... 253 250
6826212.SQ.FTS.B, Zero Cpn, 1/08/25 ... 11,278 8,081
6826580.SQ.FTS.B, Zero Cpn, 1/08/25 ... 288 279
6826592.SQ.FTS.B, Zero Cpn, 1/08/25 ... 1,486 1,442
6826739.SQ.FTS.B, Zero Cpn, 1/09/25 ... 3,356 3,295
6826864.SQ.FTS.B, Zero Cpn, 1/09/25 ... 4,047 3,859
6826936.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,274 760
6826954.SQ.FTS.B, Zero Cpn, 1/09/25 ... 704 622
6826965.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,200 1,180
6827188.SQ.FTS.B, Zero Cpn, 1/09/25 ... 680 267
6827196.SQ.FTS.B, Zero Cpn, 1/09/25 ... 3,723 3,354
6828179.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,502 1,421
6828714.SQ.FTS.B, Zero Cpn, 1/10/25 ... 810 789
6828832.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,941 1,791
6828951.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,291 4,483
6829291.SQ.FTS.B, Zero Cpn, 1/10/25 ... 13,368 7,609
6829390.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,216 1,138
6829450.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,612 1,588
6830214.SQ.FTS.B, Zero Cpn, 1/10/25 ... 610 605
6830230.SQ.FTS.B, Zero Cpn, 1/10/25 ... 4,220 3,021
6830371.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,363 2,310
6832254.SQ.FTS.B, Zero Cpn, 1/11/25 ... 428 387
6832268.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,102 1,061
6832385.SQ.FTS.B, Zero Cpn, 1/11/25 ... 12,467 7,888
6832657.SQ.FTS.B, Zero Cpn, 1/11/25 ... 3,305 2,988
6832814.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,863 1,810
6833705.SQ.FTS.B, Zero Cpn, 1/11/25 ... 358 345
6835083.SQ.FTS.B, Zero Cpn, 1/12/25 ... 2,645 2,403
6835286.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,811 1,757
6835679.SQ.FTS.B, Zero Cpn, 1/12/25 ... 596 591
6835781.SQ.FTS.B, Zero Cpn, 1/12/25 ... 6,416 6,260
6838444.SQ.FTS.B, Zero Cpn, 1/13/25 ... 2,826 2,707
6838587.SQ.FTS.B, Zero Cpn, 1/13/25 ... 895 863
6839017.SQ.FTS.B, Zero Cpn, 1/13/25 ... 512 453
6839109.SQ.FTS.B, Zero Cpn, 1/13/25 ... 688 683
6839231.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,598 1,582
6839397.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,130 1,058
6840156.SQ.FTS.B, Zero Cpn, 1/13/25 ... 3,189 2,817

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6840285.SQ.FTS.B, Zero Cpn, 1/13/25 ... $ 4,543 $ 4,345
6841773.SQ.FTS.B, Zero Cpn, 1/13/25 ... 16,852 16,110
6842174.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,532 4,167
6842467.SQ.FTS.B, Zero Cpn, 1/14/25 ... 2,139 1,582
6842576.SQ.FTS.B, Zero Cpn, 1/14/25 ... 215 213
6842903.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,246 3,791
6843843.SQ.FTS.B, Zero Cpn, 1/14/25 ... 5,950 5,901
6844326.SQ.FTS.B, Zero Cpn, 1/14/25 ... 570 357
6844499.SQ.FTS.B, Zero Cpn, 1/14/25 ... 713 554
6846643.SQ.FTS.B, Zero Cpn, 1/16/25 ... 1,320 1,308
6847031.SQ.FTS.B, Zero Cpn, 1/17/25 ... 296 285
6849472.SQ.FTS.B, Zero Cpn, 1/17/25 ... 3,786 3,534
6850861.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,325 2,748
6850978.SQ.FTS.B, Zero Cpn, 1/18/25 ... 9,740 9,181
6851489.SQ.FTS.B, Zero Cpn, 1/18/25 ... 14,067 13,831
6852397.SQ.FTS.B, Zero Cpn, 1/18/25 ... 124 123
6852669.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,217 1,019
6852714.SQ.FTS.B, Zero Cpn, 1/18/25 ... 4,099 3,987
6852998.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,231 3,059
6853138.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,150 2,799
6853261.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,570 1,532
6853678.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,528 610
6854031.SQ.FTS.B, Zero Cpn, 1/19/25 ... 156 131
6854061.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,548 453
6854113.SQ.FTS.B, Zero Cpn, 1/19/25 ... 860 261
6854255.SQ.FTS.B, Zero Cpn, 1/19/25 ... 472 441
6854334.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,393 964
6854489.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,725 2,676
6854785.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,721 2,961
6854897.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,636 2,080
6854996.SQ.FTS.B, Zero Cpn, 1/19/25 ... 3,827 2,653
6855299.SQ.FTS.B, Zero Cpn, 1/19/25 ... 16,159 15,398
6855976.SQ.FTS.B, Zero Cpn, 1/19/25 ... 3,712 3,614
6856230.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,101 1,827
6856361.SQ.FTS.B, Zero Cpn, 1/19/25 ... 377 297
6856451.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,061 2,650
6858159.SQ.FTS.B, Zero Cpn, 1/20/25 ... 201 194
6858228.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,263 2,966
6858720.SQ.FTS.B, Zero Cpn, 1/20/25 ... 198 159
6858854.SQ.FTS.B, Zero Cpn, 1/20/25 ... 8,486 5,406
6859829.SQ.FTS.B, Zero Cpn, 1/20/25 ... 233 231
6859865.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,344 5,265
6860414.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,989 3,862
6860713.SQ.FTS.B, Zero Cpn, 1/20/25 ... 4,164 1,619
6860765.SQ.FTS.B, Zero Cpn, 1/20/25 ... 6,489 4,934
6860904.SQ.FTS.B, Zero Cpn, 1/20/25 ... 11,525 11,346
6861610.SQ.FTS.B, Zero Cpn, 1/21/25 ... 16,174 8,544
6862450.SQ.FTS.B, Zero Cpn, 1/21/25 ... 67 66
6862726.SQ.FTS.B, Zero Cpn, 1/21/25 ... 3,303 2,523
6864433.SQ.FTS.B, Zero Cpn, 1/21/25 ... 4,945 4,751
6865330.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,714 686
6865580.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,917 998
6865607.SQ.FTS.B, Zero Cpn, 1/23/25 ... 801 775
6865728.SQ.FTS.B, Zero Cpn, 1/23/25 ... 857 838
6865768.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,031 1,986
6867081.SQ.FTS.B, Zero Cpn, 1/24/25 ... 4,473 4,301
6867279.SQ.FTS.B, Zero Cpn, 1/24/25 ... 9,206 8,853
6867593.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,231 1,124
Description
Principal
Amount Value
Block, Inc. (continued)
6867756.SQ.FTS.B, Zero Cpn, 1/24/25 ... $ 1,352 $ 667
6868199.SQ.FTS.B, Zero Cpn, 1/24/25 ... 535 485
6868209.SQ.FTS.B, Zero Cpn, 1/24/25 ... 12,771 12,547
6868585.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,686 3,530
6868681.SQ.FTS.B, Zero Cpn, 1/24/25 ... 975 757
6868707.SQ.FTS.B, Zero Cpn, 1/24/25 ... 959 299
6868733.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,096 1,029
6868776.SQ.FTS.B, Zero Cpn, 1/24/25 ... 9,024 8,896
6869320.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,374 1,221
6869344.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,869 1,828
6869416.SQ.FTS.B, Zero Cpn, 1/24/25 ... 4,170 2,231
6869501.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,142 1,097
6870680.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,289 1,254
6870762.SQ.FTS.B, Zero Cpn, 1/25/25 ... 584 577
6870902.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,296 1,273
6871168.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,111 950
6871187.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,994 2,769
6871309.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,693 986
6871394.SQ.FTS.B, Zero Cpn, 1/25/25 ... 4,870 4,411
6871543.SQ.FTS.B, Zero Cpn, 1/25/25 ... 4,415 4,332
6871666.SQ.FTS.B, Zero Cpn, 1/25/25 ... 775 691
6872268.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,815 1,806
6872638.SQ.FTS.B, Zero Cpn, 1/25/25 ... 5,589 5,366
6872920.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,224 1,198
6872995.SQ.FTS.B, Zero Cpn, 1/26/25 ... 654 567
6873357.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,017 1,106
6873914.SQ.FTS.B, Zero Cpn, 1/26/25 ... 13,681 13,173
6874440.SQ.FTS.B, Zero Cpn, 1/26/25 ... 411 395
6874453.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,534 1,468
6874546.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,098 2,564
6874599.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,978 4,850
6874785.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,702 673
6874934.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,491 3,281
6877229.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,338 1,316
6877363.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,411 2,351
6877543.SQ.FTS.B, Zero Cpn, 1/27/25 ... 652 634
6877575.SQ.FTS.B, Zero Cpn, 1/27/25 ... 128 127
6877962.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,238 2,200
6878099.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,930 2,695
6878189.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,561 1,538
6878296.SQ.FTS.B, Zero Cpn, 1/27/25 ... 488 476
6878988.SQ.FTS.B, Zero Cpn, 1/27/25 ... 31,652 5,925
6879546.SQ.FTS.B, Zero Cpn, 1/27/25 ... 950 300
6879563.SQ.FTS.B, Zero Cpn, 1/27/25 ... 746 718
6879630.SQ.FTS.B, Zero Cpn, 1/27/25 ... 3,370 3,126
6879790.SQ.FTS.B, Zero Cpn, 1/27/25 ... 6,958 5,032
6879981.SQ.FTS.B, Zero Cpn, 1/27/25 ... 5,658 5,244
6880076.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,496 2,421
6881428.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,813 1,577
6881604.SQ.FTS.B, Zero Cpn, 1/28/25 ... 538 532
6883274.SQ.FTS.B, Zero Cpn, 1/28/25 ... 5,452 5,252
6883520.SQ.FTS.B, Zero Cpn, 1/28/25 ... 1,653 1,619
6884016.SQ.FTS.B, Zero Cpn, 1/28/25 ... 504 487
6884400.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,042 1,018
6884806.SQ.FTS.B, Zero Cpn, 1/30/25 ... 382 333
6884886.SQ.FTS.B, Zero Cpn, 1/30/25 ... 3,262 3,060
6885061.SQ.FTS.B, Zero Cpn, 1/30/25 ... 13,984 7,508
6885410.SQ.FTS.B, Zero Cpn, 1/30/25 ... 506 478

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6886237.SQ.FTS.B, Zero Cpn, 1/31/25 ... $ 1,425 $ 1,294
6886392.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,475 2,369
6886565.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,330 3,942
6886789.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,624 1,594
6886999.SQ.FTS.B, Zero Cpn, 1/31/25 ... 738 354
6887251.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,048 2,991
6887861.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,571 2,118
6887999.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,138 1,997
6888067.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,724 1,691
6888509.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,816 1,204
6888564.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,048 2,953
6888706.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,932 3,810
6889162.SQ.FTS.B, Zero Cpn, 1/31/25 ... 980 803
6889192.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,079 4,912
6890304.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,844 3,741
6890477.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,691 1,648
6890590.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,323 2,115
6890782.SQ.FTS.B, Zero Cpn, 2/01/25 ... 14,305 4,076
6891209.SQ.FTS.B, Zero Cpn, 2/01/25 ... 28,593 27,150
6892310.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,492 2,428
6892469.SQ.FTS.B, Zer o Cpn, 2/01/25 ... 660 641
6892505.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,618 1,541
6892586.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,203 1,075
6892642.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,633 2,564
6892716.SQ.FTS.B, Zero Cpn, 2/02/25 ... 15,679 3,447
6893064.SQ.FTS.B, Zero Cpn, 2/02/25 ... 8,682 6,938
6893424.SQ.FTS.B, Zero Cpn, 2/02/25 ... 515 489
6893482.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,390 1,298
6893542.SQ.FTS.B, Zero Cpn, 2/02/25 ... 9,008 7,005
6893818.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,516 1,420
6894291.SQ.FTS.B, Zero Cpn, 2/02/25 ... 782 128
6895649.SQ.FTS.B, Zero Cpn, 2/02/25 ... 240 217
6895735.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,054 2,460
6897625.SQ.FTS.B, Zero Cpn, 2/03/25 ... 1,640 1,544
6897991.SQ.FTS.B, Zero Cpn, 2/03/25 ... 9,177 6,224
6898963.SQ.FTS.B, Zero Cpn, 2/03/25 ... 3,772 3,702
6899605.SQ.FTS.B, Zero Cpn, 2/03/25 ... 20,215 17,198
6901406.SQ.FTS.B, Zero Cpn, 2/04/25 ... 561 547
6901545.SQ.FTS.B, Zero Cpn, 2/04/25 ... 2,393 1,911
6901684.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,050 2,790
6902064.SQ.FTS.B, Zero Cpn, 2/04/25 ... 920 906
6902178.SQ.FTS.B, Zero Cpn, 2/04/25 ... 9,497 9,233
6903390.SQ.FTS.B, Zero Cpn, 2/04/25 ... 6,892 3,956
6903487.SQ.FTS.B, Zero Cpn, 2/04/25 ... 10,950 2,681
6905266.SQ.FTS.B, Zero Cpn, 2/06/25 ... 5,627 4,546
6905534.SQ.FTS.B, Zero Cpn, 2/06/25 ... 3,413 1,305
6905582.SQ.FTS.B, Zero Cpn, 2/06/25 ... 1,628 1,617
6906105.SQ.FTS.B, Zero Cpn, 2/07/25 ... 929 916
6906251.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,151 1,891
6906391.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,189 1,339
6906833.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,747 3,026
6906964.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,737 1,453
6907017.SQ.FTS.B, Zero Cpn, 2/07/25 ... 580 572
6907610.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,419 2,893
6909180.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,414 3,310
6909253.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,413 544
6909279.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,742 3,653
6909772.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,121 3,047
Description
Principal
Amount Value
Block, Inc. (continued)
6909971.SQ.FTS.B, Zero Cpn, 2/08/25 ... $ 772 $ 727
6910000.SQ.FTS.B, Zero Cpn, 2/08/25 ... 643 629
6910295.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,216 1,184
6910351.SQ.FTS.B, Zero Cpn, 2/08/25 ... 6,234 5,035
6910689.SQ.FTS.B, Zero Cpn, 2/08/25 ... 7,709 7,307
6910926.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,023 1,008
6911238.SQ.FTS.B, Zero Cpn, 2/08/25 ... 10,659 5,583
6912511.SQ.FTS.B, Zero Cpn, 2/09/25 ... 26,668 10,286
6913367.SQ.FTS.B, Zero Cpn, 2/09/25 ... 735 692
6913377.SQ.FTS.B, Zero Cpn, 2/09/25 ... 17,986 17,684
6914328.SQ.FTS.B, Zero Cpn, 2/09/25 ... 47,798 21,494
6916064.SQ.FTS.B, Zero Cpn, 2/10/25 ... 8,288 8,022
6916657.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,852 1,771
6916843.SQ.FTS.B, Zero Cpn, 2/10/25 ... 4,830 1,906
6916953.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,426 1,345
6917870.SQ.FTS.B, Zero Cpn, 2/10/25 ... 8,911 5,907
6918116.SQ.FTS.B, Zero Cpn, 2/10/25 ... 2,525 2,313
6918389.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,084 1,051
6918575.SQ.FTS.B, Zero Cpn, 2/10/25 ... 2,428 2,165
6918684.SQ.FTS.B, Zero Cpn, 2/10/25 ... 42,994 29,017
6919377.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,925 1,864
6919469.SQ.FTS.B, Zero Cpn, 2/11/25 ... 13,730 12,129
6919873.SQ.FTS.B, Zero Cpn, 2/11/25 ... 7,347 5,974
6920001.SQ.FTS.B, Zero Cpn, 2/11/25 ... 5,118 4,203
6920165.SQ.FTS.B, Zero Cpn, 2/11/25 ... 225 224
6920198.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,707 2,333
6920256.SQ.FTS.B, Zero Cpn, 2/11/25 ... 9,169 3,739
6920356.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,229 356
6920685.SQ.FTS.B, Zero Cpn, 2/12/25 ... 4,703 4,634
6920881.SQ.FTS.B, Zero Cpn, 2/12/25 ... 19,317 18,258
6921289.SQ.FTS.B, Zero Cpn, 2/13/25 ... 640 611
6921803.SQ.FTS.B, Zero Cpn, 2/14/25 ... 1,391 1,362
6922012.SQ.FTS.B, Zero Cpn, 2/14/25 ... 1,798 1,737
6922099.SQ.FTS.B, Zero Cpn, 2/14/25 ... 8,374 8,181
6922314.SQ.FTS.B, Zero Cpn, 2/14/25 ... 14,464 6,906
6922498.SQ.FTS.B, Zero Cpn, 2/14/25 ... 10,623 10,312
6922819.SQ.FTS.B, Zero Cpn, 2/14/25 ... 7,595 7,493
6923055.SQ.FTS.B, Zero Cpn, 2/14/25 ... 1,076 1,062
6923071.SQ.FTS.B, Zero Cpn, 2/14/25 ... 23,481 22,204
6928502.SQ.FTS.B, Zero Cpn, 2/16/25 ... 392 365
6929014.SQ.FTS.B, Zero Cpn, 2/16/25 ... 40,358 38,193
6932368.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,978 3,862
6933461.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,865 1,216
6933493.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,001 1,942
6933547.SQ.FTS.B, Zero Cpn, 2/17/25 ... 820 751
6933764.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,309 3,214
6933966.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,572 5,369
6934200.SQ.FTS.B, Zero Cpn, 2/17/25 ... 8,701 8,429
6935097.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,515 2,060
6935509.SQ.FTS.B, Zero Cpn, 2/17/25 ... 957 944
6935560.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,812 1,410
6935877.SQ.FTS.B, Zero Cpn, 2/17/25 ... 967 935
6936080.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,767 1,565
6936224.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,834 3,744
6936381.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,117 4,576
6936445.SQ.FTS.B, Zero Cpn, 2/17/25 ... 10,175 4,960
6936519.SQ.FTS.B, Zero Cpn, 2/17/25 ... 401 392
6936577.SQ.FTS.B, Zero Cpn, 2/17/25 ... 13,954 7,801

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6936729.SQ.FTS.B, Zero Cpn, 2/17/25 ... $ 871 $ 825
6936737.SQ.FTS.B, Zero Cpn, 2/17/25 ... 913 901
6936776.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,645 2,166
6936803.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,506 5,047
6936951.SQ.FTS.B, Zero Cpn, 2/17/25 ... 35 35
6937020.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,998 4,482
6937162.SQ.FTS.B, Zero Cpn, 2/18/25 ... 11,239 11,074
6937687.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,056 1,954
6937845.SQ.FTS.B, Zero Cpn, 2/18/25 ... 6,702 6,359
6938046.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,994 3,314
6938129.SQ.FTS.B, Zero Cpn, 2/18/25 ... 957 519
6938227.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,131 2,484
6938470.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,381 1,355
6938674.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,252 3,153
6939214.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,963 1,901
6939265.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,370 2,272
6939329.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,141 2,436
6939361.SQ.FTS.B, Zero Cpn, 2/18/25 ... 861 837
6939388.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,115 1,789
6939693.SQ.FTS.B, Zero Cpn, 2/18/25 ... 16,069 15,799
6940658.SQ.FTS.B, Zero Cpn, 2/18/25 ... 7,564 7,038
6941002.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,743 1,649
6941070.SQ.FTS.B, Zero Cpn, 2/18/25 ... 660 546
6941165.SQ.FTS.B, Zero Cpn, 2/19/25 ... 2,193 2,154
6941280.SQ.FTS.B, Zero Cpn, 2/19/25 ... 1,029 424
6941294.SQ.FTS.B, Zero Cpn, 2/19/25 ... 4,003 2,647
6941335.SQ.FTS.B, Zero Cpn, 2/19/25 ... 599 590
6941360.SQ.FTS.B, Zero Cpn, 2/19/25 ... 2,543 2,481
6941405.SQ.FTS.B, Zero Cpn, 2/19/25 ... 1,550 1,337
6941439.SQ.FTS.B, Zero Cpn, 2/19/25 ... 5,090 4,567
6941545.SQ.FTS.B, Zero Cpn, 2/19/25 ... 3,472 2,136
6942187.SQ.FTS.B, Zero Cpn, 2/20/25 ... 2,762 1,718
6942465.SQ.FTS.B, Zero Cpn, 2/20/25 ... 3,363 2,102
6943108.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,833 1,541
6943225.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,989 5,790
6943641.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,212 1,191
6944003.SQ.FTS.B, Zero Cpn, 2/21/25 ... 3,394 2,818
6944071.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,964 4,122
6944283.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,667 2,622
6944390.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,510 2,114
6944466.SQ.FTS.B, Zero C pn, 2/21/25 ... 1,823 1,545
6944504.SQ.FTS.B, Zero Cpn, 2/21/25 ... 23,137 16,136
6944879.SQ.FTS.B, Zero Cpn, 2/21/25 ... 19,946 18,970
6945549.SQ.FTS.B, Zero Cpn, 2/21/25 ... 9,554 9,278
6945938.SQ.FTS.B, Zero Cpn, 2/21/25 ... 3,292 3,212
6946056.SQ.FTS.B, Zero Cpn, 2/21/25 ... 24,749 20,766
6946498.SQ.FTS.B, Zero Cpn, 2/21/25 ... 8,958 4,677
6946823.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,578 3,054
6948222.SQ.FTS.B, Zero Cpn, 2/22/25 ... 23,080 19,416
6949328.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,721 1,384
6949752.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,246 5,147
6950351.SQ.FTS.B, Zero Cpn, 2/23/25 ... 25,436 24,057
6951670.SQ.FTS.B, Zero Cpn, 2/23/25 ... 713 704
6951708.SQ.FTS.B, Zero Cpn, 2/23/25 ... 131 127
6951722.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,928 2,909
6952811.SQ.FTS.B, Zero Cpn, 2/23/25 ... 9,352 7,059
6952990.SQ.FTS.B, Zero Cpn, 2/23/25 ... 8,400 8,282
6954757.SQ.FTS.B, Zero Cpn, 2/24/25 ... 796 786
Description
Principal
Amount Value
Block, Inc. (continued)
6954966.SQ.FTS.B, Zero Cpn, 2/24/25 ... $ 7,659 $ 5,841
6955378.SQ.FTS.B, Zero Cpn, 2/24/25 ... 1,018 975
6955514.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,824 1,372
6955588.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,260 1,805
6955667.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,450 1,967
6955765.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,147 2,125
6955886.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,079 2,739
6955979.SQ.FTS.B, Zero Cpn, 2/24/25 ... 12,965 12,786
6956752.SQ.FTS.B, Zero Cpn, 2/24/25 ... 7,387 7,024
6957098.SQ.FTS.B, Zero Cpn, 2/24/25 ... 392 390
6957156.SQ.FTS.B, Zero Cpn, 2/24/25 ... 797 332
6957334.SQ.FTS.B, Zero Cpn, 2/24/25 ... 608 387
6957595.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,541 654
6957622.SQ.FTS.B, Zero Cpn, 2/24/25 ... 730 723
6957679.SQ.FTS.B, Zero Cpn, 2/24/25 ... 11,803 11,437
6958264.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,404 2,287
6958313.SQ.FTS.B, Zero Cpn, 2/24/25 ... 4,865 4,683
6958559.SQ.FTS.B, Zero Cpn, 2/25/25 ... 21,621 6,454
6959245.SQ.FTS.B, Zero Cpn, 2/25/25 ... 11,173 10,842
6959771.SQ.FTS.B, Zero Cpn, 2/25/25 ... 64 63
6959837.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,414 4,220
6960597.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,070 743
6960629.SQ.FTS.B, Zero Cpn, 2/25/25 ... 6,156 5,274
6960759.SQ.FTS.B, Zero Cpn, 2/25/25 ... 6,195 5,497
6961528.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,472 637
6961761.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,571 2,890
6962075.SQ.FTS.B, Zero Cpn, 2/25/25 ... 391 353
6962083.SQ.FTS.B, Zero Cpn, 2/25/25 ... 17,946 13,035
6962488.SQ.FTS.B, Zero Cpn, 2/26/25 ... 11,669 10,391
6962750.SQ.FTS.B, Zero Cpn, 2/26/25 ... 3,199 3,162
6962846.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,774 1,601
6962893.SQ.FTS.B, Zero Cpn, 2/26/25 ... 4,899 4,834
6963107.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,222 1,196
6963451.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,876 1,214
6963533.SQ.FTS.B, Zero Cpn, 2/27/25 ... 916 866
6963666.SQ.FTS.B, Zero Cpn, 2/27/25 ... 7,146 6,512
6964024.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,669 2,340
6964210.SQ.FTS.B, Zero Cpn, 2/28/25 ... 959 945
6964280.SQ.FTS.B, Zero Cpn, 2/28/25 ... 797 782
6964622.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,830 1,672
6964669.SQ.FTS.B, Zero Cpn, 2/28/25 ... 517 460
6964929.SQ.FTS.B, Zero Cpn, 2/28/25 ... 527 489
6964955.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,223 896
6964981.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,245 6,064
6965159.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,508 3,672
6965459.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,227 3,176
6965565.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,604 4,519
6965742.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,892 1,628
6965888.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,011 6,367
6966051.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,586 783
6966079.SQ.FTS.B, Zero Cpn, 2/28/25 ... 26,034 18,146
6966570.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,405 6,812
6966676.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,087 3,264
6966807.SQ.FTS.B, Zero Cpn, 2/28/25 ... 14,229 6,916
6967002.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,292 4,819
6967162.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,558 2,503
6967265.SQ.FTS.B, Zero Cpn, 2/28/25 ... 29,452 15,265
6968625.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,597 4,487

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6969043.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 1,509 $ 1,433
6969213.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,985 2,363
6969284.SQ.FTS.B, Zero Cpn, 2/28/25 ... 563 559
6969530.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,324 2,279
6969623.SQ.FTS.B, Zero Cpn, 2/28/25 ... 322 309
6969659.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,215 1,191
6969701.SQ.FTS.B, Zero Cpn, 2/28/25 ... 12,405 9,160
6970204.SQ.FTS.B, Zero Cpn, 2/28/25 ... 299 297
6970303.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,873 1,004
6970317.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,473 5,763
6971009.SQ.FTS.B, Zero Cpn, 2/28/25 ... 467 456
6971200.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,769 4,972
6971273.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,156 1,105
6971330.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,392 1,329
6971476.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,012 1,958
6971611.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,085 4,939
6971918.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,984 4,778
6972162.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,071 1,064
6972507.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,283 2,215
6972593.SQ.FTS.B, Zero Cpn, 2/28/25 ... 803 774
6972626.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,798 3,476
6973052.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,990 1,943
6973145.SQ.FTS.B, Zero Cpn, 2/28/25 ... 996 959
6973287.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,887 2,057
6973457.SQ.FTS.B, Zero Cpn, 2/28/25 ... 505 283
6973499.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,045 679
6973530.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,634 931
6973782.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,073 6,121
6973985.SQ.FTS.B, Zero Cpn, 2/28/25 ... 257 252
6974023.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,940 1,854
6974095.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,787 4,649
6977432.SQ.FTS.B, Zero Cpn, 2/28/25 ... 923 906
6977489.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,202 3,078
6977593.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,533 1,330
6977773.SQ.FTS.B, Zero Cpn, 2/28/25 ... 146 145
6977822.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,731 2,662
6977932.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,435 760
6978405.SQ.FTS.B, Zero Cpn, 2/28/25 ... 655 653
6978960.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,417 3,351
6979081.SQ.FTS.B, Zero Cpn, 2/28/25 ... 91 88
6979098.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,716 2,665
6979187.SQ.FTS.B, Zero Cpn, 2/28/25 ... 36,831 33,679
6979980.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,866 2,779
6980139.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,642 2,441
6980213.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,000 1,886
6980850.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,871 1,835
6980904.SQ.FTS.B, Zero Cpn, 2/28/25 ... 39,418 36,090
6981429.SQ.FTS.B, Zero Cpn, 3/01/25 ... 4,434 4,309
6981619.SQ.FTS.B, Zero Cpn, 3/01/25 ... 7,096 6,955
6982274.SQ.FTS.B, Zero Cpn, 3/01/25 ... 8,419 7,753
6982590.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,899 2,847
6982903.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,814 2,939
6982956.SQ.FTS.B, Zero Cpn, 3/01/25 ... 7,307 7,235
6983659.SQ.FTS.B, Zero Cpn, 3/01/25 ... 157 154
6983671.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,611 2,402
6983938.SQ.FTS.B, Zero Cpn, 3/01/25 ... 11,254 10,234
6984186.SQ.FTS.B, Zero Cpn, 3/01/25 ... 559 399
6984206.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,203 3,150
Description
Principal
Amount Value
Block, Inc. (continued)
6985204.SQ.FTS.B, Zero Cpn, 3/02/25 ... $ 622 $ 595
6985220.SQ.FTS.B, Zero Cpn, 3/02/25 ... 492 279
6985229.SQ.FTS.B, Zero Cpn, 3/02/25 ... 789 691
6985241.SQ.FTS.B, Zero Cpn, 3/02/25 ... 809 798
6985273.SQ.FTS.B, Zero Cpn, 3/02/25 ... 2,970 994
6985716.SQ.FTS.B, Zero Cpn, 3/03/25 ... 2,416 2,315
6985777.SQ.FTS.B, Zero Cpn, 3/03/25 ... 755 506
6985787.SQ.FTS.B, Zero Cpn, 3/03/25 ... 6,373 5,576
6985983.SQ.FTS.B, Zero Cpn, 3/03/25 ... 914 896
6986211.SQ.FTS.B, Zero Cpn, 3/03/25 ... 2,118 1,248
6986260.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,019 1,245
6986596.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,147 2,114
6986723.SQ.FTS.B, Zero Cpn, 3/04/25 ... 540 518
6986732.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,126 1,747
6986779.SQ.FTS.B, Zero Cpn, 3/04/25 ... 4,441 3,426
6986883.SQ.FTS.B, Zero Cpn, 3/04/25 ... 3,519 3,418
6987193.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,642 2,529
6987544.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,323 2,280
6987677.SQ.FTS.B, Zero Cpn, 3/05/25 ... 449 263
6988810.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,204 1,191
6988906.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,601 1,366
6988972.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,144 1,782
6989032.SQ.FTS.B, Zero Cpn, 3/05/25 ... 9,829 9,534
6989969.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,503 1,373
6989985.SQ.FTS.B, Zero Cpn, 3/05/25 ... 769 667
6990047.SQ.FTS.B, Zero Cpn, 3/05/25 ... 6,496 6,405
6990197.SQ.FTS.B, Zero Cpn, 3/05/25 ... 4,753 4,603
6990296.SQ.FTS.B, Zero Cpn, 3/05/25 ... 8,012 3,688
6990348.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,200 1,920
6990418.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,375 2,328
6990727.SQ.FTS.B, Zero Cpn, 3/06/25 ... 18,387 16,068
6991152.SQ.FTS.B, Zero Cpn, 3/06/25 ... 984 971
6991196.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,279 2,320
6991273.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,263 1,782
6991595.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,054 2,356
6992169.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,260 1,202
6992374.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,854 1,884
6992507.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,622 2,248
6992564.SQ.FTS.B, Zero Cpn, 3/06/25 ... 7,444 6,751
6992954.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,194 1,121
6992980.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,807 5,283
6993093.SQ.FTS.B, Zero Cpn, 3/06/25 ... 130 129
6993196.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,224 1,995
6993500.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,019 1,973
6993612.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,461 2,407
6993734.SQ.FTS.B, Zero Cpn, 3/06/25 ... 4,294 4,187
6995631.SQ.FTS.B, Zero Cpn, 3/07/25 ... 2,615 2,516
6996964.SQ.FTS.B, Zero Cpn, 3/07/25 ... 585 539
6996992.SQ.FTS.B, Zero Cpn, 3/07/25 ... 26,963 16,392
6997755.SQ.FTS.B, Zero Cpn, 3/07/25 ... 116 115
6997764.SQ.FTS.B, Zero Cpn, 3/07/25 ... 15,202 14,809
6999650.SQ.FTS.B, Zero Cpn, 3/08/25 ... 867 759
6999863.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,829 4,345
7000454.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,376 1,323
7000476.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,512 947
7000865.SQ.FTS.B, Zero Cpn, 3/08/25 ... 22,067 21,640
7001929.SQ.FTS.B, Zero Cpn, 3/08/25 ... 23,580 15,217
7002308.SQ.FTS.B, Zero Cpn, 3/09/25 ... 904 832

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7002426.SQ.FTS.B, Zero Cpn, 3/09/25 ... $ 1,140 $ 860
7002443.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,196 1,843
7002471.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,145 2,105
7002610.SQ.FTS.B, Zero Cpn, 3/09/25 ... 17,254 13,718
7003146.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,351 2,293
7003256.SQ.FTS.B, Zero Cpn, 3/10/25 ... 2,661 2,504
7003674.SQ.FTS.B, Zero Cpn, 3/10/25 ... 4,699 4,621
7003900.SQ.FTS.B, Zero Cpn, 3/11/25 ... 8,797 8,459
7004443.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,207 286
7004499.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,249 2,192
7004680.SQ.FTS.B, Zero Cpn, 3/11/25 ... 690 667
7004959.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,098 1,893
7005010.SQ.FTS.B, Zero Cpn, 3/11/25 ... 616 605
7005046.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,116 3,031
7005245.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,910 3,459
7005376.SQ.FTS.B, Zero Cpn, 3/11/25 ... 283 275
7005431.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,154 2,087
7005506.SQ.FTS.B, Zero Cpn, 3/11/25 ... 22,131 20,261
7005940.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,089 2,927
7006546.SQ.FTS.B, Zero Cpn, 3/11/25 ... 20,301 19,707
7007029.SQ.FTS.B, Zero Cpn, 3/11/25 ... 958 928
7007058.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,999 1,965
7007162.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,025 3,945
7007244.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,599 1,764
7007402.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,747 1,727
7007456.SQ.FTS.B, Zero Cpn, 3/12/25 ... 30,197 29,373
7008617.SQ.FTS.B, Zero Cpn, 3/12/25 ... 5,292 3,542
7008977.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,773 1,266
7009259.SQ.FTS.B, Zero Cpn, 3/12/25 ... 3,009 2,559
7009740.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,301 1,228
7009760.SQ.FTS.B, Zero Cpn, 3/12/25 ... 396 380
7009778.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,660 1,644
7009850.SQ.FTS.B, Zero Cpn, 3/12/25 ... 4,731 4,660
7010049.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,461 2,410
7010131.SQ.FTS.B, Zero Cpn, 3/12/25 ... 32,629 28,884
7010824.SQ.FTS.B, Zero Cpn, 3/13/25 ... 830 806
7010885.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,134 1,889
7010951.SQ.FTS.B, Zero Cpn, 3/13/25 ... 29,356 25,065
7012037.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,838 972
7012100.SQ.FTS.B, Zero Cpn, 3/13/25 ... 786 756
7012175.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,035 1,949
7012291.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,164 4,063
7012640.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,597 2,566
7012805.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,164 798
7012825.SQ.FTS.B, Zero Cpn, 3/13/25 ... 30,958 28,808
7013636.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,728 2,690
7013753.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,826 1,785
7013896.SQ.FTS.B, Zero Cpn, 3/13/25 ... 29,639 29,220
7016317.SQ.FTS.B, Zero Cpn, 3/14/25 ... 6,574 6,088
7016562.SQ.FTS.B, Zero Cpn, 3/14/25 ... 156 154
7016598.SQ.FTS.B, Zero Cpn, 3/14/25 ... 11,440 10,972
7017831.SQ.FTS.B, Zero Cpn, 3/14/25 ... 49 49
7018441.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,707 2,346
7018508.SQ.FTS.B, Zero Cpn, 3/14/25 ... 9,613 9,470
7018954.SQ.FTS.B, Zero Cpn, 3/14/25 ... 7,914 7,612
7019301.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,801 1,756
7019673.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,295 728
7019693.SQ.FTS.B, Zero Cpn, 3/14/25 ... 295 223
Description
Principal
Amount Value
Block, Inc. (continued)
7020480.SQ.FTS.B, Zero Cpn, 3/15/25 ... $ 4,239 $ 4,152
7020752.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,811 2,622
7020860.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,418 2,349
7020977.SQ.FTS.B, Zero Cpn, 3/15/25 ... 7,116 7,019
7021418.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,437 1,368
7021474.SQ.FTS.B, Zero C pn, 3/15/25 ... 942 872
7021510.SQ.FTS.B, Zero Cpn, 3/15/25 ... 6,228 6,005
7021817.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,045 1,898
7021905.SQ.FTS.B, Zero Cpn, 3/15/25 ... 992 945
7021942.SQ.FTS.B, Zero Cpn, 3/15/25 ... 11,432 10,995
7022511.SQ.FTS.B, Zero Cpn, 3/15/25 ... 269 263
7022562.SQ.FTS.B, Zero Cpn, 3/15/25 ... 14,405 13,819
7023145.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,090 1,020
7023175.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,435 701
7023194.SQ.FTS.B, Zero Cpn, 3/15/25 ... 6,943 6,887
7024235.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,023 3,028
7024365.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,962 2,575
7024434.SQ.FTS.B, Zero Cpn, 3/15/25 ... 992 920
7024480.SQ.FTS.B, Zero Cpn, 3/15/25 ... 4,491 4,328
7024797.SQ.FTS.B, Zero Cpn, 3/16/25 ... 3,473 3,414
7024885.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,027 1,011
7024946.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,402 2,364
7025072.SQ.FTS.B, Zero Cpn, 3/16/25 ... 901 549
7025079.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,479 1,419
7025097.SQ.FTS.B, Zero Cpn, 3/16/25 ... 117 117
7025111.SQ.FTS.B, Zero Cpn, 3/16/25 ... 513 465
7025124.SQ.FTS.B, Zero Cpn, 3/16/25 ... 4,598 1,154
7025284.SQ.FTS.B, Zero Cpn, 3/16/25 ... 836 814
7025463.SQ.FTS.B, Zero Cpn, 3/16/25 ... 4,229 4,110
7025788.SQ.FTS.B, Zero Cpn, 3/17/25 ... 11,440 4,330
7025888.SQ.FTS.B, Zero Cpn, 3/17/25 ... 812 402
7026048.SQ.FTS.B, Zero Cpn, 3/17/25 ... 806 511
7026063.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,886 1,298
7026480.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,306 3,182
7026580.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,919 1,831
7026929.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,908 3,710
7027254.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,822 1,708
7027313.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,571 2,382
7027425.SQ.FTS.B, Zero Cpn, 3/18/25 ... 380 372
7027442.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,514 737
7027480.SQ.FTS.B, Zero Cpn, 3/18/25 ... 7,496 7,189
7027686.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,480 811
7027959.SQ.FTS.B, Zero Cpn, 3/18/25 ... 7,545 7,320
7028189.SQ.FTS.B, Zero Cpn, 3/18/25 ... 257 254
7028322.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,650 4,838
7028557.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,161 1,498
7028576.SQ.FTS.B, Zero Cpn, 3/18/25 ... 370 338
7028579.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,079 1,058
7028614.SQ.FTS.B, Zero Cpn, 3/18/25 ... 128 121
7029290.SQ.FTS.B, Zero Cpn, 3/18/25 ... 11,223 11,007
7029748.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,204 3,929
7029856.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,685 2,276
7029924.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,058 993
7030183.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,777 4,528
7030349.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,662 2,552
7030379.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,886 2,786
7030550.SQ.FTS.B, Zero Cpn , 3/19/25 ... 9,197 8,868
7031385.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,386 1,109

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7032083.SQ.FTS.B, Zero Cpn, 3/19/25 ... $ 2,283 $ 2,196
7032162.SQ.FTS.B, Zero Cpn, 3/19/25 ... 565 546
7032415.SQ.FTS.B, Zero Cpn, 3/19/25 ... 4,313 4,230
7032512.SQ.FTS.B, Zero Cpn, 3/19/25 ... 29,853 29,411
7033312.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,366 1,308
7033335.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,875 5,541
7033888.SQ.FTS.B, Zero Cpn, 3/19/25 ... 6,127 5,956
7034088.SQ.FTS.B, Zero Cpn, 3/19/25 ... 28,577 24,539
7034276.SQ.FTS.B, Zero Cpn, 3/20/25 ... 710 441
7034311.SQ.FTS.B, Zero Cpn, 3/20/25 ... 303 294
7034320.SQ.FTS.B, Zero Cpn, 3/20/25 ... 351 342
7035045.SQ.FTS.B, Zero Cpn, 3/20/25 ... 14,917 11,709
7035303.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,558 2,493
7035507.SQ.FTS.B, Zero Cpn, 3/20/25 ... 4,801 4,657
7036140.SQ.FTS.B, Zero Cpn, 3/20/25 ... 309 303
7036335.SQ.FTS.B, Zero Cpn, 3/20/25 ... 763 739
7036374.SQ.FTS.B, Zero Cpn, 3/20/25 ... 5,077 4,556
7037164.SQ.FTS.B, Zero Cpn, 3/20/25 ... 236 230
7037704.SQ.FTS.B, Zero Cpn, 3/20/25 ... 12,778 12,549
7039769.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,931 3,494
7039863.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,761 2,412
7039967.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,863 1,387
7040021.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,114 2,025
7040597.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,883 1,702
7040685.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,067 2,024
7040905.SQ.FTS.B, Zero Cpn, 3/21/25 ... 22,019 18,269
7041652.SQ.FTS.B, Zero Cpn, 3/21/25 ... 18,293 17,655
7042273.SQ.FTS.B, Zero Cpn, 3/21/25 ... 395 391
7042372.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,656 3,595
7042479.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,239 3,157
7042625.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,923 2,878
7042748.SQ.FTS.B, Zero Cpn, 3/21/25 ... 34,269 30,694
7043668.SQ.FTS.B, Zero Cpn, 3/21/25 ... 11,746 7,629
7043806.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,911 1,891
7044414.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,047 794
7044438.SQ.FTS.B, Zero Cpn, 3/22/25 ... 871 839
7044507.SQ.FTS.B, Zero Cpn, 3/22/25 ... 3,138 2,488
7045277.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,279 1,251
7047070.SQ.FTS.B, Zero Cpn, 3/23/25 ... 322 317
7047114.SQ.FTS.B, Zero Cpn, 3/23/25 ... 1,638 1,592
7047140.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,597 688
7047161.SQ.FTS.B, Zero Cpn, 3/23/25 ... 20,762 18,591
7047457.SQ.FTS.B, Zero Cpn, 3/23/25 ... 796 789
7047554.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,376 2,344
7047598.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,263 2,245
7047886.SQ.FTS.B, Zero Cpn, 3/23/25 ... 946 705
7047898.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,019 2,240
7048274.SQ.FTS.B, Zero Cpn, 3/24/25 ... 947 944
7048508.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,516 2,442
7048591.SQ.FTS.B, Zero Cpn, 3/24/25 ... 3,547 2,983
7048633.SQ.FTS.B, Zero Cpn, 3/24/25 ... 3,826 3,649
7048733.SQ.FTS.B, Zero Cpn, 3/24/25 ... 1,664 1,322
7048979.SQ.FTS.B, Zero Cpn, 3/25/25 ... 668 643
7049225.SQ.FTS.B, Zero Cpn, 3/25/25 ... 150 148
7049398.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,872 1,743
7049464.SQ.FTS.B, Zero Cpn, 3/25/25 ... 612 603
7049797.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,256 2,689
7049844.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,202 1,182
Description
Principal
Amount Value
Block, Inc. (continued)
7049893.SQ.FTS.B, Zero Cpn, 3/25/25 ... $ 1,347 $ 1,315
7049929.SQ.FTS.B, Zero Cpn, 3/25/25 ... 843 434
7049941.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,676 4,470
7050019.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,662 3,087
7050136.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,652 1,649
7050168.SQ.FTS.B, Zero Cpn, 3/25/25 ... 14,831 12,164
7050424.SQ.FTS.B, Zero Cpn, 3/25/25 ... 360 346
7050501.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,501 1,468
7050530.SQ.FTS.B, Zero Cpn , 3/25/25 ... 5,498 3,589
7050581.SQ.FTS.B, Zero Cpn, 3/25/25 ... 10,274 6,299
7050654.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,344 1,322
7050736.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,228 4,313
7050801.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,212 2,148
7050837.SQ.FTS.B, Zero Cpn, 3/25/25 ... 13,244 12,371
7051010.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,824 2,771
7051062.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,370 10,918
7051266.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,627 2,377
7051918.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,532 2,470
7051978.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,209 1,812
7052013.SQ.FTS.B, Zero Cpn, 3/25/25 ... 17,011 16,394
7052418.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,367 964
7052447.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,727 5,182
7052508.SQ.FTS.B, Zero Cpn, 3/25/25 ... 573 464
7052511.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,215 4,136
7052626.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,076 6,886
7052702.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,047 978
7052757.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,564 1,536
7052861.SQ.FTS.B, Zero Cpn, 3/26/25 ... 5,512 5,433
7053320.SQ.FTS.B, Zero Cpn, 3/26/25 ... 5,856 5,713
7053706.SQ.FTS.B, Zero Cpn, 3/26/25 ... 2,746 1,933
7053759.SQ.FTS.B, Zero Cpn, 3/26/25 ... 6,647 6,186
7054172.SQ.FTS.B, Zero Cpn, 3/26/25 ... 643 509
7054351.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,478 1,435
7054573.SQ.FTS.B, Zero Cpn, 3/26/25 ... 15,009 9,793
7055827.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,299 2,221
7055873.SQ.FTS.B, Zero Cpn, 3/27/25 ... 3,059 2,981
7055970.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,702 1,582
7056009.SQ.FTS.B, Zero Cpn, 3/27/25 ... 770 749
7056063.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,688 4,384
7056271.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,597 2,486
7056921.SQ.FTS.B, Zero Cpn, 3/27/25 ... 405 399
7056980.SQ.FTS.B, Zero Cpn, 3/27/25 ... 8,726 8,481
7057422.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,682 1,618
7057540.SQ.FTS.B, Zero Cpn, 3/27/25 ... 939 877
7057586.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,145 2,091
7057625.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,059 699
7057637.SQ.FTS.B, Zero Cpn, 3/27/25 ... 19,522 13,023
7057976.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,652 5,548
7058391.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,004 3,454
7058708.SQ.FTS.B, Zero Cpn, 3/27/25 ... 549 493
7058841.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,564 4,294
7060912.SQ.FTS.B, Zero Cpn, 3/28/25 ... 6,267 5,858
7062011.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,507 1,456
7062654.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,366 448
7062676.SQ.FTS.B, Zero Cpn, 3/28/25 ... 7,818 6,787
7062885.SQ.FTS.B, Zero Cpn, 3/28/25 ... 728 710
7063234.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,498 3,257
7063345.SQ.FTS.B, Zero Cpn, 3/28/25 ... 56,443 52,681

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7064997.SQ.FTS.B, Zero Cpn, 3/29/25 ... $ 2,134 $ 1,632
7065185.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,534 1,182
7065262.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,930 1,759
7065453.SQ.FTS.B, Zero Cpn, 3/29/25 ... 4,186 4,131
7065942.SQ.FTS.B, Zero Cpn, 3/29/25 ... 843 829
7066140.SQ.FTS.B, Zero Cpn, 3/29/25 ... 821 810
7066194.SQ.FTS.B, Zero Cpn, 3/29/25 ... 28,061 24,242
7067058.SQ.FTS.B, Zero Cpn, 3/29/25 ... 14,954 13,738
7067969.SQ.FTS.B, Zero Cpn, 3/29/25 ... 15,458 15,136
7068200.SQ.FTS.B, Zero Cpn, 3/30/25 ... 327 315
7068598.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,069 3,018
7068868.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,970 656
7068924.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,243 2,943
7068987.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,121 1,106
7069170.SQ.FTS.B, Zero Cpn, 4/01/25 ... 988 933
7069196.SQ.FTS.B, Zero Cpn, 4/01/25 ... 477 456
7069211.SQ.FTS.B, Zero Cpn, 4/01/25 ... 1,587 1,558
7069273.SQ.FTS.B, Zero Cpn, 4/01/25 ... 201 198
7069390.SQ.FTS.B, Zero Cpn, 4/01/25 ... 2,057 1,768
7069451.SQ.FTS.B, Zero Cpn, 4/01/25 ... 21,935 20,988
7070145.SQ.FTS.B, Zero Cpn, 4/02/25 ... 10,282 7,928
7071093.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,063 2,999
7071249.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,885 7,594
7071817.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,611 1,577
7071928.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,269 5,638
7072004.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,518 1,478
7072619.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,117 1,100
7072928.SQ.FTS.B, Zero Cpn, 4/02/25 ... 6,089 5,991
7073547.SQ.FTS.B, Zero Cpn, 4/02/25 ... 512 501
7073679.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,830 1,422
7073759.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,415 1,391
7073998.SQ.FTS.B, Zero Cpn, 4/03/25 ... 451 401
7074073.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,990 1,924
7074126.SQ.FTS.B, Zero Cpn, 4/03/25 ... 10,425 10,188
7074737.SQ.FTS.B, Zero Cpn, 4/03/25 ... 15,700 14,335
7075404.SQ.FTS.B, Zero Cpn, 4/03/25 ... 9,606 8,968
7075884.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,908 1,657
7076262.SQ.FTS.B, Zero Cpn, 4/03/25 ... 21,889 21,241
7076936.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,307 1,253
7076994.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,736 1,650
7077380.SQ.FTS.B, Zero Cpn, 4/03/25 ... 7,277 5,730
7077576.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,771 2,584
7077661.SQ.FTS.B, Zero Cpn, 4/03/25 ... 858 841
7077757.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,729 1,345
7078191.SQ.FTS.B, Zero Cpn, 4/04/25 ... 777 712
7078506.SQ.FTS.B, Zero Cpn, 4/04/25 ... 11,420 7,800
7078893.SQ.FTS.B, Zero Cpn, 4/04/25 ... 14,943 8,320
7079289.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,149 1,134
7079356.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,126 3,021
7079447.SQ.FTS.B, Zero Cpn, 4/04/25 ... 10,961 10,695
7080090.SQ.FTS.B, Zero Cpn, 4/04/25 ... 9,907 9,567
7081151.SQ.FTS.B, Zero Cpn, 4/04/25 ... 6,036 5,825
7085122.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,711 1,033
7085143.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,153 2,102
7085175.SQ.FTS.B, Zero Cpn, 4/05/25 ... 267 263
7085190.SQ.FTS.B, Zero Cpn, 4/05/25 ... 684 673
7085218.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,488 1,459
7085359.SQ.FTS.B, Zero Cpn, 4/05/25 ... 10,967 10,555
Description
Principal
Amount Value
Block, Inc. (continued)
7086337.SQ.FTS.B, Zero Cpn, 4/05/25 ... $ 15,107 $ 10,419
7086747.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,383 3,305
7086886.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,152 2,119
7087117.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,062 5,877
7087310.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,732 3,634
7087467.SQ.FTS.B, Zero Cpn, 4/05/25 ... 16,848 16,560
7088413.SQ.FTS.B, Zero Cpn, 4/05/25 ... 324 312
7088428.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,016 5,498
7088599.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,469 5,371
7088934.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,695 2,614
7089056.SQ.FTS.B, Zero Cpn, 4/06/25 ... 979 936
7089132.SQ.FTS.B, Zero Cpn, 4/06/25 ... 11,945 11,755
7090408.SQ.FTS.B, Zero Cpn, 4/06/25 ... 386 382
7090441.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,270 2,235
7090659.SQ.FTS.B, Zero Cpn, 4/06/25 ... 35,879 34,814
7091461.SQ.FTS.B, Zero Cpn, 4/06/25 ... 744 735
7091481.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,135 2,987
7091532.SQ.FTS.B, Zero Cpn, 4/06/25 ... 143 141
7091702.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,576 4,445
7091954.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,518 4,367
7092138.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,761 3,133
7092227.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,617 4,560
7092348.SQ.FTS.B, Zero Cpn, 4/07/25 ... 3,267 3,202
7092597.SQ.FTS.B, Zero Cpn, 4/07/25 ... 108 107
7092686.SQ.FTS.B, Zero Cpn, 4/07/25 ... 453 447
7092726.SQ.FTS.B, Zero Cpn, 4/07/25 ... 3,723 3,652
7093039.SQ.FTS.B, Zero Cpn, 4/07/25 ... 3,743 3,643
7093276.SQ.FTS.B, Zero Cpn, 4/08/25 ... 765 732
7093323.SQ.FTS.B, Zero Cpn, 4/08 /25 ... 1,309 715
7093368.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,968 1,938
7093550.SQ.FTS.B, Zero Cpn, 4/08/25 ... 706 688
7093679.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,013 763
7093714.SQ.FTS.B, Zero Cpn, 4/08/25 ... 186 184
7093745.SQ.FTS.B, Zero Cpn, 4/08/25 ... 142 135
7094011.SQ.FTS.B, Zero Cpn, 4/09/25 ... 226 220
7094049.SQ.FTS.B, Zero Cpn, 4/09/25 ... 3,682 3,580
7094253.SQ.FTS.B, Zero Cpn, 4/09/25 ... 334 323
7094271.SQ.FTS.B, Zero Cpn, 4/09/25 ... 5,783 4,962
7094575.SQ.FTS.B, Zero Cpn, 4/09/25 ... 31,098 27,764
7096392.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,658 3,219
7096604.SQ.FTS.B, Zero Cpn, 4/10/25 ... 195 189
7096633.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,390 1,375
7096826.SQ.FTS.B, Zero Cpn, 4/10/25 ... 896 876
7096932.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,091 2,055
7097219.SQ.FTS.B, Zero Cpn, 4/10/25 ... 986 940
7097310.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,889 2,832
7097479.SQ.FTS.B, Zero Cpn, 4/10/25 ... 9,363 5,206
7097917.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,538 3,486
7098174.SQ.FTS.B, Zero Cpn, 4/10/25 ... 9,536 8,931
7098533.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,059 1,029
7098714.SQ.FTS.B, Zero Cpn, 4/10/25 ... 5,205 5,135
7099259.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,132 2,099
7099483.SQ.FTS.B, Zero Cpn, 4/11/25 ... 5,088 4,941
7099846.SQ.FTS.B, Zero Cpn, 4/11/25 ... 19,930 10,764
7101561.SQ.FTS.B, Zero Cpn, 4/11/25 ... 34,148 32,709
7102472.SQ.FTS.B, Zero Cpn, 4/11/25 ... 3,887 2,920
7102574.SQ.FTS.B, Zero Cpn, 4/11/25 ... 17,068 16,688
7102906.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,061 911

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7102917.SQ.FTS.B, Zero Cpn, 4/11/25 ... $ 361 $ 350
7102927.SQ.FTS.B, Zero Cpn, 4/11/25 ... 6,239 6,102
7105170.SQ.FTS.B, Zero Cpn, 4/12/25 ... 784 781
7105417.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,151 3,035
7105598.SQ.FTS.B, Zero Cpn, 4/12 /25 ... 1,684 1,611
7105782.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,113 1,088
7105896.SQ.FTS.B, Zero Cpn, 4/12/25 ... 13,969 13,020
7106491.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,997 1,955
7106601.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,405 2,315
7106719.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,120 1,100
7106837.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,124 2,988
7106931.SQ.FTS.B, Zero Cpn, 4/12/25 ... 4,544 3,206
7107004.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,464 1,379
7107060.SQ.FTS.B, Zero Cpn, 4/12/25 ... 11,858 11,650
7107564.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,137 1,923
7107658.SQ.FTS.B, Zero Cpn, 4/12/25 ... 22,298 21,379
7108325.SQ.FTS.B, Zero Cpn, 4/12/25 ... 185 179
7108370.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,512 1,403
7108425.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,340 2,057
7108520.SQ.FTS.B, Zero Cpn, 4/12/25 ... 12,150 10,392
7108768.SQ.FTS.B, Zero Cpn, 4/13/25 ... 19,865 17,447
7109316.SQ.FTS.B, Ze ro Cpn, 4/13/25 ... 1,362 1,345
7109414.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,437 3,985
7109653.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,368 2,296
7109913.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,792 1,637
7110017.SQ.FTS.B, Zero Cpn, 4/13/25 ... 9,559 9,343
7110527.SQ.FTS.B, Zero Cpn, 4/13/25 ... 29,587 29,218
7112020.SQ.FTS.B, Zero Cpn, 4/14/25 ... 31,782 23,380
7112700.SQ.FTS.B, Zero Cpn, 4/14/25 ... 539 501
7112766.SQ.FTS.B, Zero Cpn, 4/14/25 ... 2,404 2,329
7112991.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,164 1,120
7113063.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,785 1,644
7113346.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,588 715
7113376.SQ.FTS.B, Zero Cpn, 4/15/25 ... 986 927
7113468.SQ.FTS.B, Zero Cpn, 4/15/25 ... 7,832 7,543
7113771.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,772 1,712
7115113.SQ.FTS.B, Zero Cpn, 4/16/25 ... 3,066 2,879
7115457.SQ.FTS.B, Zero Cpn, 4/16/25 ... 503 496
7115546.SQ.FTS.B, Zero Cpn, 4/16/25 ... 42,790 23,975
7116601.SQ.FTS.B, Zero Cpn, 4/16/25 ... 2,905 2,826
7117807.SQ.FTS.B, Zero Cpn, 4/17/25 ... 914 886
7117852.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,187 1,128
7118004.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,685 1,619
7118122.SQ.FTS.B, Zero Cpn, 4/17/25 ... 866 845
7118185.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,462 3,281
7118456.SQ.FTS.B, Zero Cpn, 4/17/25 ... 10,167 9,928
7119013.SQ.FTS.B, Zero Cpn, 4/17/25 ... 15,307 14,677
7119443.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,053 1,028
7119624.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,467 1,444
7119683.SQ.FTS.B, Zero Cpn, 4/17/25 ... 18,371 18,040
7120228.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,451 4,329
7120305.SQ.FTS.B, Zero Cpn, 4/17/25 ... 7,164 7,070
7120830.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,191 1,173
7120915.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,379 2,037
7120961.SQ.FTS.B, Zero Cpn, 4/17/25 ... 259 228
7121348.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,106 859
7121609.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,424 5,340
7122152.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,234 3,125
Description
Principal
Amount Value
Block, Inc. (continued)
7122429.SQ.FTS.B, Zero Cpn, 4/18/25 ... $ 81 $ 81
7122479.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,326 3,248
7122648.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,001 2,948
7122791.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,732 1,637
7122850.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,297 4,710
7123358.SQ.FTS.B, Zero Cpn, 4/18/25 ... 271 264
7123485.SQ.FTS.B, Zero Cpn, 4/18/25 ... 26 26
7124204.SQ.FTS.B, Zero Cpn, 4/18/25 ... 557 532
7124219.SQ.FTS.B, Zero Cpn, 4/18/25 ... 6,199 5,841
7124599.SQ.FTS.B, Zero Cpn, 4/18/25 ... 44,319 36,691
7125937.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,321 1,300
7126036.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,007 1,929
7128660.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,163 1,538
7128857.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,313 1,258
7129008.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,415 2,385
7132566.SQ.FTS.B, Zero Cpn, 4/19/25 ... 202 198
7132621.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,191 1,130
7132655.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,736 5,411
7132843.SQ.FTS.B, Zero Cpn, 4/19/25 ... 21,107 13,843
7133597.SQ.FTS.B, Zero Cpn, 4/19/25 ... 10,717 5,634
7134183.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,140 3,039
7134372.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,353 2,297
7134530.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,236 1,198
7134657.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,610 4,356
7134739.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,096 5,002
7134867.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,282 965
7135072.SQ.FTS.B, Zero Cpn, 4/19/25 ... 649 626
7135103.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,594 999
7135136.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,357 2,119
7135175.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,807 2,701
7135277.SQ.FTS.B, Zero Cpn, 4/19/25 ... 13,332 12,984
7135686.SQ.FTS.B, Zero Cpn, 4/19/25 ... 376 305
7135696.SQ.FTS.B, Zero Cpn, 4/19/25 ... 440 388
7135706.SQ.FTS.B, Zero Cpn, 4/19/25 ... 608 198
7135840.SQ.FTS.B, Zero Cpn, 4/20/25 ... 10,484 9,374
7136322.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,980 2,572
7136698.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,034 1,016
7136817.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,731 2,668
7137130.SQ.FTS.B, Zero Cpn, 4/20/25 ... 20,972 19,349
7137922.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,783 2,671
7138137.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,840 1,799
7138268.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,570 1,541
7138369.SQ.FTS.B, Zero Cpn, 4/20/25 ... 21,315 20,888
7139430.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,082 1,019
7139448.SQ.FTS.B, Zero Cpn, 4/20/25 ... 8,261 7,937
7140246.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,885 1,671
7140398.SQ.FTS.B, Zero Cpn, 4/20/25 ... 133 128
7140407.SQ.FTS.B, Zero Cpn, 4/20/25 ... 111 107
7140930.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,182 2,092
7141269.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,653 3,566
7141569.SQ.FTS.B, Zero Cpn, 4/21/25 ... 1,221 722
7141603.SQ.FTS.B, Zero Cpn, 4/21/25 ... 5,150 4,732
7142503.SQ.FTS.B, Zero Cpn, 4/22/25 ... 4,636 4,364
7142691.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,050 1,031
7142762.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,673 1,578
7142852.SQ.FTS.B, Zero Cpn, 4/22/25 ... 2,020 1,984
7142950.SQ.FTS.B, Zero Cpn, 4/22/25 ... 811 371
7142994.SQ.FTS.B, Zero Cpn, 4/22/25 ... 20,648 20,074

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7144408.SQ.FTS.B, Zero Cpn, 4/23/25 ... $ 568 $ 497
7144447.SQ.FTS.B, Zero Cpn, 4/23/25 ... 13,582 13,357
7145955.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,298 1,272
7146101.SQ.FTS.B, Zero Cpn, 4/23/25 ... 7,793 5,457
7146290.SQ.FTS.B, Zero Cpn, 4/23/25 ... 601 564
7146302.SQ.FTS.B, Zero Cpn, 4/23/25 ... 445 433
7146324.SQ.FTS.B, Zero Cpn, 4/23/25 ... 19,214 18,843
7147299.SQ.FTS.B, Zero Cpn, 4/23/25 ... 12,972 6,796
7147720.SQ.FTS.B, Zero Cpn, 4/24/25 ... 7,878 7,790
7148254.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,787 4,578
7148510.SQ.FTS.B, Zero Cpn, 4/24/25 ... 43,725 42,879
7150115.SQ.FTS.B, Zero Cpn, 4/24/25 ... 937 917
7150146.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,331 1,302
7150208.SQ.FTS.B, Zero Cpn, 4/24/25 ... 8,031 7,697
7150471.SQ.FTS.B, Zero Cpn, 4/24/25 ... 6,183 6,034
7151351.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,621 1,410
7152222.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,221 1,194
7152353.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,710 6,557
7152583.SQ.FTS.B, Zero Cpn, 4/25/25 ... 5,346 5,122
7152656.SQ.FTS.B, Zero Cpn, 4/25/25 ... 20,798 20,370
7153121.SQ.FTS.B, Zero Cpn, 4/25/25 ... 9,289 8,750
7153341.SQ.FTS.B, Zero Cpn, 4/25/25 ... 8,385 7,631
7153584.SQ.FTS.B, Zero Cpn, 4/25/25 ... 449 446
7153714.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,983 4,822
7154002.SQ.FTS.B, Zero Cpn, 4/25/25 ... 919 362
7154007.SQ.FTS.B, Zero Cpn, 4/25/25 ... 885 855
7154213.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,238 2,202
7154314.SQ.FTS.B, Zero Cpn, 4/25/25 ... 984 967
7154332.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,611 2,562
7154481.SQ.FTS.B, Zero Cpn, 4/25/25 ... 14,520 14,066
7158084.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,949 1,919
7158377.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,092 1,055
7158429.SQ.FTS.B, Zero Cpn, 4/26/25 ... 17,553 17,011
7160329.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,588 3,506
7160534.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,372 1,358
7160663.SQ.FTS.B, Zero Cpn, 4/26/25 ... 829 803
7160698.SQ.FTS.B, Zero Cpn, 4/26/25 ... 867 769
7160707.SQ.FTS.B, Zero Cpn, 4/27/25 ... 3,047 2,867
7160801.SQ.FTS.B, Zero Cpn, 4/27/25 ... 326 317
7160808.SQ.FTS.B, Zero Cpn, 4/27/25 ... 845 833
7160912.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,581 861
7161053.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,765 2,598
7161201.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,615 1,566
7161626.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,930 1,752
7161885.SQ.FTS.B, Zero Cpn, 4/27/25 ... 7,184 4,529
7162063.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,668 2,561
7162164.SQ.FTS.B, Zero Cpn, 4/27/25 ... 660 649
7162210.SQ.FTS.B, Zero Cpn, 4/27/25 ... 4,826 4,409
7162414.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,337 1,307
7162476.SQ.FTS.B, Zero Cpn, 4/27/25 ... 3,068 2,985
7162543.SQ.FTS.B, Zero Cpn, 4/27/25 ... 750 562
7162569.SQ.FTS.B, Zero Cpn, 4/27/25 ... 14,622 14,376
7163056.SQ.FTS.B, Zero Cpn, 4/27/25 ... 5,712 5,528
7163206.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,339 1,274
7163429.SQ.FTS.B, Zero Cpn, 4/27/25 ... 12,591 12,361
7163821.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,832 2,656
7163923.SQ.FTS.B, Zero Cpn, 4/27/25 ... 850 815
7163945.SQ.FTS.B, Zero Cpn, 4/27/25 ... 3,468 3,157
Description
Principal
Amount Value
Block, Inc. (continued)
7164005.SQ.FTS.B, Zero Cpn, 4/27/25 ... $ 5,709 $ 2,430
7164232.SQ.FTS.B, Zero Cpn, 4/28/25 ... 1,540 1,485
7164284.SQ.FTS.B, Zero Cpn, 4/28/25 ... 5,085 4,782
7164418.SQ.FTS.B, Zero Cpn, 4/28/25 ... 1,754 1,712
7164679.SQ.FTS.B, Zero Cpn, 4/28/25 ... 3,108 2,987
7164732.SQ.FTS.B, Zero Cpn, 4/28/25 ... 3,088 772
7164755.SQ.FTS.B, Zero Cpn, 4/28/25 ... 4,820 4,377
7164854.SQ.FTS.B, Zero Cpn, 4/28/25 ... 4,661 4,478
7165410.SQ.FTS.B, Zero Cpn, 4/29/25 ... 2,837 2,797
7165616.SQ.FTS.B, Zero Cpn, 4/29/25 ... 4,358 4,286
7165856.SQ.FTS.B, Zero Cpn, 4/29/25 ... 3,365 3,194
7165960.SQ.FTS.B, Zero Cpn, 4/29/25 ... 1,225 633
7165990.SQ.FTS.B, Zero Cpn, 4/29/25 ... 588 538
7167089.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,823 3,971
7167309.SQ.FTS.B, Zero Cpn, 4/30/25 ... 11,957 11,730
7168208.SQ.FTS.B, Zero Cpn, 4/30/25 ... 5,690 5,532
7168497.SQ.FTS.B, Zero Cpn, 4/30/25 ... 693 430
7168520.SQ.FTS.B, Zero Cpn , 4/30/25 ... 1,554 1,542
7168708.SQ.FTS.B, Zero Cpn, 4/30/25 ... 16,148 15,506
7169411.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,071 968
7169466.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,042 1,971
7169613.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,617 2,051
7169801.SQ.FTS.B, Zero Cpn, 4/30/25 ... 8,667 7,739
7170030.SQ.FTS.B, Zero Cpn, 4/30/25 ... 801 785
7170176.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,925 1,909
7170354.SQ.FTS.B, Zero Cpn, 4/30/25 ... 10,963 9,359
7170746.SQ.FTS.B, Zero Cpn, 4/30/25 ... 9,527 9,144
7171401.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,565 1,521
7171590.SQ.FTS.B, Zero Cpn, 4/30/25 ... 7,423 7,246
7171923.SQ.FTS.B, Zero Cpn, 4/30/25 ... 401 393
7171941.SQ.FTS.B, Zero Cpn, 4/30/25 ... 15,626 15,249
7172354.SQ.FTS.B, Zero Cpn, 4/30/25 ... 5,482 4,583
7172761.SQ.FTS.B, Zero Cpn, 4/30/25 ... 17,462 9,575
7173037.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,831 3,116
7173178.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,329 2,284
7173243.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,903 4,798
7173667.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,812 2,732
7173849.SQ.FTS.B, Zero Cpn, 5/01/25 ... 2,924 2,803
7173906.SQ.FTS.B, Zero Cpn, 5/01/25 ... 1,000 872
7173911.SQ.FTS.B, Zero Cpn, 5/01/25 ... 2,950 2,859
7174148.SQ.FTS.B, Zero Cpn, 5/01/25 ... 5,855 5,686
7174387.SQ.FTS.B, Zero Cpn, 5/01/25 ... 17,475 13,686
7175016.SQ.FTS.B, Zero Cpn, 5/01/25 ... 9,300 9,087
7175395.SQ.FTS.B, Zero Cpn, 5/01/25 ... 7,451 7,220
7175646.SQ.FTS.B, Zero Cpn, 5/01/25 ... 668 419
7175676.SQ.FTS.B, Zero Cpn, 5/01/25 ... 14,729 12,958
7176021.SQ.FTS.B, Zero Cpn, 5/01/25 ... 5,032 4,581
7176165.SQ.FTS.B, Zero Cpn, 5/01/25 ... 649 638
7176315.SQ.FTS.B, Zero Cpn, 5/01/25 ... 6,959 6,717
7176474.SQ.FTS.B, Zero Cpn, 5/01/25 ... 490 389
7176476.SQ.FTS.B, Zero Cpn, 5/01/25 ... 1,208 1,173
7176711.SQ.FTS.B, Zero Cpn, 5/01/25 ... 1,470 1,424
7176921.SQ.FTS.B, Zero Cpn, 5/01/25 ... 497 484
7176953.SQ.FTS.B, Zero Cpn, 5/01/25 ... 5,126 5,016
7177109.SQ.FTS.B, Zero Cpn, 5/01/25 ... 8,228 7,988
7177352.SQ.FTS.B, Zero Cpn, 5/01/25 ... 586 547
7179463.SQ.FTS.B, Zero Cpn, 5/02/25 ... 8,173 7,781
7179762.SQ.FTS.B, Zero Cpn, 5/02/25 ... 719 707

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7179867.SQ.FTS.B, Zero Cpn, 5/02/25 ... $ 1,495 $ 1,449
7180016.SQ.FTS.B, Zero Cpn, 5/02/25 ... 8,309 8,063
7180248.SQ.FTS.B, Zero Cpn, 5/02/25 ... 13,128 12,331
7180499.SQ.FTS.B, Zero Cpn, 5/02/25 ... 21,570 20,957
7180861.SQ.FTS.B, Zero Cpn, 5/02/25 ... 4,332 4,235
7181082.SQ.FTS.B, Zero Cpn, 5/02/25 ... 2,484 2,347
7181282.SQ.FTS.B, Zero Cpn, 5/02/25 ... 24,569 24,051
7183334.SQ.FTS.B, Zero Cpn, 5/02/25 ... 3,431 3,323
7183441.SQ.FTS.B, Zero Cpn, 5/02/25 ... 6,416 3,906
7183790.SQ.FTS.B, Zero Cpn, 5/02/25 ... 1,612 1,576
7183926.SQ.FTS.B, Zero Cpn, 5/03/25 ... 3,919 2,225
7184136.SQ.FTS.B, Zero Cpn, 5/03/25 ... 736 713
7184149.SQ.FTS.B, Zero Cpn, 5/03/25 ... 17,272 10,211
7184602.SQ.FTS.B, Zero Cpn, 5/03/25 ... 618 610
7185040.SQ.FTS.B, Zero Cpn, 5/03/25 ... 12,309 11,795
7185395.SQ.FTS.B, Zero Cpn, 5/03/25 ... 6,175 6,061
7185609.SQ.FTS.B, Zero Cpn, 5/03/25 ... 4,775 3,810
7185687.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,806 1,785
7185739.SQ.FTS.B, Zero Cpn, 5/03/25 ... 8,559 8,408
7186050.SQ.FTS.B, Zero Cpn, 5/03/25 ... 3,809 2,897
7186105.SQ.FTS.B, Zero Cpn, 5/03/25 ... 7,788 7,331
7186338.SQ.FTS.B, Zero Cpn, 5/03/25 ... 2,452 1,791
7186424.SQ.FTS.B, Zero Cpn, 5/03/25 ... 993 972
7186487.SQ.FTS.B, Zero Cpn, 5/03/25 ... 2,739 2,675
7186653.SQ.FTS.B, Zero Cpn, 5/03/25 ... 3,882 3,726
7186988.SQ.FTS.B, Zero Cpn, 5/03/25 ... 6,232 6,060
7187139.SQ.FTS.B, Zero Cpn, 5/03/25 ... 2,938 2,676
7187186.SQ.FTS.B, Zero Cpn, 5/03/25 ... 22,915 22,152
7187603.SQ.FTS.B, Zero Cpn, 5/04/25 ... 3,223 2,677
7187712.SQ.FTS.B, Zero Cpn, 5/04/25 ... 1,126 1,095
7188015.SQ.FTS.B, Zero Cpn, 5/04/25 ... 2,620 1,825
7188348.SQ.FTS.B, Zero Cpn, 5/04/25 ... 10,799 6,099
7188666.SQ.FTS.B, Zero Cpn, 5/05/25 ... 5,934 4,376
7188832.SQ.FTS.B, Zero Cpn, 5/05/25 ... 8,170 7,978
7189514.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,950 3,466
7189991.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,281 1,254
7190209.SQ.FTS.B, Zero Cpn, 5/06/25 ... 263 253
7190282.SQ.FTS.B, Zero Cpn, 5/06/25 ... 617 509
7190392.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,329 4,203
7190954.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,879 1,848
7191074.SQ.FTS.B, Zero Cpn, 5/06/25 ... 5,657 4,236
7191662.SQ.FTS.B, Zero Cpn, 5/06/25 ... 2,894 2,820
7191789.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,147 2,914
7191893.SQ.FTS.B, Zero Cpn, 5/06/25 ... 13,792 13,137
7192373.SQ.FTS.B, Zero Cpn, 5/06/25 ... 2,107 2,005
7192440.SQ.FTS.B, Zero Cpn, 5/06/25 ... 658 628
7192505.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,244 926
7192633.SQ.FTS.B, Zero Cpn, 5/06/25 ... 10,163 10,064
7193529.SQ.FTS.B, Zero Cpn, 5/06/25 ... 10,759 10,014
7193855.SQ.FTS.B, Zero Cpn, 5/06/25 ... 12,355 12,087
7194315.SQ.FTS.B, Zero Cpn, 5/07/25 ... 22,986 22,717
7196052.SQ.FTS.B, Zero Cpn, 5/07/25 ... 925 911
7196193.SQ.FTS.B, Zero Cpn, 5/07/25 ... 4,932 3,861
7196321.SQ.FTS.B, Zero Cpn, 5/07/25 ... 4,611 3,109
7196403.SQ.FTS.B, Zero Cpn, 5/07/25 ... 988 977
7196450.SQ.FTS.B, Zero Cpn, 5/07/25 ... 9,422 9,241
7196708.SQ.FTS.B, Zero Cpn, 5/07/25 ... 2,555 2,509
7196817.SQ.FTS.B, Zero Cpn, 5/07/25 ... 6,879 6,647
Description
Principal
Amount Value
Block, Inc. (continued)
7196967.SQ.FTS.B, Zero Cpn, 5/07/25 ... $ 8,590 $ 8,426
7197646.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,811 1,226
7197712.SQ.FTS.B, Zero Cpn, 5/08/25 ... 4,332 1,716
7197803.SQ.FTS.B, Zero Cpn, 5/08/25 ... 671 653
7197839.SQ.FTS.B, Zero Cpn, 5/08/25 ... 13,749 13,448
7198467.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,274 1,258
7198707.SQ.FTS.B, Zero Cpn, 5/08/25 ... 6,919 6,217
7198872.SQ.FTS.B, Zero Cpn, 5/08/25 ... 2,707 2,661
7199010.SQ.FTS.B, Zero Cpn, 5/08/25 ... 4,156 4,039
7199286.SQ.FTS.B, Zero Cpn, 5/08/25 ... 22,112 18,795
7199800.SQ.FTS.B, Zero Cpn, 5/08/25 ... 7,221 6,802
7199888.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,986 1,823
7199954.SQ.FTS.B, Zero Cpn, 5/08/25 ... 566 558
7199987.SQ.FTS.B, Zero Cpn, 5/08/25 ... 786 740
7200014.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,174 1,102
7200044.SQ.FTS.B, Zero Cpn, 5/08/25 ... 6,196 5,945
7200512.SQ.FTS.B, Zero Cpn, 5/08/25 ... 8,612 8,342
7200963.SQ.FTS.B, Zero Cpn, 5/08/25 ... 4,732 4,553
7201082.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,952 970
7201182.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,025 529
7203363.SQ.FTS.B, Zero Cpn, 5/09/25 ... 10,265 9,770
7203571.SQ.FTS.B, Zero Cpn, 5/09/25 ... 1,920 1,836
7203639.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,927 2,845
7203769.SQ.FTS.B, Zero Cpn, 5/09/25 ... 4,469 4,304
7204160.SQ.FTS.B, Zero Cpn, 5/09/25 ... 5,818 5,636
7204759.SQ.FTS.B, Zero Cpn, 5/09/25 ... 1,247 1,027
7204855.SQ.FTS.B, Zero Cpn, 5/09/25 ... 17,557 17,107
7205223.SQ.FTS.B, Zero Cpn, 5/09/25 ... 4,885 4,713
7205388.SQ.FTS.B, Zero Cpn, 5/09/25 ... 6,704 4,334
7205585.SQ.FTS.B, Zero Cpn, 5/09/25 ... 7,321 5,076
7205732.SQ.FTS.B, Zero Cpn, 5/09/25 ... 26,696 10,116
7206278.SQ.FTS.B, Zero Cpn, 5/09/25 ... 9,289 8,307
7206507.SQ.FTS.B, Zero Cpn, 5/09/25 ... 4,496 4,360
7206714.SQ.FTS.B, Zero Cpn, 5/09/25 ... 3,225 2,551
7206802.SQ.FTS.B, Zero Cpn, 5/09/25 ... 12,367 12,091
7207190.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,686 2,651
7207237.SQ.FTS.B, Zero Cpn, 5/10/25 ... 5,118 4,998
7207472.SQ.FTS.B, Zero Cpn, 5/10/25 ... 37,333 36,216
7208874.SQ.FTS.B, Zero Cpn, 5/10/25 ... 11,133 10,896
7209140.SQ.FTS.B, Zero Cpn, 5/10/25 ... 36 36
7209204.SQ.FTS.B, Zero Cpn, 5/10/25 ... 1,222 1,184
7209245.SQ.FTS.B, Zero Cpn, 5/10/25 ... 3,627 3,528
7209402.SQ.FTS.B, Zero Cpn, 5/10/25 ... 6,471 6,304
7209546.SQ.FTS.B, Zero Cpn, 5/10/25 ... 13,586 13,102
7209972.SQ.FTS.B, Zero Cpn, 5/10/25 ... 1,221 1,177
7210051.SQ.FTS.B, Zero Cpn, 5/10/25 ... 2,408 1,036
7210099.SQ.FTS.B, Zero Cpn, 5/10/25 ... 2,085 1,982
7210140.SQ.FTS.B, Zero Cpn, 5/10/25 ... 16,249 15,976
7210744.SQ.FTS.B, Zero Cpn, 5/10/25 ... 1,265 1,133
7210781.SQ.FTS.B, Zero Cpn, 5/10/25 ... 485 477
7210899.SQ.FTS.B, Zero Cpn, 5/11/25 ... 26,310 15,455
7211440.SQ.FTS.B, Zero Cpn, 5/11/25 ... 1,531 1,482
7211509.SQ.FTS.B, Zero Cpn, 5/11/25 ... 4,582 4,446
7211700.SQ.FTS.B, Zero Cpn, 5/11/25 ... 3,474 3,418
7211854.SQ.FTS.B, Zero Cpn, 5/12/25 ... 7,106 6,871
7212155.SQ.FTS.B, Zero Cpn, 5/12/25 ... 7,207 6,036
7212385.SQ.FTS.B, Zero Cpn, 5/12/25 ... 3,681 3,032
7212486.SQ.FTS.B, Zero Cpn, 5/12/25 ... 1,289 1,266

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7212545.SQ.FTS.B, Zero Cpn, 5/12/25 ... $ 4,645 $ 4,537
7212719.SQ.FTS.B, Zero Cpn, 5/13/25 ... 10,368 7,462
7213473.SQ.FTS.B, Zero Cpn, 5/13/25 ... 2,256 2,179
7213637.SQ.FTS.B, Zero Cpn, 5/13/25 ... 655 636
7213762.SQ.FTS.B, Zero Cpn, 5/13/25 ... 2,613 2,532
7213915.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,872 1,797
7214097.SQ.FTS.B, Zero Cpn, 5/13/25 ... 6,905 6,824
7214977.SQ.FTS.B, Zero Cpn, 5/13/25 ... 9,006 8,169
7215502.SQ.FTS.B, Zero Cpn, 5/13/25 ... 7,524 7,304
7215740.SQ.FTS.B, Zero Cpn, 5/13/25 ... 3,982 3,450
7215840.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,378 1,348
7215927.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,572 1,549
7215977.SQ.FTS.B, Zero Cpn, 5/13/25 ... 2,088 2,022
7216304.SQ.FTS.B, Zero Cpn, 5/13/25 ... 7,017 6,895
7216980.SQ.FTS.B, Zero Cpn, 5/14/25 ... 4,154 3,972
7217292.SQ.FTS.B, Zero Cpn, 5/14/25 ... 3,420 3,329
7217377.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,681 2,621
7217938.SQ.FTS.B, Zero Cpn, 5/14/25 ... 4,851 3,501
7218092.SQ.FTS.B, Zero Cpn, 5/14/25 ... 9,951 9,613
7218388.SQ.FTS.B, Zero Cpn, 5/14/25 ... 16,799 16,424
7218706.SQ.FTS.B, Zero Cpn, 5/14/25 ... 651 620
7218725.SQ.FTS.B, Zero Cpn, 5/14/25 ... 11,277 11,006
7218905.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,022 995
7218918.SQ.FTS.B, Zero Cpn, 5/14/25 ... 7,433 7,246
7219057.SQ.FTS.B, Zero Cpn, 5/14/25 ... 9,056 7,206
7219184.SQ.FTS.B, Zero Cpn, 5/14/25 ... 7,864 6,555
7219666.SQ.FTS.B, Zero Cpn, 5/14/25 ... 3,640 3,251
7220309.SQ.FTS.B, Zero Cpn, 5/14/25 ... 8,222 8,010
7220506.SQ.FTS.B, Zero Cpn, 5/14/25 ... 907 885
7220564.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,109 459
7220569.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,520 2,445
7220676.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,149 955
7220697.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,550 1,457
7220779.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,005 1,903
7220891.SQ.FTS.B, Zero Cpn, 5/15/25 ... 798 782
7221007.SQ.FTS.B, Zero Cpn, 5/15/25 ... 32,895 29,825
7221726.SQ.FTS.B, Zero Cpn, 5/15/25 ... 6,414 4,963
7221992.SQ.FTS.B, Zero Cpn, 5/15/25 ... 4,162 4,055
7222126.SQ.FTS.B, Zero Cpn, 5/15/25 ... 11,870 10,763
7222423.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,739 1,703
7222571.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,443 2,356
7222768.SQ.FTS.B, Zero Cpn, 5/15/25 ... 3,824 3,731
7222832.SQ.FTS.B, Zero Cpn, 5/15/25 ... 892 845
7222995.SQ.FTS.B, Zero Cpn, 5/15/25 ... 23,111 21,545
7223561.SQ.FTS.B, Zero Cpn, 5/15/25 ... 8,516 8,285
7224107.SQ.FTS.B, Zero Cpn, 5/15/25 ... 3,306 3,235
7224292.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,154 845
7224345.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,854 2,805
7224442.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,892 2,796
7224544.SQ.FTS.B, Zero Cpn, 5/15/25 ... 3,423 3,309
7224733.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,109 1,009
7226874.SQ.FTS.B, Zero Cpn, 5/16/25 ... 3,729 3,620
7227056.SQ.FTS.B, Zero Cpn, 5/16/25 ... 3,427 2,637
7227109.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,252 1,044
7227133.SQ.FTS.B, Zero Cpn, 5/16/25 ... 6,236 5,900
7227310.SQ.FTS.B, Zero Cpn, 5/16/25 ... 5,498 5,361
7227550.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,906 2,812
7227630.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,633 1,609
Description
Principal
Amount Value
Block, Inc. (continued)
7227807.SQ.FTS.B, Zero Cpn, 5/16/25 ... $ 1,623 $ 1,570
7227847.SQ.FTS.B, Zero Cpn, 5/16/25 ... 4,397 4,180
7228237.SQ.FTS.B, Zero Cpn, 5/16/25 ... 6,226 5,573
7228636.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,188 1,158
7229547.SQ.FTS.B, Zero Cpn, 5/16/25 ... 3,615 3,266
7229617.SQ.FTS.B, Zero Cpn, 5/16/25 ... 5,268 4,211
7229709.SQ.FTS.B, Zero Cpn, 5/16/25 ... 19,755 19,094
7230169.SQ.FTS.B, Zero Cpn, 5/16/25 ... 5,791 5,627
7230221.SQ.FTS.B, Zero Cpn, 5/16/25 ... 4,928 4,852
7230451.SQ.FTS.B, Zero Cpn, 5/16/25 ... 8,088 7,624
7230754.SQ.FTS.B, Zero Cpn, 5/16/25 ... 3,482 3,436
7231172.SQ.FTS.B, Zero Cpn, 5/17/25 ... 6,993 6,362
7231478.SQ.FTS.B, Zero Cpn, 5/17/25 ... 9,393 9,142
7232291.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,615 2,263
7232394.SQ.FTS.B, Zero Cpn, 5/17/25 ... 3,012 2,955
7232579.SQ.FTS.B, Zero Cpn, 5/17/25 ... 1,300 1,009
7232672.SQ.FTS.B, Zero Cpn, 5/17/25 ... 1,286 1,252
7232740.SQ.FTS.B, Zero Cpn, 5/17/25 ... 30,984 30,339
7233795.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,127 2,036
7233869.SQ.FTS.B, Zero Cpn, 5/17/25 ... 21,008 20,158
7234525.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,260 2,179
7234570.SQ.FTS.B, Zero Cpn, 5/17/25 ... 7,082 6,882
7234701.SQ.FTS.B, Zero Cpn, 5/18/25 ... 1,439 1,399
7234756.SQ.FTS.B, Zero Cpn, 5/18/25 ... 17,711 16,118
7235146.SQ.FTS.B, Zero Cpn, 5/18/25 ... 14,262 13,996
7235832.SQ.FTS.B, Zero Cpn, 5/19/25 ... 3,104 3,002
7236179.SQ.FTS.B, Zero Cpn, 5/19/25 ... 2,564 2,471
7236299.SQ.FTS.B, Zero Cpn, 5/19/25 ... 3,701 3,599
7236673.SQ.FTS.B, Zero Cpn, 5/20/25 ... 9,487 9,301
7237448.SQ.FTS.B, Zero Cpn, 5/20/25 ... 799 758
7237644.SQ.FTS.B, Zero Cpn, 5/20/25 ... 7,084 5,871
7237979.SQ.FTS.B, Zero Cpn, 5/20/25 ... 4,213 3,819
7238134.SQ.FTS.B, Zero Cpn, 5/20/25 ... 2,158 1,413
7238512.SQ.FTS.B, Zero Cpn, 5/20/25 ... 2,367 2,308
7238607.SQ.FTS.B, Zero Cpn, 5/20/25 ... 3,328 3,242
7238779.SQ.FTS.B, Zero Cpn, 5/20/25 ... 15,042 13,169
7239092.SQ.FTS.B, Zero Cpn, 5/20/25 ... 8,319 8,089
7239295.SQ.FTS.B, Zero Cpn, 5/20/25 ... 3,447 3,218
7239379.SQ.FTS.B, Zero Cpn, 5/20/25 ... 2,623 2,529
7239480.SQ.FTS.B, Zero Cpn, 5/20/25 ... 3,997 3,944
7239805.SQ.FTS.B, Zero C pn, 5/20/25 ... 845 830
7239842.SQ.FTS.B, Zero Cpn, 5/20/25 ... 11,665 9,831
7240071.SQ.FTS.B, Zero Cpn, 5/20/25 ... 937 881
7240120.SQ.FTS.B, Zero Cpn, 5/20/25 ... 4,095 4,052
7240370.SQ.FTS.B, Zero Cpn, 5/20/25 ... 2,374 2,324
7240436.SQ.FTS.B, Zero Cpn, 5/20/25 ... 2,078 2,027
7240523.SQ.FTS.B, Zero Cpn, 5/20/25 ... 8,773 8,613
7241892.SQ.FTS.B, Zero Cpn, 5/21/25 ... 9,048 8,850
7242115.SQ.FTS.B, Zero Cpn, 5/21/25 ... 4,428 4,374
7242275.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,763 1,674
7242298.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,809 1,763
7242352.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,004 1,967
7242424.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,585 2,518
7242516.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,679 2,598
7242591.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,066 1,654
7242796.SQ.FTS.B, Zero Cpn, 5/21/25 ... 16,238 15,795
7243209.SQ.FTS.B, Zero Cpn, 5/21/25 ... 6,514 6,311
7243291.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,530 1,968

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7243317.SQ.FTS.B, Zero Cpn, 5/21/25 ... $ 25,440 $ 23,962
7243596.SQ.FTS.B, Zero Cpn, 5/21/25 ... 3,963 3,444
7243626.SQ.FTS.B, Zero Cpn, 5/21/25 ... 3,922 3,740
7243667.SQ.FTS.B, Zero Cpn, 5/21/25 ... 29,074 28,180
7244055.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,078 1,784
7244193.SQ.FTS.B, Zero Cpn, 5/21/25 ... 3,448 3,301
7244305.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,220 2,181
7244482.SQ.FTS.B, Zero Cpn, 5/21/25 ... 433 396
7247398.SQ.FTS.B, Zero Cpn, 5/22/25 ... 7,336 7,097
7247585.SQ.FTS.B, Zero Cpn, 5/22/25 ... 27,464 26,604
7248243.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,694 1,675
7248381.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,540 2,226
7248460.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,320 2,219
7248507.SQ.FTS.B, Zero Cpn, 5/22/25 ... 5,350 4,641
7248634.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,001 3,888
7248894.SQ.FTS.B, Zero Cpn, 5/22/25 ... 5,197 5,121
7249019.SQ.FTS.B, Zero Cpn, 5/22/25 ... 11,573 5,017
7249232.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,622 1,586
7249249.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,037 1,009
7249294.SQ.FTS.B, Zero Cpn, 5/22/25 ... 10,489 10,258
7249483.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,908 4,841
7249603.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,167 2,125
7251025.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,211 3,107
7251106.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,112 1,010
7251262.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,548 1,484
7251320.SQ.FTS.B, Zero Cpn, 5/23/25 ... 194 181
7251323.SQ.FTS.B, Zero Cpn, 5/23/25 ... 3,663 2,209
7251351.SQ.FTS.B, Zero Cpn, 5/23/25 ... 6,778 6,552
7251459.SQ.FTS.B, Zero Cpn, 5/23/25 ... 13,337 12,966
7251636.SQ.FTS.B, Zero Cpn, 5/23/25 ... 957 936
7251664.SQ.FTS.B, Zero Cpn, 5/23/25 ... 653 644
7251674.SQ.FTS.B, Zero Cpn, 5/23/25 ... 7,892 7,650
7251805.SQ.FTS.B, Zero Cpn, 5/23/25 ... 719 711
7251821.SQ.FTS.B, Zero Cpn, 5/23/25 ... 2,716 2,190
7251855.SQ.FTS.B, Zero Cpn, 5/23/25 ... 4,743 4,323
7251914.SQ.FTS.B, Zero Cpn, 5/23/25 ... 7,014 2,924
7251966.SQ.FTS.B, Zero Cpn, 5/23/25 ... 6,952 6,716
7252164.SQ.FTS.B, Zero Cpn, 5/24/25 ... 1,658 1,623
7252448.SQ.FTS.B, Zero Cpn, 5/24/25 ... 4,971 4,873
7252905.SQ.FTS.B, Zero Cpn, 5/24/25 ... 2,218 2,115
7253093.SQ.FTS.B, Zero Cpn, 5/24/25 ... 11,663 11,529
7254489.SQ.FTS.B, Zero Cpn, 5/25/25 ... 4,207 4,144
7254613.SQ.FTS.B, Zero Cpn, 5/25/25 ... 8,922 8,724
7254706.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,014 1,948
7254728.SQ.FTS.B, Zero Cpn, 5/25/25 ... 26,658 25,400
7254997.SQ.FTS.B, Zero Cpn, 5/25/25 ... 913 882
7255008.SQ.FTS.B, Zero Cpn, 5/25/25 ... 12,660 11,002
7255099.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,057 993
7255114.SQ.FTS.B, Zero Cpn, 5/25/25 ... 7,120 5,569
7255480.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,944 1,923
7255586.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,749 1,688
7255679.SQ.FTS.B, Zero Cpn, 5/25/25 ... 7,904 7,633
7255752.SQ.FTS.B, Zero Cpn, 5/25/25 ... 16,410 16,047
7256067.SQ.FTS.B, Zero Cpn, 5/25/25 ... 953 930
7256081.SQ.FTS.B, Zero Cpn, 5/25/25 ... 6,509 6,311
7256183.SQ.FTS.B, Zero Cpn, 5/26/25 ... 9,258 8,785
7256365.SQ.FTS.B, Zero Cpn, 5/26/25 ... 2,128 1,422
7256395.SQ.FTS.B, Zero Cpn, 5/26/25 ... 6,602 4,350
Description
Principal
Amount Value
Block, Inc. (continued)
7256470.SQ.FTS.B, Zero Cpn, 5/26/25 ... $ 1,221 $ 793
7256484.SQ.FTS.B, Zero Cpn, 5/26/25 ... 8,434 8,040
7256609.SQ.FTS.B, Zero Cpn, 5/26/25 ... 990 926
7256638.SQ.FTS.B, Zero Cpn, 5/26/25 ... 4,264 4,139
7256696.SQ.FTS.B, Zero Cpn, 5/26/25 ... 1,699 1,242
7256709.SQ.FTS.B, Zero Cpn, 5/26/25 ... 4,791 4,626
7256776.SQ.FTS.B, Zero Cpn, 5/26/25 ... 3,019 2,970
7256822.SQ.FTS.B, Zero Cpn, 5/26/25 ... 426 418
7256856.SQ.FTS.B, Zero Cpn, 5/26/25 ... 4,406 4,293
7257340.SQ.FTS.B, Zero Cpn, 5/26/25 ... 976 964
7257411.SQ.FTS.B, Zero Cpn, 5/27/25 ... 1,635 1,427
7257484.SQ.FTS.B, Zero Cpn, 5/27/25 ... 530 499
7259122.SQ.FTS.B, Zero Cpn, 5/27/25 ... 289 261
7260895.SQ.FTS.B, Zero Cpn, 5/28/25 ... 42,772 41,824
7262080.SQ.FTS.B, Zero Cpn, 5/28/25 ... 56,273 18,377
7262727.SQ.FTS.B, Zero Cpn, 5/28/25 ... 6,846 6,588
7262799.SQ.FTS.B, Zero Cpn, 5/28/25 ... 4,044 3,847
7263021.SQ.FTS.B, Zero Cpn, 5/28/25 ... 35,825 29,485
7263387.SQ.FTS.B, Zero Cpn, 5/28/25 ... 3,075 3,023
7264023.SQ.FTS.B, Zero Cpn, 5/28/25 ... 84 83
7264184.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,684 2,651
7264613.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,806 2,716
7264673.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,744 2,609
7264843.SQ.FTS.B, Zero Cpn, 5/29/25 ... 4,078 3,130
7265192.SQ.FTS.B, Zero Cpn, 5/29/25 ... 7,700 7,602
7265783.SQ.FTS.B, Zero Cpn, 5/29/25 ... 6,881 6,659
7265889.SQ.FTS.B, Zero Cpn, 5/29/25 ... 5,304 5,164
7266011.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,942 2,842
7266049.SQ.FTS.B, Zero Cpn, 5/29/25 ... 40,441 39,243
7266994.SQ.FTS.B, Zero Cpn, 5/29/25 ... 5,030 4,853
7267090.SQ.FTS.B, Zero Cpn, 5/29/25 ... 4,320 4,281
7267354.SQ.FTS.B, Zero Cpn, 5/29/25 ... 946 931
7267389.SQ.FTS.B, Zero Cpn, 5/29/25 ... 944 893
7269871.SQ.FTS.B, Zero Cpn, 5/30/25 ... 2,226 2,108
7269980.SQ.FTS.B, Zero Cpn, 5/30/25 ... 13,957 5,017
7270240.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,310 1,281
7270316.SQ.FTS.B, Zero Cpn, 5/30/25 ... 4,569 4,499
7270917.SQ.FTS.B, Zero Cpn, 5/30/25 ... 5,427 5,367
7271545.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,445 1,402
7271810.SQ.FTS.B, Zero Cpn, 5/30/25 ... 8,213 8,086
7272203.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,815 1,763
7272251.SQ.FTS.B, Zero Cpn, 5/30/25 ... 2,278 2,242
7272366.SQ.FTS.B, Zero Cpn, 5/30/25 ... 3,044 2,762
7272437.SQ.FTS.B, Zero Cpn, 5/30/25 ... 7,522 7,326
7272784.SQ.FTS.B, Zero Cpn, 5/30/25 ... 23,927 23,254
7273546.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,354 1,343
7273665.SQ.FTS.B, Zero Cpn, 5/30/25 ... 2,886 2,711
7273735.SQ.FTS.B, Zero Cpn, 5/30/25 ... 2,163 2,114
7273825.SQ.FTS.B, Zero Cpn, 6/01/25 ... 42,615 37,776
7274987.SQ.FTS.B, Zero Cpn, 6/01/25 ... 3,558 3,500
7275182.SQ.FTS.B, Zero Cpn, 6/01/25 ... 295 281
7275203.SQ.FTS.B, Zero Cpn, 6/01/25 ... 6,257 3,711
7275386.SQ.FTS.B, Zero Cpn, 6/01/25 ... 3,350 3,280
7275459.SQ.FTS.B, Zero Cpn, 6/01/25 ... 6,283 5,361
7275778.SQ.FTS.B, Zero Cpn, 6/01/25 ... 202 197
7275797.SQ.FTS.B, Zero Cpn, 6/01/25 ... 8,289 7,663
7275984.SQ.FTS.B, Zero Cpn, 6/01/25 ... 3,535 3,424
7276109.SQ.FTS.B, Zero Cpn, 6/01/25 ... 1,637 1,193

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7276142.SQ.FTS.B, Zero Cpn, 6/01/25 ... $ 6,703 $ 6,664
7276979.SQ.FTS.B, Zero Cpn, 6/01/25 ... 5,067 4,926
7277155.SQ.FTS.B, Zero Cpn, 6/01/25 ... 13,727 13,235
7277545.SQ.FTS.B, Zero Cpn, 6/02/25 ... 4,010 3,886
7277617.SQ.FTS.B, Zero Cpn, 6/02/25 ... 10,831 10,360
7277848.SQ.FTS.B, Zero Cpn, 6/02/25 ... 2,449 2,241
7277880.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,905 1,828
7277957.SQ.FTS.B, Zero Cpn, 6/02/25 ... 3,622 3,562
7278121.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,773 1,736
7278188.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,196 1,074
7278214.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,669 1,112
7278241.SQ.FTS.B, Zero Cpn, 6/02/25 ... 1,478 1,110
7278277.SQ.FTS.B, Zero Cpn, 6/02/25 ... 2,642 2,578
7278347.SQ.FTS.B, Zero Cpn, 6/02/25 ... 9,051 8,781
7278551.SQ.FTS.B, Zero Cpn, 6/03/25 ... 2,011 1,954
7278613.SQ.FTS.B, Zero Cpn, 6/03/25 ... 2,288 2,169
7278667.SQ.FTS.B, Zero Cpn, 6/03/25 ... 755 669
7278686.SQ.FTS.B, Zero Cpn, 6/03/25 ... 5,724 5,558
7278809.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,157 1,114
7278835.SQ.FTS.B, Zero Cpn, 6/03/25 ... 3,427 3,373
7278943.SQ.FTS.B, Zero Cpn, 6/03/25 ... 20,142 19,051
7279332.SQ.FTS.B, Zero Cpn, 6/03/25 ... 352 340
7279343.SQ.FTS.B, Zero Cpn, 6/03/25 ... 5,023 4,895
7279484.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,050 1,026
7280181.SQ.FTS.B, Zero Cpn, 6/04/25 ... 14,172 13,655
7280980.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,445 2,383
7281061.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,167 2,121
7281113.SQ.FTS.B, Zero Cpn, 6/04/25 ... 475 461
7281273.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,881 1,843
7281446.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,492 1,473
7281560.SQ.FTS.B, Zero Cpn, 6/04/25 ... 629 602
7281575.SQ.FTS.B, Zero Cpn, 6/04/25 ... 14,859 14,187
7282030.SQ.FTS.B, Zero Cpn, 6/04/25 ... 4,336 4,239
7282133.SQ.FTS.B, Zero Cpn, 6/04/25 ... 11,779 11,501
7282476.SQ.FTS.B, Zero Cpn, 6/04/25 ... 17,623 16,666
7282840.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,211 798
7282865.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,448 1,424
7282904.SQ.FTS.B, Zero Cpn, 6/04/25 ... 15,961 15,607
7283437.SQ.FTS.B, Zero Cpn, 6/04/25 ... 29,902 28,537
7284014.SQ.FTS.B, Zero Cpn, 6/05/25 ... 3,075 2,945
7284188.SQ.FTS.B, Zero Cpn, 6/05/25 ... 8,811 8,543
7284416.SQ.FTS.B, Zero Cpn, 6/05/25 ... 4,753 4,217
7284558.SQ.FTS.B, Zero Cpn, 6/05/25 ... 6,937 6,446
7285781.SQ.FTS.B, Zero Cpn, 6/05/25 ... 2,233 1,636
7285848.SQ.FTS.B, Zero Cpn, 6/05/25 ... 2,747 2,580
7285927.SQ.FTS.B, Zero Cpn, 6/05/25 ... 2,178 1,990
7285980.SQ.FTS.B, Zero Cpn, 6/05/25 ... 2,541 2,215
7286086.SQ.FTS.B, Zero Cpn, 6/05/25 ... 587 577
7286106.SQ.FTS.B, Zero Cpn, 6/05/25 ... 4,659 4,444
7286211.SQ.FTS.B, Zero Cpn, 6/05/25 ... 12,560 11,977
7286404.SQ.FTS.B, Zero Cpn, 6/05/25 ... 13,446 9,492
7286601.SQ.FTS.B, Zero Cpn, 6/05/25 ... 3,357 3,200
7286713.SQ.FTS.B, Zero Cpn, 6/05/25 ... 4,945 3,570
7286755.SQ.FTS.B, Zero Cpn, 6/05/25 ... 13,201 12,879
7287168.SQ.FTS.B, Zero Cpn, 6/05/25 ... 14,662 13,627
7287642.SQ.FTS.B, Zero Cpn, 6/05/25 ... 1,321 1,295
7287670.SQ.FTS.B, Zero Cpn, 6/05/25 ... 3,845 3,746
7287857.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,933 4,733
Description
Principal
Amount Value
Block, Inc. (continued)
7287972.SQ.FTS.B, Zero Cpn, 6/06/25 ... $ 7,037 $ 6,821
7288280.SQ.FTS.B, Zero Cpn, 6/06/25 ... 16,780 15,367
7288862.SQ.FTS.B, Zero Cpn, 6/06/25 ... 6,631 6,502
7289140.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,676 4,536
7289262.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,515 2,236
7289318.SQ.FTS.B, Zero Cpn, 6/06/25 ... 3,508 3,358
7289450.SQ.FTS.B, Zero Cpn, 6/06/25 ... 415 401
7289471.SQ.FTS.B, Zero Cpn, 6/06/25 ... 6,930 6,639
7289660.SQ.FTS.B, Zero Cpn, 6/06/25 ... 30,894 29,738
7290136.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,600 4,390
7290368.SQ.FTS.B, Zero Cpn, 6/06/25 ... 17,631 17,022
7290764.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,816 1,755
7290786.SQ.FTS.B, Zero Cpn, 6/06/25 ... 902 886
7290826.SQ.FTS.B, Zero Cpn, 6/06/25 ... 2,947 2,602
7290873.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,192 3,754
7290948.SQ.FTS.B, Zero Cpn, 6/06/25 ... 8,354 8,053
7291111.SQ.FTS.B, Zero Cpn, 6/06/25 ... 6,233 6,045
7291234.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,769 4,597
7293643.SQ.FTS.B, Zero Cpn, 6/07/25 ... 6,410 6,223
7293971.SQ.FTS.B, Zero Cpn, 6/07/25 ... 10,874 10,538
7294369.SQ.FTS.B, Zero Cpn, 6/07/25 ... 717 686
7294453.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,276 2,183
7294568.SQ.FTS.B, Zero Cpn, 6/07/25 ... 971 792
7294656.SQ.FTS.B, Zero Cpn, 6/07/25 ... 717 714
7294878.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,879 3,761
7295038.SQ.FTS.B, Zero Cpn, 6/07/25 ... 5,942 5,622
7295228.SQ.FTS.B, Zero Cpn, 6/07/25 ... 1,737 1,681
7295275.SQ.FTS.B, Zero Cpn, 6/07/25 ... 1,769 1,733
7295325.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,066 1,982
7295422.SQ.FTS.B, Zero Cpn, 6/07/25 ... 7,735 7,088
7295648.SQ.FTS.B, Zero Cpn, 6/07/25 ... 6,687 6,335
7295899.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,819 2,773
7296034.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,992 3,802
7296418.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,343 2,253
7296480.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,224 2,078
7296532.SQ.FTS.B, Zero Cpn, 6/07/25 ... 658 643
7296575.SQ.FTS.B, Zero Cpn, 6/07/25 ... 5,163 4,691
7296720.SQ.FTS.B, Zero Cpn, 6/07/25 ... 5,012 4,887
7296922.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,594 3,454
7297029.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,215 2,012
7297085.SQ.FTS.B, Zero Cpn, 6/07/25 ... 4,397 4,293
7297175.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,040 2,020
7297291.SQ.FTS.B, Zero Cpn, 6/07/25 ... 1,247 1,202
7297339.SQ.FTS.B, Zero Cpn, 6/07/25 ... 994 979
7297372.SQ.FTS.B, Zero Cpn, 6/07/25 ... 19,281 18,721
7297931.SQ.FTS.B, Zero Cpn, 6/08/25 ... 372 357
7298009.SQ.FTS.B, Zero Cpn, 6/08/25 ... 3,829 3,315
7298093.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,497 1,446
7298159.SQ.FTS.B, Zero Cpn, 6/08/25 ... 9,049 8,745
7298531.SQ.FTS.B, Zero Cpn, 6/08/25 ... 14,331 14,006
7299426.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,173 1,065
7299448.SQ.FTS.B, Zero Cpn, 6/08/25 ... 5,133 4,177
7299523.SQ.FTS.B, Zero Cpn, 6/08/25 ... 2,351 2,266
7299590.SQ.FTS.B, Zero Cpn, 6/08/25 ... 1,767 1,697
7299617.SQ.FTS.B, Zero Cpn, 6/08/25 ... 799 746
7299622.SQ.FTS.B, Zero Cpn, 6/08/25 ... 12,365 12,071
7299866.SQ.FTS.B, Zero Cpn, 6/08/25 ... 73,976 70,086
7301207.SQ.FTS.B, Zero Cpn, 6/08/25 ... 7,379 5,854

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7301343.SQ.FTS.B, Zero Cpn, 6/08/25 ... $ 11,903 $ 9,093
7301957.SQ.FTS.B, Zero Cpn, 6/09/25 ... 610 592
7301973.SQ.FTS.B, Zero Cpn, 6/09/25 ... 2,791 2,734
7302072.SQ.FTS.B, Zero Cpn, 6/09/25 ... 12,973 12,355
7302311.SQ.FTS.B, Zero Cpn, 6/09/25 ... 2,813 2,737
7302387.SQ.FTS.B, Zero Cpn , 6/09/25 ... 2,960 2,888
7302463.SQ.FTS.B, Zero Cpn, 6/09/25 ... 2,839 2,771
7302558.SQ.FTS.B, Zero Cpn, 6/09/25 ... 732 644
7302568.SQ.FTS.B, Zero Cpn, 6/09/25 ... 17,398 16,895
7303529.SQ.FTS.B, Zero Cpn, 6/10/25 ... 968 924
7303557.SQ.FTS.B, Zero Cpn, 6/10/25 ... 1,476 1,434
7303607.SQ.FTS.B, Zero Cpn, 6/10/25 ... 20,730 20,099
7304997.SQ.FTS.B, Zero Cpn, 6/11/25 ... 2,932 2,871
7305248.SQ.FTS.B, Zero Cpn, 6/11/25 ... 13,210 10,696
7305713.SQ.FTS.B, Zero Cpn, 6/11/25 ... 1,815 1,254
7305795.SQ.FTS.B, Zero Cpn, 6/11/25 ... 742 712
7305806.SQ.FTS.B, Zero Cpn, 6/11/25 ... 7,623 7,437
7306020.SQ.FTS.B, Zero Cpn, 6/11/25 ... 2,708 2,588
7306315.SQ.FTS.B, Zero Cpn, 6/11/25 ... 6,327 5,060
7306467.SQ.FTS.B, Zero Cpn, 6/11/25 ... 4,878 4,241
7306561.SQ.FTS.B, Zero Cpn, 6/11/25 ... 3,849 3,721
7306657.SQ.FTS.B, Zero Cpn, 6/11/25 ... 12,584 6,080
7307148.SQ.FTS.B, Zero Cpn, 6/11/25 ... 37,626 34,779
7308060.SQ.FTS.B, Zero Cpn, 6/11/25 ... 455 448
7308144.SQ.FTS.B, Zero Cpn, 6/12/25 ... 6,781 6,565
7308334.SQ.FTS.B, Zero Cpn, 6/12/25 ... 1,208 1,062
7308620.SQ.FTS.B, Zero Cpn, 6/12/25 ... 4,372 4,212
7308932.SQ.FTS.B, Zero Cpn, 6/12/25 ... 467 426
7308966.SQ.FTS.B, Zero Cpn, 6/12/25 ... 789 689
7309054.SQ.FTS.B, Zero Cpn, 6/12/25 ... 1,501 1,473
7309149.SQ.FTS.B, Zero Cpn, 6/12/25 ... 17,102 14,366
7309648.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,968 2,214
7309721.SQ.FTS.B, Zero Cpn, 6/12/25 ... 4,150 4,010
7309809.SQ.FTS.B, Zero Cpn, 6/12/25 ... 7,163 5,971
7309926.SQ.FTS.B, Zero Cpn, 6/12/25 ... 14,325 13,874
7313394.SQ.FTS.B, Zero Cpn, 6/12/25 ... 14,418 14,092
7313686.SQ.FTS.B, Zero Cpn, 6/12/25 ... 10,264 9,396
7313855.SQ.FTS.B, Zero Cpn, 6/12/25 ... 4,550 4,384
7313947.SQ.FTS.B, Zero Cpn, 6/12/25 ... 1,301 1,055
7313955.SQ.FTS.B, Zero Cpn, 6/12/25 ... 769 733
7313971.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,652 2,350
7314028.SQ.FTS.B, Zero Cpn, 6/12/25 ... 13,045 12,784
7314374.SQ.FTS.B, Zero Cpn, 6/12/25 ... 755 737
7314411.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,069 2,011
7314476.SQ.FTS.B, Zero Cpn, 6/12/25 ... 21,960 18,989
7314645.SQ.FTS.B, Zero Cpn, 6/13/25 ... 3,844 3,748
7314840.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,262 1,227
7314877.SQ.FTS.B, Zero Cpn, 6/13/25 ... 29,430 27,769
7315747.SQ.FTS.B, Zero Cpn, 6/13/25 ... 21,453 20,721
7316221.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,729 2,630
7316280.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,810 1,750
7316316.SQ.FTS.B, Zero Cpn, 6/13/25 ... 8,580 6,510
7316538.SQ.FTS.B, Zero Cpn, 6/13/25 ... 36,139 34,587
7317112.SQ.FTS.B, Zero Cpn, 6/13/25 ... 8,852 6,691
7317239.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,305 1,238
7317253.SQ.FTS.B, Zero Cpn, 6/13/25 ... 8,365 8,078
7317390.SQ.FTS.B, Zero Cpn, 6/13/25 ... 6,604 6,407
7317533.SQ.FTS.B, Zero Cpn, 6/13/25 ... 6,017 5,670
Description
Principal
Amount Value
Block, Inc. (continued)
7317637.SQ.FTS.B, Zero Cpn, 6/13/25 ... $ 3,391 $ 3,290
7317759.SQ.FTS.B, Zero Cpn, 6/13/25 ... 3,987 3,777
7317886.SQ.FTS.B, Zero Cpn, 6/13/25 ... 154 153
7318039.SQ.FTS.B, Zero Cpn, 6/13/25 ... 3,274 3,144
7318114.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,088 1,065
7320315.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,547 3,458
7320441.SQ.FTS.B, Zero Cpn, 6/14/25 ... 11,762 11,027
7320818.SQ.FTS.B, Zero Cpn, 6/14/25 ... 12,594 12,294
7321333.SQ.FTS.B, Zero Cpn, 6/14/25 ... 5,814 5,620
7321573.SQ.FTS.B, Zero Cpn, 6/14/25 ... 12,095 11,701
7322018.SQ.FTS.B, Zero Cpn, 6/14/25 ... 6,249 5,711
7322141.SQ.FTS.B, Zero Cpn, 6/14/25 ... 5,297 5,132
7322240.SQ.FTS.B, Zero Cpn, 6/14/25 ... 5,125 4,606
7322401.SQ.FTS.B, Zero Cpn, 6/14/25 ... 439 435
7322434.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,517 3,406
7322543.SQ.FTS.B, Zero Cpn, 6/14/25 ... 32,462 31,691
7323412.SQ.FTS.B, Zero Cpn, 6/14/25 ... 36,310 35,272
7324336.SQ.FTS.B, Zero Cpn, 6/14/25 ... 5,868 5,707
7324564.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,148 1,125
7324592.SQ.FTS.B, Zero Cpn, 6/15/25 ... 8,610 8,325
7324907.SQ.FTS.B, Zero Cpn, 6/15/25 ... 25,596 24,645
7325912.SQ.FTS.B, Zero Cpn, 6/15/25 ... 344 335
7325922.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,676 1,643
7326086.SQ.FTS.B, Zero Cpn, 6/15/25 ... 4,258 4,041
7326325.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,383 1,305
7326334.SQ.FTS.B, Zero Cpn, 6/15/25 ... 5,078 4,999
7326416.SQ.FTS.B, Zero Cpn, 6/15/25 ... 9,677 8,540
7326642.SQ.FTS.B, Zero Cpn, 6/15/25 ... 10,939 10,525
7326891.SQ.FTS.B, Zero Cpn, 6/15/25 ... 3,783 3,533
7326968.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,537 1,490
7327011.SQ.FTS.B, Zero Cpn, 6/15/25 ... 5,128 3,550
7327081.SQ.FTS.B, Zero Cpn, 6/15/25 ... 72,908 69,782
7328194.SQ.FTS.B, Zero Cpn, 6/16/25 ... 10,172 9,784
7328504.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,437 1,404
7328548.SQ.FTS.B, Zero Cpn, 6/16/25 ... 19,094 18,489
7329129.SQ.FTS.B, Zero Cpn, 6/17/25 ... 3,313 3,226
7329267.SQ.FTS.B, Zero Cpn, 6/17/25 ... 2,414 2,365
7329348.SQ.FTS.B, Zero Cpn, 6/17/25 ... 3,488 3,383
7329450.SQ.FTS.B, Zero Cpn, 6/17/25 ... 4,617 4,437
7329576.SQ.FTS.B, Zero Cpn, 6/17/25 ... 1,951 1,873
7329634.SQ.FTS.B, Zero Cpn, 6/17/25 ... 1,270 1,228
7329684.SQ.FTS.B, Zero Cpn, 6/17/25 ... 4,154 3,349
7329986.SQ.FTS.B, Zero Cpn, 6/17/25 ... 5,330 5,166
7330470.SQ.FTS.B, Zero Cpn, 6/18/25 ... 1,380 1,361
7330643.SQ.FTS.B, Zero Cpn, 6/18/25 ... 1,415 1,310
7330730.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,287 5,158
7331267.SQ.FTS.B, Zero Cpn, 6/18/25 ... 11,778 11,450
7332055.SQ.FTS.B, Zero Cpn, 6/18/25 ... 10,227 9,839
7332388.SQ.FTS.B, Zero Cpn, 6/18/25 ... 14,311 13,781
7332779.SQ.FTS.B, Zero Cpn, 6/18/25 ... 8,163 7,900
7332985.SQ.FTS.B, Zero Cpn, 6/18/25 ... 15,456 14,821
7333444.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,423 4,087
7333741.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,284 5,116
7334049.SQ.FTS.B, Zero Cpn, 6/18/25 ... 5,136 4,894
7334250.SQ.FTS.B, Zero Cpn, 6/18/25 ... 832 549
7334268.SQ.FTS.B, Zero Cpn, 6/18/25 ... 10,716 9,394
7334439.SQ.FTS.B, Zero Cpn, 6/19/25 ... 15,315 14,647
7334864.SQ.FTS.B, Zero Cpn, 6/19/25 ... 14,144 13,493

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7335226.SQ.FTS.B, Zero Cpn, 6/19/25 ... $ 3,333 $ 3,214
7335334.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,306 4,929
7335574.SQ.FTS.B, Zero Cpn, 6/19/25 ... 4,575 4,431
7335741.SQ.FTS.B, Zero Cpn, 6/19/25 ... 2,622 2,515
7335796.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,333 4,706
7335898.SQ.FTS.B, Zero Cpn, 6/19/25 ... 2,166 2,120
7335968.SQ.FTS.B, Zero Cpn, 6/19/25 ... 7,165 7,058
7336152.SQ.FTS.B, Zero Cpn, 6/19/25 ... 2,874 2,776
7336210.SQ.FTS.B, Zero Cpn, 6/19/25 ... 255 252
7336217.SQ.FTS.B, Zero Cpn, 6/19/25 ... 21,383 16,102
7336451.SQ.FTS.B, Zero Cpn, 6/19/25 ... 2,147 2,087
7336505.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,836 1,232
7336525.SQ.FTS.B, Zero Cpn, 6/19/25 ... 12,447 11,884
7336669.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,611 3,495
7336697.SQ.FTS.B, Zero Cpn, 6/19/25 ... 11,165 10,732
7336967.SQ.FTS.B, Zero Cpn, 6/19/25 ... 4,561 3,799
7337038.SQ.FTS.B, Zero Cpn, 6/19/25 ... 2,961 2,898
7337090.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,756 3,649
7337186.SQ.FTS.B, Zero Cpn, 6/19/25 ... 6,417 6,236
7337304.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,569 1,221
7337326.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,491 5,306
7337478.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,101 1,078
7337961.SQ.FTS.B, Zero Cpn, 6/19/25 ... 490 479
7337979.SQ.FTS.B, Zero Cpn, 6/19/25 ... 458 410
7337985.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,125 3,067
7338324.SQ.FTS.B, Zero Cpn, 6/20/25 ... 12,018 11,322
7338610.SQ.FTS.B, Zero Cpn, 6/20/25 ... 899 854
7338630.SQ.FTS.B, Zero Cpn, 6/20/25 ... 3,113 3,012
7338713.SQ.FTS.B, Zero Cpn, 6/20/25 ... 5,169 5,061
7338898.SQ.FTS.B, Zero Cpn, 6/20/25 ... 11,633 11,237
7339230.SQ.FTS.B, Zero Cpn, 6/20/25 ... 8,344 8,079
7339564.SQ.FTS.B, Zero Cpn, 6/20/25 ... 13,856 13,409
7339766.SQ.FTS.B, Zero Cpn, 6/20/25 ... 413 406
7340047.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,466 2,266
7340082.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,489 1,471
7340109.SQ.FTS.B, Zero Cpn, 6/20/25 ... 9,557 9,107
7340194.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,107 1,078
7340223.SQ.FTS.B, Zero Cpn, 6/20/25 ... 22,237 21,622
7340517.SQ.FTS.B, Zero Cpn, 6/20/25 ... 8,200 7,750
7340589.SQ.FTS.B, Zero Cpn, 6/20/25 ... 738 717
7340600.SQ.FTS.B, Zero Cpn, 6/20/25 ... 900 856
7340626.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,446 1,295
7340672.SQ.FTS.B, Zero Cpn, 6/20/25 ... 21,921 20,766
7340890.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,564 1,495
7344537.SQ.FTS.B, Zero Cpn, 6/21/25 ... 6,534 6,105
7344646.SQ.FTS.B, Zero Cpn, 6/21/25 ... 739 724
7344679.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,393 3,209
7344757.SQ.FTS.B, Zero Cpn, 6/21/25 ... 5,282 5,115
7344965.SQ.FTS.B, Zero Cpn, 6/21/25 ... 7,243 6,221
7345117.SQ.FTS.B, Zero Cpn, 6/21/25 ... 4,413 4,202
7345235.SQ.FTS.B, Zero Cpn, 6/21/25 ... 4,060 3,928
7345390.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,930 1,831
7345466.SQ.FTS.B, Zero Cpn, 6/21/25 ... 7,390 7,108
7345593.SQ.FTS.B, Zero Cpn, 6/21/25 ... 739 705
7345618.SQ.FTS.B, Zero Cpn, 6/21/25 ... 12,724 12,433
7345866.SQ.FTS.B, Zero Cpn, 6/21/25 ... 11,967 11,542
7346076.SQ.FTS.B, Zero Cpn, 6/21/25 ... 10,486 10,112
7346269.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,553 3,496
Description
Principal
Amount Value
Block, Inc. (continued)
7346353.SQ.FTS.B, Zero Cpn, 6/21/25 ... $ 36,016 $ 34,852
7347201.SQ.FTS.B, Zero Cpn, 6/21/25 ... 2,179 1,628
7347245.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,198 3,041
7347359.SQ.FTS.B, Zero Cpn, 6/21/25 ... 8,577 8,306
7347502.SQ.FTS.B, Zero Cpn, 6/21/25 ... 12,510 12,136
7347664.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,171 738
7347685.SQ.FTS.B, Zero Cpn, 6/21/25 ... 3,262 1,705
7347786.SQ.FTS.B, Zero Cpn, 6/21/25 ... 2,024 1,962
7348160.SQ.FTS.B, Zero Cpn, 6/22/25 ... 8,511 8,208
7348325.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,953 1,881
7348390.SQ.FTS.B, Zero Cpn, 6/22/25 ... 2,836 2,781
7348485.SQ.FTS.B, Zero Cpn, 6/22/25 ... 835 806
7348507.SQ.FTS.B, Zero Cpn, 6/22/25 ... 5,262 4,989
7348587.SQ.FTS.B, Zero Cpn, 6/22/25 ... 13,221 12,874
7348893.SQ.FTS.B, Zero Cpn, 6/22/25 ... 46,202 45,132
7350446.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,900 1,836
7350479.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,426 1,347
7350516.SQ.FTS.B, Zero Cpn, 6/22/25 ... 7,573 7,300
7350686.SQ.FTS.B, Zero Cpn, 6/22/25 ... 16,028 14,959
7351055.SQ.FTS.B, Zero Cpn, 6/22/25 ... 5,599 5,390
7351143.SQ.FTS.B, Zero Cpn, 6/22/25 ... 7,650 7,383
7351554.SQ.FTS.B, Zero Cpn, 6/23/25 ... 899 870
7351596.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,800 1,739
7351615.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,648 1,482
7351639.SQ.FTS.B, Zero Cpn, 6/23/25 ... 3,297 3,177
7351712.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,004 984
7351727.SQ.FTS.B, Zero Cpn, 6/23/25 ... 6,226 5,876
7351847.SQ.FTS.B, Zero Cpn, 6/23/25 ... 10,136 7,286
7351945.SQ.FTS.B, Zero Cpn, 6/23/25 ... 4,159 3,936
7352007.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,443 1,055
7352025.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,312 1,276
7352057.SQ.FTS.B, Zero Cpn, 6/23/25 ... 14,624 13,738
7352201.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,224 1,191
7352220.SQ.FTS.B, Zero Cpn, 6/23/25 ... 18,398 17,857
7352474.SQ.FTS.B, Zero Cpn, 6/23/25 ... 940 891
7352488.SQ.FTS.B, Zero Cpn, 6/23/25 ... 6,090 5,894
7352573.SQ.FTS.B, Zero Cpn, 6/24/25 ... 26,793 25,919
7352913.SQ.FTS.B, Zero Cpn, 6/24/25 ... 22,203 19,589
7353146.SQ.FTS.B, Zero Cpn, 6/24/25 ... 814 717
7353157.SQ.FTS.B, Zero Cpn, 6/24/25 ... 5,799 5,629
7353226.SQ.FTS.B, Zero Cpn, 6/24/25 ... 9,047 7,625
7353341.SQ.FTS.B, Zero Cpn, 6/24/25 ... 290 281
7353349.SQ.FTS.B, Zero Cpn, 6/24/25 ... 2,091 2,051
7353412.SQ.FTS.B, Zero Cpn, 6/25/25 ... 701 596
7353425.SQ.FTS.B, Zero Cpn, 6/25/25 ... 773 740
7353434.SQ.FTS.B, Zero Cpn, 6/25/25 ... 278 271
7353442.SQ.FTS.B, Zero Cpn, 6/25/25 ... 459 451
7353461.SQ.FTS.B, Zero Cpn, 6/25/25 ... 126 124
7353466.SQ.FTS.B, Zero Cpn, 6/25/25 ... 5,445 5,232
7353529.SQ.FTS.B, Zero Cpn, 6/25/25 ... 1,379 1,178
7353547.SQ.FTS.B, Zero Cpn, 6/25/25 ... 4,836 4,606
7353597.SQ.FTS.B, Zero Cpn, 6/25/25 ... 2,017 1,986
7353626.SQ.FTS.B, Zero Cpn, 6/25/25 ... 3,471 3,429
7353656.SQ.FTS.B, Zero Cpn, 6/25/25 ... 1,838 1,735
7353660.SQ.FTS.B, Zero Cpn, 6/25/25 ... 3,810 3,667
7353683.SQ.FTS.B, Zero Cpn, 6/25/25 ... 2,350 2,156
7353702.SQ.FTS.B, Zero Cpn, 6/25/25 ... 8,088 7,879
7353816.SQ.FTS.B, Zero Cpn, 6/25/25 ... 2,851 2,790

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7353866.SQ.FTS.B, Zero Cpn, 6/25/25 ... $ 46 $ 46
7353909.SQ.FTS.B, Zero Cpn, 6/25/25 ... 1,192 1,130
7353928.SQ.FTS.B, Zero Cpn, 6/25/25 ... 705 677
7353988.SQ.FTS.B, Zero Cpn, 6/25/25 ... 304 296
7358620.SQ.FTS.B, Zero Cpn, 6/27/25 ... 8,033 6,395
7358768.SQ.FTS.B, Zero Cpn, 6/27/25 ... 646 542
7358791.SQ.FTS.B, Zero Cpn, 6/27/25 ... 4,902 4,708
7358868.SQ.FTS.B, Zero Cpn, 6/27/25 ... 14,991 14,646
7359329.SQ.FTS.B, Zero Cpn, 6/27/25 ... 10,708 10,287
7359607.SQ.FTS.B, Zero Cpn, 6/27/25 ... 48,662 46,422
7360226.SQ.FTS.B, Zero Cpn, 6/27/25 ... 20,901 18,626
7360327.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,106 1,070
7360339.SQ.FTS.B, Zero Cpn, 6/27/25 ... 5,100 4,950
7360458.SQ.FTS.B, Zero Cpn, 6/27/25 ... 785 650
7360466.SQ.FTS.B, Zero Cpn, 6/27/25 ... 5,016 4,729
7360680.SQ.FTS.B, Zero Cpn, 6/27/25 ... 12,999 12,682
7360950.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,797 1,731
7360990.SQ.FTS.B, Zero Cpn, 6/27/25 ... 447 442
7361012.SQ.FTS.B, Zero Cpn, 6/27/25 ... 933 890
7361032.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,295 1,266
7361057.SQ.FTS.B, Zero Cpn, 6/27/25 ... 1,865 1,759
7361103.SQ.FTS.B, Zero Cpn, 6/27/25 ... 2,841 2,694
7361228.SQ.FTS.B, Zero Cpn, 6/27/25 ... 551 542
7364432.SQ.FTS.B, Zero Cpn, 6/28/25 ... 4,190 3,310
7364596.SQ.FTS.B, Zero Cpn, 6/28/25 ... 15,280 14,729
7365025.SQ.FTS.B, Zero Cpn, 6/28/25 ... 6,774 6,103
7365182.SQ.FTS.B, Zero Cpn, 6/28/25 ... 1,077 1,039
7365220.SQ.FTS.B, Zero Cpn, 6/28/25 ... 12,684 12,220
7365667.SQ.FTS.B, Zero Cpn, 6/28/25 ... 7,327 7,078
7365834.SQ.FTS.B, Zero Cpn, 6/28/25 ... 8,387 7,943
7366034.SQ.FTS.B, Zero Cpn, 6/28/25 ... 491 477
7366056.SQ.FTS.B, Zero Cpn, 6/28/25 ... 15,201 14,092
7366309.SQ.FTS.B, Zero Cpn, 6/28/25 ... 981 947
7366336.SQ.FTS.B, Zero Cpn, 6/28/25 ... 20,839 20,082
7366742.SQ.FTS.B, Zero Cpn, 6/28/25 ... 25,581 24,260
7367409.SQ.FTS.B, Zero Cpn, 6/29/25 ... 1,058 1,029
7367489.SQ.FTS.B, Zero Cpn, 6/29/25 ... 1,845 1,816
7367547.SQ.FTS.B, Zero Cpn, 6/29/25 ... 858 826
7367630.SQ.FTS.B, Zero Cpn, 6/29/25 ... 5,379 5,150
7367820.SQ.FTS.B, Zero Cpn, 6/29/25 ... 8,548 8,296
7368106.SQ.FTS.B, Zero Cpn, 6/29/25 ... 18,972 17,750
7368877.SQ.FTS.B, Zero Cpn, 6/29/25 ... 3,901 3,754
7369105.SQ.FTS.B, Zero Cpn, 6/29/25 ... 1,842 1,720
7369158.SQ.FTS.B, Zero Cpn, 6/29/25 ... 544 536
7369203.SQ.FTS.B, Zero Cpn, 6/29/25 ... 13,189 12,492
7369708.SQ.FTS.B, Zero Cpn, 6/29/25 ... 3,033 2,971
7370363.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,902 3,749
7370441.SQ.FTS.B, Zero Cpn, 6/30/25 ... 11,311 10,693
7370685.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,952 1,900
7370776.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,875 1,795
7370806.SQ.FTS.B, Zero Cpn, 6/30/25 ... 657 603
7370816.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,868 3,305
7370878.SQ.FTS.B, Zero Cpn, 6/30/25 ... 6,544 6,321
7371024.SQ.FTS.B, Zero Cpn, 6/30/25 ... 11,220 10,775
7371305.SQ.FTS.B, Zero Cpn, 6/30/25 ... 9,252 8,936
7371526.SQ.FTS.B, Zero Cpn, 6/30/25 ... 4,339 4,236
7371611.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,010 957
7371639.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,766 3,574
Description
Principal
Amount Value
Block, Inc. (continued)
7371738.SQ.FTS.B, Zero Cpn, 6/30/25 ... $ 8,180 $ 7,786
7371929.SQ.FTS.B, Zero Cpn, 7/01/25 ... 11,259 9,658
7372112.SQ.FTS.B, Zero Cpn, 7/01/25 ... 4,946 3,460
7372172.SQ.FTS.B, Zero Cpn, 7/01/25 ... 3,178 3,043
7372220.SQ.FTS.B, Zero Cpn, 7/01/25 ... 232 231
7372242.SQ.FTS.B, Zero Cpn, 7/01/25 ... 15,497 13,622
7372906.SQ.FTS.B, Zero Cpn, 7/02/25 ... 13,222 12,642
7373759.SQ.FTS.B, Zero Cpn, 7/02/25 ... 2,757 2,651
7373817.SQ.FTS.B, Zero Cpn, 7/02/25 ... 580 575
7373892.SQ.FTS.B, Zero Cpn, 7/02/25 ... 954 945
7373979.SQ.FTS.B, Zero Cpn, 7/02/25 ... 2,126 2,051
7374034.SQ.FTS.B, Zero Cpn, 7/02/25 ... 275 267
7374077.SQ.FTS.B, Zero Cpn, 7/02/25 ... 49,129 46,749
7374937.SQ.FTS.B, Zero Cpn, 7/02/25 ... 1,762 1,645
7375081.SQ.FTS.B, Zero Cpn, 7/02/25 ... 3,802 3,686
7375134.SQ.FTS.B, Zero Cpn, 7/02/25 ... 6,280 6,095
7375287.SQ.FTS.B, Zero Cpn, 7/02/25 ... 2,614 2,474
7375370.SQ.FTS.B, Zero Cpn, 7/02/25 ... 900 876
7375414.SQ.FTS.B, Zero Cpn, 7/02/25 ... 13,043 12,608
7375698.SQ.FTS.B, Zero Cpn, 7/02/25 ... 842 821
7375768.SQ.FTS.B, Zero Cpn, 7/02/25 ... 2,462 2,349
7375814.SQ.FTS.B, Zero Cpn, 7/02/25 ... 9,149 8,671
7375980.SQ.FTS.B, Zero Cpn, 7/03/25 ... 25,238 24,577
7376708.SQ.FTS.B, Zero Cpn, 7/03/25 ... 7,427 7,154
7376991.SQ.FTS.B, Zero Cpn, 7/03/25 ... 1,245 1,197
7377027.SQ.FTS.B, Zero Cpn, 7/03/25 ... 12,924 12,430
7377280.SQ.FTS.B, Zero Cpn, 7/03/25 ... 4,412 4,132
7377359.SQ.FTS.B, Zero Cpn, 7/03/25 ... 617 591
7377362.SQ.FTS.B, Zero Cpn, 7/03/25 ... 22,951 19,659
7377849.SQ.FTS.B, Zero Cpn, 7/03/25 ... 1,108 1,085
7377857.SQ.FTS.B, Zero Cpn, 7/03/25 ... 967 944
7377871.SQ.FTS.B, Zero Cpn, 7/03/25 ... 731 720
7377885.SQ.FTS.B, Zero Cpn, 7/03/25 ... 14,008 11,222
7378050.SQ.FTS.B, Zero Cpn, 7/03/25 ... 756 685
7378054.SQ.FTS.B, Zero Cpn, 7/03/25 ... 2,714 1,871
7378079.SQ.FTS.B, Zero Cpn, 7/03/25 ... 5,776 5,508
7378207.SQ.FTS.B, Zero Cpn, 7/03/25 ... 9,549 5,830
7378360.SQ.FTS.B, Zero Cpn, 7/03/25 ... 3,187 3,084
7378447.SQ.FTS.B, Zero Cpn, 7/03/25 ... 1,620 1,584
7378535.SQ.FTS.B, Zero Cpn, 7/03/25 ... 2,383 2,173
7378600.SQ.FTS.B, Zero Cpn, 7/03/25 ... 1,841 1,809
7378717.SQ.FTS.B, Zero Cpn, 7/03/25 ... 5,049 4,898
7378849.SQ.FTS.B, Zero Cpn, 7/03/25 ... 7,015 6,721
7379012.SQ.FTS.B, Zero Cpn, 7/03/25 ... 1,926 1,910
7379066.SQ.FTS.B, Zero Cpn, 7/03/25 ... 11,875 11,326
7380824.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,279 935
7381117.SQ.FTS.B, Zero Cpn, 7/04/25 ... 13,550 11,990
7381436.SQ.FTS.B, Zero Cpn, 7/04/25 ... 35,098 27,937
7382425.SQ.FTS.B, Zero Cpn, 7/04/25 ... 416 409
7382463.SQ.FTS.B, Zero Cpn, 7/04/25 ... 328 323
7382469.SQ.FTS.B, Zero Cpn, 7/04/25 ... 13,786 13,271
7382818.SQ.FTS.B, Zero Cpn, 7/04/25 ... 970 882
7382858.SQ.FTS.B, Zero Cpn, 7/04/25 ... 6,577 5,370
7383018.SQ.FTS.B, Zero Cpn, 7/04/25 ... 4,070 3,880
7383092.SQ.FTS.B, Zero Cpn, 7/04/25 ... 10,427 8,126
7383246.SQ.FTS.B, Zero Cpn, 7/04/25 ... 5,942 5,745
7383465.SQ.FTS.B, Zero Cpn, 7/04/25 ... 19,866 19,121
7384316.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,696 1,673

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7384366.SQ.FTS.B, Zero Cpn, 7/05/25 ... $ 2,268 $ 1,314
7384447.SQ.FTS.B, Zero Cpn, 7/05/25 ... 18,131 17,271
7385182.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,162 2,085
7385217.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,146 1,116
7385292.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,065 1,984
7385342.SQ.FTS.B, Zero Cpn, 7/05/25 ... 5,034 4,700
7385423.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,828 1,351
7385467.SQ.FTS.B, Zero Cpn, 7/05/25 ... 39,128 37,464
7386345.SQ.FTS.B, Zero Cpn, 7/05/25 ... 4,899 4,678
7386407.SQ.FTS.B, Zero Cpn, 7/05/25 ... 16,457 15,121
7386932.SQ.FTS.B, Zero Cpn, 7/06/25 ... 4,595 4,445
7387021.SQ.FTS.B, Zero Cpn, 7/06/25 ... 7,901 7,538
7387077.SQ.FTS.B, Zero Cpn, 7/06/25 ... 2,421 2,353
7387131.SQ.FTS.B, Zero Cpn, 7/06/25 ... 8,067 7,749
7387263.SQ.FTS.B, Zero Cpn, 7/06/25 ... 2,017 1,916
7387308.SQ.FTS.B, Zero Cpn, 7/06/25 ... 1,823 1,566
7387327.SQ.FTS.B, Zero Cpn, 7/06/25 ... 5,295 5,124
7387507.SQ.FTS.B, Zero Cpn, 7/06/25 ... 1,225 1,174
7387534.SQ.FTS.B, Zero Cpn, 7/06/25 ... 4,160 4,100
7387770.SQ.FTS.B, Zero Cpn, 7/07/25 ... 1,057 1,023
7387825.SQ.FTS.B, Zero Cpn, 7/07/25 ... 2,072 2,039
7387880.SQ.FTS.B, Zero Cpn, 7/07/25 ... 1,160 1,032
7387906.SQ.FTS.B, Zero Cpn, 7/07/25 ... 29,128 27,666
7388299.SQ.FTS.B, Zero Cpn, 7/07/25 ... 653 610
7388320.SQ.FTS.B, Zero Cpn, 7/07/25 ... 2,441 2,348
7388591.SQ.FTS.B, Zero Cpn, 7/08/25 ... 2,524 2,416
7388953.SQ.FTS.B, Zero Cpn, 7/08/25 ... 3,105 2,983
7389108.SQ.FTS.B, Zero Cpn, 7/08/25 ... 2,618 1,994
7389242.SQ.FTS.B, Zero Cpn, 7/08/25 ... 5,237 5,161
7389557.SQ.FTS.B, Zero Cpn, 7/08/25 ... 2,858 2,778
7389667.SQ.FTS.B, Zero Cpn, 7/08/25 ... 5,990 5,693
7389815.SQ.FTS.B, Zero C pn, 7/08/25 ... 18,338 17,630
7390054.SQ.FTS.B, Zero Cpn, 7/08/25 ... 14,920 14,521
7390221.SQ.FTS.B, Zero Cpn, 7/08/25 ... 19,443 18,847
7390541.SQ.FTS.B, Zero Cpn, 7/08/25 ... 2,216 2,146
7390618.SQ.FTS.B, Zero Cpn, 7/08/25 ... 1,670 1,631
7390664.SQ.FTS.B, Zero Cpn, 7/08/25 ... 10,512 8,402
7390815.SQ.FTS.B, Zero Cpn, 7/08/25 ... 1,568 1,366
7390843.SQ.FTS.B, Zero Cpn, 7/08/25 ... 770 753
7390850.SQ.FTS.B, Zero Cpn, 7/08/25 ... 1,930 1,903
7390941.SQ.FTS.B, Zero Cpn, 7/08/25 ... 3,462 3,353
7391015.SQ.FTS.B, Zero Cpn, 7/08/25 ... 17,928 17,713
7391574.SQ.FTS.B, Zero Cpn, 7/09/25 ... 12,112 11,710
7391900.SQ.FTS.B, Zero Cpn, 7/09/25 ... 4,793 4,667
7392105.SQ.FTS.B, Zero Cpn, 7/09/25 ... 4,166 4,011
7392170.SQ.FTS.B, Zero Cpn, 7/09/25 ... 448 421
7392229.SQ.FTS.B, Zero Cpn, 7/09/25 ... 14,876 14,525
7392779.SQ.FTS.B, Zero Cpn, 7/09/25 ... 5,730 5,567
7392968.SQ.FTS.B, Zero Cpn, 7/09/25 ... 3,259 3,213
7393114.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,531 1,499
7393162.SQ.FTS.B, Zero Cpn, 7/09/25 ... 10,465 9,947
7393376.SQ.FTS.B, Zero Cpn, 7/09/25 ... 3,129 3,040
7393438.SQ.FTS.B, Zero Cpn, 7/09/25 ... 2,772 2,650
7393476.SQ.FTS.B, Zero Cpn, 7/09/25 ... 68,551 62,768
7394353.SQ.FTS.B, Zero Cpn, 7/09/25 ... 8,597 8,483
7394529.SQ.FTS.B, Zero Cpn, 7/10/25 ... 6,664 6,414
7394688.SQ.FTS.B, Zero Cpn, 7/10/25 ... 8,081 7,686
7394876.SQ.FTS.B, Zero Cpn, 7/10/25 ... 3,150 2,984
Description
Principal
Amount Value
Block, Inc. (continued)
7394965.SQ.FTS.B, Zero Cpn, 7/10/25 ... $ 2,169 $ 1,457
7395004.SQ.FTS.B, Zero Cpn, 7/10/25 ... 4,252 4,104
7395237.SQ.FTS.B, Zero Cpn, 7/10/25 ... 3,065 2,950
7395317.SQ.FTS.B, Zero Cpn, 7/10/25 ... 6,001 5,620
7395521.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,233 2,153
7395685.SQ.FTS.B, Zero Cpn, 7/10/25 ... 827 789
7395696.SQ.FTS.B, Zero Cpn, 7/10/25 ... 6,230 5,526
7395779.SQ.FTS.B, Zero Cpn, 7/10/25 ... 12,121 8,915
7395927.SQ.FTS.B, Zero Cpn, 7/10/25 ... 4,330 4,207
7395996.SQ.FTS.B, Zero Cpn, 7/10/25 ... 9,096 8,824
7396161.SQ.FTS.B, Zero Cpn, 7/10/25 ... 18,744 18,014
7396435.SQ.FTS.B, Zero Cpn, 7/10/25 ... 12,947 12,439
7396701.SQ.FTS.B, Zero Cpn, 7/10/25 ... 19,396 18,311
7397100.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,701 2,611
7397204.SQ.FTS.B, Zero Cpn, 7/10/25 ... 201 197
7400655.SQ.FTS.B, Zero Cpn, 7/11/25 ... 13,192 12,724
7400938.SQ.FTS.B, Zero Cpn, 7/11/25 ... 19,736 19,197
7401601.SQ.FTS.B, Zero Cpn, 7/11/25 ... 17,617 10,437
7401930.SQ.FTS.B, Zero Cpn, 7/11/25 ... 23,474 21,632
7402428.SQ.FTS.B, Zero Cpn, 7/11/25 ... 12,209 11,723
7402830.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,200 1,169
7402923.SQ.FTS.B, Zero Cpn, 7/11/25 ... 5,743 5,528
7403055.SQ.FTS.B, Zero Cpn, 7/11/25 ... 3,013 2,854
7403168.SQ.FTS.B, Zero Cpn, 7/11/25 ... 8,785 6,585
7403278.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,064 1,021
7403313.SQ.FTS.B, Zero Cpn, 7/11/25 ... 11,251 10,638
7403589.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,759 1,677
7403801.SQ.FTS.B, Zero Cpn, 7/12/25 ... 14,169 13,653
7404329.SQ.FTS.B, Zero Cpn, 7/12/25 ... 496 475
7404434.SQ.FTS.B, Zero Cpn, 7/12/25 ... 4,023 3,890
7404563.SQ.FTS.B, Zero Cpn, 7/12/25 ... 8,529 8,196
7404801.SQ.FTS.B, Zero Cpn, 7/12/25 ... 19,591 18,847
7405205.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,902 2,843
7405310.SQ.FTS.B, Zero Cpn, 7/12/25 ... 16,021 15,176
7405549.SQ.FTS.B, Zero Cpn, 7/12/25 ... 3,136 3,025
7405625.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,570 2,486
7405711.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,426 1,377
7405777.SQ.FTS.B, Zero Cpn, 7/12/25 ... 7,723 7,403
7406047.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,277 870
7406065.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,039 1,913
7406146.SQ.FTS.B, Zero Cpn, 7/12/25 ... 4,846 4,747
7406480.SQ.FTS.B, Zero Cpn, 7/13/25 ... 6,370 6,188
7406571.SQ.FTS.B, Zero Cpn, 7/13/25 ... 3,062 2,968
7406606.SQ.FTS.B, Zero Cpn, 7/13/25 ... 3,728 3,582
7406640.SQ.FTS.B, Zero Cpn, 7/13/25 ... 1,420 1,347
7406694.SQ.FTS.B, Zero Cpn, 7/13/25 ... 1,732 1,668
7406764.SQ.FTS.B, Zero Cpn, 7/13/25 ... 1,205 1,161
7406778.SQ.FTS.B, Zero Cpn, 7/13/25 ... 18,141 17,636
7407168.SQ.FTS.B, Zero Cpn, 7/14/25 ... 708 689
7407187.SQ.FTS.B, Zero Cpn, 7/14/25 ... 4,441 4,277
7407249.SQ.FTS.B, Zero Cpn, 7/14/25 ... 14,155 13,624
7407481.SQ.FTS.B, Zero Cpn, 7/14/25 ... 5,694 5,453
7407566.SQ.FTS.B, Zero Cpn, 7/14/25 ... 2,603 2,332
7407719.SQ.FTS.B, Zero Cpn, 7/14/25 ... 7,610 7,418
7407877.SQ.FTS.B, Zero Cpn, 7/15/25 ... 4,536 4,028
7407951.SQ.FTS.B, Zero Cpn, 7/15/25 ... 4,809 4,649
7408049.SQ.FTS.B, Zero Cpn, 7/15/25 ... 2,113 1,880
7408079.SQ.FTS.B, Zero Cpn, 7/15/25 ... 938 920

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7408102.SQ.FTS.B, Zero Cpn, 7/15/25 ... $ 16,353 $ 15,554
7408322.SQ.FTS.B, Zero Cpn, 7/15/25 ... 8,668 7,969
7408433.SQ.FTS.B, Zero Cpn, 7/15/25 ... 9,034 8,606
7408528.SQ.FTS.B, Zero Cpn, 7/15/25 ... 5,688 5,521
7408612.SQ.FTS.B, Zero Cpn, 7/15/25 ... 13,963 11,336
7408819.SQ.FTS.B, Zero Cpn, 7/15/25 ... 29,863 28,569
7409769.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,251 2,129
7409841.SQ.FTS.B, Zero Cpn, 7/16/25 ... 834 806
7410045.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,028 1,899
7410087.SQ.FTS.B, Zero Cpn, 7/16/25 ... 325 310
7410103.SQ.FTS.B, Zero Cpn, 7/16/25 ... 10,419 10,187
7410237.SQ.FTS.B, Zero Cpn, 7/16/25 ... 50,802 49,136
7410973.SQ.FTS.B, Zero Cpn, 7/16/25 ... 890 777
7410978.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,769 1,526
7411067.SQ.FTS.B, Zero Cpn, 7/16/25 ... 9,577 8,998
7411216.SQ.FTS.B, Zero Cpn, 7/16/25 ... 3,571 3,460
7411311.SQ.FTS.B, Zero Cpn, 7/16/25 ... 1,571 1,529
7411341.SQ.FTS.B, Zero Cpn, 7/16/25 ... 29,691 28,299
7411717.SQ.FTS.B, Zero Cpn, 7/17/25 ... 8,415 8,217
7412043.SQ.FTS.B, Zero Cpn, 7/17/25 ... 2,273 2,221
7412311.SQ.FTS.B, Zero Cpn, 7/17/25 ... 11,264 10,836
7412708.SQ.FTS.B, Zero Cpn, 7/17/25 ... 5,899 5,823
7412999.SQ.FTS.B, Zero Cpn, 7/17/25 ... 2,529 2,481
7413087.SQ.FTS.B, Zero Cpn, 7/17/25 ... 4,620 4,492
7414306.SQ.FTS.B, Zero Cpn, 7/17/25 ... 9,713 9,393
7416088.SQ.FTS.B, Zero Cpn, 7/18/25 ... 873 853
7416169.SQ.FTS.B, Zero Cpn, 7/18/25 ... 859 766
7416200.SQ.FTS.B, Zero Cpn, 7/18/25 ... 5,597 5,468
7416279.SQ.FTS.B, Zero Cpn, 7/18/25 ... 2,901 2,837
7416369.SQ.FTS.B, Zero Cpn, 7/18/25 ... 1,271 1,232
7416426.SQ.FTS.B, Zero Cpn, 7/18/25 ... 19,907 19,086
7417471.SQ.FTS.B, Zero Cpn, 7/18/25 ... 21,265 20,805
7417846.SQ.FTS.B, Zero Cpn, 7/18/25 ... 44,477 43,352
7418955.SQ.FTS.B, Zero Cpn, 7/18/25 ... 3,009 2,907
7419010.SQ.FTS.B, Zero Cpn, 7/18/25 ... 5,149 5,020
7419087.SQ.FTS.B, Zero Cpn, 7/18/25 ... 1,733 1,662
7419118.SQ.FTS.B, Zero Cpn, 7/18/25 ... 3,682 3,591
7419185.SQ.FTS.B, Zero Cpn, 7/18/25 ... 1,334 1,125
7419216.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,798 1,467
7419424.SQ.FTS.B, Zero Cpn, 7/19/25 ... 652 631
7419461.SQ.FTS.B, Zero Cpn, 7/19/25 ... 10,202 9,855
7420014.SQ.FTS.B, Zero Cpn, 7/19/25 ... 9,634 9,267
7420525.SQ.FTS.B, Zero Cpn, 7/19/25 ... 7,498 7,112
7420694.SQ.FTS.B, Zero Cpn, 7/19/25 ... 2,243 2,147
7420730.SQ.FTS.B, Zero Cpn, 7/19/25 ... 6,482 6,215
7420849.SQ.FTS.B, Zero Cpn, 7/19/25 ... 2,902 2,735
7421393.SQ.FTS.B, Zero Cpn, 7/19/25 ... 2,196 2,062
7421415.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,665 1,649
7421527.SQ.FTS.B, Zero Cpn, 7/19/25 ... 828 817
7421564.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,821 1,754
7421602.SQ.FTS.B, Zero Cpn, 7/19/25 ... 3,723 3,642
7421734.SQ.FTS.B, Zero Cpn, 7/19/25 ... 7,006 6,816
7421867.SQ.FTS.B, Zero Cpn, 7/19/25 ... 16,248 15,601
7422167.SQ.FTS.B, Zero Cpn, 7/19/25 ... 9,807 9,685
7422477.SQ.FTS.B, Zero Cpn, 7/20/25 ... 48,076 46,303
7423222.SQ.FTS.B, Zero Cpn, 7/21/25 ... 2,012 1,891
7423252.SQ.FTS.B, Zero Cpn, 7/21/25 ... 5,840 5,642
7423331.SQ.FTS.B, Zero Cpn, 7/21/25 ... 1,452 1,225
Description
Principal
Amount Value
Block, Inc. (continued)
7423351.SQ.FTS.B, Zero Cpn, 7/21/25 ... $ 7,736 $ 7,451
7423506.SQ.FTS.B, Zero Cpn, 7/21/25 ... 5,816 5,662
7423619.SQ.FTS.B, Zero Cpn, 7/21/25 ... 5,751 4,985
7423709.SQ.FTS.B, Zero Cpn, 7/21/25 ... 23,416 16,624
7424760.SQ.FTS.B, Zero Cpn, 7/22/25 ... 5,403 4,806
7425251.SQ.FTS.B, Zero Cpn, 7/22/25 ... 15,801 13,237
7425552.SQ.FTS.B, Zero Cpn, 7/22/25 ... 22,259 21,180
7425918.SQ.FTS.B, Zero Cpn, 7/22/25 ... 1,555 1,509
7425958.SQ.FTS.B, Zero Cpn, 7/22/25 ... 4,422 4,273
7426034.SQ.FTS.B, Zero Cpn, 7/22/25 ... 658 611
7426063.SQ.FTS.B, Zero Cpn, 7/22/25 ... 17,094 16,785
7426568.SQ.FTS.B, Zero Cpn, 7/22/25 ... 1,355 1,272
7426597.SQ.FTS.B, Zero Cpn, 7/22/25 ... 3,262 3,244
7427299.SQ.FTS.B, Zero Cpn, 7/22/25 ... 8,658 8,512
7427429.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,035 1,014
7427455.SQ.FTS.B, Zero Cpn, 7/23/25 ... 22,057 20,313
7428018.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,205 1,165
7428131.SQ.FTS.B, Zero Cpn, 7/23/25 ... 13,006 12,400
7428719.SQ.FTS.B, Zero Cpn, 7/23/25 ... 5,259 4,455
7428795.SQ.FTS.B, Zero Cpn, 7/23/25 ... 4,279 4,053
7428908.SQ.FTS.B, Zero Cpn, 7/23/25 ... 4,396 4,312
7429134.SQ.FTS.B, Zero Cpn, 7/23/25 ... 5,326 5,132
7429225.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,191 1,165
7429278.SQ.FTS.B, Zero Cpn, 7/23/25 ... 2,593 2,489
7429325.SQ.FTS.B, Zero Cpn, 7/23/25 ... 56,142 54,036
7430201.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,175 1,143
7430230.SQ.FTS.B, Zero Cpn, 7/23/25 ... 11,428 10,914
7430454.SQ.FTS.B, Zero Cpn, 7/23/25 ... 13,123 12,385
7430501.SQ.FTS.B, Zero Cpn, 7/24/25 ... 2,986 2,901
7430588.SQ.FTS.B, Zero Cpn, 7/24/25 ... 1,792 1,749
7430607.SQ.FTS.B, Zero Cpn, 7/24/25 ... 850 790
7430672.SQ.FTS.B, Zero Cpn, 7/24/25 ... 3,204 3,092
7430709.SQ.FTS.B, Zero Cpn, 7/24/25 ... 7,469 7,195
7430855.SQ.FTS.B, Zero Cpn, 7/24/25 ... 20,597 20,161
7432037.SQ.FTS.B, Zero Cpn, 7/24/25 ... 4,170 3,930
7432156.SQ.FTS.B, Zero Cpn, 7/24/25 ... 3,510 3,435
7432220.SQ.FTS.B, Zero Cpn, 7/24/25 ... 5,713 5,618
7432354.SQ.FTS.B, Zero Cpn, 7/24/25 ... 2,662 2,584
7432388.SQ.FTS.B, Zero Cpn, 7/24/25 ... 45,188 40,604
7433027.SQ.FTS.B, Zero Cpn, 7/24/25 ... 6,745 4,773
7433191.SQ.FTS.B, Zero Cpn, 7/24/25 ... 6,655 6,330
7433364.SQ.FTS.B, Zero Cpn, 7/24/25 ... 13,479 12,859
7435511.SQ.FTS.B, Zero Cpn, 7/25/25 ... 1,456 1,423
7435620.SQ.FTS.B, Zero Cpn, 7/25/25 ... 11,275 11,042
7436008.SQ.FTS.B, Zero Cpn, 7/25/25 ... 5,622 5,304
7436254.SQ.FTS.B, Zero Cpn, 7/25/25 ... 2,691 2,575
7436351.SQ.FTS.B, Zero Cpn, 7/25/25 ... 15,387 11,714
7436900.SQ.FTS.B, Zero Cpn, 7/25/25 ... 3,661 3,553
7437008.SQ.FTS.B, Zero Cpn, 7/25/25 ... 790 778
7437084.SQ.FTS.B, Zero Cpn, 7/25/25 ... 14,343 13,857
7437596.SQ.FTS.B, Zero Cpn, 7/25/25 ... 1,567 1,551
7437643.SQ.FTS.B, Zero Cpn, 7/25/25 ... 395 384
7437649.SQ.FTS.B, Zero Cpn, 7/25/25 ... 2,232 2,104
7437691.SQ.FTS.B, Zero Cpn, 7/25/25 ... 3,748 3,613
7437785.SQ.FTS.B, Zero Cpn, 7/25/25 ... 569 479
7437813.SQ.FTS.B, Zero Cpn, 7/25/25 ... 16,472 16,029
7438564.SQ.FTS.B, Zero Cpn, 7/25/25 ... 12,174 11,517
7438889.SQ.FTS.B, Zero Cpn, 7/26/25 ... 8,865 8,644

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7439178.SQ.FTS.B, Zero Cpn, 7/26/25 ... $ 1,300 $ 1,277
7439197.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,001 2,897
7439319.SQ.FTS.B, Zero Cpn, 7/26/25 ... 963 935
7439385.SQ.FTS.B, Zero Cpn, 7/26/25 ... 2,995 2,927
7439544.SQ.FTS.B, Zero Cpn, 7/26/25 ... 978 900
7439576.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,438 3,229
7439758.SQ.FTS.B, Zero Cpn, 7/26/25 ... 10,476 10,252
7440281.SQ.FTS.B, Zero Cpn, 7/26/25 ... 43,458 41,522
7441191.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,755 1,637
7441240.SQ.FTS.B, Zero Cpn, 7/26/25 ... 4,633 4,064
7441346.SQ.FTS.B, Zero Cpn, 7/26/25 ... 14,553 13,757
7441808.SQ.FTS.B, Zero Cpn, 7/26/25 ... 953 896
7441820.SQ.FTS.B, Zero Cpn, 7/26/25 ... 183 180
7441837.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,572 3,496
7441907.SQ.FTS.B, Zero Cpn, 7/26/25 ... 24,416 23,704
7442087.SQ.FTS.B, Zero Cpn, 7/27/25 ... 849 485
7442111.SQ.FTS.B, Zero Cpn, 7/27/25 ... 2,709 2,567
7442139.SQ.FTS.B, Zero Cpn, 7/27/25 ... 6,482 6,247
7442207.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,393 1,154
7442218.SQ.FTS.B, Zero Cpn, 7/27/25 ... 970 936
7442245.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,269 1,031
7442265.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,939 1,803
7442292.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,985 1,913
7442334.SQ.FTS.B, Zero Cpn, 7/27/25 ... 284 279
7442388.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,765 1,744
7442447.SQ.FTS.B, Zero Cpn, 7/27/25 ... 625 608
7442460.SQ.FTS.B, Zero Cpn, 7/27/25 ... 3,769 3,701
7442539.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,787 1,749
7442574.SQ.FTS.B, Zero Cpn, 7/27/25 ... 7,845 7,645
7442721.SQ.FTS.B, Zero Cpn, 7/27/25 ... 11,786 11,361
7442895.SQ.FTS.B, Zero Cpn, 7/28/25 ... 3,895 3,795
7442977.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,505 1,454
7443004.SQ.FTS.B, Zero Cpn, 7/28/25 ... 5,393 5,042
7443074.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,259 1,243
7443129.SQ.FTS.B, Zero Cpn, 7/28/25 ... 996 971
7443159.SQ.FTS.B, Zero Cpn, 7/28/25 ... 10,146 9,441
7443306.SQ.FTS.B, Zero Cpn, 7/28/25 ... 583 569
7443332.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,544 1,519
7443370.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,115 1,076
7443380.SQ.FTS.B, Zero Cpn, 7/28/25 ... 10,746 10,302
7443562.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,103 1,072
7443582.SQ.FTS.B, Zero Cpn, 7/28/25 ... 802 775
7443603.SQ.FTS.B, Zero Cpn, 7/28/25 ... 9,788 9,507
7444503.SQ.FTS.B, Zero Cpn, 7/29/25 ... 638 624
7444534.SQ.FTS.B, Zero Cpn, 7/29/25 ... 3,845 3,685
7444720.SQ.FTS.B, Zero Cpn, 7/29/25 ... 11,320 10,891
7445467.SQ.FTS.B, Zero Cpn, 7/29/25 ... 9,602 9,152
7445693.SQ.FTS.B, Zero Cpn, 7/29/25 ... 1,891 1,827
7445748.SQ.FTS.B, Zero Cpn, 7/29/25 ... 507 498
7445773.SQ.FTS.B, Zero Cpn, 7/29/25 ... 5,704 5,615
7445933.SQ.FTS.B, Zero Cpn, 7/29/25 ... 14,564 13,658
7446169.SQ.FTS.B, Zero Cpn, 7/29/25 ... 148 147
7446295.SQ.FTS.B, Zero Cpn, 7/29/25 ... 6,874 6,657
7446374.SQ.FTS.B, Zero Cpn, 7/29/25 ... 9,444 9,103
7446478.SQ.FTS.B, Zero Cpn, 7/29/25 ... 7,069 6,881
7446615.SQ.FTS.B, Zero Cpn, 7/29/25 ... 1,187 1,142
7446642.SQ.FTS.B, Zero Cpn, 7/29/25 ... 23,246 22,648
7447150.SQ.FTS.B, Zero Cpn, 7/29/25 ... 4,097 4,003
Description
Principal
Amount Value
Block, Inc. (continued)
7447224.SQ.FTS.B, Zero Cpn, 7/29/25 ... $ 9,622 $ 9,328
7447402.SQ.FTS.B, Zero Cpn, 7/29/25 ... 10,393 10,276
7447689.SQ.FTS.B, Zero Cpn, 7/29/25 ... 2,581 2,547
7447709.SQ.FTS.B, Zero Cpn, 7/30/25 ... 7,113 6,861
7447914.SQ.FTS.B, Zero Cpn, 7/30/25 ... 5,219 5,066
7448420.SQ.FTS.B, Zero Cpn, 7/30/25 ... 180 176
7448498.SQ.FTS.B, Zero Cpn, 7/30/25 ... 2,824 2,702
7448603.SQ.FTS.B, Zero Cpn, 7/30/25 ... 22,666 21,739
7449437.SQ.FTS.B, Zero Cpn, 7/30/25 ... 3,371 3,229
7449478.SQ.FTS.B, Zero Cpn, 7/30/25 ... 25,026 23,978
7449786.SQ.FTS.B, Zero Cpn, 7/30/25 ... 45,924 42,907
7450516.SQ.FTS.B, Zero Cpn, 7/30/25 ... 14,060 13,570
7450804.SQ.FTS.B, Zero Cpn, 7/30/25 ... 1,358 1,332
7450900.SQ.FTS.B, Zero Cpn, 7/30/25 ... 5,522 5,146
7451025.SQ.FTS.B, Zero Cpn, 7/30/25 ... 2,822 2,719
7451086.SQ.FTS.B, Zero Cpn, 7/31/25 ... 3,653 3,508
7451193.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,130 1,090
7451207.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,714 1,657
7451232.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,725 2,645
7451338.SQ.FTS.B, Zero Cpn, 7/31/25 ... 3,074 2,962
7451494.SQ.FTS.B, Zero Cpn, 7/31/25 ... 15,484 14,882
7452172.SQ.FTS.B, Zero Cpn, 7/31/25 ... 3,701 3,576
7452363.SQ.FTS.B, Zero Cpn, 7/31/25 ... 990 951
7452386.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,690 1,633
7452468.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,321 1,280
7452521.SQ.FTS.B, Zero Cpn, 7/31/25 ... 6,772 6,508
7452636.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,689 1,631
7452667.SQ.FTS.B, Zero Cpn, 7/31/25 ... 9,459 9,020
7452761.SQ.FTS.B, Zero Cpn, 7/31/25 ... 58,957 57,058
7456217.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,909 1,850
7456372.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,448 1,394
7456414.SQ.FTS.B, Zero Cpn, 8/01/25 ... 11,117 10,636
7456651.SQ.FTS.B, Zero Cpn, 8/01/25 ... 10,753 10,323
7457006.SQ.FTS.B, Zero Cpn, 8/01/25 ... 7,417 7,125
7457496.SQ.FTS.B, Zero Cpn, 8/01/25 ... 6,583 6,343
7457742.SQ.FTS.B, Zero Cpn, 8/01/25 ... 8,661 8,281
7457932.SQ.FTS.B, Zero Cpn, 8/01/25 ... 12,851 12,355
7458239.SQ.FTS.B, Zero Cpn, 8/01/25 ... 433 418
7458253.SQ.FTS.B, Zero Cpn, 8/01/25 ... 4,290 4,151
7458333.SQ.FTS.B, Zero Cpn, 8/01/25 ... 27,610 26,438
7458973.SQ.FTS.B, Zero Cpn, 8/01/25 ... 21,973 21,045
7459404.SQ.FTS.B, Zero Cpn, 8/01/25 ... 9,557 9,033
7459742.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,440 2,351
7459990.SQ.FTS.B, Zero Cpn, 8/02/25 ... 2,316 2,226
7460066.SQ.FTS.B, Zero Cpn, 8/02/25 ... 665 547
7460081.SQ.FTS.B, Zero Cpn, 8/02/25 ... 2,354 2,266
7460161.SQ.FTS.B, Zero Cpn, 8/02/25 ... 21,217 19,419
7461040.SQ.FTS.B, Zero Cpn , 8/02/25 ... 7,471 7,210
7461251.SQ.FTS.B, Zero Cpn, 8/02/25 ... 10,644 10,182
7461411.SQ.FTS.B, Zero Cpn, 8/02/25 ... 793 763
7461437.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,094 3,953
7461507.SQ.FTS.B, Zero Cpn, 8/02/25 ... 28,289 26,949
7461769.SQ.FTS.B, Zero Cpn, 8/02/25 ... 5,537 5,321
7461854.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,930 1,845
7461887.SQ.FTS.B, Zero Cpn, 8/02/25 ... 3,662 3,500
7461951.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,669 4,512
7462051.SQ.FTS.B, Zero Cpn, 8/02/25 ... 10,849 10,463
7462195.SQ.FTS.B, Zero Cpn, 8/02/25 ... 5,557 5,252

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7462231.SQ.FTS.B, Zero Cpn, 8/02/25 ... $ 3,521 $ 3,381
7462674.SQ.FTS.B, Zero Cpn, 8/02/25 ... 918 887
7462684.SQ.FTS.B, Zero Cpn, 8/02/25 ... 5,154 4,945
7462730.SQ.FTS.B, Zero Cpn, 8/03/25 ... 6,793 6,519
7462840.SQ.FTS.B, Zero Cpn, 8/03/25 ... 410 399
7462845.SQ.FTS.B, Zero Cpn, 8/03/25 ... 677 651
7462937.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,869 1,781
7462964.SQ.FTS.B, Zero Cpn, 8/03/25 ... 2,406 2,228
7463009.SQ.FTS.B, Zero Cpn, 8/03/25 ... 4,395 4,203
7463064.SQ.FTS.B, Zero Cpn, 8/03/25 ... 2,181 1,965
7463107.SQ.FTS.B, Zero Cpn, 8/03/25 ... 126 123
7463125.SQ.FTS.B, Zero Cpn, 8/03/25 ... 12,666 12,179
7463345.SQ.FTS.B, Zero Cpn, 8/03/25 ... 7,649 7,352
7463461.SQ.FTS.B, Zero Cpn, 8/03/25 ... 1,561 1,487
7463487.SQ.FTS.B, Zero Cpn, 8/03/25 ... 8,340 8,025
7463610.SQ.FTS.B, Zero Cpn, 8/03/25 ... 2,344 2,263
7463655.SQ.FTS.B, Zero Cpn, 8/04/25 ... 3,049 2,917
7463709.SQ.FTS.B, Zero Cpn, 8/04/25 ... 1,826 1,643
7463744.SQ.FTS.B, Zero Cpn, 8/04/25 ... 4,646 4,448
7463823.SQ.FTS.B, Zero Cpn, 8/04/25 ... 23,565 22,618
7464167.SQ.FTS.B, Zero Cpn, 8/04/25 ... 6,947 6,679
7464267.SQ.FTS.B, Zero Cpn, 8/04/25 ... 19,038 18,284
7464857.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,549 1,458
7464879.SQ.FTS.B, Ze ro Cpn, 8/05/25 ... 2,646 2,557
7464941.SQ.FTS.B, Zero Cpn, 8/05/25 ... 5,009 4,820
7465040.SQ.FTS.B, Zero Cpn, 8/05/25 ... 13,375 12,842
7465589.SQ.FTS.B, Zero Cpn, 8/05/25 ... 11,941 11,541
7466113.SQ.FTS.B, Zero Cpn, 8/05/25 ... 5,214 5,066
7466589.SQ.FTS.B, Zero Cpn, 8/05/25 ... 7,091 6,778
7466750.SQ.FTS.B, Zero Cpn, 8/05/25 ... 8,003 7,510
7466901.SQ.FTS.B, Zero Cpn, 8/05/25 ... 8,916 7,247
7467005.SQ.FTS.B, Zero Cpn, 8/05/25 ... 4,826 4,638
7467062.SQ.FTS.B, Zero Cpn, 8/05/25 ... 757 731
7467089.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,954 2,844
7467158.SQ.FTS.B, Zero Cpn, 8/05/25 ... 22,158 20,752
7467621.SQ.FTS.B, Zero Cpn, 8/05/25 ... 7,190 6,302
7467729.SQ.FTS.B, Zero Cpn, 8/05/25 ... 20,644 16,779
7468070.SQ.FTS.B, Zero Cpn, 8/05/25 ... 12,701 12,207
7468399.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,722 2,613
7468449.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,045 849
7468541.SQ.FTS.B, Zero Cpn, 8/06/25 ... 769 750
7468604.SQ.FTS.B, Zero Cpn, 8/06/25 ... 3,394 3,268
7468664.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,781 2,670
7468744.SQ.FTS.B, Zero Cpn, 8/06/25 ... 3,241 3,051
7468818.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,377 2,289
7468884.SQ.FTS.B, Zero Cpn, 8/06/25 ... 18,153 17,430
7469468.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,535 2,292
7469581.SQ.FTS.B, Zero Cpn, 8/06/25 ... 9,041 8,552
7469860.SQ.FTS.B, Zero Cpn, 8/06/25 ... 6,280 5,966
7470082.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,893 2,212
7470150.SQ.FTS.B, Zero Cpn, 8/06/25 ... 7,275 6,992
7470464.SQ.FTS.B, Zero Cpn, 8/06/25 ... 8,697 8,357
7470803.SQ.FTS.B, Zero Cpn, 8/06/25 ... 52,645 50,703
7471554.SQ.FTS.B, Zero Cpn, 8/07/25 ... 1,226 1,159
7471657.SQ.FTS.B, Zero Cpn, 8/07/25 ... 1,543 1,492
7471738.SQ.FTS.B, Zero Cpn, 8/07/25 ... 2,426 2,344
7471809.SQ.FTS.B, Zero Cpn, 8/07/25 ... 562 544
7471835.SQ.FTS.B, Zero Cpn, 8/07/25 ... 12,843 12,241
Description
Principal
Amount Value
Block, Inc. (continued)
7472249.SQ.FTS.B, Zero Cpn, 8/07/25 ... $ 3,834 $ 3,670
7472376.SQ.FTS.B, Zero Cpn, 8/07/25 ... 4,730 4,426
7472512.SQ.FTS.B, Zero Cpn, 8/07/25 ... 3,602 3,456
7472610.SQ.FTS.B, Zero Cpn, 8/07/25 ... 28,517 27,500
7473166.SQ.FTS.B, Zero Cpn, 8/07/25 ... 2,380 2,284
7473221.SQ.FTS.B, Zero Cpn, 8/07/25 ... 45,681 42,803
7473774.SQ.FTS.B, Zero Cpn, 8/07/25 ... 6,832 6,622
7473877.SQ.FTS.B, Zero Cpn, 8/07/25 ... 15,064 14,554
7474077.SQ.FTS.B, Zero Cpn, 8/07/25 ... 3,670 3,469
7474120.SQ.FTS.B, Zero Cpn, 8/07/25 ... 2,956 2,825
7474154.SQ.FTS.B, Zero Cpn, 8/07/25 ... 12,246 11,707
7474374.SQ.FTS.B, Zero Cpn, 8/07/25 ... 18,557 17,829
7476679.SQ.FTS.B, Zero Cpn, 8/08/25 ... 19,156 18,549
7477274.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,170 3,028
7477389.SQ.FTS.B, Zero Cpn, 8/08/25 ... 725 702
7477440.SQ.FTS.B, Zero Cpn, 8/08/25 ... 17,336 16,644
7478039.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,616 2,483
7478124.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,682 2,585
7478174.SQ.FTS.B, Zero Cpn, 8/08/25 ... 8,886 8,525
7478333.SQ.FTS.B, Zero Cpn, 8/08/25 ... 7,145 5,553
7478441.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,175 2,975
7478475.SQ.FTS.B, Zero Cpn, 8/08/25 ... 11,021 10,614
7478694.SQ.FTS.B, Zero Cpn, 8/08/25 ... 8,330 7,439
7478924.SQ.FTS.B, Zero Cpn, 8/08/25 ... 7,818 7,350
7478989.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,979 1,898
7479037.SQ.FTS.B, Zero Cpn, 8/08/25 ... 14,801 14,260
7479216.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,667 3,357
7479263.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,995 3,851
7479344.SQ.FTS.B, Zero Cpn, 8/08/25 ... 34,170 32,702
7480144.SQ.FTS.B, Zero Cpn, 8/09/25 ... 6,960 6,658
7480372.SQ.FTS.B, Zero Cpn, 8/09/25 ... 4,107 3,865
7480498.SQ.FTS.B, Zero Cpn, 8/09/25 ... 14,336 13,878
7481211.SQ.FTS.B, Zero Cpn, 8/09/25 ... 20,538 19,698
7481784.SQ.FTS.B, Zero Cpn, 8/09/25 ... 3,392 3,296
7481878.SQ.FTS.B, Zero Cpn, 8/09/25 ... 4,343 4,067
7481933.SQ.FTS.B, Zero Cpn, 8/09/25 ... 4,759 4,456
7481987.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,824 1,677
7482010.SQ.FTS.B, Zero Cpn, 8/09/25 ... 2,917 2,769
7482085.SQ.FTS.B, Zero Cpn, 8/09/25 ... 45,393 43,078
7483153.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,403 1,341
7483176.SQ.FTS.B, Zero Cpn, 8/10/25 ... 7,682 5,919
7483263.SQ.FTS.B, Zero Cpn, 8/10/25 ... 5,809 5,585
7483331.SQ.FTS.B, Zero Cpn, 8/10/25 ... 1,296 1,247
7483361.SQ.FTS.B, Zero Cpn, 8/10/25 ... 1,001 965
7483381.SQ.FTS.B, Zero Cpn, 8/10/25 ... 13,813 13,154
7483561.SQ.FTS.B, Zero Cpn, 8/10/25 ... 9,995 9,333
7483690.SQ.FTS.B, Zero Cpn, 8/10/25 ... 5,014 4,840
7483780.SQ.FTS.B, Zero Cpn, 8/10/25 ... 14,602 14,018
7483996.SQ.FTS.B, Zero Cpn, 8/11/25 ... 737 705
7484017.SQ.FTS.B, Zero Cpn, 8/11/25 ... 6 6
7484036.SQ.FTS.B, Zero Cpn, 8/11/2 5 ... 3,462 3,320
7484075.SQ.FTS.B, Zero Cpn, 8/11/25 ... 6,767 6,057
7484151.SQ.FTS.B, Zero Cpn, 8/11/25 ... 937 899
7484169.SQ.FTS.B, Zero Cpn, 8/11/25 ... 10,406 8,035
7484284.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,416 2,262
7484319.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,797 2,703
7484380.SQ.FTS.B, Zero Cpn, 8/11/25 ... 1,619 1,567
7484424.SQ.FTS.B, Zero Cpn, 8/11/25 ... 8,072 7,682

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7484541.SQ.FTS.B, Zero Cpn, 8/11/25 ... $ 873 $ 770
7484552.SQ.FTS.B, Zero Cpn, 8/11/25 ... 4,464 4,244
7484605.SQ.FTS.B, Zero Cpn, 8/11/25 ... 5,685 4,773
7484714.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,550 2,429
7484750.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,710 2,616
7485016.SQ.FTS.B, Zero Cpn, 8/12/25 ... 8,217 7,882
7485234.SQ.FTS.B, Zero Cpn, 8/12/25 ... 5,269 5,052
7485513.SQ.FTS.B, Zero Cpn, 8/12/25 ... 3,914 3,753
7485666.SQ.FTS.B, Zero Cpn, 8/12/25 ... 15,601 14,971
7486242.SQ.FTS.B, Zero Cpn, 8/12/25 ... 4,556 4,181
7486336.SQ.FTS.B, Zero Cpn, 8/12/25 ... 3,996 3,808
7486613.SQ.FTS.B, Zero Cpn, 8/12/25 ... 3,121 2,987
7486648.SQ.FTS.B, Zero Cpn, 8/12/25 ... 634 617
7486722.SQ.FTS.B, Zero Cpn, 8/12/25 ... 30,045 28,062
7487023.SQ.FTS.B, Zero Cpn, 8/12/25 ... 19,107 18,042
7487324.SQ.FTS.B, Zero Cpn, 8/12/25 ... 2,536 2,147
7487387.SQ.FTS.B, Zero Cpn, 8/12/25 ... 5,723 4,845
7487488.SQ.FTS.B, Zero Cpn, 8/12/25 ... 1,885 1,819
7487544.SQ.FTS.B, Zero Cpn, 8/12/25 ... 3,875 3,628
7487594.SQ.FTS.B, Zero Cpn, 8/12/25 ... 30,136 26,996
7488036.SQ.FTS.B, Zero Cpn, 8/12/25 ... 4,204 4,027
7488106.SQ.FTS.B, Zero Cpn, 8/12/25 ... 5,685 5,309
7488183.SQ.FTS.B, Zero Cpn, 8/12/25 ... 31,116 29,439
7488418.SQ.FTS.B, Zero Cpn, 8/13/25 ... 3,030 2,939
7488846.SQ.FTS.B, Zero Cpn, 8/13/25 ... 14,762 14,222
7489538.SQ.FTS.B, Zero Cpn, 8/13/25 ... 5,635 5,432
7489754.SQ.FTS.B, Zero Cpn, 8/13/25 ... 15,520 13,158
7490122.SQ.FTS.B, Zero Cpn, 8/13/25 ... 7,379 6,968
7490224.SQ.FTS.B, Zero Cpn, 8/13/25 ... 42,773 41,108
7490950.SQ.FTS.B, Zero Cpn, 8/13/25 ... 16,896 15,825
7491300.SQ.FTS.B, Zero Cpn, 8/13/25 ... 6,745 6,468
7491476.SQ.FTS.B, Zero Cpn, 8/13/25 ... 51,456 49,443
7492025.SQ.FTS.B, Zero Cpn, 8/14/25 ... 19,181 18,314
7492569.SQ.FTS.B, Zero Cpn, 8/14/25 ... 2,209 2,131
7492661.SQ.FTS.B, Zero Cpn, 8/14/25 ... 9,069 8,704
7493132.SQ.FTS.B, Zero Cpn, 8/14/25 ... 10,159 9,682
7493488.SQ.FTS.B, Zero Cpn, 8/14/25 ... 5,651 5,378
7493584.SQ.FTS.B, Zero Cpn, 8/14/25 ... 1,103 1,014
7493620.SQ.FTS.B, Zero Cpn, 8/14/25 ... 2,596 2,446
7493697.SQ.FTS.B, Zero Cpn, 8/14/25 ... 6,536 6,013
7493814.SQ.FTS.B, Zero Cpn, 8/14/25 ... 42,554 40,696
7494553.SQ.FTS.B, Zero Cpn, 8/14/25 ... 1,546 1,482
7494567.SQ.FTS.B, Zero Cpn, 8/14/25 ... 5,612 4,961
7494667.SQ.FTS.B, Zero Cpn, 8/14/25 ... 58,154 55,996
7499989.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,177 2,074
7500188.SQ.FTS.B, Zero Cpn, 8/15/25 ... 6,833 6,576
7500308.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,309 1,197
7500332.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,750 1,675
7500360.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,162 2,090
7500402.SQ.FTS.B, Zero Cpn, 8/15/25 ... 18,953 18,182
7500859.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,294 3,166
7500986.SQ.FTS.B, Zero Cpn, 8/15/25 ... 823 777
7501008.SQ.FTS.B, Zero Cpn, 8/15/25 ... 4,499 4,205
7501192.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,504 2,127
7501281.SQ.FTS.B, Zero Cpn, 8/15/25 ... 11,663 11,322
7502011.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,995 1,920
7502042.SQ.FTS.B, Zero Cpn, 8/15/25 ... 6,041 5,819
7502165.SQ.FTS.B, Zero Cpn, 8/15/25 ... 28,713 27,574
Description
Principal
Amount Value
Block, Inc. (continued)
7502684.SQ.FTS.B, Zero Cpn, 8/15/25 ... $ 8,040 $ 7,732
7502810.SQ.FTS.B, Zero Cpn, 8/15/25 ... 13,524 12,955
7503000.SQ.FTS.B, Zero Cpn, 8/15/25 ... 8,275 7,910
7503147.SQ.FTS.B, Zero Cpn, 8/15/25 ... 6,762 6,452
7503265.SQ.FTS.B, Zero Cpn, 8/15/25 ... 9,545 8,727
7503466.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,389 3,239
7503521.SQ.FTS.B, Zero Cpn, 8/15/25 ... 15,557 14,908
7503865.SQ.FTS.B, Zero Cpn, 8/15/25 ... 999 885
7503879.SQ.FTS.B, Zero Cpn, 8/15/25 ... 548 533
7503909.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,474 2,406
7504027.SQ.FTS.B, Zero Cpn, 8/15/25 ... 4,955 4,698
7504105.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,225 2,092
7504169.SQ.FTS.B, Zero Cpn, 8/15/25 ... 5,040 4,837
7504276.SQ.FTS.B, Zero Cpn, 8/15/25 ... 11,091 10,602
7504521.SQ.FTS.B, Zero Cpn, 8/16/25 ... 3,915 3,804
7504770.SQ.FTS.B, Zero Cpn, 8/16/25 ... 30,752 28,283
7505626.SQ.FTS.B, Zero Cpn, 8/16/25 ... 812 785
7505700.SQ.FTS.B, Zero Cpn, 8/16/25 ... 16,849 16,107
7506294.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,137 1,060
7506333.SQ.FTS.B, Zero Cpn, 8/16/25 ... 781 726
7506353.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,121 1,078
7506378.SQ.FTS.B, Zero Cpn, 8/16/25 ... 3,448 3,308
7506448.SQ.FTS.B, Zero Cpn, 8/16/25 ... 12,500 11,852
7506796.SQ.FTS.B, Zero Cpn, 8/16/25 ... 8,690 7,998
7506981.SQ.FTS.B, Zero Cpn, 8/16/25 ... 9,043 8,673
7507080.SQ.FTS.B, Zero Cpn, 8/16/25 ... 44,207 40,661
7507818.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,243 1,195
7507894.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,009 975
7507904.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,313 5,667
7507941.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,805 2,712
7507982.SQ.FTS.B, Zero Cpn, 8/16/25 ... 4,072 3,871
7508014.SQ.FTS.B, Zero Cpn, 8/16/25 ... 9,741 9,320
7508370.SQ.FTS.B, Zero Cpn, 8/16/25 ... 884 854
7508394.SQ.FTS.B, Zero Cpn, 8/16/25 ... 946 922
7508460.SQ.FTS.B, Zero Cpn, 8/16/25 ... 3,054 2,822
7508519.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,193 1,858
7508579.SQ.FTS.B, Zero Cpn, 8/16/25 ... 26,739 25,030
7508848.SQ.FTS.B, Zero Cpn, 8/17/25 ... 534 493
7508877.SQ.FTS.B, Zero Cpn, 8/17/25 ... 2,301 2,165
7508908.SQ.FTS.B, Zero Cpn, 8/17/25 ... 25,338 24,084
7509291.SQ.FTS.B, Zero Cpn, 8/17/25 ... 2,149 1,978
7509314.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,608 1,540
7509337.SQ.FTS.B, Zero Cpn, 8/17/25 ... 22,100 21,299
7509746.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,029 773
7509762.SQ.FTS.B, Zero Cpn, 8/17/25 ... 8,570 7,888
7509888.SQ.FTS.B, Zero Cpn, 8/17/25 ... 16,673 16,084
7510205.SQ.FTS.B, Zero Cpn, 8/18/25 ... 11,342 10,781
7510363.SQ.FTS.B, Zero Cpn, 8/18/25 ... 24,600 23,647
7510776.SQ.FTS.B, Zero Cpn, 8/18/25 ... 7,282 6,542
7510862.SQ.FTS.B, Zero Cpn, 8/18/25 ... 1,193 1,113
7510938.SQ.FTS.B, Zero Cpn, 8/18/25 ... 2,154 2,053
7510974.SQ.FTS.B, Zero Cpn, 8/18/25 ... 10,493 9,824
7511141.SQ.FTS.B, Zero Cpn, 8/19/25 ... 951 921
7511163.SQ.FTS.B, Zero Cpn, 8/19/25 ... 3,039 2,915
7511409.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,903 1,832
7511439.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,618 1,572
7511481.SQ.FTS.B, Zero Cpn, 8/19/25 ... 4,236 4,092
7511595.SQ.FTS.B, Zero Cpn, 8/19/25 ... 6,112 5,828

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7511651.SQ.FTS.B, Zero Cpn, 8/19/25 ... $ 25,566 $ 24,614
7511957.SQ.FTS.B, Zero Cpn, 8/19/25 ... 38,710 35,650
7512359.SQ.FTS.B, Zero Cpn, 8/19/25 ... 2,352 2,252
7512387.SQ.FTS.B, Zero Cpn, 8/19/25 ... 2,322 2,224
7512418.SQ.FTS.B, Zero Cpn, 8/19/25 ... 6,610 6,330
7512519.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,809 1,748
7512543.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,238 1,192
7512563.SQ.FTS.B, Zero Cpn, 8/19/25 ... 1,539 1,488
7512598.SQ.FTS.B, Zero Cpn, 8/19/25 ... 6,620 6,391
7512850.SQ.FTS.B, Zero Cpn, 8/20/25 ... 2,344 2,264
7512925.SQ.FTS.B, Zero Cpn, 8/20/25 ... 56,519 54,188
7514156.SQ.FTS.B, Zero Cpn, 8/20/25 ... 50,936 48,581
7514871.SQ.FTS.B, Ze ro Cpn, 8/20/25 ... 36,640 35,127
7515364.SQ.FTS.B, Zero Cpn, 8/20/25 ... 3,324 3,161
7515412.SQ.FTS.B, Zero Cpn, 8/20/25 ... 5,488 5,205
7515523.SQ.FTS.B, Zero Cpn, 8/20/25 ... 8,223 7,578
7515624.SQ.FTS.B, Zero Cpn, 8/20/25 ... 8,365 7,950
7515749.SQ.FTS.B, Zero Cpn, 8/20/25 ... 19,185 18,485
7516201.SQ.FTS.B, Zero Cpn, 8/20/25 ... 4,536 4,324
7516277.SQ.FTS.B, Zero Cpn, 8/20/25 ... 7,684 7,400
7516400.SQ.FTS.B, Zero Cpn, 8/20/25 ... 14,863 13,369
7516502.SQ.FTS.B, Zero Cpn, 8/21/25 ... 303 295
7516578.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,230 3,096
7516624.SQ.FTS.B, Zero Cpn, 8/21/25 ... 2,659 2,456
7516657.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,496 3,376
7516689.SQ.FTS.B, Zero Cpn, 8/21/25 ... 15,938 15,315
7516976.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,477 3,333
7517080.SQ.FTS.B, Zero Cpn, 8/21/25 ... 5,489 5,256
7517203.SQ.FTS.B, Zero Cpn, 8/21/25 ... 9,917 9,483
7517496.SQ.FTS.B, Zero Cpn, 8/21/25 ... 8,908 8,464
7517764.SQ.FTS.B, Zero Cpn, 8/21/25 ... 2,814 2,716
7517851.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,366 1,308
7517882.SQ.FTS.B, Zero Cpn, 8/21/25 ... 17,394 16,654
7518265.SQ.FTS.B, Zero Cpn, 8/21/25 ... 5,115 3,707
7518333.SQ.FTS.B, Zero Cpn, 8/21/25 ... 6,807 6,521
7518402.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,440 1,391
7518420.SQ.FTS.B, Zero Cpn, 8/21/25 ... 22,065 21,125
7518787.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,394 1,344
7518814.SQ.FTS.B, Zero Cpn, 8/21/25 ... 7,356 6,539
7519122.SQ.FTS.B, Zero Cpn, 8/21/25 ... 11,834 11,089
7519288.SQ.FTS.B, Zero Cpn, 8/21/25 ... 8,571 8,254
7519415.SQ.FTS.B, Zero Cpn, 8/21/25 ... 36,412 34,909
7519904.SQ.FTS.B, Zero Cpn, 8/21/25 ... 27,003 25,597
7521796.SQ.FTS.B, Zero Cpn, 8/22/25 ... 6,911 6,640
7522073.SQ.FTS.B, Zero Cpn, 8/22/25 ... 6,276 5,801
7522198.SQ.FTS.B, Zero Cpn, 8/22/25 ... 24,089 23,111
7523372.SQ.FTS.B, Zero Cpn, 8/22/25 ... 13,090 12,436
7523840.SQ.FTS.B, Zero Cpn, 8/22/25 ... 8,514 8,148
7524109.SQ.FTS.B, Zero Cpn, 8/22/25 ... 22,777 21,820
7524452.SQ.FTS.B, Zero Cpn, 8/22/25 ... 86,654 83,049
7525992.SQ.FTS.B, Zero Cpn, 8/22/25 ... 5,252 5,078
7526074.SQ.FTS.B, Zero Cpn, 8/23/25 ... 4,690 4,524
7526371.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,412 1,273
7526405.SQ.FTS.B, Zero Cpn, 8/23/25 ... 10,009 9,534
7526695.SQ.FTS.B, Zero Cpn, 8/23/25 ... 5,792 5,543
7526858.SQ.FTS.B, Zero Cpn, 8/23/25 ... 10,348 9,916
7527291.SQ.FTS.B, Zero Cpn, 8/23/25 ... 3,995 3,746
7527457.SQ.FTS.B, Zero Cpn, 8/23/25 ... 2,061 1,833
Description
Principal
Amount Value
Block, Inc. (continued)
7527495.SQ.FTS.B, Zero Cpn, 8/23/25 ... $ 5,753 $ 5,512
7527660.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,010 982
7527715.SQ.FTS.B, Zero Cpn, 8/23/25 ... 5,213 5,038
7527882.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,234 1,201
7527927.SQ.FTS.B, Zero Cpn, 8/23/25 ... 9,682 9,191
7528115.SQ.FTS.B, Zero Cpn, 8/23/25 ... 49,730 46,471
7528848.SQ.FTS.B, Zero Cpn, 8/23/25 ... 23,728 22,272
7529363.SQ.FTS.B, Zero Cpn, 8/23/25 ... 8,350 7,992
7529550.SQ.FTS.B, Zero Cpn, 8/23/25 ... 7,311 6,933
7529694.SQ.FTS.B, Zero Cpn, 8/24/25 ... 9,751 7,131
7529795.SQ.FTS.B, Zero Cpn, 8/24/25 ... 6,263 6,016
7529889.SQ.FTS.B, Zero Cpn, 8/24/25 ... 10,235 9,783
7530003.SQ.FTS.B, Zero Cpn, 8/24/25 ... 3,106 2,969
7530054.SQ.FTS.B, Zero Cpn, 8/24/25 ... 1,800 1,723
7530073.SQ.FTS.B, Zero Cpn, 8/24/25 ... 4,538 4,336
7530134.SQ.FTS.B, Zero Cpn, 8/24/25 ... 5,943 5,109
7530208.SQ.FTS.B, Zero Cpn, 8/24/25 ... 7,267 6,969
7530311.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,769 1,713
7530363.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,799 1,722
7530386.SQ.FTS.B, Zero Cpn, 8/25/25 ... 6,950 6,671
7530481.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,730 1,665
7530517.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,232 1,181
7530538.SQ.FTS.B, Zero Cpn, 8/25/25 ... 7,736 7,390
7530623.SQ.FTS.B, Zero Cpn, 8/25/25 ... 7,145 6,833
7530748.SQ.FTS.B, Zero Cpn, 8/25/25 ... 14,202 13,595
7530913.SQ.FTS.B, Zero Cpn, 8/25/25 ... 2,268 2,169
7530940.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,372 1,303
7530968.SQ.FTS.B, Zero Cpn, 8/25/25 ... 963 933
7531007.SQ.FTS.B, Zero Cpn, 8/25/25 ... 3,278 3,154
7531063.SQ.FTS.B, Zero Cpn, 8/25/25 ... 8,291 7,978
7531188.SQ.FTS.B, Zero Cpn, 8/25/25 ... 2,092 1,961
7531218.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,270 1,235
7531240.SQ.FTS.B, Zero Cpn, 8/25/25 ... 2,035 1,702
7531544.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,454 1,397
7531576.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,449 1,388
7531608.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,099 1,041
7531625.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,419 3,268
7531682.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,773 2,621
7531797.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,586 1,516
7531841.SQ.FTS.B, Zero C pn, 8/26/25 ... 8,990 8,014
7532157.SQ.FTS.B, Zero Cpn, 8/26/25 ... 728 705
7532175.SQ.FTS.B, Zero Cpn, 8/26/25 ... 19,888 19,033
7532901.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,551 1,454
7532943.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,778 1,708
7533028.SQ.FTS.B, Zero Cpn, 8/26/25 ... 24,434 23,379
7533601.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,668 1,592
7533614.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,312 3,175
7533634.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,887 3,757
7533796.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,725 1,632
7533832.SQ.FTS.B, Zero Cpn, 8/26/25 ... 5,822 5,525
7533947.SQ.FTS.B, Zero Cpn, 8/26/25 ... 7,549 7,119
7534053.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,604 3,102
7534124.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,074 1,039
7534142.SQ.FTS.B, Zero Cpn, 8/26/25 ... 34,218 32,836
7534642.SQ.FTS.B, Zero Cpn, 8/26/25 ... 8,020 7,731
7534898.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,451 2,349
7534950.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,089 1,959
7535079.SQ.FTS.B, Zero Cpn, 8/26/25 ... 10,628 10,184

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7535209.SQ.FTS.B, Zero Cpn, 8/26/25 ... $ 6,900 $ 6,605
7535363.SQ.FTS.B, Zero Cpn, 8/26/25 ... 4,289 4,119
7535457.SQ.FTS.B, Zero Cpn, 8/26/25 ... 772 728
7535471.SQ.FTS.B, Zero Cpn, 8/26/25 ... 9,269 8,888
7535638.SQ.FTS.B, Zero Cpn, 8/26/25 ... 5,998 5,756
7535706.SQ.FTS.B, Zero Cpn, 8/26/25 ... 7,597 7,015
7535771.SQ.FTS.B, Zero Cpn, 8/27/25 ... 18,585 17,638
7536198.SQ.FTS.B, Zero Cpn, 8/27/25 ... 6,328 5,933
7536316.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,999 2,873
7536409.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,594 1,529
7536517.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,188 2,087
7536558.SQ.FTS.B, Zero Cpn, 8/27/25 ... 8,627 8,245
7536910.SQ.FTS.B, Zero Cpn, 8/27/25 ... 5,869 5,672
7537241.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,842 4,663
7537412.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,284 1,237
7537436.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,170 1,125
7537473.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,738 3,135
7537561.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,040 3,730
7537696.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,894 1,814
7537766.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,815 4,636
7537888.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,599 1,297
7537945.SQ.FTS.B, Zero Cpn, 8/27/25 ... 7,096 6,554
7538005.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,882 2,791
7538057.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,564 1,500
7538075.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,800 3,563
7538139.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,379 3,240
7538225.SQ.FTS.B, Zero Cpn, 8/27/25 ... 32,542 31,187
7538687.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,821 4,605
7538804.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,893 1,774
7538823.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,336 3,214
7538960.SQ.FTS.B, Zero Cpn, 8/27/25 ... 8,087 7,741
7539106.SQ.FTS.B, Zero Cpn, 8/27/25 ... 12,765 12,226
7539273.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,080 2,932
7539367.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,224 2,135
7539381.SQ.FTS.B, Zero Cpn, 8/27/25 ... 10,208 9,698
7539593.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,401 1,175
7539605.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,392 3,918
7539707.SQ.FTS.B, Zero Cpn, 8/27/25 ... 6,624 5,321
7539845.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,662 1,592
7539954.SQ.FTS.B, Zero Cpn, 8/28/25 ... 14,061 13,475
7540306.SQ.FTS.B, Zero Cpn, 8/28/25 ... 5,810 5,614
7540529.SQ.FTS.B, Zero Cpn, 8/28/25 ... 6,159 5,897
7540704.SQ.FTS.B, Zero Cpn, 8/28/25 ... 4,145 3,701
7540822.SQ.FTS.B, Zero Cpn, 8/28/25 ... 7,299 6,977
7541039.SQ.FTS.B, Zero Cpn, 8/28/25 ... 10,427 10,012
7541318.SQ.FTS.B, Zero Cpn, 8/28/25 ... 5,254 4,953
7541403.SQ.FTS.B, Zero Cpn, 8/28/25 ... 3,738 3,524
7541471.SQ.FTS.B, Zero Cpn, 8/28/25 ... 9,661 9,287
7541633.SQ.FTS.B, Zero Cpn, 8/28/25 ... 6,010 5,757
7541787.SQ.FTS.B, Zero Cpn, 8/28/25 ... 4,344 4,151
7541816.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,962 1,884
7541838.SQ.FTS.B, Zero Cpn, 8/28/25 ... 3,062 2,909
7541859.SQ.FTS.B, Zero Cpn, 8/28/25 ... 16,995 16,328
7542083.SQ.FTS.B, Zero Cpn, 8/28/25 ... 16,695 16,085
7542507.SQ.FTS.B, Zero Cpn, 8/28/25 ... 9,787 9,441
7542827.SQ.FTS.B, Zero Cpn, 8/28/25 ... 50,173 47,524
7546093.SQ.FTS.B, Zero Cpn, 8/29/25 ... 802 752
7546150.SQ.FTS.B, Zero Cpn, 8/29/25 ... 62,014 59,307
Description
Principal
Amount Value
Block, Inc. (continued)
7548015.SQ.FTS.B, Zero Cpn, 8/29/25 ... $ 7,297 $ 6,903
7548184.SQ.FTS.B, Zero Cpn, 8/29/25 ... 26,037 24,914
7548730.SQ.FTS.B, Zero Cpn, 8/29/25 ... 6,456 6,178
7548813.SQ.FTS.B, Zero Cpn, 8/29/25 ... 6,493 6,222
7548960.SQ.FTS.B, Zero Cpn, 8/29/25 ... 33,885 28,488
7549604.SQ.FTS.B, Zero Cpn, 8/29/25 ... 40,802 39,084
7550399.SQ.FTS.B, Zero Cpn, 9/01/25 ... 5,258 5,032
7550626.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,217 4,025
7550754.SQ.FTS.B, Ze ro Cpn, 9/01/25 ... 4,607 4,414
7550886.SQ.FTS.B, Zero Cpn, 9/01/25 ... 16,449 15,501
7551343.SQ.FTS.B, Zero Cpn, 9/01/25 ... 775 745
7551427.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,303 2,202
7551529.SQ.FTS.B, Zero Cpn, 9/01/25 ... 5,700 5,472
7551820.SQ.FTS.B, Zero Cpn, 9/01/25 ... 8,568 8,136
7552043.SQ.FTS.B, Zero Cpn, 9/01/25 ... 28,571 27,205
7552560.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,731 4,431
7552634.SQ.FTS.B, Zero Cpn, 9/01/25 ... 14,378 12,998
7552823.SQ.FTS.B, Zero Cpn, 9/01/25 ... 3,691 3,542
7552871.SQ.FTS.B, Zero Cpn, 9/01/25 ... 20,330 19,355
7553129.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,065 975
7553147.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,681 2,577
7553228.SQ.FTS.B, Zero Cpn, 9/01/25 ... 788 758
7553272.SQ.FTS.B, Zero Cpn, 9/01/25 ... 886 855
7553281.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,927 1,833
7553328.SQ.FTS.B, Zero Cpn, 9/01/25 ... 2,529 2,392
7553390.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,855 4,690
7553564.SQ.FTS.B, Zero Cpn, 9/01/25 ... 13,649 13,098
7553731.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,145 3,588
7553805.SQ.FTS.B, Zero Cpn, 9/01/25 ... 14,153 13,539
7554049.SQ.FTS.B, Zero Cpn, 9/01/25 ... 12,731 11,167
7554280.SQ.FTS.B, Zero Cpn, 9/01/25 ... 11,446 10,784
7554503.SQ.FTS.B, Zero Cpn, 9/02/25 ... 1,042 1,000
7554540.SQ.FTS.B, Zero Cpn, 9/02/25 ... 24,932 22,556
7554908.SQ.FTS.B, Zero Cpn, 9/02/25 ... 4,230 4,002
7554991.SQ.FTS.B, Zero Cpn, 9/02/25 ... 11,861 11,357
7555230.SQ.FTS.B, Zero Cpn, 9/02/25 ... 255 248
7555241.SQ.FTS.B, Zero Cpn, 9/02/25 ... 6,520 6,066
7555354.SQ.FTS.B, Zero Cpn, 9/02/25 ... 1,833 1,740
7555392.SQ.FTS.B, Zero Cpn, 9/02/25 ... 6,102 5,832
7555538.SQ.FTS.B, Zero Cpn, 9/02/25 ... 2,822 2,702
7555608.SQ.FTS.B, Zero Cpn, 9/03/25 ... 2,754 2,650
7556004.SQ.FTS.B, Zero Cpn, 9/03/25 ... 2,781 2,659
7556089.SQ.FTS.B, Zero C pn, 9/03/25 ... 17,207 16,346
7556459.SQ.FTS.B, Zero Cpn, 9/03/25 ... 6,317 6,045
7556670.SQ.FTS.B, Zero Cpn, 9/03/25 ... 7,300 6,986
7556836.SQ.FTS.B, Zero Cpn, 9/03/25 ... 505 477
7556846.SQ.FTS.B, Zero Cpn, 9/03/25 ... 2,955 2,845
7556916.SQ.FTS.B, Zero Cpn, 9/04/25 ... 420 409
7556967.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,085 2,000
7557023.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,616 1,541
7557050.SQ.FTS.B, Zero Cpn, 9/04/25 ... 8,687 8,269
7557204.SQ.FTS.B, Zero Cpn, 9/04/25 ... 20,324 19,553
7558425.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,566 4,408
7558592.SQ.FTS.B, Zero Cpn, 9/04/25 ... 7,191 6,855
7558839.SQ.FTS.B, Zero Cpn, 9/04/25 ... 16,226 15,572
7559392.SQ.FTS.B, Zero Cpn, 9/04/25 ... 581 565
7559456.SQ.FTS.B, Zero Cpn, 9/04/25 ... 21,357 20,459
7559929.SQ.FTS.B, Zero Cpn, 9/04/25 ... 19,150 18,219

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7560316.SQ.FTS.B, Zero Cpn, 9/04/25 ... $ 14,127 $ 12,418
7560714.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,879 4,637
7560827.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,626 1,414
7560908.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,597 2,484
7560989.SQ.FTS.B, Zero Cpn, 9/05/25 ... 3,868 3,708
7561084.SQ.FTS.B, Zero Cpn, 9/05/25 ... 14,538 13,180
7561365.SQ.FTS.B, Zero Cpn, 9/05/25 ... 19,391 18,552
7561913.SQ.FTS.B, Zero Cpn, 9/05/25 ... 9,258 8,864
7562161.SQ.FTS.B, Zero Cpn, 9/05/25 ... 18,059 17,355
7562735.SQ.FTS.B, Zero Cpn, 9/05/25 ... 15,529 14,869
7562968.SQ.FTS.B, Zero Cpn, 9/05/25 ... 25,569 24,633
7563527.SQ.FTS.B, Zero Cpn, 9/05/25 ... 5,844 5,639
7563692.SQ.FTS.B, Zero Cpn, 9/05/25 ... 4,843 4,636
7563745.SQ.FTS.B, Zero Cpn, 9/05/25 ... 18,461 17,459
7563965.SQ.FTS.B, Zero Cpn, 9/05/25 ... 3,640 3,427
7564033.SQ.FTS.B, Zero Cpn, 9/05/25 ... 974 946
7564071.SQ.FTS.B, Zero Cpn, 9/05/25 ... 13,286 12,296
7564202.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,301 1,252
7564228.SQ.FTS.B, Zero Cpn, 9/05/25 ... 35,934 34,423
7564822.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,518 2,408
7564854.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,497 2,358
7564905.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,567 2,469
7564966.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,275 2,185
7565015.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,139 1,098
7565048.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,453 2,347
7565129.SQ.FTS.B, Zero Cpn, 9/06/25 ... 4,382 4,192
7565344.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,677 3,477
7565397.SQ.FTS.B, Zero Cpn, 9/06/25 ... 16,246 15,521
7565726.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,835 3,672
7565789.SQ.FTS.B, Zero Cpn, 9/06/25 ... 7,830 7,491
7565959.SQ.FTS.B, Zero Cpn, 9/06/25 ... 5,056 4,852
7566126.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,596 3,453
7566244.SQ.FTS.B, Zero Cpn, 9/06/25 ... 465 443
7566256.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,511 3,366
7566368.SQ.FTS.B, Zero Cpn, 9/06/25 ... 4,267 4,113
7566467.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,550 1,448
7566494.SQ.FTS.B, Zero Cpn, 9/06/25 ... 8,741 8,365
7566716.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,825 3,608
7566782.SQ.FTS.B, Zero Cpn, 9/06/25 ... 9,816 8,646
7566884.SQ.FTS.B, Zero Cpn, 9/06/25 ... 4,740 4,492
7566952.SQ.FTS.B, Zero Cpn, 9/06/25 ... 13,104 11,541
7567098.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,016 2,905
7567130.SQ.FTS.B, Zero Cpn, 9/06/25 ... 9,755 9,228
7567206.SQ.FTS.B, Zero Cpn, 9/06/25 ... 46,374 44,365
7567934.SQ.FTS.B, Zero Cpn, 9/06/25 ... 6,675 6,429
7568123.SQ.FTS.B, Zero Cpn, 9/06/25 ... 7,501 7,222
7568291.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,617 3,447
7568365.SQ.FTS.B, Zero Cpn, 9/06/25 ... 7,513 7,209
7568497.SQ.FTS.B, Zero Cpn, 9/06/25 ... 3,053 2,876
7568551.SQ.FTS.B, Zero Cpn, 9/06/25 ... 17,967 17,081
7570942.SQ.FTS.B, Zero Cpn, 9/07/25 ... 25,229 20,896
7571410.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,468 2,359
7571462.SQ.FTS.B, Zero Cpn, 9/07/25 ... 9,681 9,245
7571573.SQ.FTS.B, Zero Cpn, 9/07/25 ... 7,123 5,838
7571608.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,469 2,334
7571635.SQ.FTS.B, Zero Cpn, 9/07/25 ... 7,274 6,530
7571735.SQ.FTS.B, Zero Cpn, 9/07/25 ... 18,479 17,799
7572492.SQ.FTS.B, Zero Cpn, 9/07/25 ... 7,762 7,282
Description
Principal
Amount Value
Block, Inc. (continued)
7572648.SQ.FTS.B, Zero Cpn, 9/07/25 ... $ 15,404 $ 14,738
7573011.SQ.FTS.B, Zero Cpn, 9/07/25 ... 4,098 3,961
7573103.SQ.FTS.B, Zero Cpn, 9/07/25 ... 8,278 7,929
7573216.SQ.FTS.B, Zero Cpn, 9/07/25 ... 7,428 7,108
7573307.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,319 1,276
7573345.SQ.FTS.B, Zero Cpn, 9/07/25 ... 981 938
7573376.SQ.FTS.B, Zero Cpn, 9/07/25 ... 376 363
7573382.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,969 2,842
7573399.SQ.FTS.B, Zero Cpn, 9/07/25 ... 4,771 4,284
7573493.SQ.FTS.B, Zero Cpn, 9/07/25 ... 3,999 3,867
7573662.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,815 1,660
7573674.SQ.FTS.B, Zero Cpn, 9/07/25 ... 14,349 13,509
7573835.SQ.FTS.B, Zero Cpn, 9/07/25 ... 11,142 10,414
7573919.SQ.FTS.B, Zero Cpn, 9/07/25 ... 50,074 46,963
7574758.SQ.FTS.B, Zero Cpn, 9/08/25 ... 6,325 6,055
7574849.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,224 1,101
7574854.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,143 1,891
7574871.SQ.FTS.B, Zero Cpn, 9/08/25 ... 3,635 3,467
7574915.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,117 1,932
7574940.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,708 1,636
7574981.SQ.FTS.B, Zero Cpn, 9/08/25 ... 5,903 4,848
7575053.SQ.FTS.B, Zero Cpn, 9/08/25 ... 7,670 7,384
7575187.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,636 2,464
7575279.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,196 1,134
7575303.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,088 1,047
7575378.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,140 2,060
7575416.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,877 1,802
7575454.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,479 2,344
7575552.SQ.FTS.B, Zero Cpn, 9/08/25 ... 4,031 3,851
7575667.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,200 1,128
7575710.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,863 1,751
7575770.SQ.FTS.B, Zero Cpn, 9/08/25 ... 4,426 4,161
7575980.SQ.FTS.B, Zero Cpn, 9/08/25 ... 5,047 4,825
7576125.SQ.FTS.B, Zero Cpn, 9/08/25 ... 31,750 30,147
7576761.SQ.FTS.B, Zero Cpn, 9/08/25 ... 6,790 6,487
7576839.SQ.FTS.B, Zero Cpn, 9/08/25 ... 61,020 58,421
7577642.SQ.FTS.B, Zero Cpn, 9/08/25 ... 991 946
7577652.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,391 1,336
7577672.SQ.FTS.B, Zero Cpn, 9/08/25 ... 14,703 13,200
7577879.SQ.FTS.B, Zero Cpn, 9/08/25 ... 24,281 23,242
7578229.SQ.FTS.B, Zero Cpn, 9/08/25 ... 6,381 6,053
7578336.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,840 1,748
7578373.SQ.FTS.B, Zero Cpn, 9/08/25 ... 2,609 2,511
7578405.SQ.FTS.B, Zero Cpn, 9/09/25 ... 7,415 7,137
7578809.SQ.FTS.B, Zero Cpn, 9/09/25 ... 1,382 1,323
7578838.SQ.FTS.B, Zero Cpn, 9/09/25 ... 10,396 9,104
7578995.SQ.FTS.B, Zero Cpn, 9/09/25 ... 5,120 4,915
7579091.SQ.FTS.B, Zero Cpn, 9/09/25 ... 5,857 5,495
7579196.SQ.FTS.B, Zero Cpn, 9/09/25 ... 2,336 2,235
7579230.SQ.FTS.B, Zero Cpn, 9/09/25 ... 14,545 13,915
7579458.SQ.FTS.B, Zero Cpn, 9/10/25 ... 4,217 4,024
7579527.SQ.FTS.B, Zero Cpn, 9/10/25 ... 27,444 24,677
7579966.SQ.FTS.B, Zero Cpn, 9/10/25 ... 1,213 1,171
7580002.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,249 3,108
7580077.SQ.FTS.B, Zero Cpn, 9/10/25 ... 1,505 1,409
7580105.SQ.FTS.B, Zero Cpn, 9/10/25 ... 4,089 3,867
7580167.SQ.FTS.B, Zero Cpn, 9/10/25 ... 1,915 1,827
7580195.SQ.FTS.B, Zero Cpn, 9/10/25 ... 20,375 19,534

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7580692.SQ.FTS.B, Zero Cpn, 9/11/25 ... $ 21,398 $ 20,339
7581601.SQ.FTS.B, Zero Cpn, 9/11/25 ... 15,073 14,416
7583034.SQ.FTS.B, Zero Cpn, 9/11/25 ... 2,484 2,324
7583167.SQ.FTS.B, Zero Cpn, 9/11/25 ... 6,324 5,963
7583337.SQ.FTS.B, Zero Cpn, 9/11/25 ... 8,656 8,238
7583607.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,308 1,250
7583634.SQ.FTS.B, Zero Cpn, 9/11/25 ... 11,122 9,300
7583783.SQ.FTS.B, Zero Cpn, 9/11/25 ... 1,817 1,728
7583811.SQ.FTS.B, Zero Cpn, 9/11/25 ... 3,537 3,373
7583875.SQ.FTS.B, Zero Cpn, 9/11/25 ... 12,265 11,703
7584361.SQ.FTS.B, Zero Cpn, 9/12/25 ... 10,679 10,179
7584765.SQ.FTS.B, Zero Cpn, 9/12/25 ... 14,467 13,810
7585159.SQ.FTS.B, Zero Cpn, 9/12/25 ... 825 758
7585190.SQ.FTS.B, Zero Cpn, 9/12/25 ... 15,889 15,098
7585646.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,998 2,656
7585675.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,220 2,125
7585778.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,021 1,612
7585808.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,892 2,761
7585847.SQ.FTS.B, Zero Cpn, 9/12/25 ... 6,487 6,005
7585960.SQ.FTS.B, Zero Cpn, 9/12/25 ... 12,529 11,977
7586174.SQ.FTS.B, Zero Cpn, 9/12/25 ... 4,245 3,998
7586244.SQ.FTS.B, Zero Cpn, 9/12/25 ... 15,682 15,050
7586600.SQ.FTS.B, Zero Cpn, 9/12/25 ... 6,717 6,412
7586676.SQ.FTS.B, Zero Cpn, 9/12/25 ... 9,898 9,446
7586772.SQ.FTS.B, Zero Cpn, 9/12/25 ... 406 389
7586777.SQ.FTS.B, Zero Cpn, 9/12/25 ... 3,426 3,268
7586796.SQ.FTS.B, Zero Cpn, 9/12/25 ... 970 925
7586805.SQ.FTS.B, Zero Cpn, 9/12/25 ... 43,801 41,927
7587383.SQ.FTS.B, Zero Cpn, 9/12/25 ... 7,260 7,030
7587518.SQ.FTS.B, Zero Cpn, 9/12/25 ... 5,065 4,835
7587601.SQ.FTS.B, Zero Cpn, 9/12/25 ... 47,837 45,724
7588137.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,541 2,386
7588178.SQ.FTS.B, Zero Cpn, 9/13/25 ... 20,101 19,190
7588590.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,661 1,559
7588636.SQ.FTS.B, Zero Cpn, 9/13/25 ... 6,942 6,672
7588917.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,804 1,724
7588993.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,976 1,893
7589045.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,888 2,712
7589106.SQ.FTS.B, Zero C pn, 9/13/25 ... 13,637 13,035
7589365.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,093 1,046
7589391.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,484 1,430
7589422.SQ.FTS.B, Zero Cpn, 9/13/25 ... 10,190 9,746
7589525.SQ.FTS.B, Zero Cpn, 9/13/25 ... 55,200 52,826
7590253.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,460 1,367
7590270.SQ.FTS.B, Zero Cpn, 9/13/25 ... 5,395 5,165
7590307.SQ.FTS.B, Zero Cpn, 9/13/25 ... 47,472 44,011
7590662.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,989 3,817
7590688.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,796 2,589
7590709.SQ.FTS.B, Zero Cpn, 9/13/25 ... 11,114 10,559
7590786.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,306 2,210
7590808.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,212 1,041
7590818.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,899 3,650
7590864.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,545 3,335
7593157.SQ.FTS.B, Zero Cpn, 9/14/25 ... 2,914 2,799
7593321.SQ.FTS.B, Zero Cpn, 9/14/25 ... 4,068 3,577
7593355.SQ.FTS.B, Zero Cpn, 9/14/25 ... 8,158 7,742
7593404.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,456 1,253
7593413.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,390 1,299
Description
Principal
Amount Value
Block, Inc. (continued)
7593425.SQ.FTS.B, Zero Cpn, 9/14/25 ... $ 14,991 $ 14,174
7593660.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,971 3,809
7593755.SQ.FTS.B, Zero Cpn, 9/14/25 ... 6,878 6,502
7593887.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,731 1,661
7593976.SQ.FTS.B, Zero Cpn, 9/14/25 ... 6,826 6,484
7594217.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,492 3,338
7594340.SQ.FTS.B, Zero Cpn, 9/14/25 ... 4,965 4,702
7594499.SQ.FTS.B, Zero Cpn, 9/14/25 ... 25,722 24,565
7595062.SQ.FTS.B, Zero Cpn, 9/14/25 ... 5,578 5,346
7595156.SQ.FTS.B, Zero Cpn, 9/14/25 ... 64,700 61,666
7595843.SQ.FTS.B, Zero Cpn, 9/14/25 ... 9,154 8,755
7596091.SQ.FTS.B, Zero Cpn, 9/14/25 ... 2,367 2,268
7596125.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,622 1,223
7596132.SQ.FTS.B, Zero Cpn, 9/14/25 ... 15,929 14,139
7596310.SQ.FTS.B, Zero Cpn, 9/14/25 ... 15,166 14,455
7596510.SQ.FTS.B, Zero Cpn, 9/14/25 ... 5,111 4,834
7596607.SQ.FTS.B, Zero Cpn, 9/14/25 ... 22,283 20,662
7597086.SQ.FTS.B, Zero Cpn, 9/15/25 ... 13,038 12,477
7597390.SQ.FTS.B, Zero Cpn, 9/15/25 ... 5,988 5,722
7597558.SQ.FTS.B, Zero Cpn, 9/15/25 ... 6,012 5,748
7597755.SQ.FTS.B, Zero Cpn, 9/15/25 ... 3,299 3,150
7597946.SQ.FTS.B, Zero Cpn, 9/15/25 ... 14,339 13,608
7598272.SQ.FTS.B, Zero Cpn, 9/15/25 ... 854 821
7598300.SQ.FTS.B, Zero Cpn, 9/15/25 ... 69,414 66,115
7599078.SQ.FTS.B, Zero Cpn, 9/15/25 ... 34,058 32,623
7599889.SQ.FTS.B, Zero Cpn, 9/15/25 ... 8,694 8,335
7599943.SQ.FTS.B, Zero Cpn, 9/16/25 ... 6,738 6,453
7600042.SQ.FTS.B, Zero Cpn, 9/16/25 ... 11,885 11,368
7600156.SQ.FTS.B, Zero Cpn, 9/16/25 ... 1,788 1,698
7600189.SQ.FTS.B, Zero Cpn, 9/16/25 ... 3,077 2,932
7600224.SQ.FTS.B, Zero Cpn, 9/16/25 ... 5,969 5,707
7600284.SQ.FTS.B, Zero Cpn, 9/16/25 ... 5,807 5,517
7600364.SQ.FTS.B, Zero Cpn, 9/16/25 ... 3,294 3,162
7600408.SQ.FTS.B, Zero Cpn, 9/16/25 ... 3,744 3,555
7600455.SQ.FTS.B, Zero Cpn, 9/16/25 ... 6,261 6,014
7600522.SQ.FTS.B, Zero Cpn, 9/16/25 ... 6,371 6,098
7600620.SQ.FTS.B, Zero Cpn, 9/16/25 ... 6,510 6,185
7600673.SQ.FTS.B, Zero Cpn, 9/16/25 ... 16,843 16,104
7600890.SQ.FTS.B, Zero Cpn, 9/16/25 ... 5,474 5,239
7600963.SQ.FTS.B, Zero Cpn, 9/16/25 ... 4,304 3,792
7601007.SQ.FTS.B, Zero Cpn, 9/17/25 ... 1,015 974
7601018.SQ.FTS.B, Zero Cpn, 9/17/25 ... 11,606 10,999
7601149.SQ.FTS.B, Zero Cpn, 9/17/25 ... 9,942 9,514
7601279.SQ.FTS.B, Zero Cpn, 9/17/25 ... 3,484 3,330
7601324.SQ.FTS.B, Zero Cpn, 9/17/25 ... 3,110 2,916
7601361.SQ.FTS.B, Zero Cpn, 9/17/25 ... 5,614 5,350
7601432.SQ.FTS.B, Zero Cpn, 9/17/25 ... 927 893
7601452.SQ.FTS.B, Zero Cpn, 9/17/25 ... 4,573 4,386
7601522.SQ.FTS.B, Zero Cpn, 9/17/25 ... 8,948 8,587
7601633.SQ.FTS.B, Zero Cpn, 9/17/25 ... 7,452 7,199
7602145.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,109 2,025
7602169.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,772 1,707
7602189.SQ.FTS.B, Zero Cpn, 9/18/25 ... 4,784 4,567
7602291.SQ.FTS.B, Zero Cpn, 9/18/25 ... 26,177 24,585
7603255.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,049 997
7603296.SQ.FTS.B, Zero Cpn, 9/18/25 ... 812 777
7603312.SQ.FTS.B, Zero Cpn, 9/18/25 ... 777 741
7603372.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,834 2,698

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7603432.SQ.FTS.B, Zero Cpn, 9/18/25 ... $ 3,599 $ 3,444
7603488.SQ.FTS.B, Zero Cpn, 9/18/25 ... 8,915 8,395
7603633.SQ.FTS.B, Zero Cpn, 9/18/25 ... 13,978 13,346
7603874.SQ.FTS.B, Zero Cpn, 9/18/25 ... 6,967 6,711
7603998.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,821 1,742
7604027.SQ.FTS.B, Zero Cpn, 9/18/25 ... 11,775 11,234
7604166.SQ.FTS.B, Zero Cpn, 9/18/25 ... 462 441
7604170.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,929 2,771
7604214.SQ.FTS.B, Zero Cpn, 9/18/25 ... 4,859 4,651
7604274.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,092 1,050
7604303.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,313 1,241
7604328.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,295 2,162
7604356.SQ.FTS.B, Zero Cpn, 9/18/25 ... 5,858 5,478
7604471.SQ.FTS.B, Zero Cpn, 9/18/25 ... 996 952
7604490.SQ.FTS.B, Zero Cpn, 9/18/25 ... 5,894 5,640
7604540.SQ.FTS.B, Zero Cpn, 9/18/25 ... 9,265 8,795
7604677.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,886 1,784
7604748.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,417 1,347
7604805.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,235 1,163
7605855.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,612 1,532
7605932.SQ.FTS.B, Zero Cpn, 9/19/25 ... 757 730
7605951.SQ.FTS.B, Zero Cpn, 9/19/25 ... 4,225 3,665
7606021.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,803 3,634
7606139.SQ.FTS.B, Zero Cpn, 9/19/25 ... 576 559
7606156.SQ.FTS.B, Zero Cpn, 9/19/25 ... 9,145 8,703
7606346.SQ.FTS.B, Zero Cpn, 9/19/25 ... 731 647
7606367.SQ.FTS.B, Zero Cpn, 9/19/25 ... 17,976 17,266
7606946.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,849 6,594
7607120.SQ.FTS.B, Zero Cpn, 9/19/25 ... 7,846 7,271
7607281.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,015 5,113
7607343.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,127 2,933
7607395.SQ.FTS.B, Zero Cpn, 9/19/25 ... 580 564
7607443.SQ.FTS.B, Zero Cpn, 9/19/25 ... 27,049 25,690
7607717.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,013 2,902
7607760.SQ.FTS.B, Zero Cpn, 9/19/25 ... 11,826 11,236
7607900.SQ.FTS.B, Zero Cpn, 9/19/25 ... 7,566 7,251
7607988.SQ.FTS.B, Zero Cpn, 9/19/25 ... 7,597 7,301
7608176.SQ.FTS.B, Zero Cpn, 9/19/25 ... 4,996 4,675
7608236.SQ.FTS.B, Zero Cpn, 9/19/25 ... 639 613
7608251.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,294 3,165
7608289.SQ.FTS.B, Zero Cpn, 9/19/25 ... 9,025 8,051
7608378.SQ.FTS.B, Zero Cpn, 9/19/25 ... 29,882 28,521
7608779.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,776 2,607
7608808.SQ.FTS.B, Zero Cpn, 9/19/25 ... 8,117 7,766
7608878.SQ.FTS.B, Zero Cpn, 9/19/25 ... 21,613 18,170
7609078.SQ.FTS.B, Zero Cpn, 9/19/25 ... 4,251 3,981
7609105.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,139 2,998
7609198.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,124 1,066
7609314.SQ.FTS.B, Zero Cpn, 9/20/25 ... 23,882 22,881
7609970.SQ.FTS.B, Zero Cpn, 9/20/25 ... 5,850 5,566
7610183.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,297 2,207
7610241.SQ.FTS.B, Zero Cpn, 9/20/25 ... 15,996 15,148
7610531.SQ.FTS.B, Zero Cpn, 9/20/25 ... 7,091 6,763
7610672.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,531 1,254
7610691.SQ.FTS.B, Zero Cpn, 9/20/25 ... 7,312 7,041
7610836.SQ.FTS.B, Zero Cpn, 9/20/25 ... 24,137 22,911
7611074.SQ.FTS.B, Zero Cpn, 9/20/25 ... 32,789 31,518
7611475.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,763 2,597
Description
Principal
Amount Value
Block, Inc. (continued)
7611521.SQ.FTS.B, Ze ro Cpn, 9/20/25 ... $ 2,475 $ 2,369
7611542.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,709 2,594
7611577.SQ.FTS.B, Zero Cpn, 9/20/25 ... 4,610 4,430
7611682.SQ.FTS.B, Zero Cpn, 9/20/25 ... 11,213 10,727
7611808.SQ.FTS.B, Zero Cpn, 9/20/25 ... 6,595 6,182
7611882.SQ.FTS.B, Zero Cpn, 9/20/25 ... 5,426 5,180
7611930.SQ.FTS.B, Zero Cpn, 9/20/25 ... 17,575 16,749
7612091.SQ.FTS.B, Zero Cpn, 9/20/25 ... 6,754 6,343
7612139.SQ.FTS.B, Zero Cpn, 9/20/25 ... 3,644 3,472
7612178.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,977 2,826
7612229.SQ.FTS.B, Zero Cpn, 9/20/25 ... 5,222 4,990
7612330.SQ.FTS.B, Zero Cpn, 9/20/25 ... 9,398 8,990
7614483.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,810 4,576
7614673.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,289 4,104
7614809.SQ.FTS.B, Zero Cpn, 9/21/25 ... 6,511 6,198
7614965.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,008 1,922
7615043.SQ.FTS.B, Zero Cpn, 9/21/25 ... 6,469 6,177
7615284.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,527 3,366
7615424.SQ.FTS.B, Zero Cpn, 9/21/25 ... 6,886 6,570
7615580.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,401 3,216
7615639.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,103 1,046
7615676.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,279 3,125
7615774.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,415 4,258
7615928.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,094 3,904
7615986.SQ.FTS.B, Zero Cpn, 9/21/25 ... 633 491
7616000.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,319 4,118
7616092.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,127 2,054
7616200.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,731 1,575
7616218.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,998 3,790
7616281.SQ.FTS.B, Zero Cpn, 9/21/25 ... 5,606 5,385
7616318.SQ.FTS.B, Zero Cpn, 9/21/25 ... 7,018 6,695
7616394.SQ.FTS.B, Zero Cpn, 9/21/25 ... 21,942 20,742
7616689.SQ.FTS.B, Zero Cpn, 9/21/25 ... 35,680 34,106
7617124.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,245 3,113
7617165.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,614 1,540
7617208.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,404 1,344
7617243.SQ.FTS.B, Zero Cpn, 9/21/25 ... 16,096 15,115
7617357.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,256 1,208
7617380.SQ.FTS.B, Zero Cpn, 9/21/25 ... 7,242 6,902
7617506.SQ.FTS.B, Zero Cpn, 9/21/25 ... 28,293 26,910
7617834.SQ.FTS.B, Zero Cpn, 9/21/25 ... 19,072 18,166
7618074.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,696 4,496
7618103.SQ.FTS.B, Zero Cpn, 9/22/25 ... 3,188 3,052
7618230.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,679 1,578
7618254.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,997 1,924
7618283.SQ.FTS.B, Zero Cpn, 9/22/25 ... 12,235 11,714
7618414.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,142 2,040
7618459.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,008 7,639
7618682.SQ.FTS.B, Zero Cpn, 9/22/25 ... 473 459
7618716.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,447 2,169
7618758.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,920 2,792
7618821.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,588 1,519
7618878.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,286 1,239
7618925.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,425 1,294
7618963.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,087 7,714
7619187.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,408 6,097
7619349.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,715 2,576
7619405.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,507 6,269

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7619568.SQ.FTS.B, Zero Cpn, 9/22/25 ... $ 13,071 $ 12,472
7619821.SQ.FTS.B, Zero Cpn, 9/22/25 ... 21,260 20,425
7620286.SQ.FTS.B, Zero Cpn, 9/22/25 ... 3,818 3,587
7620455.SQ.FTS.B, Zero Cpn, 9/22/25 ... 3,461 3,234
7620513.SQ.FTS.B, Zero Cpn, 9/22/25 ... 15,848 14,739
7620703.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,760 1,688
7620736.SQ.FTS.B, Zero Cpn, 9/22/25 ... 4,059 3,536
7620775.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,502 2,389
7620790.SQ.FTS.B, Zero Cpn, 9/22/25 ... 51,235 48,909
7621255.SQ.FTS.B, Zero Cpn, 9/23/25 ... 10,148 9,699
7621393.SQ.FTS.B, Zero Cpn, 9/23/25 ... 8,671 7,762
7621469.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,131 1,058
7621482.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,870 1,774
7621511.SQ.FTS.B, Zero Cpn, 9/23/25 ... 4,226 4,039
7621567.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,525 1,449
7621586.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,698 2,575
7621607.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,224 2,025
7621636.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,081 1,037
7621644.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,391 2,286
7621662.SQ.FTS.B, Zero Cpn, 9/23/25 ... 5,223 4,973
7621711.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,365 1,306
7621728.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,490 1,396
7621744.SQ.FTS.B, Zero Cpn, 9/23/25 ... 5,194 4,945
7621792.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,952 2,822
7621824.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,357 1,283
7621850.SQ.FTS.B, Zero Cpn, 9/23/25 ... 5,973 5,718
7621909.SQ.FTS.B, Zero Cpn, 9/23/25 ... 5,229 4,968
7621972.SQ.FTS.B, Zero C pn, 9/23/25 ... 3,049 2,913
7622010.SQ.FTS.B, Zero Cpn, 9/23/25 ... 6,128 5,848
7622087.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,884 2,752
7622130.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,784 1,686
7622152.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,530 2,398
7622180.SQ.FTS.B, Zero Cpn, 9/24/25 ... 12,582 11,977
7622338.SQ.FTS.B, Zero Cpn, 9/24/25 ... 6,773 6,486
7622452.SQ.FTS.B, Zero Cpn, 9/24/25 ... 6,026 5,800
7622540.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,369 2,234
7622568.SQ.FTS.B, Zero Cpn, 9/24/25 ... 3,210 3,045
7622606.SQ.FTS.B, Zero Cpn, 9/24/25 ... 6,019 5,744
7622698.SQ.FTS.B, Zero Cpn, 9/24/25 ... 14,270 13,609
7622855.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,856 2,597
7622892.SQ.FTS.B, Zero Cpn, 9/24/25 ... 4,365 4,213
7622967.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,934 2,803
7623000.SQ.FTS.B, Zero Cpn, 9/24/25 ... 2,129 1,728
7623305.SQ.FTS.B, Zero Cpn, 9/25/25 ... 5,120 4,555
7623369.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,991 2,873
7623417.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,049 956
7623486.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,566 1,370
7623510.SQ.FTS.B, Zero Cpn, 9/25/25 ... 3,917 3,761
7623635.SQ.FTS.B, Zero Cpn, 9/25/25 ... 36,950 35,291
7624451.SQ.FTS.B, Zero Cpn, 9/25/25 ... 17,365 16,654
7625674.SQ.FTS.B, Zero Cpn, 9/25/25 ... 4,979 4,762
7625779.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,926 1,838
7625815.SQ.FTS.B, Zero Cpn, 9/25/25 ... 513 492
7625834.SQ.FTS.B, Zero Cpn, 9/25/25 ... 3,870 3,719
7625930.SQ.FTS.B, Zero Cpn, 9/25/25 ... 8,365 7,845
7626024.SQ.FTS.B, Zero Cpn, 9/25/25 ... 5,197 4,934
7626135.SQ.FTS.B, Zero Cpn, 9/25/25 ... 5,210 4,854
7626246.SQ.FTS.B, Zero Cpn, 9/25/25 ... 9,387 8,741
Description
Principal
Amount Value
Block, Inc. (continued)
7626473.SQ.FTS.B, Zero Cpn, 9/25/25 ... $ 1,231 $ 1,178
7626517.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,283 2,171
7626547.SQ.FTS.B, Zero Cpn, 9/26/25 ... 40,319 37,934
7627357.SQ.FTS.B, Zero Cpn, 9/26/25 ... 23,169 22,126
7628012.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,293 1,239
7628032.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,750 2,627
7628124.SQ.FTS.B, Zero Cpn, 9/26/25 ... 7,133 6,799
7628218.SQ.FTS.B, Zero Cpn, 9/26/25 ... 10,811 10,333
7628360.SQ.FTS.B, Zero Cpn, 9/26/25 ... 6,527 5,858
7628436.SQ.FTS.B, Zero Cpn, 9/26/25 ... 19,180 18,331
7628692.SQ.FTS.B, Zero Cpn, 9/26/25 ... 914 878
7628763.SQ.FTS.B, Zero Cpn, 9/26/25 ... 18,619 17,594
7628960.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,732 2,583
7628978.SQ.FTS.B, Zero Cpn, 9/26/25 ... 30,242 28,911
7629364.SQ.FTS.B, Zero Cpn, 9/26/25 ... 5,932 5,675
7629468.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,173 2,043
7629529.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,796 2,698
7629601.SQ.FTS.B, Zero Cpn, 9/26/25 ... 15,615 14,841
7629834.SQ.FTS.B, Zero Cpn, 9/26/25 ... 6,533 6,200
7629927.SQ.FTS.B, Zero Cpn, 9/26/25 ... 773 737
7629951.SQ.FTS.B, Zero Cpn, 9/26/25 ... 3,280 3,131
7630036.SQ.FTS.B, Zero Cpn, 9/26/25 ... 12,599 12,029
7630264.SQ.FTS.B, Zero Cpn, 9/26/25 ... 5,850 5,528
7630310.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,969 3,684
7630413.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,056 1,920
7630437.SQ.FTS.B, Zero Cpn, 9/27/25 ... 12,498 11,394
7630609.SQ.FTS.B, Zero Cpn, 9/27/25 ... 5,329 4,902
7630727.SQ.FTS.B, Zero Cpn, 9/27/25 ... 1,297 1,184
7630761.SQ.FTS.B, Zero Cpn, 9/27/25 ... 8,982 8,389
7631043.SQ.FTS.B, Zero Cpn, 9/27/25 ... 12,259 11,447
7631309.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,606 2,444
7631341.SQ.FTS.B, Zero Cpn, 9/27/25 ... 5,316 4,760
7631417.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,051 2,851
7631466.SQ.FTS.B, Zero Cpn, 9/27/25 ... 1,528 1,394
7631476.SQ.FTS.B, Zero Cpn, 9/27/25 ... 6,058 5,592
7631661.SQ.FTS.B, Zero Cpn, 9/27/25 ... 11,668 10,936
7632309.SQ.FTS.B, Zero Cpn, 9/27/25 ... 10,767 10,092
7632418.SQ.FTS.B, Zero Cpn, 9/27/25 ... 15,324 14,366
7632577.SQ.FTS.B, Zero Cpn, 9/27/25 ... 1,355 1,250
7632590.SQ.FTS.B, Zero Cpn, 9/27/25 ... 7,790 7,305
7632709.SQ.FTS.B, Zero Cpn, 9/27/25 ... 610 557
7632735.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,049 2,776
7632786.SQ.FTS.B, Zero Cpn, 9/27/25 ... 15,804 14,678
7633003.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,253 2,073
7633024.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,188 2,024
7633051.SQ.FTS.B, Zero Cpn, 9/27/25 ... 9,759 9,113
7633194.SQ.FTS.B, Zero Cpn, 9/27/25 ... 5,257 4,872
7633243.SQ.FTS.B, Zero Cpn, 9/27/25 ... 937 855
7633247.SQ.FTS.B, Zero Cpn, 9/27/25 ... 6,940 6,337
7633336.SQ.FTS.B, Zero Cpn, 9/27/25 ... 65,086 60,535
7635770.SQ.FTS.B, Zero Cpn, 9/28/25 ... 8,910 8,311
7635987.SQ.FTS.B, Zero Cpn, 9/28/25 ... 11,064 10,336
7636234.SQ.FTS.B, Zero Cpn, 9/28/25 ... 11,272 10,451
7636576.SQ.FTS.B, Zero Cpn, 9/28/25 ... 817 755
7636598.SQ.FTS.B, Zero C pn, 9/28/25 ... 16,547 15,509
7637040.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,252 3,932
7637109.SQ.FTS.B, Zero Cpn, 9/28/25 ... 3,767 3,532
7637218.SQ.FTS.B, Zero Cpn, 9/28/25 ... 9,470 8,793

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7637396.SQ.FTS.B, Zero Cpn, 9/28/25 ... $ 23,603 $ 21,550
7637893.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,495 2,298
7637918.SQ.FTS.B, Zero Cpn, 9/28/25 ... 492 461
7637924.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,208 3,842
7637976.SQ.FTS.B, Zero Cpn, 9/28/25 ... 4,232 3,877
7638088.SQ.FTS.B, Zero Cpn, 9/28/25 ... 54,682 50,680
7639142.SQ.FTS.B, Zero Cpn, 9/28/25 ... 22,645 21,040
7639546.SQ.FTS.B, Zero Cpn, 9/28/25 ... 9,203 8,532
7639738.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,955 1,798
7639823.SQ.FTS.B, Zero Cpn, 9/29/25 ... 9,986 9,344
7640033.SQ.FTS.B, Zero Cpn, 9/29/25 ... 3,631 3,378
7640139.SQ.FTS.B, Zero Cpn, 9/29/25 ... 11,039 10,240
7640475.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,776 1,615
7640597.SQ.FTS.B, Zero Cpn, 9/29/25 ... 6,449 5,918
7640803.SQ.FTS.B, Zero Cpn, 9/29/25 ... 12,481 11,682
7641160.SQ.FTS.B, Zero Cpn, 9/29/25 ... 10,839 10,120
7641334.SQ.FTS.B, Zero Cpn, 9/29/25 ... 4,768 4,438
7641451.SQ.FTS.B, Zero Cpn, 9/29/25 ... 5,801 5,377
7641526.SQ.FTS.B, Zero Cpn, 9/29/25 ... 86,407 79,952
7642843.SQ.FTS.B, Zero Cpn, 9/29/25 ... 13,873 13,008
7643143.SQ.FTS.B, Zero Cpn, 9/29/25 ... 8,597 7,726
7643410.SQ.FTS.B, Zero Cpn, 9/29/25 ... 4,924 4,615
7643463.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,707 1,519
7643527.SQ.FTS.B, Zero Cpn, 9/30/25 ... 5,100 4,780
7643601.SQ.FTS.B, Zero Cpn, 9/30/25 ... 4,433 4,123
7643661.SQ.FTS.B, Zero Cpn, 9/30/25 ... 4,464 4,126
7643728.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,123 1,038
7643746.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,378 2,198
7643773.SQ.FTS.B, Zero Cpn, 9/30/25 ... 7,701 7,166
7643905.SQ.FTS.B, Zero Cpn, 9/30/25 ... 5,637 5,239
7644017.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,097 1,008
7644044.SQ.FTS.B, Zero Cpn, 9/30/25 ... 488 435
7644051.SQ.FTS.B, Zero Cpn, 9/30/25 ... 13,303 12,338
7644282.SQ.FTS.B, Zero Cpn, 9/30/25 ... 8,549 7,930
7644433.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,843 1,697
7644464.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,344 3,108
7644529.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,847 1,703
7644555.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,811 1,680
7644585.SQ.FTS.B, Zero Cpn, 9/30/25 ... 1,298 1,198
7644603.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,113 2,836
7644653.SQ.FTS.B, Zero Cpn, 9/30/25 ... 16,836 15,650
7644916.SQ.FTS.B, Zero Cpn, 9/30/25 ... 26,464 24,773
7645578.SQ.FTS.B, Zero Cpn, 10/01/25 .. 6,197 5,746
7645742.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,595 1,464
7645837.SQ.FTS.B, Zero Cpn, 10/01/25 .. 6,477 5,847
7646187.SQ.FTS.B, Zero Cpn, 10/01/25 .. 5,133 4,758
7646393.SQ.FTS.B, Zero Cpn, 10/01/25 .. 2,087 1,956
7646434.SQ.FTS.B, Zero Cpn, 10/01/25 .. 7,021 6,557
7646577.SQ.FTS.B, Zero Cpn, 10/01/25 .. 21,820 20,134
7647042.SQ.FTS.B, Zero Cpn, 10/01/25 .. 14,883 13,745
7647423.SQ.FTS.B, Zero Cpn, 10/01/25 .. 10,314 9,575
7647604.SQ.FTS.B, Zero Cpn, 10/01/25 .. 771 696
7647610.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,868 1,752
7647640.SQ.FTS.B, Zero Cpn, 10/01/25 .. 6,888 6,277
7647771.SQ.FTS.B, Zero Cpn, 10/01/25 .. 12,503 11,725
7648029.SQ.FTS.B, Zero Cpn, 10/01/25 .. 2,208 2,048
7648074.SQ.FTS.B, Zero Cpn, 10/01/25 .. 7,162 6,647
7648210.SQ.FTS.B, Zero Cpn, 10/01/25 .. 6,082 5,606
Description
Principal
Amount Value
Block, Inc. (continued)
7648334.SQ.FTS.B, Zero Cpn, 10/01/25 .. $ 1,662 $ 1,552
7648382.SQ.FTS.B, Zero Cpn, 10/01/25 .. 6,987 6,549
7648497.SQ.FTS.B, Zero Cpn, 10/01/25 .. 10,642 9,938
7648708.SQ.FTS.B, Zero Cpn, 10/01/25 .. 508 464
7648714.SQ.FTS.B, Zero Cpn, 10/01/25 .. 16,253 15,178
7649087.SQ.FTS.B, Zero Cpn, 10/01/25 .. 14,868 13,806
7649633.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,263 1,157
7649660.SQ.FTS.B, Zero Cpn, 10/02/25 .. 10,308 9,420
7649926.SQ.FTS.B, Zero Cpn, 10/02/25 .. 696 641
7649954.SQ.FTS.B, Zero Cpn, 10/02/25 .. 11,692 10,919
7650285.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,763 4,426
7650417.SQ.FTS.B, Zero Cpn, 10/02/25 .. 2,010 1,853
7650544.SQ.FTS.B, Zero Cpn, 10/02/25 .. 743 682
7650571.SQ.FTS.B, Zero Cpn, 10/02/25 .. 515 472
7650602.SQ.FTS.B, Zero Cpn, 10/02/25 .. 23,423 21,919
7651364.SQ.FTS.B, Zero Cpn, 10/02/25 .. 11,069 10,369
7651638.SQ.FTS.B, Zero Cpn, 10/02/25 .. 10,174 9,535
7651786.SQ.FTS.B, Zero Cpn, 10/02/25 .. 13,051 11,888
7651981.SQ.FTS.B, Zero Cpn, 10/02/25 .. 10,543 9,842
7652123.SQ.FTS.B, Zero Cpn, 10/02/25 .. 9,708 8,865
7652270.SQ.FTS.B, Zero Cpn, 10/02/25 .. 7,241 6,756
7652433.SQ.FTS.B, Zero Cpn, 10/02/25 .. 52,249 48,562
7653462.SQ.FTS.B, Zero Cpn, 10/02/25 .. 2,900 2,658
7653541.SQ.FTS.B, Zero Cpn, 10/02/25 .. 9,583 8,790
7653704.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,398 1,287
7653745.SQ.FTS.B, Zero Cpn, 10/02/25 .. 21,541 19,797
7653897.SQ.FTS.B, Zero Cpn, 10/03/25 .. 64,057 59,520
7655526.SQ.FTS.B, Zero Cpn, 10/03/25 .. 12,188 11,367
7655618.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,074 994
7655626.SQ.FTS.B, Zero Cpn, 10/03/25 .. 7,035 6,594
7655725.SQ.FTS.B, Zero Cpn, 10/03/25 .. 5,085 4,720
7655822.SQ.FTS.B, Zero Cpn, 10/03/25 .. 2,579 2,384
7655878.SQ.FTS.B, Zero Cpn, 10/03/25 .. 6,932 6,398
7656031.SQ.FTS.B, Zero Cpn, 10/03/25 .. 7,346 6,825
7656108.SQ.FTS.B, Zero Cpn, 10/03/25 .. 7,782 7,191
7656279.SQ.FTS.B, Zero Cpn, 10/03/25 .. 34,014 31,662
7656835.SQ.FTS.B, Zero Cpn, 10/03/25 .. 13,541 12,614
7657031.SQ.FTS.B, Zero Cpn, 10/03/25 .. 817 749
7657073.SQ.FTS.B, Zero Cpn, 10/03/25 .. 10,128 9,455
7657210.SQ.FTS.B, Zero Cpn, 10/03/25 .. 7,498 6,929
7657303.SQ.FTS.B, Zero Cpn, 10/03/25 .. 4,861 4,534
7657387.SQ.FTS.B, Zero Cpn, 10/03/25 .. 7,605 7,093
7657535.SQ.FTS.B, Zero Cpn, 10/03/25 .. 21,257 19,908
7659758.SQ.FTS.B, Zero Cpn, 10/04/25 .. 15,705 14,379
7660145.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,141 2,874
7660246.SQ.FTS.B, Zero Cpn, 10/04/25 .. 4,112 3,809
7660334.SQ.FTS.B, Zero Cpn, 10/04/25 .. 10,167 9,502
7660551.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,537 3,284
7660650.SQ.FTS.B, Zero Cpn, 10/04/25 .. 9,606 8,926
7661033.SQ.FTS.B, Zero Cpn, 10/04/25 .. 4,166 3,897
7661117.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,000 2,741
7661178.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,890 2,694
7661244.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,145 2,946
7661283.SQ.FTS.B, Zero Cpn, 10/04/25 .. 626 558
7661332.SQ.FTS.B, Zero Cpn, 10/04/25 .. 31,302 28,772
7661952.SQ.FTS.B, Zero Cpn, 10/04/25 .. 7,810 7,189
7662064.SQ.FTS.B, Zero Cpn, 10/04/25 .. 5,124 4,732
7662128.SQ.FTS.B, Zero Cpn, 10/04/25 .. 15,931 14,585

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7662351.SQ.FTS.B, Zero Cpn, 10/04/25 .. $ 19,838 $ 18,282
7662638.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,281 1,129
7662648.SQ.FTS.B, Zero Cpn, 10/04/25 .. 5,402 5,054
7662720.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,784 2,548
7662812.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,402 3,112
7662887.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,666 2,437
7662951.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,930 3,590
7663011.SQ.FTS.B, Zero Cpn, 10/04/25 .. 11,717 10,829
7663168.SQ.FTS.B, Zero Cpn, 10/04/25 .. 45,875 42,799
7663719.SQ.FTS.B, Zero Cpn, 10/04/25 .. 1,268 1,175
7663730.SQ.FTS.B, Zero Cpn, 10/04/25 .. 8,942 8,378
7663910.SQ.FTS.B, Zero Cpn, 10/04/25 .. 9,622 8,908
7664056.SQ.FTS.B, Zero Cpn, 10/04/25 .. 7,941 7,426
7664116.SQ.FTS.B, Zero Cpn, 10/05/25 .. 5,111 4,747
7664265.SQ.FTS.B, Zero Cpn, 10/05/25 .. 5,335 4,933
7664385.SQ.FTS.B, Zero Cpn, 10/05/25 .. 7,888 7,352
7664553.SQ.FTS.B, Zero Cpn, 10/05/25 .. 8,048 7,521
7664764.SQ.FTS.B, Zero Cpn, 10/05/25 .. 762 698
7664795.SQ.FTS.B, Zero Cpn, 10/05/25 .. 990 905
7664799.SQ.FTS.B, Zero Cpn, 10/05/25 .. 449 413
7664806.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,393 2,187
7664952.SQ.FTS.B, Zero Cpn, 10/05/25 .. 10,193 9,507
7665229.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,086 1,003
7665249.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,791 2,604
7665308.SQ.FTS.B, Zero Cpn, 10/05/25 .. 10,737 10,057
7665593.SQ.FTS.B, Zero Cpn, 10/05/25 .. 18,682 17,395
7666023.SQ.FTS.B, Zero Cpn, 10/05/25 .. 4,283 3,962
7666093.SQ.FTS.B, Zero Cpn, 10/05/25 .. 3,254 3,043
7666180.SQ.FTS.B, Zero Cpn, 10/05/25 .. 4,452 4,102
7666268.SQ.FTS.B, Zero Cpn, 10/05/25 .. 39,772 37,274
7666862.SQ.FTS.B, Zero Cpn, 10/05/25 .. 4,966 4,585
7666930.SQ.FTS.B, Zero Cpn, 10/05/25 .. 46,665 43,222
7667593.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,186 2,002
7667633.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,412 5,882
7667727.SQ.FTS.B, Zero Cpn, 10/05/25 .. 3,695 3,417
7667755.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,206 2,056
7667780.SQ.FTS.B, Zero Cpn, 10/05/25 .. 4,110 3,762
7667844.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,762 2,563
7667871.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,508 1,390
7667910.SQ.FTS.B, Zero Cpn, 10/06/25 .. 3,938 3,546
7667970.SQ.FTS.B, Zero Cpn, 10/06/25 .. 2,788 2,603
7668006.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,624 1,518
7668021.SQ.FTS.B, Zero Cpn, 10/06/25 .. 5,691 5,318
7668197.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,056 965
7668218.SQ.FTS.B, Zero Cpn, 10/06/25 .. 9,911 9,251
7668437.SQ.FTS.B, Zero Cpn, 10/06/25 .. 6,806 6,289
7668553.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,740 1,605
7668587.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,686 1,562
7668625.SQ.FTS.B, Zero Cpn, 10/06/25 .. 957 879
7668638.SQ.FTS.B, Zero Cpn, 10/06/25 .. 2,673 2,487
7668700.SQ.FTS.B, Zero C pn, 10/06/25 .. 2,430 2,240
7668756.SQ.FTS.B, Zero Cpn, 10/06/25 .. 3,139 2,924
7668805.SQ.FTS.B, Zero Cpn, 10/06/25 .. 10,703 10,010
7669006.SQ.FTS.B, Zero Cpn, 10/07/25 .. 1,989 1,819
7669032.SQ.FTS.B, Zero Cpn, 10/07/25 .. 4,099 3,735
7669106.SQ.FTS.B, Zero Cpn, 10/07/25 .. 3,040 2,783
7669149.SQ.FTS.B, Zero Cpn, 10/07/25 .. 1,636 1,498
7669190.SQ.FTS.B, Zero Cpn, 10/07/25 .. 1,358 1,241
Description
Principal
Amount Value
Block, Inc. (continued)
7669222.SQ.FTS.B, Zero Cpn, 10/07/25 .. $ 2,610 $ 2,425
7669274.SQ.FTS.B, Zero Cpn, 10/07/25 .. 3,256 3,050
7669335.SQ.FTS.B, Zero Cpn, 10/07/25 .. 9,611 8,998
7669479.SQ.FTS.B, Zero Cpn, 10/07/25 .. 6,566 6,080
7669597.SQ.FTS.B, Zero Cpn, 10/07/25 .. 19,757 18,315
7670325.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,715 2,519
7670432.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,054 1,869
7670565.SQ.FTS.B, Zero Cpn, 10/08/25 .. 6,581 6,113
7670835.SQ.FTS.B, Zero Cpn, 10/08/25 .. 8,933 8,367
7671146.SQ.FTS.B, Zero Cpn, 10/08/25 .. 22,931 21,432
7671649.SQ.FTS.B, Zero Cpn, 10/08/25 .. 956 893
7671674.SQ.FTS.B, Zero Cpn, 10/08/25 .. 10,412 9,730
7671877.SQ.FTS.B, Zero Cpn, 10/08/25 .. 9,419 8,740
7672063.SQ.FTS.B, Zero Cpn, 10/08/25 .. 1,512 1,391
7672082.SQ.FTS.B, Zero Cpn, 10/08/25 .. 11,062 10,184
7672283.SQ.FTS.B, Zero Cpn, 10/08/25 .. 29,477 27,372
7672965.SQ.FTS.B, Zero Cpn, 10/08/25 .. 5,097 4,765
7673043.SQ.FTS.B, Zero Cpn, 10/08/25 .. 4,199 3,850
7673157.SQ.FTS.B, Zero Cpn, 10/08/25 .. 14,169 12,909
7673560.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,384 2,190
7673595.SQ.FTS.B, Zero Cpn, 10/09/25 .. 11,930 11,090
7673962.SQ.FTS.B, Zero Cpn, 10/09/25 .. 11,257 10,379
7674174.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,230 2,037
7674236.SQ.FTS.B, Zero Cpn, 10/09/25 .. 7,609 7,084
7674435.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,275 1,177
7674465.SQ.FTS.B, Zero Cpn, 10/09/25 .. 23,241 21,596
7675084.SQ.FTS.B, Zero Cpn, 10/09/25 .. 5,408 4,948
7675227.SQ.FTS.B, Zero Cpn, 10/09/25 .. 50,693 47,036
7675858.SQ.FTS.B, Zero Cpn, 10/09/25 .. 29,938 27,569
7676242.SQ.FTS.B, Zero Cpn, 10/09/25 .. 28,318 26,150
7676659.SQ.FTS.B, Zero Cpn, 10/09/25 .. 6,127 5,726
7676761.SQ.FTS.B, Zero Cpn, 10/09/25 .. 4,896 4,569
7676834.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,631 2,404
7676891.SQ.FTS.B, Zero Cpn, 10/09/25 .. 5,528 5,079
7676971.SQ.FTS.B, Zero Cpn, 10/09/25 .. 44,924 41,049
7677238.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,014 924
7677286.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,483 1,344
7677328.SQ.FTS.B, Zero Cpn, 10/10/25 .. 22,193 20,785
7677953.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,157 1,993
7678020.SQ.FTS.B, Zero Cpn, 10/10/25 .. 6,467 5,917
7678212.SQ.FTS.B, Zero Cpn, 10/10/25 .. 3,301 3,044
7678325.SQ.FTS.B, Zero Cpn, 10/10/25 .. 9,234 8,558
7678476.SQ.FTS.B, Zero Cpn, 10/10/25 .. 3,704 3,412
7678551.SQ.FTS.B, Zero Cpn, 10/10/25 .. 42,732 39,849
7679023.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,598 1,471
7679039.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,612 2,392
7679072.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,819 1,678
7679109.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,078 1,008
7679132.SQ.FTS.B, Zero Cpn, 10/10/25 .. 14,165 13,214
7679301.SQ.FTS.B, Zero Cpn, 10/10/25 .. 6,118 5,718
7679386.SQ.FTS.B, Zero Cpn, 10/10/25 .. 6,851 6,361
7679500.SQ.FTS.B, Zero Cpn, 10/10/25 .. 13,187 12,329
7679735.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,352 1,240
7679769.SQ.FTS.B, Zero Cpn, 10/10/25 .. 5,060 4,684
7679824.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,573 2,395
7679873.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,374 1,270
7679904.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,087 988
7679932.SQ.FTS.B, Zero Cpn, 10/10/25 .. 21,551 20,108

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7680177.SQ.FTS.B, Zero Cpn, 10/10/25 .. $ 2,482 $ 2,267
7680242.SQ.FTS.B, Zero Cpn, 10/10/25 .. 17,282 16,122
7682287.SQ.FTS.B, Zero Cpn, 10/11/25 .. 947 861
7682349.SQ.FTS.B, Zero Cpn, 10/11/25 .. 26,500 24,644
7683137.SQ.FTS.B, Zero Cpn, 10/11/25 .. 6,966 6,494
7683330.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,007 925
7683362.SQ.FTS.B, Zero Cpn, 10/11/25 .. 2,557 2,333
7683420.SQ.FTS.B, Zero Cpn, 10/11/25 .. 20,896 19,530
7683918.SQ.FTS.B, Zero Cpn, 10/11/25 .. 3,759 3,475
7683968.SQ.FTS.B, Zero Cpn, 10/11/25 .. 12,564 11,765
7684077.SQ.FTS.B, Zero Cpn, 10/11/25 .. 2,643 2,455
7684114.SQ.FTS.B, Zero Cpn, 10/11/25 .. 5,986 5,605
7684208.SQ.FTS.B, Zero Cpn, 10/11/25 .. 1,421 1,321
7684244.SQ.FTS.B, Zero Cpn, 10/11/25 .. 32,773 30,368
7684714.SQ.FTS.B, Zero Cpn, 10/11/25 .. 2,208 2,043
7684768.SQ.FTS.B, Zero Cpn, 10/11/25 .. 65,306 60,684
7685756.SQ.FTS.B, Zero Cpn, 10/11/25 .. 4,561 4,172
7685832.SQ.FTS.B, Zero Cpn, 10/11/25 .. 5,414 5,060
7685965.SQ.FTS.B, Zero Cpn, 10/11/25 .. 3,273 3,035
7686011.SQ.FTS.B, Zero Cpn, 10/11/25 .. 46,825 43,641
7686046.SQ.FTS.B, Zero Cpn, 10/12/25 .. 3,835 3,590
7686225.SQ.FTS.B, Zero Cpn, 10/12/25 .. 2,806 2,606
7686363.SQ.FTS.B, Zero Cpn, 10/12/25 .. 12,335 11,408
7686699.SQ.FTS.B, Zero Cpn, 10/12/25 .. 6,605 6,157
7687046.SQ.FTS.B, Zero Cpn, 10/12/25 .. 14,176 13,007
7687478.SQ.FTS.B, Zero Cpn, 10/12/25 .. 66,356 61,868
7688769.SQ.FTS.B, Zero Cpn, 10/12/25 .. 7,229 6,725
7688969.SQ.FTS.B, Zero Cpn, 10/12/25 .. 21,911 20,360
7689288.SQ.FTS.B, Zero Cpn, 10/13/25 .. 3,570 3,296
7689348.SQ.FTS.B, Zero Cpn, 10/13/25 .. 911 827
7689360.SQ.FTS.B, Zero Cpn, 10/13/25 .. 1,977 1,810
7689383.SQ.FTS.B, Zero Cpn, 10/13/25 .. 1,220 1,131
7689396.SQ.FTS.B, Zero Cpn, 10/13/25 .. 827 750
7689406.SQ.FTS.B, Zero Cpn, 10/13/25 .. 6,402 5,956
7689499.SQ.FTS.B, Zero Cpn, 10/13/25 .. 1,538 1,413
7689528.SQ.FTS.B, Zero Cpn, 10/13/25 .. 1,626 1,515
7689554.SQ.FTS.B, Zero Cpn, 10/13/25 .. 3,785 3,506
7689594.SQ.FTS.B, Zero Cpn, 10/13/25 .. 10,213 9,518
7689723.SQ.FTS.B, Zero Cpn, 10/13/25 .. 5,280 4,799
7689794.SQ.FTS.B, Zero Cpn, 10/13/25 .. 2,609 2,395
7689823.SQ.FTS.B, Zero Cpn, 10/13/25 .. 3,830 3,579
7689881.SQ.FTS.B, Zero Cpn, 10/13/25 .. 21,101 19,671
7690173.SQ.FTS.B, Zero Cpn, 10/14/25 .. 3,874 3,626
7690244.SQ.FTS.B, Zero Cpn, 10/14/25 .. 2,144 1,987
7690284.SQ.FTS.B, Zero Cpn, 10/14/25 .. 1,562 1,446
7690305.SQ.FTS.B, Zero Cpn, 10/14/25 .. 4,940 4,579
7690350.SQ.FTS.B, Zero Cpn, 10/14/25 .. 1,182 1,077
7690365.SQ.FTS.B, Zero Cpn, 10/14/25 .. 18,490 17,177
7690576.SQ.FTS.B, Zero Cpn, 10/14/25 .. 5,505 5,132
7690639.SQ.FTS.B, Zero Cpn, 10/14/25 .. 545 508
7690645.SQ.FTS.B, Zero Cpn, 10/14/25 .. 1,133 1,038
7690663.SQ.FTS.B, Zero Cpn, 10/14/25 .. 2,840 2,618
7690708.SQ.FTS.B, Zero Cpn, 10/14/25 .. 21,383 19,977
7691188.SQ.FTS.B, Zero Cpn, 10/15/25 .. 21,752 20,322
7691820.SQ.FTS.B, Zero Cpn, 10/15/25 .. 17,398 16,167
7692257.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,730 3,468
7692327.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,601 3,301
7692413.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,809 3,510
Description
Principal
Amount Value
Block, Inc. (continued)
7692497.SQ.FTS.B, Zero Cpn, 10/15/25 .. $ 2,299 $ 2,138
7692514.SQ.FTS.B, Zero Cpn, 10/15/25 .. 9,440 8,772
7692644.SQ.FTS.B, Zero Cpn, 10/15/25 .. 16,234 15,165
7692901.SQ.FTS.B, Zero Cpn, 10/15/25 .. 43,421 40,585
7693481.SQ.FTS.B, Zero Cpn, 10/15/25 .. 10,233 9,497
7693629.SQ.FTS.B, Zero Cpn, 10/15/25 .. 41,395 38,264
7694203.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,463 2,268
7694251.SQ.FTS.B, Zero Cpn, 10/15/25 .. 42,420 38,985
7694579.SQ.FTS.B, Zero Cpn, 10/16/25 .. 2,104 1,949
7694647.SQ.FTS.B, Zero Cpn, 10/16/25 .. 2,895 2,705
7694703.SQ.FTS.B, Zero Cpn, 10/16/25 .. 2,447 2,236
7694773.SQ.FTS.B, Zero Cpn, 10/16/25 .. 3,388 3,099
7694877.SQ.FTS.B, Zero Cpn, 10/16/25 .. 8,838 8,171
7695120.SQ.FTS.B, Zero Cpn, 10/16/25 .. 1,073 980
7695167.SQ.FTS.B, Zero Cpn, 10/16/25 .. 14,427 13,473
7695580.SQ.FTS.B, Zero Cpn, 10/16/25 .. 37,671 35,115
7696246.SQ.FTS.B, Zero Cpn, 10/16/25 .. 60,347 56,253
7697053.SQ.FTS.B, Zero Cpn, 10/16/25 .. 4,058 3,760
7697100.SQ.FTS.B, Zero Cpn, 10/16/25 .. 70,125 64,206
7697586.SQ.FTS.B, Zero Cpn, 10/17/25 .. 4,416 4,125
7697725.SQ.FTS.B, Zero Cpn, 10/17/25 .. 1,812 1,669
7697760.SQ.FTS.B, Zero Cpn, 10/17/25 .. 14,564 13,609
7698114.SQ.FTS.B, Zero Cpn, 10/17/25 .. 11,370 10,453
7698469.SQ.FTS.B, Zero Cpn, 10/17/25 .. 4,947 4,621
7698543.SQ.FTS.B, Zero Cpn, 10/17/25 .. 571 524
7698550.SQ.FTS.B, Zero Cpn, 10/17/25 .. 16,379 15,264
7698851.SQ.FTS.B, Zero Cpn, 10/17/25 .. 7,491 6,997
7698956.SQ.FTS.B, Zero Cpn, 10/17/25 .. 53,799 49,864
7699571.SQ.FTS.B, Zero Cpn, 10/17/25 .. 6,604 6,155
7699678.SQ.FTS.B, Zero Cpn, 10/17/25 .. 73,354 68,020
7701604.SQ.FTS.B, Zero Cpn, 10/18/25 .. 28,641 26,683
7702377.SQ.FTS.B, Zero Cpn, 10/18/25 .. 14,794 13,607
7702770.SQ.FTS.B, Zero Cpn, 10/18/25 .. 25,602 23,844
7703272.SQ.FTS.B, Zero Cpn, 10/18/25 .. 5,587 5,206
7703342.SQ.FTS.B, Zero Cpn, 10/18/25 .. 4,933 4,608
7703447.SQ.FTS.B, Zero Cpn, 10/18/25 .. 7,374 6,858
7703659.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,898 1,747
7703690.SQ.FTS.B, Zero Cpn, 10/18/25 .. 4,114 3,784
7703768.SQ.FTS.B, Zero Cpn, 10/18/25 .. 9,555 8,725
7703931.SQ.FTS.B, Zero Cpn, 10/18/25 .. 5,965 5,563
7704025.SQ.FTS.B, Zero Cpn, 10/18/25 .. 4,927 4,575
7704108.SQ.FTS.B, Zero Cpn, 10/18/25 .. 36,635 34,213
7704446.SQ.FTS.B, Zero Cpn, 10/19/25 .. 33,582 31,417
7705452.SQ.FTS.B, Zero Cpn, 10/19/25 .. 10,519 9,630
7705636.SQ.FTS.B, Zero Cpn, 10/19/25 .. 1,363 1,249
7705658.SQ.FTS.B, Zero Cpn, 10/19/25 .. 7,389 6,913
7705870.SQ.FTS.B, Zero Cpn, 10/19/25 .. 11,994 11,196
7706046.SQ.FTS.B, Zero Cpn, 10/19/25 .. 30,109 27,991
7706641.SQ.FTS.B, Zero Cpn, 10/19/25 .. 9,465 8,766
7706760.SQ.FTS.B, Zero Cpn, 10/20/25 .. 1,427 1,312
7706800.SQ.FTS.B, Zero Cpn, 10/20/25 .. 38,222 35,271
7707236.SQ.FTS.B, Zero Cpn, 10/21/25 .. 1,874 1,750
7707263.SQ.FTS.B, Zero Cpn, 10/21/25 .. 12,385 11,474
7707433.SQ.FTS.B, Zero Cpn, 10/21/25 .. 1,758 1,623
7707465.SQ.FTS.B, Zero Cpn, 10/21/25 .. 5,167 4,760
7707523.SQ.FTS.B, Zero Cpn, 10/21/25 .. 10,440 9,551
7707639.SQ.FTS.B, Zero Cpn, 10/21/25 .. 2,896 2,662
7707663.SQ.FTS.B, Zero Cpn, 10/21/25 .. 3,361 3,139

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7707699.SQ.FTS.B, Zero Cpn, 10/21/25 .. $ 5,762 $ 5,380
7708047.SQ.FTS.B, Zero Cpn, 10/22/25 .. 755 689
7708069.SQ.FTS.B, Zero Cpn, 10/22/25 .. 8,626 7,903
7708335.SQ.FTS.B, Zero Cpn, 10/22/25 .. 9,651 8,785
7708527.SQ.FTS.B, Zero Cpn, 10/22/25 .. 3,258 2,984
7708559.SQ.FTS.B, Zero Cpn, 10/22/25 .. 14,897 13,851
7708698.SQ.FTS.B, Zero Cpn, 10/22/25 .. 21,689 20,241
7708913.SQ.FTS.B, Zero Cpn, 10/22/25 .. 4,592 4,198
7708954.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,857 1,706
7708968.SQ.FTS.B, Zero Cpn, 10/22/25 .. 5,584 5,214
7708998.SQ.FTS.B, Zero Cpn, 10/22/25 .. 4,884 4,534
7709065.SQ.FTS.B, Zero Cpn, 10/22/25 .. 13,685 12,750
7709193.SQ.FTS.B, Zero Cpn, 10/22/25 .. 12,151 11,118
7709339.SQ.FTS.B, Zero Cpn, 10/22/25 .. 1,467 1,338
7709358.SQ.FTS.B, Zero Cpn, 10/22/25 .. 10,822 10,059
7709659.SQ.FTS.B, Zero Cpn, 10/22/25 .. 40,760 37,887
7709732.SQ.FTS.B, Zero Cpn, 10/23/25 .. 5,184 4,765
7709871.SQ.FTS.B, Zero Cpn, 10/23/25 .. 10,319 9,634
7710153.SQ.FTS.B, Zero Cpn, 10/23/25 .. 7,106 6,577
7710290.SQ.FTS.B, Zero Cpn, 10/23/25 .. 28,825 26,365
7710649.SQ.FTS.B, Zero Cpn, 10/23/25 .. 825 764
7710660.SQ.FTS.B, Zero Cpn, 10/23/25 .. 7,869 7,347
7710838.SQ.FTS.B, Zero Cpn, 10/23/25 .. 1,292 1,188
7710864.SQ.FTS.B, Zero Cpn, 10/23/25 .. 23,612 22,048
7712558.SQ.FTS.B, Zero Cpn, 10/23/25 .. 2,531 2,332
7712790.SQ.FTS.B, Zero Cpn, 10/23/25 .. 1,381 1,253
7712804.SQ.FTS.B, Zero Cpn, 10/23/25 .. 10,804 10,043
7713605.SQ.FTS.B, Zero Cpn, 10/24/25 .. 4,522 4,166
7716286.SQ.FTS.B, Zero Cpn, 10/24/25 .. 18,053 16,527
7721341.SQ.FTS.B, Zero Cpn, 10/25/25 .. 6,543 6,011
7721658.SQ.FTS.B, Zero Cpn, 10/25/25 .. 25,659 23,748
7722216.SQ.FTS.B, Zero Cpn, 10/25/25 .. 7,157 6,679
7722327.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,203 3,923
7722377.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,256 2,078
7722407.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,648 3,340
7722451.SQ.FTS.B, Zero Cpn, 10/25/25 .. 39,935 37,106
7722939.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,499 7,845
7723018.SQ.FTS.B, Zero Cpn, 10/25/25 .. 5,112 4,750
7723060.SQ.FTS.B, Zero Cpn, 10/25/25 .. 10,675 9,807
7723151.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,752 2,544
7723191.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,142 1,961
7723215.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,603 1,484
7723243.SQ.FTS.B, Zero Cpn, 10/25/25 .. 10,906 10,072
7723359.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,232 7,685
7723453.SQ.FTS.B, Zero Cpn, 10/25/25 .. 6,139 5,704
7723529.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,101 1,961
7723554.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,759 8,110
7723645.SQ.FTS.B, Zero Cpn, 10/25/25 .. 9,984 9,277
7723735.SQ.FTS.B, Zero Cpn, 10/25/25 .. 10,954 10,178
7723818.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,992 1,824
7723857.SQ.FTS.B, Zero Cpn, 10/25/25 .. 989 901
7723871.SQ.FTS.B, Zero Cpn, 10/25/25 .. 72,259 66,156
3210332.SQ.FTS.B, Zero Cpn, 3/18/32 ... 4,369 –
3212181.SQ.FTS.B, Zero Cpn, 3/18/32 ... 380 –
3232249.SQ.FTS.B, Zero Cpn, 3/25/32 ... 828 –
3233993.SQ.FTS.B, Zero Cpn, 3/26/32 ... 428 –
3234758.SQ.FTS.B, Zero Cpn, 3/28/32 ... 637 –
3238373.SQ.FTS.B, Zero Cpn, 3/29/32 ... 870 –
Description
Principal
Amount Value
Block, Inc. (continued)
3255010.SQ.FTS.B, Zero Cpn, 4/07/32 ... $ 1,659 $ –
3260194.SQ.FTS.B, Zero Cpn, 4/09/32 ... 204 –
3297660.SQ.FTS.B, Zero Cpn, 4/24/32 ... 556 –
3311752.SQ.FTS.B, Zero Cpn, 4/30/32 ... 252 –
3320535.SQ.FTS.B, Zero Cpn, 5/05/32 ... 13,177 –
3336181.SQ.FTS.B, Zero Cpn, 5/12/32 ... 7,935 –
3336690.SQ.FTS.B, Zero Cpn, 5/12/32 ... 486 –
3344944.SQ.FTS.B, Zero Cpn, 5/17/32 ... 877 –
3361155.SQ.FTS.B, Zero Cpn, 5/19/32 ... 1,466 –
3365511.SQ.FTS.B, Zero Cpn, 5/20/32 ... 243 –
3366564.SQ.FTS.B, Zero Cpn, 5/20/32 ... 120 –
3371556.SQ.FTS.B, Zero Cpn, 5/23/32 ... 698 –
3401486.SQ.FTS.B, Zero Cpn, 6/02/32 ... 263 –
3407926.SQ.FTS.B, Zero Cpn, 6/03/32 ... 1,511 –
3411766.SQ.FTS.B, Zero Cpn, 6/04/32 ... 5,695 1
3414237.SQ.FTS.B, Zero Cpn, 6/05/32 ... 2,276 –
3415734.SQ.FTS.B, Zero Cpn, 6/07/32 ... 4,366 –
3419699.SQ.FTS.B, Zero Cpn, 6/08/32 ... 10,480 –
3425756.SQ.FTS.B, Zero Cpn, 6/10/32 ... 821 –
3428606.SQ.FTS.B, Zero Cpn, 6/11/32 ... 2,028 –
3432767.SQ.FTS.B, Zero Cpn, 6/14/32 ... 1,841 –
3433089.SQ.FTS.B, Zero Cpn, 6/14/32 ... 396 –
3434383.SQ.FTS.B, Zero Cpn, 6/14/32 ... 11,741 –
3435958.SQ.FTS.B, Zero Cpn, 6/15/32 ... 2,155 –
3436460.SQ.FTS.B, Zero Cpn, 6/15/32 ... 585 –
3436486.SQ.FTS.B, Zero Cpn, 6/15/32 ... 376 –
3437194.SQ.FTS.B, Zero Cpn, 6/15/32 ... 1,490 –
3437850.SQ.FTS.B, Zero Cpn, 6/16/32 ... 4,084 –
3452149.SQ.FTS.B, Zero Cpn, 6/21/32 ... 969 –
3463095.SQ.FTS.B, Zero Cpn, 6/23/32 ... 11,405 –
3472489.SQ.FTS.B, Zero Cpn, 6/26/32 ... 2,604 –
3487584.SQ.FTS.B, Zero Cpn, 6/30/32 ... 2,184 –
3510070.SQ.FTS.B, Zero Cpn, 7/06/32 ... 25,800 –
3513483.SQ.FTS.B, Zero Cpn, 7/07/32 ... 4,792 –
3516078.SQ.FTS.B, Zero Cpn, 7/08/32 ... 8,033 –
3521469.SQ.FTS.B, Zero Cpn, 7/08/32 ... 3,422 –
3559884.SQ.FTS.B, Zero Cpn, 7/19/32 ... 616 –
3566831.SQ.FTS.B, Zero Cpn, 7/20/32 ... 2,799 –
3572652.SQ.FTS.B, Zero Cpn, 7/21/32 ... 758 –
3573904.SQ.FTS.B, Zero Cpn, 7/21/32 ... 2,469 –
3612013.SQ.FTS.B, Zero Cpn, 7/29/32 ... 3,513 –
3612313.SQ.FTS.B, Zero Cpn, 7/30/32 ... 3,994 –
3616837.SQ.FTS.B, Zero Cpn, 8/01/32 ... 1,256 –
3622745.SQ.FTS.B, Zero Cpn, 8/03/32 ... 5,722 –
3629212.SQ.FTS.B, Zero Cpn, 8/05/32 ... 316 –
3631012.SQ.FTS.B, Zero Cpn, 8/07/32 ... 702 –
3693768.SQ.FTS.B, Zero Cpn, 8/20/32 ... 1,735 –
3700150.SQ.FTS.B, Zero Cpn, 8/22/32 ... 3,008 –
3760407.SQ.FTS.B, Zero Cpn, 9/01/32 ... 3,543 –
3842781.SQ.FTS.B, Zero Cpn, 9/11/32 ... 10,067 1
3849054.SQ.FTS.B, Zero Cpn, 9/12/32 ... 679 –
3849313.SQ.FTS.B, Zero Cpn, 9/12/32 ... 204 –
3849333.SQ.FTS.B, Zero Cpn, 9/12/32 ... 8,085 –
3869455.SQ.FTS.B, Zero Cpn, 9/17/32 ... 7,514 –
3877914.SQ.FTS.B, Zero Cpn, 9/18/32 ... 1,608 –
3908447.SQ.FTS.B, Zero Cpn, 9/24/32 ... 608 –
3944713.SQ.FTS.B, Zero Cpn, 9/30/32 ... 16,717 –
3948363.SQ.FTS.B, Zero Cpn, 9/30/32 ... 386 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
3953673.SQ.FTS.B, Zero Cpn, 9/30/32 ... $ 673 $ –
3953788.SQ.FTS.B, Zero Cpn, 9/30/32 ... 6,116 –
3988483.SQ.FTS.B, Zero Cpn, 10/06/32 .. 6,804 –
3995187.SQ.FTS.B, Zero Cpn, 10/07/32 .. 966 –
4006108.SQ.FTS.B, Zero Cpn, 10/08/32 .. 3,609 –
4012864.SQ.FTS.B, Zero Cpn, 10/08/32 .. 418 –
4027848.SQ.FTS.B, Zero Cpn, 10/13/32 .. 13,882 –
4030312.SQ.FTS.B, Zero Cpn, 10/13/32 .. 596 –
4039216.SQ.FTS.B, Zero Cpn, 10/15/32 .. 645 –
4042564.SQ.FTS.B, Zero Cpn, 10/15/32 .. 379 –
4044447.SQ.FTS.B, Zero Cpn, 10/16/32 .. 14,344 –
4077814.SQ.FTS.B, Zero Cpn, 10/23/32 .. 2,357 –
4079086.SQ.FTS.B, Zero Cpn, 10/23/32 .. 3,779 –
4079838.SQ.FTS.B, Zero Cpn, 10/23/32 .. 6,825 –
4080547.SQ.FTS.B, Zero Cpn, 10/24/32 .. 1,952 –
4095538.SQ.FTS.B, Zero Cpn, 10/28/32 .. 3,487 –
4125734.SQ.FTS.B, Zero Cpn, 11/05/32 .. 4,285 –
4138127.SQ.FTS.B, Zero Cpn, 11/09/32 .. 2,987 –
4142060.SQ.FTS.B, Zero Cpn, 11/10/32 .. 1,222 –
4147030.SQ.FTS.B, Zero Cpn, 11/11/32 .. 346 –
4163065.SQ.FTS.B, Zero Cpn, 11/14/32 .. 1,168 –
4171680.SQ.FTS.B, Zero Cpn, 11/17/32 .. 3,222 –
4171907.SQ.FTS.B, Zero Cpn, 11/17/32 .. 4,783 –
4186988.SQ.FTS.B, Zero Cpn, 11/20/32 .. 375 –
4189414.SQ.FTS.B, Zero Cpn, 11/20/32 .. 259 –
4197129.SQ.FTS.B, Zero Cpn, 11/21/32 .. 38 –
4200379.SQ.FTS.B, Zero Cpn, 11/23/32 .. 1,060 –
4207561.SQ.FTS.B, Zero Cpn, 11/25/32 .. 1,742 –
4229796.SQ.FTS.B, Zero Cpn, 11/27/32 .. 2,213 –
4267608.SQ.FTS.B, Zero Cpn, 12/04/32 .. 4,641 –
4271659.SQ.FTS.B, Zero Cpn, 12/04/32 .. 970 –
4280865.SQ.FTS.B, Zero Cpn, 12/07/32 .. 7,930 –
4309215.SQ.FTS.B, Zero Cpn, 12/10/32 .. 2,829 –
4314394.SQ.FTS.B, Zero Cpn, 12/11/32 .. 4,763 –
4315019.SQ.FTS.B, Zero Cpn, 12/11/32 .. 1,296 –
4315085.SQ.FTS.B, Zero Cpn, 12/11/32 .. 753 –
4333949.SQ.FTS.B, Zero Cpn, 12/17/32 .. 1,348 –
4342268.SQ.FTS.B, Zero Cpn, 12/20/32 .. 3,769 –
4345972.SQ.FTS.B, Zero Cpn, 12/21/32 .. 457 –
4352084.SQ.FTS.B, Zero Cpn, 12/22/32 .. 1,688 –
4352239.SQ.FTS.B, Zero Cpn, 12/22/32 .. 620 1
4383604.SQ.FTS.B, Zero Cpn, 12/30/32 .. 2,916 –
4390373.SQ.FTS.B, Zero Cpn, 1/02/33 ... 527 –
4390406.SQ.FTS.B, Zero Cpn, 1/02/33 ... 861 –
4394687.SQ.FTS.B, Zero Cpn, 1/06/33 ... 832 –
4413064.SQ.FTS.B, Zero Cpn, 1/15/33 ... 713 –
4413957.SQ.FTS.B, Zero Cpn, 1/16/33 ... 356 –
4430691.SQ.FTS.B, Zero Cpn, 1/22/33 ... 968 –
4431496.SQ.FTS.B, Zero Cpn, 1/22/33 ... 432 –
4438299.SQ.FTS.B, Zero Cpn, 1/27/33 ... 2,530 –
4438563.SQ.FTS.B, Zero Cpn, 1/27/33 ... 14,155 –
4452962.SQ.FTS.B, Zero Cpn, 2/03/33 ... 8,915 –
4455128.SQ.FTS.B, Zero Cpn, 2/04/33 ... 2,253 –
4457642.SQ.FTS.B, Zero Cpn, 2/05/33 ... 3,469 –
4463189.SQ.FTS.B, Zero Cpn, 2/09/33 ... 2,140 –
4465207.SQ.FTS.B, Zero Cpn, 2/10/33 ... 3,432 –
4481855.SQ.FTS.B, Zero Cpn, 2/19/33 ... 1,079 –
4481874.SQ.FTS.B, Zero Cpn, 2/19/33 ... 1,551 –
Description
Principal
Amount Value
Block, Inc. (continued)
4484475.SQ.FTS.B, Zero Cpn, 2/20/33 ... $ 3,439 $ –
4484542.SQ.FTS.B, Zero Cpn, 2/20/33 ... 6,016 –
4488928.SQ.FTS.B, Zero Cpn, 2/23/33 ... 703 –
4489974.SQ.FTS.B, Zero Cpn, 2/24/33 ... 4,041 –
4499783.SQ.FTS.B, Zero Cpn, 2/28/33 ... 2,186 –
4508723.SQ.FTS.B, Zero Cpn, 3/02/33 ... 6,372 –
4510936.SQ.FTS.B, Zero Cpn, 3/03/33 ... 3,094 –
4513287.SQ.FTS.B, Zero Cpn, 3/04/33 ... 12,361 1
4514072.SQ.FTS.B, Zero Cpn, 3/05/33 ... 1,866 –
4516974.SQ.FTS.B, Zero Cpn, 3/07/33 ... 88 –
4519611.SQ.FTS.B, Zero Cpn, 3/08/33 ... 12,933 –
4532929.SQ.FTS.B, Zero Cpn, 3/14/33 ... 2,327 –
4534513.SQ.FTS.B, Zero Cpn, 3/15/33 ... 304 –
4535094.SQ.FTS.B, Zero Cpn, 3/15/33 ... 3,360 –
4540937.SQ.FTS.B, Zero Cpn, 3/17/33 ... 6,282 –
4546342.SQ.FTS.B, Zero Cpn, 3/20/33 ... 3,208 –
4548999.SQ.FTS.B, Zero Cpn, 3/21/33 ... 4,823 –
4549725.SQ.FTS.B, Zero Cpn, 3/21/33 ... 3,736 1
4549873.SQ.FTS.B, Zero Cpn, 3/21/33 ... 201 –
4549880.SQ.FTS.B, Zero Cpn, 3/21/33 ... 3,819 –
4550163.SQ.FTS.B, Zero Cpn, 3/21/33 ... 1,397 –
4550265.SQ.FTS.B, Zero Cpn, 3/21/33 ... 545 –
4555245.SQ.FTS.B, Zero Cpn, 3/23/33 ... 4,885 –
4556429.SQ.FTS.B, Zero Cpn, 3/23/33 ... 3,512 –
4556489.SQ.FTS.B, Zero Cpn, 3/23/33 ... 2,576 –
4556569.SQ.FTS.B, Zero Cpn, 3/23/33 ... 18,356 –
4557410.SQ.FTS.B, Zero Cpn, 3/23/33 ... 5,012 –
4558347.SQ.FTS.B, Zero Cpn, 3/23/33 ... 1,070 –
4561168.SQ.FTS.B, Zero Cpn, 3/24/33 ... 715 –
4561751.SQ.FTS.B, Zero Cpn, 3/25/33 ... 3,074 –
4562273.SQ.FTS.B, Zero Cpn, 3/26/33 ... 3,405 –
4563389.SQ.FTS.B, Zero Cpn, 3/27/33 ... 3,392 –
4565857.SQ.FTS.B, Zero Cpn, 3/27/33 ... 14,859 1
4579623.SQ.FTS.B, Zero Cpn, 4/01/33 ... 30,289 1
4581333.SQ.FTS.B, Zero Cpn, 4/02/33 ... 3,759 1
4581555.SQ.FTS.B, Zero Cpn, 4/02/33 ... 12,644 –
4582331.SQ.FTS.B, Zero Cpn, 4/03/33 ... 5,425 –
4585539.SQ.FTS.B, Zero Cpn, 4/04/33 ... 643 –
4586510.SQ.FTS.B, Zero Cpn, 4/04/33 ... 6,337 –
4589242.SQ.FTS.B, Zero Cpn, 4/05/33 ... 488 –
4600950.SQ.FTS.B, Zero Cpn, 4/07/33 ... 936 –
4601418.SQ.FTS.B, Zero Cpn, 4/08/33 ... 4,582 –
4601908.SQ.FTS.B, Zero Cpn, 4/08/33 ... 835 –
4603785.SQ.FTS.B, Zero Cpn, 4/08/33 ... 2,545 –
4604781.SQ.FTS.B, Zero Cpn, 4/09/33 ... 302 1
4606149.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,129 –
4606526.SQ.FTS.B, Zero Cpn, 4/11/33 ... 462 –
4607817.SQ.FTS.B, Zero Cpn, 4/12/33 ... 768 –
4609191.SQ.FTS.B, Zero Cpn, 4/12/33 ... 3,706 –
4612864.SQ.FTS.B, Zero Cpn, 4/13/33 ... 831 –
4612909.SQ.FTS.B, Zero Cpn, 4/13/33 ... 2,565 1
4618545.SQ.FTS.B, Zero Cpn, 4/14/33 ... 2,720 –
4618572.SQ.FTS.B, Zero Cpn, 4/14/33 ... 927 –
4620208.SQ.FTS.B, Zero Cpn, 4/14/33 ... 2,314 –
4622912.SQ.FTS.B, Zero Cpn, 4/15/33 ... 12,026 –
4623698.SQ.FTS.B, Zero Cpn, 4/15/33 ... 4,549 –
4625409.SQ.FTS.B, Zero Cpn, 4/18/33 ... 1,903 –
4626052.SQ.FTS.B, Zero Cpn, 4/18/33 ... 3,539 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4626904.SQ.FTS.B, Zero Cpn, 4/18/33 ... $ 4,667 $ –
4627946.SQ.FTS.B, Zero Cpn, 4/18/33 ... 189 –
4630150.SQ.FTS.B, Zero Cpn, 4/19/33 ... 1,275 –
4630473.SQ.FTS.B, Zero Cpn, 4/19/33 ... 336 –
4631665.SQ.FTS.B, Zero Cpn, 4/20/33 ... 4,254 –
4637259.SQ.FTS.B, Zero Cpn, 4/22/33 ... 146 –
4639123.SQ.FTS.B, Zero Cpn, 4/22/33 ... 1,166 –
4639291.SQ.FTS.B, Zero Cpn, 4/22/33 ... 2,606 –
4641955.SQ.FTS.B, Zero Cpn, 4/25/33 ... 13,703 –
4645672.SQ.FTS.B, Zero Cpn, 4/26/33 ... 10,185 –
4646107.SQ.FTS.B, Zero Cpn, 4/26/33 ... 2,393 –
4646691.SQ.FTS.B, Zero Cpn, 4/26/33 ... 582 –
4650952.SQ.FTS.B, Zero Cpn, 4/28/33 ... 2,708 1
4652170.SQ.FTS.B, Zero Cpn, 4/28/33 ... 3,326 –
4654724.SQ.FTS.B, Zero Cpn, 4/29/33 ... 439 –
4655105.SQ.FTS.B, Zero Cpn, 4/29/33 ... 1,842 –
4656767.SQ.FTS.B, Zero Cpn, 4/30/33 ... 2,269 –
4660577.SQ.FTS.B, Zero Cpn, 5/01/33 ... 5,607 –
4660611.SQ.FTS.B, Zero Cpn, 5/01/33 ... 1,867 –
4662056.SQ.FTS.B, Zero Cpn, 5/02/33 ... 40,082 –
4665723.SQ.FTS.B, Zero Cpn, 5/03/33 ... 813 –
4668525.SQ.FTS.B, Zero Cpn, 5/04/33 ... 412 –
4669203.SQ.FTS.B, Zero Cpn, 5/04/33 ... 309 –
4669930.SQ.FTS.B, Zero Cpn, 5/04/33 ... 1,076 –
4679063.SQ.FTS.B, Zero Cpn, 5/08/33 ... 2,470 –
4681090.SQ.FTS.B, Zero Cpn, 5/08/33 ... 1,211 –
4682306.SQ.FTS.B, Zero Cpn, 5/08/33 ... 19,587 –
4684103.SQ.FTS.B, Zero Cpn, 5/08/33 ... 761 –
4684220.SQ.FTS.B, Zero Cpn, 5/08/33 ... 332 –
4704761.SQ.FTS.B, Zero Cpn, 5/10/33 ... 1,417 –
4706260.SQ.FTS.B, Zero Cpn, 5/10/33 ... 3,411 –
4710517.SQ.FTS.B, Zero Cpn, 5/12/33 ... 3,151 1
4717011.SQ.FTS.B, Zero Cpn, 5/15/33 ... 8,731 3
4719485.SQ.FTS.B, Zero Cpn, 5/15/33 ... 1,259 1
4723323.SQ.FTS.B, Zero Cpn, 5/16/33 ... 239 –
4746441.SQ.FTS.B, Zero Cpn, 5/19/33 ... 1,214 1
4761481.SQ.FTS.B, Zero Cpn, 5/23/33 ... 4,254 8
4763575.SQ.FTS.B, Zero Cpn, 5/23/33 ... 1,338 2
4773719.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,216 3
4789346.SQ.FTS.B, Zero Cpn, 5/29/33 ... 6,004 8
4790074.SQ.FTS.B, Zero Cpn, 5/29/33 ... 1,864 2
4794467.SQ.FTS.B, Zero Cpn, 5/30/33 ... 116 –
4796271.SQ.FTS.B, Zero Cpn, 5/30/33 ... 1,575 4
4799750.SQ.FTS.B, Zero Cpn, 6/01/33 ... 3,222 9
4810478.SQ.FTS.B, Zero Cpn, 6/03/33 ... 13,210 27
4812628.SQ.FTS.B, Zero Cpn, 6/03/33 ... 7,404 10
4814186.SQ.FTS.B, Zero Cpn, 6/03/33 ... 3,604 5
4819764.SQ.FTS.B, Zero Cpn, 6/07/33 ... 1,187 3
4829812.SQ.FTS.B, Zero Cpn, 6/10/33 ... 291 1
4829826.SQ.FTS.B, Zero Cpn, 6/10/33 ... 2,529 6
4831455.SQ.FTS.B, Zero Cpn, 6/10/33 ... 1,012 2
4832246.SQ.FTS.B, Zero Cpn, 6/10/33 ... 58 –
4839177.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,366 1
4839467.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,586 7
4840100.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,543 6
4860368.SQ.FTS.B, Zero Cpn, 6/17/33 ... 989 5
4862382.SQ.FTS.B, Zero Cpn, 6/18/33 ... 5,131 8
4862453.SQ.FTS.B, Zero Cpn, 6/18/33 ... 264 2
Description
Principal
Amount Value
Block, Inc. (continued)
4862500.SQ.FTS.B, Zero Cpn, 6/18/33 ... $ 1,216 $ 6
4863679.SQ.FTS.B, Zero Cpn, 6/20/33 ... 16,205 40
4864955.SQ.FTS.B, Zero Cpn, 6/20/33 ... 7,356 42
4866679.SQ.FTS.B, Zero Cpn, 6/20/33 ... 1,660 9
4867627.SQ.FTS.B, Zero Cpn, 6/21/33 ... 2,052 6
4867691.SQ.FTS.B, Zero Cpn, 6/21/33 ... 43 –
4868123.SQ.FTS.B, Zero Cpn, 6/21/33 ... 533 2
4868930.SQ.FTS.B, Zero Cpn, 6/21/33 ... 1,648 5
4871945.SQ.FTS.B, Zero Cpn, 6/22/33 ... 5,985 16
4872471.SQ.FTS.B, Zero Cpn, 6/22/33 ... 1,391 3
4872677.SQ.FTS.B, Zero Cpn, 6/22/33 ... 3,275 22
4873083.SQ.FTS.B, Zero Cpn, 6/22/33 ... 9,479 25
4873268.SQ.FTS.B, Zero Cpn, 6/22/33 ... 6,701 44
4873945.SQ.FTS.B, Zero Cpn, 6/22/33 ... 3,094 7
4874117.SQ.FTS.B, Zero Cpn, 6/22/33 ... 4,124 26
4877302.SQ.FTS.B, Zero Cpn, 6/25/33 ... 624 3
4877319.SQ.FTS.B, Zero Cpn, 6/25/33 ... 1,558 10
4877812.SQ.FTS.B, Zero Cpn, 6/26/33 ... 2,158 11
4878164.SQ.FTS.B, Zero Cpn, 6/27/33 ... 1,651 13
4880047.SQ.FTS.B, Zero Cpn, 6/27/33 ... 132 –
4880109.SQ.FTS.B, Zero Cpn, 6/27/33 ... 10,497 69
4880571.SQ.FTS.B, Zero Cpn, 6/28/33 ... 14,651 89
4881617.SQ.FTS.B, Zero Cpn, 6/28/33 ... 1,646 4
4881988.SQ.FTS.B, Zero Cpn, 6/28/33 ... 41,908 313
4882604.SQ.FTS.B, Zero Cpn, 6/28/33 ... 4,323 16
4886936.SQ.FTS.B, Zero Cpn, 6/30/33 ... 29,822 70
4889578.SQ.FTS.B, Zero Cpn, 7/01/33 ... 6,235 31
4891549.SQ.FTS.B, Zero Cpn, 7/03/33 ... 3,445 10
4893163.SQ.FTS.B, Zero Cpn, 7/04/33 ... 12,426 40
4901122.SQ.FTS.B, Zero Cpn, 7/07/33 ... 611 3
4905832.SQ.FTS.B, Zero Cpn, 7/10/33 ... 6,058 44
4907500.SQ.FTS.B, Zero Cpn, 7/11/33 ... 4,190 22
4908035.SQ.FTS.B, Zero Cpn, 7/11/33 ... 5,837 15
4923842.SQ.FTS.B, Zero Cpn, 7/16/33 ... 1,929 11
4924187.SQ.FTS.B, Zero Cpn, 7/17/33 ... 357 4
4925184.SQ.FTS.B, Zero Cpn, 7/18/33 ... 2,723 29
4925548.SQ.FTS.B, Zero Cpn, 7/18/33 ... 16,715 199
4925972.SQ.FTS.B, Zero Cpn, 7/18/33 ... 7,444 55
4926169.SQ.FTS.B, Zero Cpn, 7/18/33 ... 261 3
4927104.SQ.FTS.B, Zero Cpn, 7/19/33 ... 7,625 79
4937358.SQ.FTS.B, Zero Cpn, 7/24/33 ... 640 3
4938983.SQ.FTS.B, Zero Cpn, 7/25/33 ... 1,318 6
4942412.SQ.FTS.B, Zero Cpn, 7/26/33 ... 13,011 80
4955556.SQ.FTS.B, Zero Cpn, 7/29/33 ... 1,340 3
4960204.SQ.FTS.B, Zero Cpn, 7/31/33 ... 361 3
4967772.SQ.FTS.B, Zero Cpn, 8/02/33 ... 6,680 102
4968011.SQ.FTS.B, Zero Cpn, 8/02/33 ... 732 7
4968065.SQ.FTS.B, Zero Cpn, 8/02/33 ... 9,113 92
4975394.SQ.FTS.B, Zero Cpn, 8/05/33 ... 1,503 10
4981564.SQ.FTS.B, Zero Cpn, 8/09/33 ... 474 4
4981810.SQ.FTS.B, Zero Cpn, 8/09/33 ... 913 9
4989575.SQ.FTS.B, Zero Cpn, 8/11/33 ... 1,283 16
4990427.SQ.FTS.B, Zero Cpn, 8/12/33 ... 646 4
4990812.SQ.FTS.B, Zero Cpn, 8/12/33 ... 3,319 23
4991412.SQ.FTS.B, Zero Cpn, 8/13/33 ... 1,244 11
4992493.SQ.FTS.B, Zero Cpn, 8/14/33 ... 1,237 13
4993580.SQ.FTS.B, Zero Cpn, 8/14/33 ... 600 7
5006802.SQ.FTS.B, Zero Cpn, 8/16/33 ... 7,127 109

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5019192.SQ.FTS.B, Zero Cpn, 8/17/33 ... $ 10,195 $ 92
5026306.SQ.FTS.B, Zero Cpn, 8/19/33 ... 5,011 77
5027172.SQ.FTS.B, Zero Cpn, 8/21/33 ... 156 1
5042184.SQ.FTS.B, Zero Cpn, 8/25/33 ... 127 2
5044278.SQ.FTS.B, Zero Cpn, 8/27/33 ... 4,435 44
5047301.SQ.FTS.B, Zero Cpn, 8/28/33 ... 4,140 48
5053049.SQ.FTS.B, Zero Cpn, 9/02/33 ... 110 2
5058089.SQ.FTS.B, Zero Cpn, 9/03/33 ... 14,656 198
5062108.SQ.FTS.B, Zero Cpn, 9/05/33 ... 2,002 9
5065553.SQ.FTS.B, Zero Cpn, 9/07/33 ... 11,144 47
5075271.SQ.FTS.B, Zero Cpn, 9/10/33 ... 1,219 10
5075710.SQ.FTS.B, Zero Cpn, 9/11/33 ... 2,580 69
5075922.SQ.FTS.B, Zero Cpn, 9/11/33 ... 309 3
5090985.SQ.FTS.B, Zero Cpn, 9/17/33 ... 383 5
5096024.SQ.FTS.B, Zero Cpn, 9/21/33 ... 9,361 123
5096286.SQ.FTS.B, Zero Cpn, 9/21/33 ... 250 4
5099070.SQ.FTS.B, Zero Cpn, 9/22/33 ... 659 9
5102362.SQ.FTS.B, Zero Cpn, 9/23/33 ... 26,662 415
5109707.SQ.FTS.B, Zero Cpn, 9/25/33 ... 478 10
5110232.SQ.FTS.B, Zero Cpn, 9/26/33 ... 4,917 101
5110450.SQ.FTS.B, Zero Cpn, 9/26/33 ... 4,298 76
5114631.SQ.FTS.B, Zero Cpn, 9/29/33 ... 2,038 41
5118658.SQ.FTS.B, Zero Cpn, 9/30/33 ... 879 19
5122398.SQ.FTS.B, Zero Cpn, 9/30/33 ... 5,431 92
5123250.SQ.FTS.B, Zero Cpn, 9/30/33 ... 2,209 43
5123870.SQ.FTS.B, Zero Cpn, 9/30/33 ... 461 13
5130538.SQ.FTS.B, Zero Cpn, 10/04/33 .. 2,193 24
5132890.SQ.FTS.B, Zero Cpn, 10/05/33 .. 30,012 791
5134488.SQ.FTS.B, Zero Cpn, 10/05/33 .. 1,144 14
5135982.SQ.FTS.B, Zero Cpn, 10/05/33 .. 11,822 133
5138301.SQ.FTS.B, Zero Cpn, 10/06/33 .. 2,419 69
5142732.SQ.FTS.B, Zero Cpn, 10/07/33 .. 172 2
5144732.SQ.FTS.B, Zero Cpn, 10/07/33 .. 2,684 49
5146188.SQ.FTS.B, Zero Cpn, 10/08/33 .. 6,782 148
5154060.SQ.FTS.B, Zero Cpn, 10/12/33 .. 494 15
5155680.SQ.FTS.B, Zero Cpn, 10/12/33 .. 521 6
5156338.SQ.FTS.B, Zero Cpn, 10/12/33 .. 2,755 79
5156676.SQ.FTS.B, Zero Cpn, 10/12/33 .. 1,284 20
5160593.SQ.FTS.B, Zero Cpn, 10/13/33 .. 14,723 263
5162594.SQ.FTS.B, Zero Cpn, 10/14/33 .. 508 6
5163731.SQ.FTS.B, Zero Cpn, 10/14/33 .. 7,221 119
5164639.SQ.FTS.B, Zero Cpn, 10/14/33 .. 334 11
5172784.SQ.FTS.B, Zero Cpn, 10/17/33 .. 6,176 150
5179416.SQ.FTS.B, Zero Cpn, 10/18/33 .. 2,654 63
5181201.SQ.FTS.B, Zero Cpn, 10/19/33 .. 6,478 189
5183474.SQ.FTS.B, Zero Cpn, 10/19/33 .. 575 19
5210392.SQ.FTS.B, Zero Cpn, 10/23/33 .. 2,424 31
5220660.SQ.FTS.B, Zero Cpn, 10/26/33 .. 1,536 27
5241436.SQ.FTS.B, Zero Cpn, 11/01/33 .. 3,606 74
5243505.SQ.FTS.B, Zero Cpn, 11/02/33 .. 20,719 602
5244949.SQ.FTS.B, Zero Cpn, 11/02/33 .. 2,287 71
5245623.SQ.FTS.B, Zero Cpn, 11/02/33 .. 4,046 94
5250706.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,023 39
5250769.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,742 14
5254554.SQ.FTS.B, Zero Cpn, 11/04/33 .. 5,092 66
5254769.SQ.FTS.B, Zero Cpn, 11/04/33 .. 1,097 43
5255302.SQ.FTS.B, Zero Cpn, 11/04/33 .. 19,141 388
5262459.SQ.FTS.B, Zero Cpn, 11/05/33 .. 220 4
Description
Principal
Amount Value
Block, Inc. (continued)
5266476.SQ.FTS.B, Zero Cpn, 11/05/33 .. $ 4,839 $ 70
5266837.SQ.FTS.B, Zero Cpn, 11/05/33 .. 3,783 124
5281103.SQ.FTS.B, Zero Cpn, 11/10/33 .. 8,490 122
5293954.SQ.FTS.B, Zero Cpn, 11/14/33 .. 344 10
5296287.SQ.FTS.B, Zero Cpn, 11/16/33 .. 207 6
5305068.SQ.FTS.B, Zero Cpn, 11/17/33 .. 77,744 1,937
5313405.SQ.FTS.B, Zero Cpn, 11/18/33 .. 546 11
5316290.SQ.FTS.B, Zero Cpn, 11/19/33 .. 884 34
5322693.SQ.FTS.B, Zero Cpn, 11/20/33 .. 874 17
5325004.SQ.FTS.B, Zero Cpn, 11/22/33 .. 1,379 52
5328895.SQ.FTS.B, Zero Cpn, 11/23/33 .. 2,371 95
5329785.SQ.FTS.B, Zero Cpn, 11/23/33 .. 1,629 33
5330101.SQ.FTS.B, Zero Cpn, 11/23/33 .. 4,351 219
5363132.SQ.FTS.B, Zero Cpn, 11/26/33 .. 7,301 250
5372948.SQ.FTS.B, Zero Cpn, 11/27/33 .. 7,104 280
5374200.SQ.FTS.B, Zero Cpn, 11/27/33 .. 7,532 354
5380422.SQ.FTS.B, Zero Cpn, 11/27/33 .. 12,758 259
5381740.SQ.FTS.B, Zero Cpn, 11/29/33 .. 733 15
5394107.SQ.FTS.B, Zero Cpn, 11/30/33 .. 101 5
5400388.SQ.FTS.B, Zero Cpn, 12/01/33 .. 2,133 116
5411337.SQ.FTS.B, Zero Cpn, 12/01/33 .. 839 39
5414116.SQ.FTS.B, Zero Cpn, 12/01/33 .. 15,698 607
5414769.SQ.FTS.B, Zero Cpn, 12/01/33 .. 2,336 26
5462926.SQ.FTS.B, Zero Cpn, 12/03/33 .. 3,148 36
5473313.SQ.FTS.B, Zero Cpn, 12/04/33 .. 665 26
5474055.SQ.FTS.B, Zero Cpn, 12/05/33 .. 1,008 49
5507161.SQ.FTS.B, Zero Cpn, 12/08/33 .. 8,476 321
5518301.SQ.FTS.B, Zero Cpn, 12/08/33 .. 22,861 1,514
5528209.SQ.FTS.B, Zero Cpn, 12/09/33 .. 9,462 467
5532399.SQ.FTS.B, Zero Cpn, 12/09/33 .. 1,906 41
5534237.SQ.FTS.B, Zero Cpn, 12/09/33 .. 6,220 263
5537587.SQ.FTS.B, Zero Cpn, 12/10/33 .. 2,687 61
5540468.SQ.FTS.B, Zero Cpn, 12/11/33 .. 1,805 67
5550397.SQ.FTS.B, Zero Cpn, 12/14/33 .. 15,348 891
5554806.SQ.FTS.B, Zero Cpn, 12/15/33 .. 1,418 48
5557572.SQ.FTS.B, Zero Cpn, 12/15/33 .. 1,381 39
5565100.SQ.FTS.B, Zero Cpn, 12/17/33 .. 1,552 128
5565348.SQ.FTS.B, Zero Cpn, 12/17/33 .. 8,568 358
5568047.SQ.FTS.B, Zero Cpn, 12/18/33 .. 25,893 1,418
5568680.SQ.FTS.B, Zero Cpn, 12/18/33 .. 302 17
5571589.SQ.FTS.B, Zero Cpn, 12/20/33 .. 1,376 76
5575033.SQ.FTS.B, Zero Cpn, 1 2/21/33 .. 1,017 58
5577616.SQ.FTS.B, Zero Cpn, 12/22/33 .. 314 19
5581276.SQ.FTS.B, Zero Cpn, 12/23/33 .. 53 4
5584916.SQ.FTS.B, Zero Cpn, 12/24/33 .. 3,248 216
5588007.SQ.FTS.B, Zero Cpn, 12/25/33 .. 16,177 420
5588372.SQ.FTS.B, Zero Cpn, 12/25/33 .. 8,728 352
5588652.SQ.FTS.B, Zero Cpn, 12/25/33 .. 641 38
5588819.SQ.FTS.B, Zero Cpn, 12/26/33 .. 1,320 42
5594146.SQ.FTS.B, Zero Cpn, 12/28/33 .. 3,596 262
5595419.SQ.FTS.B, Zero Cpn, 12/28/33 .. 1,222 49
5597324.SQ.FTS.B, Zero Cpn, 12/29/33 .. 569 37
5597616.SQ.FTS.B, Zero Cpn, 12/29/33 .. 1,268 85
5598446.SQ.FTS.B, Zero Cpn, 12/29/33 .. 607 15
5600497.SQ.FTS.B, Zero Cpn, 12/29/33 .. 130 7
5600512.SQ.FTS.B, Zero Cpn, 12/29/33 .. 8,322 199
5610840.SQ.FTS.B, Zero Cpn, 12/30/33 .. 7,754 165
5615484.SQ.FTS.B, Zero Cpn, 1/01/34 ... 9,295 505

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5618906.SQ.FTS.B, Zero Cpn, 1/03/34 ... $ 2,590 $ 123
5622466.SQ.FTS.B, Zero Cpn, 1/05/34 ... 1,396 33
5624747.SQ.FTS.B, Zero Cpn, 1/05/34 ... 1,208 65
5627076.SQ.FTS.B, Zero Cpn, 1/06/34 ... 7,284 481
5627773.SQ.FTS.B, Zero Cpn, 1/06/34 ... 1,198 83
5628952.SQ.FTS.B, Zero Cpn, 1/06/34 ... 4,403 283
5640772.SQ.FTS.B, Zero Cpn, 1/07/34 ... 553 27
5641349.SQ.FTS.B, Zero Cpn, 1/07/34 ... 1,084 29
5662108.SQ.FTS.B, Zero Cpn, 1/11/34 ... 6,816 291
5662396.SQ.FTS.B, Zero Cpn, 1/11/34 ... 879 49
5667327.SQ.FTS.B, Zero Cpn, 1/12/34 ... 22,164 1,606
5694516.SQ.FTS.B, Zero Cpn, 1/14/34 ... 13,188 951
5718687.SQ.FTS.B, Zero Cpn, 1/20/34 ... 394 24
5719839.SQ.FTS.B, Zero Cpn, 1/20/34 ... 7,877 702
5729235.SQ.FTS.B, Zero Cpn, 1/21/34 ... 3,033 113
5732468.SQ.FTS.B, Zero Cpn, 1/22/34 ... 186 7
5734498.SQ.FTS.B, Zero Cpn, 1/22/34 ... 1,621 149
5738195.SQ.FTS.B, Zero Cpn, 1/25/34 ... 854 46
5739159.SQ.FTS.B, Zero Cpn, 1/25/34 ... 13,484 503
5740833.SQ.FTS.B, Zero Cpn, 1/26/34 ... 315 12
5741356.SQ.FTS.B, Zero Cpn, 1/26/34 ... 1,619 31
5742284.SQ.FTS.B, Zero Cpn, 1/26/34 ... 5,878 547
5744108.SQ.FTS.B, Zero Cpn, 1/27/34 ... 995 105
5754537.SQ.FTS.B, Zero Cpn, 1/29/34 ... 930 73
5754674.SQ.FTS.B, Zero Cpn, 1/29/34 ... 2,696 74
5762467.SQ.FTS.B, Zero Cpn, 2/01/34 ... 2,052 80
5768898.SQ.FTS.B, Zero Cpn, 2/03/34 ... 1,889 165
5774005.SQ.FTS.B, Zero Cpn, 2/04/34 ... 1,473 66
5774288.SQ.FTS.B, Zero Cpn, 2/04/34 ... 779 33
5779421.SQ.FTS.B, Zero Cpn, 2/06/34 ... 109 10
5779587.SQ.FTS.B, Zero Cpn, 2/06/34 ... 969 33
5779612.SQ.FTS.B, Zero Cpn, 2/06/34 ... 3,348 228
5784284.SQ.FTS.B, Zero Cpn, 2/08/34 ... 5,640 459
5787095.SQ.FTS.B, Zero Cpn, 2/09/34 ... 491 45
5790156.SQ.FTS.B, Zero Cpn, 2/10/34 ... 1,282 94
5790251.SQ.FTS.B, Zero Cpn, 2/10/34 ... 2,713 93
5801823.SQ.FTS.B, Zero Cpn, 2/11/34 ... 903 83
5802372.SQ.FTS.B, Zero Cpn, 2/11/34 ... 5,979 536
5803772.SQ.FTS.B, Zero Cpn, 2/11/34 ... 752 87
5806812.SQ.FTS.B, Zero Cpn, 2/11/34 ... 369 29
5807048.SQ.FTS.B, Zero Cpn, 2/12/34 ... 412 25
5807339.SQ.FTS.B, Zero Cpn, 2/12/34 ... 7,842 909
5811792.SQ.FTS.B, Zero Cpn, 2/12/34 ... 1,781 173
5813279.SQ.FTS.B, Zero Cpn, 2/12/34 ... 2,311 139
5813539.SQ.FTS.B, Zero Cpn, 2/13/34 ... 2,195 154
5813805.SQ.FTS.B, Zero Cpn, 2/13/34 ... 190 14
5820502.SQ.FTS.B, Zero Cpn, 2/16/34 ... 2,422 88
5820697.SQ.FTS.B, Zero Cpn, 2/16/34 ... 1,220 27
5821573.SQ.FTS.B, Zero Cpn, 2/16/34 ... 1,346 54
5830235.SQ.FTS.B, Zero Cpn, 2/18/34 ... 10,562 1,037
5833277.SQ.FTS.B, Zero Cpn, 2/19/34 ... 1,687 237
5833649.SQ.FTS.B, Zero Cpn, 2/19/34 ... 7,757 797
5833923.SQ.FTS.B, Zero Cpn, 2/19/34 ... 3,357 396
5834289.SQ.FTS.B, Zero Cpn, 2/20/34 ... 609 65
5836241.SQ.FTS.B, Zero Cpn, 2/22/34 ... 4,473 222
5837597.SQ.FTS.B, Zero Cpn, 2/22/34 ... 203 22
5837692.SQ.FTS.B, Zero Cpn, 2/22/34 ... 1,399 82
5837836.SQ.FTS.B, Zero Cpn, 2/22/34 ... 4,096 301
Description
Principal
Amount Value
Block, Inc. (continued)
5838132.SQ.FTS.B, Zero Cpn, 2/22/34 ... $ 143 $ 12
5842217.SQ.FTS.B, Zero Cpn, 2/23/34 ... 755 39
5843755.SQ.FTS.B, Zero Cpn, 2/24/34 ... 5,701 702
5845026.SQ.FTS.B, Zero Cpn, 2/24/34 ... 716 54
5845038.SQ.FTS.B, Zero Cpn, 2/24/34 ... 533 48
5846114.SQ.FTS.B, Zero Cpn, 2/24/34 ... 524 89
5848218.SQ.FTS.B, Zero Cpn, 2/25/34 ... 270 43
5848518.SQ.FTS.B, Zero Cpn, 2/25/34 ... 1,179 133
5849069.SQ.FTS.B, Zero Cpn, 2/25/34 ... 1,694 193
5851164.SQ.FTS.B, Zero Cpn, 2/25/34 ... 26,208 1,673
5852732.SQ.FTS.B, Zero Cpn, 2/26/34 ... 6,024 390
5854302.SQ.FTS.B, Zero Cpn, 2/26/34 ... 3,611 312
5855717.SQ.FTS.B, Zero Cpn, 2/27/34 ... 1,319 104
5856105.SQ.FTS.B, Zero Cpn, 2/28/34 ... 129 7
5861074.SQ.FTS.B, Zero Cpn, 2/28/34 ... 2,179 215
5861387.SQ.FTS.B, Zero Cpn, 2/28/34 ... 347 18
5862719.SQ.FTS.B, Zero Cpn, 2/28/34 ... 4,110 191
5867284.SQ.FTS.B, Zero Cpn, 2/28/34 ... 4,758 326
5871974.SQ.FTS.B, Zero Cpn, 3/01/34 ... 354 29
5876337.SQ.FTS.B, Zero Cpn, 3/02/34 ... 2,139 56
5877622.SQ.FTS.B, Zero Cpn, 3/03/34 ... 1,737 140
5881097.SQ.FTS.B, Zero Cpn, 3/06/34 ... 1,672 133
5889200.SQ.FTS.B, Zero Cpn, 3/08/34 ... 402 26
5889950.SQ.FTS.B, Zero Cpn, 3/08/34 ... 2,001 203
5890652.SQ.FTS.B, Zero Cpn, 3/08/34 ... 2,944 369
5893134.SQ.FTS.B, Zero Cpn, 3/09/34 ... 6,287 794
5893733.SQ.FTS.B, Zero Cpn, 3/09/34 ... 8 1
5894262.SQ.FTS.B, Zero Cpn, 3/09/34 ... 6,335 736
5894989.SQ.FTS.B, Zero Cpn, 3/10/34 ... 1,832 237
5901096.SQ.FTS.B, Zero Cpn, 3/13/34 ... 8,515 875
5901715.SQ.FTS.B, Zero Cpn, 3/13/34 ... 491 28
5908142.SQ.FTS.B, Zero Cpn, 3/15/34 ... 5,723 887
5912773.SQ.FTS.B, Zero Cpn, 3/16/34 ... 13,179 1,577
5914110.SQ.FTS.B, Zero Cpn, 3/18/34 ... 1,460 230
5918667.SQ.FTS.B, Zero Cpn, 3/20/34 ... 1,484 320
5922874.SQ.FTS.B, Zero Cpn, 3/21/34 ... 9,877 1,209
5924210.SQ.FTS.B, Zero Cpn, 3/21/34 ... 11,933 1,715
5925246.SQ.FTS.B, Zero Cpn, 3/21/34 ... 3,145 513
5929107.SQ.FTS.B, Zero Cpn, 3/22/34 ... 4,507 445
5930081.SQ.FTS.B, Zero Cpn, 3/22/34 ... 1,383 105
5934510.SQ.FTS.B, Zero Cpn, 3/24/34 ... 877 51
5937710.SQ.FTS.B, Zero Cpn, 3/26/34 ... 9,403 906
5938544.SQ.FTS.B, Zero Cpn, 3/26/34 ... 8,920 523
5941408.SQ.FTS.B, Zero Cpn, 3/27/34 ... 4,276 531
5945430.SQ.FTS.B, Zero Cpn, 3/28/34 ... 1,621 103
5949113.SQ.FTS.B, Zero Cpn, 3/29/34 ... 3,452 588
5949246.SQ.FTS.B, Zero Cpn, 3/29/34 ... 2,143 294
5949611.SQ.FTS.B, Zero Cpn, 3/29/34 ... 1,338 199
5950325.SQ.FTS.B, Zero Cpn, 3/29/34 ... 1,266 62
5951713.SQ.FTS.B, Zero Cpn, 3/29/34 ... 1,794 172
5951743.SQ.FTS.B, Zero Cpn, 3/29/34 ... 12,231 1,484
5954057.SQ.FTS.B, Zero Cpn, 3/30/34 ... 10,357 661
5955467.SQ.FTS.B, Zero Cpn, 4/01/34 ... 4,266 578
5956156.SQ.FTS.B, Zero Cpn, 4/01/34 ... 4,565 585
5956226.SQ.FTS.B, Zero Cpn, 4/02/34 ... 5,662 1,200
5961512.SQ.FTS.B, Zero Cpn, 4/04/34 ... 329 48
5965480.SQ.FTS.B, Zero Cpn, 4/05/34 ... 2,242 147
5966004.SQ.FTS.B, Zero Cpn, 4/05/34 ... 25,979 3,870

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5966970.SQ.FTS.B, Zero Cpn, 4/05/34 ... $ 6,042 $ 746
5971088.SQ.FTS.B, Zero Cpn, 4/06/34 ... 549 136
5972193.SQ.FTS.B, Zero Cpn, 4/06/34 ... 2,834 494
5972346.SQ.FTS.B, Zero Cpn, 4/06/34 ... 594 40
5974110.SQ.FTS.B, Zero Cpn, 4/06/34 ... 760 98
5977756.SQ.FTS.B, Zero Cpn, 4/07/34 ... 10,251 1,483
5978395.SQ.FTS.B, Zero Cpn, 4/08/34 ... 5,654 351
5978518.SQ.FTS.B, Zero Cpn, 4/08/34 ... 4,070 327
5980004.SQ.FTS.B, Zero Cpn, 4/10/34 ... 14,671 1,545
5980834.SQ.FTS.B, Zero Cpn, 4/10/34 ... 2,059 138
5983711.SQ.FTS.B, Zero Cpn, 4/11/34 ... 170 12
5983727.SQ.FTS.B, Zero Cpn, 4/11/34 ... 65 10
5984682.SQ.FTS.B, Zero Cpn, 4/12/34 ... 390 41
5986413.SQ.FTS.B, Zero Cpn, 4/12/34 ... 2,347 80
5989761.SQ.FTS.B, Zero Cpn, 4/13/34 ... 125 14
5991501.SQ.FTS.B, Zero Cpn, 4/13/34 ... 1,416 141
5991559.SQ.FTS.B, Zero Cpn, 4/13/34 ... 2,551 284
5992175.SQ.FTS.B, Zero Cpn, 4/13/34 ... 648 128
5996138.SQ.FTS.B, Zero Cpn, 4/14/34 ... 2,468 363
5996458.SQ.FTS.B, Zero Cpn, 4/15/34 ... 9,743 1,897
5997621.SQ.FTS.B, Zero Cpn, 4/16/34 ... 2,321 132
6000204.SQ.FTS.B, Zero Cpn, 4/17/34 ... 175 21
6001752.SQ.FTS.B, Zero Cpn, 4/18/34 ... 3,548 601
6003010.SQ.FTS.B, Zero Cpn, 4/18/34 ... 1,626 102
6003035.SQ.FTS.B, Zero Cpn, 4/18/34 ... 40,734 8,988
6004389.SQ.FTS.B, Zero Cpn, 4/18/34 ... 230 44
6005126.SQ.FTS.B, Zero Cpn, 4/19/34 ... 3,409 735
6005761.SQ.FTS.B, Zero Cpn, 4/19/34 ... 771 123
6006837.SQ.FTS.B, Zero Cpn, 4/19/34 ... 11,360 1,459
6006972.SQ.FTS.B, Zero Cpn, 4/19/34 ... 377 46
6007073.SQ.FTS.B, Zero Cpn, 4/19/34 ... 72 12
6007679.SQ.FTS.B, Zero Cpn, 4/19/34 ... 2,522 268
6010152.SQ.FTS.B, Zero Cpn, 4/20/34 ... 2,831 216
6011305.SQ.FTS.B, Zero Cpn, 4/20/34 ... 173 31
6013787.SQ.FTS.B, Zero Cpn, 4/21/34 ... 291 32
6014176.SQ.FTS.B, Zero Cpn, 4/21/34 ... 352 33
6015922.SQ.FTS.B, Zero Cpn, 4/22/34 ... 2,381 425
6017671.SQ.FTS.B, Zero Cpn, 4/24/34 ... 1,081 208
6020766.SQ.FTS.B, Zero Cpn, 4/24/34 ... 1,785 276
6020853.SQ.FTS.B, Zero Cpn, 4/25/34 ... 423 40
6021277.SQ.FTS.B, Zero Cpn, 4/25/34 ... 4,902 682
6022726.SQ.FTS.B, Zero Cpn, 4/25/34 ... 660 216
6024779.SQ.FTS.B, Zero Cpn, 4/26/34 ... 900 147
6025558.SQ.FTS.B, Zero Cpn, 4/26/34 ... 833 130
6026398.SQ.FTS.B, Zero Cpn, 4/26/34 ... 2,245 538
6032149.SQ.FTS.B, Zero Cpn, 4/27/34 ... 1,602 154
6033308.SQ.FTS.B, Zero Cpn, 4/28/34 ... 2,943 577
6035132.SQ.FTS.B, Zero Cpn, 4/28/34 ... 352 61
6037303.SQ.FTS.B, Zero Cpn, 4/29/34 ... 1,979 348
6038307.SQ.FTS.B, Zero Cpn, 4/30/34 ... 11,023 1,387
6041701.SQ.FTS.B, Zero Cpn, 4/30/34 ... 6,983 409
6041983.SQ.FTS.B, Zero Cpn, 5/01/34 ... 40,970 7,779
6046321.SQ.FTS.B, Zero Cpn, 5/02/34 ... 4,007 504
6046375.SQ.FTS.B, Zero Cpn, 5/02/34 ... 3,159 158
6047820.SQ.FTS.B, Zero Cpn, 5/02/34 ... 974 344
6048564.SQ.FTS.B, Zero Cpn, 5/02/34 ... 844 119
6051129.SQ.FTS.B, Zero Cpn, 5/03/34 ... 1,570 395
6056014.SQ.FTS.B, Zero Cpn, 5/04/34 ... 9,034 2,867
Description
Principal
Amount Value
Block, Inc. (continued)
6057856.SQ.FTS.B, Zero Cpn, 5/04/34 ... $ 4,257 $ 736
6058394.SQ.FTS.B, Zero Cpn, 5/05/34 ... 484 102
6058411.SQ.FTS.B, Zero Cpn, 5/05/34 ... 454 168
6059813.SQ.FTS.B, Zero Cpn, 5/06/34 ... 6,787 850
6062536.SQ.FTS.B, Zero Cpn, 5/07/34 ... 3,143 565
6063093.SQ.FTS.B, Zero Cpn, 5/07/34 ... 3,406 560
6120750.SQ.FTS.B, Zero Cpn, 5/09/34 ... 299 72
6120756.SQ.FTS.B, Zero Cpn, 5/09/34 ... 192 44
6120938.SQ.FTS.B, Zero Cpn, 5/09/34 ... 19,456 1,748
6122715.SQ.FTS.B, Zero Cpn, 5/10/34 ... 45,745 16,248
6123680.SQ.FTS.B, Zero Cpn, 5/10/34 ... 23,836 4,514
6125197.SQ.FTS.B, Zero Cpn, 5/11/34 ... 130 55
6126608.SQ.FTS.B, Zero Cpn, 5/12/34 ... 4,440 805
6127192.SQ.FTS.B, Zero Cpn, 5/13/34 ... 2,501 541
6127273.SQ.FTS.B, Zero Cpn, 5/13/34 ... 995 139
6127374.SQ.FTS.B, Zero Cpn, 5/13/34 ... 2,574 229
6133707.SQ.FTS.B, Zero Cpn, 5/15/34 ... 11,499 1,639
6134623.SQ.FTS.B, Zero Cpn, 5/15/34 ... 17,381 5,245
6135022.SQ.FTS.B, Zero Cpn, 5/16/34 ... 3,251 900
6135248.SQ.FTS.B, Zero Cpn, 5/16/34 ... 8,060 1,827
6135702.SQ.FTS.B, Zero Cpn, 5/16/34 ... 728 199
6136481.SQ.FTS.B, Zero Cpn, 5/16/34 ... 4,428 627
6137703.SQ.FTS.B, Zero Cpn, 5/16/34 ... 654 71
6139899.SQ.FTS.B, Zero Cpn, 5/17/34 ... 5,390 1,210
6141598.SQ.FTS.B, Zero Cpn, 5/17/34 ... 3,417 947
6141840.SQ.FTS.B, Zero Cpn, 5/17/34 ... 3,171 716
6144839.SQ.FTS.B, Zero Cpn, 5/18/34 ... 4,754 1,584
6145716.SQ.FTS.B, Zero Cpn, 5/18/34 ... 6,116 1,390
6145876.SQ.FTS.B, Zero Cpn, 5/18/34 ... 2,747 245
6147217.SQ.FTS.B, Zero Cpn, 5/19/34 ... 462 117
6147426.SQ.FTS.B, Zero Cpn, 5/19/34 ... 414 174
6147492.SQ.FTS.B, Zero Cpn, 5/19/34 ... 324 59
6149785.SQ.FTS.B, Zero Cpn, 5/21/34 ... 1,256 321
6150201.SQ.FTS.B, Zero Cpn, 5/21/34 ... 453 65
6151254.SQ.FTS.B, Zero Cpn, 5/21/34 ... 33,491 6,032
6153219.SQ.FTS.B, Zero Cpn, 5/22/34 ... 2,899 334
6153275.SQ.FTS.B, Zero Cpn, 5/22/34 ... 2,353 715
6154042.SQ.FTS.B, Zero Cpn, 5/22/34 ... 566 288
6155930.SQ.FTS.B, Zero Cpn, 5/22/34 ... 9,003 920
6157661.SQ.FTS.B, Zero Cpn, 5/23/34 ... 955 112
6157670.SQ.FTS.B, Zero Cpn, 5/23/34 ... 930 201
6158976.SQ.FTS.B, Zero Cpn, 5/23/34 ... 478 68
6161004.SQ.FTS.B, Zero Cpn, 5/24/34 ... 1,742 632
6161916.SQ.FTS.B, Zero Cpn, 5/25/34 ... 3,028 378
6163115.SQ.FTS.B, Zero Cpn, 5/25/34 ... 9,867 2,331
6163558.SQ.FTS.B, Zero Cpn, 5/25/34 ... 738 133
6165145.SQ.FTS.B, Zero Cpn, 5/26/34 ... 528 214
6165678.SQ.FTS.B, Zero Cpn, 5/27/34 ... 4,327 495
6169587.SQ.FTS.B, Zero Cpn, 5/28/34 ... 3,516 1,016
6171294.SQ.FTS.B, Zero Cpn, 5/29/34 ... 838 181
6173147.SQ.FTS.B, Zero Cpn, 5/29/34 ... 3,077 493
24,720,473
Freedom Financial Asset Management LLC
APP-14939093.FP.FTS.B, 5.99%, 6/01/24 . 652 653
APP-14129567.FP.FTS.B, 5.99%, 6/10/24 . 1,376 537
APP-14038696.FP.FTS.B, 16.49%, 6/10/24 774 774
APP-14317523.FP.FTS.B, 17.49%, 6/12/24 392 392

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14190363.FP.FTS.B, 5.99%, 6/16/24 . $ 462 $ 463
APP-14178961.FP.FTS.B, 5.99%, 6/17/24 . 563 564
APP-14304559.FP.FTS.B, 5.99%, 6/20/24 . 384 384
APP-14343981.FP.FTS.B, 5.99%, 6/20/24 . 513 514
APP-15398343.FP.FTS.B, 5.99%, 6/20/24 . 1,008 1,011
APP-14867047.FP.FTS.B, 5.99%, 7/08/24 . 987 989
APP-14918054.FP.FTS.B, 14.99%, 7/08/24 1,787 1,790
APP-15601576.FP.FTS.B, 16.49%, 7/08/24 1,113 1,116
APP-14886138.FP.FTS.B, 5.99%, 7/16/24 . 897 899
APP-15110089.FP.FTS.B, 5.99%, 7/30/24 . 1,195 1,201
APP-14057537.FP.FTS.B, 5.99%, 7/31/24 . 1,566 1,573
APP-15573525.FP.FTS.B, 23.99%, 8/01/24 2,583 2,587
APP-15556796.FP.FTS.B, 5.99%, 8/05/24 . 1,191 1,193
APP-17023826.FP.FTS.B, 5.99%, 8/06/24 . 1,782 1,788
APP-15754991.FP.FTS.B, 5.99%, 8/13/24 . 1,119 1,122
APP-16050735.FP.FTS.B, 5.99%, 8/14/24 . 1,318 1,322
APP-15870402.FP.FTS.B, 5.99%, 8/28/24 . 1,612 1,620
APP-17083152.FP.FTS.B, 5.99%, 9/06/24 . 969 971
APP-17218556.FP.FTS.B, 5.99%, 9/09/24 . 2,102 2,109
APP-17481705.FP.FTS.B, 15.99%, 9/13/24 1,576 1,580
APP-17230704.FP.FTS.B, 5.99%, 9/23/24 . 1,777 1,786
APP-10830803.FP.FTS.B, 23.49%, 11/30/24 3,256 3,284
APP-11673054.FP.FTS.B, 18.99%, 12/16/24 3,988 1,637
APP-11740833.FP.FTS.B, 23.99%, 12/22/24 5,110 5,212
APP-11729669.FP.FTS.B, 10.74%, 1/08/25 688 688
APP-12331634.FP.FTS.B, 7.74%, 2/04/25 . 4,959 4,988
APP-11751656.FP.FTS.B, 9.74%, 2/05/25 . 4,396 4,415
APP-11912407.FP.FTS.B, 15.99%, 2/15/25 6,512 6,577
APP-12050640.FP.FTS.B, 12.24%, 3/15/25 9,210 9,278
APP-12033288.FP.FTS.B, 14.49%, 3/15/25 6,535 6,596
APP-11872506.FP.FTS.B, 19.49%, 3/15/25 6,243 6,318
APP-12270565.FP.FTS.B, 16.49%, 3/17/25 10,058 10,193
APP-12351684.FP.FTS.B, 7.49%, 3/18/25 . 5,051 5,083
APP-12270708.FP.FTS.B, 9.49%, 3/20/25 . 7,572 7,632
APP-12420138.FP.FTS.B, 17.99%, 3/20/25 3,418 3,457
APP-12287521.FP.FTS.B, 16.49%, 3/22/25 4,728 4,784
APP-13752242.FP.FTS.B, 10.09%, 4/01/25 2,937 2,943
APP-13951296.FP.FTS.B, 17.24%, 4/26/25 12,509 1,529
APP-14058368.FP.FTS.B, 12.49%, 5/01/25 9,444 9,500
APP-14113024.FP.FTS.B, 11.59%, 5/03/25 4,454 4,483
APP-14094552.FP.FTS.B, 17.74%, 5/03/25 13,678 13,700
APP-14304933.FP.FTS.B, 14.99%, 5/12/25 4,963 4,997
APP-13745262.FP.FTS.B, 12.84%, 5/16/25 18,465 18,618
APP-13550190.FP.FTS.B, 24.99%, 5/16/25 6,611 6,698
APP-13512883.FP.FTS.B, 9.84%, 5/20/25 . 14,850 14,982
APP-13060190.FP.FTS.B, 10.24%, 5/20/25 10,712 10,810
APP-14613251.FP.FTS.B, 10.49%, 5/25/25 229 229
APP-13957398.FP.FTS.B, 14.49%, 6/01/25 8,735 8,783
APP-13914811.FP.FTS.B, 15.09%, 6/03/25 3,819 3,842
APP-13821733.FP.FTS.B, 22.99%, 6/03/25 6,785 4,433
APP-13609952.FP.FTS.B, 10.09%, 6/04/25 16,761 16,876
APP-13818738.FP.FTS.B, 10.84%, 6/04/25 17,993 18,125
APP-14179362.FP.FTS.B, 17.49%, 6/05/25 3,846 3,867
APP-15039073.FP.FTS.B, 23.49%, 6/05/25 4,742 4,735
APP-13901500.FP.FTS.B, 19.49%, 6/07/25 6,494 6,521
APP-13913960.FP.FTS.B, 25.49%, 6/07/25 4,234 4,247
APP-13968504.FP.FTS.B, 19.49%, 6/08/25 6,590 6,621
APP-14166988.FP.FTS.B, 17.49%, 6/09/25 4,250 4,280
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14165903.FP.FTS.B, 19.24%, 6/12/25 $ 21,647 $ 21,794
APP-14058139.FP.FTS.B, 11.84%, 6/15/25 5,364 5,406
APP-14058182.FP.FTS.B, 18.49%, 6/15/25 3,307 3,336
APP-14319615.FP.FTS.B, 18.49%, 6/16/25 9,437 9,518
APP-13822936.FP.FTS.B, 9.34%, 6/17/25 . 12,010 12,112
APP-14057042.FP.FTS.B, 7.84%, 6/18/25 . 3,243 3,250
APP-14176007.FP.FTS.B, 7.84%, 6/18/25 . 9,798 9,882
APP-14182518.FP.FTS.B, 7.84%, 6/18/25 . 8,578 8,651
APP-14189826.FP.FTS.B, 9.34%, 6/18/25 . 11,930 12,034
APP-14058031.FP.FTS.B, 16.49%, 6/18/25 4,224 4,271
APP-14147815.FP.FTS.B, 19.99%, 6/18/25 4,989 5,007
APP-14145063.FP.FTS.B, 20.49%, 6/18/25 3,212 3,252
APP-14118175.FP.FTS.B, 10.09%, 6/19/25 7,220 7,285
APP-14058272.FP.FTS.B, 12.59%, 6/19/25 11,369 11,475
APP-14181617.FP.FTS.B, 18.49%, 6/19/25 6,921 6,994
APP-14057653.FP.FTS.B, 10.09%, 6/20/25 7,207 7,273
APP-14215775.FP.FTS.B, 16.49%, 6/20/25 6,131 6,172
APP-14349793.FP.FTS.B, 16.24%, 6/26/25 12,574 12,753
APP-14107541.FP.FTS.B, 10.09%, 6/28/25 3,063 3,075
APP-14318446.FP.FTS.B, 23.49%, 6/28/25 5,094 5,105
APP-15705647.FP.FTS.B, 18.74%, 6/30/25 7,340 7,433
APP-15754423.FP.FTS.B, 25.49%, 7/04/25 5,770 5,812
APP-14867025.FP.FTS.B, 8.24%, 7/06/25 . 9,788 9,858
APP-15716641.FP.FTS.B, 25.49%, 7/06/25 6,467 549
APP-14907939.FP.FTS.B, 17.49%, 7/07/25 10,065 10,074
APP-15017105.FP.FTS.B, 22.49%, 7/11/25 3,204 3,196
APP-15033224.FP.FTS.B, 25.49%, 7/12/25 4,321 4,352
APP-15043725.FP.FTS.B, 12.74%, 7/15/25 6,134 6,180
APP-14866721.FP.FTS.B, 17.49%, 7/15/25 1,402 1,398
APP-14887227.FP.FTS.B, 17.49%, 7/15/25 5,487 5,528
APP-14890683.FP.FTS.B, 17.49%, 7/15/25 4,012 4,048
APP-14134773.FP.FTS.B, 21.99%, 7/15/25 4,904 4,944
APP-14748673.FP.FTS.B, 10.74%, 7/17/25 6,469 6,525
APP-14866669.FP.FTS.B, 17.49%, 7/17/25 6,358 6,408
APP-16047052.FP.FTS.B, 20.74%, 7/17/25 19,748 19,859
APP-14854614.FP.FTS.B, 14.99%, 7/21/25 7,615 7,692
APP-14909153.FP.FTS.B, 16.74%, 7/21/25 14,652 14,798
APP-14920948.FP.FTS.B, 10.49%, 7/22/25 6,768 6,813
APP-14987575.FP.FTS.B, 19.99%, 7/22/25 9,397 1,041
APP-15015830.FP.FTS.B, 25.49%, 7/22/25 4,907 4,955
APP-15036503.FP.FTS.B, 25.49%, 7/22/25 6,967 7,036
APP-15038725.FP.FTS.B, 23.49%, 7/24/25 5,209 5,259
APP-17010427.FP.FTS.B, 8.74%, 7/25/25 . 7,026 7,090
APP-11741918.FP.FTS.B, 16.49%, 7/25/25 2,850 2,864
APP-14192654.FP.FTS.B, 19.49%, 7/25/25 3,210 3,216
APP-14867189.FP.FTS.B, 17.49%, 7/26/25 7,161 7,242
APP-15050243.FP.FTS.B, 18.99%, 7/26/25 4,680 4,734
APP-17491589.FP.FTS.B, 11.49%, 8/03/25 11,877 11,930
APP-15593139.FP.FTS.B, 25.49%, 8/04/25 7,706 7,675
APP-16899367.FP.FTS.B, 25.49%, 8/04/25 4,765 4,811
APP-15739609.FP.FTS.B, 8.74%, 8/07/25 . 13,242 13,335
APP-17496469.FP.FTS.B, 14.99%, 8/10/25 7,718 7,770
APP-15025145.FP.FTS.B, 25.49%, 8/12/25 5,207 5,254
APP-15537240.FP.FTS.B, 25.49%, 8/12/25 6,578 6,594
APP-15235015.FP.FTS.B, 8.74%, 8/15/25 . 5,981 6,003
APP-13337231.FP.FTS.B, 8.99%, 8/15/25 . 7,772 7,838
APP-16002031.FP.FTS.B, 11.49%, 8/19/25 10,329 10,421
APP-10173660.FP.FTS.B, 14.49%, 8/19/25 19,834 20,133

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15744848.FP.FTS.B, 25.49%, 8/20/25 $ 6,791 $ 6,845
APP-15705051.FP.FTS.B, 11.74%, 8/21/25 20,456 20,648
APP-14371156.FP.FTS.B, 20.49%, 8/22/25 4,038 4,073
APP-15524582.FP.FTS.B, 10.49%, 8/25/25 6,887 6,956
APP-16072062.FP.FTS.B, 25.49%, 8/26/25 3,505 545
APP-16069326.FP.FTS.B, 25.49%, 8/27/25 1,206 1,203
APP-16077556.FP.FTS.B, 14.99%, 8/28/25 19,538 19,765
APP-15532550.FP.FTS.B, 5.99%, 8/30/25 . 1,561 1,569
APP-15032228. FP.FTS.B, 23.49%, 9/12/25 5,687 5,665
APP-16638019.FP.FTS.B, 15.24%, 9/13/25 6,972 7,023
APP-16609197.FP.FTS.B, 12.99%, 9/15/25 6,925 6,969
APP-17493794.FP.FTS.B, 19.99%, 9/15/25 5,493 5,505
APP-16928712.FP.FTS.B, 17.99%, 9/17/25 8,290 8,369
APP-16931630.FP.FTS.B, 17.99%, 9/17/25 10,709 10,781
APP-17510658.FP.FTS.B, 16.24%, 9/18/25 7,342 7,390
APP-17058236.FP.FTS.B, 9.74%, 9/19/25 . 7,745 7,817
APP-16725749.FP.FTS.B, 13.99%, 9/20/25 10,143 10,236
APP-13608599.FP.FTS.B, 11.49%, 9/23/25 16,250 16,419
APP-15010755.FP.FTS.B, 25.49%, 9/23/25 12,944 12,978
APP-16554677.FP.FTS.B, 13.24%, 9/25/25 19,923 20,118
APP-16062858.FP.FTS.B, 23.99%, 10/14/25 1,725 1,738
APP-10846360.FP.FTS.B, 11.49%, 11/30/25 14,399 14,639
APP-11672772.FP.FTS.B, 13.99%, 12/01/25 14,202 14,395
APP-16065337.FP.FTS.B, 23.49%, 12/14/25 3,068 3,045
APP-11733135.FP.FTS.B, 20.99%, 12/22/25 5,190 5,383
APP-08649280.FP.FTS.B, 9.99%, 12/23/25 10,006 10,152
APP-11461331.FP.FTS.B, 8.99%, 12/25/25 14,227 14,424
APP-14959860.FP.FTS.B, 19.74%, 1/03/26 11,622 11,540
APP-10224409.FP.FTS.B, 10.24%, 1/04/26 6,649 6,733
APP-15129611.FP.FTS.B, 10.49%, 1/16/26 2,714 2,724
APP-11461158.FP.FTS.B, 7.99%, 1/26/26 . 19,761 20,061
APP-11727451.FP.FTS.B, 19.49%, 2/01/26 4,319 4,434
APP-11740312.FP.FTS.B, 20.49%, 2/03/26 10,527 10,930
APP-12270370.FP.FTS.B, 8.99%, 2/04/26 . 25,084 25,415
APP-11750555.FP.FTS.B, 19.49%, 2/06/26 6,138 6,386
APP-11872702.FP.FTS.B, 7.99%, 2/20/26 . 11,084 11,248
APP-12409087.FP.FTS.B, 7.99%, 3/08/26 . 12,448 12,622
APP-12287223.FP.FTS.B, 19.99%, 3/08/26 9,402 9,760
APP-12410099.FP.FTS.B, 10.24%, 3/15/26 8,442 8,566
APP-12417109.FP.FTS.B, 15.49%, 3/21/26 5,278 5,379
APP-13754165.FP.FTS.B, 8.34%, 5/16/26 . 18,838 19,103
APP-12270410.FP.FTS.B, 8.34%, 5/20/26 . 14,683 14,923
APP-13700095.FP.FTS.B, 21.74%, 5/20/26 5,723 5,750
APP-12032996.FP.FTS.B, 12.34%, 5/22/26 6,803 6,920
APP-13485505.FP.FTS.B, 15.74%, 5/22/26 18,099 18,587
APP-11934555.FP.FTS.B, 19.49%, 5/22/26 9,519 9,887
APP-14153218.FP.FTS.B, 17.99%, 6/01/26 17,644 17,981
APP-13826786.FP.FTS.B, 16.49%, 6/03/26 3,173 3,185
APP-13823472.FP.FTS.B, 17.24%, 6/03/26 23,342 23,882
APP-14175261.FP.FTS.B, 20.49%, 6/05/26 19,505 20,178
APP-14058279.FP.FTS.B, 21.74%, 6/10/26 12,818 13,248
APP-14297747.FP.FTS.B, 22.99%, 6/12/26 6,523 3,897
APP-14338698.FP.FTS.B, 14.74%, 6/13/26 28,064 15,316
APP-14057255.FP.FTS.B, 12.34%, 6/15/26 8,124 8,257
APP-14174847.FP.FTS.B, 16.49%, 6/15/26 6,082 6,100
APP-14057971.FP.FTS.B, 17.99%, 6/15/26 9,197 9,449
APP-14185776.FP.FTS.B, 18.49%, 6/16/26 7,983 8,198
APP-14181485.FP.FTS.B, 11.34%, 6/17/26 29,074 29,536
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14057334.FP.FTS.B, 17.49%, 6/18/26 $ 14,097 $ 14,487
APP-14192027.FP.FTS.B, 9.84%, 6/19/26 . 17,483 17,769
APP-07740556.FP.FTS.B, 12.59%, 6/19/26 14,639 14,896
APP-13767318.FP.FTS.B, 13.34%, 6/19/26 25,120 25,562
APP-13963648.FP.FTS.B, 17.24%, 6/19/26 19,873 20,431
APP-13768424.FP.FTS.B, 17.49%, 6/19/26 15,665 16,111
APP-14214629.FP.FTS.B, 10.34%, 6/20/26 16,833 17,097
APP-14193365.FP.FTS.B, 21.49%, 6/20/26 11,487 11,927
APP-15602395.FP.FTS.B, 17.24%, 6/24/26 13,856 14,231
APP-14329001.FP.FTS.B, 23.49%, 6/24/26 4,854 5,039
APP-14280430.FP.FTS.B, 20.49%, 6/25/26 11,672 12,054
APP-15479960.FP.FTS.B, 24.74%, 6/29/26 6,859 7,115
APP-15673409.FP.FTS.B, 17.24%, 7/01/26 5,502 1,597
APP-14548332.FP.FTS.B, 16.49%, 7/05/26 16,138 16,507
APP-15676938.FP.FTS.B, 14.49%, 7/06/26 6,321 6,403
APP-14801281.FP.FTS.B, 14.99%, 7/08/26 9,675 9,834
APP-14689091.FP.FTS.B, 17.49%, 7/09/26 2,073 2,070
APP-14522661.FP.FTS.B, 15.99%, 7/10/26 16,611 16,871
APP-16070360.FP.FTS.B, 20.74%, 7/10/26 27,793 28,412
APP-15869429.FP.FTS.B, 21.99%, 7/10/26 5,973 6,141
APP-15045798.FP.FTS.B, 17.74%, 7/12/26 29,367 2,984
APP-15054747.FP.FTS.B, 21.49%, 7/12/26 16,962 17,520
APP-16085008.FP.FTS.B, 18.49%, 7/14/26 12,373 12,619
APP-14058114.FP.FTS.B, 16.99%, 7/15/26 12,089 12,298
APP-14920803.FP.FTS.B, 16.99%, 7/15/26 9,816 9,991
APP-14921360.FP.FTS.B, 16.99%, 7/15/26 9,068 9,231
APP-14865932.FP.FTS.B, 17.49%, 7/15/26 17,041 17,494
APP-14882473.FP.FTS.B, 12.99%, 7/17/26 25,060 25,441
APP-14688569.FP.FTS.B, 17.74%, 7/17/26 22,698 23,270
APP-14176550.FP.FTS.B, 10.34%, 7/18/26 19,305 19,616
APP-14816252.FP.FTS.B, 10.74%, 7/18/26 12,617 12,816
APP-14688717.FP.FTS.B, 10.99%, 7/18/26 7,627 7,747
APP-14870900.FP.FTS.B, 17.49%, 7/19/26 12,518 12,762
APP-14905708.FP.FTS.B, 16.99%, 7/20/26 7,905 8,061
APP-14820629.FP.FTS.B, 17.24%, 7/20/26 25,349 26,167
APP-14902088.FP.FTS.B, 11.24%, 7/22/26 9,460 9,616
APP-14865904.FP.FTS.B, 15.74%, 7/23/26 24,704 25,202
APP-14980679.FP.FTS.B, 17.99%, 7/23/26 3,377 3,392
APP-14964964.FP.FTS.B, 18.99%, 7/23/26 16,566 17,169
APP-13767438.FP.FTS.B, 10.74%, 7/25/26 20,975 21,318
APP-15048537.FP.FTS.B, 20.99%, 7/25/26 16,321 16,911
APP-17112981.FP.FTS.B, 10.74%, 8/03/26 11,653 2,126
APP-16811535.FP.FTS.B, 21.74%, 8/03/26 27,345 27,976
APP-17117415.FP.FTS.B, 11.24%, 8/06/26 18,660 18,908
APP-17510305.FP.FTS.B, 18.49%, 8/07/26 16,357 16,561
APP-15589148.FP.FTS.B, 14.49%, 8/08/26 6,697 6,796
APP-10219598.FP.FTS.B, 15.49%, 8/11/26 9,268 5,310
APP-15594842.FP.FTS.B, 17.24%, 8/12/26 13,047 13,344
APP-16036383.FP.FTS.B, 20.24%, 8/13/26 7,901 8,065
APP-15327014.FP.FTS.B, 9.24%, 8/14/26 . 20,869 21,209
APP-15585646.FP.FTS.B, 9.49%, 8/14/26 . 8,441 8,572
APP-15594751.FP.FTS.B, 10.74%, 8/14/26 19,574 19,882
APP-15585110.FP.FTS.B, 11.49%, 8/14/26 11,156 11,328
APP-15449600.FP.FTS.B, 20.74%, 8/15/26 16,497 16,915
APP-15763520.FP.FTS.B, 20.74%, 8/15/26 14,708 14,998
APP-15529270.FP.FTS.B, 24.74%, 8/15/26 559 555
APP-16072518.FP.FTS.B, 12.49%, 8/16/26 31,201 31,652
APP-11443413.FP.FTS.B, 10.59%, 8/17/26 22,987 23,341

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10235724.FP.FTS.B, 15.49%, 8/20/26 $ 10,444 $ 10,503
APP-15493477.FP.FTS.B, 16.74%, 8/20/26 12,333 12,574
APP-15602180.FP.FTS.B, 18.74%, 8/20/26 10,139 10,344
APP-15747887.FP.FTS.B, 18.74%, 8/20/26 3,013 3,023
APP-15743821.FP.FTS.B, 26.49%, 8/20/26 7,718 7,990
APP-15757972.FP.FTS.B, 18.24%, 8/21/26 10,236 10,443
APP-15750146.FP.FTS.B, 19.24%, 8/21/26 7,977 8,176
APP-15467456.FP.FTS.B, 26.49%, 8/21/26 7,425 7,682
APP-12414817.FP.FTS.B, 15.24%, 8/26/26 12,503 12,716
APP-12674952.FP.FTS.B, 15.24%, 8/26/26 10,477 10,598
APP-16078255.FP.FTS.B, 19.24%, 8/26/26 17,594 18,048
APP-15951898.FP.FTS.B, 16.49%, 8/28/26 19,989 20,312
APP-15872992.FP.FTS.B, 19.24%, 8/28/26 12,391 12,767
APP-16947974.FP.FTS.B, 13.24%, 9/06/26 11,609 11,828
APP-17143594.FP.FTS.B, 9.99%, 9/07/26 . 9,955 10,095
APP-17156366.FP.FTS.B, 11.24%, 9/07/26 14,184 14,346
APP-16728029.FP.FTS.B, 26.49%, 9/09/26 5,683 5,818
APP-17115080.FP.FTS.B, 15.24%, 9/13/26 7,352 7,448
APP-16050065.FP.FTS.B, 23.99%, 9/14/26 5,745 5,889
APP-15872822.FP.FTS.B, 19.24%, 9/15/26 9,177 2,862
APP-16681815.FP.FTS.B, 8.24%, 9/16/26 . 16,445 16,686
APP-16640720.FP.FTS.B, 9.99%, 9/18/26 . 31,719 32,201
APP-16637870.FP.FTS.B, 12.49%, 9/18/26 10,383 10,555
APP-17100593.FP.FTS.B, 9.49%, 9/20/26 . 12,592 12,787
APP-17124398.FP.FTS.B, 9.74%, 9/20/26 . 31,671 32,182
APP-17439783.FP.FTS.B, 10.74%, 9/25/26 3,825 3,886
APP-17331723.FP.FTS.B, 16.99%, 9/25/26 16,181 16,455
APP-14329008.FP.FTS.B, 19.49%, 10/17/26 18,515 18,819
APP-11 742538.FP.FTS.B, 16.49%, 12/15/26 16,326 16,646
APP-11603796.FP.FTS.B, 20.99%, 12/15/26 9,841 10,328
APP-11741994.FP.FTS.B, 18.99%, 12/16/26 10,910 11,277
APP-11695022.FP.FTS.B, 16.49%, 12/17/26 14,879 15,183
APP-11737893.FP.FTS.B, 25.49%, 12/18/26 7,337 7,662
APP-11743333.FP.FTS.B, 16.49%, 12/19/26 9,491 9,693
APP-11694428.FP.FTS.B, 14.49%, 12/22/26 5,943 6,049
APP-11742165.FP.FTS.B, 18.49%, 12/22/26 8,277 1,692
APP-11739845.FP.FTS.B, 19.99%, 12/22/26 8,761 9,162
APP-11751120.FP.FTS.B, 8.99%, 12/23/26 23,403 23,826
APP-11694004.FP.FTS.B, 11.74%, 12/23/26 29,943 30,480
APP-11708423.FP.FTS.B, 20.99%, 12/23/26 23,714 24,617
APP-11743539.FP.FTS.B, 21.74%, 12/23/26 16,371 17,150
APP-11752109.FP.FTS.B, 22.49%, 12/23/26 7,793 1,698
APP-10229823.FP.FTS.B, 25.49%, 12/26/26 6,764 7,080
APP-11890774.FP.FTS.B, 8.99%, 1/06/27 . 24,137 24,516
APP-11920032.FP.FTS.B, 19.99%, 1/07/27 16,665 17,250
APP-11939491.FP.FTS.B, 15.49%, 1/08/27 9,942 10,217
APP-11795112.FP.FTS.B, 19.99%, 1/08/27 4,157 4,162
APP-11929275.FP.FTS.B, 19.99%, 1/08/27 6,661 6,855
APP-12270584.FP.FTS.B, 10.49%, 1/25/27 2,069 1,782
APP-11749683.FP.FTS.B, 16.74%, 1/25/27 17,094 17,601
APP-11704729.FP.FTS.B, 16.99%, 1/25/27 12,775 13,062
APP-11752310.FP.FTS.B, 25.49%, 1/28/27 684 294
APP-12268807.FP.FTS.B, 10.99%, 2/01/27 16,832 17,076
APP-11022562.FP.FTS.B, 11.74%, 2/01/27 5,274 5,331
APP-12396734.FP.FTS.B, 11.74%, 2/03/27 31,744 32,215
APP-11732843.FP.FTS.B, 14.74%, 2/03/27 29,304 29,826
APP-11712261.FP.FTS.B, 18.49%, 2/03/27 10,147 10,425
APP-11745377.FP.FTS.B, 21.49%, 2/04/27 10,850 11,227
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12293217.FP.FTS.B, 17.49%, 2/05/27 $ 16,687 $ 17,106
APP-11742593.FP.FTS.B, 17.99%, 2/05/27 6,679 6,873
APP-11703116.FP.FTS.B, 19.49%, 2/05/27 8,108 8,361
APP-11799159.FP.FTS.B, 11.49%, 2/15/27 10,119 10,304
APP-11922307.FP.FTS.B, 20.49%, 2/15/27 7,850 8,168
APP-11919163.FP.FTS.B, 10.99%, 2/17/27 17,170 17,469
APP-11904406.FP.FTS.B, 11.24%, 2/19/27 11,871 12,084
APP-11942494.FP.FTS.B, 18.99%, 2/19/27 12,681 13,093
APP-11940530.FP.FTS.B, 13.49%, 2/20/27 11,805 12,039
APP-11944817.FP.FTS.B, 20.49%, 2/20/27 2,727 2,727
APP-11810142.FP.FTS.B, 10.99%, 2/21/27 17,535 1,937
APP-11928189.FP.FTS.B, 18.49%, 2/21/27 1,655 1,652
APP-11939575.FP.FTS.B, 22.49%, 2/21/27 5,664 5,856
APP-11927887.FP.FTS.B, 9.24%, 2/22/27 . 7,684 7,828
APP-11861145.FP.FTS.B, 13.24%, 2/22/27 13,164 13,402
APP-11941579.FP.FTS.B, 16.49%, 2/22/27 12,991 13,239
APP-11612708.FP.FTS.B, 22.99%, 3/04/27 11,612 12,001
APP-12361627.FP.FTS.B, 8.99%, 3/07/27 . 15,503 15,752
APP-12232977.FP.FTS.B, 14.74%, 3/07/27 36,446 3,531
APP-12389833.FP.FTS.B, 16.49%, 3/07/27 7,960 8,185
APP-12410874.FP.FTS.B, 10.99%, 3/08/27 15,814 16,070
APP-12418857.FP.FTS.B, 11.24%, 3/08/27 8,876 9,020
APP-12405015.FP.FTS.B, 13.24%, 3/08/27 13,738 3,953
APP-12415944.FP.FTS.B, 13.24%, 3/08/27 16,568 16,912
APP-12412062.FP.FTS.B, 16.49%, 3/08/27 17,927 18,267
APP-12416735.FP.FTS.B, 11.24%, 3/15/27 8,199 8,340
APP-12032886.FP.FTS.B, 16.99%, 3/16/27 7,167 7,367
APP-12384050.FP.FTS.B, 13.74%, 3/17/27 17,812 18,155
APP-12408565.FP.FTS.B, 17.99%, 3/19/27 15,742 16,274
APP-12270281.FP.FTS.B, 10.99%, 3/20/27 12,941 13,180
APP-11947650.FP.FTS.B, 15.49%, 3/20/27 10,646 10,962
APP-11923837.FP.FTS.B, 19.74%, 3/20/27 30,315 6,483
APP-12270508.FP.FTS.B, 8.99%, 3/21/27 . 8,561 8,632
APP-11694093.FP.FTS.B, 13.49%, 3/21/27 13,871 1,438
APP-12402081.FP.FTS.B, 18.49%, 3/21/27 19,603 20,352
APP-11940575.FP.FTS.B, 25.49%, 3/21/27 6,285 6,559
APP-12412441.FP.FTS.B, 11.24%, 3/22/27 25,579 26,098
APP-11877626.FP.FTS.B, 13.59%, 4/14/27 27,137 27,622
APP-13 682302.FP.FTS.B, 18.49%, 4/15/27 7,230 7,435
APP-13824171.FP.FTS.B, 20.24%, 4/15/27 28,074 28,715
APP-13744711.FP.FTS.B, 26.49%, 4/15/27 6,270 6,432
APP-12119826.FP.FTS.B, 12.09%, 4/16/27 33,319 33,826
APP-13767273.FP.FTS.B, 11.59%, 4/18/27 11,012 11,200
APP-12397582.FP.FTS.B, 19.99%, 4/18/27 18,950 6,169
APP-13929153.FP.FTS.B, 9.59%, 4/20/27 . 8,940 9,090
APP-11872292.FP.FTS.B, 19.99%, 4/22/27 9,910 10,266
APP-14057284.FP.FTS.B, 13.59%, 4/23/27 26,517 26,961
APP-13920277.FP.FTS.B, 17.99%, 4/24/27 14,263 4,550
APP-14059320.FP.FTS.B, 16.99%, 4/30/27 19,700 2,223
APP-14099769.FP.FTS.B, 20.49%, 4/30/27 14,503 15,057
APP-14199304.FP.FTS.B, 13.59%, 5/01/27 24,218 24,582
APP-14146465.FP.FTS.B, 17.99%, 5/01/27 1,295 1,283
APP-14187476.FP.FTS.B, 17.99%, 5/01/27 19,074 19,461
APP-14176600.FP.FTS.B, 22.99%, 5/01/27 8,430 8,631
APP-14087177.FP.FTS.B, 18.99%, 5/02/27 12,355 7,459
APP-14289803.FP.FTS.B, 22.49%, 5/02/27 6,950 7,097
APP-14041540.FP.FTS.B, 11.59%, 5/03/27 14,370 14,599
APP-14129708.FP.FTS.B, 11.34%, 5/05/27 23,002 23,369

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14172338.FP.FTS.B, 18.49%, 5/05/27 $ 10,159 $ 1,050
APP-14263477.FP.FTS.B, 21.99%, 5/10/27 14,227 1,513
APP-13484916.FP.FTS.B, 14.99%, 5/12/27 14,488 14,767
APP-13720484.FP.FTS.B, 11.34%, 5/15/27 26,653 27,086
APP-14330285.FP.FTS.B, 11.74%, 5/15/27 18,143 18,434
APP-13483981.FP.FTS.B, 16.99%, 5/15/27 8,871 9,114
APP-13485148.FP.FTS.B, 18.49%, 5/15/27 21,177 21,787
APP-13694672.FP.FTS.B, 24.99%, 5/15/27 24,199 2,218
APP-13725984.FP.FTS.B, 13.59%, 5/17/27 20,754 21,124
APP-13302047.FP.FTS.B, 13.74%, 5/17/27 7,282 7,405
APP-13417402.FP.FTS.B, 17.99%, 5/18/27 10,713 11,039
APP-12287013.FP.FTS.B, 18.24%, 5/18/27 19,525 20,046
APP-13849753.FP.FTS.B, 9.34%, 5/20/27 . 20,953 21,306
APP-13800465.FP.FTS.B, 18.49%, 5/20/27 8,466 8,746
APP-13529032.FP.FTS.B, 18.74%, 5/20/27 25,100 25,860
APP-13705972.FP.FTS.B, 26.49%, 5/20/27 7,842 8,073
APP-13542298.FP.FTS.B, 11.34%, 5/21/27 17,217 17,556
APP-13811007.FP.FTS.B, 11.34%, 5/21/27 17,544 17,843
APP-13848454.FP.FTS.B, 16.09%, 5/21/27 7,926 8,071
APP-13767415.FP.FTS.B, 19.49%, 5/21/27 13,633 14,019
APP-13826410.FP.FTS.B, 20.49%, 5/21/27 14,513 15,014
APP-13838022.FP.FTS.B, 22.49%, 5/21/27 5,818 5,994
APP-13660286.FP.FTS.B, 22.99%, 5/21/27 7,556 778
APP-13840262.FP.FTS.B, 23.49%, 5/21/27 9,155 9,480
APP-11743712.FP.FTS.B, 21.49%, 5/22/27 10,996 11,398
APP-13921670.FP.FTS.B, 18.49%, 5/24/27 1,201 1,202
APP-13628676.FP.FTS.B, 16.99%, 5/27/27 8,806 9,017
APP-13485109.FP.FTS.B, 20.49%, 5/27/27 8,732 9,067
APP-13724215.FP.FTS.B, 10.09%, 5/28/27 31,687 32,301
APP-13751462.FP.FTS.B, 11.59%, 5/28/27 25,475 26,007
APP-13899643.FP.FTS.B, 12.09%, 5/28/27 34,226 34,783
APP-13574037.FP.FTS.B, 15.24%, 5/28/27 32,350 33,068
APP-13628755.FP.FTS.B, 19.49%, 5/28/27 7,604 7,846
APP-13521024.FP.FTS.B, 20.99%, 5/28/27 11,706 12,165
APP-13696300.FP.FTS.B, 13.84%, 5/29/27 10,308 10,533
APP-13932583.FP.FTS.B, 15.49%, 5/30/27 2,974 2,982
APP-13836108.FP.FTS.B, 13.59%, 5/31/27 27,348 27,966
APP-13852222.FP.FTS.B, 26.49%, 5/31/27 6,766 6,968
APP-14965459.FP.FTS.B, 17.24%, 6/01/27 21,688 21,996
APP-15037607.FP.FTS.B, 20.99%, 6/01/27 8,346 8,478
APP-13623936.FP.FTS.B, 9.34%, 6/03/27 . 26,989 27,426
APP-13816811.FP.FTS.B, 18.99%, 6/03/27 14,653 14,975
APP-14795053.FP.FTS.B, 26.99%, 6/03/27 7,033 4,333
APP-13628843.FP.FTS.B, 16.99%, 6/04/27 9,084 9,228
APP-14688354.FP.FTS.B, 17.49%, 6/04/27 18,702 18,996
APP-13965578.FP.FTS.B, 22.49%, 6/05/27 2,366 392
APP-14190918.FP.FTS.B, 9.59%, 6/06/27 . 4,427 4,448
APP-14191584.FP.FTS.B, 11.34%, 6/06/27 25,530 25,960
APP-14200239.FP.FTS.B, 11.34%, 6/06/27 26,940 27,364
APP-14177752.FP.FTS.B, 11.59%, 6/06/27 17,699 17,976
APP-14165096.FP.FTS.B, 14.74%, 6/06/27 21,168 21,554
APP-14192451.FP.FTS.B, 17.99%, 6/06/27 21,175 21,597
APP-14083608.FP.FTS.B, 20.49%, 6/06/27 7,868 7,928
APP-13961157.FP.FTS.B, 12.09%, 6/07/27 33,731 34,240
APP-14225512.FP.FTS.B, 20.49%, 6/07/27 7,297 7,460
APP-14212766.FP.FTS.B, 26.49%, 6/07/27 2,400 2,374
APP-14925385.FP.FTS.B, 15.49%, 6/10/27 10,852 11,030
APP-13914635.FP.FTS.B, 20.99%, 6/10/27 14,752 15,145
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14179267.FP.FTS.B, 17.24%, 6/11/27 $ 34,657 $ 35,244
APP-14324970.FP.FTS.B, 24.74%, 6/12/27 10,646 10,999
APP-14189919.FP.FTS.B, 20.49%, 6/13/27 11,642 11,965
APP-14176860.FP.FTS.B, 20.24%, 6/15/27 22,100 22,701
APP-14227617.FP.FTS.B, 20.99%, 6/15/27 7,358 7,564
APP-14219059.FP.FTS.B, 11.34%, 6/16/27 13,442 13,672
APP-15597460.FP.FTS.B, 16.49%, 6/16/27 22,635 22,981
APP-14301553.FP.FTS.B, 22.49%, 6/16/27 13,417 13,813
APP-14046117.FP.FTS.B, 9.59%, 6/17/27 . 11,024 11,218
APP-14151947.FP.FTS.B, 10.84%, 6/17/27 20,495 20,861
APP-14138938.FP.FTS.B, 11.59%, 6/17/27 11,508 11,713
APP-14104736.FP.FTS.B, 15.49%, 6/17/27 1,921 1,921
APP-14188906.FP.FTS.B, 16.99%, 6/17/27 14,391 14,692
APP-14200894.FP.FTS.B, 23.49%, 6/17/27 10,215 10,544
APP-14243912.FP.FTS.B, 26.49%, 6/17/27 6,517 6,714
APP-14301044.FP.FTS.B, 26.49%, 6/17/27 7,220 2,523
APP-14057201.FP.FTS.B, 15.99%, 6/18/27 8,589 8,811
APP-13986857.FP.FTS.B, 20.49%, 6/18/27 12,126 1,197
APP-14108165.FP.FTS.B, 20.49%, 6/18/27 13,492 13,857
APP-14066107.FP.FTS.B, 9.34%, 6/19/27 . 26,990 27,475
APP-14157257.FP.FTS.B, 11.34%, 6/19/27 14,190 14,452
APP-14165192.FP.FTS.B, 17.99%, 6/19/27 13,744 14,118
APP-14159215.FP.FTS.B, 18.49%, 6/19/27 8,943 1,727
APP-14195378.FP.FTS.B, 19.49%, 6/19/27 20,332 20,912
APP-14025039.FP.FTS.B, 20.49%, 6/19/27 9,488 9,775
APP-14034800.FP.FTS.B, 22.24%, 6/19/27 6,525 2,576
APP-14326267.FP.FTS.B, 23.74%, 6/19/27 24,827 2,946
APP-14194801.FP.FTS.B, 11.34%, 6/20/27 13,746 14,004
APP-14202174.FP.FTS.B, 11.59%, 6/20/27 8,955 9,124
APP-14202404.FP.FTS.B, 12.09%, 6/20/27 34,594 35,249
APP-14077334.FP.FTS.B, 13.59%, 6/20/27 19,927 20,295
APP-14188625.FP.FTS.B, 13.59%, 6/20/27 13,992 14,257
APP-14057492.FP.FTS.B, 16.99%, 6/20/27 10,601 10,767
APP-14194952.FP.FTS.B, 17.99%, 6/20/27 14,525 14,920
APP-14198467.FP.FTS.B, 18.99%, 6/20/27 20,458 6,904
APP-14221223.FP.FTS.B, 19.24%, 6/20/27 15,843 15,898
APP-14172834.FP.FTS.B, 20.99%, 6/20/27 8,551 8,828
APP-14159440.FP.FTS.B, 21.99%, 6/20/27 11,979 12,304
APP-14199815.FP.FTS.B, 22.49%, 6/20/27 8,418 8,645
APP-08640096.FP.FTS.B, 11.34%, 6/21/27 19,233 19,581
APP-14278564.FP.FTS.B, 20.49%, 6/24/27 9,934 1,140
APP-14292674.FP.FTS.B, 21.99%, 6/25/27 12,900 13,375
APP-14215379.FP.FTS.B, 17.49%, 6/26/27 12,950 13,250
APP-14178588.FP.FTS.B, 22.99%, 6/26/27 674 673
APP-13787332.FP.FTS.B, 11.34%, 6/27/27 17,527 17,869
APP-14178884.FP.FTS.B, 17.49%, 6/27/27 7,243 1,101
APP-14335800.FP.FTS.B, 19.99%, 6/27/27 10,892 11,234
APP-14341730.FP.FTS.B, 20.99%, 6/27/27 10,803 11,191
APP-13695730.FP.FTS.B, 26.49%, 6/28/27 5,732 5,951
APP-15748724.FP.FTS.B, 12.49%, 7/01/27 17,182 17,424
APP-15753390.FP.FTS.B, 26.99%, 7/01/27 7,971 8,171
APP-15425472.FP.FTS.B, 18.99%, 7/02/27 23,998 13,498
APP-15635946.FP.FTS.B, 24.74%, 7/03/27 12,835 13,107
APP-15718781.FP.FTS.B, 26.74%, 7/03/27 1,834 1,802
APP-15653357.FP.FTS.B, 21.24%, 7/04/27 6,077 6,183
APP-14163190.FP.FTS.B, 18.74%, 7/05/27 26,799 15,367
APP-14883847.FP.FTS.B, 17.24%, 7/06/27 5,456 5,541
APP-14197811.FP.FTS.B, 20.49%, 7/06/27 14,436 14,818

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-1555 6990.FP.FTS.B, 21.24%, 7/06/27 $ 7,612 $ 7,732
APP-14902078.FP.FTS.B, 11.74%, 7/07/27 17,420 17,689
APP-14904704.FP.FTS.B, 13.99%, 7/07/27 27,025 27,433
APP-15744265.FP.FTS.B, 14.49%, 7/07/27 6,063 6,076
APP-14143499.FP.FTS.B, 17.24%, 7/07/27 24,642 25,127
APP-14923950.FP.FTS.B, 13.74%, 7/08/27 9,198 9,348
APP-14917832.FP.FTS.B, 16.49%, 7/08/27 2,944 2,928
APP-14840263.FP.FTS.B, 17.49%, 7/08/27 19,674 20,019
APP-14994439.FP.FTS.B, 19.99%, 7/10/27 13,552 13,908
APP-15045243.FP.FTS.B, 21.49%, 7/10/27 14,610 14,911
APP-15007157.FP.FTS.B, 20.99%, 7/11/27 8,941 9,167
APP-14868239.FP.FTS.B, 11.99%, 7/12/27 8,501 8,638
APP-14709072.FP.FTS.B, 17.49%, 7/12/27 15,107 15,379
APP-15042638.FP.FTS.B, 26.99%, 7/12/27 7,740 7,940
APP-14930206.FP.FTS.B, 14.49%, 7/14/27 8,152 8,291
APP-14689546.FP.FTS.B, 11.74%, 7/15/27 19,722 20,045
APP-14818480.FP.FTS.B, 11.74%, 7/15/27 28,096 28,571
APP-14821859.FP.FTS.B, 11.74%, 7/15/27 14,174 14,405
APP-14914496.FP.FTS.B, 11.74%, 7/15/27 28,096 28,571
APP-13767685.FP.FTS.B, 11.99%, 7/15/27 4,635 4,647
APP-14996949.FP.FTS.B, 11.99%, 7/15/27 9,281 9,403
APP-15137192.FP.FTS.B, 11.99%, 7/15/27 12,330 12,525
APP-15039028.FP.FTS.B, 22.99%, 7/16/27 6,074 6,209
APP-14843307.FP.FTS.B, 11.99%, 7/17/27 10,569 10,754
APP-14866235.FP.FTS.B, 12.74%, 7/17/27 34,941 35,527
APP-14906097.FP.FTS.B, 16.74%, 7/18/27 34,889 35,709
APP-14882502.FP.FTS.B, 11.74%, 7/19/27 16,895 17,200
APP-14811744.FP.FTS.B, 13.99%, 7/19/27 25,098 25,578
APP-14688586.FP.FTS.B, 17.49%, 7/19/27 19,828 20,239
APP-14191093.FP.FTS.B, 18.99%, 7/19/27 15,201 15,560
APP-14174912.FP.FTS.B, 22.99%, 7/19/27 23,945 24,765
APP-14160424.FP.FTS.B, 23.99%, 7/19/27 13,171 13,640
APP-14057681.FP.FTS.B, 11.99%, 7/20/27 8,456 8,609
APP-13547748.FP.FTS.B, 12.09%, 7/20/27 36,256 36,929
APP-14766983.FP.FTS.B, 13.99%, 7/20/27 28,702 29,260
APP-14859116.FP.FTS.B, 13.99%, 7/20/27 3,087 3,092
APP-14911982.FP.FTS.B, 15.99%, 7/20/27 9,292 9,406
APP-14902830.FP.FTS.B, 16.24%, 7/20/27 29,223 29,931
APP-15056862.FP.FTS.B, 22.99%, 7/20/27 15,261 15,677
APP-14865961.FP.FTS.B, 11.74%, 7/21/27 25,230 25,698
APP-14937680.FP.FTS.B, 11.99%, 7/21/27 11,369 11,559
APP-14938376.FP.FTS.B, 11.99%, 7/21/27 10,595 10,793
APP-14881643.FP.FTS.B, 17.49%, 7/21/27 16,023 16,369
APP-14877061.FP.FTS.B, 9.99%, 7/22/27 . 11,454 11,663
APP-14728435.FP.FTS.B, 11.99%, 7/22/27 9,186 9,360
APP-15030718.FP.FTS.B, 18.24%, 7/22/27 29,867 30,579
APP-16899204.FP.FTS.B, 16.24%, 7/23/27 21,919 22,225
APP-14529813.FP.FTS.B, 18.24%, 7/23/27 28,223 28,966
APP-14859157.FP.FTS.B, 19.24%, 7/24/27 32,123 3,571
APP-14314279.FP.FTS.B, 23.49%, 7/25/27 5,842 6,021
APP-15053109.FP.FTS.B, 11.74%, 7/29/27 14,095 14,373
APP-16318783.FP.FTS.B, 18.99%, 7/30/27 11,568 11,773
APP-15578753.FP.FTS.B, 11.74%, 8/01/27 21,436 21,735
APP-15576948.FP.FTS.B, 12.24%, 8/01/27 25,111 25,462
APP-16690743.FP.FTS.B, 18.49%, 8/01/27 6,082 6,165
APP-15361603.FP.FTS.B, 19.74%, 8/01/27 13,672 13,879
APP-15584134.FP.FTS.B, 12.99%, 8/03/27 18,996 19,276
APP-16724945.FP.FTS.B, 13.99%, 8/03/27 38,379 19,787
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-16827842.FP.FTS.B, 16.24%, 8/03/27 $ 17,996 $ 18,252
APP-16934495.FP.FTS.B, 13.99%, 8/05/27 11,683 11,874
APP-17031491.FP.FTS.B, 13.99%, 8/05/27 37,172 37,697
APP-17272402.FP.FTS.B, 21.24%, 8/05/27 24,545 24,887
APP-15713621.FP.FTS.B, 12.49%, 8/06/27 12,368 12,544
APP-15751991.FP.FTS.B, 12.49%, 8/07/27 11,089 11,250
APP-14911217.FP.FTS.B, 13.99%, 8/07/27 17,774 18,051
APP-15763190.FP.FTS.B, 22.24%, 8/08/27 19,829 12,004
APP-15743089.FP.FTS.B, 16.74%, 8/10/27 18,054 18,357
APP-17457181.FP.FTS.B, 16.24%, 8/12/27 7,498 7,603
APP-15231441.FP.FTS.B, 16.99%, 8/12/27 35,277 35,966
APP-15558741.FP.FTS.B, 19.49%, 8/12/27 30,470 9,494
APP-14221142.FP.FTS.B, 24.24%, 8/12/27 19,373 6,690
APP-15594246.FP.FTS.B, 25.49%, 8/12/27 20,947 21,331
APP-15576373.FP.FTS.B, 19.24%, 8/13/27 11,772 12,035
APP-15302717.FP.FTS.B, 20.24%, 8/13/27 16,945 5,659
APP-15437840.FP.FTS.B, 20.24%, 8/13/27 12,103 12,380
APP-16055829.FP.FTS.B, 12.99%, 8/14/27 8,652 8,795
APP-15595170.FP.FTS.B, 15.24%, 8/14/27 38,203 38,877
APP-15805332.FP.FTS.B, 18.74%, 8/14/27 19,705 5,750
APP-16079598.FP.FTS.B, 20.49%, 8/14/27 15,178 15,463
APP-16063371.FP.FTS.B, 20.99%, 8/14/27 19,038 19,395
APP-15638158.FP.FTS.B, 21.24%, 8/14/27 7,356 7,495
APP-15526033.FP.FTS.B, 21.74%, 8/14/27 16,083 16,376
APP-14058523.FP.FTS.B, 21.99%, 8/14/27 25,578 26,148
APP-15802156.FP.FTS.B, 22.24%, 8/14/27 11,444 11,712
APP-15578534.FP.FTS.B, 11.74%, 8/15/27 21,907 22,261
APP-15398960.FP.FTS.B, 12.99%, 8/15/27 31,157 31,725
APP-15709743.FP.FTS.B, 14.49%, 8/15/27 29,314 29,830
APP-15299307.FP.FTS.B, 14.99%, 8/15/27 21,865 22,282
APP-11750409.FP.FTS.B, 17.99%, 8/15/27 13,599 13,931
APP-15544956.FP.FTS.B, 18.74%, 8/15/27 11,777 12,019
APP-15710954.FP.FTS.B, 18.99%, 8/15/27 25,081 7,890
APP-15574568.FP.FTS.B, 20.24%, 8/15/27 22,816 23,351
APP-15702332.FP.FTS.B, 20.24%, 8/15/27 7,635 7,780
APP-15585228.FP.FTS.B, 22.24%, 8/15/27 18,214 18,598
APP-15600789.FP.FTS.B, 22.24%, 8/15/27 5,830 5,961
APP-16074588.FP.FTS.B, 23.49%, 8/15/27 11,561 11,859
APP-16075494.FP.FTS.B, 23.49%, 8/15/27 6,192 6,314
APP-15763149.FP.FTS.B, 26.99%, 8/15/27 8,296 8,495
APP-15868809.FP.FTS.B, 12.99%, 8/16/27 24,810 25,205
APP-13337190.FP.FTS.B, 18.99%, 8/16/27 10,999 11,188
APP-15602475.FP.FTS.B, 12.49%, 8/19/27 12,827 13,059
APP-15591313.FP.FTS.B, 20.74%, 8/19/27 10,891 11,102
APP-15601188.FP.FTS.B, 21.24%, 8/19/27 37,337 38,154
APP-15697643.FP.FTS.B, 19.24%, 8/20/27 15,288 15,648
APP-15811836.FP.FTS.B, 19.74%, 8/20/27 18,989 19,409
APP-15742698.FP.FTS.B, 20.74%, 8/20/27 15,264 15,682
APP-15741986.FP.FTS.B, 12.49%, 8/21/27 22,744 23,179
APP-15602128.FP.FTS.B, 21.74%, 8/21/27 10,403 10,675
APP-15663958.FP.FTS.B, 22.24%, 8/21/27 10,908 11,193
APP-15745269.FP.FTS.B, 22.24%, 8/21/27 12,075 12,403
APP-16024812.FP.FTS.B, 12.99%, 8/22/27 8,695 8,854
APP-15006613.FP.FTS.B, 23.49%, 8/25/27 4,288 4,286
APP-14178173.FP.FTS.B, 15.24%, 8/26/27 15,888 16,208
APP-15871509.FP.FTS.B, 20.49%, 8/26/27 13,900 14,268
APP-16071674.FP.FTS.B, 22.49%, 8/26/27 8,176 8,389
APP-15043328.FP.FTS.B, 22.74%, 8/26/27 10,360 10,688

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14920951.FP.FTS.B, 23.49%, 8/26/27 $ 6,007 $ 6,205
APP-16053754.FP.FTS.B, 10.99%, 8/27/27 23,488 23,929
APP-15234987.FP.FTS.B, 16.74%, 8/27/27 21,870 22,346
APP-14346063.FP.FTS.B, 18.49%, 8/27/27 19,634 20,066
APP-16061296.FP.FTS.B, 23.49%, 8/27/27 10,989 11,272
APP-12674078.FP.FTS.B, 20.24%, 8/28/27 23,449 24,075
APP-16019364.FP.FTS.B, 20.99%, 8/28/27 22,283 22,882
APP-16813915.FP.FTS.B, 19.99%, 9/04/27 15,528 15,747
APP-17103722.FP.FTS.B, 9.74%, 9/06/27 . 3,592 3,644
APP-17244225.FP.FTS.B, 9.49%, 9/09/27 . 15,109 15,326
APP-17250115.FP.FTS.B, 9.74%, 9/09/27 . 5,393 5,470
APP-17398424.FP.FTS.B, 18.24%, 9/12/27 7,527 7,630
APP-17433516.FP.FTS.B, 20.49%, 9/12/27 19,231 19,557
APP-17430483.FP.FTS.B, 12.99%, 9/13/27 19,479 19,751
APP-17450366.FP.FTS.B, 21.24%, 9/13/27 9,196 9,356
APP-16817244.FP.FTS.B, 18.24%, 9/14/27 38,391 39,093
APP-15589159.FP.FTS.B, 26.74%, 9/14/27 12,840 13,091
APP-16652517.FP.FTS.B, 14.24%, 9/15/27 14,908 15,149
APP-16847088.FP.FTS.B, 18.24%, 9/15/27 7,685 7,835
APP-15040717.FP.FTS.B, 20.99%, 9/15/27 7,332 7,402
APP-1559 3379.FP.FTS.B, 24.74%, 9/15/27 6,420 6,553
APP-15584156.FP.FTS.B, 26.99%, 9/15/27 3,845 3,825
APP-17507239.FP.FTS.B, 16.24%, 9/16/27 4,850 4,854
APP-16896117.FP.FTS.B, 23.99%, 9/16/27 2,810 2,791
APP-16906029.FP.FTS.B, 17.74%, 9/17/27 8,068 8,223
APP-16901085.FP.FTS.B, 22.49%, 9/17/27 13,720 14,024
APP-14132105.FP.FTS.B, 22.99%, 9/17/27 25,942 2,726
APP-16599721.FP.FTS.B, 13.49%, 9/19/27 14,070 14,318
APP-16335329.FP.FTS.B, 11.24%, 9/20/27 13,638 13,874
APP-17455190.FP.FTS.B, 12.74%, 9/20/27 36,768 37,327
APP-17023882.FP.FTS.B, 13.24%, 9/20/27 10,583 10,770
APP-15738048.FP.FTS.B, 24.99%, 9/20/27 14,986 15,336
APP-15718443.FP.FTS.B, 26.99%, 9/20/27 20,110 20,579
APP-17104731.FP.FTS.B, 13.49%, 9/21/27 14,128 14,387
APP-15601763.FP.FTS.B, 24.24%, 9/21/27 9,823 900
APP-15723564.FP.FTS.B, 26.99%, 9/21/27 6,423 6,576
APP-15758289.FP.FTS.B, 26.99%, 9/21/27 8,448 8,651
APP-17193229.FP.FTS.B, 11.99%, 9/22/27 11,036 11,237
APP-17221012.FP.FTS.B, 15.24%, 9/22/27 19,430 19,754
APP-15432924.FP.FTS.B, 18.99%, 9/23/27 19,172 2,118
APP-13628761.FP.FTS.B, 20.99%, 9/23/27 14,182 2,894
APP-15037668.FP.FTS.B, 26.99%, 9/23/27 8,647 8,824
APP-17458369.FP.FTS.B, 14.49%, 9/25/27 6,970 7,095
APP-17362213.FP.FTS.B, 18.49%, 9/25/27 15,382 15,709
APP-17450170.FP.FTS.B, 20.24%, 9/25/27 34,003 34,749
APP-17493809.FP.FTS.B, 20.49%, 9/25/27 13,838 14,103
APP-17329208.FP.FTS.B, 20.99%, 9/25/27 13,547 13,860
APP-17418426.FP.FTS.B, 18.99%, 9/26/27 19,120 19,538
APP-17489430.FP.FTS.B, 8.49%, 9/27/27 . 18,833 19,161
APP-15069494.FP.FTS.B, 11.99%, 9/27/27 12,178 3,496
APP-17458150.FP.FTS.B, 18.99%, 9/27/27 30,923 31,549
APP-16893024.FP.FTS.B, 19.99%, 10/11/27 12,945 6,779
APP-17422584.FP.FTS.B, 18.49%, 10/12/27 16,276 16,429
APP-15307313.FP.FTS.B, 22.24%, 10/12/27 13,358 13,494
APP-15684113.FP.FTS.B, 20.74%, 10/18/27 18,201 18,412
APP-14057430.FP.FTS.B, 14.09%, 10/29/27 11,000 2,391
APP-15634817.FP.FTS.B, 25.24%, 11/12/27 5,019 4,975
APP-15651111.FP.FTS.B, 24.99%, 11/18/27 19,760 20,067
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14122876.FP.FTS.B, 23.49%, 11/20/27 $ 29,214 $ 29,595
APP-15757316.FP.FTS.B, 24.99%, 11/24/27 17,982 18,137
APP-15398570.FP.FTS.B, 18.99%, 12/14/27 41,476 8,080
APP-14217946.FP.FTS.B, 5.99%, 5/06/34 . 474 474
7,837,376
LendingClub Corp.
152765318.LC.FTS.B, 17.19%, 6/11/24 ... 732 733
153211777.LC.FTS.B, 15.24%, 6/20/24 ... 524 525
153987117.LC.FTS.B, 12.4%, 6/24/24 .... 930 929
153754650.LC.FTS.B, 16.95%, 6/27/24 ... 828 830
154462977.LC.FTS.B, 16.12%, 7/01/24 ... 712 711
154940690.LC.FTS.B, 16.12%, 7/09/24 ... 1,893 1,892
154267934.LC.FTS.B, 14.3%, 7/15/24 ... 2,956 2,954
155164991.LC.FTS.B, 15.24%, 7/18/24 ... 2,823 2,820
155246628.LC.FTS.B, 17.74%, 7/30/24 ... 1,185 1,180
156078988.LC.FTS.B, 17.74%, 7/30/24 ... 2,430 2,424
156134234.LC.FTS.B, 17.74%, 7/30/24 ... 972 969
155823373.LC.FTS.B, 15.24%, 7/31/24 ... 2,842 2,834
157178824.LC.FTS.B, 16.12%, 8/20/24 ... 1,131 1,132
156805347.LC.FTS.B, 17.74%, 8/26/24 ... 1,712 1,707
157328472.LC.FTS.B, 14.3%, 8/27/24 ... 2,543 2,538
157148290.LC.FTS.B, 14.3%, 8/29/24 ... 2,465 2,450
156938647.LC.FTS.B, 16.12%, 8/31/24 ... 4,215 4,189
158081866.LC.FTS.B, 16.12%, 9/05/24 ... 3,279 3,270
158175447.LC.FTS.B, 17.74%, 9/10/24 ... 4,229 4,220
157912310.LC.FTS.B, 17.74%, 9/16/24 ... 2,234 2,227
159010378.LC.FTS.B, 17.74%, 9/19/24 ... 4,547 561
154841821.LC.FTS.B, 16.12%, 9/22/24 ... 3,325 3,308
157396742.LC.FTS.B, 15.24%, 9/23/24 ... 4,206 4,198
155360790.LC.FTS.B, 15.24%, 9/25/24 ... 2,431 2,419
157742410.LC.FTS.B, 6%, 9/28/24 ...... 1,235 1,209
159435722.LC.FTS.B, 12.4%, 9/30/24 ... 2,597 2,570
156927320.LC.FTS.B, Zero Cpn, 10/16/24 4,942 –
160079994.LC.FTS.B, 13.08%, 10/17/24 .. 4,006 3,963
160529999.LC.FTS.B, 16.95%, 10/22/24 .. 1,696 1,690
160490410.LC.FTS.B, 15.24%, 10/25/24 .. 5,493 5,490
161573592.LC.FTS.B, 12.4%, 11/07/24 ... 3,143 3,106
154797502.LC.FTS.B, 16.12%, 11/09/24 .. 2,238 2,225
161593900.LC.FTS.B, 13.08%, 11/12/24 .. 1,388 –
161740410.LC.FTS.B, 17.74%, 11/14/24 .. 3,350 3,335
158052058.LC.FTS.B, 14.3%, 11/18/24 ... 2,138 2,117
162085568.LC.FTS.B, 16.95%, 11/19/24 .. 3,289 3,270
162329802.LC.FTS.B, 20.55%, 11/26/24 .. 2,630 2,629
162054102.LC.FTS.B, 14.3%, 11/30/24 ... 4,336 4,288
158914371.LC.FTS.B, 16.12%, 11/30/24 .. 6,649 6,533
162767538.LC.FTS.B, 12.4%, 12/04/24 ... 2,572 2,538
162981224.LC.FTS.B, 20.55%, 12/10/24 .. 2,782 2,794
163112532.LC.FTS.B, 14.3%, 12/16/24 ... 2,888 2,865
163046946.LC.FTS.B, 15.24%, 12/16/24 .. 3,616 3,596
163060788.LC.FTS.B, 13.08%, 12/17/24 .. 3,928 3,863
163583417.LC.FTS.B, 20.55%, 12/23/24 .. 1,268 1,271
164220289.LC.FTS.B, 16.95%, 1/02/25 ... 3,932 3,889
164731071.LC.FTS.B, 18.62%, 1/13/25 ... 2,146 2,156
165056556.LC.FTS.B, 20.55%, 1/17/25 ... 3,537 3,559
164591978.LC.FTS.B, 12.4%, 1/21/25 ... 2,468 2,444
165397300.LC.FTS.B, 14.3%, 1/22/25 ... 2,111 2,098
165469392.LC.FTS.B, 14.3%, 1/23/25 ... 1,813 1,801

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
165808132.LC.FTS.B, 20.55%, 1/29/25 ... $ 1,910 $ 1,900
165938778.LC.FTS.B, 20.55%, 2/03/25 ... 2,932 2,933
165780834.LC.FTS.B, 13.08%, 2/05/25 ... 3,091 3,040
155027113.LC.FTS.B, 17.97%, 2/10/25 ... 4,301 4,292
166781902.LC.FTS.B, 13.08%, 2/18/25 ... 3,222 3,172
166943124.LC.FTS.B, 15.24%, 2/20/25 ... 2,152 1,717
165810247.LC.FTS.B, 18.62%, 2/24/25 ... 3,248 3,240
166773880.LC.FTS.B, 10.33%, 2/28/25 ... 4,173 4,091
167785877.LC.FTS.B, 15.24%, 3/04/25 ... 7,324 7,205
168256441.LC.FTS.B, 17.74%, 3/13/25 ... 7,639 7,547
167908793.LC.FTS.B, 14.3%, 3/16/25 ... 2,834 2,798
168305153.LC.FTS.B, Zero Cpn, 3/20/25 . 9,367 –
162782888.LC.FTS.B, 16.95%, 5/25/25 ... 9,678 9,536
159782705.LC.FTS.B, 15%, 11/13/25 .... 14,205 11,069
166624371.LC.FTS.B, 17.74%, 3/04/33 ... 11,490 –
140103085.LC.FTS.B, Zero Cpn, 10/05/33 2,083 –
142083793.LC.FTS.B, 24.37%, 10/18/33 .. 2,238 2,243
143917879.LC.FTS.B, 16.91%, 11/29/33 .. 3,260 –
144940694.LC.FTS.B, 11.8%, 12/13/33 ... 3,293 3,242
145998409.LC.FTS.B, 12.98%, 1/14/34 ... 2,507 2,474
148711863.LC.FTS.B, 16.4%, 3/12/34 .... 1,355 1,343
148849654.LC.FTS.B, Zero Cpn, 3/15/34 . 2,340 2,325
148932528.LC.FTS.B, 15%, 3/25/34 ..... 4,389 3,725
147890443.LC.FTS.B, 11.02%, 3/26/34 ... 2,819 2,800
149957207.LC.FTS.B, 17.19%, 4/09/34 ... 8,065 7,916
149399946.LC.FTS.B, 20%, 4/09/34 ..... 15,853 –
150241560.LC.FTS.B, 20%, 4/16/34 ..... 1,433 1,433
150551318.LC.FTS.B, 20%, 4/29/34 ..... 451 451
150850415.LC.FTS.B, 12.4%, 4/30/34 ... 372 371
150627709.LC.FTS.B, 20%, 4/30/34 ..... 401 399
148529602.LC.FTS.B, 15.57%, 5/01/34 ... 22 22
151444001.LC.FTS.B, 14.74%, 5/09/34 ... 280 280
150616815.LC.FTS.B, 17.97%, 5/09/34 ... 1,524 1,526
148165215.LC.FTS.B, 15.57%, 5/15/34 ... 5,834 –
150328755.LC.FTS.B, 13.08%, 5/17/34 ... 984 977
146454152.LC.FTS.B, 16.14%, 5/18/34 ... 218 218
149314316.LC.FTS.B, 10.33%, 5/19/34 ... 39 39
142542297.LC.FTS.B, 11.55%, 5/21/34 ... 289 289
151690420.LC.FTS.B, 17.97%, 5/23/34 ... 528 531
151495173.LC.FTS.B, 12.4%, 5/24/34 ... 292 292
151810309.LC.FTS.B, 13.08%, 5/24/34 ... 450 450
151897315.LC.FTS.B, 20%, 5/25/34 ..... 637 641
151979821.LC.FTS.B, 13.9%, 5/28/34 ... 490 488
151707588.LC.FTS.B, 14.74%, 5/29/34 ... 2,138 2,123
225,457
LendingClub Corp. - LCX
155815338.LC.FTS.B, 14.3%, 7/25/24 ... 490 491
155893259.LC.FTS.B, 15.24%, 7/25/24 ... 2,448 2,463
155929091.LC.FTS.B, 15.24%, 7/25/24 ... 1,049 1,055
155673715.LC.FTS.B, 16.12%, 7/25/24 ... 2,423 2,438
153882991.LC.FTS.B, 14.3%, 7/31/24 ... 1,820 1,816
155970724.LC.FTS.B, 16.95%, 7/31/24 ... 1,211 1,208
158294506.LC.FTS.B, 16.12%, 9/09/24 ... 1,405 1,408
158749928.LC.FTS.B, 15.24%, 9/24/24 ... 1,291 1,294
158302406.LC.FTS.B, 17.74%, 9/25/24 ... 3,009 3,026
158297432.LC.FTS.B, 15.24%, 11/09/24 .. 4,280 4,270
158338447.LC.FTS.B, 16.12%, 11/17/24 .. 6,751 6,729
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
165130966.LC.FTS.B, 20.55%, 1/21/25 ... $ 1,108 $ 1,120
165148027.LC.FTS.B, 20.55%, 1/21/25 ... 4,437 4,483
165276233.LC.FTS.B, 20.55%, 1/21/25 ... 4,662 4,697
165396953.LC.FTS.B, 11.02%, 1/22/25 ... 5,967 5,891
164300242.LC.FTS.B, 16.12%, 1/31/25 ... 8,423 8,326
165919458.LC.FTS.B, 15.24%, 2/03/25 ... 8,930 8,833
165905919.LC.FTS.B, 16.12%, 2/03/25 ... 6,301 6,229
166100453.LC.FTS.B, 14.3%, 2/05/25 ... 8,783 8,691
167192844.LC.FTS.B, 23.05%, 2/24/25 ... 6,042 6,000
167466474.LC.FTS.B, 11.02%, 2/27/25 ... 4,759 4,574
163582275.LC.FTS.B, 16.12%, 2/28/25 ... 5,769 5,394
168273324.LC.FTS.B, 18.62%, 3/17/25 ... 4,121 3,999
164935272.LC.FTS.B, 20.55%, 3/21/25 ... 10,831 10,833
168585809.LC.FTS.B, 15.24%, 3/24/25 ... 2,593 2,485
165378648.LC.FTS.B, 11.02%, 3/31/25 ... 10,230 9,999
154670467.LC.FTS.B, 16.12%, 3/31/25 ... 2,889 2,857
167808300.LC.FTS.B, 13.08%, 4/14/25 ... 3,316 3,130
155128973.LC.FTS.B, 15. 24%, 3/25/26 ... 12,867 12,517
155983239.LC.FTS.B, 14.3%, 5/09/34 ... 11,364 11,173
151286105.LC.FTS.B, 11.71%, 5/10/34 ... 1,306 1,074
148,503
LendingClub Corp. - LCX PM
188248955.LC.FTS.B, 19.49%, 4/12/25 ... 9,281 9,264
188336152.LC.FTS.B, 23.99%, 4/19/25 ... 10,170 1,789
187760587.LC.FTS.B, 15.99%, 4/21/25 ... 5,037 5,044
188588570.LC.FTS.B, 16.29%, 4/21/25 ... 1,748 1,740
188585972.LC.FTS.B, 19.44%, 4/21/25 ... 7,939 7,977
188593902.LC.FTS.B, 21.49%, 4/21/25 ... 8,126 8,223
188631141.LC.FTS.B, 18.19%, 4/22/25 ... 15,799 15,855
188664382.LC.FTS.B, 21.49%, 4/22/25 ... 4,875 4,935
188534183.LC.FTS.B, 22.99%, 4/22/25 ... 1,447 1,478
188686293.LC.FTS.B, 23 .99%, 4/22/25 ... 5,171 5,276
188654930.LC.FTS.B, 24.79%, 4/22/25 ... 2,505 2,591
188635054.LC.FTS.B, 16.99%, 4/24/25 ... 4,325 4,332
188123636.LC.FTS.B, 5%, 4/01/26 ...... 8,953 8,871
188037917.LC.FTS.B, 22.49%, 3/28/27 ... 9,948 1,778
188053341.LC.FTS.B, 6%, 4/08/27 ...... 4,173 4,145
187991007.LC.FTS.B, 17.19%, 4/08/27 ... 4,188 4,073
188072484.LC.FTS.B, 22.49%, 4/08/27 ... 6,104 –
187514926.LC.FTS.B, 23.49%, 4/11/27 ... 5,765 5,749
188122973.LC.FTS.B, 23.49%, 4/11/27 ... 24,140 23,809
188256153.LC.FTS.B, 18.99%, 4/12/27 ... 4,453 810
188268197.LC.FTS.B, Zero Cpn, 4/13/27 . 6,101 –
188277181.LC.FTS.B, 23.49%, 4/13/27 ... 25,575 25,025
188110736.LC.FTS.B, 23.99%, 4/13/27 ... 7,332 7,248
188229601.LC.FTS.B, 22.49%, 4/14/27 ... 14,522 14,145
188308390.LC.FTS.B, 25.99%, 4/14/27 ... 4,458 4,432
188316633.LC.FTS.B, 25.99%, 4/14/27 ... 8,009 –
188149297.LC.FTS.B, 27.79%, 4/14/27 ... 6,348 6,477
188437817.LC.FTS.B, 18.19%, 4/18/27 ... 4,220 4,141
188225211.LC.FTS.B, 20.99%, 4/18/27 ... 10,770 10,274
188142269.LC.FTS.B, 27.79%, 4/18/27 ... 6,937 7,043
188575003.LC.FTS.B, 22.49%, 4/20/27 ... 4,976 4,962
188452079.LC.FTS.B, 23.99%, 4/20/27 ... 29,350 2,733
188450442.LC.FTS.B, 15.19%, 4/21/27 ... 19,244 18,018
188615522.LC.FTS.B, 16.19%, 4/21/27 ... 11,083 10,744
188223031.LC.FTS.B, 18.99%, 4/21/27 ... 21,341 20,667

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
188623242.LC.FTS.B, 19.41%, 4/21/27 ... $ 13,328 $ 2,522
188593509.LC.FTS.B, 19.44%, 4/21/27 ... 5,112 5,090
188582913.LC.FTS.B, 20.49%, 4/21/27 ... 15,550 15,365
188303635.LC.FTS.B, 20.99%, 4/21/27 ... 7,927 7,832
188594404.LC.FTS.B, 20.99%, 4/21/27 ... 22,214 22,028
188494026.LC.FTS.B, 21.99%, 4/21/27 ... 14,982 –
188619005.LC.FTS.B, 23.99%, 4/21/27 ... 2,730 342
188633218.LC.FTS.B, 28.99%, 4/21/27 ... 9,089 9,311
188476890.LC.FTS.B, 17.49%, 4/22/27 ... 5,597 5,500
188630360.LC.FTS.B, 20.49%, 4/22/27 ... 15,740 15,622
188277503.LC.FTS.B, 23.19%, 4/22/27 ... 7,332 7,237
188087453.LC.FTS.B, 23.99%, 4/22/27 ... 5,991 5,990
187548960.LC.FTS.B, 20.49%, 4/25/27 ... 13,420 12,679
187548690.LC.FTS.B, 23.49%, 4/25/27 ... 10,861 10,852
188528665.LC.FTS.B, 23.99%, 4/25/27 ... 5,176 5,113
188400206.LC.FTS.B, 23.19%, 4/27/27 ... 9,717 9,565
188048788.LC.FTS.B, 25.99%, 4/28/27 ... 18,815 18,146
187899660.LC.FTS.B, 23.99%, 4/29/27 ... 15,102 14,702
188557045.LC.FTS.B, 18.99%, 4/30/27 ... 19,238 18,393
188352447.LC.FTS.B, 21.49%, 4/30/27 ... 7,192 –
188574271.LC.FTS.B, 22.49%, 4/30/27 ... 20,988 20,746
188575150.LC.FTS.B, 22.99%, 4/30/27 ... 18,689 895
188535698.LC.FTS.B, 21.99%, 8/20/27 ... 12,277 11,885
188352437.LC.FTS.B, 23.99%, 10/30/27 .. 24,883 2,945
188186124.LC.FTS.B, 15%, 11/12/27 .... 5,622 4,219
188415292.LC.FTS.B, 22.99%, 7/20/28 ... 25,947 3,339
483,966
Prosper Funding LLC
1648237.PS.FTS.B, 15.1%, 10/26/24 .... 1,721 1,720
1645289.PS.FTS.B, 15.29%, 10/27/24 ... 1,390 1,387
1649764.PS.FTS.B, 10.6%, 10/28/24 .... 4,688 307
1646276.PS.FTS.B, 13.36%, 10/28/24 ... 3,063 3,043
1657446.PS.FTS.B, 14.79%, 10/29/24 ... 4,608 4,658
1649248.PS.FTS.B, 16.6%, 10/29/24 .... 5,885 5,999
1651390.PS.FTS.B, 12%, 11/01/24 ...... 1,116 1,103
1648712.PS.FTS.B, 12.4%, 11/02/24 .... 2,691 2,660
1660875.PS.FTS.B, 12%, 11/05/24 ...... 447 442
1657975.PS.FTS.B, 13.05%, 11/08/24 .... 4,545 4,489
1653485.PS.FTS.B, 10.8%, 11/09/24 .... 921 912
1658923.PS.FTS.B, 14.39%, 11/09/24 .... 2,272 2,252
1667316.PS.FTS.B, 15.4%, 11/10/24 .... 2,290 2,274
1644782.PS.FTS.B, 15%, 11/25/24 ...... 1,691 1,684
1649773.PS.FTS.B, 15.1%, 12/02/24 .... 1,503 1,501
1686279.PS.FTS.B, 10.8%, 12/15/24 .... 1,276 1,115
1686276.PS.FTS.B, 13.9%, 12/15/24 .... 1,556 1,541
1686264.PS.FTS.B, 14.11%, 12/15/24 .... 5,788 5,726
1686630.PS.FTS.B, 15.1%, 12/16/24 .... 1,575 1,565
1680844.PS.FTS.B, 15.29%, 12/17/24 ... 2,763 2,745
1687224.PS.FTS.B, 19.6%, 12/17/24 .... 1,375 1,379
1674899.PS.FTS.B, 13.8%, 12/20/24 .... 6,476 6,415
1676741.PS.FTS.B, 21.45%, 12/22/24 ... 2,928 2,943
1679401.PS.FTS.B, 18.11%, 12/24/24 .... 550 545
1659661.PS.FTS.B, 18.6%, 12/26/24 .... 3,206 499
1673252.PS.FTS.B, 16.3%, 12/29/24 .... 4,641 4,690
1683619.PS.FTS.B, 12.33%, 12/30/24 ... 10,072 9,982
1690636.PS.FTS.B, 17%, 1/07/25 ....... 287 284
1701024.PS.FTS.B, 15.1%, 1/12/25 ..... 4,399 4,355
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1693717.PS.FTS.B, 15.7%, 1/12/25 ..... $ 2,314 $ 2,290
1695016.PS.FTS.B, 12.2%, 1/13/25 ..... 5,412 5,342
1688477.PS.FTS.B, 17.59%, 1/13/25 .... 908 897
1701786.PS.FTS.B, 20.01%, 1/13/25 .... 923 923
1689320.PS.FTS.B, 12%, 1/14/25 ....... 5,683 5,611
1689317.PS.FTS.B, 13.4%, 1/14/25 ..... 6,506 6,427
1695337.PS.FTS.B, 13.6%, 1/14/25 ..... 576 569
1695322.PS.FTS.B, 13.7%, 1/14/25 ..... 1,012 999
1695349.PS.FTS.B, 14.39%, 1/14/25 .... 2,414 2,109
1702131.PS.FTS.B, 14.49%, 1/14/25 .... 4,664 4,621
1689350.PS.FTS.B, 14.89%, 1/14/25 .... 1,463 1,450
1695730.PS.FTS.B, 16.6%, 1/14/25 ..... 2,596 2,566
1686609.PS.FTS.B, 11.16%, 1/15/25 .... 2,873 2,832
1696453.PS.FTS.B, 14.39%, 1/18/25 .... 1,747 1,734
1704912.PS.FTS.B, 12.3%, 1/19/25 ..... 2,851 2,818
1705407.PS.FTS.B, 13.5%, 1/20/25 ..... 2,857 2,836
1706154.PS.FTS.B, 15.29%, 1/20/25 .... 3,812 3,759
1695325.PS.FTS.B, 18.09%, 1/20/25 .... 3,046 3,037
1693714.PS.FTS.B, 22.6%, 1/20/25 ..... 2,606 2,607
1698682.PS.FTS.B, 22.6%, 1/20/25 ..... 1,892 1,910
1693753.PS.FTS.B, 24.4%, 1/21/25 ..... 961 962
1690034.PS.FTS.B, 11.6%, 1/25/25 ..... 2,220 128
1702114.PS.FTS.B, 16%, 1/25/25 ....... 609 605
1700610.PS.FTS.B, 22.6%, 1/26/25 ..... 1,775 1,777
1711818.PS.FTS.B, 17.8%, 1/31/25 ..... 14,852 2,204
1706943.PS.FTS.B, 17.7%, 2/01/25 ..... 6,638 6,667
1693775.PS.FTS.B, 22.6%, 2/01/25 ..... 1,800 1,812
1702146.PS.FTS.B, 13.2%, 2/09/25 ..... 1,310 1,287
1708013.PS.FTS.B, 11.7%, 2/15/25 ..... 2,192 2,161
1721415.PS.FTS.B, 11.7%, 2/15/25 ..... 2,975 2,933
1715365.PS.FTS.B, 11.79%, 2/15/25 .... 3,399 3,352
1708001.PS.FTS.B, 11.89%, 2/15/25 .... 3,137 3,093
1721412.PS.FTS.B, 13.9%, 2/15/25 ..... 3,199 3,154
1721856.PS.FTS.B, 14.6%, 2/15/25 ..... 3,703 3,665
1720959.PS.FTS.B, 16.6%, 2/15/25 ..... 3,282 3,247
1720995.PS.FTS.B, 25.4%, 2/15/25 ..... 1,421 1,430
1722456.PS.FTS.B, 14.09%, 2/16/25 .... 1,763 1,745
1715869.PS.FTS.B, 23.13%, 2/16/25 .... 1,741 1,742
1721859.PS.FTS.B, 15.4%, 2/17/25 ..... 6,024 5,943
1716898.PS.FTS.B, 21%, 2/17/25 ....... 3,781 –
1708025.PS.FTS.B, 12.3%, 2/21/25 ..... 1,064 1,051
1708019.PS.FTS.B, 14.2%, 2/23/25 ..... 1,563 1,546
1712990.PS.FTS.B, 17%, 2/23/25 ....... 1,812 1,819
1720297.PS.FTS.B, 18.6%, 2/23/25 ..... 2,070 2,073
1721877.PS.FTS.B, 14.39%, 2/28/25 .... 3,506 3,516
1720956.PS.FTS.B, 15.1%, 2/28/25 ..... 4,547 4,555
1722244.PS.FTS.B, 17.54%, 2/28/25 .... 9,059 –
1702474.PS.FTS.B, 22%, 2/28/25 ....... 9,799 9,810
1752441.PS.FTS.B, 13.7%, 4/05/25 ..... 2,850 2,785
1742756.PS.FTS.B, 18.6%, 4/05/25 ..... 1,587 1,569
1749697.PS.FTS.B, 13.7%, 4/06/25 ..... 8,033 –
1749733.PS.FTS.B, 13.9%, 4/06/25 ..... 2,284 2,236
1753725.PS.FTS.B, 14.6%, 4/07/25 ..... 1,636 1,606
1743983.PS.FTS.B, 15.86%, 4/07/25 .... 1,668 1,634
1744487.PS.FTS.B, 18.09%, 4/07/25 .... 8,020 7,935
1744493.PS.FTS.B, 19.3%, 4/07/25 ..... 7,986 7,900
1743971.PS.FTS.B, 22.9%, 4/07/25 ..... 6,199 6,168
1744373.PS.FTS.B, 23.13%, 4/07/25 .... 1,669 1,652

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1745288.PS.FTS.B, 15.9%, 4/08/25 ..... $ 775 $ 759
1755081.PS.FTS.B, 16.06%, 4/08/25 .... 2,190 2,151
1745372.PS.FTS.B, 18.41%, 4/08/25 .... 1,822 1,785
1752910.PS.FTS.B, 10.5%, 4/11/25 ..... 5,471 3,257
1757928.PS.FTS.B, 22.6%, 4/13/25 ..... 1,643 1,641
1757065.PS.FTS.B, 22.06%, 4/15/25 .... 4,906 4,906
1750469.PS.FTS.B, 19.5%, 4/17/25 ..... 2,121 2,112
1745342.PS.FTS.B, 13.9%, 4/20/25 ..... 5,626 5,517
1755967.PS.FTS.B, 22.6%, 4/26/25 ..... 1,151 1,151
1647314.PS.FTS.B, 20.01%, 4/29/25 .... 5,693 5,724
1744502.PS.FTS.B, 20.46%, 4/30/25 .... 3,125 3,087
1743599.PS.FTS.B, 24.3%, 4/30/25 ..... 986 973
1757895.PS.FTS.B, 24.4%, 5/12/25 ..... 4,574 4,563
1721664.PS.FTS.B, 11.4%, 8/15/25 ..... 3,392 3,300
1752838.PS.FTS.B, 14.6%, 10/11/25 .... 2,388 1,573
1700571.PS.FTS.B, 18.11%, 12/25/25 .... 7,488 7,196
1751899.PS.FTS.B, 22.6%, 1/20/26 ..... 4,955 4,841
1655640.PS.FTS.B, 16.33%, 10/27/26 ... 13,113 12,904
1655235.PS.FTS.B, 24.03%, 10/27/26 ... 9,240 9,587
1649857.PS.FTS.B, 10.5%, 10/28/26 .... 8,753 8,558
1656498.PS.FTS.B, 10.9%, 10/28/26 .... 4,379 4,281
1649350.PS.FTS.B, 18.78%, 10/28/26 ... 8,510 8,596
1657464.PS.FTS.B, 10.5%, 10/29/26 .... 4,895 4,844
1646555.PS.FTS.B, 10.9%, 10/29/26 .... 14,595 14,416
1646513.PS.FTS.B, 13.2%, 10/29/26 .... 8,964 8,918
1646915.PS.FTS.B, 16.1%, 10/29/26 .... 9,221 9,447
1656576.PS.FTS.B, 16.18%, 10/29/26 ... 21,532 21,469
1648681.PS.FTS.B, 12.21%, 11/01/26 .... 3,422 3,349
1658775.PS.FTS.B, 12.5%, 11/02/26 .... 19,629 19,088
1651286.PS.FTS.B, 24.33%, 11/05/26 .... 9,962 10,197
1665042.PS.FTS.B, 14.68%, 11/08/26 .... 9,093 8,851
1658917.PS.FTS.B, 10.7%, 11/09/26 .... 8,155 7,942
1666464.PS.FTS.B, 15.29%, 11/09/26 .... 6,098 5,958
1654475.PS.FTS.B, 10.8%, 11/10/26 .... 8,746 8,520
1660093.PS.FTS.B, 10.9%, 11/10/26 .... 2,487 2,425
1654034.PS.FTS.B, 13.6%, 11/10/26 .... 5,998 5,864
1654907.PS.FTS.B, 16%, 11/12/26 ...... 6,315 6,308
1665225.PS.FTS.B, 19.53%, 11/14/26 .... 4,466 4,460
1652072.PS.FTS.B, 11.1%, 11/15/26 ..... 5,875 5,713
1667685.PS.FTS.B, 17.1%, 11/15/26 .... 15,552 15,567
1660267.PS.FTS.B, 14%, 12/07/26 ...... 17,749 17,509
1673249.PS.FTS.B, 10.7%, 12/15/26 .... 9,663 9,416
1679392.PS.FTS.B, 13.8%, 12/15/26 .... 4,321 4,215
1673255.PS.FTS.B, 17.01%, 12/15/26 ... 8,904 8,905
1686612.PS.FTS.B, 16.8%, 12/16/26 .... 15,724 15,368
1679746.PS.FTS.B, 16.93%, 12/16/26 ... 9,533 9,298
1673612.PS.FTS.B, 19.3%, 12/16/26 .... 3,894 3,895
1674065.PS.FTS.B, 27.18%, 12/16/26 ... 10,383 10,666
1674635.PS.FTS.B, 13.77%, 12/17/26 ... 10,491 10,241
1681423.PS.FTS.B, 10.08%, 12/20/26 ... 8,946 8,711
1688043.PS.FTS.B, 10.5%, 12/20/26 .... 7,172 6,983
1681000.PS.FTS.B, 11.6%, 12/20/26 .... 8,561 6,957
1681408.PS.FTS.B, 14.7%, 12/20/26 .... 6,210 6,081
1676714.PS.FTS.B, 12.62%, 12/21/26 ... 21,361 20,799
1673600.PS.FTS.B, 11.6%, 12/25/26 .... 6,070 5,905
1681444.PS.FTS.B, 9.81%, 12/27/26 .... 12,279 11,957
1675322.PS.FTS.B, 21.09%, 12/30/26 ... 10,184 10,495
1687683.PS.FTS.B, 11.61%, 1/02/27 .... 11,838 2,527
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1687826.PS.FTS.B, 12.6%, 1/12/27 ..... $ 7,511 $ 7,299
1700562.PS.FTS.B, 15.18%, 1/12/27 .... 13,771 13,391
1688201.PS.FTS.B, 24.03%, 1 /12/27 .... 6,897 7,086
1686624.PS.FTS.B, 11.2%, 1/13/27 ..... 2,478 2,421
1701357.PS.FTS.B, 11.7%, 1/13/27 ..... 6,206 6,034
1694575.PS.FTS.B, 11.99%, 1/13/27 .... 13,069 12,705
1688543.PS.FTS.B, 16.18%, 1/13/27 .... 9,723 9,459
1695334.PS.FTS.B, 15.1%, 1/14/27 ..... 7,044 6,871
1702050.PS.FTS.B, 18.78%, 1/14/27 .... 6,611 6,614
1689323.PS.FTS.B, 26.88%, 1/14/27 .... 2,114 2,172
1689608.PS.FTS.B, 28.23%, 1/14/27 .... 10,672 10,964
1691645.PS.FTS.B, 22.9%, 1/19/27 ..... 1,454 1,488
1705371.PS.FTS.B, 12.62%, 1/20/27 .... 18,781 18,284
1692635.PS.FTS.B, 14.7%, 1/20/27 ..... 15,951 15,593
1705833.PS.FTS.B, 18.48%, 1/20/27 .... 2,638 2,647
1693711.PS.FTS.B, 21.63%, 1/25/27 .... 6,863 7,030
1688975.PS.FTS.B, 12.4%, 1/27/27 ..... 14,197 13,785
1689314.PS.FTS.B, 10.26%, 1/28/27 .... 22,205 21,568
1689341.PS.FTS.B, 11.7%, 1/28/27 ..... 9,623 9,346
1704399.PS.FTS.B, 13.8%, 2/03/27 ..... 22,939 22,325
1688138.PS.FTS.B, 13.6%, 2/05/27 ..... 22,879 22,215
1689626.PS.FTS.B, 19%, 2/07/27 ....... 6,608 6,611
1715428.PS.FTS.B, 9.99%, 2/15/27 ..... 3,132 3,044
1714702.PS.FTS.B, 11.6%, 2/15/27 ..... 2,225 2,163
1720965.PS.FTS.B, 11.7%, 2/15/27 ..... 15,907 15,460
1708892.PS.FTS.B, 11.79%, 2/15/27 .... 12,770 12,394
1714669.PS.FTS.B, 11.79%, 2/15/27 .... 8,278 8,046
1708910.PS.FTS.B, 12.5%, 2/15/27 ..... 2,612 2,558
1708442.PS.FTS.B, 13.5%, 2/15/27 ..... 3,501 3,430
1714684.PS.FTS.B, 14.53%, 2/15/27 .... 9,737 9,461
1720971.PS.FTS.B, 14.7%, 2/15/27 ..... 13,263 12,930
1720962.PS.FTS.B, 15.1%, 2/15/27 ..... 6,211 6,050
1715584.PS.FTS.B, 16.33%, 2/15/27 .... 4,637 4,520
1708445.PS.FTS.B, 16.63%, 2/15/27 .... 1,235 1,231
1715575.PS.FTS.B, 18.59%, 2/15/27 .... 6,528 6,517
1708043.PS.FTS.B, 19%, 2/15/27 ....... 768 758
1715140.PS.FTS.B, 24.03%, 2/15/27 .... 1,099 1,093
1702128.PS.FTS.B, 13.4%, 2/16/27 ..... 10,037 9,719
1709420.PS.FTS.B, 21.18%, 2/16/27 .... 7,508 7,504
1716991.PS.FTS.B, 13.7%, 2/17/27 ..... 16,192 15,798
1709807.PS.FTS.B, 15.1%, 2/17/27 ..... 11,808 11,515
1696093.PS.FTS.B, 16%, 2/17/27 ....... 10,085 10,061
1711007.PS.FTS.B, 18.78%, 2/18/27 .... 11,355 11,367
1710686.PS.FTS.B, 19%, 2/18/27 ....... 6,771 6,777
1715893.PS.FTS.B, 10.8%, 2/22/27 ..... 5,548 –
1721862.PS.FTS.B, 12.3%, 2/28/27 ..... 6,601 6,482
1715572.PS.FTS.B, 21.5%, 2/28/27 ..... 10,706 11,135
1725226.PS.FTS.B, 11.5%, 3/03/27 ..... 6,518 6,300
1708439.PS.FTS.B, 16.7%, 3/09/27 ..... 4,121 4,097
1720876.PS.FTS.B, 18.4%, 3/22/27 ..... 13,559 3,425
1710332.PS.FTS.B, 16.18%, 3/24/27 .... 11,720 473
1749361.PS.FTS.B, 10.5%, 4/05/27 ..... 9,262 8,947
1742753.PS.FTS.B, 11.7%, 4/05/27 ..... 9,357 9,038
1749355.PS.FTS.B, 12.7%, 4/05/27 ..... 27,990 3,342
1742750.PS.FTS.B, 16.18%, 4/05/27 .... 5,892 5,686
1752456.PS.FTS.B, 16.18%, 4/05/27 .... 4,247 2,254
1752438.PS.FTS.B, 18.13%, 4/05/27 .... 7,036 6,788
1749730.PS.FTS.B, 11.6%, 4/06/27 ..... 10,020 9,681

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1752882.PS.FTS.B, 12.4%, 4/06/27 ..... $ 3,361 $ 3,247
1752861.PS.FTS.B, 12.5%, 4/06/27 ..... 6,728 6,500
1750048.PS.FTS.B, 13.13%, 4/06/27 .... 10,145 9,798
1750153.PS.FTS.B, 16.9%, 4/06/27 ..... 6,273 6,184
1744484.PS.FTS.B, 11.2%, 4/07/27 ..... 23,294 22,511
1754274.PS.FTS.B, 11.6%, 4/07/27 ..... 2,337 2,259
1754268.PS.FTS.B, 13.4%, 4/07/27 ..... 6,779 6,549
1751020.PS.FTS.B, 14.49%, 4/07/27 .... 3,972 3,844
1753719.PS.FTS.B, 14.68%, 4/07/27 .... 10,952 10,594
1744412.PS.FTS.B, 19%, 4/07/27 ....... 9,207 9,077
1745348.PS.FTS.B, 10.4%, 4/08/27 ..... 19,830 19,169
1745378.PS.FTS.B, 12.2%, 4/08/27 ..... 10,068 9,731
1749376.PS.FTS.B, 19.06%, 4/10/27 .... 3,917 3,858
1755504.PS.FTS.B, 10.29%, 4/11/27 .... 5,943 5,749
1745708.PS.FTS.B, 11.79%, 4/11/27 ..... 2,086 256
1752913.PS.FTS.B, 15.5%, 4/11/27 ..... 6,894 6,668
1754277.PS.FTS.B, 25.9%, 4/11/27 ..... 2,667 28
1756335.PS.FTS.B, 18.33%, 4/12/27 .... 16,560 16,370
1755102.PS.FTS.B, 15.29%, 4/13/27 .... 20,712 20,013
1759314.PS.FTS.B, 10.8%, 4/14/27 ..... 6,633 6,420
1742747.PS.FTS.B, 14.38%, 4/15/27 .... 7,224 6,977
1742765.PS.FTS.B, 18%, 4/15/27 ....... 4,254 4,191
1762938.PS.FTS.B, 16.83%, 4/20/27 .... 11,706 11,661
1755513.PS.FTS.B, 21%, 4/20/27 ....... 4,341 4,408
1752091.PS.FTS.B, 13.2%, 4/28/27 ..... 26,060 1,430
1760241.PS.FTS.B, 15%, 4/28/27 ....... 10,603 10,252
1686267.PS.FTS.B, 21.18%, 6/15/27 .... 7,871 7,829
1693040.PS.FTS.B, 15.29%, 9/12/27 .... 11,759 11,349
1750289.PS.FTS.B, 15%, 10/22/27 ...... 15,478 14,814
1693289.PS.FTS.B, 12.9%, 12/21/27 .... 6,857 6,640
1710296.PS.FTS.B, 21.18%, 1/17/28 .... 7,600 3,155
1744499.PS.FTS.B, 18.48%, 1/31/28 .... 7,179 4,006
1743968.PS.FTS.B, 11.2%, 3/07/28 ..... 13,308 12,776
1,405,305
Upgrade, Inc.
22753947.UG.FTS.B, 28.99%, 9/16/24 ... 2,835 2,919
22724262.UG.FTS.B, 29.69%, 9/17/24 ... 3,720 3,839
23038391.UG.FTS.B, 26.77%, 9/26/24 ... 1,779 1,830
22732959.UG.FTS.B, 28.71%, 10/03/24 .. 4,362 4,478
23786228.UG.FTS.B, 29.69%, 10/28/24 .. 2,253 2,351
24184289.UG.FTS.B, 27.74%, 11/06/24 .. 1,651 1,673
24800940.UG.FTS.B, 25.82%, 11/27/24 .. 5,759 5,961
24350329.UG.FTS.B, 27.74%, 11/29/24 .. 2,378 2,472
24938220.UG.FTS.B, 26.77%, 12/03/24 .. 4,361 4,492
24763225.UG.FTS.B, 27.74%, 12/24/24 .. 10,048 10,519
25561593.UG.FTS.B, 21.93%, 12/27/24 .. 5,422 851
41,385
Upgrade, Inc. - Card
991819588.UG.FTS.B, 29.49%, 12/12/24 . 418 149
991342732.UG.FTS.B, 29.49%, 12/23/24 . 113 118
991740852.UG.FTS.B, 15.97%, 2/08/25 .. 70 29
991724808.UG.FTS.B, 17.99%, 2/08/25 .. 358 –
991735248.UG.FTS.B, 17.99%, 2/08/25 .. 124 22
991732442.UG.FTS.B, 14.98%, 2/10/25 .. 286 291
991733275.UG.FTS.B, 14.98%, 2/10/25 .. 127 129
991776139.UG.FTS.B, 15.97%, 2/10/25 .. 389 396
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991839233.UG.FTS.B, 15.97%, 2/10/25 .. $ 46 $ 46
991758232.UG.FTS.B, 16.99%, 2/10/25 .. 130 133
991771576.UG.FTS.B, 16.99%, 2/10/25 .. 176 178
991767919.UG.FTS.B, 17.99%, 2/10/25 .. 42 42
991802234.UG.FTS.B, 17.99%, 2/10/25 .. 1,677 1,709
991761364.UG.FTS.B, 28.98%, 2/10/25 .. 131 135
991827179.UG.FTS.B, 28.98%, 2/10/25 .. 104 107
991740362.UG.FTS.B, 16.99%, 2/11/25 .. 498 507
991747996.UG.FTS.B, 16.99%, 2/11/25 .. 258 263
991755840.UG.FTS.B, 16.99%, 2/11/25 .. 88 88
991851331.UG.FTS.B, 28.98%, 2/11/25 .. 681 695
991745632.UG.FTS.B, 29.49%, 2/11/25 .. 50 51
991815191.UG.FTS.B, 29.49%, 2/11/25 .. 8 8
991815738.UG.FTS.B, 29.49%, 2/11/25 .. 45 46
991829840.UG.FTS.B, 29.49%, 2/11/25 .. 136 140
991772549.UG.FTS.B, 15%, 2/12/25 ..... 325 332
991898060.UG.FTS.B, 15.97%, 2/12/25 .. 71 71
991758319.UG.FTS.B, 16.99%, 2/12/25 .. 95 95
991769114.UG.FTS.B, 17.99%, 2/12/25 .. 218 222
991807436.UG.FTS.B, 17.99%, 2/12/25 .. 132 135
991827757.UG.FTS.B, 18.97%, 2/12/25 .. 73 74
991872148.UG.FTS.B, 18.97%, 2/12/25 .. 1,699 1,730
991816619.UG.FTS.B, 19.21%, 2/12/25 .. 300 306
991864191.UG.FTS.B, 19.21%, 2/12/25 .. 500 510
991840163.UG.FTS.B, 19.8%, 2/12/25 ... 248 252
991760875.UG.FTS.B, 19.99%, 2/12/25 .. 40 41
991826760.UG.FTS.B, 19.99%, 2/12/25 .. 44 44
991752839.UG.FTS.B, 20.46%, 2/12/25 .. 461 462
991852722.UG.FTS.B, 20.46%, 2/12/25 .. 264 270
992003412.UG.FTS.B, 20.46%, 2/12/25 .. 120 16
991957028.UG.FTS.B, 20.97%, 2/12/25 .. 36 36
991802583.UG.FTS.B, 21.46%, 2/12/25 .. 123 –
991806756.UG.FTS.B, 21.46%, 2/12/25 .. 7 7
991863804.UG.FTS.B, 21.98%, 2/12/25 .. 486 498
991833350.UG.FTS.B, 22.97%, 2/12/25 .. 899 –
991820674.UG.FTS.B, 23.95%, 2/12/25 .. 86 88
991849884.UG.FTS.B, 27.99%, 2/12/25 .. 275 282
991753187.UG.FTS.B, 28.98%, 2/12/25 .. 125 41
991801416.UG.FTS.B, 28.98%, 2/12/25 .. 260 270
991803393.UG.FTS.B, 28.98%, 2/12/25 .. 203 208
991804110.UG.FTS.B, 28.98%, 2/12/25 .. 63 66
991806309.UG.FTS.B, 28.98%, 2/12/25 .. 77 25
991812552.UG.FTS.B, 28.98%, 2/12/25 .. 25 25
991817728.UG.FTS.B, 28.98%, 2/12/25 .. 92 30
991818557.UG.FTS.B, 28.98%, 2/12/25 .. 34 34
991829022.UG.FTS.B, 28.98%, 2/12/25 .. 33 16
991830871.UG.FTS.B, 28.98%, 2/12/25 .. 154 11
991832753.UG.FTS.B, 28.98%, 2/12/25 .. 189 195
991836990.UG.FTS.B, 28.98%, 2/12/25 .. 46 47
991838664.UG.FTS.B, 28.98%, 2/12/25 .. 831 60
991838703.UG.FTS.B, 28.98%, 2/12/25 .. 48 49
991841608.UG.FTS.B, 28.98%, 2/12/25 .. 166 –
991843868.UG.FTS.B, 28.98%, 2/12/25 .. 107 111
991807146.UG.FTS.B, 29.46%, 2/12/25 .. 141 146
991753952.UG.FTS.B, 29.49%, 2/12/25 .. 237 241
991762228.UG.FTS.B, 29.49%, 2/12/25 .. 58 60
991790482.UG.FTS.B, 29.49%, 2/12/25 .. 91 93
991798251.UG.FTS.B, 29.49%, 2/12/25 .. 53 54

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991803191.UG.FTS.B, 29.49%, 2/12/25 .. $ 128 $ 44
991806948.UG.FTS.B, 29.49%, 2/12/25 .. 66 69
991809346.UG.FTS.B, 29.49%, 2/12/25 .. 77 79
991811105.UG.FTS.B, 29.49%, 2/12/25 .. 11 11
991813309.UG.FTS.B, 29.49%, 2/12/25 .. 92 7
991825037.UG.FTS.B, 29.49%, 2/12/25 .. 12 12
991826473.UG.FTS.B, 29.49%, 2/12/25 .. 27 2
991828550.UG.FTS.B, 29.49%, 2/12/25 .. 222 229
991829556.UG.FTS.B, 29.49%, 2/12/25 .. 4 2
991837472.UG.FTS.B, 29.49%, 2/12/25 .. 67 70
991846043.UG.FTS.B, 29.49%, 2/12/25 .. 53 55
991849938.UG.FTS.B, 29.49%, 2/12/25 .. 56 59
991853347.UG.FTS.B, 29.49%, 2/12/25 .. 1,160 1,202
991854668.UG.FTS.B, 29.49%, 2/12/25 .. 918 953
991837288.UG.FTS.B, 15%, 2/13/25 ..... 19 19
991838768.UG.FTS.B, 15%, 2/13/25 ..... 145 147
991900934.UG.FTS.B, 15.97%, 2/13/25 .. 92 93
991995168.UG.FTS.B, 15.97%, 2/13/25 .. 49 50
991772971.UG.FTS.B, 16.99%, 2/13/25 .. 491 495
991789526.UG.FTS.B, 16.99%, 2/13/25 .. 297 302
991851687.UG.FTS.B, 16.99%, 2/13/25 .. 24 24
991863444.UG.FTS.B, 16.99%, 2/13/25 .. 62 27
991898765.UG.FTS.B, 16.99%, 2/13/25 .. 1,988 2,023
991964092.UG.FTS.B, 16.99%, 2/13/25 .. 540 548
991764232.UG.FTS.B, 17.99%, 2/13/25 .. 57 58
991765109.UG.FTS.B, 17.99%, 2/13/25 .. 7 7
991770734.UG.FTS.B, 17.99%, 2/13/25 .. 80 81
991790361.UG.FTS.B, 17.99%, 2/13/25 .. 14 14
991762564.UG.FTS.B, 18.97%, 2/13/25 .. 178 12
991860430.UG.FTS.B, 18.97%, 2/13/25 .. 14 14
991888359.UG.FTS.B, 19.21%, 2/13/25 .. 27 14
991994001.UG.FTS.B, 19.21%, 2/13/25 .. 235 239
991804993.UG.FTS.B, 19.99%, 2/13/25 .. 209 66
991815843.UG.FTS.B, 19.99%, 2/13/25 .. 250 254
991831745.UG.FTS.B, 19.99%, 2/13/25 .. 120 123
991834564.UG.FTS.B, 19.99%, 2/13/25 .. 886 913
991835719.UG.FTS.B, 20.46%, 2/13/25 .. 1,122 1,144
991851215.UG.FTS.B, 20.46%, 2/13/25 .. 20 20
991826312.UG.FTS.B, 21.46%, 2/13/25 .. 313 316
991867322.UG.FTS.B, 21.46%, 2/13/25 .. 111 113
991838484.UG.FTS.B, 21.98%, 2/13/25 .. 159 160
991884233.UG.FTS.B, 21.98%, 2/13/25 .. 49 50
991845521.UG.FTS.B, 22.95%, 2/13/25 .. 1,578 1,620
991817461.UG.FTS.B, 27.99%, 2/13/25 .. 195 201
991773511.UG.FTS.B, 28.98%, 2/13/25 .. 70 72
991777156.UG.FTS.B, 28.98%, 2/13/25 .. 548 566
991794293.UG.FTS.B, 28.98%, 2/13/25 .. 556 85
991795226.UG.FTS.B, 28.98%, 2/13/25 .. 81 82
991804663.UG.FTS.B, 28.98%, 2/13/25 .. 64 66
991805844.UG.FTS.B, 28.98%, 2/13/25 .. 224 228
991807185.UG.FTS.B, 28.98%, 2/13/25 .. 17 18
991808321.UG.FTS.B, 28.98%, 2/13/25 .. 251 36
991808486.UG.FTS.B, 28.98%, 2/13/25 .. 77 78
991808933.UG.FTS.B, 28.98%, 2/13/25 .. 81 84
991809700.UG.FTS.B, 28.98%, 2/13/25 .. 271 279
991811977.UG.FTS.B, 28.98%, 2/13/25 .. 78 11
991817001.UG.FTS.B, 28.98%, 2/13/25 .. 260 93
991817771.UG.FTS.B, 28.98%, 2/13/25 .. 50 52
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991822597.UG.FTS.B, 28.98%, 2/13/25 .. $ 100 $ 104
991832349.UG.FTS.B, 28.98%, 2/13/25 .. 66 69
991840865.UG.FTS.B, 28.98%, 2/13/25 .. 81 83
991844003.UG.FTS.B, 28.98%, 2/13/25 .. 161 166
991845546.UG.FTS.B, 28.98%, 2/13/25 .. 61 62
991849019.UG.FTS.B, 28.98%, 2/13/25 .. 127 129
991849383.UG.FTS.B, 28.98%, 2/13/25 .. 402 417
991853522.UG.FTS.B, 28.98%, 2/13/25 .. 1,087 155
991762706.UG.FTS.B, 29.49%, 2/13/25 .. 47 49
991794448.UG.FTS.B, 29.49%, 2/13/25 .. 43 44
991802525.UG.FTS.B, 29.49%, 2/13/25 .. 702 49
991803467.UG.FTS.B, 29.49%, 2/13/25 .. 230 237
991810935.UG.FTS.B, 29.49%, 2/13/25 .. 111 36
991812601.UG.FTS.B, 29.49%, 2/13/25 .. 192 200
991813160.UG.FTS.B, 29.49%, 2/13/25 .. 49 50
991814587.UG.FTS.B, 29.49%, 2/13/25 .. 61 61
991816392.UG.FTS.B, 29.49%, 2/13/25 .. 45 47
991820548.UG.FTS.B, 29.49%, 2/13/25 .. 35 35
991820840.UG.FTS.B, 29.49%, 2/13/25 .. 106 33
991821533.UG.FTS.B, 29.49%, 2/13/25 .. 17 1
991825720.UG.FTS.B, 29.49%, 2/13/25 .. 535 546
991857159.UG.FTS.B, 29.49%, 2/13/25 .. 291 303
991857606.UG.FTS.B, 29.49%, 2/13/25 .. 77 80
991773058.UG.FTS.B, 15.97%, 2/14/25 .. 2 2
991770123.UG.FTS.B, 16.99%, 2/14/25 .. 291 294
991784739.UG.FTS.B, 16.99%, 2/14/25 .. 994 131
991939974.UG.FTS.B, 16.99%, 2/14/25 .. 208 212
991962430.UG.FTS.B, 16.99%, 2/14/25 .. 115 15
991767560.UG.FTS.B, 17.99%, 2/14/25 .. 55 55
991772757.UG.FTS.B, 17.99%, 2/14/25 .. 2,603 2,643
991775466.UG.FTS.B, 17.99%, 2/14/25 .. 71 71
991813569.UG.FTS.B, 17.99%, 2/14/25 .. 236 240
991830188.UG.FTS.B, 18.97%, 2/14/25 .. 406 414
991871531.UG.FTS.B, 19.8%, 2/14/25 ... 99 101
991873354.UG.FTS.B, 19.8%, 2/14/25 ... 9 9
991805685.UG.FTS.B, 19.99%, 2/14/25 .. 119 1
991820154.UG.FTS.B, 19.99%, 2/14/25 .. 14 14
991842185.UG.FTS.B, 19.99%, 2/14/25 .. 35 35
991825048.UG.FTS.B, 20.97%, 2/14/25 .. 92 94
991900726.UG.FTS.B, 20.97%, 2/14/25 .. 169 23
991889627.UG.FTS.B, 21.46%, 2/14/25 .. 93 29
991910744.UG.FTS.B, 21.46%, 2/14/25 .. 35 13
991807412.UG.FTS.B, 28.98%, 2/14/25 .. 233 237
991814585.UG.FTS.B, 28.98%, 2/14/25 .. 340 350
991815145.UG.FTS.B, 28.98%, 2/14/25 .. 68 10
991818104.UG.FTS.B, 28.98%, 2/14/25 .. 53 53
991820882.UG.FTS.B, 28.98%, 2/14/25 .. 299 307
991823151.UG.FTS.B, 28.98%, 2/14/25 .. 133 137
991824915.UG.FTS.B, 28.98%, 2/14/25 .. 49 51
991835570.UG.FTS.B, 28.98%, 2/14/25 .. 74 77
991835935.UG.FTS.B, 28.98%, 2/14/25 .. 166 172
991841496.UG.FTS.B, 28.98%, 2/14/25 .. 57 59
991803107.UG.FTS.B, 29.49%, 2/14/25 .. 74 78
991805019.UG.FTS.B, 29.49%, 2/14/25 .. 41 43
991808473.UG.FTS.B, 29.49%, 2/14/25 .. 625 634
991811157.UG.FTS.B, 29.49%, 2/14/25 .. 22 22
991811373.UG.FTS.B, 29.49%, 2/14/25 .. 261 272
991812058.UG.FTS.B, 29.49%, 2/14/25 .. 100 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991815619.UG.FTS.B, 29.49%, 2/14/25 .. $ 15 $ 16
991819000.UG.FTS.B, 29.49%, 2/14/25 .. 29 29
991820047.UG.FTS.B, 29.49%, 2/14/25 .. 378 393
991822073.UG.FTS.B, 29.49%, 2/14/25 .. 234 16
991822173.UG.FTS.B, 29.49%, 2/14/25 .. 82 85
991823710.UG.FTS.B, 29.49%, 2/14/25 .. 147 153
991826813.UG.FTS.B, 29.49%, 2/14/25 .. 2 2
991831048.UG.FTS.B, 29.49%, 2/14/25 .. 445 456
991832048.UG.FTS.B, 29.49%, 2/14/25 .. 51 53
991832343.UG.FTS.B, 29.49%, 2/14/25 .. 34 34
991834001.UG.FTS.B, 29.49%, 2/14/25 .. 29 29
991835429.UG.FTS.B, 29.49%, 2/14/25 .. 368 384
991842038.UG.FTS.B, 29.49%, 2/14/25 .. 65 68
991843173.UG.FTS.B, 29.49%, 2/14/25 .. 46 47
991843756.UG.FTS.B, 29.49%, 2/14/25 .. 935 963
991847323.UG.FTS.B, 29.49%, 2/14/25 .. 54 56
991789128.UG.FTS.B, 15%, 2/15/25 ..... 433 438
991851600.UG.FTS.B, 15.97%, 2/15/25 .. 135 138
991781788.UG.FTS.B, 15.99%, 2/15/25 .. 215 220
991818245.UG.FTS.B, 15.99%, 2/15/25 .. 191 194
991885852.UG.FTS.B, 16.99%, 2/15/25 .. 52 53
991967241.UG.FTS.B, 16.99%, 2/15/25 .. 76 77
991784876.UG.FTS.B, 17.99%, 2/15/25 .. 362 369
991838452.UG.FTS.B, 18.97%, 2/15/25 .. 383 389
991842168.UG.FTS.B, 19.21%, 2/15/25 .. 298 21
991860520.UG.FTS.B, 19.21%, 2/15/25 .. 502 512
991885352.UG.FTS.B, 19.8%, 2/15/25 ... 33 33
991784969.UG.FTS.B, 19.99%, 2/15/25 .. 523 531
991802931.UG.FTS.B, 19.99%, 2/15/25 .. 53 55
991829098.UG.FTS.B, 19.99%, 2/15/25 .. 242 251
991835552.UG.FTS.B, 21.98%, 2/15/25 .. 174 178
991946872.UG.FTS.B, 23.95%, 2/15/25 .. 150 152
991807279.UG.FTS.B, 27.99%, 2/15/25 .. 64 66
991779814.UG.FTS.B, 28.98%, 2/15/25 .. 357 371
991808277.UG.FTS.B, 28.98%, 2/15/25 .. 141 146
991808466.UG.FTS.B, 28.98%, 2/15/25 .. 84 88
991808666.UG.FTS.B, 28.98%, 2/15/25 .. 74 74
991811774.UG.FTS.B, 28.98%, 2/15/25 .. 82 85
991817978.UG.FTS.B, 28.98%, 2/15/25 .. 373 385
991818026.UG.FTS.B, 28.98%, 2/15/25 .. 69 71
991825566.UG.FTS.B, 28.98%, 2/15/25 .. 49 51
991840458.UG.FTS.B, 28.98%, 2/15/25 .. 3 3
991843119.UG.FTS.B, 28.98%, 2/15/25 .. 98 100
991844759.UG.FTS.B, 28.98%, 2/15/25 .. 141 147
991852017.UG.FTS.B, 28.98%, 2/15/25 .. 104 108
991853669.UG.FTS.B, 28.98%, 2/15/25 .. 23 23
991855575.UG.FTS.B, 28.98%, 2/15/25 .. 77 79
991778437.UG.FTS.B, 29.49%, 2/15/25 .. 119 124
991794398.UG.FTS.B, 29.49%, 2/15/25 .. 33 33
991804151.UG.FTS.B, 29.49%, 2/15/25 .. 42 43
991808493.UG.FTS.B, 29.49%, 2/15/25 .. 64 67
991816017.UG.FTS.B, 29.49%, 2/15/25 .. 49 49
991818267.UG.FTS.B, 29.49%, 2/15/25 .. 37 39
991825651.UG.FTS.B, 29.49%, 2/15/25 .. 304 312
991825953.UG.FTS.B, 29.49%, 2/15/25 .. 146 146
991826550.UG.FTS.B, 29.49%, 2/15/25 .. 19 19
991830568.UG.FTS.B, 29.49%, 2/15/25 .. 123 128
991832219.UG.FTS.B, 29.49%, 2/15/25 .. 35 36
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991833396.UG.FTS.B, 29.49%, 2/15/25 .. $ 212 $ 222
991834132.UG.FTS.B, 29.49%, 2/15/25 .. 74 77
991834349.UG.FTS.B, 29.49%, 2/15/25 .. 55 57
991835600.UG.FTS.B, 29.49%, 2/15/25 .. 11 11
991842134.UG.FTS.B, 29.49%, 2/15/25 .. 84 85
991842993.UG.FTS.B, 29.49%, 2/15/25 .. 67 70
991843227.UG.FTS.B, 29.49%, 2/15/25 .. 123 18
991849202.UG.FTS.B, 29.49%, 2/15/25 .. 162 163
991851480.UG.FTS.B, 29.49%, 2/15/25 .. 243 247
991855015.UG.FTS.B, 29.49%, 2/15/25 .. 63 65
991823722.UG.FTS.B, 14.97%, 2/16/25 .. 278 283
991797926.UG.FTS.B, 14.98%, 2/16/25 .. 54 54
991801116.UG.FTS.B, 15%, 2/16/25 ..... 1,065 1,085
991824562.UG.FTS.B, 15.97%, 2/16/25 .. 16 16
991787407.UG.FTS.B, 16.99%, 2/16/25 .. 233 239
991854632.UG.FTS.B, 16.99%, 2/16/25 .. 166 169
991902815.UG.FTS.B, 16.99%, 2/16/25 .. 71 72
991929151.UG.FTS.B, 16.99%, 2/16/25 .. 10 10
991937144.UG.FTS.B, 16.99%, 2/16/25 .. 927 944
991941145.UG.FTS.B, 16.99%, 2/16/25 .. 149 13
991964791.UG.FTS.B, 16.99%, 2/16/25 .. 900 7
991851044.UG.FTS.B, 17.97%, 2/16/25 .. 62 62
991868894.UG.FTS.B, 17.99%, 2/16/25 .. 342 349
991921494.UG.FTS.B, 17.99%, 2/16/25 .. 1,925 1,960
991854974.UG.FTS.B, 19.99%, 2/17/25 .. 108 9
991793801.UG.FTS.B, 28.98%, 2/17/25 .. 30 31
991806681.UG.FTS.B, 28.98%, 2/17/25 .. 373 387
991822283.UG.FTS.B, 28.98%, 2/17/25 .. 1,609 111
991878584.UG.FTS.B, 28.98%, 2/17/25 .. 202 14
991985560.UG.FTS.B, 28.98%, 2/17/25 .. 184 191
991806949.UG.FTS.B, 29.49%, 2/17/25 .. 49 51
991830438.UG.FTS.B, 29.49%, 2/17/25 .. 97 101
992003670.UG.FTS.B, 29.49%, 2/17/25 .. 88 88
992008864.UG.FTS.B, 29.49%, 2/17/25 .. 78 80
991806983.UG.FTS.B, 19.8%, 4/13/25 ... 69 70
991941107.UG.FTS.B, 17.99%, 5/12/25 .. 148 137
991871804.UG.FTS.B, 20.97%, 5/12/25 .. 207 166
991844908.UG.FTS.B, 21.46%, 5/13/25 .. 1,044 853
991847760.UG.FTS.B, 28.98%, 5/14/25 .. 58 45
991825101.UG.FTS.B, 29.49%, 5/14/25 .. 530 139
991849835.UG.FTS.B, 16.99%, 5/15/25 .. 370 26
991803612.UG.FTS.B, 29.49%, 5/15/25 .. 42 44
991814314.UG.FTS.B, 29.49%, 6/13/25 .. 848 58
991792923.UG.FTS.B, 29.49%, 6/14/25 .. 79 –
991816717.UG.FTS.B, 29.49%, 6/15/25 .. 170 179
991829765.UG.FTS.B, 29.49%, 6/17/25 .. 150 157
991785806.UG.FTS.B, 20.46%, 7/12/25 .. 154 158
991774883.UG.FTS.B, 16.99%, 8/15/25 .. 503 389
991763663.UG.FTS.B, 16.99%, 9/13/25 .. 212 217
991809713.UG.FTS.B, 29.49%, 9/14/25 .. 88 94
991823702.UG.FTS.B, 28.98%, 10/15/25 . 248 17
991808149.UG.FTS.B, 29.49%, 10/15/25 . 78 82
991872326.UG.FTS.B, 17.99%, 10/16/25 . 3,739 259
991854422.UG.FTS.B, 29.49%, 10/17/25 . 494 519
991835626.UG.FTS.B, 28.98%, 4/15/26 .. 227 237
991811876.UG.FTS.B, 28.98%, 5/12/26 .. 16 15
991843314.UG.FTS.B, 18.47%, 2/13/29 .. 88 6
991851736.UG.FTS.B, 22.47%, 2/14/29 .. 24 2

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991802654.UG.FTS.B, 29.49%, 2/14/29 .. $ 41 $ 3
991807783.UG.FTS.B, 29.49%, 2/14/29 .. 7 –
991813506.UG.FTS.B, 29.49%, 2/15/29 .. 6 –
991816140.UG.FTS.B, 29.49%, 2/15/29 .. 37 1
991997607.UG.FTS.B, 29.49%, 2/17/29 .. 16 1
991850187.UG.FTS.B, 29.49%, 5/12/29 .. 9 9
991991790.UG.FTS.B, 16.99%, 5/13/29 .. 1 1
991807781.UG.FTS.B, 19.8%, 5/13/29 ... 19 20
991842634.UG.FTS.B, 29.49%, 5/15/29 .. 3 3
56,516
Upstart Network, Inc.
L1716943.UP.FTS.B, 9.3%, 9/15/24 ..... 1,537 1,534
L1715024.UP.FTS.B, 9.8%, 9/15/24 ..... 466 464
L1717347.UP.FTS.B, 10.59%, 9/15/24 .... 770 768
L1716025.UP.FTS.B, 10.69%, 9/15/24 .... 793 793
L1717926.UP.FTS.B, 11.94%, 9/15/24 .... 774 774
L1716380.UP.FTS.B, 13.61%, 9/15/24 .... 328 328
L1716238.UP.FTS.B, 14.13%, 9/15/24 .... 587 588
L1714869.UP.FTS.B, 15.65%, 9/15/24 .... 1,933 1,943
L1715589.UP.FTS.B, 16.64%, 9/15/24 .... 2,550 2,567
L1716811.UP.FTS.B, 16.92%, 9/15/24 .... 277 278
L1716828.UP.FTS.B, 17.26%, 9/15/24 .... 513 517
L1716020.UP.FTS.B, 23.35%, 9/15/24 .... 330 332
L1715151.UP.FTS.B, 23.45%, 9/15/24 .... 338 340
L1712382.UP.FTS.B, 23.73%, 9/15/24 .... 811 807
L1717684.UP.FTS.B, 25.05%, 9/15/24 .... 414 417
FW1715798.UP.FTS.B, 29.92%, 9/15/24 .. 275 277
L1717607.UP.FTS.B, 13.74%, 9/28/24 .... 1,653 1,650
L1886505.UP.FTS.B, 13.79%, 10/20/24 ... 196 198
L1888623.UP.FTS.B, 13.96%, 10/20/24 ... 77 76
L1887864.UP.FTS.B, 14.09%, 10/20/24 ... 394 394
L1887716.UP.FTS.B, 16.64%, 10/20/24 ... 956 930
L1889126.UP.FTS.B, 20.94%, 10/20/24 ... 2,780 952
L1889255.UP.FTS.B, 22.61%, 10/20/24 ... 975 983
FW1885395.UP.FTS.B, 26.24%, 10/20/24 . 675 680
FW1880410.UP.FTS.B, 27.93%, 10/20/24 . 917 923
FW1886414.UP.FTS.B, 28.39%, 10/20/24 . 472 475
L2037773.UP.FTS.B, 5.25%, 11/15/24 .... 1,835 1,755
L2046679.UP.FTS.B, 6.86%, 11/15/24 .... 2,118 2,102
L2047798.UP.FTS.B, 7.62%, 11/15/24 .... 1,069 1,065
L2049330.UP.FTS.B, 8.87%, 11/15/24 .... 1,513 1,507
L2048001.UP.FTS.B, 10.35%, 11/15/24 ... 1,096 1,094
L2047620.UP.FTS.B, 10.51%, 11/15/24 ... 937 134
L2047014.UP.FTS.B, 11.93%, 11/15/24 ... 2,086 2,085
L2048784.UP.FTS.B, 13.49%, 11/15/24 ... 680 681
L2047716.UP.FTS.B, 15.83%, 11/15/24 ... 1,988 2,003
FW2047086.UP.FTS.B, 16.6%, 11/15/24 .. 938 946
L2047759.UP.FTS.B, 17.02%, 11/15/24 ... 259 261
L2032354.UP.FTS.B, 18.46%, 11/15/24 ... 403 406
L2049049.UP.FTS.B, 18.57%, 11/15/24 ... 1,685 1,694
L2048756.UP.FTS.B, 19.75%, 11/15/24 ... 1,455 1,467
L2048019.UP.FTS.B, 19.76%, 11/15/24 ... 412 416
FW2047227.UP.FTS.B, 19.97%, 11/15/24 . 578 41
FW2047688.UP.FTS.B, 20.13%, 11/15/24 . 1,725 1,672
L2047733.UP.FTS.B, 21.64%, 11/15/24 ... 1,275 200
L2046773.UP.FTS.B, 21.75%, 11/15/24 ... 437 424
L2094775.UP.FTS.B, 7.57%, 11/22/24 .... 1,062 1,061
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2095323.UP.FTS.B, 10.22%, 11/22/24 ... $ 329 $ 328
L2096413.UP.FTS.B, 11.37%, 11/22/24 ... 4,434 4,430
L2094380.UP.FTS.B, 14.25%, 11/22/24 ... 865 869
L2096824.UP.FTS.B, 14.34%, 11/22/24 ... 1,833 1,851
L2095963.UP.FTS.B, 14.96%, 11/22/24 ... 458 459
FW2095095.UP.FTS.B, 15.88%, 11/22/24 . 194 193
L2095754.UP.FTS.B, 16.91%, 11/22/24 ... 1,153 1,164
FW2096312.UP.FTS.B, 17.78%, 11/22/24 . 1,138 1,104
L2094961.UP.FTS.B, 18.66%, 11/22/24 ... 240 242
FW2091484.UP.FTS.B, 19.01%, 11/22/24 . 1,399 1,358
FW2094863.UP.FTS.B, 19.11%, 11/22/24 . 241 243
FW2095652.UP.FTS.B, 28.05%, 11/22/24 . 3,083 2,993
FW2094168.UP.FTS.B, 28.88%, 11/22/24 . 646 651
L2047831.UP.FTS.B, 20.33%, 11/23/24 ... 1,820 1,763
FW2095845.UP.FTS.B, 15.91%, 11/28/24 . 1,968 96
L2292994.UP.FTS.B, 5.09%, 12/21/24 .... 556 552
L2294913.UP.FTS.B, 5.24%, 12/21/24 .... 519 516
FW2294665.UP.FTS.B, 5.75%, 12/21/24 .. 473 470
L2295367.UP.FTS.B, 5.78%, 12/21/24 .... 522 519
FW2293946.UP.FTS.B, 6.19%, 12/21/24 .. 1,354 1,344
L2295100.UP.FTS.B, 7.19%, 12/21/24 .... 261 259
FW2294439.UP.FTS.B, 7.72%, 12/21/24 .. 2,578 2,573
L2294814.UP.FTS.B, 7.77%, 12/21/24 .... 1,493 219
L2294775.UP.FTS.B, 8.85%, 12/21/24 .... 716 715
L2294851.UP.FTS.B, 13.12%, 12/21/24 ... 518 518
L2294095.UP.FTS.B, 13.3%, 12/21/24 .... 454 24
L2296216.UP.FTS.B, 13.69%, 12/21/24 ... 895 896
L2295222.UP.FTS.B, 15.07%, 12/21/24 ... 919 928
FW2295530.UP.FTS.B, 15.84%, 12/21/24 . 1,663 1,679
L2293609.UP.FTS.B, 16.79%, 12/21/24 ... 1,406 1,419
L2294084.UP.FTS.B, 17.86%, 12/21/24 ... 405 409
L2294351.UP.FTS.B, 19.21%, 12/21/24 ... 835 809
L2285455.UP.FTS.B, 19.28%, 12/21/24 ... 548 552
L2295474.UP.FTS.B, 19.79%, 12/21/24 ... 1,102 1,113
FW2296126.UP.FTS.B, 21.1%, 12/21/24 .. 288 290
L2295046.UP.FTS.B, 21.11%, 12/21/24 ... 1,395 1,410
L2295180.UP.FTS.B, 22.24%, 12/21/24 ... 1,270 1,283
FW2294007.UP.FTS.B, 24.91%, 12/21/24 . 180 179
FW2295751.UP.FTS.B, 26.57%, 12/21/24 . 1,472 1,487
FW2294187.UP.FTS.B, 27.27%, 12/21/24 . 1,239 1,245
L2296625.UP.FTS.B, 5.45%, 12/22/24 .... 1,183 1,175
L2297554.UP.FTS.B, 5.64%, 12/22/24 .... 1,303 1,295
L2296988.UP.FTS.B, 5.71%, 12/22/24 .... 1,657 1,647
L2297459.UP.FTS.B, 6.46%, 12/22/24 .... 1,189 1,181
L2297555.UP.FTS.B, 6.86%, 12/22/24 .... 961 955
L2297930.UP.FTS.B, 7.09%, 12/22/24 .... 714 709
L2299053.UP.FTS.B, 7.5%, 12/22/24 .... 1,452 1,449
L2298344.UP.FTS.B, 7.65%, 12/22/24 .... 1,886 1,883
L2298178.UP.FTS.B, 7.89%, 12/22/24 .... 1,459 1,455
L2294325.UP.FTS.B, 9.41%, 12/22/24 .... 1,473 1,471
L2298627.UP.FTS.B, 10.13%, 12/22/24 ... 1,246 1,243
L2298051.UP.FTS.B, 10.22%, 12/22/24 ... 1,235 1,234
L2298036.UP.FTS.B, 10.46%, 12/22/24 ... 1,750 1,746
L2296736.UP.FTS.B, 10.73%, 12/22/24 ... 723 722
L2297100.UP.FTS.B, 11.43%, 12/22/24 ... 747 54
L2298636.UP.FTS.B, 11.78%, 12/22/24 ... 887 889
L2289317.UP.FTS.B, 12.5%, 12/22/24 .... 1,785 1,788
L2297999.UP.FTS.B, 13.52%, 12/22/24 ... 258 259

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2296920.UP.FTS.B, 13.62%, 12/22/24 ... $ 1,815 $ 1,815
L2298784.UP.FTS.B, 14.44%, 12/22/24 ... 2,608 2,635
FW2297351.UP.FTS.B, 16.06%, 1 2/22/24 . 1,034 75
L2299210.UP.FTS.B, 16.21%, 12/22/24 ... 289 290
L2297197.UP.FTS.B, 17.21%, 12/22/24 ... 537 541
L2300066.UP.FTS.B, 17.65%, 12/22/24 ... 525 530
L2300339.UP.FTS.B, 18.46%, 12/22/24 ... 271 274
L2298393.UP.FTS.B, 19.2%, 12/22/24 .... 2,505 2,429
L2286362.UP.FTS.B, 19.22%, 12/22/24 ... 2,163 2,183
FW2298373.UP.FTS.B, 19.34%, 12/22/24 . 823 832
FW2299910.UP.FTS.B, 19.59%, 12/22/24 . 1,346 1,359
L2296192.UP.FTS.B, 20.3%, 12/22/24 .... 272 275
FW2300328.UP.FTS.B, 21.6%, 12/22/24 .. 5,530 5,587
L2297511.UP.FTS.B, 21.76%, 12/22/24 ... 2,810 2,841
FW2299932.UP.FTS.B, 21.85%, 12/22/24 . 3,093 3,125
FW2300114.UP.FTS.B, 21.91%, 12/22/24 . 1,407 1,422
L2300171.UP.FTS.B, 22.14%, 12/22/24 ... 248 248
L2296425.UP.FTS.B, 22.43%, 12/22/24 ... 2,121 2,144
L2299865.UP.FTS.B, 22.56%, 12/22/24 ... 356 358
L2296417.UP.FTS.B, 22.8%, 12/22/24 .... 3,037 3,069
L2296476.UP.FTS.B, 22.83%, 12/22/24 ... 1,890 1,904
L2299850.UP.FTS.B, 23.44%, 12/22/24 ... 1,385 1,399
L2299432.UP.FTS.B, 24.17%, 12/22/24 ... 983 991
FW2296692.UP.FTS.B, 24.93%, 12/22/24 . 435 440
FW2296914.UP.FTS.B, 26.15%, 12/22/24 . 323 326
L2294199.UP.FTS.B, 20.47%, 1/01/25 .... 936 941
L2298428.UP.FTS.B, 8.15%, 1/06/25 .... 1,555 1,553
L2424056.UP.FTS.B, 5.61%, 1/13/25 .... 1,064 1,056
L2423394.UP.FTS.B, 6.27%, 1/13/25 .... 2,677 2,658
L2425497.UP.FTS.B, 7.24%, 1/13/25 .... 5,429 5,387
L2425262.UP.FTS.B, 8.32%, 1/13/25 .... 1,778 1,775
L2425211.UP.FTS.B, 8.5%, 1/13/25 ...... 2,550 364
FW2428576.UP.FTS.B, 10.33%, 1/13/25 .. 2,415 2,407
L2423475.UP.FTS.B, 10.43%, 1/13/25 .... 979 977
L2427021.UP.FTS.B, 11.18%, 1/13/25 .... 1,409 1,406
L2398504.UP.FTS.B, 11.71%, 1/13/25 .... 284 284
L2428568.UP.FTS.B, 12.86%, 1/13/25 .... 2,007 2,007
L2428590.UP.FTS.B, 12.98%, 1/13/25 .... 1,855 135
FW2419292.UP.FTS.B, 13.72%, 1/13/25 .. 579 578
L2423989.UP.FTS.B, 13.92%, 1/13/25 .... 898 906
L2426394.UP.FTS.B, 14.04%, 1/13/25 .... 2,083 2,081
FW2423167.UP.FTS.B, 15.7%, 1/13/25 ... 222 220
L2425994.UP.FTS.B, 15.97%, 1/13/25 .... 478 35
L2416454.UP.FTS.B, 20%, 1/13/25 ...... 1,840 1,855
L2426497.UP.FTS.B, 20.53%, 1/13/25 .... 2,043 2,059
L2424244.UP.FTS.B, 21.43%, 1/13/25 .... 2,115 2,129
FW2423092.UP.FTS.B, 22.82%, 1/13/25 .. 2,970 2,995
FW2422846.UP.FTS.B, 26.62%, 1/13/25 .. 2,086 2,098
FW2423280.UP.FTS.B, 26.88%, 1/13/25 .. 3,105 462
FW2426742.UP.FTS.B, 27.82%, 1/13/25 .. 335 222
FW2423178.UP.FTS.B, 28.33%, 1/13/25 .. 429 429
L2434116.UP.FTS.B, 4.81%, 1/14/25 ..... 1,713 1,701
L2418575.UP.FTS.B, 5.02%, 1/14/25 .... 10,535 10,461
FW2435057.UP.FTS.B, 5.13%, 1/14/25 ... 871 865
L2434822.UP.FTS.B, 5.8%, 1/14/25 ..... 1,412 1,402
L2435457.UP.FTS.B, 5.9%, 1/14/25 ..... 667 662
L2421481.UP.FTS.B, 5.96%, 1/14/25 .... 667 662
L2428662.UP.FTS.B, 6.19%, 1/14/25 .... 535 532
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2428904.UP.FTS.B, 6.39%, 1/14/25 .... $ 1,340 $ 1,331
L2434626.UP.FTS.B, 6.42%, 1/14/25 .... 4,383 4,352
FW2432338.UP.FTS.B, 6.53%, 1/14/25 ... 3,214 3,191
L2430005.UP.FTS.B, 6.62%, 1/14/25 .... 537 534
FW2433653.UP.FTS.B, 7.07%, 1/14/25 ... 3,278 235
L2432222.UP.FTS.B, 7.3%, 1/14/25 ..... 1,353 1,351
L2432554.UP.FTS.B, 7.39%, 1/14/25 .... 4,334 4,327
L2429588.UP.FTS.B, 8.57%, 1/14/25 .... 6,036 6,025
FW2428881.UP.FTS.B, 8.87%, 1/14/25 ... 2,753 2,748
L2432996.UP.FTS.B, 11.65%, 1/14/25 .... 2,266 2,267
L2432213.UP.FTS.B, 12.69%, 1/14/25 .... 887 888
FW2428995.UP.FTS.B, 13.01%, 1/14/25 .. 1,148 1,149
L2429660.UP.FTS.B, 15.34%, 1/14/25 .... 325 314
L2433771.UP.FTS.B, 16.58%, 1/14/25 .... 2,923 2,946
L2432759.UP.FTS.B, 18.08%, 1/14/25 .... 423 427
L2435184.UP.FTS.B, 18.26%, 1/14/25 .... 3,025 3,051
FW2435471.UP.FTS.B, 19.27%, 1/14/25 .. 611 616
L2431902.UP.FTS.B, 19.35%, 1/14/25 .... 766 770
L2406011.UP.FTS.B, 20.17%, 1/14/25 .... 1,695 1,709
L2435303.UP.FTS.B, 22.6%, 1/14/25 .... 3,165 470
L2435145.UP.FTS.B, 23.16%, 1/14/25 .... 1,585 1,597
L2430162.UP.FTS.B, 23.44%, 1/14/25 .... 2,425 172
FW2423306.UP.FTS.B, 29.18%, 1/15/25 .. 2,230 2,245
L2436421.UP.FTS.B, 5.98%, 1/18/25 .... 1,847 1,834
FW2437692.UP.FTS.B, 6.91%, 1/18/25 ... 1,617 1,606
FW2439168.UP.FTS.B, 8.76%, 1/18/25 ... 1,370 1,368
L2436781.UP.FTS.B, 9.67%, 1/18/25 .... 2,774 2,770
L2438341.UP.FTS.B, 10.14%, 1/18/25 .... 419 418
L2436150.UP.FTS.B, 10.72%, 1/18/25 .... 1,262 1,263
L2437166.UP.FTS.B, 11.13%, 1/18/25 .... 901 863
L2406128.UP.FTS.B, 11.74%, 1/18/25 .... 568 568
FW2436511.UP.FTS.B, 13.11%, 1/18/25 .. 1,150 1,151
FW2438258.UP.FTS.B, 13.5%, 1/18/25 ... 860 861
L2436007.UP.FTS.B, 16.06%, 1/18/25 .... 429 433
FW2439200.UP.FTS.B, 18.01%, 1/18/25 .. 603 609
L2438734.UP.FTS.B, 18.88%, 1/18/25 .... 1,513 1,527
FW2436576.UP.FTS.B, 19.32%, 1/18/25 .. 1,222 1,233
L2435933.UP.FTS.B, 21.5%, 1/18/25 .... 860 833
L2437623.UP.FTS.B, 21.63%, 1/18/25 .... 898 904
L2436538.UP.FTS.B, 21.66%, 1/18/25 .... 2,038 2,048
FW2435735.UP.FTS.B, 22.33%, 1/18/25 .. 3,040 3,063
L2435694.UP.FTS.B, 23.43%, 1/18/25 .... 440 444
L2439081.UP.FTS.B, 9.27%, 1/27/25 .... 2,626 2,621
L2428185.UP.FTS.B, 9.7%, 1/28/25 ..... 2,787 2,782
L2608076.UP.FTS.B, 6.4%, 2/10/25 ..... 1,124 1,116
L2603419.UP.FTS.B, 6.97%, 2/10/25 .... 2,145 1,332
L2605161.UP.FTS.B, 8.41%, 2/10/25 .... 606 605
L2602588.UP.FTS.B, 8.74%, 2/10/25 .... 3,023 3,015
L2604174.UP.FTS.B, 9.25%, 2/10/25 .... 1,758 1,753
FW2602705.UP.FTS.B, 10.63%, 2/10/25 .. 862 860
FW2604002.UP.FTS.B, 11.31%, 2/10/25 .. 9,416 9,391
FW2607521.UP.FTS.B, 11.42%, 2/10/25 .. 592 591
L2607713.UP.FTS.B, 11.85%, 2/10/25 .... 1,553 1,551
FW2604412.UP.FTS.B, 12.03%, 2/10/25 .. 628 628
L2603571.UP.FTS.B, 13.11%, 2/10/25 .... 324 322
L2605323.UP.FTS.B, 14.99%, 2/10/25 .... 502 37
L2605799.UP.FTS.B, 15.28%, 2/10/25 .... 1,620 1,631
L2607677.UP.FTS.B, 18.39%, 2/10/25 .... 6,774 6,805

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2606706.UP.FTS.B, 19.04%, 2/10/25 .. $ 504 $ 507
FW2607831.UP.FTS.B, 19.55%, 2/10/25 .. 337 339
L2606380.UP.FTS.B, 21.09%, 2/10/25 .... 1,712 1,720
FW2604398.UP.FTS.B, 25.04%, 2/10/25 .. 354 356
FW2602438.UP.FTS.B, 25.48%, 2/10/25 .. 1,308 418
FW2608083.UP.FTS.B, 29.04%, 2/10/25 .. 1,388 1,392
L2559948.UP.FTS.B, 6.36%, 2/11/25 ..... 14,943 14,824
FW2610553.UP.FTS.B, 7.05%, 2/11/25 ... 1,794 1,781
L2611637.UP.FTS.B, 7.21%, 2/11/25 ..... 1,937 1,923
L2613730.UP.FTS.B, 7.75%, 2/11/25 ..... 8,299 8,279
FW2615331.UP.FTS.B, 10.38%, 2/11/25 .. 464 463
FW2609609.UP.FTS.B, 11.5%, 2/11/25 ... 938 937
L2612036.UP.FTS.B, 13.32%, 2/11/25 .... 1,718 1,717
L2607238.UP.FTS.B, 13.47%, 2/11/25 .... 956 963
L2614740.UP.FTS.B, 14.28%, 2/11/25 .... 3,499 3,524
FW2610423.UP.FTS.B, 17.65%, 2/11/25 .. 1,325 1,335
L2615349.UP.FTS.B, 17.97%, 2/11/25 .... 554 558
L2614223.UP.FTS.B, 18.74%, 2/11/25 .... 1,507 1,517
L2612860.UP.FTS.B, 19.65%, 2/11/25 .... 2,125 2,134
FW2614854.UP.FTS.B, 20.12%, 2/11/25 .. 496 499
L2611111.UP.FTS.B, 20.83%, 2/11/25 .... 576 573
L2610485.UP.FTS.B, 21.72%, 2/11/25 .... 3,452 3,458
FW2613906.UP.FTS.B, 22.85%, 2/11/25 .. 347 349
L2613386.UP.FTS.B, 22.9%, 2/11/25 ..... 2,777 2,789
L2615495.UP.FTS.B, 24.65%, 2/11/25 .... 2,923 2,936
FW2611527.UP.FTS.B, 26.67%, 2/11/25 .. 7,182 7,220
FW2610708.UP.FTS.B, 31.36%, 2/11/25 .. 1,222 1,225
L2608607.UP.FTS.B, 7.29%, 2/12/25 .... 3,000 2,977
L2617531.UP.FTS.B, 9.41%, 2/14/25 .... 3,944 3,936
L2618393.UP.FTS.B, 12.87%, 2/14/25 .... 1,565 1,565
FW2616160.UP.FTS.B, 13.5%, 2/14/25 ... 548 547
L2616391.UP.FTS.B, 13.87%, 2/14/25 .... 799 799
L2618286.UP.FTS.B, 16.38%, 2/14/25 .... 983 990
L2617246.UP.FTS.B, 16.8%, 2/14/25 .... 3,123 3,116
FW2616262.UP.FTS.B, 17.76%, 2/14/25 .. 539 205
L2584870.UP.FTS.B, 18.22%, 2/14/25 .... 662 667
L2616222.UP.FTS.B, 19.49%, 2/14/25 .... 576 579
L2617430.UP.FTS.B, 20.47%, 2/14/25 .... 5,471 5,486
L2615004.UP.FTS.B, 20.75%, 2/14/25 .... 682 687
FW2615790.UP.FTS.B, 25.6%, 2/14/25 ... 890 895
FW2617005.UP.FTS.B, 25.65%, 2/14/25 .. 712 716
FW2617024.UP.FTS.B, 28.53%, 2/14/25 .. 1,825 1,835
L1715704.UP.FTS.B, 11.53%, 2/15/25 .... 3,276 3,277
L1716455.UP.FTS.B, 14.23%, 2/15/25 .... 413 30
L1715893.UP.FTS.B, 19.55%, 2/15/25 .... 973 980
L1888732.UP.FTS.B, 18.47%, 3/20/25 .... 1,705 1,644
FW1884445.UP.FTS.B, 29.15%, 3/20/25 .. 629 45
FW1889076.UP.FTS.B, 30.32%, 3/20/25 .. 1,583 7
L2950073.UP.FTS.B, 6.9%, 4/14/25 ..... 3,533 3,506
L2949006.UP.FTS.B, 7.34%, 4/14/25 .... 2,650 2,629
FW2950302.UP.FTS.B, 8.61%, 4/14/25 ... 765 759
L2949710.UP.FTS.B, 9.46%, 4/14/25 .... 3,105 3,095
L2950058.UP.FTS.B, 9.46%, 4/14/25 .... 796 794
FW2950661.UP.FTS.B, 9.55%, 4/14/25 ... 1,276 1,273
L2950499.UP.FTS.B, 10.1%, 4/14/25 .... 955 949
L2949804.UP.FTS.B, 11.24%, 4/14/25 .... 729 727
L2950816.UP.FTS.B, 11.31%, 4/14/25 .... 632 630
L2949385.UP.FTS.B, 11.88%, 4/14/25 .... 3,999 3,985
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2951900.UP.FTS.B, 12.02%, 4/14/25 .... $ 2,617 $ 2,615
L2950678.UP.FTS.B, 12.4%, 4/14/25 .... 816 815
L2951520.UP.FTS.B, 13.5%, 4/14/25 .... 1,517 1,513
L2950266.UP.FTS.B, 13.94%, 4/14/25 .... 838 836
L2949379.UP.FTS.B, 14.06%, 4/14/25 .... 556 555
L2950382.UP.FTS.B, 15.7%, 4/14/25 .... 384 387
L2951331.UP.FTS.B, 16.4%, 4/14/25 .... 360 361
L2951781.UP.FTS.B, 16.49%, 4/14/25 .... 1,582 1,589
L2950169.UP.FTS.B, 16.64%, 4/14/25 .... 7,801 7,835
L2942398.UP.FTS.B, 18.94%, 4/14/25 .... 1,819 261
FW2949345.UP.FTS.B, 19.25%, 4/14/25 .. 1,315 1,316
FW2951691.UP.FTS.B, 20.36%, 4/14/25 .. 2,217 2,227
L2949677.UP.FTS.B, 21.51%, 4/14/25 .... 5,213 5,219
L2950045.UP.FTS.B, 22.15%, 4/14/25 .... 222 221
L2950329.UP.FTS.B, 23.25%, 4/14/25 .... 1,044 1,049
L2951079.UP.FTS.B, 23.91%, 4/14/25 .... 1,577 1,579
FW2950219.UP.FTS.B, 25.83%, 4/14/25 .. 1,031 1,035
FW2951404.UP.FTS.B, 29.21%, 4/14/25 .. 596 598
L2047834.UP.FTS.B, 9.02%, 4/15/25 .... 992 988
L2047190.UP.FTS.B, 13.12%, 4/15/25 .... 1,738 126
L2294127.UP.FTS.B, 16.18%, 5/21/25 .... 1,769 1,780
FW2295991.UP.FTS.B, 29.39%, 5/21/25 .. 1,681 1,695
FW2298854.UP.FTS.B, 8.03%, 5/22/25 ... 789 787
L2298269.UP.FTS.B, 8.91%, 5/22/25 .... 7,668 7,646
L2298532.UP.FTS.B, 17.26%, 5/22/25 .... 1,130 82
FW2298127.UP.FTS.B, 18.19%, 5/22/25 .. 775 780
FW2296618.UP.FTS.B, 19.77%, 5/22/25 .. 369 373
L2299568.UP.FTS.B, 21.13%, 5/22/25 .... 5,516 5,554
L2294977.UP.FTS.B, 13.32%, 5/27/25 .... 2,251 2,245
L2299094.UP.FTS.B, 19.48%, 6/01/25 .... 552 556
L2394315.UP.FTS.B, 7.03%, 6/13/25 .... 1,776 1,761
L2427527.UP.FTS.B, 22.56%, 6/13/25 .... 813 504
FW2423658.UP.FTS.B, 27.05%, 6/13/25 .. 789 522
FW2430961.UP.FTS.B, 10.21%, 6/14/25 .. 1,651 126
L2435242.UP.FTS.B, 10.25%, 6/14/25 .... 1,108 319
L2436629.UP.FTS.B, 13.84%, 6/18/25 .... 383 383
FW2603194.UP.FTS.B, 9.76%, 7/10/25 ... 1,984 1,973
L2602759.UP.FTS.B, 17.08%, 7/10/25 .... 5,163 5,180
FW2607955.UP.FTS.B, 23.75%, 7/10/25 .. 1,851 1,846
L2616546.UP.FTS.B, 9.84%, 7/14/25 .... 4,721 4,705
L1716921.UP.FTS.B, 23.03%, 7/15/25 .... 1,641 1,649
FW2605911.UP.FTS.B, 17.81%, 7/25/25 .. 2,159 2,164
FW1885149.UP.FTS.B, 25.87%, 8/20/25 .. 1,252 89
L2950494.UP.FTS.B, 7.36%, 9/14/25 .... 889 880
FW2951887.UP.FTS.B, 13.49%, 9/14/25 .. 703 700
L2951348.UP.FTS.B, 13.94%, 9/14/25 .... 1,134 1,129
FW2951735.UP.FTS.B, 15.61%, 9/14/25 .. 2,683 2,688
L2950178.UP.FTS.B, 20.99%, 9/14/25 .... 5,294 382
L2048994.UP.FTS.B, 24.16%, 9/15/25 .... 1,049 1,048
L2297395.UP.FTS.B, 17.85%, 10/22/25 ... 3,894 3,923
L2437139.UP.FTS.B, 5.87%, 11/18/25 .... 450 446
L2436181.UP.FTS.B, 20.04%, 11/18/25 ... 2,951 2,793
FW2428997.UP.FTS.B, 8.05%, 11/28/25 .. 1,507 1,499
L1714660.UP.FTS.B, 8.12%, 9/15/26 .... 18,998 17,930
L1717453.UP.FTS.B, 9.3%, 9/15/26 ..... 27,048 26,905
FW1716114.UP.FTS.B, 10.5%, 9/15/26 ... 544 541
L1712309.UP.FTS.B, 10.63%, 9/15/26 .... 2,196 2,190
L1714525.UP.FTS.B, 12.1%, 9/15/26 .... 29,575 7,584

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1716286.UP.FTS.B, 13.58%, 9/15/26 .... $ 8,506 $ 8,485
L1718329.UP.FTS.B, 15.98%, 9/15/26 .... 2,326 2,327
L1714475.UP.FTS.B, 16.18%, 9/15/26 .... 4,050 4,040
L1716175.UP.FTS.B, 19.72%, 9/15/26 .... 6,035 6,058
L1714787.UP.FTS.B, 19.9%, 9/15/26 .... 1,095 1,105
L1716305.UP.FTS.B, 19.95%, 9/15/26 .... 2,969 2,978
L1692458.UP.FTS.B, 22.21%, 9/15/26 .... 2,793 2,818
L1713636.UP.FTS.B, 22.84%, 9/15/26 .... 2,644 2,670
L1717659.UP.FTS.B, 24.51%, 9/15/26 .... 1,898 1,901
L1716148.UP.FTS.B, 25%, 9/15/26 ...... 761 762
L1714798.UP.FTS.B, 25.5%, 9/15/26 .... 3,247 3,290
L1717974.UP.FTS.B, 25.5%, 9/15/26 .... 1,782 1,806
L1715574.UP.FTS.B, 25.72%, 9/15/26 .... 4,336 4,394
L1713640.UP.FTS.B, 26.25%, 9/15/26 .... 2,699 2,730
L1705442.UP.FTS.B, 26.69%, 9/15/26 .... 4,506 4,556
FW1718296.UP.FTS.B, 26.73%, 9/15/26 .. 4,742 4,797
FW1718853.UP.FTS.B, 27.42%, 9/15/26 .. 5,047 355
FW1714570.UP.FTS.B, 27.72%, 9/15/26 .. 5,186 5,256
FW1714502.UP.FTS.B, 28.45%, 9/15/26 .. 5,419 5,491
FW1718304.UP.FTS.B, 30.56%, 9/15/26 .. 1,860 1,884
FW1680820.UP.FTS.B, 31.24%, 9/15/26 .. 7,346 7,444
FW1708223.UP.FTS.B, 31.43%, 9/15/26 .. 2,543 2,577
FW1712750.UP.FTS.B, 31.43%, 9/15/26 .. 12,036 12,196
FW1718952.UP.FTS.B, 31.98%, 9/15/26 .. 5,238 5,308
FW1718497.UP.FTS.B, 32.01%, 9/15/26 .. 1,545 1,566
FW1717605.UP.FTS.B, 32.67%, 9/15/26 .. 1,688 –
FW1886121.UP.FTS.B, 7.36%, 10/20/26 .. 2,181 2,165
L1888552.UP.FTS.B, 7.94%, 10/20/26 .... 16,482 16,389
L1888883.UP.FTS.B, 8.11%, 10/20/26 .... 6,826 6,789
L1882812.UP.FTS.B, 8.28%, 10/20/26 .... 16,544 16,451
L1886838.UP.FTS.B, 9.58%, 10/20/26 .... 5,034 5,009
L1885593.UP.FTS.B, 10.23%, 10/20/26 ... 25,128 25,045
FW1885766.UP.FTS.B, 12.47%, 10/20/26 . 18,406 18,365
L1885346.UP.FTS.B, 12.58%, 10/20/26 ... 1,713 1,709
L1885846.UP.FTS.B, 13.96%, 10/20/26 ... 14,648 14,603
L1888251.UP.FTS.B, 14.9%, 10/20/26 .... 1,828 1,740
L1883791.UP.FTS.B, 16%, 10/20/26 ..... 6,568 6,583
L1887062.UP.FTS.B, 16.6%, 10/20/26 .... 2,993 3,005
FW1887343.UP.FTS.B, 17.02%, 10/20/26 . 1,515 1,512
L1882034.UP.FTS.B, 17.06%, 10/20/26 ... 3,022 3,029
FW1886267.UP.FTS.B, 17.53%, 10/20/26 . 6,316 6,330
L1884411.UP.FTS.B, 17.65%, 10/20/26 ... 3,891 3,899
L1884412.UP.FTS.B, 17.98%, 10/20/26 ... 4,269 4,278
FW1885177.UP.FTS.B, 19.83%, 10/20/26 . 3,723 3,768
L1888979.UP.FTS.B, 20.2%, 10/20/26 .... 11,213 11,345
L1886466.UP.FTS.B, 20.85%, 10/20/26 ... 8,716 8,837
L1885611.UP.FTS.B, 20.87%, 10/20/26 ... 2,856 2,829
L1889370.UP.FTS.B, 21.62%, 10/20/26 ... 6,311 6,325
L1886870.UP.FTS.B, 21.7%, 10/20/26 .... 10,733 10,860
L1887570.UP.FTS.B, 22.24%, 10/20/26 ... 2,031 2,055
L1887186.UP.FTS.B, 23.15%, 10/20/26 ... 1,279 1,295
FW1888999.UP.FTS.B, 23.52%, 10/20/26 . 3,032 3,068
L1886386.UP.FTS.B, 23.7%, 10/20/26 .... 3,471 3,512
L1882558.UP.FTS.B, 25.08%, 10/20/26 ... 1,043 1,056
FW1887450.UP.FTS.B, 25.16%, 10/20/26 . 9,765 9,882
FW1885417.UP.FTS.B, 25.25%, 10/20/26 . 3,257 3,296
L1888117.UP.FTS.B, 25.32%, 10/20/26 ... 2,673 2,705
L1865153.UP.FTS.B, 25.42%, 10/20/26 ... 4,762 4,829
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1885219.UP.FTS.B, 25.47%, 10/20/26 ... $ 653 $ 662
L1888296.UP.FTS.B, 25.48%, 10/20/26 ... 5,614 5,681
L1888453.UP.FTS.B, 25.56%, 10/20/26 ... 10,410 10,556
L1885428.UP.FTS.B, 25.94%, 10/20/26 ... 9,369 9,502
L1862311.UP.FTS.B, 26.09%, 10/20/26 ... 5,245 5,320
FW1886962.UP.FTS.B, 27.78%, 10/20/26 . 6,652 6,747
FW1885184.UP.FTS.B, 29.51%, 10/20/26 . 9,041 9,149
FW1884150.UP.FTS.B, 30.85%, 10/20/26 . 844 820
FW1886189.UP.FTS.B, 30.94%, 10/20/26 . 2,393 2,422
FW1888248.UP.FTS.B, 31.19%, 10/20/26 . 8,802 8,889
FW1888517.UP.FTS.B, 31.21%, 10/20/26 . 1,368 1,384
FW1886674.UP.FTS.B, 31.35%, 10/20/26 . 3,160 3,198
FW1888130.UP.FTS.B, 31.35%, 10/20/26 . 890 901
FW1887695.UP.FTS.B, 31.4%, 10/20/26 .. 5,274 5,337
L2047884.UP.FTS.B, 7.92%, 11/15/26 .... 8,547 8,493
L2049043.UP.FTS.B, 8.02%, 11/15/26 .... 9,624 9,568
L2048411.UP.FTS.B, 8.56%, 11/15/26 .... 2,264 2,251
L2047237.UP.FTS.B, 9.32%, 11/15/26 .... 4,018 3,995
FW2046704.UP.FTS.B, 9.53%, 11/15/26 .. 8,630 8,580
L2048415.UP.FTS.B, 9.54%, 11/15/26 .... 9,206 9,152
L2039266.UP.FTS.B, 10.56%, 11/15/26 ... 2,329 2,315
L2047893.UP.FTS.B, 10.71%, 11/15/26 ... 2,911 2,900
L2041972.UP.FTS.B, 10.92%, 11/15/26 ... 32,389 1,897
L2047021.UP.FTS.B, 10.99%, 11/15/26 ... 21,732 21,653
L2047044.UP.FTS.B, 11.1%, 11/15/26 .... 9,496 1,306
L2047288.UP.FTS.B, 11.81%, 11/15/26 ... 766 762
FW2047068.UP.FTS.B, 12.14%, 11/15/26 . 634 630
L2048156.UP.FTS.B, 13.55%, 11/15/26 ... 4,017 3,796
L2046597.UP.FTS.B, 14.02%, 11/15/26 ... 12,043 12,000
L2047243.UP.FTS.B, 14.23%, 11/15/26 ... 10,863 10,824
FW2047393.UP.FTS.B, 14.85%, 11/15/26 . 6,070 6,069
L2048500.UP.FTS.B, 14.96%, 11/15/26 ... 15,680 14,819
FW2049034.UP.FTS.B, 15.15%, 11/15/26 . 3,923 3,921
L2049134.UP.FTS.B, 15.26%, 11/15/26 ... 15,097 15,039
L2048596.UP.FTS.B, 15.55%, 11/15/26 ... 3,649 3,635
L2048855.UP.FTS.B, 15.99%, 11/15/26 ... 5,787 5,776
FW2048646.UP.FTS.B, 16.12%, 11/15/26 . 4,739 199
FW2047282.UP.FTS.B, 16.13%, 11/15/26 . 2,255 2,239
L2045526.UP.FTS.B, 16.56%, 11/15/26 ... 12,341 12,358
FW2046700.UP.FTS.B, 16.57%, 11/15/26 . 5,713 411
L2048386.UP.FTS.B, 16.67%, 11/15/26 ... 6,426 6,102
L2048811.UP.FTS.B, 16.74%, 11/15/26 ... 613 611
L2046948.UP.FTS.B, 17.39%, 11/15/26 ... 9,333 9,330
L2046932.UP.FTS.B, 17.96%, 11/15/26 ... 12,495 12,450
L2048349.UP.FTS.B, 19.37%, 11/15/26 ... 5,417 794
L2049268.UP.FTS.B, 19.7%, 11/15/26 .... 4,447 4,452
L2047722.UP.FTS.B, 19.71%, 11/15/26 ... 6,294 6,290
L2049153.UP.FTS.B, 19.94%, 11/15/26 ... 6,405 6,462
L2048873.UP.FTS.B, 20.43%, 11/15/26 ... 2,837 2,830
L2047238.UP.FTS.B, 20.7%, 11/15/26 .... 6,661 6,340
FW2047226.UP.FTS.B, 20.73%, 11/15/26 . 3,206 3,209
L2047279.UP.FTS.B, 20.87%, 11/15/26 ... 5,778 5,840
L2047474.UP.FTS.B, 21.16%, 11/15/26 ... 7,697 7,779
L2048606.UP.FTS.B, 21.48%, 11/15/26 ... 6,489 6,545
L2047175.UP.FTS.B, 21.59%, 11/15/26 ... 782 789
L2047532.UP.FTS.B, 21.84%, 11/15/26 ... 3,237 3,272
L2047358.UP.FTS.B, 21.89%, 11/15/26 ... 3,238 3,273
L2047197.UP.FTS.B, 21.93%, 11/15/26 ... 7,062 7,070

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2047187.UP.FTS.B, 22.1%, 11/15/26 .. $ 10,380 $ 10,491
FW2047897.UP.FTS.B, 22.1%, 11/15/26 .. 1,447 104
FW2049063.UP.FTS.B, 22.49%, 11/15/26 . 18,234 18,254
FW2047777.UP.FTS.B, 22.57%, 11/15/26 . 2,215 2,239
L2047210.UP.FTS.B, 23.31%, 11/15/26 ... 5,899 5,962
L2048190.UP.FTS.B, 23.66%, 11/15/26 ... 8,627 8,704
L2048627.UP.FTS.B, 23.71%, 11/15/26 ... 600 593
FW2047866.UP.FTS.B, 23.86%, 11/15/26 . 3,570 3,567
L2046912.UP.FTS.B, 23.87%, 11/15/26 ... 2,144 2,164
L2048336.UP.FTS.B, 24.12%, 11/15/26 ... 2,767 2,657
FW2034466.UP.FTS.B, 24.37%, 11/15/26 . 1,852 1,872
L2047240.UP.FTS.B, 24.44%, 11/15/26 ... 4,776 4,794
L2047586.UP.FTS.B, 24.7%, 11/15/26 .... 1,525 1,542
L2019591.UP.FTS.B, 24.92%, 11/15/26 ... 6,025 6,020
L2047926.UP.FTS.B, 25.21%, 11/15/26 ... 9,710 1,424
L2047674.UP.FTS.B, 25.3%, 11/15/26 .... 2,679 2,702
L2048978.UP.FTS.B, 25.37%, 11/15/26 ... 6,667 6,738
L2049419.UP.FTS.B, 25.38%, 11/15/26 ... 744 747
L2048909.UP.FTS.B, 25.5%, 11/15/26 .... 1,736 1,754
L2043947.UP.FTS.B, 25.57%, 11/15/26 ... 1,603 1,620
FW2027220.UP.FTS.B, 25.94%, 11/15/26 . 1,139 1,151
FW2047100.UP.FTS.B, 26.77%, 11/15/26 . 2,023 2,045
FW2045584.UP.FTS.B, 27.07%, 11/15/26 . 4,373 4,418
FW2048599.UP.FTS.B, 28.16%, 11/15/26 . 633 638
FW2047988.UP.FTS.B, 29.5%, 11/15/26 .. 5,726 5,782
FW2047468.UP.FTS.B, 30.8%, 11/15/26 .. 1,369 1,369
FW2049349.UP.FTS.B, 30.81%, 11/15/26 . 1,113 1,125
FW2049409.UP.FTS.B, 31.09%, 11/15/26 . 7,076 7,139
FW1979816.UP.FTS.B, 31.12%, 11/15/26 . 1,977 1,995
FW2046950.UP.FTS.B, 31.12%, 11/15/26 . 5,229 5,284
FW2048800.UP.FTS.B, 31.12%, 11/15/26 . 2,123 2,142
FW2048749.UP.FTS.B, 31.13%, 11/15/26 . 1,794 1,812
FW2047818.UP.FTS.B, 31.21%, 11/15/26 . 2,237 2,255
FW2047594.UP.FTS.B, 31.24%, 11/15/26 . 1,117 1,126
FW2048610.UP.FTS.B, 31.92%, 11/15/26 . 4,558 4,606
FW2096102.UP.FTS.B, 7.51%, 11/22/26 .. 4,771 4,746
L2094764.UP.FTS.B, 11.93%, 11/22/26 ... 1,745 1,740
FW2094906.UP.FTS.B, 12.24%, 11/22/26 . 1,598 1,594
FW2083090.UP.FTS.B, 12.64%, 11/22/26 . 566 564
L2094888.UP.FTS.B, 12.99%, 11/22/26 ... 894 892
L2095193.UP.FTS.B, 13.04%, 11/22/26 ... 4,286 4,059
L2095349.UP.FTS.B, 13.57%, 11/22/26 ... 2,519 2,513
L2094766.UP.FTS.B, 16.38%, 11/22/26 ... 2,465 2,469
FW2096834.UP.FTS.B, 16.52%, 11/22/26 . 1,851 1,853
FW2095326.UP.FTS.B, 16.9%, 11/22/26 .. 3,096 3,101
L2095105.UP.FTS.B, 17.31%, 11/22/26 ... 13,582 12,923
FW2094890.UP.FTS.B, 17.34%, 11/22/26 . 9,325 9,340
FW2096292.UP.FTS.B, 18.39%, 11/22/26 . 5,398 5,417
L2094851.UP.FTS.B, 18.61%, 11/22/26 ... 28,814 28,855
FW2096280.UP.FTS.B, 19.26%, 11/22/26 . 6,269 6,351
L2096899.UP.FTS.B, 19.33%, 11/22/26 ... 9,932 9,960
L2096144.UP.FTS.B, 19.54%, 11/22/26 ... 9,454 9,484
L2095820.UP.FTS.B, 19.69%, 11/22/26 ... 6,887 6,906
L2093917.UP.FTS.B, 19.94%, 11/22/26 ... 8,718 630
FW2094159.UP.FTS.B, 20.44%, 11/22/26 . 6,011 6,031
FW2096571.UP.FTS.B, 21.28%, 11/22/26 . 1,980 1,912
L2095646.UP.FTS.B, 21.32%, 11/22/26 ... 955 955
L2096760.UP.FTS.B, 21.84%, 11/22/26 ... 7,120 7,216
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2094894.UP.FTS.B, 22.2%, 11/22/26 .... $ 882 $ 880
FW2095395.UP.FTS.B, 22.89%, 11/22/26 . 1,208 1,152
FW2096115.UP.FTS.B, 23.24%, 11/22/26 . 2,096 2,125
FW2095271.UP.FTS.B, 23.29%, 11/22/26 . 11,613 11,746
FW2024402.UP.FTS.B, 24.5%, 11/22/26 .. 7,944 8,051
L2094789.UP.FTS.B, 24.85%, 11/22/26 ... 13,198 13,371
L2094507.UP.FTS.B, 25.13%, 11/22/26 ... 866 868
L2094312.UP.FTS.B, 25.16%, 11/22/26 ... 20,099 20,368
L2096356.UP.FTS.B, 25.27%, 11/22/26 ... 666 675
L2093956.UP.FTS.B, 25.33%, 11/22/26 ... 2,276 2,301
FW2095277.UP.FTS.B, 25.75%, 11/22/26 . 10,033 10,167
L2094270.UP.FTS.B, 25.87%, 11/22/26 ... 2,142 2,171
FW2096631.UP.FTS.B, 26.76%, 11/22/26 . 2,674 2,709
FW2095637.UP.FTS.B, 26.8%, 11/22/26 .. 2,599 2,629
FW2094585.UP.FTS.B, 27.16%, 11/22/26 . 3,436 3,477
FW2094718.UP.FTS.B, 27.18%, 11/22/26 . 7,207 1,091
FW2073665.UP.FTS.B, 27.21%, 11/22/26 . 2,918 443
L2096054.UP.FTS.B, 27.38%, 11/22/26 ... 2,236 2,266
L2096384.UP.FTS.B, 27.83%, 11/22/26 ... 6,256 6,339
FW2096342.UP.FTS.B, 28.48%, 11/22/26 . 3,422 3,460
FW2094402.UP.FTS.B, 28.65%, 11/22/26 . 2,424 708
FW2096376.UP.FTS.B, 29.0 9%, 11/22/26 . 3,821 3,870
FW2095953.UP.FTS.B, 29.33%, 11/22/26 . 3,372 3,409
FW2094834.UP.FTS.B, 29.86%, 11/22/26 . 3,454 3,500
FW2096279.UP.FTS.B, 30.8%, 11/22/26 .. 834 846
FW2094660.UP.FTS.B, 31.22%, 11/22/26 . 7,553 7,650
FW2096663.UP.FTS.B, 31.48%, 11/22/26 . 3,501 3,540
FW2089645.UP.FTS.B, 31.75%, 11/22/26 . 6,654 6,742
L2046907.UP.FTS.B, 21.17%, 11/28/26 ... 2,382 2,381
L2096773.UP.FTS.B, 24.83%, 12/03/26 ... 1,990 2,015
L2096134.UP.FTS.B, 22.43%, 12/06/26 ... 4,370 4,370
FW2295931.UP.FTS.B, 5.9%, 12/21/26 ... 8,560 8,495
FW2293082.UP.FTS.B, 6.16%, 12/21/26 .. 2,588 2,569
FW2293764.UP.FTS.B, 6.23%, 12/21/26 .. 12,594 12,499
L2296513.UP.FTS.B, 7.11%, 12/21/26 .... 2,142 2,125
FW2293501.UP.FTS.B, 7.39%, 12/21/26 .. 4,283 4,259
L2292686.UP.FTS.B, 7.74%, 12/21/26 .... 1,798 1,695
L2295874.UP.FTS.B, 7.93%, 12/21/26 .... 4,165 4,141
L2293167.UP.FTS.B, 8.19%, 12/21/26 .... 4,669 4,644
L2295697.UP.FTS.B, 8.34%, 12/21/26 .... 702 697
FW2294735.UP.FTS.B, 8.57%, 12/21/26 .. 2,391 2,254
L2295880.UP.FTS.B, 8.72%, 12/21/26 .... 1,761 1,751
L2295310.UP.FTS.B, 9.3%, 12/21/26 .... 4,532 4,506
L2294640.UP.FTS.B, 9.73%, 12/21/26 .... 1,894 1,887
L2294345.UP.FTS.B, 12.41%, 12/21/26 ... 5,176 5,160
L2288385.UP.FTS.B, 12.86%, 12/21/26 ... 3,058 3,049
L2295080.UP.FTS.B, 13.33%, 12/21/26 ... 3,902 3,881
L2294220.UP.FTS.B, 13.69%, 12/21/26 ... 3,700 3,684
L2294373.UP.FTS.B, 13.7%, 12/21/26 .... 3,268 3,257
L2294790.UP.FTS.B, 13.78%, 12/21/26 ... 3,829 3,814
FW2293923.UP.FTS.B, 16.04%, 12/21/26 . 2,357 2,343
L2294540.UP.FTS.B, 16.91%, 12/21/26 ... 1,452 104
FW2293821.UP.FTS.B, 17.3%, 12/21/26 .. 973 968
L2296049.UP.FTS.B, 17.33%, 12/21/26 ... 3,189 3,185
L2293602.UP.FTS.B, 17.68%, 12/21/26 ... 6,702 6,704
L2293520.UP.FTS.B, 17.78%, 12/21/26 ... 3,600 260
L2295430.UP.FTS.B, 18.6%, 12/21/26 .... 9,718 9,255
L2295608.UP.FTS.B, 18.98%, 12/21/26 ... 6,467 6,479

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2293617.UP.FTS.B, 19.06%, 12/21/26 . $ 4,533 $ 4,534
FW2294886.UP.FTS.B, 19.07%, 12/21/26 . 1,277 1,277
FW2293806.UP.FTS.B, 19.41%, 12/21/26 . 5,151 5,150
L2296294.UP.FTS.B, 19.65%, 12/21/26 ... 1,077 1,048
FW2289691.UP.FTS.B, 20.05%, 12/21/26 . 3,266 3,298
L2293347.UP.FTS.B, 20.07%, 12/21/26 ... 19,598 19,634
L2293707.UP.FTS.B, 21.03%, 12/21/26 ... 4,941 4,939
L2295159.UP.FTS.B, 21.2%, 12/21/26 .... 2,177 2,203
L2294842.UP.FTS.B, 21.22%, 12/21/26 ... 3,299 3,338
L2296434.UP.FTS.B, 21.52%, 12/21/26 ... 1,654 1,653
FW2296031.UP.FTS.B, 22.11%, 12/21/26 . 3,455 320
L2296037.UP.FTS.B, 22.38%, 12/21/26 ... 3,266 3,301
L2286942.UP.FTS.B, 22.51%, 12/21/26 ... 1,501 1,517
L2293386.UP.FTS.B, 22.55%, 12/21/26 ... 5,337 5,401
L2294767.UP.FTS.B, 23.15%, 12/21/26 ... 1,753 1,770
FW2296289.UP.FTS.B, 23.69%, 12/21/26 . 4,713 4,630
L2296095.UP.FTS.B, 23.73%, 12/21/26 ... 6,652 6,726
FW2295460.UP.FTS.B, 23.88%, 12/21/26 . 18,642 17,755
L2295502.UP.FTS.B, 23.94%, 12/21/26 ... 6,759 6,516
L2295515.UP.FTS.B, 24.19%, 12/21/26 ... 10,142 10,261
L2295990.UP.FTS.B, 24.34%, 12/21/26 ... 2,913 2,944
L2293012.UP.FTS.B, 24.54%, 12/21/26 ... 2,034 2,033
L2293989.UP.FTS.B, 24.69%, 12/21/26 ... 2,036 2,060
L2294601.UP.FTS.B, 24.7%, 12/21/26 .... 33,938 34,338
FW2296310.UP.FTS.B, 24.81%, 12/21/26 . 2,309 356
L2246443.UP.FTS.B, 25.23%, 12/21/26 ... 754 761
L2295322.UP.FTS.B, 25.28%, 12/21/26 ... 2,957 2,990
L2295069.UP.FTS.B, 25.39%, 12/21/26 ... 1,583 7
L2293969.UP.FTS.B, 25.41%, 12/21/26 ... 9,455 2,740
L2296171.UP.FTS.B, 25.41%, 12/21/26 ... 1,570 1,589
L2294392.UP.FTS.B, 25.44%, 12/21/26 ... 13,195 13,321
L2287500.UP.FTS.B, 25.45%, 12/21/26 ... 4,443 4,486
L2292073.UP.FTS.B, 25.46%, 12/21/26 ... 2,049 2,073
L2295101.UP.FTS.B, 25.65%, 12/21/26 ... 1,741 1,754
FW2295132.UP.FTS.B, 26.71%, 12/21/26 . 27,364 1,950
L2289495.UP.FTS.B, 27.03%, 12/21/26 ... 4,027 285
FW2296329.UP.FTS.B, 27.9%, 12/21/26 .. 2,535 2,562
FW2294924.UP.FTS.B, 28.38%, 12/21/26 . 4,050 4,097
L2296578.UP.FTS.B, 28.56%, 12/21/26 ... 3,630 1,060
FW2294602.UP.FTS.B, 28.58%, 12/21/26 . 1,227 86
FW2295693.UP.FTS.B, 29.44%, 12/21/26 . 862 839
FW2294300.UP.FTS.B, 29.67%, 12/21/26 . 3,530 3,564
FW2293867.UP.FTS.B, 30.1%, 12/21/26 .. 7,507 2,198
FW2293261.UP.FTS.B, 30.26%, 12/21/26 . 779 788
FW2294598.UP.FTS.B, 30.58%, 12/21/26 . 2,447 –
FW2295156.UP.FTS.B, 30.61%, 12/21/26 . 1,477 1,493
FW2296110.UP.FTS.B, 30.89%, 12/21/26 . 786 794
FW2294105.UP.FTS.B, 30.94%, 12/21/26 . 9,077 9,168
FW2295248.UP.FTS.B, 30.94%, 12/21/26 . 2,832 2,724
FW2293727.UP.FTS.B, 31.05%, 12/21/26 . 1,053 1,064
FW2293310.UP.FTS.B, 31.11%, 12/21/26 . 1,282 1,297
FW2295496.UP.FTS.B, 31.18%, 12/21/26 . 1,924 1,947
FW2293684.UP.FTS.B, 31.29%, 12/21/26 . 2,140 2,165
FW2293376.UP.FTS.B, 31.54%, 12/21/26 . 30,018 2,109
L2298042.UP.FTS.B, 5.42%, 12/22/26 .... 5,668 5,627
FW2296838.UP.FTS.B, 5.56%, 12/22/26 .. 7,738 718
L2300162.UP.FTS.B, 5.78%, 12/22/26 .... 854 847
L2298149.UP.FTS.B, 5.81%, 12/22/26 .... 26,756 26,560
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2298867.UP.FTS.B, 6.47%, 12/22/26 .... $ 8,271 $ 8,213
L2298677.UP.FTS.B, 6.71%, 12/22/26 .... 2,008 1,994
FW2298647.UP.FTS.B, 6.85%, 12/22/26 .. 28,775 28,574
L2296512.UP.FTS.B, 6.86%, 12/22/26 .... 17,269 17,144
FW2299026.UP.FTS.B, 7.03%, 12/22/26 .. 2,883 2,867
L2299006.UP.FTS.B, 7.25%, 12/22/26 .... 9,457 8,916
L2298624.UP.FTS.B, 7.52%, 12/22/26 .... 20,257 20,151
L2300059.UP.FTS.B, 7.96%, 12/22/26 .... 2,902 2,886
FW2297741.UP.FTS.B, 8.43%, 12/22/26 .. 3,511 3,493
L2296751.UP.FTS.B, 9.09%, 12/22/26 .... 3,535 3,515
FW2300319.UP.FTS.B, 9.33%, 12/22/26 .. 2,481 2,467
L2275171.UP.FTS.B, 9.45%, 12/22/26 .... 1,478 1,471
FW2275119.UP.FTS.B, 10.09%, 12/22/26 . 17,855 17,765
L2261699.UP.FTS.B, 10.41%, 12/22/26 ... 2,388 2,376
L2299578.UP.FTS.B, 10.73%, 12/22/26 ... 2,635 2,628
L2296896.UP.FTS.B, 10.8%, 12/22/26 .... 1,799 1,792
L2296884.UP.FTS.B, 10.85%, 12/22/26 ... 5,998 5,975
FW2300491.UP.FTS.B, 11.05%, 12/22/26 . 1,680 1,676
L2300049.UP.FTS.B, 11.22%, 12/22/26 ... 15,048 15,007
L2299162.UP.FTS.B, 11.99%, 12/22/26 ... 7,211 7,190
L2296860.UP.FTS.B, 12.01%, 12/22/26 ... 5,210 5,165
L2288091.UP.FTS.B, 12.04%, 12/22/26 ... 6,068 6,046
L2296913.UP.FTS.B, 12.48%, 12/22/26 ... 6,508 6,161
FW2296819.UP.FTS.B, 12.8%, 12/22/26 .. 611 610
L2297301.UP.FTS.B, 13.19%, 12/22/26 ... 3,041 3,033
L2297394.UP.FTS.B, 13.43%, 12/22/26 ... 2,460 2,454
FW2295002.UP.FTS.B, 13.45%, 12/22/26 . 1,046 1,042
L2298273.UP.FTS.B, 13.81%, 12/22/26 ... 17,621 4,567
FW2297621.UP.FTS.B, 13.91%, 12/22/26 . 1,395 1,390
FW2297887.UP.FTS.B, 14.01%, 12/22/26 . 3,616 3,589
L2297583.UP.FTS.B, 14.22%, 12/22/26 ... 11,605 11,563
FW2296544.UP.FTS.B, 14.31%, 12/22/26 . 3,102 3,090
L2296608.UP.FTS.B, 15.19%, 12/22/26 ... 10,567 10,541
L2298101.UP.FTS.B, 15.46%, 12/22/26 ... 2,741 2,730
FW2298689.UP.FTS.B, 15.52%, 12/22/26 . 10,978 10,971
FW2298989.UP.FTS.B, 15.65%, 12/22/26 . 4,835 4,595
L2300266.UP.FTS.B, 15.81%, 12/22/26 ... 13,647 13,613
L2297545.UP.FTS.B, 16.01%, 12/22/26 ... 2,526 2,517
L2297702.UP.FTS.B, 16.54%, 12/22/26 ... 910 910
FW2296844.UP.FTS.B, 16.78%, 12/22/26 . 1,549 1,549
FW2242642.UP.FTS.B, 17.23%, 12/22/26 . 4,427 4,430
L2297622.UP.FTS.B, 17.73%, 12/22/26 ... 3,752 3,741
FW2298313.UP.FTS.B, 17.76%, 12/22/26 . 9,732 9,726
L2297195.UP.FTS.B, 18.28%, 12/22/26 ... 17,919 2,523
L2297949.UP.FTS.B, 18.76%, 12/22/26 ... 2,584 2,591
FW2298046.UP.FTS.B, 19.21%, 12/22/26 . 6,486 6,491
FW2299900.UP.FTS.B, 19.29%, 12/22/26 . 31,540 31,597
L2296627.UP.FTS.B, 19.74%, 12/22/26 ... 3,259 3,257
L2298737.UP.FTS.B, 20.98%, 12/22/26 ... 3,292 3,295
L2300374.UP.FTS.B, 21.31%, 12/22/26 ... 1,961 1,985
L2296777.UP.FTS.B, 21.4%, 12/22/26 .... 6,610 6,680
FW2298033.UP.FTS.B, 21.61%, 12/22/26 . 10,922 10,952
L2299056.UP.FTS.B, 22%, 12/22/26 ..... 3,852 3,901
L2298829.UP.FTS.B, 22.17%, 12/22/26 ... 3,992 3,993
FW2297460.UP.FTS.B, 22.74%, 12/22/26 . 34,373 33,122
L2296427.UP.FTS.B, 22.94%, 12/22/26 ... 2,036 144
L2300367.UP.FTS.B, 22.94%, 12/22/26 ... 1,339 1,342
L2296515.UP.FTS.B, 22.98%, 12/22/26 ... 2,008 2,034

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2298974.UP.FTS.B, 23.47%, 12/22/26 ... $ 1,210 $ 1,213
FW2300425.UP.FTS.B, 23.57%, 12/22/26 . 6,727 6,814
L2296775.UP.FTS.B, 23.9%, 12/22/26 .... 3,035 3,075
L2298860.UP.FTS.B, 23.92%, 12/22/26 ... 10,118 10,249
L2296638.UP.FTS.B, 23.96%, 12/22/26 ... 666 674
L2300131.UP.FTS.B, 24.08%, 12/22/26 ... 10,293 432
L2297604.UP.FTS.B, 24.33%, 12/22/26 ... 1,015 1,028
L2277340.UP.FTS.B, 24.46%, 12/22/26 ... 3,294 83
FW2296565.UP.FTS.B, 24.56%, 12/22/26 . 1,559 1,580
L2299447.UP.FTS.B, 24.64%, 12/22/26 ... 1,358 1,372
FW2295512.UP.FTS.B, 25.12%, 12/22/26 . 5,668 5,651
L2282956.UP.FTS.B, 25.27%, 12/22/26 ... 400 397
FW2297623.UP.FTS.B, 25.32%, 12/22/26 . 2,712 189
L2292373.UP.FTS.B, 25.33%, 12/22/26 ... 1,160 1,163
L2297988.UP.FTS.B, 25.38%, 12/22/26 ... 612 613
L2296962.UP.FTS.B, 25.46%, 12/22/26 ... 2,323 2,348
L2298544.UP.FTS.B, 25.47%, 12/22/26 ... 3,428 3,310
L2298179.UP.FTS.B, 25.49%, 1 2/22/26 ... 3,142 3,183
L2297223.UP.FTS.B, 25.61%, 12/22/26 ... 2,120 150
L2297795.UP.FTS.B, 26.01%, 12/22/26 ... 8,780 8,893
L2296379.UP.FTS.B, 26.17%, 12/22/26 ... 6,868 6,957
FW2299410.UP.FTS.B, 26.2%, 12/22/26 .. 4,393 1,286
FW2300548.UP.FTS.B, 26.24%, 12/22/26 . 2,750 2,752
FW2298545.UP.FTS.B, 26.68%, 12/22/26 . 9,376 9,498
FW2297229.UP.FTS.B, 26.75%, 12/22/26 . 8,817 8,914
FW2298735.UP.FTS.B, 26.94%, 12/22/26 . 9,997 10,009
FW2299436.UP.FTS.B, 27.39%, 12/22/26 . 2,871 2,906
FW2296934.UP.FTS.B, 28.08%, 12/22/26 . 3,971 4,023
FW2297196.UP.FTS.B, 28.3%, 12/22/26 .. 7,273 2,123
FW2298568.UP.FTS.B, 28.54%, 12/22/26 . 5,315 5,372
FW2297886.UP.FTS.B, 29.13%, 12/22/26 . 2,219 2,141
FW2297392.UP.FTS.B, 29.67%, 12/22/26 . 1,339 1,348
FW2298522.UP.FTS.B, 29.71%, 12/22/26 . 2,471 2,498
FW2296795.UP.FTS.B, 30.46%, 12/22/26 . 1,064 1,075
FW2299169.UP.FTS.B, 30.82%, 12/22/26 . 2,917 2,949
FW2281021.UP.FTS.B, 30.86%, 12/22/26 . 3,978 4,029
FW2299939.UP.FTS.B, 30.93%, 12/22/26 . 783 793
FW2297499.UP.FTS.B, 30.95%, 12/22/26 . 783 793
FW2300108.UP.FTS.B, 31.04%, 12/22/26 . 926 936
FW2298345.UP.FTS.B, 31.12%, 12/22/26 . 679 676
FW2298159.UP.FTS.B, 31.15%, 12/22/26 . 2,067 2,094
FW2296911.UP.FTS.B, 31.17%, 12/22/26 . 850 857
FW2299655.UP.FTS.B, 31.17%, 12/22/26 . 2,852 2,883
FW2294359.UP.FTS.B, 31.33%, 12/22/26 . 35,706 36,091
FW2300018.UP.FTS.B, 31.65%, 12/22/26 . 3,933 3,985
FW2296208.UP.FTS.B, 31.74%, 12/22/26 . 4,876 4,928
FW2296337.UP.FTS.B, 33.15%, 12/22/26 . 4,680 322
FW2296980.UP.FTS.B, 33.56%, 12/22/26 . 1,099 77
L2293224.UP.FTS.B, 25.74%, 1/05/27 .... 1,221 1,234
L2297168.UP.FTS.B, 9.21%, 1/06/27 .... 3,041 3,022
FW2296458.UP.FTS.B, 30.75%, 1/06/27 .. 6,307 6,367
L2424153.UP.FTS.B, 4.86%, 1/13/27 .... 28,530 28,317
L2426247.UP.FTS.B, 4.87%, 1/13/27 .... 9,050 8,981
L2424670.UP.FTS.B, 5.86%, 1/13/27 .... 5,564 5,524
L2425940.UP.FTS.B, 5.96%, 1/13/27 .... 11,675 11,589
L2427954.UP.FTS.B, 5.98%, 1/13/27 .... 17,597 17,468
FW2427065.UP.FTS.B, 6.14%, 1/13/27 ... 5,374 394
L2428807.UP.FTS.B, 6.19%, 1/13/27 .... 4,409 4,376
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2425627.UP.FTS.B, 6.24%, 1/13/27 .... $ 16,050 $ 15,929
FW2418004.UP.FTS.B, 6.27%, 1/13/27 ... 17,519 17,392
FW2426682.UP.FTS.B, 6.38%, 1/13/27 ... 9,144 4,753
L2424813.UP.FTS.B, 6.62%, 1/13/27 .... 10,627 10,550
L2426387.UP.FTS.B, 7.28%, 1/13/27 .... 2,675 2,655
FW2427607.UP.FTS.B, 7.35%, 1/13/27 ... 9,459 9,397
L2425992.UP.FTS.B, 7.55%, 1/13/27 .... 3,159 3,136
L2426489.UP.FTS.B, 7.81%, 1/13/27 .... 7,171 7,128
L2427644.UP.FTS.B, 7.93%, 1/13/27 .... 1,496 1,487
FW2427445.UP.FTS.B, 7.98%, 1/13/27 ... 4,789 4,760
L2424761.UP.FTS.B, 8.01%, 1/13/27 .... 3,363 3,341
L2426445.UP.FTS.B, 8.42%, 1/13/27 .... 1,721 1,710
FW2426523.UP.FTS.B, 8.45%, 1/13/27 ... 2,489 2,471
L2427091.UP.FTS.B, 8.49%, 1/13/27 .... 4,211 4,186
L2400286.UP.FTS.B, 8.75%, 1/13/27 .... 4,442 4,415
L2424441.UP.FTS.B, 8.96%, 1/13/27 .... 794 787
FW2426991.UP.FTS.B, 9.24%, 1/13/27 ... 3,637 3,615
L2427076.UP.FTS.B, 9.69%, 1/13/27 .... 5,122 5,089
L2427657.UP.FTS.B, 9.7%, 1/13/27 ..... 1,466 1,453
L2425208.UP.FTS.B, 9.97%, 1/13/27 .... 4,273 4,248
L2428214.UP.FTS.B, 10.52%, 1/13/27 .... 1,658 1,647
L2423014.UP.FTS.B, 10.64%, 1/13/27 .... 16,586 16,490
FW2425681.UP.FTS.B, 11.84%, 1/13/27 .. 19,009 18,925
L2423675.UP.FTS.B, 12.15%, 1/13/27 .... 4,051 4,034
L2426699.UP.FTS.B, 13.25%, 1/13/27 .... 7,566 7,527
L2426346.UP.FTS.B, 13.31%, 1/13/27 .... 3,105 1,772
FW2426488.UP.FTS.B, 14.89%, 1/13/27 .. 4,438 4,419
L2428411.UP.FTS.B, 15.14%, 1/13/27 .... 3,074 3,069
FW2398372.UP.FTS.B, 15.37%, 1/13/27 .. 7,572 7,560
FW2412323.UP.FTS.B, 15.91%, 1/13/27 .. 6,450 6,424
FW2423910.UP.FTS.B, 15.96%, 1/13/27 .. 5,803 446
L2406518.UP.FTS.B, 16%, 1/13/27 ...... 3,227 3,222
L2426798.UP.FTS.B, 16.24%, 1/13/27 .... 10,349 10,307
L2428444.UP.FTS.B, 16.71%, 1/13/27 .... 3,897 3,890
FW2428748.UP.FTS.B, 17.09%, 1/13/27 .. 6,515 6,504
L2425118.UP.FTS.B, 17.11%, 1/13/27 .... 4,561 4,558
FW2423151.UP.FTS.B, 17.2%, 1/13/27 ... 2,870 2,868
L2428394.UP.FTS.B, 17.4%, 1/13/27 .... 3,724 3,713
FW2425055.UP.FTS.B, 17.43%, 1/13/27 .. 10,718 10,711
L2423964.UP.FTS.B, 18.15%, 1/13/27 .... 4,602 4,599
L2428498.UP.FTS.B, 18.5%, 1/13/27 .... 3,592 519
L2428454.UP.FTS.B, 18.63%, 1/13/27 .... 4,967 4,953
L2422983.UP.FTS.B, 19.45%, 1/13/27 .... 18,755 18,725
L2424684.UP.FTS.B, 20.1%, 1/13/27 .... 3,969 4,002
L2423758.UP.FTS.B, 20.41%, 1/1 3/27 .... 1,286 1,284
L2405396.UP.FTS.B, 20.43%, 1/13/27 .... 4,773 4,762
L2426770.UP.FTS.B, 20.84%, 1/13/27 .... 10,085 10,176
L2427912.UP.FTS.B, 21.34%, 1/13/27 .... 675 681
FW2427047.UP.FTS.B, 22.2%, 1/13/27 ... 14,821 14,955
L2428658.UP.FTS.B, 22.41%, 1/13/27 .... 7,463 7,519
L2395761.UP.FTS.B, 22.53%, 1/13/27 .... 20,448 20,633
L2425900.UP.FTS.B, 23.2%, 1/13/27 .... 6,059 6,102
L2422984.UP.FTS.B, 23.24%, 1/13/27 .... 8,944 8,998
L2425886.UP.FTS.B, 24.76%, 1/13/27 .... 3,500 3,526
L2404751.UP.FTS.B, 24.81%, 1/13/27 .... 12,487 12,600
L2422250.UP.FTS.B, 25.13%, 1/13/27 .... 2,156 2,175
L2423497.UP.FTS.B, 25.16%, 1/13/27 .... 1,112 1,123
L2399706.UP.FTS.B, 25.18%, 1/13/27 .... 10,705 1,586

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2428740.UP.FTS.B, 25.25%, 1/13/27 .. $ 2,783 $ 2,809
L2427874.UP.FTS.B, 25.33%, 1/13/27 .... 590 346
L2426848.UP.FTS.B, 25.4%, 1/13/27 .... 6,697 481
L2425077.UP.FTS.B, 25.43%, 1/13/27 .... 5,844 5,866
L2424771.UP.FTS.B, 25.96%, 1/13/27 .... 1,539 1,553
FW2424834.UP.FTS.B, 26.08%, 1/13/27 .. 3,782 3,816
FW2425245.UP.FTS.B, 26.25%, 1/13/27 .. 1,122 1,132
FW2426259.UP.FTS.B, 26.65%, 1/13/27 .. 3,518 3,550
FW2428725.UP.FTS.B, 26.68%, 1/13/27 .. 1,744 1,750
FW2425948.UP.FTS.B, 27.28%, 1/13/27 .. 4,945 4,990
FW2424326.UP.FTS.B, 27.8%, 1/13/27 ... 6,912 6,965
FW2422977.UP.FTS.B, 28.17%, 1/13/27 .. 13,996 14,109
FW2424974.UP.FTS.B, 28.61%, 1/13/27 .. 11,968 12,054
FW2425791.UP.FTS.B, 29.41%, 1/13/27 .. 2,378 688
FW2426907.UP.FTS.B, 29.43%, 1/13/27 .. 28,725 28,889
FW2423451.UP.FTS.B, 30.19%, 1/13/27 .. 721 728
FW2426985.UP.FTS.B, 30.26%, 1/13/27 .. 23,811 24,001
FW2427875.UP.FTS.B, 30.3%, 1/13/27 ... 683 687
FW2423548.UP.FTS.B, 30.41%, 1/13/27 .. 1,877 1,894
FW2425371.UP.FTS.B, 30.51%, 1/13/27 .. 1,445 1,458
FW2423407.UP.FTS.B, 30.57%, 1/13/27 .. 1,590 1,601
FW2425795.UP.FTS.B, 30.94%, 1/13/27 .. 3,012 1,781
FW2425961.UP.FTS.B, 31.09%, 1/13/27 .. 798 805
FW2423715.UP.FTS.B, 32.57%, 1/13/27 .. 733 739
FW2432124.UP.FTS.B, 5.02%, 1/14/27 ... 29,038 28,824
L2429437.UP.FTS.B, 5.17%, 1/14/27 .... 6,980 6,929
L2435082.UP.FTS.B, 5.24%, 1/14/27 .... 15,775 15,659
L2435136.UP.FTS.B, 5.4%, 1/14/27 ..... 6,122 6,077
L2435334.UP.FTS.B, 5.79%, 1/14/27 .... 1,815 1,802
L2428794.UP.FTS.B, 5.98%, 1/14/27 .... 8,797 8,733
FW2431037.UP.FTS.B, 6.01%, 1/14/27 ... 2,347 2,330
FW2434481.UP.FTS.B, 6.18%, 1/14/27 ... 5,587 5,545
L2434868.UP.FTS.B, 6.25%, 1/14/27 .... 6,470 6,423
L2433278.UP.FTS.B, 6.42%, 1/14/27 .... 8,247 8,187
L2434814.UP.FTS.B, 6.49%, 1/14/27 .... 1,533 1,522
L2432301.UP.FTS.B, 6.51%, 1/14/27 .... 2,949 2,928
L2431798.UP.FTS.B, 6.68%, 1/14/27 .... 8,196 8,135
FW2429354.UP.FTS.B, 6.79%, 1/14/27 ... 29,138 28,926
FW2430872.UP.FTS.B, 6.87%, 1/14/27 ... 2,186 538
L2432901.UP.FTS.B, 6.93%, 1/14/27 .... 11,241 11,160
FW2430681.UP.FTS.B, 7.21%, 1/14/27 ... 18,989 18,853
L2431865.UP.FTS.B, 7.24%, 1/14/27 .... 9,087 9,018
L2429292.UP.FTS.B, 7.41%, 1/14/27 .... 7,142 7,099
L2430454.UP.FTS.B, 7.62%, 1/14/27 .... 8,198 8,149
L2433097.UP.FTS.B, 7.62%, 1/14/27 .... 23,079 22,942
L2434635.UP.FTS.B, 7.74%, 1/14/27 .... 12,658 12,583
L2433991.UP.FTS.B, 7.94%, 1/14/27 .... 4,027 4,001
L2429715.UP.FTS.B, 8.3%, 1/14/27 ..... 2,402 2,388
L2434529.UP.FTS.B, 8.37%, 1/14/27 .... 4,206 4,181
L2430462.UP.FTS.B, 8.4%, 1/14/27 ..... 15,028 14,940
L2435208.UP.FTS.B, 8.4%, 1/14/27 ..... 26,972 26,813
L2429477.UP.FTS.B, 8.93%, 1/14/27 .... 8,398 8,349
L2429964.UP.FTS.B, 9.01%, 1/14/27 .... 3,024 3,006
L2429979.UP.FTS.B, 9.08%, 1/14/27 .... 1,815 1,805
L2432796.UP.FTS.B, 9.5%, 1/14/27 ..... 1,730 126
L2432514.UP.FTS.B, 9.62%, 1/14/27 .... 21,292 21,169
L2434796.UP.FTS.B, 9.68%, 1/14/27 .... 15,215 15,127
L2434345.UP.FTS.B, 9.69%, 1/14/27 .... 5,482 5,446
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2434787.UP.FTS.B, 9.78%, 1/14/27 .... $ 1,988 $ 107
L2435560.UP.FTS.B, 10.15%, 1/14/27 .... 16,368 16,272
FW2433055.UP.FTS.B, 10.82%, 1/14/27 .. 2,156 2,145
L2431423.UP.FTS.B, 11.01%, 1/14/27 .... 2,139 156
L2430601.UP.FTS.B, 11.3%, 1/14/27 ..... 10,822 10,777
FW2433199.UP.FTS.B, 12.56%, 1/14/27 .. 1,877 1,869
L2431067.UP.FTS.B, 12.57%, 1/14/27 .... 3,746 3,730
L2429992.UP.FTS.B, 12.6%, 1/14/27 .... 3,279 3,265
L2434462.UP.FTS.B, 12.63%, 1/14/27 .... 1,259 1,252
FW2432090.UP.FTS.B, 12.83%, 1/14/27 .. 4,076 4,060
L2435380.UP.FTS.B, 12.98%, 1/14/27 .... 3,421 3,406
FW2430692.UP.FTS.B, 13.13%, 1/14/27 .. 5,660 5,637
L2434354.UP.FTS.B, 13.48%, 1/14/27 .... 3,155 3,142
L2433923.UP.FTS.B, 13.81%, 1/14/27 .... 6,277 6,251
L2430593.UP.FTS.B, 13.89%, 1/14/27 .... 7,304 530
FW2429622.UP.FTS.B, 15.13%, 1/14/27 .. 3,212 3,196
L2434928.UP.FTS.B, 15.16%, 1/14/27 .... 3,203 3,190
L2432300.UP.FTS.B, 15.27%, 1/14/27 .... 15 15
FW2435291.UP.FTS.B, 16.08%, 1/14/27 .. 30,815 4,226
L2429267.UP.FTS.B, 16.52%, 1/14/27 .... 6,518 6,499
FW2435527.UP.FTS.B, 16.65%, 1/14/27 .. 11,411 11,384
L2429626.UP.FTS.B, 16.81%, 1/14/27 .... 2,600 2,596
L2434502.UP.FTS.B, 17.17%, 1/14/27 .... 11,275 3,092
L2432699.UP.FTS.B, 17.44%, 1/14/27 .... 4,084 296
L2426379.UP.FTS.B, 19.1%, 1/14/27 .... 3,646 3,641
L2429755.UP.FTS.B, 19.15%, 1/14/27 .... 9,946 10,039
FW2430438.UP.FTS.B, 20.15%, 1/14/27 .. 2,604 2,603
L2430606.UP.FTS.B, 20.16%, 1/14/27 .... 4,983 4,926
L2430735.UP.FTS.B, 20.49%, 1/14/27 .... 4,704 4,738
L2428990.UP.FTS.B, 21.05%, 1/14/27 .... 14,229 2,107
L2431627.UP.FTS.B, 21.05%, 1/14/27 .... 6,735 6,726
L2434159.UP.FTS.B, 21.72%, 1/14/27 .... 1,013 1,022
L2432761.UP.FTS.B, 21.77%, 1/14/27 .... 1,621 1,616
L2434330.UP.FTS.B, 21.77%, 1/14/27 .... 6,097 6,089
L2432647.UP.FTS.B, 21.91%, 1/14/27 .... 2,448 2,442
L2433930.UP.FTS.B, 22.17%, 1/14/27 .... 7,339 7,407
L2433523.UP.FTS.B, 22.41%, 1/14/27 .... 10,747 777
L2433884.UP.FTS.B, 22.52%, 1/14/27 .... 3,409 3,408
L2432010.UP.FTS.B, 22.75%, 1/14/27 .... 20,464 20,655
FW2434152.UP.FTS.B, 22.94%, 1/14/27 .. 11,006 11,109
L2429502.UP.FTS.B, 23.45%, 1/14/27 .... 1,573 1,511
L2430627.UP.FTS.B, 24.59%, 1/14/27 .... 6,809 6,867
L2435514.UP.FTS.B, 24.62%, 1/14/27 .... 7,249 6,955
L2429892.UP.FTS.B, 24.74%, 1/14/27 .... 1,317 1,329
L2430498.UP.FTS.B, 25.11%, 1/14/27 .... 770 776
L2432911.UP.FTS.B, 25.19%, 1/14/27 .... 3,674 3,703
L2431333.UP.FTS.B, 25.27%, 1/14/27 .... 838 123
L2432337.UP.FTS.B, 25.36%, 1/14/27 .... 8,921 8,902
L2428819.UP.FTS.B, 25.51%, 1/14/27 .... 6,486 6,547
L2430801.UP.FTS.B, 25.58%, 1/14/27 .... 302 21
L2430189.UP.FTS.B, 25.96%, 1/14/27 .... 4,351 4,384
FW2427919.UP.FTS.B, 26.2%, 1/14/27 ... 7,008 7,074
FW2433321.UP.FTS.B, 26.46%, 1/14/27 .. 1,404 1,418
FW2430722.UP.FTS.B, 26.47%, 1/14/27 .. 8,290 8,368
FW2434298.UP.FTS.B, 26.5%, 1/14/27 ... 2,312 2,334
FW2428882.UP.FTS.B, 27.27%, 1/14/27 .. 4,228 4,268
FW2435389.UP.FTS.B, 28.43%, 1/14/27 .. 713 720
FW2435458.UP.FTS.B, 28.74%, 1/14/27 .. 3,523 3,554

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2429972.UP.FTS.B, 28.92%, 1/14/27 .. $ 1,430 $ 1,443
FW2432969.UP.FTS.B, 29.06%, 1/14/27 .. 7,155 7,222
FW2431137.UP.FTS.B, 29.79%, 1/14/27 .. 3,827 1,112
FW2429314.UP.FTS.B, 30.55%, 1/14/27 .. 1,068 1,074
FW2431660.UP.FTS.B, 30.55%, 1/14/27 .. 8,576 8,415
FW2434437.UP.FTS.B, 30.78%, 1/14/27 .. 1,449 1,463
FW2432136.UP.FTS.B, 30.97%, 1/14/27 .. 847 854
FW2431224.UP.FTS.B, 31.01%, 1/14/27 .. 855 849
FW2434725.UP.FTS.B, 31.06%, 1/14/27 .. 2,327 2,344
FW2431217.UP.FTS.B, 31.18%, 1/14/27 .. 4,287 4,327
FW2434302.UP.FTS.B, 31.74%, 1/14/27 .. 2,551 2,575
FW2430067.UP.FTS.B, 32.35%, 1/14/27 .. 3,585 3,619
FW2433366.UP.FTS.B, 32.7%, 1/14/27 ... 1,070 1,067
FW2429192.UP.FTS.B, 34.62%, 1/14/27 .. 4,899 4,946
L2434046.UP.FTS.B, 17.57%, 1/15/27 .... 6,219 6,189
L2426521.UP.FTS.B, 25.33%, 1/16/27 .... 2,443 2,460
L2435572.UP.FTS.B, 5.11%, 1/18/27 ..... 4,650 4,616
L2437289.UP.FTS.B, 5.21%, 1/18/27 .... 11,636 11,550
L2438850.UP.FTS.B, 5.32%, 1/18/27 .... 4,908 4,864
L2435960.UP.FTS.B, 5.66%, 1/18/27 .... 2,338 2,321
L2437744.UP.FTS.B, 5.82%, 1/18/27 .... 2,045 2,029
L2436314.UP.FTS.B, 6.73%, 1/18/27 .... 4,984 4,947
L2437712.UP.FTS.B, 7.07%, 1/18/27 .... 3,323 3,298
L2436166.UP.FTS.B, 7.3%, 1/18/27 ..... 5,945 5,901
L2437375.UP.FTS.B, 7.41%, 1/18/27 .... 8,927 8,862
FW2435037.UP.FTS.B, 7.47%, 1/18/27 ... 8,481 7,992
L2437526.UP.FTS.B, 8.11%, 1/18/27 ..... 3,237 3,217
L2435968.UP.FTS.B, 8.28%, 1/18/27 .... 30,018 29,840
L2437670.UP.FTS.B, 8.31%, 1/18/27 .... 2,994 2,976
L2435758.UP.FTS.B, 8.38%, 1/18/27 .... 3,906 3,883
L2438360.UP.FTS.B, 8.62%, 1/18/27 .... 10,263 10,196
FW2436679.UP.FTS.B, 8.8%, 1/18/27 .... 3,017 2,999
L2436019.UP.FTS.B, 8.91%, 1/18/27 .... 3,323 3,303
FW2436236.UP.FTS.B, 9.07%, 1/18/27 ... 1,392 1,383
L2436597.UP.FTS.B, 9.15%, 1/18/27 .... 3,028 3,010
L2439024.UP.FTS.B, 9.19%, 1/18/27 .... 30,137 29,957
FW2437428.UP.FTS.B, 9.23%, 1/18/27 ... 2,501 2,485
L2439293.UP.FTS.B, 9.38%, 1/18/27 .... 3,034 3,016
L2435641.UP.FTS.B, 9.42%, 1/18/27 .... 9,098 9,044
FW2437343.UP.FTS.B, 9.49%, 1/18/27 ... 3,646 3,624
L2438805.UP.FTS.B, 9.71%, 1/18/27 .... 7,004 6,959
L2438298.UP.FTS.B, 9.72%, 1/18/27 .... 9,406 8,860
L2435766.UP.FTS.B, 10.44%, 1/18/27 .... 7,051 7,009
L2435811.UP.FTS.B, 10.45%, 1/18/27 .... 25,334 23,866
L2437164.UP.FTS.B, 11.6%, 1/18/27 ..... 3,571 3,554
L2437916.UP.FTS.B, 11.63%, 1/18/27 .... 3,101 3,088
L2435975.UP.FTS.B, 12.06%, 1/18/27 .... 3,756 3,736
FW2436712.UP.FTS.B, 13.19%, 1/18/27 .. 19,038 2,642
L2436053.UP.FTS.B, 13.19%, 1/18/27 .... 28,314 28,198
L2435800.UP.FTS.B, 13.45%, 1/18/27 .... 862 833
FW2438200.UP.FTS.B, 13.65%, 1/18/27 .. 415 411
L2436944.UP.FTS.B, 13.68%, 1/18/27 .... 18,969 18,891
L2438233.UP.FTS.B, 13.97%, 1/18/27 .... 31,692 31,562
FW2435953.UP.FTS.B, 14.04%, 1/18/27 .. 2,219 2,210
FW2386556.UP.FTS.B, 14.67%, 1/18/27 .. 17,156 17,086
L2435828.UP.FTS.B, 15.11%, 1/18/27 .... 6,403 6,377
L2436120.UP.FTS.B, 16.49%, 1/18/27 .... 1,944 1,942
FW2437419.UP.FTS.B, 16.93%, 1/18/27 .. 9,759 9,719
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2436235.UP.FTS.B, 19.1%, 1/18/27 .... $ 2,985 $ 2,979
FW2433283.UP.FTS.B, 19.48%, 1/18/27 .. 3,304 3,299
L2437522.UP.FTS.B, 20.01%, 1/18/27 .... 1,002 1,001
L2436835.UP.FTS.B, 20.74%, 1/18/27 .... 10,077 10,175
L2438983.UP.FTS.B, 22.44%, 1/18/27 .... 25,638 25,814
L2438751.UP.FTS.B, 22.96%, 1/18/27 .... 4,072 4,110
L2436458.UP.FTS.B, 23.16%, 1/18/27 .... 1,355 1,367
FW2436112.UP.FTS.B, 23.4%, 1/18/27 ... 2,505 720
L2436533.UP.FTS.B, 23.74%, 1/18/27 .... 9,106 573
L2435765.UP.FTS.B, 24.15%, 1/18/27 .... 1,104 1,115
L2438451.UP.FTS.B, 24.73%, 1/18/27 .... 4,826 4,855
L2436225.UP.FTS.B, 25.02%, 1/18/27 .... 969 975
L2437383.UP.FTS.B, 25.04%, 1/18/27 .... 8,337 8,416
L2435949.UP.FTS.B, 25.18%, 1/18/27 .... 750 32
L2438923.UP.FTS.B, 25.2%, 1/18/27 .... 1,392 1,405
L2435111.UP.FTS.B, 25.27%, 1/18/27 .... 1,558 112
FW2437643.UP.FTS.B, 25.44%, 1/18/27 .. 12,503 12,619
L2435585.UP.FTS.B, 25.45%, 1/18/27 .... 798 799
L2435644.UP.FTS.B, 25.47%, 1/18/27 .... 8,760 8,842
L2435936.UP.FTS.B, 25.47%, 1/18/27 .... 1,394 1,407
L2436279.UP.FTS.B, 25.97%, 1/18/27 .... 2,779 2,802
FW2439188.UP.FTS.B, 26.09%, 1/18/27 .. 5,389 5,384
L2436823.UP.FTS.B, 26.4%, 1/18/27 .... 2,738 2,763
FW2438660.UP.FTS.B, 27.49%, 1/18/27 .. 2,831 2,858
FW2437301.UP.FTS.B, 28.28%, 1/18/27 .. 19,719 19,832
FW2436660.UP.FTS.B, 28.46%, 1/18/27 .. 2,838 2,864
FW2435922.UP.FTS.B, 28.48%, 1/18/27 .. 2,851 2,878
FW2438088.UP.FTS.B, 28.61%, 1/18/27 .. 3,702 1,082
FW2438349.UP.FTS.B, 30.51%, 1/18/27 .. 1,077 1,081
FW2436417.UP.FTS.B, 30.84%, 1/18/27 .. 4,453 4,274
FW2437637.UP.FTS.B, 31.11%, 1/18/27 .. 1,234 1,245
FW2424349.UP.FTS.B, 31.49%, 1/18/27 .. 2,346 2,255
FW2438118.UP.FTS.B, 31.57%, 1/18/27 .. 5,969 6,024
FW2438330.UP.FTS.B, 31.74%, 1/18/27 .. 2,623 2,647
L2432353.UP.FTS.B, 7.41%, 1/20/27 .... 11,919 11,841
FW2426856.UP.FTS.B, 16.14%, 1/21/27 .. 6,486 6,465
FW2423642.UP.FTS.B, 28.44%, 1/22/27 .. 2,871 2,892
L2433080.UP.FTS.B, 22.02%, 1/24/27 .... 10,792 10,871
L2403095.UP.FTS.B, 10.86%, 1/28/27 .... 5,248 5,221
L2438087.UP.FTS.B, 9.91%, 2/01/27 .... 29,533 29,327
FW2437462.UP.FTS.B, 26.24%, 2/01/27 .. 36,125 36,335
FW2437431.UP.FTS.B, 30.95%, 2/01/27 .. 1,342 1,349
L2431623.UP.FTS.B, 19.58%, 2/02/27 .... 26,481 26,370
L2604537.UP.FTS.B, 4.81%, 2/10/27 .... 12,989 12,890
L2607506.UP.FTS.B, 5.59%, 2/10/27 .... 30,020 29,793
FW2607187.UP.FTS.B, 7.26%, 2/10/27 ... 24,415 24,254
L2528315.UP.FTS.B, 7.51%, 2/10/27 .... 7,036 6,990
L2604772.UP.FTS.B, 7.89%, 2/10/27 .... 16,642 16,533
FW2594995.UP.FTS.B, 9.66%, 2/10/27 ... 18,109 17,992
L2607571.UP.FTS.B, 9.71%, 2/10/27 .... 12,496 12,415
L2606288.UP.FTS.B, 9.78%, 2/10/27 .... 4,107 4,074
L2604523.UP.FTS.B, 10.02%, 2/10/27 .... 10,966 10,895
L2603278.UP.FTS.B, 11.56%, 2/10/27 .... 4,184 253
L2606699.UP.FTS.B, 11.87%, 2/10/27 .... 15,285 15,203
L2608120.UP.FTS.B, 12.12%, 2/10/27 .... 17,180 17,088
L2606144.UP.FTS.B, 12.19%, 2/10/27 .... 2,680 2,655
L2602160.UP.FTS.B, 13.05%, 2/10/27 .... 5,473 5,444
L2606798.UP.FTS.B, 13.38%, 2/10/27 .... 6,458 6,424

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2605310.UP.FTS.B, 13.4%, 2/10/27 .... $ 4,342 $ 4,315
L2604725.UP.FTS.B, 13.41%, 2/10/27 .... 2,134 2,121
L2608712.UP.FTS.B, 13.54%, 2/10/27 .... 2,587 2,573
L2607120.UP.FTS.B, 13.67%, 2/10/27 .... 11,102 11,034
L2607960.UP.FTS.B, 13.74%, 2/10/27 .... 4,859 4,833
FW2604743.UP.FTS.B, 13.75%, 2/10/27 .. 8,434 8,380
FW2606882.UP.FTS.B, 13.95%, 2/10/27 .. 5,192 5,165
FW2605016.UP.FTS.B, 14.07%, 2/10/27 .. 7,425 535
L2560503.UP.FTS.B, 14.15%, 2/10/27 .... 17,032 4,346
L2607639.UP.FTS.B, 14.65%, 2/10/27 .... 20,831 20,720
L2603034.UP.FTS.B, 14.68%, 2/10/27 .... 6,793 6,768
FW2606203.UP.FTS.B, 14.78%, 2/10/27 .. 2,092 2,081
FW2602616.UP.FTS.B, 14.79%, 2/10/27 .. 32,747 32,540
FW2608870.UP.FTS.B, 15.02%, 2/10/27 .. 9,776 9,723
L2602863.UP.FTS.B, 15.13%, 2/10/27 .... 2,623 2,613
FW2602511.UP.FTS.B, 15.19%, 2/10/27 .. 18,500 18,402
L2605446.UP.FTS.B, 15.44%, 2/10/27 .... 2,840 2,828
L2599419.UP.FTS.B, 15.54%, 2/10/27 .... 13,026 950
L2606023.UP.FTS.B, 15.7%, 2/10/27 .... 2,636 2,622
L2602901.UP.FTS.B, 15.85%, 2/10/27 .... 4,692 4,662
L2609082.UP.FTS.B, 16.06%, 2/10/27 .... 13,938 13,865
L2603136.UP.FTS.B, 17.13%, 2/10/27 .... 13,371 13,301
L2604751.UP.FTS.B, 17.73%, 2/10/27 .... 670 668
FW2609494.UP.FTS.B, 18.3%, 2/10/27 ... 3,366 3,354
FW2607843.UP.FTS.B, 18.35%, 2/10/27 .. 5,016 4,988
FW2603450.UP.FTS.B, 19.07%, 2/10/27 .. 8,061 8,032
FW2604033.UP.FTS.B, 19.37%, 2/10/27 .. 6,653 6,632
L2608142.UP.FTS.B, 19.78%, 2/10/27 .... 5,926 5,964
L2609196.UP.FTS.B, 20.26%, 2/10/27 .... 4,104 4,091
L2607782.UP.FTS.B, 20.62%, 2/10/27 .... 2,109 2,116
L2607501.UP.FTS.B, 20.9%, 2/10/27 .... 4,123 4,150
L2580476.UP.FTS.B, 20.98%, 2/10/27 .... 767 756
FW2607597.UP.FTS.B, 21.25%, 2/10/27 .. 1,516 1,511
FW2601053.UP.FTS.B, 21.37%, 2/10/27 .. 1,002 997
L2609346.UP.FTS.B, 21.52%, 2/10/27 .... 14,610 14,538
L2603922.UP.FTS.B, 21.73%, 2/10/27 .... 3,804 3,828
L2608576.UP.FTS.B, 21.77%, 2/10/27 .... 2,906 2,924
L2608126.UP.FTS.B, 22.06%, 2/10/27 .... 3,283 3,296
FW2607078.UP.FTS.B, 22.55%, 2/10/27 .. 2,157 2,171
FW2608208.UP.FTS.B, 22.58%, 2/10/27 .. 7,659 7,708
L2602456.UP.FTS.B, 22.85%, 2/10/27 .... 5,580 5,615
L2608552.UP.FTS.B, 22.9%, 2/10/27 .... 2,107 2,117
L2608111.UP.FTS.B, 23.17%, 2/10/27 .... 11,255 11,327
L2605681.UP.FTS.B, 23.22%, 2/10/27 .... 3,621 2,134
L2603641.UP.FTS.B, 23.37%, 2/10/27 .... 2,661 2,678
L2606964.UP.FTS.B, 23.53%, 2/10/27 .... 701 706
L2606747.UP.FTS.B, 23.7%, 2/10/27 .... 6,922 6,961
L2604424.UP.FTS.B, 24.29%, 2/10/27 .... 6,940 6,970
L2604262.UP.FTS.B, 24.39%, 2/10/27 .... 3,527 3,549
L2601898.UP.FTS.B, 24.69%, 2/10/27 .... 990 996
L2608693.UP.FTS.B, 24.99%, 2/10/27 .... 1,180 335
L2608510.UP.FTS.B, 25%, 2/10/27 ...... 1,417 1,426
L2605594.UP.FTS.B, 25.02%, 2/10/27 .... 1,984 1,996
L2604053.UP.FTS.B, 25.25%, 2/10/27 .... 1,349 1,357
L2606928.UP.FTS.B, 25.27%, 2/10/27 .... 1,491 1,486
L2607974.UP.FTS.B, 25.3%, 2/10/27 .... 6,603 6,645
L2609551.UP.FTS.B, 25.3%, 2/10/27 .... 1,847 1,859
FW2609019.UP.FTS.B, 25.41%, 2/10/27 .. 3,834 3,855
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2572476.UP.FTS.B, 25.45%, 2/10/27 .... $ 10,004 $ 10,066
L2608348.UP.FTS.B, 25.54%, 2/10/27 .... 4,269 4,296
L2603713.UP.FTS.B, 25.81%, 2/10/27 .... 2,456 2,470
FW2604813.UP.FTS.B, 25.83%, 2/10/27 .. 4,989 5,020
L2586417.UP.FTS.B, 25.9%, 2/10/27 .... 6,917 6,961
FW2606426.UP.FTS.B, 26.19%, 2/10/27 .. 2,453 2,466
FW2604860.UP.FTS.B, 26.47%, 2/10/27 .. 3,937 3,962
FW2607306.UP.FTS.B, 26.66%, 2/10/27 .. 2,090 2,101
FW2607888.UP.FTS.B, 27.06%, 2/10/27 .. 9,637 2,735
L2604862.UP.FTS.B, 27.57%, 2/10/27 .... 7,358 7,403
FW2603425.UP.FTS.B, 27.81%, 2/10/27 .. 2,485 2,498
FW2607049.UP.FTS.B, 28.08%, 2/10/27 .. 1,502 221
FW2608113.UP.FTS.B, 28.22%, 2/10/27 .. 2,226 2,222
FW2605555.UP.FTS.B, 29.52%, 2/10/27 .. 1,681 1,692
FW2607282.UP.FTS.B, 30.52%, 2/10/27 .. 4,554 4,570
FW2606754.UP.FTS.B, 31.29%, 2/10/27 .. 2,809 2,827
FW2607854.UP.FTS.B, 31.49%, 2/10/27 .. 4,444 4,471
FW2604730.UP.FTS.B, 31.73%, 2/10/27 .. 5,740 5,764
L2610465.UP.FTS.B, 5.18%, 2/11/27 ..... 14,897 14,784
L2570795.UP.FTS.B, 6.48%, 2/11/27 ..... 6,047 6,002
L2610259.UP.FTS.B, 6.78%, 2/11/27 ..... 3,766 3,738
FW2614143.UP.FTS.B, 6.93%, 2/11/27 ... 2,433 2,415
L2588879.UP.FTS.B, 7.55%, 2/11/27 ..... 918 911
L2611556.UP.FTS.B, 8.27%, 2/11/27 ..... 4,319 4,280
L2610842.UP.FTS.B, 9.27%, 2/11/27 ..... 6,968 6,924
L2613434.UP.FTS.B, 9.37%, 2/11/27 ..... 9,157 9,096
FW2610585.UP.FTS.B, 9.75%, 2/11/27 ... 15,569 15,469
L2614166.UP.FTS.B, 10.03%, 2/11/27 .... 2,413 143
L2611172.UP.FTS.B, 10.14%, 2/11/27 .... 1,882 1,872
L2611011.UP.FTS.B, 11.03%, 2/11/27 .... 10,233 10,179
FW2613043.UP.FTS.B, 11.2%, 2/11/27 ... 8,106 8,063
L2610880.UP.FTS.B, 11.35%, 2/11/27 .... 6,342 6,309
L2615397.UP.FTS.B, 11.54%, 2/11/27 .... 4,447 4,423
L2615183.UP.FTS.B, 12.14%, 2/11/27 .... 7,668 7,627
L2615652.UP.FTS.B, 12.4%, 2/11/27 ..... 2,689 2,675
FW2612477.UP.FTS.B, 12.41%, 2/11/27 .. 9,599 9,548
L2614583.UP.FTS.B, 12.97%, 2/11/27 .... 7,078 7,042
FW2604554.UP.FTS.B, 13.07%, 2/11/27 .. 12,908 12,828
FW2615345.UP.FTS.B, 13.1%, 2/11/27 ... 6,394 6,350
L2615756.UP.FTS.B, 13.21%, 2/11/27 .... 2,950 2,933
L2614367.UP.FTS.B, 13.3%, 2/11/27 ..... 4,133 4,111
L2612579.UP.FTS.B, 13.46%, 2/11/27 .... 3,175 3,157
L2612166.UP.FTS.B, 13.67%, 2/11/27 .... 3,861 3,832
L2615304.UP.FTS.B, 13.86%, 2/11/27 .... 24,587 24,435
L2615143.UP.FTS.B, 13.89%, 2/11/27 .... 2,790 2,775
L2614922.UP.FTS.B, 13.97%, 2/11/27 .... 7,163 7,119
FW2612651.UP.FTS.B, 14.21%, 2/11/27 .. 15,860 15,771
L2612964.UP.FTS.B, 14.24%, 2/11/27 .... 7,808 7,768
L2614986.UP.FTS.B, 14.63%, 2/11/27 .... 3,264 3,248
L2613480.UP.FTS.B, 14.65%, 2/11/27 .... 7,422 7,377
L2615636.UP.FTS.B, 14.73%, 2/11/27 .... 18,234 18,156
L2612790.UP.FTS.B, 14.98%, 2/11/27 .... 9,836 9,777
L2612114.UP.FTS.B, 14.99%, 2/11/27 .... 5,633 5,604
L2614045.UP.FTS.B, 15.28%, 2/11/27 .... 3,939 3,919
L2615153.UP.FTS.B, 15.28%, 2/11/27 .... 8,109 4,554
L2610220.UP.FTS.B, 15.29%, 2/11/27 .... 5,253 5,235
L2610243.UP.FTS.B, 15.41%, 2/11/27 .... 5,945 5,917
L2539854.UP.FTS.B, 15.78%, 2/11/27 .... 2,967 2,957

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2614929.UP.FTS.B, 16.21%, 2/11/27 .... $ 2,978 $ 2,963
FW2612990.UP.FTS.B, 16.24%, 2/11/27 .. 2,329 2,297
L2611366.UP.FTS.B, 16.4%, 2/11/27 ..... 3,314 3,303
L2611260.UP.FTS.B, 17.12%, 2/11/27 .... 14,771 3,957
L2612163.UP.FTS.B, 17.53%, 2/11/27 .... 2,233 2,222
FW2611103.UP.FTS.B, 17.75%, 2/11/27 .. 3,240 3,227
L2615159.UP.FTS.B, 17.82%, 2/11/27 .... 3,688 3,678
L2610018.UP.FTS.B, 17.84%, 2/11/27 .... 1,366 1,359
L2611326.UP.FTS.B, 18.28%, 2/11/27 .... 6,715 6,696
L2613884.UP.FTS.B, 18.39%, 2/11/27 .... 2,703 2,690
L2605567.UP.FTS.B, 18.46%, 2/11/27 .... 4,036 290
FW2614597.UP.FTS.B, 18.7%, 2/11/27 ... 6,951 3,903
FW2610980.UP.FTS.B, 18.94%, 2/11/27 .. 6,766 6,744
L2614124.UP.FTS.B, 18.99%, 2/11/27 .... 4,925 4,897
L2614413.UP.FTS.B, 19.06%, 2/11/27 .... 18,002 17,895
L2601501.UP.FTS.B, 19.21%, 2/11/27 .... 3,323 3,313
L2614334.UP.FTS.B, 19.21%, 2/11/27 .... 11,867 11,948
L2609505.UP.FTS.B, 19.3%, 2/11/27 ..... 1,289 1,283
L2611253.UP.FTS.B, 19.34%, 2/11/27 .... 6,788 6,765
FW2611297.UP.FTS.B, 19.83%, 2/11/27 .. 10,365 10,318
L2612449.UP.FTS.B, 20.03%, 2/11/27 .... 6,810 6,790
FW2614605.UP.FTS.B, 20.34%, 2/11/27 .. 3,048 3,067
L2609761.UP.FTS.B, 20.76%, 2/11/27 .... 3,432 3,455
L2615540.UP.FTS.B, 20.79%, 2/11/27 .... 4,121 4,109
L2610020.UP.FTS.B, 20.86%, 2/11/27 .... 4,122 4,150
L2612113.UP.FTS.B, 20.93%, 2/11/27 .... 5,827 5,807
FW2612937.UP.FTS.B, 21.48%, 2/11/27 .. 17,281 17,400
L2611316.UP.FTS.B, 21.54%, 2/11/27 .... 13,817 13,911
L2615221.UP.FTS.B, 21.7%, 2/11/27 ..... 6,914 6,961
FW2611510.UP.FTS.B, 22.45%, 2/11/27 .. 8,515 616
L2612478.UP.FTS.B, 22.55%, 2/11/27 .... 1,113 1,121
L2610047.UP.FTS.B, 22.57%, 2/11/27 .... 2,227 2,242
L2612720.UP.FTS.B, 23.21%, 2/11/27 .... 699 697
L2614552.UP.FTS.B, 23.24%, 2/11/27 .... 3,674 2,165
FW2613747.UP.FTS.B, 23.43%, 2/11/27 .. 7,053 7,087
L2611969.UP.FTS.B, 23.47%, 2/11/27 .... 2,816 2,829
L2610518.UP.FTS.B, 23.54%, 2/11/27 .... 21,382 21,525
L2611149.UP.FTS.B, 23.94%, 2/11/27 .... 14,061 14,155
L2615317.UP.FTS.B, 24.12%, 2/11/27 .... 5,282 5,264
L2614419.UP.FTS.B, 24.18%, 2/11/27 .... 1,972 1,985
L2612809.UP.FTS.B, 24.27%, 2/11/27 .... 987 993
L2613285.UP.FTS.B, 24.59%, 2/11/27 .... 4,291 2,574
FW2610552.UP.FTS.B, 24.93%, 2/11/27 .. 2,832 2,851
L2613569.UP.FTS.B, 25.13%, 2/11/27 .... 709 714
FW2613750.UP.FTS.B, 25.19%, 2/11/27 .. 1,844 1,839
L2613208.UP.FTS.B, 25.22%, 2/11/27 .... 1,064 1,072
L2612096.UP.FTS.B, 25.23%, 2/11/27 .... 1,419 1,428
L2613943.UP.FTS.B, 25.28%, 2/11/27 .... 2,543 2,550
L2608705.UP.FTS.B, 25.34%, 2/11/27 .... 8,400 4,949
FW2614897.UP.FTS.B, 25.36%, 2/11/27 .. 2,415 2,431
L2611708.UP.FTS.B, 25.41%, 2/11/27 .... 5,041 5,067
L2612279.UP.FTS.B, 25.43%, 2/11/27 .... 8,922 8,978
L2613393.UP.FTS.B, 25.43%, 2/11/27 .... 1,066 1,073
L2611698.UP.FTS.B, 25.48%, 2/11/27 .... 995 1,002
L2615219.UP.FTS.B, 25.79%, 2/11/27 .... 8,566 615
L2613952.UP.FTS.B, 25.83%, 2/11/27 .... 3,603 534
L2612621.UP.FTS.B, 26.12%, 2/11/27 .... 4,585 329
FW2612923.UP.FTS.B, 26.13%, 2/11/27 .. 3,571 3,594
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2611604.UP.FTS.B, 26.15%, 2/11/27 .... $ 3,571 $ 3,595
FW2608384.UP.FTS.B, 26.32%, 2/11/27 .. 3,916 277
L2611375.UP.FTS.B, 26.37%, 2/11/27 .... 732 431
FW2611559.UP.FTS.B, 26.48%, 2/11/27 .. 2,517 2,528
FW2610030.UP.FTS.B, 27.01%, 2/11/27 .. 2,528 2,539
FW2611293.UP.FTS.B, 27.26%, 2/1 1/27 .. 3,534 3,553
FW2615414.UP.FTS.B, 27.43%, 2/11/27 .. 4,035 4,062
FW2609816.UP.FTS.B, 27.78%, 2/11/27 .. 10,823 10,894
FW2612642.UP.FTS.B, 27.88%, 2/11/27 .. 1,467 1,470
FW2613189.UP.FTS.B, 27.88%, 2/11/27 .. 21,696 21,839
FW2614513.UP.FTS.B, 28.27%, 2/11/27 .. 1,116 1,121
FW2608240.UP.FTS.B, 28.43%, 2/11/27 .. 7,982 8,035
FW2614134.UP.FTS.B, 28.75%, 2/11/27 .. 7,272 7,320
FW2615423.UP.FTS.B, 28.85%, 2/11/27 .. 10,924 10,996
FW2614677.UP.FTS.B, 28.98%, 2/11/27 .. 4,034 4,061
FW2612243.UP.FTS.B, 29.25%, 2/11/27 .. 1,303 1,311
FW2611171.UP.FTS.B, 30.34%, 2/11/27 .. 1,575 –
FW2611548.UP.FTS.B, 30.39%, 2/11/27 .. 1,029 1,036
FW2609716.UP.FTS.B, 30.54%, 2/11/27 .. 1,251 1,259
FW2607135.UP.FTS.B, 30.71%, 2/11/27 .. 1,989 2,002
FW2612001.UP.FTS.B, 30.9%, 2/11/27 ... 1,831 1,842
FW2609619.UP.FTS.B, 30.92%, 2/11/27 .. 2,192 634
FW2610795.UP.FTS.B, 30.98%, 2/11/27 .. 775 778
FW2611533.UP.FTS.B, 31.12%, 2/11/27 .. 3,038 3,045
FW2610773.UP.FTS.B, 31.41%, 2/11/27 .. 10,653 10,722
FW2611159.UP.FTS.B, 31.78%, 2/11/27 .. 4,745 4,776
FW2610510.UP.FTS.B, 33.6%, 2/11/27 ... 1,275 1,284
FW2614310.UP.FTS.B, 33.97%, 2/11/27 .. 1,668 1,675
FW2610903.UP.FTS.B, 34.14%, 2/11/27 .. 16,146 16,220
L2611816.UP.FTS.B, 21.62%, 2/12/27 .... 2,083 2,093
FW2613609.UP.FTS.B, 25.31%, 2/12/27 .. 7,111 7,075
L2617298.UP.FTS.B, 5.1%, 2/14/27 ..... 6,572 6,522
L2618466.UP.FTS.B, 5.11%, 2/14/27 ..... 13,744 13,640
L2617141.UP.FTS.B, 5.84%, 2/14/27 .... 4,510 4,476
L2616590.UP.FTS.B, 7.87%, 2/14/27 .... 16,225 16,119
L2616809.UP.FTS.B, 11.55%, 2/14/27 .... 3,798 3,778
L2616387.UP.FTS.B, 12.27%, 2/14/27 .... 4,909 262
L2617640.UP.FTS.B, 13%, 2/14/27 ...... 9,528 9,207
FW2616181.UP.FTS.B, 13.1%, 2/14/27 ... 4,303 4,058
L2616333.UP.FTS.B, 13.75%, 2/14/27 .... 22,680 22,562
L2617800.UP.FTS.B, 13.82%, 2/14/27 .... 3,451 3,430
L2615653.UP.FTS.B, 14.07%, 2/14/27 .... 1,934 1,923
L2610061.UP.FTS.B, 14.43%, 2/14/27 .... 16,297 16,212
FW2616422.UP.FTS.B, 14.55%, 2/14/27 .. 3,523 3,505
L2616226.UP.FTS.B, 14.8%, 2/14/27 .... 3,925 3,912
L2616432.UP.FTS.B, 16.81%, 2/14/27 .... 5,321 5,303
FW2616510.UP.FTS.B, 17.3%, 2/14/27 ... 3,162 2,998
FW2616193.UP.FTS.B, 17.47%, 2/14/27 .. 1,003 1,000
L2617103.UP.FTS.B, 18.14%, 2/14/27 .... 5,043 5,030
L2616245.UP.FTS.B, 18.36%, 2/14/27 .... 13,471 13,428
L2616269.UP.FTS.B, 19.1%, 2/14/27 .... 16,678 16,624
L2612816.UP.FTS.B, 19.36%, 2/14/27 .... 13,607 13,540
L2616072.UP.FTS.B, 19.58%, 2/14/27 .... 2,761 2,752
L2616722.UP.FTS.B, 19.8%, 2/14/27 .... 3,951 3,979
L2616174.UP.FTS.B, 20.55%, 2/14/27 .... 956 953
FW2618465.UP.FTS.B, 20.69%, 2/14/27 .. 6,805 6,776
FW2615937.UP.FTS.B, 21.82%, 2/14/27 .. 6,820 6,865
L2616825.UP.FTS.B, 22.66%, 2/14/27 .... 4,524 327

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2617069.UP.FTS.B, 23.16%, 2/14/27 .. $ 21,115 $ 21,221
L2616368.UP.FTS.B, 24.5%, 2/14/27 .... 7,594 7,645
L2617237.UP.FTS.B, 25.14%, 2/14/27 .... 3,263 3,253
L2616717.UP.FTS.B, 25.42%, 2/14/27 .... 1,776 1,788
L2617627.UP.FTS.B, 25.47%, 2/14/27 .... 1,208 1,217
L2615878.UP.FTS.B, 25.5%, 2/14/27 .... 6,057 6,089
L2617283.UP.FTS.B, 25.65%, 2/14/27 .... 3,987 4,015
L2617648.UP.FTS.B, 25.74%, 2/14/27 .... 7,902 566
FW2617973.UP.FTS.B, 26.17%, 2/14/27 .. 5,430 5,466
FW2616127.UP.FTS.B, 27.61%, 2/14/27 .. 2,886 2,906
FW2616788.UP.FTS.B, 28.08%, 2/14/27 .. 8,862 8,902
FW2617614.UP.FTS.B, 28.35%, 2/14/27 .. 15,909 4,610
FW2616093.UP.FTS.B, 29.88%, 2/14/27 .. 5,352 5,119
FW2617595.UP.FTS.B, 30.34%, 2/14/27 .. 1,512 1,448
FW2618539.UP.FTS.B, 30.94%, 2/14/27 .. 4,452 4,473
FW2616908.UP.FTS.B, 31.23%, 2/14/27 .. 3,831 3,855
FW2618241.UP.FTS.B, 31.49%, 2/14/27 .. 6,662 6,705
L1715513.UP.FTS.B, 13.27%, 2/15/27 .... 21,045 5,382
L1694887.UP.FTS.B, 15.52%, 2/15/27 .... 3,893 3,867
L1715815.UP.FTS.B, 21.76%, 2/15/27 .... 26,350 3,883
L2605322.UP.FTS.B, 26.41%, 2/15/27 .... 13,009 13,064
FW1717121.UP.FTS.B, 26.43%, 2/15/27 .. 1,777 1,793
L1715518.UP.FTS.B, 26.49%, 2/15/27 .... 5,749 5,776
FW1717776.UP.FTS.B, 30.58%, 2/15/27 .. 1,879 1,804
FW2613392.UP.FTS.B, 27.98%, 2/18/27 .. 8,734 8,775
L2608264.UP.FTS.B, 15.55%, 2/20/27 .... 16,991 16,103
L2616168.UP.FTS.B, 18.99%, 2/20/27 .... 10,134 1,463
FW2615716.UP.FTS.B, 30.71%, 2/21/27 .. 2,007 2,016
FW2612944.UP.FTS.B, 29.57%, 2/24/27 .. 5,472 5,498
L2610189.UP.FTS.B, 23.14%, 2/26/27 .... 8,151 191
L2618109.UP.FTS.B, 12.08%, 2/27/27 .... 21,552 21,420
L2616852.UP.FTS.B, 19.82%, 2/28/27 .... 4,910 4,890
L2617672.UP.FTS.B, 23.43%, 2/28/27 .... 5,956 1,709
L1886082.UP.FTS.B, 11.37%, 3/20/27 .... 28,644 28,492
FW1887715.UP.FTS.B, 13.02%, 3/20/27 .. 5,892 5,566
FW1884837.UP.FTS.B, 25.6%, 3/20/27 ... 30,498 4,482
FW1886975.UP.FTS.B, 25.84%, 3/20/27 .. 1,687 488
FW1884398.UP.FTS.B, 30.02%, 3/20/27 .. 4,321 632
FW2949972.UP.FTS.B, 5.25%, 4/14/27 ... 3,788 3,759
L2949814.UP.FTS.B, 5.88%, 4/14/27 .... 4,819 4,781
L2949121.UP.FTS.B, 6.79%, 4/14/27 .... 10,556 10,480
L2950010.UP.FTS.B, 6.8%, 4/14/27 ..... 4,482 4,449
L2949215.UP.FTS.B, 6.84%, 4/14/27 .... 12,361 12,270
L2951687.UP.FTS.B, 7.49%, 4/14/27 .... 7,985 7,925
L2951012.UP.FTS.B, 7.81%, 4/14/27 .... 7,512 7,459
L2951121.UP.FTS.B, 7.86%, 4/14/27 ..... 10,437 10,368
L2950930.UP.FTS.B, 9.09%, 4/14/27 .... 4,182 4,152
L2949685.UP.FTS.B, 9.14%, 4/14/27 .... 2,615 2,597
L2949220.UP.FTS.B, 9.21%, 4/14/27 .... 5,196 5,159
L2949833.UP.FTS.B, 9.25%, 4/14/27 .... 14,199 14,099
L2949108.UP.FTS.B, 9.33%, 4/14/27 .... 10,567 10,493
L2951245.UP.FTS.B, 9.94%, 4/14/27 .... 6,583 6,538
L2949486.UP.FTS.B, 10.53%, 4/14/27 .... 16,569 16,455
L2934626.UP.FTS.B, 10.81%, 4/14/27 .... 4,625 4,599
L2948956.UP.FTS.B, 10.94%, 4/14/27 .... 17,729 17,611
L2951595.UP.FTS.B, 10.95%, 4/14/27 .... 4,251 4,223
L2950964.UP.FTS.B, 11.19%, 4/14/27 .... 6,640 6,603
L2950306.UP.FTS.B, 11.59%, 4/14/27 .... 16,066 15,966
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2928558.UP.FTS.B, 11.88%, 4/14/27 .... $ 7,037 $ 6,996
FW2950525.UP.FTS.B, 11.91%, 4/14/27 .. 33,492 33,271
L2950021.UP.FTS.B, 11.97%, 4/14/27 .... 6,698 6,654
L2944042.UP.FTS.B, 12.19%, 4/14/27 .... 12,348 12,267
L2942764.UP.FTS.B, 12.22%, 4/14/27 .... 9,061 9,001
L2950992.UP.FTS.B, 12.3%, 4/14/27 .... 8,455 8,401
L2950027.UP.FTS.B, 12.33%, 4/14/27 .... 30,212 7,704
L2950333.UP.FTS.B, 12.69%, 4/14/27 .... 2,696 2,678
FW2951712.UP.FTS.B, 12.87%, 4/14/27 .. 3,366 3,336
L2949635.UP.FTS.B, 13.18%, 4/14/27 .... 2,639 2,621
L2948733.UP.FTS.B, 13.2%, 4/14/27 .... 4,738 4,707
FW2949810.UP.FTS.B, 13.53%, 4/14/27 .. 8,617 8,561
FW2949125.UP.FTS.B, 13.6%, 4/14/27 ... 2,919 2,900
L2951842.UP.FTS.B, 13.62%, 4/14/27 .... 30,349 30,151
L2950742.UP.FTS.B, 13.63%, 4/14/27 .... 6,791 6,746
FW2951854.UP.FTS.B, 14.02%, 4/14/27 .. 12,944 12,860
L2949763.UP.FTS.B, 14.31%, 4/14/27 .... 4,424 4,399
FW2951175.UP.FTS.B, 14.6%, 4/14/27 ... 1,506 1,496
FW2949070.UP.FTS.B, 14.69%, 4/14/27 .. 18,254 18,151
L2949907.UP.FTS.B, 14.84%, 4/14/27 .... 2,606 2,589
FW2949368.UP.FTS.B, 15%, 4/14/27 .... 1,923 1,911
L2949507.UP.FTS.B, 15.04%, 4/14/27 .... 7,592 7,544
L2948932.UP.FTS.B, 15.2%, 4/14/27 .... 1,032 1,025
L2951339.UP.FTS.B, 15.29%, 4/14/27 .... 11,921 11,847
FW2950466.UP.FTS.B, 15.31%, 4/14/27 .. 989 982
L2951714.UP.FTS.B, 15.35%, 4/14/27 .... 9,571 9,510
L2950927.UP.FTS.B, 15.36%, 4/14/27 .... 2,617 2,600
L2949017.UP.FTS.B, 15.76%, 4/14/27 .... 1,701 1,603
FW2949910.UP.FTS.B, 15.84%, 4/14/27 .. 7,655 558
L2950042.UP.FTS.B, 16.06%, 4/14/27 .... 1,177 1,170
L2949733.UP.FTS.B, 16.07%, 4/14/27 .... 2,158 2,145
FW2946278.UP.FTS.B, 16.33%, 4/14/27 .. 9,611 9,567
L2949916.UP.FTS.B, 16.64%, 4/14/27 .... 17,388 17,278
L2951791.UP.FTS.B, 16.65%, 4/14/27 .... 5,791 5,757
L2948755.UP.FTS.B, 16.72%, 4/14/27 .... 6,055 6,020
FW2950896.UP.FTS.B, 16.97%, 4/14/27 .. 7,307 1,896
FW2951535.UP.FTS.B, 17.04%, 4/14/27 .. 14,095 14,012
L2951449.UP.FTS.B, 17.19%, 4/14/27 .... 20,464 20,348
FW2948748.UP.FTS.B, 17.23%, 4/14/27 .. 3,353 3,335
L2948803.UP.FTS.B, 17.33%, 4/14/27 .... 3,042 3,028
L2949925.UP.FTS.B, 17.43%, 4/14/27 .... 7,000 6,959
L2951584.UP.FTS.B, 17.47%, 4/14/27 .... 3,510 3,467
L2951624.UP.FTS.B, 17.77%, 4/14/27 .... 15,265 15,181
FW2949561.UP.FTS.B, 17.84%, 4/14/27 .. 14,741 14,650
L2951172.UP.FTS.B, 17.98%, 4/14/27 .... 8,432 8,380
L2950280.UP.FTS.B, 18.73%, 4/14/27 .... 3,077 3,063
FW2950372.UP.FTS.B, 18.88%, 4/14/27 .. 6,438 6,400
L2950089.UP.FTS.B, 19.5%, 4/14/27 .... 9,350 564
L2949923.UP.FTS.B, 19.64%, 4/14/27 .... 712 707
L2948840.UP.FTS.B, 19.72%, 4/14/27 .... 10,646 10,601
L2951216.UP.FTS.B, 19.73%, 4/14/27 .... 1,638 1,627
L2950334.UP.FTS.B, 20.22%, 4/14/27 .... 3,127 3,114
L2949824.UP.FTS.B, 20.3%, 4/14/27 .... 1,573 1,564
L2947365.UP.FTS.B, 20.51%, 4/14/27 .... 14,033 13,952
L2950858.UP.FTS.B, 20.56%, 4/14/27 .... 3,565 3,546
L2951820.UP.FTS.B, 20.59%, 4/14/27 .... 23,068 22,935
L2949198.UP.FTS.B, 20.86%, 4/14/27 .... 3,099 3,058
FW2949268.UP.FTS.B, 20.97%, 4/14/27 .. 3,161 3,141

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2951142.UP.FTS.B, 21.23%, 4/14/27 .... $ 5,820 $ 841
FW2950781.UP.FTS.B, 21.26%, 4/14/27 .. 8,059 7,623
L2950447.UP.FTS.B, 21.39%, 4/14/27 .... 9,298 9,241
FW2948170.UP.FTS.B, 21.44%, 4/14/27 .. 5,771 5,734
FW2951375.UP.FTS.B, 22.32%, 4/14/27 .. 2,394 2,402
FW2949464.UP.FTS.B, 22.55%, 4/14/27 .. 2,398 2,406
L2950443.UP.FTS.B, 22.7%, 4/14/27 .... 725 729
FW2950348.UP.FTS.B, 22.92%, 4/14/27 .. 12,303 12,354
FW2948734.UP.FTS.B, 22.93%, 4/14/27 .. 5,388 5,331
FW2946360.UP.FTS.B, 23.4%, 4/14/27 ... 5,481 5,501
L2951812.UP.FTS.B, 23.47%, 4/14/27 .... 2,047 2,054
FW2950779.UP.FTS.B, 23.54%, 4/14/27 .. 2,414 2,422
L2951427.UP.FTS.B, 23.72%, 4/14/27 .... 4,834 4,851
FW2950242.UP.FTS.B, 24.53%, 4/14/27 .. 2,044 2,055
L2948992.UP.FTS.B, 24.59%, 4/14/27 .... 22,581 22,639
L2950134.UP.FTS.B, 24.82%, 4/14/27 .... 1,024 1,017
L2949079.UP.FTS.B, 24.97%, 4/14/27 .... 9,234 9,178
L2950895.UP.FTS.B, 25.02%, 4/14/27 .... 739 742
L2950602.UP.FTS.B, 25.04%, 4/14/27 .... 1,256 1,261
L2914578.UP.FTS.B, 25.07%, 4/14/27 .... 1,264 90
L2943365.UP.FTS.B, 25.08%, 4/14/27 .... 893 896
L2950811.UP.FTS.B, 25.09%, 4/14/27 .... 816 819
L2951247.UP.FTS.B, 25.15%, 4/14/27 .... 814 809
FW2951030.UP.FTS.B, 25.2%, 4/14/27 ... 2,812 2,822
L2951862.UP.FTS.B, 25.21%, 4/14/27 .... 1,240 1,247
L2942965.UP.FTS.B, 25.22%, 4/14/27 .... 7,400 7,427
L2949738.UP.FTS.B, 25.23%, 4/14/27 .... 1,480 1,486
L2951261.UP.FTS.B, 25.24%, 4/14/27 .... 1,332 1,324
L2951170.UP.FTS.B, 25.33%, 4/14/27 .... 1,021 1,026
L2949673.UP.FTS.B, 25.36%, 4/14/27 .... 10,481 744
L2950776.UP.FTS.B, 25.38%, 4/14/27 .... 2,715 2,726
L2951160.UP.FTS.B, 25.41%, 4/14/27 .... 1,944 1,934
L2951384.UP.FTS.B, 25.41%, 4/14/27 .... 1,946 1,955
L2950090.UP.FTS.B, 25.42%, 4/14/27 .... 1,111 1,105
L2949492.UP.FTS.B, 25.47%, 4/14/27 .... 3,410 3,422
L2951548.UP.FTS.B, 25.47%, 4 /14/27 .... 1,853 1,842
L2950216.UP.FTS.B, 25.49%, 4/14/27 .... 4,080 4,095
L2951869.UP.FTS.B, 25.5%, 4/14/27 .... 5,370 1,529
FW2950277.UP.FTS.B, 25.52%, 4/14/27 .. 2,448 2,456
FW2950451.UP.FTS.B, 25.69%, 4/14/27 .. 2,350 168
L2951153.UP.FTS.B, 25.85%, 4/14/27 .... 1,870 1,868
FW2950220.UP.FTS.B, 26.02%, 4/14/27 .. 1,488 1,493
L2951255.UP.FTS.B, 26.02%, 4/14/27 .... 6,174 6,196
FW2951228.UP.FTS.B, 26.2%, 4/14/27 ... 2,700 2,711
FW2944032.UP.FTS.B, 26.21%, 4/14/27 .. 2,608 2,617
FW2949934.UP.FTS.B, 26.46%, 4/14/27 .. 1,276 91
L2949711.UP.FTS.B, 27.49%, 4/14/27 .... 1,875 1,886
FW2948773.UP.FTS.B, 27.56%, 4/14/27 .. 3,466 3,479
FW2948716.UP.FTS.B, 27.71%, 4/14/27 .. 6,769 6,793
FW2951423.UP.FTS.B, 27.85%, 4/14/27 .. 3,421 3,439
FW2949765.UP.FTS.B, 28.19%, 4/14/27 .. 7,548 7,575
FW2948843.UP.FTS.B, 28.64%, 4/14/27 .. 7,566 7,593
FW2950395.UP.FTS.B, 28.88%, 4/14/27 .. 14,016 14,067
FW2950464.UP.FTS.B, 29.27%, 4/14/27 .. 2,986 3,000
FW2950412.UP.FTS.B, 30.37%, 4/14/27 .. 745 741
FW2951435.UP.FTS.B, 30.37%, 4/14/27 .. 1,506 1,513
FW2950357.UP.FTS.B, 30.48%, 4/14/27 .. 8,496 8,533
FW2949817.UP.FTS.B, 30.78%, 4/14/27 .. 839 59
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2949044.UP.FTS.B, 30.94%, 4/14/27 .. $ 3,446 $ 3,461
FW2950648.UP.FTS.B, 30.95%, 4/14/27 .. 925 929
FW2949727.UP.FTS.B, 30.99%, 4/14/27 .. 1,535 1,541
FW2950633.UP.FTS.B, 31.02%, 4/14/27 .. 11,368 3,331
FW2950575.UP.FTS.B, 31.06%, 4/14/27 .. 2,074 2,081
FW2949627.UP.FTS.B, 31.09%, 4/14/27 .. 1,209 177
FW2951097.UP.FTS.B, 31.1%, 4/14/27 ... 1,327 92
FW2949803.UP.FTS.B, 31.16%, 4/14/27 .. 1,827 529
FW2950561.UP.FTS.B, 31.2%, 4/14/27 ... 1,153 1,157
FW2950061.UP.FTS.B, 31.21%, 4/14/27 .. 1,231 1,235
FW2950268.UP.FTS.B, 31.44%, 4/14/27 .. 1,857 131
FW2949894.UP.FTS.B, 31.82%, 4/14/27 .. 2,857 2,868
FW2949051.UP.FTS.B, 32.15%, 4/14/27 .. 3,737 3,749
FW2950185.UP.FTS.B, 32.24%, 4/14/27 .. 4,169 4,179
FW2950232.UP.FTS.B, 32.3%, 4/14/27 ... 20,945 20,953
L2047868.UP.FTS.B, 10.51%, 4/15/27 .... 28,587 2,080
L2048072.UP.FTS.B, 11.58%, 4/15/27 .... 7,835 7,771
L2048360.UP.FTS.B, 14.07%, 4/15/27 .... 4,298 4,267
FW2046887.UP.FTS.B, 17.65%, 4/15/27 .. 8,763 8,294
L2046952.UP.FTS.B, 18.41%, 4/15/27 .... 2,119 2,103
L2049386.UP.FTS.B, 19.96%, 4/15/27 .... 4,213 3,986
FW2048990.UP.FTS.B, 20.89%, 4/15/27 .. 2,388 2,373
FW2047914.UP.FTS.B, 21.49%, 4/15/27 .. 18,006 17,967
FW2049296.UP.FTS.B, 30.21%, 4/15/27 .. 5,987 6,016
L2951305.UP.FTS.B, 20.52%, 4/16/27 .... 2,652 2,636
L2949973.UP.FTS.B, 20.99%, 4/16/27 .... 4,315 4,289
L2950367.UP.FTS.B, 22.21%, 4/16/27 .... 7,909 7,864
FW2932125.UP.FTS.B, 30.95%, 4/18/27 .. 6,947 6,988
L2949050.UP.FTS.B, 24.74%, 4/20/27 .... 11,104 11,146
L2047847.UP.FTS.B, 25.96%, 4/20/27 .... 5,580 5,601
L2096414.UP.FTS.B, 14.36%, 4/22/27 .... 3,828 3,716
L2094403.UP.FTS.B, 16.85%, 4/22/27 .... 4,812 1,302
L2095546.UP.FTS.B, 17.27%, 4/22/27 .... 2,216 326
L2088829.UP.FTS.B, 21.32%, 4/22/27 .... 8,284 7,865
L2096815.UP.FTS.B, 21.75%, 4/22/27 .... 33,491 2,425
L2096857.UP.FTS.B, 21.9%, 4/22/27 .... 26,054 24,687
L2094965.UP.FTS.B, 25.66%, 4/22/27 .... 3,336 3,378
FW2094908.UP.FTS.B, 29.15%, 4/22/27 .. 38,033 38,300
FW2083347.UP.FTS.B, 31.08%, 4/22/27 .. 10,415 10,542
FW2951725.UP.FTS.B, 27.54%, 4/28/27 .. 3,035 3,048
FW2095121.UP.FTS.B, 24.32%, 5/05/27 .. 6,119 –
L2288895.UP.FTS.B, 8.82%, 5/21/27 .... 2,671 194
FW2295879.UP.FTS.B, 25.12%, 5/21/27 .. 17,272 2,576
L2295630.UP.FTS.B, 25.47%, 5/21/27 .... 6,022 5,800
FW2296510.UP.FTS.B, 28.63%, 5/21/27 .. 4,943 4,977
FW2294827.UP.FTS.B, 31.11%, 5/21/27 .. 1,706 502
L2298796.UP.FTS.B, 7.68%, 5/22/27 .... 1,278 1,269
L2299498.UP.FTS.B, 12.01%, 5/22/27 .... 6,166 446
L2298756.UP.FTS.B, 12.5%, 5/22/27 .... 42,484 3,090
L2299489.UP.FTS.B, 13.74%, 5/22/27 .... 23,806 1,724
FW2297226.UP.FTS.B, 17.41%, 5/22/27 .. 9,639 9,620
L2296567.UP.FTS.B, 21.87%, 5/22/27 .... 1,418 1,430
L2298303.UP.FTS.B, 22.22%, 5/22/27 .... 4,724 1,331
FW2297374.UP.FTS.B, 23.21%, 5/22/27 .. 1,564 1,577
L2300368.UP.FTS.B, 25.11%, 5/22/27 .... 1,880 552
FW2297812.UP.FTS.B, 27.74%, 5/22/27 .. 3,506 3,520
FW2299110.UP.FTS.B, 28.13%, 5/22/27 .. 12,373 11,892
FW2297303.UP.FTS.B, 28.74%, 5/22/27 .. 9,109 637

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2296256.UP.FTS.B, 30.68%, 5/22/27 .. $ 2,517 $ 2,546
L2292250.UP.FTS.B, 12.42%, 5/26/27 .... 7,492 7,438
L2300474.UP.FTS.B, 25.38%, 5/27/27 .... 1,986 1,999
FW2294223.UP.FTS.B, 31.19%, 6/05/27 .. 19,711 19,642
L2275604.UP.FTS.B, 8%, 6 /06/27 ....... 6,362 6,307
L2428326.UP.FTS.B, 7.87%, 6/13/27 .... 6,593 3,439
FW2423719.UP.FTS.B, 8.04%, 6/13/27 ... 10,219 10,137
L2427221.UP.FTS.B, 9.21%, 6/13/27 .... 2,279 2,259
FW2427741.UP.FTS.B, 9.76%, 6/13/27 ... 5,230 5,190
L2423738.UP.FTS.B, 10.57%, 6/13/27 .... 2,125 2,105
L2422943.UP.FTS.B, 17.4%, 6/13/27 .... 5,445 279
L2426279.UP.FTS.B, 17.73%, 6/13/27 .... 2,849 2,822
L2424490.UP.FTS.B, 25.49%, 6/13/27 .... 6,773 482
FW2427001.UP.FTS.B, 25.82%, 6/13/27 .. 7,705 7,708
FW2423361.UP.FTS.B, 26.6%, 6/13/27 ... 2,648 2,652
FW2425746.UP.FTS.B, 27.06%, 6/13/27 .. 7,667 4,514
FW2425689.UP.FTS.B, 27.43%, 6/13/27 .. 8,830 8,934
FW2425524.UP.FTS.B, 29.54%, 6/13/27 .. 17,958 10,617
FW2427523.UP.FTS.B, 29.85%, 6/13/27 .. 2,806 2,820
FW2422585.UP.FTS.B, 30.74%, 6/13/27 .. 3,256 227
FW2424580.UP.FTS.B, 31.2%, 6/13/27 ... 15,541 15,599
L2432199.UP.FTS.B, 7.42%, 6/14/27 .... 2,835 2,811
FW2429579.UP.FTS.B, 8.83%, 6/14/27 ... 4,106 4,075
L2432951.UP.FTS.B, 9.1%, 6/14/27 ..... 12,213 11,484
L2433061.UP.FTS.B, 9.38%, 6/14/27 .... 6,072 820
FW2429553.UP.FTS.B, 9.84%, 6/14/27 ... 8,357 606
FW2432260.UP.FTS.B, 13.46%, 6/14/27 .. 3,995 288
L2432731.UP.FTS.B, 13.82%, 6/14/27 .... 18,624 2,563
L2435410.UP.FTS.B, 17.3%, 6/14/27 .... 8,340 8,298
L2435110.UP.FTS.B, 20.58%, 6/14/27 .... 1,568 113
L2429021.UP.FTS.B, 22.9%, 6/14/27 .... 5,341 5,116
FW2432066.UP.FTS.B, 25.64%, 6/14/27 .. 11,593 1,702
FW2434573.UP.FTS.B, 26.92%, 6/14/27 .. 8,665 8,738
FW2429288.UP.FTS.B, 33.13%, 6/14/27 .. 1,178 1,188
L2434966.UP.FTS.B, 13.37%, 6/15/27 .... 7,500 7,065
L2438839.UP.FTS.B, 7.09%, 6/18/27 .... 15,492 3,789
FW2435774.UP.FTS.B, 7.71%, 6/18/27 ... 1,959 1,943
L2437345.UP.FTS.B, 17.3%, 6/18/27 .... 8,034 1,145
L2413076.UP.FTS.B, 22.22%, 6/18/27 .... 8,252 199
L2437879.UP.FTS.B, 24.72%, 6/18/27 .... 1,226 30
FW2436713.UP.FTS.B, 26.86%, 6/18/27 .. 8,873 626
FW2435640.UP.FTS.B, 28.51%, 6/18/27 .. 4,318 4,145
L2437642.UP.FTS.B, 9.64%, 6/20/27 .... 758 752
L2422890.UP.FTS.B, 23.18%, 6/23/27 .... 2,928 2,805
FW2438645.UP.FTS.B, 31.19%, 6/26/27 .. 2,687 2,687
L2431725.UP.FTS.B, 12.26%, 6/28/27 .... 27,099 26,862
L2608785.UP.FTS.B, 8.52%, 7/10/27 .... 10,325 666
L2581968.UP.FTS.B, 13.8%, 7/10/27 .... 7,257 7,217
L2607609.UP.FTS.B, 15.09%, 7/10/27 .... 2,360 2,337
L2607076.UP.FTS.B, 16.42%, 7/10/27 .... 18,438 18,264
FW2602895.UP.FTS.B, 17.44%, 7/10/27 .. 8,796 1,245
FW2603295.UP.FTS.B, 23.18%, 7/10/27 .. 7,421 7,408
L2608553.UP.FTS.B, 23.5%, 7/10/27 .... 8,056 8,081
L2603328.UP.FTS.B, 25.17%, 7/10/27 .... 849 –
FW2605866.UP.FTS.B, 29.72%, 7/10/27 .. 554 549
FW2603700.UP.FTS.B, 31.08%, 7/10/27 .. 1,873 1,107
FW2602032.UP.FTS.B, 31.57%, 7/10/27 .. 4,612 4,626
L2611504.UP.FTS.B, 16.36%, 7/11/27 .... 4,319 4,278
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2609511.UP.FTS.B, 18.92%, 7/11/27 .. $ 10,597 $ 10,519
L2612995.UP.FTS.B, 19.69%, 7/11/27 .... 7,995 1,120
L2613825.UP.FTS.B, 20.6%, 7/11/27 ..... 1,800 1,787
L2612062.UP.FTS.B, 21.51%, 7/11/27 .... 1,398 1,380
L2605257.UP.FTS.B, 21.7%, 7/11/27 ..... 789 789
FW2610184.UP.FTS.B, 23.94%, 7/11/27 .. 16,787 16,746
L2614217.UP.FTS.B, 24.23%, 7/11/27 .... 1,972 1,969
FW2611588.UP.FTS.B, 24.58%, 7/11/27 .. 7,969 574
FW2613347.UP.FTS.B, 26.68%, 7/11/27 .. 1,107 1,109
FW2613777.UP.FTS.B, 27.07%, 7/11/27 .. 1,460 1,465
FW2610223.UP.FTS.B, 30.62%, 7/11/27 .. 2,848 2,852
FW2610193.UP.FTS.B, 30.94%, 7/11/27 .. 9,413 1,369
FW2611798.UP.FTS.B, 31.65%, 7/11/27 .. 7,936 4,667
L2618980.UP.FTS.B, 12.97%, 7/14/27 .... 12,606 12,480
L2615821.UP.FTS.B, 16.82%, 7/14/27 .... 3,419 485
L2615913.UP.FTS.B, 19.56%, 7/14/27 .... 4,585 4,534
L2616155.UP.FTS.B, 19.61%, 7/14/27 .... 5,989 428
L2614826.UP.FTS.B, 22.6%, 7/14/27 .... 4,489 4,503
L2618649.UP.FTS.B, 24.27%, 7/14/27 .... 8,389 8,369
FW2618197.UP.FTS.B, 27.81%, 7/14/27 .. 16,246 16,361
L1716174.UP.FTS.B, 24.2%, 7/15/27 .... 12,798 12,878
FW1716481.UP.FTS.B, 26.69%, 7/15/27 .. 18,289 18,192
FW2617490.UP.FTS.B, 27.91%, 7/21/27 .. 24,995 24,980
L2603677.UP.FTS.B, 14.69%, 7/25/27 .... 12,804 1,757
FW2608779.UP.FTS.B, 24.99%, 7/25/27 .. 8,979 9,026
FW1882891.UP.FTS.B, 25.65%, 8/20/27 .. 1,503 1,500
FW2951315.UP.FTS.B, 9.91%, 9/14/27 ... 4,228 4,199
L2949275.UP.FTS.B, 14.68%, 9/14/27 .... 2,857 2,830
L2949405.UP.FTS.B, 16.41%, 9/14/27 .... 15,479 15,332
L2950883.UP.FTS.B, 17.71%, 9/14/27 .... 11,691 1,594
FW2951370.UP.FTS.B, 20.97%, 9/14/27 .. 8,056 7,961
L2951029.UP.FTS.B, 21.05%, 9/14/27 .... 16,591 16,400
L2951265.UP.FTS.B, 22.27%, 9/14/27 .... 14,842 14,691
L2951399.UP.FTS.B, 22.65%, 9/14/27 .... 9,371 9,281
L2949419.UP.FTS.B, 23.06%, 9/14/27 .... 2,483 2,490
FW2950826.UP.FTS.B, 23.81%, 9/14/27 .. 19,890 –
FW2951123.UP.FTS.B, 24.74%, 9/14/27 .. 16,323 15,538
L2949682.UP.FTS.B, 25.05%, 9/14/27 .... 1,142 1,133
L2949947.UP.FTS.B, 25.29%, 9/14/27 .... 1,703 1,704
L2949603.UP.FTS.B, 25.51%, 9/14/27 .... 4,524 4,330
FW2949299.UP.FTS.B, 28.46%, 9/14/27 .. 3,602 3,430
FW2948974.UP.FTS.B, 29.39%, 9/14/27 .. 7,740 7,382
FW2951059.UP.FTS.B, 31.12%, 9/14/27 .. 16,766 2,399
L2047067.UP.FTS.B, 21.22%, 9/15/27 .... 14,737 14,644
FW2049311.UP.FTS.B, 21.75%, 9/15/27 .. 3,879 3,857
L2949815.UP.FTS.B, 25.48%, 9/15/27 .... 8,852 8,840
FW2094263.UP.FTS.B, 30.68%, 9/22/27 .. 3,402 236
L2293030.UP.FTS.B, 8.8%, 10/21/27 .... 1,853 1,841
FW2292945.UP.FTS.B, 31.23%, 10/21/27 . 1,980 1,992
L2298368.UP.FTS.B, 11.21%, 10/22/27 ... 3,251 191
L2300702.UP.FTS.B, 15.45%, 10/22/27 ... 27,898 26,183
L2421701.UP.FTS.B, 5.91%, 11/13/27 .... 15,342 15,219
FW2424710.UP.FTS.B, 21.52%, 11/13/27 . 12,454 12,243
FW2424742.UP.FTS.B, 30.86%, 11/13/27 . 1,232 86
FW2430164.UP.FTS.B, 9.11%, 11/14/27 .. 4,135 4,096
FW2431901.UP.FTS.B, 9.92%, 11/14/27 .. 7,291 7,260
L2436109.UP.FTS.B, 9.68%, 11/18/27 .... 33,753 2,268
L2435424.UP.FTS.B, 10.13%, 11/21/27 ... 3,400 3,374

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2607851.UP.FTS.B, 13.68%, 12/10/27 ... $ 29,600 $ 15,731
FW2606361.UP.FTS.B, 25.37%, 12/10/27 . 10,218 1,471
FW2605935.UP.FTS.B, 31.23%, 12/10/27 . 5,119 5,065
L2611597.UP.FTS.B, 25.33%, 12/11/27 ... 10,486 6,202
L2611511.UP.FTS.B, 25.43%, 12/11/27 ... 4,934 714
FW2617504.UP.FTS.B, 30.27%, 12/14/27 . 16,494 16,388
FW2609734.UP.FTS.B, 31%, 12/16/27 ... 1,040 1,028
FW2613645.UP.FTS.B, 31.4%, 12/23/27 .. 1,559 1,546
FW2951084.UP.FTS.B, 30.63%, 2/14/28 .. 13,486 13,396
L1718966.UP.FTS.B, 18.89%, 9/15/28 .... 7,702 7,713
L1718702.UP.FTS.B, 26.02%, 9/15/28 .... 4,066 4,138
L1886617.UP.FTS.B, 19.5%, 10/20/28 .... 7,932 7,571
L1887293.UP.FTS.B, 25.85%, 10/20/28 ... 8,864 8,916
L2608032.UP.FTS.B, 17.27%, 2/10/29 .... 3,463 3,458
L2605139.UP.FTS.B, 28.33%, 2/10/29 .... 2,171 2,190
L1718819.UP.FTS.B, 23.98%, 2/15/29 .... 2,600 2,607
L2607986.UP.FTS.B, 25.66%, 7/10/29 .... 18,997 10,695
7,841,468
Total Marketplace Loans (Cost $48,980,053) .....
$42,760,449

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2024, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2024, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 321 $ 34,487,438 6/18/24 $ 889,818
U.S. Treasury 10 Year Ultra Notes ................ Short 60 6,613,125 6/18/24 214,217
U.S. Treasury 2 Year Notes ..................... Long 3,634 736,452,812 6/28/24 (6,989,739)
U.S. Treasury 5 Year Notes ..................... Short 959 100,447,758 6/28/24 1,903,502
Total Futures Contracts ...................................................................... $(3,982,202)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 8,100,000 $ 538,900 $ (74,903) $ 613,803
Non-
Investment
Grade
CDX.NA.HY.42 . 5.00% Quarterly 6/20/29 4,100,000 264,822 219,237 45,585
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $803,722 $144,334 $659,388
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 3,300,000 (34,655) (375,086) 340,431 BB-
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 12,600,000 447,374 (95,831) 543,205
Non-
Investment
Grade
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 5,500,000 325,411 282,284 43,127
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $738,130 $(188,633) $926,763
Total Credit Default Swap Contracts .................................... $1,541,852 $ (44,299) $1,586,151

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Not e 9 r egarding other derivative information.
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Abbreviations on page 318 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.43 $7.48 $7.89 $7.95 $8.02 $8.10
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.147 0.193 0.017 (0.006) 0.125 0.140
Net realized and unrealized gains (losses) 0.060 0.003 (0.340) 0.022 (0.025) 0.021
Total from investment operations ........ 0.207 0.196 (0.323) 0.016 0.100 0.161
Less distributions from:
Net investment income .............. (0.167) (0.246) (0.087) (0.076) (0.170) (0.241)
Net asset value, end of period .......... $7.47 $7.43 $7.48 $7.89 $7.95 $8.02
Total return
c
....................... 2.94% 2.66% (4.11)% 0.20% 1.26% 2.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 1.00% 0.93% 0.97% 0.97% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.84%
e
0.87% 0.91% 0.96%
e
0.94%
e
Net investment income (loss) .......... 3.95% 2.59% 0.22% (0.07)% 1.57% 1.73%
Supplemental data
Net assets, end of period (000’s) ........ $263,915 $284,319 $353,584 $432,447 $460,621 $393,736
Portfolio turnover rate ................ 3.06% 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.42 $7.48 $7.88 $7.95 $8.02 $8.09
Income from investment operations
a
:
Net investment income
b
............. 0.153 0.206 0.029 0.006 0.137 0.151
Net realized and unrealized gains (losses) 0.070 (0.009) (0.330) 0.012 (0.024) 0.031
Total from investment operations ........ 0.223 0.197 (0.301) 0.018 0.113 0.182
Less distributions from:
Net investment income .............. (0.173) (0.257) (0.099) (0.088) (0.182) (0.252)
Net asset value, end of period .......... $7.47 $7.42 $7.48 $7.88 $7.95 $8.02
Total return
c
....................... 2.88% 2.81% (3.85)% 0.23% 1.41% 2.29%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.85% 0.78% 0.82% 0.82% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.69%
e
0.72% 0.77% 0.81%
e
0.79%
e
Net investment income ............... 4.10% 2.75% 0.37% 0.08% 1.72% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $46,603 $47,732 $55,048 $66,942 $77,910 $86,471
Portfolio turnover rate ................ 3.06% 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.42 $7.48 $7.88 $7.95 $8.02 $8.09
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.132 0.161 (0.017) (0.035) 0.093 0.106
Net realized and unrealized gains (losses) 0.070 (0.005) (0.326) 0.010 (0.024) 0.032
Total from investment operations ........ 0.202 0.156 (0.343) (0.025) 0.069 0.138
Less distributions from:
Net investment income .............. (0.152) (0.216) (0.057) (0.045) (0.138) (0.208)
Net asset value, end of period .......... $7.47 $7.42 $7.48 $7.88 $7.95 $8.02
Total return
c
....................... 2.74% 2.11% (4.37)% (0.32)% 0.86% 1.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.40% 1.34% 1.38% 1.37% 1.35%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.24%
e
1.27% 1.33% 1.36%
e
1.34%
e
Net investment income (loss) .......... 3.54% 2.15% (0.22)% (0.45)% 1.16% 1.33%
Supplemental data
Net assets, end of period (000’s) ........ $11,464 $13,586 $21,568 $36,318 $71,212 $84,685
Portfolio turnover rate ................ 3.06% 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.44 $7.50 $7.90 $7.97 $8.03 $8.11
Income from investment operations
a
:
Net investment income
b
............. 0.158 0.213 0.040 0.021 0.154 0.169
Net realized and unrealized gains (losses) 0.070 (0.003) (0.331) 0.014 (0.014) 0.021
Total from investment operations ........ 0.228 0.210 (0.291) 0.035 0.140 0.190
Less distributions from:
Net investment income .............. (0.178) (0.270) (0.109) (0.105) (0.199) (0.270)
Net asset value, end of period .......... $7.49 $7.44 $7.50 $7.90 $7.97 $8.03
Total return
c
....................... 3.08% 2.85% (3.71)% 0.44% 1.75% 2.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.66% 0.59% 0.63% 0.64% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.56%
e
0.56% 0.55% 0.60%
e
0.58%
e
Net investment income ............... 4.22% 2.84% 0.52% 0.27% 1.93% 2.09%
Supplemental data
Net assets, end of period (000’s) ........ $18,256 $20,265 $29,513 $41,913 $33,530 $31,953
Portfolio turnover rate ................ 3.06% 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.43 $7.49 $7.89 $7.96 $8.03 $8.10
Income from investment operations
a
:
Net investment income
b
............. 0.157 0.213 0.040 0.014 0.146 0.160
Net realized and unrealized gains (losses) 0.069 (0.008) (0.334) 0.012 (0.025) 0.031
Total from investment operations ........ 0.226 0.205 (0.294) 0.026 0.121 0.191
Less distributions from:
Net investment income .............. (0.176) (0.265) (0.106) (0.096) (0.190) (0.261)
Net asset value, end of period .......... $7.48 $7.43 $7.49 $7.89 $7.96 $8.03
Total return
c
....................... 3.06% 2.78% (3.76)% 0.33% 1.51% 2.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.75% 0.67% 0.72% 0.72% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.59%
e
0.62% 0.66% 0.71%
e
0.69%
e
Net investment income ............... 4.20% 2.84% 0.52% 0.18% 1.82% 1.98%
Supplemental data
Net assets, end of period (000’s) ........ $82,015 $77,434 $99,817 $86,615 $98,851 $103,639
Portfolio turnover rate ................ 3.06% 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 14.0%
U.S. Treasury Notes ,
2%, 2/15/25 ...................................................... $ 10,000,000 $ 9,740,706
2%, 8/15/25 ...................................................... 5,000,000 4,804,297
2.625%, 1/31/26 ................................................... 10,000,000 9,589,063
2.5%, 2/28/26 .................................................... 10,162,000 9,708,283
2.25%, 3/31/26 ................................................... 15,000,000 14,244,727
2.375%, 4/30/26 ................................................... 11,859,000 11,265,818
Total U.S. Government and Agency Securities (Cost $ 60,467,791 ) .................
59,352,894
Mortgage-Backed Securities 60.4%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.1%
FHLMC , 5.714%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... 5,778,470 5,877,366
FHLMC , 5.797%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 3,939,490 4,015,807
FHLMC , 5.804%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 5,217,667 5,351,556
FHLMC , 5.878%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 8,186,785 8,278,321
FHLMC , 5.942%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 5,648,939 5,744,392
FHLMC , 5.996%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/35 ................................................... 1,885,684 1,938,779
FHLMC , 6.014%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/43 ................................................... 1,967,614 1,994,609
FHLMC , 6.018%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 4,224,977 4,329,922
FHLMC , 6.022%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/43 ................................................... 2,161,762 2,225,282
FHLMC , 6.029%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 4,463,796 4,583,470
FHLMC , 6.039%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/37 ................................................... 2,099,171 2,160,022
FHLMC , 6.046%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/43 .................................................. 1,952,454 1,958,236
FHLMC , 6.219%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 1/01/44 ................................................... 2,115,821 2,168,676
FHLMC , 5.235% - 6.903%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 22,170,111 22,454,103
FHLMC , 6.079% - 7.19%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 265,083 264,326
FHLMC , 5.94% - 7.532%, ( 1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 6,958,245 7,103,456
80,448,323
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................................... 2,177,752 2,161,277
a
Federal National Mortgage Association (FNMA) Adjustable Rate 36.1%
FNMA , 4.474%, ( COFI 11th District +/- MBS Margin), 4/01/34 .................. 4,749,741 4,604,365
FNMA , 3.066% - 5.339%, ( 3-year CMT T-Note +/- MBS Margin), 1/01/26 - 7/01/34 ... 82,008 80,754
FNMA , 4.397% - 5.761%, ( COFI 11th District +/- MBS Margin), 1/01/25 - 12/01/37 ... 2,314,842 2,252,675
FNMA , 3.564% - 5.915%, ( 5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 23,615 23,428
FNMA , 6.059%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... 2,810,585 2,896,260
FNMA , 6.083%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 10,370,120 10,702,929
FNMA , 6.087%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... 2,794,838 2,875,125

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 6.091%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/44 ................................................... $ 18,279,981 $ 18,759,021
FNMA , 6.111%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 7,059,373 7,261,198
FNMA , 6.144%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 4,735,249 4,870,184
FNMA , 6.324%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 3/01/35 ................................................... 2,281,359 2,330,926
FNMA , 6.396%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 4,602,011 4,700,405
FNMA , 6.503%, ( 1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 73,764 73,626
FNMA , 6.516%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 2,755,317 2,827,900
FNMA , 6.69%, ( 6-month H15BDI +/- MBS Margin), 11/01/34 ................... 43,162 43,071
FNMA , 5.003% - 7.405%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/32 - 5/01/48 ....................................... 56,462,784 57,062,185
FNMA , 3.653% - 7.62%, ( 1-year CMT T-Note +/- MBS Margin), 9/01/24 - 12/01/40 ... 16,188,557 16,303,875
FNMA , 5.345% - 7.94%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 12/01/24 - 12/01/37 ..................................... 11,678,675 11,751,066
FNMA , 5.507% - 8.261%, ( 12-month average of 1-year CMT +/- MBS Margin),
12/01/26 - 11/01/44 ................................................ 2,918,117 2,943,828
152,362,821
Federal National Mortgage Association (FNMA) Fixed Rate 4.7%
FNMA, 30 Year , 5.5%, 4/01/53 ......................................... 13,157,480 12,787,691
FNMA, 30 Year , 5.5%, 3/01/54 ......................................... 2,190,765 2,127,601
FNMA, 30 Year , 6%, 7/01/53 ........................................... 4,925,488 4,884,693
19,799,985
a
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 3.625% - 4.625%, ( 1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 . 268,931 265,218
265,218
Total Mortgage-Backed Securities (Cost $ 262,886,106 ) ...........................
255,037,624
Agency Commercial Mortgage-Backed Securities 20.4%
Financial Services 20.4%
b
FHLMC ,
4988 , AF , FRN , 5.784% , ( 30-day SOFR Average + 0.464% ), 10/15/37 .......... 4,088,706 4,060,829
4891 , AF , FRN , 5.834% , ( 30-day SOFR Average + 0.514% ), 7/15/42 ........... 6,380,900 6,325,745
343 , F4 , FRN , 5.784% , Strip , ( 30-day SOFR Average + 0.464% ), 10/15/37 ....... 3,761,442 3,709,198
4989 , FA , FRN , 5.784% , ( 30-day SOFR Average + 0.464% ), 8/15/40 ........... 5,196,878 5,112,957
4915 , FE , FRN , 5.834% , ( 30-day SOFR Average + 0.514% ), 2/15/38 ........... 7,683,674 7,629,580
4895 , GF , FRN , 5.823% , ( 30-day SOFR Average + 0.514% ), 11/15/43 .......... 6,285,035 6,125,418
4197 , KF , FRN , 5.734% , ( 30-day SOFR Average + 0.414% ), 9/15/37 ........... 2,109,218 2,023,802
4107 , KF , FRN , 5.824% , ( 30-day SOFR Average + 0.504% ), 6/15/38 ........... 1,970,901 1,936,147
4215 , KF , FRN , 5.734% , ( 30-day SOFR Average + 0.414% ), 2/15/40 ........... 1,504,373 1,453,820
4730 , WF , FRN , 5.784% , ( 30-day SOFR Average + 0.464% ), 8/15/38 ........... 3,591,328 3,538,476
4794 , WF , FRN , 5.784% , ( 30-day SOFR Average + 0.464% ), 3/15/43 ........... 3,828,240 3,841,642
b
FHLMC, Multi-family Structured Pass-Through Certificates , KF160 , AS , FRN , 6.022% ,
( 30-day SOFR Average + 0.7% ), 10/25/30 ............................... 3,625,398 3,645,678
b
FNMA ,
2019-38 , AF , FRN , 5.834% , ( 30-day SOFR Average + 0.514% ), 7/25/49 ......... 4,276,710 4,212,547
2019-59 , BF , FRN , 5.834% , ( 30-day SOFR Average + 0.514% ), 10/25/49 ........ 6,293,138 6,274,586
2019-38 , CF , FRN , 5.894% , ( 30-day SOFR Average + 0.564% ), 7/25/49 ......... 1,357,632 1,327,116
2021-44 , FA , FRN , 5.52% , ( 30-day SOFR Average + 0.2% ), 6/25/45 ............ 4,986,043 4,983,556

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA, (continued)
2020-54 , WF , FRN , 3.521% , ( 30-day SOFR Average + 0.564% ), 8/25/50 ........ $ 3,933,860 $ 3,792,699
2021-8 , YF , FRN , 5.52% , ( 30-day SOFR Average + 0.2% ), 3/25/61 ............. 10,517,875 10,377,287
2021-36 , YF , FRN , 5.52% , ( 30-day SOFR Average + 0.2% ), 6/25/61 ............ 5,231,449 5,155,900
b
GNMA , 2010-12 , FD , FRN , 6.034% , ( 1-month SOFR + 0.714% ), 1/16/40 ..........
542,533 541,332
86,068,315
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 87,292,480 ) .........
86,068,315
Total Long Term Investments (Cost $ 410,646,377 ) ...............................
400,458,833
a
a a a a
Short Term Investments 4.4%
Shares
a
Money Market Funds 4.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .................. 18,390,912 18,390,912
Total Money Market Funds (Cost $ 18,390,912 ) ..................................
18,390,912
Total Short Term Investments (Cost $ 18,390,912 ) ................................
18,390,912
a
Total Investments (Cost $ 429,037,289 ) 99.2% ...................................
$418,849,745
Other Assets, less Liabilities 0.8% .............................................
3,402,984
Net Assets 100.0% ...........................................................
$422,252,729
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

At April 30, 2024, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
See Not e 9 r egarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 83 $ 9,148,156 6/18/24 $ 296,333
U.S. Treasury 2 Year Notes ..................... Long 610 123,620,312 6/28/24 (1,159,711)
U.S. Treasury 5 Year Notes ..................... Short 55 5,760,820 6/28/24 110,880
Total Futures Contracts ...................................................................... $(752,498)
*
As of period end.
See Abbreviations on page 318 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.77 $7.94 $9.98 $10.04 $9.92 $9.31
Income from investment operations
b
:
Net investment income
c
............. 0.149 0.288 0.229 0.176 0.257 0.302
Net realized and unrealized gains (losses) 0.252 (0.186) (2.006) 0.036 0.170 0.618
Total from investment operations ........ 0.401 0.102 (1.777) 0.212 0.427 0.920
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.151) (0.272) (0.260) (0.272) (0.306) (0.310)
Tax return of capital ................ — — (0.003) — — —
Total distributions ................... (0.151) (0.272) (0.263) (0.272) (0.306) (0.310)
Net asset value, end of period .......... $8.02 $7.77 $7.94 $9.98 $10.04 $9.92
Total return
d
....................... 5.13% 1.14% (18.06)% 2.12% 4.38% 10.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.94% 0.92% 0.89% 0.90% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.83%
f
0.82%
f
0.83% 0.85%
f
0.86%
f
Net investment income ............... 3.65% 3.50% 2.52% 1.75% 2.59% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $2,492,573 $2,494,183 $2,716,548 $3,876,156 $4,031,242 $3,422,747
Portfolio turnover rate ................ 102.41%
g
127.45% 197.26% 184.44%
g
228.24% 169.95%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 69.75%
g
81.72% 105.09% 59.70%
g
137.82% 98.83%
g
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.71 $7.88 $9.90 $9.97 $9.85 $9.25
Income from investment operations
b
:
Net investment income
c
............. 0.133 0.256 0.193 0.137 0.216 0.262
Net realized and unrealized gains (losses) 0.242 (0.186) (1.985) 0.025 0.171 0.609
Total from investment operations ........ 0.375 0.070 (1.792) 0.162 0.387 0.871
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.135) (0.240) (0.225) (0.232) (0.267) (0.271)
Tax return of capital ................ — — (0.003) — — —
Total distributions ................... (0.135) (0.240) (0.228) (0.232) (0.267) (0.271)
Net asset value, end of period .......... $7.95 $7.71 $7.88 $9.90 $9.97 $9.85
Total return
d
....................... 4.83% 0.75% (18.33)% 1.63% 4.01% 9.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.35% 1.32% 1.30% 1.30% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.23%
f
1.23%
f
1.24% 1.25%
f
1.26%
f
Net investment income ............... 3.28% 3.12% 2.14% 1.37% 2.20% 2.72%
Supplemental data
Net assets, end of period (000’s) ........ $27,153 $30,819 $91,669 $141,309 $208,947 $236,838
Portfolio turnover rate ................ 102.41%
g
127.45% 197.26% 184.44%
g
228.24% 169.95%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 69.75%
g
81.72% 105.09% 59.70%
g
137.82% 98.83%
g
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.74 $7.90 $9.94 $10.00 $9.88 $9.27
Income from investment operations
b
:
Net investment income
c
............. 0.138 0.268 0.206 0.152 0.232 0.277
Net realized and unrealized gains (losses) 0.253 (0.176) (2.005) 0.035 0.171 0.619
Total from investment operations ........ 0.391 0.092 (1.799) 0.187 0.403 0.896
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.141) (0.252) (0.238) (0.247) (0.282) (0.286)
Tax return of capital ................ — — (0.003) — — —
Total distributions ................... (0.141) (0.252) (0.241) (0.247) (0.282) (0.286)
Net asset value, end of period .......... $7.99 $7.74 $7.90 $9.94 $10.00 $9.88
Total return
d
....................... 5.02% 1.03% (18.34)% 1.87% 4.14% 9.66%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.19% 1.17% 1.14% 1.15% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.08% 1.08%
f
1.08%
f
1.09% 1.10%
f
1.11%
f
Net investment income ............... 3.41% 3.27% 2.29% 1.52% 2.36% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $7,368 $7,336 $8,827 $12,623 $17,274 $21,223
Portfolio turnover rate ................ 102.41%
g
127.45% 197.26% 184.44%
g
228.24% 169.95%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 69.75%
g
81.72% 105.09% 59.70%
g
137.82% 98.83%
g
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.83 $8.00 $10.05 $10.11 $9.99 $9.38
Income from investment operations
b
:
Net investment income
c
............. 0.164 0.318 0.263 0.213 0.294 0.340
Net realized and unrealized gains (losses) 0.252 (0.186) (2.017) 0.035 0.168 0.617
Total from investment operations ........ 0.416 0.132 (1.754) 0.248 0.462 0.957
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.166) (0.302) (0.293) (0.308) (0.341) (0.347)
Tax return of capital ................ — — (0.003) — — —
Total distributions ................... (0.166) (0.302) (0.296) (0.308) (0.341) (0.347)
Net asset value, end of period .......... $8.08 $7.83 $8.00 $10.05 $10.11 $9.99
Total return
d
....................... 5.27% 1.50% (17.74)% 2.47% 4.72% 10.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.58% 0.56% 0.52% 0.54% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.47% 0.47%
f
0.44%
f
0.46% 0.48%
f
0.49%
f
Net investment income ............... 3.99% 3.84% 2.89% 2.10% 2.95% 3.49%
Supplemental data
Net assets, end of period (000’s) ........ $391,985 $390,582 $434,834 $601,624 $547,075 $481,399
Portfolio turnover rate ................ 102.41%
g
127.45% 197.26% 184.44%
g
228.24% 169.95%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 69.75%
g
81.72% 105.09% 59.70%
g
137.82% 98.83%
g
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.82 $7.99 $10.04 $10.10 $9.98 $9.37
Income from investment operations
b
:
Net investment income
c
............. 0.159 0.309 0.251 0.202 0.281 0.328
Net realized and unrealized gains (losses) 0.252 (0.186) (2.015) 0.035 0.169 0.618
Total from investment operations ........ 0.411 0.123 (1.764) 0.237 0.450 0.946
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.161) (0.293) (0.283) (0.297) (0.329) (0.336)
Tax return of capital ................ — — (0.003) — — —
Total distributions ................... (0.161) (0.293) (0.286) (0.297) (0.329) (0.336)
Net asset value, end of period .......... $8.07 $7.82 $7.99 $10.04 $10.10 $9.98
Total return
d
....................... 5.22% 1.39% (17.86)% 2.36% 4.60% 10.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.69% 0.66% 0.64% 0.64% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.58%
f
0.57%
f
0.58% 0.60%
f
0.61%
f
Net investment income ............... 3.89% 3.73% 2.76% 2.00% 2.84% 3.37%
Supplemental data
Net assets, end of period (000’s) ........ $174,586 $156,009 $175,044 $232,016 $293,080 $863,516
Portfolio turnover rate ................ 102.41%
g
127.45% 197.26% 184.44%
g
228.24% 169.95%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 69.75%
g
81.72% 105.09% 59.70%
g
137.82% 98.83%
g
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Energy Equipment & Services 0.0%
†
b
Valaris Ltd. .......................................... United States 2,435 158,421
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 13,078 2,387
Machinery 0.0%
†
b
UTEX Industries, Inc. .................................. United States 4,843 249,414
Oil, Gas & Consumable Fuels 0.1%
a,b,c
Talos Energy, Inc. ..................................... United States 204,025 2,662,774
Total Common Stocks (Cost $3,923,534) .......................................
3,072,996
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 11.961% ........................... United States 93,000 2,697,000
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 30,975 465
b
Total Preferred Stocks (Cost $2,325,465) .......................................
2,697,465
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 415 77
Total Warrants (Cost $366) ...................................................
77
Principal
Amount
*
Corporate Bonds 38.9%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 6,500,000 5,588,310
Senior Note, 5.15%, 5/01/30 ........................... United States 13,500,000 12,773,587
Lockheed Martin Corp., Senior Bond, 4.09%, 9/15/52 .......... United States 5,000,000 3,947,520
Northrop Grumman Corp. ,
Senior Bond, 4.03%, 10/15/47 .......................... United States 3,000,000 2,326,725
Senior Bond, 5.25%, 5/01/50 ........................... United States 3,500,000 3,264,890
27,901,032
Air Freight & Logistics 0.1%
d
DAE Funding LLC, Senior Note, 144A, 1.55%, 8/01/24 ......... United Arab
Emirates 3,300,000 3,258,373
Automobiles 0.0%
†
d
Hyundai Capital America, Senior Note, 144A, 5.35%, 3/19/29 .... United States 1,600,000 1,573,001
Banks 7.9%
d,e
ABN AMRO Bank NV, Senior Non-Preferred Note, 144A, FRN,
6.339%, (1-year CMT T-Note + 1.65%), 9/18/27 ............. Netherlands 2,500,000 2,522,540
Banco Santander SA, Sub. Bond, 2.749%, 12/03/30 ........... Spain 3,600,000 2,930,968

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond, 2.592% to 4/28/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 $ 5,636,690
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 5,300,000 4,216,048
Senior Bond, 2.972% to 2/03/32, FRN thereafter, 2/04/33 ..... United States 7,500,000 6,194,563
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 10,000,000 9,728,828
d
BNP Paribas SA, Senior Non-Preferred Note, 144A, 2.819% to
11/18/24, FRN thereafter, 11/19/25 ....................... France 3,200,000 3,143,335
d
BPCE SA ,
Senior Non-Preferred Note, 144A, 2.045% to 10/18/26, FRN
thereafter, 10/19/27 .................................. France 9,500,000 8,636,031
e
Senior Non-Preferred Note, 144A, FRN, 5.716%, (1-year CMT
T-Note + 1.959%), 1/18/30 ............................ France 7,000,000 6,924,155
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 8,000,000 6,694,967
Senior Bond, 3.057% to 1/24/32, FRN thereafter, 1/25/33 ..... United States 16,100,000 13,320,669
d,e
Danske Bank A/S, Senior Non-Preferred Note, 144A, FRN, 5.705%,
(1-year CMT T-Note + 1.4%), 3/01/30 ..................... Denmark 6,800,000 6,717,483
HSBC Holdings plc ,
e
Senior Bond, FRN, 3.973%, (3-month SOFR + 1.872%), 5/22/30 United Kingdom 6,500,000 5,959,115
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 10,500,000 10,467,274
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 11,200,000 10,263,804
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31 ..... United States 17,100,000 16,202,417
Senior Bond, 2.58% to 4/21/31, FRN thereafter, 4/22/32 ...... United States 1,700,000 1,399,477
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 9,300,000 9,018,941
KeyBank NA, Senior Note, 4.15%, 8/08/25 .................. United States 6,200,000 6,019,829
Mitsubishi UFJ Financial Group, Inc., Senior Note, 5.063% to
9/11/24, FRN thereafter, 9/12/25 ......................... Japan 11,100,000 11,059,574
Mizuho Financial Group, Inc., Senior Note, 5.778% to 7/05/28, FRN
thereafter, 7/06/29 ................................... Japan 6,000,000 6,021,126
d
Nordea Bank Abp, Senior Preferred Note, 144A, 4.75%, 9/22/25 .. Finland 5,200,000 5,146,086
PNC Financial Services Group, Inc. (The), Senior Note, 5.3% to
1/20/27, FRN thereafter, 1/21/28 ........................ United States 3,800,000 3,767,649
Santander UK Group Holdings plc, Senior Note, 1.673% to 6/23/26,
FRN thereafter, 6/14/27 ............................... United Kingdom 6,500,000 5,927,538
d
Societe Generale SA ,
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................... France 10,800,000 9,872,231
e
Senior Non-Preferred Note, 144A, FRN, 6.446%, (1-year CMT
T-Note + 2.55%), 1/10/29 ............................. France 6,500,000 6,585,804
Toronto-Dominion Bank (The), Senior Note, 4.693%, 9/15/27 ..... Canada 12,000,000 11,728,334
Truist Financial Corp. ,
Senior Note, 7.161% to 10/29/28, FRN thereafter, 10/30/29 .... United States 4,950,000 5,184,591
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 ...... United States 4,400,000 4,311,457
US Bancorp, Senior Note, 5.727% to 10/20/25, FRN thereafter,
10/21/26 .......................................... United States 4,300,000 4,299,673
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 9,000,000 7,600,762
Senior Bond, 5.499% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 17,500,000 17,005,633
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 4,000,000 3,937,093
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 5,200,000 5,100,314
243,544,999
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 1,676,443

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
(continued)
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 $ 3,061,581
4,738,024
Biotechnology 1.3%
AbbVie, Inc. ,
Senior Bond, 4.05%, 11/21/39 .......................... United States 5,000,000 4,238,763
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 2,834,214
Senior Note, 3.2%, 11/21/29 ........................... United States 3,000,000 2,707,142
Amgen, Inc., Senior Bond, 5.25%, 3/02/33 ................... United States 14,300,000 13,994,340
Biogen, Inc., Senior Bond, 2.25%, 5/01/30 ................... United States 6,900,000 5,699,211
d
CSL Finance plc, Senior Bond, 144A, 4.25%, 4/27/32 .......... Australia 6,500,000 5,995,811
Regeneron Pharmaceuticals, Inc., Senior Bond, 1.75%, 9/15/30 .. United States 7,500,000 5,990,371
41,459,852
Broadline Retail 0.0%
a,d,f,g
K2016470219 South Africa Ltd., Senior Secured Note, 144A, PIK,
3%, 12/31/22 ....................................... South Africa 2,492,650 —
a,d,f,g
K2016470260 South Africa Ltd., Senior Secured Note, 144A, PIK,
25%, 12/31/22 ...................................... South Africa 1,098,025 —
—
Building Products 0.4%
Carrier Global Corp., Senior Bond, 5.9%, 3/15/34 ............. United States 6,500,000 6,644,335
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, Senior
Secured Note, 144A, 6.75%, 4/01/32 ..................... United States 600,000 596,251
Owens Corning, Senior Bond, 3.875%, 6/01/30 ............... United States 6,500,000 5,940,281
13,180,867
Capital Markets 2.9%
Deutsche Bank AG, Senior Preferred Note, 5.371%, 9/09/27 ..... Germany 9,500,000 9,447,860
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 15,000,000 12,151,362
Senior Bond, 3.102% to 2/23/32, FRN thereafter, 2/24/33 ..... United States 6,500,000 5,409,805
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 9,700,000 8,858,262
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 2.5%, 1/15/27 ............................ United States 6,200,000 5,686,468
Senior Note, 3%, 2/02/29 ............................. United States 2,000,000 1,741,209
Senior Note, 3.625%, 1/15/32 .......................... United States 2,500,000 2,083,612
Senior Note, 5.75%, 4/01/33 ........................... United States 6,500,000 6,220,480
Morgan Stanley ,
Senior Bond, 1.928% to 4/27/31, FRN thereafter, 4/28/32 ..... United States 15,200,000 11,910,911
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ..... United States 8,650,000 8,418,661
d
Prologis Targeted US Logistics Fund LP, Senior Note, 144A, 5.25%,
4/01/29 ........................................... United States 2,500,000 2,453,403
d
StoneX Group, Inc., Senior Secured Note, 144A, 7.875%, 3/01/31 . United States 2,100,000 2,125,462
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 3,400,000 3,324,932
d
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 1,000,000 959,566
d
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 2,300,000 2,308,961
d,e
Senior Note, 144A, FRN, 5.428%, (1-year CMT T-Note + 1.52%),
2/08/30 ........................................... Switzerland 6,500,000 6,393,900
89,494,854

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.3%
d
Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32 Mexico 4,300,000 $ 3,231,998
d
Rain Carbon, Inc., Senior Secured Note, 144A, 12.25%, 9/01/29 .. United States 6,500,000 6,777,173
10,009,171
Commercial Services & Supplies 0.4%
d
Allied Universal Holdco LLC, Senior Secured Note, 144A, 7.875%,
2/15/31 ........................................... United States 5,300,000 5,318,330
Republic Services, Inc., Senior Bond, 5%, 4/01/34 ............. United States 6,500,000 6,266,451
11,584,781
Communications Equipment 0.4%
Motorola Solutions, Inc., Senior Bond, 2.75%, 5/24/31 .......... United States 16,800,000 13,963,142
Consumer Finance 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior
Bond, 3.4%, 10/29/33 ................................. Ireland 22,600,000 18,410,527
d
FirstCash, Inc., Senior Note, 144A, 6.875%, 3/01/32 ........... United States 4,800,000 4,745,329
23,155,856
Consumer Staples Distribution & Retail 0.6%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 ............................ United States 8,000,000 7,606,249
Senior Bond, 2.65%, 12/01/31 .......................... United States 7,500,000 6,076,672
Sysco Corp., Senior Bond, 6%, 1/17/34 ..................... United States 2,300,000 2,366,948
Target Corp., Senior Bond, 2.95%, 1/15/52 .................. United States 1,600,000 1,015,838
17,065,707
Containers & Packaging 0.2%
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC, Senior Secured Note, 144A, 4%, 10/15/27 ............. United States 2,300,000 2,136,207
WRKCo, Inc., Senior Bond, 3%, 6/15/33 .................... United States 4,700,000 3,827,766
5,963,973
Diversified REITs 0.1%
Simon Property Group LP, Senior Bond, 3.25%, 9/13/49 ........ United States 2,400,000 1,573,814
d
VICI Properties LP / VICI Note Co., Inc., Senior Note, 144A, 4.5%,
9/01/26 ........................................... United States 2,000,000 1,928,479
3,502,293
Diversified Telecommunication Services 1.2%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 21,000,000 16,216,283
Senior Bond, 5.4%, 2/15/34 ............................ United States 6,500,000 6,353,164
Verizon Communications, Inc. ,
Senior Bond, 5.05%, 5/09/33 ........................... United States 6,500,000 6,290,157
Senior Note, 2.355%, 3/15/32 .......................... United States 9,000,000 7,184,427
36,044,031
Electric Utilities 1.7%
Commonwealth Edison Co., Senior Bond, 6.45%, 1/15/38 ....... United States 700,000 736,714
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 2,900,000 2,444,902
Senior Bond, 5.75%, 9/15/33 ........................... United States 6,500,000 6,477,389

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Corp., (continued)
Senior Bond, 3.75%, 9/01/46 ........................... United States 2,000,000 $ 1,429,324
Duke Energy Florida LLC, Senior Bond, 6.4%, 6/15/38 ......... United States 1,300,000 1,356,974
Duke Energy Ohio, Inc., Senior Bond, 5.25%, 4/01/33 .......... United States 1,300,000 1,269,493
d
Enel Finance International NV, Senior Bond, 144A, 6.8%, 9/15/37 . Italy 3,000,000 3,151,480
Exelon Corp., Senior Bond, 4.05%, 4/15/30 .................. United States 8,400,000 7,757,241
Georgia Power Co., Senior Bond, 4.3%, 3/15/42 .............. United States 9,000,000 7,441,386
NextEra Energy Capital Holdings, Inc., Senior Note, 6.051%, 3/01/25 United States 3,700,000 3,707,974
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 1,629,432
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 10,500,000 9,507,782
Virginia Electric and Power Co., Senior Bond, 6.35%, 11/30/37 ... United States 520,000 541,539
Xcel Energy, Inc., Senior Bond, 5.45%, 8/15/33 ............... United States 5,500,000 5,316,922
52,768,552
Electrical Equipment 0.1%
Eaton Corp., Senior Bond, 4.15%, 3/15/33 ................... United States 2,400,000 2,207,626
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd., Senior Bond, 4.875%, 5/12/30 .................... United States 7,500,000 7,124,297
Entertainment 0.4%
d
Banijay Entertainment SASU, Senior Secured Note, 144A, 8.125%,
5/01/29 ........................................... France 89,095 91,239
Walt Disney Co. (The), Senior Bond, 3.5%, 5/13/40 ............ United States 9,000,000 7,013,431
Warnermedia Holdings, Inc., Senior Note, 4.279%, 3/15/32 ...... United States 7,000,000 6,032,059
13,136,729
Financial Services 0.9%
d
Corebridge Financial, Inc., Senior Bond, 144A, 6.05%, 9/15/33 ... United States 6,000,000 6,004,448
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 1,200,000 1,093,577
Senior Bond, 2.65%, 6/01/30 ........................... United States 9,100,000 7,750,244
Senior Bond, 5.625%, 8/21/33 .......................... United States 6,500,000 6,453,965
d
GGAM Finance Ltd., Senior Note, 144A, 8%, 6/15/28 .......... Ireland 2,500,000 2,576,540
d
Jefferson Capital Holdings LLC, Senior Note, 144A, 9.5%, 2/15/29 United States 3,200,000 3,259,040
Shell International Finance BV, Senior Bond, 4.55%, 8/12/43 ..... United States 1,700,000 1,485,794
28,623,608
Food Products 0.4%
General Mills, Inc., Senior Note, 5.241%, 11/18/25 ............. United States 1,900,000 1,889,564
Kraft Heinz Foods Co., Senior Note, 3.75%, 4/01/30 ........... United States 4,000,000 3,677,465
McCormick & Co., Inc., Senior Bond, 4.95%, 4/15/33 ........... United States 7,000,000 6,694,386
12,261,415
Ground Transportation 0.6%
d
Ashtead Capital, Inc., Senior Bond, 144A, 5.8%, 4/15/34 ........ United Kingdom 900,000 876,343
Burlington Northern Santa Fe LLC ,
Senior Bond, 6.15%, 5/01/37 ........................... United States 6,000,000 6,362,779
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 1,449,056
CSX Corp., Senior Bond, 4.5%, 11/15/52 .................... United States 6,000,000 5,031,634
Union Pacific Corp., Senior Bond, 3.2%, 5/20/41 .............. United States 5,000,000 3,715,526
17,435,338

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.8%
Baxter International, Inc., Senior Bond, 2.539%, 2/01/32 ........ United States 7,500,000 $ 6,010,838
Boston Scientific Corp., Senior Bond, 2.65%, 6/01/30 .......... United States 6,000,000 5,160,748
GE HealthCare Technologies, Inc. ,
Senior Note, 5.6%, 11/15/25 ........................... United States 5,700,000 5,692,470
Senior Note, 5.905%, 11/22/32 ......................... United States 6,500,000 6,637,671
STERIS Irish FinCo. UnLtd. Co., Senior Note, 2.7%, 3/15/31 ..... United States 2,400,000 1,997,021
25,498,748
Health Care Providers & Services 1.9%
Centene Corp., Senior Bond, 3%, 10/15/30 .................. United States 2,500,000 2,097,823
Cigna Group (The), Senior Bond, 5.25%, 2/15/34 ............. United States 6,500,000 6,266,661
CVS Health Corp. ,
Senior Bond, 5.3%, 6/01/33 ............................ United States 5,000,000 4,836,029
Senior Bond, 4.78%, 3/25/38 ........................... United States 3,200,000 2,818,922
Senior Bond, 2.7%, 8/21/40 ............................ United States 2,000,000 1,308,495
d
DaVita, Inc., Senior Note, 144A, 4.625%, 6/01/30 ............. United States 1,900,000 1,666,336
Elevance Health, Inc. ,
Senior Bond, 4.75%, 2/15/33 ........................... United States 7,000,000 6,614,831
Senior Bond, 4.65%, 1/15/43 ........................... United States 3,100,000 2,671,353
HCA, Inc., Senior Note, 3.625%, 3/15/32 .................... United States 9,000,000 7,743,976
Icon Investments Six Designated Activity Co., Senior Secured Bond,
6%, 5/08/34 ........................................ Ireland 500,000 499,480
Kaiser Foundation Hospitals, 2019, Senior Bond, 3.266%, 11/01/49 United States 11,270,000 7,844,267
d
Kedrion SpA, Senior Secured Note, 144A, 6.5%, 9/01/29 ........ Italy 1,100,000 994,950
Providence St Joseph Health Obligated Group, H, 2.746%, 10/01/26 United States 8,875,000 8,267,173
UnitedHealth Group, Inc., Senior Bond, 3.05%, 5/15/41 ......... United States 8,000,000 5,793,763
59,424,059
Health Care REITs 0.0%
†
MPT Operating Partnership LP / MPT Finance Corp., Senior Bond,
3.5%, 3/15/31 ...................................... United States 1,400,000 940,191
Health Care Technology 0.1%
IQVIA, Inc., Senior Secured Note, 6.25%, 2/01/29 ............. United States 4,300,000 4,373,668
Hotel & Resort REITs 0.2%
d
RHP Hotel Properties LP / RHP Finance Corp., Senior Note, 144A,
6.5%, 4/01/32 ...................................... United States 5,900,000 5,786,460
Hotels, Restaurants & Leisure 0.5%
d
Caesars Entertainment, Inc., Senior Note, 144A, 4.625%, 10/15/29 United States 6,500,000 5,804,251
Marriott International, Inc., Senior Bond, 5.3%, 5/15/34 ......... United States 2,600,000 2,494,592
d,h
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., Senior
Secured Note, 144A, 6.625%, 5/01/32 .................... United States 4,200,000 4,186,271
Starbucks Corp., Senior Bond, 2.55%, 11/15/30 ............... United States 2,500,000 2,113,543
14,598,657
Household Durables 0.2%
PulteGroup, Inc., Senior Bond, 6%, 2/15/35 .................. United States 6,500,000 6,534,807
Independent Power and Renewable Electricity Producers 0.3%
Constellation Energy Generation LLC, Senior Bond, 6.125%, 1/15/34 United States 8,950,000 9,164,530

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 2.2%
d
AIA Group Ltd., Senior Bond, 144A, 4.95%, 4/04/33 ........... Hong Kong 3,900,000 $ 3,771,585
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Senior
Secured Note, 144A, 7%, 1/15/31 ....................... United States 6,500,000 6,524,909
CNA Financial Corp., Senior Bond, 5.125%, 2/15/34 ........... United States 6,500,000 6,136,138
d
Corebridge Global Funding, Secured Note, 144A, 5.9%, 9/19/28 .. United States 3,400,000 3,420,842
d
Five Corners Funding Trust II, Senior Note, 144A, 2.85%, 5/15/30 . United States 3,000,000 2,580,312
d
Five Corners Funding Trust III, Senior Note, 144A, 5.791%, 2/15/33 United States 6,500,000 6,505,283
d
Jones Deslauriers Insurance Management, Inc., Senior Note, 144A,
10.5%, 12/15/30 ..................................... Canada 3,800,000 4,025,940
Marsh & McLennan Cos., Inc., Senior Bond, 4.9%, 3/15/49 ...... United States 5,000,000 4,409,065
d
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 10,300,000 10,162,909
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 3,700,000 3,485,332
Progressive Corp. (The), Senior Bond, 3.7%, 3/15/52 .......... United States 6,000,000 4,402,224
d
RGA Global Funding, Secured Note, 144A, 5.5%, 1/11/31 ....... United States 6,900,000 6,792,460
d
Sammons Financial Group, Inc., Senior Bond, 144A, 6.875%,
4/15/34 ........................................... United States 4,400,000 4,342,820
66,559,819
Interactive Media & Services 0.6%
Meta Platforms, Inc., Senior Bond, 4.95%, 5/15/33 ............ United States 10,100,000 9,899,606
d,i
Tencent Holdings Ltd., Senior Note, 144A, 2.39%, 6/03/30 ....... China 10,000,000 8,404,066
18,303,672
Life Sciences Tools & Services 0.0%
†
Revvity, Inc., Senior Bond, 2.25%, 9/15/31 .................. United States 1,800,000 1,441,260
Machinery 0.1%
d
Esab Corp., Senior Note, 144A, 6.25%, 4/15/29 ............... United States 800,000 797,998
Hillenbrand, Inc., Senior Note, 6.25%, 2/15/29 ................ United States 2,300,000 2,284,840
3,082,838
Media 1.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital, Senior Secured Bond, 2.8%, 4/01/31 ....... United States 12,500,000 9,931,645
d
Clear Channel Outdoor Holdings, Inc., Senior Secured Note, 144A,
7.875%, 4/01/30 ..................................... United States 3,600,000 3,532,319
Comcast Corp. ,
Senior Bond, 1.5%, 2/15/31 ............................ United States 4,000,000 3,136,420
Senior Bond, 4.8%, 5/15/33 ............................ United States 14,700,000 13,993,320
Fox Corp., Senior Bond, 5.476%, 1/25/39 ................... United States 4,800,000 4,399,023
Time Warner Cable LLC, Senior Secured Bond, 6.55%, 5/01/37 .. United States 5,700,000 5,183,640
40,176,367
Metals & Mining 0.2%
BHP Billiton Finance USA Ltd., Senior Bond, 5.25%, 9/08/33 ..... Australia 6,500,000 6,373,926
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co., Senior Bond, 6.125%, 4/01/36 .. United States 2,700,000 2,764,089
Dominion Energy, Inc., C, Senior Note, 3.375%, 4/01/30 ........ United States 4,351,000 3,855,627
DTE Energy Co., Senior Note, 4.875%, 6/01/28 ............... United States 6,700,000 6,520,623
13,140,339
Office REITs 0.3%
Alexandria Real Estate Equities, Inc. ,
Senior Bond, 4.75%, 4/15/35 ........................... United States 6,500,000 5,922,940

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Office REITs (continued)
Alexandria Real Estate Equities, Inc., (continued)
Senior Bond, 5.25%, 5/15/36 ........................... United States 2,600,000 $ 2,446,473
8,369,413
Oil, Gas & Consumable Fuels 3.0%
d
Aker BP ASA, Senior Bond, 144A, 4%, 1/15/31 ............... Norway 5,400,000 4,815,939
Boardwalk Pipelines LP, Senior Bond, 3.4%, 2/15/31 ........... United States 6,275,000 5,397,994
BP Capital Markets America, Inc. ,
Senior Bond, 4.812%, 2/13/33 .......................... United States 6,000,000 5,738,677
Senior Bond, 4.989%, 4/10/34 .......................... United States 6,500,000 6,279,427
Cheniere Energy, Inc. ,
d
Senior Bond, 144A, 5.65%, 4/15/34 ...................... United States 1,700,000 1,664,898
Senior Note, 4.625%, 10/15/28 ......................... United States 1,700,000 1,626,351
d
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 3,000,000 2,999,255
Senior Secured Note, 144A, 8.375%, 1/15/29 .............. United States 5,800,000 6,007,517
ConocoPhillips Co., Senior Bond, 5.05%, 9/15/33 ............. United States 2,500,000 2,436,467
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 4,430,953
Senior Bond, 5.55%, 5/15/34 ........................... United States 9,500,000 9,251,336
Senior Note, 3.9%, 5/15/24 ............................ United States 3,600,000 3,597,354
Senior Note, 6.4%, 12/01/30 ........................... United States 4,000,000 4,122,580
d
Senior Note, 144A, 6%, 2/01/29 ........................ United States 2,000,000 1,998,875
Enterprise Products Operating LLC, Senior Bond, 3.125%, 7/31/29 United States 2,000,000 1,805,589
Exxon Mobil Corp., Senior Bond, 3.452%, 4/15/51 ............. United States 2,000,000 1,415,017
d
Matador Resources Co., Senior Note, 144A, 6.5%, 4/15/32 ...... United States 3,000,000 2,975,353
MPLX LP, Senior Note, 4.875%, 6/01/25 .................... United States 4,500,000 4,458,380
d
Sunoco LP, Senior Note, 144A, 7.25%, 5/01/32 ............... United States 1,800,000 1,829,650
TransCanada PipeLines Ltd., Senior Bond, 4.25%, 5/15/28 ...... Canada 3,400,000 3,232,661
Transcontinental Gas Pipe Line Co. LLC, Senior Note, 3.25%,
5/15/30 ........................................... United States 4,500,000 3,966,495
d
Var Energi ASA, Senior Bond, 144A, 8%, 11/15/32 ............ Norway 6,500,000 7,157,670
d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 2,000,000 1,746,975
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 500,000 442,156
d
Vital Energy, Inc., Senior Note, 144A, 7.875%, 4/15/32 ......... United States 1,400,000 1,421,517
Williams Cos., Inc. (The), Senior Bond, 3.5%, 11/15/30 ......... United States 3,200,000 2,841,266
93,660,352
Paper & Forest Products 0.1%
Suzano Austria GmbH, DM3N, Senior Bond, 3.125%, 1/15/32 .... Brazil 2,300,000 1,850,583
Passenger Airlines 0.5%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., Senior Secured
Note, 144A, 5.75%, 4/20/29 ............................ United States 1,600,000 1,546,500
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 6,199,500 6,115,227
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 6,500,000 6,294,269
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%, 4/15/26 . United States 118,793 114,375
14,070,371
Personal Care Products 0.4%
Estee Lauder Cos., Inc. (The), Senior Bond, 4.65%, 5/15/33 ..... United States 10,700,000 10,154,197
Haleon US Capital LLC, Senior Note, 3.625%, 3/24/32 ......... United States 2,500,000 2,196,949
12,351,146

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.1%
d
Bayer US Finance LLC, Senior Note, 144A, 6.375%, 11/21/30 .... Germany 10,000,000 $ 10,029,515
Bristol-Myers Squibb Co., Senior Bond, 2.55%, 11/13/50 ........ United States 9,700,000 5,590,278
d
Endo Finance Holdings, Inc., Senior Secured Note, 144A, 8.5%,
4/15/31 ........................................... United States 300,000 305,195
Pfizer Investment Enterprises Pte. Ltd., Senior Bond, 4.75%, 5/19/33 United States 4,100,000 3,907,800
Pfizer, Inc., Senior Bond, 2.55%, 5/28/40 .................... United States 5,500,000 3,743,524
Royalty Pharma plc, Senior Bond, 2.15%, 9/02/31 ............. United States 11,800,000 9,252,658
Teva Pharmaceutical Finance Netherlands III BV, Senior Note,
5.125%, 5/09/29 ..................................... Israel 2,000,000 1,896,021
34,724,991
Software 0.2%
d
McAfee Corp., Senior Note, 144A, 7.375%, 2/15/30 ............ United States 6,500,000 6,026,901
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc., Senior Bond, 2.65%, 5/11/50 .................... United States 3,000,000 1,853,325
Textiles, Apparel & Luxury Goods 0.6%
d
Hanesbrands, Inc., Senior Note, 144A, 9%, 2/15/31 ............ United States 900,000 896,408
Tapestry, Inc. ,
Senior Bond, 7.85%, 11/27/33 .......................... United States 6,500,000 6,792,668
Senior Note, 7.05%, 11/27/25 .......................... United States 10,000,000 10,155,608
17,844,684
Tobacco 0.8%
Altria Group, Inc., Senior Bond, 3.4%, 5/06/30 ................ United States 15,000,000 13,314,549
d
Imperial Brands Finance plc, Senior Bond, 144A, 4.25%, 7/21/25 . United Kingdom 4,000,000 3,918,785
Philip Morris International, Inc., Senior Bond, 5.375%, 2/15/33 .... United States 8,800,000 8,629,230
25,862,564
Trading Companies & Distributors 0.5%
d
EquipmentShare.com, Inc., Secured Note, 144A, 9%, 5/15/28 .... United States 6,500,000 6,680,892
d
United Rentals North America, Inc., Senior Bond, 144A, 6.125%,
3/15/34 ........................................... United States 1,200,000 1,173,159
d
WESCO Distribution, Inc., Senior Note, 144A, 6.625%, 3/15/32 ... United States 6,300,000 6,278,394
14,132,445
Wireless Telecommunication Services 0.6%
T-Mobile USA, Inc. ,
Senior Bond, 5.15%, 4/15/34 ........................... United States 6,500,000 6,260,831
Senior Note, 3.875%, 4/15/30 .......................... United States 12,000,000 10,985,369
17,246,200
Total Corporate Bonds (Cost $1,275,232,905) ...................................
1,203,389,837
j
Senior Floating Rate Interests 1.4%
Aerospace & Defense 0.1%
f,h
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , 3/06/25 ............. United Kingdom 1,219,410 1,027,048
k
Cobham Ultra SeniorCo SARL , CME Term Loan, B , 9.012% ,
( 6-month SOFR + 3.5% ), 8/03/29 ........................ Luxembourg 540,000 530,383
1,557,431
a a a a a a
k
Air Freight & Logistics 0.1%
h
GN Loanco LLC , CME Term Loan, B , 9.816% , ( 1-month SOFR +
4.5% ), 12/19/30 ..................................... United States 540,000 527,008

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Air Freight & Logistics (continued)
Rand Parent LLC , First Lien, CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 563,964 $ 567,525
1,094,533
a a a a a a
k
Automobile Components 0.1%
DexKo Global, Inc. , First Lien, Closing Date CME Term Loan ,
9.321% , ( 3-month SOFR + 3.75% ), 10/04/28 ............... United States 550,798 547,606
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 10.591%, (3-month SOFR + 5%),
3/30/27 ........................................... United States 355,700 340,939
Second Lien, 2021 CME Term Loan, 14.141%, (3-month SOFR +
8.5%), 3/30/28 ...................................... United States 296,984 283,620
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.916% , ( 1-month SOFR + 4.5% ), 11/09/27 ........... United States 126,658 127,079
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.17% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 568,793 558,450
TI Group Automotive Systems LLC , Refinancing U.S. CME Term
Loan , 8.68% , ( 1-month SOFR + 3.25% ), 12/16/26 ........... United States 84,969 85,323
1,943,017
a a a a a a
Automobiles 0.0%
†
k
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 217,011 213,282
Beverages 0.0%
†
k
Triton Water Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.814% , ( 3-month SOFR + 3.25% ), 3/31/28 ................ United States 554,122 552,631
k
Building Products 0.0%
†
AZZ, Inc. , Initial CME Term Loan , 8.566% , ( 1-month SOFR + 3.25% ),
5/13/29 ........................................... United States 190,071 191,462
EMRLD Borrower LP , Initial CME Term Loan, B , 7.816% , ( 1-month
SOFR + 2.5% ), 5/31/30 ............................... United States 177,772 178,527
h
MIWD Holdco II LLC , 2024 Incremental CME Term Loan , 8.93% ,
( 1-month SOFR + 3.5% ), 3/28/31 ........................ United States 80,838 81,310
Quikrete Holdings, Inc. , CME Term Loan, B2 , 7.569% , ( 1-month
SOFR + 2.25% ), 3/19/29 .............................. United States 117,795 118,047
Summit Materials LLC , CME Term Loan, B2 , 7.799% , ( 3-month
SOFR + 2.5% ), 1/12/29 ............................... United States 53,671 54,141
623,487
a a a a a a
k
Capital Markets 0.1%
Citadel Securities LP , CME Term Loan , 7.566% , ( 1-month SOFR +
2.25% ), 7/29/30 ..................................... United States 117,818 118,186
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
CME Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 4/07/28 ..... United States 610,076 611,156
First Eagle Holdings, Inc. , CME Term Loan, B2 , 8.334% , ( 3-month
SOFR + 3% ), 3/05/29 ................................. United States 540,000 534,978
h
Jane Street Group LLC , 2024 Repricing CME Term Loan , 7.93% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 536,423 537,490
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B, 9.324%, (1-month SOFR +
4%), 7/31/28 ....................................... United Kingdom 119,285 119,833
2023 Incremental Delayed Draw CME Term Loan, 9.567%,
(1-month SOFR + 4.25%), 7/31/28 ....................... United Kingdom 47,140 47,435
1,969,078
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Chemicals 0.1%
k
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.976%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 559,507 $ 551,159
Second Lien, Initial CME Term Loan, 12.853%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 196,838 176,761
h,k
Indicor LLC , First Lien, Dollar CME Term Loan, B , 9.302% , ( 3-month
SOFR + 4% ), 11/22/29 ................................ United States 100,902 101,811
h,k
INEOS Quattro Holdings UK Ltd. ,
2029 Dollar CME Term Loan, B, 9.666%, (1-month SOFR +
4.25%), 4/02/29 ..................................... United Kingdom 116,577 116,504
2030 Dollar CME Term Loan, B, 9.166%, (1-month SOFR +
3.75%), 3/14/30 ..................................... United Kingdom 420,000 419,740
h,k
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.166% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 232,472 233,573
k
LSF11 A5 Holdco LLC , Fourth Amendment Incremental CME Term
Loan, B , 9.666% , ( 1-month SOFR + 4.25% ), 10/15/28 ........ United States 182,468 183,198
k
Nouryon Finance BV , 2023 CME Term Loan , 9.423% , ( 1-month
SOFR + 4% ), 4/03/28 ................................. Netherlands 143,923 144,373
k
PMHC II, Inc. , Initial CME Term Loan, B , 9.706% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 304,278 300,407
SCIH Salt Holdings, Inc. ,
l
CME Term Loan, B, TBD, 3/16/27 ........................ United States 540,000 542,025
k
First Lien, Incremental CME Term Loan, B1, 9.442%, (1-month
SOFR + 4%), 3/16/27 ................................. United States 117,333 117,773
2,887,324
a a a a a a
k
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 184,895 185,241
h
APX Group, Inc. , Initial CME Term Loan , 8.194% , ( 1-month SOFR +
2.75%; 3-month SOFR + 1.75% ), 7/10/28 .................. United States 179,344 179,818
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.302% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 540,546 540,884
h
Covanta Holding Corp. ,
Initial CME Term Loan, B, 7.816%, (1-month SOFR + 2.5%),
11/30/28 .......................................... United States 501,656 502,305
Initial CME Term Loan, C, 7.827%, (1-month SOFR + 2.5%),
11/30/28 .......................................... United States 38,344 38,394
PG Investment Co. 59 SARL , Initial CME Term Loan , 8.812% ,
( 3-month SOFR + 3.5% ), 3/26/31 ........................ Luxembourg 186,017 186,908
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.43% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 629,227 628,963
Spin Holdco, Inc. , Initial CME Term Loan , 9.585% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 302,847 268,209
2,530,722
a a a a a a
Communications Equipment 0.0%
†
k
CommScope, Inc. , Initial CME Term Loan , 8.68% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 127,581 112,803
k
Construction & Engineering 0.1%
h
Chromalloy Corp. , CME Term Loan , 9.058% , ( 3-month SOFR +
3.75% ), 3/27/30 ..................................... United States 559,972 563,473
Radar Bidco SARL , USD CME Term Loan, B , 9.558% , ( 3-month
SOFR + 4.25% ), 4/04/31 .............................. Luxembourg 175,325 176,201
USIC Holdings, Inc. , First Lien, Initial CME Term Loan , 9.064% ,
( 3-month SOFR + 3.5% ), 5/12/28 ........................ United States 555,758 556,197

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Construction & Engineering (continued)
Zekelman Industries, Inc. , 2024 CME Term Loan , 7.568% , ( 1-month
SOFR + 2.25% ), 1/24/31 .............................. United States 540,000 $ 541,350
1,837,221
a a a a a a
Consumer Finance 0.0%
†
h,k
Nuvei Technologies Corp. , Initial CME Term Loan , 8.416% , ( 1-month
SOFR + 3% ), 12/19/30 ................................ Canada 78,509 78,755
Containers & Packaging 0.1%
k
Charter Next Generation, Inc. , First Lien, Initial CME Term Loan ,
8.816% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 116,669 117,239
k
Kleopatra Finco SARL , USD CME Term Loan, B , 10.267% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 406,552 368,609
h,k
LC Ahab US Bidco LLC , CME Term Loan, B , 8.816% , ( 1-month
SOFR + 3.5% ), 4/11/31 ............................... United States 118,162 118,162
k
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.68% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 81,767 82,295
h,l
SupplyOne, Inc. , Seven Year CME Term Loan, B , TBD, 3/27/31 ... United States 540,000 542,362
1,228,667
a a a a a a
Diversified Consumer Services 0.0%
†
k
WW International, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 4/13/28 ............................... United States 178,190 81,439
k
Diversified Telecommunication Services 0.0%
†
Altice France SA , USD CME Term Loan, B14 , 10.829% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 73,021 55,062
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.666% , ( 1-month
SOFR + 4.25% ), 11/29/25 ............................. United States 246,764 242,831
297,893
a a a a a a
Electric Utilities 0.0%
†
h,k
NRG Energy, Inc. , CME Term Loan , 7.328% , ( 3-month SOFR + 2% ),
3/27/31 ........................................... United States 540,000 542,786
Entertainment 0.0%
†
k
Banijay Entertainment SAS , USD CME Term Loan, B2 , 8.579% ,
( 1-month SOFR + 3.25% ), 3/01/28 ....................... France 153,932 154,606
h,l
Entain Holdings Gibraltar Ltd. , CME Term Loan, B , TBD, 1/01/28 .. United Kingdom 277,126 276,780
k
Playtika Holding Corp. , CME Term Loan, B1 , 8.18% , ( 1-month SOFR
+ 2.75% ), 3/13/28 ................................... United States 121,368 121,607
552,993
a a a a a a
k
Financial Services 0.0%
†
Red Planet Borrower LLC , Initial CME Term Loan , 9.166% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 123,283 121,103
h
Verscend Holding Corp. , CME Term Loan, B1 , 9.445% , ( 1-month
SOFR + 4% ), 8/27/25 ................................. United States 158,138 158,336
279,439
a a a a a a
Food Products 0.0%
†
k
Fiesta Purchaser, Inc. , Initial CME Term Loan , 9.317% , ( 1-month
SOFR + 4% ), 2/12/31 ................................. United States 145,033 145,785
k
Ground Transportation 0.0%
†
Avis Budget Car Rental LLC , New CME Term Loan, C , 8.416% ,
( 1-month SOFR + 3% ), 3/16/29 ......................... United States 535,555 534,329

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Ground Transportation (continued)
h
Savage Enterprises LLC , Initial CME Term Loan , 8.68% , ( 1-month
SOFR + 3.25% ), 9/15/28 .............................. United States 133,443 $ 134,194
668,523
a a a a a a
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp. , Initial CME Term Loan , 8.669% , ( 1-month
SOFR + 3.25% ), 5/10/27 .............................. United States 538,629 536,006
Medline Borrower LP , Refinancing CME Term Loan , 8.068% ,
( 1-month SOFR + 2.75% ), 10/23/28 ...................... United States 100,864 101,244
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date CME Term Loan , 10.702% , ( 3-month SOFR +
5.25% ), 12/15/27 .................................... United States 109,982 110,383
747,633
a a a a a a
Health Care Providers & Services 0.1%
k
ADMI Corp. , Amendment No. 4 Refinancing CME Term Loan ,
8.805% , ( 1-month SOFR + 3.375% ), 12/23/27 .............. United States 590,455 570,843
k
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.571% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 181,324 182,400
k
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.83% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 77,395 77,755
h,l
DaVita, Inc. , CME Term Loan, B1 , TBD, 1/01/28 .............. United States 540,000 537,554
h,k
Medical Solutions Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 187,538 166,474
k
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.659% , ( 3-month SOFR + 7.25% ), 3/02/29 ............... United States 296,984 265,060
k
Pacific Dental Services LLC , Refinancing CME Term Loan , 8.571% ,
( 1-month SOFR + 3.25% ), 3/15/31 ....................... United States 210,162 210,929
k
Radiology Partners, Inc. , CME Term Loan, B , 10.587% , ( 3-month
SOFR + 5% ), 1/31/29 ................................. United States 275,646 265,195
k
Star Parent, Inc. , CME Term Loan , 9.309% , ( 3-month SOFR + 4% ),
9/27/30 ........................................... United States 74,246 74,316
k
Surgery Center Holdings, Inc. , Initial CME Term Loan , 8.815% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 16,922 17,043
k
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.692% , ( 1-month SOFR + 4.25% ), 10/01/28 ............... United States 564,916 547,909
k
Waystar Technologies, Inc. , First Lien, 2024 Initial CME Term Loan ,
9.316% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 103,197 103,906
3,019,384
a a a a a a
Health Care Technology 0.0%
†
k
athenahealth Group, Inc. , Initial CME Term Loan , 8.566% , ( 1-month
SOFR + 3.25% ), 2/15/29 .............................. United States 540,000 539,833
k
Hotels, Restaurants & Leisure 0.1%
f
24 Hour Fitness Worldwide, Inc. , CME Term Loan, 1 , PIK, 6.571% ,
( 3-month SOFR + 1% ), 12/29/25 ........................ United States 669,138 329,884
h
Aramark Intermediate Holdco Corp. , U.S. CME Term Loan, B7 ,
7.316% , ( 1-month SOFR + 2% ), 4/06/28 .................. United States 540,000 540,958
Bally's Corp. , CME Term Loan, B , 8.836% , ( 3-month SOFR +
3.25% ), 10/02/28 .................................... United States 495,354 467,723
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan, B , 8.625% ,
( 1-month SOFR + 3.25% ), 6/29/29 ....................... United States 120,184 120,752
h
Flutter Entertainment plc , CME Term Loan, B , 7.559% , ( 3-month
SOFR + 2.25% ), 11/25/30 ............................. Ireland 540,000 541,639
Hilton Grand Vacations Borrower LLC , Initial CME Term Loan ,
7.816% , ( 1-month SOFR + 2.5% ), 8/02/28 ................. United States 105,456 105,739

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP , CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 8/01/30 .............................. Canada 58,386 $ 58,775
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.59% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 157,188 157,974
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.556% , ( 3-month SOFR + 3.25% ), 4/04/29 ........... United States 531,350 532,221
2,855,665
a a a a a a
Household Durables 0.0%
†
k
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.824% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 537,357 534,576
k
Independent Power and Renewable Electricity Producers 0.0%
†
h
Calpine Construction Finance Co. LP , Refinancing CME Term Loan ,
7.566% , ( 1-month SOFR + 2.25% ), 7/31/30 ................ United States 540,000 540,491
h
Calpine Corp. , 2019 CME Term Loan , 7.33% , ( 1-month SOFR + 2% ),
1/31/31 ........................................... United States 540,000 539,830
1,080,321
a a a a a a
k
Insurance 0.1%
Acrisure LLC ,
First Lien, 2021-1 Additional Term Loan, 9.18%, (1-month Synthetic
USD LIBOR + 3.75%), 2/15/27 .......................... United States 119,927 120,226
First Lien, 2021-2 Additional Term Loan, 9.68%, (1-month Synthetic
USD LIBOR + 4.25%), 2/15/27 .......................... United States 81,889 82,264
h
AssuredPartners, Inc. , 2024 CME Term Loan , 8.827% , ( 1-month
SOFR + 3.5% ), 2/14/31 ............................... United States 228,064 229,320
Asurion LLC ,
New CME Term Loan, B10, 9.416%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 69,476 67,662
h
New CME Term Loan, B11, 9.666%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 544,036 531,967
Second Lien, New CME Term Loan, B4, 10.68%, (1-month SOFR
+ 5.25%), 1/20/29 ................................... United States 663,780 600,306
1,631,745
a a a a a a
k
IT Services 0.0%
†
Aventiv Technologies LLC ,
h
First Lien, Initial CME Term Loan, 10.461%, (3-month SOFR +
4.89%), 11/01/24 .................................... United States 405,768 302,299
First Lien, Second-Out CME Term Loan, 13.071%, (3-month SOFR
+ 7.5%), 7/31/25 .................................... United States 7,857 7,955
h
Second Lien, CME Term Loan, 14.221%, (3-month SOFR +
8.912%), 11/01/25 ................................... United States 1,670,746 307,000
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.409% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 240,721 230,265
Peraton Corp. , First Lien, CME Term Loan, B , 9.166% , ( 1-month
SOFR + 3.75% ), 2/01/28 .............................. United States 63,325 63,427
910,946
a a a a a a
k
Leisure Products 0.0%
†
19th Holdings Golf LLC , Initial CME Term Loan , 8.673% , ( 1-month
SOFR + 3.25% ), 2/07/29 .............................. United States 498,731 493,123
Topgolf Callaway Brands Corp. , Initial CME Term Loan , 8.316% ,
( 1-month SOFR + 3% ), 3/15/30 ......................... United States 498,741 501,057
994,180
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Machinery 0.0%
†
CD&R Hydra Buyer, Inc. , First Refinancing CME Term Loan , 9.42% ,
( 3-month SOFR + 4% ), 3/25/31 ......................... United States 310,345 $ 313,448
Crosby US Acquisition Corp. , Amendment No. 3 Replacement CME
Term Loan , 9.316% , ( 1-month SOFR + 4% ), 8/16/29 ......... United States 225,188 227,064
540,512
a a a a a a
k
Media 0.0%
†
Cengage Learning, Inc. , CME Term Loan, B , 9.565% , ( 1-month
SOFR + 4.25% ), 3/24/31 .............................. United States 148,793 149,272
Gray Television, Inc. , CME Term Loan, D , 8.442% , ( 1-month SOFR +
3% ), 12/01/28 ...................................... United States 223,754 210,964
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023 May
Incremental CME Term Loan , 9.566% , ( 1-month SOFR + 4.25% ),
5/03/28 ........................................... United States 542,693 541,583
Univision Communications, Inc. , First Lien, 2021 Replacement
Converted CME Term Loan , 8.68% , ( 1-month SOFR + 3.25% ),
3/15/26 ........................................... United States 187,043 187,404
1,089,223
a a a a a a
Metals & Mining 0.0%
†
k
Arsenal AIC Parent LLC , 2024 CME Term Loan, B , 9.08% , ( 1-month
SOFR + 3.75% ), 8/18/30 .............................. United States 68,345 68,943
Oil, Gas & Consumable Fuels 0.0%
†
k
Oryx Midstream Services Permian Basin LLC , 2024 Refinancing
CME Term Loan , 8.436% , ( 1-month SOFR + 3% ), 10/05/28 .... United States 498,750 500,977
k
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial CME
Term Loan , 10.336% , ( 3-month SOFR + 4.75% ), 4/20/28 ...... United States 104,399 108,717
Air Canada , CME Term Loan , 7.833% , ( 3-month SOFR + 2.5% ),
3/21/31 ........................................... Canada 88,945 89,668
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 178,190 179,044
h
Kestrel Bidco, Inc. , Initial CME Term Loan , 9.048% , ( 3-month SOFR
+ 3.75% ), 2/14/31 ................................... Canada 540,000 541,658
United Airlines, Inc. , 2024 CME Term Loan, B , 8.076% , ( 3-month
SOFR + 2.75% ), 2/22/31 .............................. United States 224,395 225,622
1,144,709
a a a a a a
k
Pharmaceuticals 0.0%
†
Endo Luxembourg Finance Co. I SARL , Term Loan, B , 9.828% ,
( 3-month SOFR + 4.5% ), 4/09/31 ........................ United States 166,256 166,028
Grifols Worldwide Operations Ltd. , Dollar CME Term Loan, B ,
7.459% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 88,632 86,831
h
Jazz Pharmaceuticals plc , Additional Dollar CME Term Loan, B1 ,
8.43% , ( 1-month SOFR + 3% ), 5/05/28 ................... United States 181,363 182,639
Organon & Co. , Dollar CME Term Loan , 8.433% , ( 1-month SOFR +
3% ), 6/02/28 ....................................... United States 116,411 117,193
552,691
a a a a a a
k
Professional Services 0.0%
†
h
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 540,000 523,800
h
Inizio Group Ltd. , First Lien, Initial Dollar CME Term Loan , 9.659% ,
( 3-month SOFR + 4.25% ), 8/19/28 ....................... United Kingdom 540,000 541,350
1,065,150
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Real Estate Management & Development 0.0%
†
k
Cushman & Wakefield US Borrower LLC , 2024-1 CME Term Loan ,
9.066% , ( 1-month SOFR + 3.75% ), 1/31/30 ................ United States 538,650 $ 541,343
Semiconductors & Semiconductor Equipment 0.0%
†
k
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.823% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 162,419 162,927
k
Software 0.1%
AppLovin Corp. , 2024 Initial CME Term Loan , 7.816% , ( 1-month
SOFR + 2.5% ), 8/16/30 ............................... United States 302,730 303,026
h
Flexera Software LLC , First Lien, CME Term Loan, B1 , 9.18% ,
( 1-month SOFR + 3.75% ), 3/03/28 ....................... United States 50,847 51,059
Genesys Cloud Services Holdings I LLC , 2024 Incremental No.
2 Dollar CME Term Loan , 8.816% , ( 1-month SOFR + 3.5% ),
12/01/27 .......................................... United States 172,433 173,433
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.206% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 534,952 533,572
h
IGT Holding IV AB , CME Term Loan, B2 , 8.998% , ( 3-month SOFR +
4.75% ), 3/31/28 ..................................... Sweden 540,000 542,362
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan, 9.814%,
(3-month SOFR + 4.25%), 12/01/27 ...................... United States 317,273 295,560
First Lien, First Amendment CME Term Loan, 9.555%, (3-month
SOFR + 4%), 12/01/27 ................................ United States 36,244 33,571
McAfee Corp. , CME Term Loan, B1 , 9.177% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 533,996 535,852
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 233,707 232,621
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.066% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 118,866 118,374
Sovos Compliance LLC , First Lien, Initial CME Term Loan , 9.93% ,
( 1-month SOFR + 4.5% ), 8/11/28 ........................ United States 460,000 455,269
VS Buyer LLC , 2024 Refinancing Initial CME Term Loan , 8.569% ,
( 1-month SOFR + 3.25% ), 4/12/31 ....................... United States 123,288 123,792
3,398,491
a a a a a a
k
Specialty Retail 0.1%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 9.36% , ( 3-month
SOFR + 3.75% ), 4/26/28 .............................. United States 123,363 124,057
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.427% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 867,290 693,832
Great Outdoors Group LLC , CME Term Loan, B2 , 9.18% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 129,387 129,607
h
Harbor Freight Tools USA, Inc. , Initial CME Term Loan , 8.18% ,
( 1-month SOFR + 2.75% ), 10/19/27 ...................... United States 540,000 541,158
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 170,551 159,445
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.814% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 66,076 65,361
Petco Health & Wellness Co., Inc. , First Lien, Initial CME Term Loan ,
8.821% , ( 3-month SOFR + 3.25% ), 3/03/28 ................ United States 540,000 468,971
RealTruck Group, Inc. , Initial CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 1/31/28 ............................... United States 180,751 179,735
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 247,545 244,450
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.443% ,
( 1-month Synthetic USD LIBOR + 5% ), 4/16/26 ............. United States 271,616 268,760

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Specialty Retail (continued)
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.066% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 61,668 $ 61,961
2,937,337
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
h,l
Infloblox, Inc. , CME Term Loan, B , TBD, 1/01/38 .............. United States 304,397 304,930
k
Magenta Buyer LLC , First Lien, Initial CME Term Loan , 10.574% ,
( 3-month SOFR + 5% ), 7/27/28 ......................... United States 191,868 97,912
402,842
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
k
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.066% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 535,539 536,653
k
Transportation Infrastructure 0.0%
†
First Student Bidco, Inc. ,
Initial CME Term Loan, B, 8.564%, (3-month SOFR + 3%), 7/21/28 United States 412,593 413,657
Initial CME Term Loan, C, 8.564%, (3-month SOFR + 3%), 7/21/28 United States 125,490 125,814
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.071% ,
( 3-month SOFR + 4.5% ), 5/07/28 ........................ United States 195,940 184,183
723,654
a a a a a a
Total Senior Floating Rate Interests (Cost $45,304,857) ..........................
45,177,544
m
Marketplace Loans 1.3%
a
Financial Services 1.3%
a a a a a a
Total Marketplace Loans (Cost $46,901,976) ....................................
40,969,156
Foreign Government and Agency Securities 2.4%
d
African Export-Import Bank (The) ,
Senior Bond, 144A, 3.994%, 9/21/29 ..................... Supranational
n
1,400,000 1,245,420
Senior Bond, 144A, 3.798%, 5/17/31 ..................... Supranational
n
11,600,000 9,775,274
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
n
10,700,000 10,126,587
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 8,800,000 6,096,776
d
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 12,200,000 9,899,485
d
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ........................................... Chile 6,500,000 5,691,640
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 2,100,000 2,109,098
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,900,000 3,887,484
d
Panama Government Bond , Senior Note , 144A, 3.75% , 4/17/26 .. Panama 5,700,000 5,383,650
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 8,000,000 6,659,200
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,000,000 4,436,735
d
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 9,500,000 8,914,800
Total Foreign Government and Agency Securities (Cost $91,030,125) ..............
74,226,149
U.S. Government and Agency Securities 21.2%
FFCB , 2.1%, 2/25/36 ...................................
United States 9,300,000 6,736,798
U.S. Treasury Bonds ,
1.125%, 5/15/40 ..................................... United States 4,000,000 2,356,406
1.75%, 8/15/41 ..................................... United States 73,200,000 46,500,586
3.875%, 2/15/43 ..................................... United States 12,800,000 11,185,500
2.5%, 5/15/46 ...................................... United States 9,000,000 6,088,184

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
2.25%, 8/15/46 ..................................... United States 45,800,000 $ 29,379,985
2.75%, 11/15/47 ..................................... United States 25,500,000 17,839,043
3.125%, 5/15/48 ..................................... United States 16,500,000 12,365,332
2.875%, 5/15/49 ..................................... United States 16,350,000 11,623,189
2.25%, 8/15/49 ..................................... United States 39,000,000 24,218,086
1.25%, 5/15/50 ..................................... United States 47,800,000 22,594,836
1.875%, 11/15/51 .................................... United States 83,850,000 46,520,373
3.625%, 5/15/53 ..................................... United States 6,000,000 4,905,469
U.S. Treasury Notes ,
0.25%, 9/30/25 ..................................... United States 38,500,000 35,939,599
0.375%, 11/30/25 .................................... United States 128,000,000 118,840,000
0.375%, 12/31/25 .................................... United States 41,000,000 37,928,203
o
Index Linked, 0.625%, 1/15/26 .......................... United States 35,400,000 44,712,218
0.75%, 5/31/26 ..................................... United States 2,000,000 1,832,734
1.875%, 2/28/27 ..................................... United States 27,900,000 25,696,336
2.75%, 4/30/27 ..................................... United States 138,300,000 130,207,290
3.25%, 6/30/27 ..................................... United States 18,100,000 17,261,461
Total U.S. Government and Agency Securities (Cost $749,717,031) ................
654,731,628
Asset-Backed Securities 8.4%
Financial Services 8.4%
d,k
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 7.236% , ( 3-month SOFR
+ 1.912% ), 4/20/31 . .................................. United States 12,900,000 12,892,998
d,k
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 6.548%, (3-month SOFR + 1.222%),
4/23/31 ........................................... United States 9,034,691 9,070,025
2018-1A, A2, 144A, FRN, 6.738%, (3-month SOFR + 1.412%),
4/23/31 ........................................... United States 5,100,000 5,106,311
d,k
Barings CLO Ltd. , 2018-4A , A1R , 144A, FRN , 6.479% , ( 3-month
SOFR + 1.15% ), 10/15/30 . ............................. United States 16,120,000 16,120,013
d,k
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.79% ,
( 3-month SOFR + 2.462% ), 10/15/31 . .................... United States 10,000,000 10,042,054
d,k
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 6.549%, (3-month SOFR + 1.232%),
4/17/31 ........................................... United States 509,737 509,986
2014-1A, A2R2, 144A, FRN, 6.709%, (3-month SOFR + 1.392%),
4/17/31 ........................................... United States 6,300,000 6,289,415
2015-4A, A1RR, 144A, FRN, 6.545%, (3-month SOFR + 1.22%),
7/20/32 ........................................... United States 15,290,000 15,343,516
d,k
CIFC Funding Ltd. ,
2022-2A, A1, 144A, FRN, 6.647%, (3-month SOFR + 1.32%),
4/19/35 ........................................... United States 23,690,000 23,757,690
2024-2A, A1, 144A, FRN, 6.85%, (3-month SOFR + 1.52%),
4/22/37 ........................................... United States 7,200,000 7,200,000
d,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 13.482%, 8/15/44 ................ United States 113,001 107,723
2019-31, PT, 144A, FRN, 9.601%, 9/15/44 ................. United States 112,357 104,600
2019-37, PT, 144A, FRN, 15.123%, 10/17/44 ............... United States 139,222 132,790
2019-42, PT, 144A, FRN, 14.183%, 11/15/44 ............... United States 147,858 140,166
2019-51, PT, 144A, FRN, 13.703%, 1/15/45 ................ United States 232,887 221,124
2019-52, PT, 144A, FRN, 14.256%, 1/15/45 ................ United States 201,208 190,861
2019-S2, PT, 144A, FRN, 13.654%, 5/16/44 ................ United States 15,607 15,372
2019-S3, PT, 144A, FRN, 9.085%, 6/15/44 ................. United States 16,593 16,240
2019-S4, PT, 144A, FRN, 4.658%, 8/15/44 ................. United States 43,056 42,112
2019-S5, PT, 144A, FRN, 6.992%, 9/15/44 ................. United States 71,762 68,212
2019-S6, PT, 144A, FRN, 7.352%, 10/17/44 ................ United States 101,631 96,147

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d,p
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-S7, PT, 144A, FRN, 7.153%, 12/15/44 ................ United States 87,786 $ 83,252
2019-S8, PT, 144A, FRN, 8.461%, 1/15/45 ................. United States 118,364 111,478
2020-2, PT, 144A, FRN, 14.818%, 3/15/45 ................. United States 235,124 221,863
2020-7, PT, 144A, FRN, 13.611%, 4/17/45 ................. United States 158,546 147,628
d,k
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.699% , ( 3-month
SOFR + 1.382% ), 4/17/30 . ............................. United States 6,000,000 6,001,739
k
CWABS, Inc. , 2004-1 , M1 , FRN , 6.181% , ( 1-month SOFR +
0.864% ), 3/25/34 . ................................... United States 132,499 132,013
d,k
Dryden 97 CLO Ltd. , 2022-97A , A , 144A, FRN , 6.625% , ( 3-month
SOFR + 1.3% ), 4/20/35 . ............................... United States 17,750,000 17,750,887
d,k
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 7.236%, (3-month SOFR + 1.912%),
7/20/30 ........................................... United States 2,453,854 2,460,373
2018-3A, A2R, 144A, FRN, 7.336%, (3-month SOFR + 2.012%),
7/20/30 ........................................... United States 4,544,174 4,550,990
d
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 10,982,601 10,267,284
d,k
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 6.607% , ( 3-month
SOFR + 1.282% ), 5/16/31 . ............................. United States 799,381 801,551
d
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 15,253,304 13,863,162
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 5,795,004 5,058,980
d,k
Logan CLO I Ltd. , 2021-1A , A , 144A, FRN , 6.746% , ( 3-month SOFR
+ 1.422% ), 7/20/34 . .................................. United States 4,750,000 4,755,061
d,k
Madison Park Funding XXIX Ltd. , 2018-29A , AR , 144A, FRN ,
6.507% , ( 3-month SOFR + 1.18% ), 10/18/30 . ............... United States 15,488,334 15,485,100
d,k
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
6.986% , ( 3-month SOFR + 1.662% ), 10/21/30 . .............. United States 1,700,000 1,706,178
d
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 19,400,000 16,930,413
d,k
OCP CLO Ltd. , 2014-6A , A1R2 , 144A, FRN , 6.467% , ( 3-month
SOFR + 1.15% ), 10/17/30 . ............................. United States 15,820,000 15,827,909
d,k
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
6.686% , ( 3-month SOFR + 1.362% ), 1/20/31 . ............... United States 3,325,000 3,326,179
d,k
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 6.56%, (3-month SOFR + 1.232%),
4/15/31 ........................................... United States 15,885,104 15,908,932
2018-1A, A2, 144A, FRN, 6.79%, (3-month SOFR + 1.462%),
4/15/31 ........................................... United States 8,500,000 8,512,676
d,k
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 6.751% , ( 3-month
SOFR + 1.432% ), 5/18/34 . ............................. United States 4,500,000 4,493,691
d,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 10.558%, 3/15/26 ................ United States 124,823 112,188
2020-PT2, A, 144A, FRN, 12.371%, 4/15/26 ................ United States 169,159 155,349
2020-PT3, A, 144A, FRN, 2.553%, 5/15/26 ................. United States 56,535 47,152
d,k
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.79% , ( 3-month SOFR +
2.462% ), 1/15/31 . ................................... United States 269,802 269,802
d,p
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.058%, 6/15/25 ................ United States 18,587 16,092
2019-PT2, A, 144A, FRN, 11.192%, 2/15/26 ................ United States 102,928 101,672
d,k
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.84% , ( 3-month SOFR +
1.512% ), 7/15/31 . ................................... United States 1,500,000 1,502,348
258,069,297
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ........................................... United States 16,186 $ 15,886
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . .. United States 756,000 738,611
Total Asset-Backed Securities (Cost $263,540,457) ..............................
258,823,794
Commercial Mortgage-Backed Securities 1.4%
Financial Services 1.4%
p
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 1,200,000 1,224,375
d,k
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 6.385% ,
( 1-month SOFR + 1.064% ), 9/15/36 ...................... United States 9,840,000 9,737,634
d,k
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 6.334% , ( 1-month
SOFR + 1.013% ), 10/15/36 ............................ United States 9,220,000 9,073,339
d,k
BX Trust , 2022-IND , A , 144A, FRN , 6.812% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 11,365,259 11,369,592
d,k
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME +
0% ), 6/15/34 ....................................... United States 9,840,000 9,840,120
d,p
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ..................................... United States 3,255,000 3,050,956
44,296,016
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $44,799,168) ................
44,296,016
Mortgage-Backed Securities 33.0%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.397%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 311,933 304,862
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.3%
FHLMC Gold Pool, 30 Year, 4.5%, 3/01/39 .................. United States 492,641 469,067
FHLMC Gold Pool, 30 Year, 5%, 8/01/33 - 2/01/39 ............. United States 3,072,428 2,995,405
FHLMC Gold Pool, 30 Year, 5.5%, 1/01/35 - 12/01/37 .......... United States 290,795 290,034
FHLMC Gold Pool, 30 Year, 6%, 5/01/33 - 4/01/38 ............. United States 362,188 367,008
FHLMC Gold Pool, 30 Year, 6.5%, 8/01/25 - 3/01/39 ........... United States 294,493 301,584
FHLMC Gold Pool, 30 Year, 7%, 1/01/28 - 7/01/32 ............. United States 17,774 18,189
FHLMC Gold Pool, 30 Year, 7.5%, 3/01/32 .................. United States 6,418 6,650
FHLMC Gold Pool, 30 Year, 8%, 2/01/30 .................... United States 4,387 4,480
FHLMC Gold Pool, 30 Year, 8.5%, 10/01/24 - 8/01/30 .......... United States 702 727
FHLMC Pool, 15 Year, 2%, 4/01/37 ........................ United States 4,527,735 3,904,001
FHLMC Pool, 15 Year, 2.5%, 4/01/37 - 5/01/37 ............... United States 8,497,950 7,535,190
FHLMC Pool, 15 Year, 3%, 4/01/37 - 9/01/37 ................. United States 5,413,670 4,914,438
FHLMC Pool, 30 Year, 2%, 3/01/51 ........................ United States 49,981,522 38,091,660
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 39,447,898 29,853,617
FHLMC Pool, 30 Year, 2%, 4/01/52 ........................ United States 72,158,372 54,601,368
FHLMC Pool, 30 Year, 2%, 9/01/51 - 3/01/52 ................. United States 4,660,234 3,524,049
FHLMC Pool, 30 Year, 2.5%, 10/01/51 ...................... United States 36,480,279 29,023,494
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ....................... United States 27,790,462 22,061,041
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ....................... United States 608,777 482,324
FHLMC Pool, 30 Year, 3%, 2/01/52 ........................ United States 63,767,403 52,860,502
FHLMC Pool, 30 Year, 3%, 10/01/51 - 7/01/52 ................ United States 978,030 808,790
FHLMC Pool, 30 Year, 3.5%, 6/01/52 - 12/01/52 .............. United States 17,605,734 15,195,732
FHLMC Pool, 30 Year, 4%, 8/01/52 ........................ United States 42,805,924 38,347,091
FHLMC Pool, 30 Year, 4%, 5/01/53 - 11/01/53 ................ United States 8,058,475 7,213,464
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 100,433,496 92,626,675
FHLMC Pool, 30 Year, 4.5%, 5/01/54 ....................... United States 4,333,000 3,994,756
FHLMC Pool, 30 Year, 5%, 5/01/54 ........................ United States 1,022,000 968,911

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 6.5%, 2/01/54 ....................... United States 290,518 $ 292,886
410,753,133
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.397% - 5.058%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................... United States 778,493 750,511
FNMA, 5.698%, (6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ..................... United States 45,779 45,456
FNMA, 5.845% - 6.158%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 .......... United States 274,101 275,004
FNMA, 6.279% - 6.352%, (1-year CMT T-Note +/- MBS Margin),
12/01/34 - 10/01/36 .................................. United States 50,947 50,900
1,121,871
Federal National Mortgage Association (FNMA) Fixed Rate 18.3%
FNMA, 15 Year, 2%, 4/01/37 ............................. United States 4,792,210 4,133,567
FNMA, 15 Year, 3%, 9/01/37 - 10/01/37 ..................... United States 4,742,353 4,305,034
FNMA, 30 Year, 2%, 2/01/52 ............................. United States 4,436,809 3,355,928
FNMA, 30 Year, 2.5%, 2/01/51 - 5/01/52 .................... United States 19,554,524 15,513,810
FNMA, 30 Year, 3%, 1/01/52 ............................. United States 34,309,677 28,412,267
FNMA, 30 Year, 3%, 2/01/52 - 3/01/52 ...................... United States 6,121,326 5,061,089
FNMA, 30 Year, 3.5%, 12/01/52 ........................... United States 33,779,392 29,148,310
FNMA, 30 Year, 4%, 1/01/54 - 4/01/54 ...................... United States 8,504,485 7,611,828
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 581,346 565,180
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 2,224,911 2,215,263
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 2,380,036 2,410,300
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/54 .................... United States 4,834,610 4,876,605
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 605 618
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 3,223 3,291
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 15,601 16,218
r
FNMA, Single-family, 30 Year, 2%, 5/25/54 .................. United States 80,530,000 60,800,887
r
FNMA, Single-family, 30 Year, 2.5%, 5/25/54 ................. United States 87,290,000 69,071,733
r
FNMA, Single-family, 30 Year, 3.5%, 5/25/54 ................. United States 33,130,000 28,557,895
r
FNMA, Single-family, 30 Year, 4%, 5/25/54 .................. United States 47,690,000 42,657,804
r
FNMA, Single-family, 30 Year, 5%, 5/25/54 .................. United States 98,683,000 93,518,317
r
FNMA, Single-family, 30 Year, 5.5%, 5/25/54 ................. United States 168,062,000 163,138,993
565,374,937
q
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 3.75% - 3.75%, (1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 .................................. United States 4,184 4,099
4,099
Government National Mortgage Association (GNMA) Fixed Rate 1.4%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 6,272 6,449
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 47,777 49,240
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 8,278 8,533
GNMA I, Single-family, 30 Year, 7%, 4/15/28 ................. United States 2,110 2,106
GNMA I, Single-family, 30 Year, 7.5%, 8/15/25 - 2/15/26 ........ United States 1,231 1,229
GNMA II, Single-family, 30 Year, 2%, 4/20/52 - 7/20/52 ......... United States 20,850,683 16,438,845
GNMA II, Single-family, 30 Year, 2.5%, 6/20/52 - 7/20/52 ........ United States 17,911,115 14,703,404
GNMA II, Single-family, 30 Year, 3%, 10/20/49 ................ United States 24,152 20,709
r
GNMA II, Single-family, 30 Year, 5.5%, 5/15/54 ............... United States 11,120,000 10,902,933
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 1,091 1,108
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 3/20/54 ........ United States 423,067 433,455

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 17,323 $ 17,601
42,585,612
Total Mortgage-Backed Securities (Cost $1,068,442,936) .........................
1,020,144,514
Municipal Bonds 1.9%
California 1.5%
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .... United States 9,575,000 6,679,523
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 18,610,000 16,985,728
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 20,405,000 14,491,660
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 11,880,000 7,656,907
45,813,818
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 16,585,000 12,206,776
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding , 2.785% ,
11/15/31 .......................................... United States 370,000 318,335
Total Municipal Bonds (Cost $76,381,268) ......................................
58,338,929
Residential Mortgage-Backed Securities 3.3%
Capital Markets 0.0%
†
k
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 6.171% ,
( 1-month SOFR + 0.854% ), 3/25/28 ...................... United States 116,777 110,336
Financial Services 3.3%
d
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 791,394 781,271
p
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 3,395,758 3,174,507
d,p
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 1,036,534 928,835
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 600,087 549,857
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 1,710,782 1,548,367
d,p
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 154,507 144,269
d,p
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,042,422 2,914,766
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 74,230 42,328
k
FHLMC STACR Debt Notes ,
2016-DNA2, M3, FRN, 10.095%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 8,127,916 8,537,765
2016-HQA2, M3, FRN, 10.595%, (30-day SOFR Average +
5.264%), 11/25/28 ................................... United States 8,383,589 8,891,145
d,k
FHLMC STACR REMIC Trust , 2022-DNA3 , M1A , 144A, FRN , 7.33% ,
( 30-day SOFR Average + 2% ), 4/25/42 .................... United States 4,669,072 4,720,386
k
FNMA Connecticut Avenue Securities ,
2014-C02, 2M2, FRN, 8.044%, (30-day SOFR Average + 2.714%),
5/25/24 ........................................... United States 1,203,960 1,205,414
2014-C03, 2M2, FRN, 8.345%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 311,279 312,097

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d,p
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 14,716,508 $ 12,618,222
2021-14, A4, 144A, FRN, 2.5%, 5/25/52 ................... United States 11,781,320 10,053,861
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 6,956,851 5,926,067
d,p
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 4,729,588 4,547,742
d,p
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 3,018,142 2,583,083
d,p
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 10,094,781 8,593,090
d,p
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,632,937 1,348,077
d,p
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 17,559,159 15,171,872
d,p
Towd Point Mortgage Trust , 2017-1 , A2 , 144A, FRN , 3.5% , 10/25/56 United States 8,652,946 8,478,309
103,071,330
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $115,860,750) ................
103,181,666
Agency Commercial Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
k
FNMA , 2005-122 , FN , FRN , 5.794% , ( 30-day SOFR Average +
0.464% ), 1/25/36 .................................... United States 379,846 373,113
Total Agency Commercial Mortgage-Backed Securities (Cost $352,307) ...........
373,113
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 141,599 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 3,000,000 172,500
Total Escrows and Litigation Trusts (Cost $2,814,454) ...........................
172,500
Total Long Term Investments (Cost $3,786,627,599) .............................
3,509,595,384
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%
†
Buy protection on Markit CDX North American High Yield Index
Series 41-V2, Strike Price $105.00, Counterparty BNDP, Expires
6/20/24 ........................................... 1 32,000,000 175,889
Buy protection on Markit CDX North American High Yield Index
Series 42-V1, Strike Price $106.50, Counterparty MSCO, Expires
9/18/24 ........................................... 1 32,000,000 839,322
Total Options Purchased (Cost $1,492,480) .....................................
1,015,211

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
s,t
Institutional Fiduciary Trust - Money Market Portfolio, 5.006% .... United States 41,278,724 $ 41,278,724
Total Money Market Funds (Cost $41,278,724) ..................................
41,278,724
Total Short Term Investments (Cost $41,278,724 ) ................................
41,278,724
a
Total Investments (Cost $3,829,398,803) 114.7% .................................
$3,551,889,319
Options Written (0.0)%
†
......................................................
(423,065)
Other Assets, less Liabilities (14.7)% ..........................................
(457,801,917)
Net Assets 100.0% ...........................................................
$3,093,664,337
a a a
Number of
Contracts
Notional
Amount
#
u
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on Markit CDX North American High Yield Index
Series 41-V2, Strike Price $101.00, Counterparty BNDP, Expires
6/20/24 ........................................... 1 (32,000,000) (35,502)
Sell protection on Markit CDX North American High Yield Index
Series 42-V1, Strike Price $103.50, Counterparty MSCO, Expires
9/18/24 ........................................... 1 (32,000,000) (387,563)
(423,065)
Total Options Written (Premiums received $633,920) ............................
$ (423,065)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $722,658,411, representing 23.4% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
i
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At April 30, 2024, the value of this security was $8,404,066, representing 0.3% of net assets.
j
See Note 1(h) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
s
See Note 3(f) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
u
See Note 1(e) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

At April 30, 2024, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 1.3%
Block, Inc.
6175658.SQ.FTS.B, Zero Cpn, 5/30/24 ... $ 9,500 $ 2,650
6178835.SQ.FTS.B, Zero Cpn, 6/01/24 ... 652 101
6183074.SQ.FTS.B, Zero Cpn, 6/02/24 ... 160 73
6183434.SQ.FTS.B, Zero Cpn, 6/02/24 ... 1,580 493
6192461.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,353 330
6192486.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,185 707
6192662.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,450 1,408
6193258.SQ.FTS.B, Zero Cpn, 6/06/24 ... 232 155
6193931.SQ.FTS.B, Zero Cpn, 6/06/24 ... 717 233
6205648.SQ.FTS.B, Zero Cpn, 6/08/2 4 ... 1,955 614
6205978.SQ.FTS.B, Zero Cpn, 6/08/24 ... 325 204
6206656.SQ.FTS.B, Zero Cpn, 6/09/24 ... 595 173
6206801.SQ.FTS.B, Zero Cpn, 6/09/24 ... 19,575 9,376
6208776.SQ.FTS.B, Zero Cpn, 6/09/24 ... 492 278
6210528.SQ.FTS.B, Zero Cpn, 6/11/24 ... 10,451 1,601
6214190.SQ.FTS.B, Zero Cpn, 6/12/24 ... 642 80
6215457.SQ.FTS.B, Zero Cpn, 6/13/24 ... 302 115
6215661.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,638 1,242
6215908.SQ.FTS.B, Zero Cpn, 6/13/24 ... 494 115
6220236.SQ.FTS.B, Zero Cpn, 6/14/24 ... 669 73
6220519.SQ.FTS.B, Zero Cpn, 6/14/24 ... 36,091 10,005
6223659.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,491 1,110
6226015.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,446 1,139
6228013.SQ.FTS.B, Zero Cpn, 6/16/24 ... 672 120
6235468.SQ.FTS.B, Zero Cpn, 6/17/24 ... 2,236 288
6236092.SQ.FTS.B, Zero Cpn, 6/18/24 ... 432 172
6236243.SQ.FTS.B, Zero Cpn, 6/18/24 ... 4,867 3,020
6243419.SQ.FTS.B, Zero Cpn, 6/20/24 ... 7,274 2,580
6244954.SQ.FTS.B, Zero Cpn, 6/21/24 ... 8,954 3,004
6245712.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,156 1,775
6251624.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,662 1,845
6255252.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,186 667
6255384.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,263 226
6255606.SQ.FTS.B, Zero Cpn, 6/24/24 ... 488 111
6256913.SQ.FTS.B, Zero Cpn, 6/26/24 ... 20,373 8,523
6258547.SQ.FTS.B, Zero Cpn, 6/27/24 ... 6,260 1,241
6261098.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,141 881
6261595.SQ.FTS.B, Zero Cpn, 6/28/24 ... 26,584 8,461
6262209.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,243 974
6265195.SQ.FTS.B, Zero Cpn, 6/29/24 ... 500 194
6267222.SQ.FTS.B, Zero Cpn, 6/29/24 ... 366 333
6270813.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,115 215
6270889.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,488 435
6271153.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,174 504
6271425.SQ.FTS.B, Zero Cpn, 7/01/24 ... 200 94
6271434.SQ.FTS.B, Zero Cpn, 7/01/24 ... 10,893 4,780
6272419.SQ.FTS.B, Zero Cpn, 7/02/24 ... 206 174
6274028.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,166 2,328
6274889.SQ.FTS.B, Zero Cpn, 7/03/24 ... 13,388 7,042
6275552.SQ.FTS.B, Zero Cpn, 7/03/24 ... 4,752 1,524
6275869.SQ.FTS.B, Zero Cpn, 7/04/24 ... 11,727 2,967
6277479.SQ.FTS.B, Zero Cpn, 7/04/24 ... 855 601
6278505.SQ.FTS.B, Zero Cpn, 7/04/24 ... 791 220
6280355.SQ.FTS.B, Zero Cpn, 7/05/24 ... 150 78
6281173.SQ.FTS.B, Zero Cpn, 7/05/24 ... 574 365
Description
Principal
Amount Value
Block, Inc. (continued)
6285204.SQ.FTS.B, Zero Cpn, 7/06/24 ... $ 583 $ 196
6285446.SQ.FTS.B, Zero Cpn, 7/06/24 ... 26,464 6,848
6285882.SQ.FTS.B, Zero Cpn, 7/07/24 ... 3,875 1,280
6287671.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,739 879
6287743.SQ.FTS.B, Zero Cpn, 7/09/24 ... 609 235
6289898.SQ.FTS.B, Zero Cpn, 7/10/24 ... 4,065 1,157
6289942.SQ.FTS.B, Zero Cpn, 7/10/24 ... 334 119
6290999.SQ.FTS.B, Zero Cpn, 7/10/24 ... 530 173
6292293.SQ.FTS.B, Zero Cpn, 7/11/24 ... 107 88
6293487.SQ.FTS.B, Zero Cpn, 7/11/24 ... 769 269
6297788.SQ.FTS.B, Zero Cpn, 7/12/24 ... 884 365
6304026.SQ.FTS.B, Zero Cpn, 7/14/24 ... 7,829 3,458
6308685.SQ.FTS.B, Zero Cpn, 7/18/24 ... 49 39
6309000.SQ.FTS.B, Zero Cpn, 7/18/24 ... 616 272
6310025.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,162 2,097
6314871.SQ.FTS.B, Zero Cpn, 7/19/24 ... 1,235 648
6318980.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,179 1,057
6319360.SQ.FTS.B, Zero Cpn, 7/21/24 ... 5,859 2,828
6319563.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,561 1,132
6320273.SQ.FTS.B, Zero Cpn, 7/22/24 ... 27,687 11,005
6321367.SQ.FTS.B, Zero Cpn, 7/23/24 ... 661 189
6321567.SQ.FTS.B, Zero Cpn, 7/23/24 ... 485 138
6321614.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,153 540
6321698.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,327 544
6353228.SQ.FTS.B, Zero Cpn, 7/24/24 ... 483 318
6356496.SQ.FTS.B, Zero Cpn, 7/25/24 ... 20,511 6,702
6363039.SQ.FTS.B, Zero Cpn, 7/27/24 ... 355 271
6363174.SQ.FTS.B, Zero Cpn, 7/27/24 ... 686 509
6364604.SQ.FTS.B, Zero Cpn, 7/27/24 ... 757 303
6365762.SQ.FTS.B, Zero Cpn, 7/28/24 ... 10,292 2,843
6366494.SQ.FTS.B, Zero Cpn, 7/29/24 ... 559 218
6368774.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,169 439
6369144.SQ.FTS.B, Zero Cpn, 7/30/24 ... 10,787 3,564
6372613.SQ.FTS.B, Zero Cpn, 7/31/24 ... 561 159
6372686.SQ.FTS.B, Zero Cpn, 7/31/24 ... 145 83
6378771.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,938 485
6379121.SQ.FTS.B, Zero Cpn, 8/02/24 ... 420 67
6382018.SQ.FTS.B, Zero Cpn, 8/02/24 ... 950 347
6383753.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,678 1,058
6384067.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,541 960
6388737.SQ.FTS.B, Zero Cpn, 8/06/24 ... 417 145
6389131.SQ.FTS.B, Zero Cpn, 8/06/24 ... 18,635 6,245
6390359.SQ.FTS.B, Zero Cpn, 8/07/24 ... 678 379
6390695.SQ.FTS.B, Zero Cpn, 8/07/24 ... 935 216
6395807.SQ.FTS.B, Zero Cpn, 8/08/24 ... 300 239
6400774.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,908 2,707
6404006.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,972 893
6406738.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,921 929
6406944.SQ.FTS.B, Zero Cpn, 8/13/24 ... 623 604
6407288.SQ.FTS.B, Zero Cpn, 8/13/24 ... 274 243
6412546.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,861 740
6412810.SQ.FTS.B, Zero Cpn, 8/15/24 ... 10,889 1,927
6418289.SQ.FTS.B, Zero Cpn, 8/16/24 ... 503 367
6419039.SQ.FTS.B, Zero Cpn, 8/16/24 ... 13,386 5,775
6420892.SQ.FTS.B, Zero Cpn, 8/16/24 ... 8,853 3,279

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6421500.SQ.FTS.B, Zero Cpn, 8/17/24 ... $ 2,688 $ 1,235
6423098.SQ.FTS.B, Zero Cpn, 8/17/24 ... 350 307
6424077.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,020 871
6425168.SQ.FTS.B, Zero Cpn, 8/19/24 ... 4,759 463
6426485.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,709 1,470
6429767.SQ.FTS.B, Zero Cpn, 8/21/24 ... 7,138 3,765
6430086.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,048 497
6442143.SQ.FTS.B, Zero Cpn, 8/24/24 ... 624 404
6442489.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,889 760
6444477.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,497 1,850
6444790.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,054 1,079
6450208.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,651 1,339
6450465.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,097 563
6452261.SQ.FTS.B, Zero Cpn, 8/28/24 ... 17,124 8,456
6452845.SQ.FTS.B, Zero Cpn, 9/01/24 ... 954 893
6453792.SQ.FTS.B, Zero Cpn, 9/01/24 ... 14,580 5,376
6457332.SQ.FTS.B, Zero Cpn, 9/02/24 ... 13,514 3,502
6457685.SQ.FTS.B, Zero Cpn, 9/02/24 ... 6,089 2,534
6458130.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,653 1,912
6458789.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,324 998
6462555.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,019 641
6462890.SQ.FTS.B, Zero Cpn, 9/03/24 ... 5,449 4,583
6464461.SQ.FTS.B, Zero Cpn, 9/04/24 ... 634 288
6464819.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,031 1,164
6464900.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,011 888
6465644.SQ.FTS.B, Zero Cpn, 9/06/24 ... 465 83
6467167.SQ.FTS.B, Zero Cpn, 9/06/24 ... 170 132
6468011.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,262 341
6469480.SQ.FTS.B, Zero Cpn, 9/07/24 ... 20,372 8,874
6472736.SQ.FTS.B, Zero Cpn, 9/08/24 ... 2,197 1,735
6473054.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,366 3,553
6474092.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,696 2,698
6475579.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,395 1,710
6479816.SQ.FTS.B, Zero Cpn, 9/09/24 ... 573 560
6484176.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,425 1,092
6484465.SQ.FTS.B, Zero Cpn, 9/10/24 ... 566 422
6484685.SQ.FTS.B, Zero Cpn, 9/10/24 ... 11,274 9,802
6485170.SQ.FTS.B, Zero Cpn, 9/11/24 ... 312 281
6487088.SQ.FTS.B, Zero Cpn, 9/13/24 ... 206 203
6488353.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,419 2,396
6490386.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,645 1,056
6492312.SQ.FTS.B, Zero Cpn, 9/14/24 ... 492 454
6494767.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,108 929
6499194.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,339 2,138
6501410.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,005 737
6501697.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,781 710
6502565.SQ.FTS.B, Zero Cpn, 9/16/24 ... 336 126
6502730.SQ.FTS.B, Zero Cpn, 9/17/24 ... 387 370
6502765.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,734 2,192
6502909.SQ.FTS.B, Zero Cpn, 9/17/24 ... 704 613
6502972.SQ.FTS.B, Zero Cpn, 9/17/24 ... 707 567
6503327.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,315 1,427
6504216.SQ.FTS.B, Zero Cpn, 9/17/24 ... 547 398
6504374.SQ.FTS.B, Zero Cpn, 9/17/24 ... 7,132 3,150
6506259.SQ.FTS.B, Zero Cpn, 9/18/24 ... 7,627 3,075
6506724.SQ.FTS.B, Zero Cpn, 9/19/24 ... 575 259
6509194.SQ.FTS.B, Zero Cpn, 9/20/24 ... 9,914 5,294
6510726.SQ.FTS.B, Zero Cpn, 9/20/24 ... 88 83
Description
Principal
Amount Value
Block, Inc. (continued)
6515856.SQ.FTS.B, Zero Cpn, 9/22/24 ... $ 4,299 $ 3,569
6516418.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,537 688
6516876.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,687 1,710
6516932.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,317 782
6516970.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,800 2,110
6518976.SQ.FTS.B, Zero Cpn, 9/23/24 ... 156 146
6524458.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,541 175
6524668.SQ.FTS.B, Zero Cpn, 9/24/24 ... 3,158 1,728
6526166.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,424 542
6526193.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,059 480
6527382.SQ.FTS.B, Zero Cpn, 9/27/24 ... 8,447 4,087
6531187.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,633 2,253
6532408.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,788 774
6532453.SQ.FTS.B, Zero Cpn, 9/28/24 ... 568 452
6533239.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,187 1,845
6535057.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,036 689
6536403.SQ.FTS.B, Zero Cpn, 9/29/24 ... 532 354
6537870.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,850 923
6538002.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,103 256
6539997.SQ.FTS.B, Zero Cpn, 9/30/24 ... 878 850
6540710.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,961 1,303
6541945.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,200 1,693
6543168.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,821 1,233
6543316.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,927 655
6547733.SQ.FTS.B, Zero Cpn, 10/02/24 .. 304 279
6547885.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,338 2,163
6548015.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,395 414
6548822.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,334 260
6552148.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,192 3,163
6552657.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,239 1,688
6554014.SQ.FTS.B, Zero Cpn, 10/04/24 .. 910 609
6554472.SQ.FTS.B, Zero Cpn, 10/04/24 .. 109 104
6555576.SQ.FTS.B, Zero Cpn, 10/05/24 .. 318 255
6559553.SQ.FTS.B, Zero Cpn, 10/06/24 .. 702 268
6560175.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,602 1,246
6560340.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,556 3,279
6560703.SQ.FTS.B, Zero Cpn, 10/06/24 .. 185 166
6561895.SQ.FTS.B, Zero Cpn, 10/06/24 .. 8,321 4,275
6562473.SQ.FTS.B, Zero Cpn, 10/06/24 .. 15,241 10,034
6565095.SQ.FTS.B, Zero Cpn, 10/07/24 .. 13,753 12,677
6567003.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,457 714
6567346.SQ.FTS.B, Zero Cpn, 10/09/24 .. 936 873
6567395.SQ.FTS.B, Zero Cpn, 10/09/24 .. 224 129
6567760.SQ.FTS.B, Zero Cpn, 10/10/24 .. 980 434
6568147.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,604 1,518
6568392.SQ.FTS.B, Zero Cpn, 10/10/24 .. 740 638
6568579.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,077 964
6569506.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,636 810
6569526.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,710 5,568
6570268.SQ.FTS.B, Zero Cpn, 10/10/24 .. 236 217
6570382.SQ.FTS.B, Zero Cpn, 10/10/24 .. 8,264 1,092
6571312.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,951 1,007
6572299.SQ.FTS.B, Zero Cpn, 10/11/24 .. 770 259
6577330.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,374 1,518
6579843.SQ.FTS.B, Zero Cpn, 10/13/24 .. 475 423
6580088.SQ.FTS.B, Zero Cpn, 10/13/24 .. 492 207
6581619.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,475 2,904
6584579.SQ.FTS.B, Zero Cpn, 10/14/24 .. 528 154

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6585051.SQ.FTS.B, Zero Cpn, 10/14/24 .. $ 2,948 $ 2,572
6586088.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,052 1,007
6586446.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,485 1,117
6587229.SQ.FTS.B, Zero Cpn, 10/15/24 .. 6,734 4,408
6588397.SQ.FTS.B, Zero Cpn, 10/17/24 .. 555 528
6589068.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,446 2,557
6589273.SQ.FTS.B, Zero Cpn, 10/17/24 .. 927 806
6589618.SQ.FTS.B, Zero Cpn, 10/17/24 .. 147 128
6590392.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,216 938
6590448.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,324 1,106
6590809.SQ.FTS.B, Zero Cpn, 10/17/24 .. 7,185 4,743
6591176.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,457 1,244
6591260.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,973 614
6593217.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,560 598
6593461.SQ.FTS.B, Zero Cpn, 10/18/24 .. 274 245
6593772.SQ.FTS.B, Zero Cpn, 10/18/24 .. 7,748 1,181
6594679.SQ.FTS.B, Zero Cpn, 10/19/24 .. 15,314 8,006
6595988.SQ.FTS.B, Zero Cpn, 10/19/24 .. 8,412 6,998
6596418.SQ.FTS.B, Zero Cpn, 10/19/24 .. 839 624
6596486.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,699 1,683
6596636.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,775 430
6596810.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,737 1,866
6601765.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,098 960
6604465.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,412 981
6605221.SQ.FTS.B, Zero Cpn, 10/23/24 .. 352 339
6607285.SQ.FTS.B, Zero Cpn, 10/24/24 .. 18,108 11,300
6608453.SQ.FTS.B, Zero Cpn, 10/24/24 .. 269 201
6608757.SQ.FTS.B, Zero Cpn, 10/25/24 .. 220 215
6609951.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,600 618
6610631.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,391 2,640
6611256.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,013 958
6612273.SQ.FTS.B, Zero Cpn, 10/26/24 .. 764 248
6617231.SQ.FTS.B, Zero Cpn, 10/27/24 .. 740 266
6618546.SQ.FTS.B, Zero Cpn, 10/27/24 .. 859 609
6618920.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,733 1,204
6619662.SQ.FTS.B, Zero Cpn, 10/27/24 .. 41 40
6620032.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,663 918
6621287.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,952 2,438
6621897.SQ.FTS.B, Zero Cpn, 10/28/24 .. 272 241
6622368.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,757 1,389
6624836.SQ.FTS.B, Zero Cpn, 10/29/24 .. 286 182
6624917.SQ.FTS.B, Zero Cpn, 10/30/24 .. 670 645
6624976.SQ.FTS.B, Zero Cpn, 10/30/24 .. 3,147 1,590
6627159.SQ.FTS.B, Zero Cpn, 11/01/24 .. 911 556
6627196.SQ.FTS.B, Zero Cpn, 11/01/24 .. 191 115
6627207.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,583 1,530
6627396.SQ.FTS.B, Zero Cpn, 11/01/24 .. 8,593 2,407
6627640.SQ.FTS.B, Zero Cpn, 11/01/24 .. 3,246 2,176
6628804.SQ.FTS.B, Zero Cpn, 11/01/24 .. 123 111
6630070.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,252 1,203
6631659.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,893 1,315
6633298.SQ.FTS.B, Zero Cpn, 11/03/24 .. 432 318
6633896.SQ.FTS.B, Zero Cpn, 11/03/24 .. 6,947 3,024
6635230.SQ.FTS.B, Zero Cpn, 11/03/24 .. 61,854 9,296
6640359.SQ.FTS.B, Zero Cpn, 11/04/24 .. 220 204
6641603.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,337 590
6643735.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,133 2,066
6644797.SQ.FTS.B, Zero Cpn, 11/06/24 .. 3,657 1,174
Description
Principal
Amount Value
Block, Inc. (continued)
6645156.SQ.FTS.B, Zero Cpn, 11/06/24 .. $ 11,898 $ 8,996
6645579.SQ.FTS.B, Zero Cpn, 11/07/24 .. 5,478 3,032
6646196.SQ.FTS.B, Zero Cpn, 11/08/24 .. 345 221
6648200.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,585 1,319
6648768.SQ.FTS.B, Zero Cpn, 11/08/24 .. 806 764
6650053.SQ.FTS.B, Zero Cpn, 11/09/24 .. 696 508
6651239.SQ.FTS.B, Zero Cpn, 11/09/24 .. 5,241 4,245
6651430.SQ.FTS.B, Zero Cpn, 11/09/24 .. 14,598 10,840
6654358.SQ.FTS.B, Zero Cpn, 11/10/24 .. 264 263
6654689.SQ.FTS.B, Zero Cpn, 11/10/24 .. 1,981 1,528
6655118.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,053 2,014
6655481.SQ.FTS.B, Zero Cpn, 11/10/24 .. 1,421 923
6658300.SQ.FTS.B, Zero Cpn, 11/11/24 .. 4,125 3,896
6660473.SQ.FTS.B, Zero Cpn, 11/11/24 .. 11,286 10,630
6664909.SQ.FTS.B, Zero Cpn, 11/13/24 .. 263 256
6664996.SQ.FTS.B, Zero Cpn, 11/13/24 .. 106 106
6665406.SQ.FTS.B, Zero Cpn, 11/13/24 .. 1,331 663
6666031.SQ.FTS.B, Zero Cpn, 11/14/24 .. 2,751 642
6666475.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,260 793
6666594.SQ.FTS.B, Zero Cpn, 11/15/24 .. 981 660
6666734.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,484 1,410
6667033.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,156 2,410
6667225.SQ.FTS.B, Zero Cpn, 11/15/24 .. 428 180
6667810.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,693 625
6668228.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,149 988
6669028.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,413 471
6669109.SQ.FTS.B, Zero Cpn, 11/15/24 .. 394 238
6674370.SQ.FTS.B, Zero Cpn, 11/17/24 .. 12,265 4,688
6674734.SQ.FTS.B, Zero Cpn, 11/17/24 .. 5,080 4,487
6675685.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,327 2,700
6675956.SQ.FTS.B, Zero Cpn, 11/17/24 .. 130 121
6676291.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,975 1,340
6678246.SQ.FTS.B, Zero Cpn, 11/18/24 .. 526 312
6678361.SQ.FTS.B, Zero Cpn, 11/18/24 .. 106 102
6679967.SQ.FTS.B, Zero Cpn, 11/18/24 .. 61,681 23,149
6683503.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,750 1,693
6683733.SQ.FTS.B, Zero Cpn, 11/19/24 .. 9,658 9,194
6685010.SQ.FTS.B, Zero Cpn, 11/20/24 .. 2,226 1,695
6685085.SQ.FTS.B, Zero Cpn, 11/20/24 .. 402 390
6685190.SQ.FTS.B, Zero Cpn, 11/20/24 .. 8,219 2,779
6685341.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,581 1,406
6685433.SQ.FTS.B, Zero Cpn, 11/20/24 .. 3,394 2,153
6685699.SQ.FTS.B, Zero Cpn, 11/21/24 .. 324 255
6685864.SQ.FTS.B, Zero Cpn, 11/21/24 .. 219 168
6686438.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,238 1,368
6689080.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,318 1,642
6692358.SQ.FTS.B, Zero Cpn, 11/23/24 .. 2,611 1,130
6692474.SQ.FTS.B, Zero Cpn, 11/23/24 .. 7,433 2,464
6692888.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,713 1,529
6693018.SQ.FTS.B, Zero Cpn, 11/23/24 .. 5,958 2,976
6693424.SQ.FTS.B, Zero Cpn, 11/24/24 .. 40,254 22,362
6695787.SQ.FTS.B, Zero Cpn, 11/24/24 .. 5,158 4,738
6696092.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,280 637
6699676.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,055 825
6699767.SQ.FTS.B, Zero Cpn, 11/25/24 .. 911 882
6702439.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,739 678
6704162.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,851 1,729
6705796.SQ.FTS.B, Zero Cpn, 11/26/24 .. 9,630 2,803

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6706476.SQ.FTS.B, Zero Cpn, 11/26/24 .. $ 23,370 $ 22,699
6707586.SQ.FTS.B, Zero Cpn, 11/27/24 .. 2,715 2,234
6707813.SQ.FTS.B, Zero Cpn, 11/27/24 .. 271 263
6708561.SQ.FTS.B, Zero Cpn, 11/28/24 .. 754 680
6708688.SQ.FTS.B, Zero Cpn, 11/29/24 .. 7,295 4,925
6709168.SQ.FTS.B, Zero Cpn, 11/29/24 .. 33,347 8,888
6717870.SQ.FTS.B, Zero Cpn, 12/01/24 .. 9,755 9,574
6719237.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,055 1,430
6719567.SQ.FTS.B, Zero Cpn, 12/01/24 .. 24,428 23,233
6721629.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,019 2,004
6725305.SQ.FTS.B, Zero Cpn, 12/02/24 .. 9,331 8,662
6725887.SQ.FTS.B, Zero Cpn, 12/03/24 .. 212 206
6725980.SQ.FTS.B, Zero Cpn, 12/03/24 .. 535 506
6726121.SQ.FTS.B, Zero Cpn, 12/03/24 .. 620 267
6726142.SQ.FTS.B, Zero Cpn, 12/04/24 .. 346 334
6726167.SQ.FTS.B, Zero Cpn, 12/04/24 .. 378 355
6726466.SQ.FTS.B, Zero Cpn, 12/04/24 .. 376 347
6728835.SQ.FTS.B, Zero Cpn, 12/05/24 .. 13,439 13,208
6730202.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,389 4,267
6733364.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,825 2,101
6733499.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,523 2,873
6735811.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,265 2,492
6739997.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,377 930
6740277.SQ.FTS.B, Zero Cpn, 12/08/24 .. 544 531
6744525.SQ.FTS.B, Zero Cpn, 12/09/24 .. 48,006 20,922
6746302.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,614 3,123
6746628.SQ.FTS.B, Zero Cpn, 12/09/24 .. 751 698
6746943.SQ.FTS.B, Zero Cpn, 12/10/24 .. 669 228
6747167.SQ.FTS.B, Zero Cpn, 12/10/24 .. 765 754
6747235.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,203 923
6747304.SQ.FTS.B, Zero Cpn, 12/10/24 .. 4,102 3,652
6747494.SQ.FTS.B, Zero Cpn, 12/11/24 .. 342 338
6748637.SQ.FTS.B, Zero Cpn, 12/12/24 .. 651 556
6749144.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,412 2,245
6749349.SQ.FTS.B, Zero Cpn, 12/12/24 .. 835 279
6750398.SQ.FTS.B, Zero Cpn, 12/12/24 .. 256 139
6750769.SQ.FTS.B, Zero Cpn, 12/12/24 .. 6,280 6,004
6752342.SQ.FTS.B, Zero Cpn, 12/13/24 .. 71 71
6753751.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,029 922
6753977.SQ.FTS.B, Zero Cpn, 12/13/24 .. 4,421 1,546
6754071.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,796 3,659
6754538.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,474 1,184
6756576.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,264 731
6756802.SQ.FTS.B, Zero Cpn, 12/14/24 .. 461 458
6756917.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,889 3,582
6757700.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,392 1,301
6763456.SQ.FTS.B, Zero Cpn, 12/15/24 .. 7,396 3,371
6763757.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,939 1,075
6765118.SQ.FTS.B, Zero Cpn, 12/15/24 .. 4,828 4,684
6765702.SQ.FTS.B, Zero Cpn, 12/16/24 .. 4,700 4,507
6768886.SQ.FTS.B, Zero Cpn, 12/16/24 .. 1,970 1,893
6769038.SQ.FTS.B, Zero Cpn, 12/17/24 .. 1,575 1,556
6769363.SQ.FTS.B, Zero Cpn, 12/17/24 .. 2,820 2,640
6770082.SQ.FTS.B, Zero Cpn, 12/18/24 .. 651 639
6770205.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,163 572
6770233.SQ.FTS.B, Zero Cpn, 12/18/24 .. 3,237 2,912
6770614.SQ.FTS.B, Zero Cpn, 12/19/24 .. 756 600
6771044.SQ.FTS.B, Zero Cpn, 12/19/24 .. 2,859 2,077
Description
Principal
Amount Value
Block, Inc. (continued)
6771935.SQ.FTS.B, Zero Cpn, 12/20/24 .. $ 6,622 $ 3,774
6772647.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,385 1,015
6774068.SQ.FTS.B, Zero Cpn, 12/20/24 .. 104 102
6774158.SQ.FTS.B, Zero Cpn, 12/20/24 .. 20,908 7,412
6774418.SQ.FTS.B, Zero Cpn, 12/20/24 .. 685 610
6774564.SQ.FTS.B, Zero Cpn, 12/20/24 .. 37,388 20,150
6775508.SQ.FTS.B, Zero Cpn, 12/21/24 .. 191 183
6775621.SQ.FTS.B, Zero Cpn, 12/21/24 .. 153 152
6776044.SQ.FTS.B, Zero Cpn, 12/21/24 .. 405 385
6776773.SQ.FTS.B, Zero Cpn, 12/21/24 .. 57,840 10,868
6779449.SQ.FTS.B, Zero Cpn, 12/22/24 .. 10,058 8,623
6780993.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,352 1,304
6782184.SQ.FTS.B, Zero Cpn, 12/22/24 .. 3,770 3,311
6782781.SQ.FTS.B, Zero Cpn, 12/22/24 .. 380 365
6783006.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,609 2,558
6783525.SQ.FTS.B, Zero Cpn, 12/23/24 .. 396 381
6783818.SQ.FTS.B, Zero Cpn, 12/23/24 .. 3,196 2,481
6784212.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,111 1,008
6784413.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,814 1,342
6784546.SQ.FTS.B, Zero Cpn, 12/23/24 .. 701 675
6784616.SQ.FTS.B, Zero Cpn, 12/23/24 .. 13,566 1,850
6784963.SQ.FTS.B, Zero Cpn, 12/23/24 .. 901 857
6785321.SQ.FTS.B, Zero Cpn, 12/23/24 .. 325 279
6785344.SQ.FTS.B, Zero Cpn, 12/23/24 .. 875 856
6785456.SQ.FTS.B, Zero Cpn, 12/23/24 .. 677 651
6786325.SQ.FTS.B, Zero Cpn, 12/24/24 .. 468 458
6786396.SQ.FTS.B, Zero Cpn, 12/24/24 .. 6,516 4,875
6786785.SQ.FTS.B, Zero Cpn, 12/25/24 .. 2,627 2,506
6786973.SQ.FTS.B, Zero Cpn, 12/25/24 .. 216 199
6788197.SQ.FTS.B, Zero Cpn, 12/26/24 .. 554 550
6788880.SQ.FTS.B, Zero Cpn, 12/26/24 .. 460 365
6788927.SQ.FTS.B, Zero Cpn, 12/26/24 .. 7,951 7,749
6789675.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,273 1,207
6790513.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,508 1,009
6791327.SQ.FTS.B, Zero Cpn, 12/27/24 .. 931 713
6791649.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,961 2,553
6792194.SQ.FTS.B, Zero Cpn, 12/27/24 .. 209 201
6792282.SQ.FTS.B, Zero Cpn, 12/27/24 .. 980 566
6792381.SQ.FTS.B, Zero Cpn, 12/27/24 .. 924 916
6792564.SQ.FTS.B, Zero Cpn, 12/27/24 .. 30,731 13,581
6794243.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,448 2,413
6795128.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,402 1,337
6796611.SQ.FTS.B, Zero Cpn, 12/28/24 .. 4,928 3,098
6796705.SQ.FTS.B, Zero Cpn, 12/28/24 .. 886 556
6796729.SQ.FTS.B, Zero Cpn, 12/28/24 .. 923 892
6797024.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,892 1,811
6797088.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,956 1,713
6797945.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,567 2,424
6798052.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,684 1,066
6798091.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,323 1,281
6800307.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,438 614
6800352.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,368 1,285
6801281.SQ.FTS.B, Zero Cpn, 12/29/24 .. 643 301
6801908.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,571 1,543
6802509.SQ.FTS.B, Zero Cpn, 12/29/24 .. 589 555
6802644.SQ.FTS.B, Zero Cpn, 12/29/24 .. 669 542
6802838.SQ.FTS.B, Zero Cpn, 12/29/24 .. 887 815
6802903.SQ.FTS.B, Zero Cpn, 12/29/24 .. 5,854 5,397

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6803108.SQ.FTS.B, Zero Cpn, 12/29/24 .. $ 3,139 $ 2,974
6806417.SQ.FTS.B, Zero Cpn, 12/30/24 .. 8,721 8,452
6807324.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,789 1,237
6807410.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,200 1,022
6807789.SQ.FTS.B, Zero Cpn, 12/30/24 .. 2,456 290
6807877.SQ.FTS.B, Zero Cpn, 12/30/24 .. 14,065 13,241
6808725.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,359 2,175
6809289.SQ.FTS.B, Zero Cpn, 1/02/25 ... 12,073 9,797
6809663.SQ.FTS.B, Zero Cpn, 1/02/25 ... 606 601
6811299.SQ.FTS.B, Zero Cpn, 1/03/25 ... 806 465
6811597.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,150 216
6811743.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,013 557
6811790.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,778 1,304
6812155.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,586 493
6812766.SQ.FTS.B, Zero Cpn, 1/03/25 ... 318 310
6812774.SQ.FTS.B, Zero Cpn, 1/03/25 ... 4,685 4,493
6813278.SQ.FTS.B, Zero Cpn, 1/04/25 ... 244 233
6813956.SQ.FTS.B, Zero Cpn, 1/04/25 ... 666 639
6814032.SQ.FTS.B, Zero Cpn, 1/05/25 ... 673 542
6814107.SQ.FTS.B, Zero Cpn, 1/05/25 ... 3,568 3,466
6818923.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,285 1,033
6819674.SQ.FTS.B, Zero Cpn, 1/06/25 ... 2,803 2,755
6820662.SQ.FTS.B, Zero Cpn, 1/06/25 ... 6,377 3,082
6821755.SQ.FTS.B, Zero Cpn, 1/06/25 ... 249 245
6821796.SQ.FTS.B, Zero Cpn, 1/06/25 ... 4,691 4,597
6822498.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,020 287
6822538.SQ.FTS.B, Zero Cpn, 1/07/25 ... 4,065 3,830
6823837.SQ.FTS.B, Zero Cpn, 1/07/25 ... 8,236 5,646
6824339.SQ.FTS.B, Zero Cpn, 1/07/25 ... 897 828
6824434.SQ.FTS.B, Zero Cpn, 1/07/25 ... 4,505 4,094
6824604.SQ.FTS.B, Zero Cpn, 1/07/25 ... 911 613
6826594.SQ.FTS.B, Zero Cpn, 1/08/25 ... 64 62
6826997.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,175 1,094
6827377.SQ.FTS.B, Zero Cpn, 1/10/25 ... 7,294 5,940
6828390.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,967 1,926
6829019.SQ.FTS.B, Zero Cpn, 1/10/25 ... 4,623 1,969
6829166.SQ.FTS.B, Zero Cpn, 1/10/25 ... 396 381
6829704.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,713 1,682
6830215.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,936 1,887
6830306.SQ.FTS.B, Zero Cpn, 1/10/25 ... 3,348 3,048
6830462.SQ.FTS.B, Zero Cpn, 1/10/25 ... 832 155
6831530.SQ.FTS.B, Zero Cpn, 1/11/25 ... 7,677 5,525
6831833.SQ.FTS.B, Zero Cpn, 1/11/25 ... 328 306
6832199.SQ.FTS.B, Zero Cpn, 1/11/25 ... 4,010 1,804
6832295.SQ.FTS.B, Zero Cpn, 1/11/25 ... 136 130
6832320.SQ.FTS.B, Zero Cpn, 1/11/25 ... 5,547 4,833
6833213.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,329 1,123
6833270.SQ.FTS.B, Zero Cpn, 1/11/25 ... 2,995 2,797
6833495.SQ.FTS.B, Zero Cpn, 1/11/25 ... 379 342
6833876.SQ.FTS.B, Zero Cpn, 1/12/25 ... 3,115 2,978
6834530.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,911 4,769
6835094.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,029 3,662
6835888.SQ.FTS.B, Zero Cpn, 1/12/25 ... 3,808 3,728
6836010.SQ.FTS.B, Zero Cpn, 1/12/25 ... 5,038 4,127
6836244.SQ.FTS.B, Zero Cpn, 1/12/25 ... 775 727
6836420.SQ.FTS.B, Zero Cpn, 1/12/25 ... 47,006 37,003
6838979.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,801 1,728
6839211.SQ.FTS.B, Zero Cpn, 1/13/25 ... 2,663 2,384
Description
Principal
Amount Value
Block, Inc. (continued)
6839507.SQ.FTS.B, Zero Cpn, 1/13/25 ... $ 684 $ 389
6839536.SQ.FTS.B, Zero Cpn, 1/13/25 ... 3,809 3,575
6840245.SQ.FTS.B, Zero Cpn, 1/13/25 ... 7,600 4,839
6840558.SQ.FTS.B, Zero Cpn, 1/13/25 ... 5,041 4,731
6841366.SQ.FTS.B, Zero Cpn, 1/13/25 ... 4,060 3,724
6841524.SQ.FTS.B, Zero Cpn, 1/13/25 ... 488 188
6842195.SQ.FTS.B, Zero Cpn, 1/14/25 ... 349 321
6842447.SQ.FTS.B, Zero Cpn, 1/14/25 ... 5,617 4,899
6843676.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,745 4,677
6844523.SQ.FTS.B, Zero Cpn, 1/14/25 ... 3,833 3,724
6845307.SQ.FTS.B, Zero Cpn, 1/15/25 ... 1,614 1,396
6845418.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,392 1,244
6845464.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,396 1,791
6845530.SQ.FTS.B, Zero Cpn, 1/15/25 ... 956 936
6845639.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,929 2,886
6845952.SQ.FTS.B, Zero Cpn, 1/15/25 ... 4,216 4,051
6846112.SQ.FTS.B, Zero Cpn, 1/15/25 ... 1,593 1,509
6846419.SQ.FTS.B, Zero Cpn, 1/16/25 ... 3,526 3,473
6846703.SQ.FTS.B, Zero Cpn, 1/16/25 ... 742 515
6846816.SQ.FTS.B, Zero Cpn, 1/16/25 ... 8,357 7,325
6848002.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,491 1,478
6848139.SQ.FTS.B, Zero Cpn, 1/17/25 ... 6,781 6,545
6848392.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,221 2,034
6848514.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,463 1,334
6848819.SQ.FTS.B, Zero Cpn, 1/17/25 ... 809 790
6849620.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,460 1,348
6850168.SQ.FTS.B, Zero Cpn, 1/17/25 ... 4,541 3,986
6850739.SQ.FTS.B, Zero Cpn, 1/18/25 ... 9,336 9,143
6851480.SQ.FTS.B, Zero Cpn, 1/18/25 ... 752 703
6851525.SQ.FTS.B, Zero Cpn, 1/18/25 ... 394 384
6852102.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,483 1,470
6852271.SQ.FTS.B, Zero Cpn, 1/18/25 ... 8,575 8,212
6852970.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,995 3,933
6853608.SQ.FTS.B, Zero Cpn, 1/19/25 ... 3,854 3,708
6853937.SQ.FTS.B, Zero Cpn, 1/19/25 ... 12,375 9,384
6854721.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,946 2,895
6858335.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,838 957
6858955.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,998 1,959
6859133.SQ.FTS.B, Zero Cpn, 1/20/25 ... 14,388 14,117
6860515.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,714 1,686
6860701.SQ.FTS.B, Zero Cpn, 1/20/25 ... 931 901
6860790.SQ.FTS.B, Zero Cpn, 1/20/25 ... 4,246 3,184
6861047.SQ.FTS.B, Zero Cpn, 1/20/25 ... 2,297 2,084
6861105.SQ.FTS.B, Zero Cpn, 1/20/25 ... 6,839 6,225
6861352.SQ.FTS.B, Zero Cpn, 1/20/25 ... 242 232
6861397.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,252 1,222
6861516.SQ.FTS.B, Zero Cpn, 1/20/25 ... 2,500 1,436
6862190.SQ.FTS.B, Zero Cpn, 1/21/25 ... 598 483
6862302.SQ.FTS.B, Zero Cpn, 1/21/25 ... 420 366
6863090.SQ.FTS.B, Zero Cpn, 1/21/25 ... 6,775 6,523
6863964.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,322 865
6864013.SQ.FTS.B, Zero Cpn, 1/21/25 ... 3,753 3,647
6864270.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,198 1,179
6864423.SQ.FTS.B, Zero Cpn, 1/21/25 ... 9,668 7,375
6864699.SQ.FTS.B, Zero Cpn, 1/22/25 ... 519 183
6864707.SQ.FTS.B, Zero Cpn, 1/22/25 ... 346 336
6864814.SQ.FTS.B, Zero Cpn, 1/22/25 ... 954 918
6865115.SQ.FTS.B, Zero Cpn, 1/22/25 ... 671 440

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6865136.SQ.FTS.B, Zero Cpn, 1/22/25 ... $ 6,671 $ 6,518
6865584.SQ.FTS.B, Zero Cpn, 1/23/25 ... 16,723 5,437
6865790.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,368 1,304
6865878.SQ.FTS.B, Zero Cpn, 1/23/25 ... 3,698 3,605
6866845.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,401 2,372
6867082.SQ.FTS.B, Zero Cpn, 1/24/25 ... 18,244 15,521
6867693.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,462 5,104
6868623.SQ.FTS.B, Zero Cpn, 1/24/25 ... 126 124
6868793.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,518 2,459
6869170.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,506 1,153
6869352.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7 7
6869515.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,609 4,187
6870949.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,399 1,852
6871091.SQ.FTS.B, Zero Cpn, 1/25/25 ... 10,719 10,329
6871457.SQ.FTS.B, Zero Cpn, 1/25/25 ... 12,181 11,713
6871898.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,121 7,001
6872655.SQ.FTS.B, Zero Cpn, 1/26/25 ... 177 176
6873475.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,211 1,166
6873558.SQ.FTS.B, Zero Cpn, 1/26/25 ... 596 581
6873613.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,738 931
6875301.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,756 2,777
6875513.SQ.FTS.B, Zero Cpn, 1/26/25 ... 26,046 19,992
6877284.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,892 4,324
6877760.SQ.FTS.B, Zero Cpn, 1/27/25 ... 3,319 3,265
6878142.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,600 690
6878251.SQ.FTS.B, Zero Cpn, 1/27/25 ... 20,951 13,592
6880857.SQ.FTS.B, Zero Cpn, 1/28/25 ... 9,850 9,193
6881544.SQ.FTS.B, Zero Cpn, 1/28/25 ... 4,649 4,570
6884076.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,588 1,554
6884186.SQ.FTS.B, Zero Cpn, 1/29/25 ... 4,027 3,428
6884323.SQ.FTS.B, Zero Cpn, 1/29/25 ... 3,582 3,457
6884628.SQ.FTS.B, Zero Cpn, 1/29/25 ... 2,543 1,854
6884701.SQ.FTS.B, Zero Cpn, 1/29/25 ... 810 639
6884835.SQ.FTS.B, Zero Cpn, 1/30/25 ... 1,419 1,375
6884928.SQ.FTS.B, Zero Cpn, 1/30/25 ... 1,039 988
6884983.SQ.FTS.B, Zero Cpn, 1/30/25 ... 2,182 2,045
6885060.SQ.FTS.B, Zero Cpn, 1/30/25 ... 9,492 8,131
6885320.SQ.FTS.B, Zero Cpn, 1/30/25 ... 2,289 2,149
6885929.SQ.FTS.B, Zero Cpn, 1/31/25 ... 303 260
6886037.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,699 2,657
6886509.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,324 2,264
6886852.SQ.FTS.B, Zero Cpn, 1/31/25 ... 946 937
6888845.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,890 1,028
6888884.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,310 1,277
6888950.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,122 819
6888984.SQ.FTS.B, Zero Cpn, 1/31/25 ... 9,218 5,669
6889126.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,090 2,056
6889281.SQ.FTS.B, Zero Cpn, 1/31/25 ... 687 669
6890197.SQ.FTS.B, Zero Cpn, 2/01/25 ... 440 426
6890262.SQ.FTS.B, Zero Cpn, 2/01/25 ... 5,110 4,973
6890558.SQ.FTS.B, Zero Cpn, 2/01/25 ... 728 719
6891153.SQ.FTS.B, Zero Cpn, 2/01/25 ... 578 571
6891737.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,706 1,074
6892735.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,248 1,228
6892879.SQ.FTS.B, Zero Cpn, 2/02/25 ... 2,690 2,516
6893042.SQ.FTS.B, Zero Cpn, 2/02/25 ... 2,051 1,803
6893872.SQ.FTS.B, Zero Cpn, 2/02/25 ... 2,071 1,998
6893962.SQ.FTS.B, Zero Cpn, 2/02/25 ... 7,534 7,044
Description
Principal
Amount Value
Block, Inc. (continued)
6894415.SQ.FTS.B, Zero Cpn, 2/02/25 ... $ 7,235 $ 1,800
6894583.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,963 3,898
6894824.SQ.FTS.B, Zero Cpn, 2/02/25 ... 404 246
6894905.SQ.FTS.B, Zero Cpn, 2/02/25 ... 178 170
6897627.SQ.FTS.B, Zero Cpn, 2/03/25 ... 15,207 14,494
6898798.SQ.FTS.B, Zero Cpn, 2/03/25 ... 483 441
6898880.SQ.FTS.B, Zero Cpn, 2/03/25 ... 620 582
6899064.SQ.FTS.B, Zero Cpn, 2/03/25 ... 1,697 1,511
6902363.SQ.FTS.B, Zero Cpn, 2/04/25 ... 1,303 1,280
6903129.SQ.FTS.B, Zero Cpn, 2/04/25 ... 6,451 6,292
6903970.SQ.FTS.B, Zero Cpn, 2/04/25 ... 2,610 1,606
6904150.SQ.FTS.B, Zero Cpn, 2/04/25 ... 47,821 34,761
6904250.SQ.FTS.B, Zero Cpn, 2/05/25 ... 2,422 2,359
6904370.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,523 1,510
6904888.SQ.FTS.B, Zero Cpn, 2/05/25 ... 539 404
6904916.SQ.FTS.B, Zero Cpn, 2/05/25 ... 173 172
6904950.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,580 1,561
6906570.SQ.FTS.B, Zero Cpn, 2/07/25 ... 896 809
6906644.SQ.FTS.B, Zero Cpn, 2/07/25 ... 225 219
6906728.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,198 536
6906812.SQ.FTS.B, Zero Cpn, 2/07/25 ... 7,908 3,582
6908369.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,933 4,766
6908782.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,559 4,472
6909059.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,599 1,863
6909161.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,669 4,588
6910152.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,178 2,992
6910288.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,369 1,278
6910971.SQ.FTS.B, Zero Cpn, 2/08/25 ... 21,142 11,298
6911673.SQ.FTS.B, Zero Cpn, 2/08/25 ... 2,634 2,568
6911844.SQ.FTS.B, Zero Cpn, 2/08/25 ... 399 394
6911989.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,713 4,394
6912172.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,515 2,466
6912323.SQ.FTS.B, Zero Cpn, 2/09/25 ... 29,028 27,273
6913886.SQ.FTS.B, Zero Cpn, 2/09/25 ... 3,089 3,041
6914333.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,658 1,610
6914438.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,633 2,578
6914559.SQ.FTS.B, Zero Cpn, 2/09/25 ... 4,340 4,154
6916077.SQ.FTS.B, Zero Cpn, 2/10/25 ... 977 911
6916150.SQ.FTS.B, Zero Cpn, 2/10/25 ... 502 407
6917410.SQ.FTS.B, Zero Cpn, 2/10/25 ... 24,137 19,598
6918604.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,918 1,558
6918720.SQ.FTS.B, Zero Cpn, 2/10/25 ... 2,155 1,965
6918968.SQ.FTS.B, Zero Cpn, 2/11/25 ... 3,090 3,046
6919310.SQ.FTS.B, Zero Cpn, 2/11/25 ... 6,173 5,644
6919669.SQ.FTS.B, Zero Cpn, 2/11/25 ... 593 580
6919945.SQ.FTS.B, Zero Cpn, 2/11/25 ... 148 141
6919965.SQ.FTS.B, Zero Cpn, 2/11/25 ... 25,252 17,435
6920407.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,595 1,560
6920562.SQ.FTS.B, Zero Cpn, 2/12/25 ... 1,273 1,164
6920895.SQ.FTS.B, Zero Cpn, 2/12/25 ... 177 172
6920907.SQ.FTS.B, Zero Cpn, 2/12/25 ... 2,160 2,051
6921174.SQ.FTS.B, Zero Cpn, 2/13/25 ... 2,478 2,455
6921810.SQ.FTS.B, Zero Cpn, 2/14/25 ... 152 150
6921838.SQ.FTS.B, Zero Cpn, 2/14/25 ... 2,406 2,303
6922474.SQ.FTS.B, Zero Cpn, 2/14/25 ... 3,566 3,396
6922517.SQ.FTS.B, Zero Cpn, 2/14/25 ... 7,687 3,714
6922785.SQ.FTS.B, Zero Cpn, 2/14/25 ... 493 491
6922960.SQ.FTS.B, Zero Cpn, 2/14/25 ... 5,261 4,842

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6923831.SQ.FTS.B, Zero Cpn, 2/15/25 ... $ 1,021 $ 717
6923899.SQ.FTS.B, Zero Cpn, 2/15/25 ... 28,152 19,202
6928566.SQ.FTS.B, Zero Cpn, 2/16/25 ... 11,058 5,071
6933212.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,858 3,763
6933459.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,173 481
6933527.SQ.FTS.B, Zero Cpn, 2/17/25 ... 865 852
6933558.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,195 1,694
6934088.SQ.FTS.B, Zero Cpn, 2/17/25 ... 554 548
6934151.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,852 3,555
6934354.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,991 1,934
6934453.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,370 2,278
6934660.SQ.FTS.B, Zero Cpn, 2/17/25 ... 6,931 6,683
6935864.SQ.FTS.B, Zero Cpn, 2/17/25 ... 14,624 7,220
6936331.SQ.FTS.B, Zero Cpn, 2/17/25 ... 10,283 8,633
6936543.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,129 832
6936557.SQ.FTS.B, Zero Cpn, 2/17/25 ... 19,108 18,423
6936956.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,185 1,159
6937013.SQ.FTS.B, Zero Cpn, 2/18/25 ... 15,899 9,226
6937199.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,591 2,620
6937431.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,360 2,990
6937568.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,452 1,409
6937656.SQ.FTS.B, Zero Cpn, 2/18/25 ... 442 433
6937698.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,500 1,422
6937751.SQ.FTS.B, Zero Cpn, 2/18/25 ... 980 915
6938956.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,761 2,295
6939128.SQ.FTS.B, Zero Cpn, 2/18/25 ... 20,503 12,544
6939835.SQ.FTS.B, Zero Cpn, 2/18/25 ... 7,996 7,841
6940298.SQ.FTS.B, Zero Cpn, 2/18/25 ... 7,263 6,622
6940677.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,008 1,961
6941020.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,240 1,227
6941121.SQ.FTS.B, Zero Cpn, 2/19/25 ... 21 21
6941187.SQ.FTS.B, Zero Cpn, 2/19/25 ... 409 399
6941601.SQ.FTS.B, Zero Cpn, 2/19/25 ... 939 863
6942273.SQ.FTS.B, Zero Cpn, 2/20/25 ... 6,819 6,605
6942921.SQ.FTS.B, Zero Cpn, 2/21/25 ... 14,537 11,865
6943698.SQ.FTS.B, Zero Cpn, 2/21/25 ... 717 702
6943747.SQ.FTS.B, Zero Cpn, 2/21/25 ... 15,422 7,331
6944112.SQ.FTS.B, Zero Cpn, 2/21/25 ... 7,643 4,832
6944346.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,105 129
6944702.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,705 2,666
6945334.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,259 1,234
6945502.SQ.FTS.B, Zero Cpn, 2/21/25 ... 170 169
6945544.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,495 2,325
6945708.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,848 1,627
6945775.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,014 1,953
6946194.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,795 5,686
6946425.SQ.FTS.B, Zero Cpn, 2/21/25 ... 215 214
6946824.SQ.FTS.B, Zero Cpn, 2/22/25 ... 902 825
6947294.SQ.FTS.B, Zero Cpn, 2/22/25 ... 750 475
6947569.SQ.FTS.B, Zero Cpn, 2/22/25 ... 7,688 6,511
6947893.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,216 1,994
6948228.SQ.FTS.B, Zero Cpn, 2/22/25 ... 1,151 1,040
6948274.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,202 2,091
6948357.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,030 1,983
6948731.SQ.FTS.B, Zero Cpn, 2/22/25 ... 182 180
6949409.SQ.FTS.B, Zero Cpn, 2/22/25 ... 699 334
6949847.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,054 3,021
6950014.SQ.FTS.B, Zero Cpn, 2/23/25 ... 6,301 5,691
Description
Principal
Amount Value
Block, Inc. (continued)
6950215.SQ.FTS.B, Zero Cpn, 2/23/25 ... $ 8,252 $ 8,157
6951159.SQ.FTS.B, Zero Cpn, 2/23/25 ... 5,681 1,932
6951254.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,441 2,322
6951488.SQ.FTS.B, Zero Cpn, 2/23/25 ... 887 764
6951521.SQ.FTS.B, Zero Cpn, 2/23/25 ... 540 532
6951641.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,168 4,093
6951770.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,439 1,394
6951821.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,980 1,958
6951912.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,597 4,528
6952319.SQ.FTS.B, Zero Cpn, 2/23/25 ... 425 421
6952910.SQ.FTS.B, Zero Cpn, 2/23/25 ... 444 246
6952926.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,355 2,424
6952992.SQ.FTS.B, Zero Cpn, 2/23/25 ... 5,809 5,395
6955062.SQ.FTS.B, Zero Cpn, 2/24/25 ... 289 288
6955315.SQ.FTS.B, Zero Cpn, 2/24/25 ... 13,586 10,684
6956614.SQ.FTS.B, Zero Cpn, 2/24/25 ... 51,645 32,547
6958455.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,064 4,969
6959107.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,806 3,804
6959616.SQ.FTS.B, Zero Cpn, 2/25/25 ... 834 807
6959785.SQ.FTS.B, Zero Cpn, 2/25/25 ... 19,442 14,505
6960283.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,861 1,809
6960337.SQ.FTS.B, Zero Cpn, 2/25/25 ... 3,724 2,723
6961097.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,906 1,266
6961801.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,107 2,038
6961943.SQ.FTS.B, Zero Cpn, 2/25/25 ... 7,409 5,954
6962356.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,033 1,001
6962417.SQ.FTS.B, Zero Cpn, 2/26/25 ... 3,969 3,894
6962505.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,420 1,058
6962536.SQ.FTS.B, Zero Cpn, 2/26/25 ... 733 720
6962643.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,000 989
6962747.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,434 1,324
6963176.SQ.FTS.B, Zero Cpn, 2/27/25 ... 839 803
6963222.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,563 445
6963284.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,797 2,730
6963462.SQ.FTS.B, Zero Cpn, 2/27/25 ... 10,922 10,412
6964271.SQ.FTS.B, Zero Cpn, 2/28/25 ... 243 240
6964345.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,010 1,985
6965609.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,992 1,840
6965758.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,104 2,068
6966312.SQ.FTS.B, Zero Cpn, 2/28/25 ... 15,671 15,360
6967045.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,977 1,980
6967101.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,817 6,147
6967238.SQ.FTS.B, Zero Cpn, 2/28/25 ... 411 405
6967263.SQ.FTS.B, Zero Cpn , 2/28/25 ... 870 756
6967280.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,304 3,210
6967472.SQ.FTS.B, Zero Cpn, 2/28/25 ... 16,292 8,077
6967559.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,388 4,261
6967858.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,190 2,476
6968019.SQ.FTS.B, Zero Cpn, 2/28/25 ... 17,455 14,578
6968588.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,236 3,303
6969008.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,143 4,016
6969820.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,531 4,395
6970003.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,136 4,277
6970418.SQ.FTS.B, Zero Cpn, 2/28/25 ... 982 930
6970498.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,645 1,215
6971293.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,571 4,440
6971491.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,498 1,469
6971634.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,694 1,167

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6971869.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 977 $ 884
6972449.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,063 3,010
6972568.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,666 2,435
6972677.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,490 852
6972693.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,160 9,057
6973798.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,166 5,088
6974153.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,080 6,415
6978300.SQ.FTS.B, Zero Cpn, 2/28/25 ... 21,968 16,780
6978986.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,352 2,305
6979136.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,523 2,178
6980267.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,109 2,069
6980832.SQ.FTS.B, Zero Cpn, 2/28/25 ... 25,378 21,629
6981583.SQ.FTS.B, Zero Cpn, 3/01/25 ... 4,331 4,221
6982235.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,411 3,321
6982550.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,731 3,666
6982939.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,751 1,717
6983073.SQ.FTS.B, Zero Cpn, 3/01/25 ... 4,858 3,916
6983423.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,775 2,736
6983553.SQ.FTS.B, Zero Cpn, 3/01/25 ... 6,720 6,116
6983763.SQ.FTS.B, Zero Cpn, 3/01/25 ... 33,920 25,382
6984837.SQ.FTS.B, Zero Cpn, 3/02/25 ... 2,601 2,221
6985030.SQ.FTS.B, Zero Cpn, 3/02/25 ... 4,984 4,760
6985361.SQ.FTS.B, Zero Cpn, 3/02/25 ... 7,611 7,045
6985572.SQ.FTS.B, Zero Cpn, 3/03/25 ... 2,743 2,620
6985856.SQ.FTS.B, Zero Cpn, 3/03/25 ... 6,570 5,297
6985990.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,117 1,093
6986082.SQ.FTS.B, Zero Cpn, 3/03/25 ... 13,094 12,471
6986458.SQ.FTS.B, Zero Cpn, 3/04/25 ... 602 449
6986554.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,991 2,477
6986599.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,587 1,408
6986724.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,469 1,395
6986764.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,416 2,358
6986852.SQ.FTS.B, Zero Cpn, 3/04/25 ... 312 303
6986941.SQ.FTS.B, Zero Cpn, 3/04/25 ... 7,516 7,088
6987103.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,840 1,736
6987199.SQ.FTS.B, Zero Cpn, 3/04/25 ... 572 447
6987258.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,351 623
6988180.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,330 1,250
6988244.SQ.FTS.B, Zero Cpn, 3/05/25 ... 634 596
6988728.SQ.FTS.B, Zero Cpn, 3/05/25 ... 942 388
6988757.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,019 1,988
6988899.SQ.FTS.B, Zero Cpn, 3/05/25 ... 6,322 5,246
6989677.SQ.FTS.B, Zero Cpn, 3/05/25 ... 20,163 19,679
6990092.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,232 1,219
6990423.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,051 1,610
6991531.SQ.FTS.B, Zero Cpn, 3/06/25 ... 7,683 7,530
6993229.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,662 1,493
6993319.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,646 1,226
6993384.SQ.FTS.B, Zero Cpn, 3/06/25 ... 14,205 13,211
6995636.SQ.FTS.B, Zero Cpn, 3/07/25 ... 599 391
6995688.SQ.FTS.B, Zero Cpn, 3/07/25 ... 852 744
6995736.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,407 1,180
6995930.SQ.FTS.B, Zero Cpn, 3/07/25 ... 25,284 24,178
6997213.SQ.FTS.B, Zero Cpn, 3/07/25 ... 3,331 3,150
6997399.SQ.FTS.B, Zero Cpn, 3/07/25 ... 2,356 2,286
6997622.SQ.FTS.B, Zero Cpn, 3/07/25 ... 822 804
6997706.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,217 1,205
6997746.SQ.FTS.B, Zero Cpn, 3/07/25 ... 757 724
Description
Principal
Amount Value
Block, Inc. (continued)
6997762.SQ.FTS.B, Zero Cpn, 3/07/25 ... $ 650 $ 577
6997773.SQ.FTS.B, Zero Cpn, 3/07/25 ... 3,257 3,179
6997907.SQ.FTS.B, Zero Cpn, 3/07/25 ... 437 429
6998035.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,790 1,630
6998100.SQ.FTS.B, Zero Cpn, 3/07/25 ... 16,710 16,433
6999846.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,829 2,581
7000026.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,676 1,966
7000186.SQ.FTS.B, Zero Cpn, 3/08/25 ... 5,115 4,532
7000376.SQ.FTS.B, Zero Cpn, 3/08/25 ... 362 352
7000421.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,649 2,219
7000558.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,674 1,594
7000646.SQ.FTS.B, Zero Cpn, 3/08/25 ... 3,303 3,160
7001359.SQ.FTS.B, Zero Cpn, 3/08/25 ... 7,841 7,265
7001661.SQ.FTS.B, Zero Cpn, 3/08/25 ... 25,431 24,937
7002319.SQ.FTS.B, Zero Cpn, 3/09/25 ... 1,311 1,288
7002372.SQ.FTS.B, Zero Cpn, 3/09/25 ... 1,978 1,841
7002435.SQ.FTS.B, Zero Cpn, 3/09/25 ... 7,584 7,491
7002817.SQ.FTS.B, Zero Cpn, 3/09/25 ... 16,629 15,917
7003292.SQ.FTS.B, Zero Cpn, 3/10/25 ... 12,154 5,150
7003460.SQ.FTS.B, Zero Cpn, 3/10/25 ... 3,791 3,743
7003650.SQ.FTS.B, Zero Cpn, 3/10/25 ... 2,995 1,702
7003681.SQ.FTS.B, Zero Cpn, 3/10/25 ... 19,478 17,868
7005441.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,285 1,232
7005879.SQ.FTS.B, Zero Cpn, 3/11/25 ... 13,242 13,014
7006362.SQ.FTS.B, Zero Cpn, 3/11/25 ... 464 442
7006394.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,139 2,029
7006470.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,360 3,982
7006650.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,232 1,195
7006719.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,795 4,678
7006908.SQ.FTS.B, Zero Cpn, 3/11/25 ... 851 722
7006924.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,396 1,291
7006969.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,428 3,346
7007470.SQ.FTS.B, Zero Cpn, 3/12/25 ... 6,280 6,126
7007777.SQ.FTS.B, Zero Cpn, 3/12/25 ... 9,521 8,885
7008407.SQ.FTS.B, Zero Cpn, 3/12/25 ... 7,884 7,693
7008894.SQ.FTS.B, Zero Cpn, 3/12/25 ... 29,533 27,065
7009641.SQ.FTS.B, Zero Cpn, 3/12/25 ... 12,183 4,323
7009787.SQ.FTS.B, Zero Cpn, 3/12/25 ... 7,296 6,862
7010276.SQ.FTS.B, Zero Cpn, 3/12/25 ... 11,842 10,932
7010697.SQ.FTS.B, Zero Cpn, 3/12/25 ... 797 778
7010834.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,137 1,805
7010912.SQ.FTS.B, Zero Cpn, 3/13/25 ... 520 440
7010939.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,186 1,173
7011243.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,831 3,722
7011593.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,653 2,217
7012852.SQ.FTS.B, Zero Cpn, 3/13/25 ... 635 614
7013038.SQ.FTS.B, Zero Cpn, 3/13/25 ... 92 90
7013065.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,360 338
7013097.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,794 4,600
7013332.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,346 2,518
7013579.SQ.FTS.B, Zero Cpn, 3/13/25 ... 29,934 28,857
7016321.SQ.FTS.B, Zero Cpn, 3/14/25 ... 56,319 37,718
7020336.SQ.FTS.B, Zero Cpn, 3/15/25 ... 542 529
7020509.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,744 1,701
7020618.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,437 1,283
7020694.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,017 1,983
7020839.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,220 1,985
7020990.SQ.FTS.B, Zero Cpn, 3/15/25 ... 9,252 5,336

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7021464.SQ.FTS.B, Zero Cpn, 3/15/25 ... $ 959 $ 727
7021519.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,002 2,922
7021682.SQ.FTS.B, Zero Cpn, 3/15/25 ... 40,962 35,617
7023051.SQ.FTS.B, Zero Cpn, 3/15/25 ... 28,420 27,210
7024547.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,594 2,502
7024614.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,239 5,173
7024857.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,865 1,302
7024910.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,911 2,878
7025095.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,605 1,593
7025579.SQ.FTS.B, Zero Cpn, 3/17/25 ... 3,264 3,124
7025720.SQ.FTS.B, Zero Cpn, 3/17/25 ... 9,139 5,852
7025889.SQ.FTS.B, Zero Cpn, 3/17/25 ... 283 269
7026736.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,033 1,002
7026841.SQ.FTS.B, Zero Cpn, 3/18/25 ... 826 815
7027040.SQ.FTS.B, Zero Cpn, 3/18/25 ... 619 606
7027121.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,995 1,486
7027203.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,049 2,975
7027365.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,117 2,061
7027501.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,846 1,195
7027579.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,307 2,247
7027836.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,333 2,892
7028051.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,423 2,301
7028878.SQ.FTS.B, Zero Cpn, 3/18/25 ... 374 270
7029092.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,381 1,324
7030045.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,660 1,593
7030123.SQ.FTS.B, Zero Cpn, 3/18/25 ... 31,808 29,377
7030470.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,341 1,291
7030572.SQ.FTS.B, Zero Cpn, 3/19/25 ... 18,634 18,255
7032731.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,150 1,126
7032794.SQ.FTS.B, Zero Cpn, 3/19/25 ... 7,321 6,004
7033299.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,148 1,117
7033343.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,170 1,085
7033375.SQ.FTS.B, Zero Cpn, 3/19/25 ... 9,492 7,456
7033691.SQ.FTS.B, Zero Cpn, 3/19/25 ... 8,196 7,989
7034178.SQ.FTS.B, Zero Cpn, 3/20/25 ... 18,800 18,035
7035330.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,396 1,359
7035743.SQ.FTS.B, Zero Cpn, 3/20/25 ... 459 440
7035906.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,833 2,354
7036032.SQ.FTS.B, Zero Cpn, 3/20/25 ... 651 633
7036081.SQ.FTS.B, Zero Cpn, 3/20/25 ... 4,346 4,294
7036717.SQ.FTS.B, Zero Cpn, 3/20/25 ... 7,353 6,969
7036941.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,000 1,919
7037923.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,198 2,244
7037990.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,174 3,064
7039954.SQ.FTS.B, Zero Cpn, 3/21/25 ... 556 510
7039991.SQ.FTS.B, Zero Cpn, 3/21/25 ... 53 51
7040006.SQ.FTS.B, Zero Cpn, 3/21/25 ... 758 745
7040103.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,305 3,199
7040398.SQ.FTS.B, Zero Cpn, 3/21/25 ... 6,881 6,774
7041104.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,104 2,062
7041281.SQ.FTS.B, Zero Cpn, 3/21/25 ... 7,863 7,641
7041655.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,992 1,939
7041800.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,385 2,931
7041995.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,753 1,712
7042355.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,866 1,059
7042399.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,302 4,233
7042606.SQ.FTS.B, Zero Cpn, 3/21/25 ... 20,858 12,081
7043072.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,295 4,195
Description
Principal
Amount Value
Block, Inc. (continued)
7043366.SQ.FTS.B, Zero Cpn, 3/21/25 ... $ 6,731 $ 6,010
7043570.SQ.FTS.B, Zero Cpn, 3/21/25 ... 27,825 25,747
7044059.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,921 1,590
7044164.SQ.FTS.B, Zero Cpn, 3/22/25 ... 3,371 3,300
7045027.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,238 4,127
7045336.SQ.FTS.B, Zero Cpn, 3/22/25 ... 24,461 21,969
7046710.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,274 1,057
7046749.SQ.FTS.B, Zero Cpn, 3/22/25 ... 10,088 9,052
7047133.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,426 3,344
7047230.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,796 2,698
7047537.SQ.FTS.B, Zero Cpn, 3/23/25 ... 56 55
7047741.SQ.FTS.B, Zero Cpn, 3/23/25 ... 5,643 5,549
7048345.SQ.FTS.B, Zero Cpn, 3/24/25 ... 3,868 3,709
7048439.SQ.FTS.B, Zero Cpn, 3/24/25 ... 1,938 1,864
7048479.SQ.FTS.B, Zero Cpn, 3/24/25 ... 6,781 6,576
7049723.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,586 4,474
7049913.SQ.FTS.B, Zero Cpn, 3/25/25 ... 558 542
7049971.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,843 3,570
7050225.SQ.FTS.B, Zero Cpn, 3/25/25 ... 9,024 4,625
7050403.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,668 4,511
7050843.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,626 3,520
7050945.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,211 4,979
7051031.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,782 7,683
7051594.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,307 1,274
7051629.SQ.FTS.B, Zero Cpn, 3/25/25 ... 891 875
7051723.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,958 2,830
7051798.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,414 1,400
7051888.SQ.FTS.B, Zero Cpn, 3/25/25 ... 31,694 30,461
7052627.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,455 3,336
7052708.SQ.FTS.B, Zero Cpn, 3/26/25 ... 4,382 3,860
7053059.SQ.FTS.B, Zero Cpn, 3/26/25 ... 3,907 3,769
7053270.SQ.FTS.B, Zero Cpn, 3/26/25 ... 295 288
7053546.SQ.FTS.B, Zero Cpn, 3/26/25 ... 2,451 2,423
7053870.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,867 1,235
7053912.SQ.FTS.B, Zero Cpn, 3/26/25 ... 4,937 4,731
7054471.SQ.FTS.B, Zero Cpn, 3/26/25 ... 3,260 1,896
7054556.SQ.FTS.B, Zero Cpn, 3/26/25 ... 3,565 3,520
7056324.SQ.FTS.B, Zero Cpn, 3/27/25 ... 988 944
7056403.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,218 2,155
7057115.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,680 10,174
7057737.SQ.FTS.B, Zero Cpn, 3/27/25 ... 107 106
7057770.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,648 10,198
7058690.SQ.FTS.B, Zero Cpn, 3/27/25 ... 249 247
7058716.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,239 1,546
7061299.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,429 1,369
7061389.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,192 1,933
7061463.SQ.FTS.B, Zero Cpn, 3/28/25 ... 15,030 10,557
7062067.SQ.FTS.B, Zero Cpn, 3/28/25 ... 886 744
7062192.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,924 3,746
7063395.SQ.FTS.B, Zero Cpn , 3/28/25 ... 2,633 2,558
7063450.SQ.FTS.B, Zero Cpn, 3/28/25 ... 60,646 53,412
7065028.SQ.FTS.B, Zero Cpn, 3/29/25 ... 19,836 18,216
7066289.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,826 1,737
7066437.SQ.FTS.B, Zero Cpn, 3/29/25 ... 274 271
7066539.SQ.FTS.B, Zero Cpn, 3/29/25 ... 18,128 15,905
7067466.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,644 1,095
7067563.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,685 2,542
7068145.SQ.FTS.B, Zero Cpn, 3/30/25 ... 4,568 4,295

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7068252.SQ.FTS.B, Zero Cpn, 3/30/25 ... $ 784 $ 764
7068279.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,448 3,059
7068348.SQ.FTS.B, Zero Cpn, 3/30/25 ... 2,972 2,905
7068539.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,517 1,496
7068632.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,650 1,610
7068880.SQ.FTS.B, Zero Cpn, 3/30/25 ... 156 154
7068893.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,071 1,024
7068948.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,847 1,860
7069134.SQ.FTS.B, Zero Cpn, 4/01/25 ... 1,663 1,613
7069182.SQ.FTS.B, Zero Cpn, 4/01/25 ... 11,270 10,978
7069489.SQ.FTS.B, Zero Cpn, 4/01/25 ... 744 729
7069579.SQ.FTS.B, Zero Cpn, 4/01/25 ... 7,531 5,371
7069743.SQ.FTS.B, Zero Cpn, 4/01/25 ... 4,202 4,032
7070120.SQ.FTS.B, Zero Cpn, 4/02/25 ... 15,301 14,690
7071377.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,974 3,907
7071556.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,931 7,780
7071936.SQ.FTS.B, Zero Cpn, 4/02/25 ... 4,370 4,302
7072244.SQ.FTS.B, Zero Cpn, 4/02/25 ... 4,196 3,966
7072516.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,417 6,947
7072751.SQ.FTS.B, Zero Cpn, 4/02/25 ... 8,037 7,912
7073426.SQ.FTS.B, Zero Cpn, 4/02/25 ... 18,189 12,446
7074066.SQ.FTS.B, Zero Cpn, 4/03/25 ... 11,357 10,698
7074413.SQ.FTS.B, Zero Cpn, 4/03/25 ... 11,337 11,166
7076084.SQ.FTS.B, Zero Cpn, 4/03/25 ... 18,910 18,322
7077204.SQ.FTS.B, Zero Cpn, 4/03/25 ... 147 145
7077217.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,795 3,724
7077341.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,379 820
7077415.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,050 1,018
7077467.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,604 1,565
7077535.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,033 351
7077567.SQ.FTS.B, Zero Cpn, 4/03/25 ... 10,236 6,169
7077718.SQ.FTS.B, Zero Cpn, 4/03/25 ... 525 355
7077722.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,372 3,894
7077920.SQ.FTS.B, Zero Cpn, 4/04/25 ... 12,801 12,554
7078667.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,260 1,223
7079472.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,315 2,058
7079531.SQ.FTS.B, Zero Cpn, 4/04/25 ... 11,442 11,179
7080187.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,169 1,144
7080219.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,581 949
7084958.SQ.FTS.B, Zero Cpn, 4/05/25 ... 423 418
7085179.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,271 1,206
7085369.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,111 1,864
7085488.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,306 4,260
7086293.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,305 3,322
7086453.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,343 1,320
7086533.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,319 6,247
7086912.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,006 968
7087008.SQ.FTS.B, Zero Cpn, 4/05/25 ... 790 778
7087092.SQ.FTS.B, Zero Cpn, 4/05/25 ... 16,131 15,714
7087684.SQ.FTS.B, Zero Cpn, 4/05/25 ... 4,020 3,575
7087923.SQ.FTS.B, Zero Cpn, 4/05/25 ... 9,129 8,810
7088298.SQ.FTS.B, Zero Cpn, 4/05/25 ... 296 277
7088429.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,624 2,565
7088513.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,019 3,393
7088740.SQ.FTS.B, Zero Cpn, 4/05/25 ... 13,092 12,594
7088949.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,412 5,263
7089296.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,274 2,224
7089469.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,443 1,409
Description
Principal
Amount Value
Block, Inc. (continued)
7089567.SQ.FTS.B, Zero Cpn, 4/06/25 ... $ 839 $ 803
7089636.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,331 933
7089913.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,925 5,550
7091114.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,662 3,498
7091199.SQ.FTS.B, Zero Cpn, 4/06/25 ... 11,965 11,850
7091848.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,720 2,197
7091928.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,293 1,208
7091971.SQ.FTS.B, Zero Cpn, 4/06/25 ... 17,548 17,142
7092354.SQ.FTS.B, Zero Cpn, 4/07/25 ... 2,724 2,693
7092629.SQ.FTS.B, Zero Cpn, 4/07/25 ... 4,538 4,365
7092886.SQ.FTS.B, Zero Cpn, 4/07/25 ... 208 205
7092922.SQ.FTS.B, Zero Cpn, 4/07/25 ... 683 674
7092966.SQ.FTS.B, Zero Cpn, 4/07/25 ... 1,446 1,383
7093179.SQ.FTS.B, Zero Cpn, 4/07/25 ... 1,005 990
7093289.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,463 1,408
7093388.SQ.FTS.B, Zero Cpn, 4/08/25 ... 2,109 2,065
7093547.SQ.FTS.B, Zero Cpn, 4/08/25 ... 280 272
7093574.SQ.FTS.B, Zero Cpn, 4/08/25 ... 4,743 4,439
7093891.SQ.FTS.B, Zero Cpn, 4/08/25 ... 200 191
7093914.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,595 1,495
7094035.SQ.FTS.B, Zero Cpn, 4/09/25 ... 3,704 3,003
7094299.SQ.FTS.B, Zero Cpn, 4/09/25 ... 262 261
7094377.SQ.FTS.B, Zero Cpn, 4/09/25 ... 5,813 5,580
7094803.SQ.FTS.B, Zero Cpn, 4/09/25 ... 4,620 4,111
7094917.SQ.FTS.B, Zero Cpn, 4/09/25 ... 2,441 1,445
7095400.SQ.FTS.B, Zero Cpn, 4/09/25 ... 4,936 4,852
7095928.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,108 2,055
7096246.SQ.FTS.B, Zero Cpn, 4/10/25 ... 504 382
7096289.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,311 2,264
7096498.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,688 1,633
7096855.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,236 1,172
7096934.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,341 2,160
7097064.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,028 1,002
7097160.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,437 1,934
7097395.SQ.FTS.B, Zero Cpn, 4/10/25 ... 24,669 17,890
7098152.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,207 1,214
7098222.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,053 1,027
7098332.SQ.FTS.B, Zero Cpn, 4/10/25 ... 535 528
7098415.SQ.FTS.B, Zero Cpn, 4/10/25 ... 6,070 5,966
7098877.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,021 2,936
7099046.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,688 1,647
7099099.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,019 716
7099170.SQ.FTS.B, Zero Cpn, 4/11/25 ... 18,588 18,376
7100329.SQ.FTS.B, Zero Cpn, 4/11/25 ... 8,290 8,177
7101484.SQ.FTS.B, Zero Cpn, 4/11/25 ... 23,371 22,918
7102272.SQ.FTS.B, Zero Cpn, 4/11/25 ... 11,709 11,554
7105122.SQ.FTS.B, Zero Cpn, 4/12/25 ... 15,553 14,521
7105597.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,584 3,365
7105877.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,222 783
7105919.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,285 1,225
7106100.SQ.FTS.B, Zero Cpn, 4/12/25 ... 11,017 10,577
7106563.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,599 2,097
7106709.SQ.FTS.B, Zero Cpn, 4/12/25 ... 8,576 7,304
7106887.SQ.FTS.B, Zero Cpn, 4/12/25 ... 14,205 10,633
7107293.SQ.FTS.B, Zero Cpn, 4/12/25 ... 574 554
7107425.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,881 1,843
7107483.SQ.FTS.B, Zero Cpn, 4/12/25 ... 40,399 32,085
7108113.SQ.FTS.B, Zero Cpn, 4/12/25 ... 8,687 6,064

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7108231.SQ.FTS.B, Zero Cpn, 4/12/25 ... $ 2,409 $ 1,655
7108337.SQ.FTS.B, Zero Cpn, 4/12/25 ... 9,969 8,019
7108591.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,161 3,032
7108788.SQ.FTS.B, Zero Cpn, 4/13/25 ... 21,701 20,952
7110206.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,148 4,117
7111109.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,646 1,631
7111548.SQ.FTS.B, Zero Cpn, 4/13/25 ... 3,151 3,071
7111810.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,012 3,842
7112071.SQ.FTS.B, Zero Cpn, 4/14/25 ... 11,983 11,686
7112521.SQ.FTS.B, Zero Cpn, 4/14/25 ... 5,187 5,092
7112782.SQ.FTS.B, Zero Cpn, 4/14/25 ... 6,054 5,911
7113005.SQ.FTS.B, Zero Cpn, 4/15/25 ... 6,711 2,601
7113153.SQ.FTS.B, Zero Cpn, 4/15/25 ... 5,306 5,094
7113491.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,770 1,730
7113653.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,324 1,249
7113733.SQ.FTS.B, Zero Cpn, 4/15/25 ... 252 244
7113747.SQ.FTS.B, Zero Cpn, 4/15/25 ... 7,056 6,204
7114211.SQ.FTS.B, Zero Cpn, 4/16/25 ... 10,122 10,005
7115476.SQ.FTS.B, Zero Cpn, 4/16/25 ... 6,351 2,351
7115927.SQ.FTS.B, Zero Cpn, 4/16/25 ... 5,431 5,322
7116188.SQ.FTS.B, Zero Cpn, 4/16/25 ... 11,903 11,638
7116663.SQ.FTS.B, Zero Cpn, 4/16/25 ... 333 293
7116821.SQ.FTS.B, Zero Cpn, 4/16/25 ... 28,095 20,816
7117411.SQ.FTS.B, Zero Cpn, 4/16/25 ... 6,848 6,363
7117915.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,840 4,640
7118135.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,686 5,562
7118591.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,962 1,914
7118685.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,768 2,407
7119141.SQ.FTS.B, Zero Cpn, 4/17/25 ... 399 391
7119216.SQ.FTS.B, Zero Cpn, 4/17/25 ... 13,167 12,775
7119518.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,276 1,187
7119571.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,325 1,301
7119623.SQ.FTS.B, Zero Cpn, 4/17/25 ... 8,721 8,546
7119834.SQ.FTS.B, Zero Cpn, 4/17/25 ... 30,777 28,905
7120797.SQ.FTS.B, Zero Cpn, 4/17/25 ... 20,220 7,909
7121142.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,428 1,161
7121176.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,226 4,929
7121365.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,296 2,077
7121532.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,283 790
7121704.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,814 3,792
7122864.SQ.FTS.B, Zero Cpn, 4/18/25 ... 586 448
7122870.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,186 5,107
7123188.SQ.FTS.B, Zero Cpn, 4/18/25 ... 423 317
7123197.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,214 1,196
7123225.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,035 993
7123254.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,192 1,821
7123629.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,647 938
7124145.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,538 1,417
7124189.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,917 3,778
7124348.SQ.FTS.B, Zero Cpn, 4/18/25 ... 4,017 3,958
7124948.SQ.FTS.B, Zero Cpn, 4/18/25 ... 4,356 2,270
7125103.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,822 2,435
7125155.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,532 5,369
7125417.SQ.FTS.B, Zero Cpn, 4/18/25 ... 467 464
7125536.SQ.FTS.B, Zero Cpn, 4/18/25 ... 10,222 10,001
7128415.SQ.FTS.B, Zero Cpn, 4/19/25 ... 12,558 11,237
7130577.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,814 4,662
7131670.SQ.FTS.B, Zero Cpn, 4/19/25 ... 543 533
Description
Principal
Amount Value
Block, Inc. (continued)
7131773.SQ.FTS.B, Zero Cpn, 4/19/25 ... $ 3,700 $ 3,552
7131984.SQ.FTS.B, Zero Cpn, 4/19/25 ... 974 850
7132423.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,128 1,114
7133291.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,167 4,047
7133554.SQ.FTS.B, Zero Cpn, 4/19/25 ... 12,421 11,762
7134624.SQ.FTS.B, Zero Cpn, 4/19/25 ... 642 619
7134648.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,473 2,372
7134683.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,675 937
7134941.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,000 4,785
7135060.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,009 1,525
7135084.SQ.FTS.B, Zero Cpn, 4/19/25 ... 22,240 20,910
7135567.SQ.FTS.B, Zero Cpn, 4/19/25 ... 6,968 6,741
7136132.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,814 3,645
7136331.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,110 2,056
7136418.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,331 6,129
7136960.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,766 1,746
7137101.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,301 1,274
7138762.SQ.FTS.B, Zero Cpn, 4/20/25 ... 42,449 41,651
7142737.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,495 1,468
7142854.SQ.FTS.B, Zero Cpn, 4/22/25 ... 2,013 1,952
7143037.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,764 1,524
7143084.SQ.FTS.B, Zero Cpn, 4/22/25 ... 5,077 4,969
7143733.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,010 1,538
7144914.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,732 3,339
7145207.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,892 3,822
7145762.SQ.FTS.B, Zero Cpn, 4/23/25 ... 8,917 8,690
7146074.SQ.FTS.B, Zero Cpn, 4/23/25 ... 10,360 10,048
7146434.SQ.FTS.B, Zero Cpn, 4/23/25 ... 9,972 7,031
7146587.SQ.FTS.B, Zero Cpn, 4/23/25 ... 7,685 5,622
7147009.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,590 1,552
7147083.SQ.FTS.B, Zero Cpn, 4/23/25 ... 6,861 5,695
7147377.SQ.FTS.B, Zero Cpn, 4/23/25 ... 7,134 5,507
7147695.SQ.FTS.B, Zero Cpn, 4/23/25 ... 831 780
7147738.SQ.FTS.B, Zero Cpn, 4/24/25 ... 7,486 5,721
7147920.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,432 1,384
7147954.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,728 4,524
7148038.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,070 1,035
7148458.SQ.FTS.B, Zero Cpn, 4/24/25 ... 366 362
7149361.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,605 2,526
7149676.SQ.FTS.B, Zero Cpn, 4/24/25 ... 15,860 15,437
7150120.SQ.FTS.B, Zero Cpn, 4/24/25 ... 51,832 47,901
7151392.SQ.FTS.B, Zero Cpn, 4/24/25 ... 760 632
7151435.SQ.FTS.B, Zero Cpn, 4/24/25 ... 782 293
7151519.SQ.FTS.B, Zero Cpn, 4/25/25 ... 7,613 3,573
7151674.SQ.FTS.B, Zero Cpn, 4/25/25 ... 531 518
7151965.SQ.FTS.B, Zero Cpn, 4/25/25 ... 5,711 4,788
7152642.SQ.FTS.B, Zero Cpn, 4/25/25 ... 7,013 6,706
7152852.SQ.FTS.B, Zero Cpn, 4/25/25 ... 12,829 12,411
7153215.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,459 1,446
7153412.SQ.FTS.B, Zero Cpn, 4/25/25 ... 37,599 34,857
7154334.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,078 2,989
7154428.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,310 1,512
7154556.SQ.FTS.B, Zero Cpn, 4/25/25 ... 968 803
7154574.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,798 1,748
7154700.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,951 3,729
7156753.SQ.FTS.B, Zero Cpn, 4/26/25 ... 4,816 4,253
7157005.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,006 990
7157045.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,655 5,726

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7157319.SQ.FTS.B, Zero Cpn, 4/26/25 ... $ 3,716 $ 3,629
7157474.SQ.FTS.B, Zero Cpn, 4/26/25 ... 9,025 8,820
7157857.SQ.FTS.B, Zero Cpn, 4/26/25 ... 937 565
7157889.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,502 1,476
7157946.SQ.FTS.B, Zero Cpn, 4/26/25 ... 26,229 25,797
7159250.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,727 1,625
7159272.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,290 3,190
7159526.SQ.FTS.B, Zero Cpn, 4/26/25 ... 19,111 18,163
7160005.SQ.FTS.B, Zero Cpn, 4/26/25 ... 37,459 23,204
7160724.SQ.FTS.B, Zero Cpn, 4/27/25 ... 4,290 4,172
7160817.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,077 1,066
7160947.SQ.FTS.B, Zero Cpn, 4/27/25 ... 13,742 13,380
7161636.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,762 1,729
7161719.SQ.FTS.B, Zero Cpn, 4/27/25 ... 4,362 4,238
7161896.SQ.FTS.B, Zero Cpn, 4/27/25 ... 6,233 5,791
7162150.SQ.FTS.B, Zero Cpn, 4/27/25 ... 3,017 2,986
7162394.SQ.FTS.B, Zero Cpn, 4/27/25 ... 38,367 37,285
7163775.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,149 783
7163794.SQ.FTS.B, Zero Cpn, 4/27/25 ... 13,984 13,199
7164064.SQ.FTS.B, Zero Cpn, 4/27/25 ... 2,226 2,117
7164101.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,809 1,770
7164159.SQ.FTS.B, Zero Cpn, 4/27/25 ... 1,547 1,403
7164194.SQ.FTS.B, Zero Cpn, 4/28/25 ... 389 349
7164244.SQ.FTS.B, Zero Cpn, 4/28/25 ... 11,201 10,982
7164691.SQ.FTS.B, Zero Cpn, 4/28/25 ... 2,280 2,075
7164728.SQ.FTS.B, Zero Cpn, 4/28/25 ... 683 661
7164816.SQ.FTS.B, Zero Cpn, 4/28/25 ... 4,972 4,459
7166285.SQ.FTS.B, Zero Cpn, 4/28/25 ... 4,779 3,404
7165443.SQ.FTS.B, Zero Cpn, 4/29/25 ... 1,233 905
7165490.SQ.FTS.B, Zero Cpn, 4/29/25 ... 5,324 5,158
7165633.SQ.FTS.B, Zero Cpn, 4/29/25 ... 1,631 1,616
7165779.SQ.FTS.B, Zero Cpn, 4/29/25 ... 6,546 5,850
7166001.SQ.FTS.B, Zero Cpn, 4/29/25 ... 816 793
7166497.SQ.FTS.B, Zero Cpn, 4/30/25 ... 688 677
7166751.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,300 1,261
7166903.SQ.FTS.B, Zero Cpn, 4/30/25 ... 5,310 5,144
7167298.SQ.FTS.B, Zero Cpn, 4/30/25 ... 5,222 4,966
7167665.SQ.FTS.B, Zero Cpn, 4/30/25 ... 11,521 11,301
7168281.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,082 1,071
7168394.SQ.FTS.B, Zero Cpn, 4/30/25 ... 23,237 22,954
7170226.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,071 1,051
7170266.SQ.FTS.B, Zero Cpn, 4/30/25 ... 3,296 3,267
7170499.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,263 1,233
7170562.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,106 4,013
7170863.SQ.FTS.B, Zero Cpn, 4/30/25 ... 6,985 6,296
7171215.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,161 2,112
7171282.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,817 2,459
7171371.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,514 1,470
7171604.SQ.FTS.B, Zero Cpn, 4/30/25 ... 4,919 4,817
7171804.SQ.FTS.B, Zero Cpn, 4/30/25 ... 20,060 19,180
7172245.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,095 1,079
7172353.SQ.FTS.B, Zero Cpn, 4/30/25 ... 40,102 39,167
7173156.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,035 1,906
7173191.SQ.FTS.B, Zero Cpn, 4/30/25 ... 6,938 6,783
7173413.SQ.FTS.B, Zero Cpn, 4/30/25 ... 1,213 1,102
7173445.SQ.FTS.B, Zero Cpn, 4/30/25 ... 2,852 2,798
7173877.SQ.FTS.B, Zero Cpn, 5/01/25 ... 33,379 32,256
7174919.SQ.FTS.B, Zero Cpn, 5/01/25 ... 1,017 987
Description
Principal
Amount Value
Block, Inc. (continued)
7175025.SQ.FTS.B, Zero Cpn, 5/01/25 ... $ 1,336 $ 1,313
7175610.SQ.FTS.B, Zero Cpn, 5/01/25 ... 598 589
7175709.SQ.FTS.B, Zero Cpn, 5/01/25 ... 7,495 7,275
7176006.SQ.FTS.B, Zero Cpn, 5/01/25 ... 657 647
7176053.SQ.FTS.B, Zero Cpn, 5/01/25 ... 2,129 2,096
7176166.SQ.FTS.B, Zero Cpn, 5/01/25 ... 16,574 16,289
7176762.SQ.FTS.B, Zero Cpn, 5/01/25 ... 3,073 3,004
7176877.SQ.FTS.B, Zero Cpn , 5/01/25 ... 1,841 1,271
7176897.SQ.FTS.B, Zero Cpn, 5/01/25 ... 3,626 3,565
7177016.SQ.FTS.B, Zero Cpn, 5/01/25 ... 2,162 2,031
7177080.SQ.FTS.B, Zero Cpn, 5/01/25 ... 5,754 5,522
7177195.SQ.FTS.B, Zero Cpn, 5/01/25 ... 1,001 991
7179248.SQ.FTS.B, Zero Cpn, 5/02/25 ... 4,226 3,488
7179389.SQ.FTS.B, Zero Cpn, 5/02/25 ... 3,065 2,141
7179445.SQ.FTS.B, Zero Cpn, 5/02/25 ... 7,756 7,293
7179621.SQ.FTS.B, Zero Cpn, 5/02/25 ... 1,382 1,350
7179921.SQ.FTS.B, Zero Cpn, 5/02/25 ... 8,782 8,397
7180177.SQ.FTS.B, Zero Cpn, 5/02/25 ... 20,063 19,411
7180590.SQ.FTS.B, Zero Cpn, 5/02/25 ... 7,217 7,079
7180716.SQ.FTS.B, Zero Cpn, 5/02/25 ... 2,615 2,582
7180924.SQ.FTS.B, Zero Cpn, 5/02/25 ... 1,425 1,249
7180972.SQ.FTS.B, Zero Cpn, 5/02/25 ... 6,518 6,401
7182156.SQ.FTS.B, Zero Cpn, 5/02/25 ... 7,138 6,970
7182843.SQ.FTS.B, Zero Cpn, 5/02/25 ... 809 717
7182876.SQ.FTS.B, Zero Cpn, 5/02/25 ... 2,992 2,905
7183043.SQ.FTS.B, Zero Cpn, 5/02/25 ... 1,079 1,070
7183135.SQ.FTS.B, Zero Cpn, 5/02/25 ... 1,799 1,694
7183637.SQ.FTS.B, Zero Cpn, 5/02/25 ... 3,090 2,953
7184101.SQ.FTS.B, Zero Cpn, 5/03/25 ... 9,652 9,552
7185055.SQ.FTS.B, Zero Cpn, 5/03/25 ... 3,591 3,512
7185178.SQ.FTS.B, Zero Cpn, 5/03/25 ... 6,624 6,306
7185295.SQ.FTS.B, Zero Cpn, 5/03/25 ... 6,680 6,605
7185649.SQ.FTS.B, Zero Cpn, 5/03/25 ... 16,114 13,650
7185951.SQ.FTS.B, Zero Cpn, 5/03/25 ... 559 512
7185963.SQ.FTS.B, Zero Cpn, 5/03/25 ... 15,406 15,176
7187093.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,570 1,411
7187135.SQ.FTS.B, Zero Cpn, 5/03/25 ... 11,279 9,920
7187326.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,207 1,170
7187396.SQ.FTS.B, Zero Cpn, 5/03/25 ... 1,873 1,818
7187459.SQ.FTS.B, Zero Cpn, 5/03/25 ... 5,595 5,357
7187664.SQ.FTS.B, Zero Cpn, 5/04/25 ... 1,005 983
7187764.SQ.FTS.B, Zero Cpn, 5/04/25 ... 4,219 4,089
7187938.SQ.FTS.B, Zero Cpn, 5/04/25 ... 2,349 2,283
7188028.SQ.FTS.B, Zero Cpn, 5/04/25 ... 3,767 3,662
7188188.SQ.FTS.B, Zero Cpn, 5/04/25 ... 1,101 759
7188214.SQ.FTS.B, Zero Cpn, 5/04/25 ... 6,402 6,226
7188501.SQ.FTS.B, Zero Cpn, 5/04/25 ... 9,141 8,712
7188903.SQ.FTS.B, Zero Cpn, 5/05/25 ... 1,118 1,082
7188959.SQ.FTS.B, Zero Cpn, 5/05/25 ... 11,408 10,837
7189880.SQ.FTS.B, Zero Cpn, 5/06/25 ... 6,904 5,497
7190544.SQ.FTS.B, Zero Cpn, 5/06/25 ... 5,757 5,611
7191050.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,708 1,650
7191141.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,934 1,818
7191222.SQ.FTS.B, Zero Cpn, 5/06/25 ... 3,380 3,232
7191487.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,174 4,107
7192312.SQ.FTS.B, Zero Cpn, 5/06/25 ... 2,753 2,680
7192432.SQ.FTS.B, Zero Cpn, 5/06/25 ... 2,418 2,341
7192510.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,643 4,492

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7192716.SQ.FTS.B, Zero Cpn, 5/06/25 ... $ 3,024 $ 2,690
7192804.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,734 1,679
7192834.SQ.FTS.B, Zero Cpn, 5/06/25 ... 4,377 4,065
7192991.SQ.FTS.B, Zero Cpn, 5/06/25 ... 10,548 10,002
7193396.SQ.FTS.B, Zero Cpn, 5/06/25 ... 1,121 566
7193427.SQ.FTS.B, Zero Cpn, 5/06/25 ... 12,104 11,771
7193864.SQ.FTS.B, Zero Cpn, 5/07/25 ... 19,742 18,926
7194348.SQ.FTS.B, Zero Cpn, 5/07/25 ... 3,248 1,716
7194461.SQ.FTS.B, Zero Cpn, 5/07/25 ... 6,433 6,289
7195000.SQ.FTS.B, Zero Cpn, 5/07/25 ... 4,617 4,428
7195173.SQ.FTS.B, Zero Cpn, 5/07/25 ... 11,551 10,539
7195905.SQ.FTS.B, Zero Cpn, 5/07/25 ... 4,886 4,784
7196175.SQ.FTS.B, Zero Cpn, 5/07/25 ... 848 832
7196196.SQ.FTS.B, Zero Cpn, 5/07/25 ... 543 541
7196348.SQ.FTS.B, Zero Cpn, 5/07/25 ... 11,631 10,521
7196536.SQ.FTS.B, Zero Cpn, 5/07/25 ... 18,536 17,627
7197422.SQ.FTS.B, Zero Cpn, 5/07/25 ... 1,338 1,310
7197504.SQ.FTS.B, Zero Cpn, 5/07/25 ... 797 789
7197609.SQ.FTS.B, Zero Cpn, 5/07/25 ... 450 439
7197655.SQ.FTS.B, Zero Cpn, 5/08/25 ... 5,349 4,182
7197781.SQ.FTS.B, Zero Cpn, 5/08/25 ... 6,013 4,062
7197889.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,007 984
7197930.SQ.FTS.B, Zero Cpn, 5/08/25 ... 2,459 2,189
7197999.SQ.FTS.B, Zero Cpn, 5/08/25 ... 3,997 3,890
7198086.SQ.FTS.B, Zero Cpn, 5/08/25 ... 5,452 5,249
7198257.SQ.FTS.B, Zero Cpn, 5/08/25 ... 6,999 6,319
7198435.SQ.FTS.B, Zero Cpn, 5/08/25 ... 3,924 3,827
7198585.SQ.FTS.B, Zero Cpn, 5/08/25 ... 827 805
7198653.SQ.FTS.B, Zero Cpn, 5/08/25 ... 6,214 6,137
7198987.SQ.FTS.B, Zero Cpn, 5/08/25 ... 7,434 7,203
7199233.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,865 1,704
7199261.SQ.FTS.B, Zero Cpn, 5/08/25 ... 13,204 12,655
7199713.SQ.FTS.B, Zero Cpn, 5/08/25 ... 16,776 16,060
7199993.SQ.FTS.B, Zero Cpn, 5/08/25 ... 22,487 21,563
7200476.SQ.FTS.B, Zero Cpn, 5/08/25 ... 2,321 2,270
7200539.SQ.FTS.B, Zero Cpn, 5/08/25 ... 3,723 3,505
7200855.SQ.FTS.B, Zero Cpn, 5/08/25 ... 1,425 1,398
7200903.SQ.FTS.B, Zero Cpn, 5/08/25 ... 6,421 6,271
7203377.SQ.FTS.B, Zero Cpn, 5/09/25 ... 21,649 17,153
7203775.SQ.FTS.B, Zero Cpn, 5/09/25 ... 1,005 982
7203811.SQ.FTS.B, Zero Cpn, 5/09/25 ... 711 701
7203867.SQ.FTS.B, Zero Cpn, 5/09/25 ... 1,560 1,493
7204158.SQ.FTS.B, Zero Cpn, 5/09/25 ... 544 538
7204182.SQ.FTS.B, Zero Cpn, 5/09/25 ... 3,384 3,135
7204878.SQ.FTS.B, Zero Cpn, 5/09/25 ... 7,016 6,787
7205000.SQ.FTS.B, Zero Cpn, 5/09/25 ... 475 467
7205005.SQ.FTS.B, Zero Cpn, 5/09/25 ... 10,069 9,931
7205468.SQ.FTS.B, Zero Cpn, 5/09/25 ... 343 338
7205511.SQ.FTS.B, Zero Cpn, 5/09/25 ... 10,715 10,014
7205899.SQ.FTS.B, Zero Cpn, 5/09/25 ... 11,772 11,387
7206238.SQ.FTS.B, Zero Cpn, 5/09/25 ... 2,369 2,159
7206541.SQ.FTS.B, Zero Cpn, 5/09/25 ... 23,338 22,887
7207367.SQ.FTS.B, Zero Cpn, 5/10/25 ... 4,238 4,130
7207439.SQ.FTS.B, Zero Cpn, 5/10/25 ... 2,487 2,411
7207508.SQ.FTS.B, Zero Cpn, 5/10/25 ... 11,181 10,867
7207825.SQ.FTS.B, Zero Cpn, 5/10/25 ... 7,072 6,847
7208043.SQ.FTS.B, Zero Cpn, 5/10/25 ... 5,705 5,546
7208240.SQ.FTS.B, Zero Cpn, 5/10/25 ... 1,864 1,786
Description
Principal
Amount Value
Block, Inc. (continued)
7208343.SQ.FTS.B, Zero Cpn, 5/10/25 ... $ 1,412 $ 1,010
7208965.SQ.FTS.B, Zero Cpn, 5/10/25 ... 427 421
7208975.SQ.FTS.B, Zero Cpn, 5/10/25 ... 6,808 6,412
7209100.SQ.FTS.B, Zero Cpn, 5/10/25 ... 4,221 4,119
7209211.SQ.FTS.B, Zero Cpn, 5/10/25 ... 20,233 16,146
7209663.SQ.FTS.B, Zero Cpn, 5/10/25 ... 2,737 1,469
7209689.SQ.FTS.B, Zero Cpn, 5/10/25 ... 6,967 6,908
7210617.SQ.FTS.B, Zero Cpn, 5/10/25 ... 12,402 11,875
7210903.SQ.FTS.B, Zero Cpn, 5/11/25 ... 7,109 6,354
7211090.SQ.FTS.B, Zero Cpn, 5/11/25 ... 11,350 11,095
7211511.SQ.FTS.B, Zero Cpn, 5/11/25 ... 12,527 11,413
7211869.SQ.FTS.B, Zero Cpn, 5/12/25 ... 12,678 12,415
7212502.SQ.FTS.B, Zero Cpn, 5/12/25 ... 1,729 1,685
7213077.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,993 1,967
7213925.SQ.FTS.B, Zero Cpn, 5/13/25 ... 403 398
7214313.SQ.FTS.B, Zero Cpn, 5/13/25 ... 44,136 43,096
7216608.SQ.FTS.B, Zero Cpn, 5/13/25 ... 596 350
7216644.SQ.FTS.B, Zero Cpn, 5/13/25 ... 1,155 1,119
7216696.SQ.FTS.B, Zero Cpn, 5/13/25 ... 788 721
7216706.SQ.FTS.B, Zero Cpn, 5/13/25 ... 477 453
7216989.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,613 1,504
7217049.SQ.FTS.B, Zero Cpn, 5/14/25 ... 6,869 5,906
7217211.SQ.FTS.B, Zero Cpn, 5/14/25 ... 1,834 1,777
7217278.SQ.FTS.B, Zero Cpn, 5/14/25 ... 255 253
7217319.SQ.FTS.B, Zero Cpn, 5/14/25 ... 18,370 11,384
7217666.SQ.FTS.B, Zero Cpn, 5/14/25 ... 4,336 4,158
7217915.SQ.FTS.B, Zero Cpn, 5/14/25 ... 8,849 8,635
7218256.SQ.FTS.B, Zero Cpn, 5/14/25 ... 564 549
7218285.SQ.FTS.B, Zero Cpn, 5/14/25 ... 518 508
7218349.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,962 2,823
7218429.SQ.FTS.B, Zero Cpn, 5/14/25 ... 4,428 4,292
7218518.SQ.FTS.B, Zero Cpn, 5/14/25 ... 7,659 7,507
7218651.SQ.FTS.B, Zero Cpn, 5/14/25 ... 579 562
7218769.SQ.FTS.B, Zero Cpn, 5/14/25 ... 3,082 2,988
7218858.SQ.FTS.B, Zero Cpn, 5/14/25 ... 7,571 6,851
7218931.SQ.FTS.B, Zero Cpn, 5/14/25 ... 39,360 37,610
7220342.SQ.FTS.B, Zero Cpn, 5/14/25 ... 9,849 9,572
7220570.SQ.FTS.B, Zero Cpn, 5/14/25 ... 8,247 6,979
7220771.SQ.FTS.B, Zero Cpn, 5/14/25 ... 2,306 2,197
7220910.SQ.FTS.B, Zero Cpn, 5/15/25 ... 9,817 9,496
7221200.SQ.FTS.B, Zero Cpn, 5/15/25 ... 811 790
7221230.SQ.FTS.B, Zero Cpn, 5/15/25 ... 4,928 4,763
7221400.SQ.FTS.B, Zero Cpn, 5/15/25 ... 8,739 6,061
7221567.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,307 2,251
7221661.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,716 2,628
7221738.SQ.FTS.B, Zero Cpn, 5/15/25 ... 5,436 5,296
7222042.SQ.FTS.B, Zero Cpn, 5/15/25 ... 5,004 4,032
7222143.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,128 1,008
7222160.SQ.FTS.B, Zero Cpn, 5/15/25 ... 519 515
7222234.SQ.FTS.B, Zero Cpn, 5/15/25 ... 1,389 1,250
7222273.SQ.FTS.B, Zero Cpn, 5/15/25 ... 8,660 8,532
7222885.SQ.FTS.B, Zero Cpn, 5/15/25 ... 6,558 6,378
7223144.SQ.FTS.B, Zero Cpn, 5/15/25 ... 6,325 5,456
7223258.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,725 1,949
7223306.SQ.FTS.B, Zero Cpn, 5/15/25 ... 27,862 26,712
7224046.SQ.FTS.B, Zero Cpn, 5/15/25 ... 12,865 8,968
7224266.SQ.FTS.B, Zero Cpn, 5/15/25 ... 4,521 3,920
7224388.SQ.FTS.B, Zero Cpn, 5/15/25 ... 669 584

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7224414.SQ.FTS.B, Zero Cpn, 5/15/25 ... $ 5,380 $ 5,292
7224710.SQ.FTS.B, Zero Cpn, 5/15/25 ... 2,336 2,239
7226881.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,397 2,329
7227012.SQ.FTS.B, Zero Cpn, 5/16/25 ... 47,447 46,244
7229798.SQ.FTS.B, Zero Cpn, 5/16/25 ... 13,906 10,922
7229907.SQ.FTS.B, Zero Cpn, 5/16/25 ... 4,195 4,060
7229934.SQ.FTS.B, Zero Cpn, 5/16/25 ... 7,116 6,916
7230043.SQ.FTS.B, Zero Cpn, 5/16/25 ... 17,177 16,725
7230286.SQ.FTS.B, Zero Cpn, 5/16/25 ... 8,140 7,600
7230607.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,956 1,844
7230694.SQ.FTS.B, Zero Cpn, 5/16/25 ... 2,988 2,405
7230795.SQ.FTS.B, Zero Cpn, 5/16/25 ... 1,102 1,072
7231179.SQ.FTS.B, Zero Cpn, 5/17/25 ... 5,924 5,725
7231464.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,281 2,215
7231620.SQ.FTS.B, Zero Cpn, 5/17/25 ... 22,921 16,015
7232425.SQ.FTS.B, Zero Cpn, 5/17/25 ... 3,367 3,262
7232628.SQ.FTS.B, Zero Cpn, 5/17/25 ... 1,782 1,718
7232693.SQ.FTS.B, Zero Cpn, 5/17/25 ... 5,844 5,263
7232869.SQ.FTS.B, Zero Cpn, 5/17/25 ... 4,444 4,349
7232997.SQ.FTS.B, Zero Cpn, 5/17/25 ... 353 347
7233046.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,132 2,005
7233278.SQ.FTS.B, Zero Cpn, 5/17/25 ... 573 557
7233311.SQ.FTS.B, Zero Cpn, 5/17/25 ... 639 630
7233336.SQ.FTS.B, Zero Cpn, 5/17/25 ... 12,155 11,665
7233681.SQ.FTS.B, Zero Cpn, 5/17/25 ... 11,337 10,722
7233933.SQ.FTS.B, Zero Cpn, 5/17/25 ... 2,126 2,073
7234021.SQ.FTS.B, Zero Cpn, 5/17/25 ... 6,559 4,717
7234148.SQ.FTS.B, Zero Cpn, 5/17/25 ... 1,140 1,105
7234179.SQ.FTS.B, Zero Cpn, 5/17/25 ... 4,079 3,966
7234351.SQ.FTS.B, Zero Cpn, 5/17/25 ... 9,103 8,934
7234707.SQ.FTS.B, Zero Cpn, 5/18/25 ... 56,536 48,751
7236116.SQ.FTS.B, Zero Cpn, 5/19/25 ... 19,170 18,685
7237384.SQ.FTS.B, Zero Cpn, 5/20/25 ... 6,490 4,481
7237655.SQ.FTS.B, Zero Cpn, 5/20/25 ... 6,294 6,130
7238054.SQ.FTS.B, Zero Cpn, 5/20/25 ... 395 388
7238080.SQ.FTS.B, Zero Cpn, 5/20/25 ... 5,234 5,009
7238281.SQ.FTS.B, Zero Cpn, 5/20/25 ... 304 295
7238318.SQ.FTS.B, Zero Cpn, 5/20/25 ... 32,322 30,150
7239102.SQ.FTS.B, Zero Cpn, 5/20/25 ... 633 597
7239103.SQ.FTS.B, Zero Cpn, 5/20/25 ... 21,786 20,836
7239649.SQ.FTS.B, Zero Cpn, 5/20/25 ... 681 658
7239689.SQ.FTS.B, Zero Cpn, 5/20/25 ... 42,183 38,358
7241898.SQ.FTS.B, Zero Cpn, 5/21/25 ... 27,288 26,427
7242324.SQ.FTS.B, Zero Cpn, 5/21/25 ... 9,319 9,044
7243567.SQ.FTS.B, Zero Cpn, 5/21/25 ... 896 883
7243603.SQ.FTS.B, Zero Cpn, 5/21/25 ... 10,176 9,731
7243704.SQ.FTS.B, Zero Cpn, 5/21/25 ... 4,688 4,524
7243771.SQ.FTS.B, Zero Cpn, 5/21/25 ... 11,299 10,779
7243868.SQ.FTS.B, Zero Cpn, 5/21/25 ... 473 457
7243888.SQ.FTS.B, Zero Cpn, 5/21/25 ... 5,186 4,359
7243983.SQ.FTS.B, Zero Cpn, 5/21/25 ... 438 424
7243996.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,196 1,185
7244047.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,501 2,362
7244081.SQ.FTS.B, Zero Cpn, 5/21/25 ... 3,360 3,267
7244132.SQ.FTS.B, Zero Cpn, 5/21/25 ... 3,498 3,406
7244208.SQ.FTS.B, Zero Cpn, 5/21/25 ... 1,136 724
7244322.SQ.FTS.B, Zero Cpn, 5/21/25 ... 2,855 2,493
7247410.SQ.FTS.B, Zero Cpn, 5/22/25 ... 13,731 13,379
Description
Principal
Amount Value
Block, Inc. (continued)
7247771.SQ.FTS.B, Zero Cpn, 5/22/25 ... $ 1,067 $ 1,039
7247823.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,479 1,459
7247914.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,546 4,430
7248009.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,170 2,485
7248070.SQ.FTS.B, Zero Cpn, 5/22/25 ... 49,088 47,140
7249120.SQ.FTS.B, Zero Cpn, 5/22/25 ... 4,797 4,696
7249235.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,066 2,969
7249390.SQ.FTS.B, Zero Cpn, 5/22/25 ... 24,589 23,604
7250906.SQ.FTS.B, Zero Cpn, 5/22/25 ... 1,452 1,409
7251035.SQ.FTS.B, Zero Cpn, 5/22/25 ... 493 481
7251046.SQ.FTS.B, Zero Cpn, 5/22/25 ... 3,921 3,815
7251189.SQ.FTS.B, Zero Cpn, 5/22/25 ... 2,850 2,724
7251279.SQ.FTS.B, Zero Cpn, 5/23/25 ... 6,847 4,875
7251361.SQ.FTS.B, Zero Cpn, 5/23/25 ... 4,557 4,426
7251447.SQ.FTS.B, Zero Cpn, 5/23/25 ... 8,205 7,858
7251613.SQ.FTS.B, Zero Cpn, 5/23/25 ... 25,532 24,654
7251956.SQ.FTS.B, Zero Cpn, 5/23/25 ... 7,879 7,609
7252243.SQ.FTS.B, Zero Cpn, 5/24/25 ... 4,234 3,867
7252374.SQ.FTS.B, Zero Cpn, 5/24/25 ... 1,366 1,233
7252493.SQ.FTS.B, Zero Cpn, 5/24/25 ... 5,038 3,729
7252685.SQ.FTS.B, Zero Cpn, 5/24/25 ... 5,397 5,338
7253307.SQ.FTS.B, Zero Cpn, 5/24/25 ... 573 518
7253382.SQ.FTS.B, Zero Cpn, 5/24/25 ... 6,176 6,030
7254093.SQ.FTS.B, Zero Cpn, 5/24/25 ... 2,604 2,285
7254338.SQ.FTS.B, Zero Cpn, 5/24/25 ... 1,428 1,388
7254457.SQ.FTS.B, Zero Cpn, 5/24/25 ... 14,001 13,608
7254493.SQ.FTS.B, Zero Cpn, 5/25/25 ... 498 487
7254520.SQ.FTS.B, Zero Cpn, 5/25/25 ... 509 497
7254528.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,827 1,636
7254548.SQ.FTS.B, Zero Cpn, 5/25/25 ... 9,278 8,969
7254644.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,922 1,820
7254664.SQ.FTS.B, Zero Cpn, 5/25/25 ... 5,051 4,906
7254732.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,535 2,480
7255214.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,851 2,607
7255250.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,963 1,528
7255271.SQ.FTS.B, Zero Cpn, 5/25/25 ... 2,608 1,728
7255307.SQ.FTS.B, Zero Cpn, 5/25/25 ... 7,351 4,867
7255368.SQ.FTS.B, Zero Cpn, 5/25/25 ... 7,192 6,977
7255503.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,094 1,073
7255536.SQ.FTS.B, Zero Cpn, 5/25/25 ... 245 243
7255562.SQ.FTS.B, Zero Cpn, 5/25/25 ... 12,497 12,094
7255742.SQ.FTS.B, Zero Cpn, 5/25/25 ... 1,955 1,871
7255764.SQ.FTS.B, Zero Cpn, 5/25/25 ... 3,582 3,500
7255834.SQ.FTS.B, Zero Cpn, 5/25/25 ... 10,666 10,441
7256032.SQ.FTS.B, Zero Cpn, 5/25/25 ... 12,199 11,788
7256218.SQ.FTS.B, Zero Cpn, 5/26/25 ... 6,270 4,467
7256450.SQ.FTS.B, Zero Cpn, 5/26/25 ... 1,492 1,472
7256487.SQ.FTS.B, Zero Cpn, 5/26/25 ... 944 917
7256502.SQ.FTS.B, Zero Cpn, 5/26/25 ... 2,138 1,639
7256540.SQ.FTS.B, Zero Cpn, 5/26/25 ... 680 665
7256560.SQ.FTS.B, Zero Cpn, 5/26/25 ... 12,163 11,983
7256895.SQ.FTS.B, Zero Cpn, 5/26/25 ... 1,109 1,007
7256906.SQ.FTS.B, Zero Cpn, 5/26/25 ... 3,178 2,511
7260904.SQ.FTS.B, Zero Cpn, 5/28/25 ... 319 287
7260974.SQ.FTS.B, Zero Cpn, 5/28/25 ... 10,909 9,477
7261087.SQ.FTS.B, Zero Cpn, 5/28/25 ... 3,398 3,232
7261112.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,963 1,907
7261302.SQ.FTS.B, Zero Cpn, 5/28/25 ... 7,869 7,671

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7261610.SQ.FTS.B, Zero Cpn, 5/28/25 ... $ 1,576 $ 1,544
7261662.SQ.FTS.B, Zero Cpn, 5/28/25 ... 26,046 25,136
7262332.SQ.FTS.B, Zero Cpn, 5/28/25 ... 5,541 3,120
7262792.SQ.FTS.B, Zero Cpn, 5/28/25 ... 7,213 7,082
7262908.SQ.FTS.B, Zero Cpn, 5/28/25 ... 4,078 3,991
7262979.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,274 1,206
7263020.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,359 1,284
7263049.SQ.FTS.B, Zero Cpn, 5/28/25 ... 3,869 3,760
7263203.SQ.FTS.B, Zero Cpn, 5/28/25 ... 3,094 3,014
7263277.SQ.FTS.B, Zero Cpn, 5/28/25 ... 920 880
7263294.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,008 970
7263310.SQ.FTS.B, Zero Cpn, 5/28/25 ... 5,861 5,732
7263389.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,633 1,606
7263407.SQ.FTS.B, Zero Cpn, 5/28/25 ... 1,123 933
7263424.SQ.FTS.B, Zero Cpn, 5/28/25 ... 940 854
7263448.SQ.FTS.B, Zero Cpn, 5/28/25 ... 801 661
7263455.SQ.FTS.B, Zero Cpn, 5/28/25 ... 174 172
7264270.SQ.FTS.B, Zero Cpn, 5/29/25 ... 1,282 1,212
7264300.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,252 2,130
7264377.SQ.FTS.B, Zero Cpn, 5/29/25 ... 669 518
7264394.SQ.FTS.B, Zero Cpn, 5/29/25 ... 860 783
7264472.SQ.FTS.B, Zero Cpn, 5/29/25 ... 693 682
7264566.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,178 2,126
7264689.SQ.FTS.B, Zero Cpn, 5/29/25 ... 12,817 12,314
7265380.SQ.FTS.B, Zero Cpn, 5/29/25 ... 8,026 7,668
7265488.SQ.FTS.B, Zero Cpn, 5/29/25 ... 14,238 13,084
7265849.SQ.FTS.B, Zero Cpn, 5/29/25 ... 3,586 3,193
7265966.SQ.FTS.B, Zero Cpn, 5/29/25 ... 5,243 4,233
7266032.SQ.FTS.B, Zero Cpn, 5/29/25 ... 1,245 1,158
7266047.SQ.FTS.B, Zero Cpn, 5/29/25 ... 6,919 6,300
7266114.SQ.FTS.B, Zero Cpn, 5/29/25 ... 562 554
7266132.SQ.FTS.B, Zero Cpn, 5/29/25 ... 29,293 28,664
7266927.SQ.FTS.B, Zero Cpn, 5/29/25 ... 6,317 6,151
7267066.SQ.FTS.B, Zero Cpn, 5/29/25 ... 2,018 1,983
7267139.SQ.FTS.B, Zero Cpn, 5/29/25 ... 3,068 3,000
7267303.SQ.FTS.B, Zero Cpn, 5/29/25 ... 3,332 3,265
7269888.SQ.FTS.B, Zero Cpn, 5/30/25 ... 6,376 6,206
7270130.SQ.FTS.B, Zero Cpn, 5/30/25 ... 8,456 6,147
7270346.SQ.FTS.B, Zero Cpn, 5/30/25 ... 4,597 4,387
7271599.SQ.FTS.B, Zero Cpn, 5/30/25 ... 3,183 3,097
7271724.SQ.FTS.B, Zero Cpn, 5/30/25 ... 601 576
7271812.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,481 1,459
7271910.SQ.FTS.B, Zero Cpn, 5/30/25 ... 15,163 14,742
7272266.SQ.FTS.B, Zero Cpn, 5/30/25 ... 2,213 2,195
7272422.SQ.FTS.B, Zero Cpn, 5/30/25 ... 8,891 8,498
7272737.SQ.FTS.B, Zero Cpn, 5/30/25 ... 5,153 5,022
7273073.SQ.FTS.B, Zero Cpn, 5/30/25 ... 1,190 1,167
7273105.SQ.FTS.B, Zero Cpn, 5/30/25 ... 6,641 6,436
7273347.SQ.FTS.B, Zero Cpn, 5/30/25 ... 992 971
7273398.SQ.FTS.B, Zero Cpn, 5/30/25 ... 5,922 5,692
7273588.SQ.FTS.B, Zero Cpn, 5/30/25 ... 5,402 5,279
7273854.SQ.FTS.B, Zero Cpn, 6/01/25 ... 9,960 9,504
7274149.SQ.FTS.B, Zero Cpn, 6/01/25 ... 5,225 3,730
7274307.SQ.FTS.B, Zero Cpn, 6/01/25 ... 1,294 1,248
7274385.SQ.FTS.B, Zero Cpn, 6/01/25 ... 1,079 991
7274412.SQ.FTS.B, Zero Cpn, 6/01/25 ... 4,240 4,090
7274690.SQ.FTS.B, Zero Cpn, 6/01/25 ... 1,335 1,307
7274753.SQ.FTS.B, Zero Cpn, 6/01/25 ... 15,780 15,429
Description
Principal
Amount Value
Block, Inc. (continued)
7275352.SQ.FTS.B, Zero Cpn, 6/01/25 ... $ 1,651 $ 1,560
7275478.SQ.FTS.B, Zero Cpn, 6/01/25 ... 995 972
7275547.SQ.FTS.B, Zero Cpn, 6/01/25 ... 4,894 4,743
7275856.SQ.FTS.B, Zero Cpn, 6/01/25 ... 3,322 3,208
7275937.SQ.FTS.B, Zero Cpn, 6/01/25 ... 4,926 4,757
7276628.SQ.FTS.B, Zero Cpn, 6/01/25 ... 2,757 2,698
7277430.SQ.FTS.B, Zero Cpn, 6/01/25 ... 1,803 1,772
7277510.SQ.FTS.B, Zero Cpn, 6/02/25 ... 7,677 7,535
7277683.SQ.FTS.B, Zero Cpn, 6/02/25 ... 11,957 11,715
7277970.SQ.FTS.B, Zero Cpn, 6/02/25 ... 20,082 19,254
7278430.SQ.FTS.B, Zero Cpn, 6/02/25 ... 2,191 2,128
7278478.SQ.FTS.B, Zero Cpn, 6/02/25 ... 7,933 7,593
7278630.SQ.FTS.B, Zero Cpn, 6/03/25 ... 784 756
7278794.SQ.FTS.B, Zero Cpn, 6/03/25 ... 12,240 12,104
7279297.SQ.FTS.B, Zero Cpn, 6/03/25 ... 2,036 1,951
7279337.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,939 1,566
7279372.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,957 1,890
7279438.SQ.FTS.B, Zero Cpn, 6/03/25 ... 2,459 2,401
7279532.SQ.FTS.B, Zero Cpn, 6/03/25 ... 562 550
7279543.SQ.FTS.B, Zero Cpn, 6/03/25 ... 1,759 1,360
7279915.SQ.FTS.B, Zero Cpn, 6/04/25 ... 11,884 11,618
7280624.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,832 1,421
7280688.SQ.FTS.B, Zero Cpn, 6/04/25 ... 1,360 1,298
7280739.SQ.FTS.B, Zero Cpn, 6/04/25 ... 917 880
7280886.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,248 2,187
7280988.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,953 2,832
7281065.SQ.FTS.B, Zero Cpn, 6/04/25 ... 4,732 4,630
7281366.SQ.FTS.B, Zero Cpn, 6/04/25 ... 2,990 2,911
7281465.SQ.FTS.B, Zero Cpn, 6/04/25 ... 593 580
7281489.SQ.FTS.B, Zero Cpn, 6/04/25 ... 200 197
7281553.SQ.FTS.B, Zero Cpn, 6/04/25 ... 4,329 4,095
7281662.SQ.FTS.B, Zero Cpn, 6/04/25 ... 3,988 3,818
7281773.SQ.FTS.B, Zero Cpn, 6/04/25 ... 12,977 12,626
7282128.SQ.FTS.B, Zero Cpn, 6/04/25 ... 11,213 11,022
7282775.SQ.FTS.B, Zero Cpn, 6/04/25 ... 8,181 8,045
7283057.SQ.FTS.B, Zero Cpn, 6/04/25 ... 25,075 24,044
7283880.SQ.FTS.B, Zero Cpn, 6/04/25 ... 3,636 2,731
7283942.SQ.FTS.B, Zero Cpn, 6/04/25 ... 132 130
7283943.SQ.FTS.B, Zero Cpn, 6/04/25 ... 9,446 9,200
7284052.SQ.FTS.B, Zero Cpn, 6/05/25 ... 434 421
7284088.SQ.FTS.B, Zero Cpn, 6/05/25 ... 11,362 10,828
7284313.SQ.FTS.B, Zero Cpn, 6/05/25 ... 890 875
7284365.SQ.FTS.B, Zero Cpn, 6/05/25 ... 14,715 14,454
7285157.SQ.FTS.B, Zero Cpn, 6/05/25 ... 1,939 1,848
7285261.SQ.FTS.B, Zero Cpn, 6/05/25 ... 16,842 15,853
7285801.SQ.FTS.B, Zero Cpn, 6/05/25 ... 13,556 13,130
7286208.SQ.FTS.B, Zero Cpn, 6/05/25 ... 7,984 7,800
7286345.SQ.FTS.B, Zero Cpn, 6/05/25 ... 26,515 25,736
7286957.SQ.FTS.B, Zero Cpn, 6/05/25 ... 5,352 5,220
7287159.SQ.FTS.B, Zero Cpn, 6/05/25 ... 16,586 15,949
7287630.SQ.FTS.B, Zero Cpn, 6/05/25 ... 3,063 2,943
7287713.SQ.FTS.B, Zero Cpn, 6/05/25 ... 972 956
7287747.SQ.FTS.B, Zero Cpn, 6/05/25 ... 2,166 2,089
7287779.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,420 1,386
7287890.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,929 1,748
7287927.SQ.FTS.B, Zero Cpn, 6/06/25 ... 2,572 2,497
7287997.SQ.FTS.B, Zero Cpn, 6/06/25 ... 980 951
7288048.SQ.FTS.B, Zero Cpn, 6/06/25 ... 3,442 2,516

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7288120.SQ.FTS.B, Zero Cpn, 6/06/25 ... $ 4,716 $ 4,092
7288306.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,864 1,827
7288409.SQ.FTS.B, Zero Cpn, 6/06/25 ... 581 489
7288439.SQ.FTS.B, Zero Cpn, 6/06/25 ... 7,044 6,830
7288807.SQ.FTS.B, Zero Cpn, 6/06/25 ... 9,756 9,399
7289147.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,413 1,401
7289279.SQ.FTS.B, Zero Cpn, 6/06/25 ... 24,191 23,460
7289745.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,575 1,554
7289938.SQ.FTS.B, Zero Cpn, 6/06/25 ... 2,670 2,577
7290020.SQ.FTS.B, Zero Cpn, 6/06/25 ... 898 867
7290035.SQ.FTS.B, Zero Cpn, 6/06/25 ... 3,673 3,167
7290125.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,780 1,729
7290242.SQ.FTS.B, Zero Cpn, 6/06/25 ... 12,671 12,264
7290602.SQ.FTS.B, Zero Cpn, 6/06/25 ... 2,334 2,291
7290668.SQ.FTS.B, Zero Cpn, 6/06/25 ... 4,880 3,563
7290740.SQ.FTS.B, Zero Cpn, 6/06/25 ... 11,780 10,964
7290984.SQ.FTS.B, Zero Cpn, 6/06/25 ... 9,149 8,950
7291225.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,101 1,051
7291240.SQ.FTS.B, Zero Cpn, 6/06/25 ... 5,009 4,141
7291331.SQ.FTS.B, Zero Cpn, 6/06/25 ... 1,300 1,130
7293656.SQ.FTS.B, Zero Cpn, 6/07/25 ... 9,226 8,834
7294015.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,362 2,237
7294091.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,519 3,396
7294211.SQ.FTS.B, Zero Cpn, 6/07/25 ... 6,340 6,178
7294544.SQ.FTS.B, Zero Cpn, 6/07/25 ... 14,224 13,930
7295203.SQ.FTS.B, Zero Cpn, 6/07/25 ... 1,669 1,599
7295319.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,767 3,449
7295473.SQ.FTS.B, Zero Cpn, 6/07/25 ... 352 337
7295480.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,708 1,525
7295556.SQ.FTS.B, Zero Cpn, 6/07/25 ... 5,198 5,041
7295692.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,768 2,594
7295736.SQ.FTS.B, Zero Cpn, 6/07/25 ... 8,743 8,385
7296106.SQ.FTS.B, Zero Cpn, 6/07/25 ... 659 629
7296128.SQ.FTS.B, Zero Cpn, 6/07/25 ... 10,845 10,524
7296434.SQ.FTS.B, Zero Cpn, 6/07/25 ... 751 740
7296773.SQ.FTS.B, Zero Cpn, 6/07/25 ... 1,578 1,470
7296787.SQ.FTS.B, Zero Cpn, 6/07/25 ... 192 189
7296803.SQ.FTS.B, Zero Cpn, 6/07/25 ... 2,465 2,393
7297106.SQ.FTS.B, Zero Cpn, 6/07/25 ... 6,471 6,309
7297274.SQ.FTS.B, Zero Cpn, 6/07/25 ... 20,863 19,759
7297861.SQ.FTS.B, Zero Cpn, 6/07/25 ... 3,825 3,485
7297955.SQ.FTS.B, Zero Cpn, 6/08/25 ... 4,241 4,146
7298154.SQ.FTS.B, Zero Cpn, 6/08/25 ... 4,985 4,785
7298390.SQ.FTS.B, Zero Cpn, 6/08/25 ... 832 825
7298474.SQ.FTS.B, Zero Cpn, 6/08/25 ... 4,666 4,426
7299023.SQ.FTS.B, Zero Cpn, 6/08/25 ... 3,437 3,312
7299111.SQ.FTS.B, Zero Cpn, 6/08/25 ... 39,435 37,828
7299947.SQ.FTS.B, Zero Cpn, 6/08/25 ... 41,593 32,741
7300556.SQ.FTS.B, Zero Cpn, 6/08/25 ... 732 715
7300569.SQ.FTS.B, Zero Cpn, 6/08/25 ... 40,272 38,811
7301524.SQ.FTS.B, Zero Cpn, 6/08/25 ... 3,051 2,376
7301678.SQ.FTS.B, Zero Cpn, 6/09/25 ... 6,051 5,910
7301793.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,149 1,112
7301825.SQ.FTS.B, Zero Cpn, 6/09/25 ... 533 488
7301849.SQ.FTS.B, Zero Cpn, 6/09/25 ... 2,994 2,834
7301930.SQ.FTS.B, Zero Cpn, 6/09/25 ... 3,086 3,003
7301992.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,667 1,635
7302032.SQ.FTS.B, Zero Cpn, 6/09/25 ... 3,138 3,051
Description
Principal
Amount Value
Block, Inc. (continued)
7302117.SQ.FTS.B, Zero Cpn, 6/09/25 ... $ 2,962 $ 2,499
7302162.SQ.FTS.B, Zero Cpn, 6/09/25 ... 4,872 4,475
7302266.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,315 1,277
7302302.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,747 1,721
7302371.SQ.FTS.B, Zero Cpn, 6/09/25 ... 1,897 1,836
7302425.SQ.FTS.B, Zero Cpn, 6/09/25 ... 8,890 7,376
7302557.SQ.FTS.B, Zero Cpn, 6/09/25 ... 6,580 6,380
7302669.SQ.FTS.B, Zero Cpn, 6/10/25 ... 8,597 6,568
7302800.SQ.FTS.B, Zero Cpn, 6/10/25 ... 5,421 5,193
7303458.SQ.FTS.B, Zero Cpn, 6/10/25 ... 8,794 8,034
7303666.SQ.FTS.B, Zero Cpn, 6/11/25 ... 2,668 2,608
7304096.SQ.FTS.B, Zero Cpn, 6/11/25 ... 2,609 2,572
7304195.SQ.FTS.B, Zero Cpn, 6/11/25 ... 43 42
7304258.SQ.FTS.B, Zero Cpn, 6/11/25 ... 1,886 1,862
7304594.SQ.FTS.B, Zero Cpn, 6/11/25 ... 19,758 19,091
7305654.SQ.FTS.B, Zero Cpn, 6/11/25 ... 52,301 51,203
7307231.SQ.FTS.B, Zero Cpn, 6/11/25 ... 20,660 20,262
7308085.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,432 2,396
7308243.SQ.FTS.B, Zero Cpn, 6/12/25 ... 14,834 13,601
7308511.SQ.FTS.B, Zero Cpn, 6/12/25 ... 22,016 21,453
7309437.SQ.FTS.B, Zero Cpn, 6/12/25 ... 227 225
7309552.SQ.FTS.B, Zero Cpn, 6/12/25 ... 2,958 2,879
7309653.SQ.FTS.B, Zero Cpn, 6/12/25 ... 3,702 3,397
7309739.SQ.FTS.B, Zero Cpn, 6/12/25 ... 6,474 6,265
7311634.SQ.FTS.B, Zero Cpn, 6/12/25 ... 4,273 4,175
7312996.SQ.FTS.B, Zero Cpn, 6/12/25 ... 6,431 6,238
7313199.SQ.FTS.B, Zero Cpn, 6/12/25 ... 5,296 5,119
7313406.SQ.FTS.B, Zero Cpn, 6/12/25 ... 41,977 40,486
7314137.SQ.FTS.B, Zero Cpn, 6/12/25 ... 8,631 8,174
7314276.SQ.FTS.B, Zero Cpn, 6/12/25 ... 5,368 4,501
7314373.SQ.FTS.B, Zero Cpn, 6/12/25 ... 26,660 24,772
7314656.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,857 2,789
7314803.SQ.FTS.B, Zero Cpn, 6/13/25 ... 3,102 2,903
7315379.SQ.FTS.B, Zero Cpn, 6/13/25 ... 19,041 15,501
7316100.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,928 2,759
7316156.SQ.FTS.B, Zero Cpn, 6/13/25 ... 3,038 2,906
7316254.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,541 2,451
7316286.SQ.FTS.B, Zero Cpn, 6/13/25 ... 867 850
7316329.SQ.FTS.B, Zero Cpn, 6/13/25 ... 6,803 6,661
7316629.SQ.FTS.B, Zero Cpn, 6/13/25 ... 3,691 3,525
7316677.SQ.FTS.B, Zero Cpn, 6/13/25 ... 9,050 8,622
7316797.SQ.FTS.B, Zero Cpn, 6/13/25 ... 7,838 7,647
7316950.SQ.FTS.B, Zero Cpn, 6/13/25 ... 11,754 8,423
7317122.SQ.FTS.B, Zero Cpn, 6/13/25 ... 15,759 15,605
7317744.SQ.FTS.B, Zero Cpn, 6/13/25 ... 2,719 2,650
7318006.SQ.FTS.B, Zero Cpn, 6/13/25 ... 1,217 1,199
7318044.SQ.FTS.B, Zero Cpn, 6/13/25 ... 8,512 8,272
7320326.SQ.FTS.B, Zero Cpn, 6/14/25 ... 753 731
7320392.SQ.FTS.B, Zero Cpn, 6/14/25 ... 6,153 5,804
7320581.SQ.FTS.B, Zero Cpn, 6/14/25 ... 2,551 2,082
7320655.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,907 3,817
7321532.SQ.FTS.B, Zero Cpn, 6/14/25 ... 1,098 1,081
7321685.SQ.FTS.B, Zero Cpn, 6/14/25 ... 1,236 948
7321720.SQ.FTS.B, Zero Cpn , 6/14/25 ... 3,284 3,176
7321814.SQ.FTS.B, Zero Cpn, 6/14/25 ... 4,792 4,568
7322047.SQ.FTS.B, Zero Cpn, 6/14/25 ... 7,920 7,670
7322501.SQ.FTS.B, Zero Cpn, 6/14/25 ... 34,447 32,649
7323263.SQ.FTS.B, Zero Cpn, 6/14/25 ... 23,856 20,560

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7323733.SQ.FTS.B, Zero Cpn, 6/14/25 ... $ 3,586 $ 3,465
7323793.SQ.FTS.B, Zero Cpn, 6/14/25 ... 42 41
7323826.SQ.FTS.B, Zero Cpn, 6/14/25 ... 801 766
7323851.SQ.FTS.B, Zero Cpn, 6/14/25 ... 156 156
7323935.SQ.FTS.B, Zero Cpn, 6/14/25 ... 10,331 10,139
7324306.SQ.FTS.B, Zero Cpn, 6/14/25 ... 1,185 1,106
7324334.SQ.FTS.B, Zero Cpn, 6/14/25 ... 3,353 3,263
7324399.SQ.FTS.B, Zero Cpn, 6/14/25 ... 6,426 6,157
7324500.SQ.FTS.B, Zero Cpn, 6/15/25 ... 11,864 11,318
7324963.SQ.FTS.B, Zero Cpn, 6/15/25 ... 6,040 5,817
7325237.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,625 2,530
7325383.SQ.FTS.B, Zero Cpn, 6/15/25 ... 21,580 20,744
7326147.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,285 1,137
7326189.SQ.FTS.B, Zero Cpn, 6/15/25 ... 18,070 17,710
7326462.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,367 1,322
7326524.SQ.FTS.B, Zero Cpn, 6/15/25 ... 2,323 2,279
7326696.SQ.FTS.B, Zero Cpn, 6/15/25 ... 3,579 3,494
7326825.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,287 1,215
7326930.SQ.FTS.B, Zero Cpn, 6/15/25 ... 1,457 1,409
7327041.SQ.FTS.B, Zero Cpn, 6/15/25 ... 3,949 3,919
7327635.SQ.FTS.B, Zero Cpn, 6/15/25 ... 4,692 3,936
7327690.SQ.FTS.B, Zero Cpn, 6/15/25 ... 868 848
7327705.SQ.FTS.B, Zero Cpn, 6/15/25 ... 3,004 2,805
7327797.SQ.FTS.B, Zero Cpn, 6/15/25 ... 11,695 11,372
7328064.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,560 1,497
7328106.SQ.FTS.B, Zero Cpn, 6/16/25 ... 2,356 2,246
7328195.SQ.FTS.B, Zero Cpn, 6/16/25 ... 5,206 4,590
7328299.SQ.FTS.B, Zero Cpn, 6/16/25 ... 2,227 2,174
7328390.SQ.FTS.B, Zero Cpn, 6/16/25 ... 144 142
7328408.SQ.FTS.B, Zero Cpn, 6/16/25 ... 3,246 2,725
7328482.SQ.FTS.B, Zero Cpn, 6/16/25 ... 9,863 8,483
7328664.SQ.FTS.B, Zero Cpn, 6/16/25 ... 5,432 5,236
7328785.SQ.FTS.B, Zero Cpn, 6/16/25 ... 8,113 7,871
7329032.SQ.FTS.B, Zero Cpn, 6/16/25 ... 1,261 1,198
7329078.SQ.FTS.B, Zero Cpn, 6/17/25 ... 3,990 3,863
7329209.SQ.FTS.B, Zero Cpn, 6/17/25 ... 935 925
7329269.SQ.FTS.B, Zero Cpn, 6/17/25 ... 436 387
7329281.SQ.FTS.B, Zero Cpn, 6/17/25 ... 3,577 3,518
7329399.SQ.FTS.B, Zero Cpn, 6/17/25 ... 9,603 7,574
7329570.SQ.FTS.B, Zero Cpn, 6/17/25 ... 14,518 13,871
7329934.SQ.FTS.B, Zero Cpn, 6/17/25 ... 3,832 3,548
7330356.SQ.FTS.B, Zero Cpn, 6/18/25 ... 15,456 13,877
7330945.SQ.FTS.B, Zero Cpn, 6/18/25 ... 4,412 3,985
7331688.SQ.FTS.B, Zero Cpn, 6/18/25 ... 6,892 6,553
7331926.SQ.FTS.B, Zero Cpn, 6/18/25 ... 988 923
7331943.SQ.FTS.B, Zero Cpn, 6/18/25 ... 40,577 39,460
7333086.SQ.FTS.B, Zero Cpn, 6/18/25 ... 2,048 2,005
7333141.SQ.FTS.B, Zero Cpn, 6/18/25 ... 6,698 6,569
7333386.SQ.FTS.B, Zero Cpn, 6/18/25 ... 3,949 3,802
7333634.SQ.FTS.B, Zero Cpn, 6/18/25 ... 1,461 1,107
7333694.SQ.FTS.B, Zero Cpn, 6/18/25 ... 1,177 1,144
7333733.SQ.FTS.B, Zero Cpn, 6/18/25 ... 16,806 16,484
7334394.SQ.FTS.B, Zero Cpn, 6/18/25 ... 2,397 2,254
7334458.SQ.FTS.B, Zero Cpn, 6/19/25 ... 569 553
7334477.SQ.FTS.B, Zero Cpn, 6/19/25 ... 7,774 7,359
7334639.SQ.FTS.B, Zero Cpn, 6/19/25 ... 8,242 8,107
7334993.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,466 1,426
7335033.SQ.FTS.B, Zero Cpn, 6/19/25 ... 16,644 16,092
Description
Principal
Amount Value
Block, Inc. (continued)
7335667.SQ.FTS.B, Zero Cpn, 6/19/25 ... $ 7,610 $ 7,315
7335835.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,447 1,415
7335892.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,234 4,941
7335985.SQ.FTS.B, Zero Cpn, 6/19/25 ... 15,629 15,054
7336220.SQ.FTS.B, Zero Cpn, 6/19/25 ... 5,869 5,610
7336337.SQ.FTS.B, Zero Cpn, 6/19/25 ... 37,934 35,842
7336852.SQ.FTS.B, Zero Cpn, 6/19/25 ... 4,117 4,031
7336914.SQ.FTS.B, Zero Cpn, 6/19/25 ... 417 397
7336917.SQ.FTS.B, Zero Cpn, 6/19/25 ... 15,052 14,347
7337152.SQ.FTS.B, Zero Cpn, 6/19/25 ... 27,067 25,758
7337984.SQ.FTS.B, Zero Cpn, 6/19/25 ... 1,958 1,903
7338059.SQ.FTS.B, Zero Cpn, 6/19/25 ... 3,049 2,444
7338165.SQ.FTS.B, Zero Cpn, 6/19/25 ... 404 398
7338337.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,427 1,733
7338391.SQ.FTS.B, Zero Cpn, 6/20/25 ... 10,507 10,101
7338662.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,444 6,169
7338777.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,053 5,748
7338876.SQ.FTS.B, Zero Cpn, 6/20/25 ... 6,195 5,910
7338972.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,676 1,609
7339030.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,963 2,926
7339268.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,234 2,078
7339403.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,195 1,069
7339440.SQ.FTS.B, Zero C pn, 6/20/25 ... 2,029 1,075
7339477.SQ.FTS.B, Zero Cpn, 6/20/25 ... 18,587 18,123
7339839.SQ.FTS.B, Zero Cpn, 6/20/25 ... 814 808
7339873.SQ.FTS.B, Zero Cpn, 6/20/25 ... 5,364 5,057
7339973.SQ.FTS.B, Zero Cpn, 6/20/25 ... 19,049 18,637
7340262.SQ.FTS.B, Zero Cpn, 6/20/25 ... 3,193 3,094
7340314.SQ.FTS.B, Zero Cpn, 6/20/25 ... 28,288 24,135
7340525.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,361 2,324
7340564.SQ.FTS.B, Zero Cpn, 6/20/25 ... 5,158 4,871
7340646.SQ.FTS.B, Zero Cpn, 6/20/25 ... 11,108 9,811
7340745.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,976 1,902
7340760.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,058 1,931
7340777.SQ.FTS.B, Zero Cpn, 6/20/25 ... 2,213 2,050
7340785.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,156 756
7340929.SQ.FTS.B, Zero Cpn, 6/20/25 ... 1,467 1,330
7344546.SQ.FTS.B, Zero Cpn, 6/21/25 ... 18,375 17,840
7344910.SQ.FTS.B, Zero Cpn, 6/21/25 ... 16,991 16,462
7345408.SQ.FTS.B, Zero Cpn, 6/21/25 ... 12,347 11,868
7345527.SQ.FTS.B, Zero Cpn, 6/21/25 ... 10,412 10,152
7345720.SQ.FTS.B, Zero Cpn, 6/21/25 ... 7,274 7,001
7345849.SQ.FTS.B, Zero Cpn, 6/21/25 ... 4,193 4,004
7345915.SQ.FTS.B, Zero Cpn, 6/21/25 ... 5,169 4,988
7346033.SQ.FTS.B, Zero Cpn, 6/21/25 ... 764 747
7346059.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,885 1,818
7346123.SQ.FTS.B, Zero Cpn, 6/21/25 ... 13,136 11,433
7346312.SQ.FTS.B, Zero Cpn, 6/21/25 ... 11,294 10,864
7346601.SQ.FTS.B, Zero Cpn, 6/21/25 ... 14,738 14,314
7347119.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,747 1,692
7347161.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,672 1,624
7347199.SQ.FTS.B, Zero Cpn, 6/21/25 ... 10,523 10,145
7347412.SQ.FTS.B, Zero Cpn, 6/21/25 ... 992 971
7347531.SQ.FTS.B, Zero Cpn, 6/21/25 ... 7,185 6,976
7347634.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,737 1,160
7347644.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,210 1,126
7347663.SQ.FTS.B, Zero Cpn, 6/21/25 ... 1,892 1,818
7347758.SQ.FTS.B, Zero Cpn, 6/21/25 ... 2,124 2,084

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7348176.SQ.FTS.B, Zero Cpn, 6/22/25 ... $ 37,052 $ 36,377
7349176.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,429 4,110
7349335.SQ.FTS.B, Zero Cpn, 6/22/25 ... 2,641 2,499
7349387.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,344 3,575
7349442.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,909 1,774
7349551.SQ.FTS.B, Zero Cpn, 6/22/25 ... 9,060 8,685
7349801.SQ.FTS.B, Zero Cpn, 6/22/25 ... 907 883
7349867.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,317 1,227
7349943.SQ.FTS.B, Zero Cpn, 6/22/25 ... 177 174
7350007.SQ.FTS.B, Zero Cpn, 6/22/25 ... 4,297 4,242
7350229.SQ.FTS.B, Zero Cpn, 6/22/25 ... 2,467 2,384
7350346.SQ.FTS.B, Zero Cpn, 6/22/25 ... 5,852 5,523
7350489.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,659 1,592
7350547.SQ.FTS.B, Zero Cpn, 6/22/25 ... 10,113 9,553
7350753.SQ.FTS.B, Zero Cpn, 6/22/25 ... 12,213 11,762
7351047.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,324 1,299
7351090.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,892 1,828
7351131.SQ.FTS.B, Zero Cpn, 6/22/25 ... 1,071 1,057
7351150.SQ.FTS.B, Zero Cpn, 6/22/25 ... 8,494 8,389
7351560.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,827 925
7351591.SQ.FTS.B, Zero Cpn, 6/23/25 ... 10,790 10,305
7351763.SQ.FTS.B, Zero Cpn, 6/23/25 ... 2,316 2,254
7351823.SQ.FTS.B, Zero Cpn, 6/23/25 ... 3,005 2,864
7351853.SQ.FTS.B, Zero Cpn, 6/23/25 ... 5,993 5,899
7351966.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,912 1,849
7352009.SQ.FTS.B, Zero Cpn, 6/23/25 ... 2,354 2,307
7352061.SQ.FTS.B, Zero Cpn, 6/23/25 ... 6,765 6,541
7352142.SQ.FTS.B, Zero Cpn, 6/23/25 ... 1,051 978
7352154.SQ.FTS.B, Zero Cpn, 6/23/25 ... 2,054 1,871
7352175.SQ.FTS.B, Zero Cpn, 6/23/25 ... 22,979 20,359
7352428.SQ.FTS.B, Zero Cpn, 6/23/25 ... 8,938 8,752
7352602.SQ.FTS.B, Zero Cpn, 6/24/25 ... 15,258 14,378
7352758.SQ.FTS.B, Zero Cpn, 6/24/25 ... 10,581 10,140
7352911.SQ.FTS.B, Zero Cpn, 6/24/25 ... 342 339
7352926.SQ.FTS.B, Zero Cpn, 6/24/25 ... 23,942 22,773
7353214.SQ.FTS.B, Zero Cpn, 6/24/25 ... 6,370 6,077
7353332.SQ.FTS.B, Zero Cpn, 6/24/25 ... 3,970 2,751
7353367.SQ.FTS.B, Zero Cpn, 6/25/25 ... 4,493 4,406
7353459.SQ.FTS.B, Zero Cpn, 6/25/25 ... 4,645 4,232
7353518.SQ.FTS.B, Zero Cpn, 6/25/25 ... 2,484 1,168
7353531.SQ.FTS.B, Zero Cpn, 6/25/25 ... 3,181 2,981
7353572.SQ.FTS.B, Zero Cpn, 6/25/25 ... 1,207 1,190
7353595.SQ.FTS.B, Zero Cpn, 6/25/25 ... 880 837
7353602.SQ.FTS.B, Zero Cpn, 6/25/25 ... 909 867
7353620.SQ.FTS.B, Zero Cpn, 6/25/25 ... 14,704 13,979
7353671.SQ.FTS.B, Zero Cpn, 6/25/25 ... 10,572 9,889
7353779.SQ.FTS.B, Zero Cpn, 6/25/25 ... 404 392
7353785.SQ.FTS.B, Zero Cpn, 6/25/25 ... 1,955 1,814
7353813.SQ.FTS.B, Zero Cpn, 6/25/25 ... 5,734 5,527
7353896.SQ.FTS.B, Zero Cpn, 6/25/25 ... 1,654 854
7353920.SQ.FTS.B, Zero Cpn, 6/25/25 ... 2,039 1,977
7358629.SQ.FTS.B, Zero Cpn, 6/27/25 ... 14,970 14,486
7359023.SQ.FTS.B, Zero Cpn, 6/27/25 ... 2,063 2,030
7359113.SQ.FTS.B, Zero Cpn, 6/27/25 ... 3,442 3,408
7359461.SQ.FTS.B, Zero Cpn, 6/27/25 ... 4,955 4,835
7359600.SQ.FTS.B, Zero Cpn, 6/27/25 ... 38,264 36,846
7360145.SQ.FTS.B, Zero Cpn, 6/27/25 ... 44,552 42,519
7360615.SQ.FTS.B, Zero Cpn, 6/27/25 ... 21,044 20,252
Description
Principal
Amount Value
Block, Inc. (continued)
7360805.SQ.FTS.B, Zero Cpn, 6/27/25 ... $ 2,319 $ 1,382
7360828.SQ.FTS.B, Zero Cpn, 6/27/25 ... 3,977 3,698
7360875.SQ.FTS.B, Zero Cpn, 6/27/25 ... 4,147 4,051
7360923.SQ.FTS.B, Zero Cpn, 6/27/25 ... 9,170 8,780
7361101.SQ.FTS.B, Zero Cpn, 6/27/25 ... 913 901
7361261.SQ.FTS.B, Zero Cpn, 6/27/25 ... 133 132
7363981.SQ.FTS.B, Zero Cpn, 6/28/25 ... 18,061 16,029
7364343.SQ.FTS.B, Zero Cpn, 6/28/25 ... 225 218
7364354.SQ.FTS.B, Zero Cpn, 6/28/25 ... 27,976 25,416
7365117.SQ.FTS.B, Zero Cpn, 6/28/25 ... 772 746
7365153.SQ.FTS.B, Zero Cpn, 6/28/25 ... 3,514 3,048
7365222.SQ.FTS.B, Zero Cpn, 6/28/25 ... 6,144 6,053
7365501.SQ.FTS.B, Zero Cpn, 6/28/25 ... 5,813 5,493
7365594.SQ.FTS.B, Zero Cpn, 6/28/25 ... 5,169 5,060
7365762.SQ.FTS.B, Zero Cpn, 6/28/25 ... 1,974 1,906
7365795.SQ.FTS.B, Zero Cpn, 6/28/25 ... 1,277 1,225
7365827.SQ.FTS.B, Zero Cpn, 6/28/25 ... 12,811 12,123
7366164.SQ.FTS.B, Zero Cpn, 6/28/25 ... 4,694 4,374
7366252.SQ.FTS.B, Zero Cpn, 6/28/25 ... 3,206 3,167
7366353.SQ.FTS.B, Zero Cpn, 6/28/25 ... 939 920
7366379.SQ.FTS.B, Zero Cpn, 6/28/25 ... 5,391 5,083
7366703.SQ.FTS.B, Zero Cpn, 6/28/25 ... 742 733
7367414.SQ.FTS.B, Zero Cpn, 6/29/25 ... 2,360 2,261
7367516.SQ.FTS.B, Zero Cpn, 6/29/25 ... 959 925
7367527.SQ.FTS.B, Zero Cpn, 6/29/25 ... 4,519 4,316
7367665.SQ.FTS.B, Zero Cpn, 6/29 /25 ... 16,628 16,118
7368256.SQ.FTS.B, Zero Cpn, 6/29/25 ... 2,462 2,337
7368440.SQ.FTS.B, Zero Cpn, 6/29/25 ... 811 777
7368483.SQ.FTS.B, Zero Cpn, 6/29/25 ... 845 777
7368490.SQ.FTS.B, Zero Cpn, 6/29/25 ... 4,443 4,316
7368668.SQ.FTS.B, Zero Cpn, 6/29/25 ... 19,852 19,399
7370107.SQ.FTS.B, Zero Cpn, 6/29/25 ... 17,219 16,647
7370368.SQ.FTS.B, Zero Cpn, 6/30/25 ... 8,133 7,456
7370508.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,131 3,062
7370572.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,135 2,353
7370619.SQ.FTS.B, Zero Cpn, 6/30/25 ... 16,003 15,739
7370970.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,423 1,366
7371001.SQ.FTS.B, Zero Cpn, 6/30/25 ... 4,644 4,421
7371071.SQ.FTS.B, Zero Cpn, 6/30/25 ... 571 551
7371115.SQ.FTS.B, Zero Cpn, 6/30/25 ... 3,926 3,799
7371364.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,657 1,545
7371390.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,099 1,064
7371563.SQ.FTS.B, Zero Cpn, 6/30/25 ... 1,566 1,486
7371598.SQ.FTS.B, Zero Cpn, 6/30/25 ... 610 604
7371632.SQ.FTS.B, Zero Cpn, 6/30/25 ... 4,125 2,779
7371688.SQ.FTS.B, Zero Cpn, 6/30/25 ... 4,110 3,858
7371811.SQ.FTS.B, Zero Cpn, 7/01/25 ... 375 366
7371820.SQ.FTS.B, Zero Cpn, 7/01/25 ... 842 747
7371839.SQ.FTS.B, Zero Cpn, 7/01/25 ... 1,808 1,227
7371871.SQ.FTS.B, Zero Cpn, 7/01/25 ... 1,570 1,503
7371906.SQ.FTS.B, Zero Cpn, 7/01/25 ... 2,195 1,608
7371937.SQ.FTS.B, Zero Cpn, 7/01/25 ... 791 743
7371952.SQ.FTS.B, Zero Cpn, 7/01/25 ... 4,040 3,856
7372024.SQ.FTS.B, Zero Cpn, 7/01/25 ... 2,424 2,252
7372078.SQ.FTS.B, Zero Cpn, 7/01/25 ... 1,151 1,120
7372108.SQ.FTS.B, Zero Cpn, 7/01/25 ... 7,408 6,796
7372211.SQ.FTS.B, Zero Cpn, 7/01/25 ... 7,161 6,877
7372347.SQ.FTS.B, Zero Cpn, 7/01/25 ... 9,279 9,018

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7372521.SQ.FTS.B, Zero Cpn, 7/01/25 ... $ 1,949 $ 1,891
7372856.SQ.FTS.B, Zero Cpn, 7/02/25 ... 2,338 2,314
7373026.SQ.FTS.B, Zero Cpn, 7/02/25 ... 3,356 3,182
7373216.SQ.FTS.B, Zero Cpn, 7/02/25 ... 20,377 18,985
7373853.SQ.FTS.B, Zero Cpn, 7/02/25 ... 5,141 3,676
7373963.SQ.FTS.B, Zero Cpn, 7/02/25 ... 3,972 3,660
7374170.SQ.FTS.B, Zero Cpn, 7/02/25 ... 25,611 24,965
7374811.SQ.FTS.B, Zero Cpn, 7/02/25 ... 4,166 4,006
7374891.SQ.FTS.B, Zero Cpn, 7/02/25 ... 2,125 1,127
7374941.SQ.FTS.B, Zero Cpn, 7/02/25 ... 7,647 7,302
7375093.SQ.FTS.B, Zero Cpn, 7/02/25 ... 725 613
7375109.SQ.FTS.B, Zero Cpn, 7/02/25 ... 59,681 22,902
7375993.SQ.FTS.B, Zero Cpn, 7/03/25 ... 12,993 12,556
7376285.SQ.FTS.B, Zero Cpn, 7/03/25 ... 21,642 21,298
7377279.SQ.FTS.B, Zero Cpn, 7/03/25 ... 12,480 11,896
7377495.SQ.FTS.B, Zero Cpn, 7/03/25 ... 13,906 11,813
7377896.SQ.FTS.B, Zero Cpn, 7/03/25 ... 999 979
7377915.SQ.FTS.B, Zero Cpn, 7/03/25 ... 5,384 5,320
7378034.SQ.FTS.B, Zero Cpn, 7/03/25 ... 2,658 2,554
7378060.SQ.FTS.B, Zero Cpn, 7/03/25 ... 2,074 2,024
7378133.SQ.FTS.B, Zero Cpn, 7/03/25 ... 27,003 26,289
7378930.SQ.FTS.B, Zero Cpn, 7/03/25 ... 2,199 1,830
7378968.SQ.FTS.B, Zero Cpn, 7/03/25 ... 18,421 15,290
7380832.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,851 1,255
7380905.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,205 3,071
7380990.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,118 1,071
7381058.SQ.FTS.B, Zero Cpn, 7/04/25 ... 6,838 6,648
7381217.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,902 1,809
7381287.SQ.FTS.B, Zero Cpn, 7/04/25 ... 413 386
7381291.SQ.FTS.B, Zero Cpn, 7/04/25 ... 2,835 2,708
7381490.SQ.FTS.B, Zero Cpn, 7/04/25 ... 2,417 2,335
7381659.SQ.FTS.B, Zero Cpn, 7/04/25 ... 9,836 9,542
7381898.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,678 1,624
7381967.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,779 3,714
7382116.SQ.FTS.B, Zero Cpn, 7/04/25 ... 3,444 3,177
7382187.SQ.FTS.B, Zero Cpn, 7/04/25 ... 444 437
7382222.SQ.FTS.B, Zero Cpn, 7/04/25 ... 5,402 5,107
7382377.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,205 1,173
7382445.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,178 1,151
7382472.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,645 1,461
7382525.SQ.FTS.B, Zero Cpn, 7/04/25 ... 1,431 1,391
7382560.SQ.FTS.B, Zero Cpn, 7/04/25 ... 8,740 8,435
7382819.SQ.FTS.B, Zero Cpn, 7/04/25 ... 2,032 1,865
7382941.SQ.FTS.B, Zero Cpn, 7/04/25 ... 11,757 11,082
7383171.SQ.FTS.B, Zero Cpn, 7/04/25 ... 15,610 14,884
7383642.SQ.FTS.B, Zero Cpn, 7/04/25 ... 2,374 1,711
7383685.SQ.FTS.B, Zero Cpn, 7/04/25 ... 10,072 9,909
7384006.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,868 2,780
7384128.SQ.FTS.B, Zero Cpn, 7/05/25 ... 7,933 7,211
7384305.SQ.FTS.B, Zero Cpn, 7/05/25 ... 6,446 5,377
7384449.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,233 1,206
7384570.SQ.FTS.B, Zero Cpn, 7/05/25 ... 4,552 4,192
7384683.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,080 1,986
7384763.SQ.FTS.B, Zero Cpn, 7/05/25 ... 2,316 2,242
7384944.SQ.FTS.B, Zero Cpn, 7/05/25 ... 3,306 3,180
7385127.SQ.FTS.B, Zero Cpn, 7/05/25 ... 689 652
7385142.SQ.FTS.B, Zero Cpn, 7/05/25 ... 7,279 6,988
7385388.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,661 1,624
Description
Principal
Amount Value
Block, Inc. (continued)
7385870.SQ.FTS.B, Zero Cpn, 7/05/25 ... $ 2,486 $ 2,417
7385944.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,392 1,359
7386004.SQ.FTS.B, Zero Cpn, 7/05/25 ... 5,076 4,864
7386126.SQ.FTS.B, Zero Cpn, 7/05/25 ... 5,017 4,900
7386225.SQ.FTS.B, Zero Cpn, 7/05/25 ... 3,024 2,666
7386306.SQ.FTS.B, Zero Cpn, 7/05/25 ... 14,516 12,919
7386578.SQ.FTS.B, Zero Cpn, 7/05/25 ... 1,816 1,582
7386619.SQ.FTS.B, Zero Cpn, 7/05/25 ... 539 530
7386645.SQ.FTS.B, Zero Cpn, 7/05/25 ... 16,178 15,356
7386936.SQ.FTS.B, Zero Cpn, 7/06/25 ... 4,299 3,689
7387011.SQ.FTS.B, Zero Cpn, 7/06/25 ... 22,467 21,855
7387351.SQ.FTS.B, Zero C pn, 7/06/25 ... 2,442 1,425
7387389.SQ.FTS.B, Zero Cpn, 7/06/25 ... 5,567 5,417
7387502.SQ.FTS.B, Zero Cpn, 7/06/25 ... 17,021 16,669
7387904.SQ.FTS.B, Zero Cpn, 7/07/25 ... 2,471 2,132
7387946.SQ.FTS.B, Zero Cpn, 7/07/25 ... 4,561 4,382
7388021.SQ.FTS.B, Zero Cpn, 7/07/25 ... 12,483 12,235
7388247.SQ.FTS.B, Zero Cpn, 7/07/25 ... 21,962 21,562
7389521.SQ.FTS.B, Zero Cpn, 7/08/25 ... 3,218 3,023
7389620.SQ.FTS.B, Zero Cpn, 7/08/25 ... 4,255 4,142
7389761.SQ.FTS.B, Zero Cpn, 7/08/25 ... 556 549
7389801.SQ.FTS.B, Zero Cpn, 7/08/25 ... 18,974 17,716
7390025.SQ.FTS.B, Zero Cpn, 7/08/25 ... 58,720 56,418
7390931.SQ.FTS.B, Zero Cpn, 7/08/25 ... 3,259 3,217
7391026.SQ.FTS.B, Zero Cpn, 7/08/25 ... 10,382 8,687
7391152.SQ.FTS.B, Zero Cpn, 7/08/25 ... 1,800 1,688
7391195.SQ.FTS.B, Zero Cpn, 7/08/25 ... 5,931 5,811
7391369.SQ.FTS.B, Zero Cpn, 7/08/25 ... 25,017 21,187
7391592.SQ.FTS.B, Zero Cpn, 7/09/25 ... 5,902 3,237
7391709.SQ.FTS.B, Zero Cpn, 7/09/25 ... 10,332 7,767
7391950.SQ.FTS.B, Zero Cpn, 7/09/25 ... 15,319 14,550
7392291.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,117 1,079
7392358.SQ.FTS.B, Zero Cpn, 7/09/25 ... 9,605 9,427
7392715.SQ.FTS.B, Zero Cpn, 7/09/25 ... 5,749 5,388
7392856.SQ.FTS.B, Zero Cpn, 7/09/25 ... 479 467
7392910.SQ.FTS.B, Zero Cpn, 7/09/25 ... 9,080 8,924
7393202.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,795 1,677
7393235.SQ.FTS.B, Zero Cpn, 7/09/25 ... 5,629 5,473
7393382.SQ.FTS.B, Zero Cpn, 7/09/25 ... 6,262 5,953
7393495.SQ.FTS.B, Zero Cpn, 7/09/25 ... 6,496 6,342
7393677.SQ.FTS.B, Zero Cpn, 7/09/25 ... 398 394
7393704.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,881 1,824
7393766.SQ.FTS.B, Zero Cpn, 7/09/25 ... 1,765 1,419
7393791.SQ.FTS.B, Zero Cpn, 7/09/25 ... 5,408 5,303
7393832.SQ.FTS.B, Zero Cpn, 7/09/25 ... 6,665 6,442
7394034.SQ.FTS.B, Zero Cpn, 7/09/25 ... 16,597 15,976
7394351.SQ.FTS.B, Zero Cpn, 7/09/25 ... 5,596 5,330
7394433.SQ.FTS.B, Zero Cpn, 7/09/25 ... 12,049 9,984
7394535.SQ.FTS.B, Zero Cpn, 7/10/25 ... 530 524
7394781.SQ.FTS.B, Zero Cpn, 7/10/25 ... 1,400 1,358
7394814.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,870 2,777
7394867.SQ.FTS.B, Zero Cpn, 7/10/25 ... 22,741 22,285
7395626.SQ.FTS.B, Zero Cpn, 7/10/25 ... 1,747 1,697
7395683.SQ.FTS.B, Zero Cpn, 7/10/25 ... 2,734 2,534
7395717.SQ.FTS.B, Zero Cpn, 7/10/25 ... 7,809 7,499
7395853.SQ.FTS.B, Zero Cpn, 7/10/25 ... 1,402 1,381
7395888.SQ.FTS.B, Zero Cpn, 7/10/25 ... 54,689 48,961
7396709.SQ.FTS.B, Zero Cpn, 7/10/25 ... 23,280 22,513

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7400535.SQ.FTS.B, Zero Cpn, 7/11/25 ... $ 9,150 $ 8,820
7400662.SQ.FTS.B, Zero Cpn, 7/11/25 ... 4,063 3,877
7400721.SQ.FTS.B, Zero Cpn, 7/11/25 ... 4,554 3,213
7400778.SQ.FTS.B, Zero Cpn, 7/11/25 ... 436 431
7400804.SQ.FTS.B, Zero Cpn, 7/11/25 ... 7,078 6,941
7401159.SQ.FTS.B, Zero Cpn, 7/11/25 ... 10,967 10,481
7401469.SQ.FTS.B, Zero Cpn, 7/11/25 ... 2,168 1,454
7401533.SQ.FTS.B, Zero Cpn, 7/11/25 ... 2,041 1,984
7401623.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,126 1,107
7401729.SQ.FTS.B, Zero Cpn, 7/11/25 ... 2,200 2,083
7401757.SQ.FTS.B, Zero Cpn, 7/11/25 ... 3,076 3,009
7401829.SQ.FTS.B, Zero Cpn, 7/11/25 ... 533 516
7401856.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,670 1,452
7401887.SQ.FTS.B, Zero Cpn, 7/11/25 ... 9,523 8,240
7402053.SQ.FTS.B, Zero Cpn, 7/11/25 ... 34,776 32,198
7402970.SQ.FTS.B, Zero Cpn, 7/11/25 ... 1,510 1,262
7402982.SQ.FTS.B, Zero Cpn, 7/11/25 ... 35,067 33,489
7403593.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,535 1,454
7403758.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,105 2,030
7403854.SQ.FTS.B, Zero Cpn, 7/12/25 ... 9,754 9,401
7404129.SQ.FTS.B, Zero Cpn, 7/12/25 ... 8,509 8,013
7404529.SQ.FTS.B, Zero Cpn, 7/12/25 ... 11,156 10,540
7404861.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,931 2,834
7404931.SQ.FTS.B, Zero Cpn, 7/12/25 ... 12,181 11,768
7405222.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,267 2,154
7405273.SQ.FTS.B, Zero Cpn, 7/12/25 ... 914 876
7405293.SQ.FTS.B, Zero Cpn, 7/12/25 ... 324 321
7405305.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,676 1,636
7405337.SQ.FTS.B, Zero Cpn, 7/12/25 ... 209 207
7405344.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,720 1,600
7405407.SQ.FTS.B, Zero Cpn, 7/12/25 ... 15,636 15,045
7405704.SQ.FTS.B, Zero Cpn, 7/12/25 ... 1,356 1,340
7405781.SQ.FTS.B, Zero Cpn, 7/12/25 ... 262 261
7405987.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,900 2,477
7406074.SQ.FTS.B, Zero Cpn, 7/12/25 ... 4,747 4,645
7406282.SQ.FTS.B, Zero Cpn, 7/12/25 ... 2,633 2,554
7406380.SQ.FTS.B, Zero Cpn, 7/12/25 ... 62,217 60,400
7406511.SQ.FTS.B, Zero Cpn, 7/13/25 ... 17,334 15,241
7406693.SQ.FTS.B, Zero Cpn, 7/13/25 ... 5,476 5,378
7406827.SQ.FTS.B, Zero Cpn, 7/13/25 ... 7,285 7,100
7406989.SQ.FTS.B, Zero Cpn, 7/13/25 ... 26,978 21,440
7407468.SQ.FTS.B, Zero Cpn, 7/14/25 ... 2,324 2,222
7407524.SQ.FTS.B, Zero Cpn, 7/14/25 ... 5,201 5,040
7407628.SQ.FTS.B, Zero Cpn, 7/14/25 ... 1,611 1,554
7407661.SQ.FTS.B, Zero Cpn, 7/14/25 ... 640 611
7407679.SQ.FTS.B, Zero Cpn, 7/14/25 ... 1,948 1,876
7407711.SQ.FTS.B, Zero Cpn, 7/14/25 ... 3,066 2,999
7407933.SQ.FTS.B, Zero Cpn, 7/15/25 ... 7,632 7,388
7408113.SQ.FTS.B, Zero Cpn, 7/15/25 ... 4,461 4,260
7408191.SQ.FTS.B, Zero Cpn, 7/15/25 ... 2,638 2,565
7408240.SQ.FTS.B, Zero Cpn, 7/15/25 ... 2,103 2,026
7408277.SQ.FTS.B, Zero Cpn, 7/15/25 ... 7,297 7,075
7408420.SQ.FTS.B, Zero Cpn, 7/15/25 ... 1,441 1,400
7408690.SQ.FTS.B, Zero Cpn, 7/15/25 ... 2,102 2,048
7408724.SQ.FTS.B, Zero Cpn, 7/15/25 ... 21,226 20,449
7409605.SQ.FTS.B, Zero Cpn, 7/16/25 ... 3,060 2,994
7409748.SQ.FTS.B, Zero Cpn, 7/16/25 ... 5,382 5,160
7409916.SQ.FTS.B, Zero Cpn, 7/16/25 ... 28,194 26,402
Description
Principal
Amount Value
Block, Inc. (continued)
7410335.SQ.FTS.B, Zero Cpn, 7/16/25 ... $ 3,949 $ 3,306
7410407.SQ.FTS.B, Zero Cpn, 7/16/25 ... 10,183 9,541
7410659.SQ.FTS.B, Zero Cpn, 7/16/25 ... 44,398 42,411
7411597.SQ.FTS.B, Zero Cpn, 7/16/25 ... 2,672 2,578
7411662.SQ.FTS.B, Zero Cpn, 7/17/25 ... 4,385 4,294
7411856.SQ.FTS.B, Zero Cpn, 7/17/25 ... 6,790 6,517
7412053.SQ.FTS.B, Zero Cpn, 7/17/25 ... 685 661
7412116.SQ.FTS.B, Zero Cpn, 7/17/25 ... 1,481 1,446
7412183.SQ.FTS.B, Zero Cpn, 7/17/25 ... 15,463 15,251
7413041.SQ.FTS.B, Zero Cpn, 7/17/25 ... 3,842 3,701
7413116.SQ.FTS.B, Zero Cpn, 7/17/25 ... 25,325 23,198
7413447.SQ.FTS.B, Zero Cpn, 7/17/25 ... 2,733 2,700
7413564.SQ.FTS.B, Zero Cpn, 7/17/25 ... 41,301 40,064
7414409.SQ.FTS.B, Zero Cpn, 7/17/25 ... 49,356 46,123
7416118.SQ.FTS.B, Zero Cpn, 7/18/25 ... 1,375 1,340
7416216.SQ.FTS.B, Zero Cpn, 7/18/25 ... 61,876 59,552
7418055.SQ.FTS.B, Zero Cpn, 7/18/25 ... 35,789 35,014
7419116.SQ.FTS.B, Zero Cpn, 7/18/25 ... 2,390 2,218
7419159.SQ.FTS.B, Zero Cpn, 7/18/25 ... 7,734 7,467
7419240.SQ.FTS.B, Zero Cpn, 7/19/25 ... 3,339 2,780
7419400.SQ.FTS.B, Zero Cpn, 7/19/25 ... 24,762 23,417
7420489.SQ.FTS.B, Zero Cpn, 7/19/25 ... 1,843 1,813
7420540.SQ.FTS.B, Zero Cpn, 7/19/25 ... 6,392 6,240
7420704.SQ.FTS.B, Zero Cpn, 7/19/25 ... 74,074 70,482
7422447.SQ.FTS.B, Zero Cpn, 7/20/25 ... 22,645 21,812
7422788.SQ.FTS.B, Zero Cpn, 7/20/25 ... 11,592 11,150
7423021.SQ.FTS.B, Zero Cpn, 7/20/25 ... 973 962
7423060.SQ.FTS.B, Zero Cpn, 7/20/25 ... 21,929 20,976
7423386.SQ.FTS.B, Zero Cpn, 7/21/25 ... 3,324 3,253
7423428.SQ.FTS.B, Zero Cpn, 7/21/25 ... 2,746 2,652
7423477.SQ.FTS.B, Zero Cpn, 7/21/25 ... 7,865 7,583
7423624.SQ.FTS.B, Zero Cpn, 7/21/25 ... 1,069 1,056
7423657.SQ.FTS.B, Zero Cpn, 7/21/25 ... 7,200 6,625
7423820.SQ.FTS.B, Zero Cpn, 7/22/25 ... 739 677
7423833.SQ.FTS.B, Zero Cpn, 7/22/25 ... 10,734 10,511
7425061.SQ.FTS.B, Zero Cpn, 7/22/25 ... 8,385 7,998
7425367.SQ.FTS.B, Zero Cpn, 7/22/25 ... 13,304 12,493
7425647.SQ.FTS.B, Zero Cpn, 7/22/25 ... 11,498 10,668
7425835.SQ.FTS.B, Zero Cpn, 7/22/25 ... 9,905 9,371
7426188.SQ.FTS.B, Zero Cpn, 7/22/25 ... 1,212 1,194
7426255.SQ.FTS.B, Zero Cpn, 7/22/25 ... 3,568 3,405
7426327.SQ.FTS.B, Zero Cpn, 7/22/25 ... 856 795
7426350.SQ.FTS.B, Zero Cpn, 7/22/25 ... 4,480 4,360
7426430.SQ.FTS.B, Zero Cpn, 7/22/25 ... 1,103 1,077
7426502.SQ.FTS.B, Zero Cpn, 7/22/25 ... 18,782 17,939
7427050.SQ.FTS.B, Zero Cpn, 7/22/25 ... 20,152 15,280
7427325.SQ.FTS.B, Zero Cpn, 7/23/25 ... 647 637
7427387.SQ.FTS.B, Zero Cpn, 7/23/25 ... 1,478 1,404
7427416.SQ.FTS.B, Zero Cpn, 7/23/25 ... 8,149 7,781
7427569.SQ.FTS.B, Zero Cpn, 7/23/25 ... 10,036 9,555
7427771.SQ.FTS.B, Zero Cpn, 7/23/25 ... 4,579 4,368
7427851.SQ.FTS.B, Zero Cpn, 7/23/25 ... 5,795 5,711
7428342.SQ.FTS.B, Zero Cpn, 7/23/25 ... 3,817 3,730
7428663.SQ.FTS.B, Zero Cpn, 7/23/25 ... 8,491 8,169
7428823.SQ.FTS.B, Zero Cpn, 7/23/25 ... 23,698 22,892
7429631.SQ.FTS.B, Zero Cpn, 7/23/25 ... 11,696 11,334
7429768.SQ.FTS.B, Zero Cpn, 7/23/25 ... 16,664 16,102
7430066.SQ.FTS.B, Zero Cpn, 7/23/25 ... 36,017 34,765

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7430680.SQ.FTS.B, Zero Cpn, 7/24/25 ... $ 8,478 $ 8,237
7430917.SQ.FTS.B, Zero Cpn, 7/24/25 ... 18,942 18,400
7431703.SQ.FTS.B, Zero Cpn, 7/24/25 ... 192 190
7431859.SQ.FTS.B, Zero Cpn, 7/24/25 ... 2,944 2,878
7431939.SQ.FTS.B, Zero Cpn, 7/24/25 ... 4,469 4,148
7431987.SQ.FTS.B, Zero Cpn, 7/24/25 ... 1,382 1,343
7431999.SQ.FTS.B, Zero Cpn, 7/24/25 ... 76,414 60,777
7433056.SQ.FTS.B, Zero Cpn, 7/24/25 ... 10,966 10,649
7433415.SQ.FTS.B, Zero Cpn, 7/24/25 ... 25,146 24,479
7435516.SQ.FTS.B, Zero Cpn, 7/25/25 ... 1,481 1,454
7435635.SQ.FTS.B, Zero Cpn, 7/25/25 ... 438 423
7435657.SQ.FTS.B, Zero Cpn, 7/25/25 ... 8,377 8,165
7435918.SQ.FTS.B, Zero Cpn, 7/25/25 ... 1,727 1,693
7436046.SQ.FTS.B, Zero Cpn, 7/25/25 ... 12,115 11,554
7436646.SQ.FTS.B, Zero Cpn, 7/25/25 ... 5,721 5,634
7436971.SQ.FTS.B, Zero Cpn, 7/25/25 ... 2,309 2,203
7437062.SQ.FTS.B, Zero Cpn, 7/25/25 ... 3,762 3,581
7437247.SQ.FTS.B, Zero Cpn, 7/25/25 ... 1,729 1,677
7437662.SQ.FTS.B, Zero Cpn, 7/25/25 ... 2,350 2,239
7437725.SQ.FTS.B, Zero Cpn, 7/25/25 ... 9,175 9,035
7438338.SQ.FTS.B, Zero Cpn, 7/25/25 ... 1,483 1,462
7438474.SQ.FTS.B, Zero Cpn, 7/25/25 ... 4,786 4,568
7438614.SQ.FTS.B, Zero Cpn, 7/25/25 ... 5,459 5,027
7438729.SQ.FTS.B, Zero Cpn, 7/25/25 ... 4,611 4,370
7438902.SQ.FTS.B, Zero Cpn, 7/26/25 ... 9,218 8,764
7439179.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,163 1,015
7439189.SQ.FTS.B, Zero Cpn, 7/26/25 ... 11,363 10,964
7439698.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,784 3,727
7440035.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,661 1,619
7440092.SQ.FTS.B, Zero Cpn, 7/26/25 ... 4,892 4,787
7440287.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,112 1,093
7440318.SQ.FTS.B, Zero Cpn, 7/26/25 ... 4,717 4,570
7440471.SQ.FTS.B, Zero Cpn, 7/26/25 ... 4,926 4,762
7440592.SQ.FTS.B, Zero Cpn, 7/26/25 ... 899 874
7440620.SQ.FTS.B, Zero Cpn, 7/26/25 ... 3,364 3,184
7440684.SQ.FTS.B, Zero Cpn, 7/26/25 ... 6,070 5,610
7440744.SQ.FTS.B, Zero Cpn, 7/26/25 ... 7,005 6,535
7440842.SQ.FTS.B, Zero Cpn, 7/26/25 ... 9,913 9,454
7441037.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,984 1,909
7441107.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,301 1,274
7441185.SQ.FTS.B, Zero Cpn, 7/26/25 ... 14,386 12,901
7441533.SQ.FTS.B, Zero Cpn, 7/26/25 ... 991 962
7441613.SQ.FTS.B, Zero Cpn, 7/26/25 ... 11,194 11,018
7441937.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,241 1,045
7441985.SQ.FTS.B, Zero Cpn, 7/26/25 ... 1,698 1,661
7442030.SQ.FTS.B, Zero Cpn, 7/26/25 ... 10,075 9,746
7442092.SQ.FTS.B, Zero Cpn, 7/27/25 ... 4,526 4,294
7442156.SQ.FTS.B, Zero Cpn, 7/27/25 ... 13,293 9,314
7442323.SQ.FTS.B, Zero Cpn, 7/27/25 ... 3,354 3,225
7442376.SQ.FTS.B, Zero Cpn, 7/27/25 ... 2,564 2,491
7442430.SQ.FTS.B, Zero Cpn, 7/27/25 ... 6,641 6,413
7442540.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,643 1,597
7442569.SQ.FTS.B, Zero Cpn, 7/27/25 ... 10,285 9,900
7442747.SQ.FTS.B, Zero Cpn, 7/27/25 ... 1,848 1,799
7442798.SQ.FTS.B, Zero Cpn, 7/27/25 ... 3,140 3,045
7442855.SQ.FTS.B, Zero Cpn, 7/27/25 ... 2,495 2,419
7442897.SQ.FTS.B, Zero Cpn, 7/28/25 ... 6,374 6,159
7443013.SQ.FTS.B, Zero Cpn, 7/28/25 ... 2,055 1,985
Description
Principal
Amount Value
Block, Inc. (continued)
7443050.SQ.FTS.B, Zero Cpn, 7/28/25 ... $ 9,483 $ 9,097
7443208.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,134 1,114
7443238.SQ.FTS.B, Zero Cpn, 7/28/25 ... 1,696 1,648
7443270.SQ.FTS.B, Zero Cpn, 7/28/25 ... 2,980 2,742
7443464.SQ.FTS.B, Zero Cpn, 7/28/25 ... 2,791 2,725
7443523.SQ.FTS.B, Zero Cpn, 7/28/25 ... 548 537
7443538.SQ.FTS.B, Zero Cpn, 7/28/25 ... 7,487 7,206
7444163.SQ.FTS.B, Zero Cpn, 7/29/25 ... 1,641 1,577
7444181.SQ.FTS.B, Zero Cpn, 7/29/25 ... 2,762 2,642
7444315.SQ.FTS.B, Zero Cpn, 7/29/25 ... 22,268 21,466
7445544.SQ.FTS.B, Zero Cpn, 7/29/25 ... 2,132 2,057
7445604.SQ.FTS.B, Zero Cpn, 7/29/25 ... 1,608 1,550
7445629.SQ.FTS.B, Zero Cpn, 7/29/25 ... 2,123 1,543
7445696.SQ.FTS.B, Zero Cpn, 7/29/25 ... 2,982 2,934
7445806.SQ.FTS.B, Zero Cpn, 7/29/25 ... 41,506 40,779
7446581.SQ.FTS.B, Zero Cpn, 7/29/25 ... 6,122 5,467
7446704.SQ.FTS.B, Zero Cpn, 7/29/25 ... 5,335 5,033
7446808.SQ.FTS.B, Zero Cpn, 7/29/25 ... 46,968 44,850
7447596.SQ.FTS.B, Zero Cpn, 7/29/25 ... 349 340
7447608.SQ.FTS.B, Zero Cpn, 7/29/25 ... 8,553 8,220
7447727.SQ.FTS.B, Zero Cpn, 7/30/25 ... 12,645 11,551
7448051.SQ.FTS.B, Zero Cpn, 7/30/25 ... 4,715 4,538
7448168.SQ.FTS.B, Zero Cpn, 7/30/25 ... 2,566 2,474
7448292.SQ.FTS.B, Zero Cpn, 7/30/25 ... 8,167 7,647
7448587.SQ.FTS.B, Zero Cpn, 7/30/25 ... 524 499
7448618.SQ.FTS.B, Zero Cpn, 7/30/25 ... 6,525 6,286
7449054.SQ.FTS.B, Zero Cpn, 7/30/25 ... 32,587 31,334
7449635.SQ.FTS.B, Zero Cpn, 7/30/25 ... 2,434 2,359
7449674.SQ.FTS.B, Zero Cpn, 7/30/25 ... 5,980 5,356
7449832.SQ.FTS.B, Zero Cpn, 7/30/25 ... 23,712 19,309
7450217.SQ.FTS.B, Zero Cpn, 7/30/25 ... 7,228 6,954
7450341.SQ.FTS.B, Zero Cpn, 7/30/25 ... 4,824 3,400
7450385.SQ.FTS.B, Zero Cpn, 7/30/25 ... 24,065 21,384
7450836.SQ.FTS.B, Zero Cpn, 7/30/25 ... 711 686
7450843.SQ.FTS.B, Zero Cpn , 7/30/25 ... 535 436
7450851.SQ.FTS.B, Zero Cpn, 7/30/25 ... 17,130 16,558
7451096.SQ.FTS.B, Zero Cpn, 7/31/25 ... 2,344 2,266
7451190.SQ.FTS.B, Zero Cpn, 7/31/25 ... 4,701 4,480
7451238.SQ.FTS.B, Zero Cpn, 7/31/25 ... 7,684 7,350
7451527.SQ.FTS.B, Zero Cpn, 7/31/25 ... 4,836 4,660
7451725.SQ.FTS.B, Zero Cpn, 7/31/25 ... 25,857 24,750
7452565.SQ.FTS.B, Zero Cpn, 7/31/25 ... 45,197 43,246
7453174.SQ.FTS.B, Zero Cpn, 7/31/25 ... 8,380 8,022
7453402.SQ.FTS.B, Zero Cpn, 7/31/25 ... 7,341 6,873
7453555.SQ.FTS.B, Zero Cpn, 7/31/25 ... 5,185 4,987
7453701.SQ.FTS.B, Zero Cpn, 7/31/25 ... 5,750 5,508
7453953.SQ.FTS.B, Zero Cpn, 7/31/25 ... 5,046 4,851
7454034.SQ.FTS.B, Zero Cpn, 7/31/25 ... 689 618
7454083.SQ.FTS.B, Zero Cpn, 7/31/25 ... 1,653 1,526
7456232.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,786 1,717
7456324.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,030 1,004
7456391.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,275 2,180
7456486.SQ.FTS.B, Zero Cpn, 8/01/25 ... 496 481
7456506.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,377 1,313
7456558.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,508 2,389
7456604.SQ.FTS.B, Zero Cpn, 8/01/25 ... 8,804 6,637
7456717.SQ.FTS.B, Zero Cpn, 8/01/25 ... 3,260 3,160
7456866.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,933 2,818

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7457066.SQ.FTS.B, Zero Cpn, 8/01/25 ... $ 9,242 $ 8,838
7457540.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,690 1,621
7457600.SQ.FTS.B, Zero Cpn, 8/01/25 ... 15,379 14,844
7458051.SQ.FTS.B, Zero Cpn, 8/01/25 ... 8,469 7,943
7458237.SQ.FTS.B, Zero Cpn, 8/01/25 ... 3,544 3,387
7458281.SQ.FTS.B, Zero Cpn, 8/01/25 ... 8,121 5,462
7458414.SQ.FTS.B, Zero Cpn, 8/01/25 ... 961 923
7458450.SQ.FTS.B, Zero Cpn, 8/01/25 ... 6,018 5,834
7458680.SQ.FTS.B, Zero Cpn, 8/01/25 ... 313 303
7458721.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,220 2,126
7458753.SQ.FTS.B, Zero Cpn, 8/01/25 ... 6,058 5,847
7458896.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,864 1,774
7458970.SQ.FTS.B, Zero Cpn, 8/01/25 ... 13,916 13,153
7459192.SQ.FTS.B, Zero Cpn, 8/01/25 ... 2,982 2,006
7459244.SQ.FTS.B, Zero Cpn, 8/01/25 ... 1,271 1,210
7459286.SQ.FTS.B, Zero Cpn, 8/01/25 ... 12,780 12,173
7459663.SQ.FTS.B, Zero Cpn, 8/01/25 ... 5,131 4,946
7459895.SQ.FTS.B, Zero Cpn, 8/02/25 ... 3,796 3,585
7460101.SQ.FTS.B, Zero Cpn, 8/02/25 ... 331 319
7460112.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,788 1,726
7460197.SQ.FTS.B, Zero Cpn, 8/02/25 ... 12,236 11,791
7461094.SQ.FTS.B, Zero Cpn, 8/02/25 ... 2,488 2,397
7461204.SQ.FTS.B, Zero Cpn, 8/02/25 ... 923 814
7461360.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,575 1,519
7461384.SQ.FTS.B, Zero Cpn, 8/02/25 ... 1,254 1,191
7461398.SQ.FTS.B, Zero Cpn, 8/02/25 ... 2,976 2,827
7461453.SQ.FTS.B, Zero Cpn, 8/02/25 ... 743 721
7461465.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,165 3,483
7461512.SQ.FTS.B, Zero Cpn, 8/02/25 ... 5,966 5,070
7461553.SQ.FTS.B, Zero Cpn, 8/02/25 ... 4,338 4,149
7461589.SQ.FTS.B, Zero Cpn, 8/02/25 ... 538 520
7461609.SQ.FTS.B, Zero Cpn, 8/02/25 ... 5,284 5,105
7461672.SQ.FTS.B, Zero Cpn, 8/02/25 ... 11,040 10,674
7461863.SQ.FTS.B, Zero Cpn, 8/02/25 ... 864 722
7461871.SQ.FTS.B, Zero Cpn, 8/02/25 ... 24,489 23,619
7462647.SQ.FTS.B, Zero Cpn, 8/02/25 ... 9,162 8,792
7462735.SQ.FTS.B, Zero Cpn, 8/03/25 ... 3,896 3,683
7462809.SQ.FTS.B, Zero Cpn, 8/03/25 ... 78,103 74,783
7464052.SQ.FTS.B, Zero Cpn, 8/04/25 ... 23,049 22,121
7464363.SQ.FTS.B, Zero Cpn, 8/04/25 ... 5,758 5,046
7464515.SQ.FTS.B, Zero Cpn, 8/04/25 ... 9,066 8,638
7464926.SQ.FTS.B, Zero Cpn, 8/05/25 ... 7,192 5,183
7465024.SQ.FTS.B, Zero Cpn, 8/05/25 ... 11,161 10,719
7465427.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,831 2,301
7465583.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,131 2,046
7465684.SQ.FTS.B, Zero Cpn, 8/05/25 ... 5,311 5,099
7465978.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,841 1,750
7466019.SQ.FTS.B, Zero Cpn, 8/05/25 ... 9,229 8,800
7466258.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,451 1,358
7466314.SQ.FTS.B, Zero Cpn, 8/05/25 ... 6,381 6,091
7466474.SQ.FTS.B, Zero Cpn, 8/05/25 ... 5,366 4,573
7466592.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,591 2,479
7466645.SQ.FTS.B, Zero Cpn, 8/05/25 ... 6,590 6,333
7466822.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,112 2,036
7466854.SQ.FTS.B, Zero Cpn, 8/05/25 ... 13,008 11,918
7467012.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,075 1,719
7467043.SQ.FTS.B, Zero Cpn, 8/05/25 ... 1,106 1,054
7467058.SQ.FTS.B, Zero Cpn, 8/05/25 ... 5,572 5,372
Description
Principal
Amount Value
Block, Inc. (continued)
7467174.SQ.FTS.B, Zero Cpn, 8/05/25 ... $ 1,556 $ 1,447
7467190.SQ.FTS.B, Zero Cpn, 8/05/25 ... 4,173 4,004
7467225.SQ.FTS.B, Zero Cpn, 8/05/25 ... 14,117 13,444
7467572.SQ.FTS.B, Zero Cpn, 8/05/25 ... 12,815 12,306
7467854.SQ.FTS.B, Zero Cpn, 8/05/25 ... 3,865 3,626
7467944.SQ.FTS.B, Zero Cpn, 8/05/25 ... 3,771 3,629
7468014.SQ.FTS.B, Zero Cpn, 8/05/25 ... 2,845 2,678
7468040.SQ.FTS.B, Zero Cpn, 8/05/25 ... 592 575
7468055.SQ.FTS.B, Zero Cpn, 8/05/25 ... 45,912 43,401
7468723.SQ.FTS.B, Zero Cpn, 8/06/25 ... 8,358 7,836
7468945.SQ.FTS.B, Zero Cpn, 8/06/25 ... 1,649 1,593
7469010.SQ.FTS.B, Zero Cpn, 8/06/25 ... 29,733 28,241
7470121.SQ.FTS.B, Zero Cpn, 8/06/25 ... 3,488 3,283
7470201.SQ.FTS.B, Zero Cpn, 8/06/25 ... 10,382 9,864
7470814.SQ.FTS.B, Zero Cpn, 8/06/25 ... 32,329 31,068
7471382.SQ.FTS.B, Zero Cpn, 8/06/25 ... 1,821 1,759
7471476.SQ.FTS.B, Zero Cpn, 8/06/25 ... 2,490 2,351
7471564.SQ.FTS.B, Zero Cpn, 8/07/25 ... 983 954
7471655.SQ.FTS.B, Zero Cpn, 8/07/25 ... 12,234 11,448
7471926.SQ.FTS.B, Zero Cpn, 8/07/25 ... 1,071 1,017
7471939.SQ.FTS.B, Zero Cpn, 8/07/25 ... 22,931 21,689
7472709.SQ.FTS.B, Zero Cpn, 8/07/25 ... 12,775 12,224
7472913.SQ.FTS.B, Zero Cpn, 8/07/25 ... 7,121 6,862
7473053.SQ.FTS.B, Zero Cpn, 8/07/25 ... 41,403 37,977
7473568.SQ.FTS.B, Zero Cpn, 8/07/25 ... 9,383 9,017
7473677.SQ.FTS.B, Zero Cpn, 8/07/25 ... 4,351 4,178
7473748.SQ.FTS.B, Zero Cpn, 8/07/25 ... 59,544 57,182
7474742.SQ.FTS.B, Zero Cpn, 8/07/25 ... 3,089 2,640
7476690.SQ.FTS.B, Zero Cpn, 8/08/25 ... 3,674 3,548
7476849.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,528 1,483
7476877.SQ.FTS.B, Zero Cpn, 8/08/25 ... 39,012 37,475
7477993.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,454 2,370
7478115.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,649 2,210
7478148.SQ.FTS.B, Zero Cpn, 8/08/25 ... 2,165 2,076
7478188.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,912 1,842
7478221.SQ.FTS.B, Zero Cpn, 8/08/25 ... 947 917
7478245.SQ.FTS.B, Zero Cpn, 8/08/25 ... 4,971 4,056
7478314.SQ.FTS.B, Zero Cpn, 8/08/25 ... 33,370 29,797
7478767.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,898 1,775
7478796.SQ.FTS.B, Zero Cpn, 8/08/25 ... 11,530 11,074
7479042.SQ.FTS.B, Zero Cpn, 8/08/25 ... 5,234 5,027
7479092.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,032 861
7479113.SQ.FTS.B, Zero Cpn, 8/08/25 ... 1,150 1,104
7479131.SQ.FTS.B, Zero Cpn, 8/08/25 ... 36,215 34,724
7479810.SQ.FTS.B, Zero Cpn, 8/08/25 ... 7,396 7,117
7479973.SQ.FTS.B, Zero Cpn, 8/08/25 ... 17,611 16,353
7480168.SQ.FTS.B, Zero Cpn, 8/09/25 ... 545 528
7480273.SQ.FTS.B, Zero Cpn, 8/09/25 ... 30,147 28,836
7481296.SQ.FTS.B, Zero Cpn, 8/09/25 ... 2,464 2,377
7481403.SQ.FTS.B, Zero Cpn, 8/09/25 ... 4,241 4,027
7481668.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,339 1,293
7481690.SQ.FTS.B, Zero Cpn, 8/09/25 ... 9,588 9,171
7481823.SQ.FTS.B, Zero Cpn, 8/09/25 ... 21,052 20,124
7482168.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,026 988
7482194.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,374 1,328
7482232.SQ.FTS.B, Zero Cpn, 8/09/25 ... 1,074 1,019
7482244.SQ.FTS.B, Zero Cpn, 8/09/25 ... 2,118 2,017
7482274.SQ.FTS.B, Zero Cpn, 8/09/25 ... 13,938 13,277

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7482632.SQ.FTS.B, Zero Cpn, 8/09/25 ... $ 4,633 $ 4,474
7482809.SQ.FTS.B, Zero Cpn, 8/09/25 ... 23,607 22,657
7483220.SQ.FTS.B, Zero Cpn, 8/10/25 ... 2,733 2,603
7483256.SQ.FTS.B, Zero Cpn, 8/10/25 ... 52,284 50,200
7484096.SQ.FTS.B, Zero Cpn, 8/11/25 ... 5,382 5,048
7484189.SQ.FTS.B, Zero Cpn, 8/11/25 ... 21,056 19,713
7484471.SQ.FTS.B, Zero Cpn, 8/11/25 ... 2,592 1,698
7484514.SQ.FTS.B, Zero Cpn, 8/11/25 ... 29,352 28,215
7485386.SQ.FTS.B, Zero Cpn, 8/12/25 ... 6,846 6,040
7485659.SQ.FTS.B, Zero Cpn, 8/12/25 ... 2,385 2,203
7485847.SQ.FTS.B, Zero Cpn, 8/12/25 ... 2,626 2,518
7485949.SQ.FTS.B, Zero Cpn, 8/12/25 ... 13,324 12,808
7486310.SQ.FTS.B, Zero Cpn, 8/12/25 ... 16,505 15,883
7486700.SQ.FTS.B, Zero Cpn, 8/12/25 ... 3,318 3,189
7486727.SQ.FTS.B, Zero Cpn, 8/12/25 ... 2,158 2,070
7486754.SQ.FTS.B, Zero Cpn, 8/12/25 ... 808 782
7486772.SQ.FTS.B, Zero Cpn, 8/12/25 ... 43,943 42,188
7487370.SQ.FTS.B, Zero Cpn, 8/12/25 ... 1,275 1,227
7487397.SQ.FTS.B, Zero Cpn, 8/12/25 ... 25,814 24,729
7487839.SQ.FTS.B, Zero Cpn, 8/12/25 ... 4,114 3,930
7487915.SQ.FTS.B, Zero Cpn, 8/12/25 ... 44,140 41,322
7488367.SQ.FTS.B, Zero Cpn, 8/13/25 ... 12,119 11,610
7488686.SQ.FTS.B, Zero Cpn, 8/13/25 ... 9,582 8,972
7488986.SQ.FTS.B, Zero Cpn, 8/13/25 ... 362 354
7489008.SQ.FTS.B, Zero Cpn, 8/13/25 ... 4,935 4,765
7489288.SQ.FTS.B, Zero Cpn, 8/13/25 ... 16,240 15,574
7489972.SQ.FTS.B, Zero Cpn, 8/13/25 ... 17,305 14,670
7490319.SQ.FTS.B, Zero Cpn, 8/13/25 ... 31,721 30,408
7490860.SQ.FTS.B, Zero Cpn, 8/13/25 ... 9,236 7,779
7491011.SQ.FTS.B, Zero Cpn, 8/13/25 ... 992 901
7491096.SQ.FTS.B, Zero C pn, 8/13/25 ... 56,990 54,654
7492036.SQ.FTS.B, Zero Cpn, 8/14/25 ... 1,313 1,258
7492120.SQ.FTS.B, Zero Cpn, 8/14/25 ... 560 541
7492149.SQ.FTS.B, Zero Cpn, 8/14/25 ... 14,793 14,185
7492564.SQ.FTS.B, Zero Cpn, 8/14/25 ... 13,123 12,632
7493166.SQ.FTS.B, Zero Cpn, 8/14/25 ... 9,247 8,875
7493445.SQ.FTS.B, Zero Cpn, 8/14/25 ... 5,854 4,551
7493533.SQ.FTS.B, Zero Cpn, 8/14/25 ... 4,477 4,297
7493663.SQ.FTS.B, Zero Cpn, 8/14/25 ... 1,062 1,025
7493693.SQ.FTS.B, Zero Cpn, 8/14/25 ... 9,236 8,648
7493868.SQ.FTS.B, Zero Cpn, 8/14/25 ... 3,437 3,083
7493939.SQ.FTS.B, Zero Cpn, 8/14/25 ... 2,140 2,064
7493977.SQ.FTS.B, Zero Cpn, 8/14/25 ... 419 408
7493998.SQ.FTS.B, Zero Cpn, 8/14/25 ... 23,952 21,481
7494332.SQ.FTS.B, Zero Cpn, 8/14/25 ... 14,522 13,954
7494646.SQ.FTS.B, Zero Cpn, 8/14/25 ... 3,005 2,814
7494742.SQ.FTS.B, Zero Cpn, 8/14/25 ... 6,392 6,150
7494967.SQ.FTS.B, Zero Cpn, 8/14/25 ... 91 77
7494978.SQ.FTS.B, Zero Cpn, 8/14/25 ... 4,078 3,908
7495215.SQ.FTS.B, Zero Cpn, 8/14/25 ... 15,692 14,076
7495531.SQ.FTS.B, Zero Cpn, 8/14/25 ... 44,673 42,656
7500125.SQ.FTS.B, Zero Cpn, 8/15/25 ... 15,164 14,552
7500382.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,194 2,096
7500412.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,003 1,926
7500489.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,678 1,612
7500546.SQ.FTS.B, Zero Cpn, 8/15/25 ... 5,728 5,476
7500684.SQ.FTS.B, Zero Cpn, 8/15/25 ... 960 929
7500707.SQ.FTS.B, Zero Cpn, 8/15/25 ... 18,466 17,905
Description
Principal
Amount Value
Block, Inc. (continued)
7501683.SQ.FTS.B, Zero Cpn, 8/15/25 ... $ 10,018 $ 9,682
7502046.SQ.FTS.B, Zero Cpn, 8/15/25 ... 18,772 17,950
7502359.SQ.FTS.B, Zero Cpn, 8/15/25 ... 18,564 17,858
7502720.SQ.FTS.B, Zero Cpn, 8/15/25 ... 2,589 2,487
7502755.SQ.FTS.B, Zero Cpn, 8/15/25 ... 8,331 7,797
7502831.SQ.FTS.B, Zero Cpn, 8/15/25 ... 14,796 14,167
7503077.SQ.FTS.B, Zero Cpn, 8/15/25 ... 6,030 5,206
7503156.SQ.FTS.B, Zero Cpn, 8/15/25 ... 23,744 22,227
7503563.SQ.FTS.B, Zero Cpn, 8/15/25 ... 14,616 13,972
7503959.SQ.FTS.B, Zero Cpn, 8/15/25 ... 3,840 3,680
7504041.SQ.FTS.B, Zero Cpn, 8/15/25 ... 1,026 909
7504047.SQ.FTS.B, Zero Cpn, 8/15/25 ... 33,677 31,661
7504528.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,059 5,814
7504681.SQ.FTS.B, Zero Cpn, 8/16/25 ... 1,056 1,015
7504764.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,881 6,610
7504978.SQ.FTS.B, Zero Cpn, 8/16/25 ... 22,652 19,558
7505604.SQ.FTS.B, Zero Cpn, 8/16/25 ... 8,158 7,737
7505976.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,953 6,709
7506371.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,516 2,142
7506425.SQ.FTS.B, Zero Cpn, 8/16/25 ... 4,910 4,737
7506588.SQ.FTS.B, Zero Cpn, 8/16/25 ... 32,811 31,536
7507182.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,115 2,026
7507222.SQ.FTS.B, Zero Cpn, 8/16/25 ... 2,709 2,605
7507303.SQ.FTS.B, Zero Cpn, 8/16/25 ... 9,085 8,723
7507480.SQ.FTS.B, Zero Cpn, 8/16/25 ... 5,600 5,372
7507529.SQ.FTS.B, Zero Cpn, 8/16/25 ... 6,511 6,209
7507658.SQ.FTS.B, Zero Cpn, 8/16/25 ... 210 205
7507718.SQ.FTS.B, Zero Cpn, 8/16/25 ... 7,733 7,241
7507896.SQ.FTS.B, Zero Cpn, 8/16/25 ... 17,118 16,413
7508064.SQ.FTS.B, Zero Cpn, 8/16/25 ... 38,731 37,103
7508857.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,374 1,302
7508898.SQ.FTS.B, Zero Cpn, 8/17/25 ... 4,515 4,359
7508988.SQ.FTS.B, Zero Cpn, 8/17/25 ... 12,077 11,363
7509164.SQ.FTS.B, Zero Cpn, 8/17/25 ... 2,759 2,645
7509221.SQ.FTS.B, Zero Cpn, 8/17/25 ... 15,188 14,394
7509485.SQ.FTS.B, Zero Cpn, 8/17/25 ... 8,290 7,800
7509610.SQ.FTS.B, Zero Cpn, 8/17/25 ... 1,791 1,722
7509634.SQ.FTS.B, Zero Cpn, 8/17/25 ... 7,168 6,813
7509745.SQ.FTS.B, Zero Cpn, 8/17/25 ... 2,402 2,260
7509789.SQ.FTS.B, Zero Cpn, 8/17/25 ... 25,026 23,977
7510155.SQ.FTS.B, Zero Cpn, 8/18/25 ... 15,439 14,793
7510417.SQ.FTS.B, Zero Cpn, 8/18/25 ... 2,540 2,437
7510461.SQ.FTS.B, Zero Cpn, 8/18/25 ... 3,505 3,107
7510503.SQ.FTS.B, Zero Cpn, 8/18/25 ... 3,070 2,758
7510547.SQ.FTS.B, Zero Cpn, 8/18/25 ... 8,613 8,260
7510656.SQ.FTS.B, Zero Cpn, 8/18/25 ... 5,861 5,530
7510756.SQ.FTS.B, Zero Cpn, 8/18/25 ... 9,060 8,698
7510879.SQ.FTS.B, Zero Cpn, 8/18/25 ... 3,030 2,898
7510920.SQ.FTS.B, Zero Cpn, 8/18/25 ... 7,910 7,576
7511037.SQ.FTS.B, Zero Cpn, 8/18/25 ... 12,185 11,691
7511244.SQ.FTS.B, Zero Cpn, 8/19/25 ... 7,172 6,880
7511405.SQ.FTS.B, Zero Cpn, 8/19/25 ... 4,398 4,238
7511473.SQ.FTS.B, Zero Cpn, 8/19/25 ... 3,727 3,572
7511541.SQ.FTS.B, Zero Cpn, 8/19/25 ... 467 453
7511573.SQ.FTS.B, Zero Cpn, 8/19/25 ... 65,546 58,161
7512260.SQ.FTS.B, Zero Cpn, 8/19/25 ... 3,718 3,553
7512315.SQ.FTS.B, Zero Cpn, 8/19/25 ... 5,438 5,198
7512384.SQ.FTS.B, Zero Cpn , 8/19/25 ... 4,510 4,346

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7512447.SQ.FTS.B, Zero Cpn, 8/19/25 ... $ 7,283 $ 6,961
7512538.SQ.FTS.B, Zero Cpn, 8/19/25 ... 21,208 20,324
7512941.SQ.FTS.B, Zero Cpn, 8/20/25 ... 11,212 10,758
7513040.SQ.FTS.B, Zero Cpn, 8/20/25 ... 1,809 1,719
7513049.SQ.FTS.B, Zero Cpn, 8/20/25 ... 6,982 6,722
7513537.SQ.FTS.B, Zero Cpn, 8/20/25 ... 1,402 1,354
7513664.SQ.FTS.B, Zero Cpn, 8/20/25 ... 5,710 5,405
7513784.SQ.FTS.B, Zero Cpn, 8/20/25 ... 3,580 3,470
7513911.SQ.FTS.B, Zero Cpn, 8/20/25 ... 3,384 2,937
7513968.SQ.FTS.B, Zero Cpn, 8/20/25 ... 957 909
7513981.SQ.FTS.B, Zero Cpn, 8/20/25 ... 35,508 34,049
7514529.SQ.FTS.B, Zero Cpn, 8/20/25 ... 2,803 2,684
7514593.SQ.FTS.B, Zero Cpn, 8/20/25 ... 28,386 27,295
7514996.SQ.FTS.B, Zero Cpn, 8/20/25 ... 3,128 3,003
7515032.SQ.FTS.B, Zero Cpn, 8/20/25 ... 7,018 6,668
7515105.SQ.FTS.B, Zero Cpn, 8/20/25 ... 1,443 1,379
7515133.SQ.FTS.B, Zero Cpn, 8/20/25 ... 15,985 15,387
7515365.SQ.FTS.B, Zero Cpn, 8/20/25 ... 7,403 7,098
7515515.SQ.FTS.B, Zero Cpn, 8/20/25 ... 9,936 9,533
7515681.SQ.FTS.B, Zero Cpn, 8/20/25 ... 52,092 49,790
7516512.SQ.FTS.B, Zero Cpn, 8/21/25 ... 7,434 6,458
7516654.SQ.FTS.B, Zero Cpn, 8/21/25 ... 5,354 5,172
7516701.SQ.FTS.B, Zero Cpn, 8/21/25 ... 168 161
7516707.SQ.FTS.B, Zero Cpn, 8/21/25 ... 2,943 2,806
7516742.SQ.FTS.B, Zero Cpn, 8/21/25 ... 27,101 26,018
7517338.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,168 3,063
7517505.SQ.FTS.B, Zero Cpn, 8/21/25 ... 4,296 4,103
7517685.SQ.FTS.B, Zero Cpn, 8/21/25 ... 5,590 5,253
7517826.SQ.FTS.B, Zero Cpn, 8/21/25 ... 16,008 15,420
7518224.SQ.FTS.B, Zero Cpn, 8/21/25 ... 4,046 3,879
7518279.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,278 1,012
7518303.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,062 2,967
7518373.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,183 1,134
7518657.SQ.FTS.B, Zero Cpn, 8/21/25 ... 45,971 40,860
7519347.SQ.FTS.B, Zero Cpn, 8/21/25 ... 15,391 14,798
7519545.SQ.FTS.B, Zero Cpn, 8/21/25 ... 1,799 1,731
7519572.SQ.FTS.B, Zero Cpn, 8/21/25 ... 4,846 4,605
7519624.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,156 2,974
7519671.SQ.FTS.B, Zero Cpn, 8/21/25 ... 3,716 3,566
7519753.SQ.FTS.B, Zero Cpn, 8/21/25 ... 15,345 14,722
7521805.SQ.FTS.B, Zero Cpn, 8/22/25 ... 12,017 11,502
7522111.SQ.FTS.B, Zero Cpn, 8/22/25 ... 8,550 8,184
7522282.SQ.FTS.B, Zero Cpn, 8/22/25 ... 8,127 7,780
7522649.SQ.FTS.B, Zero Cpn, 8/22/25 ... 4,361 4,183
7522835.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,782 2,688
7523139.SQ.FTS.B, Zero Cpn, 8/22/25 ... 17,862 17,186
7523812.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,834 2,709
7523965.SQ.FTS.B, Zero Cpn, 8/22/25 ... 11,036 10,642
7524290.SQ.FTS.B, Zero Cpn, 8/22/25 ... 5,780 5,206
7524340.SQ.FTS.B, Zero Cpn, 8/22/25 ... 9,425 9,075
7524489.SQ.FTS.B, Zero Cpn, 8/22/25 ... 9,453 8,717
7524572.SQ.FTS.B, Zero Cpn, 8/22/25 ... 41,206 39,140
7525159.SQ.FTS.B, Zero Cpn, 8/22/25 ... 8,023 7,678
7525285.SQ.FTS.B, Zero Cpn, 8/22/25 ... 2,061 1,978
7525298.SQ.FTS.B, Zero Cpn, 8/22/25 ... 23,207 22,245
7525770.SQ.FTS.B, Zero Cpn, 8/22/25 ... 24,010 23,077
7526086.SQ.FTS.B, Zero Cpn, 8/23/25 ... 2,305 2,209
7526223.SQ.FTS.B, Zero Cpn, 8/23/25 ... 5,129 4,900
Description
Principal
Amount Value
Block, Inc. (continued)
7526404.SQ.FTS.B, Zero Cpn, 8/23/25 ... $ 7,160 $ 6,777
7526571.SQ.FTS.B, Zero Cpn, 8/23/25 ... 806 777
7526657.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,802 1,741
7526747.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,889 1,803
7526787.SQ.FTS.B, Zero Cpn, 8/23/25 ... 2,604 2,490
7526878.SQ.FTS.B, Zero Cpn, 8/23/25 ... 9,020 8,684
7527338.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,209 1,130
7527430.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,957 1,845
7527481.SQ.FTS.B, Zero Cpn, 8/23/25 ... 5,260 3,654
7527624.SQ.FTS.B, Zero Cpn, 8/23/25 ... 4,108 3,953
7527745.SQ.FTS.B, Zero Cpn, 8/23/25 ... 720 525
7527754.SQ.FTS.B, Zero Cpn, 8/23/25 ... 5,119 4,899
7527894.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,282 1,243
7527949.SQ.FTS.B, Zero Cpn, 8/23/25 ... 5,710 5,495
7528062.SQ.FTS.B, Zero Cpn, 8/23/25 ... 909 878
7528096.SQ.FTS.B, Zero Cpn, 8/23/25 ... 22,420 21,474
7528450.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,222 1,168
7528460.SQ.FTS.B, Zero Cpn, 8/23/25 ... 8,482 8,129
7528588.SQ.FTS.B, Zero Cpn, 8/23/25 ... 245 238
7528609.SQ.FTS.B, Zero Cpn, 8/23/25 ... 3,660 3,429
7528647.SQ.FTS.B, Zero Cpn, 8/23/25 ... 3,961 3,760
7528697.SQ.FTS.B, Zero Cpn, 8/23/25 ... 10,356 9,899
7528939.SQ.FTS.B, Zero Cpn, 8/23/25 ... 12,331 11,712
7529210.SQ.FTS.B, Zero Cpn, 8/23/25 ... 1,486 1,435
7529246.SQ.FTS.B, Zero Cpn, 8/23/25 ... 54,047 51,645
7529703.SQ.FTS.B, Zero Cpn, 8/24/25 ... 4,419 4,165
7529757.SQ.FTS.B, Ze ro Cpn, 8/24/25 ... 28,330 27,060
7530132.SQ.FTS.B, Zero Cpn, 8/24/25 ... 5,542 5,114
7530204.SQ.FTS.B, Zero Cpn, 8/24/25 ... 1,219 1,129
7530224.SQ.FTS.B, Zero Cpn, 8/24/25 ... 4,543 4,261
7530292.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,684 1,619
7530328.SQ.FTS.B, Zero Cpn, 8/25/25 ... 5,022 4,812
7530396.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,733 1,665
7530429.SQ.FTS.B, Zero Cpn, 8/25/25 ... 1,216 1,175
7530460.SQ.FTS.B, Zero Cpn, 8/25/25 ... 18,467 17,414
7530753.SQ.FTS.B, Zero Cpn, 8/25/25 ... 9,042 8,608
7530872.SQ.FTS.B, Zero Cpn, 8/25/25 ... 5,026 4,828
7530955.SQ.FTS.B, Zero Cpn, 8/25/25 ... 7,609 7,304
7531099.SQ.FTS.B, Zero Cpn, 8/25/25 ... 6,054 5,843
7531647.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,664 1,597
7531677.SQ.FTS.B, Zero Cpn, 8/26/25 ... 951 897
7531725.SQ.FTS.B, Zero Cpn, 8/26/25 ... 23,142 22,185
7532648.SQ.FTS.B, Zero Cpn, 8/26/25 ... 507 491
7532697.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,523 1,464
7532803.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,955 3,525
7532902.SQ.FTS.B, Zero Cpn, 8/26/25 ... 981 920
7532927.SQ.FTS.B, Zero Cpn, 8/26/25 ... 9,042 8,653
7533202.SQ.FTS.B, Zero Cpn, 8/26/25 ... 27,693 23,871
7533668.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,138 1,091
7533709.SQ.FTS.B, Zero Cpn, 8/26/25 ... 2,680 2,574
7533773.SQ.FTS.B, Zero Cpn, 8/26/25 ... 790 750
7533792.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,746 1,683
7533844.SQ.FTS.B, Zero Cpn, 8/26/25 ... 1,859 1,776
7533882.SQ.FTS.B, Zero Cpn, 8/26/25 ... 11,778 11,314
7534105.SQ.FTS.B, Zero Cpn, 8/26/25 ... 9,851 9,235
7534222.SQ.FTS.B, Zero Cpn, 8/26/25 ... 5,798 5,491
7534319.SQ.FTS.B, Zero Cpn, 8/26/25 ... 14,580 14,006
7534581.SQ.FTS.B, Zero Cpn, 8/26/25 ... 58,220 55,732

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7535724.SQ.FTS.B, Zero Cpn, 8/26/25 ... $ 1,380 $ 1,320
7535759.SQ.FTS.B, Zero Cpn, 8/26/25 ... 3,555 3,365
7535783.SQ.FTS.B, Zero Cpn, 8/27/25 ... 7,551 7,056
7535983.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,154 1,096
7536001.SQ.FTS.B, Zero Cpn, 8/27/25 ... 800 769
7536011.SQ.FTS.B, Zero Cpn, 8/27/25 ... 9,139 8,764
7536218.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,906 1,823
7536249.SQ.FTS.B, Zero Cpn, 8/27/25 ... 4,373 3,513
7536350.SQ.FTS.B, Zero Cpn, 8/27/25 ... 5,958 5,706
7536551.SQ.FTS.B, Zero Cpn, 8/27/25 ... 33,166 31,804
7537685.SQ.FTS.B, Zero Cpn, 8/27/25 ... 2,774 2,675
7537805.SQ.FTS.B, Zero Cpn, 8/27/25 ... 43,923 42,141
7538544.SQ.FTS.B, Zero Cpn, 8/27/25 ... 17,330 16,585
7538783.SQ.FTS.B, Zero Cpn, 8/27/25 ... 3,044 2,917
7538831.SQ.FTS.B, Zero Cpn, 8/27/25 ... 5,548 5,256
7538962.SQ.FTS.B, Zero Cpn, 8/27/25 ... 12,255 11,859
7539289.SQ.FTS.B, Zero Cpn, 8/27/25 ... 10,544 9,944
7539480.SQ.FTS.B, Zero Cpn, 8/27/25 ... 1,225 1,179
7539538.SQ.FTS.B, Zero Cpn, 8/27/25 ... 14,723 13,753
7539851.SQ.FTS.B, Zero Cpn, 8/28/25 ... 8,582 8,092
7540141.SQ.FTS.B, Zero Cpn, 8/28/25 ... 9,174 7,913
7540350.SQ.FTS.B, Zero Cpn, 8/28/25 ... 85,606 81,555
7542082.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,267 1,225
7542122.SQ.FTS.B, Zero Cpn, 8/28/25 ... 2,459 2,364
7542196.SQ.FTS.B, Zero Cpn, 8/28/25 ... 38,418 36,511
7543131.SQ.FTS.B, Zero Cpn, 8/28/25 ... 2,061 1,962
7543175.SQ.FTS.B, Zero Cpn, 8/28/25 ... 1,571 1,498
7543238.SQ.FTS.B, Zero Cpn, 8/28/25 ... 3,702 3,559
7543351.SQ.FTS.B, Zero Cpn, 8/28/25 ... 20,766 19,934
7546106.SQ.FTS.B, Zero Cpn, 8/29/25 ... 4,299 4,129
7546216.SQ.FTS.B, Zero Cpn, 8/29/25 ... 18,366 17,675
7546728.SQ.FTS.B, Zero Cpn, 8/29/25 ... 20,370 19,549
7547466.SQ.FTS.B, Zero Cpn, 8/29/25 ... 23,350 22,217
7548174.SQ.FTS.B, Zero Cpn, 8/29/25 ... 117 113
7548215.SQ.FTS.B, Zero Cpn, 8/29/25 ... 25,052 24,002
7548784.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,790 2,160
7548812.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,818 2,709
7548879.SQ.FTS.B, Zero Cpn, 8/29/25 ... 9,566 9,158
7549125.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,205 2,109
7549172.SQ.FTS.B, Zero Cpn, 8/29/25 ... 978 938
7549195.SQ.FTS.B, Zero Cpn, 8/29/25 ... 116 113
7549210.SQ.FTS.B, Zero Cpn, 8/29/25 ... 3,060 2,937
7549234.SQ.FTS.B, Zero Cpn, 8/29/25 ... 1,928 1,857
7549270.SQ.FTS.B, Zero Cpn, 8/29/25 ... 3,804 3,667
7549349.SQ.FTS.B, Zero Cpn, 8/29/25 ... 4,353 4,167
7549540.SQ.FTS.B, Zero Cpn, 8/29/25 ... 2,250 2,168
7549575.SQ.FTS.B, Zero Cpn, 8/29/25 ... 6,283 5,956
7549763.SQ.FTS.B, Zero Cpn, 8/29/25 ... 1,319 1,247
7549794.SQ.FTS.B, Zero Cpn, 8/29/25 ... 7,920 7,583
7549990.SQ.FTS.B, Zero Cpn, 8/29/25 ... 888 859
7550055.SQ.FTS.B, Zero Cpn, 8/29/25 ... 17,804 15,908
7550323.SQ.FTS.B, Zero Cpn, 8/29/25 ... 44,974 42,105
7550424.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,254 4,072
7550614.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,712 1,630
7550662.SQ.FTS.B, Zero Cpn, 9/01/25 ... 1,029 984
7550687.SQ.FTS.B, Zero Cpn, 9/01/25 ... 5,468 5,235
7550911.SQ.FTS.B, Zero Cpn, 9/01/25 ... 5,292 5,072
7551061.SQ.FTS.B, Zero Cpn, 9/01/25 ... 14,628 14,040
Description
Principal
Amount Value
Block, Inc. (continued)
7551827.SQ.FTS.B, Zero Cpn, 9/01/25 ... $ 13,879 $ 12,550
7552208.SQ.FTS.B, Zero Cpn, 9/01/25 ... 4,861 4,693
7552349.SQ.FTS.B, Zero Cpn, 9/01/25 ... 15,293 14,408
7552618.SQ.FTS.B, Zero Cpn, 9/01/25 ... 3,601 3,377
7552685.SQ.FTS.B, Zero Cpn, 9/01/25 ... 93,599 86,490
7554193.SQ.FTS.B, Zero Cpn, 9/01/25 ... 11,860 11,438
7554508.SQ.FTS.B, Zero Cpn, 9/02/25 ... 9,088 8,698
7554667.SQ.FTS.B, Zero Cpn, 9/02/25 ... 3,260 2,829
7554714.SQ.FTS.B, Zero Cpn, 9/02/25 ... 2,813 2,627
7554763.SQ.FTS.B, Zero Cpn, 9/02/25 ... 23,319 22,315
7555295.SQ.FTS.B, Zero Cpn, 9/02/25 ... 13,503 12,918
7555578.SQ.FTS.B, Zero Cpn, 9/02/25 ... 3,005 2,838
7555665.SQ.FTS.B, Zero Cpn, 9/03/25 ... 14,191 13,569
7555977.SQ.FTS.B, Zero Cpn, 9/03/25 ... 762 716
7555997.SQ.FTS.B, Zero Cpn, 9/03/25 ... 4,109 3,901
7556110.SQ.FTS.B, Zero Cpn, 9/03/25 ... 1,761 1,700
7556166.SQ.FTS.B, Zero Cpn, 9/03/25 ... 10,981 10,509
7556443.SQ.FTS.B, Zero Cpn, 9/03/25 ... 2,661 2,475
7556553.SQ.FTS.B, Zero Cpn, 9/03/25 ... 29,018 27,909
7557781.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,472 2,344
7557901.SQ.FTS.B, Zero Cpn, 9/04/25 ... 5,510 5,288
7558147.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,461 4,292
7558367.SQ.FTS.B, Zero Cpn, 9/04/25 ... 6,276 6,051
7558607.SQ.FTS.B, Zero Cpn, 9/04/25 ... 12,389 11,929
7559029.SQ.FTS.B, Zero Cpn, 9/04/25 ... 63,207 60,520
7560321.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,758 2,577
7560418.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,279 2,200
7560511.SQ.FTS.B, Zero Cpn, 9/04/25 ... 4,768 4,502
7560645.SQ.FTS.B, Zero Cpn, 9/04/25 ... 645 561
7560685.SQ.FTS.B, Zero Cpn, 9/04/25 ... 2,061 1,980
7560748.SQ.FTS.B, Zero Cpn, 9/04/25 ... 1,023 975
7560813.SQ.FTS.B, Zero Cpn, 9/04/25 ... 7,346 7,026
7560996.SQ.FTS.B, Zero Cpn, 9/05/25 ... 4,681 4,479
7561089.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,412 2,278
7561266.SQ.FTS.B, Zero Cpn, 9/05/25 ... 14,067 13,470
7561634.SQ.FTS.B, Zero Cpn, 9/05/25 ... 32,385 30,981
7562519.SQ.FTS.B, Zero Cpn, 9/05/25 ... 13,821 13,150
7562843.SQ.FTS.B, Zero Cpn, 9/05/25 ... 4,075 3,655
7562885.SQ.FTS.B, Zero Cpn, 9/05/25 ... 9,268 8,835
7563048.SQ.FTS.B, Zero Cpn, 9/05/25 ... 577 542
7563058.SQ.FTS.B, Zero Cpn, 9/05/25 ... 13,561 12,550
7563355.SQ.FTS.B, Zero Cpn, 9/05/25 ... 5,623 5,410
7563453.SQ.FTS.B, Zero Cpn, 9/05/25 ... 70,438 67,053
7564343.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,828 1,691
7564381.SQ.FTS.B, Zero Cpn, 9/05/25 ... 836 807
7564395.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,436 2,231
7564459.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,187 2,109
7564507.SQ.FTS.B, Zero Cpn, 9/05/25 ... 8,133 7,793
7564611.SQ.FTS.B, Zero Cpn, 9/05/25 ... 1,186 1,135
7564634.SQ.FTS.B, Zero Cpn, 9/05/25 ... 5,878 5,623
7564687.SQ.FTS.B, Zero Cpn, 9/05/25 ... 2,143 2,053
7564723.SQ.FTS.B, Zero Cpn, 9/05/25 ... 9,215 8,831
7564897.SQ.FTS.B, Zero Cpn, 9/05/25 ... 6,121 5,868
7565054.SQ.FTS.B, Zero Cpn, 9/06/25 ... 6,639 6,362
7565355.SQ.FTS.B, Zero Cpn, 9/06/25 ... 4,417 4,228
7565470.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,543 2,437
7565514.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,411 2,285
7565576.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,893 2,773

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7565626.SQ.FTS.B, Zero Cpn, 9/06/25 ... $ 13,955 $ 13,345
7565835.SQ.FTS.B, Zero Cpn, 9/06/25 ... 24,520 23,457
7566454.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,220 1,158
7566473.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,806 1,722
7566502.SQ.FTS.B, Zero Cpn, 9/06/25 ... 6,232 5,794
7566683.SQ.FTS.B, Zero Cpn, 9/06/25 ... 15,201 14,487
7566892.SQ.FTS.B, Zero Cpn, 9/06/25 ... 15,774 14,602
7567072.SQ.FTS.B, Zero Cpn, 9/06/25 ... 16,849 15,818
7567247.SQ.FTS.B, Zero Cpn, 9/06/25 ... 27,926 26,698
7567689.SQ.FTS.B, Zero Cpn, 9/06/25 ... 19,061 18,106
7567979.SQ.FTS.B, Zero Cpn, 9/06/25 ... 15,550 14,869
7568254.SQ.FTS.B, Zero Cpn, 9/06/25 ... 2,028 1,944
7568304.SQ.FTS.B, Zero Cpn, 9/06/25 ... 8,015 7,548
7568432.SQ.FTS.B, Zero Cpn, 9/06/25 ... 1,367 1,308
7568458.SQ.FTS.B, Zero Cpn, 9/06/25 ... 14,865 14,151
7568624.SQ.FTS.B, Zero Cpn, 9/06/25 ... 11,113 10,570
7570949.SQ.FTS.B, Zero Cpn, 9/07/25 ... 14,044 13,426
7571315.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,889 2,733
7571356.SQ.FTS.B, Zero Cpn, 9/07/25 ... 30,805 27,950
7571626.SQ.FTS.B, Zero Cpn, 9/07/25 ... 10,513 10,047
7571798.SQ.FTS.B, Zero Cpn, 9/07/25 ... 18,216 16,870
7572337.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,313 2,208
7572383.SQ.FTS.B, Zero Cpn, 9/07/25 ... 26,077 24,662
7572942.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,429 1,350
7572986.SQ.FTS.B, Zero Cpn, 9/07/25 ... 1,252 1,197
7573018.SQ.FTS.B, Zero Cpn, 9/07/25 ... 31,409 29,967
7573520.SQ.FTS.B, Zero Cpn, 9/07/25 ... 23,330 22,153
7573833.SQ.FTS.B, Zero Cpn, 9/07/25 ... 2,167 2,087
7573856.SQ.FTS.B, Zero Cpn, 9/07/25 ... 50,638 48,259
7574770.SQ.FTS.B, Zero Cpn, 9/08/25 ... 29,125 27,714
7575136.SQ.FTS.B, Zero Cpn, 9/08/25 ... 64,687 62,000
7576846.SQ.FTS.B, Zero Cpn, 9/08/25 ... 45,180 43,161
7577292.SQ.FTS.B, Zero Cpn, 9/08/25 ... 26,744 25,680
7577775.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,275 1,222
7577799.SQ.FTS.B, Zero Cpn, 9/08/25 ... 1,907 1,836
7577861.SQ.FTS.B, Zero Cpn, 9/08/25 ... 12,882 12,315
7578016.SQ.FTS.B, Zero Cpn, 9/08/25 ... 7,257 6,924
7578081.SQ.FTS.B, Zero Cpn, 9/08/25 ... 4,291 4,108
7578161.SQ.FTS.B, Zero Cpn, 9/08/25 ... 6,083 5,855
7578294.SQ.FTS.B, Zero Cpn, 9/08/25 ... 5,385 5,061
7578410.SQ.FTS.B, Zero Cpn, 9/09/25 ... 21,561 20,684
7578744.SQ.FTS.B, Zero Cpn, 9/09/25 ... 1,776 1,679
7578775.SQ.FTS.B, Zero Cpn, 9/09/25 ... 3,056 2,934
7578835.SQ.FTS.B, Zero Cpn, 9/09/25 ... 1,890 1,809
7578880.SQ.FTS.B, Zero Cpn, 9/09/25 ... 4,537 4,348
7578960.SQ.FTS.B, Zero Cpn, 9/09/25 ... 6,618 6,407
7579126.SQ.FTS.B, Zero Cpn, 9/09/25 ... 5,220 4,997
7579215.SQ.FTS.B, Zero Cpn, 9/09/25 ... 14,650 14,027
7579451.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,506 3,366
7579512.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,167 3,058
7579584.SQ.FTS.B, Zero Cpn, 9/10/25 ... 4,780 4,561
7579691.SQ.FTS.B, Zero Cpn, 9/10/25 ... 4,490 4,314
7579763.SQ.FTS.B, Zero Cpn, 9/10/25 ... 5,507 5,294
7579886.SQ.FTS.B, Zero Cpn, 9/10/25 ... 1,968 1,874
7579925.SQ.FTS.B, Zero Cpn, 9/10/25 ... 7,875 7,513
7580080.SQ.FTS.B, Zero Cpn, 9/10/25 ... 9,524 8,652
7580226.SQ.FTS.B, Zero Cpn, 9/10/25 ... 911 882
7580239.SQ.FTS.B, Zero Cpn, 9/10/25 ... 3,334 3,228
Description
Principal
Amount Value
Block, Inc. (continued)
7580308.SQ.FTS.B, Zero Cpn, 9/10/25 ... $ 1,548 $ 1,464
7580356.SQ.FTS.B, Zero Cpn, 9/10/25 ... 1,305 1,250
7580380.SQ.FTS.B, Zero Cpn, 9/10/25 ... 2,134 1,977
7580549.SQ.FTS.B, Zero Cpn, 9/11/25 ... 734 709
7580559.SQ.FTS.B, Zero Cpn, 9/11/25 ... 912 872
7580581.SQ.FTS.B, Zero Cpn, 9/11/25 ... 2,243 2,130
7580618.SQ.FTS.B, Zero Cpn, 9/11/25 ... 2,191 2,117
7580654.SQ.FTS.B, Zero Cpn, 9/11/25 ... 18,431 17,118
7581381.SQ.FTS.B, Zero Cpn, 9/11/25 ... 2,790 2,630
7581478.SQ.FTS.B, Zero Cpn, 9/11/25 ... 4,972 4,721
7581677.SQ.FTS.B, Zero Cpn, 9/11/25 ... 11,580 11,066
7581939.SQ.FTS.B, Zero Cpn, 9/11/25 ... 801 771
7581984.SQ.FTS.B, Zero Cpn, 9/11/25 ... 783 757
7583029.SQ.FTS.B, Zero Cpn, 9/11/25 ... 14,243 13,644
7583547.SQ.FTS.B, Zero Cpn, 9/11/25 ... 2,062 1,984
7583615.SQ.FTS.B, Zero Cpn, 9/11/25 ... 16,111 15,438
7583915.SQ.FTS.B, Zero Cpn, 9/11/25 ... 2,726 2,596
7584006.SQ.FTS.B, Zero Cpn, 9/11/25 ... 3,229 3,054
7584085.SQ.FTS.B, Zero Cpn, 9/11/25 ... 3,251 3,094
7584366.SQ.FTS.B, Zero Cpn, 9/12/25 ... 12,721 12,143
7584814.SQ.FTS.B, Zero Cpn, 9/12/25 ... 879 851
7584863.SQ.FTS.B, Zero Cpn, 9/12/25 ... 23,439 17,554
7585483.SQ.FTS.B, Zero Cpn, 9/12/25 ... 10,826 10,437
7585818.SQ.FTS.B, Zero Cpn, 9/12/25 ... 6,282 5,773
7585917.SQ.FTS.B, Zero Cpn, 9/12/25 ... 3,761 3,598
7585994.SQ.FTS.B, Zero Cpn, 9/12/25 ... 26,716 25,478
7586465.SQ.FTS.B, Zero Cpn, 9/12/25 ... 9,937 9,454
7586626.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,386 2,095
7586653.SQ.FTS.B, Zero Cpn, 9/12/25 ... 48,971 46,747
7587250.SQ.FTS.B, Zero Cpn, 9/12/25 ... 4,541 4,345
7587304.SQ.FTS.B, Zero Cpn, 9/12/25 ... 5,013 4,759
7587356.SQ.FTS.B, Zero Cpn, 9/12/25 ... 3,953 3,755
7587403.SQ.FTS.B, Zero Cpn, 9/12/25 ... 3,198 2,969
7587451.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,636 2,508
7587494.SQ.FTS.B, Zero Cpn, 9/12/25 ... 20,869 19,925
7587712.SQ.FTS.B, Zero Cpn, 9/12/25 ... 2,672 2,572
7587754.SQ.FTS.B, Zero Cpn, 9/12/25 ... 11,598 10,889
7587908.SQ.FTS.B, Zero Cpn, 9/12/25 ... 10,069 9,549
7588141.SQ.FTS.B, Zero Cpn, 9/13/25 ... 6,743 6,140
7588211.SQ.FTS.B, Zero Cpn, 9/13/25 ... 578 434
7588214.SQ.FTS.B, Zero Cpn, 9/13/25 ... 10,890 10,424
7588476.SQ.FTS.B, Zero Cpn, 9/13/25 ... 4,094 3,904
7588555.SQ.FTS.B, Zero Cpn, 9/13/25 ... 804 761
7588583.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,996 2,862
7588655.SQ.FTS.B, Zero Cpn, 9/13/25 ... 6,810 6,507
7588897.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,270 2,146
7588976.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,374 1,318
7589012.SQ.FTS.B, Zero Cpn, 9/13/25 ... 17,407 16,703
7589355.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,472 1,294
7589380.SQ.FTS.B, Zero Cpn, 9/13/25 ... 711 680
7589399.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,424 2,314
7589431.SQ.FTS.B, Zero Cpn, 9/13/25 ... 5,426 4,989
7589495.SQ.FTS.B, Zero Cpn, 9/13/25 ... 12,596 11,950
7589657.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,162 2,072
7589673.SQ.FTS.B, Zero Cpn, 9/13/25 ... 4,988 4,773
7589717.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,135 2,030
7589738.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,695 2,453
7589770.SQ.FTS.B, Zero Cpn, 9/13/25 ... 43,389 41,373

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7590250.SQ.FTS.B, Zero Cpn, 9/13/25 ... $ 4,854 $ 4,594
7590297.SQ.FTS.B, Zero Cpn, 9/13/25 ... 7,407 7,085
7590335.SQ.FTS.B, Zero Cpn, 9/13/25 ... 4,060 3,815
7590349.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,098 2,957
7590362.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,152 2,055
7590383.SQ.FTS.B, Zero Cpn, 9/13/25 ... 2,364 2,237
7590426.SQ.FTS.B, Zero Cpn, 9/13/25 ... 12,419 11,905
7590555.SQ.FTS.B, Zero Cpn, 9/13/25 ... 481 457
7590558.SQ.FTS.B, Zero Cpn, 9/13/25 ... 21,341 20,415
7590731.SQ.FTS.B, Zero Cpn, 9/13/25 ... 6,810 6,448
7590782.SQ.FTS.B, Zero Cpn, 9/13/25 ... 3,436 3,306
7590816.SQ.FTS.B, Zero Cpn, 9/13/25 ... 753 686
7590822.SQ.FTS.B, Zero Cpn, 9/13/25 ... 1,367 1,288
7590831.SQ.FTS.B, Zero Cpn, 9/13/25 ... 12,384 11,756
7593175.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,765 1,689
7593312.SQ.FTS.B, Zero Cpn, 9/14/25 ... 38,224 36,575
7593928.SQ.FTS.B, Zero Cpn, 9/14/25 ... 10,848 9,878
7594305.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,607 1,383
7594369.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,523 3,365
7594462.SQ.FTS.B, Zero Cpn, 9/14/25 ... 436 421
7594490.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,570 3,403
7594561.SQ.FTS.B, Zero Cpn, 9/14/25 ... 25,065 23,940
7595073.SQ.FTS.B, Zero Cpn, 9/14/25 ... 4,609 4,356
7595152.SQ.FTS.B, Zero Cpn, 9/14/25 ... 15,210 14,499
7595360.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,063 2,920
7595375.SQ.FTS.B, Zero Cpn, 9/14/25 ... 5,444 5,207
7595428.SQ.FTS.B, Zero Cpn, 9/14/25 ... 6,757 6,152
7595512.SQ.FTS.B, Zero Cpn, 9/14/25 ... 65,881 62,130
7596445.SQ.FTS.B, Zero Cpn, 9/14/25 ... 3,668 3,481
7596477.SQ.FTS.B, Zero Cpn, 9/14/25 ... 4,999 4,818
7596619.SQ.FTS.B, Zero Cpn, 9/14/25 ... 1,075 1,034
7596656.SQ.FTS.B, Zero Cpn, 9/14/25 ... 9,970 9,496
7596868.SQ.FTS.B, Zero Cpn, 9/14/25 ... 4,767 4,555
7597023.SQ.FTS.B, Zero Cpn, 9/14/25 ... 791 764
7597172.SQ.FTS.B, Zero Cpn, 9/15/25 ... 674 596
7597206.SQ.FTS.B, Zero Cpn, 9/15/25 ... 11,538 10,908
7597366.SQ.FTS.B, Zero Cpn, 9/15/25 ... 36,610 34,894
7598436.SQ.FTS.B, Zero Cpn, 9/15/25 ... 973 921
7598449.SQ.FTS.B, Zero Cpn, 9/15/25 ... 47,722 45,219
7598984.SQ.FTS.B, Zero Cpn, 9/15/25 ... 18,343 17,342
7599124.SQ.FTS.B, Zero Cpn, 9/15/25 ... 3,890 3,511
7599157.SQ.FTS.B, Zero Cpn, 9/15/25 ... 20,319 19,372
7599801.SQ.FTS.B, Zero Cpn, 9/15/25 ... 25,230 24,170
7599947.SQ.FTS.B, Zero Cpn, 9/16/25 ... 21,321 20,167
7600208.SQ.FTS.B, Zero Cpn, 9/16/25 ... 850 819
7600240.SQ.FTS.B, Zero Cpn, 9/16/25 ... 3,349 3,204
7600280.SQ.FTS.B, Zero Cpn, 9/16/25 ... 4,465 4,267
7600354.SQ.FTS.B, Zero Cpn, 9/16/25 ... 2,515 2,402
7600381.SQ.FTS.B, Zero Cpn, 9/16/25 ... 2,848 2,723
7600423.SQ.FTS.B, Zero Cpn, 9/16/25 ... 3,684 3,498
7600470.SQ.FTS.B, Zero Cpn, 9/16/25 ... 2,508 2,422
7600507.SQ.FTS.B, Zero Cpn, 9/16/25 ... 26,913 25,496
7600838.SQ.FTS.B, Zero Cpn, 9/16/25 ... 18,249 17,523
7601104.SQ.FTS.B, Zero Cpn, 9/17/25 ... 6,641 6,341
7601177.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,152 2,015
7601211.SQ.FTS.B, Zero Cpn, 9/17/25 ... 4,740 4,360
7601274.SQ.FTS.B, Zero Cpn, 9/17/25 ... 7,290 6,983
7601366.SQ.FTS.B, Zero Cpn, 9/17/25 ... 1,498 1,449
Description
Principal
Amount Value
Block, Inc. (continued)
7601396.SQ.FTS.B, Zero Cpn, 9/17/25 ... $ 1,487 $ 1,407
7601419.SQ.FTS.B, Zero Cpn, 9/17/25 ... 6,123 5,830
7601493.SQ.FTS.B, Zero Cpn, 9/17/25 ... 6,113 5,901
7601601.SQ.FTS.B, Zero Cpn, 9/17/25 ... 1,187 1,145
7601615.SQ.FTS.B, Zero Cpn, 9/17/25 ... 3,008 2,822
7601652.SQ.FTS.B, Zero Cpn, 9/17/25 ... 3,125 3,001
7601699.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,897 2,766
7601738.SQ.FTS.B, Zero Cpn, 9/17/25 ... 2,525 2,227
7602127.SQ.FTS.B, Zero Cpn, 9/18/25 ... 5,252 5,020
7602187.SQ.FTS.B, Zero Cpn, 9/18/25 ... 1,315 1,140
7602196.SQ.FTS.B, Zero Cpn, 9/18/25 ... 5,006 4,772
7602306.SQ.FTS.B, Zero Cpn, 9/18/25 ... 4,499 4,304
7602429.SQ.FTS.B, Zero Cpn, 9/18/25 ... 34,486 32,928
7603549.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,306 1,958
7603590.SQ.FTS.B, Zero Cpn, 9/18/25 ... 4,044 3,847
7603660.SQ.FTS.B, Zero Cpn, 9/18/25 ... 7,610 7,286
7603817.SQ.FTS.B, Zero Cpn, 9/18/25 ... 12,041 11,507
7603979.SQ.FTS.B, Zero Cpn, 9/18/25 ... 8,525 8,133
7604094.SQ.FTS.B, Zero Cpn, 9/18/25 ... 571 543
7604100.SQ.FTS.B, Zero Cpn, 9/18/25 ... 6,913 6,598
7604207.SQ.FTS.B, Zero Cpn, 9/18/25 ... 4,444 4,272
7604268.SQ.FTS.B, Zero Cpn, 9/18/25 ... 6,165 5,905
7604367.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,801 2,659
7604419.SQ.FTS.B, Zero Cpn, 9/18/25 ... 403 377
7604438.SQ.FTS.B, Zero Cpn, 9/18/25 ... 482 467
7604448.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,502 2,393
7604491.SQ.FTS.B, Zero Cpn, 9/18/25 ... 7,876 6,821
7604587.SQ.FTS.B, Zero Cpn, 9/18/25 ... 8,630 8,259
7604736.SQ.FTS.B, Zero Cpn, 9/18/25 ... 2,044 1,917
7604921.SQ.FTS.B, Zero Cpn, 9/18/25 ... 765 732
7605865.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,422 6,152
7606041.SQ.FTS.B, Zero Cpn, 9/19/25 ... 7,285 6,972
7606209.SQ.FTS.B, Zero Cpn, 9/19/25 ... 11,463 10,775
7606439.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,680 1,618
7606507.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,804 1,694
7606547.SQ.FTS.B, Zero Cpn, 9/19/25 ... 7,732 7,294
7606842.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,872 6,564
7606959.SQ.FTS.B, Zero Cpn, 9/19/25 ... 838 813
7606974.SQ.FTS.B, Zero Cpn, 9/19/25 ... 10,431 9,910
7607183.SQ.FTS.B, Zero Cpn, 9/19/25 ... 4,107 3,922
7607251.SQ.FTS.B, Zero Cpn, 9/19/25 ... 6,537 5,832
7607330.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,363 2,250
7607357.SQ.FTS.B, Zero Cpn, 9/19/25 ... 16,116 15,314
7607604.SQ.FTS.B, Zero Cpn, 9/19/25 ... 2,967 2,836
7607629.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,980 3,801
7607663.SQ.FTS.B, Zero Cpn, 9/19/25 ... 8,553 8,170
7607719.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,223 3,089
7607761.SQ.FTS.B, Zero Cpn, 9/19/25 ... 929 886
7607769.SQ.FTS.B, Zero Cpn, 9/19/25 ... 3,453 3,271
7607799.SQ.FTS.B, Zero Cpn, 9/19/25 ... 23,776 22,485
7608108.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,594 1,409
7608128.SQ.FTS.B, Zero Cpn, 9/19/25 ... 5,192 4,925
7608213.SQ.FTS.B, Zero Cpn, 9/19/25 ... 15,047 14,395
7608382.SQ.FTS.B, Zero Cpn, 9/19/25 ... 61,295 58,508
7609168.SQ.FTS.B, Zero Cpn, 9/19/25 ... 1,288 1,228
7609214.SQ.FTS.B, Zero Cpn, 9/20/25 ... 5,743 5,487
7609354.SQ.FTS.B, Zero Cpn, 9/20/25 ... 5,109 4,851
7609464.SQ.FTS.B, Zero Cpn, 9/20/25 ... 11,479 10,992

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7609756.SQ.FTS.B, Zero Cpn, 9/20/25 ... $ 2,254 $ 2,167
7609861.SQ.FTS.B, Zero Cpn, 9/20/25 ... 800 729
7609893.SQ.FTS.B, Zero Cpn, 9/20/25 ... 18,782 17,992
7610390.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,434 1,377
7610441.SQ.FTS.B, Zero Cpn, 9/20/25 ... 4,907 4,343
7610524.SQ.FTS.B, Zero Cpn, 9/20/25 ... 3,475 3,321
7610598.SQ.FTS.B, Zero Cpn, 9/20/25 ... 24,685 23,491
7610911.SQ.FTS.B, Zero Cpn, 9/20/25 ... 16,054 14,567
7611066.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,639 2,533
7611123.SQ.FTS.B, Zero Cpn, 9/20/25 ... 6,652 6,350
7611162.SQ.FTS.B, Zero Cpn, 9/20/25 ... 6,364 6,112
7611237.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,035 1,940
7611257.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,832 1,767
7611276.SQ.FTS.B, Zero Cpn, 9/20/25 ... 14,317 13,680
7611418.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,376 1,106
7611441.SQ.FTS.B, Zero Cpn, 9/20/25 ... 12,444 11,773
7611595.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,557 1,505
7611671.SQ.FTS.B, Zero Cpn, 9/20/25 ... 688 619
7611675.SQ.FTS.B, Zero Cpn, 9/20/25 ... 6,376 5,837
7611749.SQ.FTS.B, Zero Cpn, 9/20/25 ... 23,114 22,050
7611957.SQ.FTS.B, Zero Cpn, 9/20/25 ... 979 949
7611976.SQ.FTS.B, Zero Cpn, 9/20/25 ... 14,344 13,604
7612104.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,929 1,841
7612120.SQ.FTS.B, Zero Cpn, 9/20/25 ... 1,865 1,776
7612144.SQ.FTS.B, Zero Cpn, 9/20/25 ... 2,664 2,533
7612174.SQ.FTS.B, Zero Cpn, 9/20/25 ... 3,228 3,035
7612216.SQ.FTS.B, Zero Cpn, 9/20/25 ... 10,683 10,253
7614490.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,253 1,176
7614583.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,766 4,567
7614705.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,000 1,924
7614796.SQ.FTS.B, Zero Cpn, 9/21/25 ... 3,016 2,894
7614867.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,848 4,623
7615016.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,691 4,510
7615195.SQ.FTS.B, Zero Cpn, 9/21/25 ... 12,210 10,300
7615548.SQ.FTS.B, Zero Cpn, 9/21/25 ... 5,134 4,897
7615637.SQ.FTS.B, Zero Cpn, 9/21/25 ... 27,018 25,862
7616265.SQ.FTS.B, Zero Cpn, 9/21/25 ... 22,006 21,016
7616461.SQ.FTS.B, Zero Cpn, 9/21/25 ... 12,610 11,824
7616674.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,317 4,118
7616722.SQ.FTS.B, Zero Cpn, 9/21/25 ... 4,676 4,459
7616765.SQ.FTS.B, Zero Cpn, 9/21/25 ... 47,819 45,647
7617312.SQ.FTS.B, Zero Cpn, 9/21/25 ... 1,994 1,605
7617327.SQ.FTS.B, Zero Cpn, 9/21/25 ... 44,224 40,109
7617805.SQ.FTS.B, Zero Cpn, 9/21/25 ... 2,833 2,547
7617851.SQ.FTS.B, Zero Cpn, 9/21/25 ... 8,960 8,499
7617917.SQ.FTS.B, Zero Cpn, 9/21/25 ... 12,375 11,758
7618126.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,874 2,726
7618194.SQ.FTS.B, Zero Cpn, 9/22/25 ... 19,042 18,360
7618615.SQ.FTS.B, Zero Cpn, 9/22/25 ... 4,222 3,776
7618679.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,351 7,962
7618915.SQ.FTS.B, Zero Cpn, 9/22/25 ... 5,846 5,559
7619093.SQ.FTS.B, Zero Cpn, 9/22/25 ... 4,706 4,488
7619208.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,953 6,631
7619384.SQ.FTS.B, Zero Cpn, 9/22/25 ... 6,922 6,625
7619521.SQ.FTS.B, Zero Cpn, 9/22/25 ... 2,586 2,489
7619618.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,173 7,879
7619796.SQ.FTS.B, Zero Cpn, 9/22/25 ... 11,507 10,291
7619999.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,113 954
Description
Principal
Amount Value
Block, Inc. (continued)
7620015.SQ.FTS.B, Zero Cpn, 9/22/25 ... $ 25,850 $ 24,684
7620569.SQ.FTS.B, Zero Cpn, 9/22/25 ... 7,279 6,608
7620641.SQ.FTS.B, Zero Cpn, 9/22/25 ... 3,839 3,639
7620711.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,771 1,659
7620735.SQ.FTS.B, Zero Cpn, 9/22/25 ... 11,233 10,640
7620823.SQ.FTS.B, Zero Cpn, 9/22/25 ... 5,604 5,383
7620881.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,817 8,362
7621018.SQ.FTS.B, Zero Cpn, 9/22/25 ... 8,923 8,457
7621120.SQ.FTS.B, Zero Cpn, 9/22/25 ... 1,093 1,047
7621147.SQ.FTS.B, Zero Cpn, 9/22/25 ... 22,399 21,177
7621259.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,045 958
7621281.SQ.FTS.B, Zero Cpn, 9/23/25 ... 5,763 5,516
7621346.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,051 1,915
7621371.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,241 1,182
7621398.SQ.FTS.B, Zero Cpn, 9/23/25 ... 4,719 4,526
7621436.SQ.FTS.B, Zero Cpn, 9/23/25 ... 5,530 5,278
7621510.SQ.FTS.B, Zero Cpn, 9/23/25 ... 2,418 2,297
7621541.SQ.FTS.B, Zero Cpn, 9/23/25 ... 1,682 1,579
7621564.SQ.FTS.B, Zero Cpn, 9/23/25 ... 18,676 17,757
7621751.SQ.FTS.B, Zero Cpn, 9/23/25 ... 353 343
7621763.SQ.FTS.B, Zero Cpn, 9/23/25 ... 16,809 16,023
7621935.SQ.FTS.B, Zero Cpn, 9/23/25 ... 22,627 20,704
7622216.SQ.FTS.B, Zero Cpn, 9/24/25 ... 6,245 5,893
7622285.SQ.FTS.B, Zero Cpn, 9/24/25 ... 4,865 4,542
7622342.SQ.FTS.B, Zero Cpn, 9/24/25 ... 969 888
7622379.SQ.FTS.B, Zero Cpn, 9/24/25 ... 9,561 9,181
7622528.SQ.FTS.B, Zero Cpn, 9/24/25 ... 1,711 1,649
7622553.SQ.FTS.B, Zero Cpn, 9/24/25 ... 5,389 5,143
7622631.SQ.FTS.B, Zero Cpn, 9/24/25 ... 12,129 11,544
7622777.SQ.FTS.B, Zero Cpn, 9/24/25 ... 4,973 4,689
7622832.SQ.FTS.B, Zero Cpn, 9/24/25 ... 8,202 7,458
7622928.SQ.FTS.B, Zero Cpn, 9/24/25 ... 1,535 1,461
7622953.SQ.FTS.B, Zero Cpn, 9/24/25 ... 4,606 4,397
7623010.SQ.FTS.B, Zero Cpn, 9/24/25 ... 3,212 2,764
7623320.SQ.FTS.B, Zero Cpn, 9/25/25 ... 3,207 3,056
7623372.SQ.FTS.B, Zero Cpn, 9/25/25 ... 2,634 2,504
7623408.SQ.FTS.B, Zero Cpn, 9/25/25 ... 14,323 13,691
7623864.SQ.FTS.B, Zero Cpn, 9/25/25 ... 9,043 8,653
7624121.SQ.FTS.B, Zero Cpn, 9/25/25 ... 926 890
7624139.SQ.FTS.B, Zero Cpn, 9/25/25 ... 1,386 1,322
7624158.SQ.FTS.B, Zero Cpn, 9/25/25 ... 18,254 17,467
7624500.SQ.FTS.B, Zero Cpn, 9/25/25 ... 5,938 5,599
7625481.SQ.FTS.B, Zero Cpn, 9/25/25 ... 48,976 45,785
7626430.SQ.FTS.B, Zero Cpn, 9/25/25 ... 9,357 8,942
7626562.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,481 2,275
7626636.SQ.FTS.B, Zero Cpn, 9/26/25 ... 47,598 45,411
7627820.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,857 1,742
7627870.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,809 1,724
7627911.SQ.FTS.B, Zero Cpn, 9/26/25 ... 7,721 7,377
7628118.SQ.FTS.B, Zero Cpn, 9/26/25 ... 3,172 3,025
7628162.SQ.FTS.B, Zero Cpn, 9/26/25 ... 958 916
7628170.SQ.FTS.B, Zero Cpn, 9/26/25 ... 12,166 11,622
7628336.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,599 1,531
7628364.SQ.FTS.B, Zero Cpn, 9/26/25 ... 13,670 12,991
7628517.SQ.FTS.B, Zero Cpn, 9/26/25 ... 19,646 18,576
7628791.SQ.FTS.B, Zero Cpn, 9/26/25 ... 36,634 35,239
7629269.SQ.FTS.B, Zero Cpn, 9/26/25 ... 5,532 5,315
7629381.SQ.FTS.B, Zero Cpn, 9/26/25 ... 14,936 14,328

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7629647.SQ.FTS.B, Zero Cpn, 9/26/25 ... $ 7,440 $ 7,035
7629744.SQ.FTS.B, Zero Cpn, 9/26/25 ... 7,615 7,261
7629887.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,781 1,702
7629910.SQ.FTS.B, Zero Cpn, 9/26/25 ... 10,983 10,526
7630120.SQ.FTS.B, Zero Cpn, 9/26/25 ... 1,347 1,279
7630126.SQ.FTS.B, Zero Cpn, 9/26/25 ... 5,596 5,259
7630281.SQ.FTS.B, Zero Cpn, 9/26/25 ... 2,339 2,199
7630315.SQ.FTS.B, Zero Cpn, 9/27/25 ... 5,165 4,807
7630432.SQ.FTS.B, Zero Cpn, 9/27/25 ... 31,333 29,302
7631077.SQ.FTS.B, Zero Cpn, 9/27/25 ... 2,589 2,331
7631160.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,703 3,457
7631227.SQ.FTS.B, Zero Cpn, 9/27/25 ... 9,856 9,239
7631377.SQ.FTS.B, Zero Cpn, 9/27/25 ... 8,096 7,558
7631450.SQ.FTS.B, Zero Cpn, 9/27/25 ... 17,347 16,063
7632269.SQ.FTS.B, Zero Cpn, 9/27/25 ... 19,796 18,418
7632487.SQ.FTS.B, Zero Cpn, 9/27/25 ... 799 722
7632497.SQ.FTS.B, Zero Cpn, 9/27/25 ... 16,146 15,142
7632695.SQ.FTS.B, Zero Cpn, 9/27/25 ... 3,213 2,992
7632770.SQ.FTS.B, Zero Cpn, 9/27/25 ... 23,785 22,135
7633058.SQ.FTS.B, Zero Cpn, 9/27/25 ... 5,791 5,432
7633143.SQ.FTS.B, Zero Cpn, 9/27/25 ... 20,365 18,892
7633393.SQ.FTS.B, Zero Cpn, 9/27/25 ... 7,274 6,698
7633493.SQ.FTS.B, Zero Cpn, 9/27/25 ... 4,423 4,091
7633539.SQ.FTS.B, Zero Cpn, 9/27/25 ... 10,692 9,939
7633704.SQ.FTS.B, Zero Cpn, 9/27/25 ... 6,785 6,109
7635785.SQ.FTS.B, Zero Cpn, 9/28/25 ... 10,206 9,563
7636007.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,198 2,037
7636061.SQ.FTS.B, Zero Cpn, 9/28/25 ... 25,082 23,122
7636792.SQ.FTS.B, Zero Cpn, 9/28/25 ... 3,440 3,208
7636866.SQ.FTS.B, Zero Cpn, 9/28/25 ... 3,504 3,184
7636982.SQ.FTS.B, Zero Cpn, 9/28/25 ... 681 626
7636998.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,567 2,375
7637054.SQ.FTS.B, Zero Cpn, 9/28/25 ... 15,558 14,475
7637379.SQ.FTS.B, Zero Cpn, 9/28/25 ... 5,795 5,371
7637440.SQ.FTS.B, Zero Cpn, 9/28/25 ... 991 911
7637460.SQ.FTS.B, Zero Cpn, 9/28/25 ... 8,310 7,699
7637677.SQ.FTS.B, Zero Cpn, 9/28/25 ... 47,433 44,289
7638496.SQ.FTS.B, Zero Cpn, 9/28/25 ... 21,372 19,618
7638871.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,482 2,265
7638920.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,516 2,337
7638946.SQ.FTS.B, Zero Cpn, 9/28/25 ... 26,228 24,320
7639345.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,081 1,912
7639363.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,557 2,385
7639388.SQ.FTS.B, Zero Cpn, 9/28/25 ... 985 903
7639410.SQ.FTS.B, Zero Cpn, 9/28/25 ... 5,257 4,909
7639525.SQ.FTS.B, Zero Cpn, 9/28/25 ... 3,597 3,357
7639579.SQ.FTS.B, Zero Cpn, 9/28/25 ... 2,201 2,048
7639605.SQ.FTS.B, Zero Cpn, 9/28/25 ... 14,442 13,344
7639750.SQ.FTS.B, Zero Cpn, 9/29/25 ... 2,138 1,985
7639826.SQ.FTS.B, Zero Cpn, 9/29/25 ... 10,986 10,091
7640069.SQ.FTS.B, Zero Cpn, 9/29/25 ... 9,601 8,843
7640370.SQ.FTS.B, Zero Cpn, 9/29/25 ... 4,184 3,922
7640549.SQ.FTS.B, Zero Cpn, 9/29/25 ... 8,368 7,844
7640815.SQ.FTS.B, Zero Cpn, 9/29/25 ... 5,565 5,217
7640965.SQ.FTS.B, Zero Cpn, 9/29/25 ... 5,936 5,451
7641180.SQ.FTS.B, Zero Cpn, 9/29/25 ... 6,627 6,201
7641285.SQ.FTS.B, Zero Cpn, 9/29/25 ... 4,444 4,045
7641373.SQ.FTS.B, Zero Cpn, 9/29/25 ... 3,589 3,310
Description
Principal
Amount Value
Block, Inc. (continued)
7641463.SQ.FTS.B, Zero Cpn, 9/29/25 ... $ 6,001 $ 5,508
7641597.SQ.FTS.B, Zero Cpn, 9/29/25 ... 8,791 8,218
7641799.SQ.FTS.B, Zero Cpn, 9/29/25 ... 6,168 5,708
7641906.SQ.FTS.B, Zero Cpn, 9/29/25 ... 38,284 35,531
7642419.SQ.FTS.B, Zero Cpn, 9/29/25 ... 13,357 12,348
7642626.SQ.FTS.B, Zero Cpn, 9/29/25 ... 8,080 7,570
7642769.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,715 1,584
7642787.SQ.FTS.B, Zero Cpn, 9/29/25 ... 4,496 4,193
7642888.SQ.FTS.B, Zero Cpn, 9/29/25 ... 13,051 12,142
7643182.SQ.FTS.B, Zero Cpn, 9/29/25 ... 3,025 2,780
7643287.SQ.FTS.B, Zero Cpn, 9/29/25 ... 3,203 2,899
7643344.SQ.FTS.B, Zero Cpn, 9/29/25 ... 1,848 1,701
7643394.SQ.FTS.B, Zero Cpn, 9/29/25 ... 43,156 40,412
7643470.SQ.FTS.B, Zero Cpn, 9/30/25 ... 11,770 10,944
7643697.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,912 2,728
7643750.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,418 2,261
7643781.SQ.FTS.B, Zero Cpn, 9/30/25 ... 3,056 2,825
7643854.SQ.FTS.B, Zero Cpn, 9/30/25 ... 2,003 1,774
7643914.SQ.FTS.B, Zero Cpn, 9/30/25 ... 18,618 17,445
7644312.SQ.FTS.B, Zero Cpn, 9/30/25 ... 11,992 11,223
7644545.SQ.FTS.B, Zero Cpn, 9/30/25 ... 25,944 24,226
7645018.SQ.FTS.B, Zero Cpn, 9/30/25 ... 13,839 12,637
7645285.SQ.FTS.B, Zero Cpn, 9/30/25 ... 9,427 8,752
7645735.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,094 1,002
7645813.SQ.FTS.B, Zero Cpn, 10/01/25 .. 960 875
7645870.SQ.FTS.B, Zero Cpn, 10/01/25 .. 16,517 15,476
7646554.SQ.FTS.B, Zero Cpn, 10/01/25 .. 36,682 34,363
7647526.SQ.FTS.B, Zero Cpn, 10/01/25 .. 24,741 22,908
7648107.SQ.FTS.B, Zero Cpn, 10/01/25 .. 20,680 19,251
7648585.SQ.FTS.B, Zero Cpn, 10/01/25 .. 5,832 5,355
7648709.SQ.FTS.B, Zero Cpn, 10/01/25 .. 5,125 4,745
7648874.SQ.FTS.B, Zero Cpn, 10/01/25 .. 4,009 3,739
7648989.SQ.FTS.B, Zero Cpn, 10/01/25 .. 1,533 1,421
7649023.SQ.FTS.B, Zero Cpn, 10/01/25 .. 13,319 12,427
7649639.SQ.FTS.B, Zero Cpn, 10/02/25 .. 7,537 6,908
7649865.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,969 4,516
7649988.SQ.FTS.B, Zero Cpn, 10/02/25 .. 6,275 5,836
7650136.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,303 1,200
7650164.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,249 1,148
7650248.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,016 3,728
7650345.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,443 3,226
7650453.SQ.FTS.B, Ze ro Cpn, 10/02/25 .. 3,331 3,108
7650626.SQ.FTS.B, Zero Cpn, 10/02/25 .. 5,307 4,882
7650943.SQ.FTS.B, Zero Cpn, 10/02/25 .. 19,169 17,828
7651482.SQ.FTS.B, Zero Cpn, 10/02/25 .. 11,283 10,492
7651686.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,111 1,015
7651705.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,844 4,410
7651790.SQ.FTS.B, Zero Cpn, 10/02/25 .. 461 421
7651792.SQ.FTS.B, Zero Cpn, 10/02/25 .. 21,095 19,692
7652073.SQ.FTS.B, Zero Cpn, 10/02/25 .. 42,105 39,308
7652960.SQ.FTS.B, Zero Cpn, 10/02/25 .. 1,475 1,347
7653005.SQ.FTS.B, Zero Cpn, 10/02/25 .. 3,443 3,201
7653050.SQ.FTS.B, Zero Cpn, 10/02/25 .. 48,068 44,882
7653830.SQ.FTS.B, Zero Cpn, 10/02/25 .. 4,299 3,924
7653916.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,145 1,040
7653967.SQ.FTS.B, Zero Cpn, 10/03/25 .. 2,444 2,286
7654037.SQ.FTS.B, Zero Cpn, 10/03/25 .. 46,863 43,580
7655257.SQ.FTS.B, Zero Cpn, 10/03/25 .. 41,610 38,824

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7655755.SQ.FTS.B, Zero Cpn, 10/03/25 .. $ 961 $ 888
7655768.SQ.FTS.B, Zero Cpn, 10/03/25 .. 3,461 3,160
7655826.SQ.FTS.B, Zero Cpn, 10/03/25 .. 13,947 12,768
7656099.SQ.FTS.B, Zero Cpn, 10/03/25 .. 24,000 22,324
7656528.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,913 1,786
7656556.SQ.FTS.B, Zero Cpn, 10/03/25 .. 10,965 10,274
7656711.SQ.FTS.B, Zero Cpn, 10/03/25 .. 5,244 4,807
7656805.SQ.FTS.B, Zero Cpn, 10/03/25 .. 16,255 14,976
7657081.SQ.FTS.B, Zero Cpn, 10/03/25 .. 10,951 10,110
7657226.SQ.FTS.B, Zero Cpn, 10/03/25 .. 1,104 1,010
7657242.SQ.FTS.B, Zero Cpn, 10/03/25 .. 2,485 2,293
7657269.SQ.FTS.B, Zero Cpn, 10/03/25 .. 17,325 16,211
7657540.SQ.FTS.B, Zero Cpn, 10/03/25 .. 4,443 4,050
7657597.SQ.FTS.B, Zero Cpn, 10/03/25 .. 11,995 11,228
7659774.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,563 3,318
7659875.SQ.FTS.B, Zero Cpn, 10/04/25 .. 710 646
7659887.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,760 3,517
7659938.SQ.FTS.B, Zero Cpn, 10/04/25 .. 11,873 10,944
7660264.SQ.FTS.B, Zero Cpn, 10/04/25 .. 25,842 24,170
7660990.SQ.FTS.B, Zero Cpn, 10/04/25 .. 28,349 26,392
7661564.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,299 2,117
7661595.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,969 2,770
7661640.SQ.FTS.B, Zero Cpn, 10/04/25 .. 3,682 3,374
7661730.SQ.FTS.B, Zero Cpn, 10/04/25 .. 32,905 30,816
7662217.SQ.FTS.B, Zero Cpn, 10/04/25 .. 6,396 5,919
7662304.SQ.FTS.B, Zero Cpn, 10/04/25 .. 101,828 95,021
7663594.SQ.FTS.B, Zero Cpn, 10/04/25 .. 2,679 2,494
7663637.SQ.FTS.B, Zero Cpn, 10/04/25 .. 4,777 4,422
7663716.SQ.FTS.B, Zero Cpn, 10/04/25 .. 4,635 4,312
7663786.SQ.FTS.B, Zero Cpn, 10/04/25 .. 25,176 23,227
7664125.SQ.FTS.B, Zero Cpn, 10/05/25 .. 10,601 9,702
7664448.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,325 1,228
7664462.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,893 2,685
7664516.SQ.FTS.B, Zero Cpn, 10/05/25 .. 22,659 20,969
7665222.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,259 5,816
7665345.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,519 1,399
7665377.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,379 1,266
7665427.SQ.FTS.B, Zero Cpn, 10/05/25 .. 11,263 10,246
7665718.SQ.FTS.B, Zero Cpn, 10/05/25 .. 19,988 18,474
7666168.SQ.FTS.B, Zero Cpn, 10/05/25 .. 5,789 5,365
7666278.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,397 2,227
7666333.SQ.FTS.B, Zero Cpn, 10/05/25 .. 48,233 44,887
7667040.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,337 5,913
7667122.SQ.FTS.B, Zero Cpn, 10/05/25 .. 12,610 11,817
7667293.SQ.FTS.B, Zero Cpn, 10/05/25 .. 2,543 2,286
7667343.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,608 1,474
7667360.SQ.FTS.B, Zero Cpn, 10/05/25 .. 4,299 3,921
7667434.SQ.FTS.B, Zero Cpn, 10/05/25 .. 6,456 5,931
7667536.SQ.FTS.B, Zero Cpn, 10/05/25 .. 13,917 13,008
7667738.SQ.FTS.B, Zero Cpn, 10/05/25 .. 8,220 7,621
7667847.SQ.FTS.B, Zero Cpn, 10/05/25 .. 1,405 1,293
7667877.SQ.FTS.B, Zero Cpn, 10/06/25 .. 3,060 2,830
7667933.SQ.FTS.B, Zero Cpn, 10/06/25 .. 34,867 31,982
7668617.SQ.FTS.B, Zero Cpn, 10/06/25 .. 5,898 5,456
7668732.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,915 1,734
7668773.SQ.FTS.B, Zero Cpn, 10/06/25 .. 1,725 1,585
7668798.SQ.FTS.B, Zero Cpn, 10/06/25 .. 11,237 10,428
7668989.SQ.FTS.B, Zero Cpn, 10/07/25 .. 4,819 4,464
Description
Principal
Amount Value
Block, Inc. (continued)
7669086.SQ.FTS.B, Zero Cpn, 10/07/25 .. $ 16,567 $ 15,341
7669373.SQ.FTS.B, Zero Cpn, 10/07/25 .. 9,992 9,301
7669539.SQ.FTS.B, Zero Cpn, 10/07/25 .. 9,979 9,347
7669994.SQ.FTS.B, Zero Cpn, 10/08/25 .. 5,229 4,767
7670094.SQ.FTS.B, Zero Cpn, 10/08/25 .. 13,484 12,570
7670642.SQ.FTS.B, Zero Cpn, 10/08/25 .. 2,432 2,229
7670758.SQ.FTS.B, Zero Cpn, 10/08/25 .. 4,962 4,581
7670931.SQ.FTS.B, Zero Cpn, 10/08/25 .. 768 663
7671011.SQ.FTS.B, Zero Cpn, 10/08/25 .. 499 463
7671022.SQ.FTS.B, Zero Cpn, 10/08/25 .. 5,998 5,525
7671209.SQ.FTS.B, Zero Cpn, 10/08/25 .. 26,091 24,242
7671758.SQ.FTS.B, Zero Cpn, 10/08/25 .. 1,835 1,697
7671787.SQ.FTS.B, Zero Cpn, 10/08/25 .. 6,224 5,820
7671923.SQ.FTS.B, Zero Cpn, 10/08/25 .. 5,459 5,028
7672033.SQ.FTS.B, Zero Cpn, 10/08/25 .. 15,594 14,512
7672289.SQ.FTS.B, Zero Cpn, 10/08/25 .. 13,305 12,258
7672574.SQ.FTS.B, Zero Cpn, 10/08/25 .. 11,241 10,369
7672835.SQ.FTS.B, Zero Cpn, 10/08/25 .. 14,070 13,092
7673124.SQ.FTS.B, Zero Cpn, 10/08/25 .. 3,728 3,473
7673194.SQ.FTS.B, Zero Cpn, 10/08/25 .. 7,164 6,675
7673355.SQ.FTS.B, Zero Cpn, 10/08/25 .. 5,380 5,017
7673435.SQ.FTS.B, Zero Cpn, 10/08/25 .. 1,696 1,546
7673474.SQ.FTS.B, Zero Cpn, 10/08/25 .. 3,181 2,939
7673573.SQ.FTS.B, Zero Cpn, 10/08/25 .. 8,097 7,476
7673616.SQ.FTS.B, Zero Cpn, 10/09/25 .. 21,509 20,110
7674143.SQ.FTS.B, Zero Cpn, 10/09/25 .. 581 533
7674163.SQ.FTS.B, Zero Cpn, 10/09/25 .. 18,610 17,000
7674704.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,189 1,091
7674741.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,652 1,509
7674807.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,274 2,124
7674860.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,135 1,970
7674912.SQ.FTS.B, Zero Cpn, 10/09/25 .. 3,240 2,955
7674982.SQ.FTS.B, Zero Cpn, 10/09/25 .. 5,414 5,063
7675118.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,328 1,227
7675149.SQ.FTS.B, Zero Cpn, 10/09/25 .. 6,516 6,104
7675272.SQ.FTS.B, Zero Cpn, 10/09/25 .. 10,441 9,751
7675427.SQ.FTS.B, Zero Cpn, 10/09/25 .. 5,054 4,699
7675471.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,983 2,747
7675516.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,029 1,854
7675548.SQ.FTS.B, Zero Cpn, 10/09/25 .. 3,491 3,256
7675579.SQ.FTS.B, Zero Cpn, 10/09/25 .. 3,220 2,966
7675637.SQ.FTS.B, Zero Cpn, 10/09/25 .. 25,255 23,349
7675955.SQ.FTS.B, Zero Cpn, 10/09/25 .. 5,172 4,788
7676029.SQ.FTS.B, Zero Cpn, 10/09/25 .. 3,225 3,015
7676081.SQ.FTS.B, Zero Cpn, 10/09/25 .. 3,175 2,942
7676122.SQ.FTS.B, Zero Cpn, 10/09/25 .. 4,375 3,988
7676186.SQ.FTS.B, Zero Cpn, 10/09/25 .. 2,193 1,992
7676203.SQ.FTS.B, Zero Cpn, 10/09/25 .. 1,412 1,298
7676230.SQ.FTS.B, Zero Cpn, 10/09/25 .. 46,857 42,845
7676986.SQ.FTS.B, Zero Cpn, 10/09/25 .. 4,858 4,532
7677059.SQ.FTS.B, Zero Cpn, 10/09/25 .. 40,898 37,910
7677246.SQ.FTS.B, Zero Cpn, 10/10/25 .. 11,003 10,058
7677613.SQ.FTS.B, Zero Cpn, 10/10/25 .. 7,591 6,926
7677812.SQ.FTS.B, Zero Cpn, 10/10/25 .. 868 801
7677832.SQ.FTS.B, Zero Cpn, 10/10/25 .. 19,810 18,458
7678409.SQ.FTS.B, Zero Cpn, 10/10/25 .. 2,687 2,279
7678508.SQ.FTS.B, Zero Cpn, 10/10/25 .. 537 431
7678592.SQ.FTS.B, Zero Cpn, 10/10/25 .. 50,553 47,233

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7679202.SQ.FTS.B, Zero Cpn, 10/10/25 .. $ 4,004 $ 3,660
7679256.SQ.FTS.B, Zero Cpn, 10/10/25 .. 29,371 27,044
7679736.SQ.FTS.B, Zero Cpn, 10/10/25 .. 1,237 1,138
7679766.SQ.FTS.B, Zero Cpn, 10/10/25 .. 5,508 5,158
7679832.SQ.FTS.B, Zero Cpn, 10/10/25 .. 59,875 55,897
7682300.SQ.FTS.B, Zero Cpn, 10/11/25 .. 4,184 3,900
7682410.SQ.FTS.B, Zero Cpn, 10/11/25 .. 21,687 20,301
7683127.SQ.FTS.B, Zero Cpn, 10/11/25 .. 2,409 2,211
7683197.SQ.FTS.B, Zero Cpn, 10/11/25 .. 4,241 3,938
7683322.SQ.FTS.B, Zero Cpn, 10/11/25 .. 6,675 6,163
7683502.SQ.FTS.B, Zero Cpn, 10/11/25 .. 763 709
7683518.SQ.FTS.B, Zero Cpn, 10/11/25 .. 5,433 5,078
7683706.SQ.FTS.B, Zero Cpn, 10/11/25 .. 8,457 7,905
7683899.SQ.FTS.B, Zero Cpn, 10/11/25 .. 93,484 86,636
7685453.SQ.FTS.B, Zero Cpn, 10/11/25 .. 4,237 3,964
7685513.SQ.FTS.B, Zero Cpn, 10/11/25 .. 57,623 52,875
7686059.SQ.FTS.B, Zero Cpn, 10/12/25 .. 3,159 2,886
7686198.SQ.FTS.B, Zero Cpn, 10/12/25 .. 5,556 5,164
7686421.SQ.FTS.B, Zero Cpn, 10/12/25 .. 4,728 4,380
7686514.SQ.FTS.B, Zero Cpn, 10/12/25 .. 12,980 12,148
7687000.SQ.FTS.B, Zero Cpn, 10/12/25 .. 3,604 3,311
7687178.SQ.FTS.B, Zero Cpn, 10/12/25 .. 12,685 11,684
7687505.SQ.FTS.B, Zero Cpn, 10/12/25 .. 693 637
7687518.SQ.FTS.B, Zero Cpn, 10/12/25 .. 9,831 8,988
7687750.SQ.FTS.B, Zero Cpn, 10/12/25 .. 2,081 1,912
7687803.SQ.FTS.B, Zero Cpn, 10/12/25 .. 17,723 16,368
7688253.SQ.FTS.B, Zero Cpn, 10/12/25 .. 52,958 49,352
7689138.SQ.FTS.B, Zero Cpn, 10/12/25 .. 27,976 25,771
7689293.SQ.FTS.B, Zero Cpn, 10/13/25 .. 5,705 5,317
7689371.SQ.FTS.B, Zero Cpn, 10/13/25 .. 7,789 7,275
7689469.SQ.FTS.B, Zero Cpn, 10/13/25 .. 8,554 7,938
7689601.SQ.FTS.B, Zero Cpn, 10/13/25 .. 2,089 1,928
7689627.SQ.FTS.B, Zero Cpn, 10/13/25 .. 16,984 15,898
7689832.SQ.FTS.B, Zero Cpn, 10/13/25 .. 1,496 1,362
7689857.SQ.FTS.B, Zero Cpn, 10/13/25 .. 13,166 12,045
7690074.SQ.FTS.B, Zero Cpn, 10/13/25 .. 6,643 6,138
7690162.SQ.FTS.B, Zero Cpn, 10/14/25 .. 13,590 12,543
7690353.SQ.FTS.B , Zero Cpn, 10/14/25 .. 2,129 1,975
7690384.SQ.FTS.B, Zero Cpn, 10/14/25 .. 420 387
7690387.SQ.FTS.B, Zero Cpn, 10/14/25 .. 6,408 5,872
7690477.SQ.FTS.B, Zero Cpn, 10/14/25 .. 2,248 2,098
7690511.SQ.FTS.B, Zero Cpn, 10/14/25 .. 1,322 1,212
7690525.SQ.FTS.B, Zero Cpn, 10/14/25 .. 7,856 7,341
7690594.SQ.FTS.B, Zero Cpn, 10/14/25 .. 4,317 3,989
7690656.SQ.FTS.B, Zero Cpn, 10/14/25 .. 5,307 4,864
7690720.SQ.FTS.B, Zero Cpn, 10/14/25 .. 2,472 2,283
7690754.SQ.FTS.B, Zero Cpn, 10/14/25 .. 4,407 4,106
7690814.SQ.FTS.B, Zero Cpn, 10/14/25 .. 3,258 3,049
7690870.SQ.FTS.B, Zero Cpn, 10/14/25 .. 17,054 15,965
7691347.SQ.FTS.B, Zero Cpn, 10/15/25 .. 909 848
7691362.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,984 1,840
7691438.SQ.FTS.B, Zero Cpn, 10/15/25 .. 6,211 5,803
7691637.SQ.FTS.B, Zero Cpn, 10/15/25 .. 5,342 4,911
7691830.SQ.FTS.B, Zero Cpn, 10/15/25 .. 2,021 1,845
7691925.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,726 3,430
7692013.SQ.FTS.B, Zero Cpn, 10/15/25 .. 9,012 8,287
7692227.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,306 3,062
7692302.SQ.FTS.B, Zero Cpn, 10/15/25 .. 15,561 14,474
Description
Principal
Amount Value
Block, Inc. (continued)
7692563.SQ.FTS.B, Zero Cpn, 10/15/25 .. $ 1,653 $ 1,538
7692581.SQ.FTS.B, Zero Cpn, 10/15/25 .. 5,969 5,496
7692666.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,441 1,338
7692692.SQ.FTS.B, Zero Cpn, 10/15/25 .. 1,739 1,603
7692735.SQ.FTS.B, Zero Cpn, 10/15/25 .. 4,053 3,765
7692826.SQ.FTS.B, Zero Cpn, 10/15/25 .. 18,641 17,039
7693126.SQ.FTS.B, Zero Cpn, 10/15/25 .. 5,907 5,484
7693227.SQ.FTS.B, Zero Cpn, 10/15/25 .. 14,935 13,765
7693405.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,832 3,525
7693460.SQ.FTS.B, Zero Cpn, 10/15/25 .. 3,317 3,038
7693492.SQ.FTS.B, Zero Cpn, 10/15/25 .. 39,165 36,189
7693971.SQ.FTS.B, Zero Cpn, 10/15/25 .. 18,017 16,701
7694275.SQ.FTS.B, Zero Cpn, 10/15/25 .. 5,789 5,336
7694390.SQ.FTS.B, Zero Cpn, 10/15/25 .. 27,222 25,427
7694584.SQ.FTS.B, Zero Cpn, 10/16/25 .. 19,805 18,402
7695144.SQ.FTS.B, Zero Cpn, 10/16/25 .. 2,128 1,975
7695254.SQ.FTS.B, Zero Cpn, 10/16/25 .. 2,097 1,950
7695295.SQ.FTS.B, Zero Cpn, 10/16/25 .. 7,168 6,699
7695489.SQ.FTS.B, Zero Cpn, 10/16/25 .. 997 928
7695517.SQ.FTS.B, Zero Cpn, 10/16/25 .. 1,107 1,029
7695534.SQ.FTS.B, Zero Cpn, 10/16/25 .. 8,602 7,898
7695718.SQ.FTS.B, Zero Cpn, 10/16/25 .. 7,067 6,513
7695846.SQ.FTS.B, Zero Cpn, 10/16/25 .. 6,283 5,872
7695998.SQ.FTS.B, Zero Cpn, 10/16/25 .. 1,573 1,466
7696027.SQ.FTS.B, Zero Cpn, 10/16/25 .. 15,696 14,578
7696233.SQ.FTS.B, Zero Cpn, 10/16/25 .. 6,398 5,842
7696304.SQ.FTS.B, Zero Cpn, 10/16/25 .. 6,330 5,868
7696384.SQ.FTS.B, Zero Cpn, 10/16/25 .. 16,177 14,942
7696562.SQ.FTS.B, Zero Cpn, 10/16/25 .. 1,940 1,799
7696585.SQ.FTS.B, Zero Cpn, 10/16/25 .. 9,559 8,892
7696704.SQ.FTS.B, Zero Cpn, 10/16/25 .. 5,082 4,691
7696775.SQ.FTS.B, Zero Cpn, 10/16/25 .. 3,184 2,974
7696814.SQ.FTS.B, Zero Cpn, 10/16/25 .. 32,332 29,693
7697279.SQ.FTS.B, Zero Cpn, 10/16/25 .. 32,091 29,404
7697595.SQ.FTS.B, Zero Cpn, 10/17/25 .. 4,484 4,197
7697716.SQ.FTS.B, Zero Cpn, 10/17/25 .. 9,664 8,828
7697915.SQ.FTS.B, Zero Cpn, 10/17/25 .. 3,315 3,042
7697987.SQ.FTS.B, Zero Cpn, 10/17/25 .. 5,378 5,025
7698140.SQ.FTS.B, Zero Cpn, 10/17/25 .. 16,426 15,217
7698526.SQ.FTS.B, Zero Cpn, 10/17/25 .. 2,049 1,897
7698556.SQ.FTS.B, Zero Cpn, 10/17/25 .. 4,734 4,404
7698643.SQ.FTS.B, Zero Cpn, 10/17/25 .. 3,944 3,656
7698716.SQ.FTS.B, Zero Cpn, 10/17/25 .. 5,347 4,993
7698820.SQ.FTS.B, Zero Cpn, 10/17/25 .. 3,782 3,456
7698853.SQ.FTS.B, Zero Cpn, 10/17/25 .. 18,703 17,284
7699047.SQ.FTS.B, Zero Cpn, 10/17/25 .. 45,738 41,873
7699550.SQ.FTS.B, Zero Cpn, 10/17/25 .. 11,122 10,393
7699696.SQ.FTS.B, Zero Cpn, 10/17/25 .. 45,503 42,047
7700190.SQ.FTS.B, Zero Cpn, 10/17/25 .. 7,913 7,393
7701611.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,725 3,425
7701703.SQ.FTS.B, Zero Cpn, 10/18/25 .. 757 698
7701719.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,251 2,071
7701757.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,750 1,589
7701772.SQ.FTS.B, Zero Cpn, 10/18/25 .. 4,359 3,989
7701828.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,621 3,352
7701936.SQ.FTS.B, Zero Cpn, 10/18/25 .. 11,921 10,890
7702244.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,806 2,600
7702400.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,424 2,254

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7702437.SQ.FTS.B, Zero Cpn, 10/18/25 .. $ 6,897 $ 6,425
7702604.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,257 2,979
7702698.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,504 3,239
7702787.SQ.FTS.B, Zero Cpn, 10/18/25 .. 57,030 52,955
7703816.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,643 2,467
7703868.SQ.FTS.B, Zero Cpn, 10/18/25 .. 1,087 1,012
7703885.SQ.FTS.B, Zero Cpn, 10/18/25 .. 5,877 5,469
7703968.SQ.FTS.B, Zero Cpn, 10/18/25 .. 3,590 3,291
7704012.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,298 2,129
7704065.SQ.FTS.B, Zero Cpn, 10/18/25 .. 2,911 2,718
7704101.SQ.FTS.B, Zero Cpn, 10/18/25 .. 722 663
7704118.SQ.FTS.B, Zero Cpn, 10/18/25 .. 22,055 20,555
7704455.SQ.FTS.B, Zero Cpn, 10/19/25 .. 1,244 1,143
7704502.SQ.FTS.B, Zero Cpn, 10/19/25 .. 3,745 3,490
7704604.SQ.FTS.B, Zero Cpn, 10/19/25 .. 12,156 11,286
7705039.SQ.FTS.B, Zero Cpn, 10/19/25 .. 20,394 18,748
7705505.SQ.FTS.B, Zero Cpn, 10/19/25 .. 7,409 6,841
7705618.SQ.FTS.B, Zero Cpn, 10/19/25 .. 4,779 4,357
7705667.SQ.FTS.B, Zero Cpn, 10/19/25 .. 30,117 27,810
7706301.SQ.FTS.B, Zero Cpn, 10/19/25 .. 31,118 28,826
7706766.SQ.FTS.B, Zero Cpn, 10/20/25 .. 4,194 3,886
7706826.SQ.FTS.B, Zero Cpn, 10/20/25 .. 3,152 2,861
7706860.SQ.FTS.B, Zero Cpn, 10/20/25 .. 33,970 31,725
7707225.SQ.FTS.B, Zero Cpn, 10/21/25 .. 7,618 7,093
7707326.SQ.FTS.B, Zero Cpn, 10/21/25 .. 1,737 1,592
7707353.SQ.FTS.B, Zero Cpn, 10/21/25 .. 4,559 4,200
7707410.SQ.FTS.B, Zero Cpn, 10/21/25 .. 5,379 5,010
7707481.SQ.FTS.B, Zero Cpn, 10/21/25 .. 2,845 2,636
7707515.SQ.FTS.B, Zero Cpn, 10/21/25 .. 7,389 6,911
7707604.SQ.FTS.B, Zero Cpn, 10/21/25 .. 1,035 944
7707609.SQ.FTS.B, Zero Cpn, 10/21/25 .. 12,093 11,261
7707955.SQ.FTS.B, Zero Cpn, 10/22/25 .. 2,439 2,260
7708026.SQ.FTS.B, Zero Cpn, 10/22/25 .. 7,585 6,951
7708185.SQ.FTS.B, Zero Cpn, 10/22/25 .. 2,745 2,536
7708336.SQ.FTS.B, Zero Cpn, 10/22/25 .. 3,424 3,171
7708402.SQ.FTS.B, Zero Cpn, 10/22/25 .. 19,107 17,511
7708642.SQ.FTS.B, Zero Cpn, 10/22/25 .. 4,170 3,804
7708676.SQ.FTS.B, Zero Cpn, 10/22/25 .. 61,563 57,483
7709235.SQ.FTS.B, Zero Cpn, 10/22/25 .. 2,491 2,326
7709257.SQ.FTS.B, Zero Cpn, 10/22/25 .. 9,130 8,456
7709365.SQ.FTS.B, Zero Cpn, 10/22/25 .. 2,932 2,679
7709387.SQ.FTS.B, Zero Cpn, 10/22/25 .. 15,685 14,499
7709743.SQ.FTS.B, Zero Cpn, 10/23/25 .. 5,081 4,732
7709864.SQ.FTS.B, Zero Cpn, 10/23/25 .. 9,133 8,394
7710105.SQ.FTS.B, Zero Cpn, 10/23/25 .. 760 702
7710132.SQ.FTS.B, Zero Cpn, 10/23/25 .. 6,016 5,559
7710213.SQ.FTS.B, Zero Cpn, 10/23/25 .. 2,915 2,706
7710277.SQ.FTS.B, Zero Cpn, 10/23/25 .. 5,863 5,454
7710384.SQ.FTS.B, Zero Cpn, 10/23/25 .. 7,548 6,933
7710459.SQ.FTS.B, Zero Cpn, 10/23/25 .. 8,646 8,059
7710533.SQ.FTS.B, Zero Cpn, 10/23/25 .. 44,041 40,991
7712570.SQ.FTS.B, Zero Cpn, 10/23/25 .. 28,395 26,515
7714661.SQ.FTS.B, Zero Cpn, 10/24/25 .. 10,808 9,894
7721370.SQ.FTS.B, Zero Cpn, 10/25/25 .. 5,713 5,290
7721630.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,146 1,050
7721660.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,293 7,739
7721804.SQ.FTS.B, Zero Cpn, 10/25/25 .. 10,364 9,489
7722005.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,695 3,403
Description
Principal
Amount Value
Block, Inc. (continued)
7722120.SQ.FTS.B, Zero Cpn, 10/25/25 .. $ 8,672 $ 8,057
7722271.SQ.FTS.B, Zero Cpn, 10/25/25 .. 15,633 14,313
7722484.SQ.FTS.B, Zero Cpn, 10/25/25 .. 9,275 8,588
7722622.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,335 3,064
7722653.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,946 4,580
7722695.SQ.FTS.B, Zero Cpn, 10/25/25 .. 9,656 9,011
7722826.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,052 3,743
7722860.SQ.FTS.B, Zero Cpn, 10/25/25 .. 7,199 6,563
7722925.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,954 2,714
7722951.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,476 4,177
7722996.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,222 3,859
7723033.SQ.FTS.B, Zero Cpn, 10/25/25 .. 7,295 6,679
7723093.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,179 7,633
7723156.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,145 3,869
7723206.SQ.FTS.B, Zero Cpn, 10/25/25 .. 13,064 12,192
7723355.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,708 4,357
7723400.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,682 3,372
7723449.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,056 986
7723458.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,285 1,177
7723475.SQ.FTS.B, Zero Cpn, 10/25/25 .. 17,425 16,009
7723653.SQ.FTS.B, Zero Cpn, 10/25/25 .. 3,181 2,969
7723682.SQ.FTS.B, Zero Cpn, 10/25/25 .. 15,336 14,312
7723793.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,493 2,290
7723826.SQ.FTS.B, Zero Cpn, 10/25/25 .. 2,582 2,364
7723869.SQ.FTS.B, Zero Cpn, 10/25/25 .. 9,537 8,694
7723970.SQ.FTS.B, Zero Cpn, 10/25/25 .. 6,123 5,714
7724116.SQ.FTS.B, Zero Cpn, 10/25/25 .. 6,126 5,672
7724188.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,749 1,633
7724222.SQ.FTS.B, Zero Cpn, 10/25/25 .. 24,754 23,109
7724441.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,130 7,527
7724525.SQ.FTS.B, Zero Cpn, 10/25/25 .. 1,123 1,028
7724542.SQ.FTS.B, Zero Cpn, 10/25/25 .. 4,872 4,527
7724584.SQ.FTS.B, Zero Cpn, 10/25/25 .. 8,151 7,527
4581962.SQ.FTS.B, Ze ro Cpn, 4/03/33 ... 1,755 –
4581979.SQ.FTS.B, Zero Cpn, 4/03/33 ... 2,035 –
4582384.SQ.FTS.B, Zero Cpn, 4/03/33 ... 863 –
4586446.SQ.FTS.B, Zero Cpn, 4/04/33 ... 5,636 –
4590729.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,383 –
4591813.SQ.FTS.B, Zero Cpn, 4/06/33 ... 2,891 –
4591961.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,338 –
4592572.SQ.FTS.B, Zero Cpn, 4/06/33 ... 449 –
4593610.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,504 –
4604000.SQ.FTS.B, Zero Cpn, 4/09/33 ... 8,181 –
4604804.SQ.FTS.B, Zero Cpn, 4/09/33 ... 785 –
4605063.SQ.FTS.B, Zero Cpn, 4/10/33 ... 1,320 –
4605658.SQ.FTS.B, Zero Cpn, 4/10/33 ... 6,711 –
4606063.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,752 –
4606489.SQ.FTS.B, Zero Cpn, 4/11/33 ... 12,498 –
4606620.SQ.FTS.B, Zero Cpn, 4/11/33 ... 668 –
4606932.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,572 –
4609460.SQ.FTS.B, Zero Cpn, 4/12/33 ... 2,479 –
4609493.SQ.FTS.B, Zero Cpn, 4/12/33 ... 1,353 –
4610482.SQ.FTS.B, Zero Cpn, 4/13/33 ... 3,367 –
4622664.SQ.FTS.B, Zero Cpn, 4/15/33 ... 3,107 –
4622864.SQ.FTS.B, Zero Cpn, 4/15/33 ... 782 –
4624391.SQ.FTS.B, Zero Cpn, 4/17/33 ... 3,087 –
4624796.SQ.FTS.B, Zero Cpn, 4/17/33 ... 457 –
4625048.SQ.FTS.B, Zero Cpn, 4/17/33 ... 871 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4626040.SQ.FTS.B, Zero Cpn, 4/18/33 ... $ 5,792 $ –
4628862.SQ.FTS.B, Zero Cpn, 4/19/33 ... 8,296 –
4632078.SQ.FTS.B, Zero Cpn, 4/20/33 ... 21,052 –
4638327.SQ.FTS.B, Zero Cpn, 4/22/33 ... 8,661 –
4640261.SQ.FTS.B, Zero Cpn, 4/24/33 ... 549 –
4640985.SQ.FTS.B, Zero Cpn, 4/25/33 ... 1,692 1
4641063.SQ.FTS.B, Zero Cpn, 4/25/33 ... 710 –
4643805.SQ.FTS.B, Zero Cpn, 4/25/33 ... 751 –
4649015.SQ.FTS.B, Zero Cpn, 4/27/33 ... 5,124 –
4649299.SQ.FTS.B, Zero Cpn, 4/27/33 ... 109 –
4655501.SQ.FTS.B, Zero Cpn, 4/29/33 ... 4,154 –
4657541.SQ.FTS.B, Zero Cpn, 4/30/33 ... 836 –
4660081.SQ.FTS.B, Zero Cpn, 5/01/33 ... 422 –
4664137.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,149 –
4666640.SQ.FTS.B, Zero Cpn, 5/03/33 ... 10,212 –
4674918.SQ.FTS.B, Zero Cpn, 5/05/33 ... 9,934 –
4675113.SQ.FTS.B, Zero Cpn, 5/05/33 ... 163 –
4684412.SQ.FTS.B, Zero Cpn, 5/08/33 ... 2,706 –
4707828.SQ.FTS.B, Zero Cpn, 5/11/33 ... 69 –
4713712.SQ.FTS.B, Zero Cpn, 5/13/33 ... 167 –
4720634.SQ.FTS.B, Zero Cpn, 5/16/33 ... 7,932 4
4725524.SQ.FTS.B, Zero Cpn, 5/17/33 ... 19,384 17
4741690.SQ.FTS.B, Zero Cpn, 5/18/33 ... 524 –
4744012.SQ.FTS.B, Zero Cpn, 5/18/33 ... 2,547 3
4755474.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,198 3
4756626.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,687 2
4757364.SQ.FTS.B, Zero Cpn, 5/22/33 ... 2,804 1
4790013.SQ.FTS.B, Zero Cpn, 5/29/33 ... 144 –
4807316.SQ.FTS.B, Zero Cpn, 6/02/33 ... 297 1
4810447.SQ.FTS.B, Zero Cpn, 6/03/33 ... 2,379 7
4814556.SQ.FTS.B, Zero Cpn, 6/04/33 ... 616 1
4814833.SQ.FTS.B, Zero Cpn, 6/04/33 ... 24,496 79
4815651.SQ.FTS.B, Zero Cpn, 6/05/33 ... 629 1
4818987.SQ.FTS.B, Zero Cpn, 6/06/33 ... 2,640 6
4819180.SQ.FTS.B, Zero Cpn, 6/07/33 ... 266 1
4819217.SQ.FTS.B, Zero Cpn, 6/07/33 ... 12,317 41
4821611.SQ.FTS.B, Zero Cpn, 6/08/33 ... 702 1
4823342.SQ.FTS.B, Zero Cpn, 6/08/33 ... 723 1
4827165.SQ.FTS.B, Zero Cpn, 6/09/33 ... 1,298 2
4831089.SQ.FTS.B, Zero Cpn, 6/10/33 ... 3,668 14
4832985.SQ.FTS.B, Zero Cpn, 6/10/33 ... 12,795 38
4836929.SQ.FTS.B, Zero Cpn, 6/13/33 ... 6,637 23
4837116.SQ.FTS.B, Zero Cpn, 6/13/33 ... 2,784 10
4838193.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,565 8
4839366.SQ.FTS.B, Zero Cpn, 6/14/33 ... 11,177 44
4839716.SQ.FTS.B, Zero Cpn, 6/14/33 ... 727 3
4840254.SQ.FTS.B, Zero Cpn, 6/14/33 ... 488 2
4840334.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,577 6
4840427.SQ.FTS.B, Zero Cpn, 6/14/33 ... 6,145 19
4840766.SQ.FTS.B, Zero Cpn, 6/14/33 ... 2,241 10
4842339.SQ.FTS.B, Zero Cpn, 6/15/33 ... 565 3
4843142.SQ.FTS.B, Zero Cpn, 6/15/33 ... 5,444 21
4848471.SQ.FTS.B, Zero Cpn, 6/16/33 ... 2,931 8
4848662.SQ.FTS.B, Zero Cpn, 6/16/33 ... 5,372 14
4848703.SQ.FTS.B, Zero Cpn, 6/16/33 ... 1,526 5
4850020.SQ.FTS.B, Zero Cpn, 6/16/33 ... 156 –
4850454.SQ.FTS.B, Zero Cpn, 6/16/33 ... 1,505 4
4858016.SQ.FTS.B, Zero Cpn, 6/17/33 ... 1,782 4
Description
Principal
Amount Value
Block, Inc. (continued)
4860376.SQ.FTS.B, Zero Cpn, 6/17/33 ... $ 1,539 $ 5
4860428.SQ.FTS.B, Zero Cpn, 6/17/33 ... 179 –
4860575.SQ.FTS.B, Zero Cpn, 6/17/33 ... 431 2
4861177.SQ.FTS.B, Zero Cpn, 6/17/33 ... 526 2
4861282.SQ.FTS.B, Zero Cpn, 6/17/33 ... 2,636 5
4861902.SQ.FTS.B, Zero Cpn, 6/18/33 ... 1,428 4
4861917.SQ.FTS.B, Zero Cpn, 6/18/33 ... 3,378 17
4863326.SQ.FTS.B, Zero Cpn, 6/19/33 ... 3,221 17
4863471.SQ.FTS.B, Zero Cpn, 6/19/33 ... 7,932 45
4866438.SQ.FTS.B, Zero Cpn, 6/20/33 ... 954 2
4866709.SQ.FTS.B, Zero Cpn, 6/20/33 ... 1,837 5
4867919.SQ.FTS.B, Zero Cpn, 6/21/33 ... 6,047 20
4868143.SQ.FTS.B, Zero Cpn, 6/21/33 ... 4,894 30
4868584.SQ.FTS.B, Zero Cpn, 6/21/33 ... 5,694 22
4881733.SQ.FTS.B, Zero Cpn, 6/28/33 ... 726 6
4881919.SQ.FTS.B, Zero Cpn, 6/28/33 ... 793 3
4882161.SQ.FTS.B, Zero Cpn, 6/28/33 ... 203 1
4884630.SQ.FTS.B, Zero Cpn, 6/29/33 ... 527 3
4885937.SQ.FTS.B, Zero Cpn, 6/29/33 ... 2,665 21
4889629.SQ.FTS.B, Zero Cpn, 7/01/33 ... 2,050 9
4889899.SQ.FTS.B, Zero Cpn, 7/02/33 ... 5,336 20
4890016.SQ.FTS.B, Zero Cpn, 7/02/33 ... 1,471 2
4891423.SQ.FTS.B, Zero Cpn, 7/03/33 ... 3,072 22
4901412.SQ.FTS.B, Zero Cpn, 7/07/33 ... 183 1
4901767.SQ.FTS.B, Zero Cpn, 7/07/33 ... 6,806 63
4903860.SQ.FTS.B, Zero Cpn, 7/09/33 ... 2,275 10
4905084.SQ.FTS.B, Zero Cpn, 7/10/33 ... 1,978 19
4906129.SQ.FTS.B, Zero Cpn, 7/10/33 ... 885 12
4910039.SQ.FTS.B, Zero Cpn, 7/12/33 ... 2,468 33
4924498.SQ.FTS.B, Zero Cpn, 7/17/33 ... 2,892 19
4925900.SQ.FTS.B, Zero Cpn, 7/18/33 ... 4,762 49
4926237.SQ.FTS.B, Zero Cpn, 7/18/33 ... 7,821 34
4926957.SQ.FTS.B, Zero Cpn, 7/19/33 ... 1,660 21
4928138.SQ.FTS.B, Zero Cpn, 7/19/33 ... 6,946 64
4928279.SQ.FTS.B, Zero Cpn, 7/19/33 ... 991 6
4928795.SQ.FTS.B, Zero Cpn, 7/19/33 ... 21,198 102
4931407.SQ.FTS.B, Zero Cpn, 7/20/33 ... 758 5
4931889.SQ.FTS.B, Zero Cpn, 7/20/33 ... 1,469 17
4933844.SQ.FTS.B, Zero Cpn, 7/21/33 ... 19,305 113
4935340.SQ.FTS.B, Zero Cpn, 7/22/33 ... 172 1
4935527.SQ.FTS.B, Zero Cpn, 7/22/33 ... 1,418 9
4935556.SQ.FTS.B, Zero Cpn, 7/22/33 ... 579 4
4935758.SQ.FTS.B, Zero Cpn, 7/23/33 ... 717 12
4935784.SQ.FTS.B, Zero Cpn, 7/23/33 ... 749 5
4936861.SQ.FTS.B, Zero Cpn, 7/24/33 ... 1,307 10
4937255.SQ.FTS.B, Zero Cpn, 7/24/33 ... 1,941 26
4954900.SQ.FTS.B, Zero Cpn, 7/28/33 ... 4,177 21
4962054.SQ.FTS.B, Zero Cpn, 7/31/33 ... 8,398 59
4962523.SQ.FTS.B, Zero Cpn, 7/31/33 ... 4,563 71
4964207.SQ.FTS.B, Zero Cpn, 8/01/33 ... 872 5
4967874.SQ.FTS.B, Zero Cpn, 8/02/33 ... 6,630 72
4976894.SQ.FTS.B, Zero Cpn, 8/07/33 ... 2,452 15
4977295.SQ.FTS.B, Zero Cpn, 8/07/33 ... 5,717 44
4980302.SQ.FTS.B, Zero Cpn, 8/08/33 ... 5,164 42
4980891.SQ.FTS.B, Zero Cpn, 8/08/33 ... 7,938 89
4985573.SQ.FTS.B, Zero Cpn, 8/10/33 ... 3,505 47
4985801.SQ.FTS.B, Zero Cpn, 8/10/33 ... 3,070 31
4986950.SQ.FTS.B, Zero Cpn, 8/10/33 ... 1,026 11

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4989680.SQ.FTS.B, Zero Cpn, 8/11/33 ... $ 6,187 $ 63
4990405.SQ.FTS.B, Zero Cpn, 8/12/33 ... 4,006 42
4990803.SQ.FTS.B, Zero Cpn, 8/12/33 ... 420 6
4990927.SQ.FTS.B, Zero Cpn, 8/12/33 ... 1,216 7
4991162.SQ.FTS.B, Zero Cpn, 8/13/33 ... 5,956 69
4993286.SQ.FTS.B, Zero Cpn, 8/14/33 ... 1,167 7
4993377.SQ.FTS.B, Zero Cpn, 8/14/33 ... 1,027 6
4993884.SQ.FTS.B, Zero Cpn, 8/14/33 ... 2,371 17
4994536.SQ.FTS.B, Zero Cpn, 8/14/33 ... 172 1
4994636.SQ.FTS.B, Zero Cpn, 8/15/33 ... 1,945 17
4999801.SQ.FTS.B, Zero Cpn, 8/15/33 ... 7,631 37
5002638.SQ.FTS.B, Zero Cpn, 8/15/33 ... 1,671 21
5002851.SQ.FTS.B, Zero Cpn, 8/15/33 ... 2,134 22
5003760.SQ.FTS.B, Zero Cpn, 8/15/33 ... 2,712 28
5017280.SQ.FTS.B, Zero Cpn, 8/17/33 ... 6,962 71
5019634.SQ.FTS.B, Zero Cpn, 8/17/33 ... 1,814 30
5024347.SQ.FTS.B, Zero Cpn, 8/18/33 ... 2,526 9
5025260.SQ.FTS.B, Zero Cpn, 8/18/33 ... 427 7
5025377.SQ.FTS.B, Zero Cpn, 8/18/33 ... 4,937 65
5025999.SQ.FTS.B, Zero Cpn, 8/19/33 ... 4,449 46
5026387.SQ.FTS.B, Zero Cpn, 8/19/33 ... 1,641 10
5027200.SQ.FTS.B, Zero Cpn, 8/21/33 ... 811 13
5034542.SQ.FTS.B, Zero Cpn, 8/23/33 ... 3,605 53
5035879.SQ.FTS.B, Zero Cpn, 8/23/33 ... 757 11
5037885.SQ.FTS.B, Zero Cpn, 8/24/33 ... 10,799 190
5041320.SQ.FTS.B, Zero Cpn, 8/25/33 ... 6,419 71
5044612.SQ.FTS.B, Zero Cpn, 8/27/33 ... 309 4
5045398.SQ.FTS.B, Zero Cpn, 8/28/33 ... 9,125 62
5045876.SQ.FTS.B, Zero Cpn, 8/28/33 ... 6,187 85
5047833.SQ.FTS.B, Zero Cpn, 8/28/33 ... 3,738 55
5048228.SQ.FTS.B, Zero Cpn, 9/01/33 ... 273 3
5049827.SQ.FTS.B, Zero Cpn, 9/01/33 ... 3,982 33
5050370.SQ.FTS.B, Zero Cpn, 9/01/33 ... 17,390 249
5051202.SQ.FTS.B, Zero Cpn, 9/02/33 ... 402 3
5051339.SQ.FTS.B, Zero Cpn, 9/02/33 ... 1,372 16
5059388.SQ.FTS.B, Zero Cpn, 9/04/33 ... 578 7
5059779.SQ.FTS.B, Zero Cpn, 9/04/33 ... 14,894 177
5061477.SQ.FTS.B, Zero Cpn, 9/04/33 ... 5,939 121
5062144.SQ.FTS.B, Zero Cpn, 9/05/33 ... 400 6
5065231.SQ.FTS.B, Zero Cpn, 9/07/33 ... 7,752 157
5066009.SQ.FTS.B, Zero Cpn, 9/08/33 ... 7,197 122
5067639.SQ.FTS.B, Zero Cpn, 9/08/33 ... 8,253 94
5068585.SQ.FTS.B, Zero Cpn, 9/08/33 ... 2,845 25
5069032.SQ.FTS.B, Zero Cpn, 9/09/33 ... 5,192 81
5069067.SQ.FTS.B, Zero Cpn, 9/09/33 ... 12,169 121
5073148.SQ.FTS.B, Zero Cpn, 9/10/33 ... 7,251 140
5074113.SQ.FTS.B, Zero Cpn, 9/10/33 ... 38,423 272
5074740.SQ.FTS.B, Zero Cpn, 9/10/33 ... 3,052 44
5074780.SQ.FTS.B, Zero Cpn, 9/10/33 ... 1,174 17
5078382.SQ.FTS.B, Zero Cpn, 9/12/33 ... 979 28
5080951.SQ.FTS.B, Zero Cpn, 9/14/33 ... 654 7
5081394.SQ.FTS.B, Zero Cpn, 9/14/33 ... 9,547 44
5082041.SQ.FTS.B, Zero Cpn, 9/14/33 ... 2,897 44
5082286.SQ.FTS.B, Zero Cpn, 9/15/33 ... 2,381 30
5086472.SQ.FTS.B, Zero Cpn, 9/16/33 ... 1,617 14
5086626.SQ.FTS.B, Zero Cpn, 9/16/33 ... 1,016 18
5089593.SQ.FTS.B, Zero Cpn, 9/17/33 ... 3,289 52
5090813.SQ.FTS.B, Zero Cpn, 9/17/33 ... 4,919 103
Description
Principal
Amount Value
Block, Inc. (continued)
5091416.SQ.FTS.B, Zero Cpn, 9/18/33 ... $ 13,886 $ 279
5092572.SQ.FTS.B, Zero Cpn, 9/18/33 ... 4,043 46
5093886.SQ.FTS.B, Zero Cpn, 9/19/33 ... 2,277 21
5094586.SQ.FTS.B, Zero Cpn, 9/20/33 ... 2,003 44
5095170.SQ.FTS.B, Zero Cpn, 9/21/33 ... 2,536 24
5096503.SQ.FTS.B, Zero Cpn, 9/21/33 ... 9,495 224
5097173.SQ.FTS.B, Zero Cpn, 9/21/33 ... 729 8
5098444.SQ.FTS.B, Zero Cpn, 9/22/33 ... 4,780 92
5099132.SQ.FTS.B, Zero Cpn, 9/22/33 ... 37,393 621
5102220.SQ.FTS.B, Zero Cpn, 9/23/33 ... 2,484 66
5104481.SQ.FTS.B, Zero Cpn, 9/24/33 ... 1,513 28
5107188.SQ.FTS.B, Zero Cpn, 9/24/33 ... 2,474 35
5109124.SQ.FTS.B, Zero Cpn, 9/25/33 ... 519 5
5109714.SQ.FTS.B, Zero Cpn, 9/25/33 ... 8,108 83
5111943.SQ.FTS.B, Zero Cpn, 9/28/33 ... 851 6
5113482.SQ.FTS.B, Zero Cpn, 9/28/33 ... 1,780 29
5114309.SQ.FTS.B, Zero Cpn, 9/28/33 ... 906 19
5114403.SQ.FTS.B, Zero Cpn, 9/28/33 ... 1,028 7
5115191.SQ.FTS.B, Zero Cpn, 9/29/33 ... 312 3
5115942.SQ.FTS.B, Zero Cpn, 9/29/33 ... 25,309 231
5117310.SQ.FTS.B, Zero Cpn, 9/30/33 ... 4,690 104
5118308.SQ.FTS.B, Zero Cpn, 9/30/33 ... 6,298 127
5118981.SQ.FTS.B, Zero Cpn, 9/30/33 ... 3,773 91
5119496.SQ.FTS.B, Zero Cpn, 9/30/33 ... 4,666 67
5122010.SQ.FTS.B, Zero Cpn, 9/30/33 ... 629 7
5122298.SQ.FTS.B, Zero Cpn, 9/30/33 ... 1,008 11
5124626.SQ.FTS.B, Zero Cpn, 9/30/33 ... 30 –
5125832.SQ.FTS.B, Zero Cpn, 10/01/33 .. 649 7
5126318.SQ.FTS.B, Zero Cpn, 10/01/33 .. 305 7
5128139.SQ.FTS.B, Zero Cpn, 10/02/33 .. 1,521 41
5128160.SQ.FTS.B, Zero Cpn, 10/02/33 .. 2,113 23
5129089.SQ.FTS.B, Zero Cpn, 10/03/33 .. 5,922 62
5131068.SQ.FTS.B, Zero Cpn, 10/04/33 .. 995 20
5134453.SQ.FTS.B, Zero Cpn, 10/05/33 .. 589 7
5134858.SQ.FTS.B, Zero Cpn, 10/05/33 .. 206 3
5135989.SQ.FTS.B, Zero Cpn, 10/05/33 .. 6,343 138
5138063.SQ.FTS.B, Zero Cpn, 10/06/33 .. 13,589 313
5143578.SQ.FTS.B, Zero Cpn, 10/07/33 .. 597 7
5143602.SQ.FTS.B, Zero Cpn, 10/07/33 .. 1,106 25
5143636.SQ.FTS.B, Zero Cpn, 10/0 7/33 .. 22,568 824
5144702.SQ.FTS.B, Zero Cpn, 10/07/33 .. 2,530 20
5145611.SQ.FTS.B, Zero Cpn, 10/08/33 .. 415 7
5145759.SQ.FTS.B, Zero Cpn, 10/08/33 .. 11,012 302
5147227.SQ.FTS.B, Zero Cpn, 10/08/33 .. 2,903 44
5148494.SQ.FTS.B, Zero Cpn, 10/09/33 .. 769 10
5149258.SQ.FTS.B, Zero Cpn, 10/10/33 .. 2,200 17
5153196.SQ.FTS.B, Zero Cpn, 10/11/33 .. 13,914 465
5154671.SQ.FTS.B, Zero Cpn, 10/12/33 .. 674 8
5154721.SQ.FTS.B, Zero Cpn, 10/12/33 .. 389 10
5155863.SQ.FTS.B, Zero Cpn, 10/12/33 .. 10,908 218
5158276.SQ.FTS.B, Zero Cpn, 10/13/33 .. 4,505 70
5164900.SQ.FTS.B, Zero Cpn, 10/14/33 .. 2,484 60
5165031.SQ.FTS.B, Zero Cpn, 10/14/33 .. 523 11
5165513.SQ.FTS.B, Zero Cpn, 10/14/33 .. 535 7
5167068.SQ.FTS.B, Zero Cpn, 10/15/33 .. 924 36
5167306.SQ.FTS.B, Zero Cpn, 10/15/33 .. 500 6
5167520.SQ.FTS.B, Zero Cpn, 10/15/33 .. 792 10
5178623.SQ.FTS.B, Zero Cpn, 10/18/33 .. 2,451 82

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5184669.SQ.FTS.B, Zero Cpn, 10/19/33 .. $ 3,872 $ 47
5185667.SQ.FTS.B, Zero Cpn, 10/20/33 .. 14,866 463
5204516.SQ.FTS.B, Zero Cpn, 10/22/33 .. 12,116 109
5207596.SQ.FTS.B, Zero Cpn, 10/22/33 .. 875 31
5216243.SQ.FTS.B, Zero Cpn, 10/26/33 .. 2,570 74
5218743.SQ.FTS.B, Zero Cpn, 10/26/33 .. 14,574 378
5220666.SQ.FTS.B, Zero Cpn, 10/26/33 .. 343 9
5220688.SQ.FTS.B, Zero Cpn, 10/26/33 .. 25,349 745
5234308.SQ.FTS.B, Zero Cpn, 10/28/33 .. 2,041 59
5235201.SQ.FTS.B, Zero Cpn, 10/29/33 .. 1,059 22
5239980.SQ.FTS.B, Zero Cpn, 10/30/33 .. 4,342 69
5240149.SQ.FTS.B, Zero Cpn, 10/30/33 .. 487 12
5240240.SQ.FTS.B, Zero Cpn, 10/30/33 .. 3,565 86
5240977.SQ.FTS.B, Zero Cpn, 11/01/33 .. 1,605 31
5243643.SQ.FTS.B, Zero Cpn, 11/02/33 .. 3,274 83
5243677.SQ.FTS.B, Zero Cpn, 11/02/33 .. 199 4
5246929.SQ.FTS.B, Zero Cpn, 11/03/33 .. 3,004 45
5248838.SQ.FTS.B, Zero Cpn, 11/03/33 .. 3,589 50
5249081.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,535 21
5250046.SQ.FTS.B, Zero Cpn, 11/03/33 .. 104 2
5251234.SQ.FTS.B, Zero Cpn, 11/03/33 .. 12,595 568
5251513.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,257 61
5262859.SQ.FTS.B, Zero Cpn, 11/05/33 .. 6,228 226
5270493.SQ.FTS.B, Zero Cpn, 11/06/33 .. 1,448 15
5271294.SQ.FTS.B, Zero Cpn, 11/06/33 .. 743 38
5271481.SQ.FTS.B, Zero Cpn, 11/06/33 .. 872 31
5271882.SQ.FTS.B, Zero Cpn, 11/06/33 .. 6,771 100
5273816.SQ.FTS.B, Zero Cpn, 11/08/33 .. 1,760 66
5273861.SQ.FTS.B, Zero Cpn, 11/08/33 .. 2,965 79
5281948.SQ.FTS.B, Zero Cpn, 11/10/33 .. 29,541 1,057
5282925.SQ.FTS.B, Zero Cpn, 11/11/33 .. 2,496 109
5291714.SQ.FTS.B, Zero Cpn, 11/13/33 .. 7,230 244
5292413.SQ.FTS.B, Zero Cpn, 11/13/33 .. 7,292 348
5293647.SQ.FTS.B, Zero Cpn, 11/14/33 .. 3,154 167
5294178.SQ.FTS.B, Zero Cpn, 11/14/33 .. 4,625 58
5294931.SQ.FTS.B, Zero Cpn, 11/15/33 .. 875 35
5296152.SQ.FTS.B, Zero Cpn, 11/16/33 .. 3,005 100
5297124.SQ.FTS.B, Zero Cpn, 11/16/33 .. 4,734 135
5297679.SQ.FTS.B, Zero Cpn, 11/16/33 .. 4,327 162
5297749.SQ.FTS.B, Zero Cpn, 11/16/33 .. 4,815 87
5297998.SQ.FTS.B, Zero Cpn, 11/16/33 .. 636 7
5303192.SQ.FTS.B, Zero Cpn, 11/17/33 .. 51 2
5303325.SQ.FTS.B, Zero Cpn, 11/17/33 .. 2,069 83
5308374.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,834 33
5308440.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,850 46
5309472.SQ.FTS.B, Zero Cpn, 11/18/33 .. 3,112 60
5310662.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,371 65
5310909.SQ.FTS.B, Zero Cpn, 11/18/33 .. 14,880 530
5312989.SQ.FTS.B, Zero Cpn, 11/18/33 .. 886 15
5313199.SQ.FTS.B, Zero Cpn, 11/18/33 .. 2,846 102
5313296.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,043 28
5313526.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,853 67
5313775.SQ.FTS.B, Zero Cpn, 11/18/33 .. 3,232 134
5316141.SQ.FTS.B, Zero Cpn, 11/19/33 .. 3,608 147
5318154.SQ.FTS.B, Zero Cpn, 11/19/33 .. 1,339 63
5318776.SQ.FTS.B, Zero Cpn, 11/19/33 .. 15,271 838
5319254.SQ.FTS.B, Zero Cpn, 11/19/33 .. 875 26
5321246.SQ.FTS.B, Zero Cpn, 11/20/33 .. 9,240 165
Description
Principal
Amount Value
Block, Inc. (continued)
5324445.SQ.FTS.B, Zero Cpn, 11/21/33 .. $ 1,503 $ 90
5324505.SQ.FTS.B, Zero Cpn, 11/21/33 .. 732 23
5324511.SQ.FTS.B, Zero Cpn, 11/21/33 .. 775 32
5325032.SQ.FTS.B, Zero Cpn, 11/22/33 .. 1,289 62
5325685.SQ.FTS.B, Zero Cpn, 11/22/33 .. 671 13
5326604.SQ.FTS.B, Zero Cpn, 11/23/33 .. 1,332 53
5330352.SQ.FTS.B, Zero Cpn, 11/23/33 .. 4,757 72
5330620.SQ.FTS.B, Zero Cpn, 11/24/33 .. 262 12
5331180.SQ.FTS.B, Zero Cpn, 11/24/33 .. 2,904 56
5336855.SQ.FTS.B, Zero Cpn, 11/25/33 .. 1,938 78
5337877.SQ.FTS.B, Zero Cpn, 11/25/33 .. 256 14
5368153.SQ.FTS.B, Zero Cpn, 11/27/33 .. 1,070 11
5369187.SQ.FTS.B, Zero Cpn, 11/27/33 .. 260 13
5376799.SQ.FTS.B, Zero Cpn, 11/27/33 .. 4,624 174
5378398.SQ.FTS.B, Zero Cpn, 11/27/33 .. 32,690 1,372
5381030.SQ.FTS.B, Zero Cpn, 11/28/33 .. 10,498 541
5381932.SQ.FTS.B, Zero Cpn, 11/29/33 .. 741 23
5383396.SQ.FTS.B, Zero Cpn, 11/30/33 .. 105 3
5383412.SQ.FTS.B, Zero Cpn, 11/30/33 .. 2,807 128
5398394.SQ.FTS.B, Zero Cpn, 11/30/33 .. 777 23
5413606.SQ.FTS.B, Zero Cpn, 12/01/33 .. 2,850 146
5440393.SQ.FTS.B, Zero Cpn, 12/02/33 .. 513 9
5442439.SQ.FTS.B, Zero Cpn, 12/02/33 .. 1,242 45
5471273.SQ.FTS.B, Zero Cpn, 12/03/33 .. 1,167 56
5471332.SQ.FTS.B, Zero Cpn, 12/03/33 .. 12,560 673
5472730.SQ.FTS.B, Zero Cpn, 12/04/33 .. 3,743 138
5472763.SQ.FTS.B, Zero Cpn, 12/04/33 .. 2,711 74
5473236.SQ.FTS.B, Zero Cpn, 12/04/33 .. 6,897 332
5473309.SQ.FTS.B, Zero Cpn, 12/04/33 .. 1,962 139
5474033.SQ.FTS.B, Zero Cpn, 12/05/33 .. 1,011 36
5493687.SQ.FTS.B, Zero Cpn, 12/07/33 .. 1,582 96
5495244.SQ.FTS.B, Zero Cpn, 12/07/33 .. 1,565 43
5501790.SQ.FTS.B, Zero Cpn, 12/07/33 .. 1,322 102
5502597.SQ.FTS.B, Zero Cpn, 12/07/33 .. 6,676 464
5504275.SQ.FTS.B, Zero Cpn, 12/07/33 .. 1,678 64
5504334.SQ.FTS.B, Zero Cpn, 12/07/33 .. 2,881 55
5515632.SQ.FTS.B, Zero Cpn, 12/08/33 .. 876 30
5515935.SQ.FTS.B, Zero Cpn, 12/08/33 .. 1,582 47
5517225.SQ.FTS.B, Zero Cpn, 12/08/33 .. 132 5
5530682.SQ.FTS.B, Zero Cpn, 12/09/33 .. 8,257 261
5531634.SQ.FTS.B, Zero Cpn, 12/09/33 .. 16,877 789
5534538.SQ.FTS.B, Zero Cpn, 12/10/33 .. 3,044 67
5537511.SQ.FTS.B, Zero Cpn, 12/10/33 .. 182 9
5539742.SQ.FTS.B, Zero Cpn, 12/11/33 .. 3,222 162
5542232.SQ.FTS.B, Zero Cpn, 12/13/33 .. 9,576 253
5543476.SQ.FTS.B, Zero Cpn, 12/13/33 .. 697 29
5546767.SQ.FTS.B, Zero Cpn, 12/13/33 .. 9,786 500
5551837.SQ.FTS.B, Zero Cpn, 12/14/33 .. 3,976 151
5553801.SQ.FTS.B, Zero Cpn, 12/14/33 .. 15,160 679
5553995.SQ.FTS.B, Zero Cpn, 12/14/33 .. 680 16
5564400.SQ.FTS.B, Zero Cpn, 12/16/33 .. 4,180 290
5564465.SQ.FTS.B, Zero Cpn, 12/16/33 .. 3,809 83
5564739.SQ.FTS.B, Zero Cpn, 12/17/33 .. 4,014 120
5565342.SQ.FTS.B, Zero Cpn, 12/17/33 .. 1,550 37
5565718.SQ.FTS.B, Zero Cpn, 12/17/33 .. 1,113 39
5566977.SQ.FTS.B, Zero Cpn, 12/17/33 .. 4,680 60
5568613.SQ.FTS.B, Zero Cpn, 12/18/33 .. 7,092 91
5571039.SQ.FTS.B, Zero Cpn, 12/20/33 .. 585 50

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5571610.SQ.FTS.B, Zero Cpn, 12/20/33 .. $ 10,025 $ 430
5574449.SQ.FTS.B, Zero Cpn, 12/21/33 .. 8,365 471
5574619.SQ.FTS.B, Zero Cpn, 12/21/33 .. 1,300 33
5574770.SQ.FTS.B, Zero Cpn, 12/21/33 .. 6,975 398
5575277.SQ.FTS.B, Zero Cpn, 12/21/33 .. 733 42
5575354.SQ.FTS.B, Zero Cpn, 12/21/33 .. 1,841 102
5578293.SQ.FTS.B, Zero Cpn, 12/22/33 .. 4,171 149
5578934.SQ.FTS.B, Zero Cpn, 12/22/33 .. 1,027 48
5581220.SQ.FTS.B, Zero Cpn, 12/23/33 .. 3,130 191
5581405.SQ.FTS.B, Zero Cpn, 12/23/33 .. 1,251 70
5581428.SQ.FTS.B, Zero Cpn, 12/23/33 .. 3,325 200
5581964.SQ.FTS.B, Zero Cpn, 12/23/33 .. 4,980 345
5582638.SQ.FTS.B, Zero Cpn, 12/23/33 .. 1,582 39
5582775.SQ.FTS.B, Zero Cpn, 12/23/33 .. 565 16
5583691.SQ.FTS.B, Zero Cpn, 12/23/33 .. 1,683 121
5585193.SQ.FTS.B, Zero Cpn, 12/24/33 .. 1,038 62
5587763.SQ.FTS.B, Zero Cpn, 12/24/33 .. 13,450 322
5587897.SQ.FTS.B, Zero Cpn, 12/24/33 .. 21,318 466
5588620.SQ.FTS.B, Zero Cpn, 12/25/33 .. 4,534 278
5588868.SQ.FTS.B, Zero Cpn, 12/26/33 .. 2,471 141
5589011.SQ.FTS.B, Zero Cpn, 12/26/33 .. 996 27
5589268.SQ.FTS.B, Zero Cpn, 12/26/33 .. 447 12
5589338.SQ.FTS.B, Zero Cpn, 12/26/33 .. 1,181 112
5593696.SQ.FTS.B, Zero Cpn, 12/28/33 .. 16,651 928
5594128.SQ.FTS.B, Zero Cpn, 12/28/33 .. 3,289 122
5609439.SQ.FTS.B, Zero Cpn, 12/30/33 .. 2,708 165
5611249.SQ.FTS.B, Zero Cpn, 12/30/33 .. 1,749 107
5613593.SQ.FTS.B, Zero Cpn, 1/01/34 ... 960 29
5614043.SQ.FTS.B, Zero Cpn, 1/01/34 ... 624 19
5619805.SQ.FTS.B, Zero Cpn, 1/04/34 ... 756 36
5629056.SQ.FTS.B, Zero Cpn, 1/06/34 ... 1,080 44
5641293.SQ.FTS.B, Zero Cpn, 1/07/34 ... 2,612 91
5644715.SQ.FTS.B, Zero Cpn, 1/07/34 ... 4,969 376
5644959.SQ.FTS.B, Zero Cpn, 1/07/34 ... 10,493 716
5646926.SQ.FTS.B, Zero Cpn, 1/07/34 ... 4,350 424
5655794.SQ.FTS.B, Zero Cpn, 1/09/34 ... 265 15
5655805.SQ.FTS.B, Zero Cpn, 1/09/34 ... 9,103 485
5656317.SQ.FTS.B, Zero Cpn, 1/10/34 ... 3,805 273
5656603.SQ.FTS.B, Zero Cpn, 1/10/34 ... 812 36
5656707.SQ.FTS.B, Zero Cpn, 1/10/34 ... 3,920 167
5656852.SQ.FTS.B, Zero Cpn, 1/10/34 ... 716 52
5661432.SQ.FTS.B, Zero Cpn, 1/11/34 ... 27,848 2,355
5666857.SQ.FTS.B, Zero Cpn, 1/12/34 ... 50,254 3,935
5670099.SQ.FTS.B, Zero Cpn, 1/12/34 ... 1,442 73
5670219.SQ.FTS.B, Zero Cpn, 1/12/34 ... 4,820 340
5672062.SQ.FTS.B, Zero Cpn, 1/12/34 ... 957 48
5672657.SQ.FTS.B, Zero Cpn, 1/13/34 ... 1,961 148
5672716.SQ.FTS.B, Zero Cpn, 1/13/34 ... 1,622 92
5676023.SQ.FTS.B, Zero Cpn, 1/13/34 ... 249 9
5677506.SQ.FTS.B, Zero Cpn, 1/13/34 ... 2,154 159
5678063.SQ.FTS.B, Zero Cpn, 1/13/34 ... 37 1
5689054.SQ.FTS.B, Zero Cpn, 1/14/34 ... 354 21
5694752.SQ.FTS.B, Zero Cpn, 1/14/34 ... 35,953 1,648
5696224.SQ.FTS.B, Zero Cpn, 1/15/34 ... 4,134 220
5698837.SQ.FTS.B, Zero Cpn, 1/15/34 ... 8,377 531
5701510.SQ.FTS.B, Zero Cpn, 1/15/34 ... 251 9
5702064.SQ.FTS.B, Zero Cpn, 1/15/34 ... 1,794 176
5703564.SQ.FTS.B, Zero Cpn, 1/17/34 ... 5,948 313
Description
Principal
Amount Value
Block, Inc. (continued)
5705331.SQ.FTS.B, Zero Cpn, 1/18/34 ... $ 619 $ 22
5709306.SQ.FTS.B, Zero Cpn, 1/18/34 ... 5,112 309
5714621.SQ.FTS.B, Zero Cpn, 1/19/34 ... 25,006 1,266
5715524.SQ.FTS.B, Zero Cpn, 1/19/34 ... 1,945 183
5719339.SQ.FTS.B, Zero Cpn, 1/20/34 ... 1,667 59
5720196.SQ.FTS.B, Zero Cpn, 1/20/34 ... 869 46
5720995.SQ.FTS.B, Zero Cpn, 1/20/34 ... 383 14
5721008.SQ.FTS.B, Zero Cpn, 1/20/34 ... 4,207 137
5721363.SQ.FTS.B, Zero Cpn, 1/20/34 ... 47,507 3,386
5726619.SQ.FTS.B, Zero Cpn, 1/21/34 ... 11,825 893
5729353.SQ.FTS.B, Zero Cpn, 1/21/34 ... 3,449 170
5732481.SQ.FTS.B, Zero Cpn, 1/22/34 ... 913 32
5733912.SQ.FTS.B, Zero Cpn, 1/22/34 ... 14,207 1,007
5734330.SQ.FTS.B, Zero Cpn, 1/22/34 ... 164 6
5734473.SQ.FTS.B, Zero Cpn, 1/22/34 ... 4,239 330
5739318.SQ.FTS.B, Zero Cpn, 1/25/34 ... 9,310 770
5741480.SQ.FTS.B, Zero Cpn, 1/26/34 ... 259 10
5741942.SQ.FTS.B, Zero Cpn, 1/26/34 ... 5,690 673
5743692.SQ.FTS.B, Zero Cpn, 1/27/34 ... 2,366 242
5743913.SQ.FTS.B, Zero Cpn, 1/27/34 ... 14,974 767
5745337.SQ.FTS.B, Zero Cpn, 1/27/34 ... 50 4
5745525.SQ.FTS.B, Zero Cpn, 1/27/34 ... 3,073 360
5754429.SQ.FTS.B, Zero Cpn, 1/29/34 ... 723 40
5756490.SQ.FTS.B, Zero Cpn, 1/29/34 ... 28,616 772
5756660.SQ.FTS.B, Zero Cpn, 1/30/34 ... 17,332 599
5757260.SQ.FTS.B, Zero Cpn, 1/30/34 ... 124 7
5757294.SQ.FTS.B, Zero Cpn, 1/30/34 ... 5,660 591
5767523.SQ.FTS.B, Zero Cpn, 2/03/34 ... 17,755 1,537
5767979.SQ.FTS.B, Zero Cpn, 2/03/34 ... 2,624 76
5769375.SQ.FTS.B, Zero Cpn, 2/03/34 ... 2,824 165
5769480.SQ.FTS.B, Zero Cpn, 2/03/34 ... 2,265 208
5772616.SQ.FTS.B, Zero Cpn, 2/04/34 ... 10,404 788
5774638.SQ.FTS.B, Zero Cpn, 2/04/34 ... 424 30
5775630.SQ.FTS.B, Zero Cpn, 2/05/34 ... 3,081 198
5776421.SQ.FTS.B, Zero Cpn, 2/05/34 ... 138 15
5777849.SQ.FTS.B, Zero Cpn, 2/05/34 ... 3,303 185
5778637.SQ.FTS.B, Zero Cpn, 2/05/34 ... 745 39
5778756.SQ.FTS.B, Zero Cpn, 2/05/34 ... 2,847 110
5778865.SQ.FTS.B, Zero Cpn, 2/05/34 ... 3,082 277
5779535.SQ.FTS.B, Zero Cpn, 2/06/34 ... 88 8
5779967.SQ.FTS.B, Zero Cpn, 2/06/34 ... 2,379 153
5780239.SQ.FTS.B, Zero Cpn, 2/07/34 ... 7,900 664
5782195.SQ.FTS.B, Zero Cpn, 2/08/34 ... 1,128 83
5784888.SQ.FTS.B, Zero Cpn, 2/09/34 ... 838 80
5788233.SQ.FTS.B, Zero Cpn, 2/09/34 ... 881 60
5788805.SQ.FTS.B, Zero Cpn, 2/09/34 ... 20,630 1,981
5789379.SQ.FTS.B, Zero Cpn, 2/09/34 ... 225 22
5793198.SQ.FTS.B, Zero Cpn, 2/10/34 ... 14,656 1,584
5795334.SQ.FTS.B, Zero Cpn, 2/10/34 ... 2,288 217
5796633.SQ.FTS.B, Zero Cpn, 2/10/34 ... 2,959 126
5796654.SQ.FTS.B, Zero Cpn, 2/10/34 ... 23,973 973
5801833.SQ.FTS.B, Zero Cpn, 2/11/34 ... 1,116 104
5802042.SQ.FTS.B, Zero Cpn, 2/11/34 ... 49,428 2,318
5804251.SQ.FTS.B, Zero Cpn, 2/11/34 ... 4,467 343
5805328.SQ.FTS.B, Zero Cpn, 2/11/34 ... 297 21
5805369.SQ.FTS.B, Zero Cpn, 2/11/34 ... 2,188 75
5805398.SQ.FTS.B, Zero Cpn, 2/11/34 ... 2,828 387
5805490.SQ.FTS.B, Zero Cpn, 2/11/34 ... 629 47

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5808150.SQ.FTS.B, Zero Cpn, 2/12/34 ... $ 1,081 $ 105
5809849.SQ.FTS.B, Zero Cpn, 2/12/34 ... 2,395 232
5811504.SQ.FTS.B, Zero Cpn, 2/12/34 ... 13,131 825
5816654.SQ.FTS.B, Zero Cpn, 2/15/34 ... 13,550 1,512
5818363.SQ.FTS.B, Zero Cpn, 2/15/34 ... 196 16
5818437.SQ.FTS.B, Zero Cpn, 2/15/34 ... 2,310 146
5818633.SQ.FTS.B, Zero Cpn, 2/15/34 ... 830 94
5821663.SQ.FTS.B, Zero Cpn, 2/16/34 ... 2,685 272
5821739.SQ.FTS.B, Zero Cpn, 2/16/34 ... 28,448 3,351
5822507.SQ.FTS.B, Zero Cpn, 2/17/34 ... 534 35
5823402.SQ.FTS.B, Zero Cpn, 2/17/34 ... 17,003 2,072
5824064.SQ.FTS.B, Zero Cpn, 2/17/34 ... 16,472 2,402
5824290.SQ.FTS.B, Zero Cpn, 2/17/34 ... 1,207 56
5827715.SQ.FTS.B, Zero Cpn, 2/18/34 ... 3,528 238
5831642.SQ.FTS.B, Zero Cpn, 2/19/34 ... 3,872 454
5832876.SQ.FTS.B, Zero Cpn, 2/19/34 ... 888 40
5832933.SQ.FTS.B, Zero Cpn, 2/19/34 ... 871 73
5832996.SQ.FTS.B, Zero Cpn, 2/19/34 ... 558 59
5833744.SQ.FTS.B, Zero Cpn, 2/19/34 ... 4,166 97
5835427.SQ.FTS.B, Zero Cpn, 2/21/34 ... 156 11
5840032.SQ.FTS.B, Zero Cpn, 2/23/34 ... 18,482 1,226
5840997.SQ.FTS.B, Zero Cpn, 2/23/34 ... 150 17
5843566.SQ.FTS.B, Zero Cpn, 2/24/34 ... 5,389 618
5843736.SQ.FTS.B, Zero Cpn, 2/24/34 ... 1,277 97
5844917.SQ.FTS.B, Zero Cpn, 2/24/34 ... 2,860 205
5845524.SQ.FTS.B, Zero Cpn, 2/24/34 ... 134 7
5848650.SQ.FTS.B, Zero Cpn, 2/25/34 ... 2,710 258
5851134.SQ.FTS.B, Zero Cpn, 2/25/34 ... 6,071 750
5853107.SQ.FTS.B, Zero Cpn, 2/26/34 ... 1,186 130
5853687.SQ.FTS.B, Zero Cpn, 2/26/34 ... 1,153 129
5855247.SQ.FTS.B, Zero Cpn, 2/27/34 ... 2,503 425
5855330.SQ.FTS.B, Zero Cpn, 2/27/34 ... 1,119 149
5855815.SQ.FTS.B, Zero Cpn, 2/28/34 ... 2,097 185
5856506.SQ.FTS.B, Zero Cpn, 2/28/34 ... 1,492 237
5856524.SQ.FTS.B, Zero Cpn, 2/28/34 ... 199 10
5857271.SQ.FTS.B, Zero Cpn, 2/28/34 ... 5,828 384
5860934.SQ.FTS.B, Zero Cpn, 2/28/34 ... 931 111
5862832.SQ.FTS.B, Zero Cpn, 2/28/34 ... 22,002 3,875
5864281.SQ.FTS.B, Zero Cpn, 2/28/34 ... 1,939 316
5865016.SQ.FTS.B, Zero Cpn, 2/28/34 ... 592 68
5870230.SQ.FTS.B, Zero Cpn, 3/01/34 ... 26 2
5871100.SQ.FTS.B, Zero Cpn, 3/01/34 ... 19,844 2,190
5872195.SQ.FTS.B, Zero Cpn, 3/01/34 ... 11,306 1,289
5873503.SQ.FTS.B, Zero Cpn, 3/01/34 ... 1,500 266
5875346.SQ.FTS.B, Zero Cpn, 3/02/34 ... 462 64
5876448.SQ.FTS.B, Zero Cpn, 3/02/34 ... 334 26
5876942.SQ.FTS.B, Zero Cpn, 3/02/34 ... 11,879 1,231
5878878.SQ.FTS.B, Zero Cpn, 3/05/34 ... 429 22
5884476.SQ.FTS.B, Zero Cpn, 3/07/34 ... 2,127 326
5884756.SQ.FTS.B, Zero Cpn, 3/07/34 ... 787 82
5885927.SQ.FTS.B, Zero Cpn, 3/07/34 ... 159 20
5889537.SQ.FTS.B, Zero Cpn, 3/08/34 ... 114 18
5890737.SQ.FTS.B, Zero Cpn, 3/08/34 ... 31,239 3,535
5891388.SQ.FTS.B, Zero Cpn, 3/09/34 ... 3,614 204
5891940.SQ.FTS.B, Zero Cpn, 3/09/34 ... 361 30
5892236.SQ.FTS.B, Zero Cpn, 3/09/34 ... 1,959 181
5892257.SQ.FTS.B, Zero Cpn, 3/09/34 ... 1,074 137
5892501.SQ.FTS.B, Zero Cpn, 3/09/34 ... 760 85
Description
Principal
Amount Value
Block, Inc. (continued)
5892907.SQ.FTS.B, Zero Cpn, 3/09/34 ... $ 2,548 $ 183
5893120.SQ.FTS.B, Zero Cpn, 3/09/34 ... 3,245 451
5893532.SQ.FTS.B, Zero Cpn, 3/09/34 ... 2,683 343
5894049.SQ.FTS.B, Zero Cpn, 3/09/34 ... 5,935 307
5894227.SQ.FTS.B, Zero Cpn, 3/09/34 ... 6,594 613
5894383.SQ.FTS.B, Zero Cpn, 3/10/34 ... 146 23
5894856.SQ.FTS.B, Zero Cpn, 3/10/34 ... 88 8
5899146.SQ.FTS.B, Zero Cpn, 3/12/34 ... 1,011 132
5899767.SQ.FTS.B, Zero Cpn, 3/13/34 ... 507 46
5900522.SQ.FTS.B, Zero Cpn, 3/13/34 ... 449 25
5900917.SQ.FTS.B, Zero Cpn, 3/13/34 ... 206 32
5900966.SQ.FTS.B, Zero Cpn, 3/13/34 ... 1,908 221
5902007.SQ.FTS.B, Zero Cpn, 3/13/34 ... 1,148 85
5902039.SQ.FTS.B, Zero Cpn, 3/13/34 ... 4,574 361
5902049.SQ.FTS.B, Zero Cpn, 3/13/34 ... 510 103
5902335.SQ.FTS.B, Zero Cpn, 3/14/34 ... 5,207 639
5903502.SQ.FTS.B, Zero Cpn, 3/14/34 ... 140 22
5904049.SQ.FTS.B, Zero Cpn, 3/14/34 ... 29 1
5905115.SQ.FTS.B, Zero Cpn, 3/14/34 ... 813 71
5907307.SQ.FTS.B, Zero Cpn, 3/15/34 ... 4,223 541
5908497.SQ.FTS.B, Zero Cpn, 3/15/34 ... 1,168 182
5908792.SQ.FTS.B, Zero Cpn, 3/15/34 ... 3,955 668
5908891.SQ.FTS.B, Zero Cpn, 3/15/34 ... 528 73
5909844.SQ.FTS.B, Zero Cpn, 3/15/34 ... 8,247 471
5911132.SQ.FTS.B, Zero Cpn, 3/16/34 ... 31,967 2,581
5912428.SQ.FTS.B, Zero Cpn, 3/16/34 ... 2,401 138
5912454.SQ.FTS.B, Zero Cpn, 3/16/34 ... 2,264 152
5912708.SQ.FTS.B, Zero Cpn, 3/16/34 ... 1,135 156
5912751.SQ.FTS.B, Zero Cpn, 3/16/34 ... 10,877 1,719
5913409.SQ.FTS.B, Zero Cpn, 3/17/34 ... 2,690 556
5914346.SQ.FTS.B, Zero Cpn, 3/18/34 ... 208 19
5915002.SQ.FTS.B, Zero Cpn, 3/19/34 ... 572 61
5916186.SQ.FTS.B, Zero Cpn, 3/19/34 ... 3,408 517
5917212.SQ.FTS.B, Zero Cpn, 3/19/34 ... 1,529 129
5917300.SQ.FTS.B, Zero Cpn, 3/19/34 ... 2,055 124
5917893.SQ.FTS.B, Zero Cpn, 3/19/34 ... 14,215 2,310
5918205.SQ.FTS.B, Zero Cpn, 3/19/34 ... 693 60
5918675.SQ.FTS.B, Zero Cpn, 3/20/34 ... 305 18
5918972.SQ.FTS.B, Zero Cpn, 3/20/34 ... 8,974 704
5919520.SQ.FTS.B, Zero Cpn, 3/20/34 ... 165 24
5919756.SQ.FTS.B, Zero Cpn, 3/20/34 ... 9,188 972
5921812.SQ.FTS.B, Zero Cpn, 3/20/34 ... 1,536 82
5921964.SQ.FTS.B, Zero Cpn, 3/20/34 ... 623 33
5922077.SQ.FTS.B, Zero Cpn, 3/20/34 ... 1,538 81
5923853.SQ.FTS.B, Zero Cpn, 3/21/34 ... 34,589 2,026
5927683.SQ.FTS.B, Zero Cpn, 3/22/34 ... 4,609 286
5928998.SQ.FTS.B, Zero Cpn, 3/22/34 ... 4,209 667
5929652.SQ.FTS.B, Zero Cpn, 3/22/34 ... 919 190
5929950.SQ.FTS.B, Zero Cpn, 3/22/34 ... 1,002 139
5932127.SQ.FTS.B, Zero Cpn, 3/23/34 ... 336 50
5934829.SQ.FTS.B, Zero Cpn, 3/25/34 ... 469 78
5936987.SQ.FTS.B, Zero Cpn, 3/26/34 ... 631 77
5938180.SQ.FTS.B, Zero Cpn, 3/26/34 ... 195 19
5940897.SQ.FTS.B, Zero Cpn, 3/27/34 ... 8,579 1,419
5945156.SQ.FTS.B, Zero Cpn, 3/28/34 ... 1,617 186
5945212.SQ.FTS.B, Zero Cpn, 3/28/34 ... 475 68
5945223.SQ.FTS.B, Zero Cpn, 3/28/34 ... 1,380 138
5950020.SQ.FTS.B, Zero Cpn, 3/29/34 ... 2,365 233

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5953400.SQ.FTS.B, Zero Cpn, 3/30/34 ... $ 157 $ 23
5953421.SQ.FTS.B, Zero Cpn, 3/30/34 ... 3,220 742
5953778.SQ.FTS.B, Zero Cpn, 3/30/34 ... 470 30
5955157.SQ.FTS.B, Zero Cpn, 3/30/34 ... 946 41
5956046.SQ.FTS.B, Zero Cpn, 4/01/34 ... 325 40
5958081.SQ.FTS.B, Zero Cpn, 4/03/34 ... 1,192 203
5960150.SQ.FTS.B, Zero Cpn, 4/03/34 ... 2,473 149
5960313.SQ.FTS.B, Zero Cpn, 4/03/34 ... 1,041 169
5960372.SQ.FTS.B, Zero Cpn, 4/03/34 ... 215 35
5960485.SQ.FTS.B, Zero Cpn, 4/04/34 ... 1,198 79
5960736.SQ.FTS.B, Zero Cpn, 4/04/34 ... 9,716 1,127
5961632.SQ.FTS.B, Zero Cpn, 4/04/34 ... 10,451 457
5963161.SQ.FTS.B, Zero Cpn, 4/04/34 ... 5,666 378
5966390.SQ.FTS.B, Zero Cpn, 4/05/34 ... 452 75
5973170.SQ.FTS.B, Zero Cpn, 4/06/34 ... 733 48
5976781.SQ.FTS.B, Zero Cpn, 4/07/34 ... 979 154
5977275.SQ.FTS.B, Zero Cpn, 4/07/34 ... 12,616 1,526
5977823.SQ.FTS.B, Zero Cpn, 4/07/34 ... 855 54
5979050.SQ.FTS.B, Zero Cpn, 4/09/34 ... 322 35
5981753.SQ.FTS.B, Zero Cpn, 4/11/34 ... 329 37
5984496.SQ.FTS.B, Zero Cpn, 4/11/34 ... 1,089 146
5985197.SQ.FTS.B, Zero Cpn, 4/12/34 ... 2,689 339
5985802.SQ.FTS.B, Zero Cpn, 4/12/34 ... 1,837 344
5986301.SQ.FTS.B, Zero Cpn, 4/12/34 ... 2,618 506
5991306.SQ.FTS.B, Zero Cpn, 4/13 /34 ... 1,478 177
5992494.SQ.FTS.B, Zero Cpn, 4/13/34 ... 90 10
5993993.SQ.FTS.B, Zero Cpn, 4/14/34 ... 738 48
5996742.SQ.FTS.B, Zero Cpn, 4/15/34 ... 1,129 192
5998129.SQ.FTS.B, Zero Cpn, 4/17/34 ... 1,586 328
6000281.SQ.FTS.B, Zero Cpn, 4/17/34 ... 394 73
6000300.SQ.FTS.B, Zero Cpn, 4/17/34 ... 2,058 346
6002949.SQ.FTS.B, Zero Cpn, 4/18/34 ... 628 69
6010749.SQ.FTS.B, Zero Cpn, 4/20/34 ... 2,360 660
6011014.SQ.FTS.B, Zero Cpn, 4/20/34 ... 1,683 357
6012358.SQ.FTS.B, Zero Cpn, 4/20/34 ... 1,708 460
6012743.SQ.FTS.B, Zero Cpn, 4/21/34 ... 8,938 2,314
6013463.SQ.FTS.B, Zero Cpn, 4/21/34 ... 5,991 1,283
6014061.SQ.FTS.B, Zero Cpn, 4/21/34 ... 92 18
6016419.SQ.FTS.B, Zero Cpn, 4/22/34 ... 1,692 510
6016649.SQ.FTS.B, Zero Cpn, 4/23/34 ... 380 32
6016723.SQ.FTS.B, Zero Cpn, 4/23/34 ... 2,068 172
6024496.SQ.FTS.B, Zero Cpn, 4/26/34 ... 5,106 253
6024650.SQ.FTS.B, Zero Cpn, 4/26/34 ... 1,830 155
6027166.SQ.FTS.B, Zero Cpn, 4/26/34 ... 2,396 529
6027397.SQ.FTS.B, Zero Cpn, 4/26/34 ... 1,633 253
6033057.SQ.FTS.B, Zero Cpn, 4/27/34 ... 2,031 666
6033105.SQ.FTS.B, Zero Cpn, 4/27/34 ... 760 254
6035360.SQ.FTS.B, Zero Cpn, 4/28/34 ... 1,397 457
6036390.SQ.FTS.B, Zero Cpn, 4/28/34 ... 356 61
6037075.SQ.FTS.B, Zero Cpn, 4/29/34 ... 2,702 257
6042134.SQ.FTS.B, Zero Cpn, 5/01/34 ... 3,000 751
6042763.SQ.FTS.B, Zero Cpn, 5/01/34 ... 1,770 308
6043509.SQ.FTS.B, Zero Cpn, 5/01/34 ... 5,104 1,282
6045560.SQ.FTS.B, Zero Cpn, 5/01/34 ... 1,003 260
6046999.SQ.FTS.B, Zero Cpn, 5/02/34 ... 3,065 1,206
6047302.SQ.FTS.B, Zero Cpn, 5/02/34 ... 11,789 2,091
6047637.SQ.FTS.B, Zero Cpn, 5/02/34 ... 629 157
6047712.SQ.FTS.B, Zero Cpn, 5/02/34 ... 13,712 3,276
Description
Principal
Amount Value
Block, Inc. (continued)
6048521.SQ.FTS.B, Zero Cpn, 5/02/34 ... $ 266 $ 77
6050979.SQ.FTS.B, Zero Cpn, 5/03/34 ... 2,052 355
6051734.SQ.FTS.B, Zero Cpn, 5/03/34 ... 7,797 2,169
6054000.SQ.FTS.B, Zero Cpn, 5/03/34 ... 3,298 333
6058991.SQ.FTS.B, Zero Cpn, 5/05/34 ... 927 165
6062202.SQ.FTS.B, Zero Cpn, 5/07/34 ... 3,703 1,186
6064347.SQ.FTS.B, Zero Cpn, 5/08/34 ... 6,014 618
6066747.SQ.FTS.B, Zero Cpn, 5/08/34 ... 4,039 834
6108715.SQ.FTS.B, Zero Cpn, 5/09/34 ... 415 97
6123389.SQ.FTS.B, Zero Cpn, 5/10/34 ... 404 153
6123772.SQ.FTS.B, Zero Cpn, 5/10/34 ... 4,168 711
6125833.SQ.FTS.B, Zero Cpn, 5/11/34 ... 1,483 365
6126498.SQ.FTS.B, Zero Cpn, 5/12/34 ... 1,036 96
6126544.SQ.FTS.B, Zero Cpn, 5/12/34 ... 467 46
6135095.SQ.FTS.B, Zero Cpn, 5/16/34 ... 749 207
6136354.SQ.FTS.B, Zero Cpn, 5/16/34 ... 6,097 953
6136825.SQ.FTS.B, Zero Cpn, 5/16/34 ... 2,392 643
6137596.SQ.FTS.B, Zero Cpn, 5/16/34 ... 3,266 847
6140493.SQ.FTS.B, Zero Cpn, 5/17/34 ... 567 120
6140505.SQ.FTS.B, Zero Cpn, 5/17/34 ... 3,963 426
6140691.SQ.FTS.B, Zero Cpn, 5/17/34 ... 4,711 978
6141081.SQ.FTS.B, Zero Cpn, 5/17/34 ... 1,187 130
6142889.SQ.FTS.B, Zero Cpn, 5/17/34 ... 1,621 536
6142953.SQ.FTS.B, Zero Cpn, 5/17/34 ... 810 201
6143114.SQ.FTS.B, Zero Cpn, 5/17/34 ... 1,489 278
6143863.SQ.FTS.B, Zero Cpn, 5/18/34 ... 78 21
6145923.SQ.FTS.B, Zero Cpn, 5/18/34 ... 967 49
6149563.SQ.FTS.B, Zero Cpn, 5/21/34 ... 2,619 790
6149973.SQ.FTS.B, Zero Cpn, 5/21/34 ... 176 60
6152853.SQ.FTS.B, Zero Cpn, 5/22/34 ... 56,251 12,350
6157524.SQ.FTS.B, Zero Cpn, 5/23/34 ... 1,489 493
6159043.SQ.FTS.B, Zero Cpn, 5/23/34 ... 1,726 495
6160613.SQ.FTS.B, Zero Cpn, 5/23/34 ... 7,019 2,316
6160881.SQ.FTS.B, Zero Cpn, 5/24/34 ... 4,729 1,490
6161027.SQ.FTS.B, Zero Cpn, 5/24/34 ... 777 152
6163054.SQ.FTS.B, Zero Cpn, 5/25/34 ... 7,614 2,343
6163213.SQ.FTS.B, Zero Cpn, 5/25/34 ... 5,720 1,253
6165071.SQ.FTS.B, Zero Cpn, 5/26/34 ... 596 248
6165147.SQ.FTS.B, Zero Cpn, 5/26/34 ... 1,177 606
6165447.SQ.FTS.B, Zero Cpn, 5/26/34 ... 173 58
6165760.SQ.FTS.B, Zero Cpn, 5/27/34 ... 2,769 416
6168543.SQ.FTS.B, Zero Cpn, 5/28/34 ... 602 276
23,682,029
Freedom Financial Asset Management LLC
APP-08969780.FP.FTS.B, 14.49%, 5/21/24 945 944
APP-09086628.FP.FTS.B, 16.99%, 6/15/24 380 380
APP-09353776.FP.FTS.B, 21.99%, 6/27/24 4,363 1,461
APP-09583612.FP.FTS.B, 15.24%, 7/01/24 816 815
APP-09354267.FP.FTS.B, 17.49%, 7/01/24 1,136 1,136
APP-09343576.FP.FTS.B, 23.49%, 7/10/24 2,268 2,296
APP-12243834.FP.FTS.B, 18.49%, 7/27/24 483 485
APP-09726602.FP.FTS.B, 17.49%, 8/12/24 1,845 1,857
APP-09799095.FP.FTS.B, 19.99%, 8/12/24 822 827
APP-10159829.FP.FTS.B, 15.49%, 8/15/24 1,828 1,836
APP-09726592.FP.FTS.B, 12.24%, 8/20/24 2,546 2,555
APP-09726689.FP.FTS.B, 15.99%, 8/20/24 1,799 1,808
APP-10203850.FP.FTS.B, 10.49%, 8/21/24 2,742 2,753

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09808886.FP.FTS.B, 19.99%, 8/24/24 $ 1,106 $ 1,119
APP-09726492.FP.FTS.B, 12.24%, 8/25/24 1,722 1,729
APP-09939798.FP.FTS.B, 17.99%, 9/23/24 1,669 1,684
APP-09776493.FP.FTS.B, 10.49%, 9/25/24 3,297 3,317
APP-10170244.FP.FTS.B, 13.24%, 10/02/24 6,353 6,376
APP-09776210.FP.FTS.B, 13.49%, 10/04/24 4,931 4,954
APP-10060644.FP.FTS.B, 13.99%, 10/04/24 7,985 8,014
APP-10195787.FP.FTS.B, 25.49%, 10/04/24 2,140 2,157
APP-10402043.FP.FTS.B, 17.99%, 10/05/24 4,058 4,091
APP-10481124.FP.FTS.B, 12.74%, 10/12/24 3,726 3,743
APP-10135442.FP.FTS.B, 10.99%, 10/16/24 5,374 5,399
APP-10451908.FP.FTS.B, 11.99%, 10/20/24 8,237 8,279
APP-10444462.FP.FTS.B, 8.49%, 10/23/24 4,797 4,823
APP-10314676.FP.FTS.B, 12.74%, 10/26/24 3,652 3,677
APP-10687787.FP.FTS.B, 23.99%, 11/02/24 1,950 1,963
APP-10566736.FP.FTS.B, 16.49%, 11/04/24 2,992 3,011
APP-10769779.FP.FTS.B, 5.99%, 11/09/24 810 811
APP-10693186.FP.FTS.B, 10.49%, 11/10/24 3,348 3,363
APP-11194733.FP.FTS.B, 8.99%, 11/11/24 7,746 7,787
APP-10096028.FP.FTS.B, 9.99%, 11/14/24 8,785 8,830
APP-10670881.FP.FTS.B, 10.24%, 11/17/24 2,582 2,597
APP-11237920.FP.FTS.B, 17.99%, 11/17/24 2,495 2,537
APP-11333230.FP.FTS.B, 12.49%, 11/25/24 6,326 6,384
APP-11382302.FP.FTS.B, 16.99%, 11/25/24 2,383 2,402
APP-10459273.FP.FTS.B, 15.99%, 12/03/24 5,521 5,558
APP-11799510.FP.FTS.B, 16.99%, 12/15/24 2,583 2,599
APP-10372817.FP.FTS.B, 15.49%, 12/17/24 5,892 5,946
APP-11316386.FP.FTS.B, 13.49%, 12/20/24 4,036 4,068
APP-11799271.FP.FTS.B, 14.99%, 12/21/24 5,493 5,580
APP-11383917.FP.FTS.B, 12.74%, 12/26/24 3,602 3,631
APP-11045167.FP.FTS.B, 10.49%, 12/28/24 4,010 4,041
APP-11802632.FP.FTS.B, 9.74%, 12/29/24 2,976 2,999
APP-11297354.FP.FTS.B, 8.49%, 1/01/25 . 3,448 3,464
APP-11237990.FP.FTS.B, 10.74%, 1/02/25 1,857 1,856
APP-11333266.FP.FTS.B, 15.49%, 1/02/25 2,862 2,877
APP-11307931.FP.FTS.B, 21.99%, 1/02/25 1,525 1,512
APP-11265704.FP.FTS.B, 13.99%, 1/03/25 10,085 10,147
APP-11382734.FP.FTS.B, 23.49%, 1/04/25 3,388 3,417
APP-11320650.FP.FTS.B, 23.99%, 1/06/25 5,919 1,402
APP-09356867.FP.FTS.B, 9.99%, 1/08/25 . 12,368 12,439
APP-11389002.FP.FTS.B, 17.99%, 1/09/25 2,101 2,119
APP-11319269.FP.FTS.B, 21.99%, 1/09/25 5,850 5,926
APP-11694688.FP.FTS.B, 18.99%, 1/12/25 3,737 3,771
APP-12106244.FP.FTS.B, 18.99%, 1/22/25 3,899 3,974
APP-12207671.FP.FTS.B, 16.99%, 1/25/25 2,948 2,974
APP-12266979.FP.FTS.B, 11.74%, 1/28/25 6,491 6,550
APP-11792552.FP.FTS.B, 17.49%, 2/01/25 8,419 8,461
APP-11767460.FP.FTS.B, 13.74%, 2/12/25 9,202 9,274
APP-10657504.FP.FTS.B, 14.99%, 2/22/25 11,353 11,493
APP-12227846.FP.FTS.B, 9.49%, 3/01/25 . 7,235 7,275
APP-11194436.FP.FTS.B, 15.99%, 3/01/25 10,211 10,376
APP-12257518.FP.FTS.B, 18.99%, 3/01/25 4,741 4,762
APP-11946510.FP.FTS.B, 12.74%, 3/04/25 3,231 3,257
APP-12119651.FP.FTS.B, 8.99%, 3/12/25 . 9,408 9,475
APP-12139540.FP.FTS.B, 9.99%, 3/12/25 . 4,682 4,717
APP-12246852.FP.FTS.B, 23.99%, 3/12/25 6,113 6,192
APP-10005462.FP.FTS.B, 9.74%, 3/13/25 . 4,572 4,607
APP-12216739.FP.FTS.B, 16.99%, 3/13/25 7,003 7,078
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11394558.FP.FTS.B, 14.99%, 4/15/25 $ 6,226 $ 6,290
APP-08980006.FP.FTS.B, 16.49%, 4/17/25 4,115 4,166
APP-09058670.FP.FTS.B, 16.49%, 4/27/25 3,133 3,188
APP-08976296.FP.FTS.B, 18.49%, 5/17/25 3,757 3,807
APP-09335187.FP.FTS.B, 16.99%, 5/20/25 4,468 4,599
APP-08870796.FP.FTS.B, 19.49%, 5/23/25 2,983 3,068
APP-08914897.FP.FTS.B, 12.99%, 5/29/25 6,006 6,089
APP-08967293.FP.FTS.B, 17.49%, 5/29/25 6,583 6,793
APP-09014884.FP.FTS.B, 14.99%, 5/31/25 13,942 14,099
APP-09231496.FP.FTS.B, 14.99%, 6/01/25 17,615 17,793
APP-08988851.FP.FTS.B, 16.99%, 6/01/25 17,955 18,236
APP-09029616.FP.FTS.B, 21.49%, 6/03/25 1,158 1,166
APP-09036276.FP.FTS.B, 18.99%, 6/05/25 14,502 14,750
APP-09134525.FP.FTS.B, 19.99%, 6/05/25 10,082 10,452
APP-09045917.FP.FTS.B, 18.99%, 6/11/25 12,769 13,202
APP-09106073.FP.FTS.B, 19.99%, 6/14/25 3,290 3,394
APP-09130603.FP.FTS.B, 12.99%, 6/15/25 6,586 6,667
APP-09046414.FP.FTS.B, 14.99%, 6/23/25 11,777 11,928
APP-09302995.FP.FTS.B, 14.99%, 7/10/25 4,030 4,089
APP-09352779.FP.FTS.B, 18.49%, 7/10/25 3,493 3,557
APP-09375788.FP.FTS.B, 18.49%, 7/10/25 3,785 3,902
APP-09012739.FP.FTS.B, 14.49%, 7/15/25 3,824 3,870
APP-09717803.FP.FTS.B, 18.49%, 8/10/25 3,893 3,957
APP-10142907.FP.FTS.B, 14.99%, 8/12/25 15,372 15,564
APP-09813384.FP.FTS.B, 12.74%, 8/13/25 9,058 9,169
APP-08970788.FP.FTS.B, 17.49%, 8/16/25 4,238 4,359
APP-09776164.FP.FTS.B, 15.99%, 8/25/25 5,244 5,354
APP-10450365.FP.FTS.B, 10.99%, 9/03/25 7,219 7,301
APP-10476920.FP.FTS.B, 8.99%, 9/06/25 . 8,067 8,165
APP-10400942.FP.FTS.B, 10.99%, 9/10/25 6,126 6,204
APP-09354577.FP.FTS.B, 18.49%, 9/11/25 3,618 3,645
APP-10561719.FP.FTS.B, 12.74%, 9/20/25 5,064 5,142
APP-10156735.FP.FTS.B, 16.49%, 9/23/25 11,027 11,353
APP-10561277.FP.FTS.B, 19.49%, 9/25/25 2,250 2,267
APP-10156534.FP.FTS.B, 10.99%, 9/30/25 10,675 10,806
APP-10204096.FP.FTS.B, 10.99%, 10/01/25 8,622 8,734
APP-09708653.FP.FTS.B, 13.24%, 10/01/25 9,829 9,963
APP-10060747.FP.FTS.B, 13.74%, 10/01/25 11,786 11,959
APP-10157176.FP.FTS.B, 16.49%, 10/01/25 9,965 10,234
APP-10203214.FP.FTS.B, 18.99%, 10/01/25 9,534 9,914
APP-1 0684832.FP.FTS.B, 20.99%, 10/02/25 5,167 5,334
APP-10485308.FP.FTS.B, 16.99%, 10/12/25 6,247 6,405
APP-10384915.FP.FTS.B, 16.49%, 10/17/25 7,793 7,933
APP-10497677.FP.FTS.B, 12.74%, 10/20/25 5,403 5,488
APP-10567121.FP.FTS.B, 13.24%, 10/20/25 9,877 10,030
APP-10578108.FP.FTS.B, 14.49%, 10/22/25 12,680 13,059
APP-10519197.FP.FTS.B, 15.99%, 10/29/25 15,316 15,650
APP-09341214.FP.FTS.B, 21.49%, 10/31/25 4,230 1,580
APP-10606420.FP.FTS.B, 10.99%, 11/15/25 13,554 13,748
APP-10839237.FP.FTS.B, 10.99%, 11/15/25 10,194 10,335
APP-11210666.FP.FTS.B, 10.99%, 11/15/25 9,909 10,038
APP-11237796.FP.FTS.B, 16.49%, 11/15/25 8,502 8,784
APP-10776817.FP.FTS.B, 16.99%, 11/15/25 18,863 19,407
APP-10681833.FP.FTS.B, 15.99%, 11/16/25 13,889 14,154
APP-10692429.FP.FTS.B, 20.99%, 11/22/25 5,348 5,560
APP-11376181.FP.FTS.B, 10.99%, 12/15/25 6,827 6,917
APP-11802431.FP.FTS.B, 10.24%, 12/18/25 6,323 6,409
APP-10770088.FP.FTS.B, 10.99%, 12/18/25 12,909 13,092

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11253357.FP.FTS.B, 13.24%, 12/20/25 $ 8,771 $ 8,892
APP-10746117.FP.FTS.B, 8.99%, 12/26/25 8,273 8,391
APP-11379674.FP.FTS.B, 11.49%, 12/26/25 17,640 17,902
APP-11772465.FP.FTS.B, 10.99%, 12/27/25 8,051 8,093
APP-11374960.FP.FTS.B, 14.99%, 1/02/26 269 267
APP-11104135.FP.FTS.B, 11.49%, 1/03/26 18,401 18,663
APP-11321062.FP.FTS.B, 14.49%, 1/03/26 5,416 5,474
APP-11411443.FP.FTS.B, 17.49%, 1/03/26 6,741 6,979
APP-11287073.FP.FTS.B, 21.99%, 1/03/26 17,146 17,895
APP-11378327.FP.FTS.B, 17.99%, 1/07/26 7,361 2,549
APP-11279539.FP.FTS.B, 15.99%, 1/09/26 5,279 5,367
APP-11403530.FP.FTS.B, 19.49%, 1/09/26 5,458 5,618
APP-11104456.FP.FTS.B, 10.99%, 1/17/26 5,451 5,524
APP-11237745.FP.FTS.B, 17.49%, 1/20/26 4,787 4,875
APP-12229052.FP.FTS.B, 17.99%, 1/26/26 10,494 10,927
APP-12243882.FP.FTS.B, 19.49%, 1/27/26 5,592 5,794
APP-11816651.FP.FTS.B, 26.49%, 2/01/26 3,115 3,177
APP-11770041.FP.FTS.B, 15.99%, 2/02/26 6,327 6,491
APP-11792403.FP.FTS.B, 13.99%, 2/03/26 11,953 12,237
APP-11335385.FP.FTS.B, 10.99%, 2/04/26 8,791 8,908
APP-11751019.FP.FTS.B, 15.99%, 2/05/26 976 975
APP-10480296.FP.FTS.B, 19.49%, 2/12/26 3,625 3,686
APP-11817724.FP.FTS.B, 20.74%, 2/12/26 12,653 13,234
APP-12125189.FP.FTS.B, 19.49%, 2/25/26 4,103 4,158
APP-12285827.FP.FTS.B, 13.24%, 3/01/26 5,604 5,677
APP-11946533.FP.FTS.B, 16.24%, 3/01/26 15,596 16,000
APP-12236342.FP.FTS.B, 16.49%, 3/08/26 13,662 14,152
APP-12223796.FP.FTS.B, 21.24%, 3/11/26 15,594 5,324
APP-12243350.FP.FTS.B, 9.99%, 3/12/26 . 4,185 4,205
APP-12201290.FP.FTS.B, 14.74%, 3/12/26 9,240 9,273
APP-12106220.FP.FTS.B, 18.99%, 3/12/26 7,279 7,509
APP-08739403.FP.FTS.B, 16.99%, 3/21/26 13,704 13,988
APP-10476373.FP.FTS.B, 10.99%, 3/25/26 7,933 8,065
APP-11799543.FP.FTS.B, 13.24%, 4/12/26 5,546 5,642
APP-08907777.FP.FTS.B, 17.99%, 4/12/26 3,948 4,077
APP-08330688.FP.FTS.B, 14.99%, 4/15/26 11,988 12,201
APP-09077004.FP.FTS.B, 16.99%, 4/17/26 5,187 5,286
APP-08698355.FP.FTS.B, 18.99%, 4/17/26 8,192 8,415
APP-09019999.FP.FTS.B, 13.49%, 4/22/26 23,033 23,427
APP-09087999.FP.FTS.B, 21.49%, 4/30/26 17,162 17,913
APP-08979983.FP.FTS.B, 19.99%, 5/01/26 6,278 6,453
APP-08726744.FP.FTS.B, 21.49%, 5/01/26 19,545 20,163
APP-08741967.FP.FTS.B, 17.49%, 5/05/26 14,882 15,144
APP-09321377.FP.FTS.B, 17.49%, 5/15/26 13,481 13,695
APP-08975984.FP.FTS.B, 16.99%, 5/17/26 10,649 10,841
APP-08950723.FP.FTS.B, 14.99%, 5/21/26 7,768 7,910
APP-09015317.FP.FTS.B, 18.99%, 5/22/26 11,557 11,984
APP-08994245.FP.FTS.B, 22.99%, 5/22/26 9,273 9,393
APP-09024930.FP.FTS.B, 13.49%, 5/23/26 4,484 4,553
APP-08902866.FP.FTS.B, 20.49%, 5/23/26 13,986 14,674
APP-0901 2359.FP.FTS.B, 23.49%, 5/23/26 8,691 9,145
APP-09356444.FP.FTS.B, 17.49%, 5/27/26 11,752 1,326
APP-09352425.FP.FTS.B, 14.99%, 5/28/26 15,996 16,261
APP-08989489.FP.FTS.B, 22.99%, 5/28/26 5,487 5,744
APP-09057834.FP.FTS.B, 18.99%, 5/29/26 13,392 13,951
APP-08923777.FP.FTS.B, 12.99%, 5/30/26 14,217 14,493
APP-08970713.FP.FTS.B, 12.99%, 5/30/26 14,243 14,527
APP-08976475.FP.FTS.B, 20.99%, 5/30/26 7,272 7,703
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09021433.FP.FTS.B, 21.99%, 5/30/26 $ 1,431 $ 1,446
APP-08924285.FP.FTS.B, 14.99%, 5/31/26 10,323 10,520
APP-08974488.FP.FTS.B, 21.49%, 5/31/26 8,470 8,815
APP-09060458.FP.FTS.B, 22.49%, 5/31/26 7,042 7,481
APP-09095478.FP.FTS.B, 13.49%, 6/01/26 4,104 4,107
APP-09020308.FP.FTS.B, 16.99%, 6/01/26 11,072 6,038
APP-09029242.FP.FTS.B, 17.49%, 6/01/26 26,291 26,782
APP-08816539.FP.FTS.B, 20.49%, 6/01/26 13,239 13,700
APP-09109896.FP.FTS.B, 21.99%, 6/01/26 2,704 2,705
APP-08847606.FP.FTS.B, 15.49%, 6/04/26 20,940 21,266
APP-08979954.FP.FTS.B, 12.99%, 6/05/26 13,401 13,644
APP-09017269.FP.FTS.B, 14.99%, 6/05/26 14,622 1,490
APP-09105301.FP.FTS.B, 14.99%, 6/05/26 8,597 8,741
APP-09142993.FP.FTS.B, 17.99%, 6/05/26 14,052 14,535
APP-09027027.FP.FTS.B, 21.49%, 6/05/26 12,356 12,958
APP-08960524.FP.FTS.B, 12.99%, 6/06/26 12,320 12,528
APP-08923668.FP.FTS.B, 21.49%, 6/06/26 7,512 7,792
APP-09232139.FP.FTS.B, 22.49%, 6/07/26 20,788 4,340
APP-09070140.FP.FTS.B, 12.99%, 6/12/26 7,986 8,126
APP-09074502.FP.FTS.B, 17.49%, 6/12/26 18,694 19,121
APP-09074432.FP.FTS.B, 19.99%, 6/12/26 6,621 6,927
APP-09070087.FP.FTS.B, 24.49%, 6/12/26 17,556 18,380
APP-08447667.FP.FTS.B, 12.99%, 6/13/26 12,592 12,815
APP-08649324.FP.FTS.B, 20.49%, 6/13/26 13,901 14,486
APP-09045278.FP.FTS.B, 12.99%, 6/14/26 6,344 6,452
APP-12262753.FP.FTS.B, 14.99%, 6/14/26 13,151 13,479
APP-09096903.FP.FTS.B, 12.99%, 6/15/26 8,527 8,669
APP-08847769.FP.FTS.B, 14.99%, 6/15/26 7,946 8,092
APP-09241097.FP.FTS.B, 20.49%, 6/15/26 12,188 12,798
APP-09029834.FP.FTS.B, 18.49%, 6/18/26 6,668 6,821
APP-09132903.FP.FTS.B, 18.99%, 6/18/26 11,463 11,904
APP-09125842.FP.FTS.B, 20.49%, 6/18/26 6,401 6,496
APP-09281875.FP.FTS.B, 14.99%, 6/20/26 14,244 14,466
APP-09290922.FP.FTS.B, 25.49%, 6/22/26 11,830 12,438
APP-09198220.FP.FTS.B, 15.49%, 6/28/26 7,292 7,570
APP-09238269.FP.FTS.B, 15.49%, 6/28/26 25,811 26,330
APP-09096348.FP.FTS.B, 18.99%, 6/28/26 13,103 13,427
APP-09201816.FP.FTS.B, 19.49%, 6/28/26 5,790 6,094
APP-08924259.FP.FTS.B, 15.49%, 6/29/26 19,073 19,497
APP-09355512.FP.FTS.B, 20.99%, 6/29/26 7,864 8,096
APP-08984739.FP.FTS.B, 17.49%, 7/01/26 26,539 27,017
APP-09785029.FP.FTS.B, 17.99%, 7/01/26 4,282 4,324
APP-09789894.FP.FTS.B, 21.49%, 7/01/26 12,568 13,063
APP-09771718.FP.FTS.B, 18.49%, 7/02/26 20,881 21,487
APP-09274045.FP.FTS.B, 22.49%, 7/02/26 16,247 1,515
APP-09717698.FP.FTS.B, 13.24%, 7/03/26 11,803 11,964
APP-09290915.FP.FTS.B, 17.49%, 7/04/26 11,020 11,356
APP-09379010.FP.FTS.B, 22.49%, 7/04/26 13,202 13,715
APP-09490392.FP.FTS.B, 13.99%, 7/05/26 26,304 26,673
APP-09569037.FP.FTS.B, 13.24%, 7/06/26 15,104 15,322
APP-09445164.FP.FTS.B, 13.49%, 7/06/26 18,323 18,597
APP-09427047.FP.FTS.B, 19.99%, 7/06/26 6,914 7,194
APP-09448166.FP.FTS.B, 14.99%, 7/07/26 15,134 15,428
APP-09354737.FP.FTS.B, 15.49%, 7/07/26 4,018 4,088
APP-08684302.FP.FTS.B, 13.74%, 7/08/26 19,359 19,643
APP-09331398.FP.FTS.B, 14.99%, 7/09/26 12,896 13,155
APP-09768010.FP.FTS.B, 17.99%, 7/09/26 18,825 19,451
APP-09336762.FP.FTS.B, 12.99%, 7/10/26 6,616 6,732

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09291214.FP.FTS.B, 17.99%, 7/10/26 $ 16,172 $ 16,714
APP-09424879.FP.FTS.B, 17.99%, 7/10/26 4,738 4,881
APP-09351977.FP.FTS.B, 19.49%, 7/10/26 11,309 11,696
APP-09208095.FP.FTS.B, 17.49%, 7/11/26 9,171 9,468
APP-08684475.FP.FTS.B, 18.99%, 7/11/26 5,689 5,918
APP-09328185.FP.FTS.B, 15.49%, 7/12/26 19,580 19,950
APP-09358023.FP.FTS.B, 16.99%, 7/12/26 15,313 15,647
APP-09045901.FP.FTS.B, 14.99%, 7/13/26 11,831 12,040
APP-09133899.FP.FTS.B, 22.99%, 7/16/26 23,655 24,646
APP-08914924.FP.FTS.B, 24.99%, 7/19/26 8,234 8,655
APP-09356919.FP.FTS.B, 15.49%, 7/20/26 14,637 14,954
APP-09360053.FP.FTS.B, 20.99%, 7/20/26 7,370 737
APP-08924296.FP.FTS.B, 22.49%, 7/30/26 17,160 17,909
APP-10156862.FP.FTS.B, 17.99%, 8/06/26 24,680 24,985
APP-09708763.FP.FTS.B, 17.49%, 8/10/26 11,131 11,485
APP-09780659.FP.FTS.B, 17.49%, 8/10/26 17,696 18,051
APP-09780914.FP.FTS.B, 18.99%, 8/10/26 9,612 9,945
APP-09787054.FP.FTS.B, 19.99%, 8/10/26 8,569 8,898
APP-09789653.FP.FTS.B, 23.49%, 8/10/26 11,830 12,389
APP-09759315.FP.FTS.B, 13.24%, 8/11/26 12,481 12,680
APP-09593157.FP.FTS.B, 14.74%, 8/12/26 19,596 10,565
APP-09781342.FP.FTS.B, 17.99%, 8/12/26 16,487 17,015
APP-09717599.FP.FTS.B, 19.99%, 8/12/26 6,237 6,446
APP-09291173.FP.FTS.B, 13.24%, 8/15/26 15,009 15,254
APP-09778508.FP.FTS.B, 13.24%, 8/15/26 14,198 14,430
APP-09795345.FP.FTS.B, 13.24%, 8/15/26 14,928 15,175
APP-10045496.FP.FTS.B, 14.49%, 8/15/26 5,800 5,888
APP-09788637.FP.FTS.B, 17.99%, 8/15/26 19,721 20,357
APP-09745779.FP.FTS.B, 18.49%, 8/15/26 1,316 1,315
APP-09708666.FP.FTS.B, 19.49%, 8/15/26 13,048 13,628
APP-09766832.FP.FTS.B, 19.99%, 8/15/26 4,607 4,769
APP-09242266.FP.FTS.B, 22.99%, 8/15/26 21,071 21,808
APP-10272491.FP.FTS.B, 14.24%, 8/17/26 10,576 10,765
APP-09780110.FP.FTS.B, 15.99%, 8/17/26 26,189 26,683
APP-10214566.FP.FTS.B, 17.99%, 8/18/26 14,463 14,947
APP-10213964.FP.FTS.B, 18.99%, 8/18/26 10,502 10,883
APP-10246936.FP.FTS.B, 9.99%, 8/20/26 . 9,697 9,861
APP-10244412.FP.FTS.B, 14.24%, 8/20/26 10,453 10,647
APP-09717880.FP.FTS.B, 15.74%, 8/20/26 14,754 15,047
APP-10195666.FP.FTS.B, 20.99%, 8/20/26 18,595 19,367
APP-10244692.FP.FTS.B, 20.99%, 8/20/26 5,148 5,165
APP-09811789.FP.FTS.B, 22.49%, 8/20/26 4,468 4,682
APP-10127112.FP.FTS.B, 16.49%, 8/21/26 8,507 8,692
APP-10233694.FP.FTS.B, 18.99%, 8/21/26 10,919 11,341
APP-10293482.FP.FTS.B, 11.99%, 8/22/26 9,011 9,147
APP-09717638.FP.FTS.B, 13.24%, 8/22/26 11,059 11,261
APP-09766134.FP.FTS.B, 15.24%, 8/23/26 13,783 14,070
APP-09778481.FP.FTS.B, 19.99%, 8/23/26 8,020 2,705
APP-09726787.FP.FTS.B, 15.24%, 8/24/26 8,876 9,063
APP-09787833.FP.FTS.B, 15.74%, 8/24/26 22,220 22,692
APP-09794319.FP.FTS.B, 15.74%, 8/24/26 14,993 15,311
APP-09708684.FP.FTS.B, 21.49%, 8/24/26 29,733 31,061
APP-09759659.FP.FTS.B, 13.24%, 8/25/26 17,226 17,558
APP-09812236.FP.FTS.B, 13.24%, 8/26/26 12,008 12,237
APP-09811518.FP.FTS.B, 15.74%, 8/27/26 15,242 15,584
APP-10308476.FP.FTS.B, 20.49%, 8/28/26 14,568 15,299
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 10,673 10,822
APP-09019228.FP.FTS.B, 16.99%, 9/05/26 11,808 12,099
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 $ 11,618 $ 11,947
APP-08114000.FP.FTS.B, 13.24%, 9/10/26 13,021 13,224
APP-10525907.FP.FTS.B, 11.99%, 9/15/26 11,179 3,335
APP-10400798.FP.FTS.B, 14.24%, 9/15/26 13,135 13,384
APP-09778451.FP.FTS.B, 18.99%, 9/20/26 14,179 14,708
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 21,726 22,093
APP-10209954.FP.FTS.B, 16.49%, 9/23/26 7,448 7,622
APP-10203826.FP.FTS.B, 13.24%, 9/25/26 27,609 28,126
APP-09433444.FP.FTS.B, 14.99%, 9/26/26 11,694 11,896
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 21,523 21,908
APP-10211394.FP.FTS.B, 14.24%, 9/30/26 11,557 11,771
APP-09094872.FP.FTS.B, 14.99%, 10/01/26 17,255 17,528
APP -10203378.FP.FTS.B, 18.99%, 10/01/26 9,357 9,592
APP-10115186.FP.FTS.B, 23.49%, 10/01/26 13,235 13,858
APP-10206598.FP.FTS.B, 23.49%, 10/01/26 6,863 7,150
APP-10195837.FP.FTS.B, 11.99%, 10/02/26 9,825 9,984
APP-10622691.FP.FTS.B, 18.99%, 10/02/26 7,984 8,298
APP-10210290.FP.FTS.B, 19.99%, 10/02/26 5,129 5,284
APP-10156986.FP.FTS.B, 19.99%, 10/03/26 13,329 13,799
APP-10220069.FP.FTS.B, 11.99%, 10/04/26 16,883 17,184
APP-10156629.FP.FTS.B, 14.49%, 10/04/26 5,700 5,796
APP-10156876.FP.FTS.B, 17.49%, 10/04/26 25,650 26,140
APP-10229284.FP.FTS.B, 18.99%, 10/04/26 9,549 3,077
APP-10374305.FP.FTS.B, 11.99%, 10/05/26 11,131 11,302
APP-10237302.FP.FTS.B, 13.24%, 10/05/26 28,813 29,309
APP-10157026.FP.FTS.B, 14.24%, 10/05/26 8,857 9,021
APP-10156578.FP.FTS.B, 17.99%, 10/07/26 17,260 17,831
APP-10692650.FP.FTS.B, 11.99%, 10/08/26 10,187 10,348
APP-10091993.FP.FTS.B, 19.99%, 10/08/26 12,372 12,833
APP-10776411.FP.FTS.B, 11.99%, 10/09/26 17,183 17,458
APP-10710819.FP.FTS.B, 16.99%, 10/09/26 10,898 11,115
APP-10291582.FP.FTS.B, 17.49%, 10/09/26 11,838 12,184
APP-10682190.FP.FTS.B, 19.49%, 10/09/26 12,632 13,181
APP-10476345.FP.FTS.B, 13.24%, 10/12/26 28,225 28,681
APP-10477663.FP.FTS.B, 20.99%, 10/12/26 11,167 11,261
APP-10477679.FP.FTS.B, 17.49%, 10/14/26 17,002 17,593
APP-10433068.FP.FTS.B, 15.49%, 10/15/26 28,989 29,513
APP-10199991.FP.FTS.B, 16.99%, 10/15/26 11,863 12,122
APP-10480948.FP.FTS.B, 17.49%, 10/15/26 10,885 11,224
APP-10274873.FP.FTS.B, 20.49%, 10/15/26 11,862 12,385
APP-10365188.FP.FTS.B, 14.24%, 10/17/26 8,649 8,821
APP-10514404.FP.FTS.B, 18.99%, 10/17/26 14,680 15,235
APP-10463389.FP.FTS.B, 12.49%, 10/20/26 22,550 22,951
APP-10096145.FP.FTS.B, 14.24%, 10/20/26 15,039 15,350
APP-10519975.FP.FTS.B, 20.99%, 10/20/26 3,158 3,160
APP-10243564.FP.FTS.B, 20.49%, 10/21/26 13,632 14,172
APP-10518491.FP.FTS.B, 20.49%, 10/22/26 14,750 15,450
APP-10201640.FP.FTS.B, 21.49%, 10/22/26 13,123 13,746
APP-10520303.FP.FTS.B, 12.49%, 10/23/26 19,142 19,503
APP-10432275.FP.FTS.B, 12.49%, 10/24/26 12,506 12,652
APP-10463469.FP.FTS.B, 18.99%, 10/24/26 30,639 31,749
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 27,888 28,415
APP-10476876.FP.FTS.B, 16.99%, 10/25/26 14,757 15,117
APP-10512737.FP.FTS.B, 17.49%, 10/25/26 11,975 12,416
APP-10511819.FP.FTS.B, 14.74%, 10/28/26 20,889 21,358
APP-10352498.FP.FTS.B, 18.49%, 10/28/26 8,405 8,755
APP-10352813.FP.FTS.B, 14.24%, 10/29/26 11,545 3,461
APP-10432641.FP.FTS.B, 15.49%, 10/29/26 18,028 18,496

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10521838.FP.FTS.B, 17.99%, 10/29/26 $ 15,628 $ 16,243
APP-10459435.FP.FTS.B, 19.99%, 10/29/26 7,659 8,057
APP-10527263.FP.FTS.B, 12.24%, 10/30/26 9,695 1,064
APP-10482600.FP.FTS.B, 16.49%, 10/30/26 7,291 7,460
APP-10481822.FP.FTS.B, 18.49%, 10/30/26 15,923 16,590
APP-10537549.FP.FTS.B, 11.99%, 11/02/26 16,260 16,533
APP-10583684.FP.FTS.B, 16.99%, 11/02/26 12,236 12,605
APP-10606158.FP.FTS.B, 14.74%, 11/05/26 16,640 16,917
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 13,099 13,294
APP-09709453.FP.FTS.B, 14.24%, 11/09/26 11,581 11,765
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 7,322 7,457
APP-11236671.FP.FTS.B, 14.49%, 11/10/26 5,701 5,786
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 4,415 4,487
APP-11395641.FP.FTS.B, 11.99%, 11/14/26 17,732 3,245
APP-10679263.FP.FTS.B, 17.49%, 11/14/26 1,824 1,822
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 17,263 17,556
APP-10763123.FP.FTS.B, 13.24%, 11/15/26 29,159 29,656
APP-10508459.FP.FTS.B, 15.99%, 11/15/26 27,567 28,093
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 8,687 8,966
APP-10672023.FP.FTS.B, 18.49%, 11/15/26 12,432 12,953
APP-11314507.FP.FTS.B, 19.99%, 11/15/26 9,565 9,978
APP-10688392.FP.FTS.B, 21.99%, 11/15/26 16,150 16,870
APP-10606168.FP.FTS.B, 11.99%, 11/16/26 14,580 14,863
APP-10624425.FP.FTS.B, 11.99%, 11/16/26 12,251 12,473
APP-10683987.FP.FTS.B, 12.49%, 11/16/26 23,318 23,743
APP-10689192.FP.FTS.B, 12.49%, 11/16/26 23,308 23,733
APP-10561131.FP.FTS.B, 17.49%, 11/16/26 21,367 21,855
APP-10768778.FP.FTS.B, 14.74%, 11/18/26 23,764 24,233
APP-11305757.FP.FTS.B, 11.99%, 11/19/26 14,755 15,017
APP-11296028.FP.FTS.B, 23.49%, 11/19/26 34,217 35,462
APP-10170330.FP.FTS.B, 11.99%, 11/20/26 7,763 7,894
APP-10756762.FP.FTS.B, 12.49%, 11/21/26 19,219 19,577
APP-10750422.FP.FTS.B, 17.49%, 11/21/26 12,858 13,275
APP-10769483.FP.FTS.B, 17.99%, 11/22/26 17,611 18,212
APP-10764525.FP.FTS.B, 20.49%, 11/22/26 11,724 12,265
APP-10624096.FP.FTS.B, 14.24%, 11/23/26 11,154 11,391
APP-11103030.FP.FTS.B, 20.49%, 11/23/26 16,139 5,443
APP-10692601.FP.FTS.B, 22.49%, 11/23/26 6,288 6,586
APP-10762415.FP.FTS.B, 17.99%, 11/24/26 8,682 9,089
APP-11304530.FP.FTS.B, 21.49%, 11/24 /26 32,177 33,531
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 8,472 8,887
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 4,729 4,897
APP-10244251.FP.FTS.B, 20.49%, 11/28/26 17,391 17,827
APP-10780891.FP.FTS.B, 17.99%, 11/30/26 28,239 28,967
APP-10234140.FP.FTS.B, 15.49%, 12/01/26 29,151 15,318
APP-10253670.FP.FTS.B, 19.99%, 12/06/26 4,978 5,128
APP-10744150.FP.FTS.B, 20.49%, 12/08/26 17,538 18,076
APP-11741440.FP.FTS.B, 19.99%, 12/16/26 6,739 6,957
APP-11277516.FP.FTS.B, 18.49%, 12/18/26 16,385 16,935
APP-11301348.FP.FTS.B, 15.99%, 12/19/26 16,259 16,809
APP-11304077.FP.FTS.B, 18.99%, 12/20/26 13,590 14,065
APP-11312173.FP.FTS.B, 20.49%, 12/20/26 4,877 4,899
APP-11283905.FP.FTS.B, 15.99%, 12/21/26 31,254 31,907
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 23,783 24,210
APP-11798644.FP.FTS.B, 18.99%, 12/24/26 5,253 5,431
APP-11387591.FP.FTS.B, 14.49%, 12/25/26 5,833 5,933
APP-11800198.FP.FTS.B, 16.99%, 12/25/26 12,804 13,084
APP-11318066.FP.FTS.B, 17.49%, 12/25/26 9,951 10,307
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11194578.FP.FTS.B, 18.99%, 12/25/26 $ 12,583 $ 4,060
APP-11283955.FP.FTS.B, 14.24%, 12/26/26 10,254 10,464
APP-11399469.FP.FTS.B, 16.49%, 12/26/26 3,221 3,240
APP-11395038.FP.FTS.B, 16.99%, 12/26/26 7,035 7,160
APP-11361916.FP.FTS.B, 23.49%, 12/26/26 32,831 34,584
APP-11305667.FP.FTS.B, 20.49%, 12/27/26 17,945 18,824
APP-11776378.FP.FTS.B, 20.49%, 12/27/26 25,119 26,303
APP-11124061.FP.FTS.B, 11.99%, 12/28/26 16,006 16,318
APP-11306747.FP.FTS.B, 14.24%, 12/28/26 9,771 9,967
APP-11740044.FP.FTS.B, 15.24%, 12/28/26 24,394 25,283
APP-11800507.FP.FTS.B, 18.49%, 12/28/26 12,874 13,381
APP-11410923.FP.FTS.B, 23.49%, 12/28/26 6,555 6,886
APP-11789125.FP.FTS.B, 11.24%, 12/29/26 12,329 12,454
APP-11798578.FP.FTS.B, 11.74%, 12/29/26 27,108 27,619
APP-09940038.FP.FTS.B, 17.49%, 12/29/26 12,120 12,524
APP-11807330.FP.FTS.B, 17.99%, 12/29/26 6,416 6,561
APP-11789087.FP.FTS.B, 18.99%, 12/29/26 9,697 10,082
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 16,156 16,458
APP-11217813.FP.FTS.B, 14.24%, 12/30/26 14,554 14,875
APP-11277746.FP.FTS.B, 25.49%, 12/30/26 6,666 6,974
APP-11138919.FP.FTS.B, 11.99%, 1/01/27 8,401 8,533
APP-11377526.FP.FTS.B, 20.49%, 1/01/27 15,845 16,316
APP-11271721.FP.FTS.B, 11.99%, 1/02/27 10,407 10,586
APP-11279541.FP.FTS.B, 12.49%, 1/02/27 21,968 22,353
APP-11315623.FP.FTS.B, 15.49%, 1/02/27 11,919 12,310
APP-10840208.FP.FTS.B, 18.49%, 1/02/27 10,839 11,190
APP-11319315.FP.FTS.B, 19.99%, 1/02/27 1,899 1,891
APP-11341268.FP.FTS.B, 12.49%, 1/03/27 24,562 24,968
APP-11333109.FP.FTS.B, 15.99%, 1/03/27 14,114 14,466
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 9,650 9,920
APP-11265912.FP.FTS.B, 17.49%, 1/03/27 8,173 8,401
APP-11323384.FP.FTS.B, 12.74%, 1/04/27 18,420 18,715
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 9,854 10,136
APP-11399720.FP.FTS.B, 21.49%, 1/04/27 14,011 14,521
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 25,092 25,544
APP-11389311.FP.FTS.B, 17.49%, 1/07/27 25,861 26,416
APP-11333372.FP.FTS.B, 18.49%, 1/07/27 12,654 13,114
APP-11370718.FP.FTS.B, 23.49%, 1/07/27 13,687 14,230
APP-11306719.FP.FTS.B, 11.99%, 1/08/27 9,661 9,835
APP-11128695.FP.FTS.B, 14.49%, 1/08/27 4,710 4,796
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 9,817 10,109
APP-11396422.FP.FTS.B, 18.99%, 1/08/27 12,152 12,533
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 7,137 7,363
APP-10266247.FP.FTS.B, 21.99%, 1/08/27 6,811 7,063
APP-11393205.FP.FTS.B, 21.99%, 1/08/27 2,812 2,822
APP-11294990.FP.FTS.B, 22.49%, 1/08/27 8,250 8,559
APP-11373885.FP.FTS.B, 14.49%, 1/09/27 6,599 6,730
APP-11380536.FP.FTS.B, 17.49%, 1/09/27 12,961 13,347
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 11,659 12,032
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 9,866 10,251
APP-12266273.FP.FTS.B, 23.74%, 1/18/27 18,014 18,793
APP-12233402.FP.FTS.B, 21.49%, 1/20/27 12,318 12,861
APP-09818529.FP.FTS.B, 17.49%, 1/25/27 12,535 12,960
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 23,814 24,636
APP-12146298.FP.FTS.B, 8.99%, 1/27/27 . 22,528 22,915
APP-12251026.FP.FTS.B, 11.24%, 1/27/27 9,756 9,939
APP-12244510.FP.FTS.B, 17.49%, 1/27/27 10,518 2,148
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 13,132 13,750

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12241564.FP.FTS.B, 19.99%, 1/27/27 $ 7,215 $ 7,293
APP-12247637.FP.FTS.B, 19.99%, 1/27/27 21,103 22,143
APP-12243989.FP.FTS.B, 21.99%, 1/27/27 6,652 6,927
APP-10606291.FP.FTS.B, 18.49%, 1/28/27 5,995 6,065
APP-11306703.FP.FTS.B, 18.99%, 1/28/27 15,811 16,363
APP-09045963.FP.FTS.B, 15.49%, 1/31/27 11,383 11,466
APP-11285613.FP.FTS.B, 16.49%, 1/31/27 9,140 1,897
APP-11693698.FP.FTS.B, 16.74%, 2/02/27 32,615 33,222
APP-11317083.FP.FTS.B, 20.49%, 2/03/27 7,326 7,541
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 16,209 16,491
APP-11791702.FP.FTS.B, 13.24%, 2/05/27 19,588 19,937
APP-11785699.FP.FTS.B, 18.99%, 2/05/27 10,935 11,247
APP-11393178.FP.FTS.B, 18.99%, 2/07/27 10,331 10,625
APP-11753813.FP.FTS.B, 9.24%, 2/09/27 . 9,183 9,352
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 8,511 8,690
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 31,355 31,936
APP-11810344.FP.FTS.B, 17.49%, 2/10/27 17,343 17,797
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 5,073 5,230
APP-11740981.FP.FTS.B, 9.24%, 2/11/27 . 10,322 2,991
APP-11779303.FP.FTS.B, 10.99%, 2/11/27 12,429 12,652
APP-11791248.FP.FTS.B, 11.24%, 2/11/27 24,922 25,400
APP-11799511.FP.FTS.B, 13.49%, 2/11/27 8,424 8,570
APP-11496149.FP.FTS.B, 13.74%, 2/11/27 2,813 2,830
APP-11788952.FP.FTS.B, 16.49%, 2/11/27 9,849 10,067
APP-11795686.FP.FTS.B, 16.49%, 2/11/27 10,295 5,500
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 32,911 33,640
APP-11789582.FP.FTS.B, 19.49%, 2/11/27 8,923 9,226
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 14,393 14,903
APP-11804667.FP.FTS.B, 19.99%, 2/11/27 14,726 15,317
APP-11807542.FP.FTS.B, 10.99%, 2/12/27 24,872 25,326
APP-11793986.FP.FTS.B, 11.24%, 2/12/27 9,040 9,205
APP-11794207.FP.FTS.B, 11.49%, 2/12/27 9,376 9,559
APP-11694425.FP.FTS.B, 11.74%, 2/12/27 26,571 27,057
APP-11798052.FP.FTS.B, 18.49%, 2/12/27 19,696 20,435
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 10,117 10,489
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 6,954 7,219
APP-10315402.FP.FTS.B, 22.99%, 2/15/27 11,140 11,644
APP-10688549.FP.FTS.B, 18.99%, 2/16/27 21,620 22,331
APP-11237906.FP.FTS.B, 14.99%, 2/20/27 16,216 1,613
APP-11339522.FP.FTS.B, 23.49%, 2/21/27 13,904 14,489
APP-10580822.FP.FTS.B, 18.49%, 2/22/27 14,290 14,783
APP-10459721.FP.FTS.B, 20.99%, 2/23/27 28,041 28,909
APP-11391376.FP.FTS.B, 19.99%, 2/28/27 15,851 16,187
APP-12237250.FP.FTS.B, 10.99%, 3/01/27 28,632 3,059
APP-12280379.FP.FTS.B, 16.49%, 3/01/27 13,277 13,625
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 9,120 9,381
APP-12245849.FP.FTS.B, 19.99%, 3/01/27 12,691 2,617
APP-11277041.FP.FTS.B, 20.49%, 3/02/27 16,649 17,095
APP-11194668.FP.FTS.B, 14.24%, 3/03/27 13,519 13,761
APP-12106034.FP.FTS.B, 11.24%, 3/04/27 14,922 15,182
APP-12189756.FP.FTS.B, 18.24%, 3/04/27 21,515 22,08 9
APP-12262293.FP.FTS.B, 10.99%, 3/05/27 23,039 4,140
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 11,121 11,507
APP-12017319.FP.FTS.B, 10.99%, 3/09/27 20,414 20,775
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 13,857 14,128
APP-11496336.FP.FTS.B, 11.24%, 3/11/27 11,009 11,210
APP-11823747.FP.FTS.B, 13.74%, 3/11/27 7,594 7,736
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 14,125 14,702
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11799128.FP.FTS.B, 10.99%, 3/12/27 $ 14,243 $ 14,511
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 20,204 20,598
APP-12250156.FP.FTS.B, 11.74%, 3/12/27 32,155 32,755
APP-12246518.FP.FTS.B, 13.24%, 3/13/27 14,641 14,941
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 25,697 26,448
APP-11238158.FP.FTS.B, 16.49%, 3/13/27 6,679 6,715
APP-12050299.FP.FTS.B, 17.99%, 3/13/27 7,345 7,561
APP-10550902.FP.FTS.B, 9.99%, 3/24/27 . 7,539 7,578
APP-10156518.FP.FTS.B, 19.99%, 3/31/27 3,969 3,995
APP-12263763.FP.FTS.B, 22.49%, 4/01/27 26,892 9,167
APP-12180444.FP.FTS.B, 25.49%, 4/04/27 7,622 7,858
APP-11396135.FP.FTS.B, 18.99%, 4/08/27 18,047 18,405
APP-11794186.FP.FTS.B, 14.74%, 4/12/27 31,228 31,953
APP-12245031.FP.FTS.B, 19.99%, 4/12/27 18,061 18,614
APP-12241288.FP.FTS.B, 22.99%, 4/13/27 35,445 21,882
APP-09447903.FP.FTS.B, 23.49%, 5/06/27 15,104 15,552
APP-11579250.FP.FTS.B, 11.24%, 5/15/27 22,342 22,741
APP-11301237.FP.FTS.B, 18.49%, 6/02/27 13,235 13,629
APP-12077324.FP.FTS.B, 17.99%, 6/10/27 19,197 19,654
APP-10608955.FP.FTS.B, 19.49%, 6/23/27 39,192 5,101
APP-12222310.FP.FTS.B, 18.24%, 9/21/27 31,580 32,366
APP-11800371.FP.FTS.B, 19.74%, 10/10/27 33,034 33,466
APP-11254936.FP.FTS.B, 20.99%, 3/17/28 10,285 10,356
6,401,742
LendingClub Corp. - LCX
157826557.LC.FTS.B, 12.4%, 11/03/24 ... 4,336 4,200
160977025.LC.FTS.B, 12.4%, 11/12/24 ... 7,816 933
162072108.LC.FTS.B, 17.74%, 11/19/24 .. 24,592 –
161569311.LC.FTS.B, 8.19%, 11/20/24 ... 5,654 5,612
163477091.LC.FTS.B, 11.02%, 12/20/24 .. 5,041 4,978
163859690.LC.FTS.B, 16.95%, 1/03/25 ... 4,168 4,064
164222970.LC.FTS.B, 8.19%, 1/07/25 ... 7,088 7,022
164714191.LC.FTS.B, 13.08%, 1/10/25 ... 7,259 –
163973756.LC.FTS.B, 12.4%, 1/12/25 ... 7,978 7,861
164807302.LC.FTS.B, 8.81%, 1/15/25 ... 7,187 7,115
165157005.LC.FTS.B, 14.3%, 1/21/25 ... 5,590 2,330
165333612.LC.FTS.B, 11.71%, 1/23/25 ... 2,274 2,205
165427525.LC.FTS.B, 14.3%, 1/23/25 ... 2,479 2,463
165461334.LC.FTS.B, 14.3%, 1/24/25 ... 1,192 1,186
164424854.LC.FTS.B, 16.12%, 1/24/25 ... 4,562 845
165508383.LC.FTS.B, 15.24%, 1/27/25 ... 7,076 6,987
165618377.LC.FTS.B, 8.81%, 1/28/25 ... 2,331 2,249
166868646.LC.FTS.B, 16.12%, 2/18/25 ... 1,134 1,104
166982249.LC.FTS.B, 20.55%, 2/21/25 ... 2,932 2,957
166977058.LC.FTS.B, 23.05%, 2/22/25 ... 4,414 4,438
167008405.LC.FTS.B, 16.95%, 2/24/25 ... 7,595 7,525
168170703.LC.FTS.B, 8.19%, 3/13/25 ... 3,169 3,052
163371603.LC.FTS.B, 10.33%, 3/13/25 ... 2,481 2,367
168563219.LC.FTS.B, 8.81%, 3/19/25 ... 2,524 2,470
165509821.LC.FTS.B, 11.71%, 3/31/25 ... 3,539 3,350
165799463.LC.FTS.B, 12.4%, 3/31/25 ... 3,412 3,252
165450743.LC.FTS.B, 16.95%, 3/31/25 ... 9,532 –
168657342.LC.FTS.B, Zero Cpn, 4/14/25 . 11,609 –
163257946.LC.FTS.B, 13.08%, 10/24/25 .. 10,756 10,449
101,014

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM
182191083.LC.FTS.B, 18.99%, 10/13/24 .. $ 1,039 $ 1,033
182251543.LC.FTS.B, 15.99%, 10/14/24 .. 1,915 1,903
182168238.LC.FTS.B, 18.99%, 10/14/24 .. 3,750 3,708
182308670.LC.FTS.B, 19.49%, 10/15/24 .. 1,884 1,900
182215764.LC.FTS.B, 20.99%, 10/15/24 .. 4,256 4,292
182310621.LC.FTS.B, 21.49%, 10/15/24 .. 4,450 4,487
182294171.LC.FTS.B, 22.99%, 10/15/24 .. 2,041 2,063
182334375.LC.FTS.B, 23.99%, 10/15/24 .. 3,301 3,342
181823934.LC.FTS.B, 18.99%, 10/16/24 .. 3,142 3,124
182279306.LC.FTS.B, 15.99%, 10/17/24 .. 6,011 –
182332114.LC.FTS.B, 22.99%, 10/18/24 .. 435 442
182127030.LC.FTS.B, 23.99%, 10/18/24 .. 2,640 2,191
182352192.LC.FTS.B, 17.44%, 10/19/24 .. 3,003 366
182455989.LC.FTS.B, 17.44%, 10/19/24 .. 2,047 2,042
182112904.LC.FTS.B, 19.49%, 10/19/24 .. 4,082 4,084
182327350.LC.FTS.B, 18.99%, 10/23/24 .. 1,780 1,778
182222867.LC.FTS.B, 18.49%, 10/25/24 .. 2,911 565
182434150.LC.FTS.B, 20.44%, 10/25/24 .. 1,520 1,533
182545979.LC.FTS.B, 11.99%, 11/01/24 .. 4,028 4,010
182713608.LC.FTS.B, 22.99%, 11/01/24 .. 1,509 1,525
182830334.LC.FTS.B, 12.99%, 11/02/24 .. 2,259 2,245
182852118.LC.FTS.B, 16.49%, 11/02/24 .. 2,582 2,570
182842810.LC.FTS.B, 17.49%, 11/02/24 .. 3,533 332
182863345.LC.FTS.B, 18.99%, 11/02/24 .. 1,205 1,199
182863664.LC.FTS.B, 19.99%, 11/02/24 .. 877 879
182914089.LC.FTS.B, 17.19%, 11/03/24 .. 1,065 1,060
182877276.LC.FTS.B, 17.49%, 11/03/24 .. 1,547 1,540
182882751.LC.FTS.B, 18.99%, 11/03/24 .. 1,068 187
182406475.LC.FTS.B, 19.99%, 11/03/24 .. 4,908 227
182901080.LC.FTS.B, 22.49%, 11/03/24 .. 1,390 159
182343246.LC.FTS.B, 22.99%, 11/03/24 .. 1,508 1,528
182914824.LC.FTS.B, 16.49%, 11/04/24 .. 2,353 2,343
182953244.LC.FTS.B, 17.49%, 11/04/24 .. 2,372 2,362
182726206.LC.FTS.B, 19.99%, 11/04/24 .. 1,096 1,103
182766834.LC.FTS.B, Zero Cpn, 11/05/24 12,939 –
183008113.LC.FTS.B, 11.99%, 11/05/24 .. 1,341 1,333
182892987.LC.FTS.B, 18.99%, 11/05/24 .. 2,892 2,881
182923000.LC.FTS.B, 18.99%, 11/05/24 .. 6,028 6,002
182854752.LC.FTS.B, 18.99%, 11/07/24 .. 4,886 4,867
182990403.LC.FTS.B, 16.49%, 11/08/24 .. 1,947 1,939
182991246.LC.FTS.B, 16.49%, 11/08/24 .. 1,878 1,871
182769411.LC.FTS.B, 18.44%, 11/08/24 .. 1,165 1,163
182999357.LC.FTS.B, 18.44%, 11/08/24 .. 3,752 3,738
182946096.LC.FTS.B, 22.99%, 11/08/24 .. 1,256 1,274
182967907.LC.FTS.B, Zero Cpn, 11/09/24 18,600 –
182737632.LC.FTS.B, 20.99%, 11/10/24 .. 2,534 2,545
182923608.LC.FTS.B, Zero Cpn, 11/12/24 4,235 –
183149370.LC.FTS.B, 15.19%, 11/12/24 .. 1,157 1,154
183022196.LC.FTS.B, 15.99%, 11/12/24 .. 2,240 2,234
183143740.LC.FTS.B, 16.49%, 11/12/24 .. 1,995 1,987
182716700.LC.FTS.B, 14.99%, 11/14/24 .. 2,362 2,356
182341717.LC.FTS.B, 18.99%, 11/14/24 .. 2,546 2,539
182828421.LC.FTS.B, 11.49%, 11/15/24 .. 6,742 6,727
182991991.LC.FTS.B, 11.49%, 11/15/24 .. 1,882 1,873
183154424.LC.FTS.B, 15.99%, 11/15/24 .. 3,268 3,261
182547090.LC.FTS.B, 18.99%, 11/15/24 .. 3,788 3,774
183150801.LC.FTS.B, 18.99%, 11/15/24 .. 2,411 2,405
183164730.LC.FTS.B, 18.99%, 11/15/24 .. 289 288
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182850730.LC.FTS.B, 22.99%, 11/15/24 .. $ 5,485 $ 4,513
183261327.LC.FTS.B, 11.04%, 11/16/24 .. 4,365 845
183334882.LC.FTS.B, 11.99%, 11/16/24 .. 1,525 1,234
182487044.LC.FTS.B, 14.99%, 11/16/24 .. 3,588 3,545
182762119.LC.FTS.B, 15.49%, 11/16/24 .. 1,931 1,927
183199016.LC.FTS.B, 18.99%, 11/16/24 .. 1,207 1,200
183248270.LC.FTS.B, 18.99%, 11/16/24 .. 4,968 –
183265092.LC.FTS.B, 20.44%, 11/16/24 .. 2,115 2,122
182940512.LC.FTS.B, 9.34%, 11/17/24 ... 448 444
183199235.LC.FTS.B, 10.99%, 11/17/24 .. 3,315 3,301
183036723.LC.FTS.B, 16.49%, 11/17/24 .. 3,380 3,373
183258872.LC.FTS.B, 17.99%, 11/17/24 .. 2,576 2,570
183131010.LC.FTS.B, 18.99%, 11/17/24 .. 1,539 143
183281498.LC.FTS.B, 18.99%, 11/17/24 .. 2,411 2,405
182874149.LC.FTS.B, 22.99%, 11/17/24 .. 4,239 4,297
183376238.LC.FTS.B, 15.19%, 11/18/24 .. 3,669 2,978
183297337.LC.FTS.B, 15.49%, 11/18/24 .. 2,554 2,549
183031081.LC.FTS.B, 15.99%, 11/18/24 .. 4,817 3,895
183195827.LC.FTS.B, 16.49%, 11/18/24 .. 8,215 8,160
183237884.LC.FTS.B, 18.19%, 11/18/24 .. 5,736 5,726
183307678.LC.FTS.B, 18.99%, 11/18/24 .. 1,808 1,804
183319106.LC.FTS.B, 18.99%, 11/18/24 .. 2,779 2,766
183239686.LC.FTS.B, 20.44%, 11/18/24 .. 5,936 5,980
183308830.LC.FTS.B, 22.99%, 11/18/24 .. 905 920
183351808.LC.FTS.B, 11.49%, 11/19/24 .. 3,333 3,320
183325965.LC.FTS.B, 15.99%, 11/19/24 .. 4,257 4,249
183273399.LC.FTS.B, 18.99%, 11/19/24 .. 2,011 388
183366235.LC.FTS.B, 22.99%, 11/19/24 .. 1,256 1,279
182746441.LC.FTS.B, Zero Cpn, 11/20/24 7,836 –
182810364.LC.FTS.B, 19.49%, 11/20/24 .. 4,847 4,889
183009664.LC.FTS.B, 14.19%, 11/21/24 .. 3,475 3,470
182983769.LC.FTS.B, 12.99%, 11/22/24 .. 1,084 1,082
183422493.LC.FTS.B, 14.99%, 11/22/24 .. 554 553
183428100.LC.FTS.B, 16.99%, 11/22/24 .. 5,402 5,376
183268922.LC.FTS.B, 17.99%, 11/22/24 .. 5,900 5,892
183326198.LC.FTS.B, 18.99%, 11/22/24 .. 3,838 –
183394488.LC.FTS.B, 18.99%, 11/22/24 .. 1,205 1,204
183369334.LC.FTS.B, 22.99%, 11/22/24 .. 3,039 3,070
183464008.LC.FTS.B, 15.24%, 11/23/24 .. 6,297 6,267
182618845.LC.FTS.B, 18.99%, 11/23/24 .. 2,411 2,405
183430526.LC.FTS.B, 18.99%, 11/23/24 .. 2,411 2,408
183464408.LC.FTS.B, Zero Cpn, 11/24/24 2,701 –
183476973.LC.FTS.B, 16.49%, 11/24/24 .. 3,503 3,483
183540917.LC.FTS.B, 16.49%, 11/24/24 .. 587 586
183540900.LC.FTS.B, 18.44%, 11/24/24 .. 599 598
183371602.LC.FTS.B, 18.99%, 11/24/24 .. 4,861 4,856
183407963.LC.FTS.B, 18.99%, 11/24/24 .. 2,387 2,385
183339903.LC.FTS.B, Zero Cpn, 11/26/24 7,801 –
183343101.LC.FTS.B, Zero Cpn, 11/26/24 4,473 –
183520286.LC.FTS.B, 16.99%, 11/26/24 .. 2,433 2,425
183504509.LC.FTS.B, 18.49%, 11/26/24 .. 4,828 4,806
183441212.LC.FTS.B, 22.99%, 11/26/24 .. 542 548
183494147.LC.FTS.B, Zero Cpn, 11/28/24 1,968 –
183259213.LC.FTS.B, 18.99%, 11/28/24 .. 1,329 1,322
183402694.LC.FTS.B, 11.99%, 11/29/24 .. 2,734 2,715
183250462.LC.FTS.B, 14.99%, 11/29/24 .. 2,105 2,095
183425417.LC.FTS.B, 16.49%, 11/29/24 .. 3,484 3,460
183522405.LC.FTS.B, 17.99%, 11/29/24 .. 8,346 8,307

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183102073.LC.FTS.B, 18.99%, 11/29/24 .. $ 1,122 $ 1,116
183619170.LC.FTS.B, 14.19%, 11/30/24 .. 2,600 2,589
183500540.LC.FTS.B, 15.99%, 11/30/24 .. 2,120 2,110
183356155.LC.FTS.B, 16.99%, 11/30/24 .. 6,858 6,826
183602959.LC.FTS.B, 18.49%, 11/30/24 .. 1,600 1,594
183339461.LC.FTS.B, 18.99%, 11/30/24 .. 5,046 5,022
183616976.LC.FTS.B, 18.99%, 11/30/24 .. 2,842 2,828
183362712.LC.FTS.B, 15.99%, 12/01/24 .. 4,344 4,324
183663596.LC.FTS.B, 16.19%, 12/01/24 .. 4,250 4,230
183359486.LC.FTS.B, 16.99%, 12/01/24 .. 2,629 2,617
183673337.LC.FTS.B, 23.99%, 12/01/24 .. 11,130 1,034
183762903.LC.FTS.B, 15.44%, 12/02/24 .. 2,016 2,003
183697716.LC.FTS.B, 22.99%, 12/02/24 .. 380 –
183695987.LC.FTS.B, 15.99%, 12/03/24 .. 5,443 5,388
183777683.LC.FTS.B, 18.99%, 12/03/24 .. 2,296 2,287
183773059.LC.FTS.B, 21.99%, 12/03/24 .. 4,226 4,286
183788267.LC.FTS.B, 22.99%, 12/03/24 .. 1,024 1,039
183609082.LC.FTS.B, 19.49%, 12/04/24 .. 1,100 1,104
183502968.LC.FTS.B, Zero Cpn, 12/05/24 3,757 –
183189944.LC.FTS.B, 13.04%, 12/06/24 .. 3,850 3,832
183203390.LC.FTS.B, 15.49%, 12/06/24 .. 6,655 6,630
183766217.LC.FTS.B, 16.49%, 12/06/24 .. 4,426 –
183802837.LC.FTS.B, 17.99%, 12/06/24 .. 7,665 7,635
183558965.LC.FTS.B, 18.99%, 12/06/24 .. 3,474 –
183799482.LC.FTS.B, 18.99%, 12/06/24 .. 2,796 2,792
183818205.LC.FTS.B, 18.99%, 12/06/24 .. 6,561 6,536
183645675.LC.FTS.B, 19.99%, 12/06/24 .. 1,109 1,113
183541347.LC.FTS.B, 22.99%, 12/06/24 .. 3,172 1,330
183169104.LC.FTS.B, 12.34%, 12/07/24 .. 6,632 6,593
183193558.LC.FTS.B, 12.49%, 12/07/24 .. 6,377 6,309
183568984.LC.FTS.B, 15.99%, 12/07/24 .. 8,085 8,038
183882045.LC.FTS.B, 15.99%, 12/07/24 .. 3,976 3,947
183901831.LC.FTS.B, 16.49%, 12/07/24 .. 7,993 7,965
183893289.LC.FTS.B, 18.44%, 12/07/24 .. 851 151
183710611.LC.FTS.B, 22.49%, 12/07/24 .. 1,149 1,165
183842381.LC.FTS.B, 24.99%, 12/07/24 .. 3,482 3,548
183294973.LC.FTS.B, 27.99%, 12/07/24 .. 5,376 5,503
183582634.LC.FTS.B, 11.04%, 12/08/24 .. 1,978 188
184003016.LC.FTS.B, 13.19%, 12/08/24 .. 386 384
183915427.LC.FTS.B, 13.24%, 12/08/24 .. 10,517 –
183732977.LC.FTS.B, 14.49%, 12/08/24 .. 3,914 3,901
183913486.LC.FTS.B, 14.49%, 12/08/24 .. 1,304 1,300
183955270.LC.FTS.B, 16.49%, 12/08/24 .. 666 664
183942961.LC.FTS.B, 18.99%, 12/08/24 .. 2,317 –
183961259.LC.FTS.B, 12.74%, 12/09/24 .. 2,562 2,554
184035228.LC.FTS.B, 13.04%, 12/09/24 .. 3,855 3,834
184037141.LC.FTS.B, 13.19%, 12/09/24 .. 1,793 1,783
183294173.LC.FTS.B, 15.99%, 12/09/24 .. 1,609 1,606
183610510.LC.FTS.B, 15.99%, 12/09/24 .. 5,832 5,806
183951356.LC.FTS.B, 17.49%, 12/09/24 .. 4,711 4,696
183972047.LC.FTS.B, 17.49%, 12/09/24 .. 380 46
183968599.LC.FTS.B, 18.99%, 12/09/24 .. 1,748 673
183576580.LC.FTS.B, 20.44%, 12/09/24 .. 13,377 –
183880382.LC.FTS.B, 22.99%, 12/09/24 .. 1,429 1,447
183967026.LC.FTS.B, 22.99%, 12/09/24 .. 6,012 6,128
183983228.LC.FTS.B, 26.49%, 12/09/24 .. 6,483 6,598
183493762.LC.FTS.B, 12.24%, 12/10/24 .. 9,134 9,085
184037034.LC.FTS.B, 12.49%, 12/10/24 .. 255 255
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184000110.LC.FTS.B, 15.49%, 12/10/24 .. $ 4,219 $ 4,206
183974082.LC.FTS.B, 15.99%, 12/10/24 .. 4,530 4,515
184004060.LC.FTS.B, 16.49%, 12/10/24 .. 2,107 2,098
184001961.LC.FTS.B, 16.99%, 12/10/24 .. 2,390 1,921
184006108.LC.FTS.B, 16.99%, 12/10/24 .. 3,348 3,338
184044208.LC.FTS.B, 16.99%, 12/10/24 .. 7,071 7,049
184008894.LC.FTS.B, 17.99%, 12/10/24 .. 2,706 2,698
183687452.LC.FTS.B, 18.99%, 12/10/24 .. 273 272
184026094.LC.FTS.B, 22.99%, 12/10/24 .. 2,985 279
182860020.LC.FTS.B, 15.44%, 12/12/24 .. 9,674 9,647
184035087.LC.FTS.B, 10.34%, 12/13/24 .. 2,496 2,484
184049185.LC.FTS.B, 13.24%, 12/13/24 .. 4,635 4,624
184074389.LC.FTS.B, 16.49%, 12/13/24 .. 2,798 2,790
184003705.LC.FTS.B, 17.99%, 12/13/24 .. 4,059 4,048
184046281.LC.FTS.B, 18.99%, 12/13/24 .. 498 21
184091538.LC.FTS.B, Zero Cpn, 12/14/24 3,227 –
184127825.LC.FTS.B, Zero Cpn, 12/14/24 3,005 –
184106683.LC.FTS.B, 9.99%, 12/14/24 ... 3,730 3,660
184070958.LC.FTS.B, 10.49%, 12/14/24 .. 1,415 1,408
184058069.LC.FTS.B, 11.04%, 12/14/24 .. 1,761 1,741
184078696.LC.FTS.B, 17.99%, 12/14/24 .. 2,623 2,611
183959795.LC.FTS.B, Zero Cpn, 12/15/24 5,560 –
184202834.LC.FTS.B, 10.49%, 12/15/24 .. 4,001 3,982
183776421.LC.FTS.B, 11.04%, 12/15/24 .. 1,951 1,931
183184685.LC.FTS.B, 13.24%, 12/15/24 .. 2,106 2,101
183835923.LC.FTS.B, 15.19%, 12/15/24 .. 3,021 3,014
184073189.LC.FTS.B, 15.19%, 12/15/24 .. 525 114
183926594.LC.FTS.B, 15.99%, 12/15/24 .. 2,261 2,256
183974444.LC.FTS.B, 16.99%, 12/15/24 .. 1,360 1,357
183796732.LC.FTS.B, 18.99%, 12/15/24 .. 2,245 2,240
184104394.LC.FTS.B, 18.99%, 12/15/24 .. 6,834 6,818
184125379.LC.FTS.B, 10.34%, 12/16/24 .. 4,743 4,666
184230024.LC.FTS.B, 15.44%, 12/16/24 .. 4,217 4,209
184167764.LC.FTS.B, 15.99%, 12/16/24 .. 4,103 4,094
184016559.LC.FTS.B, 16.44%, 12/16/24 .. 1,650 1,639
184118078.LC.FTS.B, 17.44%, 12/16/24 .. 1,345 1,342
184245291.LC.FTS.B, 13.19%, 12/17/24 .. 9,008 8,993
184142932.LC.FTS.B, 13.99%, 12/17/24 .. 5,970 5,888
184191218.LC.FTS.B, 13.99%, 12/17/24 .. 6,160 1,114
184235593.LC.FTS.B, 15.19%, 12/17/24 .. 657 656
184248232.LC.FTS.B, 16.19%, 12/17/24 .. 1,328 1,326
184243930.LC.FTS.B, 16.49%, 12/17/24 .. 1,599 1,596
183862855.LC.FTS.B, 17.44%, 12/17/24 .. 2,208 2,200
184015727.LC.FTS.B, 18.99%, 12/17/24 .. 2,734 2,729
184246546.LC.FTS.B, 18.99%, 12/17/24 .. 5,468 5,457
184252044.LC.FTS.B, 18.99%, 12/17/24 .. 1,736 1,732
184252099.LC.FTS.B, 18.99%, 12/17/24 .. 1,367 1,364
184253714.LC.FTS.B, 19.49%, 12/17/24 .. 7,957 7,984
183943415.LC.FTS.B, 19.99%, 12/17/24 .. 4,142 4,180
183402493.LC.FTS.B, 22.99%, 12/18/24 .. 1,983 2,018
183874684.LC.FTS.B, 19.49%, 12/19/24 .. 3,133 3,157
184238507.LC.FTS.B, 12.49%, 12/20/24 .. 810 805
184245796.LC.FTS.B, 14.44%, 12/20/24 .. 3,610 3,580
183409645.LC.FTS.B, 14.49%, 12/20/24 .. 8,914 729
184065895.LC.FTS.B, 15.49%, 12/20/24 .. 3,576 3,558
184281222.LC.FTS.B, 15.99%, 12/20/24 .. 2,650 2,647
183474005.LC.FTS.B, 16.49%, 12/20/24 .. 2,504 2,500
184274458.LC.FTS.B, 18.49%, 12/20/24 .. 4,896 4,889

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183828952.LC.FTS.B, 18.99%, 12/20/24 .. $ 2,243 $ 2,239
184210526.LC.FTS.B, 18.99%, 12/20/24 .. 3,937 3,931
184281792.LC.FTS.B, 18.99%, 12/20/24 .. 1,367 1,365
184284744.LC.FTS.B, 18.99%, 12/20/24 .. 957 955
184409177.LC.FTS.B, 12.24%, 12/21/24 .. 5,293 5,273
184344324.LC.FTS.B, 14.19%, 12/21/24 .. 2,081 2,079
184336095.LC.FTS.B, 17.44%, 12/21/24 .. 3,229 3,220
184350898.LC.FTS.B, 17.44%, 12/21/24 .. 4,036 4,025
184063399.LC.FTS.B, 18.99%, 12/21/24 .. 1,952 1,949
184376915.LC.FTS.B, 18.99%, 12/21/24 .. 5,249 5,242
184340869.LC.FTS.B, 22.99%, 12/21/24 .. 1,479 1,506
184369171.LC.FTS.B, 12.19%, 12/22/24 .. 2,546 2,534
184353845.LC.FTS.B, 15.99%, 12/22/24 .. 2,539 2,523
184394307.LC.FTS.B, 18.99%, 12/22/24 .. 1,230 1,229
184441891.LC.FTS.B, 8.99%, 12/23/24 ... 3,000 2,990
184389245.LC.FTS.B, 11.99%, 12/23/24 .. 7,623 7,576
184048740.LC.FTS.B, 12.49%, 12/23/24 .. 4,535 4,519
184408809.LC.FTS.B, 13.44%, 12/23/24 .. 3,905 3,897
183756956.LC.FTS.B, 17.49%, 12/23/24 .. 2,961 2,959
184435348.LC.FTS.B, 17.99%, 12/23/24 .. 2,631 –
184197580.LC.FTS.B, 18.99%, 12/23/24 .. 2,009 2,007
184065866.LC.FTS.B, 19.49%, 12/23/24 .. 3,767 3,760
184367167.LC.FTS.B, 21.49%, 12/23/24 .. 1,962 1,983
184168561.LC.FTS.B, 21.99%, 12/24/24 .. 1,037 1,056
184068690.LC.FTS.B, 18.49%, 12/25/24 .. 4,565 207
184443285.LC.FTS.B, Zero Cpn, 12/27/24 23,620 –
184379124.LC.FTS.B, 9.29%, 12/27/24 ... 6,170 6,051
184405061.LC.FTS.B, 11.84%, 12/27/24 .. 2,556 2,538
184447670.LC.FTS.B, 14.44%, 12/27/24 .. 2,924 2,910
184448743.LC.FTS.B, 15.99%, 12/27/24 .. 2,969 2,955
184418501.LC.FTS.B, 16.19%, 12/27/24 .. 1,594 1,583
184454192.LC.FTS.B, 16.19%, 12/27/24 .. 2,258 2,247
184121693.LC.FTS.B, 16.49%, 12/27/24 .. 2,705 2,693
184445591.LC.FTS.B, 17.44%, 12/27/24 .. 8,339 786
184228216.LC.FTS.B, 18.44%, 12/27/24 .. 7,612 7,577
184457887.LC.FTS.B, 18.49%, 12/27/24 .. 3,667 3,651
184034650.LC.FTS.B, 18.99%, 12/27/24 .. 5,048 234
184460632.LC.FTS.B, 22.99%, 12/27/24 .. 484 490
184157711.LC.FTS.B, 16.19%, 12/28/24 .. 721 717
183457596.LC.FTS.B, 18.99%, 12/29/24 .. 3,021 3,006
184038361.LC.FTS.B, 18.44%, 12/30/24 .. 2,368 954
184428613.LC.FTS.B, 13.24%, 12/31/24 .. 8,644 8,552
184090151.LC.FTS.B, 19.99%, 12/31/24 .. 9,404 9,428
183555873.LC.FTS.B, 16.99%, 1/02/25 ... 5,343 5,301
184378148.LC.FTS.B, Zero Cpn, 1/03/25 . 3,721 –
183797655.LC.FTS.B, 15.99%, 1/04/25 ... 5,463 5,425
184111598.LC.FTS.B, 22.99%, 1/05/25 ... 1,016 1,031
184412079.LC.FTS.B, 18.99%, 1/06/25 ... 3,155 3,143
184415798.LC.FTS.B, 22.99%, 1/20/25 ... 3,325 3,386
184149278.LC.FTS.B, 16.49%, 1/28/25 ... 4,746 1,872
183559023.LC.FTS.B, 15.99%, 1/30/25 ... 2,630 2,618
182884112.LC.FTS.B, 15%, 2/25/25 ..... 10,480 8,887
182227875.LC.FTS.B, 19.49%, 2/27/25 ... 6,194 6,177
183979122.LC.FTS.B, 18.99%, 3/10/25 ... 738 595
183473491.LC.FTS.B, 18.99%, 3/15/25 ... 12,869 10,335
183342456.LC.FTS.B, 15%, 3/26/25 ..... 9,384 8,082
182593987.LC.FTS.B, Zero Cpn, 4/01/25 . 7,268 1,256
183354385.LC.FTS.B, 12.49%, 4/03/25 ... 2,157 2,148
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183170547.LC.FTS.B, 15%, 4/13/25 ..... $ 9,700 $ 8,005
183602283.LC.FTS.B, 15.99%, 4/16/25 ... 11,446 1,370
184253510.LC.FTS.B, 18.49%, 4/21/25 ... 6,852 6,841
184272023.LC.FTS.B, 19.49%, 4/23/25 ... 6,659 6,710
183027816.LC.FTS.B, 18.99%, 4/26/25 ... 3,959 3,936
183711809.LC.FTS.B, 17.49%, 4/29/25 ... 7,361 5,967
184200182.LC.FTS.B, 13.19%, 4/30/25 ... 8,631 8,558
184277567.LC.FTS.B, 15.49%, 4/30/25 ... 3,667 3,648
182322335.LC.FTS.B, 20.4 9%, 5/18/25 ... 12,991 1,213
184149207.LC.FTS.B, 18.99%, 5/22/25 ... 4,925 901
184111504.LC.FTS.B, 18.99%, 5/28/25 ... 5,192 428
183388949.LC.FTS.B, 14.19%, 5/30/25 ... 12,273 9,984
184226087.LC.FTS.B, 15.49%, 5/30/25 ... 5,972 4,760
182783983.LC.FTS.B, 17.49%, 5/31/25 ... 9,390 9,319
183532866.LC.FTS.B, 5%, 6/20/25 ...... 2,368 1,993
184279960.LC.FTS.B, 13.99%, 7/14/25 ... 14,099 1,717
183532916.LC.FTS.B, Zero Cpn, 7/20/25 . 4,770 4,821
183872755.LC.FTS.B, 22.99%, 9/07/25 ... 4,978 5,026
171045369.LC.FTS.B, 16.08%, 10/07/25 .. 3,873 3,825
171130012.LC.FTS.B, 17.3%, 10/09/25 ... 4,646 4,588
170762714.LC.FTS.B, 16.08%, 10/13/25 .. 7,741 7,637
172000836.LC.FTS.B, 15.4%, 11/28/25 ... 8,200 8,063
183281940.LC.FTS.B, 22.99%, 11/30/25 .. 2,643 476
172876605.LC.FTS.B, 17.3%, 12/14/25 ... 5,183 5,119
172960729.LC.FTS.B, 14.02%, 12/19/25 .. 9,098 8,868
184051226.LC.FTS.B, 5%, 12/20/25 ..... 16,140 15,871
172424365.LC.FTS.B, 15.4%, 12/20/25 ... 4,676 4,614
173018414.LC.FTS.B, 13.33%, 12/22/25 .. 6,543 6,389
172834572.LC.FTS.B, 15.4%, 12/24/25 ... 6,636 6,544
173277936.LC.FTS.B, 16.08%, 12/31/25 .. 17,719 17,434
173400785.LC.FTS.B, 16.08%, 12/31/25 .. 4,537 4,475
173394313.LC.FTS.B, 16.08%, 1/04/26 ... 7,794 7,691
173423229.LC.FTS.B, 16.08%, 1/04/26 ... 8,866 8,759
173604231.LC.FTS.B, 14.02%, 1/12/26 ... 7,768 7,416
173383392.LC.FTS.B, 15.4%, 1/12/26 ... 5,272 5,134
173663810.LC.FTS.B, 17.3%, 1/13/26 ... 3,830 3,771
173666949.LC.FTS.B, 20.74%, 1/25/26 ... 4,848 4,811
174084354.LC.FTS.B, 12.49%, 1/26/26 ... 16,893 16,219
174042657.LC.FTS.B, 13.74%, 1/26/26 ... 8,560 8,266
173441334.LC.FTS.B, 17.3%, 1/28/26 ... 16,216 15,976
174232024.LC.FTS.B, 21.49%, 1/29/26 ... 8,526 8,532
174293135.LC.FTS.B, 14.74%, 2/04/26 ... 14,934 14,471
174332832.LC.FTS.B, 15.99%, 2/04/26 ... 17,493 1,658
174267823.LC.FTS.B, 16.99%, 2/04/26 ... 6,967 6,865
174354729.LC.FTS.B, 17.24%, 2/04/26 ... 4,124 4,057
174297080.LC.FTS.B, 15.74%, 2/05/26 ... 4,595 4,522
174102738.LC.FTS.B, 15.44%, 2/08/26 ... 3,716 3,668
174284597.LC.FTS.B, 17.44%, 2/20/26 ... 5,993 5,929
171905795.LC.FTS.B, 16.08%, 5/15/26 ... 6,733 6,601
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 19,235 2,262
182237890.LC.FTS.B, 18.49%, 10/14/26 .. 9,190 8,768
181671017.LC.FTS.B, 19.49%, 10/14/26 .. 15,538 12,114
181681556.LC.FTS.B, 19.49%, 10/14/26 .. 9,278 9,136
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 5,476 5,486
182100249.LC.FTS.B, 28.99%, 10/15/26 .. 6,717 6,808
182239660.LC.FTS.B, 19.99%, 10/16/26 .. 9,327 9,223
182337953.LC.FTS.B, 15.19%, 10/17/26 .. 9,808 9,603
182196271.LC.FTS.B, 20.49%, 10/18/26 .. 6,243 6,188

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182283124.LC.FTS.B, 21.99%, 10/18/26 .. $ 12,975 $ 13,016
182365065.LC.FTS.B, 23.99%, 10/18/26 .. 4,514 4,507
182404645.LC.FTS.B, Zero Cpn, 10/19/26 19,979 –
182419678.LC.FTS.B, 19.99%, 10/19/26 .. 13,662 13,545
182424479.LC.FTS.B, 28.99%, 10/19/26 .. 13,696 2,608
182447710.LC.FTS.B, 18.44%, 10/20/26 .. 11,758 11,502
182489147.LC.FTS.B, 18.99%, 10/20/26 .. 21,547 21,077
182400546.LC.FTS.B, 20.44%, 10/20/26 .. 4,317 4,242
182279442.LC.FTS.B, 21.99%, 10/20/26 .. 15,190 15,204
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 2,643 2,684
181832576.LC.FTS.B, 27.49%, 10/21/26 .. 16,631 16,860
182373053.LC.FTS.B, 20.44%, 10/22/26 .. 12,506 12,383
182135115.LC.FTS.B, 24.99%, 10/28/26 .. 16,007 15,819
182708985.LC.FTS.B, 21.99%, 11/01/26 .. 10,237 963
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 6,385 6,331
182763696.LC.FTS.B, 23.99%, 11/01/26 .. 9,935 9,873
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 8,254 8,160
182785608.LC.FTS.B, 15.19%, 11/02/26 .. 18,593 3,168
182425449.LC.FTS.B, 15.44%, 11/02/26 .. 9,163 8,684
182814285.LC.FTS.B, 15.44%, 11/02/26 .. 17,105 16,358
182836852.LC.FTS.B, 17.44%, 11/02/26 .. 13,982 13,643
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 12,973 12,918
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 4,121 4,102
182655109.LC.FTS.B, 13.19%, 11/03/26 .. 7,844 7,658
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 7,247 7,072
182871003.LC.FTS.B, 24.99%, 11/03/26 .. 11,976 11,960
182883867.LC.FTS.B, 24.99%, 11/03/26 .. 4,657 4,651
182932552.LC.FTS.B, 13.19%, 11/04/26 .. 8,957 8,751
182934282.LC.FTS.B, 15.44%, 11/04/26 .. 8,552 8,353
182296093.LC.FTS.B, 18.19%, 11/04/26 .. 3,762 3,667
181746904.LC.FTS.B, 12.99%, 11/05/26 .. 18,840 18,251
182469398.LC.FTS.B, 15%, 11/05/26 .... 14,202 11,295
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 18,511 17,926
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 5,566 5,494
182433195.LC.FTS.B, 25.99%, 11/05/26 .. 6,165 1,155
182567782.LC.FTS.B, 13.74%, 11/08/26 .. 3,074 3,029
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 16,403 16,004
183010490.LC.FTS.B, 16.49%, 11/08/26 .. 13,625 13,018
182905174.LC.FTS.B, 22.99%, 11/10/26 .. 15,413 15,353
182988585.LC.FTS.B, 19.49%, 11/12/26 .. 9,516 9,412
183032996.LC.FTS.B, 19.99%, 11/12/26 .. 1,812 1,784
182925771.LC.FTS.B, 23.99%, 11/12/26 .. 23,095 22,866
182931548.LC.FTS.B, 24.99%, 11/12/26 .. 7,413 7,402
182761588.LC.FTS.B, Zero Cpn, 11/14/26 14,917 –
183224681.LC.FTS.B, 13.49%, 11/15/26 .. 9,589 9,336
183101425.LC.FTS.B, 17.44%, 11/15/26 .. 17,433 17,065
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 7,554 7,382
182975891.LC.FTS.B, 18.49%, 11/15/26 .. 8,773 8,580
182675743.LC.FTS.B, 19.49%, 11/15/26 .. 23,078 18,092
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 12,280 12,135
183084148.LC.FTS.B, 21.49%, 11/15/26 .. 2,902 2,855
182379386.LC.FTS.B, 23.99%, 11/15/26 .. 14,517 14,471
182921002.LC.FTS.B, 23.99%, 11/15/26 .. 8,728 8,712
182946956.LC.FTS.B, 24.99%, 11/15/26 .. 13,248 13,031
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 13,480 13,468
183159092.LC.FTS.B, 28.99%, 11/15/26 .. 4,505 –
183263467.LC.FTS.B, Zero Cpn, 11/16/26 5,428 –
183274263.LC.FTS.B, 15.44%, 11/16/26 .. 12,722 12,376
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182977646.LC.FTS.B, 16.99%, 11/16/26 .. $ 18,767 $ 18,346
183238822.LC.FTS.B, 16.99%, 11/16/26 .. 14,663 14,139
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 6,805 6,641
183154136.LC.FTS.B, 18.49%, 11/16/26 .. 6,288 6,145
183200190.LC.FTS.B, 19.49%, 11/16/26 .. 3,806 3,756
182845074.LC.FTS.B, 20.99%, 11/16/26 .. 19,587 15,337
183239755.LC.FTS.B, 21.99%, 11/16/26 .. 16,216 16,228
183239325.LC.FTS.B, 24.99%, 11/16/26 .. 10,862 –
183197788.LC.FTS.B, 25.99%, 11/16/26 .. 13,433 13,245
183321499.LC.FTS.B, 16.49%, 11/17/26 .. 1,974 1,934
183270309.LC.FTS.B, 18.99%, 11/17/26 .. 16,549 3,052
183336838.LC.FTS.B, 20.99%, 11/17/26 .. 16,531 2,024
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 13,416 13,469
183354100.LC.FTS.B, Zero Cpn, 11/18/26 11,355 –
182954228.LC.FTS.B, 13.49%, 11/18/26 .. 16,376 15,931
182922353.LC.FTS.B, 15.49%, 11/18/26 .. 21,391 20,966
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 7,011 5,512
183287872.LC.FTS.B, 23.99%, 11/18/26 .. 7,316 7,300
183371105.LC.FTS.B, Zero Cpn, 11/19/26 16,796 –
183409505.LC.FTS.B, 15.19%, 11/19/26 .. 18,292 17,901
183394419.LC.FTS.B, 16.49%, 11/19/26 .. 3,481 330
183197708.LC.FTS.B, 21.99%, 11/19/26 .. 15,567 15,603
183391565.LC.FTS.B, 23.99%, 11/19/26 .. 4,525 4,528
183321695.LC.FTS.B, 21.49%, 11/21/26 .. 10,916 10,818
183333541.LC.FTS.B, 14.19%, 11/22/26 .. 13,277 12,946
183227368.LC.FTS.B, 16.44%, 11/22/26 .. 15,184 14,639
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 12,429 12,188
183371257.LC.FTS.B, 17.74%, 11/22/26 .. 19,217 18,785
183425358.LC.FTS.B, 18.49%, 11/22/26 .. 5,029 4,931
183430858.LC.FTS.B, 18.49%, 11/22/26 .. 8,280 –
183418746.LC.FTS.B, 19.49%, 11/22/26 .. 19,016 18,850
183426724.LC.FTS.B, 21.49%, 11/22/26 .. 7,750 7,681
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 5,407 5,421
182942183.LC.FTS.B, 24.99%, 11/22/26 .. 3,397 3,405
183446729.LC.FTS.B, Zero Cpn, 11/23/26 10,407 –
183436461.LC.FTS.B, 12.74%, 11/23/26 .. 21,427 20,863
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 5,975 5,847
183306593.LC.FTS.B, 13.44%, 11/23/26 .. 13,179 12,933
183485184.LC.FTS.B, 13.99%, 11/23/26 .. 3,614 3,536
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 24,249 23,757
183490789.LC.FTS.B, 14.49%, 11/23/26 .. 4,842 4,723
183000324.LC.FTS.B, 15.44%, 11/23/26 .. 4,096 4,011
183459184.LC.FTS.B, 15.44%, 11/23/26 .. 524 516
183505251.LC.FTS.B, 16.49%, 11/23/26 .. 6,170 6,054
183373318.LC.FTS.B, 16.99%, 11/23/26 .. 12,211 11,958
183447586.LC.FTS.B, 17.49%, 11/23/26 .. 13,080 12,597
183425539.LC.FTS.B, 18.49%, 11/23/26 .. 11,685 11,376
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 13,202 12,713
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 14,919 14,970
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 1,610 1,588
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 23,961 23,527
183249731.LC.FTS.B, 17.49%, 11/24/26 .. 8,628 8,449
183149701.LC.FTS.B, 18.49%, 11/24/26 .. 19,056 18,669
183470077.LC.FTS.B, 18.99%, 11/24/26 .. 15,564 15,229
182933015.LC.FTS.B, 19.49%, 11/24/26 .. 17,764 17,628
182954964.LC.FTS.B, 19.49%, 11/24/26 .. 13,640 13,536
183015727.LC.FTS.B, 20.44%, 11/24/26 .. 9,560 9,479
183384203.LC.FTS.B, 20.49%, 11/24/26 .. 10,005 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183167278.LC.FTS.B, 20.99%, 11/24/26 .. $ 18,738 $ –
183287022.LC.FTS.B, 21.99%, 11/24/26 .. 12,986 12,999
182882013.LC.FTS.B, 24.99%, 11/24/26 .. 13,600 13,706
183514721.LC.FTS.B, Zero Cpn, 11/26/26 4,664 –
183548843.LC.FTS.B, Zero Cpn, 11/26/26 6,494 –
183524584.LC.FTS.B, 13.19%, 11/26/26 .. 5,977 5,849
183499719.LC.FTS.B, 15.44%, 11/26/26 .. 9,165 8,698
183557623.LC.FTS.B, 16.19%, 11/26/26 .. 9,229 9,006
183499818.LC.FTS.B, 16.44%, 11/26/26 .. 24,672 23,623
183145768.LC.FTS.B, 19.49%, 11/26/26 .. 170 167
183505272.LC.FTS.B, 21.49%, 11/26/26 .. 4,004 3,974
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 3,892 3,912
183478931.LC.FTS.B, 22.49%, 11/26/26 .. 4,659 4,630
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 3,248 3,163
183340558.LC.FTS.B, 17.74%, 11/28/26 .. 20,792 20,208
183180134.LC.FTS.B, 19.49%, 11/28/26 .. 23,480 8,544
183556398.LC.FTS.B, 23.99%, 11/28/26 .. 6,567 6,518
183476845.LC.FTS.B, 16.49%, 11/29/26 .. 8,991 8,742
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 12,477 12,280
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 3,311 3,262
183304070.LC.FTS.B, 15.99%, 11/30/26 .. 23,874 8,547
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 13,669 13,318
183649644.LC.FTS.B, 16.99%, 11/30/26 .. 6,993 6,813
183434269.LC.FTS.B, 17.24%, 11/30/26 .. 5,006 4,868
183636681.LC.FTS.B, 18.49%, 11/30/26 .. 21,649 21,087
183630947.LC.FTS.B, 18.99%, 11/30/26 .. 16,268 2,828
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 15,669 15,243
182816829.LC.FTS.B, 21.99%, 11/30/26 .. 7,025 6,964
183544070.LC.FTS.B, 21.99%, 11/30/26 .. 13,279 13,190
183623738.LC.FTS.B, 21.99%, 11/30/26 .. 3,858 –
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 16,737 16,622
182592773.LC.FTS.B, 23.99%, 11/30/26 .. 6,837 6,731
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 4,049 4,021
183611465.LC.FTS.B, 24.99%, 11/30/26 .. 8,169 8,080
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 4,082 4,058
183562403.LC.FTS.B, Zero Cpn, 12/01/26 8,430 –
183638388.LC.FTS.B, 17.24%, 12/01/26 .. 13,742 –
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 3,823 3,724
183333618.LC.FTS.B, 21.49%, 12/01/26 .. 7,416 –
183683504.LC.FTS.B, Zero Cpn, 12/02/26 7,198 –
183067587.LC.FTS.B, 6%, 12/02/26 ..... 15,594 15,411
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 9,209 8,927
183695657.LC.FTS.B, 15.44%, 12/02/26 .. 9,402 9,166
183699303.LC.FTS.B, 17.24%, 12/02/26 .. 11,359 544
183702434.LC.FTS.B, 20.49%, 12/02/26 .. 19,327 19,037
183789584.LC.FTS.B, Zero Cpn, 12/03/26 12,845 –
183499399.LC.FTS.B, 15.44%, 12/03/26 .. 7,587 7,388
183483610.LC.FTS.B, 17.24%, 12/03/26 .. 12,170 11,867
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 10,303 10,058
183651950.LC.FTS.B, 18.49%, 12/03/26 .. 14,186 13,804
183746554.LC.FTS.B, 18.49%, 12/03/26 .. 3,274 3,188
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 11,954 11,886
182329589.LC.FTS.B, 24.99%, 12/03/26 .. 6,009 5,877
183877324.LC.FTS.B, 16.49%, 12/06/26 .. 25,317 24,548
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 6,401 6,243
183790054.LC.FTS .B, 18.49%, 12/06/26 .. 4,060 3,959
183710879.LC.FTS.B, 19.95%, 12/06/26 .. 15,869 15,627
183788160.LC.FTS.B, 23.99%, 12/06/26 .. 7,148 –
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183862022.LC.FTS.B, Zero Cpn, 12/07/26 $ 2,286 $ –
183809680.LC.FTS.B, 17.24%, 12/07/26 .. 21,412 20,321
183882896.LC.FTS.B, 17.24%, 12/07/26 .. 11,472 11,106
183312099.LC.FTS.B, 18.99%, 12/07/26 .. 7,330 7,143
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 19,503 18,763
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 14,448 14,075
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 3,930 3,863
183520272.LC.FTS.B, 21.49%, 12/07/26 .. 14,235 14,034
183719486.LC.FTS.B, 21.99%, 12/07/26 .. 13,282 12,891
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 3,985 3,966
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 10,126 10,075
183866613.LC.FTS.B, 25.99%, 12/07/26 .. 6,859 6,789
183909323.LC.FTS.B, 28.99%, 12/07/26 .. 8,699 8,698
183046392.LC.FTS.B, 13.19%, 12/08/26 .. 15,341 14,977
183492757.LC.FTS.B, 16.99%, 12/08/26 .. 9,563 9,333
183536773.LC.FTS.B, 19.74%, 12/08/26 .. 22,903 22,606
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 10,126 10,079
183999420.LC.FTS.B, 12.99%, 12/09/26 .. 24,499 23,789
183274086.LC.FTS.B, 14.44%, 12/09/26 .. 10,557 10,310
184040533.LC.FTS.B, 14.49%, 12/09/26 .. 12,426 12,063
183461812.LC.FTS.B, 16.74%, 12/09/26 .. 12,370 12,005
183576479.LC.FTS.B, 17.44%, 12/09/26 .. 15,405 15,045
183996173.LC.FTS.B, 17.44%, 12/09/26 .. 22,982 22,303
184003319.LC.FTS.B, 18.19%, 12/09/26 .. 6,427 6,274
183987324.LC.FTS.B, 23.99%, 12/09/26 .. 10,817 10,744
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 3,413 3,394
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 2,041 2,037
183532974.LC.FTS.B, Zero Cpn, 12/10/26 10,683 –
184009395.LC.FTS.B, 9.49%, 12/10/26 ... 19,522 18,631
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 11,687 11,385
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 8,224 8,032
183129988.LC.FTS.B, 16.99%, 12/10/26 .. 11,294 10,995
183607115.LC.FTS.B, 17.24%, 12/10/26 .. 14,724 14,265
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 4,480 4,367
183974150.LC.FTS.B, 19.99%, 12/10/26 .. 16,325 16,090
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 6,485 6,386
183611528.LC.FTS.B, 23.99%, 12/10/26 .. 16,064 15,869
183942336.LC.FTS.B, 24.99%, 12/10/26 .. 13,610 13,584
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 8,167 8,111
184013288.LC.FTS.B, 24.99%, 12/10/26 .. 13,615 13,522
183943387.LC.FTS.B, 15.44%, 12/13/26 .. 14,731 14,308
184056742.LC.FTS.B, 15.44%, 12/13/26 .. 10,674 –
183935167.LC.FTS.B, 16.19%, 12/13/26 .. 12,146 11,626
183965552.LC.FTS.B, 16.49%, 12/13/26 .. 9,495 9,262
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 13,935 13,466
183788093.LC.FTS.B, 17.49%, 12/13/26 .. 5,275 –
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 10,397 10,269
184062734.LC.FTS.B, 21.49%, 12/13/26 .. 3,288 590
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 6,466 6,426
184051343.LC.FTS.B, 28.99%, 12/13/26 .. 12,630 12,776
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 8,754 8,491
183228318.LC.FTS.B, 15.19%, 12/14/26 .. 22,008 20,791
183578940.LC.FTS.B, 15.19%, 12/14/26 .. 8,224 7,969
184127951.LC.FTS.B, 15.44%, 12/14/26 .. 13,163 12,867
184144008.LC.FTS.B, 16.99%, 12/14/26 .. 11,648 11,356
184142978.LC.FTS.B, 17.44%, 12/14/26 .. 9,576 9,358
184109137.LC.FTS.B, 17.74%, 12/14/26 .. 9,602 9,268
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 15,858 15,494

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183841644.LC.FTS.B, 19.99%, 12/14/26 .. $ 8,490 $ 8,219
184107799.LC.FTS.B, 19.99%, 12/14/26 .. 9,141 9,030
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 10,277 8,167
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 8,101 8,081
184107590.LC.FTS.B, 23.99%, 12/14/26 .. 4,731 4,660
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 6,838 6,801
183971412.LC.FTS.B, 28.49%, 12/14/26 .. 6,782 6,862
183159318.LC.FTS.B, 6%, 12/15/26 ..... 8,157 7,984
183916918.LC.FTS.B, 13.19%, 12/15/26 .. 14,193 13,857
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 24,489 23,801
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 4,062 3,954
184146721.LC.FTS.B, 16.44%, 12/15/26 .. 9,493 9,152
184204044.LC.FTS.B, 16.49%, 12/15/26 .. 9,494 9,225
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 11,630 11,247
184108646.LC.FTS.B, 18.49%, 12/15/26 .. 5,419 5,247
184036052.LC.FTS.B, 19.49%, 12/15/26 .. 16,715 13,093
183649794.LC.FTS.B, 21.49%, 12/15/26 .. 17,427 17,228
183917868.LC.FTS.B, 21.49%, 12/15/26 .. 12,350 12,202
183758691.LC.FTS.B, 23.99%, 12/15/26 .. 4,050 4,042
184003793.LC.FTS.B, 23.99%, 12/15/26 .. 13,597 13,538
183593989.LC.FTS.B, 27.49%, 12/15/26 .. 17,721 17,923
184184924.LC.FTS.B, 13.19%, 12/16/26 .. 9,576 602
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 3,998 3,805
184144886.LC.FTS.B, 15.19%, 12/16/26 .. 17,511 17,130
184230527.LC.FTS.B , 16.49%, 12/16/26 .. 18,988 18,572
183805030.LC.FTS.B, 17.49%, 12/16/26 .. 17,954 17,201
184233755.LC.FTS.B, 18.49%, 12/16/26 .. 8,446 –
183706984.LC.FTS.B, 21.49%, 12/16/26 .. 6,280 6,206
183840993.LC.FTS.B, 21.49%, 12/16/26 .. 15,887 15,682
183590285.LC.FTS.B, 21.99%, 12/16/26 .. 13,460 10,689
184185617.LC.FTS.B, 26.99%, 12/16/26 .. 6,338 6,407
183936400.LC.FTS.B, Zero Cpn, 12/17/26 12,633 –
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 8,616 8,381
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 12,031 11,751
184141163.LC.FTS.B, 17.49%, 12/17/26 .. 1,829 1,778
184248806.LC.FTS.B, 18.49%, 12/17/26 .. 18,108 17,706
184237123.LC.FTS.B, 21.99%, 12/17/26 .. 11,059 1,045
184251864.LC.FTS.B, 21.99%, 12/17/26 .. 6,047 6,025
183868559.LC.FTS.B, 23.99%, 12/17/26 .. 6,091 –
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 8,357 8,474
183656375.LC.FTS.B, 14.44%, 12/18/26 .. 4,312 4,080
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 9,539 9,148
183874472.LC.FTS.B, 15.44%, 12/18/26 .. 10,107 9,569
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 10,396 9,995
184073751.LC.FTS.B, 20.49%, 12/18/26 .. 13,084 12,696
184082880.LC.FTS.B, 15.44%, 12/20/26 .. 5,641 5,421
183977917.LC.FTS.B, 16.49%, 12/20/26 .. 15,913 15,065
184270452.LC.FTS.B, 16.99%, 12/20/26 .. 7,630 7,467
184104646.LC.FTS.B, 17.44%, 12/20/26 .. 12,130 11,871
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 5,201 5,146
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 14,553 14,520
184343324.LC.FTS.B, Zero Cpn, 12/21/26 15,514 –
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 12,249 11,924
184130767.LC.FTS.B, 16.44%, 12/21/26 .. 13,285 12,725
184309308.LC.FTS.B, 17.24%, 12/21/26 .. 8,245 7,985
184365323.LC.FTS.B, 18.74%, 12/21/26 .. 12,917 12,643
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 13,703 13,136
184358622.LC.FTS.B, 21.99%, 12/21/26 .. 8,327 8,310
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184040777.LC.FTS.B, 23.99%, 12/21/26 .. $ 6,751 $ 6,751
184066327.LC.FTS.B, 14.19%, 12/22/26 .. 8,673 8,499
184190300.LC.FTS.B, 16.49%, 12/22/26 .. 7,888 –
183529593.LC.FTS.B, 17.49%, 12/22/26 .. 11,369 11,068
183940387.LC.FTS.B, 19.99%, 12/22/26 .. 11,904 11,771
184397264.LC.FTS.B, 23.99%, 12/22/26 .. 10,399 10,361
184035152.LC.FTS.B, Zero Cpn, 12/23/26 5,377 –
184471382.LC.FTS.B, 13.49%, 12/23/26 .. 2,526 2,453
184224030.LC.FTS.B, 15.49%, 12/23/26 .. 12,579 12,226
184421299.LC.FTS.B, 16.74%, 12/23/26 .. 4,758 4,662
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 22,395 21,907
184427346.LC.FTS.B, 19.74%, 12/23/26 .. 18,242 18,072
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 16,877 16,897
184451850.LC.FTS.B, 23.99%, 12/23/26 .. 13,501 13,517
184033253.LC.FTS.B, 28.99%, 12/23/26 .. 6,493 6,594
184005719.LC.FTS.B, 20.44%, 12/25/26 .. 8,607 8,522
184009581.LC.FTS.B, 22.99%, 12/25/26 .. 23,824 23,811
184404343.LC.FTS.B, 13.24%, 12/27/26 .. 24,558 23,752
184283871.LC.FTS.B, 21.99%, 12/27/26 .. 13,282 13,159
184275242.LC.FTS.B, 23.99%, 12/27/26 .. 13,501 13,373
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 10,136 9,844
184172800.LC.FTS.B, 16.44%, 12/28/26 .. 8,237 7,867
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 19,414 18,852
184075164.LC.FTS.B, 17.74%, 12/29/26 .. 20,268 19,681
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 3,769 3,665
184273228.LC.FTS.B, 21.99%, 12/30/26 .. 10,337 10,216
184017343.LC.FTS.B, 23.99%, 12/30/26 .. 8,392 8,304
184149742.LC.FTS.B, 26.49%, 12/30/26 .. 15,306 15,080
184473440.LC.FTS.B, 28.99%, 12/30/26 .. 14,326 14,397
183794746.LC.FTS.B, 21.99%, 12/31/26 .. 21,710 –
184286578.LC.FTS.B, 17.49%, 1/01/27 ... 14,565 14,062
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 18,778 17,904
183888494.LC.FTS.B, 17.99%, 1/06/27 ... 6,152 5,976
184927724.LC.FTS.B, 22.49%, 1/11/27 ... 15,686 15,513
184934200.LC.FTS.B, 23.49%, 1/11/27 ... 20,621 20,380
184924956.LC.FTS.B, 24.99%, 1/16/27 ... 14,247 11,268
183431866.LC.FTS.B, 15%, 3/15/27 ..... 17,964 14,867
184445530.LC.FTS.B, 15%, 3/15/27 ..... 14,048 11,515
183328750.LC.FTS.B, 28.99%, 3/22/27 ... 5,425 5,505
183562559.LC.FTS.B, 15%, 3/26/27 ..... 18,483 14,239
183426450.LC.FTS.B, Zero Cpn, 3/31/27 . 22,993 –
182925976.LC.FTS.B, 18.99%, 4/03/27 ... 5,591 5,421
183902344.LC.FTS.B, 10%, 5/07/27 ..... 13,806 10,817
183766454.LC.FTS.B, 16.99%, 5/10/27 ... 16,510 –
182312904.LC.FTS.B, 28.99%, 5/18/27 ... 5,889 5,972
184033235.LC.FTS.B, 24.99%, 5/24/27 ... 17,987 17,710
182386753.LC.FTS.B, 23.19%, 6/04/27 ... 14,298 109
184102080.LC.FTS.B, 10%, 6/20/27 ..... 6,723 5,466
183844253.LC.FTS.B, 18.99%, 6/20/27 ... 22,085 1,041
183437929.LC.FTS.B, 20.49%, 6/30/27 ... 18,608 18,257
183877158.LC.FTS.B, 20.44%, 7/21/27 ... 11,501 –
184211532.LC.FTS.B, 21.99%, 7/28/27 ... 26,301 25,801
183252907.LC.FTS.B, 16.49%, 9/17/27 ... 11,316 10,903
182185437.LC.FTS.B, 5%, 10/29/27 ..... 12,697 12,282
183767102.LC.FTS.B, 5%, 12/31/27 ..... 19,332 1,917
184064152.LC.FTS.B, 19.49%, 10/13/28 .. 17,704 13,790
174146725.LC.FTS.B, Zero Cpn, 2/05/34 . 21,361 –
174279916.LC.FTS.B, 13.04%, 2/08/34 ... 9,259 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
$ 4,504,748
Prosper Funding LLC
1613502.PS.FTS.B, 15.1%, 8/11/24 ..... $ 655 653
1613526.PS.FTS.B, 19.1%, 8/11/24 ..... 1,415 1,412
1607545.PS.FTS.B, 12.7%, 8/12/24 ..... 1,964 1,950
1607185.PS.FTS.B, 17.1%, 8/12/24 ..... 828 827
1607575.PS.FTS.B, 20%, 8/12/24 ....... 714 713
1603754.PS.FTS.B, 21.49%, 8/12/24 .... 1,454 1,452
1614891.PS.FTS.B, 16.7%, 8/13/24 ..... 687 683
1604669.PS.FTS.B, 19.8%, 8/13/24 ..... 285 285
1615005.PS.FTS.B, 20.1%, 8/13/24 ..... 2,147 347
1608406.PS.FTS.B, 18.11%, 8/15/24 .... 2,824 2,810
1615146.PS.FTS.B, 20.8%, 8/15/24 ..... 424 153
1606436.PS.FTS.B, 28.64%, 8/17/24 .... 791 801
1610068.PS.FTS.B, 20%, 8/22/24 ....... 730 731
1618998.PS.FTS.B, 12.79%, 8/23/24 .... 4,585 4,563
1620645.PS.FTS.B, 16.6%, 8/25/24 ..... 824 823
1614574.PS.FTS.B, 27.56%, 8/26/24 .... 1,925 1,943
1615534.PS.FTS.B, 15.9%, 8/27/24 ..... 387 388
1611857.PS.FTS.B, 16.4%, 8/27/24 ..... 1,019 1,019
1610723.PS.FTS.B, 16.9%, 9/03/24 ..... 1,111 1,110
1606394.PS.FTS.B, 20.9%, 9/15/24 ..... 1,473 1,475
1633506.PS.FTS.B, 12.2%, 9/20/24 ..... 1,937 1,929
1612025.PS.FTS.B, 15.6%, 9/20/24 ..... 491 491
1623956.PS.FTS.B, 12.3%, 9/21/24 ..... 1,018 1,015
1634463.PS.FTS.B, 13.05%, 9/21/24 .... 326 325
1623944.PS.FTS.B, 13.36%, 9/21/24 .... 2,782 2,771
1634439.PS.FTS.B, 16.57%, 9/21/24 .... 849 849
1627600.PS.FTS.B, 18.41%, 9/21/24 .... 1,317 1,316
1635159.PS.FTS.B, 11.89%, 9/22/24 .... 2,893 2,875
1635147.PS.FTS.B, 16%, 9/22/24 ....... 2,031 2,060
1624508.PS.FTS.B, 18.41%, 9/22/24 .... 867 868
1625753.PS.FTS.B, 14.7%, 9/24/24 ..... 980 980
1618596.PS.FTS.B, 14.7%, 9/27/24 ..... 2,432 98
1630810.PS.FTS.B, 14.79%, 9/27/24 .... 4,962 4,973
1637601.PS.FTS.B, 15.4%, 9/27/24 ..... 4,972 4,982
1630930.PS.FTS.B, 13.2%, 9/28/24 ..... 829 825
1631206.PS.FTS.B, 13.66%, 9/28/24 .... 1,176 1,173
1638273.PS.FTS.B, 16.43%, 9/28/24 .... 1,314 1,317
1627844.PS.FTS.B, 16.61%, 9/28/24 .... 1,013 1,015
1632436.PS.FTS.B, 15%, 9/29/24 ....... 1,392 1,413
1624058.PS.FTS.B, 12.9%, 10/04/24 .... 2,004 1,988
1640814.PS.FTS.B, 13.87%, 10/04/24 ... 1,931 1,912
1645020.PS.FTS.B, 11.86%, 10/08/24 .... 2,888 2,857
1634696.PS.FTS.B, 13.66%, 10/08/24 ... 1,374 1,359
1627369.PS.FTS.B, 15.4%, 10/20/24 .... 8,235 393
1638691.PS.FTS.B, 11.6%, 10/26/24 .... 5,590 5,535
1645625.PS.FTS.B, 13.7%, 10/27/24 .... 2,277 2,262
1656237.PS.FTS.B, 13.68%, 10/28/24 ... 797 795
1649647.PS.FTS.B, 15.29%, 10/28/24 ... 2,549 2,543
1646081.PS.FTS.B, 16.43%, 10/28/24 ... 3,049 3,043
1649827.PS.FTS.B, 17%, 10/28/24 ...... 1,214 1,222
1646261.PS.FTS.B, 18.26%, 10/28/24 ... 6,603 6,587
1657158.PS.FTS.B, 10.8%, 10/29/24 .... 1,764 1,771
1657215.PS.FTS.B, 14.6%, 10/29/24 .... 377 381
1649938.PS.FTS.B, 15.4%, 10/29/24 .... 1,392 1,408
1650670.PS.FTS.B, 16.3%, 10/29/24 .... 468 478
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1647092.PS.FTS.B, 16.9%, 10/29/24 .... $ 8,251 $ 8,355
1647332.PS.FTS.B, 22.6%, 10/29/24 .... 501 516
1652014.PS.FTS.B, 13.36%, 11/02/24 .... 1,541 1,523
1648529.PS.FTS.B, 19.5%, 11/02/24 .... 473 470
1648733.PS.FTS.B, 21.2%, 11/02/24 .... 8,645 8,532
1651427.PS.FTS.B, 10.5%, 11/05/24 .... 659 652
1654330.PS.FTS.B, 11.4%, 11/05/24 ..... 1,109 1,097
1654084.PS.FTS.B, 13.4%, 11/05/24 .... 907 899
1651250.PS.FTS.B, 16.83%, 11/05/24 .... 2,823 2,816
1664829.PS.FTS.B, 12.95%, 11/08/24 .... 2,309 2,289
1658140.PS.FTS.B, 13.9%, 11/08/24 .... 1,173 1,161
1652381.PS.FTS.B, 18.9%, 11/08/24 .... 6,242 6,220
1652924.PS.FTS.B, 12.5%, 11/09/24 .... 3,368 3,334
1665921.PS.FTS.B, 13.4%, 11/09/24 .... 1,247 1,238
1665984.PS.FTS.B, 14.63%, 11/09/24 .... 3,996 3,956
1659139.PS.FTS.B, 18.41%, 11/09/24 .... 1,890 1,876
1654091.PS.FTS.B, 15.9%, 11/10/24 .... 1,806 1,788
1648630.PS.FTS.B, 22.6%, 11/10/24 .... 1,170 1,184
1655651.PS.FTS.B, 12.87%, 11/15/24 .... 769 –
1662703.PS.FTS.B, 16%, 11/15/24 ...... 2,342 2,330
1663073.PS.FTS.B, 18.41%, 11/29/24 .... 1,357 1,377
1651826.PS.FTS.B, 11.7%, 12/02/24 .... 3,944 3,888
1672970.PS.FTS.B, 13.5%, 12/15/24 .... 2,324 2,299
1685973.PS.FTS.B, 16%, 12/15/24 ...... 1,856 1,842
1686549.PS.FTS.B, 13%, 12/16/24 ...... 2,312 2,288
1674656.PS.FTS.B, 10.89%, 12/17/24 ... 3,767 3,729
1680451.PS.FTS.B, 12.3%, 12/17/24 .... 465 460
1685280.PS.FTS.B, 12.3%, 12/17/24 .... 4,594 4,535
1674668.PS.FTS.B, 12.65%, 12/17/24 ... 2,559 2,533
1674647.PS.FTS.B, 13.1%, 12/17/24 .... 2,299 2,283
1680760.PS.FTS.B, 19.91%, 12/17/24 ... 552 553
1685979.PS.FTS.B, 13.7%, 12/18/24 .... 2,600 2,574
1651004.PS.FTS.B, 16.6%, 12/18/24 .... 3,363 3,319
1672952.PS.FTS.B, 12%, 12/20/24 ...... 718 708
1687806.PS.FTS.B, 14.7%, 12/31/24 .... 4,488 4,439
1692690.PS.FTS.B, 19.1%, 1/02/25 ..... 921 917
1630058.PS.FTS.B, 19.3%, 1/16/25 ..... 1,464 1,453
1603442.PS.FTS.B, 18.2%, 7/20/25 ..... 3,505 3,454
1652180.PS.FTS.B, 12.1%, 8/08/25 ..... 12,192 11,811
1672340.PS.FTS.B, 15.1%, 11/14/25 .... 9,839 9,605
1613481.PS.FTS.B, 19.78%, 8/11/26 .... 8,820 8,861
1604105.PS.FTS.B, 13.74%, 8/12/26 .... 16,551 16,160
1614300.PS.FTS.B, 13.8%, 8/12/26 ..... 12,141 11,900
1613874.PS.FTS.B, 15.2%, 8/12/26 ..... 5,606 5,494
1614306.PS.FTS.B, 18.5%, 8/12/26 ..... 11,608 11,670
1613892.PS.FTS.B, 19.18%, 8/12/26 .... 3,739 3,767
1603802.PS.FTS.B, 20.3%, 8/12/26 ..... 5,911 5,940
1603823.PS.FTS.B, 28.4%, 8/12/26 ..... 1,275 1,312
1607647.PS.FTS.B, 15%, 8/13/26 ....... 4,475 4,388
1615164.PS.FTS.B, 17%, 8/13/26 ....... 5,898 5,925
1614735.PS.FTS.B, 18.73%, 8/13/26 .... 6,981 6,840
1607977.PS.FTS.B, 25.48%, 8/13/26 .... 2,795 2,880
1604924.PS.FTS.B, 28.4%, 8/13/26 ..... 4,114 4,245
1605023.PS.FTS.B, 14.2%, 8/16/26 ..... 11,420 9,368
1608526.PS.FTS.B, 19.78%, 8/16/26 .... 4,704 4,737
1604936.PS.FTS.B, 25%, 8/16/26 ....... 1,241 1,278
1616271.PS.FTS.B, 12.5%, 8/17/26 ..... 6,530 6,383
1609138.PS.FTS.B, 16.18%, 8/17/26 .... 8,502 8,308

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1609525.PS.FTS.B, 17%, 8/17/26 ....... $ 4,639 $ 643
1611388.PS.FTS.B, 15.8%, 8/19/26 ..... 14,273 14,040
1608397.PS.FTS.B, 20.3%, 8/21/26 ..... 4,988 5,017
1612375.PS.FTS.B, 14.29%, 8/23/26 .... 5,551 5,461
1609286.PS.FTS.B, 15.2%, 8/23/26 ..... 1,155 1,140
1610333.PS.FTS.B, 14.39%, 8/24/26 .... 2,223 2,187
1620525.PS.FTS.B, 16.4%, 8/24/26 ..... 3,407 3,352
1606978.PS.FTS.B, 13.3%, 8/25/26 ..... 7,325 7,163
1606780.PS.FTS.B, 29.08%, 8/25/26 .... 4,626 4,750
1622217.PS.FTS.B, 16.7%, 8/27/26 ..... 3,464 3,417
1604606.PS.FTS.B, 29.74%, 9/07/26 .... 6,823 7,017
1605623.PS.FTS.B, 16.64%, 9/15/26 .... 7,139 6,995
1625707.PS.FTS.B, 11.7%, 9/16/26 ..... 13,956 13,653
1626049.PS.FTS.B, 15.18%, 9/17/26 .... 14,129 13,813
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 20,853 20,440
1632897.PS.FTS.B, 18.48%, 9/17/26 .... 11,925 12,038
1627039.PS.FTS.B, 12.7%, 9/20/26 ..... 2,247 2,199
1627618.PS.FTS.B, 11.79%, 9/21/26 .... 6,119 5,989
1634841.PS.FTS.B, 11.79%, 9/21/26 .... 6,675 6,533
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 3,924 3,841
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 6,166 6,037
1635732.PS.FTS.B, 12.7%, 9/23/26 ..... 7,303 7,150
1635660.PS.FTS.B, 12.87%, 9/23/26 .... 5,628 5,510
1625255.PS.FTS.B, 13.2%, 9/23/26 ..... 4,518 4,424
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 6,383 6,252
1629340.PS.FTS.B, 12.9%, 9/24/26 ..... 4,349 553
1634442.PS.FTS.B, 13.93%, 9/26/26 .... 5,576 5,450
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 8,677 8,503
1630462.PS.FTS.B, 13.5%, 9/27/26 ..... 156 155
1630438.PS.FTS.B, 15.29%, 9/27/26 .... 5,936 5,852
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 7,166 7,065
1628431.PS.FTS.B, 16.64%, 9/30/26 .... 6,962 6,826
1627061.PS.FTS.B, 19.5%, 10/01/26 .... 15,202 15,377
1636347.PS.FTS.B, 12.9%, 10/17/26 .... 14,878 14,528
1624733.PS.FTS.B, 16.33%, 10/17/26 ... 3,987 3,910
1648981.PS.FTS.B, 10.7%, 10/27/26 .... 15,112 14,761
1645613.PS.FTS.B, 12.62%, 10/27/26 ... 8,021 7,839
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 20,832 20,360
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 3,603 3,540
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 1,219 1,197
1645256.PS.FTS.B, 16.33%, 10/27/26 ... 4,929 4,841
1645280.PS.FTS.B, 18.78%, 10/27/26 ... 13,567 3,429
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 4,651 4,547
1649530.PS.FTS.B, 13.5%, 10/28/26 .... 4,211 4,139
1649821.PS.FTS.B, 13.66%, 10/28/26 ... 5,524 5,415
1649653.PS.FTS.B, 14.7%, 10/28/26 .... 4,064 3,993
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 3,653 3,590
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 12,341 12,125
1656207.PS.FTS.B, 23.64%, 10/28/26 ... 16,395 16,926
1646984.PS.FTS.B, 10.08%, 10/29/26 ... 6,946 6,857
1657014.PS.FTS.B, 10.5%, 10/29/26 .... 20,347 20,093
1650649.PS.FTS.B, 13.8%, 10/29/26 .... 4,786 4,773
1657059.PS.FTS.B, 17%, 10/29/26 ...... 9,920 10,169
1646327.PS.FTS.B, 13.8%, 10/31/26 .... 12,046 11,817
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 9,015 8,786
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 8,624 8,387
1649888.PS.FTS.B, 11.2%, 11/03/26 ..... 14,051 13,667
1651424.PS.FTS.B, 10.8%, 11/05/26 .... 6,997 6,809
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1651418.PS.FTS.B, 11.6%, 11/05/26 ..... $ 1,176 $ 1,144
1650998.PS.FTS.B, 12.7%, 11/05/26 .... 8,917 8,675
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 15,466 15,087
1654327.PS.FTS.B, 22.55%, 11/05/26 .... 5,256 5,384
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 3,358 3,279
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 14,927 14,576
1653053.PS.FTS.B, 11.55%, 11/09/26 .... 4,113 4,006
1665906.PS.FTS.B, 11.7%, 11/09/26 ..... 4,708 4,585
1652894.PS.FTS.B, 12.7%, 11/09/26 .... 5,512 5,369
1658878.PS.FTS.B, 12.98%, 11/09/26 .... 14,903 14,512
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 8,528 8,333
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 7,689 7,710
1659562.PS.FTS.B, 26.43%, 11/09/26 .... 10,090 10,378
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 5,890 5,738
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 10,592 10,322
1659238.PS.FTS.B, 10.8%, 11/15/26 .... 4,383 4,263
1656380.PS.FTS.B, 10.9%, 11/15/26 .... 4,663 4,548
1658161.PS.FTS.B, 13.3%, 11/15/26 .... 5,112 4,985
1653980.PS.FTS.B, 13.7%, 11/15/26 .... 9,071 8,851
1653277.PS.FTS.B, 13.8%, 11/16/26 .... 14,556 14,174
1654759.PS.FTS.B, 11.89%, 11/19/26 .... 2,984 2,899
1660438.PS.FTS.B, 16%, 11/19/26 ...... 3,098 3,099
1672608.PS.FTS.B, 16%, 11/19/26 ...... 3,684 3,712
1665885.PS.FTS.B, 13.7%, 11/20/26 .... 15,539 15,158
1645619.PS.FTS.B, 18.78%, 11/20/26 .... 8,421 8,467
1651010.PS.FTS.B, 10.8%, 11/21/26 .... 8,727 8,493
1659142.PS.FTS.B, 14.6%, 11/21/26 .... 4,902 4,781
1667304.PS.FTS.B, 13.48%, 12/10/26 ... 21,920 21,288
1672670.PS.FTS.B, 12%, 12/14/26 ...... 4,246 4,129
1672667.PS.FTS.B, 18.78%, 12/14/26 ... 7,624 7,618
1685589.PS.FTS.B, 22.8%, 12/14/26 .... 5,865 5,957
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 12,500 12,192
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 12,520 12,211
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 6,978 7,161
1680172.PS.FTS.B, 13.4%, 12/16/26 .... 7,379 7,201
1680709.PS.FTS.B, 10.5%, 12/17/26 .... 11,953 11,631
1687677.PS.FTS.B, 18.4%, 12/17/26 .... 12,879 12,889
1674683.PS.FTS.B, 19%, 12/17/26 ...... 5,179 5,183
1680733.PS.FTS.B, 26.5%, 12/17/26 .... 5,526 5,682
1681081.PS.FTS.B, 11.33%, 12/20/26 .... 5,743 5,591
1681270.PS.FTS.B, 13.08%, 12/20/26 ... 4,291 4,177
1681027.PS.FTS.B, 25.9%, 12/20/26 .... 3,822 3,931
1677662.PS.FTS.B, 18.25%, 12/2 3/26 ... 14,148 14,202
1608338.PS.FTS.B, 15.5%, 2/20/27 ..... 6,685 6,503
1659106.PS.FTS.B, 22.55%, 5/09/27 .... 5,961 2,603
1656341.PS.FTS.B, 15.29%, 6/09/27 .... 11,288 10,940
1687065.PS.FTS.B, 16.4%, 6/16/27 ..... 13,694 11,205
1624370.PS.FTS.B, 16.18%, 8/21/27 .... 10,131 4,497
1630162.PS.FTS.B, 16.33%, 8/22/27 .... 19,103 18,392
1661409.PS.FTS.B, 21.18%, 10/05/27 ... 6,365 2,634
1668165.PS.FTS.B, 22.6%, 10/12/27 .... 3,558 3,642
1,163,033
Upgrade, Inc.
23553668.UG.FTS.B, 29.69%, 10/15/24 .. 2,128 2,204
23546722.UG.FTS.B, 29.69%, 10/22/24 .. 3,197 3,318
23816823.UG.FTS.B, 25.82%, 10/24/24 .. 2,494 2,571
23793303.UG.FTS.B, 27.74%, 11/05/24 .. 7,695 8,053

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. (continued)
24174311.UG.FTS.B, 29.69%, 11/05/24 .. $ 22,146 $ 1,724
24254995.UG.FTS.B, 29.69%, 11/14/24 .. 10,561 11,210
24485661.UG.FTS.B, 29.69%, 11/18/24 .. 10,112 10,733
24677388.UG.FTS.B, 29.69%, 12/06/24 .. 4,940 5,219
24909623.UG.FTS.B, 27.74%, 12/08/24 .. 21,013 17,621
24672526.UG.FTS.B, 29.69%, 12/11/24 .. 8,465 1,318
25312483.UG.FTS.B, 29.69%, 12/18/24 .. 6,374 6,770
24959142.UG.FTS.B, 29.69%, 12/20/24 .. 10,629 9,119
25843226.UG.FTS.B, 28.99%, 1/07/25 ... 5,460 5,689
24789598.UG.FTS.B, 25.26%, 11/27/27 .. 103 103
85,652
Upgrade, Inc. - Card
991232706.UG.FTS.B, 21.98%, 5/13/24 .. 33 13
991026911.UG.FTS.B, 28.98%, 6/09/24 .. 9 8
991115770.UG.FTS.B, 19.8%, 6/17/24 ... 10 10
991200208.UG.FTS.B, 28.48%, 6/18/24 .. 7 7
991067743.UG.FTS.B, 28.48%, 7/15/24 .. 25 26
991285666.UG.FTS.B, 29.49%, 7/17/24 .. 7 7
991297615.UG.FTS.B, 29.49%, 7/18/24 .. 28 29
991291326.UG.FTS.B, 21.46%, 7/22/24 .. 17 17
991159214.UG.FTS.B, 29.49%, 7/26/24 .. 19 20
991167434.UG.FTS.B, 29.48%, 8/29/24 .. 108 109
991216248.UG.FTS.B, 19.3%, 9/26/24 ... 50 50
991255753.UG.FTS.B, 14.47%, 10/12/24 . 33 33
990928675.UG.FTS.B, 29.49%, 10/19/24 . 48 1
991217199.UG.FTS.B, 29.49%, 10/21/24 . 21 19
991255614.UG.FTS.B, 29.49%, 10/21/24 . 21 22
991195046.UG.FTS.B, 20.46%, 10/24/24 . 24 24
991155738.UG.FTS.B, 29.49%, 10/24/24 . 39 3
991029860.UG.FTS.B, 16.99%, 11/08/24 . 318 318
991020888.UG.FTS.B, 19.8%, 11/08/24 .. 789 –
991010233.UG.FTS.B, 19.99%, 11/08/24 . 47 26
991025022.UG.FTS.B, 20.46%, 11/08/24 . 73 74
991043299.UG.FTS.B, 20.46%, 11/08/24 . 236 84
991008862.UG.FTS.B, 22.97%, 11/08/24 . 251 253
991015963.UG.FTS.B, 28.98%, 11/08/24 . 55 55
991044464.UG.FTS.B, 28.98%, 11/08/24 . 16 16
991049421.UG.FTS.B, 28.98%, 11/08/24 . 20 20
991062658.UG.FTS.B, 28.98%, 11/08/24 . 138 139
991089676.UG.FTS.B, 28.98%, 11/08/24 . 568 566
991188631.UG.FTS.B, 28.98%, 11/08/24 . 77 77
991009200.UG.FTS.B, 29.49%, 11/08/24 . 91 93
991009218.UG.FTS.B, 29.49%, 11/08/24 . 86 6
991009403.UG.FTS.B, 29.49%, 11/08/24 . 5 5
991011019.UG.FTS.B, 29.49%, 11/08/24 . 33 33
991011039.UG.FTS.B, 29.49%, 11/08/24 . 406 417
991016135.UG.FTS.B, 29.49%, 11/08/24 . 147 148
991016360.UG.FTS.B, 29.49%, 11/08/24 . 121 124
991051891.UG.FTS.B, 29.49%, 11/08/24 . 183 186
991065536.UG.FTS.B, 29.49%, 11/08/24 . 45 46
991089599.UG.FTS.B, 29.49%, 11/08/24 . 572 578
991200927.UG.FTS.B, 29.49%, 11/08/24 . 88 89
991039862.UG.FTS.B, 14.98%, 11/09/24 . 310 312
991032070.UG.FTS.B, 16.99%, 11/09/24 . 78 79
991037178.UG.FTS.B, 16.99%, 11/09/24 . 176 179
991043832.UG.FTS.B, 17.99%, 11/09/24 . 14 14
991104757.UG.FTS.B, 19.21%, 11/09/24 . 99 99
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991017861.UG.FTS.B, 19.8%, 11/09/24 .. $ 35 $ 35
991213119.UG.FTS.B, 19.99%, 11/09/24 . 37 37
991214327.UG.FTS.B, 21.98%, 11/09/24 . 71 72
991015386.UG.FTS.B, 22.97%, 11/09/24 . 124 124
991207204.UG.FTS.B, 27.99%, 11/09/24 . 30 30
991021150.UG.FTS.B, 28.98%, 11/09/24 . 96 99
991024150.UG.FTS.B, 28.98%, 11/09/24 . 174 177
991024317.UG.FTS.B, 28.98%, 11/09/24 . 77 77
991024437.UG.FTS.B, 28.98%, 11/09/24 . 191 195
991036639.UG.FTS.B, 28.98%, 11/09/24 . 143 145
991050918.UG.FTS.B, 28.98%, 11/09/24 . 211 217
991066590.UG.FTS.B, 28.98%, 11/09/24 . 172 175
991109146.UG.FTS.B, 28.98%, 11/09/24 . 167 168
991175878.UG.FTS.B, 28.98%, 11/09/24 . 21 21
991213946.UG.FTS.B, 28.98%, 11/09/24 . 40 40
991016307.UG.FTS.B, 29.49%, 11/09/24 . 99 102
991017635.UG.FTS.B, 29.49%, 11/09/24 . 41 41
991032461.UG.FTS.B, 29.49%, 11/09/24 . 73 75
991033194.UG.FTS.B, 29.49%, 11/09/24 . 12 1
991055838.UG.FTS.B, 29.49%, 11/09/24 . 5 5
991057649.UG.FTS.B, 29.49%, 11/09/24 . 129 9
991075118.UG.FTS.B, 29.49%, 11/09/24 . 711 251
991076041.UG.FTS.B, 29.49%, 11/09/24 . 96 15
991088136.UG.FTS.B, 29.49%, 11/09/24 . 41 41
991139880.UG.FTS.B, 29.49%, 11/09/24 . 76 78
991171418.UG.FTS.B, 29.49%, 11/09/24 . 55 56
991215398.UG.FTS.B, 29.49%, 11/09/24 . 97 99
991065102.UG.FTS.B, 15.97%, 11/10/24 . 149 150
991129317.UG.FTS.B, 15.97%, 11/10/24 . 944 949
991171941.UG.FTS.B, 15.97%, 11/10/24 . 843 846
991022677.UG.FTS.B, 18.97%, 11/10/24 . 216 218
991224324.UG.FTS.B, 18.97%, 11/10/24 . 169 169
991034507.UG.FTS.B, 19.8%, 11/10/24 .. 1,601 1,622
991020976.UG.FTS.B, 19.99%, 11/10/24 . 147 150
991234666.UG.FTS.B, 20.46%, 11/10/24 . 26 26
991072869.UG.FTS.B, 21.46%, 11/10/24 . 30 6
991216720.UG.FTS.B, 21.46%, 11/10/24 . 2,967 3,011
991023237.UG.FTS.B, 21.97%, 11/10/24 . 92 37
991026806.UG.FTS.B, 21.98%, 11/10/24 . 50 50
991036128.UG.FTS.B, 21.98%, 11/10/24 . 11 11
991055480.UG.FTS.B, 27.99%, 11/10/24 . 53 55
991020520.UG.FTS.B, 28.98%, 11/10/24 . 56 56
991021327.UG.FTS.B, 28.98%, 11/10/24 . 64 65
991022344.UG.FTS.B, 28.98%, 11/10/24 . 130 130
991022916.UG.FTS.B, 28.98%, 11/10/24 . 79 80
991033626.UG.FTS.B, 28.98%, 11/10/24 . 44 46
991103426.UG.FTS.B, 28.98%, 11/10/24 . 44 45
991130087.UG.FTS.B, 28.98%, 11/10/24 . 67 69
991203709.UG.FTS.B, 28.98%, 11/10/24 . 37 38
991203855.UG.FTS.B, 28.98%, 11/10/24 . 84 86
991023261.UG.FTS.B, 29.49%, 11/10/24 . 215 105
991030343.UG.FTS.B, 29.49%, 11/10/24 . 208 213
991054015.UG.FTS.B, 29.49%, 11/10/24 . 333 23
991056370.UG.FTS.B, 29.49%, 11/10/24 . 22 23
991100707.UG.FTS.B, 29.49%, 11/10/24 . 129 133
991160546.UG.FTS.B, 29.49%, 11/10/24 . 214 216
991207636.UG.FTS.B, 29.49%, 11/10/24 . 226 13
991042328.UG.FTS.B, 14.98%, 11/11/24 . 323 328

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991080741.UG.FTS.B, 15.97%, 11/11/24 . $ 352 $ 357
991065340.UG.FTS.B, 16.99%, 11/11/24 . 10 10
991225418.UG.FTS.B, 16.99%, 11/11/24 . 228 229
991033893.UG.FTS.B, 17.97%, 11/11/24 . 129 129
991033250.UG.FTS.B, 17.99%, 11/11/24 . 174 175
991079063.UG.FTS.B, 17.99%, 11/11/24 . 56 56
991099988.UG.FTS.B, 17.99%, 11/11/24 . 42 41
991104909.UG.FTS.B, 18.97%, 11/11/24 .. 180 180
991148541.UG.FTS.B, 18.97%, 11/11/24 .. 114 17
991031272.UG.FTS.B, 19.21%, 11/11/24 . 307 311
991069631.UG.FTS.B, 19.21%, 11/11/24 . 29 30
991095162.UG.FTS.B, 19.46%, 11/11/24 . 527 531
991030105.UG.FTS.B, 19.8%, 11/11/24 .. 29 6
991135236.UG.FTS.B, 19.8%, 11/11/24 ... 471 479
991182015.UG.FTS.B, 19.8%, 11/11/24 ... 9 9
991030107.UG.FTS.B, 19.99%, 11/11/24 . 498 508
991030291.UG.FTS.B, 19.99%, 11/11/24 . 304 312
991035914.UG.FTS.B, 19.99%, 11/11/24 . 93 95
991105048.UG.FTS.B, 19.99%, 11/11/24 .. 44 45
991115949.UG.FTS.B, 19.99%, 11/11/24 .. 60 61
991134848.UG.FTS.B, 19.99%, 11/11/24 .. 177 25
991148839.UG.FTS.B, 19.99%, 11/11/24 .. 238 244
991174012.UG.FTS.B, 19.99%, 11/11/24 .. 101 104
991181923.UG.FTS.B, 19.99%, 11/11/24 .. 277 283
991034527.UG.FTS.B, 20.46%, 11/11/24 . 490 499
991063618.UG.FTS.B, 20.46%, 11/11/24 . 273 19
991149259.UG.FTS.B, 20.46%, 11/11/24 .. 490 498
991029731.UG.FTS.B, 20.97%, 11/11/24 . 646 658
991090708.UG.FTS.B, 20.97%, 11/11/24 . 87 87
991126570.UG.FTS.B, 20.97%, 11/11/24 .. 472 481
991166977.UG.FTS.B, 20.97%, 11/11/24 .. 220 32
991139420.UG.FTS.B, 21.46%, 11/11/24 .. 97 98
991141383.UG.FTS.B, 21.46%, 11/11/24 .. 74 75
991026361.UG.FTS.B, 21.98%, 11/11/24 . 247 248
991187665.UG.FTS.B, 21.98%, 11/11/24 .. 114 116
991217106.UG.FTS.B, 21.98%, 11/11/24 . 116 118
991125236.UG.FTS.B, 22.48%, 11/11/24 .. 143 142
991058286.UG.FTS.B, 22.95%, 11/11/24 . 329 334
991080911.UG.FTS.B, 25.95%, 11/11/24 .. 148 151
991029732.UG.FTS.B, 27.99%, 11/11/24 . 1,059 1,090
991048527.UG.FTS.B, 27.99%, 11/11/24 . 187 193
991024878.UG.FTS.B, 28.98%, 11/11/24 . 169 173
991026090.UG.FTS.B, 28.98%, 11/11/24 . 39 39
991032710.UG.FTS.B, 28.98%, 11/11/24 . 37 37
991033906.UG.FTS.B, 28.98%, 11/11/24 . 39 39
991034495.UG.FTS.B, 28.98%, 11/11/24 . 47 49
991036245.UG.FTS.B, 28.98%, 11/11/24 . 31 32
991036674.UG.FTS.B, 28.98%, 11/11/24 . 32 32
991040917.UG.FTS.B, 28.98%, 11/11/24 . 42 43
991044613.UG.FTS.B, 28.98%, 11/11/24 . 156 159
991045675.UG.FTS.B, 28.98%, 11/11/24 . 17 17
991047937.UG.FTS.B, 28.98%, 11/11/24 . 80 81
991049893.UG.FTS.B, 28.98%, 11/11/24 . 48 49
991052684.UG.FTS.B, 28.98%, 11/11/24 . 58 59
991053400.UG.FTS.B, 28.98%, 11/11/24 . 436 446
991057928.UG.FTS.B, 28.98%, 11/11/24 . 293 20
991059607.UG.FTS.B, 28.98%, 11/11/24 . 105 108
991062449.UG.FTS.B, 28.98%, 11/11/24 . 48 49
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991062713.UG.FTS.B, 28.98%, 11/11/24 . $ 38 $ 38
991071859.UG.FTS.B, 28.98%, 11/11/24 . 69 70
991076272.UG.FTS.B, 28.98%, 11/11/24 . 107 109
991078682.UG.FTS.B, 28.98%, 11/11/24 . 396 407
991079069.UG.FTS.B, 28.98%, 11/11/24 . 1 1
991080796.UG.FTS.B, 28.98%, 11/11/24 . 145 149
991085565.UG.FTS.B, 28.98%, 11/11/24 . 44 45
991087454.UG.FTS.B, 28.98%, 11/11/24 . 64 66
991091995.UG.FTS.B, 28.98%, 11/11/24 . 14 13
991120675.UG.FTS.B, 28.98%, 11/11/24 .. 127 130
991132831.UG.FTS.B, 28.98%, 11/11/24 .. 85 85
991144617.UG.FTS.B, 28.98%, 11/11/24 .. 43 43
991149570.UG.FTS.B, 28.98%, 11/11/24 .. 160 164
991151147.UG.FTS.B, 28.98%, 11/11/24 .. 434 439
991167851.UG.FTS.B, 28.98%, 11/11/24 .. 60 22
991171156.UG.FTS.B, 28.98%, 11/11/24 .. 25 25
991182117.UG.FTS.B, 28.98%, 11/11/24 .. 65 66
991197445.UG.FTS.B, 28.98%, 11/11/24 .. 843 861
991214495.UG.FTS.B, 28.98%, 11/11/24 . 100 102
991024882.UG.FTS.B, 29.49%, 11/11/24 . 70 71
991026021.UG.FTS.B, 29.49%, 11/11/24 . 199 205
991026664.UG.FTS.B, 29.49%, 11/11/24 . 91 93
991029636.UG.FTS.B, 29.49%, 11/11/24 . 398 409
991030862.UG.FTS.B, 29.49%, 11/11/24 . 326 340
991031493.UG.FTS.B, 29.49%, 11/11/24 . 99 7
991032433.UG.FTS.B, 29.49%, 11/11/24 . 28 28
991039519.UG.FTS.B, 29.49%, 11/11/24 . 27 27
991039534.UG.FTS.B, 29.49%, 11/11/24 . 174 178
991044948.UG.FTS.B, 29.49%, 11/11/24 . 51 52
991046828.UG.FTS.B, 29.49%, 11/11/24 . 46 47
991048668.UG.FTS.B, 29.49%, 11/11/24 . 717 739
991051905.UG.FTS.B, 29.49%, 11/11/24 . 85 85
991057411.UG.FTS.B, 29.49%, 11/11/24 .. 25 25
991062394.UG.FTS.B, 29.49%, 11/11/24 . 244 247
991062748.UG.FTS.B, 29.49%, 11/11/24 . 173 178
991063512.UG.FTS.B, 29.49%, 11/11/24 . 609 623
991069527.UG.FTS.B, 29.49%, 11/11/24 . 99 100
991070297.UG.FTS.B, 29.49%, 11/11/24 . 5 5
991074770.UG.FTS.B, 29.49%, 11/11/24 . 66 66
991079129.UG.FTS.B, 29.49%, 11/11/24 . 17 6
991081273.UG.FTS.B, 29.49%, 11/11/24 . 51 53
991084245.UG.FTS.B, 29.49%, 11/11/24 . 18 18
991086224.UG.FTS.B, 29.49%, 11/11/24 . 37 38
991087089.UG.FTS.B, 29.49%, 11/11/24 . 162 167
991089870.UG.FTS.B, 29.49%, 11/11/24 . 199 202
991091062.UG.FTS.B, 29.49%, 11/11/24 . 125 9
991092922.UG.FTS.B, 29.49%, 11/11/24 . 58 58
991097673.UG.FTS.B, 29.49%, 11/11/24 . 39 15
991102456.UG.FTS.B, 29.49%, 11/11/24 .. 243 249
991105795.UG.FTS.B, 29.49%, 11/11/24 .. 194 52
991113486.UG.FTS.B, 29.49%, 11/11/24 .. 50 51
991113621.UG.FTS.B, 29.49%, 11/11/24 .. 292 121
991115785.UG.FTS.B, 29.49%, 11/11/24 .. 715 51
991120196.UG.FTS.B, 29.49%, 11/11/24 .. 51 53
991120336.UG.FTS.B, 29.49%, 11/11/24 .. 135 139
991121030.UG.FTS.B, 29.49%, 11/11/24 .. 102 40
991128140.UG.FTS.B, 29.49%, 11/11/24 .. 51 53
991138007.UG.FTS.B, 29.49%, 11/11/24 .. 39 39

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991152299.UG.FTS.B, 29.49%, 11/11/24 .. $ 42 $ 42
991161751.UG.FTS.B, 29.49%, 11/11/24 .. 67 69
991162321.UG.FTS.B, 29.49%, 11/11/24 .. 29 30
991166506.UG.FTS.B, 29.49%, 11/11/24 .. 40 40
991169853.UG.FTS.B, 29.49%, 11/11/24 .. 51 52
991191286.UG.FTS.B, 29.49%, 11/11/24 .. 47 48
991192289.UG.FTS.B, 29.49%, 11/11/24 .. 8 8
991197313.UG.FTS.B, 29.49%, 11/11/24 .. 68 70
991217280.UG.FTS.B, 29.49%, 11/11/24 . 270 277
991042459.UG.FTS.B, 14%, 11/12/24 .... 2,286 2,303
991036968.UG.FTS.B, 14.97%, 11/12/24 . 1,209 1,217
991036334.UG.FTS.B, 14.98%, 11/12/24 . 42 42
991043719.UG.FTS.B, 14.98%, 11/12/24 . 243 245
991036209.UG.FTS.B, 15%, 11/12/24 .... 1,538 1,548
991049725.UG.FTS.B, 15.97%, 11/12/24 . 161 161
991042437.UG.FTS.B, 15.99%, 11/12/24 . 1,161 1,169
991130973.UG.FTS.B, 15.99%, 11/12/24 . 1,280 1,289
991035103.UG.FTS.B, 16.99%, 11/12/24 . 250 250
991214646.UG.FTS.B, 16.99%, 11/12/24 . 348 127
991039148.UG.FTS.B, 17.97%, 11/12/24 . 2,894 1,036
991041313.UG.FTS.B, 17.97%, 11/12/24 . 284 283
991034794.UG.FTS.B, 17.99%, 11/12/24 . 120 120
991217835.UG.FTS.B, 17.99%, 11/12/24 . 237 238
991038677.UG.FTS.B, 18.21%, 11/12/24 . 1,696 1,710
991034560.UG.FTS.B, 18.97%, 11/12/24 . 73 74
991036429.UG.FTS.B, 18.97%, 11/12/24 . 161 162
991038296.UG.FTS.B, 18.97%, 11/12/24 . 77 77
991043248.UG.FTS.B, 18.97%, 11/12/24 . 53 54
991043614.UG.FTS.B, 18.97%, 11/12/24 . 225 227
991046047.UG.FTS.B, 18.97%, 11/12/24 . 113 114
991135510.UG.FTS.B, 18.97%, 11/12/24 . 145 146
991149515.UG.FTS.B, 18.97%, 11/12/24 . 145 145
991039912.UG.FTS.B, 19.21%, 11/12/24 . 78 78
991043544.UG.FTS.B, 19.21%, 11/12/24 . 6 6
991055412.UG.FTS.B, 19.21%, 11/12/24 . 748 755
991077162.UG.FTS.B, 19.21%, 11/12/24 . 132 132
991039753.UG.FTS.B, 19.8%, 11/12/24 .. 202 204
991196590.UG.FTS.B, 19.8%, 11/12/24 .. 73 73
991032173.UG.FTS.B, 20.46%, 11/12/24 . 82 82
991040953.UG.FTS.B, 20.46%, 11/12/24 . 315 318
991042127.UG.FTS.B, 20.46%, 11/12/24 . 476 481
991067392.UG.FTS.B, 20.46%, 11/12/24 . 1 1
991085590.UG.FTS.B, 20.46%, 11/12/24 . 242 244
991094480.UG.FTS.B, 20.46%, 11/12/24 . 98 99
991129109.UG.FTS.B, 20.46%, 11/12/24 . 110 111
991163006.UG.FTS.B, 20.46%, 11/12/24 . 119 120
991176027.UG.FTS.B, 20.46%, 11/12/24 . 14 14
991194498.UG.FTS.B, 20.46%, 11/12/24 . 5 5
991032939.UG.FTS.B, 20.97%, 11/12/24 . 154 154
991039115.UG.FTS.B, 20.97%, 11/12/24 . 479 482
991106317.UG.FTS.B, 20.97%, 11/12/24 . 158 160
991047526.UG.FTS.B, 21.46%, 11/12/24 . 223 226
991057765.UG.FTS.B, 21.46%, 11/12/24 . 25 25
991086819.UG.FTS.B, 21.46%, 11/12/24 . 469 34
991130390.UG.FTS.B, 21.46%, 11/12/24 . 33 33
991149555.UG.FTS.B, 21.46%, 11/12/24 . 345 25
991154332.UG.FTS.B, 21.46%, 11/12/24 . 348 348
991166904.UG.FTS.B, 21.46%, 11/12/24 . 14 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991167965.UG.FTS.B, 21.46%, 11/12/24 . $ 490 $ 496
991046804.UG.FTS.B, 21.98%, 11/12/24 . 328 330
991121938.UG.FTS.B, 21.98%, 11/12/24 . 107 108
991131569.UG.FTS.B, 21.98%, 11/12/24 . 10 10
991224208.UG.FTS.B, 21.98%, 11/12/24 . 84 85
991039683.UG.FTS.B, 22.95%, 11/12/24 . 37 37
991222051.UG.FTS.B, 22.97%, 11/12/24 . 76 76
991103112.UG.FTS.B, 25.95%, 11/12/24 .. 191 193
991149520.UG.FTS.B, 25.95%, 11/12/24 . 259 263
991183694.UG.FTS.B, 25.95%, 11/12/24 . 47 47
991039659.UG.FTS.B, 26.94%, 11/12/24 . 33 33
991059570.UG.FTS.B, 26.94%, 11/12/24 . 77 78
991054425.UG.FTS.B, 18.97%, 11/13/24 . 57 57
991092009.UG.FTS.B, 18.97%, 11/13/24 . 430 429
991119492.UG.FTS.B, 18.97%, 11/13/24 .. 604 609
991053667.UG.FTS.B, 19.21%, 11/13/24 . 411 412
991148899.UG.FTS.B, 19.21%, 11/13/24 . 10 5
991044384.UG.FTS.B, 19.8%, 11/13/24 .. 284 –
991051776.UG.FTS.B, 19.8%, 11/13/24 .. 144 145
991070292.UG.FTS.B, 19.8%, 11/13/24 .. 249 251
991239015.UG.FTS.B, 19.8%, 11/13/24 .. 40 40
991059119.UG.FTS.B, 21.46%, 11/13/24 . 16 16
991094103.UG.FTS.B, 21.46%, 11/13/24 . 249 252
991043243.UG.FTS.B, 21.98%, 11/13/24 . 40 40
991078122.UG.FTS.B, 21.98%, 11/13/24 . 741 747
991073136.UG.FTS.B, 22.97%, 11/13/24 . 192 12
991084697.UG.FTS.B, 22.97%, 11/13/24 . 246 247
991120433.UG.FTS.B, 25.95%, 11/13/24 . 260 264
991176572.UG.FTS.B, 25.95%, 11/13/24 . 254 257
991165927.UG.FTS.B, 18.8%, 11/14/24 .. 49 3
991047941.UG.FTS.B, 18.97%, 11/14/24 . 119 120
991060835.UG.FTS.B, 18.97%, 11/14/24 . 105 106
991064005.UG.FTS.B, 18.97%, 11/14/24 . 124 124
991135967.UG.FTS.B, 18.97%, 11/14/24 . 301 304
991147340.UG.FTS.B, 18.97%, 11/14/24 . 1 1
991058880.UG.FTS.B, 19.21%, 11/14/24 . 57 57
991065337.UG.FTS.B, 19.21%, 11/14/24 . 24 24
991076720.UG.FTS.B, 19.21%, 11/14/24 . 12 12
991115058.UG.FTS.B, 19.21%, 11/14/24 .. 24 24
991230067.UG.FTS.B, 19.21%, 11/14/24 . 71 71
991186061.UG.FTS.B, 19.8%, 11/14/24 .. 116 117
991177227.UG.FTS.B, 20.46%, 11/14/24 . 41 41
991068021.UG.FTS.B, 20.97%, 11/14/24 . 34 34
991075171.UG.FTS.B, 20.97%, 11/14/24 . 543 80
991133151.UG.FTS.B, 20.97%, 11/14/24 . 226 226
991053215.UG.FTS.B, 21.46%, 11/14/24 . 70 –
991184898.UG.FTS.B, 21.46%, 11/14/24 . 412 415
991084216.UG.FTS.B, 21.98%, 11/14/24 . 284 287
991143542.UG.FTS.B, 21.98%, 11/14/24 . 36 36
991184091.UG.FTS.B, 22.97%, 11/14/24 . 128 129
991224639.UG.FTS.B, 22.97%, 11/14/24 . 102 102
991068096.UG.FTS.B, 26.94%, 11/14/24 . 102 –
991062678.UG.FTS.B, 18.97%, 11/15/24 . 45 45
991146941.UG.FTS.B, 18.97%, 11/15/24 . 43 43
991226714.UG.FTS.B, 18.97%, 11/15/24 . 312 314
991062012.UG.FTS.B, 19.21%, 11/15/24 . 34 34
991116196.UG.FTS.B, 19.21%, 11/15/24 .. 297 299
991159422.UG.FTS.B, 19.21%, 11/15/24 . 42 42

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991058435.UG.FTS.B, 19.8%, 11/15/24 .. $ 305 $ –
991060645.UG.FTS.B, 19.8%, 11/15/24 .. 106 107
991067501.UG.FTS.B, 20.46%, 11/15/24 . 62 63
991075795.UG.FTS.B, 20.46%, 11/15/24 . 15 15
991121275.UG.FTS.B, 20.46%, 11/15/24 . 1,473 1,488
991060260.UG.FTS.B, 20.97%, 11/15/24 . 373 377
991058892.UG.FTS.B, 21.46%, 11/15/24 . 340 344
991082388.UG.FTS.B, 21.46%, 11/15/24 . 7 7
991092471.UG.FTS.B, 21.46%, 11/15/24 . 88 14
991099369.UG.FTS.B, 21.46%, 11/15/24 . 97 16
991153690.UG.FTS.B, 21.46%, 11/15/24 . 20 20
991177667.UG.FTS.B, 21.46%, 11/15/24 . 51 51
991218740.UG.FTS.B, 21.46%, 11/15/24 . 60 60
991082558.UG.FTS.B, 21.98%, 11/15/24 . 95 96
991112513.UG.FTS.B, 22.97%, 11/15/24 .. 151 153
991218382.UG.FTS.B, 22.97%, 11/15/24 . 73 73
991118927.UG.FTS.B, 23.95%, 11/15/24 .. 103 37
991136525.UG.FTS.B, 29.49%, 11/15/24 . 1 1
991236091.UG.FTS.B, 19.21%, 11/16/24 . 26 26
991165568.UG.FTS.B, 19.8%, 11/16/24 .. 57 58
991060668.UG.FTS.B, 19.99%, 11/16/24 . 67 69
991077083.UG.FTS.B, 19.99%, 11/16/24 . 48 49
991075585.UG.FTS.B, 22.97%, 11/16/24 . 135 135
991060227.UG.FTS.B, 28.98%, 11/16/24 . 370 372
991061800.UG.FTS.B, 28.98%, 11/16/24 . 43 44
991078886.UG.FTS.B, 28.98%, 11/16/24 . 37 37
991093834.UG.FTS.B, 28.98%, 11/16/24 . 101 103
991112308.UG.FTS.B, 28.98%, 11/16/24 .. 55 56
991130100.UG.FTS.B, 28.98%, 11/16/24 . 233 233
991132906.UG.FTS.B, 28.98%, 11/16/24 . 61 62
991183042.UG.FTS.B, 28.98%, 11/16/24 . 115 42
991061934.UG.FTS.B, 29.49%, 11/16/24 . 227 231
991137323.UG.FTS.B, 29.49%, 11/16/24 . 307 312
991175491.UG.FTS.B, 29.49%, 11/16/24 . 20 20
991182164.UG.FTS.B, 29.49%, 11/16/24 . 95 97
991213983.UG.FTS.B, 29.49%, 11/16/24 . 73 75
991245774.UG.FTS.B, 29.49%, 11/16/24 . 141 144
991076389.UG.FTS.B, 19.21%, 11/17/24 . 134 135
991183019.UG.FTS.B, 19.8%, 11/17/24 .. 1,082 1,089
991065873.UG.FTS.B, 19.99%, 11/17/24 . 32 33
991275120.UG.FTS.B, 19.99%, 11/17/24 . 48 49
991232167.UG.FTS.B, 20.46%, 11/17/24 . 56 4
991087993.UG.FTS.B, 21.46%, 11/17/24 . 22 22
991092687.UG.FTS.B, 21.46%, 11/17/24 . 14 14
991102607.UG.FTS.B, 21.98%, 11/17/24 . 432 437
991122048.UG.FTS.B, 21.98%, 11/17/24 . 71 72
991090075.UG.FTS.B, 22.95%, 11/17/24 . 47 48
991079431.UG.FTS.B, 25.95%, 11/17/24 . 76 77
991065007.UG.FTS.B, 27.99%, 11/17/24 . 99 101
991065027.UG.FTS.B, 27.99%, 11/17/24 . 151 152
991067567.UG.FTS.B, 28.98%, 11/17/24 . 542 548
991068760.UG.FTS.B, 28.98%, 11/17/24 . 95 –
991070550.UG.FTS.B, 28.98%, 11/17/24 . 206 210
991082307.UG.FTS.B, 28.98%, 11/17/24 . 39 40
991086365.UG.FTS.B, 28.98%, 11/17/24 . 11 11
991104333.UG.FTS.B, 28.98%, 11/17/24 . 272 275
991120282.UG.FTS.B, 28.98%, 11/17/24 . 133 136
991129484.UG.FTS.B, 28.98%, 11/17/24 . 5 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991138661.UG.FTS.B, 28.98%, 11/17/24 . $ 70 $ 71
991147163.UG.FTS.B, 28.98%, 11/17/24 . 15 15
991161863.UG.FTS.B, 28.98%, 11/17/24 . 14 14
991222252.UG.FTS.B, 28.98%, 11/17/24 . 7 7
991253944.UG.FTS.B, 28.98%, 11/17/24 . 20 20
991265366.UG.FTS.B, 28.98%, 11/17/24 . 2 2
991064180.UG.FTS.B, 29.49%, 11/17/24 . 155 158
991064475.UG.FTS.B, 29.49%, 11/17/24 . 163 169
991064822.UG.FTS.B, 29.49%, 11/17/24 . 55 56
991064865.UG.FTS.B, 29.49%, 11/17/24 . 63 65
991070165.UG.FTS.B, 29.49%, 11/17/24 . 98 99
991076785.UG.FTS.B, 29.49%, 11/17/24 . 125 125
991077041.UG.FTS.B, 29.49%, 11/17/24 . 637 43
991081268.UG.FTS.B, 29.49%, 11/17/24 . 47 48
991083068.UG.FTS.B, 29.49%, 11/17/24 . 85 86
991090724.UG.FTS.B, 29.49%, 11/17/24 . 514 516
991091518.UG.FTS.B, 29.49%, 11/17/24 . 104 9
991097714.UG.FTS.B, 29.49%, 11/17/24 . 66 67
991100307.UG.FTS.B, 29.49%, 11/17/24 . 13 –
991125316.UG.FTS.B, 29.49%, 11/17/24 . 401 411
991155141.UG.FTS.B, 29.49%, 11/17/24 . 96 97
991260308.UG.FTS.B, 29.49%, 11/17/24 . 46 46
991275005.UG.FTS.B, 29.49%, 11/17/24 . 249 253
991076070.UG.FTS.B, 19.21%, 11/18/24 . 173 174
991231361.UG.FTS.B, 19.8%, 11/18/24 .. 43 44
991068853.UG.FTS.B, 19.99%, 11/18/24 . 28 28
991253040.UG.FTS.B, 20.46%, 11/18/24 . 123 8
991099861.UG.FTS.B, 20.97%, 11/18/24 . 91 92
991105387.UG.FTS.B, 20.97%, 11/18/24 . 255 257
991187853.UG.FTS.B, 20.97%, 11/18/24 . 56 57
991076711.UG.FTS.B, 21.46%, 11/18/24 . 199 202
991148797.UG.FTS.B, 21.46%, 11/18/24 . 185 187
991131564.UG.FTS.B, 21.98%, 11/18/24 . 226 229
991134666.UG.FTS.B, 21.98%, 11/18/24 . 248 252
991173310.UG.FTS.B, 22.97%, 11/18/24 . 13 13
991070388.UG.FTS.B, 23.95%, 11/18/24 . 1 1
991164077.UG.FTS.B, 23.95%, 11/18/24 . 14 14
991257896.UG.FTS.B, 26.94%, 11/18/24 . 335 12
991070331.UG.FTS.B, 28.98%, 11/18/24 . 19 19
991071737.UG.FTS.B, 28.98%, 11/18/24 . 184 188
991085878.UG.FTS.B, 28.98%, 11/18/24 . 97 14
991097338.UG.FTS.B, 28.98%, 11/18/24 . 31 32
991104647.UG.FTS.B, 28.98%, 11/18/24 . 271 –
991113097.UG.FTS.B, 28.98%, 11/18/24 .. 103 –
991115818.UG.FTS.B, 28.98%, 11/18/24 .. 20 21
991117034.UG.FTS.B, 28.98%, 11/18/24 .. 193 197
991138076.UG.FTS.B, 28.98%, 11/18/24 . 157 159
991148076.UG.FTS.B, 28.98%, 11/18/24 . 94 8
991233679.UG.FTS.B, 28.98%, 11/18/24 . 123 125
991255587.UG.FTS.B, 28.98%, 11/18/24 . 186 189
991256863.UG.FTS.B, 28.98%, 11/18/24 . 49 50
991259091.UG.FTS.B, 28.98%, 11/18/24 . 119 121
991265478.UG.FTS.B, 28.98%, 11/18/24 . 156 11
991274554.UG.FTS.B, 28.98%, 11/18/24 . 18 19
991070037.UG.FTS.B, 29.49%, 11/18/24 . 21 21
991079864.UG.FTS.B, 29.49%, 11/18/24 . 54 54
991081828.UG.FTS.B, 29.49%, 11/18/24 . 224 15
991083550.UG.FTS.B, 29.49%, 11/18/24 . 191 197

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991086378.UG.FTS.B, 29.49%, 11/18/24 . $ 63 $ 64
991092822.UG.FTS.B, 29.49%, 11/18/24 . 42 1
991099356.UG.FTS.B, 29.49%, 11/18/24 . 5 5
991112167.UG.FTS.B, 29.49%, 11/18/24 .. 28 29
991123315.UG.FTS.B, 29.49%, 11/18/24 . 86 88
991123768.UG.FTS.B, 29.49%, 11/18/24 . 47 47
991136853.UG.FTS.B, 29.49%, 11/18/24 . 98 99
991138306.UG.FTS.B, 29.49%, 11/18/24 . 158 11
991149128.UG.FTS.B, 29.49%, 11/18/24 . 114 114
991222559.UG.FTS.B, 29.49%, 11/18/24 . 141 10
991236920.UG.FTS.B, 29.49%, 11/18/24 . 64 65
991250623.UG.FTS.B, 29.49%, 11/18/24 . 53 54
991253050.UG.FTS.B, 29.49%, 11/18/24 . 110 113
991261895.UG.FTS.B, 29.49%, 11/18/24 . 29 29
991270949.UG.FTS.B, 29.49%, 11/18/24 . 22 22
991273989.UG.FTS.B, 29.49%, 11/18/24 . 403 411
991286648.UG.FTS.B, 29.49%, 11/18/24 . 63 63
991110204.UG.FTS.B, 18.97%, 11/19/24 .. 373 26
991126405.UG.FTS.B, 18.97%, 11/19/24 . 159 161
991224732.UG.FTS.B, 18.97%, 11/19/24 . 475 479
991086533.UG.FTS.B, 19.21%, 11/19/24 . 51 51
991088805.UG.FTS.B, 19.21%, 11/19/24 . 97 97
991081336.UG.FTS.B, 19.8%, 11/19/24 .. 106 107
991098979.UG.FTS.B, 19.8%, 11/19/24 .. 186 188
991130913.UG.FTS.B, 19.8%, 11/19/24 .. 185 185
991266414.UG.FTS.B, 19.8%, 11/19/24 .. 132 133
991077647.UG.FTS.B, 19.99%, 11/19/24 . 88 –
991081249.UG.FTS.B, 19.99%, 11/19/24 . 42 43
991087313.UG.FTS.B, 19.99%, 11/19/24 . 616 629
991126671.UG.FTS.B, 19.99%, 11/19/24 . 36 36
991132221.UG.FTS.B, 19.99%, 11/19/24 . 389 398
991141300.UG.FTS.B, 19.99%, 11/19/24 . 104 104
991188678.UG.FTS.B, 19.99%, 11/19/24 . 120 123
991085469.UG.FTS.B, 20.46%, 11/19/24 . 908 917
991102726.UG.FTS.B, 20.46%, 11/19/24 . 115 117
991247033.UG.FTS.B, 20.46%, 11/19/24 . 396 27
991087156.UG.FTS.B, 20.97%, 11/19/24 . 423 428
991183459.UG.FTS.B, 20.97%, 11/19/24 . 247 250
991078051.UG.FTS.B, 21.98%, 11/19/24 . 108 109
991129402.UG.FTS.B, 21.98%, 11/19/24 . 173 175
991079026.UG.FTS.B, 22.97%, 11/19/24 . 322 326
991236066.UG.FTS.B, 22.97%, 11/19/24 . 56 57
991078717.UG.FTS.B, 28.98%, 11/19/24 . 676 688
991079074.UG.FTS.B, 28.98%, 11/19/24 . 198 202
991079861.UG.FTS.B, 28.98%, 11/19/24 . 10 10
991080093.UG.FTS.B, 28.98%, 11/19/24 . 38 39
991080857.UG.FTS.B, 28.98%, 11/19/24 . 2,059 147
991082502.UG.FTS.B, 28.98%, 11/19/24 . 103 105
991087646.UG.FTS.B, 28.98%, 11/19/24 . 44 44
991089448.UG.FTS.B, 28.98%, 11/19/24 . 146 149
991092094.UG.FTS.B, 28.98%, 11/19/24 . 698 47
991093210.UG.FTS.B, 28.98%, 11/19/24 . 54 55
991097697.UG.FTS.B, 28.98%, 11/19/24 . 49 50
991097893.UG.FTS.B, 28.98%, 11/19/24 . 106 107
991100106.UG.FTS.B, 28.98%, 11/19/24 . 3 3
991101044.UG.FTS.B, 28.98%, 11/19/24 . 86 88
991101178.UG.FTS.B, 28.98%, 11/19/24 .. 85 6
991102831.UG.FTS.B, 28.98%, 11/19/24 . 142 145
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991103262.UG.FTS.B, 28.98%, 11/19/24 . $ 117 $ 118
991103415.UG.FTS.B, 28.98%, 11/19/24 . 9 9
991103976.UG.FTS.B, 28.98%, 11/19/24 . 255 260
991104468.UG.FTS.B, 28.98%, 11/19/24 . 1,188 1,199
991107342.UG.FTS.B, 28.98%, 11/19/24 . 44 44
991107864.UG.FTS.B, 28.98%, 11/19/24 . 61 62
991108896.UG.FTS.B, 28.98%, 11/19/24 . 105 15
991110326.UG.FTS.B, 28.98%, 11/19/24 .. 651 44
991110570.UG.FTS.B, 28.98%, 11/19/24 .. 45 46
991113372.UG.FTS.B, 28.98%, 11/19/24 .. 136 139
991114496.UG.FTS.B, 28.98%, 11/19/24 .. 43 44
991114522.UG.FTS.B, 28.98%, 11/19/24 .. 122 124
991114717.UG.FTS.B, 28.98%, 11/19/24 .. 63 –
991115278.UG.FTS.B, 28.98%, 11/19/24 .. 224 227
991117632.UG.FTS.B, 28.98%, 11/19/24 .. 121 121
991121740.UG.FTS.B, 28.98%, 11/19/24 . 41 42
991122095.UG.FTS.B, 28.98%, 11/19/24 . 107 108
991124198.UG.FTS.B, 28.98%, 11/19/24 . 133 136
991125441.UG.FTS.B, 28.98%, 11/19/24 . 281 287
991127107.UG.FTS.B, 28.98%, 11/19/24 . 79 81
991132991.UG.FTS.B, 28.98%, 11/19/24 . 66 66
991134220.UG.FTS.B, 28.98%, 11/19/24 . 54 55
991135049.UG.FTS.B, 28.98%, 11/19/24 . 56 4
991140740.UG.FTS.B, 28.98%, 11/19/24 . 4 4
991140959.UG.FTS.B, 28.98%, 11/19/24 . 360 –
991144190.UG.FTS.B, 28.98%, 11/19/24 . 154 157
991144684.UG.FTS.B, 28.98%, 11/19/24 . 135 138
991148491.UG.FTS.B, 28.98%, 11/19/24 . 215 219
991150543.UG.FTS.B, 28.98%, 11/19/24 . 143 146
991160191.UG.FTS.B, 28.98%, 11/19/24 . 38 39
991164721.UG.FTS.B, 28.98%, 11/19/24 . 23 23
991166387.UG.FTS.B, 28.98%, 11/19/24 . 27 28
991173637.UG.FTS.B, 28.98%, 11/19/24 . 5 5
991180832.UG.FTS.B, 28.98%, 11/19/24 . 37 38
991181040.UG.FTS.B, 28.98%, 11/19/24 . 382 389
991183616.UG.FTS.B, 28.98%, 11/19/24 . 211 215
991185484.UG.FTS.B, 28.98%, 11/19/24 . 40 40
991196539.UG.FTS.B, 28.98%, 11/19/24 . 9 9
991200084.UG.FTS.B, 28.98%, 11/19/24 . 42 42
991205228.UG.FTS.B, 28.98%, 11/19/24 . 20 21
991212005.UG.FTS.B, 28.98%, 11/19/24 . 20 20
991218732.UG.FTS.B, 28.98%, 11/19/24 . 51 52
991224492.UG.FTS.B, 28.98%, 11/19/24 . 400 406
991225580.UG.FTS.B, 28.98%, 11/19/24 . 11 11
991260584.UG.FTS.B, 28.98%, 11/19/24 . 319 324
991264197.UG.FTS.B, 28.98%, 11/19/24 . 29 30
991267970.UG.FTS.B, 28.98%, 11/19/24 . 80 81
991269614.UG.FTS.B, 28.98%, 11/19/24 . 157 160
991272220.UG.FTS.B, 28.98%, 11/19/24 . 72 73
991274553.UG.FTS.B, 28.98%, 11/19/24 . 55 56
991285040.UG.FTS.B, 28.98%, 11/19/24 . 40 41
991285978.UG.FTS.B, 28.98%, 11/19/24 . 110 112
991291090.UG.FTS.B, 28.98%, 11/19/24 . 51 52
991079459.UG.FTS.B, 29.49%, 11/19/24 . 291 299
991079567.UG.FTS.B, 29.49%, 11/19/24 . 61 63
991083975.UG.FTS.B, 29.49%, 11/19/24 . 55 55
991084120.UG.FTS.B, 29.49%, 11/19/24 . 158 160
991086865.UG.FTS.B, 29.49%, 11/19/24 . 7 7

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991088510.UG.FTS.B, 29.49%, 11/19/24 . $ 94 $ 96
991091799.UG.FTS.B, 29.49%, 11/19/24 . 30 30
991096428.UG.FTS.B, 29.49%, 11/19/24 . 114 116
991098909.UG.FTS.B, 29.49%, 11/19/24 . 262 269
991100113.UG.FTS.B, 29.49%, 11/19/24 .. 52 53
991102829.UG.FTS.B, 29.49%, 11/19/24 . 37 37
991103770.UG.FTS.B, 29.49%, 11/19/24 . 50 51
991103901.UG.FTS.B, 29.49%, 11/19/24 . 147 150
991104175.UG.FTS.B, 29.49%, 11/19/24 . 2 –
991104178.UG.FTS.B, 29.49%, 11/19/24 . 616 629
991104280.UG.FTS.B, 29.49%, 11/19/24 . 76 78
991104410.UG.FTS.B, 29.49%, 11/19/24 . 230 233
991106337.UG.FTS.B, 29.49%, 11/19/24 . 46 47
991106684.UG.FTS.B, 29.49%, 11/19/24 . 73 75
991109457.UG.FTS.B, 29.49%, 11/19/24 . 118 121
991110529.UG.FTS.B, 29.49%, 11/19/24 .. 91 94
991111418.UG.FTS.B, 29.49%, 11/19/24 .. 206 208
991114314.UG.FTS.B, 29.49%, 11/19/24 .. 147 150
991114749.UG.FTS.B, 29.49%, 11/19/24 .. 142 144
991125628.UG.FTS.B, 29.49%, 11/19/24 . 343 353
991130441.UG.FTS.B, 29.49%, 11/19/24 . 61 9
991130674.UG.FTS.B, 29.49%, 11/19/24 . 20 20
991133364.UG.FTS.B, 29.49%, 11/19/24 . 9 9
991138434.UG.FTS.B, 29.49%, 11/19/24 . 92 93
991139198.UG.FTS.B, 29.49%, 11/19/24 . 138 142
991139453.UG.FTS.B, 29.49%, 11/19/24 . 198 203
991146154.UG.FTS.B, 29.49%, 11/19/24 . 131 133
991148151.UG.FTS.B, 29.49%, 11/19/24 . 33 34
991149232.UG.FTS.B, 29.49%, 11/19/24 . 189 193
991153991.UG.FTS.B, 29.49%, 11/19/24 . 44 45
991154641.UG.FTS.B, 29.49%, 11/19/24 . 109 112
991156120.UG.FTS.B, 29.49%, 11/19/24 . 60 62
991157117.UG.FTS.B, 29.49%, 11/19/24 .. 78 80
991167820.UG.FTS.B, 29.49%, 11/19/24 . 102 104
991173134.UG.FTS.B, 29.49%, 11/19/24 . 11 11
991176843.UG.FTS.B, 29.49%, 11/19/24 . 600 604
991182291.UG.FTS.B, 29.49%, 11/19/24 . 168 172
991186425.UG.FTS.B, 29.49%, 11/19/24 . 83 85
991188709.UG.FTS.B, 29.49%, 11/19/24 . 80 82
991206897.UG.FTS.B, 29.49%, 11/19/24 . 27 28
991211016.UG.FTS.B, 29.49%, 11/19/24 . 76 78
991229419.UG.FTS.B, 29.49%, 11/19/24 . 190 193
991239313.UG.FTS.B, 29.49%, 11/19/24 . 96 98
991242783.UG.FTS.B, 29.49%, 11/19/24 . 135 137
991259761.UG.FTS.B, 29.49%, 11/19/24 . 65 66
991261749.UG.FTS.B, 29.49%, 11/19/24 . 55 56
991267836.UG.FTS.B, 29.49%, 11/19/24 . 54 55
991268203.UG.FTS.B, 29.49%, 11/19/24 . 120 122
991268346.UG.FTS.B, 29.49%, 11/19/24 . 27 27
991278085.UG.FTS.B, 29.49%, 11/19/24 . 217 223
991086006.UG.FTS.B, 18.97%, 11/20/24 . 234 236
991131248.UG.FTS.B, 18.97%, 11/20/24 . 101 102
991212667.UG.FTS.B, 18.97%, 11/20/24 . 318 319
991168973.UG.FTS.B, 19.21%, 11/20/24 . 16 16
991204096.UG.FTS.B, 19.8%, 11/20/24 .. 59 59
991204791.UG.FTS.B, 19.8%, 11/20/24 .. 44 44
991267411.UG.FTS.B, 19.8%, 11/20/24 .. 77 77
991105915.UG.FTS.B, 19.99%, 11/20/24 . 61 63
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991108309.UG.FTS.B, 19.99%, 11/20/24 . $ 88 $ 89
991108487.UG.FTS.B, 19.99%, 11/20/24 . 125 127
991112938.UG.FTS.B, 19.99%, 11/20/24 .. 39 39
991171504.UG.FTS.B, 19.99%, 11/20/24 . 122 122
991175975.UG.FTS.B, 19.99%, 11/20/24 . 58 59
991181647.UG.FTS.B, 19.99%, 11/20/24 . 31 32
991188505.UG.FTS.B, 19.99%, 11/20/24 . 68 69
991210688.UG.FTS.B, 19.99%, 11/20/24 . 20 20
991237192.UG.FTS.B, 19.99%, 11/20/24 . 349 355
991263955.UG.FTS.B, 19.99%, 11/20/24 . 34 34
991084611.UG.FTS.B, 20.46%, 11/20/24 . 218 220
991085501.UG.FTS.B, 20.46%, 11/20/24 . 314 317
991100911.UG.FTS.B, 20.46%, 11/20/24 .. 140 142
991102814.UG.FTS.B, 20.46%, 11/20/24 . 73 74
991112817.UG.FTS.B, 20.46%, 11/20/24 .. 1,142 1,153
991125492.UG.FTS.B, 20.46%, 11/20/24 . 59 59
991160910.UG.FTS.B, 20.46%, 11/20/24 . 36 36
991204119.UG.FTS.B, 20.46%, 11/20/24 . 5 5
991204576.UG.FTS.B, 20.46%, 11/20/24 . 44 44
991086619.UG.FTS.B, 20.97%, 11/20/24 . 1,311 1,321
991171843.UG.FTS.B, 20.97%, 11/20/24 . 1 1
991085535.UG.FTS.B, 21.46%, 11/20/24 . 49 49
991133819.UG.FTS.B, 21.46%, 11/20/24 . 44 44
991215411.UG.FTS.B, 21.46%, 11/20/24 . 136 138
991151893.UG.FTS.B, 23.95%, 11/20/24 . 288 291
991089655.UG.FTS.B, 25.94%, 11/20/24 . 59 58
991128669.UG.FTS.B, 26.94%, 11/20/24 . 38 38
991137301.UG.FTS.B, 27.99%, 11/20/24 . 51 52
991099607.UG.FTS.B, 28.98%, 11/20/24 . 160 163
991100214.UG.FTS.B, 28.98%, 11/20/24 . 61 62
991107307.UG.FTS.B, 28.98%, 11/20/24 . 40 41
991110958.UG.FTS.B, 28.98%, 11/20/24 .. 11 11
991122709.UG.FTS.B, 28.98%, 11/20/24 . 54 55
991122834.UG.FTS.B, 28.98%, 11/20/24 . 49 51
991123392.UG.FTS.B, 28.98%, 11/20/24 . 46 46
991130160.UG.FTS.B, 28.98%, 11/20/24 . 28 28
991133560.UG.FTS.B, 28.98%, 11/20/24 . 41 42
991133721.UG.FTS.B, 28.98%, 11/20/24 . 165 168
991136884.UG.FTS.B, 28.98%, 11/20/24 . 95 96
991139188.UG.FTS.B, 28.98%, 11/20/24 . 514 525
991139408.UG.FTS.B, 28.98%, 11/20/24 . 25 25
991140250.UG.FTS.B, 28.98%, 11/20/24 . 73 75
991145878.UG.FTS.B, 28.98%, 11/20/24 . 296 300
991149223.UG.FTS.B, 28.98%, 11/20/24 . 11 11
991151618.UG.FTS.B, 28.98%, 11/20/24 . 367 25
991159138.UG.FTS.B, 28.98%, 11/20/24 . 59 60
991179992.UG.FTS.B, 28.98%, 11/20/24 . 57 58
991187570.UG.FTS.B, 28.98%, 11/20/24 . 68 69
991190395.UG.FTS.B, 28.98%, 11/20/24 . 28 29
991194988.UG.FTS.B, 28.98%, 11/20/24 . 175 175
991198786.UG.FTS.B, 28.98%, 11/20/24 . 181 –
991204942.UG.FTS.B, 28.98%, 11/20/24 . 54 55
991226698.UG.FTS.B, 28.98%, 11/20/24 . 59 60
991232543.UG.FTS.B, 28.98%, 11/20/24 . 73 74
991247369.UG.FTS.B, 28.98%, 11/20/24 . 886 60
991263045.UG.FTS.B, 28.98%, 11/20/24 . 335 23
991267705.UG.FTS.B, 28.98%, 11/20/24 . 80 81
991268970.UG.FTS.B, 28.98%, 11/20/24 . 213 216

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991272832.UG.FTS.B, 28.98%, 11/20/24 . $ 126 $ 129
991298120.UG.FTS.B, 28.98%, 11/20/24 . 495 –
991098513.UG.FTS.B, 29.49%, 11/20/24 . 32 32
991107977.UG.FTS.B, 29.49%, 11/20/24 . 65 66
991110253.UG.FTS.B, 29.49%, 11/20/24 .. 64 65
991110617.UG.FTS.B, 29.49%, 11/20/24 .. 113 116
991112071.UG.FTS.B, 29.49%, 11/20/24 .. 88 90
991113693.UG.FTS.B, 29.49%, 11/20/24 .. 58 60
991117048.UG.FTS.B, 29.49%, 11/20/24 .. 51 52
991117581.UG.FTS.B, 29.49%, 11/20/24 .. 174 177
991125322.UG.FTS.B, 29.49%, 11/20/24 . 74 75
991129659.UG.FTS.B, 29.49%, 11/20/24 . 118 8
991133485.UG.FTS.B, 29.49%, 11/20/24 . 41 41
991142389.UG.FTS.B, 29.49%, 11/20/24 . 321 329
991145294.UG.FTS.B, 29.49%, 11/20/24 . 29 29
991165138.UG.FTS.B, 29.49%, 11/20/24 . 63 65
991167362.UG.FTS.B, 29.49%, 11/20/24 . 162 166
991169205.UG.FTS.B, 29.49%, 11/20/24 . 810 828
991189207.UG.FTS.B, 29.49%, 11/20/24 . 3 3
991195573.UG.FTS.B, 29.49%, 11/20/24 . 148 11
991211764.UG.FTS.B, 29.49%, 11/20/24 . 20 20
991213653.UG.FTS.B, 29.49%, 11/20/24 . 147 150
991215595.UG.FTS.B, 29.49%, 11/20/24 . 161 167
991216973.UG.FTS.B, 29.49%, 11/20/24 . 164 167
991219254.UG.FTS.B, 29.49%, 11/20/24 . 30 –
991233863.UG.FTS.B, 29.49%, 11/20/24 . 719 738
991239830.UG.FTS.B, 29.49%, 11/20/24 . 239 244
991247212.UG.FTS.B, 29.49%, 11/20/24 . 103 105
991255946.UG.FTS.B, 29.49%, 11/20/24 . 30 31
991267259.UG.FTS.B, 29.49%, 11/20/24 . 47 48
991267347.UG.FTS.B, 29.49%, 11/20/24 . 87 89
991267709.UG.FTS.B, 29.49%, 11/20/24 . 76 77
991269003.UG.FTS.B, 29.49%, 11/20/24 . 330 338
991299902.UG.FTS.B, 29.49%, 11/20/24 . 52 52
991219638.UG.FTS.B, 6%, 11/21/24 ..... 25 25
991093963.UG.FTS.B, 18.97%, 11/21/24 . 249 251
991224989.UG.FTS.B, 18.97%, 11/21/24 . 424 428
991141090.UG.FTS.B, 19.8%, 11/21/24 .. 184 185
991101910.UG.FTS.B, 19.99%, 11/21/24 . 515 520
991110283.UG.FTS.B, 19.99%, 11/21/24 .. 89 90
991129682.UG.FTS.B, 19.99%, 11/21/24 . 137 140
991170878.UG.FTS.B, 19.99%, 11/21/24 . 3 3
991174755.UG.FTS.B, 19.99%, 11/21/24 . 156 12
991091686.UG.FTS.B, 20.97%, 11/21/24 . 52 52
991282683.UG.FTS.B, 20.97%, 11/21/24 . 6 6
991109801.UG.FTS.B, 21.46%, 11/21/24 . 195 195
991206543.UG.FTS.B, 21.97%, 11/21/24 . 2,001 2,029
991109825.UG.FTS.B, 21.98%, 11/21/24 . 99 100
991114413.UG.FTS.B, 21.98%, 11/21/24 .. 131 133
991207630.UG.FTS.B, 21.98%, 11/21/24 . 143 144
991104066.UG.FTS.B, 23.95%, 11/21/24 . 129 131
991091300.UG.FTS.B, 26.94%, 11/21/24 . 29 29
991128509.UG.FTS.B, 27.99%, 11/21/24 . 83 85
991098805.UG.FTS.B, 28.98%, 11/21/24 . 19 2
991099584.UG.FTS.B, 28.98%, 11/21/24 . 62 4
991101503.UG.FTS.B, 28.98%, 11/21/24 . 382 390
991103359.UG.FTS.B, 28.98%, 11/21/24 . 338 345
991103505.UG.FTS.B, 28.98%, 11/21/24 . 160 163
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991106632.UG.FTS.B, 28.98%, 11/21/24 . $ 116 $ 118
991107547.UG.FTS.B, 28.98%, 11/21/24 . 90 90
991107910.UG.FTS.B, 28.98%, 11/21/24 . 25 25
991112083.UG.FTS.B, 28.98%, 11/21/24 .. 815 123
991112673.UG.FTS.B, 28.98%, 11/21/24 .. 37 38
991115757.UG.FTS.B, 28.98%, 11/21/24 .. 60 61
991122560.UG.FTS.B, 28.98%, 11/21/24 . 82 83
991123355.UG.FTS.B, 28.98%, 11/21/24 . 20 20
991123406.UG.FTS.B, 28.98%, 11/21/24 . 6 6
991129275.UG.FTS.B, 28.98%, 11/21/24 . 230 232
991133989.UG.FTS.B, 28.98%, 11/21/24 . 9 9
991140811.UG.FTS.B, 28.98%, 11/21/24 .. 38 39
991144473.UG.FTS.B, 28.98%, 11/21/24 . 85 87
991157081.UG.FTS.B, 28.98%, 11/21/24 . 6 6
991169889.UG.FTS.B, 28.98%, 11/21/24 . 176 179
991170155.UG.FTS.B, 28.98%, 11/21/24 . 430 434
991171491.UG.FTS.B, 28.98%, 11/21/24 . 21 21
991174647.UG.FTS.B, 28.98%, 11/21/24 . 139 141
991178506.UG.FTS.B, 28.98%, 11/21/24 . 103 105
991181062.UG.FTS.B, 28.98%, 11/21/24 . 401 406
991185383.UG.FTS.B, 28.98%, 11/21/24 . 222 226
991194541.UG.FTS.B, 28.98%, 11/21/24 . 51 52
991204271.UG.FTS.B, 28.98%, 11/21/24 . 54 55
991205445.UG.FTS.B, 28.98%, 11/21/24 . 148 152
991212789.UG.FTS.B, 28.98%, 11/21/24 . 42 43
991218149.UG.FTS.B, 28.98%, 11/21/24 . 535 547
991223136.UG.FTS.B, 28.98%, 11/21/24 . 182 184
991225496.UG.FTS.B, 28.98%, 11/21/24 . 10 10
991233789.UG.FTS.B, 28.98%, 11/21/24 . 59 59
991237119.UG.FTS.B, 28.98%, 11/21/24 . 691 708
991243049.UG.FTS.B, 28.98%, 11/21/24 . 41 42
991257871.UG.FTS.B, 28.98%, 11/21/24 . 55 56
991263992.UG.FTS.B, 28.98%, 11/21/24 . 94 95
991264140.UG.FTS.B, 28.98%, 11/21/24 . 275 280
991297865.UG.FTS.B, 28.98%, 11/21/24 . 78 79
991098822.UG.FTS.B, 29.49%, 11/21/24 . 89 91
991099891.UG.FTS.B, 29.49%, 11/21/24 . 93 94
991100418.UG.FTS.B, 29.49%, 11/21/24 . 147 151
991103642.UG.FTS.B, 29.49%, 11/21/24 . 84 84
991104423.UG.FTS.B, 29.49%, 11/21/24 . 189 192
991107662.UG.FTS.B, 29.49%, 11/21/24 . 5 5
991107906.UG.FTS.B, 29.49%, 11/21/24 . 521 532
991108326.UG.FTS.B, 29.49%, 11/21/24 . 12 12
991112882.UG.FTS.B, 29.49%, 11/21/24 .. 274 281
991113103.UG.FTS.B, 29.49%, 11/21/24 .. 9 9
991123851.UG.FTS.B, 29.49%, 11/21/24 . 152 155
991124929.UG.FTS.B, 29.49%, 11/21/24 . 15 15
991125417.UG.FTS.B, 29.49%, 11/21/24 . 41 42
991130355.UG.FTS.B, 29.49%, 11/21/24 . 205 208
991131801.UG.FTS.B, 29.49%, 11/21/24 . 35 36
991132792.UG.FTS.B, 29.49%, 11/21/24 . 56 58
991133817.UG.FTS.B, 29.49%, 11/21/24 . 94 95
991137083.UG.FTS.B, 29.49%, 11/21/24 . 243 16
991138608.UG.FTS.B, 29.49%, 11/21/24 . 6 6
991139966.UG.FTS.B, 29.49%, 11/21/24 . 28 28
991155328.UG.FTS.B, 29.49%, 11/21/24 . 78 80
991157022.UG.FTS.B, 29.49%, 11/21/24 . 271 276
991157333.UG.FTS.B, 29.49%, 11/21/24 . 21 21

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991179856.UG.FTS.B, 29.49%, 11/21/24 . $ 102 $ 103
991187695.UG.FTS.B, 29.49%, 11/21/24 . 52 53
991191726.UG.FTS.B, 29.49%, 11/21/24 . 22 22
991197725.UG.FTS.B, 29.49%, 11/21/24 . 699 722
991243146.UG.FTS.B, 29.49%, 11/21/24 . 525 536
991248040.UG.FTS.B, 29.49%, 11/21/24 . 106 108
991257574.UG.FTS.B, 29.49%, 11/21/24 . 3 3
991259033.UG.FTS.B, 29.49%, 11/21/24 . 112 114
991263744.UG.FTS.B, 29.49%, 11/21/24 . 130 132
991269668.UG.FTS.B, 29.49%, 11/21/24 . 78 80
991273052.UG.FTS.B, 29.49%, 11/21/24 . 34 34
991275188.UG.FTS.B, 29.49%, 11/21/24 . 133 136
991114211.UG.FTS.B, 18.97%, 11/22/24 .. 139 140
991122742.UG.FTS.B, 18.97%, 11/22/24 . 58 58
991154003.UG.FTS.B, 18.97%, 11/22/24 . 323 326
991118023.UG.FTS.B, 19.21%, 11/22/24 .. 31 31
991119286.UG.FTS.B, 19.21%, 11/22/24 .. 165 166
991199042.UG.FTS.B, 19.21%, 11/22/24 . 214 216
991103401.UG.FTS.B, 19.99%, 11/22/24 . 163 166
991121665.UG.FTS.B, 19.99%, 11/22/24 . 40 41
991132324.UG.FTS.B, 19.99%, 11/22/24 . 28 28
991213596.UG.FTS.B, 20.46%, 11/22/24 . 970 981
991264755.UG.FTS.B, 20.46%, 11/22/24 . 51 51
991112744.UG.FTS.B, 21.46%, 11/22/24 .. 583 588
991118422.UG.FTS.B, 21.46%, 11/22/24 .. 619 628
991131049.UG.FTS.B, 21.46%, 11/22/24 . 69 70
991099821.UG.FTS.B, 21.98%, 11/22/24 . 68 68
991196292.UG.FTS.B, 22.97%, 11/22/24 . 67 68
991104265.UG.FTS.B, 27.99%, 11/22/24 . 1,293 1,328
991115779.UG.FTS.B, 27.99%, 11/22/24 .. 506 513
991102922.UG.FTS.B, 28.98%, 11/22/24 . 186 191
991102964.UG.FTS.B, 28.98%, 11/22/24 . 56 57
991103009.UG.FTS.B, 28.98%, 11/22/24 . 94 96
991104196.UG.FTS.B, 28.98%, 11/22/24 . 96 98
991104504.UG.FTS.B, 28.98%, 11/22/24 . 153 10
991105023.UG.FTS.B, 28.98%, 11/22/24 . 1,219 1,248
991105794.UG.FTS.B, 28.98%, 11/22/24 . 522 534
991106035.UG.FTS.B, 28.98%, 11/22/24 . 55 56
991107556.UG.FTS.B, 28.98%, 11/22/24 . 279 279
991107575.UG.FTS.B, 28.98%, 11/22/24 . 53 53
991107921.UG.FTS.B, 28.98%, 11/22/24 . 424 429
991110155.UG.FTS.B, 28.98%, 11/22/24 .. 22 22
991110618.UG.FTS.B, 28.98%, 11/22/24 .. 22 22
991116602.UG.FTS.B, 28.98%, 11/22/24 .. 153 156
991116973.UG.FTS.B, 28.98%, 11/22/24 .. 116 118
991122119.UG.FTS.B, 28.98%, 11/22/24 .. 32 33
991123827.UG.FTS.B, 28.98%, 11/22/24 . 284 289
991127224.UG.FTS.B, 28.98%, 11/22/24 . 268 275
991127588.UG.FTS.B, 28.98%, 11/22/24 . 37 38
991131367.UG.FTS.B, 28.98%, 11/22/24 . 154 157
991131812.UG.FTS.B, 28.98%, 11/22/24 . 66 67
991137246.UG.FTS.B, 28.98%, 11/22/24 . 215 218
991143933.UG.FTS.B, 28.98%, 11/22/24 . 138 142
991149451.UG.FTS.B, 28.98%, 11/22/24 . 269 275
991153364.UG.FTS.B, 28.98%, 11/22/24 . 145 147
991156074.UG.FTS.B, 28.98%, 11/22/24 . 28 28
991156523.UG.FTS.B, 28.98%, 11/22/24 . 35 36
991159179.UG.FTS.B, 28.98%, 11/22/24 . 146 150
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991161581.UG.FTS.B, 28.98%, 11/22/24 . $ 148 $ 150
991163227.UG.FTS.B, 28.98%, 11/22/24 . 152 155
991163764.UG.FTS.B, 28.98%, 11/22/24 . 49 50
991169488.UG.FTS.B, 28.98%, 11/22/24 . 93 95
991173036.UG.FTS.B, 28.98%, 11/22/24 . 33 33
991173716.UG.FTS.B, 28.98%, 11/22/24 . 268 272
991177122.UG.FTS.B, 28.98%, 11/22/24 . 228 15
991180530.UG.FTS.B, 28.98%, 11/22/24 . 85 87
991184097.UG.FTS.B, 28.98%, 11/22/24 . 98 101
991184113.UG.FTS.B, 28.98%, 11/22/24 .. 477 481
991195764.UG.FTS.B, 28.98%, 11/22/24 . 37 38
991197771.UG.FTS.B, 28.98%, 11/22/24 . 61 62
991204158.UG.FTS.B, 28.98%, 11/22/24 . 10 10
991219493.UG.FTS.B, 28.98%, 11/22/24 . 58 59
991223597.UG.FTS.B, 28.98%, 11/22/24 . 75 76
991224526.UG.FTS.B, 28.98%, 11/22/24 . 84 85
991228922.UG.FTS.B, 28.98%, 11/22/24 . 51 52
991234896.UG.FTS.B, 28.98%, 11/22/24 . 180 184
991255263.UG.FTS.B, 28.98%, 11/22/24 . 43 43
991299270.UG.FTS.B, 28.98%, 11/22/24 . 265 270
991304220.UG.FTS.B, 28.98%, 11/22/24 . 42 43
991304298.UG.FTS.B, 28.98%, 11/22/24 . 205 208
991307686.UG.FTS.B, 28.98%, 11/22/24 . 13 13
991311847.UG.FTS.B, 28.98%, 11/22/24 . 151 21
991100054.UG.FTS.B, 29.49%, 11/22/24 . 114 116
991100376.UG.FTS.B, 29.49%, 11/22/24 . 47 47
991100555.UG.FTS.B, 29.49%, 11/22/24 . 590 607
991101821.UG.FTS.B, 29.49%, 11/22/24 . 60 60
991102587.UG.FTS.B, 29.49%, 11/22/24 . 122 125
991102823.UG.FTS.B, 29.49%, 11/22/24 . 46 48
991103865.UG.FTS.B, 29.49%, 11/22/24 . 30 30
991104396.UG.FTS.B, 29.49%, 11/22/24 . 50 52
991105680.UG.FTS.B, 29.49%, 11/22/24 . 32 33
991107152.UG.FTS.B, 29.49%, 11/22/24 . 21 21
991107154.UG.FTS.B, 29.49%, 11/22/24 . 173 177
991107318.UG.FTS.B, 29.49%, 11/22/24 . 74 74
991107494.UG.FTS.B, 29.49%, 11/22/24 . 162 11
991108800.UG.FTS.B, 29.49%, 11/22/24 . 76 77
991109990.UG.FTS.B, 29.49%, 11/22/24 . 137 140
991112073.UG.FTS.B, 29.49%, 11/22/24 .. 87 89
991112758.UG.FTS.B, 29.49%, 11/22/24 .. 99 99
991113516.UG.FTS.B, 29.49%, 11/22/24 .. 63 64
991115007.UG.FTS.B, 29.49%, 11/22/24 .. 105 107
991116896.UG.FTS.B, 29.49%, 11/22/24 .. 63 64
991119993.UG.FTS.B, 29.49%, 11/22/24 .. 80 82
991124015.UG.FTS.B, 29.49%, 11/22/24 . 119 122
991124721.UG.FTS.B, 29.49%, 11/22/24 . 84 86
991132446.UG.FTS.B, 29.49%, 11/22/24 . 34 35
991138174.UG.FTS.B, 29.49%, 11/22/24 . 77 79
991141918.UG.FTS.B, 29.49%, 11/22/24 . 344 348
991144588.UG.FTS.B, 29.49%, 11/22/24 . 102 105
991149855.UG.FTS.B, 29.49%, 11/22/24 . 230 236
991150981.UG.FTS.B, 29.49%, 11/22/24 . 46 9
991153231.UG.FTS.B, 29.49%, 11/22/24 . 53 55
991155708.UG.FTS.B, 29.49%, 11/22/24 . 161 166
991168948.UG.FTS.B, 29.49%, 11/22/24 . 271 278
991173886.UG.FTS.B, 29.49%, 11/22/24 . 51 51
991175535.UG.FTS.B, 29.49%, 11/22/24 . 62 5

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991176814.UG.FTS.B, 29.49%, 11/22/24 . $ 568 $ 85
991179561.UG.FTS.B, 29.49%, 11/22/24 . 47 –
991182736.UG.FTS.B, 29.49%, 11/22/24 . 47 48
991219101.UG.FTS.B, 29.49%, 11/22/24 . 37 38
991223979.UG.FTS.B, 29.49%, 11/22/24 . 23 23
991255887.UG.FTS.B, 29.49%, 11/22/24 . 54 55
991267717.UG.FTS.B, 29.49%, 11/22/24 . 266 271
991278795.UG.FTS.B, 29.49%, 11/22/24 . 49 50
991279836.UG.FTS.B, 29.49%, 11/22/24 . 56 57
991281331.UG.FTS.B, 29.49%, 11/22/24 . 156 11
991281845.UG.FTS.B, 29.49%, 11/22/24 . 28 28
991288087.UG.FTS.B, 29.49%, 11/22/24 . 39 40
991290240.UG.FTS.B, 29.49%, 11/22/24 . 66 67
991293465.UG.FTS.B, 29.49%, 11/22/24 . 102 105
991302610.UG.FTS.B, 29.49%, 11/22/24 . 180 184
991196638.UG.FTS.B, 14.98%, 11/23/24 . 232 233
991229244.UG.FTS.B, 18.97%, 11/23/24 . 238 240
991313399.UG.FTS.B, 19.21%, 11/23/24 . 83 85
991108230.UG.FTS.B, 19.99%, 11/23/24 . 16 16
991108654.UG.FTS.B, 19.99%, 11/23/24 . 43 44
991114531.UG.FTS.B, 19.99%, 11/23/24 .. 94 96
991123941.UG.FTS.B, 19.99%, 11/23/24 . 579 597
991126181.UG.FTS.B, 19.99%, 11/23/24 . 253 18
991126600.UG.FTS.B, 19.99%, 11/23/24 . 580 593
991126654.UG.FTS.B, 19.99%, 11/23/24 . 86 88
991132671.UG.FTS.B, 19.99%, 11/23/24 . 50 51
991133827.UG.FTS.B, 19.99%, 11/23/24 . 79 80
991147270.UG.FTS.B, 19.99%, 11/23/24 . 20 20
991167674.UG.FTS.B, 19.99%, 11/23/24 . 113 114
991229310.UG.FTS.B, 19.99%, 11/23/24 . 83 85
991244136.UG.FTS.B, 19.99%, 11/23/24 . 152 153
991262811.UG.FTS.B, 19.99%, 11/23/24 . 37 38
991296137.UG.FTS.B, 19.99%, 11/23/24 . 68 70
991300760.UG.FTS.B, 19.99%, 11/23/24 . 70 72
991184027.UG.FTS.B, 20.97%, 11/23/24 . 74 75
991113758.UG.FTS.B, 21.46%, 11/23/24 .. 42 43
991125579.UG.FTS.B, 21.46%, 11/23/24 . 224 227
991148866.UG.FTS.B, 21.46%, 11/23/24 . 1,246 1,265
991155217.UG.FTS.B, 21.46%, 11/23/24 . 109 110
991106966.UG.FTS.B, 21.98%, 11/23/24 . 261 264
991191830.UG.FTS.B, 22.95%, 11/23/24 . 126 128
991121850.UG.FTS.B, 26.94%, 11/23/24 . 80 80
991147765.UG.FTS.B, 27.95%, 11/23/24 . 57 58
991109616.UG.FTS.B, 27.99%, 11/23/24 . 222 228
991105483.UG.FTS.B, 28.98%, 11/23/24 . 202 204
991105842.UG.FTS.B, 28.98%, 11/23/24 . 96 97
991106233.UG.FTS.B, 28.98%, 11/23/24 . 34 35
991108227.UG.FTS.B, 28.98%, 11/23/24 . 110 111
991108887.UG.FTS.B, 28.98%, 11/23/24 . 44 45
991110526.UG.FTS.B, 28.98%, 11/23/24 .. 72 73
991110800.UG.FTS.B, 28.98%, 11/23/24 .. 185 191
991110924.UG.FTS.B, 28.98%, 11/23/24 .. 49 50
991115378.UG.FTS.B, 28.98%, 11/23/24 .. 47 47
991117626.UG.FTS.B, 28.98%, 11/23/24 .. 881 899
991121613.UG.FTS.B, 28.98%, 11/23/24 . 78 79
991128711.UG.FTS.B, 28.98%, 11/23/24 .. 4 –
991131479.UG.FTS.B, 28.98%, 11/23/24 . 199 203
991132894.UG.FTS.B, 28.98%, 11/23/24 . 47 47
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991139844.UG.FTS.B, 28.98%, 11/23/24 . $ 64 $ 65
991147458.UG.FTS.B, 28.98%, 11/23/24 . 185 13
991148591.UG.FTS.B, 28.98%, 11/23/24 . 80 80
991158618.UG.FTS.B, 28.98%, 11/23/24 . 73 75
991169414.UG.FTS.B, 28.98%, 11/23/24 . 51 51
991170456.UG.FTS.B, 28.98%, 11/23/24 . 142 145
991178866.UG.FTS.B, 28.98%, 11/23/24 . 161 164
991181974.UG.FTS.B, 28.98%, 11/23/24 . 370 377
991187003.UG.FTS.B, 28.98%, 11/23/24 . 287 292
991187197.UG.FTS.B, 28.98%, 11/23/24 . 47 48
991216950.UG.FTS.B, 28.98%, 11/23/24 . 128 129
991221838.UG.FTS.B, 28.98%, 11/23/24 . 7 7
991225329.UG.FTS.B, 28.98%, 11/23/24 . 87 6
991234421.UG.FTS.B, 28.98%, 11/23/24 . 44 44
991238195.UG.FTS.B, 28.98%, 11/23/24 . 2 2
991239647.UG.FTS.B, 28.98%, 11/23/24 . 39 40
991239983.UG.FTS.B, 28.98%, 11/23/24 . 114 10
991240082.UG.FTS.B, 28.98%, 11/23/24 . 403 412
991245554.UG.FTS.B, 28.98%, 11/23/24 . 223 227
991263923.UG.FTS.B, 28.98%, 11/23/24 . 33 33
991264563.UG.FTS.B, 28.98%, 11/23/24 . 177 181
991268038.UG.FTS.B, 28.98%, 11/23/24 . 209 213
991271407.UG.FTS.B, 28.98%, 11/23/24 . 48 49
991282136.UG.FTS.B, 28.98%, 11/23/24 . 226 230
991299505.UG.FTS.B, 28.98%, 11/23/24 . 250 22
991105648.UG.FTS.B, 29.49%, 11/23/24 . 34 35
991105654.UG.FTS.B, 29.49%, 11/23/24 . 196 198
991106576.UG.FTS.B, 29.49%, 11/23/24 . 105 105
991106876.UG.FTS.B, 29.49%, 11/23/24 . 37 38
991109761.UG.FTS.B, 29.49%, 11/23/24 . 52 53
991110089.UG.FTS.B, 29.49%, 11/23/24 .. 73 75
991111371.UG.FTS.B, 29.49%, 11/23/24 .. 184 29
991112160.UG.FTS.B, 29.49%, 11/23/24 .. 172 174
991112242.UG.FTS.B, 29.49%, 11/23/24 .. 291 301
991113220.UG.FTS.B, 29.49%, 11/23/24 .. 22 23
991113469.UG.FTS.B, 29.49%, 11/23/24 .. 54 56
991116572.UG.FTS.B, 29.49%, 11/23/24 .. 41 42
991117538.UG.FTS.B, 29.49%, 11/23/24 .. 139 143
991124838.UG.FTS.B, 29.49%, 11/23/24 . 209 212
991125428.UG.FTS.B, 29.49%, 11/23/24 . 23 24
991133996.UG.FTS.B, 29.49%, 11/23/24 . 48 49
991136186.UG.FTS.B, 29.49%, 11/23/24 . 604 93
991141906.UG.FTS.B, 29.49%, 11/23/24 . 143 146
991145858.UG.FTS.B, 29.49%, 11/23/24 . 147 148
991146628.UG.FTS.B, 29.49%, 11/23/24 . 43 44
991151065.UG.FTS.B, 29.49%, 11/23/24 . 158 162
991155401.UG.FTS.B, 29.49%, 11/23/24 . 65 67
991165122.UG.FTS.B, 29.49%, 11/23/24 . 621 628
991171535.UG.FTS.B, 29.49%, 11/23/24 . 77 79
991175162.UG.FTS.B, 29.49%, 11/23/24 . 115 118
991180111.UG.FTS.B, 29.49%, 11/23/24 .. 95 98
991183124.UG.FTS.B, 29.49%, 11/23/24 . 4 4
991208929.UG.FTS.B, 29.49%, 11/23/24 . 52 53
991211494.UG.FTS.B, 29.49%, 11/23/24 . 238 244
991230430.UG.FTS.B, 29.49%, 11/23/24 . 57 58
991244025.UG.FTS.B, 29.49%, 11/23/24 . 38 39
991256878.UG.FTS.B, 29.49%, 11/23/24 . 77 –
991267903.UG.FTS.B, 29.49%, 11/23/24 . 90 92

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991270894.UG.FTS.B, 29.49%, 11/23/24 . $ 33 $ 34
991280169.UG.FTS.B, 29.49%, 11/23/24 . 113 115
991280901.UG.FTS.B, 29.49%, 11/23/24 . 198 199
991293772.UG.FTS.B, 29.49%, 11/23/24 . 304 21
991115361.UG.FTS.B, 19.21%, 11/24/24 .. 196 198
991111330.UG.FTS.B, 19.8%, 11/24/24 ... 261 264
991130672.UG.FTS.B, 19.99%, 11/24/24 . 39 6
991132353.UG.FTS.B, 19.99%, 11/24/24 . 640 98
991134660.UG.FTS.B, 19.99%, 11/24/24 . 9 9
991137740.UG.FTS.B, 19.99%, 11/24/24 . 69 5
991169645.UG.FTS.B, 19.99%, 11/24/24 . 145 148
991241069.UG.FTS.B, 19.99%, 11/24/24 . 302 25
991266535.UG.FTS.B, 19.99%, 11/24/24 . 143 146
991323110.UG.FTS.B, 19.99%, 11/24/24 . 206 212
991112640.UG.FTS.B, 21.46%, 11/24/24 .. 136 138
991179536.UG.FTS.B, 21.46%, 11/24/24 . 37 37
991331734.UG.FTS.B, 21.46%, 11/24/24 . 504 510
991185001.UG.FTS.B, 21.98%, 11/24/24 . 148 149
991110984.UG.FTS.B, 28.98%, 11/24/24 .. 102 103
991111495.UG.FTS.B, 28.98%, 11/24/24 .. 125 8
991114456.UG.FTS.B, 28.98%, 11/24/24 .. 21 22
991115106.UG.FTS.B, 28.98%, 11/24/24 .. 36 37
991115731.UG.FTS.B, 28.98%, 11/24/24 .. 190 194
991115771.UG.FTS.B, 28.98%, 11/24/24 .. 19 19
991116765.UG.FTS.B, 28.98%, 11/24/24 .. 53 54
991132332.UG.FTS.B, 28.98%, 11/24/24 . 699 711
991133108.UG.FTS.B, 28.98%, 11/24/24 . 55 57
991136873.UG.FTS.B, 28.98%, 11/24/24 . 26 27
991141492.UG.FTS.B, 28.98%, 11/24/24 . 247 253
991143702.UG.FTS.B, 28.98%, 11/24/24 . 59 60
991146475.UG.FTS.B, 28.98%, 11/24/24 . 175 12
991146950.UG.FTS.B, 28.98%, 11/24/24 . 103 105
991159323.UG.FTS.B, 28.98%, 11/24/24 . 110 113
991165417.UG.FTS.B, 28.98%, 11/24/24 . 178 182
991174153.UG.FTS.B, 28.98%, 11/24/24 . 26 –
991193965.UG.FTS.B, 28.98%, 11/24/24 . 50 51
991205194.UG.FTS.B, 28.98%, 11/24/24 . 181 186
991211967.UG.FTS.B, 28.98%, 11/24/24 . 360 363
991266274.UG.FTS.B, 28.98%, 11/24/24 . 53 54
991270229.UG.FTS.B, 28.98%, 11/24/24 . 51 52
991280149.UG.FTS.B, 28.98%, 11/24/24 . 168 171
991281993.UG.FTS.B, 28.98%, 11/24/24 . 82 82
991306063.UG.FTS.B, 28.98%, 11/24/24 . 107 109
991320497.UG.FTS.B, 28.98%, 11/24/24 . 53 54
991321225.UG.FTS.B, 28.98%, 11/24/24 . 133 136
991118786.UG.FTS.B, 29.46%, 11/24/24 .. 527 543
991113830.UG.FTS.B, 29.49%, 11/24/24 .. 573 39
991115666.UG.FTS.B, 29.49%, 11/24/24 .. 172 174
991117158.UG.FTS.B, 29.49%, 11/24/24 .. 138 139
991117180.UG.FTS.B, 29.49%, 11/24/24 .. 40 40
991122231.UG.FTS.B, 29.49%, 11/24/24 . 14 14
991122863.UG.FTS.B, 29.49%, 11/24/24 . 295 298
991124601.UG.FTS.B, 29.49%, 11/24/24 . 59 60
991124779.UG.FTS.B, 29.49%, 11/24/24 . 155 158
991129314.UG.FTS.B, 29.49%, 11/24/24 . 73 12
991132841.UG.FTS.B, 29.49%, 11/24/24 . 88 90
991133954.UG.FTS.B, 29.49%, 11/24/24 . 95 98
991136294.UG.FTS.B, 29.49%, 11/24/24 . 83 84
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991136470.UG.FTS.B, 29.49%, 11/24/24 . $ 59 $ 61
991139572.UG.FTS.B, 29.49%, 11/24/24 . 135 139
991140287.UG.FTS.B, 29.49%, 11/24/24 . 82 84
991141971.UG.FTS.B, 29.49%, 11/24/24 . 564 579
991142998.UG.FTS.B, 29.49%, 11/24/24 . 60 62
991143703.UG.FTS.B, 29.49%, 11/24/24 . 189 191
991156213.UG.FTS.B, 29.49%, 11/24/24 . 69 69
991163344.UG.FTS.B, 29.49%, 11/24/24 . 113 116
991164259.UG.FTS.B, 29.49%, 11/24/24 . 50 51
991168963.UG.FTS.B, 29.49%, 11/24/24 . 515 533
991170242.UG.FTS.B, 29.49%, 11/24/24 . 13 13
991176160.UG.FTS.B, 29.49%, 11/24/24 . 135 139
991181375.UG.FTS.B, 29.49%, 11/24/24 . 24 25
991186396.UG.FTS.B, 29.49%, 11/24/24 . 44 7
991187559.UG.FTS.B, 29.49%, 11/24/24 . 36 37
991204547.UG.FTS.B, 29.49%, 11/24/24 . 103 105
991210110.UG.FTS.B, 29.49%, 11/24/24 . 183 189
991214440.UG.FTS.B, 29.49%, 11/24/24 . 74 75
991222437.UG.FTS.B, 29.49%, 11/24/24 . 121 124
991235136.UG.FTS.B, 29.49%, 11/24/24 . 66 69
991236708.UG.FTS.B, 29.49%, 11/24/24 . 98 7
991268450.UG.FTS.B, 29.49%, 11/24/24 . 71 73
991270507.UG.FTS.B, 29.49%, 11/24/24 . 627 639
991279385.UG.FTS.B, 29.49%, 11/24/24 . 28 29
991281718.UG.FTS.B, 29.49%, 11/24/24 . 2 2
991282728.UG.FTS.B, 29.49%, 11/24/24 . 106 107
991323531.UG.FTS.B, 29.49%, 11/24/24 . 337 347
991114903.UG.FTS.B, 16.99%, 11/25/24 .. 1,960 1,977
991143730.UG.FTS.B, 16.99%, 11/25/24 . 11 11
991117535.UG.FTS.B, 18.97%, 11/25/24 .. 60 60
991306855.UG.FTS.B, 18.97%, 11/25/24 . 33 33
991313299.UG.FTS.B, 18.97%, 11/25/24 . 141 143
991116937.UG.FTS.B, 19.21%, 11/25/24 .. 84 85
991172772.UG.FTS.B, 19.21%, 11/25/24 . 48 49
991135355.UG.FTS.B, 19.8%, 11/25/24 .. 159 161
991270419.UG.FTS.B, 19.8%, 11/25/24 .. 72 74
991122293.UG.FTS.B, 19.99%, 11/25/24 . 109 111
991131747.UG.FTS.B, 19.99%, 11/25/24 . 82 84
991140060.UG.FTS.B, 19.99%, 11/25/24 . 74 76
991163175.UG.FTS.B, 19.99%, 11/25/24 . 133 138
991215203.UG.FTS.B, 19.99%, 11/25/24 . 49 49
991224252.UG.FTS.B, 19.99%, 11/25/24 . 49 49
991236723.UG.FTS.B, 19.99%, 11/25/24 . 34 34
991267063.UG.FTS.B, 19.99%, 11/25/24 . 44 45
991119847.UG.FTS.B, 20.46%, 11/25/24 .. 39 40
991182494.UG.FTS.B, 20.46%, 11/25/24 . 357 361
991264715.UG.FTS.B, 20.46%, 11/25/24 . 33 33
991121647.UG.FTS.B, 21.46%, 11/25/24 . 440 448
991142513.UG.FTS.B, 21.46%, 11/25/24 . 189 191
991164983.UG.FTS.B, 21.46%, 11/25/24 . 97 98
991286579.UG.FTS.B, 21.46%, 11/25/24 . 135 9
991255671.UG.FTS.B, 21.98%, 11/25/24 . 41 3
991261427.UG.FTS.B, 22.97%, 11/25/24 . 28 29
991175860.UG.FTS.B, 23.95%, 11/25/24 . 599 615
991277527.UG.FTS.B, 23.95%, 11/25/24 . 61 62
991189173.UG.FTS.B, 26.94%, 11/25/24 . 148 152
991127467.UG.FTS.B, 27.95%, 11/25/24 . 1,059 166
991136925.UG.FTS.B, 27.95%, 11/25/24 . 10 10

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991114837.UG.FTS.B, 28.98%, 11/25/24 .. $ 355 $ 367
991118441.UG.FTS.B, 28.98%, 11/25/24 .. 54 56
991122683.UG.FTS.B, 28.98%, 11/25/24 . 164 169
991124327.UG.FTS.B, 28.98%, 11/25/24 . 165 13
991124698.UG.FTS.B, 28.98%, 11/25/24 . 318 328
991125540.UG.FTS.B, 28.98%, 11/25/24 . 58 60
991125717.UG.FTS.B, 28.98%, 11/25/24 . 130 10
991125944.UG.FTS.B, 28.98%, 11/25/24 . 38 40
991126266.UG.FTS.B, 28.98%, 11/25/24 . 94 94
991129030.UG.FTS.B, 28.98%, 11/25/24 . 169 174
991133589.UG.FTS.B, 28.98%, 11/25/24 . 37 38
991145121.UG.FTS.B, 28.98%, 11/25/24 . 75 5
991145424.UG.FTS.B, 28.98%, 11/25/24 . 174 178
991147130.UG.FTS.B, 28.98%, 11/25/24 . 76 6
991147206.UG.FTS.B, 28.98%, 11/25/24 . 91 94
991149439.UG.FTS.B, 28.98%, 11/25/24 . 223 226
991150565.UG.FTS.B, 28.98%, 11/25/24 . 6 6
991156387.UG.FTS.B, 28.98%, 11/25/24 . 261 265
991161711.UG.FTS.B, 28.98%, 11/25/24 .. 189 196
991162242.UG.FTS.B, 28.98%, 11/25/24 . 112 114
991165048.UG.FTS.B, 28.98%, 11/25/24 . 25 25
991190392.UG.FTS.B, 28.98%, 11/25/24 . 104 106
991192050.UG.FTS.B, 28.98%, 11/25/24 . 97 100
991217697.UG.FTS.B, 28.98%, 11/25/24 . 260 269
991271427.UG.FTS.B, 28.98%, 11/25/24 . 68 70
991298998.UG.FTS.B, 28.98%, 11/25/24 . 133 137
991300522.UG.FTS.B, 28.98%, 11/25/24 . 155 160
991315551.UG.FTS.B, 28.98%, 11/25/24 . 77 78
991321544.UG.FTS.B, 28.98%, 11/25/24 . 290 298
991116837.UG.FTS.B, 29.49%, 11/25/24 .. 185 189
991117085.UG.FTS.B, 29.49%, 11/25/24 .. 277 282
991117532.UG.FTS.B, 29.49%, 11/25/24 .. 89 93
991117679.UG.FTS.B, 29.49%, 11/25/24 .. 110 114
991118346.UG.FTS.B, 29.49%, 11/25/24 .. 852 870
991121686.UG.FTS.B, 29.49%, 11/25/24 . 202 206
991122800.UG.FTS.B, 29.49%, 11/25/24 . 507 522
991124925.UG.FTS.B, 29.49%, 11/25/24 . 94 98
991125210.UG.FTS.B, 29.49%, 11/25/24 . 10 11
991125662.UG.FTS.B, 29.49%, 11/25/24 . 133 138
991131758.UG.FTS.B, 29.49%, 11/25/24 . 61 63
991134480.UG.FTS.B, 29.49%, 11/25/24 . 81 84
991158315.UG.FTS.B, 29.49%, 11/25/24 . 80 83
991160063.UG.FTS.B, 29.49%, 11/25/24 . 143 147
991163261.UG.FTS.B, 29.49%, 11/25/24 . 136 141
991164308.UG.FTS.B, 29.49%, 11/25/24 . 48 49
991166873.UG.FTS.B, 29.49%, 11/25/24 . 39 41
991170031.UG.FTS.B, 29.49%, 11/25/24 . 81 83
991173770.UG.FTS.B, 29.49%, 11/25/24 . 35 35
991191585.UG.FTS.B, 29.49%, 11/25/24 . 68 70
991193559.UG.FTS.B, 29.49%, 11/25/24 . 135 135
991194512.UG.FTS.B, 29.49%, 11/25/24 . 68 70
991196856.UG.FTS.B, 29.49%, 11/25/24 . 175 183
991197724.UG.FTS.B, 29.49%, 11/25/24 . 88 92
991200416.UG.FTS.B, 29.49%, 11/25/24 . 97 102
991200661.UG.FTS.B, 29.49%, 11/25/24 . 299 313
991206631.UG.FTS.B, 29.49%, 11/25/24 . 38 39
991206760.UG.FTS.B, 29.49%, 11/25/24 . 33 34
991226122.UG.FTS.B, 29.49%, 11/25/24 . 66 69
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991230132.UG.FTS.B, 29.49%, 11/25/24 . $ 359 $ 370
991233017.UG.FTS.B, 29.49%, 11/25/24 . 81 84
991244179.UG.FTS.B, 29.49%, 11/25/24 . 1 1
991252608.UG.FTS.B, 29.49%, 11/25/24 . 65 10
991263083.UG.FTS.B, 29.49%, 11/25/24 . 51 4
991283279.UG.FTS.B, 29.49%, 11/25/24 . 112 116
991288985.UG.FTS.B, 29.49%, 11/25/24 . 23 24
991321816.UG.FTS.B, 29.49%, 11/25/24 . 200 206
991321882.UG.FTS.B, 29.49%, 11/25/24 . 149 152
991238481.UG.FTS.B, 15%, 11/26/24 .... 41 41
991151613.UG.FTS.B, 15.97%, 11/26/24 . 73 73
991124907.UG.FTS.B, 16.99%, 11/26/24 . 2 2
991207377.UG.FTS.B, 16.99%, 11/26/24 . 215 217
991221696.UG.FTS.B, 16.99%, 11/26/24 . 167 166
991132812.UG.FTS.B, 18.97%, 11/26/24 . 584 591
991123371.UG.FTS.B, 19.21%, 11/26/24 . 36 36
991170972.UG.FTS.B, 19.21%, 11/26/24 . 17 17
991190181.UG.FTS.B, 19.8%, 11/26/24 .. 67 68
991232410.UG.FTS.B, 19.8%, 11/26/24 .. 425 431
991270877.UG.FTS.B, 19.8%, 11/26/24 .. 198 2
991146497.UG.FTS.B, 19.99%, 11/26/24 . 9 9
991135690.UG.FTS.B, 20.46%, 11/26/24 . 63 64
991165225.UG.FTS.B, 20.46%, 11/26/24 . 70 70
991197495.UG.FTS.B, 20.97%, 11/26/24 . 4 1
991254536.UG.FTS.B, 20.97%, 11/26/24 . 174 177
991147177.UG.FTS.B, 21.46%, 11/26/24 . 23 23
991147747.UG.FTS.B, 21.46%, 11/26/24 . 187 188
991202672.UG.FTS.B, 21.46%, 11/26/24 . 17 17
991205269.UG.FTS.B, 21.46%, 11/26/24 . 61 61
991217520.UG.FTS.B, 21.46%, 11/26/24 . 295 300
991134541.UG.FTS.B, 21.98%, 11/26/24 . 548 556
991183089.UG.FTS.B, 21.98%, 11/26/24 . 41 42
991199081.UG.FTS.B, 22.97%, 11/26/24 . 5 5
991314717.UG.FTS.B, 22.97%, 11/26/24 . 64 65
991172299.UG.FTS.B, 26.94%, 11/26/24 . 132 134
991147362.UG.FTS.B, 28.98%, 11/26/24 . 56 58
991179397.UG.FTS.B, 29.49%, 11/26/24 . 3 3
991194474.UG.FTS.B, 14.98%, 11/27/24 . 247 249
991197902.UG.FTS.B, 15.97%, 11/27/24 . 2,000 2,019
991269633.UG.FTS.B, 15.97%, 11/27/24 . 1,277 1,283
991213989.UG.FTS.B, 16.99%, 11/27/24 . 219 220
991346650.UG.FTS.B, 16.99%, 11/27/24 . 1,355 1,364
991135757.UG.FTS.B, 17.99%, 11/27/24 . 636 640
991164583.UG.FTS.B, 17.99%, 11/27/24 . 80 80
991165876.UG.FTS.B, 17.99%, 11/27/24 . 512 513
991167230.UG.FTS.B, 17.99%, 11/27/24 . 353 356
991229636.UG.FTS.B, 17.99%, 11/27/24 . 55 55
991302342.UG.FTS.B, 17.99%, 11/27/24 . 21 21
991187964.UG.FTS.B, 18.97%, 11/27/24 . 1 1
991330539.UG.FTS.B, 18.97%, 11/27/24 . 62 62
991133969.UG.FTS.B, 19.21%, 11/27/24 . 562 568
991140136.UG.FTS.B, 19.21%, 11/27/24 . 174 176
991154356.UG.FTS.B, 19.21%, 11/27/24 . 96 98
991227450.UG.FTS.B, 19.21%, 11/27/24 . 101 7
991221997.UG.FTS.B, 19.8%, 11/27/24 .. 169 171
991223353.UG.FTS.B, 19.8%, 11/27/24 .. 103 104
991133653.UG.FTS.B, 19.99%, 11/27/24 . 287 292
991137535.UG.FTS.B, 19.99%, 11/27/24 . 462 38

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991279516.UG.FTS.B, 20.46%, 11/27/24 . $ 202 $ 204
991137442.UG.FTS.B, 21.46%, 11/27/24 . 165 167
991210617.UG.FTS.B, 21.98%, 11/27/24 . 23 1
991139768.UG.FTS.B, 22.97%, 11/27/24 . 816 828
991151923.UG.FTS.B, 22.97%, 11/27/24 . 157 160
991157209.UG.FTS.B, 22.97%, 11/27/24 . 191 193
991342840.UG.FTS.B, 23.95%, 11/27/24 . 138 140
991145320.UG.FTS.B, 25.94%, 11/27/24 . 74 75
991133623.UG.FTS.B, 28.98%, 11/27/24 . 172 174
991136113.UG.FTS.B, 28.98%, 11/27/24 .. 248 249
991141680.UG.FTS.B, 28.98%, 11/27/24 . 373 377
991145237.UG.FTS.B, 28.98%, 11/27/24 . 71 72
991146536.UG.FTS.B, 28.98%, 11/27/24 . 518 527
991154494.UG.FTS.B, 28.98%, 11/27/24 . 73 75
991157851.UG.FTS.B, 28.98%, 11/27/24 . 89 91
991136166.UG.FTS.B, 29.49%, 11/27/24 . 263 268
991139221.UG.FTS.B, 29.49%, 11/27/24 . 527 538
991140086.UG.FTS.B, 29.49%, 11/27/24 . 163 168
991141537.UG.FTS.B, 29.49%, 11/27/24 . 166 169
991141591.UG.FTS.B, 29.49%, 11/27/24 . 1,588 1,635
991142241.UG.FTS.B, 29.49%, 11/27/24 . 30 30
991147761.UG.FTS.B, 29.49%, 11/27/24 . 46 47
991149782.UG.FTS.B, 29.49%, 11/27/24 . 139 142
991154506.UG.FTS.B, 29.49%, 11/27/24 . 21 22
991148717.UG.FTS.B, 14.98%, 11/28/24 . 30 30
991195096.UG.FTS.B, 15.97%, 11/28/24 . 62 63
991144663.UG.FTS.B, 16.99%, 11/28/24 . 103 104
991149169.UG.FTS.B, 16.99%, 11/28/24 . 233 236
991213840.UG.FTS.B, 16.99%, 11/28/24 . 60 14
991345796.UG.FTS.B, 16.99%, 11/28/24 . 346 348
991193408.UG.FTS.B, 17.99%, 11/28/24 . 125 9
991217642.UG.FTS.B, 17.99%, 11/28/24 . 119 120
991195592.UG.FTS.B, 18.97%, 11/28/24 . 85 13
991196672.UG.FTS.B, 18.97%, 11/28/24 . 381 384
991217180.UG.FTS.B, 18.97%, 11/28/24 . 249 250
991254497.UG.FTS.B, 18.97%, 11/28/24 . 124 125
991331498.UG.FTS.B, 18.97%, 11/28/24 . 231 232
991188168.UG.FTS.B, 19.21%, 11/28/24 . 83 84
991198356.UG.FTS.B, 19.21%, 11/28/24 . 219 1
991201541.UG.FTS.B, 19.21%, 11/28/24 . 722 730
991274860.UG.FTS.B, 19.21%, 11/28/24 . 114 115
991293437.UG.FTS.B, 19.21%, 11/28/24 . 77 78
991151832.UG.FTS.B, 19.8%, 11/28/24 .. 89 90
991222744.UG.FTS.B, 19.8%, 11/28/24 .. 59 60
991252549.UG.FTS.B, 19.8%, 11/28/24 .. 333 337
991258450.UG.FTS.B, 19.8%, 11/28/24 .. 93 93
991355941.UG.FTS.B, 19.8%, 11/28/24 .. 373 376
991145907.UG.FTS.B, 19.99%, 11/28/24 . 222 226
991159150.UG.FTS.B, 19.99%, 11/28/24 . 29 30
991146514.UG.FTS.B, 20.97%, 11/28/24 . 43 9
991190759.UG.FTS.B, 20.97%, 11/28/24 . 110 112
991153356.UG.FTS.B, 21.97%, 11/28/24 . 98 100
991143292.UG.FTS.B, 21.98%, 11/28/24 . 133 133
991251155.UG.FTS.B, 21.98%, 11/28/24 . 299 302
991270842.UG.FTS.B, 22.97%, 11/28/24 . 70 71
991322514.UG.FTS.B, 22.97%, 11/28/24 . 530 536
991216089.UG.FTS.B, 26.94%, 11/28/24 . 82 82
991146472.UG.FTS.B, 27.99%, 11/28/24 . 270 277
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991142817.UG.FTS.B, 28.98%, 11/28/24 . $ 3 $ 3
991142924.UG.FTS.B, 28.98%, 11/28/24 . 47 47
991151631.UG.FTS.B, 28.98%, 11/28/24 . 27 28
991158343.UG.FTS.B, 28.98%, 11/28/24 . 505 516
991158370.UG.FTS.B, 28.98%, 11/28/24 . 60 60
991163899.UG.FTS.B, 28.98%, 11/28/24 . 25 25
991204352.UG.FTS.B, 28.98%, 11/28/24 . 5 5
991220671.UG.FTS.B, 28.98%, 11/28/24 . 162 165
991143196.UG.FTS.B, 29.49%, 11/28/24 . 100 103
991143321.UG.FTS.B, 29.49%, 11/28/24 . 85 88
991144250.UG.FTS.B, 29.49%, 11/28/24 . 75 78
991146041.UG.FTS.B, 29.49%, 11/28/24 . 132 136
991146864.UG.FTS.B, 29.49%, 11/28/24 . 44 45
991146991.UG.FTS.B, 29.49%, 11/28/24 . 19 20
991151597.UG.FTS.B, 29.49%, 11/28/24 . 79 79
991152923.UG.FTS.B, 29.49%, 11/28/24 . 191 196
991154246.UG.FTS.B, 29.49%, 11/28/24 . 12 12
991159070.UG.FTS.B, 29.49%, 11/28/24 . 77 79
991179981.UG.FTS.B, 29.49%, 11/28/24 . 2 2
991182908.UG.FTS.B, 15.97%, 11/29/24 . 84 85
991201692.UG.FTS.B, 16.99%, 11/29/24 . 37 37
991217625.UG.FTS.B, 16.99%, 11/29/24 . 355 359
991154797.UG.FTS.B, 17.99%, 11/29/24 . 272 19
991246744.UG.FTS.B, 17.99%, 11/29/24 . 23 23
991217075.UG.FTS.B, 18.8%, 11/29/24 .. 162 162
991196288.UG.FTS.B, 18.97%, 11/29/24 . 3 3
991258245.UG.FTS.B, 18.97%, 11/29/24 . 59 59
991159773.UG.FTS.B, 19.21%, 11/29/24 . 255 258
991177776.UG.FTS.B, 19.21%, 11/29/24 . 385 389
991190438.UG.FTS.B, 19.21%, 11/29/24 . 592 598
991289288.UG.FTS.B, 19.21%, 11/29/24 . 85 86
991217431.UG.FTS.B, 19.8%, 11/29/24 .. 56 57
991266355.UG.FTS.B, 19.8%, 11/29/24 .. 150 1
991155273.UG.FTS.B, 19.99%, 11/29/24 . 91 92
991161380.UG.FTS.B, 19.99%, 11/29/24 . 1,662 1,681
991179894.UG.FTS.B, 19.99%, 11/29/24 . 142 145
991185891.UG.FTS.B, 19.99%, 11/29/24 . 556 570
991178388.UG.FTS.B, 20.46%, 11/29/24 . 65 66
991150621.UG.FTS.B, 20.97%, 11/29/24 . 59 60
991163927.UG.FTS.B, 20.97%, 11/29/24 . 2 2
991199463.UG.FTS.B, 20.97%, 11/29/24 . 2 2
991276814.UG.FTS.B, 21.46%, 11/29/24 . 9 9
991211732.UG.FTS.B, 21.98%, 11/29/24 . 7 7
991230066.UG.FTS.B, 21.98%, 11/29/24 . 44 44
991151698.UG.FTS.B, 22.97%, 11/29/24 . 321 326
991149684.UG.FTS.B, 28.98%, 11/29/24 . 43 44
991149945.UG.FTS.B, 28.98%, 11/29/24 . 388 398
991151364.UG.FTS.B, 28.98%, 11/29/24 . 133 136
991151477.UG.FTS.B, 28.98%, 11/29/24 . 99 101
991152201.UG.FTS.B, 28.98%, 11/29/24 . 204 206
991157592.UG.FTS.B, 28.98%, 11/29/24 . 65 66
991157704.UG.FTS.B, 28.98%, 11/29/24 . 229 234
991157882.UG.FTS.B, 28.98%, 11/29/24 . 38 1
991158118.UG.FTS.B, 28.98%, 11/29/24 .. 59 61
991162272.UG.FTS.B, 28.98%, 11/29/24 . 229 234
991165881.UG.FTS.B, 28.98%, 11/29/24 . 66 67
991202283.UG.FTS.B, 28.98%, 11/29/24 . 110 111
991203049.UG.FTS.B, 28.98%, 11/29/24 . 300 307

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991250633.UG.FTS.B, 28.98%, 11/29/24 . $ 7 $ 7
991367704.UG.FTS.B, 28.98%, 11/29/24 . 158 161
991150696.UG.FTS.B, 29.49%, 11/29/24 . 28 28
991151085.UG.FTS.B, 29.49%, 11/29/24 . 250 40
991151981.UG.FTS.B, 29.49%, 11/29/24 . 67 68
991153994.UG.FTS.B, 29.49%, 11/29/24 . 298 306
991158334.UG.FTS.B, 29.49%, 11/29/24 . 194 199
991159782.UG.FTS.B, 29.49%, 11/29/24 . 45 46
991164378.UG.FTS.B, 29.49%, 11/29/24 . 101 103
991171550.UG.FTS.B, 29.49%, 11/29/24 . 231 235
991171572.UG.FTS.B, 29.49%, 11/29/24 . 27 27
991178434.UG.FTS.B, 29.49%, 11/29/24 . 22 23
991178591.UG.FTS.B, 29.49%, 11/29/24 . 66 66
991350865.UG.FTS.B, 29.49%, 11/29/24 . 12 12
991352691.UG.FTS.B, 29.49%, 11/29/24 . 41 42
991167597.UG.FTS.B, 19.21%, 11/30/24 . 55 56
991377384.UG.FTS.B, 19.21%, 11/30/24 . 67 69
991157062.UG.FTS.B, 19.99%, 11/30/24 . 325 333
991162077.UG.FTS.B, 19.99%, 11/30/24 . 146 150
991210693.UG.FTS.B, 19.99%, 11/30/24 . 140 144
991220098.UG.FTS.B, 19.99%, 11/30/24 . 36 36
991222899.UG.FTS.B, 19.99%, 11/30/24 . 25 25
991239767.UG.FTS.B, 19.99%, 11/30/24 . 109 111
991157471.UG.FTS.B, 20.97%, 11/30/24 . 265 268
991266991.UG.FTS.B, 20.97%, 11/30/24 . 380 382
991273272.UG.FTS.B, 20.97%, 11/30/24 . 311 311
991178246.UG.FTS.B, 21.46%, 11/30/24 . 1,097 1,101
991179425.UG.FTS.B, 26.94%, 11/30/24 . 301 305
991310873.UG.FTS.B, 27.99%, 11/30/24 . 61 62
991156770.UG.FTS.B, 28.98%, 11/30/24 . 81 83
991159902.UG.FTS.B, 28.98%, 11/30/24 . 100 103
991161240.UG.FTS.B, 28.98%, 11/30/24 . 381 385
991162342.UG.FTS.B, 28.98%, 11/30/24 . 247 253
991164810.UG.FTS.B, 28.98%, 11/30/24 . 21 21
991165694.UG.FTS.B, 28.98%, 11/30/24 . 242 248
991170960.UG.FTS.B, 28.98%, 11/30/24 . 56 56
991174311.UG.FTS.B, 28.98%, 11/30/24 .. 86 88
991174605.UG.FTS.B, 28.98%, 11/30/24 . 393 404
991180572.UG.FTS.B, 28.98%, 11/30/24 . 106 108
991181728.UG.FTS.B, 28.98%, 11/30/24 . 98 100
991184808.UG.FTS.B, 28.98%, 11/30/24 . 101 104
991186519.UG.FTS.B, 28.98%, 11/30/24 . 75 76
991190495.UG.FTS.B, 28.98%, 11/30/24 . 149 151
991194174.UG.FTS.B, 28.98%, 11/30/24 . 93 95
991226444.UG.FTS.B, 28.98%, 11/30/24 . 43 43
991247306.UG.FTS.B, 28.98%, 11/30/24 . 1,357 1,387
991253813.UG.FTS.B, 28.98%, 11/30/24 . 20 20
991255130.UG.FTS.B, 28.98%, 11/30/24 . 158 162
991263077.UG.FTS.B, 28.98%, 11/30/24 . 143 147
991301389.UG.FTS.B, 28.98%, 11/30/24 . 127 129
991312114.UG.FTS.B, 28.98%, 11/30/24 . 159 162
991325045.UG.FTS.B, 28.98%, 11/30/24 . 42 43
991353871.UG.FTS.B, 28.98%, 11/30/24 . 36 37
991354445.UG.FTS.B, 28.98%, 11/30/24 . 30 30
991372018.UG.FTS.B, 28.98%, 11/30/24 . 87 89
991378438.UG.FTS.B, 28.98%, 11/30/24 . 72 74
991283230.UG.FTS.B, 29.48%, 11/30/24 . 78 79
991156148.UG.FTS.B, 29.49%, 11/30/24 . 340 23
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991156343.UG.FTS.B, 29.49%, 11/30/24 . $ 164 $ 166
991156625.UG.FTS.B, 29.49%, 11/30/24 . 166 172
991158386.UG.FTS.B, 29.49%, 11/30/24 . 312 317
991159301.UG.FTS.B, 29.49%, 11/30/24 . 41 42
991161270.UG.FTS.B, 29.49%, 11/30/24 . 17 17
991169195.UG.FTS.B, 29.49%, 11/30/24 . 323 333
991170244.UG.FTS.B, 29.49%, 11/30/24 . 25 25
991182361.UG.FTS.B, 29.49%, 11/30/24 . 58 59
991183630.UG.FTS.B, 29.49%, 11/30/24 . 299 306
991184149.UG.FTS.B, 29.49%, 11/30/24 . 130 132
991185246.UG.FTS.B, 29.49%, 11/30/24 . 145 149
991186053.UG.FTS.B, 29.49%, 11/30/24 . 33 34
991192752.UG.FTS.B, 29.49%, 11/30/24 . 65 67
991193473.UG.FTS.B, 29.49%, 11/30/24 . 58 59
991194009.UG.FTS.B, 29.49%, 11/30/24 . 49 –
991195243.UG.FTS.B, 29.49%, 11/30/24 . 1,366 1,404
991201454.UG.FTS.B, 29.49%, 11/30/24 . 73 75
991205442.UG.FTS.B, 29.49%, 11/30/24 . 454 461
991206111.UG.FTS.B, 29.49%, 11/30/24 .. 49 49
991215049.UG.FTS.B, 29.49%, 11/30/24 . 51 51
991219200.UG.FTS.B, 29.49%, 11/30/24 . 42 43
991220330.UG.FTS.B, 29.49%, 11/30/24 . 79 80
991237242.UG.FTS.B, 29.49%, 11/30/24 . 39 40
991262641.UG.FTS.B, 29.49%, 11/30/24 . 173 177
991273969.UG.FTS.B, 29.49%, 11/30/24 . 157 160
991295869.UG.FTS.B, 29.49%, 11/30/24 . 665 679
991302156.UG.FTS.B, 29.49%, 11/30/24 . 98 101
991319229.UG.FTS.B, 29.49%, 11/30/24 . 353 360
991321305.UG.FTS.B, 29.49%, 11/30/24 . 3 3
991354554.UG.FTS.B, 29.49%, 11/30/24 . 46 47
991360797.UG.FTS.B, 29.49%, 11/30/24 . 20 20
991368424.UG.FTS.B, 29.49%, 11/30/24 . 79 81
991194398.UG.FTS.B, 19.99%, 12/01/24 . 31 31
991239748.UG.FTS.B, 19.99%, 12/01/24 . 549 560
991262568.UG.FTS.B, 19.99%, 12/01/24 . 33 33
991324541.UG.FTS.B, 19.99%, 12/01/24 . 87 89
991334704.UG.FTS.B, 19.99%, 12/01/24 . 41 –
991359215.UG.FTS.B, 19.99%, 12/01/24 . 42 43
991231427.UG.FTS.B, 20.46%, 12/01/24 . 179 12
991225649.UG.FTS.B, 20.97%, 12/01/24 . 2,283 2,315
991167443.UG.FTS.B, 21.46%, 12/01/24 . 871 879
991167927.UG.FTS.B, 21.46%, 12/01/24 . 142 144
991165518.UG.FTS.B, 23.95%, 12/01/24 . 97 97
991164749.UG.FTS.B, 27.99%, 12/01/24 . 127 130
991162320.UG.FTS.B, 28.98%, 12/01/24 . 65 67
991165954.UG.FTS.B, 28.98%, 12/01/24 . 53 54
991170068.UG.FTS.B, 28.98%, 12/01/24 . 1,012 1,035
991174550.UG.FTS.B, 28.98%, 12/01/24 . 62 63
991176007.UG.FTS.B, 28.98%, 12/01/24 . 18 18
991181086.UG.FTS.B, 28.98%, 12/01/24 . 41 42
991182500.UG.FTS.B, 28.98%, 12/01/24 . 421 431
991189706.UG.FTS.B, 28.98%, 12/01/24 . 102 104
991190745.UG.FTS.B, 28.98%, 12/01/24 . 36 37
991196333.UG.FTS.B, 28.98%, 12/01/24 . 74 76
991200338.UG.FTS.B, 28.98%, 12/01/24 . 100 102
991203281.UG.FTS.B, 28.98%, 12/01/24 . 162 163
991213420.UG.FTS.B, 28.98%, 12/01/24 . 226 230
991226847.UG.FTS.B, 28.98%, 12/01/24 . 259 263

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991228529.UG.FTS.B, 28.98%, 12/01/24 . $ 142 $ 145
991230587.UG.FTS.B, 28.98%, 12/01/24 . 88 90
991231739.UG.FTS.B, 28.98%, 12/01/24 . 98 100
991251429.UG.FTS.B, 28.98%, 12/01/24 . 103 106
991267046.UG.FTS.B, 28.98%, 12/01/24 . 76 5
991267527.UG.FTS.B, 28.98%, 12/01/24 . 265 271
991305273.UG.FTS.B, 28.98%, 12/01/24 . 96 99
991323706.UG.FTS.B, 28.98%, 12/01/24 . 249 255
991325531.UG.FTS.B, 28.98%, 12/01/24 . 342 349
991328743.UG.FTS.B, 28.98%, 12/01/24 . 397 405
991352854.UG.FTS.B, 28.98%, 12/01/24 . 12 13
991358666.UG.FTS.B, 28.98%, 12/01/24 . 265 271
991372098.UG.FTS.B, 28.98%, 12/01/24 . 12 12
991378052.UG.FTS.B, 28.98%, 12/01/24 . 41 42
991161940.UG.FTS.B, 29.46%, 12/01/24 . 170 174
991163350.UG.FTS.B, 29.49%, 12/01/24 . 92 94
991165411.UG.FTS.B, 29.49%, 12/01/24 . 111 115
991166278.UG.FTS.B, 29.49%, 12/01/24 . 34 35
991166742.UG.FTS.B, 29.49%, 12/01/24 . 57 58
991168466.UG.FTS.B, 29.49%, 12/01/24 . 134 136
991170942.UG.FTS.B, 29.49%, 12/01/24 . 117 118
991171218.UG.FTS.B, 29.49%, 12/01/24 . 487 500
991172237.UG.FTS.B, 29.49%, 12/01/24 . 9 9
991174137.UG.FTS.B, 29.49%, 12/01/24 . 125 127
991174516.UG.FTS.B, 29.49%, 12/01/24 . 178 184
991177853.UG.FTS.B, 29.49%, 12/01/24 . 478 –
991178641.UG.FTS.B, 29.49%, 12/01/24 . 23 23
991180960.UG.FTS.B, 29.49%, 12/01/24 . 129 133
991186231.UG.FTS.B, 29.49%, 12/01/24 . 71 74
991187762.UG.FTS.B, 29.49%, 12/01/24 . 33 33
991195836.UG.FTS.B, 29.49%, 12/01/24 . 25 25
991196169.UG.FTS.B, 29.49%, 12/01/24 . 67 68
991241447.UG.FTS.B, 29.49%, 12/01/24 . 80 82
991246447.UG.FTS.B, 29.49%, 12/01/24 . 167 171
991253430.UG.FTS.B, 29.49%, 12/01/24 . 31 31
991256494.UG.FTS.B, 29.49%, 12/01/24 . 305 311
991279786.UG.FTS.B, 29.49%, 12/01/24 . 12 12
991283740.UG.FTS.B, 29.49%, 12/01/24 . 35 36
991290418.UG.FTS.B, 29.49%, 12/01/24 . 90 93
991290834.UG.FTS.B, 29.49%, 12/01/24 . 33 33
991323578.UG.FTS.B, 29.49%, 12/01/24 . 134 137
991345338.UG.FTS.B, 29.49%, 12/01/24 . 8 8
991383117.UG.FTS.B, 29.49%, 12/01/24 . 134 140
991383396.UG.FTS.B, 29.49%, 12/01/24 . 53 55
991330023.UG.FTS.B, 28.98%, 12/02/24 . 60 62
991347910.UG.FTS.B, 28.98%, 12/02/24 . 81 83
991356309.UG.FTS.B, 28.98%, 12/02/24 . 38 39
991364192.UG.FTS.B, 28.98%, 12/02/24 . 59 62
991348609.UG.FTS.B, 29.49%, 12/02/24 . 30 31
991348696.UG.FTS.B, 29.49%, 12/02/24 . 42 43
991353863.UG.FTS.B, 29.49%, 12/02/24 . 42 7
991354003.UG.FTS.B, 29.49%, 12/02/24 . 39 40
991361643.UG.FTS.B, 29.49%, 12/02/24 . 12 12
991370712.UG.FTS.B, 29.49%, 12/02/24 . 55 57
991373345.UG.FTS.B, 29.49%, 12/02/24 . 54 5
991187412.UG.FTS.B, 19.99%, 12/05/24 . 147 149
991195736.UG.FTS.B, 27.99%, 12/05/24 . 76 77
991190483.UG.FTS.B, 29.49%, 12/05/24 . 45 46
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991200707.UG.FTS.B, 29.49%, 12/05/24 . $ 51 $ 51
991249125.UG.FTS.B, 29.49%, 12/05/24 . 11 11
991301956.UG.FTS.B, 29.49%, 12/05/24 . 13 13
991357406.UG.FTS.B, 29.49%, 12/05/24 . 5 –
991191497.UG.FTS.B, 14.98%, 12/06/24 . 127 129
991214247.UG.FTS.B, 15.97%, 12/06/24 . 51 51
991191303.UG.FTS.B, 16.99%, 12/06/24 . 816 828
991419325.UG.FTS.B, 27.99%, 12/06/24 . 96 98
991201139.UG.FTS.B, 28.98%, 12/06/24 . 95 96
991202979.UG.FTS.B, 28.98%, 12/06/24 . 78 79
991317869.UG.FTS.B, 28.98%, 12/06/24 . 2 2
991378952.UG.FTS.B, 28.98%, 12/06/24 . 69 71
991201759.UG.FTS.B, 29.46%, 12/06/24 . 290 39
991190969.UG.FTS.B, 29.49%, 12/06/24 . 61 24
991223558.UG.FTS.B, 29.49%, 12/06/24 . 9 9
991204789.UG.FTS.B, 15.97%, 12/07/24 . 33 33
991199058.UG.FTS.B, 16.99%, 12/07/24 . 39 40
991205035.UG.FTS.B, 16.99%, 12/07/24 . 744 755
991202225.UG.FTS.B, 19.8%, 12/07/24 .. 213 214
991202795.UG.FTS.B, 19.8%, 12/07/24 .. 406 408
991313472.UG.FTS.B, 19.99%, 12/07/24 . 158 161
991203276.UG.FTS.B, 28.98%, 12/07/24 . 47 48
991218043.UG.FTS.B, 28.98%, 12/07/24 . 746 768
991221020.UG.FTS.B, 28.98%, 12/07/24 . 50 51
991433855.UG.FTS.B, 28.98%, 12/07/24 . 88 90
991204182.UG.FTS.B, 29.49%, 12/07/24 . 549 564
991206725.UG.FTS.B, 29.49%, 12/07/24 . 231 236
991233663.UG.FTS.B, 14.98%, 12/08/24 . 87 88
991345394.UG.FTS.B, 14.98%, 12/08/24 . 203 206
991238380.UG.FTS.B, 15.97%, 12/08/24 . 134 136
991340673.UG.FTS.B, 15.97%, 12/08/24 . 266 269
991205558.UG.FTS.B, 16.99%, 12/08/24 . 156 158
991206337.UG.FTS.B, 16.99%, 12/08/24 . 186 188
991206750.UG.FTS.B, 16.99%, 12/08/24 . 210 210
991206979.UG.FTS.B, 16.99%, 12/08/24 . 2,596 182
991218331.UG.FTS.B, 16.99%, 12/08/24 . 806 819
991287220.UG.FTS.B, 16.99%, 12/08/24 . 120 122
991212387.UG.FTS.B, 17.97%, 12/08/24 . 2,480 2,520
991360888.UG.FTS.B, 17.99%, 12/08/24 . 116 117
991362465.UG.FTS.B, 17.99%, 12/08/24 . 592 597
991386259.UG.FTS.B, 17.99%, 12/08/24 . 38 38
991213249.UG.FTS.B, 19.8%, 12/08/24 .. 131 132
991273011.UG.FTS.B, 19.8%, 12/08/24 .. 250 34
991029759.UG.FTS.B, 19.99%, 12/08/24 . 68 69
991207067.UG.FTS.B, 19.99%, 12/08/24 . 137 140
991210935.UG.FTS.B, 19.99%, 12/08/24 . 328 45
991214641.UG.FTS.B, 19.99%, 12/08/24 . 1,389 1,429
991275636.UG.FTS.B, 19.99%, 12/08/24 . 48 7
991297237.UG.FTS.B, 20.46%, 12/08/24 . 84 84
991358922.UG.FTS.B, 20.46%, 12/08/24 . 139 10
991223797.UG.FTS.B, 22.97%, 12/08/24 . 142 144
991214712.UG.FTS.B, 28.98%, 12/08/24 . 719 740
991217853.UG.FTS.B, 28.98%, 12/08/24 . 925 950
991220601.UG.FTS.B, 28.98%, 12/08/24 . 80 81
991260535.UG.FTS.B, 28.98%, 12/08/24 . 33 33
991265277.UG.FTS.B, 28.98%, 12/08/24 . 57 57
991278212.UG.FTS.B, 28.98%, 12/08/24 . 326 335
991317659.UG.FTS.B, 28.98%, 12/08/24 . 43 44

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991334924.UG.FTS.B, 28.98%, 12/08/24 . $ 465 $ 477
991346915.UG.FTS.B, 28.98%, 12/08/24 . 53 54
991350123.UG.FTS.B, 28.98%, 12/08/24 . 94 96
991358361.UG.FTS.B, 28.98%, 12/08/24 . 64 66
991396086.UG.FTS.B, 28.98%, 12/08/24 . 50 51
991210459.UG.FTS.B, 29.48%, 12/08/24 . 491 491
991214958.UG.FTS.B, 29.48%, 12/08/24 . 421 433
991203718.UG.FTS.B, 29.49%, 12/08/24 . 193 199
991203729.UG.FTS.B, 29.49%, 12/08/24 . 119 123
991207112.UG.FTS.B, 29.49%, 12/08/24 . 79 –
991210195.UG.FTS.B, 29.49%, 12/08/24 . 721 743
991213079.UG.FTS.B, 29.49%, 12/08/24 . 510 528
991244332.UG.FTS.B, 29.49%, 12/08/24 . 42 39
991248866.UG.FTS.B, 29.49%, 12/08/24 . 265 79
991252807.UG.FTS.B, 29.49%, 12/08/24 . 166 170
991259595.UG.FTS.B, 29.49%, 12/08/24 . 112 112
991264409.UG.FTS.B, 29.49%, 12/08/24 . 213 215
991287259.UG.FTS.B, 29.49%, 12/08/24 . 4 4
991317879.UG.FTS.B, 29.49%, 12/08/24 . 149 154
991318654.UG.FTS.B, 29.49%, 12/08/24 . 24 24
991342288.UG.FTS.B, 29.49%, 12/08/24 . 45 41
991349015.UG.FTS.B, 29.49%, 12/08/24 . 332 341
991377012.UG.FTS.B, 29.49%, 12/08/24 . 662 221
991391597.UG.FTS.B, 29.49%, 12/08/24 . 151 155
991433950.UG.FTS.B, 29.49%, 12/08/24 . 38 39
991311660.UG.FTS.B, 14.98%, 12/09/24 . 833 838
991329494.UG.FTS.B, 15.97%, 12/09/24 . 99 99
991355729.UG.FTS.B, 16.99%, 12/09/24 . 77 78
991384624.UG.FTS.B, 16.99%, 12/09/24 . 8 8
991338916.UG.FTS.B, 18.97%, 12/09/24 . 205 206
991405926.UG.FTS.B, 18.97%, 12/09/24 . 39 39
991333702.UG.FTS.B, 19.8%, 12/09/24 .. 776 775
991341287.UG.FTS.B, 20.46%, 12/09/24 . 417 421
991355570.UG.FTS.B, 20.46%, 12/09/24 . 102 103
991370075.UG.FTS.B, 20.97%, 12/09/24 . 93 31
991329266.UG.FTS.B, 23.95%, 12/09/24 . 552 556
991173041.UG.FTS.B, 28.98%, 12/09/24 . 60 4
991311758.UG.FTS.B, 28.98%, 12/09/24 . 36 36
991319463.UG.FTS.B, 28.98%, 12/09/24 . 82 83
991327625.UG.FTS.B, 28.98%, 12/09/24 . 48 49
991336814.UG.FTS.B, 28.98%, 12/09/24 . 314 314
991425673.UG.FTS.B, 28.98%, 12/09/24 . 128 129
991300935.UG.FTS.B, 29.49%, 12/09/24 . 3 3
991308780.UG.FTS.B, 29.49%, 12/09/24 . 42 43
991322433.UG.FTS.B, 29.49%, 12/09/24 . 150 154
991367240.UG.FTS.B, 29.49%, 12/09/24 . 178 181
991407585.UG.FTS.B, 29.49%, 12/09/24 . 117 118
991366767.UG.FTS.B, 14.98%, 12/10/24 . 125 125
991416701.UG.FTS.B, 14.98%, 12/10/24 . 1,574 1,580
991354349.UG.FTS.B, 15.99%, 12/10/24 . 22 22
991441221.UG.FTS.B, 16.99%, 12/10/24 . 174 174
991402286.UG.FTS.B, 17.99%, 12/10/24 . 570 573
991338806.UG.FTS.B, 19.21%, 12/10/24 . 986 393
991361774.UG.FTS.B, 19.8%, 12/10/24 .. 1 1
991323566.UG.FTS.B, 19.99%, 12/10/24 . 1,070 1,090
991391063.UG.FTS.B, 19.99%, 12/10/24 . 74 74
991334473.UG.FTS.B, 21.46%, 12/10/24 . 65 65
991302262.UG.FTS.B, 28.98%, 12/10/24 . 228 76
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991318295.UG.FTS.B, 28.98%, 12/10/24 . $ 88 $ 90
991333962.UG.FTS.B, 28.98%, 12/10/24 . 44 45
991360120.UG.FTS.B, 28.98%, 12/10/24 . 286 290
991331833.UG.FTS.B, 29.49%, 12/10/24 . 369 376
991397722.UG.FTS.B, 29.49%, 12/10/24 . 54 55
991398718.UG.FTS.B, 29.49%, 12/10/24 . 608 621
991407945.UG.FTS.B, 29.49%, 12/10/24 . 304 309
991275626.UG.FTS.B, 14.98%, 12/11/24 . 18 18
991383476.UG.FTS.B, 16.99%, 12/11/24 . 1,647 1,649
991421136.UG.FTS.B, 17.99%, 12/11/24 . 53 –
991322847.UG.FTS.B, 18.97%, 12/11/24 . 203 202
991309704.UG.FTS.B, 19.21%, 12/11/24 . 225 226
991313630.UG.FTS.B, 19.21%, 12/11/24 . 68 68
991359085.UG.FTS.B, 19.21%, 12/11/24 . 268 271
991299880.UG.FTS.B, 19.8%, 12/11/24 .. 110 111
991302424.UG.FTS.B, 22.97%, 12/11/24 . 78 79
991331015.UG.FTS.B, 22.97%, 12/11/24 . 70 70
991314763.UG.FTS.B, 26.94%, 12/11/24 . 227 32
991308149.UG.FTS.B, 28.98%, 12/11/24 . 27 27
991400497.UG.FTS.B, 28.98%, 12/11/24 . 151 153
991425034.UG.FTS.B, 28.98%, 12/11/24 . 373 377
991339855.UG.FTS.B, 15.97%, 12/12/24 . 158 159
991447662.UG.FTS.B, 15.97%, 12/12/24 . 317 318
991334534.UG.FTS.B, 16.99%, 12/12/24 . 76 77
991326016.UG.FTS.B, 17.97%, 12/12/24 . 560 564
991302143.UG.FTS.B, 17.99%, 12/12/24 . 147 147
991341778.UG.FTS.B, 17.99%, 12/12/24 . 244 246
991318950.UG.FTS.B, 19.99%, 12/12/24 . 105 107
991314252.UG.FTS.B, 20.46%, 12/12/24 . 270 272
991447468.UG.FTS.B, 23.95%, 12/12/24 . 429 433
991299959.UG.FTS.B, 28.98%, 12/12/24 . 47 48
991397130.UG.FTS.B, 28.98%, 12/12/24 . 526 533
991300821.UG.FTS.B, 29.49%, 12/12/24 . 159 162
991304189.UG.FTS.B, 29.49%, 12/12/24 . 23 23
991312106.UG.FTS.B, 29.49%, 12/12/24 . 8 8
991387894.UG.FTS.B, 29.49%, 12/12/24 . 258 263
991398771.UG.FTS.B, 29.49%, 12/12/24 . 54 54
991405158.UG.FTS.B, 29.49%, 12/12/24 . 5 5
991424612.UG.FTS.B, 29.49%, 12/12/24 . 60 61
991431493.UG.FTS.B, 29.49%, 12/12/24 . 671 678
991248124.UG.FTS.B, 14.98%, 12/13/24 . 53 54
991302421.UG.FTS.B, 14.98%, 12/13/24 . 995 1,011
991384387.UG.FTS.B, 15.97%, 12/13/24 . 281 281
991417112.UG.FTS.B, 15.97%, 12/13/24 . 2,385 2,401
991309513.UG.FTS.B, 16.99%, 12/13/24 . 344 345
991341019.UG.FTS.B, 17.99%, 12/13/24 . 179 179
991440734.UG.FTS.B, 18.97%, 12/13/24 . 75 76
991346666.UG.FTS.B, 19.21%, 12/13/24 . 82 82
991331713.UG.FTS.B, 19.99%, 12/13/24 . 54 54
991343301.UG.FTS.B, 19.99%, 12/13/24 . 257 261
991373941.UG.FTS.B, 20.46%, 12/13/24 . 142 143
991375502.UG.FTS.B, 20.46%, 12/13/24 . 55 55
991296644.UG.FTS.B, 20.97%, 12/13/24 . 345 352
991345917.UG.FTS.B, 21.46%, 12/13/24 . 470 34
991303612.UG.FTS.B, 28.98%, 12/13/24 . 117 119
991313210.UG.FTS.B, 28.98%, 12/13/24 . 113 112
991346962.UG.FTS.B, 28.98%, 12/13/24 . 61 62
991347766.UG.FTS.B, 28.98%, 12/13/24 . 40 41

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991364308.UG.FTS.B, 28.98%, 12/13/24 . $ 93 $ 95
991367977.UG.FTS.B, 28.98%, 12/13/24 . 102 104
991388005.UG.FTS.B, 28.98%, 12/13/24 . 31 12
991391691.UG.FTS.B, 28.98%, 12/13/24 . 584 595
991411685.UG.FTS.B, 28.98%, 12/13/24 . 217 220
991310090.UG.FTS.B, 29.49%, 12/13/24 . 139 142
991312918.UG.FTS.B, 29.49%, 12/13/24 . 83 85
991334231.UG.FTS.B, 29.49%, 12/13/24 . 322 328
991334276.UG.FTS.B, 29.49%, 12/13/24 . 66 66
991455918.UG.FTS.B, 29.49%, 12/13/24 . 241 245
991249792.UG.FTS.B, 15.97%, 12/14/24 . 2,291 957
991258056.UG.FTS.B, 16.99%, 12/14/24 . 110 111
991248746.UG.FTS.B, 17.99%, 12/14/24 . 62 62
991267867.UG.FTS.B, 14.98%, 12/15/24 . 2,644 2,690
991305580.UG.FTS.B, 14.98%, 12/15/24 . 106 107
991375848.UG.FTS.B, 14.98%, 12/15/24 . 89 90
991274754.UG.FTS.B, 15.97%, 12/15/24 . 1,710 1,736
991289456.UG.FTS.B, 15.97%, 12/15/24 . 204 205
991481298.UG.FTS.B, 15.97%, 12/15/24 . 69 69
991484132.UG.FTS.B, 15.97%, 12/15/24 . 899 903
991255967.UG.FTS.B, 16.99%, 12/15/24 . 50 50
991265175.UG.FTS.B, 16.99%, 12/15/24 . 183 184
991256520.UG.FTS.B, 17.99%, 12/15/24 . 121 123
991290002.UG.FTS.B, 17.99%, 12/15/24 . 63 65
991341386.UG.FTS.B, 17.99%, 12/15/24 . 669 681
991425011.UG.FTS.B, 17.99%, 12/15/24 . 75 76
991447659.UG.FTS.B, 17.99%, 12/15/24 . 108 108
991286797.UG.FTS.B, 18.8%, 12/15/24 .. 31 2
991405120.UG.FTS.B, 18.97%, 12/15/24 . 205 209
991313442.UG.FTS.B, 19.21%, 12/15/24 . 49 50
991484626.UG.FTS.B, 19.21%, 12/15/24 . 607 614
991409003.UG.FTS.B, 19.8%, 12/15/24 .. 88 90
991341925.UG.FTS.B, 20.97%, 12/15/24 . 104 106
991415618.UG.FTS.B, 20.97%, 12/15/24 . 154 155
991256653.UG.FTS.B, 21.46%, 12/15/24 . 87 89
991296657.UG.FTS.B, 23.95%, 12/15/24 . 255 18
991478310.UG.FTS.B, 14.98%, 12/16/24 . 78 79
991375810.UG.FTS.B, 15%, 12/16/24 .... 26 26
991391018.UG.FTS.B, 15%, 12/16/24 .... 263 265
991263041.UG.FTS.B, 15.97%, 12/16/24 . 90 90
991260873.UG.FTS.B, 16.99%, 12/16/24 . 346 349
991260935.UG.FTS.B, 16.99%, 12/16/24 . 185 187
991263408.UG.FTS.B, 16.99%, 12/16/24 . 182 183
991298844.UG.FTS.B, 16.99%, 12/16/24 . 281 281
991331384.UG.FTS.B, 16.99%, 12/16/24 . 269 271
991263277.UG.FTS.B, 17.99%, 12/16/24 . 246 245
991282278.UG.FTS.B, 17.99%, 12/16/24 . 61 61
991291197.UG.FTS.B, 17.99%, 12/16/24 . 660 663
991288835.UG.FTS.B, 18.97%, 12/16/24 . 298 21
991339363.UG.FTS.B, 21.46%, 12/16/24 . 13 13
991324832.UG.FTS.B, 21.98%, 12/16/24 . 77 78
991513641.UG.FTS.B, 23.95%, 12/16/24 . 118 40
991270332.UG.FTS.B, 14.98%, 12/17/24 . 126 128
991398838.UG.FTS.B, 14.98%, 12/17/24 . 788 795
991309883.UG.FTS.B, 15%, 12/17/24 .... 87 88
991473570.UG.FTS.B, 15%, 12/17/24 .... 54 54
991333878.UG.FTS.B, 15.97%, 12/17/24 . 154 153
991515245.UG.FTS.B, 15.97%, 12/17/24 . 3 3
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991517884.UG.FTS.B, 15.97%, 12/17/24 . $ 1 $ 1
991289176.UG.FTS.B, 16.99%, 12/17/24 . 1,164 1,170
991303485.UG.FTS.B, 16.99%, 12/17/24 . 64 64
991304516.UG.FTS.B, 16.99%, 12/17/24 . 600 80
991313589.UG.FTS.B, 16.99%, 12/17/24 . 513 514
991415822.UG.FTS.B, 16.99%, 12/17/24 . 420 56
991427457.UG.FTS.B, 16.99%, 12/17/24 . 23 23
991438848.UG.FTS.B, 16.99%, 12/17/24 . 1,297 1,302
991289039.UG.FTS.B, 17.99%, 12/17/24 . 193 195
991301102.UG.FTS.B, 17.99%, 12/17/24 . 53 54
991472819.UG.FTS.B, 17.99%, 12/17/24 . 228 227
991451584.UG.FTS.B, 18.97%, 12/17/24 . 285 287
991319714.UG.FTS.B, 19.21%, 12/17/24 . 23 23
991368537.UG.FTS.B, 19.21%, 12/17/24 . 43 43
991390886.UG.FTS.B, 19.21%, 12/17/24 . 124 125
991425383.UG.FTS.B, 19.21%, 12/17/24 . 74 75
991370788.UG.FTS.B, 19.8%, 12/17/24 .. 354 355
991382959.UG.FTS.B, 19.8%, 12/17/24 .. 14 14
991407951.UG.FTS.B, 19.8%, 12/17/24 .. 280 282
991523409.UG.FTS.B, 19.8%, 12/17/24 .. 4,549 4,572
991278450.UG.FTS.B, 20.46%, 12/17/24 . 69 70
991488102.UG.FTS.B, 20.46%, 12/17/24 . 164 164
991279256.UG.FTS.B, 20.97%, 12/17/24 . 66 9
991437221.UG.FTS.B, 21.46%, 12/17/24 . 364 122
991499186.UG.FTS.B, 21.98%, 12/17/24 . 106 107
991270128.UG.FTS.B, 28.98%, 12/17/24 . 42 43
991284992.UG.FTS.B, 15.99%, 12/18/24 . 254 255
991298134.UG.FTS.B, 15.99%, 12/18/24 . 153 154
991374578.UG.FTS.B, 16.99%, 12/18/24 . 55 56
991322304.UG.FTS.B, 17.99%, 12/18/24 . 164 22
991329588.UG.FTS.B, 17.99%, 12/18/24 . 474 477
991343423.UG.FTS.B, 17.99%, 12/18/24 . 460 464
991478169.UG.FTS.B, 17.99%, 12/18/24 . 1,756 1,765
991517094.UG.FTS.B, 17.99%, 12/18/24 . 45 46
991290938.UG.FTS.B, 19.21%, 12/18/24 . 759 763
991340064.UG.FTS.B, 19.21%, 12/18/24 . 92 93
991362195.UG.FTS.B, 19.21%, 12/18/24 . 115 8
991355888.UG.FTS.B, 20.46%, 12/18/24 . 1,300 1,311
991279501.UG.FTS.B, 20.97%, 12/18/24 . 160 161
991283292.UG.FTS.B, 21.46%, 12/18/24 . 179 178
991286343.UG.FTS.B, 21.46%, 12/18/24 . 596 602
991300398.UG.FTS.B, 23.95%, 12/18/24 . 281 19
991316123.UG.FTS.B, 23.95%, 12/18/24 . 181 183
991287107.UG.FTS.B, 14.98%, 12/19/24 . 68 68
991339453.UG.FTS.B, 15.97%, 12/19/24 . 57 57
991446289.UG.FTS.B, 15.97%, 12/19/24 . 79 79
991511356.UG.FTS.B, 15.97%, 12/19/24 . 241 242
991351714.UG.FTS.B, 16.99%, 12/19/24 . 543 47
991489325.UG.FTS.B, 16.99%, 12/19/24 . 74 75
991469894.UG.FTS.B, 17.99%, 12/19/24 . 116 117
991348742.UG.FTS.B, 18.97%, 12/19/24 . 34 34
991454147.UG.FTS.B, 20.46%, 12/19/24 . 46 47
991395795.UG.FTS.B, 20.97%, 12/19/24 . 359 358
991294927.UG.FTS.B, 21.98%, 12/19/24 . 148 149
991328367.UG.FTS.B, 14.98%, 12/20/24 . 84 84
991296195.UG.FTS.B, 15%, 12/20/24 .... 216 218
991333020.UG.FTS.B, 15%, 12/20/24 .... 475 479
991348628.UG.FTS.B, 15.97%, 12/20/24 . 386 53

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991365579.UG.FTS.B, 15.97%, 12/20/24 . $ 993 $ 147
991375709.UG.FTS.B, 15.97%, 12/20/24 . 92 92
991457206.UG.FTS.B, 15.97%, 12/20/24 . 395 398
991504029.UG.FTS.B, 15.97%, 12/20/24 . 265 266
991303599.UG.FTS.B, 16.99%, 12/20/24 . 563 567
991310742.UG.FTS.B, 16.99%, 12/20/24 . 64 64
991350184.UG.FTS.B, 16.99%, 12/20/24 . 152 153
991371806.UG.FTS.B, 16.99%, 12/20/24 . 1,120 78
991423752.UG.FTS.B, 16.99%, 12/20/24 . 63 63
991440844.UG.FTS.B, 16.99%, 12/20/24 . 780 781
991458324.UG.FTS.B, 16.99%, 12/20/24 . 209 210
991521970.UG.FTS.B, 16.99%, 12/20/24 . 52 52
991304140.UG.FTS.B, 17.99%, 12/20/24 . 117 118
991346525.UG.FTS.B, 17.99%, 12/20/24 . 409 412
991349664.UG.FTS.B, 17.99%, 12/20/24 . 73 73
991512531.UG.FTS.B, 17.99%, 12/20/24 . 35 35
991381262.UG.FTS.B, 18.97%, 12/20/24 . 57 58
991422168.UG.FTS.B, 19.21%, 12/20/24 . 1,531 1,538
991425928.UG.FTS.B, 19.46%, 12/20/24 . 48 48
991305111.UG.FTS.B, 19.8%, 12/20/24 .. 336 337
991309911.UG.FTS.B, 19.8%, 12/20/24 .. 639 644
991415873.UG.FTS.B, 19.8%, 12/20/24 .. 758 764
991438242.UG.FTS.B, 15.97%, 12/21/24 . 106 107
991495192.UG.FTS.B, 16.99%, 12/21/24 . 669 672
991505343.UG.FTS.B, 17.99%, 12/21/24 . 108 109
991152322.UG.FTS.B, 26.94%, 12/27/24 . 804 70
991216328.UG.FTS.B, 26.94%, 12/27/24 . 162 14
991182116.UG.FTS.B, 28.98%, 12/28/24 . 49 50
991039478.UG.FTS.B, 16.99%, 1/09/25 .. 248 250
991031280.UG.FTS.B, 28.98%, 1/09/25 .. 64 66
991063837.UG.FTS.B, 19.8%, 1/13/25 ... 93 93
991130059.UG.FTS.B, 19.8%, 1/13/25 ... 72 72
991104861.UG.FTS.B, 25.95%, 1/13/25 .. 33 28
991253923.UG.FTS.B, 25.95%, 1/16/25 .. 125 109
991070598.UG.FTS.B, 28.98%, 1/16/25 .. 545 553
991145095.UG.FTS.B, 29.49%, 1/17/25 .. 43 44
991254871.UG.FTS.B, 29.49%, 1/17/25 .. 63 4
991198112.UG.FTS.B, 19.8%, 1/19/25 ... 150 152
991166382.UG.FTS.B, 26.94%, 1/20/25 .. 60 61
991149182.UG.FTS.B, 28.48%, 1/21/25 .. 69 69
991182716.UG.FTS.B, 21.98%, 1/26/25 .. 142 119
991236126.UG.FTS.B, 28.98%, 1/29/25 .. 37 38
991364689.UG.FTS.B, 19.99%, 1/30/25 .. 58 48
991015397.UG.FTS.B, 21.46%, 2/06/25 .. 89 6
991174773.UG.FTS.B, 29.49%, 2/06/25 .. 69 4
991036234.UG.FTS.B, 21.98%, 2/07/25 .. 181 152
991032314.UG.FTS.B, 29.49%, 2/07/25 .. 289 242
991338381.UG.FTS.B, 16.99%, 2/09/25 .. 87 87
991184036.UG.FTS.B, 19.21%, 2/09/25 .. 69 69
991345307.UG.FTS.B, 29.49%, 2/09/25 .. 62 50
991229420.UG.FTS.B, 18.97%, 2/10/25 .. 210 211
991037811.UG.FTS.B, 19.8%, 2/10/25 ... 16 16
991231578.UG.FTS.B, 18.97%, 2/12/25 .. 1,538 1,545
991247002.UG.FTS.B, 19.8%, 2/12/25 ... 174 175
991232539.UG.FTS.B, 20.97%, 2/12/25 .. 108 88
991052998.UG.FTS.B, 20.46%, 2/13/25 .. 11 11
991239064.UG.FTS.B, 23.95%, 2/13/25 .. 261 80
991263681.UG.FTS.B, 29.49%, 2/14/25 .. 76 22
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991100419.UG.FTS.B, 19.8%, 2/15/25 ... $ 53 $ 43
991257818.UG.FTS.B, 28.98%, 2/15/25 .. 126 129
991266466.UG.FTS.B, 18.97%, 2/17/25 .. 267 221
991084445.UG.FTS.B, 28.98%, 2/17/25 .. 102 92
991222930.UG.FTS.B, 28.98%, 2/17/25 .. 129 105
991113882.UG.FTS.B, 29.49%, 2/17/25 .. 178 185
991191696.UG.FTS.B, 29.49%, 2/17/25 .. 174 141
991258723.UG.FTS.B, 29.49%, 2/17/25 .. 72 61
991259944.UG.FTS.B, 29.49%, 2/17/25 .. 48 39
991125422.UG.FTS.B, 28.98%, 2/18/25 .. 553 446
991163497.UG.FTS.B, 28.98%, 2/18/25 .. 330 22
991150600.UG.FTS.B, 29.49%, 2/18/25 .. 713 50
991185927.UG.FTS.B, 29.49%, 2/18/25 .. 51 42
991267091.UG.FTS.B, 21.98%, 2/19/25 .. 1,534 120
991138300.UG.FTS.B, 28.98%, 2/19/25 .. 24 22
991177091.UG.FTS.B, 28.98%, 2/19/25 .. 490 502
991114374.UG.FTS.B, 29.49%, 2/19/25 .. 177 181
991195967.UG.FTS.B, 29.49%, 2/19/25 .. 120 100
991180574.UG.FTS.B, 26.94%, 2/20/25 .. 183 186
991116156.UG.FTS.B, 29.49%, 2/20/25 .. 67 68
991126095.UG.FTS.B, 19.46%, 2/21/25 .. 68 57
991168372.UG.FTS.B, 19.8%, 2/21/25 ... 973 798
991132382.UG.FTS.B, 19.99%, 2/21/25 .. 75 6
991119625.UG.FTS.B, 21.46%, 2/21/25 .. 303 306
991114478.UG.FTS.B, 28.98%, 2/21/25 .. 140 143
991189874.UG.FTS.B, 28.98%, 2/21/25 .. 1,003 86
991120312.UG.FTS.B, 29.49%, 2/21/25 .. 918 939
991127127.UG.FTS.B, 29.49%, 2/21/25 .. 146 10
991139033.UG.FTS.B, 29.49%, 2/21/25 .. 543 557
991126948.UG.FTS.B, 28.98%, 2/22/25 .. 700 713
991323210.UG.FTS.B, 28.98%, 2/22/25 .. 364 377
991123245.UG.FTS.B, 26.94%, 2/23/25 .. 415 61
991124999.UG.FTS.B, 28.98%, 2/23/25 .. 246 202
991134858.UG.FTS.B, 28.98%, 2/23/25 .. 949 782
991277503.UG.FTS.B, 19.8%, 2/24/25 ... 187 188
991137424.UG.FTS.B, 19.8%, 2/25/25 ... 612 612
991212968.UG.FTS.B, 19.8%, 2/26/25 ... 461 467
991187935.UG.FTS.B, 20.97%, 2/27/25 .. 35 29
991231794.UG.FTS.B, 20.97%, 2/27/25 .. 857 689
991198258.UG.FTS.B, 21.46%, 2/27/25 .. 298 302
991178511.UG.FTS.B, 22.97%, 2/27/25 .. 137 9
991151079.UG.FTS.B, 29.49%, 2/27/25 .. 69 71
991157887.UG.FTS.B, 29.49%, 2/27/25 .. 62 64
991217237.UG.FTS.B, 28.98%, 2/28/25 .. 51 42
991247481.UG.FTS.B, 29.49%, 2/28/25 .. 304 246
991284608.UG.FTS.B, 21.98%, 3/04/25 .. 216 199
991233872.UG.FTS.B, 17.99%, 3/05/25 .. 81 67
991216498.UG.FTS.B, 19.99%, 3/05/25 .. 3,142 910
991226863.UG.FTS.B, 28.98%, 3/05/25 .. 133 138
991216602.UG.FTS.B, 29.48%, 3/05/25 .. 437 373
991323235.UG.FTS.B, 18.97%, 3/07/25 .. 222 223
991312810.UG.FTS.B, 29.49%, 3/07/25 .. 82 75
991423603.UG.FTS.B, 29.49%, 3/07/25 .. 68 56
991299810.UG.FTS.B, 29.49%, 3/08/25 .. 83 6
991297454.UG.FTS.B, 28.98%, 3/09/25 .. 45 46
991315274.UG.FTS.B, 28.98%, 3/09/25 .. 420 –
991038962.UG.FTS.B, 29.49%, 3/09/25 .. 36 37
991451736.UG.FTS.B, 19.8%, 3/10/25 ... 603 613

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991097752.UG.FTS.B, 29.49%, 3/17/25 .. $ 61 $ 63
991256789.UG.FTS.B, 28.98%, 3/18/25 .. 338 345
991164566.UG.FTS.B, 29.49%, 3/18/25 .. 129 –
991169914.UG.FTS.B, 28.98%, 3/20/25 .. 292 20
991253796.UG.FTS.B, 29.49%, 3/22/25 .. 102 16
991170025.UG.FTS.B, 29.49%, 3/23/25 .. 67 –
991297898.UG.FTS.B, 29.49%, 3/23/25 .. 59 62
991198311.UG.FTS.B, 29.49%, 3/28/25 .. 106 109
991282718.UG.FTS.B, 29.49%, 3/28/25 .. 45 46
991229899.UG.FTS.B, 28.98%, 3/29/25 .. 66 68
991342598.UG.FTS.B, 28.98%, 4/05/25 .. 69 72
991356417.UG.FTS.B, 29.49%, 4/05/25 .. 109 112
991147993.UG.FTS.B, 20.46%, 4/12/25 .. 258 259
991089356.UG.FTS.B, 28.98%, 4/17/25 .. 87 89
991152518.UG.FTS.B, 18.97%, 4/23/25 .. 124 127
991176181.UG.FTS.B, 19.99%, 4/23/25 .. 1,130 160
991179044.UG.FTS.B, 21.46%, 4/29/25 .. 457 353
991072361.UG.FTS.B, 21.46%, 5/10/25 .. 306 242
991226484.UG.FTS.B, 21.46%, 5/10/25 .. 370 291
991515123.UG.FTS.B, 17.99%, 5/17/25 .. 904 62
991204148.UG.FTS.B, 21.98%, 5/17/25 .. 5 5
991104826.UG.FTS.B, 29.49%, 5/20/25 .. 91 94
991137652.UG.FTS.B, 29.49%, 5/20/25 .. 11 11
991217394.UG.FTS.B, 29.49%, 5/20/25 .. 91 72
991168137.UG.FTS.B, 19.8%, 5/21/25 ... 220 221
991171681.UG.FTS.B, 17.99%, 5/25/25 .. 92 92
991223413.UG.FTS.B, 28.98%, 5/28/25 .. 101 104
991182789.UG.FTS.B, 28.98%, 5/29/25 .. 153 155
991014881.UG.FTS.B, 20.46%, 6/07/25 .. 892 910
991031395.UG.FTS.B, 29.49%, 6/09/25 .. 83 –
991031396.UG.FTS.B, 29.49%, 6/09/25 .. 59 62
991060601.UG.FTS.B, 22.97%, 6/12/25 .. 172 135
991329135.UG.FTS.B, 19.8%, 6/17/25 ... 4,577 4,604
991191984.UG.FTS.B, 29.49%, 6/17/25 .. 61 54
991260952.UG.FTS.B, 28.98%, 6/20/25 .. 83 4
991148239.UG.FTS.B, 29.49%, 6/20/25 .. 487 501
991112802.UG.FTS.B, 28.98%, 6/22/25 .. 513 413
991285509.UG.FTS.B, 29.49%, 6/22/25 .. 1,043 –
991169188.UG.FTS.B, 29.49%, 6/23/25 .. 442 343
991180816.UG.FTS.B, 29.49%, 6/23/25 .. 146 115
991311828.UG.FTS.B, 17.99%, 6/25/25 .. 269 190
991217112.UG.FTS.B, 21.46%, 6/25/25 .. 280 214
991242367.UG.FTS.B, 29.49%, 6/28/25 .. 76 5
991213890.UG.FTS.B, 29.49%, 7/07/25 .. 88 22
991025029.UG.FTS.B, 21.46%, 7/09/25 .. 182 186
991052299.UG.FTS.B, 20.97%, 7/12/25 .. 637 44
991259405.UG.FTS.B, 22.97%, 7/12/25 .. 821 640
991293334.UG.FTS.B, 16.99%, 7/13/25 .. 1,756 1,764
991078332.UG.FTS.B, 25.95%, 7/17/25 .. 139 19
991184596.UG.FTS.B, 27.99%, 7/17/25 .. 649 665
991146431.UG.FTS.B, 28.98%, 7/17/25 .. 62 63
991169822.UG.FTS.B, 29.49%, 7/17/25 .. 504 522
991119833.UG.FTS.B, 19.21%, 7/20/25 .. 615 442
991131752.UG.FTS.B, 29.49%, 7/20/25 .. 118 117
991125415.UG.FTS.B, 28.98%, 7/21/25 .. 196 201
991119119.UG.FTS.B, 29.49%, 7/23/25 ... 160 168
991149915.UG.FTS.B, 29.49%, 7/25/25 .. 102 –
991300215.UG.FTS.B, 21.46%, 8/08/25 .. 92 70
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991108267.UG.FTS.B, 29.49%, 8/08/25 .. $ 173 $ 41
991358540.UG.FTS.B, 14.98%, 8/15/25 .. 385 290
991168160.UG.FTS.B, 21.46%, 8/16/25 .. 179 181
991280082.UG.FTS.B, 29.49%, 8/19/25 .. 57 58
991103252.UG.FTS.B, 29.46%, 8/20/25 .. 238 241
991239388.UG.FTS.B, 29.49%, 8/21/25 .. 90 93
991138789.UG.FTS.B, 21.46%, 8/22/25 .. 147 109
991115956.UG.FTS.B, 28.98%, 8/22/25 .. 1,171 918
991131037.UG.FTS.B, 21.46%, 9/08/25 .. 302 233
991201385.UG.FTS.B, 28.98%, 9/09/25 .. 182 135
991054142.UG.FTS.B, 19.8%, 9/11/25 ... 68 50
991147839.UG.FTS.B, 22.97%, 9/11/25 .. 501 374
991096721.UG.FTS.B, 19.21%, 9/16/25 .. 193 14
991421184.UG.FTS.B, 29.49%, 10/06/25 . 185 134
991054408.UG.FTS.B, 28.98%, 10/08/25 . 494 516
991418802.UG.FTS.B, 29.49%, 10/10/25 . 96 22
991178650.UG.FTS.B, 28.98%, 10/19/25 . 404 20
991299072.UG.FTS.B, 29.49%, 10/23/25 . 197 147
991074295.UG.FTS.B, 29.49%, 11/09/25 . 170 130
991258611.UG.FTS.B, 21.98%, 11/14/25 . 1,914 1,904
991215163.UG.FTS.B, 19.8%, 11/15/25 .. 656 653
991237888.UG.FTS.B, 28.98%, 11/15/25 . 538 548
991264341.UG.FTS.B, 29.49%, 11/16/25 . 337 18
991099491.UG.FTS.B, 29.49%, 11/17/25 . 225 232
991092476.UG.FTS.B, 21.46%, 11/19/25 . 240 17
991239091.UG.FTS.B, 29.49%, 11/20/25 . 663 679
991134257.UG.FTS.B, 29.49%, 11/21/25 . 2,431 2,503
991228566.UG.FTS.B, 29.49%, 11/23/25 . 148 157
991252958.UG.FTS.B, 18.97%, 11/24/25 . 294 292
991258407.UG.FTS.B, 29.49%, 11/28/25 . 197 28
991326057.UG.FTS.B, 29.49%, 11/28/25 . 105 106
991186676.UG.FTS.B, 29.49%, 11/29/25 . 544 560
991339390.UG.FTS.B, 29.49%, 12/05/25 . 482 356
991026129.UG.FTS.B, 29.49%, 12/06/25 . 179 182
991369350.UG.FTS.B, 21.46%, 12/07/25 . 86 63
991098718.UG.FTS.B, 23.95%, 12/09/25 . 505 26
991102904.UG.FTS.B, 29.49%, 12/09/25 . 104 7
991305854.UG.FTS.B, 29.49%, 12/09/25 . 207 153
991257232.UG.FTS.B, 28.98%, 12/28/25 . 213 219
991269532.UG.FTS.B, 29.46%, 1/05/26 .. 134 140
991238529.UG.FTS.B, 19.8%, 1/16/26 ... 1,558 1,549
991218283.UG.FTS.B, 14.98%, 1/27/26 .. 3,728 2,491
991319523.UG.FTS.B, 15.97%, 2/10/26 .. 93 63
991116103.UG.FTS.B, 29.49%, 2/23/26 .. 122 130
991037607.UG.FTS.B, 28.98%, 3/08/26 .. 104 74
991033157.UG.FTS.B, 22.97%, 3/09/26 .. 973 973
991178342.UG.FTS.B, 28.98%, 3/28/26 .. 343 244
991080210.UG.FTS.B, 28.98%, 4/08/26 .. 290 211
991046765.UG.FTS.B, 15.97%, 4/10/26 .. 130 86
991120791.UG.FTS.B, 15.97%, 4/10/26 .. 1,433 948
991058306.UG.FTS.B, 20.46%, 4/11/26 .. 505 332
991115841.UG.FTS.B, 29.49%, 4/21/26 .. 977 694
991231725.UG.FTS.B, 29.49%, 5/18/26 .. 290 291
991110203.UG.FTS.B, 29.49%, 5/19/26 .. 195 25
991158407.UG.FTS.B, 29.49%, 5/28/26 .. 124 89
991069043.UG.FTS.B, 26.49%, 6/09/26 .. 258 18
991042430.UG.FTS.B, 17.99%, 6/10/26 .. 2,464 1,738
991089727.UG.FTS.B, 17.99%, 6/10/26 .. 5,812 3,712

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991225567.UG.FTS.B, 19.8%, 6/18/26 ... $ 239 $ 26
991161030.UG.FTS.B, 29.49%, 6/18/26 .. 146 148
991299503.UG.FTS.B, 17.99%, 6/27/26 .. 282 182
991162953.UG.FTS.B, 26.94%, 7/27/26 .. 158 101
991127641.UG.FTS.B, 29.49%, 8/22/26 .. 423 426
991015912.UG.FTS.B, 20.97%, 9/07/26 .. 588 584
991142024.UG.FTS.B, 28.98%, 10/19/26 . 1,520 973
991020944.UG.FTS.B, 15.99%, 11/08/26 . 2,433 2,486
991197071.UG.FTS.B, 21.98%, 11/09/26 . 218 45
991074802.UG.FTS.B, 22.36%, 11/11/26 . 5,701 5,986
991215907.UG.FTS.B, 16.99%, 11/12/26 . 1,236 1,264
991164893.UG.FTS.B, 19.99%, 11/13/26 . 58 58
991087378.UG.FTS.B, 21.36%, 11/15/26 . 516 536
991223479.UG.FTS.B, 29.49%, 11/18/26 . 192 23
991240407.UG.FTS.B, 28.98%, 11/20/26 . 671 397
991120820.UG.FTS.B, 29.49%, 11/21/26 . 812 55
991120297.UG.FTS.B, 22.97%, 11/23/26 . 1,812 1,842
991322375.UG.FTS.B, 28.98%, 11/28/26 . 742 50
991383601.UG.FTS.B, 20.97%, 11/29/26 . 238 148
991262312.UG.FTS.B, 29.49%, 11/29/26 . 144 144
991356469.UG.FTS.B, 16.99%, 12/07/26 . 68 68
991226691.UG.FTS.B, 15.99%, 12/09/26 . 209 219
991249712.UG.FTS.B, 15.99%, 12/09/26 . 2,613 2,723
991265247.UG.FTS.B, 16.99%, 12/12/26 . 341 354
991359359.UG.FTS.B, 15.99%, 12/14/26 . 552 572
991467528.UG.FTS.B, 15.99%, 12/14/26 . 330 342
991258909.UG.FTS.B, 16.99%, 12/14/26 . 675 696
991469109.UG.FTS.B, 18.98%, 12/15/26 . 574 587
991326633.UG.FTS.B, 21.99%, 12/19/26 . 561 577
991389147.UG.FTS.B, 22.36%, 12/19/26 . 108 110
991143728.UG.FTS.B, 18.21%, 12/26/26 . 529 319
991418120.UG.FTS.B, 14.98%, 1/13/27 .. 168 104
991115930.UG.FTS.B, 29.49%, 4/19/27 .. 630 384
991266262.UG.FTS.B, 19.8%, 7/16/27 ... 1,305 1,276
991363340.UG.FTS.B, 29.49%, 2/28/28 .. 8 1
991188769.UG.FTS.B, 21.46%, 4/25/28 .. 25 22
991080461.UG.FTS.B, 29.49%, 8/17/28 .. 27 24
991233225.UG.FTS.B, 29.48%, 10/19/28 . 1 1
991034815.UG.FTS.B, 29.49%, 11/09/28 . 1 –
991113763.UG.FTS.B, 20.47%, 11/11/28 .. 10 1
991063812.UG.FTS.B, 19.96%, 11/12/28 . 1 –
991089483.UG.FTS.B, 29.49%, 11/15/28 . 168 165
991102474.UG.FTS.B, 29.49%, 11/16/28 . 2,500 2,474
991081404.UG.FTS.B, 18.71%, 11/17/28 . 68 67
991218561.UG.FTS.B, 20.47%, 11/17/28 . 5 –
991110963.UG.FTS.B, 22.47%, 11/17/28 .. 1 –
991317220.UG.FTS.B, 28.48%, 11/21/28 . 21 1
991123210.UG.FTS.B, 29.49%, 11/21/28 . 26 26
991228271.UG.FTS.B, 29.49%, 11/29/28 . 1 –
991211029.UG.FTS.B, 29.48%, 12/05/28 . 55 14
991448905.UG.FTS.B, 29.49%, 12/06/28 . 6 –
991309417.UG.FTS.B, 20.47%, 12/15/28 . 236 16
991072454.UG.FTS.B, 29.49%, 2/09/29 .. 30 1
991108107.UG.FTS.B, 29.49%, 2/17/29 .. 9 8
991269656.UG.FTS.B, 29.49%, 3/17/29 .. 3 1
991158478.UG.FTS.B, 29.49%, 3/27/29 .. 39 36
991323937.UG.FTS.B, 29.49%, 3/28/29 .. 14 14
991130453.UG.FTS.B, 29.49%, 4/17/29 .. 16 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991192873.UG.FTS.B, 29.49%, 4/18/29 .. $ 10 $ 1
991218514.UG.FTS.B, 29.49%, 4/28/29 .. 21 1
991334897.UG.FTS.B, 29.49%, 5/07/29 .. 5 5
991046688.UG.FTS.B, 18.71%, 5/11/29 .. 77 5
991298521.UG.FTS.B, 15%, 5/13/29 ..... 3 3
991133361.UG.FTS.B, 29.49%, 5/14/29 .. 19 2
991113138.UG.FTS.B, 28.98%, 5/17/29 .. 1 1
991206154.UG.FTS.B, 29.49%, 5/17/29 .. 1 1
991150671.UG.FTS.B, 28.98%, 5/18/29 .. 5 –
991101168.UG.FTS.B, 29.49%, 5/19/29 .. 12 2
991162076.UG.FTS.B, 28.98%, 5/20/29 .. 1 1
991274490.UG.FTS.B, 29.49%, 5/20/29 .. 10 10
991305981.UG.FTS.B, 29.49%, 5/20/29 .. 1 1
991238561.UG.FTS.B, 28.98%, 5/21/29 .. 3 3
991308841.UG.FTS.B, 28.98%, 5/21/29 .. 20 2
991283471.UG.FTS.B, 29.49%, 5/21/29 .. 19 19
991160218.UG.FTS.B, 29.49%, 5/28/29 .. 3 3
991219825.UG.FTS.B, 28.98%, 5/29/29 .. 3 3
413,032
Upstart Network, Inc.
L1410764.UP.FTS.B, 15.3%, 7/09/24 .... 307 307
FW1612116.UP.FTS.B, 6%, 8/23/24 ..... 696 692
L1612016.UP.FTS.B, 8.95%, 8/23/24 .... 366 365
FW1611989.UP.FTS.B, 12.35%, 8/23/24 .. 486 469
L1611926.UP.FTS.B, 17.14%, 8/23/24 .... 114 115
L1612903.UP.FTS.B, 17.72%, 8/23/24 .... 695 699
L1612795.UP.FTS.B, 19.34%, 8/23/24 .... 1,068 1,075
FW1611869.UP.FTS.B, 19.81%, 8/23/24 .. 271 273
L1612495.UP.FTS.B, 22.7%, 8/23/24 .... 741 53
L1612257.UP.FTS.B, 22.94%, 8/23/24 .... 2,960 2,980
FW1606291.UP.FTS.B, 27.01%, 8/23/24 .. 620 624
FW1604455.UP.FTS.B, 27.65%, 8/23/24 .. 790 795
FW1613150.UP.FTS.B, 30.32%, 8/23/24 .. 390 58
FW1611405.UP.FTS.B, 30.92%, 8/23/24 .. 1,148 1,156
FW1612870.UP.FTS.B, 32.37%, 8/23/24 .. 826 832
FW1618227.UP.FTS.B, 7.62%, 8/24/24 ... 1,947 1,935
L1615041.UP.FTS.B, 7.72%, 8/24/24 .... 737 732
L1613537.UP.FTS.B, 10.76%, 8/24/24 .... 1,149 1,146
FW1616172.UP.FTS.B, 14.22%, 8/24/24 .. 501 501
L1617307.UP.FTS.B, 16.47%, 8/24/24 .... 191 192
FW1612144.UP.FTS.B, 17.97%, 8/24/24 .. 411 414
L1616998.UP.FTS.B, 18.36%, 8/24/24 .... 661 248
FW1616441.UP.FTS.B, 18.68%, 8/24/24 .. 339 342
L1613531.UP.FTS.B, 19.04%, 8/24/24 .... 424 427
L1616789.UP.FTS.B, 21.29%, 8/24/24 .... 172 172
L1613701.UP.FTS.B, 22.48%, 8/24/24 .... 1,324 1,333
L1614621.UP.FTS.B, 22.87%, 8/24/24 .... 1,295 1,307
L1614292.UP.FTS.B, 22.91%, 8/24/24 .... 148 149
FW1616265.UP.FTS.B, 25.8%, 8/24/24 ... 920 927
FW1613406.UP.FTS.B, 26.85%, 8/24/24 .. 1,599 1,612
FW1617697.UP.FTS.B, 29%, 8/24/24 .... 442 446
FW1617880.UP.FTS.B, 29.1%, 8/24/24 ... 317 319
L1620409.UP.FTS.B, 9.92%, 8/25/24 .... 253 252
L1609249.UP.FTS.B, 10.93%, 8/25/24 .... 640 640
L1618817.UP.FTS.B, 13.07%, 8/25/24 .... 925 52
L1618890.UP.FTS.B, 13.2%, 8/25/24 .... 983 45
L1619755.UP.FTS.B, 13.74%, 8/25/24 .... 742 742

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1595806.UP.FTS.B, 16.33%, 8/25/24 .... $ 465 $ 468
FW1618611.UP.FTS.B, 19.46%, 8/25/24 .. 584 588
L1620021.UP.FTS.B, 20.47%, 8/25/24 .... 288 290
L1620934.UP.FTS.B, 22.56%, 8/25/24 .... 559 563
L1618207.UP.FTS.B, 22.64%, 8/25/24 .... 589 594
FW1618720.UP.FTS.B, 30.08%, 8/25/24 .. 1,154 1,162
L1612835.UP.FTS.B, 11.9%, 8/26/24 ..... 520 520
L1706751.UP.FTS.B, 6.12%, 9/13/24 .... 1,452 1,443
L1707041.UP.FTS.B, 6.68%, 9/13/24 .... 4,079 4,052
L1706804.UP.FTS.B, 14.15%, 9/13/24 .... 1,991 1,993
L1706922.UP.FTS.B, 15.62%, 9/13/24 .... 6,721 6,762
L1704236.UP.FTS.B, 15.99%, 9/13/24 .... 1,486 1,495
L1702670.UP.FTS.B, 17.62%, 9/13/24 .... 684 236
FW1704884.UP.FTS.B, 18%, 9/13/24 .... 183 183
L1706370.UP.FTS.B, 22.24%, 9/13/24 .... 543 546
FW1690887.UP.FTS.B, 23.14%, 9/13/24 .. 745 748
L1705591.UP.FTS.B, 23.35%, 9/13/24 .... 774 774
FW1704787.UP.FTS.B, 26.17%, 9/13/24 .. 874 124
FW1706468.UP.FTS.B, 26.54%, 9/13/24 .. 505 36
FW1706959.UP.FTS.B, 28.41%, 9/13/24 .. 387 389
L1705350.UP.FTS.B, 7.7%, 9/26/24 ..... 735 733
L1880417.UP.FTS.B, 5.63%, 10/19/24 .... 252 250
L1877544.UP.FTS.B, 9.08%, 10/19/24 .... 186 185
L1828554.UP.FTS.B, 9.21%, 10/19/24 .... 279 279
L1880929.UP.FTS.B, 9.86%, 10/19/24 .... 939 937
L1877810.UP.FTS.B, 10.5%, 10/19/24 .... 417 416
FW1880015.UP.FTS.B, 10.71%, 10/19/24 . 3,240 3,238
FW1880412.UP.FTS.B, 11.4%, 10/19/24 .. 1,912 1,911
FW1881446.UP.FTS.B, 11.54%, 10/19/24 . 192 191
L1879230.UP.FTS.B, 12.91%, 10/19/24 ... 1,246 1,245
L1879927.UP.FTS.B, 13.42%, 10/19/24 ... 1,076 1,083
L1881269.UP.FTS.B, 13.94%, 10/19/24 ... 509 512
L1878015.UP.FTS.B, 14.68%, 10/19/24 ... 198 200
FW1878235.UP.FTS.B, 16.59%, 10/19/24 . 203 205
L1876177.UP.FTS.B, 16.95%, 10/19/24 ... 204 205
FW1880539.UP.FTS.B, 18.7%, 10/19/24 .. 728 732
FW1877508.UP.FTS.B, 20.09%, 10/19/24 . 1,274 1,239
L1880362.UP.FTS.B, 23.34%, 10/19/24 ... 209 211
FW1877656.UP.FTS.B, 23.66%, 10/19/24 . 318 318
FW1877532.UP.FTS.B, 24.41%, 10/19/24 . 659 665
FW1881583.UP.FTS.B, 25.39%, 10/19/24 . 1,115 1,122
FW1879233.UP.FTS.B, 26.7%, 10/19/24 .. 226 228
FW1880823.UP.FTS.B, 27.61%, 10/19/24 . 801 806
FW1873483.UP.FTS.B, 27.95%, 10/19/24 . 321 323
FW1881404.UP.FTS.B, 28.73%, 10/19/24 . 1,399 98
FW1875773.UP.FTS.B, 28.85%, 10/19/24 . 1,497 1,509
FW1877220.UP.FTS.B, 29.16%, 10/19/24 . 373 375
L1877399.UP.FTS.B, 18.99%, 10/28/24 ... 209 211
L1843265.UP.FTS.B, 9.92%, 11/01/24 .... 2,629 2,622
L1876918.UP.FTS.B, 23.43%, 11/01/24 ... 357 359
FW1991266.UP.FTS.B, 5.75%, 11/08/24 .. 1,433 937
L1996492.UP.FTS.B, 5.82%, 11/08/24 .... 521 517
L1994177.UP.FTS.B, 6.01%, 11/08/24 .... 1,961 636
FW1997734.UP.FTS.B, 6.36%, 11/08/24 .. 1,731 1,719
L1991938.UP.FTS.B, 7.13%, 11/08/24 .... 1,965 1,950
L1997129.UP.FTS.B, 7.49%, 11/08/24 .... 1,486 1,482
L1989289.UP.FTS.B, 9.6%, 11/08/24 ..... 709 706
FW1988815.UP.FTS.B, 10.61%, 11/08/24 . 330 329
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1990488.UP.FTS.B, 10.69%, 11/08/24 ... $ 3,089 $ 3,082
L1990483.UP.FTS.B, 10.71%, 11/08/24 ... 218 217
L1989128.UP.FTS.B, 11.31%, 11/08/24 ... 554 553
L1997576.UP.FTS.B, 11.59%, 11/08/24 ... 201 201
L1998240.UP.FTS.B, 14.07%, 11/08/24 ... 4,110 4,136
FW1989018.UP.FTS.B, 14.66%, 11/08/24 . 2,068 2,081
FW1999553.UP.FTS.B, 14.97%, 11/08/24 . 233 233
L1990825.UP.FTS.B, 15.23%, 11/08/24 ... 1,176 366
FW1991866.UP.FTS.B, 15.28%, 11/08/24 . 1,737 1,748
L1989094.UP.FTS.B, 15.37%, 11/08/24 ... 278 280
L1992799.UP.FTS.B, 15.97%, 11/08/24 ... 1,165 1,172
L1994442.UP.FTS.B, 16.18%, 11/08/24 ... 467 470
L1969331.UP.FTS.B, 16.28%, 11/08/24 ... 234 236
L1991018.UP.FTS.B, 17.05%, 11/08/24 ... 590 593
L1987185.UP.FTS.B, 17.72%, 11/08/24 ... 353 352
FW1991976.UP.FTS.B, 18.69%, 11/08/24 . 1,007 1,014
FW1998538.UP.FTS.B, 20.31%, 11/08/24 . 1,179 1,185
L1999186.UP.FTS.B, 20.9%, 11/08/24 .... 852 857
L1993163.UP.FTS.B, 22.06%, 11/08/24 ... 1,592 115
L1990534.UP.FTS.B, 22.07%, 11/08/24 ... 2,513 2,520
FW1989573.UP.FTS.B, 22.36%, 11/08/24 . 374 376
L1994045.UP.FTS.B, 22.76%, 11/08/24 ... 676 680
L1992601.UP.FTS.B, 23.37%, 11/08/24 ... 240 240
L1995328.UP.FTS.B, 23.72%, 11/08/24 ... 1,578 515
FW1998906.UP.FTS.B, 25.05%, 11/08/24 . 743 742
FW1990565.UP.FTS.B, 26.42%, 11/08/24 . 701 705
FW1999321.UP.FTS.B, 26.61%, 11/08/24 . 1,939 138
FW1990425.UP.FTS.B, 27.28%, 11/08/24 . 1,798 254
FW1997204.UP.FTS.B, 28.06%, 11/08/24 . 1,284 1,291
FW1999260.UP.FTS.B, 28.83%, 11/08/24 . 2,788 2,799
FW1989730.UP.FTS.B, 9.3%, 11/10/24 ... 3,234 3,225
FW1984213.UP.FTS.B, 18.47%, 11/15/24 . 1,280 93
L1990206.UP.FTS.B, 19.65%, 11/15/24 ... 809 811
L2074995.UP.FTS.B, 6.25%, 11/18/24 .... 1,093 1,046
L2075196.UP.FTS.B, 6.5%, 11/18/24 ..... 315 313
L2071075.UP.FTS.B, 6.65%, 11/18/24 .... 1,754 1,742
L2067255.UP.FTS.B, 7.27%, 11/18/24 .... 2,755 2,748
L2074717.UP.FTS.B, 9.11%, 11/18/24 .... 1,730 1,727
L2071958.UP.FTS.B, 10.19%, 11/18/24 ... 984 983
L2042230.UP.FTS.B, 10.36%, 11/18/24 ... 263 263
L2069761.UP.FTS.B, 11.37%, 11/18/24 ... 267 267
L2073296.UP.FTS.B, 11.88%, 11/18/24 ... 2,051 2,053
L2074825.UP.FTS.B, 11.88%, 11/18/24 ... 401 402
L2069517.UP.FTS.B, 12.06%, 11/18/24 ... 2,529 2,436
L2074624.UP.FTS.B, 14.71%, 11/18/24 ... 690 696
L2070735.UP.FTS.B, 15.91%, 11/18/24 ... 2,561 2,584
L2070764.UP.FTS.B, 16.31%, 11/18/24 ... 586 590
L2070361.UP.FTS.B, 16.86%, 11/18/24 ... 1,885 1,902
L2043746.UP.FTS.B, 18%, 11/18/24 ..... 1,430 1,443
L2075163.UP.FTS.B, 19.13%, 11/18/24 ... 1,321 1,333
L2070689.UP.FTS.B, 19.39%, 11/18/24 ... 2,425 2,441
L2074866.UP.FTS.B, 20.36%, 11/18/24 ... 255 255
FW2070210.UP.FTS.B, 21.14%, 11/18/24 . 6,520 474
L2069989.UP.FTS.B, 21.94%, 11/18/24 ... 2,124 2,137
FW2074575.UP.FTS.B, 21.98%, 11/18/24 . 1,241 1,253
L2075360.UP.FTS.B, 22.53%, 11/18/24 ... 249 252
L2071339.UP.FTS.B, 23.22%, 11/18/24 ... 2,463 2,487
FW2074738.UP.FTS.B, 25.07%, 11/18/24 . 1,029 1,035

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2072771.UP.FTS.B, 26.31%, 11/18/24 . $ 241 $ 242
FW2073544.UP.FTS.B, 26.86%, 11/18/24 . 521 526
FW2074174.UP.FTS.B, 27.6%, 11/18/24 .. 316 318
FW2074893.UP.FTS.B, 28.12%, 11/18/24 . 596 42
FW2074605.UP.FTS.B, 29%, 11/18/24 ... 1,054 1,062
L1989270.UP.FTS.B, 6.75%, 11/23/24 .... 1,372 1,362
L1998424.UP.FTS.B, 19%, 11/23/24 ..... 1,222 1,230
L2215514.UP.FTS.B, 6.51%, 12/09/24 .... 1,652 1,639
L2218454.UP.FTS.B, 6.62%, 12/09/24 .... 767 761
L2218367.UP.FTS.B, 9.23%, 12/09/24 .... 247 246
FW2216772.UP.FTS.B, 10.45%, 12/09/24 . 628 626
L2218057.UP.FTS.B, 12.68%, 12/09/24 ... 1,126 1,124
L2214428.UP.FTS.B, 14.33%, 12/09/24 ... 1,009 1,015
FW2215617.UP.FTS.B, 17.98%, 12/09/24 . 798 803
L2217273.UP.FTS.B, 18.07%, 12/09/24 ... 554 556
FW2217838.UP.FTS.B, 18.43%, 12/09/24 . 4,700 4,717
L2216494.UP.FTS.B, 18.54%, 12/09/24 ... 3,974 3,992
L2215879.UP.FTS.B, 21.14%, 12/09/24 ... 1,193 1,199
L2214773.UP.FTS.B, 21.94%, 12/09/24 ... 930 932
L2214203.UP.FTS.B, 22.16%, 12/09/24 ... 2,257 2,271
L2215694.UP.FTS.B, 22.23%, 12/09/24 ... 1,693 1,704
L2217794.UP.FTS.B, 22.85%, 12/09/24 ... 568 572
L2217826.UP.FTS.B, 23.12%, 12/09/24 ... 1,270 835
FW2194665.UP.FTS.B, 23.32%, 12/09/24 . 339 341
L2219730.UP.FTS.B, 6.81%, 12/10/24 .... 2,402 2,383
L2221277.UP.FTS.B, 9.11%, 12/10/24 .... 2,463 2,457
L2220268.UP.FTS.B, 10.33%, 12/10/24 ... 1,248 1,245
L2220173.UP.FTS.B, 10.59%, 12/10/24 ... 489 488
L2220491.UP.FTS.B, 10.62%, 12/10/24 ... 250 250
L2221024.UP.FTS.B, 11.5%, 12/10/24 .... 1,087 1,086
FW2221592.UP.FTS.B, 12.68%, 12/10/24 . 1,070 1,068
FW2219110.UP.FTS.B, 14.72%, 12/10/24 . 1,751 1,748
FW2219902.UP.FTS.B, 15.07%, 12/10/24 . 3,936 3,965
L2219054.UP.FTS.B, 16.23%, 12/10/24 ... 1,463 1,470
FW2220767.UP.FTS.B, 16.93%, 12/10/24 . 936 943
L2222176.UP.FTS.B, 17.82%, 12/10/24 ... 810 816
FW2219362.UP.FTS.B, 18.87%, 12/10/24 . 1,228 1,237
L2220530.UP.FTS.B, 19.78%, 12/10/24 ... 810 815
L2222285.UP.FTS.B, 19.82%, 12/10/24 ... 229 230
L2219790.UP.FTS.B, 20.59%, 12/10/24 ... 1,566 1,021
L2221774.UP.FTS.B, 21.93%, 12/10/24 ... 2,910 1,942
FW2219561.UP.FTS.B, 22.18%, 12/10/24 . 705 711
L2221302.UP.FTS.B, 22.2%, 12/10/24 .... 2,731 423
L2219861.UP.FTS.B, 23.85%, 12/10/24 ... 1,606 1,617
FW2215089.UP.FTS.B, 25.18%, 12/10/24 . 6,741 481
FW2221043.UP.FTS.B, 26.33%, 12/10/24 . 1,792 1,799
L2220175.UP.FTS.B, 12.44%, 12/25/24 ... 1,026 1,026
L2219716.UP.FTS.B, 17.42%, 12/25/24 ... 1,581 1,591
L1612705.UP.FTS.B, 21.91%, 1/23/25 .... 1,753 562
FW1611995.UP.FTS.B, 26.04%, 1/23/25 .. 1,934 1,952
FW1611967.UP.FTS.B, 27.5%, 1/23/25 ... 1,922 1,937
FW1618121.UP.FTS.B, 27.49%, 1/24/25 .. 3,044 3,067
FW1615843.UP.FTS.B, 29.08%, 1/24/25 .. 439 442
FW1619402.UP.FTS.B, 29.13%, 1/25/25 .. 809 816
L1876344.UP.FTS.B, 21.57%, 3/19/25 .... 1,156 1,159
L1996950.UP.FTS.B, 14.91%, 4/08/25 .... 1,968 1,190
FW1988077.UP.FTS.B, 17.51%, 4/08/25 .. 1,558 113
FW1996652.UP.FTS.B, 20.84%, 4/08/25 .. 559 561
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1989183.UP.FTS.B, 20.95%, 4/08/25 .... $ 5,698 $ 3,495
L1992210.UP.FTS.B, 21.73%, 4/16/25 .... 1,068 1,074
FW2060208.UP.FTS.B, 8.38%, 4/18/ 25 ... 1,214 1,212
L2074442.UP.FTS.B, 9.61%, 4/18/25 .... 1,368 1,364
L2072070.UP.FTS.B, 14.5%, 4/18/25 .... 1,291 1,299
L2071251.UP.FTS.B, 17.57%, 4/18/25 .... 365 366
L1959123.UP.FTS.B, 23.14%, 4/18/25 .... 1,992 594
FW2071617.UP.FTS.B, 24.28%, 4/18/25 .. 4,005 4,023
L2215619.UP.FTS.B, 17.97%, 5/09/25 .... 1,072 156
FW2216954.UP.FTS.B, 19.2%, 5/09/25 ... 2,729 1,666
L2215113.UP.FTS.B, 19.57%, 5/09/25 .... 1,679 1,685
L2214186.UP.FTS.B, 22.58%, 5/09/25 .... 1,176 1,179
L2218938.UP.FTS.B, 7.83%, 5/10/25 .... 2,709 2,697
L2220009.UP.FTS.B, 18.38%, 5/10/25 .... 1,246 179
FW2220220.UP.FTS.B, 21.76%, 5/10/25 .. 2,088 152
FW2221895.UP.FTS.B, 22.51%, 5/10/25 .. 2,409 2,415
FW2219263.UP.FTS.B, 25.61%, 5/10/25 .. 3,028 3,026
L1701616.UP.FTS.B, 19.62%, 7/13/25 .... 1,032 75
L1707019.UP.FTS.B, 22.94%, 7/28/25 .... 4,793 4,764
L2000015.UP.FTS.B, 20.73%, 9/08/25 .... 472 287
L1994247.UP.FTS.B, 23.34%, 9/08/25 .... 818 818
L2215156.UP.FTS.B, 18.88%, 10/09/25 ... 3,066 3,071
L1410769.UP.FTS.B, 17.3%, 7/09/26 .... 2,559 2,566
L1410682.UP.FTS.B, 18.43%, 7/09/26 .... 5,117 5,129
L1410871.UP.FTS.B, 19.36%, 7/09/26 .... 2,277 2,282
L1406959.UP.FTS.B, 19.7%, 7/09/26 .... 1,546 894
FW1410862.UP.FTS.B, 30.65%, 7/09/26 .. 1,333 1,348
L1612245.UP.FTS.B, 7.13%, 8/23/26 .... 2,445 2,427
L1612759.UP.FTS.B, 7.7%, 8/23/26 ..... 2,830 2,815
L1613031.UP.FTS.B, 10.95%, 8/23/26 .... 9,561 9,532
L1613160.UP.FTS.B, 11.35%, 8/23/26 .... 16,717 15,845
L1612983.UP.FTS.B, 11.8%, 8/23/26 ..... 27,993 26,527
L1612198.UP.FTS.B, 11.94%, 8/23/26 .... 6,970 6,959
L1606587.UP.FTS.B, 14.39%, 8/23/26 .... 27,704 27,666
L1612751.UP.FTS.B, 14.6%, 8/23/26 .... 9,092 1,317
L1611811.UP.FTS.B, 15.17%, 8/23/26 .... 11,497 10,979
FW1611006.UP.FTS.B, 15.64%, 8/23/26 .. 11,708 11,688
L1613087.UP.FTS.B, 17.25%, 8/23/26 .... 4,577 4,606
L1612462.UP.FTS.B, 18.65%, 8/23/26 .... 5,655 5,686
FW1613143.UP.FTS.B, 19.39%, 8/23/26 .. 11,711 11,762
L1612696.UP.FTS.B, 19.76%, 8/23/26 .... 6,467 6,557
L1611808.UP.FTS.B, 20.24%, 8/23/26 .... 5,906 5,988
FW1613287.UP.FTS.B, 21.05%, 8/23/26 .. 1,786 1,810
L1611961.UP.FTS.B, 21.45%, 8/23/26 .... 3,288 3,334
L1611980.UP.FTS.B, 21.62%, 8/23/26 .... 2,731 196
L1612389.UP.FTS.B, 21.85%, 8/23/26 .... 3,911 3,747
FW1613265.UP.FTS.B, 23.28%, 8/23/26 .. 3,651 3,702
L1612902.UP.FTS.B, 24.91%, 8/23/26 .... 8,981 9,110
L1605896.UP.FTS.B, 25.03%, 8/23/26 .... 19,360 18,728
L1612867.UP.FTS.B, 25.04%, 8/23/26 .... 1,114 1,129
L1611991.UP.FTS.B, 25.15%, 8/23/26 .... 542 539
L1612115.UP.FTS.B, 25.2%, 8/23/26 ..... 807 123
L1612430.UP.FTS.B, 25.3%, 8/23/26 .... 682 692
L1610778.UP.FTS.B, 25.4%, 8/23/26 .... 2,615 2,655
L1612475.UP.FTS.B, 25.7%, 8/23/26 .... 932 144
L1613041.UP.FTS.B, 26.53%, 8/23/26 .... 3,629 3,672
FW1612416.UP.FTS.B, 27.52%, 8/23/26 .. 7,079 497
FW1613053.UP.FTS.B, 30.42%, 8/23/26 .. 299 297

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1612948.UP.FTS.B, 30.7%, 8/23/26 ... $ 6,504 $ 6,594
FW1598463.UP.FTS.B, 30.71%, 8/23/26 .. 9,611 9,756
FW1612884.UP.FTS.B, 30.9%, 8/23/26 ... 1,808 1,828
FW1614135.UP.FTS.B, 6%, 8/24/26 ..... 9,160 9,349
L1613929.UP.FTS.B, 6.38%, 8/24/26 .... 7,595 7,537
L1613779.UP.FTS.B, 8.38%, 8/24/26 .... 7,268 7,230
L1614080.UP.FTS.B, 9.53%, 8/24/26 .... 1,561 1,554
L1613335.UP.FTS.B, 10.66%, 8/24/26 .... 799 795
L1615613.UP.FTS.B, 11.71%, 8/24/26 .... 3,453 3,445
L1617085.UP.FTS.B, 12.5%, 8/24/26 .... 6,903 6,892
L1613877.UP.FTS.B, 13.09%, 8/24/26 .... 9,437 680
L1613838.UP.FTS.B, 13.27%, 8/24/26 .... 545 544
L1615725.UP.FTS.B, 13.27%, 8/24/26 .... 3,055 3,045
L1617795.UP.FTS.B, 13.57%, 8/24/26 .... 13,766 13,735
L1614941.UP.FTS.B, 13.72%, 8/24/26 .... 5,259 5,248
FW1614076.UP.FTS.B, 14.66%, 8/24/26 .. 5,534 5,527
L1617016.UP.FTS.B, 15.82%, 8/24/26 .... 9,817 9,840
L1616977.UP.FTS.B, 16.49%, 8/24/26 .... 1,531 1,533
L1617004.UP.FTS.B, 16.62%, 8/24/26 .... 3,414 3,423
L1613683.UP.FTS.B, 16.65%, 8/24/26 .... 3,654 3,667
FW1613769.UP.FTS.B, 16.69%, 8/24/26 .. 2,843 2,862
L1616581.UP.FTS.B, 16.94%, 8/24/26 .... 1,698 1,704
L1614751.UP.FTS.B, 17.63%, 8/24/26 .... 8,560 8,615
L1614375.UP.FTS.B, 18.88%, 8/24/26 .... 4,660 4,682
L1616929.UP.FTS.B, 19.05%, 8/24/26 .... 5,836 5,863
L1613574.UP.FTS.B, 19.14%, 8/24/26 .... 1,752 1,760
L1617202.UP.FTS.B, 19.24%, 8/24/26 .... 1,993 142
L1618259.UP.FTS.B, 19.27%, 8/24/26 .... 4,679 4,746
L1613957.UP.FTS.B, 19.33%, 8/24/26 .... 7,064 1,065
L1617047.UP.FTS.B, 19.37%, 8/2 4/26 .... 797 794
L1614886.UP.FTS.B, 19.82%, 8/24/26 .... 6,586 6,602
L1617537.UP.FTS.B, 20.26%, 8/24/26 .... 2,185 2,196
L1613128.UP.FTS.B, 21.09%, 8/24/26 .... 29,767 29,968
L1614925.UP.FTS.B, 21.15%, 8/24/26 .... 545 551
FW1617037.UP.FTS.B, 21.16%, 8/24/26 .. 6,147 6,228
L1617008.UP.FTS.B, 21.28%, 8/24/26 .... 1,911 1,938
FW1617548.UP.FTS.B, 21.5%, 8/24/26 ... 2,870 2,912
L1615113.UP.FTS.B, 21.5%, 8/24/26 ..... 1,930 1,957
FW1616680.UP.FTS.B, 21.59%, 8/24/26 .. 7,182 7,216
FW1615331.UP.FTS.B, 21.76%, 8/24/26 .. 14,524 14,742
L1615740.UP.FTS.B, 22.58%, 8/24/26 .... 2,731 195
L1613261.UP.FTS.B, 22.8%, 8/24/26 .... 2,171 625
L1617314.UP.FTS.B, 23.08%, 8/24/26 .... 1,498 1,522
FW1614723.UP.FTS.B, 23.32%, 8/24/26 .. 9,128 9,258
FW1614111.UP.FTS.B, 23.36%, 8/24/26 .. 7,305 7,409
L1617338.UP.FTS.B, 23.46%, 8/24/26 .... 1,524 1,546
L1617363.UP.FTS.B, 23.46%, 8/24/26 .... 4,792 4,809
FW1616273.UP.FTS.B, 23.5%, 8/24/26 ... 583 591
L1615756.UP.FTS.B, 23.61%, 8/24/26 .... 6,104 6,191
L1615616.UP.FTS.B, 23.96%, 8/24/26 .... 1,080 1,072
L1616072.UP.FTS.B, 24%, 8/24/26 ...... 3,655 3,701
L1599086.UP.FTS.B, 24.44%, 8/24/26 .... 4,850 4,926
FW1613731.UP.FTS.B, 24.96%, 8/24/26 .. 12,043 12,223
FW1615802.UP.FTS.B, 24.99%, 8/24/26 .. 2,402 172
L1617884.UP.FTS.B, 24.99%, 8/24/26 .... 742 752
FW1616803.UP.FTS.B, 25.11%, 8/24/26 .. 3,096 3,140
L1617253.UP.FTS.B, 25.15%, 8/24/26 .... 8,668 8,791
FW1591289.UP.FTS.B, 25.18%, 8/24/26 .. 2,106 2,136
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1613599.UP.FTS.B, 25.21%, 8/24/26 .... $ 1,549 $ 1,571
L1616132.UP.FTS.B, 25.25%, 8/24/26 .... 744 754
L1614231.UP.FTS.B, 25.4%, 8/24/26 .... 1,179 1,196
FW1618114.UP.FTS.B, 25.78%, 8/24/26 .. 1,993 2,022
L1615232.UP.FTS.B, 25.93%, 8/24/26 .... 2,681 2,719
FW1614557.UP.FTS.B, 26.33%, 8/24/26 .. 8,083 2,369
FW1615022.UP.FTS.B, 26.47%, 8/24/26 .. 4,222 297
FW1616600.UP.FTS.B, 27.4%, 8/24/26 ... 4,580 4,646
FW1617924.UP.FTS.B, 27.4%, 8/24/26 ... 5,055 5,127
FW1614841.UP.FTS.B, 27.56%, 8/24/26 .. 1,814 1,843
FW1618115.UP.FTS.B, 29.51%, 8/24/26 .. 7,547 7,666
FW1614066.UP.FTS.B, 29.58%, 8/24/26 .. 3,520 3,573
FW1617403.UP.FTS.B, 29.66%, 8/24/26 .. 5,595 395
FW1617836.UP.FTS.B, 29.73%, 8/24/26 .. 2,582 2,619
FW1614632.UP.FTS.B, 29.76%, 8/24/26 .. 1,059 166
FW1613869.UP.FTS.B, 30.42%, 8/24/26 .. 844 856
FW1615250.UP.FTS.B, 30.57%, 8/24/26 .. 1,189 1,204
FW1615073.UP.FTS.B, 30.97%, 8/24/26 .. 1,958 1,986
FW1612909.UP.FTS.B, 31.01%, 8/24/26 .. 770 779
FW1617590.UP.FTS.B, 31.04%, 8/24/26 .. 1,733 514
FW1617796.UP.FTS.B, 31.5%, 8/24/26 ... 2,553 176
FW1614110.UP.FTS.B, 32.03%, 8/24/26 .. 2,642 2,677
FW1616102.UP.FTS.B, 32.95%, 8/24/26 .. 3,050 3,094
L1619126.UP.FTS.B, 9.43%, 8/25/26 .... 5,253 5,227
L1618202.UP.FTS.B, 10.07%, 8/25/26 .... 2,645 2,643
L1619565.UP.FTS.B, 11.35%, 8/25/26 .... 4,350 4,342
L1619757.UP.FTS.B, 12.57%, 8/25/26 .... 4,352 4,349
L1572047.UP.FTS.B, 12.99%, 8/25/26 .... 3,491 3,486
L1620282.UP.FTS.B, 13.89%, 8/25/26 .... 6,498 6,491
L1620912.UP.FTS.B, 14.91%, 8/25/26 .... 2,794 2,789
L1620125.UP.FTS.B, 15.38%, 8/25/26 .... 562 563
FW1619311.UP.FTS.B, 16.02%, 8/25/26 .. 3,494 3,501
L1619826.UP.FTS.B, 16.95%, 8/25/26 .... 8,754 8,807
FW1619065.UP.FTS.B, 16.98%, 8/25/26 .. 14,283 14,327
L1619610.UP.FTS.B, 17.18%, 8/25/26 .... 2,835 2,856
L1620043.UP.FTS.B, 17.72%, 8/25/26 .... 1,788 1,786
FW1618685.UP.FTS.B, 19.7%, 8/25/26 ... 6,137 1,631
L1619055.UP.FTS.B, 19.81%, 8/25/26 .... 1,956 71
FW1618558.UP.FTS.B, 20.33%, 8/25/26 .. 3,397 3,414
L1618616.UP.FTS.B, 21.44%, 8/25/26 .... 5,979 6,071
FW1620348.UP.FTS.B, 22.68%, 8/25/26 .. 2,167 2,176
FW1619947.UP.FTS.B, 22.69%, 8/25/26 .. 1,031 1,030
L1620763.UP.FTS.B, 23.08%, 8/25/26 .... 3,281 3,332
L1620526.UP.FTS.B, 23.25%, 8/25/26 .... 1,216 1,235
L1619251.UP.FTS.B, 24.92%, 8/25/26 .... 1,359 1,380
L1619746.UP.FTS.B, 25.05%, 8/25/26 .... 3,782 3,841
L1621031.UP.FTS.B, 25.07%, 8/25/26 .... 3,712 3,769
L1619585.UP.FTS.B, 25.33%, 8/25/26 .... 4,527 4,596
L1618792.UP.FTS.B, 25.43%, 8/25/26 .... 2,110 2,143
FW1620759.UP.FTS.B, 25.44%, 8/25/26 .. 2,483 2,521
L1621068.UP.FTS.B, 25.46%, 8/25/26 .... 2,608 2,648
FW1617532.UP.FTS.B, 25.68%, 8/25/26 .. 1,866 1,895
L1620151.UP.FTS.B, 26.66%, 8/25/26 .... 9,667 9,808
L1612935.UP.FTS.B, 25.45%, 9/01/26 .... 1,169 176
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 9,799 9,768
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 2,463 2,453
FW1705224.UP.FTS.B, 10.49%, 9/ 13/26 .. 13,707 13,664
L1694396.UP.FTS.B, 11.41%, 9/13/26 .... 5,723 3,128

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1706158.UP.FTS.B, 11.42%, 9/13/26 .... $ 2,216 $ 2,209
L1706444.UP.FTS.B, 12.27%, 9/13/26 .... 3,355 3,344
L1704834.UP.FTS.B, 12.73%, 9/13/26 .... 5,063 5,042
FW1704921.UP.FTS.B, 13.23%, 9/13/26 .. 1,001 996
L1706652.UP.FTS.B, 13.34%, 9/13/26 .... 12,346 12,307
L1705580.UP.FTS.B, 14.66%, 9/13/26 .... 10,611 10,620
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 11,490 11,455
L1706806.UP.FTS.B, 15.22%, 9/13/26 .... 4,500 4,486
L1705731.UP.FTS.B, 15.3%, 9/13/26 .... 9,545 5,395
L1704776.UP.FTS.B, 15.5%, 9/13/26 .... 4,050 4,054
FW1705595.UP.FTS.B, 15.51%, 9/13/26 .. 8,644 8,650
FW1701565.UP.FTS.B, 15.8%, 9/13/26 ... 12,558 12,505
L1706683.UP.FTS.B, 16.01%, 9/13/26 .... 1,396 1,391
L1705287.UP.FTS.B, 16.2%, 9/13/26 .... 6,701 6,707
L1705607.UP.FTS.B, 16.78%, 9/13/26 .... 19,966 1,440
L1705598.UP.FTS.B, 17.01%, 9/13/26 .... 1,704 1,705
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 2,731 2,729
L1699552.UP.FTS.B, 17.37%, 9/13/26 .... 2,476 2,483
L1706066.UP.FTS.B, 18.08%, 9/13/26 .... 3,505 3,492
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 4,805 4,810
FW1701942.UP.FTS.B, 19.32%, 9/13/26 .. 9,025 9,030
L1705864.UP.FTS.B, 19.54%, 9/13/26 .... 18,800 18,990
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 5,616 5,627
L1699219.UP.FTS.B, 19.88%, 9/13/26 .... 8,467 8,550
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 4,451 4,503
L1705062.UP.FTS.B, 20.27%, 9/13/26 .... 1,340 59
L1706223.UP.FTS.B, 20.97%, 9/13/26 .... 9,713 5,747
L1706832.UP.FTS.B, 21.04%, 9/13/26 .... 3,597 3,636
L1706013.UP.FTS.B, 21.25%, 9/13/26 .... 5,510 5,524
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 2,213 2,240
L1706836.UP.FTS.B, 21.71%, 9/13/26 .... 3,789 3,785
FW1706388.UP.FTS.B, 21.83%, 9/13/26 .. 4,246 308
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... 2,160 2,186
L1706147.UP.FTS.B, 23.21%, 9/13/26 .... 3,123 3,153
L1706970.UP.FTS.B, 23.23%, 9/13/26 .... 1,259 1,271
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 1,895 1,914
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... 754 763
L1706350.UP.FTS.B, 24.39%, 9/13/26 .... 13,073 7,719
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 802 802
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 5,058 5,107
L1699725.UP.FTS.B, 24.98%, 9/13/26 .... 1,229 1,242
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 1,901 1,924
L1705055.UP.FTS.B, 24.99%, 9/13/26 .... 1,180 1,190
FW1694399.UP.FTS.B, 25.04%, 9/13/26 .. 2,056 587
L1706179.UP.FTS.B, 25.28%, 9/13/26 .... 826 828
L1705964.UP.FTS.B, 25.31%, 9/13/26 .... 3,239 3,278
L1671620.UP.FTS.B, 25.49%, 9/13/26 .... 2,216 323
L1707003.UP.FTS.B, 25.5%, 9/13/26 .... 1,082 1,095
FW1705410.UP.FTS.B, 26.37%, 9/13/26 .. 12,103 12,216
L1706122.UP.FTS.B, 26.74%, 9/13/26 .... 3,903 3,903
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 23,221 23,444
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 1,418 1,435
FW1706600.UP.FTS.B, 28.17%, 9/13/26 .. 5,332 3,142
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 4,916 4,974
FW1706656.UP.FTS.B, 29.5%, 9/13/26 ... 1,293 1,307
FW1706055.UP.FTS.B, 29.52%, 9/13/26 .. 1,157 1,169
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 2,961 2,994
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. 1,951 1,971
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1706453.UP.FTS.B, 30.32%, 9/13/26 .. $ 178 $ 176
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 3,533 2,094
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 1,133 1,144
FW1706907.UP.FTS.B, 30.87%, 9/13/26 .. 1,199 1,213
FW1706713.UP.FTS.B, 30.93%, 9/13/26 .. 3,868 3,905
FW1704990.UP.FTS.B, 31.11%, 9/13/26 .. 842 847
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 1,268 1,282
FW1706293.UP.FTS.B, 31.37%, 9/13/26 .. 1,325 1,328
FW1703542.UP.FTS.B, 31.45%, 9/13/26 .. 16,540 16,681
FW1706582.UP.FTS.B, 31.84%, 9/13/26 .. 2,065 146
FW1706420.UP.FTS.B, 32.09%, 9/13/26 .. 3,294 3,333
FW1705213.UP.FTS.B, 29.91%, 9/28/26 .. 4,379 1,269
FW1705791.UP.FTS.B, 30.47%, 9/28/26 .. 3,457 3,488
L1880089.UP.FTS.B, 6%, 10/19/26 ...... 5,144 392
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... 5,036 5,009
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 1,950 1,939
L1878256.UP.FTS.B, 9.69%, 10/19/26 .... 4,842 4,819
L1880702.UP.FTS.B, 9.87%, 10/19/26 .... 9,765 9,708
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 3,239 3,229
FW1879016.UP.FTS.B, 10.84%, 10/19/26 . 14,178 14,125
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 6,739 6,719
L1878336.UP.FTS.B, 11.06%, 10/19/26 ... 819 812
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 14,573 13,800
L1879823.UP.FTS.B, 11.68%, 10/19/26 ... 11,733 11,690
FW1879031.UP.FTS.B, 13.13%, 10/19/26 . 4,734 341
FW1878185.UP.FTS.B, 13.38%, 10/19/26 . 23,300 23,215
L1879789.UP.FTS.B, 13.49%, 10/19/26 ... 12,170 12,108
L1878258.UP.FTS.B, 14.16%, 10/19/26 ... 4,707 4,690
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 2,229 2,221
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 4,482 4,481
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 3,597 3,596
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 4,515 1,224
L1878278.UP.FTS.B, 16.38%, 10/19/26 ... 6,004 6,003
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 1,754 1,749
L1832966.UP.FTS.B, 16.66%, 10/19/26 ... 2,791 2,760
L1860514.UP.FTS.B, 16.68%, 10/19/26 ... 6,514 6,523
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... 5,927 5,933
L1881555.UP.FTS.B, 17.31%, 10/19/26 ... 4,081 3,894
FW1876338.UP.FTS.B, 17.58%, 10/19/26 . 2,187 2,186
FW1881188.UP.FTS.B, 17.77%, 10/19/26 . 1,597 1,590
L1879412.UP.FTS.B, 17.84%, 10/19/26 ... 3,136 3,129
L1880095.UP.FTS.B, 17.84%, 10/19/26 ... 9,135 9,103
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 2,442 2,442
L1876765.UP.FTS.B, 18.15%, 10/19/26 ... 1,688 121
L1871080.UP.FTS.B, 18.23%, 10/19/26 ... 3,677 3,683
FW1881398.UP.FTS.B, 18.35%, 10/19/26 . 2,137 2,140
FW1877226.UP.FTS.B, 19.27%, 10/19/26 . 7,796 7,889
L1879198.UP.FTS.B, 19.39%, 10/19/26 ... 7,951 7,966
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 619 620
L1879737.UP.FTS.B, 19.73%, 10/19/26 ... 3,684 119
L1877523.UP.FTS.B, 19.9%, 10/19/26 .... 3,649 3,661
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 3,712 3,761
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 4,354 4,353
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 2,489 2,516
L1877722.UP.FTS.B, 20.57%, 10/19/26 ... 10,445 9,967
FW1880186.UP.FTS.B, 20.64%, 10/19/26 . 3,480 3,524
L1879731.UP.FTS.B, 20.78%, 10/19/26 ... 3,615 261
L1881502.UP.FTS.B, 21.09%, 10/19/26 ... 5,992 434

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1876777.UP.FTS.B, 21.6%, 10/19/26 .... $ 5,332 $ 5,395
L1881182.UP.FTS.B, 21.66%, 10/19/26 ... 3,475 3,474
L1881025.UP.FTS.B, 21.78%, 10/19/26 ... 24,741 24,801
L1877982.UP.FTS.B, 21.8%, 10/19/26 .... 979 970
L1876819.UP.FTS.B, 22.33%, 10/19/26 ... 10,573 10,676
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . 7,628 7,711
L1862143.UP.FTS.B, 22.66%, 10/19/26 ... 2,388 171
FW1875013.UP.FTS.B, 22.78%, 10/19/26 . 5,737 5,799
L1877299.UP.FTS.B, 22.84%, 10/19/26 ... 7,655 7,738
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . 1,594 1,615
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 3,256 3,290
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 2,812 2,843
FW1880551.UP.FTS.B, 23.22%, 10/19/26 . 4,235 4,089
L1879610.UP.FTS.B, 23.28%, 10/19/26 ... 4,529 4,581
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 5,899 5,963
FW1876728.UP.FTS.B, 23.57%, 10/19/26 . 9,325 9,431
L1880563.UP.FTS.B, 24.05%, 10/19/26 ... 1,785 1,807
FW1877179.UP.FTS.B, 24.14%, 10/19/26 . 12,812 12,975
L1878749.UP.FTS.B, 24.6%, 10/19/26 .... 2,591 2,625
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 1,038 1,052
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 2,274 2,299
L1880129.UP.FTS.B, 24.99%, 10/19/26 ... 2,235 2,263
L1877074.UP.FTS.B, 25.09%, 10/19/26 ... 20,835 20,078
FW1881461.UP.FTS.B, 25.38%, 10/19/26 . 3,912 3,963
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 2,283 2,307
L1876404.UP.FTS.B, 25.47%, 10/19/26 ... 1,305 1,320
L1873948.UP.FTS.B, 25.57%, 10/19/26 ... 6,532 6,603
L1880045.UP.FTS.B, 25.59%, 10/19/26 ... 1,618 1,561
L1880707.UP.FTS.B, 25.7%, 10/19/26 .... 1,547 230
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. 691 200
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 2,162 2,185
L1876834.UP.FTS.B, 26.05%, 10/19/26 ... 10,498 10,616
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 4,939 4,994
L1877874.UP.FTS.B, 26.52%, 10/19/26 ... 3,356 239
FW1877751.UP.FTS.B, 26.95%, 10/19/26 . 2,652 2,681
FW1878828.UP.FTS.B, 27.6%, 10/19/26 .. 7,356 1,108
FW1877173.UP.FTS.B, 27.96%, 10/19/26 . 7,107 2,059
FW1877218.UP.FTS.B, 28.56%, 10/19/26 . 6,689 6,776
FW1876795.UP.FTS.B, 29.56%, 10/19/26 . 2,160 2,183
FW1880308.UP.FTS.B, 29.56%, 10/19/26 . 868 879
FW1879914.UP.FTS.B, 30.16%, 10/19/26 . 1,389 98
FW1871822.UP.FTS.B, 30.64%, 10/19/26 . 6,806 6,880
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 818 829
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 1,074 1,034
FW1878108.UP.FTS.B, 31%, 10/19/26 ... 2,396 166
FW1878804.UP.FTS.B, 31.02%, 10/19/26 . 1,674 1,682
FW1880218.UP.FTS.B, 31.05%, 10/19/26 . 380 376
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 956 966
FW1881168.UP.FTS.B, 31.09%, 10/19/26 . 1,431 416
FW1881200.UP.FTS.B, 31.14%, 10/19/26 . 2,999 211
FW1877253.UP.FTS.B, 31.23%, 10/19/26 . 250 17
FW1878691.UP.FTS.B, 31.38%, 10/19/26 . 9,910 10,031
FW1880576.UP.FTS.B, 31.56%, 10/19/26 . 2,240 158
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 2,743 2,773
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 4,392 4,439
FW1876692.UP.FTS.B, 32.21%, 10/19/26 . 6,430 6,501
FW1879021.UP.FTS.B, 32.25%, 10/19/26 . 4,253 4,096
FW1876979.UP.FTS.B, 30.26%, 10/23/26 . 2,297 162
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1879612.UP.FTS.B, 25.74%, 10/28/26 ... $ 5,940 $ 6,011
L1879363.UP.FTS.B, 23.97%, 11/03/26 ... 4,661 4,706
FW1876658.UP.FTS.B, 27.58%, 11/03/26 . 2,404 2,427
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 6,732 6,689
L1990115.UP.FTS.B, 8.12%, 11/08/26 .... 2,833 2,816
L1991806.UP.FTS.B, 8.35%, 11/08/26 .... 647 641
FW1995576.UP.FTS.B, 8.64%, 11/08/26 .. 8,634 8,574
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 10,852 10,785
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 14,451 14,358
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 15,919 15,820
L1994652.UP.FTS.B, 9.68%, 11/08/26 .... 10,372 10,308
L1993451.UP.FTS.B, 9.84%, 11/08/26 .... 7,088 7,043
L1997701.UP.FTS.B, 10.05%, 11/08/26 ... 2,620 191
L1993369.UP.FTS.B, 10.08%, 11/08/26 ... 480 477
L1992632.UP.FTS.B, 10.14%, 11/08/26 ... 3,127 3,113
L1996044.UP.FTS.B, 10.24%, 11/08/26 ... 9,212 9,144
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 7,539 7,505
L1992891.UP.FTS.B, 10.76%, 11/08/26 ... 4,677 4,651
FW1995006.UP.FTS.B, 10.93%, 11/08/26 . 7,589 7,555
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 876 872
L1994793.UP.FTS.B, 11.1%, 11/08/26 .... 8,805 8,757
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 9,974 9,930
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 23,403 23,295
FW1993483.UP.FTS.B, 11.78%, 11/08/26 . 11,338 11,281
L1994627.UP.FTS.B, 11.81%, 11/08/26 ... 3,534 3,512
L1999369.UP.FTS.B, 11.96%, 11/08/26 ... 1,118 1,112
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 2,366 2,356
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 1,006 1,001
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 655 652
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 1,013 1,008
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 1,668 1,661
L1996493.UP.FTS.B, 13.68%, 11/08/26 ... 12,868 3,282
L1995820.UP.FTS.B, 14.08%, 11/08/26 ... 5,208 5,178
L1993366.UP.FTS.B, 14.1%, 11/08/26 .... 1,205 1,200
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 4,223 4,204
L1996580.UP.FTS.B, 14.28%, 11/08/26 ... 5,134 5,111
FW1997293.UP.FTS.B, 14.33%, 11/08/26 . 3,020 3,007
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... 4,832 4,824
FW1992670.UP.FTS.B, 14.58%, 11/08/26 . 19,379 19,294
L1993869.UP.FTS.B, 14.59%, 11/08/26 ... 3,837 3,806
L1993214.UP.FTS.B, 14.6%, 11/08/26 .... 6,840 492
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 4,861 4,835
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 4,262 4,244
FW1998913.UP.FTS.B, 15.22%, 11/08/26 . 2,706 2,701
L1994098.UP.FTS.B, 15.34%, 11/08/26 ... 9,149 9,109
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 1,712 1,704
FW1998360.UP.FTS.B, 15.76%, 11/08/26 . 4,845 2,746
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 7,049 7,018
FW1994230.UP.FTS.B, 15.86%, 11/08/26 . 2,453 2,449
L1992540.UP.FTS.B, 16%, 11/08/26 ..... 10,364 10,317
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 9,146 9,129
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 6,593 6,572
FW1992743.UP.FTS.B, 16.8%, 11/08/26 .. 2,641 704
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 2,477 2,473
L1993463.UP.FTS.B, 16.94%, 11/08/26 ... 5,883 5,874
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 3,726 3,720
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 932 928
FW1998398.UP.FTS.B, 17.48%, 11/08/26 . 3,099 3,094

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1991180.UP.FTS.B, 17.58%, 11/08/26 ... $ 2,189 $ 2,182
FW1995939.UP.FTS.B, 17.87%, 11/08/26 . 10,056 10,025
L1988482.UP.FTS.B, 18.26%, 11/08/26 ... 4,891 4,888
FW1989355.UP.FTS.B, 18.43%, 11/08/26 . 11,981 11,943
L1996438.UP.FTS.B, 18.51%, 11/08/26 ... 2,596 2,572
FW1997639.UP.FTS.B, 18.71%, 11/08/26 . 6,340 6,308
L1995842.UP.FTS.B, 18.87%, 11/08/26 ... 2,206 2,197
L1998235.UP.FTS.B, 19.5%, 11/08/26 .... 1,935 1,931
L1996217.UP.FTS.B, 19.54%, 11/08/26 ... 2,891 2,889
FW1994680.UP.FTS.B, 20.27%, 11/08/26 . 2,144 155
L1998611.UP.FTS.B, 20.35%, 11/08/26 ... 15,679 15,663
L1996185.UP.FTS.B, 20.69%, 11/08/26 ... 3,204 3,199
L1996508.UP.FTS.B, 20.76%, 11/08/26 ... 7,282 524
L1988462.UP.FTS.B, 20.81%, 11/08/26 ... 4,142 2,329
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... 1,412 1,411
L1992016.UP.FTS.B, 21%, 11/08/26 ..... 20,635 20,772
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 2,588 2,582
L1993906.UP.FTS.B, 21.28%, 11/08/26 ... 3,714 1,037
L1989334.UP.FTS.B, 21.32%, 11/08/26 ... 12,886 12,999
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... 1,290 1,288
FW1991047.UP.FTS.B, 21.84%, 11/08/26 . 2,528 182
L1989095.UP.FTS.B, 21.9 1%, 11/08/26 ... 5,778 5,762
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 6,666 6,721
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 1,804 1,818
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 1,300 1,312
FW1998089.UP.FTS.B, 22.65%, 11/08/26 . 6,219 1,714
L1994202.UP.FTS.B, 22.77%, 11/08/26 ... 37,558 2,050
FW1995331.UP.FTS.B, 23.11%, 11/08/26 . 4,908 4,951
FW1994811.UP.FTS.B, 23.15%, 11/08/26 . 6,817 6,810
L1996768.UP.FTS.B, 23.2%, 11/08/26 .... 6,476 6,528
L1998723.UP.FTS.B, 23.2%, 11/08/26 .... 2,187 157
L1999817.UP.FTS.B, 23.27%, 11/08/26 ... 3,932 3,966
L1970963.UP.FTS.B, 23.87%, 11/08/26 ... 3,560 3,582
L1989785.UP.FTS.B, 23.91%, 11/08/26 ... 8,658 8,709
L1988349.UP.FTS.B, 24.02%, 11/08/26 ... 2,540 183
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 6,603 6,661
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 4,624 4,664
L1997965.UP.FTS.B, 24.59%, 11/08/26 ... 4,865 702
FW1991474.UP.FTS.B, 24.66%, 11/08/26 . 3,977 4,011
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 5,119 5,149
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 2,831 2,852
L1991759.UP.FTS.B, 24.98%, 11/08/26 ... 3,192 3,213
L1991265.UP.FTS.B, 25.27%, 11/08/26 ... 1,828 1,841
L1919784.UP.FTS.B, 25.31%, 11/08/26 ... 7,465 7,530
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 1,734 1,749
L1988232.UP.FTS.B, 25.43%, 11/08/26 ... 1,231 1,217
L1973901.UP.FTS.B, 25.44%, 11/08/26 ... 5,175 5,210
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 6,741 6,787
L1989064.UP.FTS.B, 25.45%, 11/08/26 ... 1,608 1,616
L1967532.UP.FTS.B, 25.5%, 11/08/26 .... 3,017 1,780
FW1994341.UP.FTS.B, 25.59%, 11/08/26 . 8,016 8,086
L1995984.UP.FTS.B, 26.08%, 11/08/26 ... 1,544 1,557
L1992732.UP.FTS.B, 26.2%, 11/08/26 .... 3,021 3,047
L1989312.UP.FTS.B, 26.43%, 11/08/26 ... 2,556 2,578
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 1,665 1,679
FW1995329.UP.FTS.B, 26.52%, 11/08/26 . 4,712 4,752
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 1,688 1,703
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 8,090 8,154
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1997243.UP.FTS.B, 26.96%, 11/08/26 . $ 3,186 $ 3,205
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 6,814 6,857
FW1994756.UP.FTS.B, 28%, 11/08/26 ... 2,304 2,321
FW1996342.UP.FTS.B, 28.14%, 11/08/26 . 4,772 4,813
FW1993779.UP.FTS.B, 28.2%, 11/08/26 .. 10,229 10,316
FW1996228.UP.FTS.B, 28.64%, 11/08/26 . 8,455 8,509
FW1992877.UP.FTS.B, 28.84%, 11/08/26 . 718 715
FW1992839.UP.FTS.B, 29.33%, 11/08/26 . 3,589 1,015
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . 4,128 4,163
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 3,448 3,470
FW1995866.UP.FTS.B, 29.41%, 11/08/26 . 2,201 2,215
FW1995850.UP.FTS.B, 29.69%, 11/08/26 . 754 760
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 20,714 20,891
FW1998032.UP.FTS.B, 29.86%, 11/08/26 . 3,144 3,156
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 983 989
FW1997312.UP.FTS.B, 30.32%, 11/08/26 . 694 699
FW1989533.UP.FTS.B, 30.48%, 11/08/26 . 1,085 1,084
FW1996257.UP.FTS.B, 30.52%, 11/08/26 . 1,197 1,192
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 765 772
FW1996943.UP.FTS.B, 30.67%, 11/08/26 . 1,619 1,599
FW1998245.UP.FTS.B, 30.99%, 11/08/26 . 6,198 6,250
FW1991582.UP.FTS.B, 31.04%, 11/08/26 . 6,681 1,895
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 2,927 2,952
FW1994376.UP.FTS.B, 31.11%, 11/08/26 . 1,115 1,125
FW1991890.UP.FTS.B, 31.12%, 11/08/26 . 2,113 2,128
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 1,885 1,901
FW1991332.UP.FTS.B, 31.15%, 11/08/26 . 2,868 2,886
FW1988381.UP.FTS.B, 31.18%, 11/08/26 . 2,913 2,907
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 6,181 6,229
FW1999590.UP.FTS.B, 31.42%, 11/08/26 . 3,494 3,523
L1995369.UP.FTS.B, 8.19%, 11/10/26 .... 4,540 4,509
L1989003.UP.FTS.B, 15.35%, 11/12/26 ... 15,244 15,177
L1997469.UP.FTS.B, 17.09%, 11/15/26 ... 5,726 5,712
L1992552.UP.FTS.B, 20.32%, 11/15/26 ... 11,969 1,688
L1997541.UP.FTS.B, 23.86%, 11/15/26 ... 4,962 4,946
FW1988425.UP.FTS.B, 30.92%, 11/16/26 . 968 137
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 5,600 5,569
L2071601.UP.FTS.B, 7.69%, 11/18/26 .... 1,693 1,684
L2070708.UP.FTS.B, 7.71%, 11/18/26 .... 11,262 11,201
L2074361.UP.FTS.B, 7.81%, 11/18/26 .... 7,346 7,302
L2070082.UP.FTS.B, 8.09%, 11/18/26 .... 11,331 11,270
L2041907.UP.FTS.B, 9.16%, 11/18/26 .... 2,293 2,280
L2073150.UP.FTS.B, 9.42%, 11/18/26 .... 9,393 9,342
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 4,340 4,327
L2075029.UP.FTS.B, 10.15%, 11/18/26 ... 6,287 6,268
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 11,476 11,442
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... 4,359 4,337
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 1,754 1,749
L2074489.UP.FTS.B, 11.1 1%, 11/18/26 ... 13,334 13,296
FW2074336.UP.FTS.B, 11.25%, 11/18/26 . 3,923 3,909
L2075040.UP.FTS.B, 11.45%, 11/18/26 ... 8,201 8,177
FW2073066.UP.FTS.B, 11.7%, 11/18/26 .. 2,749 2,738
L2074193.UP.FTS.B, 12.02%, 11/18/26 ... 5,559 5,542
L2075044.UP.FTS.B, 12.3%, 11/18/26 .... 2,368 2,361
L2074536.UP.FTS.B, 12.35%, 11/18/26 ... 3,554 3,544
L2071456.UP.FTS.B, 12.81%, 11/18/26 ... 22,127 22,044
L2073228.UP.FTS.B, 13.71%, 11/18/26 ... 6,124 6,107
L2069740.UP.FTS.B, 13.83%, 11/18/26 ... 9,689 9,652

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... $ 3,005 $ 2,996
L2070988.UP.FTS.B, 13.92%, 11/18/26 ... 4,813 4,799
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 4,832 4,836
L2073985.UP.FTS.B, 14.6%, 11/18/26 .... 3,108 2,942
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... 3,877 3,880
L2074516.UP.FTS.B, 14.71%, 11/18/26 ... 6,358 294
FW2061676.UP.FTS.B, 14.9%, 11/18/26 .. 13,100 1,819
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 2,431 2,433
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 1,498 1,493
L2074544.UP.FTS.B, 15.5%, 11/18/26 .... 3,473 248
L1995487.UP.FTS.B, 15.52%, 11/18/26 ... 3,069 3,059
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... 9,185 9,193
L2073860.UP.FTS.B, 16.19%, 11/18/26 ... 1,845 1,847
L2071348.UP.FTS.B, 16.45%, 11/18/26 ... 7,994 7,963
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 15,712 15,720
L2071590.UP.FTS.B, 16.75%, 11/18/26 ... 4,438 4,224
FW2074457.UP.FTS.B, 16.98%, 11/18/26 . 15,491 15,532
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 2,483 2,485
L2074833.UP.FTS.B, 17.19%, 11/18/26 ... 8,710 8,704
FW2075446.UP.FTS.B, 17.4%, 11/18/26 .. 2,442 2,443
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 2,494 2,497
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 6,268 6,265
L2063418.UP.FTS.B, 18.03%, 11/18/26 ... 2,503 2,505
L2074570.UP.FTS.B, 18.15%, 11/18/26 ... 10,494 2,863
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 4,073 4,077
L2073937.UP.FTS.B, 18.46%, 11/18/26 ... 7,436 7,440
FW2070090.UP.FTS.B, 18.57%, 11/18/26 . 1,177 1,176
FW2072266.UP.FTS.B, 18.67%, 11/18/26 . 1,833 132
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 7,883 7,891
L2071288.UP.FTS.B, 18.9%, 11/18/26 .... 2,659 2,657
FW2070966.UP.FTS.B, 18.96%, 11/18/26 . 3,786 3,796
L2071754.UP.FTS.B, 19.22%, 11/18/26 ... 2,586 2,577
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 5,706 5,721
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 3,461 3,464
L2067851.UP.FTS.B, 19.79%, 11/18/26 ... 9,075 9,083
L2060606.UP.FTS.B, 19.84%, 11/18/26 ... 25,118 23,894
L2073597.UP.FTS.B, 19.97%, 11/18/26 ... 712 706
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 2,107 2,112
L2071378.UP.FTS.B, 20.26%, 11/18/26 ... 4,806 4,809
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 6,456 6,230
L2073048.UP.FTS.B, 20.74%, 11/18/26 ... 3,206 3,214
L2074379.UP.FTS.B, 20.93%, 11/18/26 ... 11,689 11,820
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 3,214 3,222
L2074856.UP.FTS.B, 21.95%, 11/18/26 ... 7,151 7,227
L2074792.UP.FTS.B, 22.51%, 11/18/26 ... 3,732 270
L2072786.UP.FTS.B, 22.57%, 11/18/26 ... 9,165 9,261
L2074520.UP.FTS.B, 22.63%, 11/18/26 ... 140 138
L2074658.UP.FTS.B, 22.83%, 11/18/26 ... 6,529 6,610
L2074869.UP.FTS.B, 22.9%, 11/18/26 .... 2,518 2,442
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 1,830 1,852
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... 6,541 6,607
L2073694.UP.FTS.B, 22.99%, 11/18/26 ... 3,858 3,903
L2075061.UP.FTS.B, 23.07%, 11/18/26 ... 6,061 6,127
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 3,274 3,315
L2074657.UP.FTS.B, 23.23%, 11/18/26 ... 2,489 2,520
L2075024.UP.FTS.B, 23.38%, 11/18/26 ... 3,021 3,048
L2069953.UP.FTS.B, 23.63%, 11/18/26 ... 1,597 1,594
L2074932.UP.FTS.B, 23.75%, 11/18/26 ... 6,284 6,055
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2074997.UP.FTS.B, 24.24%, 11/18/26 ... $ 2,752 $ 2,785
FW2074736.UP.FTS.B, 24.49%, 11/18/26 . 5,259 378
L2074747.UP.FTS.B, 24.82%, 11/18/26 ... 2,122 613
L2073148.UP.FTS.B, 24.83%, 11/18/26 ... 996 999
L2069647.UP.FTS.B, 24.91%, 11/18/26 ... 3,049 3,066
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 797 807
L2075027.UP.FTS.B, 25.16%, 11/18/26 ... 3,996 4,046
L2070719.UP.FTS.B, 25.21%, 11/18/26 ... 4,431 4,485
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 3,265 3,306
L2070829.UP.FTS.B, 25.31%, 11/18/26 ... 666 667
FW2074782.UP.FTS.B, 25.34%, 11/18/26 . 2,136 153
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 2,014 2,035
L2071257.UP.FTS.B, 25.4%, 11/18/26 .... 667 656
L2045168.UP.FTS.B, 25.61%, 11/18/26 ... 5,920 5,977
FW2075060.UP.FTS.B, 26.35%, 11/18/26 . 3,250 3,285
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 1,756 1,777
FW2073976.UP.FTS.B, 27.83%, 11/18/26 . 1,242 1,252
FW2074553.UP.FTS.B, 28.4%, 11/18/26 .. 764 54
FW2075115.UP.FTS.B, 29.25%, 11/18/26 . 4,125 4,176
FW2074160.UP.FTS.B, 29.41%, 11/18/26 . 532 526
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 5,862 5,935
FW2067233.UP.FTS.B, 29.68%, 11/18/26 . 1,242 1,257
FW2074064.UP.FTS.B, 29.92%, 11/18/26 . 1,244 1,260
FW2071058.UP.FTS.B, 30.15%, 11/18/26 . 1,766 262
FW2073506.UP.FTS.B, 30.43%, 11/18/26 . 667 673
FW2072059.UP.FTS.B, 30.46%, 11/18/26 . 3,131 3,164
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 694 703
FW2074740.UP.FTS.B, 30.66%, 11/18/26 . 22,324 22,603
FW2073859.UP.FTS.B, 30.99%, 11/18/26 . 1,462 1,481
FW2070830.UP.FTS.B, 31%, 11/18/26 ... 2,716 2,750
FW2074592.UP.FTS.B, 31.05%, 11/18/26 . 776 54
FW2070865.UP.FTS.B, 31.17%, 11/18/26 . 1,258 193
FW2070287.UP.FTS.B, 31.24%, 11/18/26 . 2,584 2,617
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 4,915 4,966
FW2070592.UP.FTS.B, 31.39%, 11/18/26 . 2,449 2,450
L1989271.UP.FTS.B, 15.62%, 11/22/26 ... 7,621 7,199
FW1991256.UP.FTS.B, 25.07%, 11/22/26 . 14,868 14,976
L1990580.UP.FTS.B, 19.47%, 11/23/26 ... 16,469 15,643
L2074195.UP.FTS.B, 15.15%, 11/24/26 ... 6,105 6,082
L2070126.UP.FTS.B, 12.98%, 12/03/26 ... 4,651 644
L2213943.UP.FTS.B, 8.37%, 12/09/26 .... 5,644 5,608
L2216952.UP.FTS.B, 8.42%, 12/09/26 .... 10,502 10,436
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 11,743 11,664
FW2218197.UP.FTS.B, 9.08%, 12/09/26 .. 31,897 4,259
L2215533.UP.FTS.B, 9.49%, 12/09/26 .... 2,842 2,823
L2214523.UP.FTS.B, 9.75%, 12/09/26 .... 14,920 14,822
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 5,042 5,011
L2217330.UP.FTS.B, 10.1%, 12/09/26 .... 1,938 1,921
L2217133.UP.FTS.B, 11.03%, 12/09/26 ... 14,949 14,880
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 3,034 3,017
L2216322.UP.FTS.B, 12.95%, 12/09/26 ... 6,611 6,582
L2215565.UP.FTS.B, 13.14%, 12/09/26 ... 3,680 3,664
FW2214435.UP.FTS.B, 13.25%, 12/09/26 . 15,351 15,267
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 3,683 3,667
L2215433.UP.FTS.B, 14.02%, 12/09/26 ... 1,237 1,232
L2218351.UP.FTS.B, 14.35%, 12/09/26 ... 605 603
L2215625.UP.FTS.B, 15.65%, 12/09/26 ... 7,423 1,975
L2216039.UP.FTS.B, 16.11%, 12/09/26 ... 3,153 3,147

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . $ 5,050 $ 5,041
L2215859.UP.FTS.B, 16.43%, 12/09/26 ... 2,720 2,715
L2217862.UP.FTS.B, 16.51%, 12/09/26 ... 6,964 6,939
L2215442.UP.FTS.B, 16.68%, 12/09/26 ... 1,830 1,029
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 9,556 9,538
L2216029.UP.FTS.B, 17.52%, 12/09/26 ... 4,616 2,597
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 4,031 4,020
FW2216465.UP.FTS.B, 18.28%, 12/09/26 . 1,145 1,140
L2215903.UP.FTS.B, 18.3%, 12/09/26 .... 2,557 2,552
L2214500.UP.FTS.B, 18.31%, 12/09/26 ... 21,562 12,142
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... 7,118 7,111
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 1,892 1,886
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 4,572 4,611
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 654 652
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . 3,280 3,277
FW2213572.UP.FTS.B, 21.18%, 12/09/26 . 1,649 1,659
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 1,321 1,317
L2214734.UP.FTS.B, 21.37%, 12/09/26 ... 7,119 7,109
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 2,645 2,668
L2216265.UP.FTS.B, 21.78%, 12/09/26 ... 3,560 518
L2217016.UP.FTS.B, 21.8%, 12/09/26 .... 2,967 2,983
L2214771.UP.FTS.B, 21.93%, 12/09/26 ... 1,593 1,606
L2217244.UP.FTS.B, 21.96%, 12/09/26 ... 3,320 3,310
FW2217920.UP.FTS.B, 22.05%, 12/09/26 . 2,818 795
L2213576.UP.FTS.B, 22.2%, 12/09/26 .... 2,370 2,367
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 3,007 3,026
L2199212.UP.FTS.B, 23.01%, 12/09/26 ... 10,088 10,145
L1410812.UP.FTS.B, 23.09%, 12/09/26 ... 7,470 4,375
FW2209695.UP.FTS.B, 23.37%, 12/09/26 . 3,321 3,347
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 683 680
L2218623.UP.FTS.B, 23.41%, 12/09/26 ... 3,022 1,775
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 739 746
L2217598.UP.FTS.B, 23.52%, 12/09/26 ... 6,456 6,511
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 1,627 1,639
FW2218127.UP.FTS.B, 24.14%, 12/09/26 . 6,759 6,816
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 3,214 3,236
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 23,809 23,737
L2215396.UP.FTS.B, 24.34%, 12/09/26 ... 2,901 2,925
FW2214689.UP.FTS.B, 24.38%, 12/09/26 . 5,332 5,346
L2218752.UP.FTS.B, 24.44%, 12/09/26 ... 1,082 1,088
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 1,007 1,015
L2218428.UP.FTS.B, 25.03%, 12/09/26 ... 1,021 1,028
L2216782.UP.FTS.B, 25.06%, 12/09/26 ... 2,428 1,392
L2215729.UP.FTS.B, 25.13%, 12/09/26 ... 10,302 10,371
L2215559.UP.FTS.B, 25. 19%, 12/09/26 ... 1,011 1,010
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 1,569 1,582
FW2217958.UP.FTS.B, 25.35%, 12/09/26 . 3,072 3,091
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 2,595 2,611
L2217765.UP.FTS.B, 25.4%, 12/09/26 .... 751 757
L2215136.UP.FTS.B, 25.42%, 12/09/26 ... 3,225 3,218
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 11,199 11,294
L2214140.UP.FTS.B, 25.45%, 12/09/26 ... 1,792 1,786
L2217964.UP.FTS.B, 25.45%, 12/09/26 ... 4,370 4,407
L2214064.UP.FTS.B, 25.48%, 12/09/26 ... 3,347 3,375
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 2,049 2,067
FW2216203.UP.FTS.B, 25.54%, 12/09/26 . 4,525 4,552
L2214388.UP.FTS.B, 25.7%, 12/09/26 .... 2,508 2,528
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 4,516 4,554
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2218303.UP.FTS.B, 25.88%, 12/09/26 ... $ 4,941 $ 727
L2216795.UP.FTS.B, 26.15%, 12/09/26 ... 9,270 9,349
L2217875.UP.FTS.B, 26.21%, 12/09/26 ... 5,532 5,568
FW2215725.UP.FTS.B, 28.05%, 12/09/26 . 5,575 5,610
FW2215661.UP.FTS.B, 28.62%, 12/09/26 . 8,283 8,345
FW2216442.UP.FTS.B, 29.14%, 12/09/26 . 6,403 6,448
FW2218562.UP.FTS.B, 29.96%, 12/09/26 . 708 712
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 3,549 3,571
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 2,176 2,188
FW2214286.UP.FTS.B, 30.83%, 12/09/26 . 16,929 1,181
FW2216633.UP.FTS.B, 30.84%, 12/09/26 . 711 717
FW2213785.UP.FTS.B, 30.97%, 12/09/26 . 2,261 2,274
FW2205180.UP.FTS.B, 31.15%, 12/09/26 . 20,310 20,483
FW2214022.UP.FTS.B, 31.21%, 12/09/26 . 3,823 271
FW2217843.UP.FTS.B, 31.21%, 12/09/26 . 865 869
FW2216011.UP.FTS.B, 31.3%, 12/09/26 .. 1,588 1,600
FW2215916.UP.FTS.B, 31.42%, 12/09/26 . 1,213 1,224
FW2215821.UP.FTS.B, 31.64%, 12/09/26 . 6,155 –
FW2216867.UP.FTS.B, 31.83%, 12/09/26 . 3,752 3,781
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 5,048 5,079
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 5,782 5,746
L2221765.UP.FTS.B, 7.56%, 12/10/26 .... 5,785 5,750
FW2218855.UP.FTS.B, 7.72%, 12/10/26 .. 2,024 2,005
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... 6,424 6,381
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 1,284 1,276
L2222014.UP.FTS.B, 9.11%, 12/10/26 .... 14,731 14,642
L2220654.UP.FTS.B, 9.13%, 12/10/26 .... 13,050 12,958
L2220216.UP.FTS.B, 9.67%, 12/10/26 .... 10,000 9,918
L2221664.UP.FTS.B, 9.98%, 12/10/26 .... 2,100 2,076
FW2219804.UP.FTS.B, 10.44%, 12/10/26 . 5,972 5,946
FW2222412.UP.FTS.B, 10.49%, 12/10/26 . 598 594
L2220336.UP.FTS.B, 11.03%, 12/10/26 ... 3,286 3,267
L2220236.UP.FTS.B, 11.73%, 12/10/26 ... 12,980 12,923
L2222184.UP.FTS.B, 12.02%, 12/10/26 ... 5,097 5,069
L2220260.UP.FTS.B, 12.23%, 12/10/26 ... 30,398 30,235
FW2220027.UP.FTS.B, 13.09%, 12/10/26 . 6,130 6,103
L2221352.UP.FTS.B, 13.11%, 12/10/26 ... 564 561
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 4,607 4,582
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 16,331 16,244
L2218875.UP.FTS.B, 13.44%, 12/10/26 ... 7,380 7,349
L2221936.UP.FTS.B, 13.59%, 12/10/26 ... 3,943 3,922
L2220922.UP.FTS.B, 13.6%, 12/10/26 .... 4,312 4,294
L2222570.UP.FTS.B, 13.7%, 12/10/26 .... 3,094 3,078
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 8,073 8,032
L2221071.UP.FTS.B, 14.15%, 12/10/26 ... 4,599 4,570
FW2219337.UP.FTS.B, 14.64%, 12/10/26 . 3,226 3,206
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 623 620
FW2222326.UP.FTS.B, 14.82%, 12/10/26 . 10,905 10,859
L2219252.UP.FTS.B, 15.58%, 12/10/26 ... 3,131 1,789
L2218671.UP.FTS.B, 15.6%, 12/10/26 .... 3,373 472
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... 7,207 7,187
FW2219230.UP.FTS.B, 15.75%, 12/10/26 . 6,981 6,959
FW2221359.UP.FTS.B, 17.28%, 12/10/26 . 1,977 1,968
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . 10,206 10,189
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 6,840 6,817
L2183750.UP.FTS.B, 17.62%, 12/10/26 ... 5,116 5,099
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... 2,049 2,045
L2219692.UP.FTS.B, 18.1%, 12/10/26 .... 2,048 2,044

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2222111.UP.FTS.B, 18.1%, 12/10/26 .... $ 3,532 $ 3,526
FW2217304.UP.FTS.B, 18.29%, 12/10/26 . 627 626
L2220278.UP.FTS.B, 18.47%, 12/10/26 ... 3,865 3,859
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... 2,201 2,195
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 14,978 14,941
FW2219062.UP.FTS.B, 19.4%, 12/10/26 .. 4,160 597
L2221797.UP.FTS.B, 19.44%, 12/10/26 ... 10,626 10,606
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 3,646 3,643
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 5,865 5,917
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 1,526 1,522
L2220113.UP.FTS.B, 20.52%, 12/10/26 ... 3,278 3,307
L2219823.UP.FTS.B, 20.59%, 12/10/26 ... 3,625 3,616
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 7,893 7,945
L2222005.UP.FTS.B, 20.98%, 12/10/26 ... 9,301 9,272
L2221600.UP.FTS.B, 21.39%, 12/10/26 ... 5,000 4,964
L2222012.UP.FTS.B, 21.64%, 12/10/26 ... 2,332 2,348
FW2219145.UP.FTS.B, 21.86%, 12/10/26 . 11,145 11,217
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 4,037 4,066
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 4,666 4,708
L2219015.UP.FTS.B, 22.73%, 12/10/26 ... 4,677 4,718
FW2220294.UP.FTS.B, 22.87%, 12/10/26 . 13,405 13,493
L2220670.UP.FTS.B, 23.96%, 12/10/26 ... 1,937 1,937
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . 4,083 4,111
L2219719.UP.FTS.B, 24.34%, 12/10/26 ... 1,016 1,023
FW2220794.UP.FTS.B, 24.46%, 12/10/26 . 3,743 1,059
L2221940.UP.FTS.B, 24.71%, 12/10/26 ... 2,496 2,484
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 6,830 6,877
L2221560.UP.FTS.B, 25.03%, 12/10/26 ... 1,628 1,642
L2220844.UP.FTS.B, 25.09%, 12/10/26 ... 1,770 1,786
L2222466.UP.FTS.B, 25.12%, 12/10/26 ... 7,153 7,200
L2222460.UP.FTS.B, 25.39%, 12/10/26 ... 2,140 2,151
L2219737.UP.FTS.B, 25.45%, 12/10/26 ... 1,760 259
L2222516.UP.FTS.B, 25.46%, 12/10/26 ... 670 670
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 1,777 507
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 1,844 1,861
L2219005.UP.FTS.B, 25.75%, 12/10/26 ... 2,468 2,484
L2219909.UP.FTS.B, 25.83%, 12/10/26 ... 2,267 334
FW2219378.UP.FTS.B, 27.07%, 12/10/26 . 8,298 8,371
FW2218817.UP.FTS.B, 27.5%, 12/10/26 .. 2,958 2,955
FW2221398.UP.FTS.B, 27.53%, 12/10/26 . 3,678 3,707
FW2221651.UP.FTS.B, 27.6%, 12/10/26 .. 6,873 6,930
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 1,646 1,660
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 4,133 4,167
FW2220128.UP.FTS.B, 28.06%, 12/10/26 . 3,484 3,515
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 2,452 2,468
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 5,617 5,666
FW2218160.UP.FTS.B, 29.47%, 12/10/26 . 3,380 3,410
FW2219414.UP.FTS.B, 29.72%, 12/10/26 . 4,384 1,263
FW2220353.UP.FTS.B, 29.92%, 12/10/26 . 2,131 2,146
FW2221075.UP.FTS.B, 30.26%, 12/10/26 . 2,479 2,501
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 2,691 2,715
FW2217065.UP.FTS.B, 30.33%, 12/10/26 . 3,250 1,912
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 2,480 2,502
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 1,560 1,574
FW2222124.UP.FTS.B, 30.9%, 12/10/26 .. 167 164
FW2219745.UP.FTS.B, 31.03%, 12/10/26 . 1,637 1,652
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . 2,496 2,518
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 2,854 2,880
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2219989.UP.FTS.B, 31.38%, 12/10/26 . $ 2,813 $ 2,836
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 10,517 10,610
FW2219266.UP.FTS.B, 31.97%, 12/10/26 . 27,361 1,901
L2220687.UP.FTS.B, 23.72%, 12/11/26 ... 1,817 1,826
L2219088.UP.FTS.B, 10.44%, 12/13/26 ... 12,811 12,754
L2217252.UP.FTS.B, 25.25%, 12/14/26 ... 1,369 1,365
FW2221416.UP.FTS.B, 26.49%, 12/14/26 . 2,820 2,710
L2216987.UP.FTS.B, 17.24%, 12/16/26 ... 6,368 6,349
FW2217553.UP.FTS.B, 16.03%, 12/23/26 . 3,797 3,777
FW2214828.UP.FTS.B, 15.83%, 12/24/26 . 6,964 6,941
FW2213955.UP.FTS.B, 18.45%, 12/24/26 . 5,842 5,823
FW2220958.UP.FTS.B, 32.58%, 12/25/26 . 5,598 5,630
L1612765.UP.FTS.B, 17.19%, 1/23/27 .... 11,113 10,579
L1611722.UP.FTS.B, 19.13%, 1/23/27 .... 4,937 4,929
L1611110.UP.FTS.B, 20.52%, 1/23/27 .... 11,946 11,496
L1612410.UP.FTS.B, 21.86%, 1/23/27 .... 3,384 3,385
L1612489.UP.FTS.B, 23.23%, 1/23/27 .... 2,900 2,923
L1613013.UP.FTS.B, 25.41%, 1/23/27 .... 1,565 453
FW1612781.UP.FTS.B, 27.12%, 1/23/27 .. 7,341 7,056
FW1611792.UP.FTS.B, 28.67%, 1/23/27 .. 5,750 5,468
L1616604.UP.FTS.B, 10.09%, 1/24/27 .... 8,501 8,450
L1614273.UP.FTS.B, 14.09%, 1/24/27 .... 6,803 6,771
L1599969.UP.FTS.B, 14.68%, 1/24/27 .... 5,158 727
L1616477.UP.FTS.B, 19.45%, 1/24/27 .... 3,900 3,897
L1613477.UP.FTS.B, 20.77%, 1/24/27 .... 2,875 2,879
L1614645.UP.FTS.B, 22.79%, 1/24/27 .... 2,088 2,115
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 4,200 4,244
L1613119.UP.FTS.B, 24.86%, 1/24/27 .... 10,997 10,986
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 11,607 11,709
FW1605600.UP.FTS.B, 29.46%, 1/24/27 .. 5,424 5,508
FW1616426.UP.FTS.B, 30.21%, 1/24/27 .. 1,373 1,387
FW1615354.UP.FTS.B, 31.17%, 1/24/27 .. 9,321 9,398
L1619050.UP.FTS.B, 15.55%, 1/25/27 .... 2,530 2,524
L1618708.UP.FTS.B, 19.03%, 1/25/27 .... 13,714 397
FW1615921.UP.FTS.B, 28.4%, 1/25/27 ... 13,225 13,391
FW1620982.UP.FTS.B, 29.78%, 1/25/27 .. 26,257 1,828
FW1705472.UP.FTS.B, 19.5%, 2/13/27 ... 5,972 5,970
L1705495.UP.FTS.B, 19.78%, 2/13/27 .... 2,196 159
L1706676.UP.FTS.B, 24.2%, 2/13/27 .... 12,907 7,604
L1705353.UP.FTS.B, 25.94%, 2/13/27 .... 3,089 219
L1706613.UP.FTS.B, 27.15%, 2/13/ 27 .... 6,314 3,751
FW1704923.UP.FTS.B, 29.37%, 2/13/27 .. 1,766 502
L1879248.UP.FTS.B, 19.71%, 3/19/27 .... 4,198 3,979
L1876648.UP.FTS.B, 22.83%, 3/19/27 .... 8,526 411
L1880795.UP.FTS.B, 23.65%, 3/19/27 .... 2,454 177
FW1880786.UP.FTS.B, 24.67%, 3/19/27 .. 4,057 4,087
L1880423.UP.FTS.B, 25.24%, 3/19/27 .... 5,153 5,178
FW1879017.UP.FTS.B, 25.45%, 3/19/27 .. 18,439 2,817
L1878925.UP.FTS.B, 26.03%, 3/19/27 .... 5,975 6,010
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 1,838 1,851
FW1878756.UP.FTS.B, 30.15%, 3/19/27 .. 27 2
FW1876491.UP.FTS.B, 30.62%, 3/19/27 .. 5,038 5,077
FW1880852.UP.FTS.B, 31.2%, 3/19/27 ... 2,556 356
FW1876421.UP.FTS.B, 26.08%, 3/27/27 .. 4,152 4,176
L1991593.UP.FTS.B, 11.07%, 4/08/27 .... 31,332 31,038
FW1989633.UP.FTS.B, 11.19%, 4/08/27 .. 3,774 3,747
L1988372.UP.FTS.B, 13.34%, 4/08/27 .... 3,546 3,530
L1998298.UP.FTS.B, 13.53%, 4/08/27 .... 3,098 3,075

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1993514.UP.FTS.B, 16.68%, 4/08/27 .... $ 2,673 $ 376
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 5,008 4,971
L1991140.UP.FTS.B, 17.85%, 4/08/27 .... 3,510 3,489
L1999227.UP.FTS.B, 17.88%, 4/08/27 .... 13,784 13,683
L1989102.UP.FTS.B, 19.31%, 4/08/27 .... 8,901 642
FW1990125.UP.FTS.B, 20.11%, 4/08/27 .. 5,982 5,931
L1991181.UP.FTS.B, 20.28%, 4/08/27 .... 7,356 7,346
L1997930.UP.FTS.B, 20.97%, 4/08/27 .... 2,964 2,938
L1995141.UP.FTS.B, 22.04%, 4/08/27 .... 21,377 21,400
FW1995724.UP.FTS.B, 22.43%, 4/08/27 .. 10,777 6,178
L1990332.UP.FTS.B, 24.87%, 4/08/27 .... 9,351 9,387
L1996816.UP.FTS.B, 26.05%, 4/08/27 .... 12,407 1,771
FW1990199.UP.FTS.B, 27.43%, 4/08/27 .. 10,803 10,843
FW1996955.UP.FTS.B, 27.91%, 4/08/27 .. 1,151 1,152
FW1999057.UP.FTS.B, 28%, 4/08/27 .... 18,818 11,001
FW1993453.UP.FTS.B, 28.76%, 4/08/27 .. 9,504 9,520
FW1996092.UP.FTS.B, 29.72%, 4/08/27 .. 2,563 2,575
FW1988366.UP.FTS.B, 30.88%, 4/08/27 .. 4,640 2,745
FW1990513.UP.FTS.B, 31.11%, 4/08/27 .. 3,751 3,757
FW1995947.UP.FTS.B, 31.02%, 4/17/27 .. 3,417 239
L2073169.UP.FTS.B, 10.97%, 4/18/27 .... 14,945 1,087
FW2073202.UP.FTS.B, 16.18%, 4/18/27 .. 12,083 873
L2075589.UP.FTS.B, 16.26%, 4/18/27 .... 5,088 5,055
L2074108.UP.FTS.B, 16.87%, 4/18/27 .... 2,031 2,017
L2070593.UP.FTS.B, 17.59%, 4/18/27 .... 14,392 14,312
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 1,238 1,235
FW2071863.UP.FTS.B, 19.94%, 4/18/27 .. 35,914 35,817
L2074730.UP.FTS.B, 20.02%, 4/18/27 .... 3,302 3,307
L2073933.UP.FTS.B, 20.06%, 4/18/27 .... 4,012 3,982
L2074554.UP.FTS.B, 20.64%, 4/18/27 .... 15,297 15,245
L2072150.UP.FTS.B, 21.62%, 4/18/27 .... 23,031 1,630
L2074432.UP.FTS.B, 21.97%, 4/18/27 .... 2,146 2,065
FW2075442.UP.FTS.B, 22.23%, 4/18/27 .. 5,492 5,467
L2073235.UP.FTS.B, 22.81%, 4/18/27 .... 5,116 5,095
L2072907.UP.FTS.B, 25.45%, 4/18/27 .... 3,024 2,902
L2072180.UP.FTS.B, 25.94%, 4/18/27 .... 17,621 1,248
FW2075168.UP.FTS.B, 30.19%, 4/18/27 .. 2,323 2,328
FW2069880.UP.FTS.B, 30.4%, 4/18/27 ... 4,898 4,926
FW2069864.UP.FTS.B, 31.2%, 4/18/27 ... 3,023 –
FW1990667.UP.FTS.B, 27.83%, 4/22/27 .. 3,355 3,209
L1993049.UP.FTS.B, 14.87%, 4/23/27 .... 14,038 13,935
L1996800.UP.FTS.B, 25.32%, 4/23/27 .... 18,676 18,564
L2214144.UP.FTS.B, 11.27%, 5/09/27 .... 6,173 6,129
L2163677.UP.FTS.B, 11.56%, 5/09/27 .... 22,240 3,003
L2218652.UP.FTS.B, 13.28%, 5/09/27 .... 7,075 7,017
L1410942.UP.FTS.B, 18.88%, 5/09/27 .... 7,069 1,936
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 4,684 1,322
L2217490.UP.FTS.B, 20.86%, 5/09/27 .... 20,619 5,741
L2217932.UP.FTS.B, 21.91%, 5/09/27 .... 11,384 11,342
FW2216167.UP.FTS.B, 23.76%, 5/09/27 .. 4,757 4,765
FW2215962.UP.FTS.B, 24.1%, 5/09/27 ... 3,805 541
L2198465.UP.FTS.B, 24.17%, 5/09/27 .... 3,577 3,591
FW2217399.UP.FTS.B, 24.73%, 5/09/27 .. 5,960 859
L2216524.UP.FTS.B, 25.42%, 5/09/27 .... 8,035 8,074
FW2214150.UP.FTS.B, 26.84%, 5/09/27 .. 1,863 1,868
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 7,506 7,576
L2218865.UP.FTS.B, 12.56%, 5/10/27 .... 2,319 115
L2211511.UP.FTS.B, 12.64%, 5/10/27 .... 38,316 38,024
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2221618.UP.FTS.B, 12.8%, 5/10/27 .... $ 3,601 $ 3,584
FW2219474.UP.FTS.B, 13.95%, 5/10/27 .. 8,124 8,085
L2220695.UP.FTS.B, 14.81%, 5/10/27 .... 3,955 1,013
L2221125.UP.FTS.B, 15.5%, 5/10/27 ..... 1,392 1,381
L2219741.UP.FTS.B, 18.33%, 5/10/27 .... 4,314 1,175
L2221646.UP.FTS.B, 18.79%, 5/10/27 .... 7,438 4,266
FW2218896.UP.FTS.B, 19.03%, 5/10/27 .. 7,131 515
L2221701.UP.FTS.B, 19.55%, 5/10/27 .... 5,015 4,978
L2220257.UP.FTS.B, 19.73%, 5/10/27 .... 3,617 3,589
L2220292.UP.FTS.B, 21.61%, 5/ 10/27 .... 8,750 631
L2221731.UP.FTS.B, 23.05%, 5/10/27 .... 5,194 375
L2222062.UP.FTS.B, 23.82%, 5/10/27 .... 8,112 8,095
L2222302.UP.FTS.B, 24.68%, 5/10/27 .... 4,135 298
FW2220970.UP.FTS.B, 26.98%, 5/10/27 .. 666 670
FW2222345.UP.FTS.B, 30.23%, 5/10/27 .. 1,410 1,392
FW2220084.UP.FTS.B, 30.41%, 5/10/27 .. 1,673 979
FW2219211.UP.FTS.B, 31.11%, 5/10/27 .. 3,893 3,911
FW2218821.UP.FTS.B, 31.13%, 5/10/27 .. 1,875 –
FW2219137.UP.FTS.B, 32.32%, 5/10/27 .. 6,339 6,402
FW2218331.UP.FTS.B, 30.75%, 5/14/27 .. 4,709 4,486
L2219046.UP.FTS.B, 24.89%, 5/15/27 .... 4,936 4,975
FW2219236.UP.FTS.B, 30.82%, 5/25/27 .. 1,727 489
L1600527.UP.FTS.B, 20.35%, 6/24/27 .... 6,580 6,511
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 134 133
L1619343.UP.FTS.B, 16.69%, 6/25/27 .... 6,966 6,972
L1706347.UP.FTS.B, 23.37%, 7/13/27 .... 6,004 6,052
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 1,414 1,401
FW1998543.UP.FTS.B, 22.52%, 9/13/27 .. 10,843 10,764
L2074857.UP.FTS.B, 16.11%, 9/18/27 .... 15,003 14,851
FW1992674.UP.FTS.B, 30.71%, 9/23/27 .. 1,470 1,390
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 4,602 4,606
FW2217284.UP.FTS.B, 26.82%, 10/09/27 . 3,527 3,496
FW2221749.UP.FTS.B, 30.5%, 10/10/27 .. 902 905
L1700175.UP.FTS.B, 15.87%, 9/13/28 .... 11,253 11,224
L1703901.UP.FTS.B, 26.94%, 9/13/28 .... 8,045 1,172
L2074618.UP.FTS.B, 27.13%, 4/18/29 .... 3,192 3,201
4,617,906
Total Marketplace Loans (Cost $46,901,976) .....
$40,969,156

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

At April 30, 2024, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 76 $ 8,165,250 6/18/24 $ (203,889)
U.S. Treasury 10 Year Ultra Notes ................ Short 1,286 141,741,312 6/18/24 3,898,000
U.S. Treasury 2 Year Notes ..................... Long 1,004 203,466,875 6/28/24 (1,627,468)
U.S. Treasury 5 Year Notes ..................... Long 2,209 231,375,493 6/28/24 (4,184,102)
U.S. Treasury Long Bonds ..................... Short 222 25,266,375 6/18/24 680,950
U.S. Treasury Ultra Bonds ...................... Long 30 3,586,875 6/18/24 (221,297)
Total Futures Contracts ...................................................................... $(1,657,806)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 1,145,000,000 7,762,192 10/04/24 $ — $ (325,385)
Total Forward Exchange Contracts ................................................... — $(325,385)
Net unrealized appreciation (depreciation) ............................................ $(325,385)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

At April 30, 2024, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
At April 30, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.HY.42 . (5.00)% Quarterly 6/20/29 24,000,000 $ (1,550,181) $ (1,638,897) $ 88,716
Total Centrally Cleared Swap Contracts ..................................... $(1,550,181) $(1,638,897) $88,716
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 7,880,000 (82,753) (895,661) 812,908 BB-
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 37,700,000 1,338,571 (57,428) 1,395,999
Non-
Investment
Grade
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 16,900,000 999,900 867,382 132,518
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $2,255,718 $(85,707) $2,341,425
Total Credit Default Swap Contracts .................................... $705,537 $ (1,724,604) $2,430,141
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 3,718,398 $ 1,851 $ 3,716,547
Total Interest Rate Swap Contracts .................................... $3,718,398 $ 1,851 $3,716,547
*
In U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

At April 30, 2024, the Fund had the following total return swap contracts outstanding. See Not e 1(e).
See Not e 9 r egarding other derivative information.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/24 30,000,000 $ 824,186
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 9/20/24 30,000,000 765,516
Total Return Swap Contracts .................................................................... $1,589,702
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 318 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,401,133,819 $76,240,672 $2,010,085,232
Cost - Non-controlled affiliates (Note 3f and 10 ) ................. 101,004,463 244,140 40,546,171
Cost - Unaffiliated repurchase agreements .................... 87,180,371 — 11,497,665
Value - Unaffiliated issuers ................................ $1,379,592,959 $76,682,911 $1,956,806,316
Value - Non-controlled affiliates (Note 3f and 10 ) ................ 87,986,199 244,140 40,546,171
Value - Unaffiliated repurchase agreements .................... 87,180,371 — 11,497,665
Cash .................................................. 15,706,535 640,768 4,249,209
Receivables:
Investment securities sold ................................. 25,036,608 361,405 1,773,944
Capital shares sold ...................................... 3,321,287 — 2,055,680
Dividends and interest ................................... 7,235,244 1,045,139 12,952,839
Deposits with brokers for:
Futures contracts ...................................... — — 4,067,578
OTC swap contracts (upfront payments $–, $– and $298,864,
respectively) ............................................ — — 282,284
Unrealized appreciation on OTC swap contracts .................. — — 926,763
Offering costs ........................................... — 18,658 —
Total assets ........................................ 1,606,059,203 78,993,021 2,035,158,449
Liabilities:
Payables:
Investment securities purchased ............................ 103,942,624 883,993 6,966,511
Capital shares redeemed ................................. 3,915,445 — 5,303,523
Management fees ....................................... 667,322 11,259 318,626
Distribution fees ........................................ 234,120 — 301,969
Transfer agent fees ...................................... 317,758 164 413,579
Trustees' fees and expenses ............................... 17 48 1,014
Distributions to shareholders ............................... 1,329,854 — 194,498
Variation margin on futures contracts ......................... — — 481,899
Variation margin on centrally cleared swap contracts ............. — — 61,130
OTC swap contracts (upfront receipts $–, $– and $894,750, respectively) — — 470,917
Accrued expenses and other liabilities ......................... 175,353 105,831 443,187
Total liabilities ....................................... 110,582,493 1,001,295 14,956,853
Net assets, at value ............................... $1,495,476,710 $77,991,726 $2,020,201,596
Net assets consist of:
Paid-in capital ........................................... $2,068,565,742 $76,970,720 $2,430,477,844
Total distributable earnings (losses) ........................... (573,089,032) 1,021,006 (410,276,248)
Net assets, at value ............................... $1,495,476,710 $77,991,726 $2,020,201,596

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class A:
Net assets, at value ..................................... $926,251,405 $— $1,366,846,142
Shares outstanding ...................................... 118,844,462 — 155,066,280
Net asset value per share
a,b
................................ $7.79 $— $8.81
Maximum offering price per share (net asset value per share ÷ 97.75%,
—% and 97.75%, respectively)
b
............................ $7.97 $— $9.01
Class C:
Net assets, at value ..................................... $86,334,242 $— $36,446,549
Shares outstanding ...................................... 11,073,940 — 4,154,995
Net asset value and maximum offering price per share
a,b
.......... $7.80 $— $8.77
Class R:
Net assets, at value ..................................... $— $— $303,096
Shares outstanding ...................................... — — 34,416
Net asset value and maximum offering price per share
b
........... $— $— $8.81
Class R6:
Net assets, at value ..................................... $118,441,669 $77,991,726 $448,715,107
Shares outstanding ...................................... 15,172,935 7,816,386 50,570,281
Net asset value and maximum offering price per share
b
........... $7.81 $9.98 $8.87
Advisor Class:
Net assets, at value ..................................... $364,449,394 $— $167,890,702
Shares outstanding ...................................... 46,739,230 — 18,940,600
Net asset value and maximum offering price per share
b
........... $7.80 $— $8.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $410,646,377 $3,788,120,079
Cost - Non-controlled affiliates (Note 3f and 10 ) .................................. 18,390,912 41,278,724
Value - Unaffiliated issuers ................................................. $400,458,833 $3,510,610,595
Value - Non-controlled affiliates (Note 3f and 10 ) ................................. 18,390,912 41,278,724
Cash ................................................................... 4 3,130,299
Receivables:
Investment securities sold .................................................. 1,798,746 1,747,122
Capital shares sold ....................................................... 104,743 1,876,999
Dividends and interest .................................................... 2,347,508 23,514,036
Deposits with brokers for:
TBA transactions ....................................................... — 7,572,222
Futures contracts ....................................................... 670,858 2,279,335
Variation margin on centrally cleared swap contracts .............................. — 200,809
OTC swap contracts (upfront payments $– and $1,057,789, respectively) ................ — 867,382
Unrealized appreciation on OTC swap contracts ................................... — 3,931,127
Deferred tax benefit ........................................................ — 95,813
Total assets ......................................................... 423,771,604 3,597,104,463
Liabilities:
Payables:
Investment securities purchased ............................................. — 492,765,556
Capital shares redeemed .................................................. 882,592 5,820,173
Management fees ........................................................ 128,593 980,560
Distribution fees ......................................................... 64,471 535,173
Transfer agent fees ....................................................... 136,518 769,707
Trustees' fees and expenses ................................................ 288 662
Distributions to shareholders ................................................ 58,744 129,589
Variation margin on futures contracts .......................................... 100,352 151,909
OTC swap contracts (upfront receipts $– and $1,796,121, respectively) ................. — 953,089
Options written, at value (premiums received $– and $633,920, respectively) ............. — 423,065
Unrealized depreciation on OTC forward exchange contracts ......................... — 325,385
Accrued expenses and other liabilities .......................................... 147,317 585,258
Total liabilities ........................................................ 1,518,875 503,440,126
Net assets, at value ................................................ $422,252,729 $3,093,664,337
Net assets consist of:
Paid-in capital ............................................................ $595,008,665 $4,054,503,031
Total distributable earnings (losses) ............................................ (172,755,936) (960,838,694)
Net assets, at value ................................................ $422,252,729 $3,093,664,337

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A:
Net assets, at value ...................................................... $263,914,839 $2,492,573,013
Shares outstanding ....................................................... 35,306,344 310,735,829
Net asset value per share
a,b
................................................. $7.47 $8.02
Maximum offering price per share (net asset value per share ÷ 97.75% and 96.25%, respectively)
b
........................................................... $7.64 $8.33
Class A1:
Net assets, at value ...................................................... $46,602,656 $—
Shares outstanding ....................................................... 6,236,308 —
Net asset value per share
a,b
................................................. $7.47 $—
Maximum offering price per share (net asset value per share ÷ 97.75% and —%, respectively)
b
........................................................... $7.64 $—
Class C:
Net assets, at value ...................................................... $11,464,275 $27,152,600
Shares outstanding ....................................................... 1,534,870 3,414,040
Net asset value and maximum offering price per share
a,b
........................... $7.47 $7.95
Class R:
Net assets, at value ...................................................... $— $7,367,616
Shares outstanding ....................................................... — 922,560
Net asset value and maximum offering price per share
b
............................ $— $7.99
Class R6:
Net assets, at value ...................................................... $18,255,854 $391,984,648
Shares outstanding ....................................................... 2,438,128 48,504,231
Net asset value and maximum offering price per share
b
............................ $7.49 $8.08
Advisor Class:
Net assets, at value ...................................................... $82,015,105 $174,586,460
Shares outstanding ....................................................... 10,961,699 21,631,891
Net asset value and maximum offering price per share
b
............................ $7.48 $8.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $540,999 $— $—
Non-controlled affiliates (Not e 3f and 10 ) ...................... 1,816,234 11,058 3,061,673
Interest: (net of foreign taxes of $—, $— and $7,240, respectively)
Unaffiliated issuers ...................................... 66,959,404 2,171,778 48,188,855
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 18,382 — —
Total investment income ................................. 69,335,019 2,182,836 51,250,528
Expenses:
Management fees (Note 3 a ) ................................. 4,091,625 116,351 5,357,027
Distribution fees: (Note 3c )
    Class A .............................................. 1,118,662 — 1,771,683
    Class C .............................................. 269,927 — 129,823
    Class R .............................................. — — 728
Transfer agent fees: (Note 3e )
    Class A .............................................. 449,819 — 812,757
    Class C .............................................. 41,731 — 22,933
    Class R .............................................. — — 167
    Class R6 ............................................. 14,413 4,134 46,913
    Advisor Class .......................................... 170,228 — 96,917
Custodian fees ........................................... 275 562 8,551
Reports to shareholders fees ................................ 45,586 12,432 108,833
Registration and filing fees .................................. 78,326 — 90,951
Professional fees ......................................... 56,585 34,810 79,449
Trustees' fees and expenses ................................ 8,380 74 13,949
Amortization of offering costs (Not e 1l) ......................... — 29,786 —
Marketplace lending fees (Note 1 i ) ............................ — — 568,802
Other .................................................. 33,346 2,856 172,638
Total expenses ....................................... 6,378,903 201,005 9,282,121
Expenses waived/paid by affiliates (Not e 3f and 3g) ............ (120,619) (134,805) (3,308,720)
Net expenses ....................................... 6,258,284 66,200 5,973,401
Net investment income .............................. 63,076,735 2,116,636 45,277,127

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... (14,223,234) 654,568 506,199
Non-controlled affiliates (Note 3 f and 10 ) .................... 40,330,457 — (2,725,535)
Foreign currency transactions .............................. (5,353) — 1,768
Forward exchange contracts ............................... — — 1,153,692
Futures contracts ....................................... — — (2,063,086)
Swap contracts ......................................... — — (328,334)
Net realized gain (loss) ................................ 26,101,870 654,568 (3,455,296)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 28,439,120 4,179,012 21,923,135
Non-controlled affiliates (Note 3 f and 10 ) .................... (22,775,827) — 613,633
Translation of other assets and liabilities denominated in foreign currencies ........................................... 1,867 — (91,951)
Unfunded loan commitments ............................... (5,028) — —
Forward exchange contracts ............................... — — (1,198,559)
Futures contracts ....................................... — — (4,015,165)
Swap contracts ......................................... — — 3,318,127
Net change in unrealized appreciation (depreciation) .......... 5,660,132 4,179,012 20,549,220
Net realized and unrealized gain (loss) .......................... 31,762,002 4,833,580 17,093,924
Net increase (decrease) in net assets resulting from operations ........ $94,838,737 $6,950,216 $62,371,051
*
Includes losses from redemption in-kind (Note 12).

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $141,654
Non-controlled affiliates (Not e 3f and 10 ) ....................................... 324,941 7,263,883
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (1,112,268) 136,780
Paid in cash
a
.......................................................... 11,061,698 63,392,080
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — 1,964
Total investment income .................................................. 10,274,371 70,936,361
Expenses:
Management fees (Note 3 a ) .................................................. 1,075,326 7,698,514
Distribution fees: (Note 3c )
    Class A ............................................................... 341,032 3,210,069
    Class A1 .............................................................. 24,080 —
    Class C ............................................................... 39,933 97,292
    Class R ............................................................... — 19,135
Transfer agent fees: (Note 3e )
    Class A ............................................................... 192,321 1,682,189
    Class A1 .............................................................. 33,945 —
    Class C ............................................................... 8,686 19,668
    Class R ............................................................... — 5,017
    Class R6 .............................................................. 4,425 44,682
    Advisor Class ........................................................... 54,541 106,104
Custodian fees ............................................................ 2,106 11,539
Reports to shareholders fees ................................................. 27,545 184,542
Registration and filing fees ................................................... 47,673 85,432
Professional fees .......................................................... 41,207 81,406
Trustees' fees and expenses ................................................. 2,916 20,081
Marketplace lending fees (Note 1 i ) ............................................. — 585,096
Other ................................................................... 66,345 205,370
Total expenses ........................................................ 1,962,081 14,056,136
Expenses waived/paid by affiliates (Not e 3f and 3g) ............................. (312,557) (1,762,543)
Net expenses ........................................................ 1,649,524 12,293,593
Net investment income ............................................... 8,624,847 58,642,768

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ..................................................... (30,251) (12,895,053)
Non-controlled affiliates (Note 3 f and 10 ) ..................................... — (60,513,663)
Foreign currency transactions ............................................... — (750)
Forward exchange contracts ................................................ — 686,344
Futures contracts ........................................................ (517,024) (4,862,479)
TBA sale commitments .................................................... — (10,353)
Swap contracts .......................................................... — (13,087,819)
Net realized gain (loss) ................................................. (547,275) (90,683,773)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 5,713,326 101,766,361
Non-controlled affiliates (Note 3 f and 10 ) ..................................... — 78,340,488
Translation of other assets and liabilities denominated in foreign currencies ............. — 17,932
Written options .......................................................... — 210,855
Forward exchange contracts ................................................ — (1,210,164)
Futures contracts ........................................................ (1,108,473) 3,642,859
Swap contracts .......................................................... — 8,253,792
Net change in unrealized appreciation (depreciation) ........................... 4,604,853 191,022,123
Net realized and unrealized gain (loss) ........................................... 4,057,578 100,338,350
Net increase (decrease) in net assets resulting from operations ......................... $12,682,425 $158,981,118
*
Includes losses from redemption in-kind (Note 12).
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Daily Access Fund Franklin Long Duration Credit Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $63,076,735 $108,946,430 $2,116,636 $472,279
Net realized gain (loss) ............ 26,101,870 (20,028,131) 654,568 (61,249)
Net change in unrealized appreciation
(depreciation) ................. 5,660,132 77,386,916 4,179,012 (3,736,773)
Net increase (decrease) in net
assets resulting from operations . 94,838,737 166,305,215 6,950,216 (3,325,743)
Distributions to shareholders:
Class A ........................ (40,018,374) (67,380,157) — —
Class C ........................ (3,546,843) (6,288,208) — —
Class R6 ....................... (5,576,679) (11,740,781) (2,148,423) (466,500)
Advisor Class ................... (15,588,079) (20,229,545) — —
Total distributions to shareholders ..... (64,729,975) (105,638,691) (2,148,423) (466,500)
Capital share transactions: (Note 2 )
Class A ........................ 34,059,704 6,334,471 — —
Class C ........................ 3,999,978 (12,682,250) — —
Class R6 ....................... (1,469,762) (91,423,965) 6,982,176 70,000,000
Advisor Class ................... 38,423,888 7,074,979 — —
Total capital share transactions ....... 75,013,808 (90,696,765) 6,982,176 70,000,000
Net increase (decrease) in net
assets ..................... 105,122,570 (30,030,241) 11,783,969 66,207,757
Net assets:
Beginning of period ................ 1,390,354,140 1,420,384,381 66,207,757 —
End of period ..................... $1,495,476,710 $1,390,354,140 $77,991,726 $66,207,757
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $45,277,127 $89,525,326 $8,624,847 $12,963,759
Net realized gain (loss) ............ (3,455,296) (86,357,657) (547,275) (10,283,240)
Net change in unrealized appreciation
(depreciation) ................. 20,549,220 107,285,943 4,604,853 10,276,561
Net increase (decrease) in net
assets resulting from operations . 62,371,051 110,453,612 12,682,425 12,957,080
Distributions to shareholders:
Class A ........................ (31,219,341) (60,114,911) (6,104,852) (10,206,136)
Class A1 ....................... — — (1,114,259) (1,764,658)
Class C ........................ (803,431) (1,779,542) (250,123) (481,704)
Class R ........................ (6,039) (9,432) — —
Class R6 ....................... (11,021,334) (22,632,127) (454,319) (858,315)
Advisor Class ................... (3,913,309) (7,876,607) (1,839,582) (2,939,772)
Total distributions to shareholders ..... (46,963,454) (92,412,619) (9,763,135) (16,250,585)
Capital share transactions: (Note 2 )
Class A ........................ (114,609,142) (267,236,877) (22,316,433) (67,204,335)
Class A1 ....................... — — (1,454,260) (6,950,555)
Class C ........................ (8,061,266) (18,742,695) (2,218,298) (7,882,453)
Class R ........................ (2,240) 127,578 — —
Class R6 ....................... (38,551,374) (121,871,187) (2,144,060) (9,081,349)
Advisor Class ................... (7,819,480) (25,478,070) 4,129,768 (21,781,251)
Total capital share transactions ....... (169,043,502) (433,201,251) (24,003,283) (112,899,943)
Net increase (decrease) in net
assets ..................... (153,635,905) (415,160,258) (21,083,993) (116,193,448)
Net assets:
Beginning of period ................ 2,173,837,501 2,588,997,759 443,336,722 559,530,170
End of period ..................... $2,020,201,596 $2,173,837,501 $422,252,729 $443,336,722

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Total Return Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $58,642,768 $121,018,350
Net realized gain (loss) ................................................. (90,683,773) (176,580,674)
Net change in unrealized appreciation (depreciation) ........................... 191,022,123 112,069,649
Net increase (decrease) in net assets resulting from operations ................ 158,981,118 56,507,325
Distributions to shareholders:
Class A ............................................................. (47,574,963) (89,525,537)
Class C ............................................................. (499,581) (2,443,232)
Class R ............................................................. (132,702) (265,784)
Class R6 ............................................................ (8,081,180) (16,264,861)
Advisor Class ........................................................ (3,191,301) (6,064,374)
Total distributions to shareholders .......................................... (59,479,727) (114,563,788)
Capital share transactions: (Note 2 )
Class A ............................................................. (82,251,200) (175,192,116)
Class C ............................................................. (4,749,763) (61,491,375)
Class R ............................................................. (205,995) (1,380,651)
Class R6 ............................................................ (11,269,229) (35,606,769)
Advisor Class ........................................................ 13,709,941 (16,265,094)
Total capital share transactions ............................................ (84,766,246) (289,936,005)
Net increase (decrease) in net assets ................................... 14,735,145 (347,992,468)
Net assets:
Beginning of period ..................................................... 3,078,929,192 3,426,921,660
End of period .......................................................... $3,093,664,337 $3,078,929,192

Franklin Investors Securities Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds, five of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class R, Class R6 & Advisor Class
Franklin Long Duration Credit Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on April 30, 2024.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At April 30, 2024,
Franklin Floating Rate Daily Access Fund and Franklin Long
Duration Credit Fund had no futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date. At April 30, 2024, Franklin Floating Rate Daily
Access Fund, Franklin Long Duration Credit Fund, Franklin
Low Duration Total Return Fund and Franklin Low Duration
U.S. Government Securities Fund had no forward exchange
contracts.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts
are amortized over the term of the contract as a realized
gain or loss in the Statements of Operations. At April 30,
2024, Franklin Floating Rate Daily Access Fund, Franklin
Long Duration Credit Fund and Franklin Low Duration U.S.
Government Securities Fund had no credit default swap
contracts.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At April 30, 2024, Franklin Floating Rate Daily
Access Fund, Franklin Long Duration Credit Fund, Franklin
Low Duration Total Return Fund and Franklin Low Duration
U.S. Government Securities Fund had no interest rate swap
contracts.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure
to credit risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until
the payments are made, at which time they are recognized
as realized gain or loss. At April 30, 2024, Franklin Floating
Rate Daily Access Fund, Franklin Long Duration Credit
Fund, Franklin Low Duration Total Return Fund and Franklin
Low Duration U.S. Government Securities Fund had no total
return swap contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At April
30, 2024, Franklin Floating Rate Daily Access Fund, Franklin
Long Duration Credit Fund, Franklin Low Duration Total
Return Fund and Franklin Low Duration U.S. Government
Securities Fund had no option contracts.
See Note 9 regarding other derivative information.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral
required due to changes in security values is delivered to
the Fund on the next business day. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At April 30, 2024, Franklin Floating
Rate Daily Access Fund, Franklin Long Duration Credit
Fund, Franklin Low Duration Total Return Fund, Franklin
Low Duration U.S. Government Securities Fund and Franklin
Total Return Fund had no securities on loan.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank, or the London Interbank Offered Rate
(LIBOR), or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
1. Organization and Significant Accounting Policies
(continued)
g. Mortgage Dollar Rolls
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and realized gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
m. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 16,880,724 $131,228,376 — $—
Shares issued in reinvestment of distributions .......... 4,841,271 37,651,377 — —
Shares redeemed ............................... (17,354,591) (134,820,049) — —
Net increase (decrease) .......................... 4,367,404 $34,059,704 — $—
Year ended October 31, 2023
Shares sold
a
................................... 27,387,103 $206,459,760 — $—
Shares issued in reinvestment of distributions .......... 8,420,096 63,329,198 — —
Shares redeemed ............................... (35,114,593) (263,454,487) — —
Net increase (decrease) .......................... 692,606 $6,334,471 — $—
Class C
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... 1,757,091 $13,665,591 — $—
Shares issued in reinvestment of distributions .......... 440,851 3,430,961 — —
Shares redeemed
a
.............................. (1,686,458) (13,096,574) — —
Net increase (decrease) .......................... 511,484 $3,999,978 — $—
Year ended October 31, 2023
Shares sold ................................... 2,794,924 $21,052,363 — $—
Shares issued in reinvestment of distributions .......... 808,394 6,077,848 — —
Shares redeemed
a
.............................. (5,315,439) (39,812,461) — —
Net increase (decrease) .......................... (1,712,121) $(12,682,250) — $—
Class R6
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 3,827,810 $29,867,585 600,465 $6,256,428
Shares issued in reinvestment of distributions .......... 185,674 1,447,666 70,015 725,923
Shares redeemed ............................... (4,189,856) (32,785,013) (17) (175)
Net increase (decrease) .......................... (176,372) $(1,469,762) 670,463 $6,982,176
Year ended October 31, 2023
b
Shares sold ................................... 2,969,497 $22,188,448 7,145,923 $70,000,000
Shares issued in reinvestment of distributions .......... 356,601 2,682,088 — —
Shares redeemed ............................... (15,642,171) (116,294,501) — —
Net increase (decrease) .......................... (12,316,073) $(91,423,965) 7,145,923 $70,000,000
Advisor Class

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 13,244,256 $102,853,611 — $—
Shares issued in reinvestment of distributions .......... 1,890,573 14,714,253 — —
Shares redeemed ............................... (10,201,796) (79,143,976) — —
Net increase (decrease) .......................... 4,933,033 $38,423,888 — $—
Year ended October 31, 2023
Shares sold ................................... 24,304,350 $184,648,111 — $—
Shares issued in reinvestment of distributions .......... 2,486,193 18,713,657 — —
Shares redeemed ............................... (26,308,618) (196,286,789) — —
Net increase (decrease) .......................... 481,925 $7,074,979 — $—
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 11,287,406 $100,060,567 1,670,184 $12,535,689
Shares issued in reinvestment of distributions .......... 3,426,373 30,403,290 779,722 5,850,362
Shares redeemed ............................... (27,638,289) (245,072,999) (5,427,463) (40,702,484)
Net increase (decrease) .......................... (12,924,510) $(114,609,142) (2,977,557) $(22,316,433)
Year ended October 31, 2023
Shares sold
a
................................... 29,608,294 $260,349,394 5,709,156 $42,688,818
Shares issued in reinvestment of distributions .......... 6,659,167 58,583,503 1,312,142 9,785,379
Shares redeemed ............................... (66,631,177) (586,169,774) (15,994,684) (119,678,532)
Net increase (decrease) .......................... (30,363,716) $(267,236,877) (8,973,386) $(67,204,335)
Class A1
Class A1 Shares:
Six Months ended April 30, 2024
Shares sold ................................... — $— 477,598 $3,573,993
Shares issued in reinvestment of distributions .......... — — 141,802 1,063,758
Shares redeemed ............................... — — (812,103) (6,092,011)
Net increase (decrease) .......................... — $— (192,703) $(1,454,260)
Year ended October 31, 2023
Shares sold ................................... — $— 346,454 $2,585,684
Shares issued in reinvestment of distributions .......... — — 225,992 1,684,795
Shares redeemed ............................... — — (1,502,871) (11,221,034)
Net increase (decrease) .......................... — $— (930,425) $(6,950,555)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... 217,923 $1,919,704 115,885 $867,542
Shares issued in reinvestment of distributions .......... 88,273 779,634 32,950 247,055
Shares redeemed
a
.............................. (1,220,961) (10,760,604) (444,747) (3,332,895)
Net increase (decrease) .......................... (914,765) $(8,061,266) (295,912) $(2,218,298)
Year ended October 31, 2023
Shares sold ................................... 1,156,370 $10,121,461 420,213 $3,134,036
Shares issued in reinvestment of distributions .......... 197,911 1,733,115 63,715 474,926
Shares redeemed
a
.............................. (3,494,626) (30,597,271) (1,538,348) (11,491,415)
Net increase (decrease) .......................... (2,140,345) $(18,742,695) (1,054,420) $(7,882,453)
Class R
Class R Shares:
Six Months ended April 30, 2024
Shares sold ................................... 9,127 $80,835 — $—
Shares issued in reinvestment of distributions .......... 681 6,039 — —
Shares redeemed ............................... (10,022) (89,114) — —
Net increase (decrease) .......................... (214) $(2,240) — $—
Year ended October 31, 2023
Shares sold ................................... 31,102 $273,159 — $—
Shares issued in reinvestment of distributions .......... 1,070 9,403 — —
Shares redeemed ............................... (17,626) (154,984) — —
Net increase (decrease) .......................... 14,546 $127,578 — $—
Class R6
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 5,357,427 $47,814,453 181,124 $1,361,775
Shares issued in reinvestment of distributions .......... 1,230,808 10,995,302 60,412 454,179
Shares redeemed ............................... (10,906,985) (97,361,129) (527,355) (3,960,014)
Net increase (decrease) .......................... (4,318,750) $(38,551,374) (285,819) $(2,144,060)
Year ended October 31, 2023
Shares sold ................................... 13,842,489 $122,573,246 440,518 $3,297,266
Shares issued in reinvestment of distributions .......... 2,551,165 22,597,484 114,657 856,879
Shares redeemed ............................... (30,144,651) (267,041,917) (1,767,331) (13,235,494)
Net increase (decrease) .......................... (13,750,997) $(121,871,187) (1,212,156) $(9,081,349)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 2,697,360 $24,029,530 2,723,339 $20,474,166
Shares issued in reinvestment of distributions .......... 407,200 3,633,547 237,729 1,785,166
Shares redeemed ............................... (3,981,293) (35,482,557) (2,416,591) (18,129,564)
Net increase (decrease) .......................... (876,733) $(7,819,480) 544,477 $4,129,768
Year ended October 31, 2023
Shares sold ................................... 10,777,954 $95,220,405 4,873,393 $36,619,209
Shares issued in reinvestment of distributions .......... 834,345 7,381,408 379,697 2,834,156
Shares redeemed ............................... (14,477,202) (128,079,883) (8,165,132) (61,234,616)
Net increase (decrease) .......................... (2,864,903) $(25,478,070) (2,912,042) $(21,781,251)
Franklin Total Return Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 18,999,561 $155,762,891
Shares issued in reinvestment of distributions .......... 5,726,663 47,021,310
Shares redeemed ............................... (34,832,065) (285,035,401)
Net increase (decrease) .......................... (10,105,841) $(82,251,200)
Year ended October 31, 2023
Shares sold
a
................................... 40,135,566 $329,527,884
Shares issued in reinvestment of distributions .......... 10,747,121 88,422,093
Shares redeemed ............................... (72,247,715) (593,142,093)
Net increase (decrease) .......................... (21,365,028) $(175,192,116)
Class C
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... 254,742 $2,070,750
Shares issued in reinvestment of distributions .......... 60,482 492,441
Shares redeemed
a
.............................. (899,729) (7,312,954)
Net increase (decrease) .......................... (584,505) $(4,749,763)
Year ended October 31, 2023
Shares sold ................................... 4,933,521 $40,521,635
Shares issued in reinvestment of distributions .......... 296,394 2,427,229
Shares redeemed
a
.............................. (12,869,901) (104,440,239)
Net increase (decrease) .......................... (7,639,986) $(61,491,375)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Total Return Fund
Shares Amount
Class R Shares:
Six Months ended April 30, 2024
Shares sold ................................... 108,085 $882,551
Shares issued in reinvestment of distributions .......... 16,128 131,937
Shares redeemed ............................... (149,562) (1,220,483)
Net increase (decrease) .......................... (25,349) $(205,995)
Year ended October 31, 2023
Shares sold ................................... 246,663 $2,023,662
Shares issued in reinvestment of distributions .......... 32,071 262,818
Shares redeemed ............................... (447,741) (3,667,131)
Net increase (decrease) .......................... (169,007) $(1,380,651)
Class R6
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 4,664,496 $38,517,108
Shares issued in reinvestment of distributions .......... 969,321 8,019,142
Shares redeemed ............................... (7,000,759) (57,805,479)
Net increase (decrease) .......................... (1,366,942) $(11,269,229)
Year ended October 31, 2023
Shares sold ................................... 10,273,885 $85,228,450
Shares issued in reinvestment of distributions .......... 1,790,240 14,832,666
Shares redeemed ............................... (16,566,915) (135,667,885)
Net increase (decrease) .......................... (4,502,790) $(35,606,769)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 4,586,618 $37,630,885
Shares issued in reinvestment of distributions .......... 364,611 3,011,998
Shares redeemed ............................... (3,266,064) (26,932,942)
Net increase (decrease) .......................... 1,685,165 $13,709,941
Year ended October 31, 2023
Shares sold ................................... 4,562,433 $37,680,401
Shares issued in reinvestment of distributions .......... 689,130 5,703,323
Shares redeemed ............................... (7,222,881) (59,648,818)
Net increase (decrease) .......................... (1,971,318) $(16,265,094)
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers based on the average daily net assets of the Fund as follows:
Franklin Long Duration Credit Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional of 0.30% per year of the average daily net assets of the Fund.
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.569% 0.300% 0.512%
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.486%
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 0.65% —% 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class R ............................... —% 0.50% 0.50%
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.10% —%
Class C ............................... 0.65% 0.65%
Class R ............................... —% 0.50%
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $18,976 $— $10,834
CDSC retained ........................... $41,646 $— $10,677
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,415 $37,881
CDSC retained ........................... $2,893 $6,368
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2024, investments in affiliated management investment companies were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Transfer agent fees ........................ $264,382 $4,134 $287,201
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $116,077 $462,206 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $69,605,515 $10,215,696 $(5,294,140) $— $— $74,527,071 74,527,071 $1,816,234
Total Affiliated Securities ... $69,605,515 $10,215,696 $(5,294,140) $— $— $74,527,071 $1,816,234
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $19,752,974 $10,034,207 $(29,543,041) $— $— $244,140 244,140 $11,058
Total Affiliated Securities ... $19,752,974 $10,034,207 $(29,543,041) $— $— $244,140 $11,058
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Effective March 1, 2024, FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Long Duration Credit Fund so that the operating expenses
(excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.09% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $49,548,481 $— $(47,436,579)
a
$(2,725,535) $613,633 $— — $2,035,516
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% 43,685,347 38,151,647 (41,290,823) — — 40,546,171 40,546,171 1,026,157
Total Affiliated Securities ... $93,233,828 $38,151,647 $(88,727,402) $(2,725,535) $613,633 $40,546,171 $3,061,673
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $9,206,156 $64,857,121 $(55,672,365) $— $— $18,390,912 18,390,912 $324,941
Total Affiliated Securities ... $9,206,156 $64,857,121 $(55,672,365) $— $— $18,390,912 $324,941
Franklin Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $26,002,517 $— $(24,894,213)
a
$(1,731,315) $623,011 $— — $1,068,217
Franklin Investment Grade
Corporate ETF ........... 274,724,000 — (293,128,855) (57,312,245) 75,717,100 — — 4,200,315
Franklin Senior Loan ETF .... 41,662,852 — (42,193,126) (1,470,103) 2,000,377 — — 850,838
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% 77,626,917 334,668,931 (371,017,124) — — 41,278,724 41,278,724 1,144,513
Total Affiliated Securities ... $420,016,286 $334,668,931 $(731,233,318) $(60,513,663) $78,340,488 $41,278,724 $7,263,883
a
Includes in-kind activity. See Note 12 .
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58%
based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Additionally, FT Institutional has contractually agreed in advance to limit the investment management fees for Franklin Long
Duration Credit Fund to 0.00% of the average daily net assets of the Fund until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund and
Franklin Low Duration U.S. Government Securities Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2025.
h. Other Affiliated Transactions
At April 30, 2024, Templeton International Inc. owned 64.0% of Franklin Long Duration Credit Fund's outstanding shares.
Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2023, the capital loss carryforwards were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 36,110,021 $ 36,291 $ 102,675,183
Long term ............................. 522,954,163 — 232,442,117
Total capital loss carryforwards ............ $559,064,184 $36,291 $335,117,300
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, complex securities and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended April 30,
2024, were as follows:
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 26,198,792 $ 179,061,521
Long term ............................. 133,563,833 397,455,350
Total capital loss carryforwards ............ $159,762,625 $576,516,871
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
a a a a
Cost of investments ....................... $1,594,242,515 $76,506,775 $2,075,317,705
Unrealized appreciation ..................... $13,910,948 $1,210,695 $7,843,603
Unrealized depreciation ..................... (53,393,934) (790,419) (76,751,506)
Net unrealized appreciation (depreciation) ....... $(39,482,986) $420,276 $(68,907,903)
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
a a a
Cost of investments ....................... $429,379,063 $3,845,565,821
Unrealized appreciation ..................... $644,446 $25,178,649
Unrealized depreciation ..................... (11,926,262) (315,247,770)
Net unrealized appreciation (depreciation) ....... $(11,281,816) $(290,069,121)
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Purchases .............................. $353,704,443 $27,599,005 $752,012,975
Sales .................................. $289,179,923 $21,191,170 $856,592,886
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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6. Credit Risk and Defaulted Securities
At April 30, 2024, certain or all Funds had a portion of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
April 30, 2024, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total Return
Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Franklin Total Return Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Purchases .............................. $12,703,194 $3,618,255,329
Sales .................................. $47,712,130 $3,569,918,658
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities
Fund
Franklin Total
Return Fund
Credit risk ..................................... 81.9% 7.4% 20.5% 5.6%
5. Investment Transactions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
961,663 Talos Energy, Inc. ............................ 3/04/24 $ 12,742,035 $ 12,550,870
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $12,742,035 $12,550,870
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
189,474 Talos Energy, Inc. ............................ 3/04/24 2,510,531 2,472,866
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $2,603,519 $2,472,866
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,469 $ —
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
204,025 Talos Energy, Inc. ............................ 3/04/24 2,703,331 2,662,774
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $2,926,925 $2,662,774
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of April 30, 2024.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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9. Other Derivative Information
At April 30, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,007,537
a
Variation margin on futures
contracts
$ 6,989,739
a
Credit contracts ............
Variation margin on centrally
cleared swap contracts
659,388
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
282,284 OTC swap contracts (upfront
receipts)
470,917
Unrealized appreciation on OTC
swap contracts
926,763 Unrealized depreciation on OTC
swap contracts
—
Total .................... $4,875,972 $7,460,656
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
407,213
a
Variation margin on futures
contracts
1,159,711
a
Total .................... $407,213 $1,159,711
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
4,578,950
a
Variation margin on futures
contracts
6,236,756
a
Variation margin on centrally
cleared swap contracts
3,716,547
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
— Unrealized depreciation on OTC
forward exchange contracts
325,385
Credit contracts ............
Investments in securities, at value 1,015,211
c
Options written, at value 423,065
Variation margin on centrally
cleared swap contracts
88,716
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
867,382 OTC swap contracts (upfront
receipts)
953,089
Unrealized appreciation on OTC
swap contracts
3,931,127 Unrealized depreciation on OTC
swap contracts
—
Total .................... $14,197,933 $7,938,295
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended April 30, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(2,063,086) Futures contracts $(4,015,165)
Foreign exchange contracts .....
Forward exchange contracts 1,153,692 Forward exchange contracts (1,198,559)
Credit contracts ...............
Swap contracts (328,334) Swap contracts 3,318,127
Total ....................... $(1,237,728) $(1,895,597)
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (517,024) Futures contracts (1,108,473)
Total ....................... $(517,024) $(1,108,473)
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (4,862,479) Futures contracts 3,642,859
Swap contracts (282) Swap contracts 322,954
Foreign exchange contracts .....
Forward exchange contracts 686,344 Forward exchange contracts (1,210,164)
Credit contracts ...............
Investments — Investments (477,269)
a
Written options — Written options 210,855
Swap contracts (13,087,537) Swap contracts 7,930,838
Total ....................... $(17,263,954) $10,420,073
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2024, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At April 30, 2024, the Funds' OTC derivative assets and liabilities are as follows:
At April 30, 2024, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Franklin Low Duration
Total Return Fund
Franklin Low Duration
U.S. Government
Securities Fund
Franklin Total Return
Fund
Futures contracts .................... $ 849,901,868 $ 113,189,153 $ 663,792,458
Swap Contracts ..................... 51,669,564 – 236,537,518
Forwards exchange contracts ........... 39,900,365 – 43,917,857
Options ............................ – – 32,000,000
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Swap contracts ....................................... $ 1,209,047 $ 470,917
Total ............................................. $1,209,047 $470,917
Franklin Total Return Fund
Forward exchange contracts ............................. — 325,385
Options purchased ..................................... 1,015,211 —
Options written ........................................ — 423,065
Swap contracts ....................................... 4,798,509 953,089
Total ............................................. $5,813,720 $1,701,539
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $883,636 $(470,917) $(412,498) $— $221
JPHQ ................... 325,411 — (298,525) — 26,886
Total ................... $1,209,047 $(470,917) $ (711,023) $— $27,107
Franklin Total Return Fund
Counterparty
BNDP ................... 941,405 (35,502) (878,344) — 27,559
CITI ..................... 2,208,907 (953,089) (1,252,484) — 3,334
JPHQ ................... 999,900 (325,385) (674,515) — —
MSCO ................... 1,663,508 (387,563) (1,122,182) — 153,763
Total ................... $5,813,720 $(1,701,539) $(3,927,525) $— $184,656
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At April 30, 2024, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 318.
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2024, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $470,917 $(470,917) $— $— $—
JPHQ ................... — — — — —
Total ................... $470,917 $(470,917) $— $— $—
Franklin Total Return Fund
Counterparty
BNDP ................... 35,502 (35,502) — — —
CITI ..................... 953,089 (953,089) — — —
JPHQ ................... 325,385 (325,385) — — —
MSCO ................... 387,563 (387,563) — — —
Total ................... $1,701,539 $(1,701,539) $— $— $—
a
At April 30, 2024, the Fund received U.S. Treasury Bills, Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Franklin Long
Duration Credit Fund began participating in the Global Credit Facility on February 2, 2024.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2024, the Funds did not use the Global Credit Facility.
12. Redemption In-Kind
During the period ended April 30, 2024, Franklin Low Duration Total Return Fund and Franklin Total Return Fund
(Funds) realized $2,725,535 and $1,731,315, respectively, of net losses resulting from in-kind transactions in which the Funds redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ — $ — $ (359,138)
a
$ 359,138 $ — $ —
b
— $ —
Quarternorth Energy
Holding, Inc. ...... 68,112,343 — (88,444,982)
a
39,971,319 (19,638,680) —
b
— —
UTEX Industries, Inc. .. 16,595,090 — — — (3,136,080) 13,459,010 261,340 —
UTEX Industries, Inc.,
2/20/49 .......... 1,185 — — — (1,067) 118 634 —
Total Affiliated Securities
(Value is 0.9% of Net
Assets) .......... $84,708,618 $— $(88,804,120) $40,330,457 $(22,775,827) $13,459,128 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of April 30, 2024, no longer held by the fund.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 52,529 $ — $ 52,529
Machinery ............................ — 13,459,010 — 13,459,010
Oil, Gas & Consumable Fuels ............. — — 12,550,870 12,550,870
Management Investment Companies ......... 12,960,380 — — 12,960,380
Preferred Stocks ......................... — 10,225 — 10,225
Warrants ............................... — — 118 118
Corporate Bonds ........................ — 77,568,395 — 77,568,395
Senior Floating Rate Interests ............... — 1,267,405,004 — 1,267,405,004
Asset-Backed Securities ................... — 9,045,556 — 9,045,556
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 74,527,071 87,180,371 — 161,707,442
Total Investments in Securities ........... $87,487,451 $1,454,721,090 $12,550,988 $1,554,759,529
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 73,546,811 — 73,546,811
Foreign Government and Agency Securities .... — 2,409,246 — 2,409,246
U.S. Government and Agency Securities ....... — 514,513 — 514,513
Municipal Bonds ......................... — 212,341 — 212,341
Short Term Investments ................... 244,140 — — 244,140
Total Investments in Securities ........... $244,140 $76,682,911 $— $76,927,051
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Hotels, Restaurants & Leisure ............. — 4,548 — 4,548
Machinery ............................ — 475,242 — 475,242
Oil, Gas & Consumable Fuels ............. — — 2,472,866 2,472,866
Specialty Retail ........................ — — —
a
—
Preferred Stocks ......................... — 885 — 885
Warrants ............................... — — 148 148
Corporate Bonds :
Aerospace & Defense ................... — 17,710,337 — 17,710,337
Air Freight & Logistics ................... — 1,678,556 — 1,678,556
Automobile Components ................. — 2,104,879 — 2,104,879
Automobiles .......................... — 17,673,376 — 17,673,376
Banks ............................... — 244,208,649 — 244,208,649
Beverages ........................... — 3,990,203 — 3,990,203
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Biotechnology ......................... $ — $ 11,970,031 $ — $ 11,970,031
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 4,607,549 — 4,607,549
Capital Markets ........................ — 79,847,570 — 79,847,570
Chemicals ........................... — 3,336,455 — 3,336,455
Commercial Services & Supplies ........... — 6,952,733 — 6,952,733
Communications Equipment .............. — 712,125 — 712,125
Consumer Finance ..................... — 24,274,472 — 24,274,472
Consumer Staples Distribution & Retail ...... — 7,283,308 — 7,283,308
Containers & Packaging ................. — 1,635,328 — 1,635,328
Diversified Consumer Services ............ — 1,865,781 — 1,865,781
Diversified REITs ...................... — 3,942,341 — 3,942,341
Diversified Telecommunication Services ..... — 20,707,651 — 20,707,651
Electric Utilities ........................ — 46,086,403 — 46,086,403
Entertainment ......................... — 19,617,119 — 19,617,119
Financial Services ...................... — 13,568,701 —
a
13,568,701
Food Products ........................ — 6,007,708 — 6,007,708
Ground Transportation .................. — 3,931,797 — 3,931,797
Health Care Equipment & Supplies ......... — 8,111,283 — 8,111,283
Health Care Providers & Services .......... — 26,119,445 — 26,119,445
Health Care REITs ..................... — 3,275,980 — 3,275,980
Health Care Technology ................. — 3,356,536 — 3,356,536
Hotel & Resort REITs ................... — 1,104,691 — 1,104,691
Hotels, Restaurants & Leisure ............. — 9,584,648 — 9,584,648
Household Durables .................... — 4,017,038 — 4,017,038
Industrial REITs ....................... — 7,679,911 — 7,679,911
Insurance ............................ — 85,981,173 — 85,981,173
Interactive Media & Services .............. — 12,447,644 — 12,447,644
Life Sciences Tools & Services ............ — 4,840,090 — 4,840,090
Machinery ............................ — 6,276,810 — 6,276,810
Media ............................... — 16,061,971 — 16,061,971
Metals & Mining ....................... — 936,044 — 936,044
Multi-Utilities .......................... — 10,037,066 — 10,037,066
Oil, Gas & Consumable Fuels ............. — 47,841,308 — 47,841,308
Passenger Airlines ..................... — 3,635,397 — 3,635,397
Personal Care Products ................. — 17,761,844 — 17,761,844
Pharmaceuticals ....................... — 28,333,137 — 28,333,137
Semiconductors & Semiconductor Equipment . — 9,947,510 — 9,947,510
Specialized REITs ...................... — 1,292,394 — 1,292,394
Specialty Retail ........................ — 5,032,192 — 5,032,192
Technology Hardware, Storage & Peripherals . — 5,692,126 — 5,692,126
Textiles, Apparel & Luxury Goods .......... — 7,435,283 — 7,435,283
Tobacco ............................. — 17,712,303 — 17,712,303
Trading Companies & Distributors .......... — 6,273,002 — 6,273,002
Wireless Telecommunication Services ....... — 7,060,894 — 7,060,894
Senior Floating Rate Interests ............... — 46,958,790 — 46,958,790
Marketplace Loans ....................... — — 42,760,449 42,760,449
Foreign Government and Agency Securities .... — 36,428,007 — 36,428,007
U.S. Government and Agency Securities ....... — 333,225,478 — 333,225,478
Asset-Backed Securities ................... — 427,895,334 — 427,895,334
Commercial Mortgage-Backed Securities ...... — 36,475,320 — 36,475,320
Mortgage-Backed Securities ................ — 25,489,533 — 25,489,533
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Commercial Mortgage-Backed Securities
Municipal Bonds ......................... $ — $ 20,558,719 $ — $ 20,558,719
Residential Mortgage-Backed Securities ....... — 82,390,955 — 82,390,955
Escrows and Litigation Trusts ............... — 109,250 —
a
109,250
Short Term Investments ................... 40,546,171 11,497,665 — 52,043,836
Total Investments in Securities ........... $40,546,171 $1,923,070,518 $45,233,463 $2,008,850,152
Other Financial Instruments:
Futures Contracts ....................... $ 3,007,537 $ — $ — $ 3,007,537
Swap Contracts ......................... — 1,586,151 — 1,586,151
Total Other Financial Instruments ......... $3,007,537 $1,586,151 $— $4,593,688
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 6,989,739 $ — $ — $ 6,989,739
Total Other Financial Instruments ......... $6,989,739 $— $— $6,989,739
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
b
U.S. Government and Agency Securities ....... — 59,352,894 — 59,352,894
Mortgage-Backed Securities ................ — 255,037,624 — 255,037,624
Agency Commercial Mortgage-Backed Securities — 86,068,315 — 86,068,315
Short Term Investments ................... 18,390,912 — — 18,390,912
Total Investments in Securities ........... $18,390,912 $400,458,833 $— $418,849,745
Other Financial Instruments:
Futures Contracts ....................... $407,213 $— $— $407,213
Total Other Financial Instruments ......... $407,213 $— $— $407,213
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $1,159,711 $— $— $1,159,711
Total Other Financial Instruments ......... $1,159,711 $— $— $1,159,711
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Energy Equipment & Services ............. 158,421 — — 158,421
Hotels, Restaurants & Leisure ............. — 2,387 — 2,387
Machinery ............................ — 249,414 — 249,414
Oil, Gas & Consumable Fuels ............. — — 2,662,774 2,662,774
Preferred Stocks :
Banks ............................... 2,697,000 — — 2,697,000
Hotels, Restaurants & Leisure ............. — 465 — 465
Warrants ............................... — — 77 77
Corporate Bonds :
Aerospace & Defense ................... — 27,901,032 — 27,901,032
Air Freight & Logistics ................... — 3,258,373 — 3,258,373
Automobiles .......................... — 1,573,001 — 1,573,001
Banks ............................... — 243,544,999 — 243,544,999
Beverages ........................... — 4,738,024 — 4,738,024
Biotechnology ......................... — 41,459,852 — 41,459,852
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 13,180,867 — 13,180,867
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Capital Markets ........................ $ — $ 89,494,854 $ — $ 89,494,854
Chemicals ........................... — 10,009,171 — 10,009,171
Commercial Services & Supplies ........... — 11,584,781 — 11,584,781
Communications Equipment .............. — 13,963,142 — 13,963,142
Consumer Finance ..................... — 23,155,856 — 23,155,856
Consumer Staples Distribution & Retail ...... — 17,065,707 — 17,065,707
Containers & Packaging ................. — 5,963,973 — 5,963,973
Diversified REITs ...................... — 3,502,293 — 3,502,293
Diversified Telecommunication Services ..... — 36,044,031 — 36,044,031
Electric Utilities ........................ — 52,768,552 — 52,768,552
Electrical Equipment .................... — 2,207,626 — 2,207,626
Electronic Equipment, Instruments &
Components ........................ — 7,124,297 — 7,124,297
Entertainment ......................... — 13,136,729 — 13,136,729
Financial Services ...................... — 28,623,608 — 28,623,608
Food Products ........................ — 12,261,415 — 12,261,415
Ground Transportation .................. — 17,435,338 — 17,435,338
Health Care Equipment & Supplies ......... — 25,498,748 — 25,498,748
Health Care Providers & Services .......... — 59,424,059 — 59,424,059
Health Care REITs ..................... — 940,191 — 940,191
Health Care Technology ................. — 4,373,668 — 4,373,668
Hotel & Resort REITs ................... — 5,786,460 — 5,786,460
Hotels, Restaurants & Leisure ............. — 14,598,657 — 14,598,657
Household Durables .................... — 6,534,807 — 6,534,807
Independent Power and Renewable Electricity
Producers .......................... — 9,164,530 — 9,164,530
Insurance ............................ — 66,559,819 — 66,559,819
Interactive Media & Services .............. — 18,303,672 — 18,303,672
Life Sciences Tools & Services ............ — 1,441,260 — 1,441,260
Machinery ............................ — 3,082,838 — 3,082,838
Media ............................... — 40,176,367 — 40,176,367
Metals & Mining ....................... — 6,373,926 — 6,373,926
Multi-Utilities .......................... — 13,140,339 — 13,140,339
Office REITs .......................... — 8,369,413 — 8,369,413
Oil, Gas & Consumable Fuels ............. — 93,660,352 — 93,660,352
Paper & Forest Products ................. — 1,850,583 — 1,850,583
Passenger Airlines ..................... — 14,070,371 — 14,070,371
Personal Care Products ................. — 12,351,146 — 12,351,146
Pharmaceuticals ....................... — 34,724,991 — 34,724,991
Software ............................. — 6,026,901 — 6,026,901
Technology Hardware, Storage & Peripherals . — 1,853,325 — 1,853,325
Textiles, Apparel & Luxury Goods .......... — 17,844,684 — 17,844,684
Tobacco ............................. — 25,862,564 — 25,862,564
Trading Companies & Distributors .......... — 14,132,445 — 14,132,445
Wireless Telecommunication Services ....... — 17,246,200 — 17,246,200
Senior Floating Rate Interests ............... — 45,177,544 — 45,177,544
Marketplace Loans ....................... — — 40,969,156 40,969,156
Foreign Government and Agency Securities .... — 74,226,149 — 74,226,149
U.S. Government and Agency Securities ....... — 654,731,628 — 654,731,628
Asset-Backed Securities ................... — 258,823,794 — 258,823,794
Commercial Mortgage-Backed Securities ...... — 44,296,016 — 44,296,016
Mortgage-Backed Securities ................ — 1,020,144,514 — 1,020,144,514
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Commercial Mortgage-Backed Securities
Municipal Bonds ......................... $ — $ 58,338,929 $ — $ 58,338,929
Residential Mortgage-Backed Securities ....... — 103,181,666 — 103,181,666
Agency Commercial Mortgage-Backed Securities — 373,113 — 373,113
Escrows and Litigation Trusts ............... — 172,500 —
a
172,500
Options Purchased ....................... — 1,015,211 — 1,015,211
Short Term Investments ................... 41,278,724 — — 41,278,724
Total Investments in Securities ........... $44,134,145 $3,464,123,167 $43,632,007 $3,551,889,319
Other Financial Instruments:
Futures Contracts ....................... $4,578,950 $— $— $4,578,950
Swap Contracts ......................... — 7,736,390 — 7,736,390
Total Other Financial Instruments ......... $4,578,950 $7,736,390 $— $12,315,340
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $325,385 $— $325,385
Futures Contracts ........................ 6,236,756 — — 6,236,756
Options Written .......................... — 423,065 — 423,065
Total Other Financial Instruments ......... $6,236,756 $748,450 $— $6,985,206
a
Includes financial instruments determined to have no value.
b
For detailed categories, see the accompanying Schedule of Investments.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2024, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Oil, Gas & Consumable
Fuels .......... — 2,510,531 — — — — — (37,665) 2,472,866 (37,665)
Specialty Retail ..... — — — 73,017 — — — (73,017) —
d
(73,017)
Warrants :
Machinery ......... — 699 — — — — — (551) 148 (551)
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Financial Services ... 818,811 — — — — (2,181) — (816,630) —
d
(816,630)
Marketplace Loans :
Financial Services ... 55,313,777 6,899,953 (19,151,698) — — — (270,960) (30,623) 42,760,449 (1,359,407)
Escrows and Litigation
Trusts : —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $56,132,588 $9,411,183 $(19,151,698) $73,017 $— $(2,181) $(270,960) $(958,486) $45,233,463 $(2,287,270)
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... — 2,703,331 — — — — — (40,557) 2,662,774 (40,557)
Warrants :
Machinery ......... — 367 — — — — — (290) 77 (290)
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Marketplace Loans :
Financial Services ... 48,961,503 10,178,442 (18,280,526) — — — (1,014,295) 1,124,032 40,969,156 (209,971)
Commercial Mortgage-
Backed Securities :
Financial Services ... 480 — (480) — — — 22 (22) — —
Escrows and Litigation
Trusts : —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $48,961,983 $12,882,140 $(18,281,006) $— $— $— $(1,014,273) $1,083,163 $43,632,007 $(250,818)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2024, are as follows:
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . $42,760,449 Discounted cash flow Loss-adjusted discount rate
0.7% – 19.7%
(9.5%)
Decrease
Projected loss rate 4.1% – 80.6%
(17.3%)
Decrease
All Other Investments. . . .
.......
2,473,014
c,d
Total. . . . . . . . . . . . . . .
.........
$45,233,463
Franklin Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . $40,969,156 Discounted cash flow Loss-adjusted discount rate
2.4% – 20.0%
(9.7%)
Decrease
Projected loss rate 1.1% – 51.0%
(16.3%)
Decrease
All Other Investments. . . .
.......
2,662,851
c,d
Total. . . . . . . . . . . . . . .
.........
$43,632,007
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.34%
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rate
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, each
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST2 S 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Investors Securities Trust
Investment Managers Distributor Shareholder Services
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5.  Audit Committee

of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 27, 2024